UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-135650
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 22	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-05701
Amendment No. 87	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner, III, Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2018

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2018 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

America’s marketFLEX® II Annuity
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-4
The date of this prospectus is May 1, 2018.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2018), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 57. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
Additionally, with respect to the Extra Value Options, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
1

•	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	American Funds Insurance Series® - Capital Income Builder®: Class 4
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Credit Suisse Trust - Commodity Return Strategy Portfolio
•	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Long Short Equity Fund
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
•	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S
•	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
•	ProFunds - ProFund VP Access High Yield Fund
•	ProFunds - ProFund VP Asia 30
•	ProFunds - ProFund VP Banks
•	ProFunds - ProFund VP Basic Materials
•	ProFunds - ProFund VP Biotechnology
•	ProFunds - ProFund VP Bull
•	ProFunds - ProFund VP Consumer Goods
•	ProFunds - ProFund VP Consumer Services
•	ProFunds - ProFund VP Emerging Markets
•	ProFunds - ProFund VP Europe 30
•	ProFunds - ProFund VP Financials
•	ProFunds - ProFund VP Health Care
•	ProFunds - ProFund VP Industrials
•	ProFunds - ProFund VP International
•	ProFunds - ProFund VP Internet
•	ProFunds - ProFund VP Japan
•	ProFunds - ProFund VP NASDAQ-100
•	ProFunds - ProFund VP Oil & Gas
•	ProFunds - ProFund VP Pharmaceuticals
•	ProFunds - ProFund VP Precious Metals
•	ProFunds - ProFund VP Real Estate
•	ProFunds - ProFund VP Semiconductor
•	ProFunds - ProFund VP Technology
•	ProFunds - ProFund VP Telecommunications
•	ProFunds - ProFund VP Utilities
•	Rydex Variable Trust - Banking Fund
•	Rydex Variable Trust - Basic Materials Fund
•	Rydex Variable Trust - Biotechnology Fund
•	Rydex Variable Trust - Commodities Strategy Fund
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Electronics Fund
•	Rydex Variable Trust - Energy Fund
•	Rydex Variable Trust - Energy Services Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Health Care Fund
•	Rydex Variable Trust - High Yield Strategy Fund
•	Rydex Variable Trust - Internet Fund
•	Rydex Variable Trust - Leisure Fund
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•	Rydex Variable Trust - NASDAQ-100® Fund
•	Rydex Variable Trust - Precious Metals Fund
•	Rydex Variable Trust - Real Estate Fund
•	Rydex Variable Trust - Retailing Fund
•	Rydex Variable Trust - S&P 500 Pure Growth Fund
•	Rydex Variable Trust - S&P 500 Pure Value Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•	Rydex Variable Trust - Technology Fund
•	Rydex Variable Trust - Telecommunications Fund
•	Rydex Variable Trust - Transportation Fund
•	Rydex Variable Trust - Utilities Fund
•	The Merger Fund VL - The Merger Fund VL
•	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
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Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-4, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
6

7

Table of Contents (continued)
8

Table of Contents (continued)
9

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract. Please refer to the applicable section later in this prospectus for a detailed description of each charge.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered) Contracts that elect the standard CDSC schedule will be referred to as "B Schedule" contracts.	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [3]
Variable Account Annual Expenses (annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge	1.05%
Administrative Charge	0.20%
CDSC Options (an applicant may purchase one)
Four Year CDSC Option ("L Schedule Option") Charge	0.35%
Total Variable Account Charges (including this option only)	1.60%
Range of L Schedule Option CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%

No CDSC Option ("C Schedule Option") Charge	0.40%
Total Variable Account Charges (including this option only)	1.65%
Death Benefit Options (an applicant may purchase one)
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
Total Variable Account Charges (including this option only)	1.55%
Return of Premium Enhanced Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	1.45%
Extra Value Options[4] (an applicant may purchase one)
3% Extra Value Option Charge	0.40%
Total Variable Account Charges (including this option only)	1.65%
4% Extra Value Option Charge	0.55%
Total Variable Account Charges (including this option only)	1.80%
iFLEX Option Charge (no longer available for election)	0.60% [5]
Total Variable Account Charges (including this option only)	1.85%

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The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (Expenses shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.)
Mortality and Expense Risk Charge (applicable to all contracts)	1.05%
Administrative Charge (applicable to all contracts)	0.20%
C Schedule Option Charge	0.40%
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
4% Extra Value Option Charge	0.55%
iFLEX Option Charge	0.60%
Maximum Possible Total Variable Account Charges	3.10%

[1]	Nationwide will assess a loan processing fee at the time each new loan is processed.
[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the maximum net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[4]	Nationwide will discontinue deducting the charge associated with the 3% and 4% Extra Value Options 7 years from the date the contract was issued.
[5]	Currently, the Variable Account charge for the iFLEX Option is equal to an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2017, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.31%	4.04%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.10%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (4.04%)	$1,450	$2,693	$3,866	$6,708	*	$2,193	$3,566	$6,708	$750	$2,193	$3,566	$6,708
Minimum Total Underlying Mutual Fund Operating Expenses (0.31%)	$1,058	$1,589	$2,142	$3,818	*	$1,089	$1,842	$3,818	$358	$1,089	$1,842	$3,818
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000.The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
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Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.05% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
CDSC Options
L Schedule Option
An applicant can elect the L Schedule Option at the time of application. The L Schedule Option reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets.
C Schedule Option
An applicant can elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.40% of the Daily Net Assets.
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Death Benefit Options
The contract contains a standard death benefit (return of Contract Value) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The Highest Anniversary Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.30% of the Daily Net Assets.
•	The Return of Premium Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
Extra Value Options
The contract offers Extra Value Options, one of which may be elected at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The available options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.40% of the Daily Net Assets.
•	The 4% Extra Value Option applies a credit in the amount of 4% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.55% of the Daily Net Assets.
iFLEX Option
The iFLEX Option is a withdrawal benefit that gives the Contract Owner the choice of an Immediate Withdrawal Benefit or a Guaranteed Lifetime Withdrawal Benefit. In either case, the iFLEX Option allows a Contract Owner to take withdrawals from the contract of up to 5% of a benefit base annually, regardless of the Contract Value. Effective May 1, 2010, the iFLEX Option is no longer available for election. Investment restrictions apply. If the applicant elects the iFLEX Option, Nationwide will deduct an additional charge not to exceed an annualized rate of 0.60% of the Daily Net Assets. Currently, the charge for the iFLEX Option is an annualized rate of 0.40% of the Daily Net Assets.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 4% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the L Share Option will be assessed both before and after annuitization.
•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
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Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
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Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-4 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
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The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may
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be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
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Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.25% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
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Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2017, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
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For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
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Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.05% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
If the Contract Owner elected the No CDSC Option, no CDSC will be assessed on amounts withdrawn from the contract.
For those contracts where the No CDSC Option is not elected, the maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments ; or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
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In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (4 years if the L Schedule Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the withdrawal request(s). Each withdrawal requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%. Any withdrawal or that portion of a withdrawal made for this purpose that exceeds the limit for that calendar year will be subject to the CDSC provisions of the contract. Any withdrawals may be subject to income tax and/or tax penalties.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
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Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
CDSC Options
L Schedule Option
An applicant can elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. The L Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
C Schedule Option
An applicant can elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. The C Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.40% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option makes the contract ineligible to receive Purchase Payment Credits that would otherwise be available under the contract.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant’s 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Highest Anniversary Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Return of Premium Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The 3% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s
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General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.40% of the Daily Net Assets for the first seven Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
4% Extra Value Option
Applicants can elect the 4% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract for the first 12 months the contract is in force. The 4% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.55% of the Daily Net Assets for the first seven Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of 7 Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule CDSC schedule.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is taken in order to pay registered representative fees, as permitted under the contract;
•	If the withdrawal is not subject to a CDSC (or would not be subject to a CDSC under the B Schedule CDSC schedule);
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after 7 Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of 7 Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
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Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of 7 Contract Years that is subject to CDSC or would be subject to a CDSC under the B Schedule CDSC schedule, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
iFLEX Option
The iFLEX Option is a withdrawal benefit that gives the Contract Owner the choice of an Immediate Withdrawal Benefit or a Guaranteed Lifetime Withdrawal Benefit. In either case, the iFLEX Option allows a Contract Owner to take withdrawals from the contract of up to 5% of a benefit base annually, regardless of the Contract Value. Once elected, the iFLEX Option is irrevocable. Effective May 1, 2010, the iFLEX Option is no longer available for election.
The person upon whose life the benefit depends (the "determining life") must be between 35 and 85 years old at the time of application. For most contracts, the determining life is that of the primary Contract Owner designated on the application. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the primary Annuitant, and all references in this option to "Contract Owner" shall mean primary Annuitant. The determining life may not be changed.
In exchange for the withdrawal benefits associated with the iFLEX Option, Nationwide will assess an additional charge not to exceed an annualized rate of 0.60% of the Daily Net Assets. Currently, the charge associated with this option is an annualized rate of 0.40% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Once the option is elected, the charge will not change, except, possibly, upon the Contract Owner’s election to invoke a Reset Opportunity, as discussed herein.
Election of the iFLEX Option requires that the Contract Owner allocate the entire Contract Value to a limited set of Sub-Accounts available under the contract. The Contract Owner may reallocate the Contract Value among the available Sub-Accounts in accordance with the Transfers Prior to Annuitization provision.
Currently, subsequent purchase payments are permitted under the iFLEX Option. However, Nationwide reserves the right to limit subsequent payments in the future.
The iFLEX Option (including all the charges, benefits, and conditions) terminates upon termination of the contract, annuitization of the contract, or upon the death of the primary Contract Owner (the determining life). The benefits associated with the iFLEX Option will not continue with a joint owner.
Electing the Form of the Benefit
The Contract Owner determines the form of the benefit by deciding when to take the first withdrawal.
•	If the Contract Owner takes the first withdrawal before the later of the fifth Contract Anniversary or the date the determining life reaches age 59½, the Contract Owner will invoke the Immediate Withdrawal Benefit.
•	If the Contract Owner takes the first withdrawal on or after the later of the fifth Contract Anniversary or the date the determining life reaches age 59½, the Contract Owner will invoke the Guaranteed Lifetime Withdrawal Benefit.
•	Once the first withdrawal is taken, the form of the benefit may not be changed or revoked.
Immediate Withdrawal Benefit
The Immediate Withdrawal Benefit permits the Contract Owner to take annual withdrawals of up to 5% of the immediate withdrawal benefit base until the benefit base is exhausted.
At the time of the first withdrawal, the immediate withdrawal benefit base is calculated and set equal to the greater of (1) or (2) where:
(1)	is the Contract Value at the time of application, plus any purchase payments applied to the contract before the first withdrawal; and
(2)	is the Contract Value on the fifth Contract Anniversary (if applicable).
The immediate withdrawal benefit base will only change if the Contract Owner elects to invoke a Reset Opportunity (as discussed herein) or if the Contract Owner takes a withdrawal in excess of the permitted 5%.
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Once the Immediate Withdrawal Benefit is invoked, on each Contract Anniversary, the Contract Owner is entitled to withdraw an amount equal to 5% of the immediate withdrawal benefit base without reducing the immediate withdrawal benefit base until the "remaining immediate withdrawal amount" is depleted. The initial remaining immediate withdrawal amount is equal to the immediate withdrawal benefit base on the date of the first withdrawal. It is reduced with each withdrawal and is used to track the amount remaining for withdrawal under the Immediate Withdrawal Benefit. Although these withdrawals do not reduce the immediate withdrawal benefit base, they do reduce the Contract Value (and therefore the amount available for annuitization) and the death benefit.
In order to receive a withdrawal in connection with the Immediate Withdrawal Benefit, the Contract Owner must submit a withdrawal request to the Service Center. Upon receipt of the request, Nationwide will redeem Accumulation Units from the Sub-Accounts in proportion to the value in each investment option at the time of the withdrawal request. Withdrawal requests may be submitted systematically or directly by the Contract Owner.
Withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC could cause the gross withdrawal (the withdrawal amount plus the CDSC) to exceed the 5% benefit amount, resulting in a decrease to the immediate withdrawal benefit base. To avoid this, Contract Owners can request to receive the withdrawal net of the CDSC. The gross amount of the withdrawal (including the CDSC) is the amount used to determine whether the withdrawal exceeds the 5% benefit amount.
Each withdrawal taken under the Immediate Withdrawal Benefit that is not an excess withdrawal (as discussed herein) reduces the remaining immediate withdrawal amount on a dollar for dollar basis. Any portion of the Immediate Withdrawal Benefit that is not withdrawn in a given Contract Year is forfeited and may not be claimed in subsequent years.
The Contract Owner may take withdrawals in excess of 5% of the immediate withdrawal benefit base if the Contract Value is greater than $0. Any such "excess withdrawal " will reduce the immediate withdrawal benefit base and, consequently, the amount that may be withdrawn each year thereafter (see Impact of Excess Withdrawals).
Once the remaining immediate withdrawal amount reaches $0, the Immediate Withdrawal Benefit is exhausted and the Contract Owner is no longer entitled to take withdrawals under the iFLEX Option.
Note: Even if the remaining immediate withdrawal amount equals $0, there may still be Contract Value in the contract. If so, the Contract Owner may take withdrawals outside of the iFLEX Option (according to the terms of the contract) and/or use the Reset Opportunity (discussed herein) to reestablish an immediate withdrawal benefit base and a remaining immediate withdrawal amount.
In contrast, if the Contract Value reaches $0 before the remaining immediate withdrawal amount is depleted, Nationwide will automatically pay the Contract Owner 5% of the immediate withdrawal benefit base each Contract Year until the remaining immediate withdrawal amount is $0. No additional purchase payments will be accepted and no withdrawals in excess of 5% of the immediate withdrawal benefit base will be permitted. Once the remaining immediate withdrawal amount reaches $0 (and the Contract Value is $0), the contract will automatically terminate.
Guaranteed Lifetime Withdrawal Benefit
The Guaranteed Lifetime Withdrawal Benefit permits the Contract Owner to take annual withdrawals of up to 5% of the guaranteed lifetime withdrawal benefit base for the duration of the Contract Owner’s lifetime, regardless of Contract Value. This lifetime income stream is distinct from the annuitization phase of the contract.
At the time of the first withdrawal, the guaranteed lifetime withdrawal benefit base is calculated and set equal to the greater of (1) or (2) where:
(1)	is the Contract Value at the time of application, plus any purchase payments applied to the contract before the first withdrawal, and
(2)	is the Contract Value on the fifth Contract Anniversary (if applicable).
The guaranteed lifetime withdrawal benefit base will only change if the Contract Owner elects to invoke a Reset Opportunity (as discussed herein) or if the Contract Owner takes a withdrawal in excess of the permitted 5%.
Once the Guaranteed Lifetime Withdrawal Benefit is invoked, on each Contract Anniversary, the Contract Owner is entitled to withdraw an amount equal to 5% of the guaranteed lifetime withdrawal benefit base without reducing the guaranteed lifetime withdrawal benefit base until the earlier of the determining life’s death or annuitization, even after the Contract Value falls to $0. Although these withdrawals do not reduce the guaranteed lifetime withdrawal benefit base, they do reduce the Contract Value (and therefore the amount available for annuitization) and the death benefit.
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In order to receive a withdrawal in connection with the Guaranteed Lifetime Withdrawal Benefit, the Contract Owner must submit a withdrawal request to the Service Center. Upon receipt of the request, Nationwide will redeem Accumulation Units from the Sub-Accounts in proportion to the value in each investment option at the time of the withdrawal request. Withdrawal requests may be submitted systematically or directly by the Contract Owner.
Withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC could cause the gross withdrawal (the withdrawal amount plus the CDSC) to exceed the 5% benefit amount, resulting in a decrease to the guaranteed lifetime withdrawal benefit base. To avoid this, Contract Owners can request to receive the withdrawal net of the CDSC. The gross amount of the withdrawal (including the CDSC) is the amount used to determine whether the withdrawal exceeds the 5% benefit amount.
Any portion of the Guaranteed Lifetime Withdrawal Benefit that is not withdrawn in a given Contract Year is forfeited and may not be claimed in subsequent years.
The Contract Owner may take withdrawals in excess of 5% of the guaranteed lifetime withdrawal benefit base if the Contract Value is greater than $0. Any such "excess withdrawal" will reduce the guaranteed lifetime withdrawal benefit base and, consequently, the amount that may be withdrawn each year thereafter (see Impact of Excess Withdrawals).
Once the Contract Value equals $0, the Contract Owner cannot take excess withdrawals, but can continue to take annual withdrawals of up to 5% of the guaranteed lifetime withdrawal benefit base for the duration of the Contract Owner’s lifetime. No additional purchase payments will be permitted.
Impact of Excess Withdrawals
The Contract Owner may take withdrawals in excess of 5% of the applicable benefit base if the Contract Value is greater than $0. Any such "excess withdrawal " will reduce the applicable benefit base and, consequently, the benefit amount calculated for subsequent years. If the Contract Owner takes an excess withdrawal, the applicable benefit base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 5% benefit amount; or
(2)	a proportion based on the ratio of the dollar amount of the withdrawal in excess of the 5% benefit amount to the Contract Value (after the withdrawal of the 5% benefit amount), multiplied by the applicable benefit base.
In situations where the Contract Value exceeds the applicable benefit base, excess withdrawals will typically result in a dollar amount reduction to the applicable benefit base. In situations where the Contract Value is less than the applicable benefit base, excess withdrawals will typically result in a proportional reduction to the lifetime applicable benefit base. Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take excess withdrawals.
Purchase Payments After the First Withdrawal
Purchase payments made after the first withdrawal are permitted, provided that the Contract Value is greater than $0. Once the Contract Value reaches $0 after the first withdrawal has been taken under the iFLEX Option, no further purchase payments will be permitted.
These post-withdrawal purchase payments will not increase the applicable benefit base, but will be included in the Contract Value, and therefore will be taken into account in the event the Contract Owner elects to invoke a Reset Opportunity.
Reset Opportunities
Every five years, starting with the 10th Contract Anniversary, the Contract Owner will have the opportunity to instruct Nationwide to reset the applicable benefit base to equal the current Contract Value. In the case of the Immediate Withdrawal Benefit, both the immediate withdrawal benefit base and the remaining immediate withdrawal amount will be set equal to the current Contract Value. In the case of the Guaranteed Lifetime Withdrawal Benefit, the guaranteed lifetime withdrawal benefit base will be set equal to the current Contract Value.
Nationwide will provide the Contract Owner with the current Contract Value and the applicable benefit base(s), and will provide instructions on how to communicate an election to invoke the Reset Opportunity. If the Contract Owner elects to invoke a Reset Opportunity, it will be at the then current terms and conditions of the iFLEX Option. If Nationwide does not receive a Contract Owner’s election to invoke the Reset Opportunity within 60 days after the applicable Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to invoke the Reset Opportunity.
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Taxation of withdrawals under the iFLEX Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a tax advisor.
Minimum Required Distributions
Withdrawals taken to satisfy minimum distribution requirements under the Internal Revenue Code could result in withdrawals that exceed the 5% benefit amount, resulting in a decrease to the applicable benefit base.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.65% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.25%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.65% will have a lower unit value than Sub-Account X with charges of 1.25% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
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Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
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Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be Annuitant's spouse)
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
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PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is
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received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits and PPCs) allocated to the Sub-Accounts plus any amount held in the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
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(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.25% to 3.10% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time upon advance written notice.
Transfer requests will be processed on the current Valuation Day if received at the Service Center at least one hour before the close of the New York Stock Exchange ("NYSE") (generally 3:00 pm EST). Nationwide is currently extending the cut-off time for transfer requests submitted via the internet to 15 minutes before the close of the NYSE (generally 3:45 pm EST). All transfer requests received at the Service Center after the applicable cut-off time will be processed on the next Valuation Day.
Actively Traded Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that support active trading strategies ("Actively Traded Funds").
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
•	ProFunds - ProFund VP Access High Yield Fund
•	ProFunds - ProFund VP Asia 30
•	ProFunds - ProFund VP Banks
•	ProFunds - ProFund VP Basic Materials
•	ProFunds - ProFund VP Bear
•	ProFunds - ProFund VP Biotechnology
•	ProFunds - ProFund VP Bull
•	ProFunds - ProFund VP Consumer Goods
•	ProFunds - ProFund VP Consumer Services
•	ProFunds - ProFund VP Emerging Markets
•	ProFunds - ProFund VP Europe 30
•	ProFunds - ProFund VP Financials
•	ProFunds - ProFund VP Health Care
•	ProFunds - ProFund VP Industrials
•	ProFunds - ProFund VP International
•	ProFunds - ProFund VP Internet
•	ProFunds - ProFund VP Japan
•	ProFunds - ProFund VP NASDAQ-100
•	ProFunds - ProFund VP Oil & Gas
•	ProFunds - ProFund VP Pharmaceuticals
•	ProFunds - ProFund VP Precious Metals
•	ProFunds - ProFund VP Real Estate
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•	ProFunds - ProFund VP Rising Rates Opportunity
•	ProFunds - ProFund VP Semiconductor
•	ProFunds - ProFund VP Short Emerging Markets
•	ProFunds - ProFund VP Short International
•	ProFunds - ProFund VP Short NASDAQ-100
•	ProFunds - ProFund VP Technology
•	ProFunds - ProFund VP Telecommunications
•	ProFunds - ProFund VP U.S. Government Plus
•	ProFunds - ProFund VP UltraNASDAQ-100
•	ProFunds - ProFund VP UltraShort NASDAQ-100
•	ProFunds - ProFund VP Utilities
•	Rydex Variable Trust - Banking Fund
•	Rydex Variable Trust - Basic Materials Fund
•	Rydex Variable Trust - Biotechnology Fund
•	Rydex Variable Trust - Commodities Strategy Fund
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Dow 2x Strategy Fund
•	Rydex Variable Trust - Electronics Fund
•	Rydex Variable Trust - Energy Fund
•	Rydex Variable Trust - Energy Services Fund
•	Rydex Variable Trust - Europe 1.25x Strategy Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
•	Rydex Variable Trust - Health Care Fund
•	Rydex Variable Trust - High Yield Strategy Fund
•	Rydex Variable Trust - Internet Fund
•	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
•	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
•	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
•	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
•	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
•	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
•	Rydex Variable Trust - Japan 2x Strategy Fund
•	Rydex Variable Trust - Leisure Fund
•	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® Fund
•	Rydex Variable Trust - Nova Fund
•	Rydex Variable Trust - Precious Metals Fund
•	Rydex Variable Trust - Real Estate Fund
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•	Rydex Variable Trust - Retailing Fund
•	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
•	Rydex Variable Trust - S&P 500 2x Strategy Fund
•	Rydex Variable Trust - S&P 500 Pure Growth Fund
•	Rydex Variable Trust - S&P 500 Pure Value Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
•	Rydex Variable Trust - Technology Fund
•	Rydex Variable Trust - Telecommunications Fund
•	Rydex Variable Trust - Transportation Fund
•	Rydex Variable Trust - Utilities Fund
•	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Limited Transfer Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that prohibit active trading strategies ("Limited Transfer Funds").
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	American Funds Insurance Series® - Capital Income Builder®: Class 4
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Credit Suisse Trust - Commodity Return Strategy Portfolio
•	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
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•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Global Managed Futures Strategy
•	Guggenheim Variable Funds - Long Short Equity Fund
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
•	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S
•	Northern Lights Variable Trust - 7Twelve Balanced Portfolio
•	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
•	Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
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•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
•	Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II
•	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
•	The Merger Fund VL - The Merger Fund VL
•	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Frequent Trading and Transfer Restrictions
Some of the Sub-Accounts available in the contract invest in underlying mutual funds that are designed to support active trading strategies (frequent reallocations from one Sub- Account to another). These Sub-Accounts are referred to in this prospectus as "Actively Traded Funds." The remaining Sub-Accounts available in the contract invest in underlying mutual funds that prohibit such active trading. These Sub-Accounts are referred to as "Limited Transfer Funds." Lists of the Actively Traded Funds and Limited Transfer Funds appear at the beginning of this section.
Nationwide discourages (and will take action to deter) inappropriate frequent transfers between and among the Limited Transfer Funds because frequent movement between or among those Sub-Accounts may negatively impact other investors. Frequent transfers among the Limited Transfer Funds can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the potentially negative impact of frequent transfers among the Limited Transfer Funds, Nationwide has implemented, or reserves the right to implement, several restrictions designed to deter frequent transfers among the Limited Transfer Funds, while still permitting Contract Owners to actively trade among the Actively Traded Funds. Nationwide makes no assurance that all risks associated with frequent trading will be completely eliminated by these processes and/or restrictions.
If Nationwide is unable to deter frequent trading in the Limited Transfer Funds, the performance of the Sub-Accounts may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess (against the Variable Account) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" involving Limited Transfer Funds in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation
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Period). For example, if a Contract Owner executes multiple transfers involving 10 Sub-Accounts in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two Sub-Accounts will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders involving Limited Transfer Funds will be accepted.
Nationwide will apply the following guidelines to the Limited Transfer Funds except for underlying mutual funds of Guggenheim Variable Funds and underlying mutual funds of the Rydex Variable Trust:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision below.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit
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further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Generally, allocations may be transferred among the Sub-Accounts once per Valuation Period without charges or penalties.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits and Purchase Payment Credits, but all losses attributable to the Extra Value Option credits and Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
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Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawal to Pay Registered Representative Fees
The contract may be available for use with investment accounts sold by registered representatives. Any fees and expenses charged by registered representatives or associated with such accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus. Fees for those accounts would be specified in the respective account agreements with the registered representative.
Selection of an investment advisor is at the complete discretion of the Contract Owner. Nationwide is not affiliated with and does not endorse such advisors, and makes no representations as to their qualifications. Some Contract Owners may authorize such advisors to take partial withdrawal from the contract to pay advisory or management fees. Partial withdrawals taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract, subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the withdrawal request(s). Each withdrawal requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%. Any withdrawal or portion of a withdrawal made for this purpose that exceeds the limit for that calendar year will be subject to the CDSC provisions of the contract. Any withdrawals may be subject to income tax and/or tax penalties.
Nationwide offers other variable annuity contracts that do not impose a CDSC, thus allowing for CDSC-free partial withdrawals to pay registered representative fees. This may result in a conflict of interest for your advisor, especially if he or she takes a sales commission from the purchase of this annuity and takes a fee for providing you with investment advice in connection with this contract. Consult with your registered representative (or another registered representative) about this potential conflict, or if you have any questions about this contract, other available Nationwide annuity contracts, how your registered representative is compensated for selling this contract, or additional fees he/she may assess for providing investment advice in connection with this annuity contract.
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Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	Purchase Payment Credits, if applicable
•	any outstanding loan balance plus accrued interest
Except for a surrender made in accordance with the Enhanced Surrender Value for Terminal Illness provision, the CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if an optional death benefit is elected, Nationwide will pay the Contract Value plus any additional amount necessary to equal the optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Withdrawals Under Certain Plan Types
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
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(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
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The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Some states do not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
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•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Requests).
Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
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Nationwide® Guided Portfolio Strategies
The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a GPS.
GPS portfolios are available under the contract at the time of application, and only one portfolio can be elected. However, Contract Owners may allocate part of their Contract Value to a GPS and the remainder to one or more Sub-Accounts. Total fund allocations among the GPS and/or Sub-Account(s) must equal 100%, and GPS allocations must be elected as a whole percentage.
A GPS is a static allocation strategy. The allocations or "split" between one or more Sub-Accounts is not monitored or adjusted to reflect changing market conditions. Nationwide will not automatically rebalance a Contract Owner’s Variable Account value to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. However, Contract Owners can elect Asset Rebalancing for no additional charge (see Asset Rebalancing).
Nationwide is not providing investment advice by providing these portfolios. Contract Owners are responsible for determining which GPS and/or Sub-Account(s) are best for them. Consult a qualified investment advisor.
Contract Owners may transfer out of a GPS subject to the terms of this prospectus.
For additional information about the underlying mutual funds that comprise a GPS, see Appendix A: Underlying Mutual Fund Information.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
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Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
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Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value.
Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant’s 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
A x F + B x (1 - F) Where:
A	=	The greatest of:
		(1)	the Contract Value;
		(2)	the total of all purchase payments made to the contract, less an adjustment for amounts withdrawn; and
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
B	=	the Contract Value;
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Highest Anniversary Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Return of Premium Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Spousal Protection Feature
Each of the optional death benefits includes a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
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(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 75 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted to the Service Center and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
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•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
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Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.25% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
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Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
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•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the combined financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
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Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-05701
Securities Act of 1933 Registration File No. 333-135650
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
ATF:	This Sub-Account is an Actively Traded Fund (see Transfer Requests).
LTF:	This Sub-Account is a Limited Transfer Fund (see Transfer Requests).
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	To maximize total return consistent with the Adviser’s determination of reasonable risk.
Designation: LTF
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
Designation: LTF
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
Designation: LTF
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	To seek to maximize total return, which consists of appreciation on its investments and a variable income stream.
Designation: LTF
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
Designation: LTF
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American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Designation: LTF
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Designation: LTF
American Funds Insurance Series® - Capital Income Builder®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund has two primary investment objectives. It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years. The fund's secondary objective is to provide you with growth of capital.
Designation: LTF
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.
Designation: LTF
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
Designation: LTF
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Designation: LTF
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Advisors, LLC
Investment Objective:	To seek to provide total return.
Designation: FF, LTF
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
Designation: LTF
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (formerly, Columbia Funds Variable Insurance Trust - Variable Portfolio - AQR Managed Futures Strategy Fund: Class 2)
Investment Advisor:	Columbia Management Investment Advisors, LLC
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The investment seeks positive absolute returns.
Designation: LTF
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Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Designation: LTF
Credit Suisse Trust - Commodity Return Strategy Portfolio
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Designation: LTF
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Designation: LTF
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Designation: LTF
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Designation: LTF
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Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF, LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Designation: LTF
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Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to provide a high level of current income, consistent with low volatility of principal.
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	The Portfolio seeks long-term growth of capital.
Designation: LTF
Guggenheim Variable Funds - Global Managed Futures Strategy
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.
Designation: LTF
Guggenheim Variable Funds - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Guggenheim Variable Funds - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Designation: LTF
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	To provide a high level of current income while maximizing total return.
Designation: LTF
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
Designation: LTF
62

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (formerly, Ivy Variable Insurance Portfolios - Asset Strategy)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Designation: LTF
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return, consistent with the preservation of capital.
Designation: LTF
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
Designation: LTF
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (formerly, MainStay VP Funds Trust - MainStay VP Convertible Portfolio: Service 2 Class)
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	MacKay Shields LLC
Investment Objective:	The Fund seeks capital appreciation together with current income.
Designation: LTF
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund seeks total return.
Designation: LTF
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Designation: LTF
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Designation: LTF
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Company
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Designation: LTF
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Designation: LTF
63

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, LTF, MF
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Designation: LTF
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: LTF
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index ("Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
64

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: LTF
65

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: ATF
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL, LTF
66

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LTF
67

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: LTF
68

Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Designation: LTF
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital and income generation.
Designation: LTF
Northern Lights Variable Trust - 7Twelve Balanced Portfolio
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	7Twelve Advisors, LLC
Investment Objective:	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Designation: LTF
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Investment Advisor:	BTS Asset Management, Inc.
Investment Objective:	Seeks to provide total return.
Designation: LTF
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	The Fund’s primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.
Designation: LTF
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF, LTF
69

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Fund's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
Designation: LTF
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
Designation: LTF
70

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.
Designation: LTF
ProFunds - ProFund VP Access High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Access VP High Yield Fund (the "Fund") seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
Designation: ATF
ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.
Designation: ATF
ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. BanksSM Index.
Designation: ATF
ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic MaterialsSM Index.
Designation: ATF
ProFunds - ProFund VP Bear
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (-1X) of the daily performance of the S&P 500® Index.
Designation: ATF
ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. BiotechnologySM Index.
Designation: ATF
ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index.
Designation: ATF
ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer GoodsSM Index.
Designation: ATF
71

ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer GoodsSM Index. The fund does not seek to achieve its stated investment objective over a period of time greater than one day.
Designation: ATF
ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR® Index.
Designation: ATF
ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Pro-Funds Europe 30 Index.
Designation: ATF
ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. FinancialsSM Index.
Designation: ATF
ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health CareSM Index
Designation: ATF
ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. IndustrialsSM Index.
Designation: ATF
ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.
Designation: ATF
ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet CompositeSM Index.
Designation: ATF
ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF
72

ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.
Designation: ATF
ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & GasSM Index.
Designation: ATF
ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. PharmaceuticalsSM Index.
Designation: ATF
ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious MetalsSM Index.
Designation: ATF
ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real EstateSM Index.
Designation: ATF
ProFunds - ProFund VP Rising Rates Opportunity
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
Designation: ATF
ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. SemiconductorsSM Index.
Designation: ATF
ProFunds - ProFund VP Short Emerging Markets
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR® Index.
Designation: ATF
73

ProFunds - ProFund VP Short International
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.
Designation: ATF
ProFunds - ProFund VP Short NASDAQ-100
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short NASDAQ-100 (formerly ProFund VP Short OTC) seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.
Designation: ATF
ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. TechnologySM Index.
Designation: ATF
ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S TelecommunicationsSM Index.
Designation: ATF
ProFunds - ProFund VP U.S. Government Plus
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
Designation: ATF
ProFunds - ProFund VP UltraNASDAQ-100
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP UltraNASDAQ-100 (formerly ProFund VP Ultra OTC) seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100® Index.
Designation: ATF
ProFunds - ProFund VP UltraShort NASDAQ-100
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.
Designation: ATF
ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. UtilitiesSM Index.
Designation: ATF
74

Rydex Variable Trust - Banking Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: ATF
Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designation: ATF
Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designation: ATF
Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: ATF
Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: ATF
Rydex Variable Trust - Dow 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Electronics Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designation: ATF
Rydex Variable Trust - Energy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: ATF
Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Designation: ATF
75

Rydex Variable Trust - Europe 1.25x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones STOXX 50 Index.
Designation: ATF
Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: ATF
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
Designation: ATF
Rydex Variable Trust - Health Care Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: ATF
Rydex Variable Trust - High Yield Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.
Designation: ATF
Rydex Variable Trust - Internet Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: ATF
Rydex Variable Trust - Inverse Dow 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Long Treasury Bond.
Designation: ATF
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the S&P Mid Cap 400® Index.
Designation: ATF
76

Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
Rydex Variable Trust - Inverse S&P 500 Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that will inversely correlate to the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - Japan 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF
Rydex Variable Trust - Leisure Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: ATF
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400® Index.
Designation: ATF
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - Nova Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P 500® Index.
Designation: ATF
77

Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designation: ATF
Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: ATF
Rydex Variable Trust - Retailing Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designation: ATF
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
Rydex Variable Trust - S&P 500 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
Designation: ATF
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Designation: ATF
78

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Designation: ATF
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
Rydex Variable Trust - Technology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designation: ATF
Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: ATF
Rydex Variable Trust - Transportation Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: ATF
Rydex Variable Trust - Utilities Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: ATF
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
Designation: LTF
79

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (formerly, VanEck VIP Trust - VanEck VIP Global Gold Fund: Service Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	The Fund seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
Designation: LTF
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: LTF
80

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.25%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2017 (the maximum Variable Account charge of 3.10%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2017; therefore, no Condensed Financial Information is available:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	12.746462	14.554068	14.18%	4,631
2016	12.358247	12.746462	3.14%	30,744
2015	12.354819	12.358247	0.03%	37,312
2014	11.680760	12.354819	5.77%	43,222
2013	10.173133	11.680760	14.82%	54,240
2012	9.086782	10.173133	11.96%	11,054
2011*	10.000000	9.086782	-9.13%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.767325	9.564600	-2.08%	39,374
2016	7.024754	9.767325	39.04%	42,749
2015	11.459834	7.024754	-38.70%	32,244
2014	10.369734	11.459834	10.51%	71,512
2013*	10.000000	10.369734	3.70%	7,711
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.657446	13.151497	23.40%	19,930
2016	9.995138	10.657446	6.63%	8,296
2015	10.256732	9.995138	-2.55%	6,999
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.330089	10.575868	2.38%	153,068
2016	10.020836	10.330089	3.09%	176,549
2015	10.404486	10.020836	-3.69%	160,117
2014	10.199626	10.404486	2.01%	128,767
2013	11.285706	10.199626	-9.62%	101,410
2012	10.642847	11.285706	6.04%	36,213
2011*	10.000000	10.642847	6.43%	25,285
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.369736	12.338386	18.98%	145,229
2016	9.252998	10.369736	12.07%	137,829
2015*	10.000000	9.252998	-7.47%	129,161
81

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	11.160990	11.986010	7.39%	204,195
2016	9.380704	11.160990	18.98%	259,015
2015*	10.000000	9.380704	-6.19%	166,043
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.781949	10.881904	11.24%	70,678
2016	9.544212	9.781949	2.49%	60,833
2015	9.841443	9.544212	-3.02%	31,902
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.480185	14.242112	24.06%	41,662
2016	11.414181	11.480185	0.58%	45,149
2015	11.560888	11.414181	-1.27%	41,727
2014	11.490856	11.560888	0.61%	32,475
2013*	10.000000	11.490856	14.91%	7,845
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.141167	12.816618	15.04%	32,616
2016*	10.000000	11.141167	11.41%	15,091
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.511728	14.049527	12.29%	324,957
2016	12.205252	12.511728	2.51%	321,366
2015	12.484725	12.205252	-2.24%	404,326
2014	12.403097	12.484725	0.66%	186,180
2013	10.977568	12.403097	12.99%	169,807
2012	10.109280	10.977568	8.59%	97,732
2011	10.623709	10.109280	-4.84%	96,080
2010*	10.000000	10.623709	6.24%	91,315
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.878510	11.191600	13.29%	21,602
2016	9.422748	9.878510	4.84%	15,078
2015	9.938110	9.422748	-5.19%	8,153
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.881422	10.071107	1.92%	36,991
2016*	10.000000	9.881422	-1.19%	1,631
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.119015	1.19%	661
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.210727	2.11%	263
82

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.870427	5.885167	0.25%	29,516
2016	5.306636	5.870427	10.62%	32,234
2015	7.174432	5.306636	-26.03%	23,760
2014	8.754592	7.174432	-18.05%	14,577
2013	9.880236	8.754592	-11.39%	12,303
2012	10.219739	9.880236	-3.32%	11,506
2011	11.847747	10.219739	-13.74%	16,915
2010*	10.000000	11.847747	18.48%	6,173
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.929891	13.553128	13.61%	24,604
2016	10.486380	11.929891	13.77%	25,422
2015	10.893224	10.486380	-3.73%	23,591
2014*	10.000000	10.893224	8.93%	7,942
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.311906	10.533912	2.15%	30,441
2016	9.584652	10.311906	7.59%	33,389
2015*	10.000000	9.584652	-4.15%	4,400
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.998731	13.477581	12.33%	6,364
2016	11.814717	11.998731	1.56%	5,092
2015	11.971485	11.814717	-1.31%	11,554
2014	11.486829	11.971485	4.22%	12,091
2013	10.085220	11.486829	13.90%	8,452
2012	9.099785	10.085220	10.83%	7,260
2011*	10.000000	9.099785	-9.00%	2,699
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.223727	11.723422	14.67%	21,239
2016	9.677402	10.223727	5.65%	26,010
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.789136	12.002473	11.25%	108,049
2016	9.281638	10.789136	16.24%	118,052
2015*	10.000000	9.281638	-7.18%	130,121
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.265944	12.973652	15.16%	8,219
2016*	10.000000	11.265944	12.66%	16,946
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.201150	13.581431	33.14%	419,099
2016	10.273421	10.201150	-0.70%	382,451
2015*	10.000000	10.273421	2.73%	610,794
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.278913	10.852528	5.58%	61,821
2016	9.116893	10.278913	12.75%	59,560
2015*	10.000000	9.116893	-8.83%	59,740
83

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.978704	10.247677	2.70%	8,203
2016*	10.000000	9.978704	-0.21%	25,054
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	10.848074	11.116885	2.48%	7,242
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.210460	10.843995	6.20%	80,643
2016	9.571925	10.210460	6.67%	191,122
2015	9.884446	9.571925	-3.16%	32,089
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	14.830557	16.400038	10.58%	33,555
2016	13.268863	14.830557	11.77%	33,749
2015	14.327004	13.268863	-7.39%	40,293
2014	14.106581	14.327004	1.56%	43,296
2013	11.541588	14.106581	22.22%	48,565
2012	10.134164	11.541588	13.89%	38,364
2011	10.422891	10.134164	-2.77%	38,024
2010*	10.000000	10.422891	4.23%	22,893
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.270788	12.206925	8.31%	163,375
2016	10.009404	11.270788	12.60%	0
2015	10.905411	10.009404	-8.22%	99,307
2014	10.556200	10.905411	3.31%	111,603
2013*	10.000000	10.556200	5.56%	20,032
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.576981	13.488089	7.24%	74,207
2016	11.353377	12.576981	10.78%	74,469
2015	11.932657	11.353377	-4.85%	73,303
2014	11.431155	11.932657	4.39%	38,672
2013*	10.000000	11.431155	14.31%	24,162
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.566698	9.629374	0.66%	44,618
2016	9.410924	9.566698	1.66%	34,486
2015*	10.000000	9.410924	-5.89%	25,732
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.098988	11.280731	11.70%	2,178
2016	9.801337	10.098988	3.04%	2,996
2015	10.538446	9.801337	-6.99%	1,693
2014	10.266775	10.538446	2.65%	711
2013*	10.000000	10.266775	2.67%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.763481	9.762817	-0.01%	5,450
2016	9.792624	9.763481	-0.30%	6,818
2015	9.972929	9.792624	-1.81%	32,168
84

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.373968	6.842711	7.35%	29,294
2016	7.572538	6.373968	-15.83%	37,703
2015	7.788969	7.572538	-2.78%	69,312
2014	7.037178	7.788969	10.68%	20,939
2013	6.946406	7.037178	1.31%	27,452
2012	7.922204	6.946406	-12.32%	24,510
2011	8.779742	7.922204	-9.77%	23,841
2010	9.216771	8.779742	-4.74%	16,128
2009	9.723797	9.216771	-5.21%	24,808
2008*	10.000000	9.723797	-2.76%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	14.534455	16.485157	13.42%	62,320
2016	14.622147	14.534455	-0.60%	66,834
2015	14.622977	14.622147	-0.01%	75,456
2014	14.405463	14.622977	1.51%	30,262
2013	12.419591	14.405463	15.99%	30,896
2012	12.043507	12.419591	3.12%	7,987
2011	13.052213	12.043507	-7.73%	19,662
2010	11.885195	13.052213	9.82%	18,475
2009	9.454987	11.885195	25.70%	5,117
2008	16.156237	9.454987	-41.48%	5,448
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.235329	9.455330	2.38%	152,047
2016	9.397363	9.235329	-1.72%	157,178
2015	9.343568	9.397363	0.58%	181,683
2014	9.040593	9.343568	3.35%	117,404
2013	9.006135	9.040593	0.38%	110,791
2012	8.921904	9.006135	0.94%	38,715
2011	8.739110	8.921904	2.09%	22,741
2010	8.334476	8.739110	4.85%	14,640
2009	8.726543	8.334476	-4.49%	15,530
2008	10.872471	8.726543	-19.74%	9,214
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.960769	11.198927	2.17%	116,653
2016	10.223686	10.960769	7.21%	398,979
2015	10.278224	10.223686	-0.53%	114,553
2014	10.166268	10.278224	1.10%	45,195
2013*	10.000000	10.166268	1.66%	33,449
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.860665	11.779775	8.46%	49,432
2016	9.862079	10.860665	10.13%	66,099
2015	10.446608	9.862079	-5.60%	49,275
2014	10.007397	10.446608	4.39%	43,148
2013*	10.000000	10.007397	0.07%	7,940
85

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.337943	13.242569	16.80%	199,993
2016	11.783695	11.337943	-3.78%	228,554
2015	13.019547	11.783695	-9.49%	281,265
2014	13.917120	13.019547	-6.45%	360,713
2013	11.262704	13.917120	23.57%	230,140
2012	9.570373	11.262704	17.68%	130,222
2011	10.443862	9.570373	-8.36%	122,125
2010*	10.000000	10.443862	4.44%	67,187
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.730717	11.021070	26.23%	69,660
2016	7.319854	8.730717	19.27%	71,718
2015	9.272185	7.319854	-21.06%	46,898
2014	9.846146	9.272185	-5.83%	45,077
2013*	10.000000	9.846146	-1.54%	5,817
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.298029	11.026650	7.08%	28,269
2016	9.039749	10.298029	13.92%	32,907
2015	9.746633	9.039749	-7.25%	27,817
2014	10.021274	9.746633	-2.74%	14,415
2013*	10.000000	10.021274	0.21%	277,944
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	10.192933	10.454781	2.57%	7,244
2016	9.899604	10.192933	2.96%	3,585
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.935513	12.052355	10.21%	3,221
2016*	10.000000	10.935513	9.36%	1,291
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	11.365099	12.411471	9.21%	23,679
2016	10.859049	11.365099	4.66%	28,498
2015	11.277393	10.859049	-3.71%	22,422
2014	10.954842	11.277393	2.94%	20,208
2013	10.220431	10.954842	7.19%	17,725
2012	9.472553	10.220431	7.90%	7,137
2011*	10.000000	9.472553	-5.27%	4,851
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.718892	12.682096	8.22%	54,348
2016	10.731382	11.718892	9.20%	48,697
2015	10.996468	10.731382	-2.41%	53,618
2014	10.822841	10.996468	1.60%	35,204
2013	12.011630	10.822841	-9.90%	25,975
2012	10.319350	12.011630	16.40%	7,363
2011*	10.000000	10.319350	3.19%	0
86

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.248257	11.390052	11.14%	76,660
2016	9.026591	10.248257	13.53%	80,282
2015	10.614770	9.026591	-14.96%	81,089
2014*	10.000000	10.614770	6.15%	35,848
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	12.027433	13.030497	8.34%	40,821
2016	11.810482	12.027433	1.84%	45,174
2015	12.132028	11.810482	-2.65%	39,994
2014	10.790892	12.132028	12.43%	30,767
2013	10.647049	10.790892	1.35%	25,621
2012	8.297462	10.647049	28.32%	13,382
2011*	10.000000	8.297462	-17.03%	1,053
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	11.050873	12.655410	14.52%	32,992
2016	10.607624	11.050873	4.18%	33,656
2015	11.492315	10.607624	-7.70%	29,952
2014	11.410034	11.492315	0.72%	21,224
2013	9.981973	11.410034	14.31%	14,567
2012	8.890872	9.981973	12.27%	4,274
2011*	10.000000	8.890872	-11.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.444520	16.517262	14.35%	350,673
2016	13.419181	14.444520	7.64%	266,554
2015	13.456616	13.419181	-0.28%	195,935
2014	12.979220	13.456616	3.68%	174,478
2013	10.661065	12.979220	21.74%	92,492
2012	9.329975	10.661065	14.27%	3,156
2011*	10.000000	9.329975	-6.70%	4,605
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.438015	11.038476	16.96%	3,545
2016	9.281080	9.438015	1.69%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.677582	11.256953	5.43%	28,497
2016	9.471540	10.677582	12.73%	31,142
2015	9.848213	9.471540	-3.82%	31,143
2014*	10.000000	9.848213	-1.52%	31,144
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.014189	13.570029	23.20%	13,697
2016*	10.000000	11.014189	10.14%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	10.065287	10.250026	1.84%	219,032
2016	9.966915	10.065287	0.99%	272,377
2015	10.078783	9.966915	-1.11%	253,952
87

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	15.610152	18.467669	18.31%	70,665
2016	14.587187	15.610152	7.01%	74,955
2015	15.035544	14.587187	-2.98%	92,354
2014	14.570643	15.035544	3.19%	43,330
2013	11.396019	14.570643	27.86%	43,102
2012	9.935672	11.396019	14.70%	3,340
2011	10.746668	9.935672	-7.55%	467
2010*	10.000000	10.746668	7.47%	573
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.362368	14.786081	10.65%	214,523
2016	12.752127	13.362368	4.79%	272,350
2015	13.051808	12.752127	-2.30%	266,442
2014	12.672426	13.051808	2.99%	428,357
2013	11.192329	12.672426	13.22%	317,610
2012	10.205513	11.192329	9.67%	18,350
2011	10.475331	10.205513	-2.58%	3,356
2010*	10.000000	10.475331	4.75%	657
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	14.490858	16.572041	14.36%	106,749
2016	13.672712	14.490858	5.98%	107,577
2015	14.032228	13.672712	-2.56%	86,032
2014	13.572298	14.032228	3.39%	96,597
2013	11.335714	13.572298	19.73%	52,252
2012	10.101421	11.335714	12.22%	551
2011	10.594298	10.101421	-4.65%	744
2010*	10.000000	10.594298	5.94%	744
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.714402	12.303934	5.03%	68,182
2016	11.339206	11.714402	3.31%	80,696
2015	11.567627	11.339206	-1.97%	58,968
2014	11.335826	11.567627	2.04%	51,373
2013	10.939682	11.335826	3.62%	30,724
2012	10.305684	10.939682	6.15%	75,130
2011	10.290653	10.305684	0.15%	5,617
2010*	10.000000	10.290653	2.91%	2,228
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.229155	11.593235	13.34%	3,182
2016	9.813008	10.229155	4.24%	3,419
2015	10.383061	9.813008	-5.49%	2,182
2014	10.282102	10.383061	0.98%	1,726
2013*	10.000000	10.282102	2.82%	0
88

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.176074	11.837077	16.32%	1,963
2016	9.701835	10.176074	4.89%	1,957
2015	10.328324	9.701835	-6.07%	1,938
2014	10.354127	10.328324	-0.25%	1,933
2013*	10.000000	10.354127	3.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.938915	15.688030	12.55%	130,493
2016	13.223716	13.938915	5.41%	183,328
2015	13.535368	13.223716	-2.30%	184,553
2014	13.107676	13.535368	3.26%	198,653
2013	11.267447	13.107676	16.33%	176,938
2012	10.154316	11.267447	10.96%	46,490
2011	10.528169	10.154316	-3.55%	49,924
2010*	10.000000	10.528169	5.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	14.869123	17.337029	16.60%	77,900
2016	13.994455	14.869123	6.25%	95,838
2015	14.388537	13.994455	-2.74%	104,371
2014	13.934988	14.388537	3.25%	20,155
2013	11.354772	13.934988	22.72%	80,416
2012	10.035123	11.354772	13.15%	10,603
2011	10.659863	10.035123	-5.86%	22,983
2010*	10.000000	10.659863	6.60%	4,687
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.866539	13.962220	8.52%	74,840
2016	12.291727	12.866539	4.68%	60,893
2015	12.581324	12.291727	-2.30%	50,403
2014	12.240880	12.581324	2.78%	50,596
2013	11.143449	12.240880	9.85%	9,879
2012	10.254850	11.143449	8.67%	0
2011	10.412543	10.254850	-1.51%	0
2010*	10.000000	10.412543	4.13%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.905036	11.174751	2.47%	74,158
2016	10.686219	10.905036	2.05%	87,278
2015	10.877751	10.686219	-1.76%	92,665
2014	10.502744	10.877751	3.57%	80,608
2013	10.858155	10.502744	-3.27%	24,369
2012	10.265261	10.858155	5.78%	3,427
2011*	10.000000	10.265261	2.65%	8,357
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.660165	14.738373	16.42%	35,691
2016	11.509370	12.660165	10.00%	29,137
2015	12.035240	11.509370	-4.37%	29,271
2014	11.817842	12.035240	1.84%	20,052
2013*	10.000000	11.817842	18.18%	11,618
89

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	12.107808	13.610762	12.41%	161,238
2016	11.272184	12.107808	7.41%	184,624
2015	11.619545	11.272184	-2.99%	191,961
2014	11.551874	11.619545	0.59%	187,798
2013*	10.000000	11.551874	15.52%	64,455
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.524737	11.912438	39.74%	99,441
2016	8.013936	8.524737	6.37%	75,441
2015	9.660732	8.013936	-17.05%	58,873
2014*	10.000000	9.660732	-3.39%	21,876
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.979789	10.060800	0.81%	49,076
2016	10.031373	9.979789	-0.51%	74,880
2015	10.169411	10.031373	-1.36%	70,739
2014*	10.000000	10.169411	1.69%	40,795
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	9.151353	9.056784	-1.03%	1,592,100
2016	9.266687	9.151353	-1.24%	1,222,655
2015	9.383987	9.266687	-1.25%	2,049,515
2014	9.502769	9.383987	-1.25%	1,862,218
2013	9.623055	9.502769	-1.25%	868,212
2012	9.745200	9.623055	-1.25%	1,157,921
2011	9.868210	9.745200	-1.25%	1,552,043
2010	9.993110	9.868210	-1.25%	600,666
2009*	10.000000	9.993110	-0.07%	85,270
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.486414	11.699497	23.33%	100,765
2016	9.518335	9.486414	-0.34%	54,041
2015	9.732189	9.518335	-2.20%	34,710
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.945959	12.801656	16.95%	51,788
2016	10.125474	10.945959	8.10%	51,010
2015	10.357020	10.125474	-2.24%	52,920
2014*	10.000000	10.357020	3.57%	64,114
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.617733	11.652480	9.75%	45,634
2016	10.114304	10.617733	4.98%	35,260
2015	10.260150	10.114304	-1.42%	20,503
2014*	10.000000	10.260150	2.60%	17,703
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.802947	12.248109	13.38%	32,130
2016	10.153514	10.802947	6.40%	29,414
2015	10.337020	10.153514	-1.78%	44,531
2014*	10.000000	10.337020	3.37%	41,532
90

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.362074	10.814394	4.37%	44,933
2016	10.063787	10.362074	2.96%	37,347
2015	10.164268	10.063787	-0.99%	26,329
2014*	10.000000	10.164268	1.64%	67,118
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.355303	11.661038	12.61%	14,410
2016	9.919829	10.355303	4.39%	10,526
2015	10.381896	9.919829	-4.45%	11,501
2014	10.261313	10.381896	1.18%	7,045
2013*	10.000000	10.261313	2.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.391729	12.002954	15.50%	16,106
2016	9.839032	10.391729	5.62%	42,236
2015	10.373874	9.839032	-5.16%	43,879
2014	10.326164	10.373874	0.46%	3,096
2013*	10.000000	10.326164	3.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.751353	11.989807	11.52%	146,720
2016	10.161262	10.751353	5.81%	58,403
2015	10.324439	10.161262	-1.58%	191,151
2014*	10.000000	10.324439	3.24%	36,708
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.846053	12.497282	15.22%	35,325
2016	10.124279	10.846053	7.13%	38,327
2015	10.327810	10.124279	-1.97%	23,347
2014*	10.000000	10.327810	3.28%	37,037
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.567986	11.397549	7.85%	134,757
2016	10.124030	10.567986	4.39%	133,930
2015	10.255320	10.124030	-1.28%	134,063
2014*	10.000000	10.255320	2.55%	133,169
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.026892	12.582203	25.48%	33,675
2016	9.826785	10.026892	2.04%	27,314
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.579301	13.239296	14.34%	160,649
2016	9.747726	11.579301	18.79%	88,796
2015	10.127786	9.747726	-3.75%	66,569
91

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	10.114315	10.620628	5.01%	115,585
2016	9.426875	10.114315	7.29%	86,467
2015	9.830330	9.426875	-4.10%	45,348
2014	9.582613	9.830330	2.59%	36,438
2013*	10.000000	9.582613	-4.17%	2,538
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	12.500012	15.496442	23.97%	58,658
2016	12.978611	12.500012	-3.69%	50,655
2015	13.229489	12.978611	-1.90%	40,016
2014	13.580571	13.229489	-2.59%	19,401
2013	11.358408	13.580571	19.56%	13,678
2012	9.957142	11.358408	14.07%	2,306
2011	11.156584	9.957142	-10.75%	1,695
2010*	10.000000	11.156584	11.57%	1,612
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.734139	10.568973	21.01%	32,843
2016	8.424731	8.734139	3.67%	38,016
2015	9.013189	8.424731	-6.53%	25,894
2014*	10.000000	9.013189	-9.87%	32,882
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	17.492878	22.436387	28.26%	29,389
2016	17.368070	17.492878	0.72%	27,348
2015	17.054188	17.368070	1.84%	38,490
2014	15.678914	17.054188	8.77%	16,505
2013	11.812271	15.678914	32.73%	9,022
2012	10.299743	11.812271	14.69%	2,118
2011	10.778258	10.299743	-4.44%	1,434
2010*	10.000000	10.778258	7.78%	1,006
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	17.550865	19.821273	12.94%	49,038
2016	15.315039	17.550865	14.60%	111,078
2015	16.060827	15.315039	-4.64%	39,599
2014	14.752946	16.060827	8.87%	56,164
2013	11.064155	14.752946	33.34%	9,887
2012	9.528341	11.064155	16.12%	1,322
2011	10.274699	9.528341	-7.26%	916
2010*	10.000000	10.274699	2.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	17.342710	21.840227	25.93%	24,792
2016	16.558912	17.342710	4.73%	19,601
2015	16.826691	16.558912	-1.59%	52,216
2014	16.428588	16.826691	2.42%	23,802
2013	12.002722	16.428588	36.87%	6,668
2012	10.602349	12.002722	13.21%	9,360
2011	11.236421	10.602349	-5.64%	0
2010*	10.000000	11.236421	12.36%	0
92

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	20.617291	23.177931	12.42%	63,118
2016	17.753964	20.617291	16.13%	108,701
2015	18.512921	17.753964	-4.10%	72,636
2014	16.020564	18.512921	15.56%	85,493
2013	11.957237	16.020564	33.98%	39,237
2012	10.407717	11.957237	14.89%	2,582
2011	10.789657	10.407717	-3.54%	0
2010*	10.000000	10.789657	7.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.754015	14.500723	23.37%	23,909
2016	10.989704	11.754015	6.95%	13,781
2015	11.045302	10.989704	-0.50%	35,717
2014*	10.000000	11.045302	10.45%	17,871
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	12.407399	13.363233	7.70%	54,979
2016	9.976774	12.407399	24.36%	76,661
2015	10.750518	9.976774	-7.20%	27,317
2014*	10.000000	10.750518	7.51%	66,777
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	12.289503	13.773212	12.07%	52,671
2016	10.131409	12.289503	21.30%	33,250
2015	10.430214	10.131409	-2.86%	29,396
2014*	10.000000	10.430214	4.30%	16,103
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.946170	14.218468	19.02%	21,630
2016	10.860109	11.946170	10.00%	28,877
2015	10.895671	10.860109	-0.33%	30,481
2014*	10.000000	10.895671	8.96%	24,915
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.675554	12.238316	4.82%	19,427
2016	11.031246	11.675554	5.84%	21,042
2015	11.841129	11.031246	-6.84%	28,007
2014	9.323793	11.841129	27.00%	87,625
2013*	10.000000	9.323793	-6.76%	4,324
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	11.142046	13.372130	20.02%	1,039,999
2016	10.104051	11.142046	10.27%	801,459
2015	10.114313	10.104051	-0.10%	636,416
93

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.948495	9.979624	0.31%	88,335
2016	9.829171	9.948495	1.21%	112,366
2015	9.987646	9.829171	-1.59%	99,516
2014	10.064361	9.987646	-0.76%	104,960
2013	10.181007	10.064361	-1.15%	109,534
2012	9.959272	10.181007	2.23%	49,652
2011*	10.000000	9.959272	-0.41%	62,841
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.451190	12.912107	12.76%	124,951
2016	9.593513	11.451190	19.36%	72,454
2015	10.213576	9.593513	-6.07%	28,574
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.238001	9.732372	5.35%	3,515
2016	9.415335	9.238001	-1.88%	3,515
2015	10.042693	9.415335	-6.25%	2,141
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.845853	10.729440	8.97%	28,245
2016	9.128903	9.845853	7.85%	30,966
2015	9.978018	9.128903	-8.51%	25,210
2014	10.134311	9.978018	-1.54%	19,872
2013*	10.000000	10.134311	1.34%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	10.343672	10.507704	1.59%	458,505
2016	9.253488	10.343672	11.78%	590,894
2015	9.681351	9.253488	-4.42%	442,532
2014	9.668340	9.681351	0.13%	257,995
2013*	10.000000	9.668340	-3.32%	70,032
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	10.232102	10.318299	0.84%	60,664
2016	9.927331	10.232102	3.07%	105,515
2015	10.311642	9.927331	-3.73%	115,563
2014	10.555764	10.311642	-2.31%	160,884
2013	10.219045	10.555764	3.30%	158,963
2012*	10.000000	10.219045	2.19%	82,899
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.631203	15.658033	34.62%	119,670
2016	11.796553	11.631203	-1.40%	86,937
2015	11.522727	11.796553	2.38%	114,165
2014	11.433510	11.522727	0.78%	37,467
2013*	10.000000	11.433510	14.34%	11,953
94

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.603510	11.872242	11.97%	37,867
2016	9.510077	10.603510	11.50%	37,890
2015	10.604823	9.510077	-10.32%	46,129
2014	10.690441	10.604823	-0.80%	38,087
2013	10.813943	10.690441	-1.14%	56,067
2012	9.538731	10.813943	13.37%	28,411
2011*	10.000000	9.538731	-4.61%	4,310
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.548218	6.598976	0.78%	29,042
2016	5.772407	6.548218	13.44%	31,851
2015	7.863515	5.772407	-26.59%	34,102
2014	9.785130	7.863515	-19.64%	34,277
2013	11.618735	9.785130	-15.78%	33,305
2012	11.192655	11.618735	3.81%	33,831
2011	12.258830	11.192655	-8.70%	34,833
2010*	10.000000	12.258830	22.59%	21,111
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.815504	13.893498	8.41%	47,187
2016	11.462698	12.815504	11.80%	49,928
2015	11.889004	11.462698	-3.59%	47,073
2014	11.872733	11.889004	0.14%	56,814
2013	12.933761	11.872733	-8.20%	24,066
2012	11.121883	12.933761	16.29%	35,297
2011	10.603725	11.121883	4.89%	22,122
2010*	10.000000	10.603725	6.04%	14,597
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.101301	1.01%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.318529	11.283750	9.35%	13,420
2016	10.153975	10.318529	1.62%	7,394
2015	11.077350	10.153975	-8.34%	8,124
2014	11.183910	11.077350	-0.95%	10,510
2013	12.121494	11.183910	-7.73%	14,255
2012	11.664977	12.121494	3.91%	15,717
2011	10.895255	11.664977	7.06%	20,503
2010*	10.000000	10.895255	8.95%	10,632
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.794226	11.567987	7.17%	90,893
2016	10.515907	10.794226	2.65%	98,148
2015	11.108203	10.515907	-5.33%	110,698
2014	11.011131	11.108203	0.88%	95,191
2013	12.195200	11.011131	-9.71%	80,444
2012	11.556858	12.195200	5.52%	31,085
2011	10.890759	11.556858	6.12%	32,189
2010*	10.000000	10.890759	8.91%	15,203
95

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	13.939919	14.662993	5.19%	194,522
2016	12.563766	13.939919	10.95%	174,521
2015	12.951934	12.563766	-3.00%	234,985
2014	12.705155	12.951934	1.94%	132,105
2013	12.180269	12.705155	4.31%	301,619
2012	10.801586	12.180269	12.76%	482,792
2011	10.595317	10.801586	1.95%	113,907
2010*	10.000000	10.595317	5.95%	39,285
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.382938	3.83%	16,556
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.957815	9.956817	-0.01%	189,462
2016	9.953626	9.957815	0.04%	233,653
2015	10.058619	9.953626	-1.04%	890,291
2014	10.110297	10.058619	-0.51%	124,701
2013	10.262115	10.110297	-1.48%	74,217
2012	9.827266	10.262115	4.42%	27,164
2011*	10.000000	9.827266	-1.73%	40,094
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.806383	11.185729	3.51%	271,054
2016	10.667199	10.806383	1.30%	311,134
2015	10.766092	10.667199	-0.92%	180,301
2014	10.466187	10.766092	2.87%	112,265
2013	10.820820	10.466187	-3.28%	88,176
2012	10.007389	10.820820	8.13%	134,779
2011*	10.000000	10.007389	0.07%	24,549
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	10.119215	10.483307	3.60%	35,256
2016	9.793230	10.119215	3.33%	54,100
2015	10.097727	9.793230	-3.02%	49,856
2014	9.933184	10.097727	1.66%	46,794
2013*	10.000000	9.933184	-0.67%	18,108
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	13.822361	14.608149	5.68%	4,162
2016	12.301518	13.822361	12.36%	4,162
2015	13.008214	12.301518	-5.43%	6,191
2014	13.211999	13.008214	-1.54%	6,191
2013	11.966523	13.211999	10.41%	6,371
2012	10.474393	11.966523	14.25%	102,567
2011	10.826497	10.474393	-3.25%	27,813
2010*	10.000000	10.826497	8.26%	5,318
96

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	14.557658	15.065397	3.49%	69,558
2016	13.524209	14.557658	7.64%	136,805
2015	13.674324	13.524209	-1.10%	51,883
2014	13.530905	13.674324	1.06%	69,057
2013	12.454443	13.530905	8.64%	1,160,022
2012	11.051445	12.454443	12.70%	338,614
2011	10.892046	11.051445	1.46%	11,751
2010*	10.000000	10.892046	8.92%	37,932
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.975146	11.777299	31.22%	39,229
2016	9.030658	8.975146	-0.61%	31,526
2015	10.091530	9.030658	-10.51%	29,339
2014	10.382122	10.091530	-2.80%	27,713
2013	9.144427	10.382122	13.53%	24,752
2012	8.019287	9.144427	14.03%	23,565
2011	11.123679	8.019287	-27.91%	10,782
2010*	10.000000	11.123679	11.24%	17,124
ProFunds - ProFund VP Banks - Q/NQ
2017	16.898505	19.678084	16.45%	11,505
2016	13.886213	16.898505	21.69%	23,775
2015	14.123145	13.886213	-1.68%	8,815
2014	12.957383	14.123145	9.00%	684
2013	9.831990	12.957383	31.79%	2,280
2012	7.463517	9.831990	31.73%	20,070
2011*	10.000000	7.463517	-25.36%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	9.662765	11.732954	21.42%	179,287
2016	8.257819	9.662765	17.01%	185,168
2015	9.714915	8.257819	-15.00%	30,921
2014	9.674735	9.714915	0.42%	32,437
2013	8.272384	9.674735	16.95%	80,084
2012	7.722043	8.272384	7.13%	22,158
2011*	10.000000	7.722043	-22.78%	382
ProFunds - ProFund VP Bear - Q/NQ
2017	3.294177	2.668651	-18.99%	18,759
2016	3.836575	3.294177	-14.14%	30,510
2015	4.086323	3.836575	-6.11%	7,414
2014	4.825627	4.086323	-15.32%	14,776
2013	6.653233	4.825627	-27.47%	19,411
2012	8.078346	6.653233	-17.64%	1,385
2011	8.978092	8.078346	-10.02%	6,492
2010*	10.000000	8.978092	-10.22%	6,762
97

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	23.583248	28.539189	21.01%	29,435
2016	28.254263	23.583248	-16.53%	21,147
2015	27.697732	28.254263	2.01%	30,660
2014	21.621039	27.697732	28.11%	104,347
2013	13.000133	21.621039	66.31%	35,416
2012	9.356338	13.000133	38.94%	286,311
2011*	10.000000	9.356338	-6.44%	2,204
ProFunds - ProFund VP Bull - Q/NQ
2017	17.299247	20.387942	17.85%	122,354
2016	15.974441	17.299247	8.29%	259,343
2015	16.251086	15.974441	-1.70%	110,754
2014	14.763642	16.251086	10.08%	51,815
2013	11.521974	14.763642	28.13%	72,596
2012	10.245204	11.521974	12.46%	103,367
2011	10.374545	10.245204	-1.25%	20,887
2010*	10.000000	10.374545	3.75%	1,860
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	15.722343	17.863778	13.62%	11,586
2016	15.376033	15.722343	2.25%	15,601
2015	14.948331	15.376033	2.86%	73,667
2014	13.733027	14.948331	8.85%	175,966
2013	10.826479	13.733027	26.85%	11,464
2012	9.889818	10.826479	9.47%	11,872
2011*	10.000000	9.889818	-1.10%	3,530
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	18.963411	22.166678	16.89%	75,393
2016	18.431422	18.963411	2.89%	112,633
2015	17.828651	18.431422	3.38%	112,082
2014	16.053860	17.828651	11.06%	193,728
2013	11.623022	16.053860	38.12%	69,824
2012	9.639985	11.623022	20.57%	10,382
2011*	10.000000	9.639985	-3.60%	3,003
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	7.247852	9.537975	31.60%	137,231
2016	6.611458	7.247852	9.63%	123,589
2015	8.101933	6.611458	-18.40%	39,682
2014	8.495056	8.101933	-4.63%	41,856
2013	9.193037	8.495056	-7.59%	19,671
2012	8.735710	9.193037	5.24%	41,832
2011	11.016897	8.735710	-20.71%	120,746
2010*	10.000000	11.016897	10.17%	13,812
98

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	11.150137	13.181610	18.22%	21,893
2016	10.473016	11.150137	6.47%	15,056
2015	11.900055	10.473016	-11.99%	16,735
2014	13.191388	11.900055	-9.79%	3,581
2013	10.982243	13.191388	20.12%	2,719
2012	9.538547	10.982243	15.14%	12,021
2011	10.601030	9.538547	-10.02%	78
2010*	10.000000	10.601030	6.01%	0
ProFunds - ProFund VP Financials - Q/NQ
2017	16.425803	19.171553	16.72%	93,352
2016	14.423515	16.425803	13.88%	62,963
2015	14.827703	14.423515	-2.73%	308,972
2014	13.297724	14.827703	11.51%	14,091
2013	10.195527	13.297724	30.43%	3,222
2012	8.277686	10.195527	23.17%	4,811
2011*	10.000000	8.277686	-17.22%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	18.447748	22.028510	19.41%	75,351
2016	19.469784	18.447748	-5.25%	62,206
2015	18.773194	19.469784	3.71%	80,820
2014	15.368612	18.773194	22.15%	85,744
2013	11.135770	15.368612	38.01%	42,755
2012	9.605187	11.135770	15.93%	15,458
2011*	10.000000	9.605187	-3.95%	9,749
ProFunds - ProFund VP Industrials - Q/NQ
2017	15.732537	19.016267	20.87%	122,948
2016	13.553102	15.732537	16.08%	149,948
2015	14.210737	13.553102	-4.63%	78,723
2014	13.630384	14.210737	4.26%	24,976
2013	9.988447	13.630384	36.46%	72,586
2012	8.735021	9.988447	14.35%	2,428
2011*	10.000000	8.735021	-12.65%	0
ProFunds - ProFund VP International - Q/NQ
2017	10.502525	12.632260	20.28%	116,726
2016	10.734452	10.502525	-2.16%	72,091
2015	11.267233	10.734452	-4.73%	50,086
2014	12.416614	11.267233	-9.26%	25,605
2013	10.522582	12.416614	18.00%	14,691
2012	9.191529	10.522582	14.48%	15,590
2011	10.865769	9.191529	-15.41%	9,089
2010*	10.000000	10.865769	8.66%	2,146
99

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2017	18.540783	24.910506	34.36%	50,482
2016	17.791136	18.540783	4.21%	44,437
2015	14.969558	17.791136	18.85%	75,958
2014	14.990886	14.969558	-0.14%	34,097
2013	10.006293	14.990886	49.81%	21,920
2012	8.460964	10.006293	18.26%	16,467
2011*	10.000000	8.460964	-15.39%	3,092
ProFunds - ProFund VP Japan - Q/NQ
2017	13.480969	15.769385	16.98%	25,874
2016	13.595077	13.480969	-0.84%	28,332
2015	13.011370	13.595077	4.49%	40,075
2014	12.764284	13.011370	1.94%	33,869
2013	8.719727	12.764284	46.38%	16,195
2012	7.182064	8.719727	21.41%	26,033
2011	8.928055	7.182064	-19.56%	305
2010*	10.000000	8.928055	-10.72%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	20.945953	26.967167	28.75%	100,863
2016	20.151286	20.945953	3.94%	109,447
2015	18.990702	20.151286	6.11%	125,451
2014	16.436007	18.990702	15.54%	110,948
2013	12.395527	16.436007	32.60%	66,537
2012	10.799769	12.395527	14.78%	8,416
2011	10.779340	10.799769	0.19%	9,956
2010*	10.000000	10.779340	7.79%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	11.370377	10.872204	-4.38%	149,298
2016	9.271631	11.370377	22.64%	159,162
2015	12.252854	9.271631	-24.33%	142,933
2014	13.920799	12.252854	-11.98%	56,258
2013	11.362014	13.920799	22.52%	52,100
2012	11.182185	11.362014	1.61%	37,573
2011	11.074686	11.182185	0.97%	35,458
2010*	10.000000	11.074686	10.75%	12,020
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	17.253290	18.802908	8.98%	9,293
2016	18.148714	17.253290	-4.93%	10,081
2015	17.596575	18.148714	3.14%	38,966
2014	14.929052	17.596575	17.87%	29,036
2013	11.485480	14.929052	29.98%	32,764
2012	10.398470	11.485480	10.45%	5,658
2011*	10.000000	10.398470	3.98%	588
100

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.286631	3.416963	3.97%	51,797
2016	2.135918	3.286631	53.87%	60,848
2015	3.221229	2.135918	-33.69%	40,194
2014	4.284597	3.221229	-24.82%	50,905
2013	6.992044	4.284597	-38.72%	28,757
2012	8.286126	6.992044	-15.62%	13,100
2011*	10.000000	8.286126	-17.14%	16,392
ProFunds - ProFund VP Real Estate - Q/NQ
2017	13.550438	14.458635	6.70%	37,109
2016	12.978595	13.550438	4.41%	51,864
2015	13.100424	12.978595	-0.93%	43,128
2014	10.611529	13.100424	23.45%	53,012
2013	10.735930	10.611529	-1.16%	22,787
2012	9.278706	10.735930	15.71%	17,064
2011*	10.000000	9.278706	-7.21%	12,765
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.602015	3.133620	-13.00%	7,664
2016	3.846018	3.602015	-6.34%	20,963
2015	3.957514	3.846018	-2.82%	10,438
2014	5.746453	3.957514	-31.13%	18,930
2013	4.996009	5.746453	15.02%	16,360
2012	5.436422	4.996009	-8.10%	42,836
2011	8.808381	5.436422	-38.28%	3,249
2010*	10.000000	8.808381	-11.92%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	17.666707	23.649581	33.87%	67,719
2016	14.008362	17.666707	26.12%	23,253
2015	14.605695	14.008362	-4.09%	38,264
2014	10.994275	14.605695	32.85%	137,470
2013	8.341141	10.994275	31.81%	5,533
2012	8.814433	8.341141	-5.37%	0
2011*	10.000000	8.814433	-11.86%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.729855	4.795591	-28.74%	0
2016	8.136155	6.729855	-17.28%	0
2015	7.388149	8.136155	10.12%	0
2014	7.707453	7.388149	-4.14%	0
2013	7.823040	7.707453	-1.48%	0
2012	9.110755	7.823040	-14.13%	3,731
2011	8.337030	9.110755	9.28%	119
2010*	10.000000	8.337030	-16.63%	0
101

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2017	4.733555	3.709911	-21.63%	754
2016	5.093671	4.733555	-7.07%	754
2015	5.360901	5.093671	-4.98%	5,618
2014	5.280917	5.360901	1.51%	754
2013	6.770017	5.280917	-22.00%	754
2012	8.586625	6.770017	-21.16%	3,623
2011	8.541117	8.586625	0.53%	106
2010*	10.000000	8.541117	-14.59%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.603718	1.922110	-26.18%	16,415
2016	2.931489	2.603718	-11.18%	19,017
2015	3.413920	2.931489	-14.13%	21,623
2014	4.288317	3.413920	-20.39%	11,911
2013	6.151372	4.288317	-30.29%	20,317
2012	7.671316	6.151372	-19.81%	5,635
2011	8.677247	7.671316	-11.59%	282
2010*	10.000000	8.677247	-13.23%	382
ProFunds - ProFund VP Technology - Q/NQ
2017	16.351097	21.828613	33.50%	74,588
2016	14.738371	16.351097	10.94%	52,695
2015	14.574806	14.738371	1.12%	78,349
2014	12.495670	14.574806	16.64%	26,424
2013	10.107502	12.495670	23.63%	46,067
2012	9.279262	10.107502	8.93%	14,003
2011*	10.000000	9.279262	-7.21%	4,528
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	14.501953	14.017066	-3.34%	11,880
2016	12.070919	14.501953	20.14%	11,142
2015	12.040526	12.070919	0.25%	4,942
2014	12.124334	12.040526	-0.69%	6,046
2013	10.955552	12.124334	10.67%	5,055
2012	9.521733	10.955552	15.06%	329,183
2011*	10.000000	9.521733	-4.78%	274
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	14.697041	15.890756	8.12%	15,104
2016	14.928500	14.697041	-1.55%	3,388
2015	16.021188	14.928500	-6.82%	3,482
2014	11.895022	16.021188	34.69%	6,389
2013	14.891584	11.895022	-20.12%	9,956
2012	14.935242	14.891584	-0.29%	17,777
2011	10.538388	14.935242	41.72%	16,407
2010*	10.000000	10.538388	5.38%	9,506
102

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	41.881527	69.621449	66.23%	15,640
2016	39.043762	41.881527	7.27%	25,563
2015	34.803533	39.043762	12.18%	13,123
2014	25.945404	34.803533	34.14%	17,850
2013	14.674432	25.945404	76.81%	24,930
2012	11.110441	14.674432	32.08%	2,021
2011	11.386795	11.110441	-2.43%	1,964
2010*	10.000000	11.386795	13.87%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.670238	0.364441	-45.63%	1,560
2016	0.850614	0.670238	-21.21%	1,643
2015	1.168103	0.850614	-27.18%	5,566
2014	1.841184	1.168103	-36.56%	30,565
2013	3.629919	1.841184	-49.28%	2,856
2012	5.674888	3.629919	-36.04%	10,096
2011	7.384153	5.674888	-23.15%	2,901
2010*	10.000000	7.384153	-26.16%	2,165
ProFunds - ProFund VP Utilities - Q/NQ
2017	15.632506	17.080131	9.26%	41,458
2016	13.756062	15.632506	13.64%	49,126
2015	14.883110	13.756062	-7.57%	40,190
2014	11.972472	14.883110	24.31%	46,466
2013	10.699551	11.972472	11.90%	19,083
2012	10.819989	10.699551	-1.11%	9,047
2011*	10.000000	10.819989	8.20%	7,407
Rydex Variable Trust - Banking Fund - Q/NQ
2017	10.124329	11.246301	11.08%	26,246
2016	8.056438	10.124329	25.67%	134,575
2015	8.575244	8.056438	-6.05%	21,047
2014	8.396726	8.575244	2.13%	19,015
2013	6.582094	8.396726	27.57%	9,126
2012	5.366070	6.582094	22.66%	4,033
2011	6.987203	5.366070	-23.20%	5,370
2010	6.259472	6.987203	11.63%	19,228
2009	6.564184	6.259472	-4.64%	6,469
2008	11.298419	6.564184	-41.90%	179
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	23.302108	27.944185	19.92%	20,959
2016	18.031538	23.302108	29.23%	35,246
2015	22.079088	18.031538	-18.33%	8,128
2014	22.772079	22.079088	-3.04%	14,352
2013	22.775805	22.772079	-0.02%	13,895
2012	20.830941	22.775805	9.34%	9,728
2011	25.250373	20.830941	-17.50%	12,730
2010	20.185542	25.250373	25.09%	17,539
2009	13.148897	20.185542	53.52%	4,665
2008	24.387050	13.148897	-46.08%	3,173
103

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	25.735884	32.897240	27.83%	47,880
2016	32.438805	25.735884	-20.66%	48,068
2015	30.283486	32.438805	7.12%	77,643
2014	23.110700	30.283486	31.04%	36,113
2013	15.176828	23.110700	52.28%	33,024
2012	11.302467	15.176828	34.28%	21,255
2011	10.349198	11.302467	9.21%	14,356
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	2.185868	2.254258	3.13%	107,330
2016	2.004894	2.185868	9.03%	119,690
2015	3.066949	2.004894	-34.63%	89,391
2014	4.706511	3.066949	-34.84%	70,056
2013	4.924226	4.706511	-4.42%	82,397
2012	5.057916	4.924226	-2.64%	93,931
2011	5.486341	5.057916	-7.81%	81,945
2010	5.142806	5.486341	6.68%	85,704
2009	4.668179	5.142806	10.17%	41,105
2008	9.273788	4.668179	-49.66%	3,261
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	31.835644	35.063190	10.14%	29,552
2016	30.580986	31.835644	4.10%	33,798
2015	29.153979	30.580986	4.89%	72,899
2014	26.213159	29.153979	11.22%	43,653
2013	20.697485	26.213159	26.65%	25,662
2012	19.221139	20.697485	7.68%	17,767
2011	17.109167	19.221139	12.34%	6,999
2010	14.772605	17.109167	15.82%	5,267
2009	12.558633	14.772605	17.63%	3,708
2008	16.600605	12.558633	-24.35%	623
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	24.978713	39.102314	56.54%	12,537
2016	19.349430	24.978713	29.09%	29,359
2015	20.457199	19.349430	-5.42%	234,319
2014	17.735984	20.457199	15.34%	86,284
2013	11.038998	17.735984	60.67%	442,452
2012	9.542892	11.038998	15.68%	65,917
2011	8.858346	9.542892	7.73%	99,497
2010	7.200191	8.858346	23.03%	44,644
2009	5.327208	7.200191	35.16%	11,127
2008	14.091298	5.327208	-62.20%	0
104

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	14.024916	18.152009	29.43%	25,093
2016	11.422000	14.024916	22.79%	29,115
2015	11.328273	11.422000	0.83%	46,932
2014	9.270947	11.328273	22.19%	9,324
2013	6.951529	9.270947	33.37%	1,376
2012	6.966486	6.951529	-0.21%	1,137
2011	8.447271	6.966486	-17.53%	3,145
2010	7.808115	8.447271	8.19%	5,879
2009	4.601128	7.808115	69.70%	11,871
2008	9.339702	4.601128	-50.74%	4,508
Rydex Variable Trust - Energy Fund - Q/NQ
2017	19.611490	18.153706	-7.43%	74,492
2016	15.117144	19.611490	29.73%	86,643
2015	21.940070	15.117144	-31.10%	60,061
2014	27.302980	21.940070	-19.64%	45,200
2013	22.393290	27.302980	21.92%	37,146
2012	22.145359	22.393290	1.12%	25,855
2011	23.818054	22.145359	-7.02%	27,990
2010	20.259329	23.818054	17.57%	25,950
2009	14.812883	20.259329	36.77%	10,579
2008	27.797135	14.812883	-46.71%	2,537
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	17.576195	14.120981	-19.66%	39,494
2016	14.452169	17.576195	21.62%	49,258
2015	21.428010	14.452169	-32.55%	43,344
2014	30.709756	21.428010	-30.22%	34,245
2013	25.101807	30.709756	22.34%	39,761
2012	25.318089	25.101807	-0.85%	19,940
2011	28.264646	25.318089	-10.42%	23,463
2010	22.707437	28.264646	24.47%	19,776
2009	14.157731	22.707437	60.39%	11,330
2008	33.816754	14.157731	-58.13%	1,858
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	9.096382	11.552322	27.00%	6,808
2016	9.755398	9.096382	-6.76%	1,291
2015	10.643826	9.755398	-8.35%	1,312
2014	12.317185	10.643826	-13.59%	916
2013	10.067593	12.317185	22.34%	1,106
2012	8.380211	10.067593	20.14%	21,658
2011	9.999771	8.380211	-16.20%	1,419
2010	11.349246	9.999771	-11.89%	9,949
2009	8.472441	11.349246	33.95%	109
2008	19.007539	8.472441	-55.43%	0
105

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	12.912067	14.736977	14.13%	110,125
2016	11.288507	12.912067	14.38%	127,605
2015	11.906022	11.288507	-5.19%	102,801
2014	10.709528	11.906022	11.17%	64,336
2013	8.502239	10.709528	25.96%	35,854
2012	7.018125	8.502239	21.15%	29,524
2011	8.353507	7.018125	-15.99%	23,627
2010	7.396729	8.353507	12.94%	20,673
2009	6.258573	7.396729	18.19%	6,290
2008	12.198834	6.258573	-48.70%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	19.273665	20.866335	8.26%	12,214
2016	19.583321	19.273665	-1.58%	22,269
2015	20.896126	19.583321	-6.28%	24,323
2014	15.714082	20.896126	32.98%	31,625
2013	19.466090	15.714082	-19.27%	7,757
2012	19.138004	19.466090	1.71%	69,059
2011	13.697385	19.138004	39.72%	17,651
2010	12.598023	13.697385	8.73%	4,847
2009	18.635489	12.598023	-32.40%	2,794
2008	13.030479	18.635489	43.01%	719
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	22.294347	27.049337	21.33%	98,994
2016	24.999920	22.294347	-10.82%	81,124
2015	24.219261	24.999920	3.22%	115,345
2014	19.680633	24.219261	23.06%	107,415
2013	14.053357	19.680633	40.04%	66,250
2012	12.146719	14.053357	15.70%	24,846
2011	11.749377	12.146719	3.38%	21,260
2010	11.143762	11.749377	5.43%	17,768
2009	9.053371	11.143762	23.09%	9,528
2008	12.201091	9.053371	-25.80%	3,291
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.780170	11.376734	5.53%	12,738
2016	9.779993	10.780170	10.23%	16,345
2015	9.974567	9.779993	-1.95%	17,500
Rydex Variable Trust - Internet Fund - Q/NQ
2017	30.267778	40.041476	32.29%	8,098
2016	29.346939	30.267778	3.14%	8,412
2015	27.425862	29.346939	7.00%	8,814
2014	27.240071	27.425862	0.68%	5,204
2013	18.240292	27.240071	49.34%	8,451
2012	15.479999	18.240292	17.83%	10,864
2011	17.797628	15.479999	-13.02%	4,367
2010	14.922871	17.797628	19.26%	9,738
2009	9.111440	14.922871	63.78%	5,321
2008	16.738454	9.111440	-45.57%	3,307
106

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.544510	0.328257	-39.72%	528,522
2016	0.783741	0.544510	-30.52%	107,844
2015	0.862988	0.783741	-9.18%	241,988
2014	1.117053	0.862988	-22.74%	162,487
2013	2.015962	1.117053	-44.59%	78,002
2012	2.632778	2.015962	-23.43%	41,166
2011	3.655826	2.632778	-27.98%	26,663
2010	5.310840	3.655826	-31.16%	24,082
2009	9.716773	5.310840	-45.34%	7,646
2008	6.117694	9.716773	58.83%	943
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.874235	2.586161	-10.02%	27,134
2016	2.998706	2.874235	-4.15%	14,814
2015	3.074079	2.998706	-2.45%	56,493
2014	4.145805	3.074079	-25.85%	52,110
2013	3.642416	4.145805	13.82%	152,231
2012	3.932200	3.642416	-7.37%	123,281
2011	5.724291	3.932200	-31.31%	61,535
2010	6.648327	5.724291	-13.90%	65,540
2009	5.638044	6.648327	17.92%	23,365
2008	8.180951	5.638044	-31.08%	3,597
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.637352	1.397908	-14.62%	7,352
2016	2.050277	1.637352	-20.14%	6,861
2015	2.099848	2.050277	-2.36%	19,247
2014	2.404356	2.099848	-12.66%	30,876
2013	3.361628	2.404356	-28.48%	8,349
2012	4.169915	3.361628	-19.38%	0
2011	4.556811	4.169915	-8.49%	1,189
2010	6.176587	4.556811	-26.22%	1,427
2009	9.664175	6.176587	-36.09%	0
2008	7.280471	9.664175	32.74%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	0.872064	0.648840	-25.60%	15,072
2016	0.975560	0.872064	-10.61%	14,067
2015	1.133854	0.975560	-13.96%	15,496
2014	1.411100	1.133854	-19.65%	22,908
2013	2.014101	1.411100	-29.94%	11,099
2012	2.507134	2.014101	-19.67%	22,524
2011	2.823268	2.507134	-11.20%	2,415
2010	3.631330	2.823268	-22.25%	4,642
2009	6.136922	3.631330	-40.83%	474
2008	4.198329	6.136922	46.18%	0
107

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.513768	1.293269	-14.57%	17,605
2016	1.922856	1.513768	-21.28%	29,041
2015	1.945224	1.922856	-1.15%	287,736
2014	2.161065	1.945224	-9.99%	118,959
2013	3.164690	2.161065	-31.71%	42,044
2012	3.915738	3.164690	-19.18%	2,911
2011	4.291956	3.915738	-8.77%	44,841
2010	6.005346	4.291956	-28.53%	41,636
2009	9.057470	6.005346	-33.70%	2,000
2008	7.355722	9.057470	23.14%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	1.939338	1.582867	-18.38%	41,064
2016	2.231787	1.939338	-13.10%	38,950
2015	2.364902	2.231787	-5.63%	96,703
2014	2.799495	2.364902	-15.52%	42,331
2013	3.857945	2.799495	-27.44%	14,167
2012	4.706009	3.857945	-18.02%	8,369
2011	5.239273	4.706009	-10.18%	19,141
2010	6.389159	5.239273	-18.00%	39,642
2009	8.930391	6.389159	-28.46%	280
2008	6.494466	8.930391	37.51%	901
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	13.403180	19.893997	48.43%	4,449
2016	12.467403	13.403180	7.51%	705
2015	11.272915	12.467403	10.60%	1,346
2014	13.495231	11.272915	-16.47%	1,423
2013	8.760303	13.495231	54.05%	2,431
2012	7.386457	8.760303	18.60%	17,390
2011	10.526976	7.386457	-29.83%	919
2010	9.211488	10.526976	14.28%	4,884
2009	7.542476	9.211488	22.13%	0
2008	11.395820	7.542476	-33.81%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	29.931045	35.502348	18.61%	6,698
2016	27.663151	29.931045	8.20%	8,507
2015	27.928473	27.663151	-0.95%	20,414
2014	26.312112	27.928473	6.14%	7,427
2013	18.709984	26.312112	40.63%	3,668
2012	15.617575	18.709984	19.80%	3,705
2011	15.436433	15.617575	1.17%	3,555
2010	11.992604	15.436433	28.72%	13,825
2009	8.882392	11.992604	35.02%	4,404
2008	17.669730	8.882392	-49.73%	0
108

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	42.054673	50.852150	20.92%	4,874
2016	32.848384	42.054673	28.03%	269,292
2015	35.201099	32.848384	-6.68%	237,381
2014	31.845949	35.201099	10.54%	5,578
2013	21.465723	31.845949	48.36%	10,772
2012	17.484301	21.465723	22.77%	24,953
2011	19.159877	17.484301	-8.75%	3,578
2010	14.105347	19.159877	35.83%	7,863
2009	9.372979	14.105347	50.49%	385
2008	21.016454	9.372979	-55.40%	34
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	38.629342	64.656752	67.38%	267,172
2016	35.691673	38.629342	8.23%	16,351
2015	31.531452	35.691673	13.19%	42,506
2014	23.379383	31.531452	34.87%	306,969
2013	13.137020	23.379383	77.97%	74,365
2012	9.918897	13.137020	32.44%	52,670
2011	10.112541	9.918897	-1.91%	75,172
2010	7.480203	10.112541	35.19%	40,846
2009	3.477788	7.480203	115.09%	13,395
2008	12.853455	3.477788	-72.94%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	31.001311	40.142620	29.49%	62,715
2016	29.621008	31.001311	4.66%	65,675
2015	27.712194	29.621008	6.89%	83,248
2014	23.894295	27.712194	15.98%	48,780
2013	17.974058	23.894295	32.94%	71,368
2012	15.587890	17.974058	15.31%	13,255
2011	15.449711	15.587890	0.89%	12,844
2010	13.204365	15.449711	17.00%	7,750
2009	8.796964	13.204365	50.10%	9,935
2008	15.336641	8.796964	-42.64%	1,251
Rydex Variable Trust - Nova Fund - Q/NQ
2017	21.750857	28.306251	30.14%	17,376
2016	19.033025	21.750857	14.28%	26,182
2015	19.413417	19.033025	-1.96%	20,264
2014	16.577812	19.413417	17.10%	20,383
2013	11.267516	16.577812	47.13%	46,012
2012	9.334031	11.267516	20.71%	24,635
2011	9.563578	9.334031	-2.40%	29,396
2010	8.072756	9.563578	18.47%	10,101
2009	6.032865	8.072756	33.81%	2,989
2008	13.419911	6.032865	-55.05%	0
109

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	11.418248	12.074615	5.75%	129,886
2016	6.985557	11.418248	63.46%	104,272
2015	10.159721	6.985557	-31.24%	79,405
2014	12.447742	10.159721	-18.38%	67,127
2013	23.387929	12.447742	-46.78%	65,796
2012	24.696729	23.387929	-5.30%	46,357
2011	32.974651	24.696729	-25.10%	41,790
2010	24.183471	32.974651	36.35%	37,345
2009	16.409633	24.183471	47.37%	2,969
2008	27.049269	16.409633	-39.33%	2,686
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	24.449328	25.751222	5.32%	17,449
2016	22.476268	24.449328	8.78%	19,699
2015	23.350273	22.476268	-3.74%	23,512
2014	19.540600	23.350273	19.50%	49,175
2013	19.037060	19.540600	2.65%	16,048
2012	16.290226	19.037060	16.86%	16,568
2011	16.130710	16.290226	0.99%	12,568
2010	13.081904	16.130710	23.31%	17,709
2009	10.575556	13.081904	23.70%	8,168
2008	18.351572	10.575556	-42.37%	1,016
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	25.117687	27.984832	11.41%	6,843
2016	25.358600	25.117687	-0.95%	4,391
2015	26.025016	25.358600	-2.56%	8,320
2014	24.254956	26.025016	7.30%	4,022
2013	18.087081	24.254956	34.10%	3,131
2012	15.685797	18.087081	15.31%	3,526
2011	15.084682	15.685797	3.98%	4,786
2010	12.206839	15.084682	23.58%	8,323
2009	8.570883	12.206839	42.42%	3,456
2008	12.944411	8.570883	-33.79%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	30.750093	36.444502	18.52%	6,396
2016	23.876339	30.750093	28.79%	10,510
2015	26.592209	23.876339	-10.21%	5,613
2014	25.821641	26.592209	2.98%	5,328
2013	16.490880	25.821641	56.58%	7,675
2012	13.677109	16.490880	20.57%	12,197
2011	15.771742	13.677109	-13.28%	3,695
2010	11.586205	15.771742	36.13%	3,756
2009	8.801095	11.586205	31.65%	46
2008	18.326477	8.801095	-51.98%	1,106
110

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	22.088996	31.300577	41.70%	522,947
2016	18.577383	22.088996	18.90%	517,978
2015	19.129960	18.577383	-2.89%	10,427
2014	15.540638	19.129960	23.10%	519,397
2013	9.327865	15.540638	66.60%	491,287
2012	7.300662	9.327865	27.77%	21,487
2011	7.696795	7.300662	-5.15%	433,561
2010	6.212080	7.696795	23.90%	215,001
2009	4.297663	6.212080	44.55%	3,108
2008	13.594300	4.297663	-68.39%	10,632
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	20.465661	25.141000	22.84%	230,372
2016	20.203385	20.465661	1.30%	265,038
2015	20.240435	20.203385	-0.18%	411,401
2014	18.232194	20.240435	11.01%	330,892
2013	13.064723	18.232194	39.55%	158,001
2012	11.676350	13.064723	11.89%	21,494
2011	11.953953	11.676350	-2.32%	16,479
2010	9.681660	11.953953	23.47%	104,436
2009	6.658766	9.681660	45.40%	4,531
2008	11.206080	6.658766	-40.58%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	21.101223	24.143743	14.42%	182,413
2016	18.201049	21.101223	15.93%	250,039
2015	20.339187	18.201049	-10.51%	107,802
2014	18.564984	20.339187	9.56%	262,296
2013	12.941929	18.564984	43.45%	154,873
2012	10.722637	12.941929	20.70%	42,360
2011	11.213399	10.722637	-4.38%	11,561
2010	9.437806	11.213399	18.81%	6,233
2009	6.318639	9.437806	49.36%	4,007
2008	12.462382	6.318639	-49.30%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	24.248573	28.439164	17.28%	78,994
2016	23.909288	24.248573	1.42%	79,760
2015	23.896604	23.909288	0.05%	76,042
2014	24.580741	23.896604	-2.78%	78,321
2013	18.568943	24.580741	32.38%	60,660
2012	16.203326	18.568943	14.60%	23,506
2011	16.516668	16.203326	-1.90%	15,766
2010	12.615535	16.516668	30.92%	94,755
2009	8.146562	12.615535	54.86%	1,852
2008	12.919858	8.146562	-36.95%	0
111

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	22.289480	24.905681	11.74%	48,722
2016	17.512020	22.289480	27.28%	129,211
2015	20.121011	17.512020	-12.97%	27,135
2014	19.092039	20.121011	5.39%	39,994
2013	14.236385	19.092039	34.11%	41,157
2012	12.323523	14.236385	15.52%	9,765
2011	13.440291	12.323523	-8.31%	5,057
2010	11.329630	13.440291	18.63%	3,202
2009	7.389909	11.329630	53.31%	4,097
2008	13.275978	7.389909	-44.34%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	23.828209	27.315663	14.64%	77,839
2016	20.329238	23.828209	17.21%	71,443
2015	20.663681	20.329238	-1.62%	58,131
2014	20.925343	20.663681	-1.25%	69,918
2013	14.995904	20.925343	39.54%	101,906
2012	13.729701	14.995904	9.22%	7,449
2011	13.430999	13.729701	2.22%	5,435
2010	10.846015	13.430999	23.83%	38,374
2009	8.198315	10.846015	32.30%	425
2008	12.640301	8.198315	-35.14%	54
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	20.407993	20.097675	-1.52%	96,118
2016	15.686697	20.407993	30.10%	140,460
2015	18.373675	15.686697	-14.62%	59,373
2014	18.365207	18.373675	0.05%	85,406
2013	13.020981	18.365207	41.04%	67,625
2012	10.953829	13.020981	18.87%	19,523
2011	12.248971	10.953829	-10.57%	16,256
2010	9.915264	12.248971	23.54%	10,113
2009	6.187772	9.915264	60.24%	7,368
2008	11.090354	6.187772	-44.21%	190
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	7.854802	6.387850	-18.68%	4,625
2016	7.433486	7.854802	5.67%	4,128
2015	6.640925	7.433486	11.93%	6,703
2014	5.470496	6.640925	21.40%	39,121
2013	5.709242	5.470496	-4.18%	1,961
2012	6.169182	5.709242	-7.46%	8,565
2011	6.525103	6.169182	-5.45%	3,615
2010	6.919484	6.525103	-5.70%	971
2009	8.325731	6.919484	-16.89%	15,777
2008	7.986798	8.325731	4.24%	1,121
112

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2017	21.455327	28.101627	30.98%	44,390
2016	19.560336	21.455327	9.69%	30,853
2015	19.589840	19.560336	-0.15%	30,970
2014	17.992608	19.589840	8.88%	20,896
2013	13.457266	17.992608	33.70%	25,917
2012	12.169592	13.457266	10.58%	12,407
2011	13.571940	12.169592	-10.33%	9,157
2010	12.267417	13.571940	10.63%	7,683
2009	7.983557	12.267417	53.66%	9,765
2008	14.810368	7.983557	-46.09%	645
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	9.729879	10.170962	4.53%	12,968
2016	8.392179	9.729879	15.94%	12,980
2015	9.111462	8.392179	-7.89%	18,623
2014	8.991633	9.111462	1.33%	14,721
2013	7.751709	8.991633	16.00%	18,069
2012	7.486243	7.751709	3.55%	21,875
2011	8.856342	7.486243	-15.47%	14,364
2010	7.831914	8.856342	13.08%	4,608
2009	6.163218	7.831914	27.08%	7,334
2008	11.417967	6.163218	-46.02%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	28.998985	34.943287	20.50%	19,025
2016	25.440472	28.998985	13.99%	20,359
2015	29.986697	25.440472	-15.16%	12,488
2014	24.727992	29.986697	21.27%	15,201
2013	16.623004	24.727992	48.76%	9,801
2012	14.316474	16.623004	16.11%	3,520
2011	16.310980	14.316474	-12.23%	5,256
2010	13.306115	16.310980	22.58%	5,463
2009	11.478842	13.306115	15.92%	5,636
2008	15.552839	11.478842	-26.19%	654
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	17.485106	19.169380	9.63%	21,687
2016	15.219317	17.485106	14.89%	29,462
2015	16.636749	15.219317	-8.52%	40,106
2014	13.708881	16.636749	21.36%	85,092
2013	12.217547	13.708881	12.21%	15,842
2012	12.235828	12.217547	-0.15%	22,081
2011	10.654862	12.235828	14.84%	20,533
2010	10.094976	10.654862	5.55%	7,190
2009	8.983361	10.094976	12.37%	10,579
2008	12.917495	8.983361	-30.46%	4,014
113

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.762163	6.789341	17.83%	4,599
2016	6.391678	5.762163	-9.85%	4,599
2015	7.782247	6.391678	-17.87%	12,236
2014	10.092529	7.782247	-22.89%	5,612
2013	10.516346	10.092529	-4.03%	10,613
2012	10.567208	10.516346	-0.48%	14,985
2011	11.109946	10.567208	-4.89%	10,551
2010	11.918988	11.109946	-6.79%	5,857
2009	11.321932	11.918988	5.27%	275
2008	13.063995	11.321932	-13.33%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.964683	10.092795	1.29%	64,702
2016	9.849893	9.964683	1.17%	68,286
2015	10.065685	9.849893	-2.14%	53,479
2014	10.054902	10.065685	0.11%	12,138
2013*	10.000000	10.054902	0.55%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.803172	8.03%	3,111
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	6.390232	6.203414	-2.92%	87,613
2016	4.502740	6.390232	41.92%	91,290
2015	6.851397	4.502740	-34.28%	84,919
2014	8.576641	6.851397	-20.12%	68,386
2013	7.857497	8.576641	9.15%	48,585
2012	7.696585	7.857497	2.09%	13,436
2011*	10.000000	7.696585	-23.03%	5,722
114

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	11.451910	12.831771	12.05%	0
2016	11.314480	11.451910	1.21%	0
2015	11.527320	11.314480	-1.85%	0
2014	11.106465	11.527320	3.79%	0
2013	9.857578	11.106465	12.67%	0
2012	8.973417	9.857578	9.85%	0
2011*	10.000000	8.973417	-10.27%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.204724	8.845248	-3.91%	0
2016	6.746130	9.204724	36.44%	0
2015	11.215988	6.746130	-39.85%	0
2014	10.342939	11.215988	8.44%	0
2013*	10.000000	10.342939	3.43%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.235213	12.394667	21.10%	0
2016	9.781931	10.235213	4.63%	0
2015	10.229660	9.781931	-4.38%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.280901	9.324210	0.47%	0
2016	9.174485	9.280901	1.16%	0
2015	9.707669	9.174485	-5.49%	0
2014	9.698211	9.707669	0.10%	0
2013	10.935856	9.698211	-11.32%	0
2012	10.510292	10.935856	4.05%	0
2011*	10.000000	10.510292	5.10%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.048180	11.732601	16.76%	0
2016	9.136678	10.048180	9.98%	0
2015*	10.000000	9.136678	-8.63%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	10.814875	11.397411	5.39%	0
2016	9.262781	10.814875	16.76%	0
2015*	10.000000	9.262781	-7.37%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.394457	10.255673	9.17%	0
2016	9.340617	9.394457	0.58%	0
2015	9.815443	9.340617	-4.84%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	10.711177	13.040058	21.74%	0
2016	10.852360	10.711177	-1.30%	0
2015	11.201848	10.852360	-3.12%	0
2014	11.346647	11.201848	-1.28%	0
2013*	10.000000	11.346647	13.47%	0
115

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	11.030953	12.155430	10.19%	0
2016	10.965600	11.030953	0.60%	0
2015	11.430912	10.965600	-4.07%	0
2014	11.573030	11.430912	-1.23%	0
2013	10.438409	11.573030	10.87%	0
2012	9.796712	10.438409	6.55%	0
2011	10.491392	9.796712	-6.62%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.487160	10.547527	11.18%	0
2016	9.221718	9.487160	2.88%	0
2015	9.911859	9.221718	-6.96%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.175342	5.091371	-1.62%	0
2016	4.767386	5.175342	8.56%	0
2015	6.568703	4.767386	-27.42%	0
2014	8.168611	6.568703	-19.59%	0
2013	9.394968	8.168611	-13.05%	0
2012	9.903807	9.394968	-5.14%	0
2011	11.700255	9.903807	-15.35%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.343481	12.646282	11.49%	0
2016	10.160672	11.343481	11.64%	0
2015	10.756439	10.160672	-5.54%	0
2014*	10.000000	10.756439	7.56%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	9.991598	10.016016	0.24%	0
2016	9.463744	9.991598	5.58%	0
2015*	10.000000	9.463744	-5.36%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	10.780109	11.882654	10.23%	0
2016	10.816868	10.780109	-0.34%	0
2015	11.169689	10.816868	-3.16%	0
2014	10.922114	11.169689	2.27%	0
2013	9.772423	10.922114	11.76%	0
2012	8.986272	9.772423	8.75%	0
2011*	10.000000	8.986272	-10.14%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.454000	11.412496	9.17%	0
2016	9.164480	10.454000	14.07%	0
2015*	10.000000	9.164480	-8.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	9.884233	12.913921	30.65%	0
2016	10.143792	9.884233	-2.56%	0
2015*	10.000000	10.143792	1.44%	0
116

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	9.959608	10.319017	3.61%	0
2016	9.001794	9.959608	10.64%	0
2015*	10.000000	9.001794	-9.98%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	9.806031	10.219946	4.22%	0
2016	9.367756	9.806031	4.68%	0
2015	9.858340	9.367756	-4.98%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.075394	14.189114	8.52%	0
2016	11.921200	13.075394	9.68%	0
2015	13.117752	11.921200	-9.12%	0
2014	13.162582	13.117752	-0.34%	0
2013	10.974686	13.162582	19.94%	0
2012	9.820785	10.974686	11.75%	0
2011	10.293078	9.820785	-4.59%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	10.515911	11.176658	6.28%	0
2016	9.516730	10.515911	10.50%	0
2015	10.566697	9.516730	-9.94%	0
2014	10.423618	10.566697	1.37%	0
2013*	10.000000	10.423618	4.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	11.734622	12.349665	5.24%	0
2016	10.794653	11.734622	8.71%	0
2015	11.562126	10.794653	-6.64%	0
2014	11.287692	11.562126	2.43%	0
2013*	10.000000	11.287692	12.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.269962	9.156379	-1.23%	0
2016	9.292608	9.269962	-0.24%	0
2015*	10.000000	9.292608	-7.07%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.517760	10.432957	9.62%	0
2016	9.413070	9.517760	1.11%	0
2015	10.314296	9.413070	-8.74%	0
2014	10.240239	10.314296	0.72%	0
2013*	10.000000	10.240239	2.40%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.376726	9.200928	-1.87%	0
2016	9.583796	9.376726	-2.16%	0
2015	9.946612	9.583796	-3.65%	0
117

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	5.473846	5.766658	5.35%	0
2016	6.627003	5.473846	-17.40%	0
2015	6.946521	6.627003	-4.60%	0
2014	6.395849	6.946521	8.61%	0
2013	6.433906	6.395849	-0.59%	0
2012	7.478273	6.433906	-13.97%	0
2011	8.445621	7.478273	-11.45%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	9.426452	10.491954	11.30%	0
2016	9.663859	9.426452	-2.46%	0
2015	9.848912	9.663859	-1.88%	0
2014	9.887664	9.848912	-0.39%	0
2013	8.687284	9.887664	13.82%	0
2012	8.585485	8.687284	1.19%	0
2011	9.481843	8.585485	-9.45%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	7.295511	7.329771	0.47%	0
2016	7.564850	7.295511	-3.56%	0
2015	7.665149	7.564850	-1.31%	0
2014	7.558186	7.665149	1.42%	0
2013	7.673135	7.558186	-1.50%	0
2012	7.746882	7.673135	-0.95%	0
2011	7.732622	7.746882	0.18%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.226699	10.253694	0.26%	0
2016	9.720547	10.226699	5.21%	0
2015	9.958991	9.720547	-2.39%	0
2014	10.038570	9.958991	-0.79%	0
2013*	10.000000	10.038570	0.39%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.235555	10.894411	6.44%	0
2016	9.471350	10.235555	8.07%	0
2015	10.224371	9.471350	-7.36%	0
2014	9.981514	10.224371	2.43%	0
2013*	10.000000	9.981514	-0.18%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	9.995869	11.457053	14.62%	0
2016	10.586693	9.995869	-5.58%	0
2015	11.920490	10.586693	-11.19%	0
2014	12.985749	11.920490	-8.20%	0
2013	10.709483	12.985749	21.25%	0
2012	9.274386	10.709483	15.47%	0
2011	10.313800	9.274386	-10.08%	0
118

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.145700	10.090705	23.88%	0
2016	6.959282	8.145700	17.05%	0
2015	8.984054	6.959282	-22.54%	0
2014	9.722455	8.984054	-7.59%	0
2013*	10.000000	9.722455	-2.78%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	9.608200	10.095852	5.08%	0
2016	8.594726	9.608200	11.79%	0
2015	9.443833	8.594726	-8.99%	0
2014	9.895371	9.443833	-4.56%	0
2013*	10.000000	9.895371	-1.05%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	10.210832	10.942668	7.17%	0
2016	9.941890	10.210832	2.71%	0
2015	10.522066	9.941890	-5.51%	0
2014	10.416267	10.522066	1.02%	0
2013	9.903451	10.416267	5.18%	0
2012	9.354429	9.903451	5.87%	0
2011*	10.000000	9.354429	-6.46%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	10.528646	11.181223	6.20%	0
2016	9.824931	10.528646	7.16%	0
2015	10.259911	9.824931	-4.24%	0
2014	10.290741	10.259911	-0.30%	0
2013	11.639267	10.290741	-11.59%	0
2012	10.190761	11.639267	14.21%	0
2011*	10.000000	10.190761	1.91%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.744354	10.627763	9.07%	0
2016	8.746076	9.744354	11.41%	0
2015	10.481450	8.746076	-16.56%	0
2014*	10.000000	10.481450	4.81%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	10.805891	11.488422	6.32%	0
2016	10.812833	10.805891	-0.06%	0
2015	11.319348	10.812833	-4.47%	0
2014	10.260185	11.319348	10.32%	0
2013	10.316726	10.260185	-0.55%	0
2012	8.193830	10.316726	25.91%	0
2011*	10.000000	8.193830	-18.06%	0
119

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	9.928388	11.157644	12.38%	0
2016	9.711583	9.928388	2.23%	0
2015	10.722538	9.711583	-9.43%	0
2014	10.849047	10.722538	-1.17%	0
2013	9.672323	10.849047	12.17%	0
2012	8.779921	9.672323	10.16%	0
2011*	10.000000	8.779921	-12.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	12.977649	14.562813	12.21%	0
2016	12.285928	12.977649	5.63%	0
2015	12.555431	12.285928	-2.15%	0
2014	12.341225	12.555431	1.74%	0
2013	10.330451	12.341225	19.46%	0
2012	9.213613	10.330451	12.12%	0
2011*	10.000000	9.213613	-7.86%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.149442	10.500298	3.46%	0
2016	9.174407	10.149442	10.63%	0
2015	9.721451	9.174407	-5.63%	0
2014*	10.000000	9.721451	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.666614	9.660131	-0.07%	0
2016	9.754372	9.666614	-0.90%	0
2015	10.052195	9.754372	-2.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.762730	15.978056	16.10%	0
2016	13.105655	13.762730	5.01%	0
2015	13.766457	13.105655	-4.80%	0
2014	13.595537	13.766457	1.26%	0
2013	10.836230	13.595537	25.46%	0
2012	9.628374	10.836230	12.54%	0
2011	10.612818	9.628374	-9.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.781033	12.792797	8.59%	0
2016	11.457032	11.781033	2.83%	0
2015	11.950204	11.457032	-4.13%	0
2014	11.824373	11.950204	1.06%	0
2013	10.642644	11.824373	11.10%	0
2012	9.889998	10.642644	7.61%	0
2011	10.344856	9.889998	-4.40%	0
120

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.775936	14.338002	12.23%	0
2016	12.284079	12.775936	4.00%	0
2015	12.847852	12.284079	-4.39%	0
2014	12.664006	12.847852	1.45%	0
2013	10.778937	12.664006	17.49%	0
2012	9.789069	10.778937	10.11%	0
2011	10.462333	9.789069	-6.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.328058	10.645189	3.07%	0
2016	10.187588	10.328058	1.38%	0
2015	10.591262	10.187588	-3.81%	0
2014	10.577180	10.591262	0.13%	0
2013	10.402420	10.577180	1.68%	0
2012	9.987131	10.402420	4.16%	0
2011	10.162452	9.987131	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	9.640400	10.721951	11.22%	0
2016	9.424250	9.640400	2.29%	0
2015	10.162179	9.424250	-7.26%	0
2014	10.255523	10.162179	-0.91%	0
2013*	10.000000	10.255523	2.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.590385	10.947509	14.15%	0
2016	9.317481	9.590385	2.93%	0
2015	10.108613	9.317481	-7.83%	0
2014	10.327369	10.108613	-2.12%	0
2013*	10.000000	10.327369	3.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.289380	13.573220	10.45%	0
2016	11.880745	12.289380	3.44%	0
2015	12.392971	11.880745	-4.13%	0
2014	12.230503	12.392971	1.33%	0
2013	10.714066	12.230503	14.15%	0
2012	9.840370	10.714066	8.88%	0
2011	10.397040	9.840370	-5.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.109364	14.999800	14.42%	0
2016	12.573101	13.109364	4.27%	0
2015	13.174048	12.573101	-4.56%	0
2014	13.002402	13.174048	1.32%	0
2013	10.797022	13.002402	20.43%	0
2012	9.724779	10.797022	11.03%	0
2011	10.527089	9.724779	-7.62%	0
121

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.343852	12.079949	6.49%	0
2016	11.043364	11.343852	2.72%	0
2015	11.519417	11.043364	-4.13%	0
2014	11.421685	11.519417	0.86%	0
2013	10.596167	11.421685	7.79%	0
2012	9.937830	10.596167	6.62%	0
2011	10.282836	9.937830	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	9.797539	9.852309	0.56%	0
2016	9.783718	9.797539	0.14%	0
2015	10.149231	9.783718	-3.60%	0
2014	9.986412	10.149231	1.63%	0
2013	10.521498	9.986412	-5.09%	0
2012	10.137355	10.521498	3.79%	0
2011*	10.000000	10.137355	1.37%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.746945	13.419918	14.24%	0
2016	10.882425	11.746945	7.94%	0
2015	11.597000	10.882425	-6.16%	0
2014	11.604968	11.597000	-0.07%	0
2013*	10.000000	11.604968	16.05%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.234400	12.393101	10.31%	0
2016	10.658144	11.234400	5.41%	0
2015	11.196407	10.658144	-4.81%	0
2014	11.343768	11.196407	-1.30%	0
2013*	10.000000	11.343768	13.44%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.102921	11.111805	37.13%	0
2016	7.762354	8.102921	4.39%	0
2015	9.536353	7.762354	-18.60%	0
2014*	10.000000	9.536353	-4.64%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.486174	9.384514	-1.07%	0
2016	9.716733	9.486174	-2.37%	0
2015	10.038531	9.716733	-3.21%	0
2014*	10.000000	10.038531	0.39%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.008752	7.777915	-2.88%	0
2016	8.264084	8.008752	-3.09%	0
2015	8.528462	8.264084	-3.10%	0
2014	8.801300	8.528462	-3.10%	0
2013	9.082870	8.801300	-3.10%	0
2012	9.374250	9.082870	-3.11%	0
2011	9.673308	9.374250	-3.09%	0
122

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.110559	11.026220	21.03%	0
2016	9.315234	9.110559	-2.20%	0
2015	9.706463	9.315234	-4.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.404600	11.941319	14.77%	0
2016	9.807889	10.404600	6.08%	0
2015	10.223750	9.807889	-4.07%	0
2014*	10.000000	10.223750	2.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.092599	10.869313	7.70%	0
2016	9.797078	10.092599	3.02%	0
2015	10.128119	9.797078	-3.27%	0
2014*	10.000000	10.128119	1.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.268637	11.424906	11.26%	0
2016	9.835033	10.268637	4.41%	0
2015	10.203989	9.835033	-3.62%	0
2014*	10.000000	10.203989	2.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	9.849584	10.087529	2.42%	0
2016	9.748152	9.849584	1.04%	0
2015	10.033459	9.748152	-2.84%	0
2014*	10.000000	10.033459	0.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	9.759323	10.784696	10.51%	0
2016	9.526872	9.759323	2.44%	0
2015	10.161045	9.526872	-6.24%	0
2014	10.234786	10.161045	-0.72%	0
2013*	10.000000	10.234786	2.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	9.793654	11.100933	13.35%	0
2016	9.449261	9.793654	3.64%	0
2015	10.153183	9.449261	-6.93%	0
2014	10.299468	10.153183	-1.42%	0
2013*	10.000000	10.299468	2.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.219614	11.183993	9.44%	0
2016	9.842558	10.219614	3.83%	0
2015	10.191570	9.842558	-3.42%	0
2014*	10.000000	10.191570	1.92%	0
123

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.309626	11.657385	13.07%	0
2016	9.806731	10.309626	5.13%	0
2015	10.194904	9.806731	-3.81%	0
2014*	10.000000	10.194904	1.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.045319	10.631525	5.84%	0
2016	9.806490	10.045319	2.44%	0
2015	10.123340	9.806490	-3.13%	0
2014*	10.000000	10.123340	1.23%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.120738	12.477588	12.20%	0
2016	9.539834	11.120738	16.57%	0
2015	10.101044	9.539834	-5.56%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.436834	9.724136	3.04%	0
2016	8.962856	9.436834	5.29%	0
2015	9.524940	8.962856	-5.90%	0
2014	9.462179	9.524940	0.66%	0
2013*	10.000000	9.462179	-5.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	11.020495	13.407225	21.66%	0
2016	11.660327	11.020495	-5.49%	0
2015	12.112753	11.660327	-3.74%	0
2014	12.671682	12.112753	-4.41%	0
2013	10.800460	12.671682	17.33%	0
2012	9.649167	10.800460	11.93%	0
2011	11.017705	9.649167	-12.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.301934	9.858421	18.75%	0
2016	8.160309	8.301934	1.74%	0
2015	8.897115	8.160309	-8.28%	0
2014*	10.000000	8.897115	-11.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	15.422975	19.412332	25.87%	0
2016	15.604440	15.422975	-1.16%	0
2015	15.614976	15.604440	-0.07%	0
2014	14.629812	15.614976	6.73%	0
2013	11.232143	14.629812	30.25%	0
2012	9.981272	11.232143	12.53%	0
2011	10.643999	9.981272	-6.23%	0
124

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.473690	17.149099	10.83%	0
2016	13.759496	15.473690	12.46%	0
2015	14.705146	13.759496	-6.43%	0
2014	13.765560	14.705146	6.83%	0
2013	10.520579	13.765560	30.84%	0
2012	9.233598	10.520579	13.94%	0
2011	10.146681	9.233598	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	15.290254	18.896012	23.58%	0
2016	14.877137	15.290254	2.78%	0
2015	15.406442	14.877137	-3.44%	0
2014	15.329207	15.406442	0.50%	0
2013	11.413141	15.329207	34.31%	0
2012	10.274485	11.413141	11.08%	0
2011	11.096472	10.274485	-7.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.177613	20.053663	10.32%	0
2016	15.950998	18.177613	13.96%	0
2015	16.950516	15.950998	-5.90%	0
2014	14.948450	16.950516	13.39%	0
2013	11.369872	14.948450	31.47%	0
2012	10.085854	11.369872	12.73%	0
2011	10.655251	10.085854	-5.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.172692	13.526214	21.06%	0
2016	10.645065	11.172692	4.96%	0
2015	10.903228	10.645065	-2.37%	0
2014*	10.000000	10.903228	9.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	11.793818	12.465126	5.69%	0
2016	9.663844	11.793818	22.04%	0
2015	10.612212	9.663844	-8.94%	0
2014*	10.000000	10.612212	6.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	11.681733	12.847551	9.98%	0
2016	9.813623	11.681733	19.04%	0
2015	10.296002	9.813623	-4.69%	0
2014*	10.000000	10.296002	2.96%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.355386	13.262998	16.80%	0
2016	10.519502	11.355386	7.95%	0
2015	10.755464	10.519502	-2.19%	0
2014*	10.000000	10.755464	7.55%	0
125

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	10.893846	11.205719	2.86%	0
2016	10.488431	10.893846	3.87%	0
2015	11.473470	10.488431	-8.59%	0
2014	9.206582	11.473470	24.62%	0
2013*	10.000000	9.206582	-7.93%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	10.700775	12.602775	17.77%	0
2016	9.888590	10.700775	8.21%	0
2015	10.087615	9.888590	-1.97%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	8.938044	8.798494	-1.56%	0
2016	8.998972	8.938044	-0.68%	0
2015	9.318664	8.998972	-3.43%	0
2014	9.569524	9.318664	-2.62%	0
2013	9.865278	9.569524	-3.00%	0
2012	9.835164	9.865278	0.31%	0
2011*	10.000000	9.835164	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	10.997624	12.169083	10.65%	0
2016	9.388850	10.997624	17.13%	0
2015	10.186596	9.388850	-7.83%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	8.872034	9.172248	3.38%	0
2016	9.214475	8.872034	-3.72%	0
2015	10.016188	9.214475	-8.00%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.279083	9.922969	6.94%	0
2016	8.767169	9.279083	5.84%	0
2015	9.765713	8.767169	-10.22%	0
2014	10.108097	9.765713	-3.39%	0
2013*	10.000000	10.108097	1.08%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	9.650877	9.620805	-0.31%	0
2016	8.798028	9.650877	9.69%	0
2015	9.380608	8.798028	-6.21%	0
2014	9.546859	9.380608	-1.74%	0
2013*	10.000000	9.546859	-4.53%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	9.388112	9.290342	-1.04%	0
2016	9.281887	9.388112	1.14%	0
2015	9.825318	9.281887	-5.53%	0
2014	10.249965	9.825318	-4.14%	0
2013	10.112426	10.249965	1.36%	0
2012*	10.000000	10.112426	1.12%	0
126

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	10.852213	14.336684	32.11%	0
2016	11.216073	10.852213	-3.24%	0
2015	11.164918	11.216073	0.46%	0
2014	11.290024	11.164918	-1.11%	0
2013*	10.000000	11.290024	12.90%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.526510	10.467202	9.87%	0
2016	8.706738	9.526510	9.42%	0
2015	9.894538	8.706738	-12.00%	0
2014	10.164871	9.894538	-2.66%	0
2013	10.478620	10.164871	-2.99%	0
2012	9.419805	10.478620	11.24%	0
2011*	10.000000	9.419805	-5.80%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	5.772905	5.708922	-1.11%	0
2016	5.185838	5.772905	11.32%	0
2015	7.199665	5.185838	-27.97%	0
2014	9.130287	7.199665	-21.15%	0
2013	11.048258	9.130287	-17.36%	0
2012	10.846757	11.048258	1.86%	0
2011	12.106277	10.846757	-10.40%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	11.298816	12.020386	6.39%	0
2016	10.298526	11.298816	9.71%	0
2015	10.885459	10.298526	-5.39%	0
2014	11.078100	10.885459	-1.74%	0
2013	12.298505	11.078100	-9.92%	0
2012	10.778085	12.298505	14.11%	0
2011	10.471595	10.778085	2.93%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.095934	9.760955	7.31%	0
2016	9.121293	9.095934	-0.28%	0
2015	10.140739	9.121293	-10.05%	0
2014	10.433751	10.140739	-2.81%	0
2013	11.524353	10.433751	-9.46%	0
2012	11.302647	11.524353	1.96%	0
2011	10.757826	11.302647	5.06%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.516759	10.008393	5.17%	0
2016	9.447899	9.516759	0.73%	0
2015	10.170579	9.447899	-7.11%	0
2014	10.274178	10.170579	-1.01%	0
2013	11.596241	10.274178	-11.40%	0
2012	11.199627	11.596241	3.54%	0
2011	10.755052	11.199627	4.13%	0
127

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	12.290145	12.686119	3.22%	0
2016	11.287747	12.290145	8.88%	0
2015	11.858654	11.287747	-4.81%	0
2014	11.854812	11.858654	0.03%	0
2013	11.582031	11.854812	2.36%	0
2012	10.467690	11.582031	10.65%	0
2011	10.463293	10.467690	0.04%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	8.945096	8.777092	-1.88%	0
2016	9.111563	8.945096	-1.83%	0
2015	9.383470	9.111563	-2.90%	0
2014	9.611738	9.383470	-2.37%	0
2013	9.942315	9.611738	-3.32%	0
2012	9.703294	9.942315	2.46%	0
2011*	10.000000	9.703294	-2.97%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.708822	9.861875	1.58%	0
2016	9.766249	9.708822	-0.59%	0
2015	10.044981	9.766249	-2.77%	0
2014	9.951610	10.044981	0.94%	0
2013	10.485251	9.951610	-5.09%	0
2012	9.882690	10.485251	6.10%	0
2011*	10.000000	9.882690	-1.17%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.536836	9.695387	1.66%	0
2016	9.405347	9.536836	1.40%	0
2015	9.882922	9.405347	-4.83%	0
2014	9.907484	9.882922	-0.25%	0
2013*	10.000000	9.907484	-0.93%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	12.184637	12.636726	3.71%	0
2016	11.050440	12.184637	10.26%	0
2015	11.908355	11.050440	-7.20%	0
2014	12.325820	11.908355	-3.39%	0
2013	11.377016	12.325820	8.34%	0
2012	10.149041	11.377016	12.10%	0
2011	10.689931	10.149041	-5.06%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	12.835094	13.034657	1.55%	0
2016	12.150892	12.835094	5.63%	0
2015	12.520337	12.150892	-2.95%	0
2014	12.625556	12.520337	-0.83%	0
2013	11.842921	12.625556	6.61%	0
2012	10.709885	11.842921	10.58%	0
2011	10.756419	10.709885	-0.43%	0
128

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	7.912511	10.189221	28.77%	0
2016	8.112999	7.912511	-2.47%	0
2015	9.239393	8.112999	-12.19%	0
2014	9.687046	9.239393	-4.62%	0
2013	8.695063	9.687046	11.41%	0
2012	7.771180	8.695063	11.89%	0
2011	10.985197	7.771180	-29.26%	0
ProFunds - ProFund VP Banks - Q/NQ
2017	15.181830	17.348953	14.27%	0
2016	12.713113	15.181830	19.42%	0
2015	13.176949	12.713113	-3.52%	0
2014	12.320043	13.176949	6.96%	0
2013	9.526716	12.320043	29.32%	0
2012	7.370159	9.526716	29.26%	0
2011*	10.000000	7.370159	-26.30%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	8.680833	10.343892	19.16%	0
2016	7.559884	8.680833	14.83%	0
2015	9.063841	7.559884	-16.59%	0
2014	9.198809	9.063841	-1.47%	0
2013	8.015594	9.198809	14.76%	0
2012	7.625564	8.015594	5.11%	0
2011*	10.000000	7.625564	-23.74%	0
ProFunds - ProFund VP Bear - Q/NQ
2017	2.904079	2.308633	-20.50%	0
2016	3.446686	2.904079	-15.74%	0
2015	3.741170	3.446686	-7.87%	0
2014	4.502424	3.741170	-16.91%	0
2013	6.326283	4.502424	-28.83%	0
2012	7.828553	6.326283	-19.19%	0
2011	8.866130	7.828553	-11.70%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	21.188948	25.162943	18.76%	0
2016	25.869324	21.188948	-18.09%	0
2015	25.844098	25.869324	0.10%	0
2014	20.558824	25.844098	25.71%	0
2013	12.597151	20.558824	63.20%	0
2012	9.239648	12.597151	36.34%	0
2011*	10.000000	9.239648	-7.60%	0
129

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2017	15.252142	17.639739	15.65%	0
2016	14.352185	15.252142	6.27%	0
2015	14.879526	14.352185	-3.54%	0
2014	13.775668	14.879526	8.01%	0
2013	10.956047	13.775668	25.74%	0
2012	9.928403	10.956047	10.35%	0
2011	10.245296	9.928403	-3.09%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	14.125779	15.750091	11.50%	0
2016	14.077595	14.125779	0.34%	0
2015	13.947272	14.077595	0.93%	0
2014	13.057958	13.947272	6.81%	0
2013	10.490706	13.057958	24.47%	0
2012	9.766504	10.490706	7.42%	0
2011*	10.000000	9.766504	-2.33%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	17.037773	19.543923	14.71%	0
2016	16.874997	17.037773	0.96%	0
2015	16.634767	16.874997	1.44%	0
2014	15.264822	16.634767	8.97%	0
2013	11.262574	15.264822	35.54%	0
2012	9.519775	11.262574	18.31%	0
2011*	10.000000	9.519775	-4.80%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	6.389573	8.251670	29.14%	0
2016	5.939452	6.389573	7.58%	0
2015	7.417621	5.939452	-19.93%	0
2014	7.926162	7.417621	-6.42%	0
2013	8.741283	7.926162	-9.32%	0
2012	8.465470	8.741283	3.26%	0
2011	10.879732	8.465470	-22.19%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	9.829997	11.403977	16.01%	0
2016	9.408873	9.829997	4.48%	0
2015	10.895278	9.408873	-13.64%	0
2014	12.308334	10.895278	-11.48%	0
2013	10.442644	12.308334	17.87%	0
2012	9.243392	10.442644	12.97%	0
2011	10.468940	9.243392	-11.71%	0
130

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Financials - Q/NQ
2017	14.757508	16.902799	14.54%	0
2016	13.205266	14.757508	11.75%	0
2015	13.834531	13.205266	-4.55%	0
2014	12.643829	13.834531	9.42%	0
2013	9.879126	12.643829	27.99%	0
2012	8.174256	9.879126	20.86%	0
2011*	10.000000	8.174256	-18.26%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	16.574605	19.422203	17.18%	0
2016	17.825984	16.574605	-7.02%	0
2015	17.516404	17.825984	1.77%	0
2014	14.613324	17.516404	19.87%	0
2013	10.790445	14.613324	35.43%	0
2012	9.485402	10.790445	13.76%	0
2011*	10.000000	9.485402	-5.15%	0
ProFunds - ProFund VP Industrials - Q/NQ
2017	14.134697	16.765946	18.62%	0
2016	12.408360	14.134697	13.91%	0
2015	13.258877	12.408360	-6.41%	0
2014	12.960272	13.258877	2.30%	0
2013	9.678563	12.960272	33.91%	0
2012	8.625987	9.678563	12.20%	0
2011*	10.000000	8.625987	-13.74%	0
ProFunds - ProFund VP International - Q/NQ
2017	9.259204	10.928886	18.03%	0
2016	9.643856	9.259204	-3.99%	0
2015	10.315896	9.643856	-6.51%	0
2014	11.585405	10.315896	-10.96%	0
2013	10.005556	11.585405	15.79%	0
2012	8.907126	10.005556	12.33%	0
2011	10.730478	8.907126	-16.99%	0
ProFunds - ProFund VP Internet - Q/NQ
2017	16.657808	21.962930	31.85%	0
2016	16.288567	16.657808	2.27%	0
2015	13.966913	16.288567	16.62%	0
2014	14.253948	13.966913	-2.01%	0
2013	9.695861	14.253948	47.01%	0
2012	8.355369	9.695861	16.04%	0
2011*	10.000000	8.355369	-16.45%	0
131

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2017	11.885382	13.643307	14.79%	0
2016	12.214051	11.885382	-2.69%	0
2015	11.912766	12.214051	2.53%	0
2014	11.909671	11.912766	0.03%	0
2013	8.291118	11.909671	43.64%	0
2012	6.959766	8.291118	19.13%	0
2011	8.816769	6.959766	-21.06%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	18.467997	23.333127	26.34%	0
2016	18.105499	18.467997	2.00%	0
2015	17.388430	18.105499	4.12%	0
2014	15.336456	17.388430	13.38%	0
2013	11.786902	15.336456	30.11%	0
2012	10.465953	11.786902	12.62%	0
2011	10.645094	10.465953	-1.68%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	10.024022	9.405772	-6.17%	0
2016	8.329442	10.024022	20.34%	0
2015	11.218289	8.329442	-25.75%	0
2014	12.989094	11.218289	-13.63%	0
2013	10.803876	12.989094	20.23%	0
2012	10.836399	10.803876	-0.30%	0
2011	10.936699	10.836399	-0.92%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	15.501360	16.578061	6.95%	0
2016	16.616382	15.501360	-6.71%	0
2015	16.418520	16.616382	1.21%	0
2014	14.195413	16.418520	15.66%	0
2013	11.129376	14.195413	27.55%	0
2012	10.268889	11.129376	8.38%	0
2011*	10.000000	10.268889	2.69%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	2.952384	3.012144	2.02%	0
2016	1.955186	2.952384	51.00%	0
2015	3.005148	1.955186	-34.94%	0
2014	4.073715	3.005148	-26.23%	0
2013	6.775063	4.073715	-39.87%	0
2012	8.182754	6.775063	-17.20%	0
2011*	10.000000	8.182754	-18.17%	0
132

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Real Estate - Q/NQ
2017	12.174511	12.747913	4.71%	0
2016	11.882522	12.174511	2.46%	0
2015	12.223039	11.882522	-2.79%	0
2014	10.089682	12.223039	21.14%	0
2013	10.402951	10.089682	-3.01%	0
2012	9.162923	10.402951	13.53%	0
2011*	10.000000	9.162923	-8.37%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.175320	2.710773	-14.63%	0
2016	3.454997	3.175320	-8.09%	0
2015	3.623043	3.454997	-4.64%	0
2014	5.361364	3.623043	-32.42%	0
2013	4.750138	5.361364	12.87%	0
2012	5.267953	4.750138	-9.83%	0
2011	8.698374	5.267953	-39.44%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	15.872536	20.851371	31.37%	0
2016	12.825123	15.872536	23.76%	0
2015	13.627345	12.825123	-5.89%	0
2014	10.453495	13.627345	30.36%	0
2013	8.082160	10.453495	29.34%	0
2012	8.704424	8.082160	-7.15%	0
2011*	10.000000	8.704424	-12.96%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	5.933340	4.148850	-30.08%	0
2016	7.309918	5.933340	-18.83%	0
2015	6.764485	7.309918	8.06%	0
2014	7.191510	6.764485	-5.94%	0
2013	7.438690	7.191510	-3.32%	0
2012	8.829091	7.438690	-15.75%	0
2011	8.232973	8.829091	7.24%	0
ProFunds - ProFund VP Short International - Q/NQ
2017	4.173177	3.209548	-23.09%	0
2016	4.576197	4.173177	-8.81%	0
2015	4.908224	4.576197	-6.76%	0
2014	4.927286	4.908224	-0.39%	0
2013	6.437371	4.927286	-23.46%	0
2012	8.321216	6.437371	-22.64%	0
2011	8.434537	8.321216	-1.34%	0
133

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.295290	1.662720	-27.56%	0
2016	2.633477	2.295290	-12.84%	0
2015	3.125469	2.633477	-15.74%	0
2014	4.001000	3.125469	-21.88%	0
2013	5.848943	4.001000	-31.59%	0
2012	7.433993	5.848943	-21.32%	0
2011	8.568994	7.433993	-13.25%	0
ProFunds - ProFund VP Technology - Q/NQ
2017	14.691048	19.246488	31.01%	0
2016	13.494053	14.691048	8.87%	0
2015	13.599026	13.494053	-0.77%	0
2014	11.881545	13.599026	14.46%	0
2013	9.794078	11.881545	21.31%	0
2012	9.163554	9.794078	6.88%	0
2011*	10.000000	9.163554	-8.36%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	13.029443	12.358489	-5.15%	0
2016	11.051525	13.029443	17.90%	0
2015	11.234071	11.051525	-1.62%	0
2014	11.528311	11.234071	-2.55%	0
2013	10.615825	11.528311	8.60%	0
2012	9.402975	10.615825	12.90%	0
2011*	10.000000	9.402975	-5.97%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	12.957668	13.748365	6.10%	0
2016	13.412325	12.957668	-3.39%	0
2015	14.668849	13.412325	-8.57%	0
2014	11.098898	14.668849	32.16%	536
2013	14.160183	11.098898	-21.62%	0
2012	14.473579	14.160183	-2.17%	0
2011	10.407079	14.473579	39.07%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	36.928470	60.243237	63.13%	0
2016	35.081355	36.928470	5.27%	0
2015	31.868284	35.081355	10.08%	0
2014	24.210351	31.868284	31.63%	0
2013	13.954043	24.210351	73.50%	0
2012	10.766953	13.954043	29.60%	0
2011	11.245036	10.766953	-4.25%	0
134

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.590771	0.315210	-46.64%	0
2016	0.764049	0.590771	-22.68%	0
2015	1.069297	0.764049	-28.55%	0
2014	1.717694	1.069297	-37.75%	0
2013	3.451263	1.717694	-50.23%	0
2012	5.499150	3.451263	-37.24%	0
2011	7.291903	5.499150	-24.59%	0
ProFunds - ProFund VP Utilities - Q/NQ
2017	14.045310	15.059314	7.22%	0
2016	12.594383	14.045310	11.52%	0
2015	13.886439	12.594383	-9.30%	0
2014	11.383813	13.886439	21.98%	0
2013	10.367724	11.383813	9.80%	0
2012	10.685150	10.367724	-2.97%	0
2011*	10.000000	10.685150	6.85%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2017	5.471663	5.964519	9.01%	0
2016	4.436995	5.471663	23.32%	0
2015	4.812922	4.436995	-7.81%	0
2014	4.802694	4.812922	0.21%	0
2013	3.836596	4.802694	25.18%	0
2012	3.187649	3.836596	20.36%	0
2011	4.229865	3.187649	-24.64%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	10.906340	12.834919	17.68%	0
2016	8.600080	10.906340	26.82%	0
2015	10.731882	8.600080	-19.86%	0
2014	11.280258	10.731882	-4.86%	0
2013	11.497559	11.280258	-1.89%	0
2012	10.717007	11.497559	7.28%	0
2011	13.238427	10.717007	-19.05%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	22.216865	27.868692	25.44%	0
2016	28.536788	22.216865	-22.15%	0
2015	27.149523	28.536788	5.11%	0
2014	21.114117	27.149523	28.58%	0
2013	14.130046	21.114117	49.43%	0
2012	10.724121	14.130046	31.76%	0
2011	10.006594	10.724121	7.17%	0
135

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	2.412006	2.440980	1.20%	0
2016	2.254450	2.412006	6.99%	0
2015	3.514789	2.254450	-35.86%	0
2014	5.496983	3.514789	-36.06%	0
2013	5.861087	5.496983	-6.21%	0
2012	6.135483	5.861087	-4.47%	0
2011	6.781946	6.135483	-9.53%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	17.999953	19.454581	8.08%	0
2016	17.619623	17.999953	2.16%	0
2015	17.118073	17.619623	2.93%	0
2014	15.685073	17.118073	9.14%	0
2013	12.620979	15.685073	24.28%	0
2012	11.945026	12.620979	5.66%	0
2011	10.834994	11.945026	10.24%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	16.489879	25.332267	53.62%	0
2016	13.016643	16.489879	26.68%	0
2015	14.024633	13.016643	-7.19%	0
2014	12.391198	14.024633	13.18%	0
2013	7.859396	12.391198	57.66%	0
2012	6.924220	7.859396	13.51%	0
2011	6.549997	6.924220	5.71%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	12.047717	15.302042	27.01%	0
2016	9.998386	12.047717	20.50%	0
2015	10.105706	9.998386	-1.06%	0
2014	8.428240	10.105706	19.90%	0
2013	6.440212	8.428240	30.87%	0
2012	6.577726	6.440212	-2.09%	0
2011	8.128041	6.577726	-19.07%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2017	7.733683	7.025059	-9.16%	0
2016	6.074922	7.733683	27.31%	0
2015	8.985572	6.074922	-32.39%	0
2014	11.395905	8.985572	-21.15%	0
2013	9.525051	11.395905	19.64%	0
2012	9.599894	9.525051	-0.78%	0
2011	10.521827	9.599894	-8.76%	0
136

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	5.859618	4.619724	-21.16%	0
2016	4.909913	5.859618	19.34%	0
2015	7.419182	4.909913	-33.82%	0
2014	10.836413	7.419182	-31.53%	0
2013	9.026653	10.836413	20.05%	0
2012	9.278771	9.026653	-2.72%	0
2011	10.556201	9.278771	-12.10%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	4.547586	5.667577	24.63%	0
2016	4.969967	4.547586	-8.50%	0
2015	5.526204	4.969967	-10.07%	0
2014	6.517188	5.526204	-15.21%	0
2013	5.428551	6.517188	20.05%	0
2012	4.605131	5.428551	17.88%	0
2011	5.600047	4.605131	-17.77%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	7.299855	8.176015	12.00%	0
2016	6.503444	7.299855	12.25%	0
2015	6.990188	6.503444	-6.96%	0
2014	6.407714	6.990188	9.09%	0
2013	5.184119	6.407714	23.60%	0
2012	4.361076	5.184119	18.87%	0
2011	5.289897	4.361076	-17.56%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	13.016636	13.828962	6.24%	0
2016	13.477576	13.016636	-3.42%	0
2015	14.655638	13.477576	-8.04%	0
2014	11.231593	14.655638	30.49%	0
2013	14.178962	11.231593	-20.79%	0
2012	14.206854	14.178962	-0.20%	0
2011	10.361667	14.206854	37.11%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	15.922236	18.957462	19.06%	0
2016	18.194600	15.922236	-12.49%	0
2015	17.963033	18.194600	1.29%	0
2014	14.875263	17.963033	20.76%	0
2013	10.824535	14.875263	37.42%	0
2012	9.534967	10.824535	13.52%	0
2011	9.398743	9.534967	1.45%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.353171	10.722016	3.56%	0
2016	9.571394	10.353171	8.17%	0
2015	9.948234	9.571394	-3.79%	0
137

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Internet Fund - Q/NQ
2017	16.681637	21.656488	29.82%	0
2016	16.482022	16.681637	1.21%	0
2015	15.697236	16.482022	5.00%	0
2014	15.888630	15.697236	-1.20%	0
2013	10.842146	15.888630	46.55%	0
2012	9.377515	10.842146	15.62%	0
2011	10.987025	9.377515	-14.65%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.628087	0.371555	-40.84%	0
2016	0.921285	0.628087	-31.82%	0
2015	1.033832	0.921285	-10.89%	0
2014	1.363770	1.033832	-24.19%	0
2013	2.508300	1.363770	-45.63%	0
2012	3.338540	2.508300	-24.87%	0
2011	4.724178	3.338540	-29.33%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.749042	2.427278	-11.70%	0
2016	2.922718	2.749042	-5.94%	0
2015	3.053374	2.922718	-4.28%	0
2014	4.196571	3.053374	-27.24%	0
2013	3.757360	4.196571	11.69%	0
2012	4.134016	3.757360	-9.11%	0
2011	6.132917	4.134016	-32.59%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.767351	1.480692	-16.22%	0
2016	2.255235	1.767351	-21.63%	0
2015	2.353875	2.255235	-4.19%	0
2014	2.746689	2.353875	-14.30%	0
2013	3.913667	2.746689	-29.82%	0
2012	4.947716	3.913667	-20.90%	0
2011	5.509701	4.947716	-10.20%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	1.493884	1.090697	-26.99%	0
2016	1.703029	1.493884	-12.28%	0
2015	2.017192	1.703029	-15.57%	0
2014	2.558403	2.017192	-21.15%	0
2013	3.721483	2.558403	-31.25%	0
2012	4.721258	3.721483	-21.18%	0
2011	5.417871	4.721258	-12.86%	0
138

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.723661	1.445055	-16.16%	0
2016	2.231206	1.723661	-22.75%	0
2015	2.300267	2.231206	-3.00%	0
2014	2.604294	2.300267	-11.67%	0
2013	3.886674	2.604294	-32.99%	0
2012	4.901228	3.886674	-20.70%	0
2011	5.474412	4.901228	-10.47%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	2.405529	1.926657	-19.91%	0
2016	2.821022	2.405529	-14.73%	0
2015	3.046374	2.821022	-7.40%	0
2014	3.675078	3.046374	-17.11%	0
2013	5.161369	3.675078	-28.80%	0
2012	6.416592	5.161369	-19.56%	0
2011	7.279706	6.416592	-11.86%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	8.815960	12.841186	45.66%	0
2016	8.356336	8.815960	5.50%	0
2015	7.699950	8.356336	8.52%	0
2014	9.394024	7.699950	-18.03%	0
2013	6.214356	9.394024	51.17%	0
2012	5.340084	6.214356	16.37%	0
2011	7.756053	5.340084	-31.15%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	14.092002	16.402969	16.40%	0
2016	13.272099	14.092002	6.18%	0
2015	13.655290	13.272099	-2.81%	0
2014	13.110659	13.655290	4.15%	0
2013	9.500524	13.110659	38.00%	0
2012	8.082013	9.500524	17.55%	0
2011	8.140501	8.082013	-0.72%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	17.436215	20.690141	18.66%	0
2016	13.878309	17.436215	25.64%	0
2015	15.156345	13.878309	-8.43%	0
2014	13.973563	15.156345	8.46%	0
2013	9.598485	13.973563	45.58%	0
2012	7.967736	9.598485	20.47%	0
2011	8.897846	7.967736	-10.45%	0
139

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	31.913812	52.420647	64.26%	0
2016	30.047866	31.913812	6.21%	0
2015	27.052072	30.047866	11.07%	0
2014	20.440644	27.052072	32.34%	0
2013	11.704594	20.440644	74.64%	0
2012	9.006287	11.704594	29.96%	0
2011	9.357073	9.006287	-3.75%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	19.695807	25.027506	27.07%	0
2016	19.177023	19.695807	2.71%	0
2015	18.283672	19.177023	4.89%	0
2014	16.065552	18.283672	13.81%	0
2013	12.315528	16.065552	30.45%	0
2012	10.884860	12.315528	13.14%	0
2011	10.993810	10.884860	-0.99%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2017	13.919332	17.776367	27.71%	0
2016	12.411865	13.919332	12.15%	0
2015	12.901663	12.411865	-3.80%	0
2014	11.227463	12.901663	14.91%	0
2013	7.776540	11.227463	44.38%	0
2012	6.565331	7.776540	18.45%	0
2011	6.855006	6.565331	-4.23%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	4.310039	4.472690	3.77%	0
2016	2.686965	4.310039	60.41%	0
2015	3.982752	2.686965	-32.53%	0
2014	4.973096	3.982752	-19.91%	0
2013	9.522744	4.973096	-47.78%	0
2012	10.248129	9.522744	-7.08%	0
2011	13.944156	10.248129	-26.51%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	9.261405	9.572410	3.36%	0
2016	8.675944	9.261405	6.75%	0
2015	9.185401	8.675944	-5.55%	0
2014	7.833411	9.185401	17.26%	0
2013	7.777288	7.833411	0.72%	0
2012	6.782423	7.777288	14.67%	0
2011	6.843928	6.782423	-0.90%	0
140

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	14.014082	15.322206	9.33%	0
2016	14.417807	14.014082	-2.80%	0
2015	15.079277	14.417807	-4.39%	0
2014	14.322027	15.079277	5.29%	0
2013	10.883756	14.322027	31.59%	0
2012	9.619406	10.883756	13.14%	0
2011	9.426961	9.619406	2.04%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	13.265068	15.427973	16.31%	0
2016	10.495819	13.265068	26.38%	0
2015	11.913025	10.495819	-11.90%	0
2014	11.788752	11.913025	1.05%	0
2013	7.672371	11.788752	53.65%	0
2012	6.484969	7.672371	18.31%	0
2011	7.620835	6.484969	-14.90%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	13.977210	19.436541	39.06%	0
2016	11.978850	13.977210	16.68%	0
2015	12.570718	11.978850	-4.71%	0
2014	10.407000	12.570718	20.79%	0
2013	6.365615	10.407000	63.49%	0
2012	5.077479	6.365615	25.37%	0
2011	5.455071	5.077479	-6.92%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	15.843160	19.099173	20.55%	0
2016	15.937861	15.843160	-0.59%	0
2015	16.271984	15.937861	-2.05%	0
2014	14.937328	16.271984	8.94%	0
2013	10.907902	14.937328	36.94%	0
2012	9.935288	10.907902	9.79%	0
2011	10.365285	9.935288	-4.15%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	13.553312	15.218014	12.28%	0
2016	11.913038	13.553312	13.77%	0
2015	13.566830	11.913038	-12.19%	0
2014	12.619809	13.566830	7.50%	0
2013	8.965220	12.619809	40.76%	0
2012	7.569982	8.965220	18.43%	0
2011	8.067387	7.569982	-6.17%	0
141

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	17.110443	19.692755	15.09%	0
2016	17.192277	17.110443	-0.48%	0
2015	17.511239	17.192277	-1.82%	0
2014	18.356686	17.511239	-4.61%	0
2013	14.131662	18.356686	29.90%	0
2012	12.567252	14.131662	12.45%	0
2011	13.054395	12.567252	-3.73%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	13.516867	14.821376	9.65%	0
2016	10.821789	13.516867	24.90%	0
2015	12.671657	10.821789	-14.60%	0
2014	12.253243	12.671657	3.41%	0
2013	9.311173	12.253243	31.60%	0
2012	8.214312	9.311173	13.35%	0
2011	9.129529	8.214312	-10.02%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	15.855155	17.836228	12.49%	0
2016	13.784389	15.855155	15.02%	0
2015	14.278714	13.784389	-3.46%	0
2014	14.735704	14.278714	-3.10%	0
2013	10.761582	14.735704	36.93%	0
2012	10.041449	10.761582	7.17%	0
2011	10.010135	10.041449	0.31%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	12.600554	12.177079	-3.36%	0
2016	9.869800	12.600554	27.67%	0
2015	11.781322	9.869800	-16.23%	0
2014	12.000769	11.781322	-1.83%	0
2013	8.670823	12.000769	38.40%	0
2012	7.433814	8.670823	16.64%	0
2011	8.471267	7.433814	-12.25%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	6.838956	5.457750	-20.20%	0
2016	6.595325	6.838956	3.69%	0
2015	6.004584	6.595325	9.84%	0
2014	5.040710	6.004584	19.12%	0
2013	5.361155	5.040710	-5.98%	0
2012	5.904037	5.361155	-9.20%	0
2011	6.363495	5.904037	-7.22%	0
142

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2017	13.168856	16.926355	28.53%	0
2016	12.234233	13.168856	7.64%	0
2015	12.486674	12.234233	-2.02%	0
2014	11.687535	12.486674	6.84%	0
2013	8.908247	11.687535	31.20%	0
2012	8.210045	8.908247	8.50%	0
2011	9.330628	8.210045	-12.01%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	7.829397	8.031470	2.58%	0
2016	6.881458	7.829397	13.78%	0
2015	7.613958	6.881458	-9.62%	0
2014	7.657301	7.613958	-0.57%	0
2013	6.727346	7.657301	13.82%	0
2012	6.621339	6.727346	1.60%	0
2011	7.982524	6.621339	-17.05%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	13.622341	16.108270	18.25%	0
2016	12.178153	13.622341	11.86%	0
2015	14.628627	12.178153	-16.75%	0
2014	12.293462	14.628627	19.00%	8,585
2013	8.421673	12.293462	45.97%	0
2012	7.391894	8.421673	13.93%	0
2011	8.582319	7.391894	-13.87%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	12.934221	13.915256	7.58%	0
2016	11.472220	12.934221	12.74%	0
2015	12.780148	11.472220	-10.23%	0
2014	10.731916	12.780148	19.09%	0
2013	9.747033	10.731916	10.10%	0
2012	9.948485	9.747033	-2.02%	0
2011	8.827993	9.948485	12.69%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	4.450345	5.145744	15.63%	0
2016	5.030576	4.450345	-11.53%	0
2015	6.242055	5.030576	-19.41%	0
2014	8.249775	6.242055	-24.34%	0
2013	8.760351	8.249775	-5.83%	0
2012	8.971176	8.760351	-2.35%	0
2011	9.611718	8.971176	-6.66%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.391130	9.334164	-0.61%	0
2016	9.459682	9.391130	-0.72%	0
2015	9.851536	9.459682	-3.98%	0
2014	10.028883	9.851536	-1.77%	0
2013*	10.000000	10.028883	0.29%	0
143

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	5.740471	5.468557	-4.74%	0
2016	4.121875	5.740471	39.27%	0
2015	6.391972	4.121875	-35.51%	0
2014	8.154651	6.391972	-21.62%	0
2013	7.613537	8.154651	7.11%	0
2012	7.600402	7.613537	0.17%	0
2011*	10.000000	7.600402	-24.00%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
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The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
148

Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
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Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
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Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered a marriage for federal tax purposes. The final regulations definition of marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. The regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for
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federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopts Rev. Proc. 2013-17 holding that relationships entered into as civil unions, or registered domestic partnerships that is not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20
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investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
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(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
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If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2018, that amount is $12,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
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Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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America’s marketFLEX® Edge
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-4
The date of this prospectus is May 1, 2018.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2018), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 57. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
Additionally, with respect to the Extra Value Options, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B

•	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	American Funds Insurance Series® - Capital Income Builder®: Class 4
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Credit Suisse Trust - Commodity Return Strategy Portfolio
•	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Long Short Equity Fund
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
•	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
2

•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S
•	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
•	ProFunds - ProFund VP Access High Yield Fund
•	ProFunds - ProFund VP Asia 30
•	ProFunds - ProFund VP Banks
•	ProFunds - ProFund VP Basic Materials
•	ProFunds - ProFund VP Bear
•	ProFunds - ProFund VP Biotechnology
•	ProFunds - ProFund VP Bull
•	ProFunds - ProFund VP Consumer Goods
•	ProFunds - ProFund VP Consumer Services
•	ProFunds - ProFund VP Emerging Markets
•	ProFunds - ProFund VP Europe 30
•	ProFunds - ProFund VP Financials
•	ProFunds - ProFund VP Health Care
•	ProFunds - ProFund VP Industrials
•	ProFunds - ProFund VP International
•	ProFunds - ProFund VP Internet
•	ProFunds - ProFund VP Japan
•	ProFunds - ProFund VP NASDAQ-100
•	ProFunds - ProFund VP Oil & Gas
•	ProFunds - ProFund VP Pharmaceuticals
•	ProFunds - ProFund VP Precious Metals
•	ProFunds - ProFund VP Real Estate
•	ProFunds - ProFund VP Rising Rates Opportunity
•	ProFunds - ProFund VP Semiconductor
•	ProFunds - ProFund VP Short Emerging Markets
•	ProFunds - ProFund VP Short International
•	ProFunds - ProFund VP Short NASDAQ-100
•	ProFunds - ProFund VP Technology
•	ProFunds - ProFund VP Telecommunications
•	ProFunds - ProFund VP U.S. Government Plus
•	ProFunds - ProFund VP UltraNASDAQ-100
•	ProFunds - ProFund VP UltraShort NASDAQ-100
•	ProFunds - ProFund VP Utilities
•	Rydex Variable Trust - Banking Fund
•	Rydex Variable Trust - Basic Materials Fund
•	Rydex Variable Trust - Biotechnology Fund
•	Rydex Variable Trust - Commodities Strategy Fund
•	Rydex Variable Trust - Consumer Products Fund
3

•	Rydex Variable Trust - Dow 2x Strategy Fund
•	Rydex Variable Trust - Electronics Fund
•	Rydex Variable Trust - Energy Fund
•	Rydex Variable Trust - Energy Services Fund
•	Rydex Variable Trust - Europe 1.25x Strategy Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
•	Rydex Variable Trust - Health Care Fund
•	Rydex Variable Trust - High Yield Strategy Fund
•	Rydex Variable Trust - Internet Fund
•	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
•	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
•	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
•	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
•	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
•	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
•	Rydex Variable Trust - Japan 2x Strategy Fund
•	Rydex Variable Trust - Leisure Fund
•	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® Fund
•	Rydex Variable Trust - Nova Fund
•	Rydex Variable Trust - Precious Metals Fund
•	Rydex Variable Trust - Real Estate Fund
•	Rydex Variable Trust - Retailing Fund
•	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
•	Rydex Variable Trust - S&P 500 2x Strategy Fund
•	Rydex Variable Trust - S&P 500 Pure Growth Fund
•	Rydex Variable Trust - S&P 500 Pure Value Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
•	Rydex Variable Trust - Technology Fund
•	Rydex Variable Trust - Telecommunications Fund
•	Rydex Variable Trust - Transportation Fund
•	Rydex Variable Trust - Utilities Fund
•	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
•	The Merger Fund VL - The Merger Fund VL
•	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
4

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
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Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-4, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
6

7

Table of Contents (continued)
8

Table of Contents (continued)
9

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract. Please refer to the applicable section later in this prospectus for a detailed description of each charge.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered) Contracts that elect the standard CDSC schedule will be referred to as "B Schedule" contracts.	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [3]
Variable Account Annual Expenses (annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge	1.05%
Administrative Charge	0.20%
CDSC Options (an applicant may purchase one)
Four Year CDSC Option ("L Schedule Option") Charge	0.35%
Total Variable Account Charges (including this option only)	1.60%
Range of L Schedule Option CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%

No CDSC Option ("C Schedule Option") Charge	0.40%
Total Variable Account Charges (including this option only)	1.65%
Death Benefit Options (an applicant may purchase one)
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
Total Variable Account Charges (including this option only)	1.55%
Return of Premium Enhanced Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	1.45%
Extra Value Options[4] (an applicant may purchase one)
3% Extra Value Option Charge	0.40%
Total Variable Account Charges (including this option only)	1.65%
4% Extra Value Option Charge	0.55%
Total Variable Account Charges (including this option only)	1.80%
iFLEX Option Charge (no longer available for election)	0.60% [5]
Total Variable Account Charges (including this option only)	1.85%

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The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (Expenses shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.)
Mortality and Expense Risk Charge (applicable to all contracts)	1.05%
Administrative Charge (applicable to all contracts)	0.20%
C Schedule Option Charge	0.40%
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
4% Extra Value Option Charge	0.55%
iFLEX Option Charge	0.60%
Maximum Possible Total Variable Account Charges	3.10%

[1]	Nationwide will assess a loan processing fee at the time each new loan is processed.
[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the maximum net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[4]	Nationwide will discontinue deducting the charge associated with the 3% and 4% Extra Value Options 7 years from the date the contract was issued.
[5]	Currently, the Variable Account charge for the iFLEX Option is equal to an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2017, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.31%	4.04%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.10%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (4.04%)	$1,450	$2,693	$3,866	$6,708	*	$2,193	$3,566	$6,708	$750	$2,193	$3,566	$6,708
Minimum Total Underlying Mutual Fund Operating Expenses (0.31%)	$1,058	$1,589	$2,142	$3,818	*	$1,089	$1,842	$3,818	$358	$1,089	$1,842	$3,818
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000.The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
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Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.05% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
CDSC Options
L Schedule Option
An applicant can elect the L Schedule Option at the time of application. The L Schedule Option reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets.
C Schedule Option
An applicant can elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.40% of the Daily Net Assets.
13

Death Benefit Options
The contract contains a standard death benefit (return of Contract Value) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The Highest Anniversary Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.30% of the Daily Net Assets.
•	The Return of Premium Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
Extra Value Options
The contract offers Extra Value Options, one of which may be elected at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The available options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.40% of the Daily Net Assets.
•	The 4% Extra Value Option applies a credit in the amount of 4% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.55% of the Daily Net Assets.
iFLEX Option
The iFLEX Option is a withdrawal benefit that gives the Contract Owner the choice of an Immediate Withdrawal Benefit or a Guaranteed Lifetime Withdrawal Benefit. In either case, the iFLEX Option allows a Contract Owner to take withdrawals from the contract of up to 5% of a benefit base annually, regardless of the Contract Value. Effective May 1, 2010, the iFLEX Option is no longer available for election. Investment restrictions apply. If the applicant elects the iFLEX Option, Nationwide will deduct an additional charge not to exceed an annualized rate of 0.60% of the Daily Net Assets. Currently, the charge for the iFLEX Option is an annualized rate of 0.40% of the Daily Net Assets.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 4% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the L Share Option will be assessed both before and after annuitization.
•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
14

Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
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Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-4 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
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The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may
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be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
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Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.25% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
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Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2017, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
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For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
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Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.05% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
If the Contract Owner elected the No CDSC Option, no CDSC will be assessed on amounts withdrawn from the contract.
For those contracts where the No CDSC Option is not elected, the maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments ; or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
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In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (4 years if the L Schedule Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the withdrawal request(s). Each withdrawal requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%. Any withdrawal or that portion of a withdrawal made for this purpose that exceeds the limit for that calendar year will be subject to the CDSC provisions of the contract. Any withdrawals may be subject to income tax and/or tax penalties.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
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Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
CDSC Options
L Schedule Option
An applicant can elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. The L Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
C Schedule Option
An applicant can elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. The C Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.40% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option makes the contract ineligible to receive Purchase Payment Credits that would otherwise be available under the contract.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant’s 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Highest Anniversary Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Return of Premium Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The 3% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s
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General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.40% of the Daily Net Assets for the first seven Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
4% Extra Value Option
Applicants can elect the 4% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract for the first 12 months the contract is in force. The 4% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.55% of the Daily Net Assets for the first seven Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of 7 Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule CDSC schedule.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is taken in order to pay registered representative fees, as permitted under the contract;
•	If the withdrawal is not subject to a CDSC (or would not be subject to a CDSC under the B Schedule CDSC schedule);
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after 7 Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of 7 Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
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Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of 7 Contract Years that is subject to CDSC or would be subject to a CDSC under the B Schedule CDSC schedule, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
iFLEX Option
The iFLEX Option is a withdrawal benefit that gives the Contract Owner the choice of an Immediate Withdrawal Benefit or a Guaranteed Lifetime Withdrawal Benefit. In either case, the iFLEX Option allows a Contract Owner to take withdrawals from the contract of up to 5% of a benefit base annually, regardless of the Contract Value. Once elected, the iFLEX Option is irrevocable. Effective May 1, 2010, the iFLEX Option is no longer available for election.
The person upon whose life the benefit depends (the "determining life") must be between 35 and 85 years old at the time of application. For most contracts, the determining life is that of the primary Contract Owner designated on the application. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the primary Annuitant, and all references in this option to "Contract Owner" shall mean primary Annuitant. The determining life may not be changed.
In exchange for the withdrawal benefits associated with the iFLEX Option, Nationwide will assess an additional charge not to exceed an annualized rate of 0.60% of the Daily Net Assets. Currently, the charge associated with this option is an annualized rate of 0.40% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Once the option is elected, the charge will not change, except, possibly, upon the Contract Owner’s election to invoke a Reset Opportunity, as discussed herein.
Election of the iFLEX Option requires that the Contract Owner allocate the entire Contract Value to a limited set of Sub-Accounts available under the contract. The Contract Owner may reallocate the Contract Value among the available Sub-Accounts in accordance with the Transfers Prior to Annuitization provision.
Currently, subsequent purchase payments are permitted under the iFLEX Option. However, Nationwide reserves the right to limit subsequent payments in the future.
The iFLEX Option (including all the charges, benefits, and conditions) terminates upon termination of the contract, annuitization of the contract, or upon the death of the primary Contract Owner (the determining life). The benefits associated with the iFLEX Option will not continue with a joint owner.
Electing the Form of the Benefit
The Contract Owner determines the form of the benefit by deciding when to take the first withdrawal.
•	If the Contract Owner takes the first withdrawal before the later of the fifth Contract Anniversary or the date the determining life reaches age 59½, the Contract Owner will invoke the Immediate Withdrawal Benefit.
•	If the Contract Owner takes the first withdrawal on or after the later of the fifth Contract Anniversary or the date the determining life reaches age 59½, the Contract Owner will invoke the Guaranteed Lifetime Withdrawal Benefit.
•	Once the first withdrawal is taken, the form of the benefit may not be changed or revoked.
Immediate Withdrawal Benefit
The Immediate Withdrawal Benefit permits the Contract Owner to take annual withdrawals of up to 5% of the immediate withdrawal benefit base until the benefit base is exhausted.
At the time of the first withdrawal, the immediate withdrawal benefit base is calculated and set equal to the greater of (1) or (2) where:
(1)	is the Contract Value at the time of application, plus any purchase payments applied to the contract before the first withdrawal; and
(2)	is the Contract Value on the fifth Contract Anniversary (if applicable).
The immediate withdrawal benefit base will only change if the Contract Owner elects to invoke a Reset Opportunity (as discussed herein) or if the Contract Owner takes a withdrawal in excess of the permitted 5%.
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Once the Immediate Withdrawal Benefit is invoked, on each Contract Anniversary, the Contract Owner is entitled to withdraw an amount equal to 5% of the immediate withdrawal benefit base without reducing the immediate withdrawal benefit base until the "remaining immediate withdrawal amount" is depleted. The initial remaining immediate withdrawal amount is equal to the immediate withdrawal benefit base on the date of the first withdrawal. It is reduced with each withdrawal and is used to track the amount remaining for withdrawal under the Immediate Withdrawal Benefit. Although these withdrawals do not reduce the immediate withdrawal benefit base, they do reduce the Contract Value (and therefore the amount available for annuitization) and the death benefit.
In order to receive a withdrawal in connection with the Immediate Withdrawal Benefit, the Contract Owner must submit a withdrawal request to the Service Center. Upon receipt of the request, Nationwide will redeem Accumulation Units from the Sub-Accounts in proportion to the value in each investment option at the time of the withdrawal request. Withdrawal requests may be submitted systematically or directly by the Contract Owner.
Withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC could cause the gross withdrawal (the withdrawal amount plus the CDSC) to exceed the 5% benefit amount, resulting in a decrease to the immediate withdrawal benefit base. To avoid this, Contract Owners can request to receive the withdrawal net of the CDSC. The gross amount of the withdrawal (including the CDSC) is the amount used to determine whether the withdrawal exceeds the 5% benefit amount.
Each withdrawal taken under the Immediate Withdrawal Benefit that is not an excess withdrawal (as discussed herein) reduces the remaining immediate withdrawal amount on a dollar for dollar basis. Any portion of the Immediate Withdrawal Benefit that is not withdrawn in a given Contract Year is forfeited and may not be claimed in subsequent years.
The Contract Owner may take withdrawals in excess of 5% of the immediate withdrawal benefit base if the Contract Value is greater than $0. Any such "excess withdrawal " will reduce the immediate withdrawal benefit base and, consequently, the amount that may be withdrawn each year thereafter (see Impact of Excess Withdrawals).
Once the remaining immediate withdrawal amount reaches $0, the Immediate Withdrawal Benefit is exhausted and the Contract Owner is no longer entitled to take withdrawals under the iFLEX Option.
Note: Even if the remaining immediate withdrawal amount equals $0, there may still be Contract Value in the contract. If so, the Contract Owner may take withdrawals outside of the iFLEX Option (according to the terms of the contract) and/or use the Reset Opportunity (discussed herein) to reestablish an immediate withdrawal benefit base and a remaining immediate withdrawal amount.
In contrast, if the Contract Value reaches $0 before the remaining immediate withdrawal amount is depleted, Nationwide will automatically pay the Contract Owner 5% of the immediate withdrawal benefit base each Contract Year until the remaining immediate withdrawal amount is $0. No additional purchase payments will be accepted and no withdrawals in excess of 5% of the immediate withdrawal benefit base will be permitted. Once the remaining immediate withdrawal amount reaches $0 (and the Contract Value is $0), the contract will automatically terminate.
Guaranteed Lifetime Withdrawal Benefit
The Guaranteed Lifetime Withdrawal Benefit permits the Contract Owner to take annual withdrawals of up to 5% of the guaranteed lifetime withdrawal benefit base for the duration of the Contract Owner’s lifetime, regardless of Contract Value. This lifetime income stream is distinct from the annuitization phase of the contract.
At the time of the first withdrawal, the guaranteed lifetime withdrawal benefit base is calculated and set equal to the greater of (1) or (2) where:
(1)	is the Contract Value at the time of application, plus any purchase payments applied to the contract before the first withdrawal, and
(2)	is the Contract Value on the fifth Contract Anniversary (if applicable).
The guaranteed lifetime withdrawal benefit base will only change if the Contract Owner elects to invoke a Reset Opportunity (as discussed herein) or if the Contract Owner takes a withdrawal in excess of the permitted 5%.
Once the Guaranteed Lifetime Withdrawal Benefit is invoked, on each Contract Anniversary, the Contract Owner is entitled to withdraw an amount equal to 5% of the guaranteed lifetime withdrawal benefit base without reducing the guaranteed lifetime withdrawal benefit base until the earlier of the determining life’s death or annuitization, even after the Contract Value falls to $0. Although these withdrawals do not reduce the guaranteed lifetime withdrawal benefit base, they do reduce the Contract Value (and therefore the amount available for annuitization) and the death benefit.
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In order to receive a withdrawal in connection with the Guaranteed Lifetime Withdrawal Benefit, the Contract Owner must submit a withdrawal request to the Service Center. Upon receipt of the request, Nationwide will redeem Accumulation Units from the Sub-Accounts in proportion to the value in each investment option at the time of the withdrawal request. Withdrawal requests may be submitted systematically or directly by the Contract Owner.
Withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC could cause the gross withdrawal (the withdrawal amount plus the CDSC) to exceed the 5% benefit amount, resulting in a decrease to the guaranteed lifetime withdrawal benefit base. To avoid this, Contract Owners can request to receive the withdrawal net of the CDSC. The gross amount of the withdrawal (including the CDSC) is the amount used to determine whether the withdrawal exceeds the 5% benefit amount.
Any portion of the Guaranteed Lifetime Withdrawal Benefit that is not withdrawn in a given Contract Year is forfeited and may not be claimed in subsequent years.
The Contract Owner may take withdrawals in excess of 5% of the guaranteed lifetime withdrawal benefit base if the Contract Value is greater than $0. Any such "excess withdrawal" will reduce the guaranteed lifetime withdrawal benefit base and, consequently, the amount that may be withdrawn each year thereafter (see Impact of Excess Withdrawals).
Once the Contract Value equals $0, the Contract Owner cannot take excess withdrawals, but can continue to take annual withdrawals of up to 5% of the guaranteed lifetime withdrawal benefit base for the duration of the Contract Owner’s lifetime. No additional purchase payments will be permitted.
Impact of Excess Withdrawals
The Contract Owner may take withdrawals in excess of 5% of the applicable benefit base if the Contract Value is greater than $0. Any such "excess withdrawal " will reduce the applicable benefit base and, consequently, the benefit amount calculated for subsequent years. If the Contract Owner takes an excess withdrawal, the applicable benefit base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 5% benefit amount; or
(2)	a proportion based on the ratio of the dollar amount of the withdrawal in excess of the 5% benefit amount to the Contract Value (after the withdrawal of the 5% benefit amount), multiplied by the applicable benefit base.
In situations where the Contract Value exceeds the applicable benefit base, excess withdrawals will typically result in a dollar amount reduction to the applicable benefit base. In situations where the Contract Value is less than the applicable benefit base, excess withdrawals will typically result in a proportional reduction to the lifetime applicable benefit base. Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take excess withdrawals.
Purchase Payments After the First Withdrawal
Purchase payments made after the first withdrawal are permitted, provided that the Contract Value is greater than $0. Once the Contract Value reaches $0 after the first withdrawal has been taken under the iFLEX Option, no further purchase payments will be permitted.
These post-withdrawal purchase payments will not increase the applicable benefit base, but will be included in the Contract Value, and therefore will be taken into account in the event the Contract Owner elects to invoke a Reset Opportunity.
Reset Opportunities
Every five years, starting with the 10th Contract Anniversary, the Contract Owner will have the opportunity to instruct Nationwide to reset the applicable benefit base to equal the current Contract Value. In the case of the Immediate Withdrawal Benefit, both the immediate withdrawal benefit base and the remaining immediate withdrawal amount will be set equal to the current Contract Value. In the case of the Guaranteed Lifetime Withdrawal Benefit, the guaranteed lifetime withdrawal benefit base will be set equal to the current Contract Value.
Nationwide will provide the Contract Owner with the current Contract Value and the applicable benefit base(s), and will provide instructions on how to communicate an election to invoke the Reset Opportunity. If the Contract Owner elects to invoke a Reset Opportunity, it will be at the then current terms and conditions of the iFLEX Option. If Nationwide does not receive a Contract Owner’s election to invoke the Reset Opportunity within 60 days after the applicable Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to invoke the Reset Opportunity.
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Taxation of withdrawals under the iFLEX Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a tax advisor.
Minimum Required Distributions
Withdrawals taken to satisfy minimum distribution requirements under the Internal Revenue Code could result in withdrawals that exceed the 5% benefit amount, resulting in a decrease to the applicable benefit base.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.65% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.25%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.65% will have a lower unit value than Sub-Account X with charges of 1.25% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
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Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
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Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be Annuitant's spouse)
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
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PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is
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received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits and PPCs) allocated to the Sub-Accounts plus any amount held in the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
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(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.25% to 3.10% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time upon advance written notice.
Transfer requests will be processed on the current Valuation Day if received at the Service Center at least one hour before the close of the New York Stock Exchange ("NYSE") (generally 3:00 pm EST). Nationwide is currently extending the cut-off time for transfer requests submitted via the internet to 15 minutes before the close of the NYSE (generally 3:45 pm EST). All transfer requests received at the Service Center after the applicable cut-off time will be processed on the next Valuation Day.
Actively Traded Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that support active trading strategies ("Actively Traded Funds").
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
•	ProFunds - ProFund VP Access High Yield Fund
•	ProFunds - ProFund VP Asia 30
•	ProFunds - ProFund VP Banks
•	ProFunds - ProFund VP Basic Materials
•	ProFunds - ProFund VP Bear
•	ProFunds - ProFund VP Biotechnology
•	ProFunds - ProFund VP Bull
•	ProFunds - ProFund VP Consumer Goods
•	ProFunds - ProFund VP Consumer Services
•	ProFunds - ProFund VP Emerging Markets
•	ProFunds - ProFund VP Europe 30
•	ProFunds - ProFund VP Financials
•	ProFunds - ProFund VP Health Care
•	ProFunds - ProFund VP Industrials
•	ProFunds - ProFund VP International
•	ProFunds - ProFund VP Internet
•	ProFunds - ProFund VP Japan
•	ProFunds - ProFund VP NASDAQ-100
•	ProFunds - ProFund VP Oil & Gas
•	ProFunds - ProFund VP Pharmaceuticals
•	ProFunds - ProFund VP Precious Metals
•	ProFunds - ProFund VP Real Estate
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•	ProFunds - ProFund VP Rising Rates Opportunity
•	ProFunds - ProFund VP Semiconductor
•	ProFunds - ProFund VP Short Emerging Markets
•	ProFunds - ProFund VP Short International
•	ProFunds - ProFund VP Short NASDAQ-100
•	ProFunds - ProFund VP Technology
•	ProFunds - ProFund VP Telecommunications
•	ProFunds - ProFund VP U.S. Government Plus
•	ProFunds - ProFund VP UltraNASDAQ-100
•	ProFunds - ProFund VP UltraShort NASDAQ-100
•	ProFunds - ProFund VP Utilities
•	Rydex Variable Trust - Banking Fund
•	Rydex Variable Trust - Basic Materials Fund
•	Rydex Variable Trust - Biotechnology Fund
•	Rydex Variable Trust - Commodities Strategy Fund
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Dow 2x Strategy Fund
•	Rydex Variable Trust - Electronics Fund
•	Rydex Variable Trust - Energy Fund
•	Rydex Variable Trust - Energy Services Fund
•	Rydex Variable Trust - Europe 1.25x Strategy Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
•	Rydex Variable Trust - Health Care Fund
•	Rydex Variable Trust - High Yield Strategy Fund
•	Rydex Variable Trust - Internet Fund
•	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
•	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
•	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
•	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
•	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
•	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
•	Rydex Variable Trust - Japan 2x Strategy Fund
•	Rydex Variable Trust - Leisure Fund
•	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® Fund
•	Rydex Variable Trust - Nova Fund
•	Rydex Variable Trust - Precious Metals Fund
•	Rydex Variable Trust - Real Estate Fund
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•	Rydex Variable Trust - Retailing Fund
•	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
•	Rydex Variable Trust - S&P 500 2x Strategy Fund
•	Rydex Variable Trust - S&P 500 Pure Growth Fund
•	Rydex Variable Trust - S&P 500 Pure Value Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
•	Rydex Variable Trust - Technology Fund
•	Rydex Variable Trust - Telecommunications Fund
•	Rydex Variable Trust - Transportation Fund
•	Rydex Variable Trust - Utilities Fund
•	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Limited Transfer Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that prohibit active trading strategies ("Limited Transfer Funds").
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	American Funds Insurance Series® - Capital Income Builder®: Class 4
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Credit Suisse Trust - Commodity Return Strategy Portfolio
•	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
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•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Global Managed Futures Strategy
•	Guggenheim Variable Funds - Long Short Equity Fund
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
•	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S
•	Northern Lights Variable Trust - 7Twelve Balanced Portfolio
•	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
•	Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
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•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
•	Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II
•	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
•	The Merger Fund VL - The Merger Fund VL
•	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Frequent Trading and Transfer Restrictions
Some of the Sub-Accounts available in the contract invest in underlying mutual funds that are designed to support active trading strategies (frequent reallocations from one Sub- Account to another). These Sub-Accounts are referred to in this prospectus as "Actively Traded Funds." The remaining Sub-Accounts available in the contract invest in underlying mutual funds that prohibit such active trading. These Sub-Accounts are referred to as "Limited Transfer Funds." Lists of the Actively Traded Funds and Limited Transfer Funds appear at the beginning of this section.
Nationwide discourages (and will take action to deter) inappropriate frequent transfers between and among the Limited Transfer Funds because frequent movement between or among those Sub-Accounts may negatively impact other investors. Frequent transfers among the Limited Transfer Funds can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the potentially negative impact of frequent transfers among the Limited Transfer Funds, Nationwide has implemented, or reserves the right to implement, several restrictions designed to deter frequent transfers among the Limited Transfer Funds, while still permitting Contract Owners to actively trade among the Actively Traded Funds. Nationwide makes no assurance that all risks associated with frequent trading will be completely eliminated by these processes and/or restrictions.
If Nationwide is unable to deter frequent trading in the Limited Transfer Funds, the performance of the Sub-Accounts may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess (against the Variable Account) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" involving Limited Transfer Funds in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation
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Period). For example, if a Contract Owner executes multiple transfers involving 10 Sub-Accounts in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two Sub-Accounts will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders involving Limited Transfer Funds will be accepted.
Nationwide will apply the following guidelines to the Limited Transfer Funds except for underlying mutual funds of Guggenheim Variable Funds and underlying mutual funds of the Rydex Variable Trust:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision below.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit
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further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Generally, allocations may be transferred among the Sub-Accounts once per Valuation Period without charges or penalties.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits and Purchase Payment Credits, but all losses attributable to the Extra Value Option credits and Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
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Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawal to Pay Registered Representative Fees
The contract may be available for use with investment accounts sold by registered representatives. Any fees and expenses charged by registered representatives or associated with such accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus. Fees for those accounts would be specified in the respective account agreements with the registered representative.
Selection of an investment advisor is at the complete discretion of the Contract Owner. Nationwide is not affiliated with and does not endorse such advisors, and makes no representations as to their qualifications. Some Contract Owners may authorize such advisors to take partial withdrawal from the contract to pay advisory or management fees. Partial withdrawals taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract, subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the withdrawal request(s). Each withdrawal requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%. Any withdrawal or portion of a withdrawal made for this purpose that exceeds the limit for that calendar year will be subject to the CDSC provisions of the contract. Any withdrawals may be subject to income tax and/or tax penalties.
Nationwide offers other variable annuity contracts that do not impose a CDSC, thus allowing for CDSC-free partial withdrawals to pay registered representative fees. This may result in a conflict of interest for your advisor, especially if he or she takes a sales commission from the purchase of this annuity and takes a fee for providing you with investment advice in connection with this contract. Consult with your registered representative (or another registered representative) about this potential conflict, or if you have any questions about this contract, other available Nationwide annuity contracts, how your registered representative is compensated for selling this contract, or additional fees he/she may assess for providing investment advice in connection with this annuity contract.
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Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	Purchase Payment Credits, if applicable
•	any outstanding loan balance plus accrued interest
Except for a surrender made in accordance with the Enhanced Surrender Value for Terminal Illness provision, the CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if an optional death benefit is elected, Nationwide will pay the Contract Value plus any additional amount necessary to equal the optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Withdrawals Under Certain Plan Types
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
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(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
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The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Some states do not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
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•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Requests).
Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
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Nationwide® Guided Portfolio Strategies
The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a GPS.
GPS portfolios are available under the contract at the time of application, and only one portfolio can be elected. However, Contract Owners may allocate part of their Contract Value to a GPS and the remainder to one or more Sub-Accounts. Total fund allocations among the GPS and/or Sub-Account(s) must equal 100%, and GPS allocations must be elected as a whole percentage.
A GPS is a static allocation strategy. The allocations or "split" between one or more Sub-Accounts is not monitored or adjusted to reflect changing market conditions. Nationwide will not automatically rebalance a Contract Owner’s Variable Account value to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. However, Contract Owners can elect Asset Rebalancing for no additional charge (see Asset Rebalancing).
Nationwide is not providing investment advice by providing these portfolios. Contract Owners are responsible for determining which GPS and/or Sub-Account(s) are best for them. Consult a qualified investment advisor.
Contract Owners may transfer out of a GPS subject to the terms of this prospectus.
For additional information about the underlying mutual funds that comprise a GPS, see Appendix A: Underlying Mutual Fund Information.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
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Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
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Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value.
Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant’s 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
A x F + B x (1 - F) Where:
A	=	The greatest of:
		(1)	the Contract Value;
		(2)	the total of all purchase payments made to the contract, less an adjustment for amounts withdrawn; and
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
B	=	the Contract Value;
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Highest Anniversary Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Return of Premium Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Spousal Protection Feature
Each of the optional death benefits includes a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
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(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 75 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted to the Service Center and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
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•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
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Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.25% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
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Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
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•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the combined financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
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Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-05701
Securities Act of 1933 Registration File No. 333-135650
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
ATF:	This Sub-Account is an Actively Traded Fund (see Transfer Requests).
LTF:	This Sub-Account is a Limited Transfer Fund (see Transfer Requests).
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
Designation: LTF
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
Designation: LTF
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	To seek to maximize total return, which consists of appreciation on its investments and a variable income stream.
Designation: LTF
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
Designation: LTF
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Designation: LTF
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American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Designation: LTF
American Funds Insurance Series® - Capital Income Builder®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund has two primary investment objectives. It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years. The fund's secondary objective is to provide you with growth of capital.
Designation: LTF
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.
Designation: LTF
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
Designation: LTF
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Designation: LTF
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Advisors, LLC
Investment Objective:	To seek to provide total return.
Designation: FF, LTF
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
Designation: LTF
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (formerly, Columbia Funds Variable Insurance Trust - Variable Portfolio - AQR Managed Futures Strategy Fund: Class 2)
Investment Advisor:	Columbia Management Investment Advisors, LLC
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The investment seeks positive absolute returns.
Designation: LTF
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Designation: LTF
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Credit Suisse Trust - Commodity Return Strategy Portfolio
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Designation: LTF
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Designation: LTF
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Designation: LTF
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Designation: LTF
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Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Designation: LTF
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Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to provide a high level of current income, consistent with low volatility of principal.
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	The Portfolio seeks long-term growth of capital.
Designation: LTF
Guggenheim Variable Funds - Global Managed Futures Strategy
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.
Designation: LTF
Guggenheim Variable Funds - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Guggenheim Variable Funds - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Designation: LTF
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	To provide a high level of current income while maximizing total return.
Designation: LTF
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
Designation: LTF
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (formerly, Ivy Variable Insurance Portfolios - Asset Strategy)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Designation: LTF
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return, consistent with the preservation of capital.
Designation: LTF
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Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
Designation: LTF
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (formerly, MainStay VP Funds Trust - MainStay VP Convertible Portfolio: Service 2 Class)
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	MacKay Shields LLC
Investment Objective:	The Fund seeks capital appreciation together with current income.
Designation: LTF
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund seeks total return.
Designation: LTF
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Designation: LTF
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Designation: LTF
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Company
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Designation: LTF
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Designation: LTF
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: LTF, MF
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, LTF, VOL,
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Designation: LTF
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Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index ("Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, LTF, VOL,
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, LTF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
64

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: ATF
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Designation: LTF
65

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, LTF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
66

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: LTF
67

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Designation: LTF
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital and income generation.
Designation: LTF
68

Northern Lights Variable Trust - 7Twelve Balanced Portfolio
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	7Twelve Advisors, LLC
Investment Objective:	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Designation: LTF
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Investment Advisor:	BTS Asset Management, Inc.
Investment Objective:	Seeks to provide total return.
Designation: LTF
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	The Fund’s primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.
Designation: LTF
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF, LTF
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
69

PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Fund's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
Designation: LTF
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
Designation: LTF
ProFunds - ProFund VP Access High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Access VP High Yield Fund (the "Fund") seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
Designation: ATF
ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.
Designation: ATF
ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. BanksSM Index.
Designation: ATF
70

ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic MaterialsSM Index.
Designation: ATF
ProFunds - ProFund VP Bear
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (-1X) of the daily performance of the S&P 500® Index.
Designation: ATF
ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. BiotechnologySM Index.
Designation: ATF
ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index.
Designation: ATF
ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer GoodsSM Index.
Designation: ATF
ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer GoodsSM Index. The fund does not seek to achieve its stated investment objective over a period of time greater than one day.
Designation: ATF
ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR® Index.
Designation: ATF
ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Pro-Funds Europe 30 Index.
Designation: ATF
ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. FinancialsSM Index.
Designation: ATF
71

ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health CareSM Index
Designation: ATF
ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. IndustrialsSM Index.
Designation: ATF
ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.
Designation: ATF
ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet CompositeSM Index.
Designation: ATF
ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF
ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.
Designation: ATF
ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & GasSM Index.
Designation: ATF
ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. PharmaceuticalsSM Index.
Designation: ATF
ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious MetalsSM Index.
Designation: ATF
72

ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real EstateSM Index.
Designation: ATF
ProFunds - ProFund VP Rising Rates Opportunity
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
Designation: ATF
ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. SemiconductorsSM Index.
Designation: ATF
ProFunds - ProFund VP Short Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR® Index.
Designation: ATF
ProFunds - ProFund VP Short International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.
Designation: ATF
ProFunds - ProFund VP Short NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short NASDAQ-100 (formerly ProFund VP Short OTC) seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.
Designation: ATF
ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. TechnologySM Index.
Designation: ATF
ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S TelecommunicationsSM Index.
Designation: ATF
ProFunds - ProFund VP U.S. Government Plus
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
Designation: ATF
73

ProFunds - ProFund VP UltraNASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP UltraNASDAQ-100 (formerly ProFund VP Ultra OTC) seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100® Index.
Designation: ATF
ProFunds - ProFund VP UltraShort NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.
Designation: ATF
ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. UtilitiesSM Index.
Designation: ATF
Rydex Variable Trust - Banking Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: ATF
Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designation: ATF
Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designation: ATF
Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: ATF
Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: ATF
Rydex Variable Trust - Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
74

Rydex Variable Trust - Electronics Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designation: ATF
Rydex Variable Trust - Energy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: ATF
Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Designation: ATF
Rydex Variable Trust - Europe 1.25x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones STOXX 50 Index.
Designation: ATF
Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: ATF
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
Designation: ATF
Rydex Variable Trust - Health Care Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: ATF
Rydex Variable Trust - High Yield Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.
Designation: ATF
Rydex Variable Trust - Internet Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: ATF
75

Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Long Treasury Bond.
Designation: ATF
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the S&P Mid Cap 400® Index.
Designation: ATF
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that will inversely correlate to the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - Japan 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF
Rydex Variable Trust - Leisure Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: ATF
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400® Index.
Designation: ATF
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the NASDAQ 100 Index®.
Designation: ATF
76

Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - Nova Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designation: ATF
Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: ATF
Rydex Variable Trust - Retailing Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designation: ATF
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
Rydex Variable Trust - S&P 500 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
Designation: ATF
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Designation: ATF
77

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Designation: ATF
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Designation: ATF
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
Rydex Variable Trust - Technology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designation: ATF
Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: ATF
Rydex Variable Trust - Transportation Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: ATF
Rydex Variable Trust - Utilities Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: ATF
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
78

The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
Designation: LTF
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (formerly, VanEck VIP Trust - VanEck VIP Global Gold Fund: Service Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	The Fund seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
Designation: LTF
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: LTF
79

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.25%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2017 (the maximum Variable Account charge of 3.10%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2017; therefore, no Condensed Financial Information is available:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.767325	9.564600	-2.08%	39,374
2016	7.024754	9.767325	39.04%	42,749
2015	11.459834	7.024754	-38.70%	32,244
2014	10.369734	11.459834	10.51%	71,512
2013*	10.000000	10.369734	3.70%	7,711
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.657446	13.151497	23.40%	19,930
2016	9.995138	10.657446	6.63%	8,296
2015	10.256732	9.995138	-2.55%	6,999
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.330089	10.575868	2.38%	153,068
2016	10.020836	10.330089	3.09%	176,549
2015	10.404486	10.020836	-3.69%	160,117
2014	10.199626	10.404486	2.01%	128,767
2013	11.285706	10.199626	-9.62%	101,410
2012	10.642847	11.285706	6.04%	36,213
2011*	10.000000	10.642847	6.43%	25,285
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.369736	12.338386	18.98%	145,229
2016	9.252998	10.369736	12.07%	137,829
2015*	10.000000	9.252998	-7.47%	129,161
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	11.160990	11.986010	7.39%	204,195
2016	9.380704	11.160990	18.98%	259,015
2015*	10.000000	9.380704	-6.19%	166,043
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.781949	10.881904	11.24%	70,678
2016	9.544212	9.781949	2.49%	60,833
2015	9.841443	9.544212	-3.02%	31,902
80

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.480185	14.242112	24.06%	41,662
2016	11.414181	11.480185	0.58%	45,149
2015	11.560888	11.414181	-1.27%	41,727
2014	11.490856	11.560888	0.61%	32,475
2013*	10.000000	11.490856	14.91%	7,845
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.141167	12.816618	15.04%	32,616
2016*	10.000000	11.141167	11.41%	15,091
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.511728	14.049527	12.29%	324,957
2016	12.205252	12.511728	2.51%	321,366
2015	12.484725	12.205252	-2.24%	404,326
2014	12.403097	12.484725	0.66%	186,180
2013	10.977568	12.403097	12.99%	169,807
2012	10.109280	10.977568	8.59%	97,732
2011	10.623709	10.109280	-4.84%	96,080
2010*	10.000000	10.623709	6.24%	91,315
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.878510	11.191600	13.29%	21,602
2016	9.422748	9.878510	4.84%	15,078
2015	9.938110	9.422748	-5.19%	8,153
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.881422	10.071107	1.92%	36,991
2016*	10.000000	9.881422	-1.19%	1,631
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.119015	1.19%	661
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.210727	2.11%	263
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.870427	5.885167	0.25%	29,516
2016	5.306636	5.870427	10.62%	32,234
2015	7.174432	5.306636	-26.03%	23,760
2014	8.754592	7.174432	-18.05%	14,577
2013	9.880236	8.754592	-11.39%	12,303
2012	10.219739	9.880236	-3.32%	11,506
2011	11.847747	10.219739	-13.74%	16,915
2010*	10.000000	11.847747	18.48%	6,173
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.929891	13.553128	13.61%	24,604
2016	10.486380	11.929891	13.77%	25,422
2015	10.893224	10.486380	-3.73%	23,591
2014*	10.000000	10.893224	8.93%	7,942
81

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.311906	10.533912	2.15%	30,441
2016	9.584652	10.311906	7.59%	33,389
2015*	10.000000	9.584652	-4.15%	4,400
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.223727	11.723422	14.67%	21,239
2016	9.677402	10.223727	5.65%	26,010
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.789136	12.002473	11.25%	108,049
2016	9.281638	10.789136	16.24%	118,052
2015*	10.000000	9.281638	-7.18%	130,121
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.265944	12.973652	15.16%	8,219
2016*	10.000000	11.265944	12.66%	16,946
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.201150	13.581431	33.14%	419,099
2016	10.273421	10.201150	-0.70%	382,451
2015*	10.000000	10.273421	2.73%	610,794
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.278913	10.852528	5.58%	61,821
2016	9.116893	10.278913	12.75%	59,560
2015*	10.000000	9.116893	-8.83%	59,740
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.978704	10.247677	2.70%	8,203
2016*	10.000000	9.978704	-0.21%	25,054
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	10.848074	11.116885	2.48%	7,242
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.210460	10.843995	6.20%	80,643
2016	9.571925	10.210460	6.67%	191,122
2015	9.884446	9.571925	-3.16%	32,089
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.270788	12.206925	8.31%	163,375
2016	10.009404	11.270788	12.60%	0
2015	10.905411	10.009404	-8.22%	99,307
2014	10.556200	10.905411	3.31%	111,603
2013*	10.000000	10.556200	5.56%	20,032
82

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.576981	13.488089	7.24%	74,207
2016	11.353377	12.576981	10.78%	74,469
2015	11.932657	11.353377	-4.85%	73,303
2014	11.431155	11.932657	4.39%	38,672
2013*	10.000000	11.431155	14.31%	24,162
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.566698	9.629374	0.66%	44,618
2016	9.410924	9.566698	1.66%	34,486
2015*	10.000000	9.410924	-5.89%	25,732
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.098988	11.280731	11.70%	2,178
2016	9.801337	10.098988	3.04%	2,996
2015	10.538446	9.801337	-6.99%	1,693
2014	10.266775	10.538446	2.65%	711
2013*	10.000000	10.266775	2.67%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.763481	9.762817	-0.01%	5,450
2016	9.792624	9.763481	-0.30%	6,818
2015	9.972929	9.792624	-1.81%	32,168
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.373968	6.842711	7.35%	29,294
2016	7.572538	6.373968	-15.83%	37,703
2015	7.788969	7.572538	-2.78%	69,312
2014	7.037178	7.788969	10.68%	20,939
2013	6.946406	7.037178	1.31%	27,452
2012	7.922204	6.946406	-12.32%	24,510
2011	8.779742	7.922204	-9.77%	23,841
2010	9.216771	8.779742	-4.74%	16,128
2009	9.723797	9.216771	-5.21%	24,808
2008*	10.000000	9.723797	-2.76%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	14.534455	16.485157	13.42%	62,320
2016	14.622147	14.534455	-0.60%	66,834
2015	14.622977	14.622147	-0.01%	75,456
2014	14.405463	14.622977	1.51%	30,262
2013	12.419591	14.405463	15.99%	30,896
2012	12.043507	12.419591	3.12%	7,987
2011	13.052213	12.043507	-7.73%	19,662
2010	11.885195	13.052213	9.82%	18,475
2009	9.454987	11.885195	25.70%	5,117
2008	16.156237	9.454987	-41.48%	5,448
83

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.235329	9.455330	2.38%	152,047
2016	9.397363	9.235329	-1.72%	157,178
2015	9.343568	9.397363	0.58%	181,683
2014	9.040593	9.343568	3.35%	117,404
2013	9.006135	9.040593	0.38%	110,791
2012	8.921904	9.006135	0.94%	38,715
2011	8.739110	8.921904	2.09%	22,741
2010	8.334476	8.739110	4.85%	14,640
2009	8.726543	8.334476	-4.49%	15,530
2008	10.872471	8.726543	-19.74%	9,214
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.960769	11.198927	2.17%	116,653
2016	10.223686	10.960769	7.21%	398,979
2015	10.278224	10.223686	-0.53%	114,553
2014	10.166268	10.278224	1.10%	45,195
2013*	10.000000	10.166268	1.66%	33,449
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.860665	11.779775	8.46%	49,432
2016	9.862079	10.860665	10.13%	66,099
2015	10.446608	9.862079	-5.60%	49,275
2014	10.007397	10.446608	4.39%	43,148
2013*	10.000000	10.007397	0.07%	7,940
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.337943	13.242569	16.80%	199,993
2016	11.783695	11.337943	-3.78%	228,554
2015	13.019547	11.783695	-9.49%	281,265
2014	13.917120	13.019547	-6.45%	360,713
2013	11.262704	13.917120	23.57%	230,140
2012	9.570373	11.262704	17.68%	130,222
2011	10.443862	9.570373	-8.36%	122,125
2010*	10.000000	10.443862	4.44%	67,187
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.730717	11.021070	26.23%	69,660
2016	7.319854	8.730717	19.27%	71,718
2015	9.272185	7.319854	-21.06%	46,898
2014	9.846146	9.272185	-5.83%	45,077
2013*	10.000000	9.846146	-1.54%	5,817
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.298029	11.026650	7.08%	28,269
2016	9.039749	10.298029	13.92%	32,907
2015	9.746633	9.039749	-7.25%	27,817
2014	10.021274	9.746633	-2.74%	14,415
2013*	10.000000	10.021274	0.21%	277,944
84

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	10.192933	10.454781	2.57%	7,244
2016	9.899604	10.192933	2.96%	3,585
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.935513	12.052355	10.21%	3,221
2016*	10.000000	10.935513	9.36%	1,291
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	11.365099	12.411471	9.21%	23,679
2016	10.859049	11.365099	4.66%	28,498
2015	11.277393	10.859049	-3.71%	22,422
2014	10.954842	11.277393	2.94%	20,208
2013	10.220431	10.954842	7.19%	17,725
2012	9.472553	10.220431	7.90%	7,137
2011*	10.000000	9.472553	-5.27%	4,851
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.718892	12.682096	8.22%	54,348
2016	10.731382	11.718892	9.20%	48,697
2015	10.996468	10.731382	-2.41%	53,618
2014	10.822841	10.996468	1.60%	35,204
2013	12.011630	10.822841	-9.90%	25,975
2012	10.319350	12.011630	16.40%	7,363
2011*	10.000000	10.319350	3.19%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.248257	11.390052	11.14%	76,660
2016	9.026591	10.248257	13.53%	80,282
2015	10.614770	9.026591	-14.96%	81,089
2014*	10.000000	10.614770	6.15%	35,848
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	12.027433	13.030497	8.34%	40,821
2016	11.810482	12.027433	1.84%	45,174
2015	12.132028	11.810482	-2.65%	39,994
2014	10.790892	12.132028	12.43%	30,767
2013	10.647049	10.790892	1.35%	25,621
2012	8.297462	10.647049	28.32%	13,382
2011*	10.000000	8.297462	-17.03%	1,053
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	11.050873	12.655410	14.52%	32,992
2016	10.607624	11.050873	4.18%	33,656
2015	11.492315	10.607624	-7.70%	29,952
2014	11.410034	11.492315	0.72%	21,224
2013	9.981973	11.410034	14.31%	14,567
2012	8.890872	9.981973	12.27%	4,274
2011*	10.000000	8.890872	-11.09%	0
85

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.444520	16.517262	14.35%	350,673
2016	13.419181	14.444520	7.64%	266,554
2015	13.456616	13.419181	-0.28%	195,935
2014	12.979220	13.456616	3.68%	174,478
2013	10.661065	12.979220	21.74%	92,492
2012	9.329975	10.661065	14.27%	3,156
2011*	10.000000	9.329975	-6.70%	4,605
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.438015	11.038476	16.96%	3,545
2016	9.281080	9.438015	1.69%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.014189	13.570029	23.20%	13,697
2016*	10.000000	11.014189	10.14%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	10.065287	10.250026	1.84%	219,032
2016	9.966915	10.065287	0.99%	272,377
2015	10.078783	9.966915	-1.11%	253,952
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	15.610152	18.467669	18.31%	70,665
2016	14.587187	15.610152	7.01%	74,955
2015	15.035544	14.587187	-2.98%	92,354
2014	14.570643	15.035544	3.19%	43,330
2013	11.396019	14.570643	27.86%	43,102
2012	9.935672	11.396019	14.70%	3,340
2011	10.746668	9.935672	-7.55%	467
2010*	10.000000	10.746668	7.47%	573
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.362368	14.786081	10.65%	214,523
2016	12.752127	13.362368	4.79%	272,350
2015	13.051808	12.752127	-2.30%	266,442
2014	12.672426	13.051808	2.99%	428,357
2013	11.192329	12.672426	13.22%	317,610
2012	10.205513	11.192329	9.67%	18,350
2011	10.475331	10.205513	-2.58%	3,356
2010*	10.000000	10.475331	4.75%	657
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	14.490858	16.572041	14.36%	106,749
2016	13.672712	14.490858	5.98%	107,577
2015	14.032228	13.672712	-2.56%	86,032
2014	13.572298	14.032228	3.39%	96,597
2013	11.335714	13.572298	19.73%	52,252
2012	10.101421	11.335714	12.22%	551
2011	10.594298	10.101421	-4.65%	744
2010*	10.000000	10.594298	5.94%	744
86

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.714402	12.303934	5.03%	68,182
2016	11.339206	11.714402	3.31%	80,696
2015	11.567627	11.339206	-1.97%	58,968
2014	11.335826	11.567627	2.04%	51,373
2013	10.939682	11.335826	3.62%	30,724
2012	10.305684	10.939682	6.15%	75,130
2011	10.290653	10.305684	0.15%	5,617
2010*	10.000000	10.290653	2.91%	2,228
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.229155	11.593235	13.34%	3,182
2016	9.813008	10.229155	4.24%	3,419
2015	10.383061	9.813008	-5.49%	2,182
2014	10.282102	10.383061	0.98%	1,726
2013*	10.000000	10.282102	2.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.176074	11.837077	16.32%	1,963
2016	9.701835	10.176074	4.89%	1,957
2015	10.328324	9.701835	-6.07%	1,938
2014	10.354127	10.328324	-0.25%	1,933
2013*	10.000000	10.354127	3.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.938915	15.688030	12.55%	130,493
2016	13.223716	13.938915	5.41%	183,328
2015	13.535368	13.223716	-2.30%	184,553
2014	13.107676	13.535368	3.26%	198,653
2013	11.267447	13.107676	16.33%	176,938
2012	10.154316	11.267447	10.96%	46,490
2011	10.528169	10.154316	-3.55%	49,924
2010*	10.000000	10.528169	5.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	14.869123	17.337029	16.60%	77,900
2016	13.994455	14.869123	6.25%	95,838
2015	14.388537	13.994455	-2.74%	104,371
2014	13.934988	14.388537	3.25%	20,155
2013	11.354772	13.934988	22.72%	80,416
2012	10.035123	11.354772	13.15%	10,603
2011	10.659863	10.035123	-5.86%	22,983
2010*	10.000000	10.659863	6.60%	4,687
87

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.866539	13.962220	8.52%	74,840
2016	12.291727	12.866539	4.68%	60,893
2015	12.581324	12.291727	-2.30%	50,403
2014	12.240880	12.581324	2.78%	50,596
2013	11.143449	12.240880	9.85%	9,879
2012	10.254850	11.143449	8.67%	0
2011	10.412543	10.254850	-1.51%	0
2010*	10.000000	10.412543	4.13%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.905036	11.174751	2.47%	74,158
2016	10.686219	10.905036	2.05%	87,278
2015	10.877751	10.686219	-1.76%	92,665
2014	10.502744	10.877751	3.57%	80,608
2013	10.858155	10.502744	-3.27%	24,369
2012	10.265261	10.858155	5.78%	3,427
2011*	10.000000	10.265261	2.65%	8,357
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.660165	14.738373	16.42%	35,691
2016	11.509370	12.660165	10.00%	29,137
2015	12.035240	11.509370	-4.37%	29,271
2014	11.817842	12.035240	1.84%	20,052
2013*	10.000000	11.817842	18.18%	11,618
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	12.107808	13.610762	12.41%	161,238
2016	11.272184	12.107808	7.41%	184,624
2015	11.619545	11.272184	-2.99%	191,961
2014	11.551874	11.619545	0.59%	187,798
2013*	10.000000	11.551874	15.52%	64,455
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.524737	11.912438	39.74%	99,441
2016	8.013936	8.524737	6.37%	75,441
2015	9.660732	8.013936	-17.05%	58,873
2014*	10.000000	9.660732	-3.39%	21,876
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.979789	10.060800	0.81%	49,076
2016	10.031373	9.979789	-0.51%	74,880
2015	10.169411	10.031373	-1.36%	70,739
2014*	10.000000	10.169411	1.69%	40,795
88

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	9.151353	9.056784	-1.03%	1,592,100
2016	9.266687	9.151353	-1.24%	1,222,655
2015	9.383987	9.266687	-1.25%	2,049,515
2014	9.502769	9.383987	-1.25%	1,862,218
2013	9.623055	9.502769	-1.25%	868,212
2012	9.745200	9.623055	-1.25%	1,157,921
2011	9.868210	9.745200	-1.25%	1,552,043
2010	9.993110	9.868210	-1.25%	600,666
2009*	10.000000	9.993110	-0.07%	85,270
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.486414	11.699497	23.33%	100,765
2016	9.518335	9.486414	-0.34%	54,041
2015	9.732189	9.518335	-2.20%	34,710
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.945959	12.801656	16.95%	51,788
2016	10.125474	10.945959	8.10%	51,010
2015	10.357020	10.125474	-2.24%	52,920
2014*	10.000000	10.357020	3.57%	64,114
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.617733	11.652480	9.75%	45,634
2016	10.114304	10.617733	4.98%	35,260
2015	10.260150	10.114304	-1.42%	20,503
2014*	10.000000	10.260150	2.60%	17,703
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.802947	12.248109	13.38%	32,130
2016	10.153514	10.802947	6.40%	29,414
2015	10.337020	10.153514	-1.78%	44,531
2014*	10.000000	10.337020	3.37%	41,532
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.362074	10.814394	4.37%	44,933
2016	10.063787	10.362074	2.96%	37,347
2015	10.164268	10.063787	-0.99%	26,329
2014*	10.000000	10.164268	1.64%	67,118
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.355303	11.661038	12.61%	14,410
2016	9.919829	10.355303	4.39%	10,526
2015	10.381896	9.919829	-4.45%	11,501
2014	10.261313	10.381896	1.18%	7,045
2013*	10.000000	10.261313	2.61%	0
89

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.391729	12.002954	15.50%	16,106
2016	9.839032	10.391729	5.62%	42,236
2015	10.373874	9.839032	-5.16%	43,879
2014	10.326164	10.373874	0.46%	3,096
2013*	10.000000	10.326164	3.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.751353	11.989807	11.52%	146,720
2016	10.161262	10.751353	5.81%	58,403
2015	10.324439	10.161262	-1.58%	191,151
2014*	10.000000	10.324439	3.24%	36,708
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.846053	12.497282	15.22%	35,325
2016	10.124279	10.846053	7.13%	38,327
2015	10.327810	10.124279	-1.97%	23,347
2014*	10.000000	10.327810	3.28%	37,037
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.567986	11.397549	7.85%	134,757
2016	10.124030	10.567986	4.39%	133,930
2015	10.255320	10.124030	-1.28%	134,063
2014*	10.000000	10.255320	2.55%	133,169
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.026892	12.582203	25.48%	33,675
2016	9.826785	10.026892	2.04%	27,314
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.579301	13.239296	14.34%	160,649
2016	9.747726	11.579301	18.79%	88,796
2015	10.127786	9.747726	-3.75%	66,569
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	10.114315	10.620628	5.01%	115,585
2016	9.426875	10.114315	7.29%	86,467
2015	9.830330	9.426875	-4.10%	45,348
2014	9.582613	9.830330	2.59%	36,438
2013*	10.000000	9.582613	-4.17%	2,538
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	12.500012	15.496442	23.97%	58,658
2016	12.978611	12.500012	-3.69%	50,655
2015	13.229489	12.978611	-1.90%	40,016
2014	13.580571	13.229489	-2.59%	19,401
2013	11.358408	13.580571	19.56%	13,678
2012	9.957142	11.358408	14.07%	2,306
2011	11.156584	9.957142	-10.75%	1,695
2010*	10.000000	11.156584	11.57%	1,612
90

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.734139	10.568973	21.01%	32,843
2016	8.424731	8.734139	3.67%	38,016
2015	9.013189	8.424731	-6.53%	25,894
2014*	10.000000	9.013189	-9.87%	32,882
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	17.492878	22.436387	28.26%	29,389
2016	17.368070	17.492878	0.72%	27,348
2015	17.054188	17.368070	1.84%	38,490
2014	15.678914	17.054188	8.77%	16,505
2013	11.812271	15.678914	32.73%	9,022
2012	10.299743	11.812271	14.69%	2,118
2011	10.778258	10.299743	-4.44%	1,434
2010*	10.000000	10.778258	7.78%	1,006
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	17.550865	19.821273	12.94%	49,038
2016	15.315039	17.550865	14.60%	111,078
2015	16.060827	15.315039	-4.64%	39,599
2014	14.752946	16.060827	8.87%	56,164
2013	11.064155	14.752946	33.34%	9,887
2012	9.528341	11.064155	16.12%	1,322
2011	10.274699	9.528341	-7.26%	916
2010*	10.000000	10.274699	2.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	17.342710	21.840227	25.93%	24,792
2016	16.558912	17.342710	4.73%	19,601
2015	16.826691	16.558912	-1.59%	52,216
2014	16.428588	16.826691	2.42%	23,802
2013	12.002722	16.428588	36.87%	6,668
2012	10.602349	12.002722	13.21%	9,360
2011	11.236421	10.602349	-5.64%	0
2010*	10.000000	11.236421	12.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	20.617291	23.177931	12.42%	63,118
2016	17.753964	20.617291	16.13%	108,701
2015	18.512921	17.753964	-4.10%	72,636
2014	16.020564	18.512921	15.56%	85,493
2013	11.957237	16.020564	33.98%	39,237
2012	10.407717	11.957237	14.89%	2,582
2011	10.789657	10.407717	-3.54%	0
2010*	10.000000	10.789657	7.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.754015	14.500723	23.37%	23,909
2016	10.989704	11.754015	6.95%	13,781
2015	11.045302	10.989704	-0.50%	35,717
2014*	10.000000	11.045302	10.45%	17,871
91

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	12.407399	13.363233	7.70%	54,979
2016	9.976774	12.407399	24.36%	76,661
2015	10.750518	9.976774	-7.20%	27,317
2014*	10.000000	10.750518	7.51%	66,777
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	12.289503	13.773212	12.07%	52,671
2016	10.131409	12.289503	21.30%	33,250
2015	10.430214	10.131409	-2.86%	29,396
2014*	10.000000	10.430214	4.30%	16,103
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.946170	14.218468	19.02%	21,630
2016	10.860109	11.946170	10.00%	28,877
2015	10.895671	10.860109	-0.33%	30,481
2014*	10.000000	10.895671	8.96%	24,915
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.675554	12.238316	4.82%	19,427
2016	11.031246	11.675554	5.84%	21,042
2015	11.841129	11.031246	-6.84%	28,007
2014	9.323793	11.841129	27.00%	87,625
2013*	10.000000	9.323793	-6.76%	4,324
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	11.142046	13.372130	20.02%	1,039,999
2016	10.104051	11.142046	10.27%	801,459
2015	10.114313	10.104051	-0.10%	636,416
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.948495	9.979624	0.31%	88,335
2016	9.829171	9.948495	1.21%	112,366
2015	9.987646	9.829171	-1.59%	99,516
2014	10.064361	9.987646	-0.76%	104,960
2013	10.181007	10.064361	-1.15%	109,534
2012	9.959272	10.181007	2.23%	49,652
2011*	10.000000	9.959272	-0.41%	62,841
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.451190	12.912107	12.76%	124,951
2016	9.593513	11.451190	19.36%	72,454
2015	10.213576	9.593513	-6.07%	28,574
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.238001	9.732372	5.35%	3,515
2016	9.415335	9.238001	-1.88%	3,515
2015	10.042693	9.415335	-6.25%	2,141
92

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.845853	10.729440	8.97%	28,245
2016	9.128903	9.845853	7.85%	30,966
2015	9.978018	9.128903	-8.51%	25,210
2014	10.134311	9.978018	-1.54%	19,872
2013*	10.000000	10.134311	1.34%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	10.343672	10.507704	1.59%	458,505
2016	9.253488	10.343672	11.78%	590,894
2015	9.681351	9.253488	-4.42%	442,532
2014	9.668340	9.681351	0.13%	257,995
2013*	10.000000	9.668340	-3.32%	70,032
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	10.232102	10.318299	0.84%	60,664
2016	9.927331	10.232102	3.07%	105,515
2015	10.311642	9.927331	-3.73%	115,563
2014	10.555764	10.311642	-2.31%	160,884
2013	10.219045	10.555764	3.30%	158,963
2012*	10.000000	10.219045	2.19%	82,899
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.631203	15.658033	34.62%	119,670
2016	11.796553	11.631203	-1.40%	86,937
2015	11.522727	11.796553	2.38%	114,165
2014	11.433510	11.522727	0.78%	37,467
2013*	10.000000	11.433510	14.34%	11,953
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.603510	11.872242	11.97%	37,867
2016	9.510077	10.603510	11.50%	37,890
2015	10.604823	9.510077	-10.32%	46,129
2014	10.690441	10.604823	-0.80%	38,087
2013	10.813943	10.690441	-1.14%	56,067
2012	9.538731	10.813943	13.37%	28,411
2011*	10.000000	9.538731	-4.61%	4,310
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.548218	6.598976	0.78%	29,042
2016	5.772407	6.548218	13.44%	31,851
2015	7.863515	5.772407	-26.59%	34,102
2014	9.785130	7.863515	-19.64%	34,277
2013	11.618735	9.785130	-15.78%	33,305
2012	11.192655	11.618735	3.81%	33,831
2011	12.258830	11.192655	-8.70%	34,833
2010*	10.000000	12.258830	22.59%	21,111
93

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.815504	13.893498	8.41%	47,187
2016	11.462698	12.815504	11.80%	49,928
2015	11.889004	11.462698	-3.59%	47,073
2014	11.872733	11.889004	0.14%	56,814
2013	12.933761	11.872733	-8.20%	24,066
2012	11.121883	12.933761	16.29%	35,297
2011	10.603725	11.121883	4.89%	22,122
2010*	10.000000	10.603725	6.04%	14,597
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.101301	1.01%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.318529	11.283750	9.35%	13,420
2016	10.153975	10.318529	1.62%	7,394
2015	11.077350	10.153975	-8.34%	8,124
2014	11.183910	11.077350	-0.95%	10,510
2013	12.121494	11.183910	-7.73%	14,255
2012	11.664977	12.121494	3.91%	15,717
2011	10.895255	11.664977	7.06%	20,503
2010*	10.000000	10.895255	8.95%	10,632
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.794226	11.567987	7.17%	90,893
2016	10.515907	10.794226	2.65%	98,148
2015	11.108203	10.515907	-5.33%	110,698
2014	11.011131	11.108203	0.88%	95,191
2013	12.195200	11.011131	-9.71%	80,444
2012	11.556858	12.195200	5.52%	31,085
2011	10.890759	11.556858	6.12%	32,189
2010*	10.000000	10.890759	8.91%	15,203
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	13.939919	14.662993	5.19%	194,522
2016	12.563766	13.939919	10.95%	174,521
2015	12.951934	12.563766	-3.00%	234,985
2014	12.705155	12.951934	1.94%	132,105
2013	12.180269	12.705155	4.31%	301,619
2012	10.801586	12.180269	12.76%	482,792
2011	10.595317	10.801586	1.95%	113,907
2010*	10.000000	10.595317	5.95%	39,285
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.382938	3.83%	16,556
94

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.957815	9.956817	-0.01%	189,462
2016	9.953626	9.957815	0.04%	233,653
2015	10.058619	9.953626	-1.04%	890,291
2014	10.110297	10.058619	-0.51%	124,701
2013	10.262115	10.110297	-1.48%	74,217
2012	9.827266	10.262115	4.42%	27,164
2011*	10.000000	9.827266	-1.73%	40,094
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.806383	11.185729	3.51%	271,054
2016	10.667199	10.806383	1.30%	311,134
2015	10.766092	10.667199	-0.92%	180,301
2014	10.466187	10.766092	2.87%	112,265
2013	10.820820	10.466187	-3.28%	88,176
2012	10.007389	10.820820	8.13%	134,779
2011*	10.000000	10.007389	0.07%	24,549
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	10.119215	10.483307	3.60%	35,256
2016	9.793230	10.119215	3.33%	54,100
2015	10.097727	9.793230	-3.02%	49,856
2014	9.933184	10.097727	1.66%	46,794
2013*	10.000000	9.933184	-0.67%	18,108
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	14.557658	15.065397	3.49%	69,558
2016	13.524209	14.557658	7.64%	136,805
2015	13.674324	13.524209	-1.10%	51,883
2014	13.530905	13.674324	1.06%	69,057
2013	12.454443	13.530905	8.64%	1,160,022
2012	11.051445	12.454443	12.70%	338,614
2011	10.892046	11.051445	1.46%	11,751
2010*	10.000000	10.892046	8.92%	37,932
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.975146	11.777299	31.22%	39,229
2016	9.030658	8.975146	-0.61%	31,526
2015	10.091530	9.030658	-10.51%	29,339
2014	10.382122	10.091530	-2.80%	27,713
2013	9.144427	10.382122	13.53%	24,752
2012	8.019287	9.144427	14.03%	23,565
2011	11.123679	8.019287	-27.91%	10,782
2010*	10.000000	11.123679	11.24%	17,124
95

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Banks - Q/NQ
2017	16.898505	19.678084	16.45%	11,505
2016	13.886213	16.898505	21.69%	23,775
2015	14.123145	13.886213	-1.68%	8,815
2014	12.957383	14.123145	9.00%	684
2013	9.831990	12.957383	31.79%	2,280
2012	7.463517	9.831990	31.73%	20,070
2011*	10.000000	7.463517	-25.36%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	9.662765	11.732954	21.42%	179,287
2016	8.257819	9.662765	17.01%	185,168
2015	9.714915	8.257819	-15.00%	30,921
2014	9.674735	9.714915	0.42%	32,437
2013	8.272384	9.674735	16.95%	80,084
2012	7.722043	8.272384	7.13%	22,158
2011*	10.000000	7.722043	-22.78%	382
ProFunds - ProFund VP Bear - Q/NQ
2017	3.294177	2.668651	-18.99%	18,759
2016	3.836575	3.294177	-14.14%	30,510
2015	4.086323	3.836575	-6.11%	7,414
2014	4.825627	4.086323	-15.32%	14,776
2013	6.653233	4.825627	-27.47%	19,411
2012	8.078346	6.653233	-17.64%	1,385
2011	8.978092	8.078346	-10.02%	6,492
2010*	10.000000	8.978092	-10.22%	6,762
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	23.583248	28.539189	21.01%	29,435
2016	28.254263	23.583248	-16.53%	21,147
2015	27.697732	28.254263	2.01%	30,660
2014	21.621039	27.697732	28.11%	104,347
2013	13.000133	21.621039	66.31%	35,416
2012	9.356338	13.000133	38.94%	286,311
2011*	10.000000	9.356338	-6.44%	2,204
ProFunds - ProFund VP Bull - Q/NQ
2017	17.299247	20.387942	17.85%	122,354
2016	15.974441	17.299247	8.29%	259,343
2015	16.251086	15.974441	-1.70%	110,754
2014	14.763642	16.251086	10.08%	51,815
2013	11.521974	14.763642	28.13%	72,596
2012	10.245204	11.521974	12.46%	103,367
2011	10.374545	10.245204	-1.25%	20,887
2010*	10.000000	10.374545	3.75%	1,860
96

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	15.722343	17.863778	13.62%	11,586
2016	15.376033	15.722343	2.25%	15,601
2015	14.948331	15.376033	2.86%	73,667
2014	13.733027	14.948331	8.85%	175,966
2013	10.826479	13.733027	26.85%	11,464
2012	9.889818	10.826479	9.47%	11,872
2011*	10.000000	9.889818	-1.10%	3,530
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	18.963411	22.166678	16.89%	75,393
2016	18.431422	18.963411	2.89%	112,633
2015	17.828651	18.431422	3.38%	112,082
2014	16.053860	17.828651	11.06%	193,728
2013	11.623022	16.053860	38.12%	69,824
2012	9.639985	11.623022	20.57%	10,382
2011*	10.000000	9.639985	-3.60%	3,003
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	7.247852	9.537975	31.60%	137,231
2016	6.611458	7.247852	9.63%	123,589
2015	8.101933	6.611458	-18.40%	39,682
2014	8.495056	8.101933	-4.63%	41,856
2013	9.193037	8.495056	-7.59%	19,671
2012	8.735710	9.193037	5.24%	41,832
2011	11.016897	8.735710	-20.71%	120,746
2010*	10.000000	11.016897	10.17%	13,812
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	11.150137	13.181610	18.22%	21,893
2016	10.473016	11.150137	6.47%	15,056
2015	11.900055	10.473016	-11.99%	16,735
2014	13.191388	11.900055	-9.79%	3,581
2013	10.982243	13.191388	20.12%	2,719
2012	9.538547	10.982243	15.14%	12,021
2011	10.601030	9.538547	-10.02%	78
2010*	10.000000	10.601030	6.01%	0
ProFunds - ProFund VP Financials - Q/NQ
2017	16.425803	19.171553	16.72%	93,352
2016	14.423515	16.425803	13.88%	62,963
2015	14.827703	14.423515	-2.73%	308,972
2014	13.297724	14.827703	11.51%	14,091
2013	10.195527	13.297724	30.43%	3,222
2012	8.277686	10.195527	23.17%	4,811
2011*	10.000000	8.277686	-17.22%	0
97

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2017	18.447748	22.028510	19.41%	75,351
2016	19.469784	18.447748	-5.25%	62,206
2015	18.773194	19.469784	3.71%	80,820
2014	15.368612	18.773194	22.15%	85,744
2013	11.135770	15.368612	38.01%	42,755
2012	9.605187	11.135770	15.93%	15,458
2011*	10.000000	9.605187	-3.95%	9,749
ProFunds - ProFund VP Industrials - Q/NQ
2017	15.732537	19.016267	20.87%	122,948
2016	13.553102	15.732537	16.08%	149,948
2015	14.210737	13.553102	-4.63%	78,723
2014	13.630384	14.210737	4.26%	24,976
2013	9.988447	13.630384	36.46%	72,586
2012	8.735021	9.988447	14.35%	2,428
2011*	10.000000	8.735021	-12.65%	0
ProFunds - ProFund VP International - Q/NQ
2017	10.502525	12.632260	20.28%	116,726
2016	10.734452	10.502525	-2.16%	72,091
2015	11.267233	10.734452	-4.73%	50,086
2014	12.416614	11.267233	-9.26%	25,605
2013	10.522582	12.416614	18.00%	14,691
2012	9.191529	10.522582	14.48%	15,590
2011	10.865769	9.191529	-15.41%	9,089
2010*	10.000000	10.865769	8.66%	2,146
ProFunds - ProFund VP Internet - Q/NQ
2017	18.540783	24.910506	34.36%	50,482
2016	17.791136	18.540783	4.21%	44,437
2015	14.969558	17.791136	18.85%	75,958
2014	14.990886	14.969558	-0.14%	34,097
2013	10.006293	14.990886	49.81%	21,920
2012	8.460964	10.006293	18.26%	16,467
2011*	10.000000	8.460964	-15.39%	3,092
ProFunds - ProFund VP Japan - Q/NQ
2017	13.480969	15.769385	16.98%	25,874
2016	13.595077	13.480969	-0.84%	28,332
2015	13.011370	13.595077	4.49%	40,075
2014	12.764284	13.011370	1.94%	33,869
2013	8.719727	12.764284	46.38%	16,195
2012	7.182064	8.719727	21.41%	26,033
2011	8.928055	7.182064	-19.56%	305
2010*	10.000000	8.928055	-10.72%	0
98

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	20.945953	26.967167	28.75%	100,863
2016	20.151286	20.945953	3.94%	109,447
2015	18.990702	20.151286	6.11%	125,451
2014	16.436007	18.990702	15.54%	110,948
2013	12.395527	16.436007	32.60%	66,537
2012	10.799769	12.395527	14.78%	8,416
2011	10.779340	10.799769	0.19%	9,956
2010*	10.000000	10.779340	7.79%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	11.370377	10.872204	-4.38%	149,298
2016	9.271631	11.370377	22.64%	159,162
2015	12.252854	9.271631	-24.33%	142,933
2014	13.920799	12.252854	-11.98%	56,258
2013	11.362014	13.920799	22.52%	52,100
2012	11.182185	11.362014	1.61%	37,573
2011	11.074686	11.182185	0.97%	35,458
2010*	10.000000	11.074686	10.75%	12,020
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	17.253290	18.802908	8.98%	9,293
2016	18.148714	17.253290	-4.93%	10,081
2015	17.596575	18.148714	3.14%	38,966
2014	14.929052	17.596575	17.87%	29,036
2013	11.485480	14.929052	29.98%	32,764
2012	10.398470	11.485480	10.45%	5,658
2011*	10.000000	10.398470	3.98%	588
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.286631	3.416963	3.97%	51,797
2016	2.135918	3.286631	53.87%	60,848
2015	3.221229	2.135918	-33.69%	40,194
2014	4.284597	3.221229	-24.82%	50,905
2013	6.992044	4.284597	-38.72%	28,757
2012	8.286126	6.992044	-15.62%	13,100
2011*	10.000000	8.286126	-17.14%	16,392
ProFunds - ProFund VP Real Estate - Q/NQ
2017	13.550438	14.458635	6.70%	37,109
2016	12.978595	13.550438	4.41%	51,864
2015	13.100424	12.978595	-0.93%	43,128
2014	10.611529	13.100424	23.45%	53,012
2013	10.735930	10.611529	-1.16%	22,787
2012	9.278706	10.735930	15.71%	17,064
2011*	10.000000	9.278706	-7.21%	12,765
99

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.602015	3.133620	-13.00%	7,664
2016	3.846018	3.602015	-6.34%	20,963
2015	3.957514	3.846018	-2.82%	10,438
2014	5.746453	3.957514	-31.13%	18,930
2013	4.996009	5.746453	15.02%	16,360
2012	5.436422	4.996009	-8.10%	42,836
2011	8.808381	5.436422	-38.28%	3,249
2010*	10.000000	8.808381	-11.92%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	17.666707	23.649581	33.87%	67,719
2016	14.008362	17.666707	26.12%	23,253
2015	14.605695	14.008362	-4.09%	38,264
2014	10.994275	14.605695	32.85%	137,470
2013	8.341141	10.994275	31.81%	5,533
2012	8.814433	8.341141	-5.37%	0
2011*	10.000000	8.814433	-11.86%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.729855	4.795591	-28.74%	0
2016	8.136155	6.729855	-17.28%	0
2015	7.388149	8.136155	10.12%	0
2014	7.707453	7.388149	-4.14%	0
2013	7.823040	7.707453	-1.48%	0
2012	9.110755	7.823040	-14.13%	3,731
2011	8.337030	9.110755	9.28%	119
2010*	10.000000	8.337030	-16.63%	0
ProFunds - ProFund VP Short International - Q/NQ
2017	4.733555	3.709911	-21.63%	754
2016	5.093671	4.733555	-7.07%	754
2015	5.360901	5.093671	-4.98%	5,618
2014	5.280917	5.360901	1.51%	754
2013	6.770017	5.280917	-22.00%	754
2012	8.586625	6.770017	-21.16%	3,623
2011	8.541117	8.586625	0.53%	106
2010*	10.000000	8.541117	-14.59%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.603718	1.922110	-26.18%	16,415
2016	2.931489	2.603718	-11.18%	19,017
2015	3.413920	2.931489	-14.13%	21,623
2014	4.288317	3.413920	-20.39%	11,911
2013	6.151372	4.288317	-30.29%	20,317
2012	7.671316	6.151372	-19.81%	5,635
2011	8.677247	7.671316	-11.59%	282
2010*	10.000000	8.677247	-13.23%	382
100

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2017	16.351097	21.828613	33.50%	74,588
2016	14.738371	16.351097	10.94%	52,695
2015	14.574806	14.738371	1.12%	78,349
2014	12.495670	14.574806	16.64%	26,424
2013	10.107502	12.495670	23.63%	46,067
2012	9.279262	10.107502	8.93%	14,003
2011*	10.000000	9.279262	-7.21%	4,528
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	14.501953	14.017066	-3.34%	11,880
2016	12.070919	14.501953	20.14%	11,142
2015	12.040526	12.070919	0.25%	4,942
2014	12.124334	12.040526	-0.69%	6,046
2013	10.955552	12.124334	10.67%	5,055
2012	9.521733	10.955552	15.06%	329,183
2011*	10.000000	9.521733	-4.78%	274
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	14.697041	15.890756	8.12%	15,104
2016	14.928500	14.697041	-1.55%	3,388
2015	16.021188	14.928500	-6.82%	3,482
2014	11.895022	16.021188	34.69%	6,389
2013	14.891584	11.895022	-20.12%	9,956
2012	14.935242	14.891584	-0.29%	17,777
2011	10.538388	14.935242	41.72%	16,407
2010*	10.000000	10.538388	5.38%	9,506
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	41.881527	69.621449	66.23%	15,640
2016	39.043762	41.881527	7.27%	25,563
2015	34.803533	39.043762	12.18%	13,123
2014	25.945404	34.803533	34.14%	17,850
2013	14.674432	25.945404	76.81%	24,930
2012	11.110441	14.674432	32.08%	2,021
2011	11.386795	11.110441	-2.43%	1,964
2010*	10.000000	11.386795	13.87%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.670238	0.364441	-45.63%	1,560
2016	0.850614	0.670238	-21.21%	1,643
2015	1.168103	0.850614	-27.18%	5,566
2014	1.841184	1.168103	-36.56%	30,565
2013	3.629919	1.841184	-49.28%	2,856
2012	5.674888	3.629919	-36.04%	10,096
2011	7.384153	5.674888	-23.15%	2,901
2010*	10.000000	7.384153	-26.16%	2,165
101

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2017	15.632506	17.080131	9.26%	41,458
2016	13.756062	15.632506	13.64%	49,126
2015	14.883110	13.756062	-7.57%	40,190
2014	11.972472	14.883110	24.31%	46,466
2013	10.699551	11.972472	11.90%	19,083
2012	10.819989	10.699551	-1.11%	9,047
2011*	10.000000	10.819989	8.20%	7,407
Rydex Variable Trust - Banking Fund - Q/NQ
2017	10.124329	11.246301	11.08%	26,246
2016	8.056438	10.124329	25.67%	134,575
2015	8.575244	8.056438	-6.05%	21,047
2014	8.396726	8.575244	2.13%	19,015
2013	6.582094	8.396726	27.57%	9,126
2012	5.366070	6.582094	22.66%	4,033
2011	6.987203	5.366070	-23.20%	5,370
2010	6.259472	6.987203	11.63%	19,228
2009	6.564184	6.259472	-4.64%	6,469
2008	11.298419	6.564184	-41.90%	179
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	23.302108	27.944185	19.92%	20,959
2016	18.031538	23.302108	29.23%	35,246
2015	22.079088	18.031538	-18.33%	8,128
2014	22.772079	22.079088	-3.04%	14,352
2013	22.775805	22.772079	-0.02%	13,895
2012	20.830941	22.775805	9.34%	9,728
2011	25.250373	20.830941	-17.50%	12,730
2010	20.185542	25.250373	25.09%	17,539
2009	13.148897	20.185542	53.52%	4,665
2008	24.387050	13.148897	-46.08%	3,173
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	25.735884	32.897240	27.83%	47,880
2016	32.438805	25.735884	-20.66%	48,068
2015	30.283486	32.438805	7.12%	77,643
2014	23.110700	30.283486	31.04%	36,113
2013	15.176828	23.110700	52.28%	33,024
2012	11.302467	15.176828	34.28%	21,255
2011	10.349198	11.302467	9.21%	14,356
102

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	2.185868	2.254258	3.13%	107,330
2016	2.004894	2.185868	9.03%	119,690
2015	3.066949	2.004894	-34.63%	89,391
2014	4.706511	3.066949	-34.84%	70,056
2013	4.924226	4.706511	-4.42%	82,397
2012	5.057916	4.924226	-2.64%	93,931
2011	5.486341	5.057916	-7.81%	81,945
2010	5.142806	5.486341	6.68%	85,704
2009	4.668179	5.142806	10.17%	41,105
2008	9.273788	4.668179	-49.66%	3,261
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	31.835644	35.063190	10.14%	29,552
2016	30.580986	31.835644	4.10%	33,798
2015	29.153979	30.580986	4.89%	72,899
2014	26.213159	29.153979	11.22%	43,653
2013	20.697485	26.213159	26.65%	25,662
2012	19.221139	20.697485	7.68%	17,767
2011	17.109167	19.221139	12.34%	6,999
2010	14.772605	17.109167	15.82%	5,267
2009	12.558633	14.772605	17.63%	3,708
2008	16.600605	12.558633	-24.35%	623
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	24.978713	39.102314	56.54%	12,537
2016	19.349430	24.978713	29.09%	29,359
2015	20.457199	19.349430	-5.42%	234,319
2014	17.735984	20.457199	15.34%	86,284
2013	11.038998	17.735984	60.67%	442,452
2012	9.542892	11.038998	15.68%	65,917
2011	8.858346	9.542892	7.73%	99,497
2010	7.200191	8.858346	23.03%	44,644
2009	5.327208	7.200191	35.16%	11,127
2008	14.091298	5.327208	-62.20%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	14.024916	18.152009	29.43%	25,093
2016	11.422000	14.024916	22.79%	29,115
2015	11.328273	11.422000	0.83%	46,932
2014	9.270947	11.328273	22.19%	9,324
2013	6.951529	9.270947	33.37%	1,376
2012	6.966486	6.951529	-0.21%	1,137
2011	8.447271	6.966486	-17.53%	3,145
2010	7.808115	8.447271	8.19%	5,879
2009	4.601128	7.808115	69.70%	11,871
2008	9.339702	4.601128	-50.74%	4,508
103

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2017	19.611490	18.153706	-7.43%	74,492
2016	15.117144	19.611490	29.73%	86,643
2015	21.940070	15.117144	-31.10%	60,061
2014	27.302980	21.940070	-19.64%	45,200
2013	22.393290	27.302980	21.92%	37,146
2012	22.145359	22.393290	1.12%	25,855
2011	23.818054	22.145359	-7.02%	27,990
2010	20.259329	23.818054	17.57%	25,950
2009	14.812883	20.259329	36.77%	10,579
2008	27.797135	14.812883	-46.71%	2,537
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	17.576195	14.120981	-19.66%	39,494
2016	14.452169	17.576195	21.62%	49,258
2015	21.428010	14.452169	-32.55%	43,344
2014	30.709756	21.428010	-30.22%	34,245
2013	25.101807	30.709756	22.34%	39,761
2012	25.318089	25.101807	-0.85%	19,940
2011	28.264646	25.318089	-10.42%	23,463
2010	22.707437	28.264646	24.47%	19,776
2009	14.157731	22.707437	60.39%	11,330
2008	33.816754	14.157731	-58.13%	1,858
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	9.096382	11.552322	27.00%	6,808
2016	9.755398	9.096382	-6.76%	1,291
2015	10.643826	9.755398	-8.35%	1,312
2014	12.317185	10.643826	-13.59%	916
2013	10.067593	12.317185	22.34%	1,106
2012	8.380211	10.067593	20.14%	21,658
2011	9.999771	8.380211	-16.20%	1,419
2010	11.349246	9.999771	-11.89%	9,949
2009	8.472441	11.349246	33.95%	109
2008	19.007539	8.472441	-55.43%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	12.912067	14.736977	14.13%	110,125
2016	11.288507	12.912067	14.38%	127,605
2015	11.906022	11.288507	-5.19%	102,801
2014	10.709528	11.906022	11.17%	64,336
2013	8.502239	10.709528	25.96%	35,854
2012	7.018125	8.502239	21.15%	29,524
2011	8.353507	7.018125	-15.99%	23,627
2010	7.396729	8.353507	12.94%	20,673
2009	6.258573	7.396729	18.19%	6,290
2008	12.198834	6.258573	-48.70%	0
104

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	19.273665	20.866335	8.26%	12,214
2016	19.583321	19.273665	-1.58%	22,269
2015	20.896126	19.583321	-6.28%	24,323
2014	15.714082	20.896126	32.98%	31,625
2013	19.466090	15.714082	-19.27%	7,757
2012	19.138004	19.466090	1.71%	69,059
2011	13.697385	19.138004	39.72%	17,651
2010	12.598023	13.697385	8.73%	4,847
2009	18.635489	12.598023	-32.40%	2,794
2008	13.030479	18.635489	43.01%	719
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	22.294347	27.049337	21.33%	98,994
2016	24.999920	22.294347	-10.82%	81,124
2015	24.219261	24.999920	3.22%	115,345
2014	19.680633	24.219261	23.06%	107,415
2013	14.053357	19.680633	40.04%	66,250
2012	12.146719	14.053357	15.70%	24,846
2011	11.749377	12.146719	3.38%	21,260
2010	11.143762	11.749377	5.43%	17,768
2009	9.053371	11.143762	23.09%	9,528
2008	12.201091	9.053371	-25.80%	3,291
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.780170	11.376734	5.53%	12,738
2016	9.779993	10.780170	10.23%	16,345
2015	9.974567	9.779993	-1.95%	17,500
Rydex Variable Trust - Internet Fund - Q/NQ
2017	30.267778	40.041476	32.29%	8,098
2016	29.346939	30.267778	3.14%	8,412
2015	27.425862	29.346939	7.00%	8,814
2014	27.240071	27.425862	0.68%	5,204
2013	18.240292	27.240071	49.34%	8,451
2012	15.479999	18.240292	17.83%	10,864
2011	17.797628	15.479999	-13.02%	4,367
2010	14.922871	17.797628	19.26%	9,738
2009	9.111440	14.922871	63.78%	5,321
2008	16.738454	9.111440	-45.57%	3,307
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.544510	0.328257	-39.72%	528,522
2016	0.783741	0.544510	-30.52%	107,844
2015	0.862988	0.783741	-9.18%	241,988
2014	1.117053	0.862988	-22.74%	162,487
2013	2.015962	1.117053	-44.59%	78,002
2012	2.632778	2.015962	-23.43%	41,166
2011	3.655826	2.632778	-27.98%	26,663
2010	5.310840	3.655826	-31.16%	24,082
2009	9.716773	5.310840	-45.34%	7,646
2008	6.117694	9.716773	58.83%	943
105

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.874235	2.586161	-10.02%	27,134
2016	2.998706	2.874235	-4.15%	14,814
2015	3.074079	2.998706	-2.45%	56,493
2014	4.145805	3.074079	-25.85%	52,110
2013	3.642416	4.145805	13.82%	152,231
2012	3.932200	3.642416	-7.37%	123,281
2011	5.724291	3.932200	-31.31%	61,535
2010	6.648327	5.724291	-13.90%	65,540
2009	5.638044	6.648327	17.92%	23,365
2008	8.180951	5.638044	-31.08%	3,597
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.637352	1.397908	-14.62%	7,352
2016	2.050277	1.637352	-20.14%	6,861
2015	2.099848	2.050277	-2.36%	19,247
2014	2.404356	2.099848	-12.66%	30,876
2013	3.361628	2.404356	-28.48%	8,349
2012	4.169915	3.361628	-19.38%	0
2011	4.556811	4.169915	-8.49%	1,189
2010	6.176587	4.556811	-26.22%	1,427
2009	9.664175	6.176587	-36.09%	0
2008	7.280471	9.664175	32.74%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	0.872064	0.648840	-25.60%	15,072
2016	0.975560	0.872064	-10.61%	14,067
2015	1.133854	0.975560	-13.96%	15,496
2014	1.411100	1.133854	-19.65%	22,908
2013	2.014101	1.411100	-29.94%	11,099
2012	2.507134	2.014101	-19.67%	22,524
2011	2.823268	2.507134	-11.20%	2,415
2010	3.631330	2.823268	-22.25%	4,642
2009	6.136922	3.631330	-40.83%	474
2008	4.198329	6.136922	46.18%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.513768	1.293269	-14.57%	17,605
2016	1.922856	1.513768	-21.28%	29,041
2015	1.945224	1.922856	-1.15%	287,736
2014	2.161065	1.945224	-9.99%	118,959
2013	3.164690	2.161065	-31.71%	42,044
2012	3.915738	3.164690	-19.18%	2,911
2011	4.291956	3.915738	-8.77%	44,841
2010	6.005346	4.291956	-28.53%	41,636
2009	9.057470	6.005346	-33.70%	2,000
2008	7.355722	9.057470	23.14%	0
106

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	1.939338	1.582867	-18.38%	41,064
2016	2.231787	1.939338	-13.10%	38,950
2015	2.364902	2.231787	-5.63%	96,703
2014	2.799495	2.364902	-15.52%	42,331
2013	3.857945	2.799495	-27.44%	14,167
2012	4.706009	3.857945	-18.02%	8,369
2011	5.239273	4.706009	-10.18%	19,141
2010	6.389159	5.239273	-18.00%	39,642
2009	8.930391	6.389159	-28.46%	280
2008	6.494466	8.930391	37.51%	901
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	13.403180	19.893997	48.43%	4,449
2016	12.467403	13.403180	7.51%	705
2015	11.272915	12.467403	10.60%	1,346
2014	13.495231	11.272915	-16.47%	1,423
2013	8.760303	13.495231	54.05%	2,431
2012	7.386457	8.760303	18.60%	17,390
2011	10.526976	7.386457	-29.83%	919
2010	9.211488	10.526976	14.28%	4,884
2009	7.542476	9.211488	22.13%	0
2008	11.395820	7.542476	-33.81%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	29.931045	35.502348	18.61%	6,698
2016	27.663151	29.931045	8.20%	8,507
2015	27.928473	27.663151	-0.95%	20,414
2014	26.312112	27.928473	6.14%	7,427
2013	18.709984	26.312112	40.63%	3,668
2012	15.617575	18.709984	19.80%	3,705
2011	15.436433	15.617575	1.17%	3,555
2010	11.992604	15.436433	28.72%	13,825
2009	8.882392	11.992604	35.02%	4,404
2008	17.669730	8.882392	-49.73%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	42.054673	50.852150	20.92%	4,874
2016	32.848384	42.054673	28.03%	269,292
2015	35.201099	32.848384	-6.68%	237,381
2014	31.845949	35.201099	10.54%	5,578
2013	21.465723	31.845949	48.36%	10,772
2012	17.484301	21.465723	22.77%	24,953
2011	19.159877	17.484301	-8.75%	3,578
2010	14.105347	19.159877	35.83%	7,863
2009	9.372979	14.105347	50.49%	385
2008	21.016454	9.372979	-55.40%	34
107

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	38.629342	64.656752	67.38%	267,172
2016	35.691673	38.629342	8.23%	16,351
2015	31.531452	35.691673	13.19%	42,506
2014	23.379383	31.531452	34.87%	306,969
2013	13.137020	23.379383	77.97%	74,365
2012	9.918897	13.137020	32.44%	52,670
2011	10.112541	9.918897	-1.91%	75,172
2010	7.480203	10.112541	35.19%	40,846
2009	3.477788	7.480203	115.09%	13,395
2008	12.853455	3.477788	-72.94%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	31.001311	40.142620	29.49%	62,715
2016	29.621008	31.001311	4.66%	65,675
2015	27.712194	29.621008	6.89%	83,248
2014	23.894295	27.712194	15.98%	48,780
2013	17.974058	23.894295	32.94%	71,368
2012	15.587890	17.974058	15.31%	13,255
2011	15.449711	15.587890	0.89%	12,844
2010	13.204365	15.449711	17.00%	7,750
2009	8.796964	13.204365	50.10%	9,935
2008	15.336641	8.796964	-42.64%	1,251
Rydex Variable Trust - Nova Fund - Q/NQ
2017	21.750857	28.306251	30.14%	17,376
2016	19.033025	21.750857	14.28%	26,182
2015	19.413417	19.033025	-1.96%	20,264
2014	16.577812	19.413417	17.10%	20,383
2013	11.267516	16.577812	47.13%	46,012
2012	9.334031	11.267516	20.71%	24,635
2011	9.563578	9.334031	-2.40%	29,396
2010	8.072756	9.563578	18.47%	10,101
2009	6.032865	8.072756	33.81%	2,989
2008	13.419911	6.032865	-55.05%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	11.418248	12.074615	5.75%	129,886
2016	6.985557	11.418248	63.46%	104,272
2015	10.159721	6.985557	-31.24%	79,405
2014	12.447742	10.159721	-18.38%	67,127
2013	23.387929	12.447742	-46.78%	65,796
2012	24.696729	23.387929	-5.30%	46,357
2011	32.974651	24.696729	-25.10%	41,790
2010	24.183471	32.974651	36.35%	37,345
2009	16.409633	24.183471	47.37%	2,969
2008	27.049269	16.409633	-39.33%	2,686
108

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	24.449328	25.751222	5.32%	17,449
2016	22.476268	24.449328	8.78%	19,699
2015	23.350273	22.476268	-3.74%	23,512
2014	19.540600	23.350273	19.50%	49,175
2013	19.037060	19.540600	2.65%	16,048
2012	16.290226	19.037060	16.86%	16,568
2011	16.130710	16.290226	0.99%	12,568
2010	13.081904	16.130710	23.31%	17,709
2009	10.575556	13.081904	23.70%	8,168
2008	18.351572	10.575556	-42.37%	1,016
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	25.117687	27.984832	11.41%	6,843
2016	25.358600	25.117687	-0.95%	4,391
2015	26.025016	25.358600	-2.56%	8,320
2014	24.254956	26.025016	7.30%	4,022
2013	18.087081	24.254956	34.10%	3,131
2012	15.685797	18.087081	15.31%	3,526
2011	15.084682	15.685797	3.98%	4,786
2010	12.206839	15.084682	23.58%	8,323
2009	8.570883	12.206839	42.42%	3,456
2008	12.944411	8.570883	-33.79%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	30.750093	36.444502	18.52%	6,396
2016	23.876339	30.750093	28.79%	10,510
2015	26.592209	23.876339	-10.21%	5,613
2014	25.821641	26.592209	2.98%	5,328
2013	16.490880	25.821641	56.58%	7,675
2012	13.677109	16.490880	20.57%	12,197
2011	15.771742	13.677109	-13.28%	3,695
2010	11.586205	15.771742	36.13%	3,756
2009	8.801095	11.586205	31.65%	46
2008	18.326477	8.801095	-51.98%	1,106
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	22.088996	31.300577	41.70%	522,947
2016	18.577383	22.088996	18.90%	517,978
2015	19.129960	18.577383	-2.89%	10,427
2014	15.540638	19.129960	23.10%	519,397
2013	9.327865	15.540638	66.60%	491,287
2012	7.300662	9.327865	27.77%	21,487
2011	7.696795	7.300662	-5.15%	433,561
2010	6.212080	7.696795	23.90%	215,001
2009	4.297663	6.212080	44.55%	3,108
2008	13.594300	4.297663	-68.39%	10,632
109

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	20.465661	25.141000	22.84%	230,372
2016	20.203385	20.465661	1.30%	265,038
2015	20.240435	20.203385	-0.18%	411,401
2014	18.232194	20.240435	11.01%	330,892
2013	13.064723	18.232194	39.55%	158,001
2012	11.676350	13.064723	11.89%	21,494
2011	11.953953	11.676350	-2.32%	16,479
2010	9.681660	11.953953	23.47%	104,436
2009	6.658766	9.681660	45.40%	4,531
2008	11.206080	6.658766	-40.58%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	21.101223	24.143743	14.42%	182,413
2016	18.201049	21.101223	15.93%	250,039
2015	20.339187	18.201049	-10.51%	107,802
2014	18.564984	20.339187	9.56%	262,296
2013	12.941929	18.564984	43.45%	154,873
2012	10.722637	12.941929	20.70%	42,360
2011	11.213399	10.722637	-4.38%	11,561
2010	9.437806	11.213399	18.81%	6,233
2009	6.318639	9.437806	49.36%	4,007
2008	12.462382	6.318639	-49.30%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	24.248573	28.439164	17.28%	78,994
2016	23.909288	24.248573	1.42%	79,760
2015	23.896604	23.909288	0.05%	76,042
2014	24.580741	23.896604	-2.78%	78,321
2013	18.568943	24.580741	32.38%	60,660
2012	16.203326	18.568943	14.60%	23,506
2011	16.516668	16.203326	-1.90%	15,766
2010	12.615535	16.516668	30.92%	94,755
2009	8.146562	12.615535	54.86%	1,852
2008	12.919858	8.146562	-36.95%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	22.289480	24.905681	11.74%	48,722
2016	17.512020	22.289480	27.28%	129,211
2015	20.121011	17.512020	-12.97%	27,135
2014	19.092039	20.121011	5.39%	39,994
2013	14.236385	19.092039	34.11%	41,157
2012	12.323523	14.236385	15.52%	9,765
2011	13.440291	12.323523	-8.31%	5,057
2010	11.329630	13.440291	18.63%	3,202
2009	7.389909	11.329630	53.31%	4,097
2008	13.275978	7.389909	-44.34%	0
110

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	23.828209	27.315663	14.64%	77,839
2016	20.329238	23.828209	17.21%	71,443
2015	20.663681	20.329238	-1.62%	58,131
2014	20.925343	20.663681	-1.25%	69,918
2013	14.995904	20.925343	39.54%	101,906
2012	13.729701	14.995904	9.22%	7,449
2011	13.430999	13.729701	2.22%	5,435
2010	10.846015	13.430999	23.83%	38,374
2009	8.198315	10.846015	32.30%	425
2008	12.640301	8.198315	-35.14%	54
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	20.407993	20.097675	-1.52%	96,118
2016	15.686697	20.407993	30.10%	140,460
2015	18.373675	15.686697	-14.62%	59,373
2014	18.365207	18.373675	0.05%	85,406
2013	13.020981	18.365207	41.04%	67,625
2012	10.953829	13.020981	18.87%	19,523
2011	12.248971	10.953829	-10.57%	16,256
2010	9.915264	12.248971	23.54%	10,113
2009	6.187772	9.915264	60.24%	7,368
2008	11.090354	6.187772	-44.21%	190
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	7.854802	6.387850	-18.68%	4,625
2016	7.433486	7.854802	5.67%	4,128
2015	6.640925	7.433486	11.93%	6,703
2014	5.470496	6.640925	21.40%	39,121
2013	5.709242	5.470496	-4.18%	1,961
2012	6.169182	5.709242	-7.46%	8,565
2011	6.525103	6.169182	-5.45%	3,615
2010	6.919484	6.525103	-5.70%	971
2009	8.325731	6.919484	-16.89%	15,777
2008	7.986798	8.325731	4.24%	1,121
Rydex Variable Trust - Technology Fund - Q/NQ
2017	21.455327	28.101627	30.98%	44,390
2016	19.560336	21.455327	9.69%	30,853
2015	19.589840	19.560336	-0.15%	30,970
2014	17.992608	19.589840	8.88%	20,896
2013	13.457266	17.992608	33.70%	25,917
2012	12.169592	13.457266	10.58%	12,407
2011	13.571940	12.169592	-10.33%	9,157
2010	12.267417	13.571940	10.63%	7,683
2009	7.983557	12.267417	53.66%	9,765
2008	14.810368	7.983557	-46.09%	645
111

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	9.729879	10.170962	4.53%	12,968
2016	8.392179	9.729879	15.94%	12,980
2015	9.111462	8.392179	-7.89%	18,623
2014	8.991633	9.111462	1.33%	14,721
2013	7.751709	8.991633	16.00%	18,069
2012	7.486243	7.751709	3.55%	21,875
2011	8.856342	7.486243	-15.47%	14,364
2010	7.831914	8.856342	13.08%	4,608
2009	6.163218	7.831914	27.08%	7,334
2008	11.417967	6.163218	-46.02%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	28.998985	34.943287	20.50%	19,025
2016	25.440472	28.998985	13.99%	20,359
2015	29.986697	25.440472	-15.16%	12,488
2014	24.727992	29.986697	21.27%	15,201
2013	16.623004	24.727992	48.76%	9,801
2012	14.316474	16.623004	16.11%	3,520
2011	16.310980	14.316474	-12.23%	5,256
2010	13.306115	16.310980	22.58%	5,463
2009	11.478842	13.306115	15.92%	5,636
2008	15.552839	11.478842	-26.19%	654
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	17.485106	19.169380	9.63%	21,687
2016	15.219317	17.485106	14.89%	29,462
2015	16.636749	15.219317	-8.52%	40,106
2014	13.708881	16.636749	21.36%	85,092
2013	12.217547	13.708881	12.21%	15,842
2012	12.235828	12.217547	-0.15%	22,081
2011	10.654862	12.235828	14.84%	20,533
2010	10.094976	10.654862	5.55%	7,190
2009	8.983361	10.094976	12.37%	10,579
2008	12.917495	8.983361	-30.46%	4,014
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.762163	6.789341	17.83%	4,599
2016	6.391678	5.762163	-9.85%	4,599
2015	7.782247	6.391678	-17.87%	12,236
2014	10.092529	7.782247	-22.89%	5,612
2013	10.516346	10.092529	-4.03%	10,613
2012	10.567208	10.516346	-0.48%	14,985
2011	11.109946	10.567208	-4.89%	10,551
2010	11.918988	11.109946	-6.79%	5,857
2009	11.321932	11.918988	5.27%	275
2008	13.063995	11.321932	-13.33%	0
112

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.964683	10.092795	1.29%	64,702
2016	9.849893	9.964683	1.17%	68,286
2015	10.065685	9.849893	-2.14%	53,479
2014	10.054902	10.065685	0.11%	12,138
2013*	10.000000	10.054902	0.55%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.803172	8.03%	3,111
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	6.390232	6.203414	-2.92%	87,613
2016	4.502740	6.390232	41.92%	91,290
2015	6.851397	4.502740	-34.28%	84,919
2014	8.576641	6.851397	-20.12%	68,386
2013	7.857497	8.576641	9.15%	48,585
2012	7.696585	7.857497	2.09%	13,436
2011*	10.000000	7.696585	-23.03%	5,722
113

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.204724	8.845248	-3.91%	0
2016	6.746130	9.204724	36.44%	0
2015	11.215988	6.746130	-39.85%	0
2014	10.342939	11.215988	8.44%	0
2013*	10.000000	10.342939	3.43%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.235213	12.394667	21.10%	0
2016	9.781931	10.235213	4.63%	0
2015	10.229660	9.781931	-4.38%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.280901	9.324210	0.47%	0
2016	9.174485	9.280901	1.16%	0
2015	9.707669	9.174485	-5.49%	0
2014	9.698211	9.707669	0.10%	0
2013	10.935856	9.698211	-11.32%	0
2012	10.510292	10.935856	4.05%	0
2011*	10.000000	10.510292	5.10%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.048180	11.732601	16.76%	0
2016	9.136678	10.048180	9.98%	0
2015*	10.000000	9.136678	-8.63%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	10.814875	11.397411	5.39%	0
2016	9.262781	10.814875	16.76%	0
2015*	10.000000	9.262781	-7.37%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.394457	10.255673	9.17%	0
2016	9.340617	9.394457	0.58%	0
2015	9.815443	9.340617	-4.84%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	10.711177	13.040058	21.74%	0
2016	10.852360	10.711177	-1.30%	0
2015	11.201848	10.852360	-3.12%	0
2014	11.346647	11.201848	-1.28%	0
2013*	10.000000	11.346647	13.47%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	11.030953	12.155430	10.19%	0
2016	10.965600	11.030953	0.60%	0
2015	11.430912	10.965600	-4.07%	0
2014	11.573030	11.430912	-1.23%	0
2013	10.438409	11.573030	10.87%	0
2012	9.796712	10.438409	6.55%	0
2011	10.491392	9.796712	-6.62%	0
114

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.487160	10.547527	11.18%	0
2016	9.221718	9.487160	2.88%	0
2015	9.911859	9.221718	-6.96%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.175342	5.091371	-1.62%	0
2016	4.767386	5.175342	8.56%	0
2015	6.568703	4.767386	-27.42%	0
2014	8.168611	6.568703	-19.59%	0
2013	9.394968	8.168611	-13.05%	0
2012	9.903807	9.394968	-5.14%	0
2011	11.700255	9.903807	-15.35%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.343481	12.646282	11.49%	0
2016	10.160672	11.343481	11.64%	0
2015	10.756439	10.160672	-5.54%	0
2014*	10.000000	10.756439	7.56%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	9.991598	10.016016	0.24%	0
2016	9.463744	9.991598	5.58%	0
2015*	10.000000	9.463744	-5.36%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.454000	11.412496	9.17%	0
2016	9.164480	10.454000	14.07%	0
2015*	10.000000	9.164480	-8.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	9.884233	12.913921	30.65%	0
2016	10.143792	9.884233	-2.56%	0
2015*	10.000000	10.143792	1.44%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	9.959608	10.319017	3.61%	0
2016	9.001794	9.959608	10.64%	0
2015*	10.000000	9.001794	-9.98%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	9.806031	10.219946	4.22%	0
2016	9.367756	9.806031	4.68%	0
2015	9.858340	9.367756	-4.98%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	10.515911	11.176658	6.28%	0
2016	9.516730	10.515911	10.50%	0
2015	10.566697	9.516730	-9.94%	0
2014	10.423618	10.566697	1.37%	0
2013*	10.000000	10.423618	4.24%	0
115

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	11.734622	12.349665	5.24%	0
2016	10.794653	11.734622	8.71%	0
2015	11.562126	10.794653	-6.64%	0
2014	11.287692	11.562126	2.43%	0
2013*	10.000000	11.287692	12.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.269962	9.156379	-1.23%	0
2016	9.292608	9.269962	-0.24%	0
2015*	10.000000	9.292608	-7.07%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.517760	10.432957	9.62%	0
2016	9.413070	9.517760	1.11%	0
2015	10.314296	9.413070	-8.74%	0
2014	10.240239	10.314296	0.72%	0
2013*	10.000000	10.240239	2.40%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.376726	9.200928	-1.87%	0
2016	9.583796	9.376726	-2.16%	0
2015	9.946612	9.583796	-3.65%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	5.473846	5.766658	5.35%	0
2016	6.627003	5.473846	-17.40%	0
2015	6.946521	6.627003	-4.60%	0
2014	6.395849	6.946521	8.61%	0
2013	6.433906	6.395849	-0.59%	0
2012	7.478273	6.433906	-13.97%	0
2011	8.445621	7.478273	-11.45%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	9.426452	10.491954	11.30%	0
2016	9.663859	9.426452	-2.46%	0
2015	9.848912	9.663859	-1.88%	0
2014	9.887664	9.848912	-0.39%	0
2013	8.687284	9.887664	13.82%	0
2012	8.585485	8.687284	1.19%	0
2011	9.481843	8.585485	-9.45%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	7.295511	7.329771	0.47%	0
2016	7.564850	7.295511	-3.56%	0
2015	7.665149	7.564850	-1.31%	0
2014	7.558186	7.665149	1.42%	0
2013	7.673135	7.558186	-1.50%	0
2012	7.746882	7.673135	-0.95%	0
2011	7.732622	7.746882	0.18%	0
116

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.226699	10.253694	0.26%	0
2016	9.720547	10.226699	5.21%	0
2015	9.958991	9.720547	-2.39%	0
2014	10.038570	9.958991	-0.79%	0
2013*	10.000000	10.038570	0.39%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.235555	10.894411	6.44%	0
2016	9.471350	10.235555	8.07%	0
2015	10.224371	9.471350	-7.36%	0
2014	9.981514	10.224371	2.43%	0
2013*	10.000000	9.981514	-0.18%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	9.995869	11.457053	14.62%	0
2016	10.586693	9.995869	-5.58%	0
2015	11.920490	10.586693	-11.19%	0
2014	12.985749	11.920490	-8.20%	0
2013	10.709483	12.985749	21.25%	0
2012	9.274386	10.709483	15.47%	0
2011	10.313800	9.274386	-10.08%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.145700	10.090705	23.88%	0
2016	6.959282	8.145700	17.05%	0
2015	8.984054	6.959282	-22.54%	0
2014	9.722455	8.984054	-7.59%	0
2013*	10.000000	9.722455	-2.78%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	9.608200	10.095852	5.08%	0
2016	8.594726	9.608200	11.79%	0
2015	9.443833	8.594726	-8.99%	0
2014	9.895371	9.443833	-4.56%	0
2013*	10.000000	9.895371	-1.05%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	10.210832	10.942668	7.17%	0
2016	9.941890	10.210832	2.71%	0
2015	10.522066	9.941890	-5.51%	0
2014	10.416267	10.522066	1.02%	0
2013	9.903451	10.416267	5.18%	0
2012	9.354429	9.903451	5.87%	0
2011*	10.000000	9.354429	-6.46%	0
117

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	10.528646	11.181223	6.20%	0
2016	9.824931	10.528646	7.16%	0
2015	10.259911	9.824931	-4.24%	0
2014	10.290741	10.259911	-0.30%	0
2013	11.639267	10.290741	-11.59%	0
2012	10.190761	11.639267	14.21%	0
2011*	10.000000	10.190761	1.91%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.744354	10.627763	9.07%	0
2016	8.746076	9.744354	11.41%	0
2015	10.481450	8.746076	-16.56%	0
2014*	10.000000	10.481450	4.81%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	10.805891	11.488422	6.32%	0
2016	10.812833	10.805891	-0.06%	0
2015	11.319348	10.812833	-4.47%	0
2014	10.260185	11.319348	10.32%	0
2013	10.316726	10.260185	-0.55%	0
2012	8.193830	10.316726	25.91%	0
2011*	10.000000	8.193830	-18.06%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	9.928388	11.157644	12.38%	0
2016	9.711583	9.928388	2.23%	0
2015	10.722538	9.711583	-9.43%	0
2014	10.849047	10.722538	-1.17%	0
2013	9.672323	10.849047	12.17%	0
2012	8.779921	9.672323	10.16%	0
2011*	10.000000	8.779921	-12.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	12.977649	14.562813	12.21%	0
2016	12.285928	12.977649	5.63%	0
2015	12.555431	12.285928	-2.15%	0
2014	12.341225	12.555431	1.74%	0
2013	10.330451	12.341225	19.46%	0
2012	9.213613	10.330451	12.12%	0
2011*	10.000000	9.213613	-7.86%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.666614	9.660131	-0.07%	0
2016	9.754372	9.666614	-0.90%	0
2015	10.052195	9.754372	-2.96%	0
118

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.762730	15.978056	16.10%	0
2016	13.105655	13.762730	5.01%	0
2015	13.766457	13.105655	-4.80%	0
2014	13.595537	13.766457	1.26%	0
2013	10.836230	13.595537	25.46%	0
2012	9.628374	10.836230	12.54%	0
2011	10.612818	9.628374	-9.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.781033	12.792797	8.59%	0
2016	11.457032	11.781033	2.83%	0
2015	11.950204	11.457032	-4.13%	0
2014	11.824373	11.950204	1.06%	0
2013	10.642644	11.824373	11.10%	0
2012	9.889998	10.642644	7.61%	0
2011	10.344856	9.889998	-4.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.775936	14.338002	12.23%	0
2016	12.284079	12.775936	4.00%	0
2015	12.847852	12.284079	-4.39%	0
2014	12.664006	12.847852	1.45%	0
2013	10.778937	12.664006	17.49%	0
2012	9.789069	10.778937	10.11%	0
2011	10.462333	9.789069	-6.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.328058	10.645189	3.07%	0
2016	10.187588	10.328058	1.38%	0
2015	10.591262	10.187588	-3.81%	0
2014	10.577180	10.591262	0.13%	0
2013	10.402420	10.577180	1.68%	0
2012	9.987131	10.402420	4.16%	0
2011	10.162452	9.987131	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	9.640400	10.721951	11.22%	0
2016	9.424250	9.640400	2.29%	0
2015	10.162179	9.424250	-7.26%	0
2014	10.255523	10.162179	-0.91%	0
2013*	10.000000	10.255523	2.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.590385	10.947509	14.15%	0
2016	9.317481	9.590385	2.93%	0
2015	10.108613	9.317481	-7.83%	0
2014	10.327369	10.108613	-2.12%	0
2013*	10.000000	10.327369	3.27%	0
119

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.289380	13.573220	10.45%	0
2016	11.880745	12.289380	3.44%	0
2015	12.392971	11.880745	-4.13%	0
2014	12.230503	12.392971	1.33%	0
2013	10.714066	12.230503	14.15%	0
2012	9.840370	10.714066	8.88%	0
2011	10.397040	9.840370	-5.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.109364	14.999800	14.42%	0
2016	12.573101	13.109364	4.27%	0
2015	13.174048	12.573101	-4.56%	0
2014	13.002402	13.174048	1.32%	0
2013	10.797022	13.002402	20.43%	0
2012	9.724779	10.797022	11.03%	0
2011	10.527089	9.724779	-7.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.343852	12.079949	6.49%	0
2016	11.043364	11.343852	2.72%	0
2015	11.519417	11.043364	-4.13%	0
2014	11.421685	11.519417	0.86%	0
2013	10.596167	11.421685	7.79%	0
2012	9.937830	10.596167	6.62%	0
2011	10.282836	9.937830	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	9.797539	9.852309	0.56%	0
2016	9.783718	9.797539	0.14%	0
2015	10.149231	9.783718	-3.60%	0
2014	9.986412	10.149231	1.63%	0
2013	10.521498	9.986412	-5.09%	0
2012	10.137355	10.521498	3.79%	0
2011*	10.000000	10.137355	1.37%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.746945	13.419918	14.24%	0
2016	10.882425	11.746945	7.94%	0
2015	11.597000	10.882425	-6.16%	0
2014	11.604968	11.597000	-0.07%	0
2013*	10.000000	11.604968	16.05%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.234400	12.393101	10.31%	0
2016	10.658144	11.234400	5.41%	0
2015	11.196407	10.658144	-4.81%	0
2014	11.343768	11.196407	-1.30%	0
2013*	10.000000	11.343768	13.44%	0
120

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.102921	11.111805	37.13%	0
2016	7.762354	8.102921	4.39%	0
2015	9.536353	7.762354	-18.60%	0
2014*	10.000000	9.536353	-4.64%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.486174	9.384514	-1.07%	0
2016	9.716733	9.486174	-2.37%	0
2015	10.038531	9.716733	-3.21%	0
2014*	10.000000	10.038531	0.39%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.008752	7.777915	-2.88%	0
2016	8.264084	8.008752	-3.09%	0
2015	8.528462	8.264084	-3.10%	0
2014	8.801300	8.528462	-3.10%	0
2013	9.082870	8.801300	-3.10%	0
2012	9.374250	9.082870	-3.11%	0
2011	9.673308	9.374250	-3.09%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.110559	11.026220	21.03%	0
2016	9.315234	9.110559	-2.20%	0
2015	9.706463	9.315234	-4.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.404600	11.941319	14.77%	0
2016	9.807889	10.404600	6.08%	0
2015	10.223750	9.807889	-4.07%	0
2014*	10.000000	10.223750	2.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.092599	10.869313	7.70%	0
2016	9.797078	10.092599	3.02%	0
2015	10.128119	9.797078	-3.27%	0
2014*	10.000000	10.128119	1.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.268637	11.424906	11.26%	0
2016	9.835033	10.268637	4.41%	0
2015	10.203989	9.835033	-3.62%	0
2014*	10.000000	10.203989	2.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	9.849584	10.087529	2.42%	0
2016	9.748152	9.849584	1.04%	0
2015	10.033459	9.748152	-2.84%	0
2014*	10.000000	10.033459	0.33%	0
121

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	9.759323	10.784696	10.51%	0
2016	9.526872	9.759323	2.44%	0
2015	10.161045	9.526872	-6.24%	0
2014	10.234786	10.161045	-0.72%	0
2013*	10.000000	10.234786	2.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	9.793654	11.100933	13.35%	0
2016	9.449261	9.793654	3.64%	0
2015	10.153183	9.449261	-6.93%	0
2014	10.299468	10.153183	-1.42%	0
2013*	10.000000	10.299468	2.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.219614	11.183993	9.44%	0
2016	9.842558	10.219614	3.83%	0
2015	10.191570	9.842558	-3.42%	0
2014*	10.000000	10.191570	1.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.309626	11.657385	13.07%	0
2016	9.806731	10.309626	5.13%	0
2015	10.194904	9.806731	-3.81%	0
2014*	10.000000	10.194904	1.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.045319	10.631525	5.84%	0
2016	9.806490	10.045319	2.44%	0
2015	10.123340	9.806490	-3.13%	0
2014*	10.000000	10.123340	1.23%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.120738	12.477588	12.20%	0
2016	9.539834	11.120738	16.57%	0
2015	10.101044	9.539834	-5.56%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.436834	9.724136	3.04%	0
2016	8.962856	9.436834	5.29%	0
2015	9.524940	8.962856	-5.90%	0
2014	9.462179	9.524940	0.66%	0
2013*	10.000000	9.462179	-5.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	11.020495	13.407225	21.66%	0
2016	11.660327	11.020495	-5.49%	0
2015	12.112753	11.660327	-3.74%	0
2014	12.671682	12.112753	-4.41%	0
2013	10.800460	12.671682	17.33%	0
2012	9.649167	10.800460	11.93%	0
2011	11.017705	9.649167	-12.42%	0
122

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.301934	9.858421	18.75%	0
2016	8.160309	8.301934	1.74%	0
2015	8.897115	8.160309	-8.28%	0
2014*	10.000000	8.897115	-11.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	15.422975	19.412332	25.87%	0
2016	15.604440	15.422975	-1.16%	0
2015	15.614976	15.604440	-0.07%	0
2014	14.629812	15.614976	6.73%	0
2013	11.232143	14.629812	30.25%	0
2012	9.981272	11.232143	12.53%	0
2011	10.643999	9.981272	-6.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.473690	17.149099	10.83%	0
2016	13.759496	15.473690	12.46%	0
2015	14.705146	13.759496	-6.43%	0
2014	13.765560	14.705146	6.83%	0
2013	10.520579	13.765560	30.84%	0
2012	9.233598	10.520579	13.94%	0
2011	10.146681	9.233598	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	15.290254	18.896012	23.58%	0
2016	14.877137	15.290254	2.78%	0
2015	15.406442	14.877137	-3.44%	0
2014	15.329207	15.406442	0.50%	0
2013	11.413141	15.329207	34.31%	0
2012	10.274485	11.413141	11.08%	0
2011	11.096472	10.274485	-7.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.177613	20.053663	10.32%	0
2016	15.950998	18.177613	13.96%	0
2015	16.950516	15.950998	-5.90%	0
2014	14.948450	16.950516	13.39%	0
2013	11.369872	14.948450	31.47%	0
2012	10.085854	11.369872	12.73%	0
2011	10.655251	10.085854	-5.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.172692	13.526214	21.06%	0
2016	10.645065	11.172692	4.96%	0
2015	10.903228	10.645065	-2.37%	0
2014*	10.000000	10.903228	9.03%	0
123

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	11.793818	12.465126	5.69%	0
2016	9.663844	11.793818	22.04%	0
2015	10.612212	9.663844	-8.94%	0
2014*	10.000000	10.612212	6.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	11.681733	12.847551	9.98%	0
2016	9.813623	11.681733	19.04%	0
2015	10.296002	9.813623	-4.69%	0
2014*	10.000000	10.296002	2.96%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.355386	13.262998	16.80%	0
2016	10.519502	11.355386	7.95%	0
2015	10.755464	10.519502	-2.19%	0
2014*	10.000000	10.755464	7.55%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	10.893846	11.205719	2.86%	0
2016	10.488431	10.893846	3.87%	0
2015	11.473470	10.488431	-8.59%	0
2014	9.206582	11.473470	24.62%	0
2013*	10.000000	9.206582	-7.93%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	10.700775	12.602775	17.77%	0
2016	9.888590	10.700775	8.21%	0
2015	10.087615	9.888590	-1.97%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	8.938044	8.798494	-1.56%	0
2016	8.998972	8.938044	-0.68%	0
2015	9.318664	8.998972	-3.43%	0
2014	9.569524	9.318664	-2.62%	0
2013	9.865278	9.569524	-3.00%	0
2012	9.835164	9.865278	0.31%	0
2011*	10.000000	9.835164	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	10.997624	12.169083	10.65%	0
2016	9.388850	10.997624	17.13%	0
2015	10.186596	9.388850	-7.83%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	8.872034	9.172248	3.38%	0
2016	9.214475	8.872034	-3.72%	0
2015	10.016188	9.214475	-8.00%	0
124

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.279083	9.922969	6.94%	0
2016	8.767169	9.279083	5.84%	0
2015	9.765713	8.767169	-10.22%	0
2014	10.108097	9.765713	-3.39%	0
2013*	10.000000	10.108097	1.08%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	9.650877	9.620805	-0.31%	0
2016	8.798028	9.650877	9.69%	0
2015	9.380608	8.798028	-6.21%	0
2014	9.546859	9.380608	-1.74%	0
2013*	10.000000	9.546859	-4.53%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	9.388112	9.290342	-1.04%	0
2016	9.281887	9.388112	1.14%	0
2015	9.825318	9.281887	-5.53%	0
2014	10.249965	9.825318	-4.14%	0
2013	10.112426	10.249965	1.36%	0
2012*	10.000000	10.112426	1.12%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	10.852213	14.336684	32.11%	0
2016	11.216073	10.852213	-3.24%	0
2015	11.164918	11.216073	0.46%	0
2014	11.290024	11.164918	-1.11%	0
2013*	10.000000	11.290024	12.90%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.526510	10.467202	9.87%	0
2016	8.706738	9.526510	9.42%	0
2015	9.894538	8.706738	-12.00%	0
2014	10.164871	9.894538	-2.66%	0
2013	10.478620	10.164871	-2.99%	0
2012	9.419805	10.478620	11.24%	0
2011*	10.000000	9.419805	-5.80%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	5.772905	5.708922	-1.11%	0
2016	5.185838	5.772905	11.32%	0
2015	7.199665	5.185838	-27.97%	0
2014	9.130287	7.199665	-21.15%	0
2013	11.048258	9.130287	-17.36%	0
2012	10.846757	11.048258	1.86%	0
2011	12.106277	10.846757	-10.40%	0
125

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	11.298816	12.020386	6.39%	0
2016	10.298526	11.298816	9.71%	0
2015	10.885459	10.298526	-5.39%	0
2014	11.078100	10.885459	-1.74%	0
2013	12.298505	11.078100	-9.92%	0
2012	10.778085	12.298505	14.11%	0
2011	10.471595	10.778085	2.93%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.095934	9.760955	7.31%	0
2016	9.121293	9.095934	-0.28%	0
2015	10.140739	9.121293	-10.05%	0
2014	10.433751	10.140739	-2.81%	0
2013	11.524353	10.433751	-9.46%	0
2012	11.302647	11.524353	1.96%	0
2011	10.757826	11.302647	5.06%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.516759	10.008393	5.17%	0
2016	9.447899	9.516759	0.73%	0
2015	10.170579	9.447899	-7.11%	0
2014	10.274178	10.170579	-1.01%	0
2013	11.596241	10.274178	-11.40%	0
2012	11.199627	11.596241	3.54%	0
2011	10.755052	11.199627	4.13%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	12.290145	12.686119	3.22%	0
2016	11.287747	12.290145	8.88%	0
2015	11.858654	11.287747	-4.81%	0
2014	11.854812	11.858654	0.03%	0
2013	11.582031	11.854812	2.36%	0
2012	10.467690	11.582031	10.65%	0
2011	10.463293	10.467690	0.04%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	8.945096	8.777092	-1.88%	0
2016	9.111563	8.945096	-1.83%	0
2015	9.383470	9.111563	-2.90%	0
2014	9.611738	9.383470	-2.37%	0
2013	9.942315	9.611738	-3.32%	0
2012	9.703294	9.942315	2.46%	0
2011*	10.000000	9.703294	-2.97%	0
126

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.708822	9.861875	1.58%	0
2016	9.766249	9.708822	-0.59%	0
2015	10.044981	9.766249	-2.77%	0
2014	9.951610	10.044981	0.94%	0
2013	10.485251	9.951610	-5.09%	0
2012	9.882690	10.485251	6.10%	0
2011*	10.000000	9.882690	-1.17%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.536836	9.695387	1.66%	0
2016	9.405347	9.536836	1.40%	0
2015	9.882922	9.405347	-4.83%	0
2014	9.907484	9.882922	-0.25%	0
2013*	10.000000	9.907484	-0.93%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	12.835094	13.034657	1.55%	0
2016	12.150892	12.835094	5.63%	0
2015	12.520337	12.150892	-2.95%	0
2014	12.625556	12.520337	-0.83%	0
2013	11.842921	12.625556	6.61%	0
2012	10.709885	11.842921	10.58%	0
2011	10.756419	10.709885	-0.43%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	7.912511	10.189221	28.77%	0
2016	8.112999	7.912511	-2.47%	0
2015	9.239393	8.112999	-12.19%	0
2014	9.687046	9.239393	-4.62%	0
2013	8.695063	9.687046	11.41%	0
2012	7.771180	8.695063	11.89%	0
2011	10.985197	7.771180	-29.26%	0
ProFunds - ProFund VP Banks - Q/NQ
2017	15.181830	17.348953	14.27%	0
2016	12.713113	15.181830	19.42%	0
2015	13.176949	12.713113	-3.52%	0
2014	12.320043	13.176949	6.96%	0
2013	9.526716	12.320043	29.32%	0
2012	7.370159	9.526716	29.26%	0
2011*	10.000000	7.370159	-26.30%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	8.680833	10.343892	19.16%	0
2016	7.559884	8.680833	14.83%	0
2015	9.063841	7.559884	-16.59%	0
2014	9.198809	9.063841	-1.47%	0
2013	8.015594	9.198809	14.76%	0
2012	7.625564	8.015594	5.11%	0
2011*	10.000000	7.625564	-23.74%	0
127

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2017	2.904079	2.308633	-20.50%	0
2016	3.446686	2.904079	-15.74%	0
2015	3.741170	3.446686	-7.87%	0
2014	4.502424	3.741170	-16.91%	0
2013	6.326283	4.502424	-28.83%	0
2012	7.828553	6.326283	-19.19%	0
2011	8.866130	7.828553	-11.70%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	21.188948	25.162943	18.76%	0
2016	25.869324	21.188948	-18.09%	0
2015	25.844098	25.869324	0.10%	0
2014	20.558824	25.844098	25.71%	0
2013	12.597151	20.558824	63.20%	0
2012	9.239648	12.597151	36.34%	0
2011*	10.000000	9.239648	-7.60%	0
ProFunds - ProFund VP Bull - Q/NQ
2017	15.252142	17.639739	15.65%	0
2016	14.352185	15.252142	6.27%	0
2015	14.879526	14.352185	-3.54%	0
2014	13.775668	14.879526	8.01%	0
2013	10.956047	13.775668	25.74%	0
2012	9.928403	10.956047	10.35%	0
2011	10.245296	9.928403	-3.09%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	14.125779	15.750091	11.50%	0
2016	14.077595	14.125779	0.34%	0
2015	13.947272	14.077595	0.93%	0
2014	13.057958	13.947272	6.81%	0
2013	10.490706	13.057958	24.47%	0
2012	9.766504	10.490706	7.42%	0
2011*	10.000000	9.766504	-2.33%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	17.037773	19.543923	14.71%	0
2016	16.874997	17.037773	0.96%	0
2015	16.634767	16.874997	1.44%	0
2014	15.264822	16.634767	8.97%	0
2013	11.262574	15.264822	35.54%	0
2012	9.519775	11.262574	18.31%	0
2011*	10.000000	9.519775	-4.80%	0
128

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	6.389573	8.251670	29.14%	0
2016	5.939452	6.389573	7.58%	0
2015	7.417621	5.939452	-19.93%	0
2014	7.926162	7.417621	-6.42%	0
2013	8.741283	7.926162	-9.32%	0
2012	8.465470	8.741283	3.26%	0
2011	10.879732	8.465470	-22.19%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	9.829997	11.403977	16.01%	0
2016	9.408873	9.829997	4.48%	0
2015	10.895278	9.408873	-13.64%	0
2014	12.308334	10.895278	-11.48%	0
2013	10.442644	12.308334	17.87%	0
2012	9.243392	10.442644	12.97%	0
2011	10.468940	9.243392	-11.71%	0
ProFunds - ProFund VP Financials - Q/NQ
2017	14.757508	16.902799	14.54%	0
2016	13.205266	14.757508	11.75%	0
2015	13.834531	13.205266	-4.55%	0
2014	12.643829	13.834531	9.42%	0
2013	9.879126	12.643829	27.99%	0
2012	8.174256	9.879126	20.86%	0
2011*	10.000000	8.174256	-18.26%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	16.574605	19.422203	17.18%	0
2016	17.825984	16.574605	-7.02%	0
2015	17.516404	17.825984	1.77%	0
2014	14.613324	17.516404	19.87%	0
2013	10.790445	14.613324	35.43%	0
2012	9.485402	10.790445	13.76%	0
2011*	10.000000	9.485402	-5.15%	0
ProFunds - ProFund VP Industrials - Q/NQ
2017	14.134697	16.765946	18.62%	0
2016	12.408360	14.134697	13.91%	0
2015	13.258877	12.408360	-6.41%	0
2014	12.960272	13.258877	2.30%	0
2013	9.678563	12.960272	33.91%	0
2012	8.625987	9.678563	12.20%	0
2011*	10.000000	8.625987	-13.74%	0
129

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2017	9.259204	10.928886	18.03%	0
2016	9.643856	9.259204	-3.99%	0
2015	10.315896	9.643856	-6.51%	0
2014	11.585405	10.315896	-10.96%	0
2013	10.005556	11.585405	15.79%	0
2012	8.907126	10.005556	12.33%	0
2011	10.730478	8.907126	-16.99%	0
ProFunds - ProFund VP Internet - Q/NQ
2017	16.657808	21.962930	31.85%	0
2016	16.288567	16.657808	2.27%	0
2015	13.966913	16.288567	16.62%	0
2014	14.253948	13.966913	-2.01%	0
2013	9.695861	14.253948	47.01%	0
2012	8.355369	9.695861	16.04%	0
2011*	10.000000	8.355369	-16.45%	0
ProFunds - ProFund VP Japan - Q/NQ
2017	11.885382	13.643307	14.79%	0
2016	12.214051	11.885382	-2.69%	0
2015	11.912766	12.214051	2.53%	0
2014	11.909671	11.912766	0.03%	0
2013	8.291118	11.909671	43.64%	0
2012	6.959766	8.291118	19.13%	0
2011	8.816769	6.959766	-21.06%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	18.467997	23.333127	26.34%	0
2016	18.105499	18.467997	2.00%	0
2015	17.388430	18.105499	4.12%	0
2014	15.336456	17.388430	13.38%	0
2013	11.786902	15.336456	30.11%	0
2012	10.465953	11.786902	12.62%	0
2011	10.645094	10.465953	-1.68%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	10.024022	9.405772	-6.17%	0
2016	8.329442	10.024022	20.34%	0
2015	11.218289	8.329442	-25.75%	0
2014	12.989094	11.218289	-13.63%	0
2013	10.803876	12.989094	20.23%	0
2012	10.836399	10.803876	-0.30%	0
2011	10.936699	10.836399	-0.92%	0
130

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	15.501360	16.578061	6.95%	0
2016	16.616382	15.501360	-6.71%	0
2015	16.418520	16.616382	1.21%	0
2014	14.195413	16.418520	15.66%	0
2013	11.129376	14.195413	27.55%	0
2012	10.268889	11.129376	8.38%	0
2011*	10.000000	10.268889	2.69%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	2.952384	3.012144	2.02%	0
2016	1.955186	2.952384	51.00%	0
2015	3.005148	1.955186	-34.94%	0
2014	4.073715	3.005148	-26.23%	0
2013	6.775063	4.073715	-39.87%	0
2012	8.182754	6.775063	-17.20%	0
2011*	10.000000	8.182754	-18.17%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2017	12.174511	12.747913	4.71%	0
2016	11.882522	12.174511	2.46%	0
2015	12.223039	11.882522	-2.79%	0
2014	10.089682	12.223039	21.14%	0
2013	10.402951	10.089682	-3.01%	0
2012	9.162923	10.402951	13.53%	0
2011*	10.000000	9.162923	-8.37%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.175320	2.710773	-14.63%	0
2016	3.454997	3.175320	-8.09%	0
2015	3.623043	3.454997	-4.64%	0
2014	5.361364	3.623043	-32.42%	0
2013	4.750138	5.361364	12.87%	0
2012	5.267953	4.750138	-9.83%	0
2011	8.698374	5.267953	-39.44%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	15.872536	20.851371	31.37%	0
2016	12.825123	15.872536	23.76%	0
2015	13.627345	12.825123	-5.89%	0
2014	10.453495	13.627345	30.36%	0
2013	8.082160	10.453495	29.34%	0
2012	8.704424	8.082160	-7.15%	0
2011*	10.000000	8.704424	-12.96%	0
131

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	5.933340	4.148850	-30.08%	0
2016	7.309918	5.933340	-18.83%	0
2015	6.764485	7.309918	8.06%	0
2014	7.191510	6.764485	-5.94%	0
2013	7.438690	7.191510	-3.32%	0
2012	8.829091	7.438690	-15.75%	0
2011	8.232973	8.829091	7.24%	0
ProFunds - ProFund VP Short International - Q/NQ
2017	4.173177	3.209548	-23.09%	0
2016	4.576197	4.173177	-8.81%	0
2015	4.908224	4.576197	-6.76%	0
2014	4.927286	4.908224	-0.39%	0
2013	6.437371	4.927286	-23.46%	0
2012	8.321216	6.437371	-22.64%	0
2011	8.434537	8.321216	-1.34%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.295290	1.662720	-27.56%	0
2016	2.633477	2.295290	-12.84%	0
2015	3.125469	2.633477	-15.74%	0
2014	4.001000	3.125469	-21.88%	0
2013	5.848943	4.001000	-31.59%	0
2012	7.433993	5.848943	-21.32%	0
2011	8.568994	7.433993	-13.25%	0
ProFunds - ProFund VP Technology - Q/NQ
2017	14.691048	19.246488	31.01%	0
2016	13.494053	14.691048	8.87%	0
2015	13.599026	13.494053	-0.77%	0
2014	11.881545	13.599026	14.46%	0
2013	9.794078	11.881545	21.31%	0
2012	9.163554	9.794078	6.88%	0
2011*	10.000000	9.163554	-8.36%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	13.029443	12.358489	-5.15%	0
2016	11.051525	13.029443	17.90%	0
2015	11.234071	11.051525	-1.62%	0
2014	11.528311	11.234071	-2.55%	0
2013	10.615825	11.528311	8.60%	0
2012	9.402975	10.615825	12.90%	0
2011*	10.000000	9.402975	-5.97%	0
132

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	12.957668	13.748365	6.10%	0
2016	13.412325	12.957668	-3.39%	0
2015	14.668849	13.412325	-8.57%	0
2014	11.098898	14.668849	32.16%	536
2013	14.160183	11.098898	-21.62%	0
2012	14.473579	14.160183	-2.17%	0
2011	10.407079	14.473579	39.07%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	36.928470	60.243237	63.13%	0
2016	35.081355	36.928470	5.27%	0
2015	31.868284	35.081355	10.08%	0
2014	24.210351	31.868284	31.63%	0
2013	13.954043	24.210351	73.50%	0
2012	10.766953	13.954043	29.60%	0
2011	11.245036	10.766953	-4.25%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.590771	0.315210	-46.64%	0
2016	0.764049	0.590771	-22.68%	0
2015	1.069297	0.764049	-28.55%	0
2014	1.717694	1.069297	-37.75%	0
2013	3.451263	1.717694	-50.23%	0
2012	5.499150	3.451263	-37.24%	0
2011	7.291903	5.499150	-24.59%	0
ProFunds - ProFund VP Utilities - Q/NQ
2017	14.045310	15.059314	7.22%	0
2016	12.594383	14.045310	11.52%	0
2015	13.886439	12.594383	-9.30%	0
2014	11.383813	13.886439	21.98%	0
2013	10.367724	11.383813	9.80%	0
2012	10.685150	10.367724	-2.97%	0
2011*	10.000000	10.685150	6.85%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2017	5.471663	5.964519	9.01%	0
2016	4.436995	5.471663	23.32%	0
2015	4.812922	4.436995	-7.81%	0
2014	4.802694	4.812922	0.21%	0
2013	3.836596	4.802694	25.18%	0
2012	3.187649	3.836596	20.36%	0
2011	4.229865	3.187649	-24.64%	0
133

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	10.906340	12.834919	17.68%	0
2016	8.600080	10.906340	26.82%	0
2015	10.731882	8.600080	-19.86%	0
2014	11.280258	10.731882	-4.86%	0
2013	11.497559	11.280258	-1.89%	0
2012	10.717007	11.497559	7.28%	0
2011	13.238427	10.717007	-19.05%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	22.216865	27.868692	25.44%	0
2016	28.536788	22.216865	-22.15%	0
2015	27.149523	28.536788	5.11%	0
2014	21.114117	27.149523	28.58%	0
2013	14.130046	21.114117	49.43%	0
2012	10.724121	14.130046	31.76%	0
2011	10.006594	10.724121	7.17%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	2.412006	2.440980	1.20%	0
2016	2.254450	2.412006	6.99%	0
2015	3.514789	2.254450	-35.86%	0
2014	5.496983	3.514789	-36.06%	0
2013	5.861087	5.496983	-6.21%	0
2012	6.135483	5.861087	-4.47%	0
2011	6.781946	6.135483	-9.53%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	17.999953	19.454581	8.08%	0
2016	17.619623	17.999953	2.16%	0
2015	17.118073	17.619623	2.93%	0
2014	15.685073	17.118073	9.14%	0
2013	12.620979	15.685073	24.28%	0
2012	11.945026	12.620979	5.66%	0
2011	10.834994	11.945026	10.24%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	16.489879	25.332267	53.62%	0
2016	13.016643	16.489879	26.68%	0
2015	14.024633	13.016643	-7.19%	0
2014	12.391198	14.024633	13.18%	0
2013	7.859396	12.391198	57.66%	0
2012	6.924220	7.859396	13.51%	0
2011	6.549997	6.924220	5.71%	0
134

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	12.047717	15.302042	27.01%	0
2016	9.998386	12.047717	20.50%	0
2015	10.105706	9.998386	-1.06%	0
2014	8.428240	10.105706	19.90%	0
2013	6.440212	8.428240	30.87%	0
2012	6.577726	6.440212	-2.09%	0
2011	8.128041	6.577726	-19.07%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2017	7.733683	7.025059	-9.16%	0
2016	6.074922	7.733683	27.31%	0
2015	8.985572	6.074922	-32.39%	0
2014	11.395905	8.985572	-21.15%	0
2013	9.525051	11.395905	19.64%	0
2012	9.599894	9.525051	-0.78%	0
2011	10.521827	9.599894	-8.76%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	5.859618	4.619724	-21.16%	0
2016	4.909913	5.859618	19.34%	0
2015	7.419182	4.909913	-33.82%	0
2014	10.836413	7.419182	-31.53%	0
2013	9.026653	10.836413	20.05%	0
2012	9.278771	9.026653	-2.72%	0
2011	10.556201	9.278771	-12.10%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	4.547586	5.667577	24.63%	0
2016	4.969967	4.547586	-8.50%	0
2015	5.526204	4.969967	-10.07%	0
2014	6.517188	5.526204	-15.21%	0
2013	5.428551	6.517188	20.05%	0
2012	4.605131	5.428551	17.88%	0
2011	5.600047	4.605131	-17.77%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	7.299855	8.176015	12.00%	0
2016	6.503444	7.299855	12.25%	0
2015	6.990188	6.503444	-6.96%	0
2014	6.407714	6.990188	9.09%	0
2013	5.184119	6.407714	23.60%	0
2012	4.361076	5.184119	18.87%	0
2011	5.289897	4.361076	-17.56%	0
135

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	13.016636	13.828962	6.24%	0
2016	13.477576	13.016636	-3.42%	0
2015	14.655638	13.477576	-8.04%	0
2014	11.231593	14.655638	30.49%	0
2013	14.178962	11.231593	-20.79%	0
2012	14.206854	14.178962	-0.20%	0
2011	10.361667	14.206854	37.11%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	15.922236	18.957462	19.06%	0
2016	18.194600	15.922236	-12.49%	0
2015	17.963033	18.194600	1.29%	0
2014	14.875263	17.963033	20.76%	0
2013	10.824535	14.875263	37.42%	0
2012	9.534967	10.824535	13.52%	0
2011	9.398743	9.534967	1.45%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.353171	10.722016	3.56%	0
2016	9.571394	10.353171	8.17%	0
2015	9.948234	9.571394	-3.79%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2017	16.681637	21.656488	29.82%	0
2016	16.482022	16.681637	1.21%	0
2015	15.697236	16.482022	5.00%	0
2014	15.888630	15.697236	-1.20%	0
2013	10.842146	15.888630	46.55%	0
2012	9.377515	10.842146	15.62%	0
2011	10.987025	9.377515	-14.65%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.628087	0.371555	-40.84%	0
2016	0.921285	0.628087	-31.82%	0
2015	1.033832	0.921285	-10.89%	0
2014	1.363770	1.033832	-24.19%	0
2013	2.508300	1.363770	-45.63%	0
2012	3.338540	2.508300	-24.87%	0
2011	4.724178	3.338540	-29.33%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.749042	2.427278	-11.70%	0
2016	2.922718	2.749042	-5.94%	0
2015	3.053374	2.922718	-4.28%	0
2014	4.196571	3.053374	-27.24%	0
2013	3.757360	4.196571	11.69%	0
2012	4.134016	3.757360	-9.11%	0
2011	6.132917	4.134016	-32.59%	0
136

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.767351	1.480692	-16.22%	0
2016	2.255235	1.767351	-21.63%	0
2015	2.353875	2.255235	-4.19%	0
2014	2.746689	2.353875	-14.30%	0
2013	3.913667	2.746689	-29.82%	0
2012	4.947716	3.913667	-20.90%	0
2011	5.509701	4.947716	-10.20%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	1.493884	1.090697	-26.99%	0
2016	1.703029	1.493884	-12.28%	0
2015	2.017192	1.703029	-15.57%	0
2014	2.558403	2.017192	-21.15%	0
2013	3.721483	2.558403	-31.25%	0
2012	4.721258	3.721483	-21.18%	0
2011	5.417871	4.721258	-12.86%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.723661	1.445055	-16.16%	0
2016	2.231206	1.723661	-22.75%	0
2015	2.300267	2.231206	-3.00%	0
2014	2.604294	2.300267	-11.67%	0
2013	3.886674	2.604294	-32.99%	0
2012	4.901228	3.886674	-20.70%	0
2011	5.474412	4.901228	-10.47%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	2.405529	1.926657	-19.91%	0
2016	2.821022	2.405529	-14.73%	0
2015	3.046374	2.821022	-7.40%	0
2014	3.675078	3.046374	-17.11%	0
2013	5.161369	3.675078	-28.80%	0
2012	6.416592	5.161369	-19.56%	0
2011	7.279706	6.416592	-11.86%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	8.815960	12.841186	45.66%	0
2016	8.356336	8.815960	5.50%	0
2015	7.699950	8.356336	8.52%	0
2014	9.394024	7.699950	-18.03%	0
2013	6.214356	9.394024	51.17%	0
2012	5.340084	6.214356	16.37%	0
2011	7.756053	5.340084	-31.15%	0
137

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	14.092002	16.402969	16.40%	0
2016	13.272099	14.092002	6.18%	0
2015	13.655290	13.272099	-2.81%	0
2014	13.110659	13.655290	4.15%	0
2013	9.500524	13.110659	38.00%	0
2012	8.082013	9.500524	17.55%	0
2011	8.140501	8.082013	-0.72%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	17.436215	20.690141	18.66%	0
2016	13.878309	17.436215	25.64%	0
2015	15.156345	13.878309	-8.43%	0
2014	13.973563	15.156345	8.46%	0
2013	9.598485	13.973563	45.58%	0
2012	7.967736	9.598485	20.47%	0
2011	8.897846	7.967736	-10.45%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	31.913812	52.420647	64.26%	0
2016	30.047866	31.913812	6.21%	0
2015	27.052072	30.047866	11.07%	0
2014	20.440644	27.052072	32.34%	0
2013	11.704594	20.440644	74.64%	0
2012	9.006287	11.704594	29.96%	0
2011	9.357073	9.006287	-3.75%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	19.695807	25.027506	27.07%	0
2016	19.177023	19.695807	2.71%	0
2015	18.283672	19.177023	4.89%	0
2014	16.065552	18.283672	13.81%	0
2013	12.315528	16.065552	30.45%	0
2012	10.884860	12.315528	13.14%	0
2011	10.993810	10.884860	-0.99%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2017	13.919332	17.776367	27.71%	0
2016	12.411865	13.919332	12.15%	0
2015	12.901663	12.411865	-3.80%	0
2014	11.227463	12.901663	14.91%	0
2013	7.776540	11.227463	44.38%	0
2012	6.565331	7.776540	18.45%	0
2011	6.855006	6.565331	-4.23%	0
138

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	4.310039	4.472690	3.77%	0
2016	2.686965	4.310039	60.41%	0
2015	3.982752	2.686965	-32.53%	0
2014	4.973096	3.982752	-19.91%	0
2013	9.522744	4.973096	-47.78%	0
2012	10.248129	9.522744	-7.08%	0
2011	13.944156	10.248129	-26.51%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	9.261405	9.572410	3.36%	0
2016	8.675944	9.261405	6.75%	0
2015	9.185401	8.675944	-5.55%	0
2014	7.833411	9.185401	17.26%	0
2013	7.777288	7.833411	0.72%	0
2012	6.782423	7.777288	14.67%	0
2011	6.843928	6.782423	-0.90%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	14.014082	15.322206	9.33%	0
2016	14.417807	14.014082	-2.80%	0
2015	15.079277	14.417807	-4.39%	0
2014	14.322027	15.079277	5.29%	0
2013	10.883756	14.322027	31.59%	0
2012	9.619406	10.883756	13.14%	0
2011	9.426961	9.619406	2.04%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	13.265068	15.427973	16.31%	0
2016	10.495819	13.265068	26.38%	0
2015	11.913025	10.495819	-11.90%	0
2014	11.788752	11.913025	1.05%	0
2013	7.672371	11.788752	53.65%	0
2012	6.484969	7.672371	18.31%	0
2011	7.620835	6.484969	-14.90%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	13.977210	19.436541	39.06%	0
2016	11.978850	13.977210	16.68%	0
2015	12.570718	11.978850	-4.71%	0
2014	10.407000	12.570718	20.79%	0
2013	6.365615	10.407000	63.49%	0
2012	5.077479	6.365615	25.37%	0
2011	5.455071	5.077479	-6.92%	0
139

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	15.843160	19.099173	20.55%	0
2016	15.937861	15.843160	-0.59%	0
2015	16.271984	15.937861	-2.05%	0
2014	14.937328	16.271984	8.94%	0
2013	10.907902	14.937328	36.94%	0
2012	9.935288	10.907902	9.79%	0
2011	10.365285	9.935288	-4.15%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	13.553312	15.218014	12.28%	0
2016	11.913038	13.553312	13.77%	0
2015	13.566830	11.913038	-12.19%	0
2014	12.619809	13.566830	7.50%	0
2013	8.965220	12.619809	40.76%	0
2012	7.569982	8.965220	18.43%	0
2011	8.067387	7.569982	-6.17%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	17.110443	19.692755	15.09%	0
2016	17.192277	17.110443	-0.48%	0
2015	17.511239	17.192277	-1.82%	0
2014	18.356686	17.511239	-4.61%	0
2013	14.131662	18.356686	29.90%	0
2012	12.567252	14.131662	12.45%	0
2011	13.054395	12.567252	-3.73%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	13.516867	14.821376	9.65%	0
2016	10.821789	13.516867	24.90%	0
2015	12.671657	10.821789	-14.60%	0
2014	12.253243	12.671657	3.41%	0
2013	9.311173	12.253243	31.60%	0
2012	8.214312	9.311173	13.35%	0
2011	9.129529	8.214312	-10.02%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	15.855155	17.836228	12.49%	0
2016	13.784389	15.855155	15.02%	0
2015	14.278714	13.784389	-3.46%	0
2014	14.735704	14.278714	-3.10%	0
2013	10.761582	14.735704	36.93%	0
2012	10.041449	10.761582	7.17%	0
2011	10.010135	10.041449	0.31%	0
140

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	12.600554	12.177079	-3.36%	0
2016	9.869800	12.600554	27.67%	0
2015	11.781322	9.869800	-16.23%	0
2014	12.000769	11.781322	-1.83%	0
2013	8.670823	12.000769	38.40%	0
2012	7.433814	8.670823	16.64%	0
2011	8.471267	7.433814	-12.25%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	6.838956	5.457750	-20.20%	0
2016	6.595325	6.838956	3.69%	0
2015	6.004584	6.595325	9.84%	0
2014	5.040710	6.004584	19.12%	0
2013	5.361155	5.040710	-5.98%	0
2012	5.904037	5.361155	-9.20%	0
2011	6.363495	5.904037	-7.22%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2017	13.168856	16.926355	28.53%	0
2016	12.234233	13.168856	7.64%	0
2015	12.486674	12.234233	-2.02%	0
2014	11.687535	12.486674	6.84%	0
2013	8.908247	11.687535	31.20%	0
2012	8.210045	8.908247	8.50%	0
2011	9.330628	8.210045	-12.01%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	7.829397	8.031470	2.58%	0
2016	6.881458	7.829397	13.78%	0
2015	7.613958	6.881458	-9.62%	0
2014	7.657301	7.613958	-0.57%	0
2013	6.727346	7.657301	13.82%	0
2012	6.621339	6.727346	1.60%	0
2011	7.982524	6.621339	-17.05%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	13.622341	16.108270	18.25%	0
2016	12.178153	13.622341	11.86%	0
2015	14.628627	12.178153	-16.75%	0
2014	12.293462	14.628627	19.00%	8,585
2013	8.421673	12.293462	45.97%	0
2012	7.391894	8.421673	13.93%	0
2011	8.582319	7.391894	-13.87%	0
141

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	12.934221	13.915256	7.58%	0
2016	11.472220	12.934221	12.74%	0
2015	12.780148	11.472220	-10.23%	0
2014	10.731916	12.780148	19.09%	0
2013	9.747033	10.731916	10.10%	0
2012	9.948485	9.747033	-2.02%	0
2011	8.827993	9.948485	12.69%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	4.450345	5.145744	15.63%	0
2016	5.030576	4.450345	-11.53%	0
2015	6.242055	5.030576	-19.41%	0
2014	8.249775	6.242055	-24.34%	0
2013	8.760351	8.249775	-5.83%	0
2012	8.971176	8.760351	-2.35%	0
2011	9.611718	8.971176	-6.66%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.391130	9.334164	-0.61%	0
2016	9.459682	9.391130	-0.72%	0
2015	9.851536	9.459682	-3.98%	0
2014	10.028883	9.851536	-1.77%	0
2013*	10.000000	10.028883	0.29%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	5.740471	5.468557	-4.74%	0
2016	4.121875	5.740471	39.27%	0
2015	6.391972	4.121875	-35.51%	0
2014	8.154651	6.391972	-21.62%	0
2013	7.613537	8.154651	7.11%	0
2012	7.600402	7.613537	0.17%	0
2011*	10.000000	7.600402	-24.00%	0
142

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
143

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
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The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
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Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
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Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered a marriage for federal tax purposes. The final regulations definition of marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. The regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for
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federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopts Rev. Proc. 2013-17 holding that relationships entered into as civil unions, or registered domestic partnerships that is not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20
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investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
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(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
153

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2018, that amount is $12,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
154

Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
155

America’s marketFLEX® II Annuity
America’s marketFLEX® Edge
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2018
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-4
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2018. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $236 billion as of December 31, 2017.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2017. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2017; therefore, no Condensed Financial Information is available:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	12.746462	14.554068	14.18%	4,631
2016	12.358247	12.746462	3.14%	30,744
2015	12.354819	12.358247	0.03%	37,312
2014	11.680760	12.354819	5.77%	43,222
2013	10.173133	11.680760	14.82%	54,240
2012	9.086782	10.173133	11.96%	11,054
2011*	10.000000	9.086782	-9.13%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.767325	9.564600	-2.08%	39,374
2016	7.024754	9.767325	39.04%	42,749
2015	11.459834	7.024754	-38.70%	32,244
2014	10.369734	11.459834	10.51%	71,512
2013*	10.000000	10.369734	3.70%	7,711
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.657446	13.151497	23.40%	19,930
2016	9.995138	10.657446	6.63%	8,296
2015	10.256732	9.995138	-2.55%	6,999
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.330089	10.575868	2.38%	153,068
2016	10.020836	10.330089	3.09%	176,549
2015	10.404486	10.020836	-3.69%	160,117
2014	10.199626	10.404486	2.01%	128,767
2013	11.285706	10.199626	-9.62%	101,410
2012	10.642847	11.285706	6.04%	36,213
2011*	10.000000	10.642847	6.43%	25,285
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.369736	12.338386	18.98%	145,229
2016	9.252998	10.369736	12.07%	137,829
2015*	10.000000	9.252998	-7.47%	129,161

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	11.160990	11.986010	7.39%	204,195
2016	9.380704	11.160990	18.98%	259,015
2015*	10.000000	9.380704	-6.19%	166,043
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.781949	10.881904	11.24%	70,678
2016	9.544212	9.781949	2.49%	60,833
2015	9.841443	9.544212	-3.02%	31,902
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.480185	14.242112	24.06%	41,662
2016	11.414181	11.480185	0.58%	45,149
2015	11.560888	11.414181	-1.27%	41,727
2014	11.490856	11.560888	0.61%	32,475
2013*	10.000000	11.490856	14.91%	7,845
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.141167	12.816618	15.04%	32,616
2016*	10.000000	11.141167	11.41%	15,091
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.511728	14.049527	12.29%	324,957
2016	12.205252	12.511728	2.51%	321,366
2015	12.484725	12.205252	-2.24%	404,326
2014	12.403097	12.484725	0.66%	186,180
2013	10.977568	12.403097	12.99%	169,807
2012	10.109280	10.977568	8.59%	97,732
2011	10.623709	10.109280	-4.84%	96,080
2010*	10.000000	10.623709	6.24%	91,315
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.878510	11.191600	13.29%	21,602
2016	9.422748	9.878510	4.84%	15,078
2015	9.938110	9.422748	-5.19%	8,153
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.881422	10.071107	1.92%	36,991
2016*	10.000000	9.881422	-1.19%	1,631
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.119015	1.19%	661
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.210727	2.11%	263

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.870427	5.885167	0.25%	29,516
2016	5.306636	5.870427	10.62%	32,234
2015	7.174432	5.306636	-26.03%	23,760
2014	8.754592	7.174432	-18.05%	14,577
2013	9.880236	8.754592	-11.39%	12,303
2012	10.219739	9.880236	-3.32%	11,506
2011	11.847747	10.219739	-13.74%	16,915
2010*	10.000000	11.847747	18.48%	6,173
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.929891	13.553128	13.61%	24,604
2016	10.486380	11.929891	13.77%	25,422
2015	10.893224	10.486380	-3.73%	23,591
2014*	10.000000	10.893224	8.93%	7,942
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.311906	10.533912	2.15%	30,441
2016	9.584652	10.311906	7.59%	33,389
2015*	10.000000	9.584652	-4.15%	4,400
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.998731	13.477581	12.33%	6,364
2016	11.814717	11.998731	1.56%	5,092
2015	11.971485	11.814717	-1.31%	11,554
2014	11.486829	11.971485	4.22%	12,091
2013	10.085220	11.486829	13.90%	8,452
2012	9.099785	10.085220	10.83%	7,260
2011*	10.000000	9.099785	-9.00%	2,699
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.223727	11.723422	14.67%	21,239
2016	9.677402	10.223727	5.65%	26,010
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.789136	12.002473	11.25%	108,049
2016	9.281638	10.789136	16.24%	118,052
2015*	10.000000	9.281638	-7.18%	130,121
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.265944	12.973652	15.16%	8,219
2016*	10.000000	11.265944	12.66%	16,946
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.201150	13.581431	33.14%	419,099
2016	10.273421	10.201150	-0.70%	382,451
2015*	10.000000	10.273421	2.73%	610,794
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.278913	10.852528	5.58%	61,821
2016	9.116893	10.278913	12.75%	59,560
2015*	10.000000	9.116893	-8.83%	59,740

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.978704	10.247677	2.70%	8,203
2016*	10.000000	9.978704	-0.21%	25,054
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	10.848074	11.116885	2.48%	7,242
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.210460	10.843995	6.20%	80,643
2016	9.571925	10.210460	6.67%	191,122
2015	9.884446	9.571925	-3.16%	32,089
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	14.830557	16.400038	10.58%	33,555
2016	13.268863	14.830557	11.77%	33,749
2015	14.327004	13.268863	-7.39%	40,293
2014	14.106581	14.327004	1.56%	43,296
2013	11.541588	14.106581	22.22%	48,565
2012	10.134164	11.541588	13.89%	38,364
2011	10.422891	10.134164	-2.77%	38,024
2010*	10.000000	10.422891	4.23%	22,893
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.270788	12.206925	8.31%	163,375
2016	10.009404	11.270788	12.60%	0
2015	10.905411	10.009404	-8.22%	99,307
2014	10.556200	10.905411	3.31%	111,603
2013*	10.000000	10.556200	5.56%	20,032
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.576981	13.488089	7.24%	74,207
2016	11.353377	12.576981	10.78%	74,469
2015	11.932657	11.353377	-4.85%	73,303
2014	11.431155	11.932657	4.39%	38,672
2013*	10.000000	11.431155	14.31%	24,162
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.566698	9.629374	0.66%	44,618
2016	9.410924	9.566698	1.66%	34,486
2015*	10.000000	9.410924	-5.89%	25,732
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.098988	11.280731	11.70%	2,178
2016	9.801337	10.098988	3.04%	2,996
2015	10.538446	9.801337	-6.99%	1,693
2014	10.266775	10.538446	2.65%	711
2013*	10.000000	10.266775	2.67%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.763481	9.762817	-0.01%	5,450
2016	9.792624	9.763481	-0.30%	6,818
2015	9.972929	9.792624	-1.81%	32,168

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.373968	6.842711	7.35%	29,294
2016	7.572538	6.373968	-15.83%	37,703
2015	7.788969	7.572538	-2.78%	69,312
2014	7.037178	7.788969	10.68%	20,939
2013	6.946406	7.037178	1.31%	27,452
2012	7.922204	6.946406	-12.32%	24,510
2011	8.779742	7.922204	-9.77%	23,841
2010	9.216771	8.779742	-4.74%	16,128
2009	9.723797	9.216771	-5.21%	24,808
2008*	10.000000	9.723797	-2.76%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	14.534455	16.485157	13.42%	62,320
2016	14.622147	14.534455	-0.60%	66,834
2015	14.622977	14.622147	-0.01%	75,456
2014	14.405463	14.622977	1.51%	30,262
2013	12.419591	14.405463	15.99%	30,896
2012	12.043507	12.419591	3.12%	7,987
2011	13.052213	12.043507	-7.73%	19,662
2010	11.885195	13.052213	9.82%	18,475
2009	9.454987	11.885195	25.70%	5,117
2008	16.156237	9.454987	-41.48%	5,448
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.235329	9.455330	2.38%	152,047
2016	9.397363	9.235329	-1.72%	157,178
2015	9.343568	9.397363	0.58%	181,683
2014	9.040593	9.343568	3.35%	117,404
2013	9.006135	9.040593	0.38%	110,791
2012	8.921904	9.006135	0.94%	38,715
2011	8.739110	8.921904	2.09%	22,741
2010	8.334476	8.739110	4.85%	14,640
2009	8.726543	8.334476	-4.49%	15,530
2008	10.872471	8.726543	-19.74%	9,214
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.960769	11.198927	2.17%	116,653
2016	10.223686	10.960769	7.21%	398,979
2015	10.278224	10.223686	-0.53%	114,553
2014	10.166268	10.278224	1.10%	45,195
2013*	10.000000	10.166268	1.66%	33,449
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.860665	11.779775	8.46%	49,432
2016	9.862079	10.860665	10.13%	66,099
2015	10.446608	9.862079	-5.60%	49,275
2014	10.007397	10.446608	4.39%	43,148
2013*	10.000000	10.007397	0.07%	7,940

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.337943	13.242569	16.80%	199,993
2016	11.783695	11.337943	-3.78%	228,554
2015	13.019547	11.783695	-9.49%	281,265
2014	13.917120	13.019547	-6.45%	360,713
2013	11.262704	13.917120	23.57%	230,140
2012	9.570373	11.262704	17.68%	130,222
2011	10.443862	9.570373	-8.36%	122,125
2010*	10.000000	10.443862	4.44%	67,187
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.730717	11.021070	26.23%	69,660
2016	7.319854	8.730717	19.27%	71,718
2015	9.272185	7.319854	-21.06%	46,898
2014	9.846146	9.272185	-5.83%	45,077
2013*	10.000000	9.846146	-1.54%	5,817
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.298029	11.026650	7.08%	28,269
2016	9.039749	10.298029	13.92%	32,907
2015	9.746633	9.039749	-7.25%	27,817
2014	10.021274	9.746633	-2.74%	14,415
2013*	10.000000	10.021274	0.21%	277,944
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	10.192933	10.454781	2.57%	7,244
2016	9.899604	10.192933	2.96%	3,585
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.935513	12.052355	10.21%	3,221
2016*	10.000000	10.935513	9.36%	1,291
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	11.365099	12.411471	9.21%	23,679
2016	10.859049	11.365099	4.66%	28,498
2015	11.277393	10.859049	-3.71%	22,422
2014	10.954842	11.277393	2.94%	20,208
2013	10.220431	10.954842	7.19%	17,725
2012	9.472553	10.220431	7.90%	7,137
2011*	10.000000	9.472553	-5.27%	4,851
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.718892	12.682096	8.22%	54,348
2016	10.731382	11.718892	9.20%	48,697
2015	10.996468	10.731382	-2.41%	53,618
2014	10.822841	10.996468	1.60%	35,204
2013	12.011630	10.822841	-9.90%	25,975
2012	10.319350	12.011630	16.40%	7,363
2011*	10.000000	10.319350	3.19%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.248257	11.390052	11.14%	76,660
2016	9.026591	10.248257	13.53%	80,282
2015	10.614770	9.026591	-14.96%	81,089
2014*	10.000000	10.614770	6.15%	35,848
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	12.027433	13.030497	8.34%	40,821
2016	11.810482	12.027433	1.84%	45,174
2015	12.132028	11.810482	-2.65%	39,994
2014	10.790892	12.132028	12.43%	30,767
2013	10.647049	10.790892	1.35%	25,621
2012	8.297462	10.647049	28.32%	13,382
2011*	10.000000	8.297462	-17.03%	1,053
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	11.050873	12.655410	14.52%	32,992
2016	10.607624	11.050873	4.18%	33,656
2015	11.492315	10.607624	-7.70%	29,952
2014	11.410034	11.492315	0.72%	21,224
2013	9.981973	11.410034	14.31%	14,567
2012	8.890872	9.981973	12.27%	4,274
2011*	10.000000	8.890872	-11.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.444520	16.517262	14.35%	350,673
2016	13.419181	14.444520	7.64%	266,554
2015	13.456616	13.419181	-0.28%	195,935
2014	12.979220	13.456616	3.68%	174,478
2013	10.661065	12.979220	21.74%	92,492
2012	9.329975	10.661065	14.27%	3,156
2011*	10.000000	9.329975	-6.70%	4,605
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.438015	11.038476	16.96%	3,545
2016	9.281080	9.438015	1.69%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.677582	11.256953	5.43%	28,497
2016	9.471540	10.677582	12.73%	31,142
2015	9.848213	9.471540	-3.82%	31,143
2014*	10.000000	9.848213	-1.52%	31,144
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.014189	13.570029	23.20%	13,697
2016*	10.000000	11.014189	10.14%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	10.065287	10.250026	1.84%	219,032
2016	9.966915	10.065287	0.99%	272,377
2015	10.078783	9.966915	-1.11%	253,952

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	15.610152	18.467669	18.31%	70,665
2016	14.587187	15.610152	7.01%	74,955
2015	15.035544	14.587187	-2.98%	92,354
2014	14.570643	15.035544	3.19%	43,330
2013	11.396019	14.570643	27.86%	43,102
2012	9.935672	11.396019	14.70%	3,340
2011	10.746668	9.935672	-7.55%	467
2010*	10.000000	10.746668	7.47%	573
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.362368	14.786081	10.65%	214,523
2016	12.752127	13.362368	4.79%	272,350
2015	13.051808	12.752127	-2.30%	266,442
2014	12.672426	13.051808	2.99%	428,357
2013	11.192329	12.672426	13.22%	317,610
2012	10.205513	11.192329	9.67%	18,350
2011	10.475331	10.205513	-2.58%	3,356
2010*	10.000000	10.475331	4.75%	657
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	14.490858	16.572041	14.36%	106,749
2016	13.672712	14.490858	5.98%	107,577
2015	14.032228	13.672712	-2.56%	86,032
2014	13.572298	14.032228	3.39%	96,597
2013	11.335714	13.572298	19.73%	52,252
2012	10.101421	11.335714	12.22%	551
2011	10.594298	10.101421	-4.65%	744
2010*	10.000000	10.594298	5.94%	744
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.714402	12.303934	5.03%	68,182
2016	11.339206	11.714402	3.31%	80,696
2015	11.567627	11.339206	-1.97%	58,968
2014	11.335826	11.567627	2.04%	51,373
2013	10.939682	11.335826	3.62%	30,724
2012	10.305684	10.939682	6.15%	75,130
2011	10.290653	10.305684	0.15%	5,617
2010*	10.000000	10.290653	2.91%	2,228
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.229155	11.593235	13.34%	3,182
2016	9.813008	10.229155	4.24%	3,419
2015	10.383061	9.813008	-5.49%	2,182
2014	10.282102	10.383061	0.98%	1,726
2013*	10.000000	10.282102	2.82%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.176074	11.837077	16.32%	1,963
2016	9.701835	10.176074	4.89%	1,957
2015	10.328324	9.701835	-6.07%	1,938
2014	10.354127	10.328324	-0.25%	1,933
2013*	10.000000	10.354127	3.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.938915	15.688030	12.55%	130,493
2016	13.223716	13.938915	5.41%	183,328
2015	13.535368	13.223716	-2.30%	184,553
2014	13.107676	13.535368	3.26%	198,653
2013	11.267447	13.107676	16.33%	176,938
2012	10.154316	11.267447	10.96%	46,490
2011	10.528169	10.154316	-3.55%	49,924
2010*	10.000000	10.528169	5.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	14.869123	17.337029	16.60%	77,900
2016	13.994455	14.869123	6.25%	95,838
2015	14.388537	13.994455	-2.74%	104,371
2014	13.934988	14.388537	3.25%	20,155
2013	11.354772	13.934988	22.72%	80,416
2012	10.035123	11.354772	13.15%	10,603
2011	10.659863	10.035123	-5.86%	22,983
2010*	10.000000	10.659863	6.60%	4,687
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.866539	13.962220	8.52%	74,840
2016	12.291727	12.866539	4.68%	60,893
2015	12.581324	12.291727	-2.30%	50,403
2014	12.240880	12.581324	2.78%	50,596
2013	11.143449	12.240880	9.85%	9,879
2012	10.254850	11.143449	8.67%	0
2011	10.412543	10.254850	-1.51%	0
2010*	10.000000	10.412543	4.13%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.905036	11.174751	2.47%	74,158
2016	10.686219	10.905036	2.05%	87,278
2015	10.877751	10.686219	-1.76%	92,665
2014	10.502744	10.877751	3.57%	80,608
2013	10.858155	10.502744	-3.27%	24,369
2012	10.265261	10.858155	5.78%	3,427
2011*	10.000000	10.265261	2.65%	8,357
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.660165	14.738373	16.42%	35,691
2016	11.509370	12.660165	10.00%	29,137
2015	12.035240	11.509370	-4.37%	29,271
2014	11.817842	12.035240	1.84%	20,052
2013*	10.000000	11.817842	18.18%	11,618

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	12.107808	13.610762	12.41%	161,238
2016	11.272184	12.107808	7.41%	184,624
2015	11.619545	11.272184	-2.99%	191,961
2014	11.551874	11.619545	0.59%	187,798
2013*	10.000000	11.551874	15.52%	64,455
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.524737	11.912438	39.74%	99,441
2016	8.013936	8.524737	6.37%	75,441
2015	9.660732	8.013936	-17.05%	58,873
2014*	10.000000	9.660732	-3.39%	21,876
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.979789	10.060800	0.81%	49,076
2016	10.031373	9.979789	-0.51%	74,880
2015	10.169411	10.031373	-1.36%	70,739
2014*	10.000000	10.169411	1.69%	40,795
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	9.151353	9.056784	-1.03%	1,592,100
2016	9.266687	9.151353	-1.24%	1,222,655
2015	9.383987	9.266687	-1.25%	2,049,515
2014	9.502769	9.383987	-1.25%	1,862,218
2013	9.623055	9.502769	-1.25%	868,212
2012	9.745200	9.623055	-1.25%	1,157,921
2011	9.868210	9.745200	-1.25%	1,552,043
2010	9.993110	9.868210	-1.25%	600,666
2009*	10.000000	9.993110	-0.07%	85,270
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.486414	11.699497	23.33%	100,765
2016	9.518335	9.486414	-0.34%	54,041
2015	9.732189	9.518335	-2.20%	34,710
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.945959	12.801656	16.95%	51,788
2016	10.125474	10.945959	8.10%	51,010
2015	10.357020	10.125474	-2.24%	52,920
2014*	10.000000	10.357020	3.57%	64,114
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.617733	11.652480	9.75%	45,634
2016	10.114304	10.617733	4.98%	35,260
2015	10.260150	10.114304	-1.42%	20,503
2014*	10.000000	10.260150	2.60%	17,703
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.802947	12.248109	13.38%	32,130
2016	10.153514	10.802947	6.40%	29,414
2015	10.337020	10.153514	-1.78%	44,531
2014*	10.000000	10.337020	3.37%	41,532

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.362074	10.814394	4.37%	44,933
2016	10.063787	10.362074	2.96%	37,347
2015	10.164268	10.063787	-0.99%	26,329
2014*	10.000000	10.164268	1.64%	67,118
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.355303	11.661038	12.61%	14,410
2016	9.919829	10.355303	4.39%	10,526
2015	10.381896	9.919829	-4.45%	11,501
2014	10.261313	10.381896	1.18%	7,045
2013*	10.000000	10.261313	2.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.391729	12.002954	15.50%	16,106
2016	9.839032	10.391729	5.62%	42,236
2015	10.373874	9.839032	-5.16%	43,879
2014	10.326164	10.373874	0.46%	3,096
2013*	10.000000	10.326164	3.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.751353	11.989807	11.52%	146,720
2016	10.161262	10.751353	5.81%	58,403
2015	10.324439	10.161262	-1.58%	191,151
2014*	10.000000	10.324439	3.24%	36,708
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.846053	12.497282	15.22%	35,325
2016	10.124279	10.846053	7.13%	38,327
2015	10.327810	10.124279	-1.97%	23,347
2014*	10.000000	10.327810	3.28%	37,037
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.567986	11.397549	7.85%	134,757
2016	10.124030	10.567986	4.39%	133,930
2015	10.255320	10.124030	-1.28%	134,063
2014*	10.000000	10.255320	2.55%	133,169
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.026892	12.582203	25.48%	33,675
2016	9.826785	10.026892	2.04%	27,314
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.579301	13.239296	14.34%	160,649
2016	9.747726	11.579301	18.79%	88,796
2015	10.127786	9.747726	-3.75%	66,569

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	10.114315	10.620628	5.01%	115,585
2016	9.426875	10.114315	7.29%	86,467
2015	9.830330	9.426875	-4.10%	45,348
2014	9.582613	9.830330	2.59%	36,438
2013*	10.000000	9.582613	-4.17%	2,538
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	12.500012	15.496442	23.97%	58,658
2016	12.978611	12.500012	-3.69%	50,655
2015	13.229489	12.978611	-1.90%	40,016
2014	13.580571	13.229489	-2.59%	19,401
2013	11.358408	13.580571	19.56%	13,678
2012	9.957142	11.358408	14.07%	2,306
2011	11.156584	9.957142	-10.75%	1,695
2010*	10.000000	11.156584	11.57%	1,612
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.734139	10.568973	21.01%	32,843
2016	8.424731	8.734139	3.67%	38,016
2015	9.013189	8.424731	-6.53%	25,894
2014*	10.000000	9.013189	-9.87%	32,882
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	17.492878	22.436387	28.26%	29,389
2016	17.368070	17.492878	0.72%	27,348
2015	17.054188	17.368070	1.84%	38,490
2014	15.678914	17.054188	8.77%	16,505
2013	11.812271	15.678914	32.73%	9,022
2012	10.299743	11.812271	14.69%	2,118
2011	10.778258	10.299743	-4.44%	1,434
2010*	10.000000	10.778258	7.78%	1,006
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	17.550865	19.821273	12.94%	49,038
2016	15.315039	17.550865	14.60%	111,078
2015	16.060827	15.315039	-4.64%	39,599
2014	14.752946	16.060827	8.87%	56,164
2013	11.064155	14.752946	33.34%	9,887
2012	9.528341	11.064155	16.12%	1,322
2011	10.274699	9.528341	-7.26%	916
2010*	10.000000	10.274699	2.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	17.342710	21.840227	25.93%	24,792
2016	16.558912	17.342710	4.73%	19,601
2015	16.826691	16.558912	-1.59%	52,216
2014	16.428588	16.826691	2.42%	23,802
2013	12.002722	16.428588	36.87%	6,668
2012	10.602349	12.002722	13.21%	9,360
2011	11.236421	10.602349	-5.64%	0
2010*	10.000000	11.236421	12.36%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	20.617291	23.177931	12.42%	63,118
2016	17.753964	20.617291	16.13%	108,701
2015	18.512921	17.753964	-4.10%	72,636
2014	16.020564	18.512921	15.56%	85,493
2013	11.957237	16.020564	33.98%	39,237
2012	10.407717	11.957237	14.89%	2,582
2011	10.789657	10.407717	-3.54%	0
2010*	10.000000	10.789657	7.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.754015	14.500723	23.37%	23,909
2016	10.989704	11.754015	6.95%	13,781
2015	11.045302	10.989704	-0.50%	35,717
2014*	10.000000	11.045302	10.45%	17,871
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	12.407399	13.363233	7.70%	54,979
2016	9.976774	12.407399	24.36%	76,661
2015	10.750518	9.976774	-7.20%	27,317
2014*	10.000000	10.750518	7.51%	66,777
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	12.289503	13.773212	12.07%	52,671
2016	10.131409	12.289503	21.30%	33,250
2015	10.430214	10.131409	-2.86%	29,396
2014*	10.000000	10.430214	4.30%	16,103
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.946170	14.218468	19.02%	21,630
2016	10.860109	11.946170	10.00%	28,877
2015	10.895671	10.860109	-0.33%	30,481
2014*	10.000000	10.895671	8.96%	24,915
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.675554	12.238316	4.82%	19,427
2016	11.031246	11.675554	5.84%	21,042
2015	11.841129	11.031246	-6.84%	28,007
2014	9.323793	11.841129	27.00%	87,625
2013*	10.000000	9.323793	-6.76%	4,324
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	11.142046	13.372130	20.02%	1,039,999
2016	10.104051	11.142046	10.27%	801,459
2015	10.114313	10.104051	-0.10%	636,416

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.948495	9.979624	0.31%	88,335
2016	9.829171	9.948495	1.21%	112,366
2015	9.987646	9.829171	-1.59%	99,516
2014	10.064361	9.987646	-0.76%	104,960
2013	10.181007	10.064361	-1.15%	109,534
2012	9.959272	10.181007	2.23%	49,652
2011*	10.000000	9.959272	-0.41%	62,841
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.451190	12.912107	12.76%	124,951
2016	9.593513	11.451190	19.36%	72,454
2015	10.213576	9.593513	-6.07%	28,574
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.238001	9.732372	5.35%	3,515
2016	9.415335	9.238001	-1.88%	3,515
2015	10.042693	9.415335	-6.25%	2,141
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.845853	10.729440	8.97%	28,245
2016	9.128903	9.845853	7.85%	30,966
2015	9.978018	9.128903	-8.51%	25,210
2014	10.134311	9.978018	-1.54%	19,872
2013*	10.000000	10.134311	1.34%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	10.343672	10.507704	1.59%	458,505
2016	9.253488	10.343672	11.78%	590,894
2015	9.681351	9.253488	-4.42%	442,532
2014	9.668340	9.681351	0.13%	257,995
2013*	10.000000	9.668340	-3.32%	70,032
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	10.232102	10.318299	0.84%	60,664
2016	9.927331	10.232102	3.07%	105,515
2015	10.311642	9.927331	-3.73%	115,563
2014	10.555764	10.311642	-2.31%	160,884
2013	10.219045	10.555764	3.30%	158,963
2012*	10.000000	10.219045	2.19%	82,899
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.631203	15.658033	34.62%	119,670
2016	11.796553	11.631203	-1.40%	86,937
2015	11.522727	11.796553	2.38%	114,165
2014	11.433510	11.522727	0.78%	37,467
2013*	10.000000	11.433510	14.34%	11,953

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.603510	11.872242	11.97%	37,867
2016	9.510077	10.603510	11.50%	37,890
2015	10.604823	9.510077	-10.32%	46,129
2014	10.690441	10.604823	-0.80%	38,087
2013	10.813943	10.690441	-1.14%	56,067
2012	9.538731	10.813943	13.37%	28,411
2011*	10.000000	9.538731	-4.61%	4,310
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.548218	6.598976	0.78%	29,042
2016	5.772407	6.548218	13.44%	31,851
2015	7.863515	5.772407	-26.59%	34,102
2014	9.785130	7.863515	-19.64%	34,277
2013	11.618735	9.785130	-15.78%	33,305
2012	11.192655	11.618735	3.81%	33,831
2011	12.258830	11.192655	-8.70%	34,833
2010*	10.000000	12.258830	22.59%	21,111
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.815504	13.893498	8.41%	47,187
2016	11.462698	12.815504	11.80%	49,928
2015	11.889004	11.462698	-3.59%	47,073
2014	11.872733	11.889004	0.14%	56,814
2013	12.933761	11.872733	-8.20%	24,066
2012	11.121883	12.933761	16.29%	35,297
2011	10.603725	11.121883	4.89%	22,122
2010*	10.000000	10.603725	6.04%	14,597
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.101301	1.01%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.318529	11.283750	9.35%	13,420
2016	10.153975	10.318529	1.62%	7,394
2015	11.077350	10.153975	-8.34%	8,124
2014	11.183910	11.077350	-0.95%	10,510
2013	12.121494	11.183910	-7.73%	14,255
2012	11.664977	12.121494	3.91%	15,717
2011	10.895255	11.664977	7.06%	20,503
2010*	10.000000	10.895255	8.95%	10,632
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.794226	11.567987	7.17%	90,893
2016	10.515907	10.794226	2.65%	98,148
2015	11.108203	10.515907	-5.33%	110,698
2014	11.011131	11.108203	0.88%	95,191
2013	12.195200	11.011131	-9.71%	80,444
2012	11.556858	12.195200	5.52%	31,085
2011	10.890759	11.556858	6.12%	32,189
2010*	10.000000	10.890759	8.91%	15,203

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	13.939919	14.662993	5.19%	194,522
2016	12.563766	13.939919	10.95%	174,521
2015	12.951934	12.563766	-3.00%	234,985
2014	12.705155	12.951934	1.94%	132,105
2013	12.180269	12.705155	4.31%	301,619
2012	10.801586	12.180269	12.76%	482,792
2011	10.595317	10.801586	1.95%	113,907
2010*	10.000000	10.595317	5.95%	39,285
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.382938	3.83%	16,556
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.957815	9.956817	-0.01%	189,462
2016	9.953626	9.957815	0.04%	233,653
2015	10.058619	9.953626	-1.04%	890,291
2014	10.110297	10.058619	-0.51%	124,701
2013	10.262115	10.110297	-1.48%	74,217
2012	9.827266	10.262115	4.42%	27,164
2011*	10.000000	9.827266	-1.73%	40,094
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.806383	11.185729	3.51%	271,054
2016	10.667199	10.806383	1.30%	311,134
2015	10.766092	10.667199	-0.92%	180,301
2014	10.466187	10.766092	2.87%	112,265
2013	10.820820	10.466187	-3.28%	88,176
2012	10.007389	10.820820	8.13%	134,779
2011*	10.000000	10.007389	0.07%	24,549
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	10.119215	10.483307	3.60%	35,256
2016	9.793230	10.119215	3.33%	54,100
2015	10.097727	9.793230	-3.02%	49,856
2014	9.933184	10.097727	1.66%	46,794
2013*	10.000000	9.933184	-0.67%	18,108
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	13.822361	14.608149	5.68%	4,162
2016	12.301518	13.822361	12.36%	4,162
2015	13.008214	12.301518	-5.43%	6,191
2014	13.211999	13.008214	-1.54%	6,191
2013	11.966523	13.211999	10.41%	6,371
2012	10.474393	11.966523	14.25%	102,567
2011	10.826497	10.474393	-3.25%	27,813
2010*	10.000000	10.826497	8.26%	5,318

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	14.557658	15.065397	3.49%	69,558
2016	13.524209	14.557658	7.64%	136,805
2015	13.674324	13.524209	-1.10%	51,883
2014	13.530905	13.674324	1.06%	69,057
2013	12.454443	13.530905	8.64%	1,160,022
2012	11.051445	12.454443	12.70%	338,614
2011	10.892046	11.051445	1.46%	11,751
2010*	10.000000	10.892046	8.92%	37,932
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.975146	11.777299	31.22%	39,229
2016	9.030658	8.975146	-0.61%	31,526
2015	10.091530	9.030658	-10.51%	29,339
2014	10.382122	10.091530	-2.80%	27,713
2013	9.144427	10.382122	13.53%	24,752
2012	8.019287	9.144427	14.03%	23,565
2011	11.123679	8.019287	-27.91%	10,782
2010*	10.000000	11.123679	11.24%	17,124
ProFunds - ProFund VP Banks - Q/NQ
2017	16.898505	19.678084	16.45%	11,505
2016	13.886213	16.898505	21.69%	23,775
2015	14.123145	13.886213	-1.68%	8,815
2014	12.957383	14.123145	9.00%	684
2013	9.831990	12.957383	31.79%	2,280
2012	7.463517	9.831990	31.73%	20,070
2011*	10.000000	7.463517	-25.36%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	9.662765	11.732954	21.42%	179,287
2016	8.257819	9.662765	17.01%	185,168
2015	9.714915	8.257819	-15.00%	30,921
2014	9.674735	9.714915	0.42%	32,437
2013	8.272384	9.674735	16.95%	80,084
2012	7.722043	8.272384	7.13%	22,158
2011*	10.000000	7.722043	-22.78%	382
ProFunds - ProFund VP Bear - Q/NQ
2017	3.294177	2.668651	-18.99%	18,759
2016	3.836575	3.294177	-14.14%	30,510
2015	4.086323	3.836575	-6.11%	7,414
2014	4.825627	4.086323	-15.32%	14,776
2013	6.653233	4.825627	-27.47%	19,411
2012	8.078346	6.653233	-17.64%	1,385
2011	8.978092	8.078346	-10.02%	6,492
2010*	10.000000	8.978092	-10.22%	6,762

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	23.583248	28.539189	21.01%	29,435
2016	28.254263	23.583248	-16.53%	21,147
2015	27.697732	28.254263	2.01%	30,660
2014	21.621039	27.697732	28.11%	104,347
2013	13.000133	21.621039	66.31%	35,416
2012	9.356338	13.000133	38.94%	286,311
2011*	10.000000	9.356338	-6.44%	2,204
ProFunds - ProFund VP Bull - Q/NQ
2017	17.299247	20.387942	17.85%	122,354
2016	15.974441	17.299247	8.29%	259,343
2015	16.251086	15.974441	-1.70%	110,754
2014	14.763642	16.251086	10.08%	51,815
2013	11.521974	14.763642	28.13%	72,596
2012	10.245204	11.521974	12.46%	103,367
2011	10.374545	10.245204	-1.25%	20,887
2010*	10.000000	10.374545	3.75%	1,860
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	15.722343	17.863778	13.62%	11,586
2016	15.376033	15.722343	2.25%	15,601
2015	14.948331	15.376033	2.86%	73,667
2014	13.733027	14.948331	8.85%	175,966
2013	10.826479	13.733027	26.85%	11,464
2012	9.889818	10.826479	9.47%	11,872
2011*	10.000000	9.889818	-1.10%	3,530
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	18.963411	22.166678	16.89%	75,393
2016	18.431422	18.963411	2.89%	112,633
2015	17.828651	18.431422	3.38%	112,082
2014	16.053860	17.828651	11.06%	193,728
2013	11.623022	16.053860	38.12%	69,824
2012	9.639985	11.623022	20.57%	10,382
2011*	10.000000	9.639985	-3.60%	3,003
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	7.247852	9.537975	31.60%	137,231
2016	6.611458	7.247852	9.63%	123,589
2015	8.101933	6.611458	-18.40%	39,682
2014	8.495056	8.101933	-4.63%	41,856
2013	9.193037	8.495056	-7.59%	19,671
2012	8.735710	9.193037	5.24%	41,832
2011	11.016897	8.735710	-20.71%	120,746
2010*	10.000000	11.016897	10.17%	13,812

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	11.150137	13.181610	18.22%	21,893
2016	10.473016	11.150137	6.47%	15,056
2015	11.900055	10.473016	-11.99%	16,735
2014	13.191388	11.900055	-9.79%	3,581
2013	10.982243	13.191388	20.12%	2,719
2012	9.538547	10.982243	15.14%	12,021
2011	10.601030	9.538547	-10.02%	78
2010*	10.000000	10.601030	6.01%	0
ProFunds - ProFund VP Financials - Q/NQ
2017	16.425803	19.171553	16.72%	93,352
2016	14.423515	16.425803	13.88%	62,963
2015	14.827703	14.423515	-2.73%	308,972
2014	13.297724	14.827703	11.51%	14,091
2013	10.195527	13.297724	30.43%	3,222
2012	8.277686	10.195527	23.17%	4,811
2011*	10.000000	8.277686	-17.22%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	18.447748	22.028510	19.41%	75,351
2016	19.469784	18.447748	-5.25%	62,206
2015	18.773194	19.469784	3.71%	80,820
2014	15.368612	18.773194	22.15%	85,744
2013	11.135770	15.368612	38.01%	42,755
2012	9.605187	11.135770	15.93%	15,458
2011*	10.000000	9.605187	-3.95%	9,749
ProFunds - ProFund VP Industrials - Q/NQ
2017	15.732537	19.016267	20.87%	122,948
2016	13.553102	15.732537	16.08%	149,948
2015	14.210737	13.553102	-4.63%	78,723
2014	13.630384	14.210737	4.26%	24,976
2013	9.988447	13.630384	36.46%	72,586
2012	8.735021	9.988447	14.35%	2,428
2011*	10.000000	8.735021	-12.65%	0
ProFunds - ProFund VP International - Q/NQ
2017	10.502525	12.632260	20.28%	116,726
2016	10.734452	10.502525	-2.16%	72,091
2015	11.267233	10.734452	-4.73%	50,086
2014	12.416614	11.267233	-9.26%	25,605
2013	10.522582	12.416614	18.00%	14,691
2012	9.191529	10.522582	14.48%	15,590
2011	10.865769	9.191529	-15.41%	9,089
2010*	10.000000	10.865769	8.66%	2,146

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2017	18.540783	24.910506	34.36%	50,482
2016	17.791136	18.540783	4.21%	44,437
2015	14.969558	17.791136	18.85%	75,958
2014	14.990886	14.969558	-0.14%	34,097
2013	10.006293	14.990886	49.81%	21,920
2012	8.460964	10.006293	18.26%	16,467
2011*	10.000000	8.460964	-15.39%	3,092
ProFunds - ProFund VP Japan - Q/NQ
2017	13.480969	15.769385	16.98%	25,874
2016	13.595077	13.480969	-0.84%	28,332
2015	13.011370	13.595077	4.49%	40,075
2014	12.764284	13.011370	1.94%	33,869
2013	8.719727	12.764284	46.38%	16,195
2012	7.182064	8.719727	21.41%	26,033
2011	8.928055	7.182064	-19.56%	305
2010*	10.000000	8.928055	-10.72%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	20.945953	26.967167	28.75%	100,863
2016	20.151286	20.945953	3.94%	109,447
2015	18.990702	20.151286	6.11%	125,451
2014	16.436007	18.990702	15.54%	110,948
2013	12.395527	16.436007	32.60%	66,537
2012	10.799769	12.395527	14.78%	8,416
2011	10.779340	10.799769	0.19%	9,956
2010*	10.000000	10.779340	7.79%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	11.370377	10.872204	-4.38%	149,298
2016	9.271631	11.370377	22.64%	159,162
2015	12.252854	9.271631	-24.33%	142,933
2014	13.920799	12.252854	-11.98%	56,258
2013	11.362014	13.920799	22.52%	52,100
2012	11.182185	11.362014	1.61%	37,573
2011	11.074686	11.182185	0.97%	35,458
2010*	10.000000	11.074686	10.75%	12,020
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	17.253290	18.802908	8.98%	9,293
2016	18.148714	17.253290	-4.93%	10,081
2015	17.596575	18.148714	3.14%	38,966
2014	14.929052	17.596575	17.87%	29,036
2013	11.485480	14.929052	29.98%	32,764
2012	10.398470	11.485480	10.45%	5,658
2011*	10.000000	10.398470	3.98%	588

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.286631	3.416963	3.97%	51,797
2016	2.135918	3.286631	53.87%	60,848
2015	3.221229	2.135918	-33.69%	40,194
2014	4.284597	3.221229	-24.82%	50,905
2013	6.992044	4.284597	-38.72%	28,757
2012	8.286126	6.992044	-15.62%	13,100
2011*	10.000000	8.286126	-17.14%	16,392
ProFunds - ProFund VP Real Estate - Q/NQ
2017	13.550438	14.458635	6.70%	37,109
2016	12.978595	13.550438	4.41%	51,864
2015	13.100424	12.978595	-0.93%	43,128
2014	10.611529	13.100424	23.45%	53,012
2013	10.735930	10.611529	-1.16%	22,787
2012	9.278706	10.735930	15.71%	17,064
2011*	10.000000	9.278706	-7.21%	12,765
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.602015	3.133620	-13.00%	7,664
2016	3.846018	3.602015	-6.34%	20,963
2015	3.957514	3.846018	-2.82%	10,438
2014	5.746453	3.957514	-31.13%	18,930
2013	4.996009	5.746453	15.02%	16,360
2012	5.436422	4.996009	-8.10%	42,836
2011	8.808381	5.436422	-38.28%	3,249
2010*	10.000000	8.808381	-11.92%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	17.666707	23.649581	33.87%	67,719
2016	14.008362	17.666707	26.12%	23,253
2015	14.605695	14.008362	-4.09%	38,264
2014	10.994275	14.605695	32.85%	137,470
2013	8.341141	10.994275	31.81%	5,533
2012	8.814433	8.341141	-5.37%	0
2011*	10.000000	8.814433	-11.86%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.729855	4.795591	-28.74%	0
2016	8.136155	6.729855	-17.28%	0
2015	7.388149	8.136155	10.12%	0
2014	7.707453	7.388149	-4.14%	0
2013	7.823040	7.707453	-1.48%	0
2012	9.110755	7.823040	-14.13%	3,731
2011	8.337030	9.110755	9.28%	119
2010*	10.000000	8.337030	-16.63%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2017	4.733555	3.709911	-21.63%	754
2016	5.093671	4.733555	-7.07%	754
2015	5.360901	5.093671	-4.98%	5,618
2014	5.280917	5.360901	1.51%	754
2013	6.770017	5.280917	-22.00%	754
2012	8.586625	6.770017	-21.16%	3,623
2011	8.541117	8.586625	0.53%	106
2010*	10.000000	8.541117	-14.59%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.603718	1.922110	-26.18%	16,415
2016	2.931489	2.603718	-11.18%	19,017
2015	3.413920	2.931489	-14.13%	21,623
2014	4.288317	3.413920	-20.39%	11,911
2013	6.151372	4.288317	-30.29%	20,317
2012	7.671316	6.151372	-19.81%	5,635
2011	8.677247	7.671316	-11.59%	282
2010*	10.000000	8.677247	-13.23%	382
ProFunds - ProFund VP Technology - Q/NQ
2017	16.351097	21.828613	33.50%	74,588
2016	14.738371	16.351097	10.94%	52,695
2015	14.574806	14.738371	1.12%	78,349
2014	12.495670	14.574806	16.64%	26,424
2013	10.107502	12.495670	23.63%	46,067
2012	9.279262	10.107502	8.93%	14,003
2011*	10.000000	9.279262	-7.21%	4,528
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	14.501953	14.017066	-3.34%	11,880
2016	12.070919	14.501953	20.14%	11,142
2015	12.040526	12.070919	0.25%	4,942
2014	12.124334	12.040526	-0.69%	6,046
2013	10.955552	12.124334	10.67%	5,055
2012	9.521733	10.955552	15.06%	329,183
2011*	10.000000	9.521733	-4.78%	274
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	14.697041	15.890756	8.12%	15,104
2016	14.928500	14.697041	-1.55%	3,388
2015	16.021188	14.928500	-6.82%	3,482
2014	11.895022	16.021188	34.69%	6,389
2013	14.891584	11.895022	-20.12%	9,956
2012	14.935242	14.891584	-0.29%	17,777
2011	10.538388	14.935242	41.72%	16,407
2010*	10.000000	10.538388	5.38%	9,506

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	41.881527	69.621449	66.23%	15,640
2016	39.043762	41.881527	7.27%	25,563
2015	34.803533	39.043762	12.18%	13,123
2014	25.945404	34.803533	34.14%	17,850
2013	14.674432	25.945404	76.81%	24,930
2012	11.110441	14.674432	32.08%	2,021
2011	11.386795	11.110441	-2.43%	1,964
2010*	10.000000	11.386795	13.87%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.670238	0.364441	-45.63%	1,560
2016	0.850614	0.670238	-21.21%	1,643
2015	1.168103	0.850614	-27.18%	5,566
2014	1.841184	1.168103	-36.56%	30,565
2013	3.629919	1.841184	-49.28%	2,856
2012	5.674888	3.629919	-36.04%	10,096
2011	7.384153	5.674888	-23.15%	2,901
2010*	10.000000	7.384153	-26.16%	2,165
ProFunds - ProFund VP Utilities - Q/NQ
2017	15.632506	17.080131	9.26%	41,458
2016	13.756062	15.632506	13.64%	49,126
2015	14.883110	13.756062	-7.57%	40,190
2014	11.972472	14.883110	24.31%	46,466
2013	10.699551	11.972472	11.90%	19,083
2012	10.819989	10.699551	-1.11%	9,047
2011*	10.000000	10.819989	8.20%	7,407
Rydex Variable Trust - Banking Fund - Q/NQ
2017	10.124329	11.246301	11.08%	26,246
2016	8.056438	10.124329	25.67%	134,575
2015	8.575244	8.056438	-6.05%	21,047
2014	8.396726	8.575244	2.13%	19,015
2013	6.582094	8.396726	27.57%	9,126
2012	5.366070	6.582094	22.66%	4,033
2011	6.987203	5.366070	-23.20%	5,370
2010	6.259472	6.987203	11.63%	19,228
2009	6.564184	6.259472	-4.64%	6,469
2008	11.298419	6.564184	-41.90%	179
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	23.302108	27.944185	19.92%	20,959
2016	18.031538	23.302108	29.23%	35,246
2015	22.079088	18.031538	-18.33%	8,128
2014	22.772079	22.079088	-3.04%	14,352
2013	22.775805	22.772079	-0.02%	13,895
2012	20.830941	22.775805	9.34%	9,728
2011	25.250373	20.830941	-17.50%	12,730
2010	20.185542	25.250373	25.09%	17,539
2009	13.148897	20.185542	53.52%	4,665
2008	24.387050	13.148897	-46.08%	3,173

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	25.735884	32.897240	27.83%	47,880
2016	32.438805	25.735884	-20.66%	48,068
2015	30.283486	32.438805	7.12%	77,643
2014	23.110700	30.283486	31.04%	36,113
2013	15.176828	23.110700	52.28%	33,024
2012	11.302467	15.176828	34.28%	21,255
2011	10.349198	11.302467	9.21%	14,356
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	2.185868	2.254258	3.13%	107,330
2016	2.004894	2.185868	9.03%	119,690
2015	3.066949	2.004894	-34.63%	89,391
2014	4.706511	3.066949	-34.84%	70,056
2013	4.924226	4.706511	-4.42%	82,397
2012	5.057916	4.924226	-2.64%	93,931
2011	5.486341	5.057916	-7.81%	81,945
2010	5.142806	5.486341	6.68%	85,704
2009	4.668179	5.142806	10.17%	41,105
2008	9.273788	4.668179	-49.66%	3,261
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	31.835644	35.063190	10.14%	29,552
2016	30.580986	31.835644	4.10%	33,798
2015	29.153979	30.580986	4.89%	72,899
2014	26.213159	29.153979	11.22%	43,653
2013	20.697485	26.213159	26.65%	25,662
2012	19.221139	20.697485	7.68%	17,767
2011	17.109167	19.221139	12.34%	6,999
2010	14.772605	17.109167	15.82%	5,267
2009	12.558633	14.772605	17.63%	3,708
2008	16.600605	12.558633	-24.35%	623
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	24.978713	39.102314	56.54%	12,537
2016	19.349430	24.978713	29.09%	29,359
2015	20.457199	19.349430	-5.42%	234,319
2014	17.735984	20.457199	15.34%	86,284
2013	11.038998	17.735984	60.67%	442,452
2012	9.542892	11.038998	15.68%	65,917
2011	8.858346	9.542892	7.73%	99,497
2010	7.200191	8.858346	23.03%	44,644
2009	5.327208	7.200191	35.16%	11,127
2008	14.091298	5.327208	-62.20%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	14.024916	18.152009	29.43%	25,093
2016	11.422000	14.024916	22.79%	29,115
2015	11.328273	11.422000	0.83%	46,932
2014	9.270947	11.328273	22.19%	9,324
2013	6.951529	9.270947	33.37%	1,376
2012	6.966486	6.951529	-0.21%	1,137
2011	8.447271	6.966486	-17.53%	3,145
2010	7.808115	8.447271	8.19%	5,879
2009	4.601128	7.808115	69.70%	11,871
2008	9.339702	4.601128	-50.74%	4,508
Rydex Variable Trust - Energy Fund - Q/NQ
2017	19.611490	18.153706	-7.43%	74,492
2016	15.117144	19.611490	29.73%	86,643
2015	21.940070	15.117144	-31.10%	60,061
2014	27.302980	21.940070	-19.64%	45,200
2013	22.393290	27.302980	21.92%	37,146
2012	22.145359	22.393290	1.12%	25,855
2011	23.818054	22.145359	-7.02%	27,990
2010	20.259329	23.818054	17.57%	25,950
2009	14.812883	20.259329	36.77%	10,579
2008	27.797135	14.812883	-46.71%	2,537
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	17.576195	14.120981	-19.66%	39,494
2016	14.452169	17.576195	21.62%	49,258
2015	21.428010	14.452169	-32.55%	43,344
2014	30.709756	21.428010	-30.22%	34,245
2013	25.101807	30.709756	22.34%	39,761
2012	25.318089	25.101807	-0.85%	19,940
2011	28.264646	25.318089	-10.42%	23,463
2010	22.707437	28.264646	24.47%	19,776
2009	14.157731	22.707437	60.39%	11,330
2008	33.816754	14.157731	-58.13%	1,858
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	9.096382	11.552322	27.00%	6,808
2016	9.755398	9.096382	-6.76%	1,291
2015	10.643826	9.755398	-8.35%	1,312
2014	12.317185	10.643826	-13.59%	916
2013	10.067593	12.317185	22.34%	1,106
2012	8.380211	10.067593	20.14%	21,658
2011	9.999771	8.380211	-16.20%	1,419
2010	11.349246	9.999771	-11.89%	9,949
2009	8.472441	11.349246	33.95%	109
2008	19.007539	8.472441	-55.43%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	12.912067	14.736977	14.13%	110,125
2016	11.288507	12.912067	14.38%	127,605
2015	11.906022	11.288507	-5.19%	102,801
2014	10.709528	11.906022	11.17%	64,336
2013	8.502239	10.709528	25.96%	35,854
2012	7.018125	8.502239	21.15%	29,524
2011	8.353507	7.018125	-15.99%	23,627
2010	7.396729	8.353507	12.94%	20,673
2009	6.258573	7.396729	18.19%	6,290
2008	12.198834	6.258573	-48.70%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	19.273665	20.866335	8.26%	12,214
2016	19.583321	19.273665	-1.58%	22,269
2015	20.896126	19.583321	-6.28%	24,323
2014	15.714082	20.896126	32.98%	31,625
2013	19.466090	15.714082	-19.27%	7,757
2012	19.138004	19.466090	1.71%	69,059
2011	13.697385	19.138004	39.72%	17,651
2010	12.598023	13.697385	8.73%	4,847
2009	18.635489	12.598023	-32.40%	2,794
2008	13.030479	18.635489	43.01%	719
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	22.294347	27.049337	21.33%	98,994
2016	24.999920	22.294347	-10.82%	81,124
2015	24.219261	24.999920	3.22%	115,345
2014	19.680633	24.219261	23.06%	107,415
2013	14.053357	19.680633	40.04%	66,250
2012	12.146719	14.053357	15.70%	24,846
2011	11.749377	12.146719	3.38%	21,260
2010	11.143762	11.749377	5.43%	17,768
2009	9.053371	11.143762	23.09%	9,528
2008	12.201091	9.053371	-25.80%	3,291
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.780170	11.376734	5.53%	12,738
2016	9.779993	10.780170	10.23%	16,345
2015	9.974567	9.779993	-1.95%	17,500
Rydex Variable Trust - Internet Fund - Q/NQ
2017	30.267778	40.041476	32.29%	8,098
2016	29.346939	30.267778	3.14%	8,412
2015	27.425862	29.346939	7.00%	8,814
2014	27.240071	27.425862	0.68%	5,204
2013	18.240292	27.240071	49.34%	8,451
2012	15.479999	18.240292	17.83%	10,864
2011	17.797628	15.479999	-13.02%	4,367
2010	14.922871	17.797628	19.26%	9,738
2009	9.111440	14.922871	63.78%	5,321
2008	16.738454	9.111440	-45.57%	3,307

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.544510	0.328257	-39.72%	528,522
2016	0.783741	0.544510	-30.52%	107,844
2015	0.862988	0.783741	-9.18%	241,988
2014	1.117053	0.862988	-22.74%	162,487
2013	2.015962	1.117053	-44.59%	78,002
2012	2.632778	2.015962	-23.43%	41,166
2011	3.655826	2.632778	-27.98%	26,663
2010	5.310840	3.655826	-31.16%	24,082
2009	9.716773	5.310840	-45.34%	7,646
2008	6.117694	9.716773	58.83%	943
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.874235	2.586161	-10.02%	27,134
2016	2.998706	2.874235	-4.15%	14,814
2015	3.074079	2.998706	-2.45%	56,493
2014	4.145805	3.074079	-25.85%	52,110
2013	3.642416	4.145805	13.82%	152,231
2012	3.932200	3.642416	-7.37%	123,281
2011	5.724291	3.932200	-31.31%	61,535
2010	6.648327	5.724291	-13.90%	65,540
2009	5.638044	6.648327	17.92%	23,365
2008	8.180951	5.638044	-31.08%	3,597
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.637352	1.397908	-14.62%	7,352
2016	2.050277	1.637352	-20.14%	6,861
2015	2.099848	2.050277	-2.36%	19,247
2014	2.404356	2.099848	-12.66%	30,876
2013	3.361628	2.404356	-28.48%	8,349
2012	4.169915	3.361628	-19.38%	0
2011	4.556811	4.169915	-8.49%	1,189
2010	6.176587	4.556811	-26.22%	1,427
2009	9.664175	6.176587	-36.09%	0
2008	7.280471	9.664175	32.74%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	0.872064	0.648840	-25.60%	15,072
2016	0.975560	0.872064	-10.61%	14,067
2015	1.133854	0.975560	-13.96%	15,496
2014	1.411100	1.133854	-19.65%	22,908
2013	2.014101	1.411100	-29.94%	11,099
2012	2.507134	2.014101	-19.67%	22,524
2011	2.823268	2.507134	-11.20%	2,415
2010	3.631330	2.823268	-22.25%	4,642
2009	6.136922	3.631330	-40.83%	474
2008	4.198329	6.136922	46.18%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.513768	1.293269	-14.57%	17,605
2016	1.922856	1.513768	-21.28%	29,041
2015	1.945224	1.922856	-1.15%	287,736
2014	2.161065	1.945224	-9.99%	118,959
2013	3.164690	2.161065	-31.71%	42,044
2012	3.915738	3.164690	-19.18%	2,911
2011	4.291956	3.915738	-8.77%	44,841
2010	6.005346	4.291956	-28.53%	41,636
2009	9.057470	6.005346	-33.70%	2,000
2008	7.355722	9.057470	23.14%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	1.939338	1.582867	-18.38%	41,064
2016	2.231787	1.939338	-13.10%	38,950
2015	2.364902	2.231787	-5.63%	96,703
2014	2.799495	2.364902	-15.52%	42,331
2013	3.857945	2.799495	-27.44%	14,167
2012	4.706009	3.857945	-18.02%	8,369
2011	5.239273	4.706009	-10.18%	19,141
2010	6.389159	5.239273	-18.00%	39,642
2009	8.930391	6.389159	-28.46%	280
2008	6.494466	8.930391	37.51%	901
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	13.403180	19.893997	48.43%	4,449
2016	12.467403	13.403180	7.51%	705
2015	11.272915	12.467403	10.60%	1,346
2014	13.495231	11.272915	-16.47%	1,423
2013	8.760303	13.495231	54.05%	2,431
2012	7.386457	8.760303	18.60%	17,390
2011	10.526976	7.386457	-29.83%	919
2010	9.211488	10.526976	14.28%	4,884
2009	7.542476	9.211488	22.13%	0
2008	11.395820	7.542476	-33.81%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	29.931045	35.502348	18.61%	6,698
2016	27.663151	29.931045	8.20%	8,507
2015	27.928473	27.663151	-0.95%	20,414
2014	26.312112	27.928473	6.14%	7,427
2013	18.709984	26.312112	40.63%	3,668
2012	15.617575	18.709984	19.80%	3,705
2011	15.436433	15.617575	1.17%	3,555
2010	11.992604	15.436433	28.72%	13,825
2009	8.882392	11.992604	35.02%	4,404
2008	17.669730	8.882392	-49.73%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	42.054673	50.852150	20.92%	4,874
2016	32.848384	42.054673	28.03%	269,292
2015	35.201099	32.848384	-6.68%	237,381
2014	31.845949	35.201099	10.54%	5,578
2013	21.465723	31.845949	48.36%	10,772
2012	17.484301	21.465723	22.77%	24,953
2011	19.159877	17.484301	-8.75%	3,578
2010	14.105347	19.159877	35.83%	7,863
2009	9.372979	14.105347	50.49%	385
2008	21.016454	9.372979	-55.40%	34
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	38.629342	64.656752	67.38%	267,172
2016	35.691673	38.629342	8.23%	16,351
2015	31.531452	35.691673	13.19%	42,506
2014	23.379383	31.531452	34.87%	306,969
2013	13.137020	23.379383	77.97%	74,365
2012	9.918897	13.137020	32.44%	52,670
2011	10.112541	9.918897	-1.91%	75,172
2010	7.480203	10.112541	35.19%	40,846
2009	3.477788	7.480203	115.09%	13,395
2008	12.853455	3.477788	-72.94%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	31.001311	40.142620	29.49%	62,715
2016	29.621008	31.001311	4.66%	65,675
2015	27.712194	29.621008	6.89%	83,248
2014	23.894295	27.712194	15.98%	48,780
2013	17.974058	23.894295	32.94%	71,368
2012	15.587890	17.974058	15.31%	13,255
2011	15.449711	15.587890	0.89%	12,844
2010	13.204365	15.449711	17.00%	7,750
2009	8.796964	13.204365	50.10%	9,935
2008	15.336641	8.796964	-42.64%	1,251
Rydex Variable Trust - Nova Fund - Q/NQ
2017	21.750857	28.306251	30.14%	17,376
2016	19.033025	21.750857	14.28%	26,182
2015	19.413417	19.033025	-1.96%	20,264
2014	16.577812	19.413417	17.10%	20,383
2013	11.267516	16.577812	47.13%	46,012
2012	9.334031	11.267516	20.71%	24,635
2011	9.563578	9.334031	-2.40%	29,396
2010	8.072756	9.563578	18.47%	10,101
2009	6.032865	8.072756	33.81%	2,989
2008	13.419911	6.032865	-55.05%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	11.418248	12.074615	5.75%	129,886
2016	6.985557	11.418248	63.46%	104,272
2015	10.159721	6.985557	-31.24%	79,405
2014	12.447742	10.159721	-18.38%	67,127
2013	23.387929	12.447742	-46.78%	65,796
2012	24.696729	23.387929	-5.30%	46,357
2011	32.974651	24.696729	-25.10%	41,790
2010	24.183471	32.974651	36.35%	37,345
2009	16.409633	24.183471	47.37%	2,969
2008	27.049269	16.409633	-39.33%	2,686
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	24.449328	25.751222	5.32%	17,449
2016	22.476268	24.449328	8.78%	19,699
2015	23.350273	22.476268	-3.74%	23,512
2014	19.540600	23.350273	19.50%	49,175
2013	19.037060	19.540600	2.65%	16,048
2012	16.290226	19.037060	16.86%	16,568
2011	16.130710	16.290226	0.99%	12,568
2010	13.081904	16.130710	23.31%	17,709
2009	10.575556	13.081904	23.70%	8,168
2008	18.351572	10.575556	-42.37%	1,016
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	25.117687	27.984832	11.41%	6,843
2016	25.358600	25.117687	-0.95%	4,391
2015	26.025016	25.358600	-2.56%	8,320
2014	24.254956	26.025016	7.30%	4,022
2013	18.087081	24.254956	34.10%	3,131
2012	15.685797	18.087081	15.31%	3,526
2011	15.084682	15.685797	3.98%	4,786
2010	12.206839	15.084682	23.58%	8,323
2009	8.570883	12.206839	42.42%	3,456
2008	12.944411	8.570883	-33.79%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	30.750093	36.444502	18.52%	6,396
2016	23.876339	30.750093	28.79%	10,510
2015	26.592209	23.876339	-10.21%	5,613
2014	25.821641	26.592209	2.98%	5,328
2013	16.490880	25.821641	56.58%	7,675
2012	13.677109	16.490880	20.57%	12,197
2011	15.771742	13.677109	-13.28%	3,695
2010	11.586205	15.771742	36.13%	3,756
2009	8.801095	11.586205	31.65%	46
2008	18.326477	8.801095	-51.98%	1,106

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	22.088996	31.300577	41.70%	522,947
2016	18.577383	22.088996	18.90%	517,978
2015	19.129960	18.577383	-2.89%	10,427
2014	15.540638	19.129960	23.10%	519,397
2013	9.327865	15.540638	66.60%	491,287
2012	7.300662	9.327865	27.77%	21,487
2011	7.696795	7.300662	-5.15%	433,561
2010	6.212080	7.696795	23.90%	215,001
2009	4.297663	6.212080	44.55%	3,108
2008	13.594300	4.297663	-68.39%	10,632
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	20.465661	25.141000	22.84%	230,372
2016	20.203385	20.465661	1.30%	265,038
2015	20.240435	20.203385	-0.18%	411,401
2014	18.232194	20.240435	11.01%	330,892
2013	13.064723	18.232194	39.55%	158,001
2012	11.676350	13.064723	11.89%	21,494
2011	11.953953	11.676350	-2.32%	16,479
2010	9.681660	11.953953	23.47%	104,436
2009	6.658766	9.681660	45.40%	4,531
2008	11.206080	6.658766	-40.58%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	21.101223	24.143743	14.42%	182,413
2016	18.201049	21.101223	15.93%	250,039
2015	20.339187	18.201049	-10.51%	107,802
2014	18.564984	20.339187	9.56%	262,296
2013	12.941929	18.564984	43.45%	154,873
2012	10.722637	12.941929	20.70%	42,360
2011	11.213399	10.722637	-4.38%	11,561
2010	9.437806	11.213399	18.81%	6,233
2009	6.318639	9.437806	49.36%	4,007
2008	12.462382	6.318639	-49.30%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	24.248573	28.439164	17.28%	78,994
2016	23.909288	24.248573	1.42%	79,760
2015	23.896604	23.909288	0.05%	76,042
2014	24.580741	23.896604	-2.78%	78,321
2013	18.568943	24.580741	32.38%	60,660
2012	16.203326	18.568943	14.60%	23,506
2011	16.516668	16.203326	-1.90%	15,766
2010	12.615535	16.516668	30.92%	94,755
2009	8.146562	12.615535	54.86%	1,852
2008	12.919858	8.146562	-36.95%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	22.289480	24.905681	11.74%	48,722
2016	17.512020	22.289480	27.28%	129,211
2015	20.121011	17.512020	-12.97%	27,135
2014	19.092039	20.121011	5.39%	39,994
2013	14.236385	19.092039	34.11%	41,157
2012	12.323523	14.236385	15.52%	9,765
2011	13.440291	12.323523	-8.31%	5,057
2010	11.329630	13.440291	18.63%	3,202
2009	7.389909	11.329630	53.31%	4,097
2008	13.275978	7.389909	-44.34%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	23.828209	27.315663	14.64%	77,839
2016	20.329238	23.828209	17.21%	71,443
2015	20.663681	20.329238	-1.62%	58,131
2014	20.925343	20.663681	-1.25%	69,918
2013	14.995904	20.925343	39.54%	101,906
2012	13.729701	14.995904	9.22%	7,449
2011	13.430999	13.729701	2.22%	5,435
2010	10.846015	13.430999	23.83%	38,374
2009	8.198315	10.846015	32.30%	425
2008	12.640301	8.198315	-35.14%	54
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	20.407993	20.097675	-1.52%	96,118
2016	15.686697	20.407993	30.10%	140,460
2015	18.373675	15.686697	-14.62%	59,373
2014	18.365207	18.373675	0.05%	85,406
2013	13.020981	18.365207	41.04%	67,625
2012	10.953829	13.020981	18.87%	19,523
2011	12.248971	10.953829	-10.57%	16,256
2010	9.915264	12.248971	23.54%	10,113
2009	6.187772	9.915264	60.24%	7,368
2008	11.090354	6.187772	-44.21%	190
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	7.854802	6.387850	-18.68%	4,625
2016	7.433486	7.854802	5.67%	4,128
2015	6.640925	7.433486	11.93%	6,703
2014	5.470496	6.640925	21.40%	39,121
2013	5.709242	5.470496	-4.18%	1,961
2012	6.169182	5.709242	-7.46%	8,565
2011	6.525103	6.169182	-5.45%	3,615
2010	6.919484	6.525103	-5.70%	971
2009	8.325731	6.919484	-16.89%	15,777
2008	7.986798	8.325731	4.24%	1,121

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2017	21.455327	28.101627	30.98%	44,390
2016	19.560336	21.455327	9.69%	30,853
2015	19.589840	19.560336	-0.15%	30,970
2014	17.992608	19.589840	8.88%	20,896
2013	13.457266	17.992608	33.70%	25,917
2012	12.169592	13.457266	10.58%	12,407
2011	13.571940	12.169592	-10.33%	9,157
2010	12.267417	13.571940	10.63%	7,683
2009	7.983557	12.267417	53.66%	9,765
2008	14.810368	7.983557	-46.09%	645
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	9.729879	10.170962	4.53%	12,968
2016	8.392179	9.729879	15.94%	12,980
2015	9.111462	8.392179	-7.89%	18,623
2014	8.991633	9.111462	1.33%	14,721
2013	7.751709	8.991633	16.00%	18,069
2012	7.486243	7.751709	3.55%	21,875
2011	8.856342	7.486243	-15.47%	14,364
2010	7.831914	8.856342	13.08%	4,608
2009	6.163218	7.831914	27.08%	7,334
2008	11.417967	6.163218	-46.02%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	28.998985	34.943287	20.50%	19,025
2016	25.440472	28.998985	13.99%	20,359
2015	29.986697	25.440472	-15.16%	12,488
2014	24.727992	29.986697	21.27%	15,201
2013	16.623004	24.727992	48.76%	9,801
2012	14.316474	16.623004	16.11%	3,520
2011	16.310980	14.316474	-12.23%	5,256
2010	13.306115	16.310980	22.58%	5,463
2009	11.478842	13.306115	15.92%	5,636
2008	15.552839	11.478842	-26.19%	654
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	17.485106	19.169380	9.63%	21,687
2016	15.219317	17.485106	14.89%	29,462
2015	16.636749	15.219317	-8.52%	40,106
2014	13.708881	16.636749	21.36%	85,092
2013	12.217547	13.708881	12.21%	15,842
2012	12.235828	12.217547	-0.15%	22,081
2011	10.654862	12.235828	14.84%	20,533
2010	10.094976	10.654862	5.55%	7,190
2009	8.983361	10.094976	12.37%	10,579
2008	12.917495	8.983361	-30.46%	4,014

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.762163	6.789341	17.83%	4,599
2016	6.391678	5.762163	-9.85%	4,599
2015	7.782247	6.391678	-17.87%	12,236
2014	10.092529	7.782247	-22.89%	5,612
2013	10.516346	10.092529	-4.03%	10,613
2012	10.567208	10.516346	-0.48%	14,985
2011	11.109946	10.567208	-4.89%	10,551
2010	11.918988	11.109946	-6.79%	5,857
2009	11.321932	11.918988	5.27%	275
2008	13.063995	11.321932	-13.33%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.964683	10.092795	1.29%	64,702
2016	9.849893	9.964683	1.17%	68,286
2015	10.065685	9.849893	-2.14%	53,479
2014	10.054902	10.065685	0.11%	12,138
2013*	10.000000	10.054902	0.55%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.803172	8.03%	3,111
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	6.390232	6.203414	-2.92%	87,613
2016	4.502740	6.390232	41.92%	91,290
2015	6.851397	4.502740	-34.28%	84,919
2014	8.576641	6.851397	-20.12%	68,386
2013	7.857497	8.576641	9.15%	48,585
2012	7.696585	7.857497	2.09%	13,436
2011*	10.000000	7.696585	-23.03%	5,722

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	12.637191	14.407465	14.01%	0
2016	12.270888	12.637191	2.99%	0
2015	12.286152	12.270888	-0.12%	0
2014	11.633513	12.286152	5.61%	0
2013	10.147385	11.633513	14.65%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.720846	9.504668	-2.22%	0
2016	7.001929	9.720846	38.83%	0
2015	11.440030	7.001929	-38.79%	0
2014	10.367578	11.440030	10.34%	0
2013*	10.000000	10.367578	3.68%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.622868	13.088986	23.22%	0
2016	9.977837	10.622868	6.46%	0
2015	10.254555	9.977837	-2.70%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.241566	10.469368	2.22%	0
2016	9.950027	10.241566	2.93%	0
2015	10.346678	9.950027	-3.83%	0
2014	10.158391	10.346678	1.85%	0
2013	11.257189	10.158391	-9.76%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.343503	12.288547	18.80%	0
2016	9.243592	10.343503	11.90%	0
2015*	10.000000	9.243592	-7.56%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	11.132777	11.937609	7.23%	0
2016	9.371176	11.132777	18.80%	0
2015*	10.000000	9.371176	-6.29%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.750217	10.830175	11.08%	0
2016	9.527679	9.750217	2.34%	0
2015	9.839354	9.527679	-3.17%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.416349	14.141496	23.87%	0
2016	11.367948	11.416349	0.43%	0
2015	11.531598	11.367948	-1.42%	0
2014	11.479196	11.531598	0.46%	0
2013*	10.000000	11.479196	14.79%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.129978	12.784372	14.86%	0
2016*	10.000000	11.129978	11.30%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.385707	13.886958	12.12%	0
2016	12.100648	12.385707	2.36%	0
2015	12.396569	12.100648	-2.39%	0
2014	12.334254	12.396569	0.51%	0
2013	10.933238	12.334254	12.81%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.846462	11.138405	13.12%	0
2016	9.406423	9.846462	4.68%	0
2015	9.935995	9.406423	-5.33%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.871500	10.045751	1.77%	0
2016*	10.000000	9.871500	-1.29%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.108820	1.09%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.200443	2.00%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.811270	5.817039	0.10%	0
2016	5.261141	5.811270	10.46%	0
2015	7.123762	5.261141	-26.15%	0
2014	8.705986	7.123762	-18.17%	0
2013	9.840337	8.705986	-11.53%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.881684	13.477918	13.43%	0
2016	10.459835	11.881684	13.59%	0
2015	10.882169	10.459835	-3.88%	0
2014*	10.000000	10.882169	8.82%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.285782	10.491312	2.00%	0
2016	9.574873	10.285782	7.42%	0
2015*	10.000000	9.574873	-4.25%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.895896	13.341844	12.16%	0
2016	11.731216	11.895896	1.40%	0
2015	11.904951	11.731216	-1.46%	0
2014	11.440371	11.904951	4.06%	0
2013	10.059706	11.440371	13.72%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.200957	11.679617	14.50%	0
2016	9.670504	10.200957	5.49%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.761812	11.953951	11.08%	0
2016	9.272167	10.761812	16.07%	0
2015*	10.000000	9.272167	-7.28%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.254640	12.941018	14.98%	0
2016*	10.000000	11.254640	12.55%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.175300	13.526516	32.93%	0
2016	10.262940	10.175300	-0.85%	0
2015*	10.000000	10.262940	2.63%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.252880	10.808660	5.42%	0
2016	9.107590	10.252880	12.58%	0
2015*	10.000000	9.107590	-8.92%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.968679	10.221874	2.54%	0
2016*	10.000000	9.968679	-0.31%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	10.823949	11.075359	2.32%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.177351	10.792465	6.04%	0
2016	9.555352	10.177351	6.51%	0
2015	9.882347	9.555352	-3.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	14.681163	16.210262	10.42%	0
2016	13.155124	14.681163	11.60%	0
2015	14.225810	13.155124	-7.53%	0
2014	14.028272	14.225810	1.41%	0
2013	11.494965	14.028272	22.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.208167	12.120740	8.14%	0
2016	9.968886	11.208167	12.43%	0
2015	10.877804	9.968886	-8.36%	0
2014	10.545494	10.877804	3.15%	0
2013*	10.000000	10.545494	5.45%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.507085	13.392816	7.08%	0
2016	11.307418	12.507085	10.61%	0
2015	11.902445	11.307418	-5.00%	0
2014	11.419563	11.902445	4.23%	0
2013*	10.000000	11.419563	14.20%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.542503	9.590464	0.50%	0
2016	9.401362	9.542503	1.50%	0
2015*	10.000000	9.401362	-5.99%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.050970	11.210098	11.53%	0
2016	9.769534	10.050970	2.88%	0
2015	10.520244	9.769534	-7.14%	0
2014	10.264639	10.520244	2.49%	0
2013*	10.000000	10.264639	2.65%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.731782	9.716402	-0.16%	0
2016	9.775679	9.731782	-0.45%	0
2015	9.970817	9.775679	-1.96%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.296465	6.749277	7.19%	0
2016	7.491822	6.296465	-15.96%	0
2015	7.717658	7.491822	-2.93%	0
2014	6.983358	7.717658	10.51%	0
2013	6.903761	6.983358	1.15%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	14.214008	16.097291	13.25%	0
2016	14.321461	14.214008	-0.75%	0
2015	14.344059	14.321461	-0.16%	0
2014	14.152204	14.344059	1.36%	0
2013	12.219804	14.152204	15.81%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.080995	9.283242	2.23%	0
2016	9.254344	9.080995	-1.87%	0
2015	9.215367	9.254344	0.42%	0
2014	8.930108	9.215367	3.19%	0
2013	8.909603	8.930108	0.23%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.899878	11.119826	2.02%	0
2016	10.182306	10.899878	7.05%	0
2015	10.252188	10.182306	-0.68%	0
2014	10.155942	10.252188	0.95%	0
2013*	10.000000	10.155942	1.56%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.809024	11.706008	8.30%	0
2016	9.830075	10.809024	9.96%	0
2015	10.428559	9.830075	-5.74%	0
2014	10.005314	10.428559	4.23%	0
2013*	10.000000	10.005314	0.05%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.223703	13.089293	16.62%	0
2016	11.682672	11.223703	-3.93%	0
2015	12.927572	11.682672	-9.63%	0
2014	13.839838	12.927572	-6.59%	0
2013	11.217187	13.839838	23.38%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.682196	10.943252	26.04%	0
2016	7.290203	8.682196	19.09%	0
2015	9.248700	7.290203	-21.18%	0
2014	9.836154	9.248700	-5.97%	0
2013*	10.000000	9.836154	-1.64%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.240791	10.948747	6.91%	0
2016	9.003140	10.240791	13.75%	0
2015	9.721937	9.003140	-7.39%	0
2014	10.011100	9.721937	-2.89%	0
2013*	10.000000	10.011100	0.11%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	10.170248	10.415719	2.41%	0
2016	9.892552	10.170248	2.81%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.924541	12.022028	10.05%	0
2016*	10.000000	10.924541	9.25%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	11.267672	12.286443	9.04%	0
2016	10.782294	11.267672	4.50%	0
2015	11.214720	10.782294	-3.86%	0
2014	10.910527	11.214720	2.79%	0
2013	10.194575	10.910527	7.02%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.618453	12.554369	8.06%	0
2016	10.655536	11.618453	9.04%	0
2015	10.935366	10.655536	-2.56%	0
2014	10.779081	10.935366	1.45%	0
2013	11.981274	10.779081	-10.03%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.206813	11.326816	10.97%	0
2016	9.003720	10.206813	13.36%	0
2015	10.604001	9.003720	-15.09%	0
2014*	10.000000	10.604001	6.04%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.924345	12.899245	8.18%	0
2016	11.726999	11.924345	1.68%	0
2015	12.064603	11.726999	-2.80%	0
2014	10.747243	12.064603	12.26%	0
2013	10.620117	10.747243	1.20%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.956121	12.527916	14.35%	0
2016	10.532630	10.956121	4.02%	0
2015	11.428429	10.532630	-7.84%	0
2014	11.363878	11.428429	0.57%	0
2013	9.956713	11.363878	14.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.320700	16.350882	14.18%	0
2016	13.324325	14.320700	7.48%	0
2015	13.381820	13.324325	-0.43%	0
2014	12.926727	13.381820	3.52%	0
2013	10.634097	12.926727	21.56%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.417005	10.997228	16.78%	0
2016	9.274464	9.417005	1.54%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.634115	11.194157	5.27%	0
2016	9.447303	10.634115	12.56%	0
2015	9.837957	9.447303	-3.97%	0
2014*	10.000000	9.837957	-1.62%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.003122	13.535871	23.02%	0
2016*	10.000000	11.003122	10.03%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	10.032622	10.201282	1.68%	0
2016	9.949645	10.032622	0.83%	0
2015	10.076643	9.949645	-1.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	15.452916	18.253974	18.13%	0
2016	14.462162	15.452916	6.85%	0
2015	14.929348	14.462162	-3.13%	0
2014	14.489748	14.929348	3.03%	0
2013	11.349977	14.489748	27.66%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.227791	14.615002	10.49%	0
2016	12.642840	13.227791	4.63%	0
2015	12.959638	12.642840	-2.44%	0
2014	12.602071	12.959638	2.84%	0
2013	11.147118	12.602071	13.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	14.344883	16.380273	14.19%	0
2016	13.555514	14.344883	5.82%	0
2015	13.933123	13.555514	-2.71%	0
2014	13.496938	13.933123	3.23%	0
2013	11.289919	13.496938	19.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.596384	12.161540	4.87%	0
2016	11.242003	11.596384	3.15%	0
2015	11.485916	11.242003	-2.12%	0
2014	11.272879	11.485916	1.89%	0
2013	10.895478	11.272879	3.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.180528	11.520657	13.16%	0
2016	9.781177	10.180528	4.08%	0
2015	10.365133	9.781177	-5.63%	0
2014	10.279964	10.365133	0.83%	0
2013*	10.000000	10.279964	2.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.127725	11.763015	16.15%	0
2016	9.670374	10.127725	4.73%	0
2015	10.310495	9.670374	-6.21%	0
2014	10.351978	10.310495	-0.40%	0
2013*	10.000000	10.351978	3.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.798543	15.506527	12.38%	0
2016	13.110391	13.798543	5.25%	0
2015	13.439801	13.110391	-2.45%	0
2014	13.034921	13.439801	3.11%	0
2013	11.221944	13.034921	16.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	14.719310	17.136375	16.42%	0
2016	13.874473	14.719310	6.09%	0
2015	14.286885	13.874473	-2.89%	0
2014	13.857592	14.286885	3.10%	0
2013	11.308875	13.857592	22.54%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.736902	13.800612	8.35%	0
2016	12.186342	12.736902	4.52%	0
2015	12.492443	12.186342	-2.45%	0
2014	12.172893	12.492443	2.63%	0
2013	11.098418	12.172893	9.68%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.811550	11.062167	2.32%	0
2016	10.610690	10.811550	1.89%	0
2015	10.817307	10.610690	-1.91%	0
2014	10.460277	10.817307	3.41%	0
2013	10.830700	10.460277	-3.42%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.584212	14.627777	16.24%	0
2016	11.457676	12.584212	9.83%	0
2015	11.999427	11.457676	-4.51%	0
2014	11.800598	11.999427	1.68%	0
2013*	10.000000	11.800598	18.01%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	12.035158	13.508603	12.24%	0
2016	11.221549	12.035158	7.25%	0
2015	11.584953	11.221549	-3.14%	0
2014	11.535009	11.584953	0.43%	0
2013*	10.000000	11.535009	15.35%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.490033	11.846018	39.53%	0
2016	7.993420	8.490033	6.21%	0
2015	9.650678	7.993420	-17.17%	0
2014*	10.000000	9.650678	-3.49%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.939179	10.004679	0.66%	0
2016	10.005704	9.939179	-0.66%	0
2015	10.158826	10.005704	-1.51%	0
2014*	10.000000	10.158826	1.59%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	9.053783	8.946655	-1.18%	0
2016	9.181794	9.053783	-1.39%	0
2015	9.312165	9.181794	-1.40%	0
2014	9.444386	9.312165	-1.40%	0
2013	9.578483	9.444386	-1.40%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.455639	11.643886	23.14%	0
2016	9.501846	9.455639	-0.49%	0
2015	9.730121	9.501846	-2.35%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.901413	12.730252	16.78%	0
2016	10.099566	10.901413	7.94%	0
2015	10.346247	10.099566	-2.38%	0
2014*	10.000000	10.346247	3.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.574520	11.587487	9.58%	0
2016	10.088424	10.574520	4.82%	0
2015	10.249471	10.088424	-1.57%	0
2014*	10.000000	10.249471	2.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.759005	12.179821	13.21%	0
2016	10.127538	10.759005	6.24%	0
2015	10.326263	10.127538	-1.92%	0
2014*	10.000000	10.326263	3.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.319918	10.754090	4.21%	0
2016	10.038054	10.319918	2.81%	0
2015	10.153691	10.038054	-1.14%	0
2014*	10.000000	10.153691	1.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.306081	11.588047	12.44%	0
2016	9.887657	10.306081	4.23%	0
2015	10.363973	9.887657	-4.60%	0
2014	10.259181	10.363973	1.02%	0
2013*	10.000000	10.259181	2.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.342356	11.927846	15.33%	0
2016	9.807132	10.342356	5.46%	0
2015	10.355966	9.807132	-5.30%	0
2014	10.324016	10.355966	0.31%	0
2013*	10.000000	10.324016	3.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.707602	11.922941	11.35%	0
2016	10.135262	10.707602	5.65%	0
2015	10.313695	10.135262	-1.73%	0
2014*	10.000000	10.313695	3.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.801904	12.427565	15.05%	0
2016	10.098368	10.801904	6.97%	0
2015	10.317046	10.098368	-2.12%	0
2014*	10.000000	10.317046	3.17%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.525001	11.334000	7.69%	0
2016	10.098140	10.525001	4.23%	0
2015	10.244658	10.098140	-1.43%	0
2014*	10.000000	10.244658	2.45%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.004576	12.535190	25.29%	0
2016	9.819786	10.004576	1.88%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.541773	13.176418	14.16%	0
2016	9.730862	11.541773	18.61%	0
2015	10.125634	9.730862	-3.90%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	10.058108	10.545612	4.85%	0
2016	9.388702	10.058108	7.13%	0
2015	9.805426	9.388702	-4.25%	0
2014	9.572867	9.805426	2.43%	0
2013*	10.000000	9.572867	-4.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	12.374099	15.317129	23.78%	0
2016	12.867376	12.374099	-3.83%	0
2015	13.136062	12.867376	-2.05%	0
2014	13.505181	13.136062	-2.73%	0
2013	11.312531	13.505181	19.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.698588	10.510013	20.82%	0
2016	8.403169	8.698588	3.52%	0
2015	9.003811	8.403169	-6.67%	0
2014*	10.000000	9.003811	-9.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	17.316684	22.176804	28.07%	0
2016	17.219216	17.316684	0.57%	0
2015	16.933739	17.219216	1.69%	0
2014	15.591866	16.933739	8.61%	0
2013	11.764544	15.591866	32.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	17.374082	19.591911	12.77%	0
2016	15.183772	17.374082	14.43%	0
2015	15.947393	15.183772	-4.79%	0
2014	14.671027	15.947393	8.70%	0
2013	11.019440	14.671027	33.14%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	17.168008	21.587504	25.74%	0
2016	16.416965	17.168008	4.57%	0
2015	16.707833	16.416965	-1.74%	0
2014	16.337365	16.707833	2.27%	0
2013	11.954221	16.337365	36.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	20.409647	22.909760	12.25%	0
2016	17.601816	20.409647	15.95%	0
2015	18.382188	17.601816	-4.25%	0
2014	15.931619	18.382188	15.38%	0
2013	11.908926	15.931619	33.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.706195	14.419865	23.18%	0
2016	10.961604	11.706195	6.79%	0
2015	11.033813	10.961604	-0.65%	0
2014*	10.000000	11.033813	10.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	12.356911	13.288706	7.54%	0
2016	9.951248	12.356911	24.17%	0
2015	10.739337	9.951248	-7.34%	0
2014*	10.000000	10.739337	7.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	12.239505	13.696401	11.90%	0
2016	10.105493	12.239505	21.12%	0
2015	10.419361	10.105493	-3.01%	0
2014*	10.000000	10.419361	4.19%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.897558	14.139182	18.84%	0
2016	10.832321	11.897558	9.83%	0
2015	10.884325	10.832321	-0.48%	0
2014*	10.000000	10.884325	8.84%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.610693	12.151903	4.66%	0
2016	10.986581	11.610693	5.68%	0
2015	11.811143	10.986581	-6.98%	0
2014	9.314315	11.811143	26.81%	0
2013*	10.000000	9.314315	-6.86%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	11.105907	13.308565	19.83%	0
2016	10.086558	11.105907	10.11%	0
2015	10.112165	10.086558	-0.25%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.863204	9.879083	0.16%	0
2016	9.759672	9.863204	1.06%	0
2015	9.932130	9.759672	-1.74%	0
2014	10.023642	9.932130	-0.91%	0
2013	10.155257	10.023642	-1.30%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.414060	12.850740	12.59%	0
2016	9.576898	11.414060	19.18%	0
2015	10.211401	9.576898	-6.21%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.208039	9.686123	5.19%	0
2016	9.399035	9.208039	-2.03%	0
2015	10.040562	9.399035	-6.39%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.799047	10.662267	8.81%	0
2016	9.099286	9.799047	7.69%	0
2015	9.960791	9.099286	-8.65%	0
2014	10.132202	9.960791	-1.69%	0
2013*	10.000000	10.132202	1.32%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	10.286194	10.433500	1.43%	0
2016	9.216023	10.286194	11.61%	0
2015	9.656831	9.216023	-4.56%	0
2014	9.658517	9.656831	-0.02%	0
2013*	10.000000	9.658517	-3.41%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	10.161553	10.231627	0.69%	0
2016	9.873828	10.161553	2.91%	0
2015	10.271669	9.873828	-3.87%	0
2014	10.530841	10.271669	-2.46%	0
2013	10.210433	10.530841	3.14%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.566558	15.547442	34.42%	0
2016	11.748796	11.566558	-1.55%	0
2015	11.493538	11.748796	2.22%	0
2014	11.421904	11.493538	0.63%	0
2013*	10.000000	11.421904	14.22%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.512610	11.752650	11.80%	0
2016	9.442853	10.512610	11.33%	0
2015	10.545900	9.442853	-10.46%	0
2014	10.647213	10.545900	-0.95%	0
2013	10.786602	10.647213	-1.29%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.482227	6.522575	0.62%	0
2016	5.722899	6.482227	13.27%	0
2015	7.807964	5.722899	-26.70%	0
2014	9.730801	7.807964	-19.76%	0
2013	11.571810	9.730801	-15.91%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.686402	13.732714	8.25%	0
2016	11.364438	12.686402	11.63%	0
2015	11.805010	11.364438	-3.73%	0
2014	11.806790	11.805010	-0.02%	0
2013	12.881498	11.806790	-8.34%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.091122	0.91%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.214466	11.153034	9.19%	0
2016	10.066810	10.214466	1.47%	0
2015	10.998967	10.066810	-8.47%	0
2014	11.121666	10.998967	-1.10%	0
2013	12.072371	11.121666	-7.88%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.685485	11.434103	7.01%	0
2016	10.425770	10.685485	2.49%	0
2015	11.029745	10.425770	-5.48%	0
2014	10.949994	11.029745	0.73%	0
2013	12.145923	10.949994	-9.85%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	13.799513	14.493325	5.03%	0
2016	12.456086	13.799513	10.79%	0
2015	12.860454	12.456086	-3.14%	0
2014	12.634602	12.860454	1.79%	0
2013	12.131058	12.634602	4.15%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.372474	3.72%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.872333	9.856395	-0.16%	0
2016	9.883142	9.872333	-0.11%	0
2015	10.002589	9.883142	-1.19%	0
2014	10.069265	10.002589	-0.66%	0
2013	10.236016	10.069265	-1.63%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.713713	11.073007	3.35%	0
2016	10.591772	10.713713	1.15%	0
2015	10.706236	10.591772	-1.07%	0
2014	10.423839	10.706236	2.71%	0
2013	10.793451	10.423839	-3.42%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	10.071103	10.417664	3.44%	0
2016	9.761462	10.071103	3.17%	0
2015	10.080290	9.761462	-3.16%	0
2014	9.931117	10.080290	1.50%	0
2013*	10.000000	9.931117	-0.69%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	13.682955	14.438907	5.52%	0
2016	12.195932	13.682955	12.19%	0
2015	12.916178	12.195932	-5.58%	0
2014	13.138480	12.916178	-1.69%	0
2013	11.918044	13.138480	10.24%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	14.411031	14.891073	3.33%	0
2016	13.408305	14.411031	7.48%	0
2015	13.577754	13.408305	-1.25%	0
2014	13.455794	13.577754	0.91%	0
2013	12.404138	13.455794	8.48%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.884716	11.640992	31.02%	0
2016	8.953219	8.884716	-0.77%	0
2015	10.020230	8.953219	-10.65%	0
2014	10.324466	10.020230	-2.95%	0
2013	9.107472	10.324466	13.36%	0
ProFunds - ProFund VP Banks - Q/NQ
2017	16.753628	19.479853	16.27%	0
2016	13.788050	16.753628	21.51%	0
2015	14.044642	13.788050	-1.83%	0
2014	12.904956	14.044642	8.83%	0
2013	9.807095	12.904956	31.59%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	9.579872	11.614699	21.24%	0
2016	8.199390	9.579872	16.84%	0
2015	9.660878	8.199390	-15.13%	0
2014	9.635579	9.660878	0.26%	0
2013	8.251443	9.635579	16.77%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2017	3.260988	2.637754	-19.11%	0
2016	3.803670	3.260988	-14.27%	0
2015	4.057438	3.803670	-6.25%	0
2014	4.798813	4.057438	-15.45%	0
2013	6.626344	4.798813	-27.58%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	23.381187	28.251828	20.83%	0
2016	28.054699	23.381187	-16.66%	0
2015	27.543947	28.054699	1.85%	0
2014	21.533664	27.543947	27.91%	0
2013	12.967264	21.533664	66.06%	0
ProFunds - ProFund VP Bull - Q/NQ
2017	17.125012	20.152047	17.68%	0
2016	15.837533	17.125012	8.13%	0
2015	16.136321	15.837533	-1.85%	0
2014	14.681683	16.136321	9.91%	0
2013	11.475435	14.681683	27.94%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	15.587558	17.683830	13.45%	0
2016	15.267339	15.587558	2.10%	0
2015	14.865246	15.267339	2.70%	0
2014	13.677465	14.865246	8.68%	0
2013	10.799076	13.677465	26.65%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	18.800890	21.943446	16.71%	0
2016	18.301172	18.800890	2.73%	0
2015	17.729593	18.301172	3.22%	0
2014	15.988942	17.729593	10.89%	0
2013	11.593617	15.988942	37.91%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	7.174801	9.427570	31.40%	0
2016	6.554744	7.174801	9.46%	0
2015	8.044668	6.554744	-18.52%	0
2014	8.447852	8.044668	-4.77%	0
2013	9.155864	8.447852	-7.73%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	11.037785	13.029031	18.04%	0
2016	10.383220	11.037785	6.30%	0
2015	11.815995	10.383220	-12.13%	0
2014	13.118135	11.815995	-9.93%	0
2013	10.937858	13.118135	19.93%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Financials - Q/NQ
2017	16.285009	18.978469	16.54%	0
2016	14.321573	16.285009	13.71%	0
2015	14.745299	14.321573	-2.87%	0
2014	13.243936	14.745299	11.34%	0
2013	10.169718	13.243936	30.23%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	18.289643	21.806655	19.23%	0
2016	19.332210	18.289643	-5.39%	0
2015	18.668906	19.332210	3.55%	0
2014	15.306467	18.668906	21.97%	0
2013	11.107599	15.306467	37.80%	0
ProFunds - ProFund VP Industrials - Q/NQ
2017	15.597702	18.824743	20.69%	0
2016	13.457322	15.597702	15.90%	0
2015	14.131775	13.457322	-4.77%	0
2014	13.575282	14.131775	4.10%	0
2013	9.963192	13.575282	36.25%	0
ProFunds - ProFund VP International - Q/NQ
2017	10.396715	12.486076	20.10%	0
2016	10.642412	10.396715	-2.31%	0
2015	11.187629	10.642412	-4.87%	0
2014	12.347657	11.187629	-9.39%	0
2013	10.480060	12.347657	17.82%	0
ProFunds - ProFund VP Internet - Q/NQ
2017	18.381856	24.659606	34.15%	0
2016	17.665393	18.381856	4.06%	0
2015	14.886367	17.665393	18.67%	0
2014	14.930271	14.886367	-0.29%	0
2013	9.980970	14.930271	49.59%	0
ProFunds - ProFund VP Japan - Q/NQ
2017	13.345146	15.586864	16.80%	0
2016	13.478512	13.345146	-0.99%	0
2015	12.919436	13.478512	4.33%	0
2014	12.693369	12.919436	1.78%	0
2013	8.684467	12.693369	46.16%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	20.735051	26.655243	28.55%	0
2016	19.978633	20.735051	3.79%	0
2015	18.856624	19.978633	5.95%	0
2014	16.344779	18.856624	15.37%	0
2013	12.345458	16.344779	32.40%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	11.255790	10.746334	-4.53%	0
2016	9.192119	11.255790	22.45%	0
2015	12.166283	9.192119	-24.45%	0
2014	13.843512	12.166283	-12.12%	0
2013	11.316106	13.843512	22.33%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	17.105442	18.613549	8.82%	0
2016	18.020501	17.105442	-5.08%	0
2015	17.498843	18.020501	2.98%	0
2014	14.868710	17.498843	17.69%	0
2013	11.456446	14.868710	29.78%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.258401	3.382496	3.81%	0
2016	2.120787	3.258401	53.64%	0
2015	3.203284	2.120787	-33.79%	0
2014	4.267239	3.203284	-24.93%	0
2013	6.974336	4.267239	-38.82%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2017	13.434287	14.312989	6.54%	0
2016	12.886853	13.434287	4.25%	0
2015	13.027615	12.886853	-1.08%	0
2014	10.568595	13.027615	23.27%	0
2013	10.708764	10.568595	-1.31%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.565691	3.097319	-13.14%	0
2016	3.813006	3.565691	-6.49%	0
2015	3.929525	3.813006	-2.97%	0
2014	5.714505	3.929525	-31.24%	0
2013	4.975788	5.714505	14.85%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	17.515281	23.411409	33.66%	0
2016	13.909342	17.515281	25.92%	0
2015	14.524509	13.909342	-4.24%	0
2014	10.949795	14.524509	32.65%	0
2013	8.320020	10.949795	31.61%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.662073	4.740087	-28.85%	0
2016	8.066454	6.662073	-17.41%	0
2015	7.335977	8.066454	9.96%	0
2014	7.664650	7.335977	-4.29%	0
2013	7.791432	7.664650	-1.63%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2017	4.685860	3.666959	-21.74%	0
2016	5.050003	4.685860	-7.21%	0
2015	5.323022	5.050003	-5.13%	0
2014	5.251572	5.323022	1.36%	0
2013	6.742644	5.251572	-22.11%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.577486	1.899856	-26.29%	0
2016	2.906348	2.577486	-11.32%	0
2015	3.389793	2.906348	-14.26%	0
2014	4.264482	3.389793	-20.51%	0
2013	6.126487	4.264482	-30.39%	0
ProFunds - ProFund VP Technology - Q/NQ
2017	16.211003	21.608846	33.30%	0
2016	14.634257	16.211003	10.77%	0
2015	14.493853	14.634257	0.97%	0
2014	12.445155	14.493853	16.46%	0
2013	10.081945	12.445155	23.44%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	14.377671	13.875888	-3.49%	0
2016	11.985617	14.377671	19.96%	0
2015	11.973615	11.985617	0.10%	0
2014	12.075301	11.973615	-0.84%	0
2013	10.927840	12.075301	10.50%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	14.548971	15.706824	7.96%	0
2016	14.800520	14.548971	-1.70%	0
2015	15.908013	14.800520	-6.96%	0
2014	11.828965	15.908013	34.48%	0
2013	14.831417	11.828965	-20.24%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	41.459948	68.816467	65.98%	0
2016	38.709350	41.459948	7.11%	0
2015	34.557915	38.709350	12.01%	0
2014	25.801453	34.557915	33.94%	0
2013	14.615174	25.801453	76.54%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.663482	0.360219	-45.71%	0
2016	0.843315	0.663482	-21.32%	0
2015	1.159841	0.843315	-27.29%	0
2014	1.830939	1.159841	-36.65%	0
2013	3.615231	1.830939	-49.35%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2017	15.498584	16.908161	9.09%	0
2016	13.658872	15.498584	13.47%	0
2015	14.800445	13.658872	-7.71%	0
2014	11.924077	14.800445	24.12%	0
2013	10.672510	11.924077	11.73%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2017	9.892235	10.971857	10.91%	0
2016	7.883698	9.892235	25.48%	0
2015	8.404149	7.883698	-6.19%	0
2014	8.241716	8.404149	1.97%	0
2013	6.470402	8.241716	27.38%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	22.768210	27.262611	19.74%	0
2016	17.645113	22.768210	29.03%	0
2015	21.638825	17.645113	-18.46%	0
2014	22.351981	21.638825	-3.19%	0
2013	22.389647	22.351981	-0.17%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	25.146369	32.095009	27.63%	0
2016	31.743856	25.146369	-20.78%	0
2015	29.679804	31.743856	6.95%	0
2014	22.684418	29.679804	30.84%	0
2013	14.919523	22.684418	52.05%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	2.148776	2.212648	2.97%	0
2016	1.973865	2.148776	8.86%	0
2015	3.024094	1.973865	-34.73%	0
2014	4.647825	3.024094	-34.94%	0
2013	4.870229	4.647825	-4.57%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	31.106533	34.208285	9.97%	0
2016	29.925920	31.106533	3.95%	0
2015	28.572872	29.925920	4.74%	0
2014	25.729728	28.572872	11.05%	0
2013	20.346666	25.729728	26.46%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	24.502601	38.298987	56.31%	0
2016	19.009390	24.502601	28.90%	0
2015	20.128271	19.009390	-5.56%	0
2014	17.477358	20.128271	15.17%	0
2013	10.894549	17.477358	60.42%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	13.703505	17.709179	29.23%	0
2016	11.177173	13.703505	22.60%	0
2015	11.102329	11.177173	0.67%	0
2014	9.099846	11.102329	22.01%	0
2013	6.833616	9.099846	33.16%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2017	19.162086	17.710835	-7.57%	0
2016	14.793144	19.162086	29.53%	0
2015	21.502587	14.793144	-31.20%	0
2014	26.799368	21.502587	-19.76%	0
2013	22.013657	26.799368	21.74%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	17.173369	13.776434	-19.78%	0
2016	14.142374	17.173369	21.43%	0
2015	21.000655	14.142374	-32.66%	0
2014	30.143185	21.000655	-30.33%	0
2013	24.676168	30.143185	22.16%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	8.887942	11.270514	26.81%	0
2016	9.546328	8.887942	-6.90%	0
2015	10.431563	9.546328	-8.49%	0
2014	12.089927	10.431563	-13.72%	0
2013	9.896863	12.089927	22.16%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	12.616200	14.377504	13.96%	0
2016	11.046565	12.616200	14.21%	0
2015	11.668572	11.046565	-5.33%	0
2014	10.511909	11.668572	11.00%	0
2013	8.358041	10.511909	25.77%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	18.832182	20.357489	8.10%	0
2016	19.163770	18.832182	-1.73%	0
2015	20.479560	19.163770	-6.42%	0
2014	15.424255	20.479560	32.78%	0
2013	19.136119	15.424255	-19.40%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	21.783586	26.389632	21.14%	0
2016	24.464248	21.783586	-10.96%	0
2015	23.736389	24.464248	3.07%	0
2014	19.317564	23.736389	22.87%	0
2013	13.815065	19.317564	39.83%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.745204	11.322659	5.37%	0
2016	9.763054	10.745204	10.06%	0
2015	9.972447	9.763054	-2.10%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2017	29.574411	39.065031	32.09%	0
2016	28.718155	29.574411	2.98%	0
2015	26.879089	28.718155	6.84%	0
2014	26.737621	26.879089	0.53%	0
2013	17.931046	26.737621	49.11%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.534121	0.321512	-39.81%	0
2016	0.769953	0.534121	-30.63%	0
2015	0.849104	0.769953	-9.32%	0
2014	1.100755	0.849104	-22.86%	0
2013	1.989565	1.100755	-44.67%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.815116	2.529128	-10.16%	0
2016	2.941481	2.815116	-4.30%	0
2015	3.020003	2.941481	-2.60%	0
2014	4.079077	3.020003	-25.96%	0
2013	3.589246	4.079077	13.65%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.606125	1.369163	-14.75%	0
2016	2.014238	1.606125	-20.26%	0
2015	2.066076	2.014238	-2.51%	0
2014	2.369294	2.066076	-12.80%	0
2013	3.317651	2.369294	-28.59%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	0.852071	0.633007	-25.71%	0
2016	0.954650	0.852071	-10.75%	0
2015	1.111238	0.954650	-14.09%	0
2014	1.385065	1.111238	-19.77%	0
2013	1.979943	1.385065	-30.05%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.484890	1.266676	-14.70%	0
2016	1.889043	1.484890	-21.39%	0
2015	1.913927	1.889043	-1.30%	0
2014	2.129527	1.913927	-10.12%	0
2013	3.123259	2.129527	-31.82%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	1.894912	1.544263	-18.50%	0
2016	2.183977	1.894912	-13.24%	0
2015	2.317758	2.183977	-5.77%	0
2014	2.747856	2.317758	-15.65%	0
2013	3.792541	2.747856	-27.55%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	13.096081	19.408763	48.20%	0
2016	12.200200	13.096081	7.34%	0
2015	11.048090	12.200200	10.43%	0
2014	13.246219	11.048090	-16.59%	0
2013	8.611730	13.246219	53.82%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	29.245451	34.636620	18.43%	0
2016	27.070491	29.245451	8.03%	0
2015	27.371721	27.070491	-1.10%	0
2014	25.826819	27.371721	5.98%	0
2013	18.392808	25.826819	40.42%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	41.091204	49.611930	20.74%	0
2016	32.144478	41.091204	27.83%	0
2015	34.499187	32.144478	-6.83%	0
2014	31.258431	34.499187	10.37%	0
2013	21.101721	31.258431	48.13%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	37.744496	63.080221	67.12%	0
2016	34.926976	37.744496	8.07%	0
2015	30.902808	34.926976	13.02%	0
2014	22.948097	30.902808	34.66%	0
2013	12.914251	22.948097	77.70%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	30.291403	39.164040	29.29%	0
2016	28.986595	30.291403	4.50%	0
2015	27.159909	28.986595	6.73%	0
2014	23.453705	27.159909	15.80%	0
2013	17.669438	23.453705	32.74%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2017	21.252606	27.615981	29.94%	0
2016	18.625221	21.252606	14.11%	0
2015	19.026355	18.625221	-2.11%	0
2014	16.271987	19.026355	16.93%	0
2013	11.076458	16.271987	46.91%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	11.156448	11.779906	5.59%	0
2016	6.835730	11.156448	63.21%	0
2015	9.956995	6.835730	-31.35%	0
2014	12.217968	9.956995	-18.51%	0
2013	22.991199	12.217968	-46.86%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	23.889158	25.123129	5.17%	0
2016	21.994586	23.889158	8.61%	0
2015	22.884624	21.994586	-3.89%	0
2014	19.180034	22.884624	19.31%	0
2013	18.714221	19.180034	2.49%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	24.542327	27.302409	11.25%	0
2016	24.815306	24.542327	-1.10%	0
2015	25.506196	24.815306	-2.71%	0
2014	23.807584	25.506196	7.13%	0
2013	17.780456	23.807584	33.90%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	30.045527	35.555546	18.34%	0
2016	23.364643	30.045527	28.59%	0
2015	26.061923	23.364643	-10.35%	0
2014	25.345229	26.061923	2.83%	0
2013	16.211207	25.345229	56.34%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	21.582832	30.537079	41.49%	0
2016	18.179207	21.582832	18.72%	0
2015	18.748423	18.179207	-3.04%	0
2014	15.253861	18.748423	22.91%	0
2013	9.169640	15.253861	66.35%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	20.075603	24.624508	22.66%	0
2016	19.848393	20.075603	1.14%	0
2015	19.915051	19.848393	-0.33%	0
2014	17.966379	19.915051	10.85%	0
2013	12.893821	17.966379	39.34%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	20.699057	23.647754	14.25%	0
2016	17.881235	20.699057	15.76%	0
2015	20.012207	17.881235	-10.65%	0
2014	18.294316	20.012207	9.39%	0
2013	12.772618	18.294316	43.23%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	23.786407	27.854904	17.10%	0
2016	23.489169	23.786407	1.27%	0
2015	23.512429	23.489169	-0.10%	0
2014	24.222383	23.512429	-2.93%	0
2013	18.326033	24.222383	32.17%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	21.864555	24.393892	11.57%	0
2016	17.204221	21.864555	27.09%	0
2015	19.797459	17.204221	-13.10%	0
2014	18.813617	19.797459	5.23%	0
2013	14.050099	18.813617	33.90%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	23.374020	26.754427	14.46%	0
2016	19.971988	23.374020	17.03%	0
2015	20.331435	19.971988	-1.77%	0
2014	20.620229	20.331435	-1.40%	0
2013	14.799707	20.620229	39.33%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	20.018984	19.684710	-1.67%	0
2016	15.411022	20.018984	29.90%	0
2015	18.078269	15.411022	-14.75%	0
2014	18.097431	18.078269	-0.11%	0
2013	12.850613	18.097431	40.83%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	7.721714	6.270104	-18.80%	0
2016	7.318615	7.721714	5.51%	0
2015	6.548226	7.318615	11.76%	0
2014	5.402336	6.548226	21.21%	0
2013	5.646681	5.402336	-4.33%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2017	20.963836	27.416334	30.78%	0
2016	19.141239	20.963836	9.52%	0
2015	19.199288	19.141239	-0.30%	0
2014	17.660721	19.199288	8.71%	0
2013	13.229125	17.660721	33.50%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	9.507029	9.922952	4.37%	0
2016	8.212399	9.507029	15.76%	0
2015	8.929850	8.212399	-8.03%	0
2014	8.825809	8.929850	1.18%	0
2013	7.620311	8.825809	15.82%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	28.334695	34.091159	20.32%	0
2016	24.895392	28.334695	13.82%	0
2015	29.388874	24.895392	-15.29%	0
2014	24.271864	29.388874	21.08%	0
2013	16.341168	24.271864	48.53%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	17.084631	18.701973	9.47%	0
2016	14.893262	17.084631	14.71%	0
2015	16.305102	14.893262	-8.66%	0
2014	13.456033	16.305102	21.17%	0
2013	12.010449	13.456033	12.04%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.664492	6.664157	17.65%	0
2016	6.292867	5.664492	-9.99%	0
2015	7.673612	6.292867	-17.99%	0
2014	9.966803	7.673612	-23.01%	0
2013	10.401137	9.966803	-4.18%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.917305	10.029586	1.13%	0
2016	9.817945	9.917305	1.01%	0
2015	10.048308	9.817945	-2.29%	0
2014	10.052811	10.048308	-0.04%	0
2013*	10.000000	10.052811	0.53%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.792285	7.92%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	6.335391	6.140866	-3.07%	0
2016	4.470869	6.335391	41.70%	0
2015	6.813283	4.470869	-34.38%	0
2014	8.541935	6.813283	-20.24%	0
2013	7.837610	8.541935	8.99%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	12.600932	14.358865	13.95%	0
2016	12.241867	12.600932	2.93%	0
2015	12.263314	12.241867	-0.17%	0
2014	11.617779	12.263314	5.56%	0
2013	10.138809	11.617779	14.59%	0
2012	9.074560	10.138809	11.73%	0
2011*	10.000000	9.074560	-9.25%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.705394	9.484763	-2.27%	9,716
2016	6.994343	9.705394	38.76%	11,132
2015	11.433445	6.994343	-38.83%	10,297
2014	10.366859	11.433445	10.29%	5,377
2013*	10.000000	10.366859	3.67%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.611353	13.068198	23.15%	7,601
2016	9.972067	10.611353	6.41%	6,999
2015	10.253828	9.972067	-2.75%	4,871
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.212177	10.434036	2.17%	47,814
2016	9.926513	10.212177	2.88%	45,335
2015	10.327470	9.926513	-3.88%	44,246
2014	10.144674	10.327470	1.80%	14,504
2013	11.247684	10.144674	-9.81%	12,844
2012	10.628563	11.247684	5.83%	11,541
2011*	10.000000	10.628563	6.29%	1,220
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.334796	12.272005	18.74%	22,843
2016	9.240466	10.334796	11.84%	16,245
2015*	10.000000	9.240466	-7.60%	13,490
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	11.123356	11.921471	7.18%	50,056
2016	9.367994	11.123356	18.74%	45,526
2015*	10.000000	9.367994	-6.32%	37,037
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.739652	10.812976	11.02%	89,684
2016	9.522174	9.739652	2.28%	90,821
2015	9.838655	9.522174	-3.22%	65,733
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.395165	14.108113	23.81%	27,758
2016	11.352589	11.395165	0.38%	31,837
2015	11.521859	11.352589	-1.47%	28,561
2014	11.475316	11.521859	0.41%	2,309
2013*	10.000000	11.475316	14.75%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.126253	12.773626	14.81%	7,750
2016*	10.000000	11.126253	11.26%	7,149
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.343931	13.833122	12.06%	53,014
2016	12.065924	12.343931	2.30%	50,065
2015	12.367261	12.065924	-2.44%	69,982
2014	12.311341	12.367261	0.45%	96,072
2013	10.918468	12.311341	12.76%	23,359
2012	10.075299	10.918468	8.37%	16,350
2011	10.609433	10.075299	-5.03%	20,666
2010*	10.000000	10.609433	6.09%	1,053
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.835781	11.120699	13.06%	3,708
2016	9.400972	9.835781	4.63%	210
2015	9.935289	9.400972	-5.38%	355
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.868187	10.037311	1.71%	38,540
2016*	10.000000	9.868187	-1.32%	23,074
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.105419	1.05%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.197012	1.97%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.791668	5.794473	0.05%	8,816
2016	5.246038	5.791668	10.40%	5,615
2015	7.106925	5.246038	-26.18%	1,450
2014	8.689826	7.106925	-18.22%	1,261
2013	9.827052	8.689826	-11.57%	0
2012	10.185397	9.827052	-3.52%	83
2011	11.831847	10.185397	-13.92%	0
2010*	10.000000	11.831847	18.32%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.865628	13.452907	13.38%	4,576
2016	10.450984	11.865628	13.54%	2,988
2015	10.878488	10.450984	-3.93%	851
2014*	10.000000	10.878488	8.78%	407
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.277079	10.477123	1.95%	80,177
2016	9.571617	10.277079	7.37%	5,544
2015*	10.000000	9.571617	-4.28%	2,397

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.861757	13.296833	12.10%	2,427
2016	11.703478	11.861757	1.35%	2,427
2015	11.882835	11.703478	-1.51%	2,544
2014	11.424908	11.882835	4.01%	2,670
2013	10.051208	11.424908	13.67%	2,894
2012	9.087542	10.051208	10.60%	2,994
2011*	10.000000	9.087542	-9.12%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.193378	11.665039	14.44%	3,895
2016	9.668206	10.193378	5.43%	3,968
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.752708	11.937799	11.02%	13,346
2016	9.269011	10.752708	16.01%	18,915
2015*	10.000000	9.269011	-7.31%	13,842
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.250862	12.930125	14.93%	10,321
2016*	10.000000	11.250862	12.51%	1,265
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.166694	13.508249	32.87%	85,681
2016	10.259446	10.166694	-0.90%	83,009
2015*	10.000000	10.259446	2.59%	58,236
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.244204	10.794057	5.37%	73,393
2016	9.104480	10.244204	12.52%	82,896
2015*	10.000000	9.104480	-8.96%	20,203
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.965344	10.213292	2.49%	10,055
2016*	10.000000	9.965344	-0.35%	1,447
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	10.815909	11.061539	2.27%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.166325	10.775313	5.99%	7,603
2016	9.549826	10.166325	6.46%	25,548
2015	9.881640	9.549826	-3.36%	7,010

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	14.631617	16.147388	10.36%	2,731
2016	13.117366	14.631617	11.54%	3,016
2015	14.192179	13.117366	-7.57%	3,058
2014	14.002212	14.192179	1.36%	3,058
2013	11.479429	14.002212	21.98%	4,278
2012	10.100087	11.479429	13.66%	2,132
2011	10.408891	10.100087	-2.97%	0
2010*	10.000000	10.408891	4.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.187334	12.092086	8.09%	105,483
2016	9.955392	11.187334	12.37%	88,030
2015	10.868596	9.955392	-8.40%	75,435
2014	10.541920	10.868596	3.10%	125,129
2013*	10.000000	10.541920	5.42%	689
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.483854	13.361183	7.03%	33,472
2016	11.292132	12.483854	10.55%	25,378
2015	11.892378	11.292132	-5.05%	23,804
2014	11.415698	11.892378	4.18%	3,844
2013*	10.000000	11.415698	14.16%	559
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.534437	9.577515	0.45%	11,705
2016	9.398168	9.534437	1.45%	11,806
2015*	10.000000	9.398168	-6.02%	10,866
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.035004	11.186638	11.48%	20,186
2016	9.758949	10.035004	2.83%	20,186
2015	10.514178	9.758949	-7.18%	20,186
2014	10.263929	10.514178	2.44%	237
2013*	10.000000	10.263929	2.64%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.721216	9.700952	-0.21%	6,878
2016	9.770009	9.721216	-0.50%	14,392
2015	9.970113	9.770009	-2.01%	9,171
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.270797	6.718366	7.14%	30,139
2016	7.465055	6.270797	-16.00%	27,071
2015	7.693986	7.465055	-2.98%	34,749
2014	6.965481	7.693986	10.46%	21,220
2013	6.889578	6.965481	1.10%	18,602
2012	7.873390	6.889578	-12.50%	0
2011	8.743312	7.873390	-9.95%	0
2010	9.197148	8.743312	-4.93%	0
2009	9.722772	9.197148	-5.41%	0
2008*	10.000000	9.722772	-2.77%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	14.108645	15.969904	13.19%	22,149
2016	14.222487	14.108645	-0.80%	22,872
2015	14.252153	14.222487	-0.21%	21,061
2014	14.068656	14.252153	1.30%	20,810
2013	12.153818	14.068656	15.76%	17,635
2012	11.809772	12.153818	2.91%	1,919
2011	12.824810	11.809772	-7.91%	929
2010	11.701797	12.824810	9.60%	929
2009	9.327991	11.701797	25.45%	929
2008	15.971666	9.327991	-41.60%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.030086	9.226530	2.18%	24,552
2016	9.207118	9.030086	-1.92%	24,573
2015	9.172996	9.207118	0.37%	71,660
2014	8.893559	9.172996	3.14%	58,025
2013	8.877648	8.893559	0.18%	53,178
2012	8.812504	8.877648	0.74%	7,963
2011	8.649414	8.812504	1.89%	568
2010	8.265665	8.649414	4.64%	0
2009	8.672075	8.265665	-4.69%	0
2008	10.826555	8.672075	-19.90%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.879633	11.093570	1.97%	37,597
2016	10.168531	10.879633	6.99%	81,437
2015	10.243518	10.168531	-0.73%	58,938
2014	10.152499	10.243518	0.90%	23,592
2013*	10.000000	10.152499	1.52%	2,341
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.791866	11.681524	8.24%	48,256
2016	9.819430	10.791866	9.90%	47,284
2015	10.422551	9.819430	-5.79%	35,032
2014	10.004616	10.422551	4.18%	25,703
2013*	10.000000	10.004616	0.05%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.185846	13.038553	16.56%	80,423
2016	11.649151	11.185846	-3.98%	78,196
2015	12.897023	11.649151	-9.68%	87,208
2014	13.814153	12.897023	-6.64%	31,630
2013	11.202059	13.814153	23.32%	11,880
2012	9.538198	11.202059	17.44%	4,521
2011	10.429841	9.538198	-8.55%	2,435
2010*	10.000000	10.429841	4.30%	2,111

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.666038	10.917359	25.98%	35,662
2016	7.280319	8.666038	19.03%	40,206
2015	9.240854	7.280319	-21.22%	26,426
2014	9.832800	9.240854	-6.02%	28,020
2013*	10.000000	9.832800	-1.67%	4,134
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.221785	10.922910	6.86%	31,706
2016	8.990970	10.221785	13.69%	26,504
2015	9.713705	8.990970	-7.44%	15,345
2014	10.007700	9.713705	-2.94%	5,400
2013*	10.000000	10.007700	0.08%	1,603
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	10.162691	10.402718	2.36%	0
2016	9.890207	10.162691	2.76%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.920869	12.011913	9.99%	3,918
2016*	10.000000	10.920869	9.21%	3,825
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	11.235350	12.245004	8.99%	15,823
2016	10.756796	11.235350	4.45%	18,098
2015	11.193874	10.756796	-3.90%	20,596
2014	10.895784	11.193874	2.74%	5,575
2013	10.185960	10.895784	6.97%	5,791
2012	9.459812	10.185960	7.68%	914
2011*	10.000000	9.459812	-5.40%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.585118	12.512026	8.00%	21,441
2016	10.630342	11.585118	8.98%	20,371
2015	10.915037	10.630342	-2.61%	20,984
2014	10.764503	10.915037	1.40%	6,272
2013	11.971147	10.764503	-10.08%	5,056
2012	10.305484	11.971147	16.16%	637
2011*	10.000000	10.305484	3.05%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.193010	11.305765	10.92%	21,374
2016	8.996101	10.193010	13.30%	23,511
2015	10.600399	8.996101	-15.13%	16,778
2014*	10.000000	10.600399	6.00%	9,059

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.890165	12.855767	8.12%	26,758
2016	11.699281	11.890165	1.63%	29,348
2015	12.042194	11.699281	-2.85%	34,045
2014	10.732714	12.042194	12.20%	21,538
2013	10.611149	10.732714	1.15%	5,448
2012	8.286297	10.611149	28.06%	3,815
2011*	10.000000	8.286297	-17.14%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.924711	12.485683	14.29%	2,551
2016	10.507747	10.924711	3.97%	2,889
2015	11.407230	10.507747	-7.89%	3,139
2014	11.348546	11.407230	0.52%	5,014
2013	9.948312	11.348546	14.08%	5,590
2012	8.878907	9.948312	12.04%	911
2011*	10.000000	8.878907	-11.21%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.279653	16.295774	14.12%	136,499
2016	13.292855	14.279653	7.42%	114,889
2015	13.356985	13.292855	-0.48%	113,334
2014	12.909270	13.356985	3.47%	34,227
2013	10.625107	12.909270	21.50%	30,050
2012	9.317421	10.625107	14.03%	83
2011*	10.000000	9.317421	-6.83%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.410002	10.983499	16.72%	3,035
2016	9.272253	9.410002	1.49%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.619665	11.173295	5.21%	0
2016	9.439230	10.619665	12.51%	0
2015	9.834543	9.439230	-4.02%	0
2014*	10.000000	9.834543	-1.65%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.999448	13.524513	22.96%	812
2016*	10.000000	10.999448	9.99%	812
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	10.021761	10.185082	1.63%	8,666
2016	9.943904	10.021761	0.78%	9,299
2015	10.075927	9.943904	-1.31%	39,902

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	15.400787	18.183208	18.07%	7,192
2016	14.420675	15.400787	6.80%	2,035
2015	14.894084	14.420675	-3.18%	2,039
2014	14.462850	14.894084	2.98%	0
2013	11.334655	14.462850	27.60%	2,902
2012	9.902267	11.334655	14.47%	0
2011	10.732237	9.902267	-7.73%	0
2010*	10.000000	10.732237	7.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.183176	14.558335	10.43%	26,487
2016	12.606574	13.183176	4.57%	37,226
2015	12.929020	12.606574	-2.49%	35,092
2014	12.578679	12.929020	2.79%	39,311
2013	11.132067	12.578679	12.99%	2,603
2012	10.171212	11.132067	9.45%	0
2011	10.461264	10.171212	-2.77%	0
2010*	10.000000	10.461264	4.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	14.296502	16.316773	14.13%	41,757
2016	13.516633	14.296502	5.77%	51,912
2015	13.900209	13.516633	-2.76%	54,860
2014	13.471889	13.900209	3.18%	47,892
2013	11.274684	13.471889	19.49%	13,455
2012	10.067471	11.274684	11.99%	0
2011	10.580070	10.067471	-4.84%	0
2010*	10.000000	10.580070	5.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.557278	12.114390	4.82%	8,686
2016	11.209754	11.557278	3.10%	30,927
2015	11.458780	11.209754	-2.17%	6,985
2014	11.251946	11.458780	1.84%	4,998
2013	10.880771	11.251946	3.41%	0
2012	10.271049	10.880771	5.94%	1,146
2011	10.276826	10.271049	-0.06%	1,389
2010*	10.000000	10.276826	2.77%	1,042
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.164371	11.496565	13.11%	987
2016	9.770591	10.164371	4.03%	987
2015	10.359160	9.770591	-5.68%	987
2014	10.279249	10.359160	0.78%	987
2013*	10.000000	10.279249	2.79%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.111633	11.738385	16.09%	5,144
2016	9.659895	10.111633	4.68%	0
2015	10.304549	9.659895	-6.26%	26,298
2014	10.351257	10.304549	-0.45%	27,172
2013*	10.000000	10.351257	3.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.751978	15.446394	12.32%	87,468
2016	13.072770	13.751978	5.20%	83,656
2015	13.408032	13.072770	-2.50%	73,910
2014	13.010708	13.408032	3.05%	6,389
2013	11.206784	13.010708	16.10%	3,067
2012	10.120187	11.206784	10.74%	580
2011	10.514042	10.120187	-3.75%	0
2010*	10.000000	10.514042	5.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	14.669677	17.069962	16.36%	19,577
2016	13.834685	14.669677	6.04%	20,945
2015	14.253144	13.834685	-2.94%	30,679
2014	13.831881	14.253144	3.05%	32,733
2013	11.293614	13.831881	22.48%	15,837
2012	10.001373	11.293614	12.92%	0
2011	10.645545	10.001373	-6.05%	0
2010*	10.000000	10.645545	6.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.693956	13.747124	8.30%	7,834
2016	12.151389	12.693956	4.47%	7,849
2015	12.462932	12.151389	-2.50%	7,160
2014	12.150299	12.462932	2.57%	6,040
2013	11.083431	12.150299	9.63%	2,809
2012	10.220374	11.083431	8.44%	0
2011	10.398550	10.220374	-1.71%	0
2010*	10.000000	10.398550	3.99%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.780596	11.024931	2.27%	6,638
2016	10.585650	10.780596	1.84%	6,662
2015	10.797240	10.585650	-1.96%	3,309
2014	10.446156	10.797240	3.36%	9,349
2013	10.821564	10.446156	-3.47%	927
2012	10.251478	10.821564	5.56%	2,086
2011*	10.000000	10.251478	2.51%	393
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.558981	14.591070	16.18%	1,035
2016	11.440484	12.558981	9.78%	534
2015	11.987492	11.440484	-4.56%	535
2014	11.794846	11.987492	1.63%	129
2013*	10.000000	11.794846	17.95%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	12.011005	13.474679	12.19%	0
2016	11.204691	12.011005	7.20%	0
2015	11.573429	11.204691	-3.19%	0
2014	11.529387	11.573429	0.38%	0
2013*	10.000000	11.529387	15.29%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.478499	11.823948	39.46%	18,372
2016	7.986584	8.478499	6.16%	10,435
2015	9.647324	7.986584	-17.21%	6,230
2014*	10.000000	9.647324	-3.53%	6,130
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.925679	9.986041	0.61%	30,104
2016	9.997167	9.925679	-0.72%	33,475
2015	10.155307	9.997167	-1.56%	20,920
2014*	10.000000	10.155307	1.55%	11,663
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	9.021456	8.910207	-1.23%	337,950
2016	9.153636	9.021456	-1.44%	307,006
2015	9.288313	9.153636	-1.45%	280,691
2014	9.424973	9.288313	-1.45%	328,041
2013	9.563643	9.424973	-1.45%	187,347
2012	9.704742	9.563643	-1.45%	126,582
2011	9.847131	9.704742	-1.45%	139,470
2010	9.992000	9.847131	-1.45%	107,332
2009*	10.000000	9.992000	-0.08%	50,245
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.445390	11.625395	23.08%	21,543
2016	9.496346	9.445390	-0.54%	19,604
2015	9.729431	9.496346	-2.40%	7,367
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.886599	12.706538	16.72%	328
2016	10.090944	10.886599	7.88%	4,978
2015	10.342655	10.090944	-2.43%	5,103
2014*	10.000000	10.342655	3.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.560150	11.565892	9.52%	7,404
2016	10.079814	10.560150	4.77%	8,135
2015	10.245915	10.079814	-1.62%	7,802
2014*	10.000000	10.245915	2.46%	6,255
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.744358	12.157097	13.15%	19,560
2016	10.118873	10.744358	6.18%	19,560
2015	10.322671	10.118873	-1.97%	20,116
2014*	10.000000	10.322671	3.23%	19,560

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.305861	10.734007	4.15%	3,087
2016	10.029462	10.305861	2.76%	3,447
2015	10.150158	10.029462	-1.19%	17,886
2014*	10.000000	10.150158	1.50%	4,431
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.289707	11.563795	12.38%	0
2016	9.876947	10.289707	4.18%	0
2015	10.357994	9.876947	-4.64%	0
2014	10.258470	10.357994	0.97%	0
2013*	10.000000	10.258470	2.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.325918	11.902873	15.27%	0
2016	9.796497	10.325918	5.40%	0
2015	10.349990	9.796497	-5.35%	0
2014	10.323299	10.349990	0.26%	0
2013*	10.000000	10.323299	3.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.693052	11.900732	11.29%	167,029
2016	10.126606	10.693052	5.59%	151,400
2015	10.310108	10.126606	-1.78%	51,153
2014*	10.000000	10.310108	3.10%	167
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.787237	12.404426	14.99%	15,985
2016	10.089742	10.787237	6.91%	20,850
2015	10.313474	10.089742	-2.17%	20,428
2014*	10.000000	10.313474	3.13%	3,728
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.510683	11.312872	7.63%	0
2016	10.089516	10.510683	4.17%	1,355
2015	10.241097	10.089516	-1.48%	0
2014*	10.000000	10.241097	2.41%	1,791
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	9.997140	12.519551	25.23%	9,858
2016	9.817454	9.997140	1.83%	9,358
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.529261	13.155481	14.11%	32,333
2016	9.725229	11.529261	18.55%	34,617
2015	10.124913	9.725229	-3.95%	6,400

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	10.039431	10.520703	4.79%	43,744
2016	9.376010	10.039431	7.08%	51,247
2015	9.797133	9.376010	-4.30%	90,367
2014	9.569630	9.797133	2.38%	14,183
2013*	10.000000	9.569630	-4.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	12.332343	15.257728	23.72%	4,620
2016	12.830440	12.332343	-3.88%	3,611
2015	13.105008	12.830440	-2.10%	4,854
2014	13.480081	13.105008	-2.78%	1,671
2013	11.297235	13.480081	19.32%	572
2012	9.923663	11.297235	13.84%	0
2011	11.141617	9.923663	-10.93%	0
2010*	10.000000	11.141617	11.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.686749	10.490401	20.76%	11,534
2016	8.395980	8.686749	3.46%	9,246
2015	9.000681	8.395980	-6.72%	6,583
2014*	10.000000	9.000681	-9.99%	4,523
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	17.258279	22.090828	28.00%	4,208
2016	17.169828	17.258279	0.52%	4,219
2015	16.893748	17.169828	1.63%	4,170
2014	15.562924	16.893748	8.55%	2,492
2013	11.748664	15.562924	32.47%	1,282
2012	10.265119	11.748664	14.45%	0
2011	10.763783	10.265119	-4.63%	0
2010*	10.000000	10.763783	7.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	17.315470	19.515947	12.71%	4,526
2016	15.140213	17.315470	14.37%	24,401
2015	15.909722	15.140213	-4.84%	6,660
2014	14.643809	15.909722	8.64%	6,213
2013	11.004573	14.643809	33.07%	1,397
2012	9.496303	11.004573	15.88%	0
2011	10.260898	9.496303	-7.45%	0
2010*	10.000000	10.260898	2.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	17.110130	21.503847	25.68%	15,006
2016	16.369896	17.110130	4.52%	8,142
2015	16.668385	16.369896	-1.79%	9,638
2014	16.307063	16.668385	2.22%	8,110
2013	11.938088	16.307063	36.60%	10,457
2012	10.566705	11.938088	12.98%	426
2011	11.221335	10.566705	-5.83%	0
2010*	10.000000	11.221335	12.21%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	20.340828	22.820978	12.19%	8,251
2016	17.551332	20.340828	15.89%	13,176
2015	18.338760	17.551332	-4.29%	7,307
2014	15.902046	18.338760	15.32%	5,570
2013	11.892846	15.902046	33.71%	4,186
2012	10.372731	11.892846	14.65%	431
2011	10.775174	10.372731	-3.73%	0
2010*	10.000000	10.775174	7.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.690273	14.392978	23.12%	2,379
2016	10.952238	11.690273	6.74%	464
2015	11.029985	10.952238	-0.70%	513
2014*	10.000000	11.029985	10.30%	750
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	12.340125	13.263946	7.49%	3,267
2016	9.942750	12.340125	24.11%	1,629
2015	10.735606	9.942750	-7.39%	1,144
2014*	10.000000	10.735606	7.36%	2,663
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	12.222871	13.670879	11.85%	3,961
2016	10.096869	12.222871	21.06%	5,436
2015	10.415750	10.096869	-3.06%	2,553
2014*	10.000000	10.415750	4.16%	2,466
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.881397	14.112833	18.78%	2,639
2016	10.823075	11.881397	9.78%	2,897
2015	10.880549	10.823075	-0.53%	3,237
2014*	10.000000	10.880549	8.81%	3,568
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.589130	12.123206	4.61%	5,646
2016	10.971721	11.589130	5.63%	5,213
2015	11.801151	10.971721	-7.03%	4,941
2014	9.311151	11.801151	26.74%	17,082
2013*	10.000000	9.311151	-6.89%	475
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	11.093880	13.287442	19.77%	206,089
2016	10.080736	11.093880	10.05%	135,521
2015	10.111448	10.080736	-0.30%	129,594

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.834901	9.845741	0.11%	38,752
2016	9.736608	9.834901	1.01%	33,600
2015	9.913687	9.736608	-1.79%	31,568
2014	10.010117	9.913687	-0.96%	3,176
2013	10.146693	10.010117	-1.35%	10,789
2012	9.945902	10.146693	2.02%	2,897
2011*	10.000000	9.945902	-0.54%	2,006
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.401692	12.830334	12.53%	34,005
2016	9.571365	11.401692	19.12%	21,436
2015	10.210680	9.571365	-6.26%	1,205
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.198056	9.670737	5.14%	7,274
2016	9.393596	9.198056	-2.08%	1,334
2015	10.039847	9.393596	-6.44%	208
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.783482	10.639951	8.75%	5,655
2016	9.089422	9.783482	7.64%	8,912
2015	9.955042	9.089422	-8.70%	5,606
2014	10.131502	9.955042	-1.74%	1,406
2013*	10.000000	10.131502	1.32%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	10.267099	10.408860	1.38%	17,834
2016	9.203561	10.267099	11.56%	29,988
2015	9.648659	9.203561	-4.61%	13,484
2014	9.655248	9.648659	-0.07%	4,094
2013*	10.000000	9.655248	-3.45%	3,493
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	10.138114	10.202873	0.64%	19,153
2016	9.856044	10.138114	2.86%	21,392
2015	10.258366	9.856044	-3.92%	35,380
2014	10.522537	10.258366	-2.51%	39,669
2013	10.207559	10.522537	3.09%	38,900
2012*	10.000000	10.207559	2.08%	7,403
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.545088	15.510744	34.35%	19,231
2016	11.732918	11.545088	-1.60%	13,104
2015	11.483830	11.732918	2.17%	10,846
2014	11.418041	11.483830	0.58%	4,477
2013*	10.000000	11.418041	14.18%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.482442	11.713002	11.74%	18,473
2016	9.420512	10.482442	11.27%	21,651
2015	10.526292	9.420512	-10.50%	69,955
2014	10.632807	10.526292	-1.00%	63,491
2013	10.777474	10.632807	-1.34%	26,211
2012	9.525904	10.777474	13.14%	33,375
2011*	10.000000	9.525904	-4.74%	3,739
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.460350	6.497283	0.57%	8,531
2016	5.706476	6.460350	13.21%	12,259
2015	7.789520	5.706476	-26.74%	24,546
2014	9.712740	7.789520	-19.80%	24,409
2013	11.556201	9.712740	-15.95%	14,390
2012	11.155054	11.556201	3.60%	2,468
2011	12.242383	11.155054	-8.88%	2,588
2010*	10.000000	12.242383	22.42%	3,006
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.643616	13.679482	8.19%	5,556
2016	11.331840	12.643616	11.58%	6,263
2015	11.777117	11.331840	-3.78%	2,792
2014	11.784872	11.777117	-0.07%	3,487
2013	12.864110	11.784872	-8.39%	1,710
2012	11.084504	12.864110	16.05%	4,328
2011	10.589481	11.084504	4.67%	941
2010*	10.000000	10.589481	5.89%	816
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.087731	0.88%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.179959	11.109735	9.13%	8,130
2016	10.037885	10.179959	1.42%	2,160
2015	10.972928	10.037885	-8.52%	1,775
2014	11.100970	10.972928	-1.15%	1,654
2013	12.056025	11.100970	-7.92%	410
2012	11.625585	12.056025	3.70%	0
2011	10.880441	11.625585	6.85%	0
2010*	10.000000	10.880441	8.80%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.649451	11.389779	6.95%	29,780
2016	10.395866	10.649451	2.44%	25,495
2015	11.003686	10.395866	-5.52%	31,393
2014	10.929670	11.003686	0.68%	13,878
2013	12.129537	10.929670	-9.89%	10,449
2012	11.518021	12.129537	5.31%	6,702
2011	10.876128	11.518021	5.90%	4,806
2010*	10.000000	10.876128	8.76%	1,796

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	13.752975	14.437131	4.97%	29,536
2016	12.420355	13.752975	10.73%	19,203
2015	12.830077	12.420355	-3.19%	14,945
2014	12.611165	12.830077	1.74%	10,138
2013	12.114694	12.611165	4.10%	11,998
2012	10.765294	12.114694	12.53%	4,859
2011	10.581086	10.765294	1.74%	5,630
2010*	10.000000	10.581086	5.81%	960
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.368983	3.69%	3,509
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.843970	9.823111	-0.21%	127,989
2016	9.859743	9.843970	-0.16%	168,849
2015	9.983980	9.859743	-1.24%	131,320
2014	10.055631	9.983980	-0.71%	153,234
2013	10.227331	10.055631	-1.68%	0
2012	9.813891	10.227331	4.21%	2,219
2011*	10.000000	9.813891	-1.86%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.682997	11.035680	3.30%	89,789
2016	10.566756	10.682997	1.10%	51,214
2015	10.686357	10.566756	-1.12%	31,374
2014	10.409755	10.686357	2.66%	18,822
2013	10.784326	10.409755	-3.47%	10,951
2012	9.993935	10.784326	7.91%	9,636
2011*	10.000000	9.993935	-0.06%	3,536
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	10.055113	10.395865	3.39%	44,553
2016	9.750896	10.055113	3.12%	46,253
2015	10.074482	9.750896	-3.21%	18,292
2014	9.930429	10.074482	1.45%	27,376
2013*	10.000000	9.930429	-0.70%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	13.636752	14.382881	5.47%	0
2016	12.160885	13.636752	12.14%	0
2015	12.885608	12.160885	-5.62%	0
2014	13.114028	12.885608	-1.74%	0
2013	11.901896	13.114028	10.18%	0
2012	10.439021	11.901896	14.01%	0
2011	10.811773	10.439021	-3.45%	121,291
2010*	10.000000	10.811773	8.12%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	14.362449	14.833374	3.28%	14,061
2016	13.369858	14.362449	7.42%	15,534
2015	13.545699	13.369858	-1.30%	4,147
2014	13.430829	13.545699	0.86%	1,257
2013	12.387411	13.430829	8.42%	215,199
2012	11.014310	12.387411	12.47%	131,683
2011	10.877428	11.014310	1.26%	660
2010*	10.000000	10.877428	8.77%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.854711	11.595817	30.96%	1,207
2016	8.927503	8.854711	-0.82%	13,430
2015	9.996527	8.927503	-10.69%	12,129
2014	10.305269	9.996527	-3.00%	990
2013	9.095166	10.305269	13.30%	1,022
2012	7.992311	9.095166	13.80%	2,072
2011	11.108745	7.992311	-28.05%	414
2010*	10.000000	11.108745	11.09%	305
ProFunds - ProFund VP Banks - Q/NQ
2017	16.705559	19.414137	16.21%	6,742
2016	13.755441	16.705559	21.45%	5,218
2015	14.018545	13.755441	-1.88%	3,721
2014	12.887514	14.018545	8.78%	1,928
2013	9.798809	12.887514	31.52%	1,377
2012	7.453460	9.798809	31.47%	1,377
2011*	10.000000	7.453460	-25.47%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	9.552406	11.575547	21.18%	16,754
2016	8.180023	9.552406	16.78%	2,904
2015	9.642949	8.180023	-15.17%	1,980
2014	9.622572	9.642949	0.21%	774
2013	8.244482	9.622572	16.72%	0
2012	7.711647	8.244482	6.91%	0
2011*	10.000000	7.711647	-22.88%	0
ProFunds - ProFund VP Bear - Q/NQ
2017	3.249973	2.627523	-19.15%	63,788
2016	3.792757	3.249973	-14.31%	12,688
2015	4.047860	3.792757	-6.30%	39,590
2014	4.789906	4.047860	-15.49%	37,363
2013	6.617404	4.789906	-27.62%	48,350
2012	8.051204	6.617404	-17.81%	2,452
2011	8.966022	8.051204	-10.20%	877
2010*	10.000000	8.966022	-10.34%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	23.314150	28.156588	20.77%	6,582
2016	27.988415	23.314150	-16.70%	11,166
2015	27.492807	27.988415	1.80%	12,406
2014	21.504579	27.492807	27.85%	16,945
2013	12.956311	21.504579	65.98%	4,520
2012	9.343755	12.956311	38.66%	7,090
2011*	10.000000	9.343755	-6.56%	0
ProFunds - ProFund VP Bull - Q/NQ
2017	17.067289	20.073973	17.62%	1,894
2016	15.792132	17.067289	8.07%	9,719
2015	16.098228	15.792132	-1.90%	18,632
2014	14.654455	16.098228	9.85%	15,934
2013	11.459967	14.654455	27.88%	8,077
2012	10.210784	11.459967	12.23%	1,177
2011	10.360620	10.210784	-1.45%	0
2010*	10.000000	10.360620	3.61%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	15.542877	17.624220	13.39%	3,238
2016	15.231283	15.542877	2.05%	4,735
2015	14.837662	15.231283	2.65%	6,724
2014	13.659013	14.837662	8.63%	20,459
2013	10.789969	13.659013	26.59%	4,828
2012	9.876524	10.789969	9.25%	4,828
2011*	10.000000	9.876524	-1.23%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	18.746993	21.869483	16.66%	6,898
2016	18.257939	18.746993	2.68%	5,269
2015	17.696685	18.257939	3.17%	11,103
2014	15.967368	17.696685	10.83%	17,380
2013	11.583833	15.967368	37.84%	8,091
2012	9.627029	11.583833	20.33%	4,805
2011*	10.000000	9.627029	-3.73%	408
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	7.150587	9.391015	31.33%	8,179
2016	6.535919	7.150587	9.40%	27,531
2015	8.025648	6.535919	-18.56%	9,984
2014	8.432165	8.025648	-4.82%	5,954
2013	9.143511	8.432165	-7.78%	7,909
2012	8.706344	9.143511	5.02%	2,186
2011	11.002120	8.706344	-20.87%	596
2010*	10.000000	11.002120	10.02%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	11.000530	12.978507	17.98%	27,977
2016	10.353408	11.000530	6.25%	22,067
2015	11.788060	10.353408	-12.17%	24,658
2014	13.093773	11.788060	-9.97%	8,831
2013	10.923089	13.093773	19.87%	647
2012	9.506465	10.923089	14.90%	304
2011	10.586794	9.506465	-10.20%	0
2010*	10.000000	10.586794	5.87%	0
ProFunds - ProFund VP Financials - Q/NQ
2017	16.238274	18.914426	16.48%	7,047
2016	14.287704	16.238274	13.65%	6,851
2015	14.717897	14.287704	-2.92%	4,187
2014	13.226027	14.717897	11.28%	2,625
2013	10.161119	13.226027	30.16%	3,775
2012	8.266531	10.161119	22.92%	1,330
2011*	10.000000	8.266531	-17.33%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	18.237223	21.733168	19.17%	7,986
2016	19.286543	18.237223	-5.44%	10,728
2015	18.634253	19.286543	3.50%	13,038
2014	15.285802	18.634253	21.91%	7,744
2013	11.098230	15.285802	37.73%	2,876
2012	9.592271	11.098230	15.70%	194
2011*	10.000000	9.592271	-4.08%	0
ProFunds - ProFund VP Industrials - Q/NQ
2017	15.552942	18.761241	20.63%	10,143
2016	13.425494	15.552942	15.85%	6,615
2015	14.105511	13.425494	-4.82%	3,613
2014	13.556929	14.105511	4.05%	724
2013	9.954764	13.556929	36.19%	4,402
2012	8.723268	9.954764	14.12%	878
2011*	10.000000	8.723268	-12.77%	450
ProFunds - ProFund VP International - Q/NQ
2017	10.361640	12.437651	20.04%	8,154
2016	10.611882	10.361640	-2.36%	7,000
2015	11.161193	10.611882	-4.92%	11,484
2014	12.324730	11.161193	-9.44%	909
2013	10.465901	12.324730	17.76%	4,890
2012	9.160608	10.465901	14.25%	1,560
2011	10.851180	9.160608	-15.58%	0
2010*	10.000000	10.851180	8.51%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2017	18.329164	24.576500	34.08%	11,397
2016	17.623664	18.329164	4.00%	12,978
2015	14.858733	17.623664	18.61%	13,693
2014	14.910119	14.858733	-0.34%	6,824
2013	9.972554	14.910119	49.51%	1,808
2012	8.449583	9.972554	18.02%	0
2011*	10.000000	8.449583	-15.50%	0
ProFunds - ProFund VP Japan - Q/NQ
2017	13.300154	15.526471	16.74%	20,129
2016	13.439851	13.300154	-1.04%	12,899
2015	12.888908	13.439851	4.27%	17,562
2014	12.669808	12.888908	1.73%	12,071
2013	8.672739	12.669808	46.09%	22,011
2012	7.157889	8.672739	21.16%	815
2011	8.916045	7.157889	-19.72%	0
2010*	10.000000	8.916045	-10.84%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	20.665167	26.551993	28.49%	13,356
2016	19.921378	20.665167	3.73%	25,935
2015	18.812127	19.921378	5.90%	13,411
2014	16.314474	18.812127	15.31%	16,328
2013	12.328816	16.314474	32.33%	14,716
2012	10.763492	12.328816	14.54%	2,107
2011	10.764877	10.763492	-0.01%	2,760
2010*	10.000000	10.764877	7.65%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	11.217811	10.704667	-4.57%	17,094
2016	9.165730	11.217811	22.39%	16,475
2015	12.137531	9.165730	-24.48%	14,611
2014	13.817811	12.137531	-12.16%	3,839
2013	11.300827	13.817811	22.27%	3,974
2012	11.144598	11.300827	1.40%	0
2011	11.059811	11.144598	0.77%	587
2010*	10.000000	11.059811	10.60%	370
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	17.056406	18.550799	8.76%	4,607
2016	17.977923	17.056406	-5.13%	7,730
2015	17.466361	17.977923	2.93%	5,511
2014	14.848635	17.466361	17.63%	6,219
2013	11.446782	14.848635	29.72%	8,047
2012	10.384502	11.446782	10.23%	0
2011*	10.000000	10.384502	3.85%	403

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.249043	3.371063	3.76%	11,824
2016	2.115767	3.249043	53.56%	9,977
2015	3.197331	2.115767	-33.83%	9,523
2014	4.261472	3.197331	-24.97%	4,424
2013	6.968437	4.261472	-38.85%	2,625
2012	8.274978	6.968437	-15.79%	2,482
2011*	10.000000	8.274978	-17.25%	4,076
ProFunds - ProFund VP Real Estate - Q/NQ
2017	13.395767	14.264742	6.49%	1,997
2016	12.856391	13.395767	4.20%	3,887
2015	13.003417	12.856391	-1.13%	6,055
2014	10.554309	13.003417	23.20%	2,347
2013	10.699728	10.554309	-1.36%	2,038
2012	9.266222	10.699728	15.47%	78
2011*	10.000000	9.266222	-7.34%	366
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.553665	3.085311	-13.18%	7,835
2016	3.802070	3.553665	-6.53%	5,315
2015	3.920236	3.802070	-3.01%	1,963
2014	5.703887	3.920236	-31.27%	1,963
2013	4.969049	5.703887	14.79%	3,722
2012	5.418106	4.969049	-8.29%	5,624
2011	8.796519	5.418106	-38.41%	0
2010*	10.000000	8.796519	-12.03%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	17.465039	23.332460	33.60%	6,875
2016	13.876463	17.465039	25.86%	12,428
2015	14.497542	13.876463	-4.28%	4,744
2014	10.934999	14.497542	32.58%	9,108
2013	8.312988	10.934999	31.54%	0
2012	8.802584	8.312988	-5.56%	0
2011*	10.000000	8.802584	-11.97%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.639601	4.721711	-28.89%	4,736
2016	8.043299	6.639601	-17.45%	82
2015	7.318636	8.043299	9.90%	82
2014	7.650417	7.318636	-4.34%	82
2013	7.780904	7.650417	-1.68%	948
2012	9.080127	7.780904	-14.31%	0
2011	8.325806	9.080127	9.06%	0
2010*	10.000000	8.325806	-16.74%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2017	4.670061	3.652753	-21.78%	5,851
2016	5.035518	4.670061	-7.26%	0
2015	5.310448	5.035518	-5.18%	0
2014	5.241833	5.310448	1.31%	0
2013	6.733556	5.241833	-22.15%	995
2012	8.557781	6.733556	-21.32%	0
2011	8.529631	8.557781	0.33%	0
2010*	10.000000	8.529631	-14.70%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.568770	1.892466	-26.33%	906
2016	2.897995	2.568770	-11.36%	906
2015	3.381759	2.897995	-14.31%	906
2014	4.256540	3.381759	-20.55%	906
2013	6.118202	4.256540	-30.43%	906
2012	7.645513	6.118202	-19.98%	0
2011	8.665576	7.645513	-11.77%	0
2010*	10.000000	8.665576	-13.34%	0
ProFunds - ProFund VP Technology - Q/NQ
2017	16.164551	21.536055	33.23%	11,805
2016	14.599696	16.164551	10.72%	7,175
2015	14.466957	14.599696	0.92%	8,117
2014	12.428367	14.466957	16.40%	3,646
2013	10.073439	12.428367	23.38%	0
2012	9.266794	10.073439	8.70%	5,915
2011*	10.000000	9.266794	-7.33%	416
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	14.336446	13.829103	-3.54%	3,939
2016	11.957290	14.336446	19.90%	276
2015	11.951376	11.957290	0.05%	1,123
2014	12.058985	11.951376	-0.89%	1,214
2013	10.918615	12.058985	10.44%	1,451
2012	9.508926	10.918615	14.82%	2,314
2011*	10.000000	9.508926	-4.91%	1,105
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	14.499902	15.645934	7.90%	184
2016	14.758063	14.499902	-1.75%	228
2015	15.870429	14.758063	-7.01%	253
2014	11.807003	15.870429	34.42%	3,343
2013	14.811391	11.807003	-20.28%	302
2012	14.885050	14.811391	-0.49%	340
2011	10.524235	14.885050	41.44%	1,172
2010*	10.000000	10.524235	5.24%	349

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	41.320248	68.549977	65.90%	387
2016	38.598439	41.320248	7.05%	0
2015	34.476374	38.598439	11.96%	0
2014	25.753620	34.476374	33.87%	0
2013	14.595469	25.753620	76.45%	3,425
2012	11.073099	14.595469	31.81%	0
2011	11.371515	11.073099	-2.62%	0
2010*	10.000000	11.371515	13.72%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.661236	0.358820	-45.73%	2,058
2016	0.840890	0.661236	-21.36%	0
2015	1.157102	0.840890	-27.33%	0
2014	1.827543	1.157102	-36.69%	3,934
2013	3.610351	1.827543	-49.38%	7,981
2012	5.655789	3.610351	-36.17%	0
2011	7.374214	5.655789	-23.30%	0
2010*	10.000000	7.374214	-26.26%	0
ProFunds - ProFund VP Utilities - Q/NQ
2017	15.454155	16.851166	9.04%	9,076
2016	13.626603	15.454155	13.41%	10,301
2015	14.772956	13.626603	-7.76%	9,730
2014	11.907963	14.772956	24.06%	2,974
2013	10.663498	11.907963	11.67%	2,778
2012	10.805462	10.663498	-1.31%	2,740
2011*	10.000000	10.805462	8.05%	2,617
Rydex Variable Trust - Banking Fund - Q/NQ
2017	9.816070	10.881859	10.86%	15,726
2016	7.826958	9.816070	25.41%	9,844
2015	8.347904	7.826958	-6.24%	12,839
2014	8.190708	8.347904	1.92%	8,806
2013	6.433608	8.190708	27.31%	5,823
2012	5.255682	6.433608	22.41%	5,045
2011	6.857341	5.255682	-23.36%	2,349
2010	6.155594	6.857341	11.40%	2,349
2009	6.468381	6.155594	-4.84%	904
2008	11.156260	6.468381	-42.02%	904
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	22.592816	27.038920	19.68%	2,538
2016	17.518043	22.592816	28.97%	1,558
2015	21.493925	17.518043	-18.50%	1,431
2014	22.213581	21.493925	-3.24%	0
2013	22.262322	22.213581	-0.22%	1,808
2012	20.402720	22.262322	9.11%	0
2011	24.781442	20.402720	-17.67%	0
2010	19.850819	24.781442	24.84%	0
2009	12.957122	19.850819	53.20%	275
2008	24.080307	12.957122	-46.19%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	24.952681	31.831712	27.57%	9,723
2016	31.515303	24.952681	-20.82%	12,236
2015	29.481065	31.515303	6.90%	13,446
2014	22.543940	29.481065	30.77%	8,622
2013	14.834646	22.543940	51.97%	15,240
2012	11.070089	14.834646	34.01%	2,055
2011	10.156930	11.070089	8.99%	365
2010	9.309972	10.156930	9.10%	0
2009	7.982910	9.309972	16.62%	533
2008	9.181747	7.982910	-13.06%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	2.136550	2.198947	2.92%	14,046
2016	1.963633	2.136550	8.81%	18,035
2015	3.009951	1.963633	-34.76%	21,355
2014	4.628426	3.009951	-34.97%	22,037
2013	4.852366	4.628426	-4.62%	9,597
2012	4.994243	4.852366	-2.84%	456
2011	5.428238	4.994243	-8.00%	3,456
2010	5.098669	5.428238	6.46%	3,456
2009	4.637518	5.098669	9.94%	3,456
2008	9.231627	4.637518	-49.76%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	30.866926	33.927617	9.92%	2,728
2016	29.710427	30.866926	3.89%	3,810
2015	28.381517	29.710427	4.68%	6,082
2014	25.570386	28.381517	10.99%	3,576
2013	20.230905	25.570386	26.39%	2,682
2012	18.826057	20.230905	7.46%	1,820
2011	16.791414	18.826057	12.12%	1,060
2010	14.527638	16.791414	15.58%	0
2009	12.375441	14.527638	17.39%	360
2008	16.391693	12.375441	-24.50%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	24.345666	38.034486	56.23%	36
2016	18.897174	24.345666	28.83%	36
2015	20.019617	18.897174	-5.61%	1,174
2014	17.391830	20.019617	15.11%	1,157
2013	10.846728	17.391830	60.34%	740
2012	9.395760	10.846728	15.44%	0
2011	8.739433	9.395760	7.51%	0
2010	7.117926	8.739433	22.78%	0
2009	5.277048	7.117926	34.88%	522
2008	13.987090	5.277048	-62.27%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	13.597918	17.563855	29.17%	5,385
2016	11.096658	13.597918	22.54%	5,986
2015	11.027950	11.096658	0.62%	6,528
2014	9.043471	11.027950	21.94%	346
2013	6.794718	9.043471	33.10%	0
2012	6.823209	6.794718	-0.42%	0
2011	8.290310	6.823209	-17.70%	0
2010	7.678553	8.290310	7.97%	0
2009	4.533962	7.678553	69.36%	790
2008	9.222111	4.533962	-50.84%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2017	19.014353	17.565415	-7.62%	16,412
2016	14.686531	19.014353	29.47%	21,962
2015	21.358483	14.686531	-31.24%	19,729
2014	26.633295	21.358483	-19.81%	2,820
2013	21.888342	26.633295	21.68%	1,937
2012	21.690049	21.888342	0.91%	1,820
2011	23.375620	21.690049	-7.21%	180
2010	19.923313	23.375620	17.33%	247
2009	14.596776	19.923313	36.49%	0
2008	27.447359	14.596776	-46.82%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	17.040969	13.663315	-19.82%	13,881
2016	14.040458	17.040969	21.37%	9,262
2015	20.859925	14.040458	-32.69%	9,122
2014	29.956431	20.859925	-30.37%	3,280
2013	24.535727	29.956431	22.09%	4,179
2012	24.797497	24.535727	-1.06%	1,906
2011	27.739589	24.797497	-10.61%	1,105
2010	22.330809	27.739589	24.22%	1,208
2009	13.951164	22.330809	60.06%	837
2008	33.391273	13.951164	-58.22%	382
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	8.819465	11.178024	26.74%	0
2016	9.477571	8.819465	-6.94%	0
2015	10.361699	9.477571	-8.53%	0
2014	12.015043	10.361699	-13.76%	0
2013	9.840561	12.015043	22.10%	0
2012	8.207887	9.840561	19.89%	491
2011	9.814012	8.207887	-16.37%	0
2010	11.160994	9.814012	-12.07%	0
2009	8.348818	11.160994	33.68%	0
2008	18.768368	8.348818	-55.52%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	12.519006	14.259529	13.90%	7,863
2016	10.967016	12.519006	14.15%	11,940
2015	11.590419	10.967016	-5.38%	9,270
2014	10.446800	11.590419	10.95%	6,363
2013	8.310484	10.446800	25.71%	4,155
2012	6.873798	8.310484	20.90%	3,753
2011	8.198295	6.873798	-16.16%	3,431
2010	7.274011	8.198295	12.71%	2,217
2009	6.167241	7.274011	17.95%	1,006
2008	12.045364	6.167241	-48.80%	1,006
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	18.687126	20.190469	8.04%	5,729
2016	19.025784	18.687126	-1.78%	1,695
2015	20.342418	19.025784	-6.47%	1,825
2014	15.328736	20.342418	32.71%	1,014
2013	19.027271	15.328736	-19.44%	1,490
2012	18.744644	19.027271	1.51%	758
2011	13.443005	18.744644	39.44%	1,090
2010	12.389152	13.443005	8.51%	671
2009	18.363710	12.389152	-32.53%	0
2008	12.866501	18.363710	42.72%	464
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	21.615841	26.173194	21.08%	17,776
2016	24.288147	21.615841	-11.00%	29,152
2015	23.577483	24.288147	3.01%	24,501
2014	19.197975	23.577483	22.81%	19,923
2013	13.736491	19.197975	39.76%	13,199
2012	11.897002	13.736491	15.46%	11,211
2011	11.531116	11.897002	3.17%	6,440
2010	10.958932	11.531116	5.22%	5,961
2009	8.921282	10.958932	22.84%	3,401
2008	12.047523	8.921282	-25.95%	3,401
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.733557	11.304665	5.32%	578
2016	9.757414	10.733557	10.00%	390
2015	9.971740	9.757414	-2.15%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2017	29.346582	38.744506	32.02%	811
2016	28.511340	29.346582	2.93%	2,124
2015	26.699052	28.511340	6.79%	2,089
2014	26.572012	26.699052	0.48%	125
2013	17.829009	26.572012	49.04%	1,458
2012	15.161738	17.829009	17.59%	2,419
2011	17.467051	15.161738	-13.20%	673
2010	14.675377	17.467051	19.02%	673
2009	8.978495	14.675377	63.45%	0
2008	16.527823	8.978495	-45.68%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.530705	0.319292	-39.84%	1,679
2016	0.765408	0.530705	-30.66%	1,679
2015	0.844516	0.765408	-9.37%	27,962
2014	1.095366	0.844516	-22.90%	5,036
2013	1.980839	1.095366	-44.70%	23,555
2012	2.592166	1.980839	-23.58%	5,810
2011	3.606733	2.592166	-28.13%	749
2010	5.250199	3.606733	-31.30%	749
2009	9.625367	5.250199	-45.45%	749
2008	6.072445	9.625367	58.51%	749
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.795659	2.510373	-10.20%	18,564
2016	2.922626	2.795659	-4.34%	1,496
2015	3.002166	2.922626	-2.65%	1,410
2014	4.057045	3.002166	-26.00%	38,093
2013	3.571661	4.057045	13.59%	37,455
2012	3.863680	3.571661	-7.56%	0
2011	5.635948	3.863680	-31.45%	0
2010	6.559015	5.635948	-14.07%	0
2009	5.573597	6.559015	17.68%	0
2008	8.103886	5.573597	-31.22%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.595844	1.359715	-14.80%	17,441
2016	2.002360	1.595844	-20.30%	0
2015	2.054934	2.002360	-2.56%	25,519
2014	2.357706	2.054934	-12.84%	3,127
2013	3.303098	2.357706	-28.62%	13,744
2012	4.105651	3.303098	-19.55%	0
2011	4.495651	4.105651	-8.68%	0
2010	6.106086	4.495651	-26.37%	0
2009	9.573273	6.106086	-36.22%	0
2008	7.226608	9.573273	32.47%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	0.845498	0.627801	-25.75%	0
2016	0.947761	0.845498	-10.79%	15,728
2015	1.103788	0.947761	-14.14%	0
2014	1.376476	1.103788	-19.81%	0
2013	1.968674	1.376476	-30.08%	0
2012	2.455575	1.968674	-19.83%	0
2011	2.770809	2.455575	-11.38%	0
2010	3.571107	2.770809	-22.41%	0
2009	6.047420	3.571107	-40.95%	0
2008	4.145474	6.047420	45.88%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.475389	1.257928	-14.74%	81,677
2016	1.877901	1.475389	-21.43%	85,789
2015	1.903602	1.877901	-1.35%	53,407
2014	2.119113	1.903602	-10.17%	54,101
2013	3.109567	2.119113	-31.85%	47,011
2012	3.855369	3.109567	-19.34%	0
2011	4.234356	3.855369	-8.95%	0
2010	5.936808	4.234356	-28.68%	0
2009	8.972284	5.936808	-33.83%	789
2008	7.301309	8.972284	22.89%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	1.880301	1.531585	-18.55%	2,330
2016	2.168227	1.880301	-13.28%	2,330
2015	2.302211	2.168227	-5.82%	16,995
2014	2.730821	2.302211	-15.70%	4,603
2013	3.770942	2.730821	-27.58%	7,222
2012	4.609243	3.770942	-18.19%	13,173
2011	5.141930	4.609243	-10.36%	814
2010	6.283207	5.141930	-18.16%	814
2009	8.800135	6.283207	-28.60%	814
2008	6.412714	8.800135	37.23%	814
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	12.995251	19.249613	48.13%	777
2016	12.112385	12.995251	7.29%	777
2015	10.974133	12.112385	10.37%	6,009
2014	13.164227	10.974133	-16.64%	6,009
2013	8.562766	13.164227	53.74%	6,850
2012	7.234589	8.562766	18.36%	0
2011	10.331505	7.234589	-29.98%	0
2010	9.058748	10.331505	14.05%	0
2009	7.432458	9.058748	21.88%	0
2008	11.252415	7.432458	-33.95%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	29.020156	34.352429	18.37%	3,520
2016	26.875545	29.020156	7.98%	5,956
2015	27.188393	26.875545	-1.15%	1,052
2014	25.666858	27.188393	5.93%	169
2013	18.288154	25.666858	40.35%	767
2012	15.296512	18.288154	19.56%	878
2011	15.149729	15.296512	0.97%	767
2010	11.793708	15.149729	28.46%	767
2009	8.752814	11.793708	34.74%	448
2008	17.447424	8.752814	-49.83%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	40.774745	49.204976	20.68%	0
2016	31.913055	40.774745	27.77%	0
2015	34.268197	31.913055	-6.87%	0
2014	31.064904	34.268197	10.31%	0
2013	20.981701	31.064904	48.06%	447
2012	17.124799	20.981701	22.52%	694
2011	18.803962	17.124799	-8.93%	447
2010	13.871361	18.803962	35.56%	447
2009	9.236209	13.871361	50.18%	0
2008	20.752027	9.236209	-55.49%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	37.453583	62.562453	67.04%	0
2016	34.675309	37.453583	8.01%	531
2015	30.695695	34.675309	12.96%	2,285
2014	22.805850	30.695695	34.60%	6,545
2013	12.840710	22.805850	77.61%	4,417
2012	9.714869	12.840710	32.18%	1,107
2011	9.924591	9.714869	-2.11%	0
2010	7.356031	9.924591	34.92%	0
2009	3.427000	7.356031	114.65%	0
2008	12.691644	3.427000	-73.00%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	30.058171	38.842853	29.23%	5,477
2016	28.777952	30.058171	4.45%	5,334
2015	26.978091	28.777952	6.67%	9,572
2014	23.308513	26.978091	15.74%	3,133
2013	17.568951	23.308513	32.67%	2,886
2012	15.267535	17.568951	15.07%	773
2011	15.162833	15.267535	0.69%	1,026
2010	12.985444	15.162833	16.77%	773
2009	8.668667	12.985444	49.80%	0
2008	15.143748	8.668667	-42.76%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2017	21.088872	27.389379	29.88%	262
2016	18.491083	21.088872	14.05%	314
2015	18.898911	18.491083	-2.16%	319
2014	16.171195	18.898911	16.87%	0
2013	11.013427	16.171195	46.83%	0
2012	9.142093	11.013427	20.47%	81
2011	9.385893	9.142093	-2.60%	0
2010	7.938820	9.385893	18.23%	0
2009	5.944824	7.938820	33.54%	2,740
2008	13.251034	5.944824	-55.14%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	11.070451	11.683194	5.53%	17,090
2016	6.786462	11.070451	63.13%	28,876
2015	9.890258	6.786462	-31.38%	3,975
2014	12.142249	9.890258	-18.55%	4,389
2013	22.860354	12.142249	-46.89%	3,841
2012	24.188743	22.860354	-5.49%	3,403
2011	32.361895	24.188743	-25.26%	1,975
2010	23.782184	32.361895	36.08%	3,533
2009	16.170147	23.782184	47.07%	887
2008	26.708789	16.170147	-39.46%	887
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	23.705158	24.917013	5.11%	3,409
2016	21.836218	23.705158	8.56%	6,643
2015	22.731378	21.836218	-3.94%	5,281
2014	19.061258	22.731378	19.25%	11,737
2013	18.607767	19.061258	2.44%	6,264
2012	15.955265	18.607767	16.62%	1,465
2011	15.831020	15.955265	0.78%	1,353
2010	12.864863	15.831020	23.06%	1,353
2009	10.421235	12.864863	23.45%	0
2008	18.120703	10.421235	-42.49%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	24.353374	27.078503	11.19%	2,616
2016	24.636699	24.353374	-1.15%	6,100
2015	25.335471	24.636699	-2.76%	1,512
2014	23.660236	25.335471	7.08%	714
2013	17.679371	23.660236	33.83%	109
2012	15.363406	17.679371	15.07%	0
2011	14.804559	15.363406	3.77%	882
2010	12.004440	14.804559	23.33%	0
2009	8.445861	12.004440	42.13%	0
2008	12.781539	8.445861	-33.92%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	29.814059	35.263809	18.28%	0
2016	23.196368	29.814059	28.53%	129
2015	25.887357	23.196368	-10.39%	129
2014	25.188238	25.887357	2.78%	129
2013	16.118952	25.188238	56.26%	3,450
2012	13.395835	16.118952	20.33%	718
2011	15.478732	13.395835	-13.46%	718
2010	11.393986	15.478732	35.85%	718
2009	8.672654	11.393986	31.38%	0
2008	18.095860	8.672654	-52.07%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	21.416613	30.286595	41.42%	209
2016	18.048327	21.416613	18.66%	209
2015	18.622899	18.048327	-3.09%	3,125
2014	15.159409	18.622899	22.85%	8,814
2013	9.117480	15.159409	66.27%	11,156
2012	7.150513	9.117480	27.51%	2,683
2011	7.553779	7.150513	-5.34%	681
2010	6.108997	7.553779	23.65%	681
2009	4.234927	6.108997	44.25%	681
2008	13.423225	4.234927	-68.45%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	19.947151	24.454581	22.60%	48,634
2016	19.731371	19.947151	1.09%	52,947
2015	19.807689	19.731371	-0.39%	42,491
2014	17.878596	19.807689	10.79%	44,604
2013	12.837318	17.878596	39.27%	17,901
2012	11.496446	12.837318	11.66%	5,684
2011	11.793613	11.496446	-2.52%	6,021
2010	9.571162	11.793613	23.22%	5,684
2009	6.596115	9.571162	45.10%	2,977
2008	11.123228	6.596115	-40.70%	2,977
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	20.566498	23.484436	14.19%	34,665
2016	17.775711	20.566498	15.70%	44,349
2015	19.904217	17.775711	-10.69%	16,709
2014	18.204831	19.904217	9.33%	30,948
2013	12.716591	18.204831	43.16%	9,032
2012	10.557366	12.716591	20.45%	4,997
2011	11.062945	10.557366	-4.57%	5,438
2010	9.330047	11.062945	18.57%	8,613
2009	6.259168	9.330047	49.06%	1,976
2008	12.370257	6.259168	-49.40%	1,976
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	23.634112	27.662577	17.05%	8,292
2016	23.350594	23.634112	1.21%	7,644
2015	23.385577	23.350594	-0.15%	8,317
2014	24.103937	23.385577	-2.98%	10,068
2013	18.245683	24.103937	32.11%	11,126
2012	15.953630	18.245683	14.37%	1,454
2011	16.295083	15.953630	-2.10%	1,251
2010	12.471505	16.295083	30.66%	757
2009	8.069898	12.471505	54.54%	840
2008	12.824321	8.069898	-37.07%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	21.724581	24.225475	11.51%	5,819
2016	17.102727	21.724581	27.02%	11,172
2015	19.690654	17.102727	-13.14%	8,278
2014	18.721618	19.690654	5.18%	5,058
2013	13.988476	18.721618	33.84%	3,051
2012	12.133552	13.988476	15.29%	350
2011	13.259933	12.133552	-8.49%	0
2010	11.200252	13.259933	18.39%	0
2009	7.320353	11.200252	53.00%	507
2008	13.177830	7.320353	-44.45%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	23.224410	26.569737	14.40%	9,522
2016	19.854180	23.224410	16.97%	16,710
2015	20.221769	19.854180	-1.82%	10,037
2014	20.519409	20.221769	-1.45%	5,814
2013	14.734812	20.519409	39.26%	9,594
2012	13.518097	14.734812	9.00%	0
2011	13.250775	13.518097	2.02%	0
2010	10.722164	13.250775	23.58%	0
2009	8.121145	10.722164	32.03%	0
2008	12.546804	8.121145	-35.27%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	19.890840	19.548816	-1.72%	17,792
2016	15.320115	19.890840	29.83%	18,944
2015	17.980745	15.320115	-14.80%	2,792
2014	18.008929	17.980745	-0.16%	4,472
2013	12.794249	18.008929	40.76%	6,935
2012	10.784968	12.794249	18.63%	681
2011	12.084593	10.784968	-10.75%	0
2010	9.802024	12.084593	23.29%	0
2009	6.129526	9.802024	59.91%	0
2008	11.008339	6.129526	-44.32%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	7.677775	6.231268	-18.84%	4,773
2016	7.280655	7.677775	5.45%	1,761
2015	6.517592	7.280655	11.71%	2,884
2014	5.379794	6.517592	21.15%	1,761
2013	5.625984	5.379794	-4.38%	7,029
2012	6.091585	5.625984	-7.64%	1,624
2011	6.456070	6.091585	-5.65%	0
2010	6.860175	6.456070	-5.89%	0
2009	8.271131	6.860175	-17.06%	0
2008	7.950539	8.271131	4.03%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2017	20.802361	27.191423	30.71%	9,166
2016	19.003413	20.802361	9.47%	9,725
2015	19.070712	19.003413	-0.35%	10,333
2014	17.551353	19.070712	8.66%	9,735
2013	13.153864	17.551353	33.43%	8,489
2012	11.919411	13.153864	10.36%	5,463
2011	13.319859	11.919411	-10.51%	5,463
2010	12.063971	13.319859	10.41%	4,718
2009	7.867086	12.063971	53.35%	4,718
2008	14.624018	7.867086	-46.20%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	9.433748	9.841495	4.32%	1,529
2016	8.153207	9.433748	15.71%	1,589
2015	8.869982	8.153207	-8.08%	12,971
2014	8.771086	8.869982	1.13%	10,650
2013	7.576908	8.771086	15.76%	10,153
2012	7.332327	7.576908	3.34%	796
2011	8.691832	7.332327	-15.64%	748
2010	7.702007	8.691832	12.85%	703
2009	6.073293	7.702007	26.82%	0
2008	11.274286	6.073293	-46.13%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	28.116403	33.811425	20.26%	1,042
2016	24.716089	28.116403	13.76%	1,176
2015	29.192035	24.716089	-15.33%	722
2014	24.121523	29.192035	21.02%	1,326
2013	16.248178	24.121523	48.46%	3,689
2012	14.022122	16.248178	15.88%	280
2011	16.008005	14.022122	-12.41%	0
2010	13.085418	16.008005	22.33%	0
2009	11.311405	13.085418	15.68%	0
2008	15.357140	11.311405	-26.34%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	16.953115	18.548615	9.41%	4,194
2016	14.786091	16.953115	14.66%	5,410
2015	16.195985	14.786091	-8.71%	4,383
2014	13.372747	16.195985	21.11%	5,230
2013	11.942168	13.372747	11.98%	2,434
2012	11.984376	11.942168	-0.35%	862
2011	10.457018	11.984376	14.61%	1,416
2010	9.927616	10.457018	5.33%	0
2009	8.852352	9.927616	12.15%	0
2008	12.754972	8.852352	-30.60%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.632284	6.622919	17.59%	5,289
2016	6.260265	5.632284	-10.03%	18,677
2015	7.637722	6.260265	-18.03%	2,811
2014	9.925211	7.637722	-23.05%	2,209
2013	10.362997	9.925211	-4.22%	1,479
2012	10.434303	10.362997	-0.68%	1,833
2011	10.992442	10.434303	-5.08%	1,671
2010	11.816872	10.992442	-6.98%	1,376
2009	11.247726	11.816872	5.06%	1,376
2008	13.004711	11.247726	-13.51%	903
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.901547	10.008587	1.08%	45,897
2016	9.807298	9.901547	0.96%	41,410
2015	10.042514	9.807298	-2.34%	45,003
2014	10.052109	10.042514	-0.10%	10,363
2013*	10.000000	10.052109	0.52%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.788664	7.89%	4,593
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	6.317199	6.120125	-3.12%	34,351
2016	4.460277	6.317199	41.63%	32,732
2015	6.800600	4.460277	-34.41%	30,809
2014	8.530376	6.800600	-20.28%	10,979
2013	7.830984	8.530376	8.93%	4,998
2012	7.686223	7.830984	1.88%	7,650
2011*	10.000000	7.686223	-23.14%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	12.564795	14.310448	13.89%	0
2016	12.212938	12.564795	2.88%	0
2015	12.240550	12.212938	-0.23%	0
2014	11.602090	12.240550	5.50%	0
2013	10.130252	11.602090	14.53%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.689973	9.464893	-2.32%	0
2016	6.986750	9.689973	38.69%	0
2015	11.426842	6.986750	-38.86%	0
2014	10.366140	11.426842	10.23%	0
2013*	10.000000	10.366140	3.66%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.599859	13.047441	23.09%	0
2016	9.966300	10.599859	6.36%	0
2015	10.253103	9.966300	-2.80%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.182877	10.398839	2.12%	0
2016	9.903032	10.182877	2.83%	0
2015	10.308272	9.903032	-3.93%	0
2014	10.130957	10.308272	1.75%	0
2013	11.238186	10.130957	-9.85%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.326055	12.255415	18.68%	0
2016	9.237327	10.326055	11.79%	0
2015*	10.000000	9.237327	-7.63%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	11.113973	11.905395	7.12%	0
2016	9.364817	11.113973	18.68%	0
2015*	10.000000	9.364817	-6.35%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.729085	10.795778	10.96%	0
2016	9.516660	9.729085	2.23%	0
2015	9.837953	9.516660	-3.27%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.373976	14.074768	23.75%	0
2016	11.337218	11.373976	0.32%	0
2015	11.512104	11.337218	-1.52%	0
2014	11.471428	11.512104	0.35%	0
2013*	10.000000	11.471428	14.71%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.122514	12.762872	14.75%	0
2016*	10.000000	11.122514	11.23%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.302282	13.779477	12.01%	0
2016	12.031310	12.302282	2.25%	0
2015	12.338049	12.031310	-2.49%	0
2014	12.288496	12.338049	0.40%	0
2013	10.903728	12.288496	12.70%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.825119	11.103031	13.01%	0
2016	9.395545	9.825119	4.57%	0
2015	9.934589	9.395545	-5.43%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.864876	10.028857	1.66%	0
2016*	10.000000	9.864876	-1.35%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.102021	1.02%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.193589	1.94%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.772107	5.771989	0.00%	0
2016	5.230971	5.772107	10.34%	0
2015	7.090119	5.230971	-26.22%	0
2014	8.673684	7.090119	-18.26%	0
2013	9.813787	8.673684	-11.62%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.849602	13.427947	13.32%	0
2016	10.442149	11.849602	13.48%	0
2015	10.874804	10.442149	-3.98%	0
2014*	10.000000	10.874804	8.75%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.268384	10.462970	1.90%	0
2016	9.568358	10.268384	7.32%	0
2015*	10.000000	9.568358	-4.32%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.827740	13.251996	12.04%	0
2016	11.675820	11.827740	1.30%	0
2015	11.860771	11.675820	-1.56%	0
2014	11.409480	11.860771	3.96%	0
2013	10.042726	11.409480	13.61%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.185797	11.650470	14.38%	0
2016	9.665911	10.185797	5.38%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.743606	11.921672	10.97%	0
2016	9.265848	10.743606	15.95%	0
2015*	10.000000	9.265848	-7.34%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.247098	12.919269	14.87%	0
2016*	10.000000	11.247098	12.47%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.158088	13.489998	32.80%	0
2016	10.255952	10.158088	-0.95%	0
2015*	10.000000	10.255952	2.56%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.235527	10.779461	5.31%	0
2016	9.101377	10.235527	12.46%	0
2015*	10.000000	9.101377	-8.99%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.962000	10.204695	2.44%	0
2016*	10.000000	9.962000	-0.38%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	10.807870	11.047735	2.22%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.155305	10.758177	5.94%	0
2016	9.544305	10.155305	6.40%	0
2015	9.880943	9.544305	-3.41%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	14.582257	16.084776	10.30%	0
2016	13.079734	14.582257	11.49%	0
2015	14.158646	13.079734	-7.62%	0
2014	13.976214	14.158646	1.31%	0
2013	11.463927	13.976214	21.91%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.166554	12.063524	8.03%	0
2016	9.941929	11.166554	12.32%	0
2015	10.859407	9.941929	-8.45%	0
2014	10.538339	10.859407	3.05%	0
2013*	10.000000	10.538339	5.38%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.460678	13.329625	6.97%	0
2016	11.276857	12.460678	10.50%	0
2015	11.882333	11.276857	-5.10%	0
2014	11.411833	11.882333	4.12%	0
2013*	10.000000	11.411833	14.12%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.526380	9.564580	0.40%	0
2016	9.394976	9.526380	1.40%	0
2015*	10.000000	9.394976	-6.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.019050	11.163197	11.42%	0
2016	9.748373	10.019050	2.78%	0
2015	10.508119	9.748373	-7.23%	0
2014	10.263214	10.508119	2.39%	0
2013*	10.000000	10.263214	2.63%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.710725	9.685591	-0.26%	0
2016	9.764384	9.710725	-0.55%	0
2015	9.969401	9.764384	-2.06%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.245224	6.687588	7.08%	0
2016	7.438378	6.245224	-16.04%	0
2015	7.670387	7.438378	-3.02%	0
2014	6.947631	7.670387	10.40%	0
2013	6.875422	6.947631	1.05%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	14.004024	15.843459	13.14%	0
2016	14.124171	14.004024	-0.85%	0
2015	14.160816	14.124171	-0.26%	0
2014	13.985586	14.160816	1.25%	0
2013	12.088185	13.985586	15.70%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	8.979427	9.170127	2.12%	0
2016	9.160090	8.979427	-1.97%	0
2015	9.130773	9.160090	0.32%	0
2014	8.857119	9.130773	3.09%	0
2013	8.845762	8.857119	0.13%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.859426	11.067368	1.91%	0
2016	10.154784	10.859426	6.94%	0
2015	10.234862	10.154784	-0.78%	0
2014	10.149065	10.234862	0.85%	0
2013*	10.000000	10.149065	1.49%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.774707	11.657053	8.19%	0
2016	9.808788	10.774707	9.85%	0
2015	10.416547	9.808788	-5.83%	0
2014	10.003926	10.416547	4.12%	0
2013*	10.000000	10.003926	0.04%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.148106	12.987990	16.50%	0
2016	11.615725	11.148106	-4.03%	0
2015	12.866548	11.615725	-9.72%	0
2014	13.788510	12.866548	-6.69%	0
2013	11.186928	13.788510	23.26%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.649942	10.891574	25.91%	0
2016	7.270472	8.649942	18.97%	0
2015	9.233048	7.270472	-21.26%	0
2014	9.829484	9.233048	-6.07%	0
2013*	10.000000	9.829484	-1.71%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.202784	10.897087	6.81%	0
2016	8.978799	10.202784	13.63%	0
2015	9.705497	8.978799	-7.49%	0
2014	10.004303	9.705497	-2.99%	0
2013*	10.000000	10.004303	0.04%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	10.155145	10.389739	2.31%	0
2016	9.887854	10.155145	2.70%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.917212	12.001824	9.93%	0
2016*	10.000000	10.917212	9.17%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	11.203098	12.203683	8.93%	0
2016	10.731351	11.203098	4.40%	0
2015	11.173075	10.731351	-3.95%	0
2014	10.881052	11.173075	2.68%	0
2013	10.177350	10.881052	6.91%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.551880	12.469814	7.95%	0
2016	10.605206	11.551880	8.93%	0
2015	10.894765	10.605206	-2.66%	0
2014	10.749967	10.894765	1.35%	0
2013	11.961046	10.749967	-10.13%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.179225	11.284768	10.86%	0
2016	8.988476	10.179225	13.25%	0
2015	10.596803	8.988476	-15.18%	0
2014*	10.000000	10.596803	5.97%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.856033	12.812374	8.07%	0
2016	11.671615	11.856033	1.58%	0
2015	12.019813	11.671615	-2.90%	0
2014	10.718208	12.019813	12.14%	0
2013	10.602176	10.718208	1.09%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.893321	12.443505	14.23%	0
2016	10.482864	10.893321	3.92%	0
2015	11.385999	10.482864	-7.93%	0
2014	11.333188	11.385999	0.47%	0
2013	9.939894	11.333188	14.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.238669	16.240791	14.06%	0
2016	13.261416	14.238669	7.37%	0
2015	13.332162	13.261416	-0.53%	0
2014	12.891828	13.332162	3.42%	0
2013	10.616141	12.891828	21.44%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.402992	10.969763	16.66%	0
2016	9.270047	9.402992	1.43%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.605228	11.152467	5.16%	0
2016	9.431166	10.605228	12.45%	0
2015	9.831124	9.431166	-4.07%	0
2014*	10.000000	9.831124	-1.69%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.995749	13.513137	22.89%	0
2016*	10.000000	10.995749	9.96%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	10.010894	10.168895	1.58%	0
2016	9.938155	10.010894	0.73%	0
2015	10.075214	9.938155	-1.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	15.348833	18.112704	18.01%	0
2016	14.379286	15.348833	6.74%	0
2015	14.858879	14.379286	-3.23%	0
2014	14.435983	14.858879	2.93%	2,294
2013	11.319340	14.435983	27.53%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.138672	14.501871	10.38%	0
2016	12.570385	13.138672	4.52%	0
2015	12.898460	12.570385	-2.54%	0
2014	12.555320	12.898460	2.73%	0
2013	11.117039	12.555320	12.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	14.248278	16.253511	14.07%	0
2016	13.477848	14.248278	5.72%	0
2015	13.867349	13.477848	-2.81%	0
2014	13.446865	13.867349	3.13%	0
2013	11.259453	13.446865	19.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.518279	12.067403	4.77%	0
2016	11.177586	11.518279	3.05%	0
2015	11.431699	11.177586	-2.22%	0
2014	11.231052	11.431699	1.79%	0
2013	10.866067	11.231052	3.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.148190	11.472451	13.05%	0
2016	9.759982	10.148190	3.98%	0
2015	10.353176	9.759982	-5.73%	0
2014	10.278535	10.353176	0.73%	0
2013*	10.000000	10.278535	2.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.095561	11.713808	16.03%	0
2016	9.649424	10.095561	4.62%	0
2015	10.298605	9.649424	-6.30%	0
2014	10.350540	10.298605	-0.50%	0
2013*	10.000000	10.350540	3.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.705586	15.386495	12.26%	0
2016	13.035257	13.705586	5.14%	0
2015	13.376346	13.035257	-2.55%	0
2014	12.986549	13.376346	3.00%	0
2013	11.191644	12.986549	16.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	14.620158	17.003743	16.30%	0
2016	13.794973	14.620158	5.98%	0
2015	14.219446	13.794973	-2.99%	0
2014	13.806184	14.219446	2.99%	0
2013	11.278360	13.806184	22.41%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.651150	13.693845	8.24%	0
2016	12.116545	12.651150	4.41%	0
2015	12.433500	12.116545	-2.55%	0
2014	12.127756	12.433500	2.52%	0
2013	11.068481	12.127756	9.57%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.749640	10.987707	2.21%	0
2016	10.560592	10.749640	1.79%	0
2015	10.777156	10.560592	-2.01%	0
2014	10.432028	10.777156	3.31%	0
2013	10.812420	10.432028	-3.52%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.533780	14.554424	16.12%	0
2016	11.423303	12.533780	9.72%	0
2015	11.975563	11.423303	-4.61%	0
2014	11.789088	11.975563	1.58%	0
2013*	10.000000	11.789088	17.89%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.986914	13.440850	12.13%	0
2016	11.187873	11.986914	7.14%	0
2015	11.561917	11.187873	-3.24%	0
2014	11.523765	11.561917	0.33%	0
2013*	10.000000	11.523765	15.24%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.466955	11.801891	39.39%	0
2016	7.979752	8.466955	6.11%	0
2015	9.643973	7.979752	-17.26%	0
2014*	10.000000	9.643973	-3.56%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.912182	9.967408	0.56%	0
2016	9.988626	9.912182	-0.77%	0
2015	10.151780	9.988626	-1.61%	0
2014*	10.000000	10.151780	1.52%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.989223	8.873873	-1.28%	0
2016	9.125551	8.989223	-1.49%	0
2015	9.264515	9.125551	-1.50%	0
2014	9.405596	9.264515	-1.50%	0
2013	9.548829	9.405596	-1.50%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.435150	11.606930	23.02%	0
2016	9.490857	9.435150	-0.59%	0
2015	9.728741	9.490857	-2.45%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.871776	12.682817	16.66%	0
2016	10.082310	10.871776	7.83%	0
2015	10.339057	10.082310	-2.48%	0
2014*	10.000000	10.339057	3.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.545786	11.544298	9.47%	0
2016	10.071189	10.545786	4.71%	0
2015	10.242352	10.071189	-1.67%	0
2014*	10.000000	10.242352	2.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.729767	12.134439	13.09%	0
2016	10.110244	10.729767	6.13%	0
2015	10.319092	10.110244	-2.02%	0
2014*	10.000000	10.319092	3.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.291872	10.714029	4.10%	0
2016	10.020905	10.291872	2.70%	0
2015	10.146643	10.020905	-1.24%	0
2014*	10.000000	10.146643	1.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.273355	11.539573	12.33%	0
2016	9.866231	10.273355	4.13%	0
2015	10.352020	9.866231	-4.69%	0
2014	10.257755	10.352020	0.92%	0
2013*	10.000000	10.257755	2.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.309500	11.877922	15.21%	0
2016	9.785874	10.309500	5.35%	0
2015	10.344019	9.785874	-5.40%	0
2014	10.322582	10.344019	0.21%	0
2013*	10.000000	10.322582	3.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.678498	11.878512	11.24%	0
2016	10.117941	10.678498	5.54%	0
2015	10.306527	10.117941	-1.83%	0
2014*	10.000000	10.306527	3.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.772554	12.381270	14.93%	0
2016	10.081116	10.772554	6.86%	0
2015	10.309886	10.081116	-2.22%	0
2014*	10.000000	10.309886	3.10%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.496375	11.291749	7.58%	0
2016	10.080874	10.496375	4.12%	0
2015	10.237526	10.080874	-1.53%	0
2014*	10.000000	10.237526	2.38%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	9.989710	12.503930	25.17%	0
2016	9.815120	9.989710	1.78%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.516765	13.134580	14.05%	0
2016	9.719611	11.516765	18.49%	0
2015	10.124195	9.719611	-4.00%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	10.020775	10.495856	4.74%	0
2016	9.363321	10.020775	7.02%	0
2015	9.788841	9.363321	-4.35%	0
2014	9.566382	9.788841	2.33%	0
2013*	10.000000	9.566382	-4.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	12.290738	15.198565	23.66%	0
2016	12.793629	12.290738	-3.93%	0
2015	13.074040	12.793629	-2.14%	0
2014	13.455059	13.074040	-2.83%	0
2013	11.281978	13.455059	19.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.674937	10.470854	20.70%	0
2016	8.388801	8.674937	3.41%	0
2015	8.997548	8.388801	-6.77%	0
2014*	10.000000	8.997548	-10.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	17.200103	22.005238	27.94%	0
2016	17.120594	17.200103	0.46%	0
2015	16.853852	17.120594	1.58%	0
2014	15.534053	16.853852	8.50%	0
2013	11.732807	15.534053	32.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	17.257036	19.440257	12.65%	0
2016	15.096746	17.257036	14.31%	0
2015	15.872109	15.096746	-4.89%	0
2014	14.616604	15.872109	8.59%	0
2013	10.989706	14.616604	33.00%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	17.052394	21.420457	25.62%	0
2016	16.322924	17.052394	4.47%	0
2015	16.629002	16.322924	-1.84%	0
2014	16.276790	16.629002	2.16%	0
2013	11.921975	16.276790	36.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	20.272193	22.732477	12.14%	0
2016	17.500957	20.272193	15.83%	0
2015	18.295422	17.500957	-4.34%	0
2014	15.872514	18.295422	15.26%	0
2013	11.876780	15.872514	33.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.674378	14.366138	23.06%	0
2016	10.942878	11.674378	6.68%	0
2015	11.026158	10.942878	-0.76%	0
2014*	10.000000	11.026158	10.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	12.323345	13.239201	7.43%	0
2016	9.934248	12.323345	24.05%	0
2015	10.731882	9.934248	-7.43%	0
2014*	10.000000	10.731882	7.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	12.206235	13.645363	11.79%	0
2016	10.088224	12.206235	20.99%	0
2015	10.412126	10.088224	-3.11%	0
2014*	10.000000	10.412126	4.12%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.865248	14.086528	18.72%	0
2016	10.813835	11.865248	9.72%	0
2015	10.876766	10.813835	-0.58%	0
2014*	10.000000	10.876766	8.77%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.567612	12.094587	4.56%	0
2016	10.956887	11.567612	5.57%	0
2015	11.791176	10.956887	-7.08%	0
2014	9.307999	11.791176	26.68%	0
2013*	10.000000	9.307999	-6.92%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	11.081868	13.266342	19.71%	0
2016	10.074910	11.081868	9.99%	0
2015	10.110731	10.074910	-0.35%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.806666	9.812517	0.06%	0
2016	9.713562	9.806666	0.96%	0
2015	9.895240	9.713562	-1.84%	0
2014	9.996555	9.895240	-1.01%	0
2013	10.138106	9.996555	-1.40%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.389347	12.809973	12.47%	0
2016	9.565828	11.389347	19.06%	0
2015	10.209956	9.565828	-6.31%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.188095	9.655367	5.09%	0
2016	9.388167	9.188095	-2.13%	0
2015	10.039135	9.388167	-6.48%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.767925	10.617655	8.70%	0
2016	9.079569	9.767925	7.58%	0
2015	9.949301	9.079569	-8.74%	0
2014	10.130798	9.949301	-1.79%	0
2013*	10.000000	10.130798	1.31%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	10.248008	10.384251	1.33%	0
2016	9.191099	10.248008	11.50%	0
2015	9.640485	9.191099	-4.66%	0
2014	9.651969	9.640485	-0.12%	0
2013*	10.000000	9.651969	-3.48%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	10.114742	10.174196	0.59%	0
2016	9.838303	10.114742	2.81%	0
2015	10.245099	9.838303	-3.97%	0
2014	10.514261	10.245099	-2.56%	0
2013	10.204689	10.514261	3.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.523622	15.474077	34.28%	0
2016	11.717039	11.523622	-1.65%	0
2015	11.474103	11.717039	2.12%	0
2014	11.414168	11.474103	0.53%	0
2013*	10.000000	11.414168	14.14%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.452355	11.673476	11.68%	0
2016	9.398222	10.452355	11.22%	0
2015	10.506723	9.398222	-10.55%	0
2014	10.618435	10.506723	-1.05%	0
2013	10.768376	10.618435	-1.39%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.438547	6.472068	0.52%	0
2016	5.690096	6.438547	13.15%	0
2015	7.771119	5.690096	-26.78%	0
2014	9.694715	7.771119	-19.84%	0
2013	11.540604	9.694715	-15.99%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.600957	13.626426	8.14%	0
2016	11.299322	12.600957	11.52%	0
2015	11.749300	11.299322	-3.83%	0
2014	11.763002	11.749300	-0.12%	0
2013	12.846744	11.763002	-8.44%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.084335	0.84%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.145567	11.066598	9.08%	0
2016	10.009030	10.145567	1.36%	0
2015	10.946939	10.009030	-8.57%	0
2014	11.080300	10.946939	-1.20%	0
2013	12.039679	11.080300	-7.97%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.613507	11.345596	6.90%	0
2016	10.366026	10.613507	2.39%	0
2015	10.977675	10.366026	-5.57%	0
2014	10.909366	10.977675	0.63%	0
2013	12.113152	10.909366	-9.94%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	13.706549	14.381125	4.92%	0
2016	12.384700	13.706549	10.67%	0
2015	12.799737	12.384700	-3.24%	0
2014	12.587724	12.799737	1.68%	0
2013	12.098319	12.587724	4.05%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.365502	3.66%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.815693	9.789927	-0.26%	0
2016	9.836389	9.815693	-0.21%	0
2015	9.965372	9.836389	-1.29%	0
2014	10.041987	9.965372	-0.76%	0
2013	10.218645	10.041987	-1.73%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.652346	10.998452	3.25%	0
2016	10.541767	10.652346	1.05%	0
2015	10.666500	10.541767	-1.17%	0
2014	10.395694	10.666500	2.60%	0
2013	10.775226	10.395694	-3.52%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	10.039128	10.374073	3.34%	0
2016	9.740326	10.039128	3.07%	0
2015	10.068673	9.740326	-3.26%	0
2014	9.929738	10.068673	1.40%	0
2013*	10.000000	9.929738	-0.70%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	13.590700	14.327053	5.42%	0
2016	12.125954	13.590700	12.08%	0
2015	12.855116	12.125954	-5.67%	0
2014	13.089638	12.855116	-1.79%	0
2013	11.885786	13.089638	10.13%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	14.313979	14.775828	3.23%	0
2016	13.331478	14.313979	7.37%	0
2015	13.513662	13.331478	-1.35%	0
2014	13.405875	13.513662	0.80%	0
2013	12.370682	13.405875	8.37%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.824832	11.550860	30.89%	0
2016	8.901875	8.824832	-0.87%	0
2015	9.972896	8.901875	-10.74%	0
2014	10.286135	9.972896	-3.05%	0
2013	9.082876	10.286135	13.25%	0
ProFunds - ProFund VP Banks - Q/NQ
2017	16.657592	19.348619	16.15%	0
2016	13.722902	16.657592	21.39%	0
2015	13.992480	13.722902	-1.93%	0
2014	12.870083	13.992480	8.72%	0
2013	9.790512	12.870083	31.45%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	9.524940	11.536432	21.12%	0
2016	8.160627	9.524940	16.72%	0
2015	9.624980	8.160627	-15.21%	0
2014	9.609525	9.624980	0.16%	0
2013	8.237489	9.609525	16.66%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2017	3.238991	2.617316	-19.19%	0
2016	3.781849	3.238991	-14.35%	0
2015	4.038267	3.781849	-6.35%	0
2014	4.780986	4.038267	-15.53%	0
2013	6.608442	4.780986	-27.65%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	23.247257	28.061611	20.71%	0
2016	27.922261	23.247257	-16.74%	0
2015	27.441764	27.922261	1.75%	0
2014	21.475543	27.441764	27.78%	0
2013	12.945374	21.475543	65.89%	0
ProFunds - ProFund VP Bull - Q/NQ
2017	17.009686	19.996102	17.56%	0
2016	15.746796	17.009686	8.02%	0
2015	16.060164	15.746796	-1.95%	0
2014	14.627225	16.060164	9.80%	0
2013	11.444475	14.627225	27.81%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	15.498279	17.564765	13.33%	0
2016	15.195258	15.498279	1.99%	0
2015	14.810072	15.195258	2.60%	0
2014	13.640538	14.810072	8.57%	0
2013	10.780844	13.640538	26.53%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	18.693177	21.795677	16.60%	0
2016	18.214740	18.693177	2.63%	0
2015	17.663779	18.214740	3.12%	0
2014	15.945770	17.663779	10.77%	0
2013	11.574033	15.945770	37.77%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	7.126450	9.354573	31.27%	0
2016	6.517161	7.126450	9.35%	0
2015	8.006676	6.517161	-18.60%	0
2014	8.416506	8.006676	-4.87%	0
2013	9.131160	8.416506	-7.83%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	10.963379	12.928127	17.92%	0
2016	10.323680	10.963379	6.20%	0
2015	11.760188	10.323680	-12.22%	0
2014	13.069459	11.760188	-10.02%	0
2013	10.908337	13.069459	19.81%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Financials - Q/NQ
2017	16.191705	18.850641	16.42%	0
2016	14.253939	16.191705	13.59%	0
2015	14.690566	14.253939	-2.97%	0
2014	13.208170	14.690566	11.22%	0
2013	10.152548	13.208170	30.10%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	18.184885	21.659830	19.11%	0
2016	19.240936	18.184885	-5.49%	0
2015	18.599629	19.240936	3.45%	0
2014	15.265135	18.599629	21.84%	0
2013	11.088846	15.265135	37.66%	0
ProFunds - ProFund VP Industrials - Q/NQ
2017	15.508319	18.697964	20.57%	0
2016	13.393743	15.508319	15.79%	0
2015	14.079303	13.393743	-4.87%	0
2014	13.538604	14.079303	3.99%	0
2013	9.946360	13.538604	36.12%	0
ProFunds - ProFund VP International - Q/NQ
2017	10.326656	12.389403	19.97%	0
2016	10.581414	10.326656	-2.41%	0
2015	11.134809	10.581414	-4.97%	0
2014	12.301841	11.134809	-9.49%	0
2013	10.451772	12.301841	17.70%	0
ProFunds - ProFund VP Internet - Q/NQ
2017	18.276540	24.493563	34.02%	0
2016	17.581968	18.276540	3.95%	0
2015	14.831103	17.581968	18.55%	0
2014	14.889945	14.831103	-0.40%	0
2013	9.964108	14.889945	49.44%	0
ProFunds - ProFund VP Japan - Q/NQ
2017	13.255249	15.466217	16.68%	0
2016	13.401261	13.255249	-1.09%	0
2015	12.858423	13.401261	4.22%	0
2014	12.646256	12.858423	1.68%	0
2013	8.661012	12.646256	46.01%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	20.595447	26.449030	28.42%	0
2016	19.864204	20.595447	3.68%	0
2015	18.767645	19.864204	5.84%	0
2014	16.284167	18.767645	15.25%	0
2013	12.312153	16.284167	32.26%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	11.179933	10.663113	-4.62%	0
2016	9.139412	11.179933	22.33%	0
2015	12.108827	9.139412	-24.52%	0
2014	13.792141	12.108827	-12.20%	0
2013	11.285555	13.792141	22.21%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	17.007445	18.488194	8.71%	0
2016	17.935403	17.007445	-5.17%	0
2015	17.433894	17.935403	2.88%	0
2014	14.828558	17.433894	17.57%	0
2013	11.437102	14.828558	29.65%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.239714	3.359685	3.70%	0
2016	2.110756	3.239714	53.49%	0
2015	3.191383	2.110756	-33.86%	0
2014	4.255709	3.191383	-25.01%	0
2013	6.962561	4.255709	-38.88%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2017	13.357330	14.216611	6.43%	0
2016	12.825982	13.357330	4.14%	0
2015	12.979236	12.825982	-1.18%	0
2014	10.540031	12.979236	23.14%	0
2013	10.690675	10.540031	-1.41%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.541636	3.073314	-13.22%	0
2016	3.791121	3.541636	-6.58%	0
2015	3.910934	3.791121	-3.06%	0
2014	5.693259	3.910934	-31.31%	0
2013	4.962317	5.693259	14.73%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	17.414944	23.253784	33.53%	0
2016	13.843658	17.414944	25.80%	0
2015	14.470607	13.843658	-4.33%	0
2014	10.920217	14.470607	32.51%	0
2013	8.305962	10.920217	31.47%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.617205	4.703390	-28.92%	0
2016	8.020244	6.617205	-17.49%	0
2015	7.301351	8.020244	9.85%	0
2014	7.636231	7.301351	-4.39%	0
2013	7.770415	7.636231	-1.73%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2017	4.654278	3.638558	-21.82%	0
2016	5.021048	4.654278	-7.30%	0
2015	5.297879	5.021048	-5.23%	0
2014	5.232087	5.297879	1.26%	0
2013	6.724454	5.232087	-22.19%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.560094	1.885123	-26.37%	0
2016	2.889678	2.560094	-11.41%	0
2015	3.373767	2.889678	-14.35%	0
2014	4.248640	3.373767	-20.59%	0
2013	6.109937	4.248640	-30.46%	0
ProFunds - ProFund VP Technology - Q/NQ
2017	16.118152	21.463376	33.16%	0
2016	14.565158	16.118152	10.66%	0
2015	14.440061	14.565158	0.87%	0
2014	12.411552	14.440061	16.34%	0
2013	10.064914	12.411552	23.32%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	14.295323	13.782459	-3.59%	0
2016	11.929020	14.295323	19.84%	0
2015	11.929170	11.929020	0.00%	0
2014	12.042693	11.929170	-0.94%	0
2013	10.909391	12.042693	10.39%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	14.450980	15.585266	7.85%	0
2016	14.715721	14.450980	-1.80%	0
2015	15.832910	14.715721	-7.06%	0
2014	11.785075	15.832910	34.35%	0
2013	14.791393	11.785075	-20.32%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	41.180899	68.284308	65.82%	0
2016	38.487719	41.180899	7.00%	0
2015	34.394928	38.487719	11.90%	0
2014	25.705813	34.394928	33.80%	0
2013	14.575758	25.705813	76.36%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.658993	0.357417	-45.76%	0
2016	0.838458	0.658993	-21.40%	0
2015	1.154342	0.838458	-27.36%	0
2014	1.824135	1.154342	-36.72%	0
2013	3.605455	1.824135	-49.41%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2017	15.409801	16.794300	8.98%	0
2016	13.594361	15.409801	13.35%	0
2015	14.745494	13.594361	-7.81%	0
2014	11.891853	14.745494	24.00%	0
2013	10.654483	11.891853	11.61%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2017	9.740309	10.792422	10.80%	0
2016	7.770490	9.740309	25.35%	0
2015	8.291874	7.770490	-6.29%	0
2014	8.139860	8.291874	1.87%	0
2013	6.396912	8.139860	27.25%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	22.418609	26.816879	19.62%	0
2016	17.391756	22.418609	28.90%	0
2015	21.349820	17.391756	-18.54%	0
2014	22.075858	21.349820	-3.29%	0
2013	22.135515	22.075858	-0.27%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	24.760371	31.570425	27.50%	0
2016	31.288259	24.760371	-20.86%	0
2015	29.283547	31.288259	6.85%	0
2014	22.404247	29.283547	30.71%	0
2013	14.750197	22.404247	51.89%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	2.124382	2.185311	2.87%	0
2016	1.953429	2.124382	8.75%	0
2015	2.995835	1.953429	-34.80%	0
2014	4.609078	2.995835	-35.00%	0
2013	4.834538	4.609078	-4.66%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	30.629240	33.649343	9.86%	0
2016	29.496561	30.629240	3.84%	0
2015	28.191515	29.496561	4.63%	0
2014	25.412089	28.191515	10.94%	0
2013	20.115869	25.412089	26.33%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	24.189946	37.772116	56.15%	0
2016	18.785809	24.189946	28.77%	0
2015	19.911730	18.785809	-5.65%	0
2014	17.306881	19.911730	15.05%	0
2013	10.799215	17.306881	60.26%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	13.493142	17.419712	29.10%	0
2016	11.016718	13.493142	22.48%	0
2015	10.954049	11.016718	0.57%	0
2014	8.987422	10.954049	21.88%	0
2013	6.756030	8.987422	33.03%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2017	18.867797	17.421196	-7.67%	0
2016	14.580713	18.867797	29.40%	0
2015	21.215378	14.580713	-31.27%	0
2014	26.468314	21.215378	-19.85%	0
2013	21.763791	26.468314	21.62%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	16.909566	13.551085	-19.86%	0
2016	13.939251	16.909566	21.31%	0
2015	20.720099	13.939251	-32.73%	0
2014	29.770771	20.720099	-30.40%	0
2013	24.396038	29.770771	22.03%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	8.751464	11.086236	26.68%	0
2016	9.409251	8.751464	-6.99%	0
2015	10.292234	9.409251	-8.58%	0
2014	11.940567	10.292234	-13.80%	0
2013	9.784516	11.940567	22.04%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	12.422420	14.142356	13.85%	0
2016	10.887905	12.422420	14.09%	0
2015	11.512665	10.887905	-5.43%	0
2014	10.381981	11.512665	10.89%	0
2013	8.263118	10.381981	25.64%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	18.543121	20.024743	7.99%	0
2016	18.888732	18.543121	-1.83%	0
2015	20.206124	18.888732	-6.52%	0
2014	15.233755	20.206124	32.64%	0
2013	18.918968	15.233755	-19.48%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	21.449193	25.958279	21.02%	0
2016	24.113108	21.449193	-11.05%	0
2015	23.419453	24.113108	2.96%	0
2014	19.078963	23.419453	22.75%	0
2013	13.658260	19.078963	39.69%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.721937	11.286713	5.27%	0
2016	9.751779	10.721937	9.95%	0
2015	9.971034	9.751779	-2.20%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2017	29.120437	38.426502	31.96%	0
2016	28.305958	29.120437	2.88%	0
2015	26.520176	28.305958	6.73%	0
2014	26.407389	26.520176	0.43%	0
2013	17.727540	26.407389	48.96%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.527290	0.317076	-39.87%	0
2016	0.760888	0.527290	-30.70%	0
2015	0.839954	0.760888	-9.41%	0
2014	1.090005	0.839954	-22.94%	0
2013	1.972143	1.090005	-44.73%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.776318	2.491748	-10.25%	0
2016	2.903883	2.776318	-4.39%	0
2015	2.984422	2.903883	-2.70%	0
2014	4.035114	2.984422	-26.04%	0
2013	3.554163	4.035114	13.53%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.585625	1.350318	-14.84%	0
2016	1.990539	1.585625	-20.34%	0
2015	2.043841	1.990539	-2.61%	0
2014	2.346162	2.043841	-12.89%	0
2013	3.288599	2.346162	-28.66%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	0.838984	0.622655	-25.78%	0
2016	0.940936	0.838984	-10.84%	0
2015	1.096387	0.940936	-14.18%	0
2014	1.367935	1.096387	-19.85%	0
2013	1.957456	1.367935	-30.12%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.465934	1.249236	-14.78%	0
2016	1.866815	1.465934	-21.47%	0
2015	1.893333	1.866815	-1.40%	0
2014	2.108755	1.893333	-10.22%	0
2013	3.095938	2.108755	-31.89%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	1.865815	1.519013	-18.59%	0
2016	2.152614	1.865815	-13.32%	0
2015	2.286786	2.152614	-5.87%	0
2014	2.713895	2.286786	-15.74%	0
2013	3.749479	2.713895	-27.62%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	12.895106	19.091620	48.05%	0
2016	12.025115	12.895106	7.23%	0
2015	10.900600	12.025115	10.32%	0
2014	13.082661	10.900600	-16.68%	0
2013	8.514028	13.082661	53.66%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	28.796521	34.070465	18.31%	0
2016	26.681933	28.796521	7.93%	0
2015	27.006233	26.681933	-1.20%	0
2014	25.507827	27.006233	5.87%	0
2013	18.184060	25.507827	40.28%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	40.460487	48.801064	20.61%	0
2016	31.683113	40.460487	27.70%	0
2015	34.038562	31.683113	-6.92%	0
2014	30.872390	34.038562	10.26%	0
2013	20.862256	30.872390	47.98%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	37.164997	62.049056	66.96%	0
2016	34.425526	37.164997	7.96%	0
2015	30.490042	34.425526	12.91%	0
2014	22.664546	30.490042	34.53%	0
2013	12.767608	22.664546	77.52%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	29.826459	38.523954	29.16%	0
2016	28.570562	29.826459	4.40%	0
2015	26.797269	28.570562	6.62%	0
2014	23.164033	26.797269	15.68%	0
2013	17.468918	23.164033	32.60%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2017	20.926389	27.164630	29.81%	0
2016	18.357892	20.926389	13.99%	0
2015	18.772317	18.357892	-2.21%	0
2014	16.071020	18.772317	16.81%	0
2013	10.950754	16.071020	46.76%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	10.985036	11.587190	5.48%	0
2016	6.737508	10.985036	63.04%	0
2015	9.823915	6.737508	-31.42%	0
2014	12.066943	9.823915	-18.59%	0
2013	22.730135	12.066943	-46.91%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	23.522464	24.712487	5.06%	0
2016	21.678877	23.522464	8.50%	0
2015	22.579040	21.678877	-3.99%	0
2014	18.943122	22.579040	19.19%	0
2013	18.501826	18.943122	2.39%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	24.165693	26.856239	11.13%	0
2016	24.459209	24.165693	-1.20%	0
2015	25.165707	24.459209	-2.81%	0
2014	23.513623	25.165707	7.03%	0
2013	17.578734	23.513623	33.76%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	29.584264	34.974309	18.22%	0
2016	23.029217	29.584264	28.46%	0
2015	25.713869	23.029217	-10.44%	0
2014	25.032138	25.713869	2.72%	0
2013	16.027181	25.032138	56.19%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	21.251375	30.037738	41.34%	0
2016	17.918136	21.251375	18.60%	0
2015	18.497954	17.918136	-3.13%	0
2014	15.065345	18.497954	22.78%	0
2013	9.065502	15.065345	66.18%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	19.819337	24.285601	22.53%	0
2016	19.614855	19.819337	1.04%	0
2015	19.700714	19.614855	-0.44%	0
2014	17.791062	19.700714	10.73%	0
2013	12.780956	17.791062	39.20%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	20.434800	23.322250	14.13%	0
2016	17.670825	20.434800	15.64%	0
2015	19.796820	17.670825	-10.74%	0
2014	18.115793	19.796820	9.28%	0
2013	12.660814	18.115793	43.09%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	23.482737	27.471504	16.99%	0
2016	23.212781	23.482737	1.16%	0
2015	23.259368	23.212781	-0.20%	0
2014	23.986035	23.259368	-3.03%	0
2013	18.165642	23.986035	32.04%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	21.585464	24.058181	11.46%	0
2016	17.001799	21.585464	26.96%	0
2015	19.584402	17.001799	-13.19%	0
2014	18.630044	19.584402	5.12%	0
2013	13.927112	18.630044	33.77%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	23.075663	26.386217	14.35%	0
2016	19.737001	23.075663	16.92%	0
2015	20.112626	19.737001	-1.87%	0
2014	20.419017	20.112626	-1.50%	0
2013	14.670152	20.419017	39.19%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	19.763444	19.413789	-1.77%	0
2016	15.229694	19.763444	29.77%	0
2015	17.883711	15.229694	-14.84%	0
2014	17.920838	17.883711	-0.21%	0
2013	12.738125	17.920838	40.69%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	7.634120	6.192688	-18.88%	0
2016	7.242926	7.634120	5.40%	0
2015	6.487092	7.242926	11.65%	0
2014	5.357333	6.487092	21.09%	0
2013	5.605337	5.357333	-4.42%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2017	20.641990	26.968159	30.65%	0
2016	18.866451	20.641990	9.41%	0
2015	18.942884	18.866451	-0.40%	0
2014	17.442556	18.942884	8.60%	0
2013	13.078955	17.442556	33.36%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	9.361041	9.760706	4.27%	0
2016	8.094470	9.361041	15.65%	0
2015	8.810542	8.094470	-8.13%	0
2014	8.716736	8.810542	1.08%	0
2013	7.533778	8.716736	15.70%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	27.899714	33.533873	20.19%	0
2016	24.538009	27.899714	13.70%	0
2015	28.996424	24.538009	-15.38%	0
2014	23.972058	28.996424	20.96%	0
2013	16.155682	23.972058	48.38%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	16.822501	18.396398	9.36%	0
2016	14.679586	16.822501	14.60%	0
2015	16.087492	14.679586	-8.75%	0
2014	13.289909	16.087492	21.05%	0
2013	11.874224	13.289909	11.92%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.600239	6.581908	17.53%	0
2016	6.227792	5.600239	-10.08%	0
2015	7.601968	6.227792	-18.08%	0
2014	9.883775	7.601968	-23.09%	0
2013	10.324966	9.883775	-4.27%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.885811	9.987629	1.03%	0
2016	9.796677	9.885811	0.91%	0
2015	10.036721	9.796677	-2.39%	0
2014	10.051408	10.036721	-0.15%	0
2013*	10.000000	10.051408	0.51%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.785039	7.85%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	6.299033	6.099448	-3.17%	0
2016	4.449713	6.299033	41.56%	0
2015	6.787943	4.449713	-34.45%	0
2014	8.518825	6.787943	-20.32%	0
2013	7.824346	8.518825	8.88%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	12.528713	14.262123	13.84%	0
2016	12.184027	12.528713	2.83%	0
2015	12.217770	12.184027	-0.28%	1,653
2014	11.586388	12.217770	5.45%	5,724
2013	10.121685	11.586388	14.47%	903
2012	9.068452	10.121685	11.61%	0
2011*	10.000000	9.068452	-9.32%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.674537	9.445033	-2.37%	47,624
2016	6.979163	9.674537	38.62%	40,257
2015	11.420254	6.979163	-38.89%	44,873
2014	10.365417	11.420254	10.18%	44,516
2013*	10.000000	10.365417	3.65%	1,289
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.588354	13.026687	23.03%	8,060
2016	9.960529	10.588354	6.30%	17,070
2015	10.252374	9.960529	-2.85%	20,934
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.153630	10.363735	2.07%	170,466
2016	9.879592	10.153630	2.77%	79,227
2015	10.289101	9.879592	-3.98%	196,591
2014	10.117252	10.289101	1.70%	193,766
2013	11.228685	10.117252	-9.90%	62,958
2012	10.621413	11.228685	5.72%	51,701
2011*	10.000000	10.621413	6.21%	13,729
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.317318	12.238855	18.62%	79,870
2016	9.234184	10.317318	11.73%	67,457
2015*	10.000000	9.234184	-7.66%	52,578
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	11.104576	11.889317	7.07%	148,772
2016	9.361631	11.104576	18.62%	212,389
2015*	10.000000	9.361631	-6.38%	87,153
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.718555	10.778638	10.91%	74,850
2016	9.511164	9.718555	2.18%	57,916
2015	9.837256	9.511164	-3.31%	11,593
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.352825	14.041483	23.68%	14,433
2016	11.321862	11.352825	0.27%	12,729
2015	11.502352	11.321862	-1.57%	15,676
2014	11.467534	11.502352	0.30%	4,309
2013*	10.000000	11.467534	14.68%	1,690

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.118782	12.752144	14.69%	26,247
2016*	10.000000	11.118782	11.19%	748
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.260760	13.726015	11.95%	130,852
2016	11.996773	12.260760	2.20%	190,904
2015	12.308880	11.996773	-2.54%	180,163
2014	12.265674	12.308880	0.35%	219,804
2013	10.889008	12.265674	12.64%	119,344
2012	10.058345	10.889008	8.26%	40,632
2011	10.602307	10.058345	-5.13%	55,009
2010*	10.000000	10.602307	6.02%	24,369
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.814468	11.085379	12.95%	4,435
2016	9.390110	9.814468	4.52%	1,376
2015	9.933881	9.390110	-5.47%	320
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.861565	10.020419	1.61%	0
2016*	10.000000	9.861565	-1.38%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.098624	0.99%	947
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.190161	1.90%	3,009
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.752601	5.749580	-0.05%	6,481
2016	5.215930	5.752601	10.29%	8,853
2015	7.073338	5.215930	-26.26%	8,456
2014	8.657561	7.073338	-18.30%	8,912
2013	9.800511	8.657561	-11.66%	3,550
2012	10.168238	9.800511	-3.62%	3,769
2011	11.823899	10.168238	-14.00%	3,164
2010*	10.000000	11.823899	18.24%	2,808
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.833554	13.402971	13.26%	40,341
2016	10.433286	11.833554	13.42%	33,671
2015	10.871107	10.433286	-4.03%	9,158
2014*	10.000000	10.871107	8.71%	2,055
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.259680	10.448805	1.84%	62,976
2016	9.565094	10.259680	7.26%	42,562
2015*	10.000000	9.565094	-4.35%	9,910

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.793758	13.207237	11.98%	1,128
2016	11.648163	11.793758	1.25%	1,128
2015	11.838696	11.648163	-1.61%	4,250
2014	11.394034	11.838696	3.90%	2,707
2013	10.034224	11.394034	13.55%	2,707
2012	9.081420	10.034224	10.49%	2,453
2011*	10.000000	9.081420	-9.19%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.178221	11.635918	14.32%	11,623
2016	9.663610	10.178221	5.33%	825
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.734515	11.905554	10.91%	64,802
2016	9.262697	10.734515	15.89%	105,058
2015*	10.000000	9.262697	-7.37%	83,942
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.243311	12.908378	14.81%	16,508
2016*	10.000000	11.243311	12.43%	14,707
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.149484	13.471763	32.73%	288,329
2016	10.252456	10.149484	-1.00%	283,696
2015*	10.000000	10.252456	2.52%	351,109
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.226856	10.764880	5.26%	7,380
2016	9.098270	10.226856	12.40%	21,769
2015*	10.000000	9.098270	-9.02%	10,594
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.958656	10.196104	2.38%	297
2016*	10.000000	9.958656	-0.41%	4,347
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	10.799833	11.033927	2.17%	3,300
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.144285	10.741075	5.88%	75,325
2016	9.538782	10.144285	6.35%	29,420
2015	9.880242	9.538782	-3.46%	21,161

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	14.533020	16.022358	10.25%	1,195
2016	13.042170	14.533020	11.43%	1,611
2015	14.125158	13.042170	-7.67%	4,990
2014	13.950236	14.125158	1.25%	7,885
2013	11.448429	13.950236	21.85%	7,178
2012	10.083072	11.448429	13.54%	5,978
2011	10.401894	10.083072	-3.07%	2,027
2010*	10.000000	10.401894	4.02%	1,578
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.145798	12.035005	7.98%	46,170
2016	9.928470	11.145798	12.26%	34,754
2015	10.850216	9.928470	-8.50%	50,505
2014	10.534763	10.850216	2.99%	62,564
2013*	10.000000	10.534763	5.35%	16,165
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.437502	13.298113	6.92%	129,576
2016	11.261582	12.437502	10.44%	108,183
2015	11.872265	11.261582	-5.14%	81,928
2014	11.407957	11.872265	4.07%	100,670
2013*	10.000000	11.407957	14.08%	30,399
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.518316	9.551646	0.35%	16,990
2016	9.391785	9.518316	1.35%	13,134
2015*	10.000000	9.391785	-6.08%	8,963
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.003126	11.139813	11.36%	10,129
2016	9.737805	10.003126	2.72%	7,522
2015	10.502054	9.737805	-7.28%	7,188
2014	10.262501	10.502054	2.33%	49
2013*	10.000000	10.262501	2.63%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.700194	9.670200	-0.31%	23,799
2016	9.758720	9.700194	-0.60%	12,818
2015	9.968690	9.758720	-2.11%	12,342
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.219744	6.656928	7.03%	58,133
2016	7.411785	6.219744	-16.08%	56,321
2015	7.646846	7.411785	-3.07%	39,046
2014	6.929825	7.646846	10.35%	35,228
2013	6.861281	6.929825	1.00%	36,116
2012	7.849042	6.861281	-12.58%	11,772
2011	8.725109	7.849042	-10.04%	20,949
2010	9.187324	8.725109	-5.03%	23,500
2009	9.722257	9.187324	-5.50%	13,866
2008*	10.000000	9.722257	-2.78%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	13.900162	15.718001	13.08%	49,796
2016	14.026520	13.900162	-0.90%	57,077
2015	14.070051	14.026520	-0.31%	68,424
2014	13.903012	14.070051	1.20%	55,879
2013	12.022915	13.903012	15.64%	32,373
2012	11.694463	12.022915	2.81%	6,239
2011	12.712457	11.694463	-8.01%	4,875
2010	11.611045	12.712457	9.49%	4,920
2009	9.265042	11.611045	25.32%	4,579
2008	15.880039	9.265042	-41.66%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	8.929009	9.114016	2.07%	41,800
2016	9.113275	8.929009	-2.02%	48,406
2015	9.088717	9.113275	0.27%	59,883
2014	8.820799	9.088717	3.04%	40,959
2013	8.813967	8.820799	0.08%	41,416
2012	8.758205	8.813967	0.64%	28,599
2011	8.604833	8.758205	1.78%	5,025
2010	8.231416	8.604833	4.54%	2,739
2009	8.644923	8.231416	-4.78%	659
2008	10.803638	8.644923	-19.98%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.839206	11.041164	1.86%	273,900
2016	10.141013	10.839206	6.88%	238,915
2015	10.226177	10.141013	-0.83%	90,130
2014	10.145613	10.226177	0.79%	87,690
2013*	10.000000	10.145613	1.46%	37,728
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.757563	11.632601	8.13%	2,702
2016	9.798136	10.757563	9.79%	12,371
2015	10.410522	9.798136	-5.88%	3,176
2014	10.003227	10.410522	4.07%	864
2013*	10.000000	10.003227	0.03%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.110440	12.937556	16.45%	75,410
2016	11.582351	11.110440	-4.07%	98,793
2015	12.836111	11.582351	-9.77%	143,012
2014	13.762871	12.836111	-6.73%	178,166
2013	11.171791	13.762871	23.19%	204,367
2012	9.522114	11.171791	17.32%	45,284
2011	10.422818	9.522114	-8.64%	53,882
2010*	10.000000	10.422818	4.23%	42,500

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.633840	10.865801	25.85%	203,925
2016	7.260617	8.633840	18.91%	170,266
2015	9.225222	7.260617	-21.30%	82,309
2014	9.826132	9.225222	-6.12%	49,206
2013*	10.000000	9.826132	-1.74%	23,802
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.183804	10.871312	6.75%	19,758
2016	8.966638	10.183804	13.57%	16,790
2015	9.697275	8.966638	-7.53%	14,172
2014	10.000917	9.697275	-3.04%	20,708
2013*	10.000000	10.000917	0.01%	142,325
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	10.147582	10.376742	2.26%	4,971
2016	9.885502	10.147582	2.65%	666
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.913555	11.991736	9.88%	3,271
2016*	10.000000	10.913555	9.14%	3,009
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	11.170947	12.162505	8.88%	10,133
2016	10.705964	11.170947	4.34%	10,318
2015	11.152304	10.705964	-4.00%	8,308
2014	10.866344	11.152304	2.63%	10,639
2013	10.168752	10.866344	6.86%	7,845
2012	9.453453	10.168752	7.57%	122
2011*	10.000000	9.453453	-5.47%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.518713	12.427713	7.89%	30,138
2016	10.580109	11.518713	8.87%	40,080
2015	10.874505	10.580109	-2.71%	42,043
2014	10.735418	10.874505	1.30%	38,507
2013	11.950931	10.735418	-10.17%	23,546
2012	10.298552	11.950931	16.04%	2,815
2011*	10.000000	10.298552	2.99%	184
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.165463	11.263817	10.80%	29,529
2016	8.980869	10.165463	13.19%	35,022
2015	10.593211	8.980869	-15.22%	24,035
2014*	10.000000	10.593211	5.93%	19,423

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.822003	12.769144	8.01%	90,546
2016	11.643994	11.822003	1.53%	107,737
2015	11.997459	11.643994	-2.95%	100,867
2014	10.703699	11.997459	12.09%	93,494
2013	10.593204	10.703699	1.04%	22,864
2012	8.280704	10.593204	27.93%	12,030
2011*	10.000000	8.280704	-17.19%	118
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.862064	12.401524	14.17%	2,006
2016	10.458077	10.862064	3.86%	8,640
2015	11.364839	10.458077	-7.98%	13,070
2014	11.317862	11.364839	0.42%	14,390
2013	9.931492	11.317862	13.96%	7,633
2012	8.872927	9.931492	11.93%	966
2011*	10.000000	8.872927	-11.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.197780	16.185956	14.00%	183,388
2016	13.230025	14.197780	7.31%	190,210
2015	13.307364	13.230025	-0.58%	173,191
2014	12.874376	13.307364	3.36%	138,434
2013	10.607154	12.874376	21.37%	20,692
2012	9.311149	10.607154	13.92%	17,990
2011*	10.000000	9.311149	-6.89%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.396005	10.956060	16.60%	0
2016	9.267843	9.396005	1.38%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.590788	11.131633	5.11%	35,106
2016	9.423096	10.590788	12.39%	35,435
2015	9.827707	9.423096	-4.12%	35,781
2014*	10.000000	9.827707	-1.72%	36,126
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.992068	13.501776	22.83%	29,068
2016*	10.000000	10.992068	9.92%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	10.000043	10.152731	1.53%	11,868
2016	9.932403	10.000043	0.68%	56,019
2015	10.074503	9.932403	-1.41%	38,790

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	15.297034	18.042438	17.95%	250,635
2016	14.338020	15.297034	6.69%	250,623
2015	14.823756	14.338020	-3.28%	250,580
2014	14.409179	14.823756	2.88%	689
2013	11.304059	14.409179	27.47%	3,095
2012	9.885581	11.304059	14.35%	0
2011	10.725025	9.885581	-7.83%	0
2010*	10.000000	10.725025	7.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.094332	14.445605	10.32%	64,678
2016	12.534299	13.094332	4.47%	58,392
2015	12.867963	12.534299	-2.59%	76,284
2014	12.531997	12.867963	2.68%	78,818
2013	11.102027	12.531997	12.88%	22,241
2012	10.154090	11.102027	9.34%	11,481
2011	10.454235	10.154090	-2.87%	11,481
2010*	10.000000	10.454235	4.54%	539
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	14.200161	16.190434	14.02%	78,701
2016	13.439131	14.200161	5.66%	87,926
2015	13.834546	13.439131	-2.86%	114,738
2014	13.421872	13.834546	3.07%	116,839
2013	11.244230	13.421872	19.37%	51,400
2012	10.050506	11.244230	11.88%	1,240
2011	10.572946	10.050506	-4.94%	3,400
2010*	10.000000	10.572946	5.73%	8,612
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.479377	12.020565	4.71%	31,001
2016	11.145474	11.479377	3.00%	51,768
2015	11.404652	11.145474	-2.27%	28,781
2014	11.210176	11.404652	1.73%	98,551
2013	10.851386	11.210176	3.31%	13,423
2012	10.253743	10.851386	5.83%	4,384
2011	10.269908	10.253743	-0.16%	4,437
2010*	10.000000	10.269908	2.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.132052	11.448414	12.99%	35,695
2016	9.749395	10.132052	3.92%	39,412
2015	10.347208	9.749395	-5.78%	70,277
2014	10.277822	10.347208	0.68%	69,887
2013*	10.000000	10.277822	2.78%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.079495	11.689245	15.97%	10,529
2016	9.638940	10.079495	4.57%	10,501
2015	10.292653	9.638940	-6.35%	10,405
2014	10.349816	10.292653	-0.55%	6,876
2013*	10.000000	10.349816	3.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.659301	15.326779	12.21%	78,179
2016	12.997817	13.659301	5.09%	102,527
2015	13.344697	12.997817	-2.60%	91,983
2014	12.962401	13.344697	2.95%	144,132
2013	11.176511	12.962401	15.98%	60,865
2012	10.103127	11.176511	10.62%	6,805
2011	10.506962	10.103127	-3.84%	6,805
2010*	10.000000	10.506962	5.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	14.570818	16.937787	16.24%	6,715
2016	13.755372	14.570818	5.93%	6,485
2015	14.185826	13.755372	-3.03%	10,353
2014	13.780541	14.185826	2.94%	11,927
2013	11.263125	13.780541	22.35%	12,188
2012	9.984527	11.263125	12.81%	11,019
2011	10.638391	9.984527	-6.15%	9,998
2010*	10.000000	10.638391	6.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.608432	13.640693	8.19%	10,813
2016	12.081745	12.608432	4.36%	10,813
2015	12.404093	12.081745	-2.60%	4,095
2014	12.105211	12.404093	2.47%	5,304
2013	11.053521	12.105211	9.51%	4,572
2012	10.203170	11.053521	8.33%	1,722
2011	10.391563	10.203170	-1.81%	2,797
2010*	10.000000	10.391563	3.92%	838
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.718776	10.950608	2.16%	46,797
2016	10.535603	10.718776	1.74%	128,168
2015	10.757126	10.535603	-2.06%	53,113
2014	10.417917	10.757126	3.26%	42,338
2013	10.803282	10.417917	-3.57%	16,761
2012	10.244577	10.803282	5.45%	14,320
2011*	10.000000	10.244577	2.45%	1,971
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.508585	14.517822	16.06%	8,768
2016	11.406120	12.508585	9.67%	3,928
2015	11.963642	11.406120	-4.66%	4,382
2014	11.783342	11.963642	1.53%	1,117
2013*	10.000000	11.783342	17.83%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.962836	13.407075	12.07%	8,274
2016	11.171051	11.962836	7.09%	7,431
2015	11.550407	11.171051	-3.28%	8,016
2014	11.518143	11.550407	0.28%	1,015
2013*	10.000000	11.518143	15.18%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.455417	11.779838	39.32%	52,193
2016	7.972917	8.455417	6.05%	38,468
2015	9.640620	7.972917	-17.30%	48,769
2014*	10.000000	9.640620	-3.59%	58,567
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.898690	9.948808	0.51%	37,727
2016	9.980084	9.898690	-0.82%	52,641
2015	10.148247	9.980084	-1.66%	24,383
2014*	10.000000	10.148247	1.48%	14,700
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.957095	8.837679	-1.33%	1,007,011
2016	9.097544	8.957095	-1.54%	1,276,677
2015	9.240774	9.097544	-1.55%	937,576
2014	9.386257	9.240774	-1.55%	1,030,249
2013	9.534036	9.386257	-1.55%	740,279
2012	9.684549	9.534036	-1.55%	682,383
2011	9.836593	9.684549	-1.55%	423,900
2010	9.991444	9.836593	-1.55%	181,556
2009*	10.000000	9.991444	-0.09%	68,004
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.424904	11.588453	22.96%	148,722
2016	9.485358	9.424904	-0.64%	142,644
2015	9.728048	9.485358	-2.49%	27,456
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.857003	12.659181	16.60%	14,717
2016	10.073699	10.857003	7.78%	3,784
2015	10.335462	10.073699	-2.53%	5,435
2014*	10.000000	10.335462	3.35%	10,972
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.531434	11.522757	9.41%	3,272
2016	10.062572	10.531434	4.66%	3,206
2015	10.238789	10.062572	-1.72%	0
2014*	10.000000	10.238789	2.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.715142	12.111763	13.03%	53,376
2016	10.101578	10.715142	6.07%	40,332
2015	10.315497	10.101578	-2.07%	36,565
2014*	10.000000	10.315497	3.15%	6,832

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.277861	10.694019	4.05%	51,914
2016	10.012331	10.277861	2.65%	53,682
2015	10.143109	10.012331	-1.29%	44,154
2014*	10.000000	10.143109	1.43%	87,066
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.257038	11.515427	12.27%	20,039
2016	9.855546	10.257038	4.07%	19,917
2015	10.346053	9.855546	-4.74%	19,642
2014	10.257041	10.346053	0.87%	19,025
2013*	10.000000	10.257041	2.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.293117	11.853054	15.16%	8,938
2016	9.775267	10.293117	5.30%	8,546
2015	10.338053	9.775267	-5.44%	8,562
2014	10.321864	10.338053	0.16%	7,467
2013*	10.000000	10.321864	3.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.663987	11.856365	11.18%	40,834
2016	10.109311	10.663987	5.49%	35,947
2015	10.302955	10.109311	-1.88%	80,522
2014*	10.000000	10.302955	3.03%	11,760
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.757894	12.358165	14.88%	40,974
2016	10.072493	10.757894	6.80%	41,080
2015	10.306302	10.072493	-2.27%	72,579
2014*	10.000000	10.306302	3.06%	29,713
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.482102	11.270687	7.52%	32,503
2016	10.072255	10.482102	4.07%	47,739
2015	10.233971	10.072255	-1.58%	24,491
2014*	10.000000	10.233971	2.34%	14,596
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	9.982271	12.488302	25.10%	19,499
2016	9.812784	9.982271	1.73%	7,006
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.504294	13.113722	13.99%	40,691
2016	9.713992	11.504294	18.43%	47,585
2015	10.123480	9.713992	-4.04%	16,833

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	10.002136	10.471023	4.69%	119,337
2016	9.350632	10.002136	6.97%	103,803
2015	9.780540	9.350632	-4.40%	22,757
2014	9.563126	9.780540	2.27%	18,219
2013*	10.000000	9.563126	-4.37%	3,512
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	12.249248	15.139596	23.60%	79,932
2016	12.756900	12.249248	-3.98%	97,997
2015	13.043120	12.756900	-2.19%	24,101
2014	13.430055	13.043120	-2.88%	9,620
2013	11.266729	13.430055	19.20%	10,639
2012	9.906930	11.266729	13.73%	4,483
2011	11.134127	9.906930	-11.02%	3,705
2010*	10.000000	11.134127	11.34%	194
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.663137	10.451316	20.64%	146,548
2016	8.381631	8.663137	3.36%	177,327
2015	8.994425	8.381631	-6.81%	23,067
2014*	10.000000	8.994425	-10.06%	21,990
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	17.142031	21.919849	27.87%	73,040
2016	17.071434	17.142031	0.41%	93,548
2015	16.813998	17.071434	1.53%	20,600
2014	15.505188	16.813998	8.44%	24,525
2013	11.716959	15.505188	32.33%	4,032
2012	10.247830	11.716959	14.34%	1,801
2011	10.756545	10.247830	-4.73%	977
2010*	10.000000	10.756545	7.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	17.198788	19.364835	12.59%	112,284
2016	15.053415	17.198788	14.25%	115,390
2015	15.834591	15.053415	-4.93%	28,485
2014	14.589452	15.834591	8.53%	27,082
2013	10.974850	14.589452	32.94%	7,582
2012	9.480297	10.974850	15.76%	664
2011	10.253993	9.480297	-7.55%	687
2010*	10.000000	10.253993	2.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	16.994821	21.337337	25.55%	12,963
2016	16.276042	16.994821	4.42%	16,131
2015	16.589658	16.276042	-1.89%	30,961
2014	16.246533	16.589658	2.11%	15,017
2013	11.905849	16.246533	36.46%	8,800
2012	10.548903	11.905849	12.86%	18,551
2011	11.213788	10.548903	-5.93%	8,496
2010*	10.000000	11.213788	12.14%	732

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	20.203758	22.644269	12.08%	23,633
2016	17.450714	20.203758	15.78%	41,979
2015	18.252162	17.450714	-4.39%	19,975
2014	15.843028	18.252162	15.21%	15,951
2013	11.860726	15.843028	33.58%	13,340
2012	10.355249	11.860726	14.54%	1,770
2011	10.767915	10.355249	-3.83%	265
2010*	10.000000	10.767915	7.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.658491	14.339341	22.99%	27,327
2016	10.933514	11.658491	6.63%	25,950
2015	11.022321	10.933514	-0.81%	18,565
2014*	10.000000	11.022321	10.22%	18,743
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	12.306549	13.214474	7.38%	16,510
2016	9.925741	12.306549	23.99%	50,249
2015	10.728143	9.925741	-7.48%	28,554
2014*	10.000000	10.728143	7.28%	23,700
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	12.189636	13.619910	11.73%	37,265
2016	10.079598	12.189636	20.93%	44,133
2015	10.408504	10.079598	-3.16%	20,710
2014*	10.000000	10.408504	4.09%	17,372
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.849094	14.060243	18.66%	7,255
2016	10.804585	11.849094	9.67%	9,173
2015	10.872992	10.804585	-0.63%	6,225
2014*	10.000000	10.872992	8.73%	1,846
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.546110	12.065994	4.50%	7,531
2016	10.942052	11.546110	5.52%	14,972
2015	11.781191	10.942052	-7.12%	16,808
2014	9.304834	11.781191	26.61%	12,187
2013*	10.000000	9.304834	-6.95%	1,471
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	11.069845	13.245248	19.65%	346,002
2016	10.069082	11.069845	9.94%	474,893
2015	10.110015	10.069082	-0.40%	100,733

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.778519	9.779396	0.01%	222,885
2016	9.690588	9.778519	0.91%	350,809
2015	9.876846	9.690588	-1.89%	89,783
2014	9.983037	9.876846	-1.06%	78,100
2013	10.129538	9.983037	-1.45%	82,170
2012	9.939207	10.129538	1.91%	14,517
2011*	10.000000	9.939207	-0.61%	4,914
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.376981	12.789576	12.42%	43,276
2016	9.560289	11.376981	19.00%	42,145
2015	10.209228	9.560289	-6.36%	10,983
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.178117	9.640009	5.03%	746
2016	9.382732	9.178117	-2.18%	746
2015	10.038424	9.382732	-6.53%	1,708
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.752392	10.595406	8.64%	35,969
2016	9.069720	9.752392	7.53%	38,522
2015	9.943553	9.069720	-8.79%	40,466
2014	10.130092	9.943553	-1.84%	58,084
2013*	10.000000	10.130092	1.30%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	10.228954	10.359707	1.28%	151,485
2016	9.178658	10.228954	11.44%	99,886
2015	9.632327	9.178658	-4.71%	70,778
2014	9.648694	9.632327	-0.17%	59,621
2013*	10.000000	9.648694	-3.51%	44,155
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	10.091383	10.145563	0.54%	43,350
2016	9.820552	10.091383	2.76%	64,194
2015	10.231812	9.820552	-4.02%	77,197
2014	10.505948	10.231812	-2.61%	81,716
2013	10.201818	10.505948	2.98%	160,525
2012*	10.000000	10.201818	2.02%	96,856
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.502211	15.437523	34.21%	40,633
2016	11.701181	11.502211	-1.70%	15,049
2015	11.464394	11.701181	2.07%	16,382
2014	11.410296	11.464394	0.47%	10,866
2013*	10.000000	11.410296	14.10%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.422350	11.634072	11.63%	107,994
2016	9.375996	10.422350	11.16%	109,938
2015	10.487199	9.375996	-10.60%	127,211
2014	10.604081	10.487199	-1.10%	137,953
2013	10.759277	10.604081	-1.44%	51,724
2012	9.519492	10.759277	13.02%	42,700
2011*	10.000000	9.519492	-4.81%	514
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.416813	6.446957	0.47%	43,803
2016	5.673761	6.416813	13.10%	51,764
2015	7.752739	5.673761	-26.82%	74,154
2014	9.676703	7.752739	-19.88%	59,847
2013	11.525017	9.676703	-16.04%	19,965
2012	11.136280	11.525017	3.49%	2,984
2011	12.234168	11.136280	-8.97%	5,509
2010*	10.000000	12.234168	22.34%	3,668
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.558428	13.573556	8.08%	15,238
2016	11.266890	12.558428	11.46%	21,594
2015	11.721514	11.266890	-3.88%	10,444
2014	11.741140	11.721514	-0.17%	15,827
2013	12.829384	11.741140	-8.48%	14,951
2012	11.065833	12.829384	15.94%	13,833
2011	10.582352	11.065833	4.57%	12,864
2010*	10.000000	10.582352	5.82%	5,746
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.080942	0.81%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.111268	11.023604	9.02%	41,389
2016	9.980258	10.111268	1.31%	25,471
2015	10.921017	9.980258	-8.61%	67,115
2014	11.059668	10.921017	-1.25%	46,003
2013	12.023365	11.059668	-8.02%	7,647
2012	11.605905	12.023365	3.60%	1,341
2011	10.873027	11.605905	6.74%	10,104
2010*	10.000000	10.873027	8.73%	635
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.577683	11.301578	6.84%	42,875
2016	10.336270	10.577683	2.34%	48,296
2015	10.951726	10.336270	-5.62%	54,503
2014	10.889103	10.951726	0.58%	56,515
2013	12.096785	10.889103	-9.98%	32,325
2012	11.498624	12.096785	5.20%	3,459
2011	10.868811	11.498624	5.79%	5,300
2010*	10.000000	10.868811	8.69%	5,187

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	13.660304	14.325339	4.87%	212,743
2016	12.349164	13.660304	10.62%	319,210
2015	12.769482	12.349164	-3.29%	197,943
2014	12.564352	12.769482	1.63%	65,668
2013	12.081991	12.564352	3.99%	160,290
2012	10.747168	12.081991	12.42%	233,742
2011	10.573967	10.747168	1.64%	140,543
2010*	10.000000	10.573967	5.74%	11,666
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.362007	3.62%	15,079
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.787479	9.756864	-0.31%	330,785
2016	9.813088	9.787479	-0.26%	504,805
2015	9.946807	9.813088	-1.34%	398,708
2014	10.028369	9.946807	-0.81%	238,760
2013	10.209971	10.028369	-1.78%	169,194
2012	9.807204	10.209971	4.11%	9,207
2011*	10.000000	9.807204	-1.93%	59,039
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.621784	10.961333	3.20%	184,982
2016	10.516847	10.621784	1.00%	100,798
2015	10.646686	10.516847	-1.22%	123,486
2014	10.381645	10.646686	2.55%	195,079
2013	10.766121	10.381645	-3.57%	76,130
2012	9.987223	10.766121	7.80%	138,203
2011*	10.000000	9.987223	-0.13%	55,599
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	10.023147	10.352323	3.28%	69,358
2016	9.729747	10.023147	3.02%	59,971
2015	10.062851	9.729747	-3.31%	84,809
2014	9.929045	10.062851	1.35%	60,781
2013*	10.000000	9.929045	-0.71%	1,416
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	13.544738	14.271373	5.36%	0
2016	12.091078	13.544738	12.02%	0
2015	12.824643	12.091078	-5.72%	0
2014	13.065247	12.824643	-1.84%	0
2013	11.869673	13.065247	10.07%	1,300
2012	10.421356	11.869673	13.90%	3,762
2011	10.804407	10.421356	-3.55%	16,988
2010*	10.000000	10.804407	8.04%	23,511

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	14.265678	14.718528	3.17%	47,616
2016	13.293228	14.265678	7.32%	78,422
2015	13.481738	13.293228	-1.40%	70,742
2014	13.380998	13.481738	0.75%	11,717
2013	12.353980	13.380998	8.31%	69,065
2012	10.995766	12.353980	12.35%	52,759
2011	10.870111	10.995766	1.16%	1,137
2010*	10.000000	10.870111	8.70%	18,069
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.795038	11.506044	30.82%	21,027
2016	8.876310	8.795038	-0.92%	21,391
2015	9.949313	8.876310	-10.78%	19,635
2014	10.267033	9.949313	-3.09%	14,676
2013	9.070604	10.267033	13.19%	15,917
2012	7.978850	9.070604	13.68%	5,928
2011	11.101281	7.978850	-28.13%	1,284
2010*	10.000000	11.101281	11.01%	5,643
ProFunds - ProFund VP Banks - Q/NQ
2017	16.609757	19.283281	16.10%	22,437
2016	13.690410	16.609757	21.32%	16,671
2015	13.966438	13.690410	-1.98%	13,387
2014	12.852656	13.966438	8.67%	778
2013	9.782219	12.852656	31.39%	487
2012	7.448418	9.782219	31.33%	3,358
2011*	10.000000	7.448418	-25.52%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	9.497606	11.497502	21.06%	10,209
2016	8.141330	9.497606	16.66%	11,411
2015	9.607100	8.141330	-15.26%	1,235
2014	9.596541	9.607100	0.11%	8,835
2013	8.230525	9.596541	16.60%	7,724
2012	7.706440	8.230525	6.80%	2,348
2011*	10.000000	7.706440	-22.94%	1,964
ProFunds - ProFund VP Bear - Q/NQ
2017	3.228052	2.607152	-19.23%	10,793
2016	3.770992	3.228052	-14.40%	11,895
2015	4.028722	3.770992	-6.40%	9,170
2014	4.772106	4.028722	-15.58%	11,929
2013	6.599518	4.772106	-27.69%	13,100
2012	8.037635	6.599518	-17.89%	3,405
2011	8.959978	8.037635	-10.29%	3,723
2010*	10.000000	8.959978	-10.40%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	23.180547	27.966924	20.65%	20,321
2016	27.856237	23.180547	-16.79%	22,922
2015	27.390781	27.856237	1.70%	27,764
2014	21.446517	27.390781	27.72%	17,823
2013	12.934434	21.446517	65.81%	12,482
2012	9.337459	12.934434	38.52%	17,755
2011*	10.000000	9.337459	-6.63%	2,117
ProFunds - ProFund VP Bull - Q/NQ
2017	16.952283	19.918543	17.50%	7,841
2016	15.701613	16.952283	7.97%	2,081
2015	16.022222	15.701613	-2.00%	16,703
2014	14.600077	16.022222	9.74%	22,350
2013	11.429025	14.600077	27.75%	11,603
2012	10.193581	11.429025	12.12%	8,455
2011	10.353649	10.193581	-1.55%	6,330
2010*	10.000000	10.353649	3.54%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	15.453781	17.505477	13.28%	15,551
2016	15.159306	15.453781	1.94%	15,523
2015	14.782543	15.159306	2.55%	15,095
2014	13.622096	14.782543	8.52%	18,652
2013	10.771734	13.622096	26.46%	1,758
2012	9.869870	10.771734	9.14%	525
2011*	10.000000	9.869870	-1.30%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	18.639522	21.722118	16.54%	11,487
2016	18.171657	18.639522	2.57%	12,906
2015	17.630941	18.171657	3.07%	12,002
2014	15.924210	17.630941	10.72%	21,619
2013	11.564259	15.924210	37.70%	3,670
2012	9.620547	11.564259	20.20%	3,007
2011*	10.000000	9.620547	-3.79%	574
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	7.102357	9.318236	31.20%	44,519
2016	6.498411	7.102357	9.29%	38,242
2015	7.987715	6.498411	-18.64%	18,372
2014	8.400843	7.987715	-4.92%	7,235
2013	9.118802	8.400843	-7.87%	9,676
2012	8.691660	9.118802	4.91%	29,214
2011	10.994712	8.691660	-20.95%	9,327
2010*	10.000000	10.994712	9.95%	4,086

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	10.926380	12.877982	17.86%	35,639
2016	10.294048	10.926380	6.14%	32,454
2015	11.732382	10.294048	-12.26%	33,929
2014	13.045180	11.732382	-10.06%	5,865
2013	10.893590	13.045180	19.75%	1,614
2012	9.490440	10.893590	14.78%	214
2011	10.579665	9.490440	-10.30%	39
2010*	10.000000	10.579665	5.80%	0
ProFunds - ProFund VP Financials - Q/NQ
2017	16.145192	18.786987	16.36%	23,389
2016	14.220188	16.145192	13.54%	28,487
2015	14.663217	14.220188	-3.02%	22,016
2014	13.190274	14.663217	11.17%	2,340
2013	10.143941	13.190274	30.03%	6
2012	8.260954	10.143941	22.79%	2,583
2011*	10.000000	8.260954	-17.39%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	18.132718	21.586765	19.05%	43,927
2016	19.195460	18.132718	-5.54%	48,096
2015	18.565088	19.195460	3.40%	36,330
2014	15.244523	18.565088	21.78%	44,077
2013	11.079480	15.244523	37.59%	29,091
2012	9.585817	11.079480	15.58%	2,652
2011*	10.000000	9.585817	-4.14%	1,465
ProFunds - ProFund VP Industrials - Q/NQ
2017	15.463817	18.634869	20.51%	22,596
2016	13.362073	15.463817	15.73%	27,168
2015	14.053130	13.362073	-4.92%	18,869
2014	13.520305	14.053130	3.94%	6,804
2013	9.937943	13.520305	36.05%	13,353
2012	8.717387	9.937943	14.00%	229
2011*	10.000000	8.717387	-12.83%	295
ProFunds - ProFund VP International - Q/NQ
2017	10.291765	12.341297	19.91%	19,624
2016	10.550998	10.291765	-2.46%	15,969
2015	11.108439	10.550998	-5.02%	5,622
2014	12.278947	11.108439	-9.53%	5,339
2013	10.437614	12.278947	17.64%	2,662
2012	9.145157	10.437614	14.13%	14,456
2011	10.843885	9.145157	-15.67%	3,843
2010*	10.000000	10.843885	8.44%	541

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2017	18.224105	24.410926	33.95%	14,343
2016	17.540390	18.224105	3.90%	14,700
2015	14.803534	17.540390	18.49%	19,194
2014	14.869816	14.803534	-0.45%	8,497
2013	9.955689	14.869816	49.36%	45,721
2012	8.443886	9.955689	17.90%	3,604
2011*	10.000000	8.443886	-15.56%	768
ProFunds - ProFund VP Japan - Q/NQ
2017	13.210507	15.406217	16.62%	21,500
2016	13.362778	13.210507	-1.14%	19,982
2015	12.828011	13.362778	4.17%	21,549
2014	12.622743	12.828011	1.63%	8,584
2013	8.649298	12.622743	45.94%	13,646
2012	7.145809	8.649298	21.04%	0
2011	8.910045	7.145809	-19.80%	0
2010*	10.000000	8.910045	-10.90%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	20.525948	26.346459	28.36%	37,733
2016	19.807205	20.525948	3.63%	19,629
2015	18.723293	19.807205	5.79%	58,402
2014	16.253930	18.723293	15.19%	40,335
2013	12.295525	16.253930	32.19%	20,198
2012	10.745359	12.295525	14.43%	8,665
2011	10.757626	10.745359	-0.11%	2,331
2010*	10.000000	10.757626	7.58%	2,762
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	11.142166	10.621713	-4.67%	32,940
2016	9.113157	11.142166	22.26%	42,466
2015	12.080188	9.113157	-24.56%	42,579
2014	13.766518	12.080188	-12.25%	15,536
2013	11.270307	13.766518	22.15%	32,507
2012	11.125823	11.270307	1.30%	10,279
2011	11.052374	11.125823	0.66%	16,235
2010*	10.000000	11.052374	10.52%	1,737
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	16.958638	18.425801	8.65%	11,464
2016	17.892990	16.958638	-5.22%	13,946
2015	17.401507	17.892990	2.82%	20,242
2014	14.808514	17.401507	17.51%	23,093
2013	11.427433	14.808514	29.59%	5,131
2012	10.377513	11.427433	10.12%	349
2011*	10.000000	10.377513	3.78%	3,665

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.230401	3.348347	3.65%	66,569
2016	2.105748	3.230401	53.41%	68,718
2015	3.185431	2.105748	-33.89%	39,510
2014	4.249933	3.185431	-25.05%	102,293
2013	6.956656	4.249933	-38.91%	50,232
2012	8.269407	6.956656	-15.87%	16,994
2011*	10.000000	8.269407	-17.31%	16,416
ProFunds - ProFund VP Real Estate - Q/NQ
2017	13.319004	14.168651	6.38%	23,519
2016	12.795656	13.319004	4.09%	32,130
2015	12.955123	12.795656	-1.23%	34,268
2014	10.525781	12.955123	23.08%	22,562
2013	10.681644	10.525781	-1.46%	15,324
2012	9.259981	10.681644	15.35%	9,763
2011*	10.000000	9.259981	-7.40%	3,964
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.529656	3.061367	-13.27%	4,443
2016	3.780220	3.529656	-6.63%	6,744
2015	3.901683	3.780220	-3.11%	0
2014	5.682680	3.901683	-31.34%	0
2013	4.955614	5.682680	14.67%	1,785
2012	5.408958	4.955614	-8.38%	1,739
2011	8.790588	5.408958	-38.47%	4,838
2010*	10.000000	8.790588	-12.09%	3,323
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	17.364947	23.175305	33.46%	3,993
2016	13.810896	17.364947	25.73%	2,695
2015	14.443694	13.810896	-4.38%	2,800
2014	10.905437	14.443694	32.44%	3,271
2013	8.298932	10.905437	31.41%	521
2012	8.796647	8.298932	-5.66%	1,925
2011*	10.000000	8.796647	-12.03%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.594840	4.685114	-28.96%	4,570
2016	7.997188	6.594840	-17.54%	4,462
2015	7.284061	7.997188	9.79%	3,171
2014	7.622011	7.284061	-4.43%	3,232
2013	7.759891	7.622011	-1.78%	5,498
2012	9.064841	7.759891	-14.40%	1,230
2011	8.320203	9.064841	8.95%	403
2010*	10.000000	8.320203	-16.80%	3,308

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2017	4.638553	3.624430	-21.86%	5,246
2016	5.006621	4.638553	-7.35%	5,146
2015	5.285353	5.006621	-5.27%	4,103
2014	5.222361	5.285353	1.21%	4,074
2013	6.715359	5.222361	-22.23%	4,091
2012	8.543350	6.715359	-21.40%	1,432
2011	8.523872	8.543350	0.23%	582
2010*	10.000000	8.523872	-14.76%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.551438	1.877800	-26.40%	190
2016	2.881356	2.551438	-11.45%	190
2015	3.365770	2.881356	-14.39%	190
2014	4.240726	3.365770	-20.63%	190
2013	6.101677	4.240726	-30.50%	190
2012	7.632629	6.101677	-20.06%	7,881
2011	8.659740	7.632629	-11.86%	585
2010*	10.000000	8.659740	-13.40%	18,703
ProFunds - ProFund VP Technology - Q/NQ
2017	16.071906	21.390979	33.10%	10,118
2016	14.530716	16.071906	10.61%	9,323
2015	14.413230	14.530716	0.82%	21,300
2014	12.394768	14.413230	16.28%	6,783
2013	10.056408	12.394768	23.25%	5,828
2012	9.260549	10.056408	8.59%	1,888
2011*	10.000000	9.260549	-7.39%	1,261
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	14.254293	13.735936	-3.64%	2,033
2016	11.900793	14.254293	19.78%	4,008
2015	11.906983	11.900793	-0.05%	2,226
2014	12.026409	11.906983	-0.99%	2,595
2013	10.900166	12.026409	10.33%	4,666
2012	9.502530	10.900166	14.71%	3,736
2011*	10.000000	9.502530	-4.97%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	14.402215	15.524806	7.79%	616
2016	14.673485	14.402215	-1.85%	2,436
2015	15.795504	14.673485	-7.10%	3,340
2014	11.763190	15.795504	34.28%	4,314
2013	14.771422	11.763190	-20.37%	7,327
2012	14.859996	14.771422	-0.60%	4,997
2011	10.517150	14.859996	41.29%	3,894
2010*	10.000000	10.517150	5.17%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	41.042023	68.019651	65.73%	2,457
2016	38.377334	41.042023	6.94%	1,340
2015	34.313686	38.377334	11.84%	619
2014	25.658100	34.313686	33.73%	1,100
2013	14.556071	25.658100	76.27%	9,701
2012	11.054441	14.556071	31.68%	2,052
2011	11.363866	11.054441	-2.72%	806
2010*	10.000000	11.363866	13.64%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.656768	0.356036	-45.79%	18,204
2016	0.836050	0.656768	-21.44%	10,205
2015	1.151612	0.836050	-27.40%	10,205
2014	1.820737	1.151612	-36.75%	5,766
2013	3.600572	1.820737	-49.43%	17,379
2012	5.646244	3.600572	-36.23%	17,663
2011	7.369239	5.646244	-23.38%	237
2010*	10.000000	7.369239	-26.31%	0
ProFunds - ProFund VP Utilities - Q/NQ
2017	15.365568	16.737620	8.93%	5,723
2016	13.562207	15.365568	13.30%	5,226
2015	14.718076	13.562207	-7.85%	2,664
2014	11.875769	14.718076	23.93%	3,740
2013	10.645473	11.875769	11.56%	1,910
2012	10.798185	10.645473	-1.41%	576
2011*	10.000000	10.798185	7.98%	10,114
Rydex Variable Trust - Banking Fund - Q/NQ
2017	9.665221	10.703803	10.75%	27,985
2016	7.714489	9.665221	25.29%	31,146
2015	8.236296	7.714489	-6.34%	50,171
2014	8.089399	8.236296	1.82%	6,022
2013	6.360487	8.089399	27.18%	5,467
2012	5.201242	6.360487	22.29%	4,802
2011	6.793194	5.201242	-23.43%	1,946
2010	6.104197	6.793194	11.29%	7,199
2009	6.420912	6.104197	-4.93%	1,946
2008	11.085711	6.420912	-42.08%	66
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	22.245740	26.596635	19.56%	9,299
2016	17.266382	22.245740	28.84%	6,310
2015	21.206674	17.266382	-18.58%	1,798
2014	21.938995	21.206674	-3.34%	4,578
2013	22.009457	21.938995	-0.32%	1,159
2012	20.191529	22.009457	9.00%	2,191
2011	24.549799	20.191529	-17.75%	1,891
2010	19.685219	24.549799	24.71%	2,912
2009	12.862097	19.685219	53.05%	944
2008	23.928062	12.862097	-46.25%	65

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	24.569390	31.311066	27.44%	24,617
2016	31.062673	24.569390	-20.90%	25,678
2015	29.087182	31.062673	6.79%	37,474
2014	22.265304	29.087182	30.64%	20,319
2013	14.666155	22.265304	51.81%	18,309
2012	10.955491	14.666155	33.87%	10,517
2011	10.061969	10.955491	8.88%	6,174
2010	9.232292	10.061969	8.99%	4,345
2009	7.924338	9.232292	16.51%	2,593
2008	9.123656	7.924338	-13.15%	51
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	2.112284	2.171764	2.82%	25,106
2016	1.943293	2.112284	8.70%	26,775
2015	2.981812	1.943293	-34.83%	47,008
2014	4.589825	2.981812	-35.03%	47,911
2013	4.816782	4.589825	-4.71%	40,682
2012	4.962667	4.816782	-2.94%	15,608
2011	5.399392	4.962667	-8.09%	7,350
2010	5.076719	5.399392	6.36%	4,659
2009	4.622252	5.076719	9.83%	3,415
2008	9.210605	4.622252	-49.82%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	30.393106	33.373029	9.80%	23,183
2016	29.283982	30.393106	3.79%	25,322
2015	28.002554	29.283982	4.58%	24,506
2014	25.254565	28.002554	10.88%	17,100
2013	20.001322	25.254565	26.26%	32,479
2012	18.631366	20.001322	7.35%	3,010
2011	16.634600	18.631366	12.00%	1,333
2010	14.406575	16.634600	15.47%	706
2009	12.284767	14.406575	17.27%	319
2008	16.288137	12.284767	-24.58%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	24.034899	37.511061	56.07%	10,130
2016	18.674843	24.034899	28.70%	6,503
2015	19.804167	18.674843	-5.70%	33,043
2014	17.222138	19.804167	14.99%	55,854
2013	10.751796	17.222138	60.18%	53,714
2012	9.323001	10.751796	15.33%	10,319
2011	8.680552	9.323001	7.40%	53,954
2010	7.077132	8.680552	22.66%	2,081
2009	5.252120	7.077132	34.75%	392
2008	13.935235	5.252120	-62.31%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	13.389001	17.276525	29.04%	5,675
2016	10.937230	13.389001	22.42%	5,372
2015	10.880549	10.937230	0.52%	2,360
2014	8.931661	10.880549	21.82%	1,508
2013	6.717520	8.931661	32.96%	1,472
2012	6.752568	6.717520	-0.52%	1,181
2011	8.212811	6.752568	-17.78%	1,235
2010	7.614494	8.212811	7.86%	0
2009	4.500703	7.614494	69.18%	831
2008	9.163793	4.500703	-50.89%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2017	18.722251	17.278060	-7.71%	40,950
2016	14.475577	18.722251	29.34%	48,389
2015	21.073139	14.475577	-31.31%	31,322
2014	26.304229	21.073139	-19.89%	8,696
2013	21.639854	26.304229	21.55%	6,592
2012	21.465652	21.639854	0.81%	1,855
2011	23.157245	21.465652	-7.30%	2,051
2010	19.757216	23.157245	17.21%	2,328
2009	14.489790	19.757216	36.35%	323
2008	27.273941	14.489790	-46.87%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	16.779113	13.439747	-19.90%	11,880
2016	13.838722	16.779113	21.25%	12,051
2015	20.581136	13.838722	-32.76%	11,145
2014	29.586159	20.581136	-30.44%	3,195
2013	24.257068	29.586159	21.97%	2,538
2012	24.540844	24.257068	-1.16%	3,057
2011	27.480334	24.540844	-10.70%	3,366
2010	22.144553	27.480334	24.10%	3,622
2009	13.848850	22.144553	59.90%	723
2008	33.180175	13.848850	-58.26%	611
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	8.683930	10.995122	26.61%	3,197
2016	9.341382	8.683930	-7.04%	61
2015	10.223192	9.341382	-8.63%	60
2014	11.866500	10.223192	-13.85%	549
2013	9.728764	11.866500	21.97%	1,489
2012	8.122893	9.728764	19.77%	227
2011	9.722259	8.122893	-16.45%	0
2010	11.067885	9.722259	-12.16%	279
2009	8.287590	11.067885	33.55%	0
2008	18.649748	8.287590	-55.56%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	12.326619	14.026202	13.79%	47,588
2016	10.809411	12.326619	14.04%	49,896
2015	11.435465	10.809411	-5.47%	51,544
2014	10.317602	11.435465	10.83%	27,197
2013	8.216037	10.317602	25.58%	16,185
2012	6.802596	8.216037	20.78%	3,410
2011	8.121610	6.802596	-16.24%	1,030
2010	7.213287	8.121610	12.59%	725
2009	6.121981	7.213287	17.83%	725
2008	11.969183	6.121981	-48.85%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	18.400155	19.860290	7.94%	29,761
2016	18.752590	18.400155	-1.88%	12,097
2015	20.070675	18.752590	-6.57%	10,555
2014	15.139329	20.070675	32.57%	11,564
2013	18.811249	15.139329	-19.52%	3,706
2012	18.550711	18.811249	1.40%	5,403
2011	13.317393	18.550711	39.30%	3,943
2010	12.285855	13.317393	8.40%	2,171
2009	18.229096	12.285855	-32.60%	1,687
2008	12.785159	18.229096	42.58%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	21.283884	25.745188	20.96%	50,083
2016	23.939395	21.283884	-11.09%	41,937
2015	23.262542	23.939395	2.91%	62,345
2014	18.960764	23.262542	22.69%	22,122
2013	13.580532	18.960764	39.62%	14,849
2012	11.773902	13.580532	15.34%	7,832
2011	11.423376	11.773902	3.07%	10,429
2010	10.867554	11.423376	5.11%	8,289
2009	8.855876	10.867554	22.72%	7,973
2008	11.971360	8.855876	-26.02%	1,582
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.710309	11.268767	5.21%	16,219
2016	9.746131	10.710309	9.89%	11,408
2015	9.970325	9.746131	-2.25%	1,859
Rydex Variable Trust - Internet Fund - Q/NQ
2017	28.895820	38.110834	31.89%	12,171
2016	28.101840	28.895820	2.83%	9,699
2015	26.342319	28.101840	6.68%	12,633
2014	26.243614	26.342319	0.38%	8,374
2013	17.626534	26.243614	48.89%	6,999
2012	15.004814	17.626534	17.47%	1,166
2011	17.303796	15.004814	-13.29%	1,171
2010	14.552969	17.303796	18.90%	3,133
2009	8.912645	14.552969	63.28%	976
2008	16.423342	8.912645	-45.73%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.523905	0.314883	-39.90%	70,868
2016	0.756387	0.523905	-30.74%	49,241
2015	0.835409	0.756387	-9.46%	62,248
2014	1.084664	0.835409	-22.98%	28,532
2013	1.963488	1.084664	-44.76%	47,557
2012	2.572088	1.963488	-23.66%	35,320
2011	3.582416	2.572088	-28.20%	4,396
2010	5.220099	3.582416	-31.37%	37,611
2009	9.579923	5.220099	-45.51%	2,058
2008	6.049907	9.579923	58.35%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.757108	2.473248	-10.30%	52,159
2016	2.885257	2.757108	-4.44%	19,186
2015	2.966791	2.885257	-2.75%	18,980
2014	4.013317	2.966791	-26.08%	31,255
2013	3.536752	4.013317	13.47%	113,292
2012	3.829815	3.536752	-7.65%	20,602
2011	5.592222	3.829815	-31.52%	19,055
2010	6.514747	5.592222	-14.16%	22,947
2009	5.541602	6.514747	17.56%	6,669
2008	8.065565	5.541602	-31.29%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.575462	1.340985	-14.88%	3,242
2016	1.978786	1.575462	-20.38%	38,027
2015	2.032801	1.978786	-2.66%	48,165
2014	2.334681	2.032801	-12.93%	57,514
2013	3.274174	2.334681	-28.69%	43,673
2012	4.073842	3.274174	-19.63%	1,472
2011	4.465344	4.073842	-8.77%	2,435
2010	6.071083	4.465344	-26.45%	2,435
2009	9.528070	6.071083	-36.28%	7,413
2008	7.199783	9.528070	32.34%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	0.832516	0.617540	-25.82%	5,162
2016	0.934157	0.832516	-10.88%	15,856
2015	1.089036	0.934157	-14.22%	16,156
2014	1.359452	1.089036	-19.89%	18,638
2013	1.946308	1.359452	-30.15%	18,466
2012	2.430154	1.946308	-19.91%	6,415
2011	2.744908	2.430154	-11.47%	11,408
2010	3.541322	2.744908	-22.49%	25,761
2009	6.003078	3.541322	-41.01%	17,786
2008	4.119254	6.003078	45.73%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.456536	1.240595	-14.83%	25,552
2016	1.855789	1.456536	-21.51%	70,532
2015	1.883101	1.855789	-1.45%	363,750
2014	2.098426	1.883101	-10.26%	103,212
2013	3.082333	2.098426	-31.92%	83,453
2012	3.825501	3.082333	-19.43%	21,038
2011	4.205804	3.825501	-9.04%	11,497
2010	5.902771	4.205804	-28.75%	11,878
2009	8.929924	5.902771	-33.90%	9,969
2008	7.274206	8.929924	22.76%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	1.851406	1.506535	-18.63%	16,769
2016	2.137074	1.851406	-13.37%	45,351
2015	2.271438	2.137074	-5.92%	53,568
2014	2.697049	2.271438	-15.78%	62,543
2013	3.728105	2.697049	-27.66%	44,945
2012	4.561544	3.728105	-18.27%	52,070
2011	5.093872	4.561544	-10.45%	46,786
2010	6.230801	5.093872	-18.25%	47,926
2009	8.735611	6.230801	-28.67%	49,316
2008	6.372157	8.735611	37.09%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	12.795607	18.934740	47.98%	629
2016	11.938357	12.795607	7.18%	3,589
2015	10.827439	11.938357	10.26%	5,398
2014	13.001462	10.827439	-16.72%	1,088
2013	8.465471	13.001462	53.58%	1,196
2012	7.159668	8.465471	18.24%	3,346
2011	10.234900	7.159668	-30.05%	3,346
2010	8.983142	10.234900	13.93%	33
2009	7.377924	8.983142	21.76%	163
2008	11.181229	7.377924	-34.02%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	28.574503	33.790696	18.25%	9,165
2016	26.489612	28.574503	7.87%	8,064
2015	26.825194	26.489612	-1.25%	15,542
2014	25.349709	26.825194	5.82%	7,452
2013	18.080506	25.349709	40.20%	1,661
2012	15.138227	18.080506	19.44%	1,796
2011	15.008143	15.138227	0.87%	268
2010	11.695342	15.008143	28.33%	953
2009	8.688626	11.695342	34.61%	337
2008	17.337132	8.688626	-49.88%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	40.148393	48.400135	20.55%	1,981
2016	31.454638	40.148393	27.64%	236
2015	33.810273	31.454638	-6.97%	851
2014	30.680921	33.810273	10.20%	958
2013	20.743383	30.680921	47.91%	903
2012	16.947527	20.743383	22.40%	2,635
2011	18.628196	16.947527	-9.02%	1,495
2010	13.755636	18.628196	35.42%	1,296
2009	9.168472	13.755636	50.03%	55
2008	20.620867	9.168472	-55.54%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	36.878207	61.539163	66.87%	8,205
2016	34.177173	36.878207	7.90%	15,347
2015	30.285459	34.177173	12.85%	40,156
2014	22.523891	30.285459	34.46%	24,712
2013	12.694806	22.523891	77.43%	23,772
2012	9.614248	12.694806	32.04%	3,516
2011	9.831760	9.614248	-2.21%	49,878
2010	7.294614	9.831760	34.78%	19,458
2009	3.401836	7.294614	114.43%	1,557
2008	12.611369	3.401836	-73.03%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	29.596544	38.207653	29.09%	68,655
2016	28.364681	29.596544	4.34%	70,537
2015	26.617667	28.364681	6.56%	47,325
2014	23.020448	26.617667	15.63%	29,648
2013	17.369433	23.020448	32.53%	26,929
2012	15.109516	17.369433	14.96%	4,928
2011	15.021099	15.109516	0.59%	4,865
2010	12.877120	15.021099	16.65%	5,459
2009	8.605078	12.877120	49.65%	5,633
2008	15.047975	8.605078	-42.82%	94
Rydex Variable Trust - Nova Fund - Q/NQ
2017	20.765002	26.941503	29.74%	10,608
2016	18.225540	20.765002	13.93%	13,103
2015	18.646442	18.225540	-2.26%	7,348
2014	15.971365	18.646442	16.75%	1,586
2013	10.888367	15.971365	46.68%	8,397
2012	9.047488	10.888367	20.35%	3,663
2011	9.298188	9.047488	-2.70%	8,720
2010	7.872612	9.298188	18.11%	2,538
2009	5.901225	7.872612	33.41%	2,339
2008	13.167273	5.901225	-55.18%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	10.900309	11.491998	5.43%	34,305
2016	6.688922	10.900309	62.96%	32,207
2015	9.758037	6.688922	-31.45%	35,636
2014	11.992117	9.758037	-18.63%	27,773
2013	22.600679	11.992117	-46.94%	16,973
2012	23.938353	22.600679	-5.59%	11,690
2011	32.059384	23.938353	-25.33%	30,572
2010	23.583778	32.059384	35.94%	14,930
2009	16.051561	23.583778	46.93%	4,540
2008	26.539936	16.051561	-39.52%	922
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	23.341126	24.509575	5.01%	17,957
2016	21.522629	23.341126	8.45%	17,588
2015	22.427691	21.522629	-4.04%	16,953
2014	18.825687	22.427691	19.13%	15,698
2013	18.396476	18.825687	2.33%	4,663
2012	15.790145	18.396476	16.51%	1,532
2011	15.683065	15.790145	0.68%	3,238
2010	12.757550	15.683065	22.93%	2,128
2009	10.344821	12.757550	23.32%	0
2008	18.006199	10.344821	-42.55%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	23.979395	26.635714	11.08%	7,542
2016	24.282943	23.979395	-1.25%	7,532
2015	24.997048	24.282943	-2.86%	7,567
2014	23.367907	24.997048	6.97%	4,187
2013	17.478652	23.367907	33.69%	1,237
2012	15.204444	17.478652	14.96%	2,634
2011	14.666232	15.204444	3.67%	958
2010	11.904340	14.666232	23.20%	158
2009	8.383933	11.904340	41.99%	0
2008	12.700726	8.383933	-33.99%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	29.356093	34.687009	18.16%	5,059
2016	22.863170	29.356093	28.40%	2,263
2015	25.541444	22.863170	-10.49%	2,110
2014	24.876920	25.541444	2.67%	2,110
2013	15.935875	24.876920	56.11%	2,664
2012	13.257154	15.935875	20.21%	3,244
2011	15.334036	13.257154	-13.54%	5,456
2010	11.298906	15.334036	35.71%	926
2009	8.609030	11.298906	31.24%	59
2008	17.981444	8.609030	-52.12%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	21.087591	29.791186	41.27%	7,445
2016	17.789037	21.087591	18.54%	4,694
2015	18.373998	17.789037	-3.18%	9,644
2014	14.971986	18.373998	22.72%	6,028
2013	9.013885	14.971986	66.10%	34,069
2012	7.076456	9.013885	27.38%	25,471
2011	7.483132	7.076456	-5.43%	7,560
2010	6.058008	7.483132	23.52%	10,292
2009	4.203847	6.058008	44.11%	13,098
2008	13.338355	4.203847	-68.48%	473
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	19.692337	24.117767	22.47%	118,623
2016	19.499041	19.692337	0.99%	123,274
2015	19.594337	19.499041	-0.49%	87,105
2014	17.703979	19.594337	10.68%	75,309
2013	12.724849	17.703979	39.13%	33,407
2012	11.407329	12.724849	11.55%	6,282
2011	11.714052	11.407329	-2.62%	4,855
2010	9.516240	11.714052	23.10%	2,756
2009	6.564930	9.516240	44.96%	821
2008	11.081937	6.564930	-40.76%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	20.303852	23.161071	14.07%	125,201
2016	17.566471	20.303852	15.58%	82,610
2015	19.689918	17.566471	-10.78%	66,685
2014	18.027123	19.689918	9.22%	64,602
2013	12.605229	18.027123	43.01%	35,922
2012	10.475567	12.605229	20.33%	7,387
2011	10.988358	10.475567	-4.67%	1,405
2010	9.276548	10.988358	18.45%	1,503
2009	6.229604	9.276548	48.91%	683
2008	12.324386	6.229604	-49.45%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	23.332285	27.281684	16.93%	49,745
2016	23.075736	23.332285	1.11%	32,633
2015	23.133784	23.075736	-0.25%	36,514
2014	23.868644	23.133784	-3.08%	44,372
2013	18.085908	23.868644	31.97%	29,082
2012	15.830030	18.085908	14.25%	11,107
2011	16.185226	15.830030	-2.19%	2,352
2010	12.399997	16.185226	30.53%	5,530
2009	8.031772	12.399997	54.39%	1,776
2008	12.776731	8.031772	-37.14%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	21.447107	23.891887	11.40%	37,926
2016	16.901379	21.447107	26.90%	43,740
2015	19.478631	16.901379	-13.23%	28,952
2014	18.538843	19.478631	5.07%	22,096
2013	13.865970	18.538843	33.70%	32,895
2012	12.039540	13.865970	15.17%	7,259
2011	13.170538	12.039540	-8.59%	4,460
2010	11.136028	13.170538	18.27%	168
2009	7.285771	11.136028	52.85%	449
2008	13.128955	7.285771	-44.51%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	22.927871	26.203947	14.29%	41,726
2016	19.620522	22.927871	16.86%	31,616
2015	20.004084	19.620522	-1.92%	40,866
2014	20.319155	20.004084	-1.55%	30,703
2013	14.605819	20.319155	39.12%	16,781
2012	13.413394	14.605819	8.89%	868
2011	13.161471	13.413394	1.91%	7,615
2010	10.660707	13.161471	23.46%	4,375
2009	8.082799	10.660707	31.89%	621
2008	12.500278	8.082799	-35.34%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	19.636723	19.279541	-1.82%	56,720
2016	15.139703	19.636723	29.70%	42,798
2015	17.787070	15.139703	-14.88%	25,059
2014	17.833051	17.787070	-0.26%	17,941
2013	12.682158	17.833051	40.62%	34,087
2012	10.701365	12.682158	18.51%	6,883
2011	12.003074	10.701365	-10.84%	9,351
2010	9.745779	12.003074	23.16%	976
2009	6.100558	9.745779	59.75%	0
2008	10.967504	6.100558	-44.38%	136
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	7.590674	6.154328	-18.92%	5,523
2016	7.205348	7.590674	5.35%	11,614
2015	6.456713	7.205348	11.59%	5,857
2014	5.334954	6.456713	21.03%	4,095
2013	5.584754	5.334954	-4.47%	7,729
2012	6.053112	5.584754	-7.74%	3,129
2011	6.421793	6.053112	-5.74%	3,543
2010	6.830688	6.421793	-5.99%	4,372
2009	8.243940	6.830688	-17.14%	0
2008	7.932451	8.243940	3.93%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2017	20.482893	26.746762	30.58%	31,959
2016	18.730517	20.482893	9.36%	27,327
2015	18.815946	18.730517	-0.45%	34,640
2014	17.334464	18.815946	8.55%	18,909
2013	13.004499	17.334464	33.30%	11,911
2012	11.796068	13.004499	10.24%	4,706
2011	13.195383	11.796068	-10.60%	5,306
2010	11.963357	13.195383	10.30%	5,597
2009	7.809389	11.963357	53.19%	3,928
2008	14.531578	7.809389	-46.26%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	9.288821	9.680503	4.22%	1,118
2016	8.036091	9.288821	15.59%	2,638
2015	8.751450	8.036091	-8.17%	4,339
2014	8.662674	8.751450	1.02%	1,664
2013	7.490853	8.662674	15.64%	3,990
2012	7.256427	7.490853	3.23%	2,576
2011	8.610584	7.256427	-15.73%	2,325
2010	7.637755	8.610584	12.74%	0
2009	6.028738	7.637755	26.69%	0
2008	11.202954	6.028738	-46.19%	1,714
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	27.684620	33.258521	20.13%	5,160
2016	24.361166	27.684620	13.64%	4,837
2015	28.802073	24.361166	-15.42%	3,688
2014	23.823472	28.802073	20.90%	4,372
2013	16.063689	23.823472	48.31%	12,912
2012	13.877014	16.063689	15.76%	631
2011	15.858421	13.877014	-12.49%	1,084
2010	12.976298	15.858421	22.21%	379
2009	11.228473	12.976298	15.57%	0
2008	15.260051	11.228473	-26.42%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	16.692804	18.245330	9.30%	5,667
2016	14.573775	16.692804	14.54%	6,228
2015	15.979647	14.573775	-8.80%	7,878
2014	13.207525	15.979647	20.99%	4,935
2013	11.806599	13.207525	11.87%	3,618
2012	11.860394	11.806599	-0.45%	5,391
2011	10.359327	11.860394	14.49%	10,848
2010	9.844849	10.359327	5.23%	5,335
2009	8.787468	9.844849	12.03%	4,714
2008	12.674369	8.787468	-30.67%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.568365	6.541138	17.47%	701
2016	6.195489	5.568365	-10.12%	933
2015	7.566365	6.195489	-18.12%	386
2014	9.842491	7.566365	-23.13%	2,438
2013	10.287065	9.842491	-4.32%	946
2012	10.368391	10.287065	-0.78%	3,499
2011	10.934074	10.368391	-5.17%	2,628
2010	11.766073	10.934074	-7.07%	0
2009	11.210752	11.766073	4.95%	0
2008	12.975130	11.210752	-13.60%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.870096	9.966706	0.98%	26,019
2016	9.786049	9.870096	0.86%	27,484
2015	10.030924	9.786049	-2.44%	52,839
2014	10.050713	10.030924	-0.20%	40,215
2013*	10.000000	10.050713	0.51%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.781403	7.81%	260
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	6.280940	6.078857	-3.22%	56,790
2016	4.439174	6.280940	41.49%	68,061
2015	6.775320	4.439174	-34.48%	78,010
2014	8.507323	6.775320	-20.36%	77,194
2013	7.817737	8.507323	8.82%	45,769
2012	7.681036	7.817737	1.78%	6,008
2011*	10.000000	7.681036	-23.19%	2,235

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	12.492727	14.213964	13.78%	10,577
2016	12.155185	12.492727	2.78%	7,002
2015	12.195043	12.155185	-0.33%	7,788
2014	11.570719	12.195043	5.40%	29,489
2013	10.113118	11.570719	14.41%	18,883
2012	9.065393	10.113118	11.56%	742
2011*	10.000000	9.065393	-9.35%	251
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.659141	9.425227	-2.42%	33,548
2016	6.971580	9.659141	38.55%	38,924
2015	11.413658	6.971580	-38.92%	42,776
2014	10.364701	11.413658	10.12%	48,191
2013*	10.000000	10.364701	3.65%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.576866	13.005972	22.97%	14,577
2016	9.954764	10.576866	6.25%	14,554
2015	10.251642	9.954764	-2.90%	6,059
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.124454	10.328712	2.02%	76,134
2016	9.856195	10.124454	2.72%	111,956
2015	10.269951	9.856195	-4.03%	85,272
2014	10.103557	10.269951	1.65%	84,412
2013	11.219190	10.103557	-9.94%	31,915
2012	10.617842	11.219190	5.66%	9,318
2011*	10.000000	10.617842	6.18%	5,231
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.308596	12.222321	18.56%	40,898
2016	9.231053	10.308596	11.67%	126,558
2015*	10.000000	9.231053	-7.69%	142,337
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	11.095185	11.873234	7.01%	119,752
2016	9.358450	11.095185	18.56%	188,282
2015*	10.000000	9.358450	-6.42%	48,330
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.707998	10.761485	10.85%	16,017
2016	9.505647	9.707998	2.13%	14,551
2015	9.836557	9.505647	-3.36%	11,908
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.331716	14.008287	23.62%	23,560
2016	11.306530	11.331716	0.22%	24,954
2015	11.492612	11.306530	-1.62%	30,316
2014	11.463646	11.492612	0.25%	25,378
2013*	10.000000	11.463646	14.64%	14,960

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.115055	12.741416	14.63%	25,020
2016*	10.000000	11.115055	11.15%	23,567
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.219327	13.672702	11.89%	89,247
2016	11.962293	12.219327	2.15%	107,197
2015	12.279742	11.962293	-2.59%	135,701
2014	12.242861	12.279742	0.30%	118,420
2013	10.874271	12.242861	12.59%	126,874
2012	10.049851	10.874271	8.20%	67,648
2011	10.598734	10.049851	-5.18%	80,780
2010*	10.000000	10.598734	5.99%	56,718
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.803827	11.067754	12.89%	0
2016	9.384679	9.803827	4.47%	0
2015	9.933177	9.384679	-5.52%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.858259	10.011995	1.56%	11,519
2016*	10.000000	9.858259	-1.42%	1,314
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.095226	0.95%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.186724	1.87%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.733158	5.727240	-0.10%	7,685
2016	5.200944	5.733158	10.23%	2,414
2015	7.056601	5.200944	-26.30%	4,358
2014	8.641464	7.056601	-18.34%	4,140
2013	9.787272	8.641464	-11.71%	17,629
2012	10.159662	9.787272	-3.67%	6,268
2011	11.819913	10.159662	-14.05%	11,773
2010*	10.000000	11.819913	18.20%	6,615
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.817555	13.378083	13.21%	13,362
2016	10.424458	11.817555	13.36%	21,923
2015	10.867426	10.424458	-4.08%	12,631
2014*	10.000000	10.867426	8.67%	3,345
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.250994	10.434681	1.79%	36,313
2016	9.561835	10.250994	7.21%	61,611
2015*	10.000000	9.561835	-4.38%	17,076

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.759883	13.162630	11.93%	150
2016	11.620604	11.759883	1.20%	150
2015	11.816683	11.620604	-1.66%	4,308
2014	11.378624	11.816683	3.85%	4,532
2013	10.025737	11.378624	13.49%	6,921
2012	9.078364	10.025737	10.44%	0
2011*	10.000000	9.078364	-9.22%	3,308
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.170655	11.621390	14.26%	1,696
2016	9.661311	10.170655	5.27%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.725423	11.889444	10.85%	59,028
2016	9.259534	10.725423	15.83%	106,037
2015*	10.000000	9.259534	-7.40%	147,899
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.239547	12.897537	14.75%	2,618
2016*	10.000000	11.239547	12.40%	2,618
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.140890	13.453534	32.67%	299,056
2016	10.248960	10.140890	-1.05%	239,440
2015*	10.000000	10.248960	2.49%	327,100
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.218196	10.750319	5.21%	31,417
2016	9.095167	10.218196	12.35%	35,531
2015*	10.000000	9.095167	-9.05%	41,297
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.955302	10.187513	2.33%	10,045
2016*	10.000000	9.955302	-0.45%	2,379
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	10.791809	11.020152	2.12%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.133276	10.723987	5.83%	88,438
2016	9.533254	10.133276	6.29%	20,459
2015	9.879540	9.533254	-3.51%	13,344

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	14.483956	15.960174	10.19%	4,840
2016	13.004715	14.483956	11.37%	7,328
2015	14.091758	13.004715	-7.71%	7,828
2014	13.924318	14.091758	1.20%	9,119
2013	11.432960	13.924318	21.79%	9,273
2012	10.074574	11.432960	13.48%	3,884
2011	10.398398	10.074574	-3.11%	3,711
2010*	10.000000	10.398398	3.98%	2,172
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.125042	12.006511	7.92%	109,134
2016	9.914996	11.125042	12.20%	111,236
2015	10.841004	9.914996	-8.54%	114,130
2014	10.531179	10.841004	2.94%	70,601
2013*	10.000000	10.531179	5.31%	17,445
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.414355	13.266639	6.87%	26,031
2016	11.246322	12.414355	10.39%	23,864
2015	11.862201	11.246322	-5.19%	46,791
2014	11.404080	11.862201	4.02%	15,256
2013*	10.000000	11.404080	14.04%	10,681
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.510270	9.538738	0.30%	11,775
2016	9.388601	9.510270	1.30%	21,067
2015*	10.000000	9.388601	-6.11%	16,425
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.987208	11.116455	11.31%	5,809
2016	9.727234	9.987208	2.67%	5,641
2015	10.495988	9.727234	-7.32%	5,629
2014	10.261787	10.495988	2.28%	5,012
2013*	10.000000	10.261787	2.62%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.689653	9.654789	-0.36%	4,397
2016	9.753061	9.689653	-0.65%	1,783
2015	9.967982	9.753061	-2.16%	1,965
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.194397	6.626448	6.97%	17,861
2016	7.385313	6.194397	-16.13%	23,931
2015	7.623403	7.385313	-3.12%	164,309
2014	6.912085	7.623403	10.29%	50,396
2013	6.847192	6.912085	0.95%	47,428
2012	7.836910	6.847192	-12.63%	102,992
2011	8.716036	7.836910	-10.09%	125,913
2010	9.182426	8.716036	-5.08%	146,832
2009	9.722000	9.182426	-5.55%	142,399
2008*	10.000000	9.722000	-2.78%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	13.797002	15.593450	13.02%	18,560
2016	13.929475	13.797002	-0.95%	29,120
2015	13.979812	13.929475	-0.36%	95,409
2014	13.820855	13.979812	1.15%	25,479
2013	11.957937	13.820855	15.58%	14,432
2012	11.637177	11.957937	2.76%	11,606
2011	12.656611	11.637177	-8.05%	8,886
2010	11.565908	12.656611	9.43%	9,700
2009	9.233709	11.565908	25.26%	14,572
2008	15.834410	9.233709	-41.69%	14,381
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	8.878898	9.058282	2.02%	26,625
2016	9.066721	8.878898	-2.07%	49,557
2015	9.046884	9.066721	0.22%	81,428
2014	8.784655	9.046884	2.99%	54,004
2013	8.782304	8.784655	0.03%	54,424
2012	8.731188	8.782304	0.59%	32,074
2011	8.582639	8.731188	1.73%	23,126
2010	8.214353	8.582639	4.48%	27,491
2009	8.631388	8.214353	-4.83%	53,853
2008	10.792199	8.631388	-20.02%	23,325
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.819036	11.015035	1.81%	120,533
2016	10.127279	10.819036	6.83%	166,995
2015	10.217514	10.127279	-0.88%	130,050
2014	10.142168	10.217514	0.74%	149,420
2013*	10.000000	10.142168	1.42%	88,485
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.740454	11.608227	8.08%	20,828
2016	9.787508	10.740454	9.74%	33,789
2015	10.404518	9.787508	-5.93%	21,834
2014	10.002534	10.404518	4.02%	12,301
2013*	10.000000	10.002534	0.03%	1,216
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.072911	12.887333	16.39%	148,658
2016	11.549084	11.072911	-4.12%	168,597
2015	12.805756	11.549084	-9.81%	181,174
2014	13.737314	12.805756	-6.78%	203,845
2013	11.156713	13.737314	23.13%	189,019
2012	9.514099	11.156713	17.27%	52,408
2011	10.419324	9.514099	-8.69%	73,998
2010*	10.000000	10.419324	4.19%	51,425

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.617781	10.840110	25.79%	42,917
2016	7.250773	8.617781	18.85%	53,048
2015	9.217400	7.250773	-21.34%	47,122
2014	9.822798	9.217400	-6.16%	57,168
2013*	10.000000	9.822798	-1.77%	3,898
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.164860	10.845597	6.70%	9,535
2016	8.954490	10.164860	13.52%	14,314
2015	9.689065	8.954490	-7.58%	15,133
2014	9.997521	9.689065	-3.09%	21,931
2013*	10.000000	9.997521	-0.02%	77,963
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	10.140040	10.363784	2.21%	0
2016	9.883149	10.140040	2.60%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.909898	11.981639	9.82%	0
2016*	10.000000	10.909898	9.10%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	11.138837	12.121392	8.82%	12,906
2016	10.680606	11.138837	4.29%	16,227
2015	11.131546	10.680606	-4.05%	16,091
2014	10.851635	11.131546	2.58%	28,311
2013	10.160147	10.851635	6.81%	11,926
2012	9.450262	10.160147	7.51%	1,309
2011*	10.000000	9.450262	-5.50%	498
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.485617	12.385740	7.84%	40,410
2016	10.555055	11.485617	8.82%	52,160
2015	10.854269	10.555055	-2.76%	71,837
2014	10.720895	10.854269	1.24%	45,077
2013	11.940831	10.720895	-10.22%	14,933
2012	10.295083	11.940831	15.99%	3,294
2011*	10.000000	10.295083	2.95%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.151708	11.242879	10.75%	19,752
2016	8.973256	10.151708	13.13%	21,225
2015	10.589616	8.973256	-15.26%	13,966
2014*	10.000000	10.589616	5.90%	8,567

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.788040	12.726011	7.96%	51,797
2016	11.616414	11.788040	1.48%	67,703
2015	11.975135	11.616414	-3.00%	108,615
2014	10.689218	11.975135	12.03%	128,720
2013	10.584254	10.689218	0.99%	73,515
2012	8.277914	10.584254	27.86%	267
2011*	10.000000	8.277914	-17.22%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.830841	12.359616	14.12%	9,724
2016	10.433300	10.830841	3.81%	11,416
2015	11.343683	10.433300	-8.03%	15,239
2014	11.302536	11.343683	0.36%	14,771
2013	9.923087	11.302536	13.90%	10,614
2012	8.869933	9.923087	11.87%	780
2011*	10.000000	8.869933	-11.30%	545
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.157001	16.131302	13.95%	174,915
2016	13.198710	14.157001	7.26%	144,900
2015	13.282614	13.198710	-0.63%	110,305
2014	12.856968	13.282614	3.31%	108,549
2013	10.598191	12.856968	21.31%	71,634
2012	9.308011	10.598191	13.86%	35,463
2011*	10.000000	9.308011	-6.92%	3,397
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.389012	10.942366	16.54%	0
2016	9.265636	9.389012	1.33%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.576371	11.110859	5.05%	0
2016	9.415036	10.576371	12.33%	0
2015	9.824287	9.415036	-4.17%	0
2014*	10.000000	9.824287	-1.76%	2,448
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.988380	13.490418	22.77%	0
2016*	10.000000	10.988380	9.88%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.989199	10.136583	1.48%	7,033
2016	9.926668	9.989199	0.63%	16,386
2015	10.073783	9.926668	-1.46%	30,436

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	15.245362	17.972395	17.89%	44,086
2016	14.296830	15.245362	6.63%	74,538
2015	14.788685	14.296830	-3.33%	76,355
2014	14.382394	14.788685	2.82%	39,406
2013	11.288766	14.382394	27.40%	42,011
2012	9.877236	11.288766	14.29%	0
2011	10.721409	9.877236	-7.87%	7,266
2010*	10.000000	10.721409	7.21%	190
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.050085	14.389499	10.26%	94,394
2016	12.498278	13.050085	4.42%	121,857
2015	12.837503	12.498278	-2.64%	158,942
2014	12.508686	12.837503	2.63%	158,046
2013	11.086995	12.508686	12.82%	34,593
2012	10.145515	11.086995	9.28%	9,544
2011	10.450706	10.145515	-2.92%	2,012
2010*	10.000000	10.450706	4.51%	2,012
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	14.152208	16.127586	13.96%	150,162
2016	13.400537	14.152208	5.61%	187,001
2015	13.801832	13.400537	-2.91%	216,718
2014	13.396929	13.801832	3.02%	226,026
2013	11.229041	13.396929	19.31%	94,431
2012	10.042027	11.229041	11.82%	3,785
2011	10.569390	10.042027	-4.99%	2,934
2010*	10.000000	10.569390	5.69%	154
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.440616	11.973909	4.66%	55,199
2016	11.113468	11.440616	2.94%	59,678
2015	11.377672	11.113468	-2.32%	68,421
2014	11.189342	11.377672	1.68%	100,542
2013	10.836725	11.189342	3.25%	46,792
2012	10.245098	10.836725	5.77%	44,754
2011	10.266454	10.245098	-0.21%	21,178
2010*	10.000000	10.266454	2.66%	9,480
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.115933	11.424421	12.93%	188
2016	9.738819	10.115933	3.87%	188
2015	10.341229	9.738819	-5.83%	379
2014	10.277103	10.341229	0.62%	188
2013*	10.000000	10.277103	2.77%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.063456	11.664733	15.91%	664
2016	9.628482	10.063456	4.52%	0
2015	10.286710	9.628482	-6.40%	0
2014	10.349101	10.286710	-0.60%	0
2013*	10.000000	10.349101	3.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.613189	15.267309	12.15%	274,224
2016	12.960486	13.613189	5.04%	372,753
2015	13.313146	12.960486	-2.65%	411,304
2014	12.938322	13.313146	2.90%	342,686
2013	11.161412	12.938322	15.92%	178,896
2012	10.094619	11.161412	10.57%	18,227
2011	10.503422	10.094619	-3.89%	18,050
2010*	10.000000	10.503422	5.03%	4,173
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	14.521597	16.872023	16.19%	95,128
2016	13.715861	14.521597	5.87%	124,290
2015	14.152274	13.715861	-3.08%	162,917
2014	13.754927	14.152274	2.89%	13,067
2013	11.247900	13.754927	22.29%	50,778
2012	9.976105	11.247900	12.75%	1,809
2011	10.634813	9.976105	-6.19%	1,809
2010*	10.000000	10.634813	6.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.565821	13.587716	8.13%	49,719
2016	12.047019	12.565821	4.31%	57,768
2015	12.374724	12.047019	-2.65%	58,220
2014	12.082693	12.374724	2.42%	159,300
2013	11.038573	12.082693	9.46%	46,849
2012	10.194559	11.038573	8.28%	2,614
2011	10.388063	10.194559	-1.86%	5,988
2010*	10.000000	10.388063	3.88%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.687974	10.913609	2.11%	49,206
2016	10.510660	10.687974	1.69%	115,419
2015	10.737096	10.510660	-2.11%	239,263
2014	10.403812	10.737096	3.20%	468,639
2013	10.794136	10.403812	-3.62%	19,847
2012	10.241122	10.794136	5.40%	155,541
2011*	10.000000	10.241122	2.41%	20,416
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.483451	14.481319	16.00%	7,241
2016	11.388966	12.483451	9.61%	6,599
2015	11.951721	11.388966	-4.71%	5,811
2014	11.777583	11.951721	1.48%	14,366
2013*	10.000000	11.777583	17.78%	20,140

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.938813	13.373373	12.02%	131,173
2016	11.154270	11.938813	7.03%	120,077
2015	11.538905	11.154270	-3.33%	121,286
2014	11.512517	11.538905	0.23%	123,807
2013*	10.000000	11.512517	15.13%	106,562
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.443923	11.757882	39.25%	166,561
2016	7.966102	8.443923	6.00%	37,998
2015	9.637264	7.966102	-17.34%	54,865
2014*	10.000000	9.637264	-3.63%	38,042
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.885208	9.930225	0.46%	31,142
2016	9.971543	9.885208	-0.87%	56,974
2015	10.144719	9.971543	-1.71%	61,585
2014*	10.000000	10.144719	1.45%	26,913
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.925058	8.801610	-1.38%	589,184
2016	9.069599	8.925058	-1.59%	814,589
2015	9.217075	9.069599	-1.60%	1,853,077
2014	9.366944	9.217075	-1.60%	1,530,874
2013	9.519247	9.366944	-1.60%	1,222,436
2012	9.674457	9.519247	-1.60%	1,847,764
2011	9.831323	9.674457	-1.60%	1,365,715
2010	9.991166	9.831323	-1.60%	685,832
2009*	10.000000	9.991166	-0.09%	405,043
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.414687	11.570032	22.89%	153,346
2016	9.479865	9.414687	-0.69%	21,642
2015	9.727356	9.479865	-2.54%	11,195
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.842215	12.635527	16.54%	30,541
2016	10.065075	10.842215	7.72%	22,885
2015	10.331867	10.065075	-2.58%	19,413
2014*	10.000000	10.331867	3.32%	23,678
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.517100	11.501253	9.36%	17,911
2016	10.053973	10.517100	4.61%	21,621
2015	10.235233	10.053973	-1.77%	21,113
2014*	10.000000	10.235233	2.35%	30,879
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.700565	12.089172	12.98%	39,259
2016	10.092945	10.700565	6.02%	16,022
2015	10.311911	10.092945	-2.12%	16,242
2014*	10.000000	10.311911	3.12%	7,106

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.263872	10.674053	4.00%	53,334
2016	10.003765	10.263872	2.60%	73,878
2015	10.139577	10.003765	-1.34%	78,756
2014*	10.000000	10.139577	1.40%	44,911
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.240714	11.491264	12.21%	1,183
2016	9.844844	10.240714	4.02%	1,183
2015	10.340080	9.844844	-4.79%	1,183
2014	10.256330	10.340080	0.82%	1,183
2013*	10.000000	10.256330	2.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.276732	11.828199	15.10%	10,828
2016	9.764652	10.276732	5.24%	11,424
2015	10.332079	9.764652	-5.49%	7,099
2014	10.321151	10.332079	0.11%	2,843
2013*	10.000000	10.321151	3.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.649453	11.834212	11.13%	35,392
2016	10.100651	10.649453	5.43%	27,179
2015	10.299364	10.100651	-1.93%	31,804
2014*	10.000000	10.299364	2.99%	2,009
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.743260	12.335113	14.82%	35,194
2016	10.063893	10.743260	6.75%	33,796
2015	10.302723	10.063893	-2.32%	30,248
2014*	10.000000	10.302723	3.03%	403
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.467832	11.249649	7.47%	31,942
2016	10.063643	10.467832	4.02%	35,492
2015	10.230413	10.063643	-1.63%	34,165
2014*	10.000000	10.230413	2.30%	19,098
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	9.974841	12.472678	25.04%	17,200
2016	9.810446	9.974841	1.68%	7,108
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.491805	13.092841	13.93%	66,802
2016	9.708353	11.491805	18.37%	69,323
2015	10.122756	9.708353	-4.09%	41,949

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.983507	10.446228	4.63%	15,972
2016	9.337959	9.983507	6.91%	30,590
2015	9.772254	9.337959	-4.44%	25,998
2014	9.559876	9.772254	2.22%	16,381
2013*	10.000000	9.559876	-4.40%	7,814
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	12.207864	15.080803	23.53%	22,240
2016	12.720243	12.207864	-4.03%	29,157
2015	13.012272	12.720243	-2.24%	26,043
2014	13.405117	13.012272	-2.93%	28,777
2013	11.251514	13.405117	19.14%	20,658
2012	9.898592	11.251514	13.67%	6,569
2011	11.130387	9.898592	-11.07%	3,593
2010*	10.000000	11.130387	11.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.651307	10.431762	20.58%	83,435
2016	8.374444	8.651307	3.31%	100,865
2015	8.991291	8.374444	-6.86%	101,237
2014*	10.000000	8.991291	-10.09%	104,422
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	17.084155	21.834797	27.81%	12,634
2016	17.022423	17.084155	0.36%	18,988
2015	16.774243	17.022423	1.48%	18,698
2014	15.476393	16.774243	8.39%	28,992
2013	11.701124	15.476393	32.26%	9,491
2012	10.239188	11.701124	14.28%	3,927
2011	10.752926	10.239188	-4.78%	3,022
2010*	10.000000	10.752926	7.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	17.140665	19.289618	12.54%	16,904
2016	15.010136	17.140665	14.19%	24,388
2015	15.797095	15.010136	-4.98%	15,860
2014	14.562313	15.797095	8.48%	17,135
2013	10.959993	14.562313	32.87%	9,920
2012	9.472291	10.959993	15.71%	944
2011	10.250532	9.472291	-7.59%	0
2010*	10.000000	10.250532	2.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	16.937411	21.254488	25.49%	11,466
2016	16.229279	16.937411	4.36%	10,393
2015	16.550403	16.229279	-1.94%	27,387
2014	16.216332	16.550403	2.06%	48,238
2013	11.889759	16.216332	36.39%	14,622
2012	10.540008	11.889759	12.81%	11,838
2011	11.210007	10.540008	-5.98%	1,458
2010*	10.000000	11.210007	12.10%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	20.135503	22.556343	12.02%	23,529
2016	17.400565	20.135503	15.72%	29,692
2015	18.208973	17.400565	-4.44%	38,238
2014	15.813558	18.208973	15.15%	65,366
2013	11.844682	15.813558	33.51%	29,539
2012	10.346505	11.844682	14.48%	10,770
2011	10.764288	10.346505	-3.88%	972
2010*	10.000000	10.764288	7.64%	191
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.642609	14.312548	22.93%	27,946
2016	10.924158	11.642609	6.58%	19,800
2015	11.018490	10.924158	-0.86%	24,290
2014*	10.000000	11.018490	10.18%	45,799
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	12.289797	13.189815	7.32%	43,905
2016	9.917255	12.289797	23.92%	49,827
2015	10.724417	9.917255	-7.53%	39,852
2014*	10.000000	10.724417	7.24%	65,284
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	12.173038	13.594481	11.68%	15,172
2016	10.070972	12.173038	20.87%	16,801
2015	10.404886	10.070972	-3.21%	14,931
2014*	10.000000	10.404886	4.05%	15,615
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.832955	14.033988	18.60%	3,435
2016	10.795329	11.832955	9.61%	14,017
2015	10.869201	10.795329	-0.68%	32,150
2014*	10.000000	10.869201	8.69%	29,974
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.524643	12.037463	4.45%	5,490
2016	10.927234	11.524643	5.47%	6,158
2015	11.771216	10.927234	-7.17%	4,691
2014	9.301675	11.771216	26.55%	5,188
2013*	10.000000	9.301675	-6.98%	2,320
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	11.057836	13.224192	19.59%	142,143
2016	10.063253	11.057836	9.88%	142,759
2015	10.109295	10.063253	-0.46%	183,068

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.750439	9.746377	-0.04%	20,527
2016	9.667666	9.750439	0.86%	46,570
2015	9.858492	9.667666	-1.94%	15,292
2014	9.969548	9.858492	-1.11%	118,095
2013	10.120972	9.969548	-1.50%	94,050
2012	9.935857	10.120972	1.86%	7,562
2011*	10.000000	9.935857	-0.64%	6,740
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.364657	12.769258	12.36%	63,476
2016	9.554763	11.364657	18.94%	78,536
2015	10.208505	9.554763	-6.40%	54,401
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.168163	9.624670	4.98%	0
2016	9.377288	9.168163	-2.23%	0
2015	10.037715	9.377288	-6.58%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.736864	10.573182	8.59%	2,478
2016	9.059869	9.736864	7.47%	2,473
2015	9.937804	9.059869	-8.83%	2,523
2014	10.129385	9.937804	-1.89%	1,567
2013*	10.000000	10.129385	1.29%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	10.209910	10.335178	1.23%	92,159
2016	9.166216	10.209910	11.39%	111,130
2015	9.624160	9.166216	-4.76%	95,103
2014	9.645416	9.624160	-0.22%	81,062
2013*	10.000000	9.645416	-3.55%	20,582
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	10.068059	10.116987	0.49%	99,297
2016	9.802819	10.068059	2.71%	113,104
2015	10.218521	9.802819	-4.07%	124,881
2014	10.497650	10.218521	-2.66%	107,874
2013	10.198933	10.497650	2.93%	68,404
2012*	10.000000	10.198933	1.99%	50,571
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.480801	15.400984	34.15%	31,979
2016	11.685337	11.480801	-1.75%	16,455
2015	11.454691	11.685337	2.01%	46,504
2014	11.406439	11.454691	0.42%	29,665
2013*	10.000000	11.406439	14.06%	6,698

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.392416	11.594776	11.57%	11,882
2016	9.353797	10.392416	11.10%	13,167
2015	10.467689	9.353797	-10.64%	16,093
2014	10.589728	10.467689	-1.15%	19,552
2013	10.750174	10.589728	-1.49%	24,363
2012	9.516291	10.750174	12.97%	23,455
2011*	10.000000	9.516291	-4.84%	2,540
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.395132	6.421915	0.42%	28,370
2016	5.657445	6.395132	13.04%	37,051
2015	7.734393	5.657445	-26.85%	30,571
2014	9.658718	7.734393	-19.92%	25,314
2013	11.509438	9.658718	-16.08%	25,114
2012	11.126886	11.509438	3.44%	17,822
2011	12.230044	11.126886	-9.02%	16,596
2010*	10.000000	12.230044	22.30%	17,003
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.515998	13.520837	8.03%	11,105
2016	11.234512	12.515998	11.41%	15,099
2015	11.693769	11.234512	-3.93%	17,735
2014	11.719303	11.693769	-0.22%	16,566
2013	12.812028	11.719303	-8.53%	16,088
2012	11.056498	12.812028	15.88%	260,450
2011	10.578788	11.056498	4.52%	21,188
2010*	10.000000	10.578788	5.79%	17,964
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.077552	0.78%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.077079	10.980763	8.97%	6,894
2016	9.951548	10.077079	1.26%	24,637
2015	10.895124	9.951548	-8.66%	11,090
2014	11.039057	10.895124	-1.30%	44,362
2013	12.007060	11.039057	-8.06%	26,383
2012	11.596069	12.007060	3.54%	9,108
2011	10.869322	11.596069	6.69%	21,851
2010*	10.000000	10.869322	8.69%	8,380
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.541952	11.257692	6.79%	122,046
2016	10.306570	10.541952	2.28%	122,401
2015	10.925807	10.306570	-5.67%	133,446
2014	10.868846	10.925807	0.52%	92,401
2013	12.080420	10.868846	-10.03%	61,753
2012	11.488919	12.080420	5.15%	30,580
2011	10.865149	11.488919	5.74%	38,154
2010*	10.000000	10.865149	8.65%	24,710

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	13.614128	14.269684	4.82%	214,452
2016	12.313655	13.614128	10.56%	229,437
2015	12.739245	12.313655	-3.34%	122,437
2014	12.540975	12.739245	1.58%	145,855
2013	12.065642	12.540975	3.94%	288,349
2012	10.738097	12.065642	12.36%	250,834
2011	10.570403	10.738097	1.59%	232,159
2010*	10.000000	10.570403	5.70%	202,173
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.358520	3.59%	185
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.759312	9.723840	-0.36%	116,771
2016	9.789808	9.759312	-0.31%	86,032
2015	9.928262	9.789808	-1.39%	110,544
2014	10.014752	9.928262	-0.86%	74,881
2013	10.201285	10.014752	-1.83%	94,780
2012	9.803860	10.201285	4.05%	43,893
2011*	10.000000	9.803860	-1.96%	19,110
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.591226	10.924265	3.14%	61,070
2016	10.491897	10.591226	0.95%	117,622
2015	10.626842	10.491897	-1.27%	244,108
2014	10.367567	10.626842	2.50%	116,226
2013	10.756996	10.367567	-3.62%	248,972
2012	9.983857	10.756996	7.74%	280,373
2011*	10.000000	9.983857	-0.16%	17,292
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	10.007221	10.330649	3.23%	23,846
2016	9.719211	10.007221	2.96%	26,885
2015	10.057051	9.719211	-3.36%	33,537
2014	9.928356	10.057051	1.30%	26,976
2013*	10.000000	9.928356	-0.72%	3,075
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	13.498951	14.215926	5.31%	322
2016	12.056307	13.498951	11.97%	322
2015	12.794266	12.056307	-5.77%	547
2014	13.040906	12.794266	-1.89%	764
2013	11.853575	13.040906	10.02%	1,199
2012	10.412527	11.853575	13.84%	1,987
2011	10.800725	10.412527	-3.59%	9,088
2010*	10.000000	10.800725	8.01%	3,081

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	14.217471	14.661362	3.12%	62,673
2016	13.255012	14.217471	7.26%	96,121
2015	13.449816	13.255012	-1.45%	79,397
2014	13.356095	13.449816	0.70%	71,297
2013	12.337261	13.356095	8.26%	299,178
2012	10.986490	12.337261	12.29%	483,800
2011	10.866446	10.986490	1.10%	466
2010*	10.000000	10.866446	8.66%	7,924
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.765302	11.461342	30.76%	14,563
2016	8.850793	8.765302	-0.97%	7,245
2015	9.925764	8.850793	-10.83%	42,607
2014	10.247924	9.925764	-3.14%	23,840
2013	9.058327	10.247924	13.13%	23,079
2012	7.972115	9.058327	13.63%	35,722
2011	11.097552	7.972115	-28.16%	46,705
2010*	10.000000	11.097552	10.98%	24,238
ProFunds - ProFund VP Banks - Q/NQ
2017	16.562031	19.218146	16.04%	20,934
2016	13.658000	16.562031	21.26%	32,277
2015	13.940460	13.658000	-2.03%	7,471
2014	12.835267	13.940460	8.61%	23,843
2013	9.773950	12.835267	31.32%	15,398
2012	7.445906	9.773950	31.27%	0
2011*	10.000000	7.445906	-25.54%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	9.470299	11.458646	21.00%	190,657
2016	8.122026	9.470299	16.60%	242,699
2015	9.589199	8.122026	-15.30%	918
2014	9.583536	9.589199	0.06%	5,412
2013	8.223553	9.583536	16.54%	11,795
2012	7.703839	8.223553	6.75%	1,821
2011*	10.000000	7.703839	-22.96%	0
ProFunds - ProFund VP Bear - Q/NQ
2017	3.217142	2.597018	-19.28%	3,219
2016	3.760150	3.217142	-14.44%	6,574
2015	4.019182	3.760150	-6.44%	0
2014	4.763232	4.019182	-15.62%	2,009
2013	6.590591	4.763232	-27.73%	7,266
2012	8.030856	6.590591	-17.93%	7,924
2011	8.956962	8.030856	-10.34%	1,467
2010*	10.000000	8.956962	-10.43%	236

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	23.113994	27.872518	20.59%	13,554
2016	27.790349	23.113994	-16.83%	26,491
2015	27.339878	27.790349	1.65%	36,597
2014	21.417529	27.339878	27.65%	56,280
2013	12.923509	21.417529	65.73%	44,378
2012	9.334319	12.923509	38.45%	12,087
2011*	10.000000	9.334319	-6.66%	1,282
ProFunds - ProFund VP Bull - Q/NQ
2017	16.895040	19.841237	17.44%	95,194
2016	15.656511	16.895040	7.91%	117,827
2015	15.984307	15.656511	-2.05%	160,452
2014	14.572922	15.984307	9.68%	661,206
2013	11.413558	14.572922	27.68%	82,831
2012	10.184980	11.413558	12.06%	260,889
2011	10.350163	10.184980	-1.60%	70,913
2010*	10.000000	10.350163	3.50%	15,387
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	15.409387	17.446348	13.22%	10,688
2016	15.123424	15.409387	1.89%	42,687
2015	14.755042	15.123424	2.50%	156,637
2014	13.603664	14.755042	8.46%	118,802
2013	10.762620	13.603664	26.40%	19,297
2012	9.866545	10.762620	9.08%	5,266
2011*	10.000000	9.866545	-1.33%	297
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	18.585967	21.648749	16.48%	107,431
2016	18.128633	18.585967	2.52%	135,378
2015	17.598137	18.128633	3.01%	31,879
2014	15.902659	17.598137	10.66%	108,406
2013	11.554470	15.902659	37.63%	63,842
2012	9.617296	11.554470	20.14%	2,383
2011*	10.000000	9.617296	-3.83%	17,412
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	7.078359	9.282056	31.13%	94,725
2016	6.479734	7.078359	9.24%	41,865
2015	7.968803	6.479734	-18.69%	21,360
2014	8.385216	7.968803	-4.97%	49,267
2013	9.106470	8.385216	-7.92%	108,821
2012	8.684323	9.106470	4.86%	69,801
2011	10.991014	8.684323	-20.99%	76,220
2010*	10.000000	10.991014	9.91%	18,701

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	10.889442	12.827946	17.80%	41,930
2016	10.264442	10.889442	6.09%	39,605
2015	11.704593	10.264442	-12.30%	61,519
2014	13.020901	11.704593	-10.11%	94,012
2013	10.878847	13.020901	19.69%	61,395
2012	9.482425	10.878847	14.73%	19,125
2011	10.576106	9.482425	-10.34%	284
2010*	10.000000	10.576106	5.76%	0
ProFunds - ProFund VP Financials - Q/NQ
2017	16.098830	18.723558	16.30%	14,473
2016	14.186545	16.098830	13.48%	173,198
2015	14.635961	14.186545	-3.07%	193,712
2014	13.172429	14.635961	11.11%	33,866
2013	10.135359	13.172429	29.97%	5,967
2012	8.258168	10.135359	22.73%	6,517
2011*	10.000000	8.258168	-17.42%	692
ProFunds - ProFund VP Health Care - Q/NQ
2017	18.080600	21.513827	18.99%	29,650
2016	19.149998	18.080600	-5.58%	42,831
2015	18.530532	19.149998	3.34%	77,251
2014	15.223871	18.530532	21.72%	142,540
2013	11.070094	15.223871	37.52%	85,669
2012	9.582578	11.070094	15.52%	4,937
2011*	10.000000	9.582578	-4.17%	2,694
ProFunds - ProFund VP Industrials - Q/NQ
2017	15.419382	18.571913	20.45%	147,703
2016	13.330422	15.419382	15.67%	168,956
2015	14.026968	13.330422	-4.97%	156,349
2014	13.501992	14.026968	3.89%	26,310
2013	9.929526	13.501992	35.98%	104,512
2012	8.714446	9.929526	13.94%	31,240
2011*	10.000000	8.714446	-12.86%	18,627
ProFunds - ProFund VP International - Q/NQ
2017	10.257017	12.293401	19.85%	17,370
2016	10.520704	10.257017	-2.51%	18,977
2015	11.082180	10.520704	-5.07%	15,736
2014	12.256148	11.082180	-9.58%	15,370
2013	10.423529	12.256148	17.58%	17,472
2012	9.137456	10.423529	14.07%	47,453
2011	10.840244	9.137456	-15.71%	3,151
2010*	10.000000	10.840244	8.40%	3,801

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2017	18.171717	24.328455	33.88%	24,630
2016	17.498833	18.171717	3.85%	25,809
2015	14.775973	17.498833	18.43%	44,637
2014	14.849679	14.775973	-0.50%	31,724
2013	9.947255	14.849679	49.28%	30,889
2012	8.441035	9.947255	17.84%	69
2011*	10.000000	8.441035	-15.59%	372
ProFunds - ProFund VP Japan - Q/NQ
2017	13.165911	15.346446	16.56%	24,282
2016	13.324410	13.165911	-1.19%	25,905
2015	12.797677	13.324410	4.12%	25,035
2014	12.599301	12.797677	1.57%	11,937
2013	8.637609	12.599301	45.87%	23,810
2012	7.139792	8.637609	20.98%	13,561
2011	8.907044	7.139792	-19.84%	0
2010*	10.000000	8.907044	-10.93%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	20.456657	26.244216	28.29%	39,278
2016	19.750332	20.456657	3.58%	57,699
2015	18.679030	19.750332	5.74%	96,580
2014	16.223733	18.679030	15.13%	120,169
2013	12.278923	16.223733	32.13%	66,025
2012	10.736302	12.278923	14.37%	55,483
2011	10.754006	10.736302	-0.16%	21,610
2010*	10.000000	10.754006	7.54%	4,355
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	11.104503	10.580454	-4.72%	203,525
2016	9.086953	11.104503	22.20%	278,463
2015	12.051584	9.086953	-24.60%	327,351
2014	13.740914	12.051584	-12.29%	363,958
2013	11.255058	13.740914	22.09%	11,120
2012	11.116431	11.255058	1.25%	3,405
2011	11.048640	11.116431	0.61%	6,260
2010*	10.000000	11.048640	10.49%	5,338
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	16.909937	18.363587	8.60%	7,655
2016	17.850644	16.909937	-5.27%	12,359
2015	17.369146	17.850644	2.77%	17,362
2014	14.788494	17.369146	17.45%	15,778
2013	11.417769	14.788494	29.52%	4,171
2012	10.374021	11.417769	10.06%	2,215
2011*	10.000000	10.374021	3.74%	17,510

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.221115	3.337017	3.60%	47,725
2016	2.100759	3.221115	53.33%	57,518
2015	3.179503	2.100759	-33.93%	10,960
2014	4.244188	3.179503	-25.09%	62,354
2013	6.950776	4.244188	-38.94%	31,094
2012	8.266620	6.950776	-15.92%	12,907
2011*	10.000000	8.266620	-17.33%	12,144
ProFunds - ProFund VP Real Estate - Q/NQ
2017	13.280744	14.120803	6.33%	10,241
2016	12.765366	13.280744	4.04%	9,366
2015	12.931023	12.765366	-1.28%	116,293
2014	10.511539	12.931023	23.02%	135,915
2013	10.672615	10.511539	-1.51%	59,684
2012	9.256851	10.672615	15.29%	11,098
2011*	10.000000	9.256851	-7.43%	1,048
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.517748	3.049482	-13.31%	5,341
2016	3.769372	3.517748	-6.68%	230,238
2015	3.892457	3.769372	-3.16%	9,639
2014	5.672112	3.892457	-31.38%	14,237
2013	4.948894	5.672112	14.61%	56,276
2012	5.404378	4.948894	-8.43%	11,464
2011	8.787613	5.404378	-38.50%	7,493
2010*	10.000000	8.787613	-12.12%	29,118
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	17.315012	23.096973	33.39%	59,452
2016	13.778159	17.315012	25.67%	65,991
2015	14.416790	13.778159	-4.43%	19,740
2014	10.890647	14.416790	32.38%	19,560
2013	8.291888	10.890647	31.34%	0
2012	8.793679	8.291888	-5.71%	0
2011*	10.000000	8.793679	-12.06%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.572562	4.666924	-28.99%	0
2016	7.974215	6.572562	-17.58%	0
2015	7.266822	7.974215	9.73%	4,553
2014	7.607831	7.266822	-4.48%	0
2013	7.749391	7.607831	-1.83%	1,007
2012	9.057188	7.749391	-14.44%	0
2011	8.317392	9.057188	8.89%	8,670
2010*	10.000000	8.317392	-16.83%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2017	4.622897	3.610362	-21.90%	0
2016	4.992251	4.622897	-7.40%	0
2015	5.272843	4.992251	-5.32%	12,157
2014	5.212634	5.272843	1.16%	13,539
2013	6.706276	5.212634	-22.27%	23,272
2012	8.536149	6.706276	-21.44%	0
2011	8.520999	8.536149	0.18%	2,867
2010*	10.000000	8.520999	-14.79%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.542818	1.870511	-26.44%	5,265
2016	2.873081	2.542818	-11.50%	5,265
2015	3.357805	2.873081	-14.44%	2,291
2014	4.232833	3.357805	-20.67%	1,188
2013	6.093412	4.232833	-30.53%	12,045
2012	7.626190	6.093412	-20.10%	3,767
2011	8.656821	7.626190	-11.91%	2,433
2010*	10.000000	8.656821	-13.43%	0
ProFunds - ProFund VP Technology - Q/NQ
2017	16.025756	21.318761	33.03%	112,506
2016	14.496331	16.025756	10.55%	29,633
2015	14.386427	14.496331	0.76%	158,670
2014	12.378007	14.386427	16.23%	100,938
2013	10.047907	12.378007	23.19%	65,146
2012	9.257429	10.047907	8.54%	780
2011*	10.000000	9.257429	-7.43%	20,575
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	14.213367	13.689562	-3.69%	3,181
2016	11.872631	14.213367	19.72%	12,148
2015	11.884841	11.872631	-0.10%	1,297
2014	12.010144	11.884841	-1.04%	1,235
2013	10.890958	12.010144	10.28%	4,480
2012	9.499334	10.890958	14.65%	0
2011*	10.000000	9.499334	-5.01%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	14.353545	15.464497	7.74%	13,364
2016	14.631314	14.353545	-1.90%	17,910
2015	15.758111	14.631314	-7.15%	67,569
2014	11.741311	15.758111	34.21%	36,779
2013	14.751438	11.741311	-20.41%	12,587
2012	14.847454	14.751438	-0.65%	13,970
2011	10.513607	14.847454	41.22%	35,432
2010*	10.000000	10.513607	5.14%	10,482

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	40.903505	67.755818	65.65%	14,770
2016	38.267187	40.903505	6.89%	16,768
2015	34.232576	38.267187	11.79%	15,639
2014	25.610440	34.232576	33.67%	15,737
2013	14.536401	25.610440	76.18%	23,909
2012	11.045125	14.536401	31.61%	939
2011	11.360039	11.045125	-2.77%	937
2010*	10.000000	11.360039	13.60%	1,354
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.654550	0.354658	-45.82%	269,384
2016	0.833652	0.654550	-21.48%	355,765
2015	1.148891	0.833652	-27.44%	41,561
2014	1.817348	1.148891	-36.78%	48,410
2013	3.595696	1.817348	-49.46%	16,639
2012	5.641479	3.595696	-36.26%	6,328
2011	7.366751	5.641479	-23.42%	246
2010*	10.000000	7.366751	-26.33%	0
ProFunds - ProFund VP Utilities - Q/NQ
2017	15.321455	16.681116	8.87%	15,792
2016	13.530109	15.321455	13.24%	30,720
2015	14.690710	13.530109	-7.90%	16,797
2014	11.859702	14.690710	23.87%	9,418
2013	10.636471	11.859702	11.50%	6,639
2012	10.794555	10.636471	-1.46%	6,097
2011*	10.000000	10.794555	7.95%	2,317
Rydex Variable Trust - Banking Fund - Q/NQ
2017	9.590554	10.615739	10.69%	29,071
2016	7.658772	9.590554	25.22%	47,016
2015	8.180974	7.658772	-6.38%	3,652
2014	8.039159	8.180974	1.76%	2,734
2013	6.324189	8.039159	27.12%	1,103
2012	5.174194	6.324189	22.23%	71,428
2011	6.761299	5.174194	-23.47%	925
2010	6.078622	6.761299	11.23%	14,430
2009	6.397285	6.078622	-4.98%	2,258
2008	11.050578	6.397285	-42.11%	1,545
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	22.074098	26.378072	19.50%	10,533
2016	17.141846	22.074098	28.77%	17,137
2015	21.064441	17.141846	-18.62%	7,276
2014	21.802925	21.064441	-3.39%	10,790
2013	21.884066	21.802925	-0.37%	7,794
2012	20.086712	21.884066	8.95%	18,414
2011	24.434752	20.086712	-17.79%	7,258
2010	19.602908	24.434752	24.65%	21,446
2009	12.814838	19.602908	52.97%	8,079
2008	23.852301	12.814838	-46.27%	680

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	24.379919	31.053863	27.37%	26,512
2016	30.838746	24.379919	-20.94%	24,535
2015	28.892174	30.838746	6.74%	49,873
2014	22.127255	28.892174	30.57%	63,876
2013	14.582618	22.127255	51.74%	12,023
2012	10.898633	14.582618	33.80%	4,839
2011	10.014819	10.898633	8.83%	19,411
2010	9.193693	10.014819	8.93%	5,696
2009	7.895223	9.193693	16.45%	4,836
2008	9.094760	7.895223	-13.19%	2,975
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	2.100240	2.158303	2.76%	20,089
2016	1.933190	2.100240	8.64%	41,481
2015	2.967820	1.933190	-34.86%	33,895
2014	4.570621	2.967820	-35.07%	33,862
2013	4.799064	4.570621	-4.76%	34,498
2012	4.946938	4.799064	-2.99%	37,848
2011	5.385005	4.946938	-8.13%	60,784
2010	5.065755	5.385005	6.30%	64,081
2009	4.614626	5.065755	9.78%	71,287
2008	9.200096	4.614626	-49.84%	27,348
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	30.158724	33.098894	9.75%	12,427
2016	29.072868	30.158724	3.73%	15,039
2015	27.814801	29.072868	4.52%	53,988
2014	25.097975	27.814801	10.82%	13,864
2013	19.887395	25.097975	26.20%	9,702
2012	18.534686	19.887395	7.30%	7,671
2011	16.556670	18.534686	11.95%	14,985
2010	14.346357	16.556670	15.41%	5,345
2009	12.239630	14.346357	17.21%	7,976
2008	16.236535	12.239630	-24.62%	258
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	23.880766	37.251655	55.99%	3,565
2016	18.564475	23.880766	28.64%	2,482
2015	19.697123	18.564475	-5.75%	11,379
2014	17.137750	19.697123	14.93%	6,957
2013	10.704535	17.137750	60.10%	3,663
2012	9.286749	10.704535	15.27%	9,992
2011	8.651183	9.286749	7.35%	14,430
2010	7.056769	8.651183	22.59%	4,645
2009	5.239673	7.056769	34.68%	2,838
2008	13.909303	5.239673	-62.33%	6,228

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	13.285652	17.134504	28.97%	90,375
2016	10.858298	13.285652	22.35%	71,897
2015	10.807515	10.858298	0.47%	20,165
2014	8.876211	10.807515	21.76%	11,965
2013	6.679213	8.876211	32.89%	0
2012	6.717479	6.679213	-0.57%	0
2011	8.174293	6.717479	-17.82%	634
2010	7.582630	8.174293	7.80%	7,430
2009	4.484143	7.582630	69.10%	19,973
2008	9.134738	4.484143	-50.91%	1,245
Rydex Variable Trust - Energy Fund - Q/NQ
2017	18.577759	17.136032	-7.76%	117,455
2016	14.371141	18.577759	29.27%	196,133
2015	20.931761	14.371141	-31.34%	163,614
2014	26.141067	20.931761	-19.93%	191,447
2013	21.516544	26.141067	21.49%	10,746
2012	21.354199	21.516544	0.76%	10,425
2011	23.048702	21.354199	-7.35%	7,466
2010	19.674587	23.048702	17.15%	11,452
2009	14.436526	19.674587	36.28%	6,187
2008	27.187530	14.436526	-46.90%	4,332
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	16.649587	13.329234	-19.94%	105,488
2016	13.738855	16.649587	21.19%	172,247
2015	20.443014	13.738855	-32.79%	172,810
2014	29.402578	20.443014	-30.47%	184,366
2013	24.118807	29.402578	21.91%	9,430
2012	24.413397	24.118807	-1.21%	3,804
2011	27.351495	24.413397	-10.74%	5,605
2010	22.051920	27.351495	24.03%	17,722
2009	13.797929	22.051920	59.82%	4,843
2008	33.075051	13.797929	-58.28%	361
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	8.616877	10.904702	26.55%	1,238
2016	9.273959	8.616877	-7.09%	1,231
2015	10.154561	9.273959	-8.67%	1,288
2014	11.792834	10.154561	-13.89%	989
2013	9.673276	11.792834	21.91%	352,349
2012	8.080674	9.673276	19.71%	244,018
2011	9.676648	8.080674	-16.49%	1,179
2010	11.021556	9.676648	-12.20%	10,573
2009	8.257094	11.021556	33.48%	4,562
2008	18.590600	8.257094	-55.58%	494

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	12.231458	13.910867	13.73%	43,109
2016	10.731400	12.231458	13.98%	71,501
2015	11.358708	10.731400	-5.52%	75,165
2014	10.253561	11.358708	10.78%	109,002
2013	8.169186	10.253561	25.52%	81,803
2012	6.767242	8.169186	20.72%	35,737
2011	8.083507	6.767242	-16.28%	5,176
2010	7.183095	8.083507	12.54%	11,416
2009	6.099464	7.183095	17.77%	17,791
2008	11.931265	6.099464	-48.88%	3,126
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	18.258222	19.697120	7.88%	10,094
2016	18.617371	18.258222	-1.93%	26,407
2015	19.936081	18.617371	-6.61%	36,358
2014	15.045446	19.936081	32.51%	31,021
2013	18.704092	15.045446	-19.56%	43,931
2012	18.454424	18.704092	1.35%	6,741
2011	13.254983	18.454424	39.23%	141,986
2010	12.234496	13.254983	8.34%	6,396
2009	18.162118	12.234496	-32.64%	5,641
2008	12.744654	18.162118	42.51%	6,939
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	21.119703	25.533654	20.90%	47,102
2016	23.766769	21.119703	-11.14%	48,430
2015	23.106537	23.766769	2.86%	73,970
2014	18.843166	23.106537	22.63%	122,625
2013	13.503151	18.843166	39.55%	92,488
2012	11.712773	13.503151	15.29%	10,529
2011	11.369832	11.712773	3.02%	6,172
2010	10.822110	11.369832	5.06%	1,672
2009	8.823324	10.822110	22.65%	9,048
2008	11.933428	8.823324	-26.06%	3,396
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.698686	11.250845	5.16%	4,535
2016	9.740485	10.698686	9.84%	4,144
2015	9.969618	9.740485	-2.30%	3,404
Rydex Variable Trust - Internet Fund - Q/NQ
2017	28.672895	37.797688	31.82%	7,571
2016	27.899176	28.672895	2.77%	16,548
2015	26.165637	27.899176	6.63%	14,385
2014	26.080848	26.165637	0.33%	6,857
2013	17.526105	26.080848	48.81%	14,515
2012	14.926920	17.526105	17.41%	0
2011	17.222708	14.926920	-13.33%	4,321
2010	14.492120	17.222708	18.84%	15,099
2009	8.879891	14.492120	63.20%	19,526
2008	16.371328	8.879891	-45.76%	337

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.520538	0.312697	-39.93%	375,481
2016	0.751911	0.520538	-30.77%	187,147
2015	0.830893	0.751911	-9.51%	372,037
2014	1.079343	0.830893	-23.02%	254,444
2013	1.954843	1.079343	-44.79%	118,227
2012	2.562080	1.954843	-23.70%	53,749
2011	3.570286	2.562080	-28.24%	16,281
2010	5.205084	3.570286	-31.41%	37,961
2009	9.557233	5.205084	-45.54%	15,659
2008	6.038639	9.557233	58.27%	615
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.738038	2.454903	-10.34%	34,635
2016	2.866748	2.738038	-4.49%	19,704
2015	2.949258	2.866748	-2.80%	42,753
2014	3.991629	2.949258	-26.11%	29,917
2013	3.519423	3.991629	13.42%	213,563
2012	3.812983	3.519423	-7.70%	42,135
2011	5.570477	3.812983	-31.55%	72,881
2010	6.492715	5.570477	-14.20%	75,204
2009	5.525670	6.492715	17.50%	35,525
2008	8.046474	5.525670	-31.33%	13,917
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.565349	1.331711	-14.93%	0
2016	1.967084	1.565349	-20.42%	0
2015	2.021809	1.967084	-2.71%	0
2014	2.323246	2.021809	-12.97%	11,260
2013	3.259790	2.323246	-28.73%	11,385
2012	4.058016	3.259790	-19.67%	11,260
2011	4.450245	4.058016	-8.81%	18,431
2010	6.053639	4.450245	-26.49%	8,933
2009	9.505535	6.053639	-36.31%	0
2008	7.186403	9.505535	32.27%	205
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	0.826083	0.612455	-25.86%	0
2016	0.927409	0.826083	-10.93%	299
2015	1.081732	0.927409	-14.27%	7,081
2014	1.351028	1.081732	-19.93%	59,764
2013	1.935217	1.351028	-30.19%	299
2012	2.417536	1.935217	-19.95%	4,742
2011	2.732036	2.417536	-11.51%	4,222
2010	3.526501	2.732036	-22.53%	299
2009	5.980991	3.526501	-41.04%	7,434
2008	4.106182	5.980991	45.66%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.447192	1.232015	-14.87%	0
2016	1.844819	1.447192	-21.55%	71
2015	1.872927	1.844819	-1.50%	33,060
2014	2.088146	1.872927	-10.31%	28,076
2013	3.068791	2.088146	-31.96%	27,119
2012	3.810639	3.068791	-19.47%	21,398
2011	4.191593	3.810639	-9.09%	25,203
2010	5.885829	4.191593	-28.79%	24,388
2009	8.908816	5.885829	-33.93%	10,334
2008	7.260699	8.908816	22.70%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	1.837121	1.494134	-18.67%	13,277
2016	2.121661	1.837121	-13.41%	40,639
2015	2.256208	2.121661	-5.96%	102,802
2014	2.680326	2.256208	-15.82%	45,325
2013	3.706872	2.680326	-27.69%	37,123
2012	4.537870	3.706872	-18.31%	17,713
2011	5.070005	4.537870	-10.50%	15,930
2010	6.204765	5.070005	-18.29%	84,356
2009	8.703525	6.204765	-28.71%	3,535
2008	6.351965	8.703525	37.02%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	12.696925	18.779197	47.90%	1,625
2016	11.852281	12.696925	7.13%	381
2015	10.754842	11.852281	10.20%	10,473
2014	12.920839	10.754842	-16.76%	0
2013	8.417246	12.920839	53.50%	574
2012	7.122502	8.417246	18.18%	596
2011	10.186955	7.122502	-30.08%	1,743
2010	8.945594	10.186955	13.88%	1,763
2009	7.350832	8.945594	21.69%	2,169
2008	11.145823	7.350832	-34.05%	1,675
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	28.354018	33.512976	18.19%	1,179
2016	26.298533	28.354018	7.82%	2,683
2015	26.645237	26.298533	-1.30%	3,577
2014	25.192458	26.645237	5.77%	4,482
2013	17.977471	25.192458	40.13%	4,648
2012	15.059625	17.977471	19.38%	8,840
2011	14.937800	15.059625	0.82%	1,827
2010	11.646429	14.937800	28.26%	9,568
2009	8.656685	11.646429	34.54%	5,569
2008	17.282209	8.656685	-49.91%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	39.838646	48.002432	20.49%	1,052
2016	31.227768	39.838646	27.57%	430
2015	33.583473	31.227768	-7.01%	715
2014	30.490599	33.583473	10.14%	1,390
2013	20.625173	30.490599	47.83%	4,049
2012	16.859532	20.625173	22.34%	7,497
2011	18.540891	16.859532	-9.07%	984
2010	13.698115	18.540891	35.35%	9,763
2009	9.134769	13.698115	49.96%	2,396
2008	20.555549	9.134769	-55.56%	541
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	36.593876	61.033829	66.79%	5,540
2016	33.930844	36.593876	7.85%	15,487
2015	30.082452	33.930844	12.79%	20,534
2014	22.384258	30.082452	34.39%	24,787
2013	12.622502	22.384258	77.34%	39,006
2012	9.564349	12.622502	31.97%	3,273
2011	9.785686	9.564349	-2.26%	2,751
2010	7.264107	9.785686	34.71%	10,003
2009	3.389325	7.264107	114.32%	3,479
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	29.368209	37.893713	29.03%	40,846
2016	28.160113	29.368209	4.29%	39,399
2015	26.439125	28.160113	6.51%	99,808
2014	22.877658	26.439125	15.57%	49,310
2013	17.270462	22.877658	32.47%	33,598
2012	15.031071	17.270462	14.90%	133,328
2011	14.950687	15.031071	0.54%	13,929
2010	12.823257	14.950687	16.59%	7,803
2009	8.573436	12.823257	49.57%	10,066
2008	15.000285	8.573436	-42.84%	68
Rydex Variable Trust - Nova Fund - Q/NQ
2017	20.604770	26.720090	29.68%	3,511
2016	18.094071	20.604770	13.88%	5,823
2015	18.521345	18.094071	-2.31%	606
2014	15.872272	18.521345	16.69%	497
2013	10.826303	15.872272	46.61%	68,332
2012	9.000494	10.826303	20.29%	41,774
2011	9.254586	9.000494	-2.75%	4,638
2010	7.839668	9.254586	18.05%	6,752
2009	5.879527	7.839668	33.34%	10,744
2008	13.125573	5.879527	-55.21%	4,771

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	10.816134	11.397484	5.37%	35,571
2016	6.640624	10.816134	62.88%	17,408
2015	9.692525	6.640624	-31.49%	36,453
2014	11.917683	9.692525	-18.67%	16,099
2013	22.471840	11.917683	-46.97%	19,345
2012	23.814003	22.471840	-5.64%	32,321
2011	31.909042	23.814003	-25.37%	21,847
2010	23.485081	31.909042	35.87%	25,586
2009	15.992527	23.485081	46.85%	20,094
2008	26.455823	15.992527	-39.55%	4,655
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	23.161069	24.308192	4.95%	5,737
2016	21.367418	23.161069	8.39%	5,613
2015	22.277264	21.367418	-4.08%	8,023
2014	18.708920	22.277264	19.07%	12,448
2013	18.291661	18.708920	2.28%	8,863
2012	15.708167	18.291661	16.45%	136,454
2011	15.609555	15.708167	0.63%	16,777
2010	12.704190	15.609555	22.87%	24,301
2009	10.306794	12.704190	23.26%	13,388
2008	17.949188	10.306794	-42.58%	7,347
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	23.794347	26.416795	11.02%	1,515
2016	24.107759	23.794347	-1.30%	953
2015	24.829321	24.107759	-2.91%	1,397
2014	23.222906	24.829321	6.92%	9,453
2013	17.379018	23.222906	33.63%	855
2012	15.125463	17.379018	14.90%	489
2011	14.597440	15.125463	3.62%	21,245
2010	11.854531	14.597440	23.14%	8,755
2009	8.353096	11.854531	41.92%	813
2008	12.660468	8.353096	-34.02%	818
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	29.129466	34.401804	18.10%	6,324
2016	22.698160	29.129466	28.33%	5,173
2015	25.369987	22.698160	-10.53%	196
2014	24.722491	25.369987	2.62%	3,888
2013	15.844993	24.722491	56.03%	4,470
2012	13.188265	15.844993	20.14%	1,327
2011	15.262097	13.188265	-13.59%	2,014
2010	11.251619	15.262097	35.64%	4,604
2009	8.577378	11.251619	31.18%	1,675
2008	17.924479	8.577378	-52.15%	4,017

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	20.924837	29.546303	41.20%	16,279
2016	17.660681	20.924837	18.48%	18,585
2015	18.250688	17.660681	-3.23%	13,680
2014	14.879060	18.250688	22.66%	8,965
2013	8.962489	14.879060	66.01%	57,163
2012	7.039693	8.962489	27.31%	1,117
2011	7.448037	7.039693	-5.48%	13,327
2010	6.032649	7.448037	23.46%	2,631
2009	4.188378	6.032649	44.03%	4,096
2008	13.296071	4.188378	-68.50%	58,066
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	19.566113	23.951058	22.41%	88,981
2016	19.383868	19.566113	0.94%	82,640
2015	19.488495	19.383868	-0.54%	162,199
2014	17.617300	19.488495	10.62%	389,907
2013	12.668983	17.617300	39.06%	241,158
2012	11.363028	12.668983	11.49%	24,252
2011	11.674472	11.363028	-2.67%	38,383
2010	9.488888	11.674472	23.03%	42,731
2009	6.549393	9.488888	44.88%	24,892
2008	11.061341	6.549393	-40.79%	10,661
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	20.173658	23.000904	14.01%	154,748
2016	17.462665	20.173658	15.52%	257,830
2015	19.583511	17.462665	-10.83%	149,591
2014	17.938813	19.583511	9.17%	317,919
2013	12.549848	17.938813	42.94%	923,756
2012	10.434853	12.549848	20.27%	69,138
2011	10.951206	10.434853	-4.72%	325,442
2010	9.249875	10.951206	18.39%	4,411
2009	6.214853	9.249875	48.83%	14,642
2008	12.301476	6.214853	-49.48%	3,340
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	23.182745	27.093103	16.87%	28,182
2016	22.939464	23.182745	1.06%	34,719
2015	23.008850	22.939464	-0.30%	88,899
2014	23.751804	23.008850	-3.13%	59,121
2013	18.006514	23.751804	31.91%	255,091
2012	15.768545	18.006514	14.19%	15,160
2011	16.130537	15.768545	-2.24%	22,637
2010	12.364361	16.130537	30.46%	34,504
2009	8.012762	12.364361	54.31%	15,893
2008	12.753001	8.012762	-37.17%	1,807

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	21.309559	23.726631	11.34%	25,488
2016	16.801503	21.309559	26.83%	67,533
2015	19.373366	16.801503	-13.28%	26,773
2014	18.448020	19.373366	5.02%	42,615
2013	13.805040	18.448020	33.63%	309,945
2012	11.992740	13.805040	15.11%	4,585
2011	13.126006	11.992740	-8.63%	288,696
2010	11.104013	13.126006	18.21%	4,075
2009	7.268523	11.104013	52.77%	16,891
2008	13.104554	7.268523	-44.53%	1,762
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	22.780906	26.022804	14.23%	21,687
2016	19.504629	22.780906	16.80%	24,657
2015	19.896026	19.504629	-1.97%	35,571
2014	20.219656	19.896026	-1.60%	52,139
2013	14.541670	20.219656	39.05%	250,003
2012	13.361278	14.541670	8.83%	4,045
2011	13.116980	13.361278	1.86%	13,786
2010	10.630071	13.116980	23.40%	35,798
2009	8.063671	10.630071	31.83%	2,990
2008	12.477043	8.063671	-35.37%	1,736
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	19.510899	19.146298	-1.87%	30,120
2016	15.050316	19.510899	29.64%	46,055
2015	17.691047	15.050316	-14.93%	30,710
2014	17.745804	17.691047	-0.31%	54,458
2013	12.626512	17.745804	40.54%	41,013
2012	10.659832	12.626512	18.45%	25,341
2011	11.962550	10.659832	-10.89%	27,027
2010	9.717798	11.962550	23.10%	2,870
2009	6.086129	9.717798	59.67%	86
2008	10.947132	6.086129	-44.40%	2,080
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	7.547406	6.116164	-18.96%	617
2016	7.167904	7.547406	5.29%	3,703
2015	6.426428	7.167904	11.54%	15,401
2014	5.312633	6.426428	20.97%	27,121
2013	5.564226	5.312633	-4.52%	9,118
2012	6.033939	5.564226	-7.78%	8,685
2011	6.404690	6.033939	-5.79%	29,237
2010	6.815967	6.404690	-6.03%	8,922
2009	8.230352	6.815967	-17.18%	3,647
2008	7.923400	8.230352	3.87%	327

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2017	20.324889	26.527027	30.51%	22,958
2016	18.595445	20.324889	9.30%	28,060
2015	18.689754	18.595445	-0.50%	16,078
2014	17.226969	18.689754	8.49%	26,043
2013	12.930408	17.226969	33.23%	16,429
2012	11.734836	12.930408	10.19%	3,593
2011	13.133556	11.734836	-10.65%	7,931
2010	11.913344	13.133556	10.24%	5,855
2009	7.780693	11.913344	53.11%	10,136
2008	14.485548	7.780693	-46.29%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	9.217190	9.600989	4.16%	1,632
2016	7.978157	9.217190	15.53%	8,941
2015	8.692777	7.978157	-8.22%	8,542
2014	8.608968	8.692777	0.97%	8,364
2013	7.448192	8.608968	15.58%	9,048
2012	7.218787	7.448192	3.18%	60
2011	8.570265	7.218787	-15.77%	60
2010	7.605843	8.570265	12.68%	0
2009	6.006598	7.605843	26.62%	3,712
2008	11.167514	6.006598	-46.21%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	27.471062	32.985266	20.07%	5,433
2016	24.185489	27.471062	13.58%	21,482
2015	28.608905	24.185489	-15.46%	2,876
2014	23.675710	28.608905	20.84%	14,609
2013	15.972160	23.675710	48.23%	32,085
2012	13.804974	15.972160	15.70%	18,945
2011	15.784097	13.804974	-12.54%	2,821
2010	12.922033	15.784097	22.15%	6,249
2009	11.187208	12.922033	15.51%	1,135
2008	15.211714	11.187208	-26.46%	800
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	16.564057	18.095439	9.25%	11,939
2016	14.468694	16.564057	14.48%	9,461
2015	15.872487	14.468694	-8.84%	61,816
2014	13.125611	15.872487	20.93%	50,399
2013	11.739337	13.125611	11.81%	12,864
2012	11.798829	11.739337	-0.50%	4,595
2011	10.310767	11.798829	14.43%	27,923
2010	9.803678	10.310767	5.17%	3,293
2009	8.755163	9.803678	11.98%	4,311
2008	12.634210	8.755163	-30.70%	1,455

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.536649	6.500580	17.41%	0
2016	6.163318	5.536649	-10.17%	0
2015	7.530901	6.163318	-18.16%	5,923
2014	9.801342	7.530901	-23.16%	1,029
2013	10.249259	9.801342	-4.37%	4,636
2012	10.335555	10.249259	-0.83%	3,055
2011	10.904976	10.335555	-5.22%	3,730
2010	11.740714	10.904976	-7.12%	3,999
2009	11.192286	11.740714	4.90%	1,726
2008	12.960352	11.192286	-13.64%	2,786
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.854387	9.945793	0.93%	5,935
2016	9.775430	9.854387	0.81%	7,515
2015	10.025132	9.775430	-2.49%	7,410
2014	10.050014	10.025132	-0.25%	4,983
2013*	10.000000	10.050014	0.50%	499
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.777768	7.78%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	6.262869	6.058290	-3.27%	100,420
2016	4.428644	6.262869	41.42%	145,839
2015	6.762698	4.428644	-34.51%	91,218
2014	8.495798	6.762698	-20.40%	67,407
2013	7.811116	8.495798	8.77%	40,085
2012	7.678435	7.811116	1.73%	17,078
2011*	10.000000	7.678435	-23.22%	7,812

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	12.456818	14.165926	13.72%	2,941
2016	12.126401	12.456818	2.72%	661
2015	12.172346	12.126401	-0.38%	13,031
2014	11.555044	12.172346	5.34%	2,796
2013	10.104562	11.555044	14.35%	1,853
2012	9.062330	10.104562	11.50%	2,702
2011*	10.000000	9.062330	-9.38%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.643754	9.405438	-2.47%	7,972
2016	6.963995	9.643754	38.48%	8,560
2015	11.407052	6.963995	-38.95%	7,229
2014	10.363977	11.407052	10.06%	57,876
2013*	10.000000	10.363977	3.64%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.565378	12.985256	22.90%	8,512
2016	9.948993	10.565378	6.20%	3,776
2015	10.250915	9.948993	-2.95%	4,095
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.095378	10.293837	1.97%	77,870
2016	9.832866	10.095378	2.67%	113,730
2015	10.250846	9.832866	-4.08%	115,830
2014	10.089882	10.250846	1.60%	91,686
2013	11.209696	10.089882	-9.99%	32,763
2012	10.614261	11.209696	5.61%	35,304
2011*	10.000000	10.614261	6.14%	15,803
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.299871	12.205801	18.50%	97,006
2016	9.227913	10.299871	11.62%	155,881
2015*	10.000000	9.227913	-7.72%	121,843
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	11.085793	11.857183	6.96%	62,678
2016	9.355273	11.085793	18.50%	77,811
2015*	10.000000	9.355273	-6.45%	49,850
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.697450	10.744352	10.80%	107,799
2016	9.500140	9.697450	2.08%	88,474
2015	9.835857	9.500140	-3.41%	98,947
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.310610	13.975115	23.56%	12,659
2016	11.291203	11.310610	0.17%	12,472
2015	11.482875	11.291203	-1.67%	15,434
2014	11.459759	11.482875	0.20%	4,620
2013*	10.000000	11.459759	14.60%	2,140

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.111319	12.730689	14.57%	2,278
2016*	10.000000	11.111319	11.11%	4,101
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.178036	13.619598	11.84%	215,670
2016	11.927909	12.178036	2.10%	237,419
2015	12.250671	11.927909	-2.63%	270,089
2014	12.220090	12.250671	0.25%	249,670
2013	10.859569	12.220090	12.53%	108,786
2012	10.041377	10.859569	8.15%	45,585
2011	10.595171	10.041377	-5.23%	42,464
2008*	10.000000	10.595171	5.95%	22,114
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.793178	11.050132	12.83%	2,226
2016	9.379231	9.793178	4.41%	7,348
2015	9.932469	9.379231	-5.57%	208
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.854941	10.003539	1.51%	2,021
2016*	10.000000	9.854941	-1.45%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.091827	0.92%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.183290	1.83%	1,025
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.713796	5.705002	-0.15%	2,812
2016	5.185991	5.713796	10.18%	2,888
2015	7.039901	5.185991	-26.33%	3,013
2014	8.625390	7.039901	-18.38%	1,740
2013	9.774022	8.625390	-11.75%	0
2012	10.151086	9.774022	-3.71%	0
2011	11.815930	10.151086	-14.09%	626
2010*	10.000000	11.815930	18.16%	2,010
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.801561	13.353207	13.15%	17,471
2016	10.415622	11.801561	13.31%	26,804
2015	10.863731	10.415622	-4.12%	15,483
2014*	10.000000	10.863731	8.64%	3,901
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.242317	10.420575	1.74%	64,620
2016	9.558575	10.242317	7.15%	84,606
2015*	10.000000	9.558575	-4.41%	45,107

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.726070	13.118137	11.87%	1,713
2016	11.593058	11.726070	1.15%	1,713
2015	11.794669	11.593058	-1.71%	19,977
2014	11.363202	11.794669	3.80%	22,589
2013	10.017238	11.363202	13.44%	28,266
2012	9.075291	10.017238	10.38%	12,323
2011*	10.000000	9.075291	-9.25%	6,797
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.163078	11.606839	14.21%	22,005
2016	9.659009	10.163078	5.22%	4,019
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.716332	11.873351	10.80%	75,187
2016	9.256370	10.716332	15.77%	97,042
2015*	10.000000	9.256370	-7.44%	78,778
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.235772	12.886674	14.69%	22,003
2016*	10.000000	11.235772	12.36%	20,069
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.132288	13.435320	32.60%	216,304
2016	10.245461	10.132288	-1.10%	322,088
2015*	10.000000	10.245461	2.45%	663,154
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.209545	10.735764	5.15%	20,257
2016	9.092070	10.209545	12.29%	49,300
2015*	10.000000	9.092070	-9.08%	166,278
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.951958	10.178941	2.28%	2,295
2016*	10.000000	9.951958	-0.48%	14,352
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	10.783787	11.006378	2.06%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.122275	10.706911	5.78%	141,503
2016	9.527725	10.122275	6.24%	85,314
2015	9.878838	9.527725	-3.55%	47,828

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	14.434997	15.898164	10.14%	0
2016	12.967322	14.434997	11.32%	0
2015	14.058379	12.967322	-7.76%	653
2014	13.898406	14.058379	1.15%	15,947
2013	11.417487	13.898406	21.73%	16,401
2012	10.066065	11.417487	13.43%	13,466
2011	10.394889	10.066065	-3.16%	1,743
2010*	10.000000	10.394889	3.95%	6,196
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.104331	11.978092	7.87%	176,022
2016	9.901558	11.104331	12.15%	164,935
2015	10.831818	9.901558	-8.59%	102,071
2014	10.527604	10.831818	2.89%	131,227
2013*	10.000000	10.527604	5.28%	23,573
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.391245	13.235236	6.81%	26,002
2016	11.231074	12.391245	10.33%	17,299
2015	11.852145	11.231074	-5.24%	19,810
2014	11.400214	11.852145	3.96%	14,343
2013*	10.000000	11.400214	14.00%	8,472
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.502210	9.525822	0.25%	64,641
2016	9.385395	9.502210	1.24%	90,296
2015*	10.000000	9.385395	-6.15%	51,389
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.971319	11.093151	11.25%	2,697
2016	9.716673	9.971319	2.62%	2,730
2015	10.489923	9.716673	-7.37%	2,718
2014	10.261074	10.489923	2.23%	0
2013*	10.000000	10.261074	2.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.679150	9.639427	-0.41%	5,940
2016	9.747428	9.679150	-0.70%	4,344
2015	9.967273	9.747428	-2.21%	3,652
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.169109	6.596049	6.92%	77,907
2016	7.358894	6.169109	-16.17%	111,371
2015	7.599995	7.358894	-3.17%	100,858
2014	6.894358	7.599995	10.23%	21,053
2013	6.833094	6.894358	0.90%	9,796
2012	7.824763	6.833094	-12.67%	10,783
2011	8.706946	7.824763	-10.13%	4,631
2010	9.177511	8.706946	-5.13%	6,403
2009	9.721742	9.177511	-5.60%	10,737
2008*	10.000000	9.721742	-2.78%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	13.694520	15.469797	12.96%	17,168
2016	13.833010	13.694520	-1.00%	18,073
2015	13.890053	13.833010	-0.41%	26,153
2014	13.739103	13.890053	1.10%	16,212
2013	11.893245	13.739103	15.52%	13,248
2012	11.580127	11.893245	2.70%	21,961
2011	12.600951	11.580127	-8.10%	1,802
2010	11.520889	12.600951	9.37%	1,890
2009	9.202444	11.520889	25.19%	0
2008	15.788844	9.202444	-41.72%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	8.828991	9.002806	1.97%	25,736
2016	9.020325	8.828991	-2.12%	72,251
2015	9.005171	9.020325	0.17%	18,203
2014	8.748602	9.005171	2.93%	18,365
2013	8.750705	8.748602	-0.02%	16,942
2012	8.704219	8.750705	0.53%	64,868
2011	8.560465	8.704219	1.68%	9,216
2010	8.197290	8.560465	4.43%	6,026
2009	8.617833	8.197290	-4.88%	0
2008	10.780744	8.617833	-20.06%	485
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.798898	10.988958	1.76%	36,048
2016	10.113544	10.798898	6.78%	34,183
2015	10.208858	10.113544	-0.93%	104,743
2014	10.138722	10.208858	0.69%	94,660
2013*	10.000000	10.138722	1.39%	33,328
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.723358	11.583878	8.02%	8,131
2016	9.776880	10.723358	9.68%	26,713
2015	10.398508	9.776880	-5.98%	24,609
2014	10.001834	10.398508	3.97%	18,508
2013*	10.000000	10.001834	0.02%	108
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.035496	12.837294	16.33%	113,437
2016	11.515886	11.035496	-4.17%	159,548
2015	12.775433	11.515886	-9.86%	193,928
2014	13.711755	12.775433	-6.83%	190,640
2013	11.141610	13.711755	23.07%	171,597
2012	9.506060	11.141610	17.21%	206,702
2011	10.415801	9.506060	-8.73%	222,850
2010*	10.000000	10.415801	4.16%	148,019

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.601727	10.814437	25.72%	128,006
2016	7.240929	8.601727	18.79%	101,161
2015	9.209577	7.240929	-21.38%	37,899
2014	9.819462	9.209577	-6.21%	10,438
2013*	10.000000	9.819462	-1.81%	1,377
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.145921	10.819911	6.64%	30,481
2016	8.942338	10.145921	13.46%	41,342
2015	9.680843	8.942338	-7.63%	28,207
2014	9.994125	9.680843	-3.13%	15,978
2013*	10.000000	9.994125	-0.06%	313,274
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	10.132476	10.350807	2.15%	1,925
2016	9.880795	10.132476	2.55%	1,200
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.906224	11.971540	9.77%	526
2016*	10.000000	10.906224	9.06%	2,791
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	11.106842	12.080455	8.77%	21,703
2016	10.655324	11.106842	4.24%	32,103
2015	11.110834	10.655324	-4.10%	41,964
2014	10.836942	11.110834	2.53%	37,768
2013	10.151558	10.836942	6.75%	3,947
2012	9.447076	10.151558	7.46%	1,453
2011*	10.000000	9.447076	-5.53%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.452600	12.343862	7.78%	78,113
2016	10.530053	11.452600	8.76%	101,971
2015	10.834069	10.530053	-2.81%	75,897
2014	10.706386	10.834069	1.19%	53,434
2013	11.930733	10.706386	-10.26%	9,077
2012	10.291620	11.930733	15.93%	12,660
2011*	10.000000	10.291620	2.92%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.137950	11.221962	10.69%	26,866
2016	8.965633	10.137950	13.08%	24,166
2015	10.586013	8.965633	-15.31%	3,630
2014*	10.000000	10.586013	5.86%	19,683

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.754144	12.682991	7.90%	67,405
2016	11.588895	11.754144	1.43%	112,190
2015	11.952838	11.588895	-3.04%	68,149
2014	10.674735	11.952838	11.97%	44,554
2013	10.575287	10.674735	0.94%	26,071
2012	8.275118	10.575287	27.80%	6,025
2011*	10.000000	8.275118	-17.25%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.799743	12.317893	14.06%	2,912
2016	10.408615	10.799743	3.76%	5,307
2015	11.322599	10.408615	-8.07%	6,161
2014	11.287254	11.322599	0.31%	5,114
2013	9.914704	11.287254	13.84%	3,097
2012	8.866943	9.914704	11.82%	607
2011*	10.000000	8.866943	-11.33%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.116327	16.076820	13.89%	484,385
2016	13.167458	14.116327	7.21%	408,839
2015	13.257899	13.167458	-0.68%	375,462
2014	12.839566	13.257899	3.26%	207,103
2013	10.589226	12.839566	21.25%	120,965
2012	9.304874	10.589226	13.80%	11,383
2011*	10.000000	9.304874	-6.95%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.382024	10.928684	16.49%	0
2016	9.263430	9.382024	1.28%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.561962	11.090100	5.00%	7,530
2016	9.406971	10.561962	12.28%	7,538
2015	9.820864	9.406971	-4.21%	7,546
2014*	10.000000	9.820864	-1.79%	7,851
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.984679	13.479044	22.71%	17,420
2016*	10.000000	10.984679	9.85%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.978337	10.120433	1.42%	441,408
2016	9.920899	9.978337	0.58%	148,436
2015	10.073068	9.920899	-1.51%	36,637

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	15.193818	17.902559	17.83%	13,576
2016	14.255721	15.193818	6.58%	25,700
2015	14.753660	14.255721	-3.38%	58,834
2014	14.355629	14.753660	2.77%	66,549
2013	11.273492	14.355629	27.34%	70,422
2012	9.868901	11.273492	14.23%	179
2011	10.717802	9.868901	-7.92%	242
2010*	10.000000	10.717802	7.18%	12,163
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.006016	14.333652	10.21%	91,288
2016	12.462381	13.006016	4.36%	86,397
2015	12.807136	12.462381	-2.69%	79,578
2014	12.485434	12.807136	2.58%	58,369
2013	11.072007	12.485434	12.77%	29,852
2012	10.136960	11.072007	9.22%	3,739
2011	10.447198	10.136960	-2.97%	1,772
2010*	10.000000	10.447198	4.47%	941
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	14.104395	16.064952	13.90%	188,661
2016	13.362036	14.104395	5.56%	198,494
2015	13.769170	13.362036	-2.96%	168,161
2014	13.372028	13.769170	2.97%	115,594
2013	11.213856	13.372028	19.25%	43,066
2012	10.033564	11.213856	11.76%	2,474
2011	10.565830	10.033564	-5.04%	22,378
2010*	10.000000	10.565830	5.66%	35,123
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.401933	11.927371	4.61%	124,129
2016	11.081516	11.401933	2.89%	190,136
2015	11.350744	11.081516	-2.37%	273,798
2014	11.168536	11.350744	1.63%	299,792
2013	10.822075	11.168536	3.20%	51,116
2012	10.236464	10.822075	5.72%	47,272
2011	10.262999	10.236464	-0.26%	71,368
2010*	10.000000	10.262999	2.63%	23,042
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.099833	11.400454	12.88%	0
2016	9.728235	10.099833	3.82%	16,014
2015	10.335251	9.728235	-5.87%	18,348
2014	10.276391	10.335251	0.57%	1,758
2013*	10.000000	10.276391	2.76%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.047456	11.640291	15.85%	97,256
2016	9.618044	10.047456	4.46%	99,048
2015	10.280775	9.618044	-6.45%	97,798
2014	10.348379	10.280775	-0.65%	5,377
2013*	10.000000	10.348379	3.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.567182	15.208003	12.09%	357,443
2016	12.923239	13.567182	4.98%	662,233
2015	13.281632	12.923239	-2.70%	884,698
2014	12.914271	13.281632	2.84%	601,433
2013	11.146326	12.914271	15.86%	609,937
2012	10.086099	11.146326	10.51%	10,639
2011	10.499887	10.086099	-3.94%	10,581
2010*	10.000000	10.499887	5.00%	7,609
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	14.472552	16.806524	16.13%	25,257
2016	13.676452	14.472552	5.82%	177,859
2015	14.118780	13.676452	-3.13%	332,092
2014	13.729351	14.118780	2.84%	11,491
2013	11.232686	13.729351	22.23%	384,447
2012	9.967692	11.232686	12.69%	9,406
2011	10.631229	9.967692	-6.24%	19,685
2010*	10.000000	10.631229	6.31%	10,708
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.523375	13.534954	8.08%	216,107
2016	12.012408	12.523375	4.25%	244,687
2015	12.345451	12.012408	-2.70%	258,297
2014	12.060240	12.345451	2.36%	497,917
2013	11.023648	12.060240	9.40%	193,835
2012	10.185968	11.023648	8.22%	9,033
2011	10.384560	10.185968	-1.91%	6,528
2010*	10.000000	10.384560	3.85%	6,709
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.657271	10.876755	2.06%	107,085
2016	10.485780	10.657271	1.64%	160,051
2015	10.717122	10.485780	-2.16%	257,524
2014	10.389726	10.717122	3.15%	100,523
2013	10.785006	10.389726	-3.67%	74,725
2012	10.237673	10.785006	5.35%	117,506
2011*	10.000000	10.237673	2.38%	50,436
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.458390	14.444926	15.95%	44,561
2016	11.371857	12.458390	9.55%	69,364
2015	11.939824	11.371857	-4.76%	67,994
2014	11.771835	11.939824	1.43%	58,171
2013*	10.000000	11.771835	17.72%	11,813

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.914808	13.339723	11.96%	54,782
2016	11.137481	11.914808	6.98%	72,043
2015	11.527405	11.137481	-3.38%	80,710
2014	11.506897	11.527405	0.18%	69,221
2013*	10.000000	11.506897	15.07%	3,148
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.432391	11.735887	39.18%	27,660
2016	7.959263	8.432391	5.94%	25,689
2015	9.633903	7.959263	-17.38%	110,344
2014*	10.000000	9.633903	-3.66%	29,424
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.871732	9.911666	0.40%	62,272
2016	9.963005	9.871732	-0.92%	189,631
2015	10.141178	9.963005	-1.76%	256,167
2014*	10.000000	10.141178	1.41%	37,472
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.893133	8.765684	-1.43%	1,770,241
2016	9.041740	8.893133	-1.64%	995,280
2015	9.193430	9.041740	-1.65%	2,106,872
2014	9.347663	9.193430	-1.65%	2,667,068
2013	9.504481	9.347663	-1.65%	1,106,339
2012	9.664374	9.504481	-1.65%	2,084,332
2011	9.826056	9.664374	-1.65%	1,817,061
2010	9.990888	9.826056	-1.65%	405,863
2009*	10.000000	9.990888	-0.09%	211,472
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.404456	11.551606	22.83%	111,144
2016	9.474376	9.404456	-0.74%	58,710
2015	9.726665	9.474376	-2.59%	115,571
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.827457	12.611946	16.48%	29,623
2016	10.056465	10.827457	7.67%	13,188
2015	10.328277	10.056465	-2.63%	2,451
2014*	10.000000	10.328277	3.28%	7,644
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.502780	11.479773	9.30%	93,910
2016	10.045367	10.502780	4.55%	92,089
2015	10.231667	10.045367	-1.82%	92,337
2014*	10.000000	10.231667	2.32%	20,491
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.685988	12.066587	12.92%	58,968
2016	10.084307	10.685988	5.97%	68,328
2015	10.308323	10.084307	-2.17%	50,094
2014*	10.000000	10.308323	3.08%	83,459

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.249869	10.654088	3.94%	317,172
2016	9.995195	10.249869	2.55%	379,961
2015	10.136047	9.995195	-1.39%	403,569
2014*	10.000000	10.136047	1.36%	177,419
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.224408	11.467155	12.15%	6,387
2016	9.834155	10.224408	3.97%	13,513
2015	10.334098	9.834155	-4.84%	7,126
2014	10.255615	10.334098	0.77%	0
2013*	10.000000	10.255615	2.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.260378	11.803383	15.04%	0
2016	9.754053	10.260378	5.19%	1,656
2015	10.326112	9.754053	-5.54%	4,702
2014	10.320430	10.326112	0.06%	4,113
2013*	10.000000	10.320430	3.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.634940	11.812104	11.07%	400,638
2016	10.091997	10.634940	5.38%	526,393
2015	10.295774	10.091997	-1.98%	320,696
2014*	10.000000	10.295774	2.96%	60,219
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.728606	12.312054	14.76%	48,249
2016	10.055266	10.728606	6.70%	89,150
2015	10.299134	10.055266	-2.37%	22,186
2014*	10.000000	10.299134	2.99%	18,928
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.453557	11.228614	7.41%	127,319
2016	10.055027	10.453557	3.96%	212,605
2015	10.226854	10.055027	-1.68%	114,355
2014*	10.000000	10.226854	2.27%	12,000
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	9.967422	12.457112	24.98%	8,960
2016	9.808108	9.967422	1.62%	9,339
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.479317	13.072001	13.87%	122,326
2016	9.702734	11.479317	18.31%	95,554
2015	10.122039	9.702734	-4.14%	46,411

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.964926	10.421500	4.58%	91,164
2016	9.325305	9.964926	6.86%	53,714
2015	9.763968	9.325305	-4.49%	96,450
2014	9.556628	9.763968	2.17%	105,339
2013*	10.000000	9.556628	-4.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	12.166599	15.022228	23.47%	14,049
2016	12.683673	12.166599	-4.08%	19,443
2015	12.981459	12.683673	-2.29%	24,005
2014	13.380173	12.981459	-2.98%	30,053
2013	11.236289	13.380173	19.08%	32,171
2012	9.890226	11.236289	13.61%	5,926
2011	11.126632	9.890226	-11.11%	1,143
2010*	10.000000	11.126632	11.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.639529	10.412286	20.52%	42,250
2016	8.367264	8.639529	3.25%	46,639
2015	8.988151	8.367264	-6.91%	49,828
2014*	10.000000	8.988151	-10.12%	36,857
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	17.026432	21.749998	27.74%	17,815
2016	16.973506	17.026432	0.31%	37,469
2015	16.734538	16.973506	1.43%	28,747
2014	15.447604	16.734538	8.33%	26,303
2013	11.685291	15.447604	32.20%	4,225
2012	10.230545	11.685291	14.22%	84
2011	10.749303	10.230545	-4.83%	234
2010*	10.000000	10.749303	7.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	17.082748	19.214708	12.48%	44,053
2016	14.967003	17.082748	14.14%	50,971
2015	15.759715	14.967003	-5.03%	46,495
2014	14.535237	15.759715	8.42%	37,952
2013	10.945181	14.535237	32.80%	3,882
2012	9.464309	10.945181	15.65%	91
2011	10.247086	9.464309	-7.64%	369
2010*	10.000000	10.247086	2.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	16.880182	21.171943	25.42%	21,296
2016	16.182651	16.880182	4.31%	36,195
2015	16.511242	16.182651	-1.99%	121,502
2014	16.186185	16.511242	2.01%	31,380
2013	11.873679	16.186185	36.32%	9,703
2012	10.531112	11.873679	12.75%	786
2011	11.206236	10.531112	-6.02%	607
2010*	10.000000	11.206236	12.06%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	20.067481	22.468749	11.97%	34,997
2016	17.350571	20.067481	15.66%	47,510
2015	18.165883	17.350571	-4.49%	35,003
2014	15.784166	18.165883	15.09%	56,721
2013	11.828675	15.784166	33.44%	46,142
2012	10.337789	11.828675	14.42%	1,989
2011	10.760670	10.337789	-3.93%	178
2010*	10.000000	10.760670	7.61%	509
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.626749	14.285822	22.87%	32,551
2016	10.914808	11.626749	6.52%	29,816
2015	11.014655	10.914808	-0.91%	43,255
2014*	10.000000	11.014655	10.15%	8,075
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	12.273074	13.165185	7.27%	44,652
2016	9.908766	12.273074	23.86%	61,997
2015	10.720673	9.908766	-7.57%	40,808
2014*	10.000000	10.720673	7.21%	35,026
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	12.156458	13.569081	11.62%	13,736
2016	10.062353	12.156458	20.81%	15,521
2015	10.401266	10.062353	-3.26%	9,715
2014*	10.000000	10.401266	4.01%	36,993
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.816844	14.007775	18.54%	162,636
2016	10.786094	11.816844	9.56%	16,425
2015	10.865417	10.786094	-0.73%	16,861
2014*	10.000000	10.865417	8.65%	21,189
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.503198	12.008982	4.40%	13,417
2016	10.912424	11.503198	5.41%	34,796
2015	11.761235	10.912424	-7.22%	42,529
2014	9.298509	11.761235	26.49%	19,127
2013*	10.000000	9.298509	-7.01%	3,197
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	11.045838	13.203147	19.53%	334,263
2016	10.057421	11.045838	9.83%	285,508
2015	10.108576	10.057421	-0.51%	289,749

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.722404	9.713426	-0.09%	64,378
2016	9.644746	9.722404	0.81%	70,223
2015	9.840120	9.644746	-1.99%	58,002
2014	9.956039	9.840120	-1.16%	58,274
2013	10.112406	9.956039	-1.55%	45,307
2012	9.932513	10.112406	1.81%	10,556
2011*	10.000000	9.932513	-0.67%	2,675
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.352317	12.748937	12.30%	241,651
2016	9.549221	11.352317	18.88%	78,525
2015	10.207781	9.549221	-6.45%	18,016
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.158214	9.609360	4.93%	2,407
2016	9.371863	9.158214	-2.28%	8,283
2015	10.036999	9.371863	-6.63%	8,087
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.721359	10.551003	8.53%	10,825
2016	9.050024	9.721359	7.42%	7,437
2015	9.932066	9.050024	-8.88%	7,437
2014	10.128681	9.932066	-1.94%	23,154
2013*	10.000000	10.128681	1.29%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	10.190926	10.310730	1.18%	713,151
2016	9.153798	10.190926	11.33%	720,795
2015	9.616005	9.153798	-4.81%	605,879
2014	9.642136	9.616005	-0.27%	717,273
2013*	10.000000	9.642136	-3.58%	447,090
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	10.044786	10.088483	0.44%	108,199
2016	9.785116	10.044786	2.65%	126,255
2015	10.205263	9.785116	-4.12%	172,131
2014	10.489355	10.205263	-2.71%	272,495
2013	10.196065	10.489355	2.88%	310,795
2012*	10.000000	10.196065	1.96%	1,531,375
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.459421	15.364527	34.08%	49,631
2016	11.669488	11.459421	-1.80%	49,720
2015	11.444970	11.669488	1.96%	44,888
2014	11.402558	11.444970	0.37%	23,841
2013*	10.000000	11.402558	14.03%	3,638

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.362553	11.555613	11.51%	112,483
2016	9.331646	10.362553	11.05%	122,665
2015	10.448212	9.331646	-10.69%	122,187
2014	10.575410	10.448212	-1.20%	266,704
2013	10.741085	10.575410	-1.54%	308,186
2012	9.513088	10.741085	12.91%	229,765
2011*	10.000000	9.513088	-4.87%	7,635
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.373502	6.396945	0.37%	19,779
2016	5.641176	6.373502	12.98%	21,052
2015	7.716070	5.641176	-26.89%	22,112
2014	9.640744	7.716070	-19.96%	18,017
2013	11.493877	9.640744	-16.12%	19,176
2012	11.117508	11.493877	3.39%	20,888
2011	12.225930	11.117508	-9.07%	20,759
2010*	10.000000	12.225930	22.26%	22,228
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.473693	13.468318	7.97%	34,891
2016	11.202227	12.473693	11.35%	20,208
2015	11.666088	11.202227	-3.98%	19,968
2014	11.697509	11.666088	-0.27%	48,350
2013	12.794706	11.697509	-8.58%	50,511
2012	11.047177	12.794706	15.82%	76,725
2011	10.575227	11.047177	4.46%	48,272
2010*	10.000000	10.575227	5.75%	25,772
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.074150	0.74%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.042968	10.938046	8.91%	4,537
2016	9.922894	10.042968	1.21%	2,871
2015	10.869292	9.922894	-8.71%	4,251
2014	11.018478	10.869292	-1.35%	2,373
2013	11.990765	11.018478	-8.11%	3,662
2012	11.586236	11.990765	3.49%	3,217
2011	10.865613	11.586236	6.63%	4,063
2010*	10.000000	10.865613	8.66%	1,946
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.506316	11.213951	6.74%	51,645
2016	10.276942	10.506316	2.23%	78,269
2015	10.899938	10.276942	-5.72%	75,584
2014	10.848629	10.899938	0.47%	103,929
2013	12.064082	10.848629	-10.07%	67,543
2012	11.479232	12.064082	5.09%	55,322
2011	10.861488	11.479232	5.69%	36,743
2010*	10.000000	10.861488	8.61%	19,956

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	13.568154	14.214296	4.76%	98,371
2016	12.278294	13.568154	10.51%	408,532
2015	12.709109	12.278294	-3.39%	123,299
2014	12.517658	12.709109	1.53%	76,431
2013	12.049324	12.517658	3.89%	635,785
2012	10.729047	12.049324	12.31%	606,199
2011	10.566840	10.729047	1.54%	2,178,760
2010*	10.000000	10.566840	5.67%	122,165
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.355032	3.55%	14,936
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.731230	9.690948	-0.41%	69,065
2016	9.766586	9.731230	-0.36%	126,553
2015	9.909745	9.766586	-1.44%	94,664
2014	10.001156	9.909745	-0.91%	98,649
2013	10.192616	10.001156	-1.88%	75,016
2012	9.800520	10.192616	4.00%	66,060
2011*	10.000000	9.800520	-1.99%	36,959
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.560804	10.887371	3.09%	169,030
2016	10.467077	10.560804	0.90%	266,933
2015	10.607078	10.467077	-1.32%	224,075
2014	10.353544	10.607078	2.45%	172,272
2013	10.747901	10.353544	-3.67%	193,302
2012	9.980493	10.747901	7.69%	697,907
2011*	10.000000	9.980493	-0.20%	9,530
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.991289	10.308972	3.18%	10,145
2016	9.708653	9.991289	2.91%	10,365
2015	10.051235	9.708653	-3.41%	63,359
2014	9.927661	10.051235	1.24%	98,504
2013*	10.000000	9.927661	-0.72%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	13.453280	14.160650	5.26%	753
2016	12.021603	13.453280	11.91%	753
2015	12.763918	12.021603	-5.82%	753
2014	13.016607	12.763918	-1.94%	4,402
2013	11.837502	13.016607	9.96%	4,402
2012	10.403709	11.837502	13.78%	7,795
2011	10.797041	10.403709	-3.64%	38,833
2010*	10.000000	10.797041	7.97%	8,541

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	14.169446	14.604432	3.07%	103,257
2016	13.216938	14.169446	7.21%	366,273
2015	13.417996	13.216938	-1.50%	46,898
2014	13.331275	13.417996	0.65%	107,009
2013	12.320593	13.331275	8.20%	789,020
2012	10.977231	12.320593	12.24%	768,245
2011	10.862793	10.977231	1.05%	15,189
2010*	10.000000	10.862793	8.63%	103,585
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.735684	11.416820	30.69%	1,532
2016	8.825349	8.735684	-1.02%	701
2015	9.902257	8.825349	-10.88%	6,895
2014	10.228857	9.902257	-3.19%	13,228
2013	9.046067	10.228857	13.08%	283
2012	7.965382	9.046067	13.57%	4,489
2011	11.093814	7.965382	-28.20%	1,478
2010*	10.000000	11.093814	10.94%	48,842
ProFunds - ProFund VP Banks - Q/NQ
2017	16.514442	19.153220	15.98%	5,962
2016	13.625653	16.514442	21.20%	23,936
2015	13.914519	13.625653	-2.08%	0
2014	12.817884	13.914519	8.56%	18,014
2013	9.765662	12.817884	31.25%	11,990
2012	7.443388	9.765662	31.20%	16,406
2011*	10.000000	7.443388	-25.57%	8,644
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	9.443035	11.419873	20.93%	531,310
2016	8.102761	9.443035	16.54%	130,693
2015	9.571315	8.102761	-15.34%	19,657
2014	9.570534	9.571315	0.01%	58,453
2013	8.216576	9.570534	16.48%	16,611
2012	7.701232	8.216576	6.69%	7,062
2011*	10.000000	7.701232	-22.99%	7,871
ProFunds - ProFund VP Bear - Q/NQ
2017	3.206268	2.586928	-19.32%	0
2016	3.749339	3.206268	-14.48%	3,536
2015	4.009657	3.749339	-6.49%	0
2014	4.754362	4.009657	-15.66%	152,551
2013	6.581672	4.754362	-27.76%	147,960
2012	8.024075	6.581672	-17.98%	3,387
2011	8.953941	8.024075	-10.38%	6,463
2010*	10.000000	8.953941	-10.46%	24,969

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	23.047542	27.778313	20.53%	4,890
2016	27.724505	23.047542	-16.87%	6,202
2015	27.288978	27.724505	1.60%	12,056
2014	21.388514	27.288978	27.59%	23,167
2013	12.912564	21.388514	65.64%	30,256
2012	9.331171	12.912564	38.38%	20,075
2011*	10.000000	9.331171	-6.69%	2,771
ProFunds - ProFund VP Bull - Q/NQ
2017	16.837946	19.764177	17.38%	52,334
2016	15.611509	16.837946	7.86%	116,534
2015	15.946470	15.611509	-2.10%	161,440
2014	14.545813	15.946470	9.63%	213,049
2013	11.398123	14.545813	27.62%	119,408
2012	10.176378	11.398123	12.01%	138,491
2011	10.346671	10.176378	-1.65%	51,825
2010*	10.000000	10.346671	3.47%	57,308
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	15.365126	17.387431	13.16%	12,990
2016	15.087624	15.365126	1.84%	15,542
2015	14.727592	15.087624	2.44%	68,332
2014	13.585259	14.727592	8.41%	35,569
2013	10.753514	13.585259	26.33%	14,228
2012	9.863222	10.753514	9.03%	3,796
2011*	10.000000	9.863222	-1.37%	161
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	18.532585	21.575638	16.42%	177,203
2016	18.085724	18.532585	2.47%	56,150
2015	17.565408	18.085724	2.96%	57,320
2014	15.881145	17.565408	10.61%	59,337
2013	11.544697	15.881145	37.56%	39,487
2012	9.614061	11.544697	20.08%	19,061
2011*	10.000000	9.614061	-3.86%	1,263
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	7.054437	9.246009	31.07%	250,230
2016	6.461111	7.054437	9.18%	72,917
2015	7.949942	6.461111	-18.73%	20,415
2014	8.369624	7.949942	-5.01%	15,756
2013	9.094150	8.369624	-7.97%	36,212
2012	8.676987	9.094150	4.81%	7,069
2011	10.987308	8.676987	-21.03%	7,612
2010*	10.000000	10.987308	9.87%	18,407

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	10.852636	12.778113	17.74%	6,432
2016	10.234942	10.852636	6.04%	14,753
2015	11.676894	10.234942	-12.35%	28,049
2014	12.996693	11.676894	-10.15%	12,147
2013	10.864136	12.996693	19.63%	19,423
2012	9.474426	10.864136	14.67%	4,982
2011	10.572550	9.474426	-10.39%	1,793
2010*	10.000000	10.572550	5.73%	0
ProFunds - ProFund VP Financials - Q/NQ
2017	16.052534	18.660264	16.24%	63,610
2016	14.152914	16.052534	13.42%	80,579
2015	14.608693	14.152914	-3.12%	97,901
2014	13.154580	14.608693	11.05%	44,195
2013	10.126774	13.154580	29.90%	11,175
2012	8.255376	10.126774	22.67%	1,523
2011*	10.000000	8.255376	-17.45%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	18.028658	21.441154	18.93%	57,301
2016	19.104661	18.028658	-5.63%	37,633
2015	18.496068	19.104661	3.29%	67,274
2014	15.203284	18.496068	21.66%	82,333
2013	11.060737	15.203284	37.45%	45,565
2012	9.579355	11.060737	15.46%	9,044
2011*	10.000000	9.579355	-4.21%	5,904
ProFunds - ProFund VP Industrials - Q/NQ
2017	15.375070	18.509167	20.38%	247,081
2016	13.298856	15.375070	15.61%	121,153
2015	14.000881	13.298856	-5.01%	110,399
2014	13.483727	14.000881	3.84%	35,783
2013	9.921128	13.483727	35.91%	68,145
2012	8.711513	9.921128	13.89%	20,257
2011*	10.000000	8.711513	-12.88%	7,701
ProFunds - ProFund VP International - Q/NQ
2017	10.222353	12.245645	19.79%	185,991
2016	10.490458	10.222353	-2.56%	10,595
2015	11.055939	10.490458	-5.11%	1,607
2014	12.233344	11.055939	-9.62%	22,270
2013	10.409418	12.233344	17.52%	65,867
2012	9.129738	10.409418	14.02%	22,726
2011	10.836596	9.129738	-15.75%	5,833
2010*	10.000000	10.836596	8.37%	2,996

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2017	18.119520	24.246286	33.81%	45,106
2016	17.457411	18.119520	3.79%	56,257
2015	14.748485	17.457411	18.37%	65,108
2014	14.829590	14.748485	-0.55%	9,052
2013	9.938843	14.829590	49.21%	29,076
2012	8.438186	9.938843	17.78%	5,259
2011*	10.000000	8.438186	-15.62%	721
ProFunds - ProFund VP Japan - Q/NQ
2017	13.121399	15.286808	16.50%	6,852
2016	13.286099	13.121399	-1.24%	14,079
2015	12.767370	13.286099	4.06%	17,083
2014	12.575855	12.767370	1.52%	30,999
2013	8.625917	12.575855	45.79%	40,436
2012	7.133768	8.625917	20.92%	1,507
2011	8.904049	7.133768	-19.88%	240
2010*	10.000000	8.904049	-10.96%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	20.387531	26.142294	28.23%	41,502
2016	19.693567	20.387531	3.52%	45,640
2015	18.634808	19.693567	5.68%	22,107
2014	16.193549	18.634808	15.08%	51,205
2013	12.262304	16.193549	32.06%	44,902
2012	10.727237	12.262304	14.31%	9,712
2011	10.750388	10.727237	-0.22%	8,285
2010*	10.000000	10.750388	7.50%	5,889
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	11.066961	10.539344	-4.77%	99,836
2016	9.060825	11.066961	22.14%	101,339
2015	12.023059	9.060825	-24.64%	91,305
2014	13.715370	12.023059	-12.34%	47,412
2013	11.239854	13.715370	22.02%	1,092
2012	11.107068	11.239854	1.20%	9,637
2011	11.044935	11.107068	0.56%	522
2010*	10.000000	11.044935	10.45%	1,851
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	16.861301	18.301489	8.54%	4,823
2016	17.808335	16.861301	-5.32%	9,750
2015	17.336796	17.808335	2.72%	18,967
2014	14.768453	17.336796	17.39%	18,769
2013	11.408093	14.768453	29.46%	6,931
2012	10.370516	11.408093	10.01%	12,684
2011*	10.000000	10.370516	3.71%	6,989

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.211842	3.325727	3.55%	38,809
2016	2.095776	3.211842	53.25%	28,992
2015	3.173582	2.095776	-33.96%	10,454
2014	4.238438	3.173582	-25.12%	23,284
2013	6.944900	4.238438	-38.97%	41,280
2012	8.263837	6.944900	-15.96%	92,286
2011*	10.000000	8.263837	-17.36%	82,939
ProFunds - ProFund VP Real Estate - Q/NQ
2017	13.242607	14.073114	6.27%	42,458
2016	12.735140	13.242607	3.98%	38,723
2015	12.906963	12.735140	-1.33%	178,928
2014	10.497308	12.906963	22.95%	106,955
2013	10.663579	10.497308	-1.56%	3,189
2012	9.253728	10.663579	15.24%	22,308
2011*	10.000000	9.253728	-7.46%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.505842	3.037629	-13.36%	8,210
2016	3.758509	3.505842	-6.72%	32,321
2015	3.883204	3.758509	-3.21%	8,210
2014	5.661528	3.883204	-31.41%	8,210
2013	4.942176	5.661528	14.56%	8,210
2012	5.399812	4.942176	-8.48%	11,370
2011	8.784650	5.399812	-38.53%	3,207
2010*	10.000000	8.784650	-12.15%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	17.265291	23.018998	33.33%	13,971
2016	13.745552	17.265291	25.61%	14,341
2015	14.389981	13.745552	-4.48%	887
2014	10.875920	14.389981	32.31%	31,284
2013	8.284877	10.875920	31.27%	1,669
2012	8.790714	8.284877	-5.75%	698
2011*	10.000000	8.790714	-12.09%	3,767
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.550345	4.648778	-29.03%	151
2016	7.951295	6.550345	-17.62%	33
2015	7.249622	7.951295	9.68%	966
2014	7.593683	7.249622	-4.53%	481
2013	7.738909	7.593683	-1.88%	481
2012	9.049552	7.738909	-14.48%	0
2011	8.314589	9.049552	8.84%	0
2010*	10.000000	8.314589	-16.85%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2017	4.607267	3.596335	-21.94%	0
2016	4.977895	4.607267	-7.45%	0
2015	5.260363	4.977895	-5.37%	57
2014	5.202950	5.260363	1.10%	4,249
2013	6.697214	5.202950	-22.31%	0
2012	8.528961	6.697214	-21.48%	0
2011	8.518131	8.528961	0.13%	0
2010*	10.000000	8.518131	-14.82%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.534219	1.863232	-26.48%	0
2016	2.864818	2.534219	-11.54%	7,606
2015	3.349862	2.864818	-14.48%	0
2014	4.224969	3.349862	-20.71%	6,673
2013	6.085179	4.224969	-30.57%	0
2012	7.619762	6.085179	-20.14%	0
2011	8.653899	7.619762	-11.95%	246
2010*	10.000000	8.653899	-13.46%	3,314
ProFunds - ProFund VP Technology - Q/NQ
2017	15.979727	21.246775	32.96%	198,960
2016	14.462026	15.979727	10.49%	17,964
2015	14.359678	14.462026	0.71%	89,178
2014	12.361265	14.359678	16.17%	103,877
2013	10.039412	12.361265	23.13%	48,129
2012	9.254311	10.039412	8.48%	39,106
2011*	10.000000	9.254311	-7.46%	6,793
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	14.172533	13.643321	-3.73%	1,767
2016	11.844508	14.172533	19.65%	15,023
2015	11.862709	11.844508	-0.15%	8,968
2014	11.993878	11.862709	-1.09%	13,756
2013	10.881738	11.993878	10.22%	6,247
2012	9.496117	10.881738	14.59%	7,005
2011*	10.000000	9.496117	-5.04%	672
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	14.305044	15.404436	7.69%	603
2016	14.589265	14.305044	-1.95%	603
2015	15.720808	14.589265	-7.20%	512
2014	11.719474	15.720808	34.14%	1,079
2013	14.731481	11.719474	-20.45%	16,382
2012	14.834932	14.731481	-0.70%	3,956
2011	10.510068	14.834932	41.15%	19,283
2010*	10.000000	10.510068	5.10%	2,576

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	40.765395	67.492898	65.56%	860
2016	38.157303	40.765395	6.84%	1,226
2015	34.151638	38.157303	11.73%	612
2014	25.562867	34.151638	33.60%	0
2013	14.516775	25.562867	76.09%	19,260
2012	11.035818	14.516775	31.54%	5,277
2011	11.356223	11.035818	-2.82%	560
2010*	10.000000	11.356223	13.56%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.652327	0.353273	-45.84%	78
2016	0.831240	0.652327	-21.52%	78
2015	1.146155	0.831240	-27.48%	2,407
2014	1.813962	1.146155	-36.81%	0
2013	3.590822	1.813962	-49.48%	0
2012	5.636707	3.590822	-36.30%	0
2011	7.364265	5.636707	-23.46%	0
2010*	10.000000	7.364265	-26.36%	0
ProFunds - ProFund VP Utilities - Q/NQ
2017	15.277434	16.624764	8.82%	22,147
2016	13.498064	15.277434	13.18%	32,788
2015	14.663373	13.498064	-7.95%	20,111
2014	11.843645	14.663373	23.81%	25,845
2013	10.627470	11.843645	11.44%	14,103
2012	10.790926	10.627470	-1.51%	12,171
2011*	10.000000	10.790926	7.91%	8,675
Rydex Variable Trust - Banking Fund - Q/NQ
2017	9.516547	10.528477	10.63%	7,399
2016	7.603521	9.516547	25.16%	10,504
2015	8.126080	7.603521	-6.43%	4,291
2014	7.989275	8.126080	1.71%	4,291
2013	6.288140	7.989275	27.05%	4,291
2012	5.147319	6.288140	22.16%	75,911
2011	6.729606	5.147319	-23.51%	1,378
2010	6.053202	6.729606	11.17%	45,174
2009	6.373762	6.053202	-5.03%	0
2008	11.015561	6.373762	-42.14%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	21.903665	26.161159	19.44%	13,902
2016	17.018107	21.903665	28.71%	21,265
2015	20.923033	17.018107	-18.66%	3,174
2014	21.667593	20.923033	-3.44%	9,699
2013	21.759296	21.667593	-0.42%	3,299
2012	19.982364	21.759296	8.89%	30,514
2011	24.320164	19.982364	-17.84%	3,737
2010	19.520894	24.320164	24.59%	28,098
2009	12.767714	19.520894	52.89%	485
2008	23.776702	12.767714	-46.30%	1,668

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	24.191728	30.798555	27.31%	15,794
2016	30.616231	24.191728	-20.98%	14,992
2015	28.698291	30.616231	6.68%	15,634
2014	21.989930	28.698291	30.51%	12,390
2013	14.499474	21.989930	51.66%	5,886
2012	10.842008	14.499474	33.73%	6,938
2011	9.967840	10.842008	8.77%	12,966
2010	9.155218	9.967840	8.88%	6,066
2009	7.866176	9.155218	16.39%	393
2008	9.065907	7.866176	-13.23%	2,904
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	2.088269	2.144900	2.71%	7,891
2016	1.923149	2.088269	8.59%	40,612
2015	2.953908	1.923149	-34.89%	22,423
2014	4.551513	2.953908	-35.10%	47,255
2013	4.781424	4.551513	-4.81%	35,596
2012	4.931262	4.781424	-3.04%	56,237
2011	5.370660	4.931262	-8.18%	35,029
2010	5.054825	5.370660	6.25%	30,113
2009	4.607014	5.054825	9.72%	0
2008	9.189605	4.607014	-49.87%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	29.925934	32.826783	9.69%	2,648
2016	28.863083	29.925934	3.68%	31,991
2015	27.628130	28.863083	4.47%	59,319
2014	24.942216	27.628130	10.77%	18,998
2013	19.774015	24.942216	26.14%	10,533
2012	18.438406	19.774015	7.24%	12,861
2011	16.479013	18.438406	11.89%	7,285
2010	14.286337	16.479013	15.35%	7,192
2009	12.194620	14.286337	17.15%	1,960
2008	16.185068	12.194620	-24.66%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	23.727643	36.994092	55.91%	2,413
2016	18.454782	23.727643	28.57%	1,745
2015	19.590706	18.454782	-5.80%	4,715
2014	17.053817	19.590706	14.88%	15,683
2013	10.657513	17.053817	60.02%	25,361
2012	9.250662	10.657513	15.21%	31,130
2011	8.621931	9.250662	7.29%	34,342
2010	7.036473	8.621931	22.53%	24,439
2009	5.227270	7.036473	34.61%	745
2008	13.883479	5.227270	-62.35%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	13.183099	16.993633	28.90%	10,314
2016	10.779936	13.183099	22.29%	6,677
2015	10.734979	10.779936	0.42%	4,443
2014	8.821112	10.734979	21.70%	6,505
2013	6.641109	8.821112	32.83%	4,173
2012	6.682572	6.641109	-0.62%	8,861
2011	8.135952	6.682572	-17.86%	700
2010	7.550887	8.135952	7.75%	14,020
2009	4.467638	7.550887	69.01%	3,140
2008	9.105769	4.467638	-50.94%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2017	18.434309	16.995100	-7.81%	15,280
2016	14.267399	18.434309	29.21%	42,695
2015	20.791252	14.267399	-31.38%	48,082
2014	25.978803	20.791252	-19.97%	34,703
2013	21.393851	25.978803	21.43%	17,280
2012	21.243260	21.393851	0.71%	18,920
2011	22.940606	21.243260	-7.40%	20,207
2010	19.592264	22.940606	17.09%	25,856
2009	14.383438	19.592264	36.21%	123
2008	27.101364	14.383438	-46.93%	737
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	16.520977	13.219569	-19.98%	12,681
2016	13.639644	16.520977	21.12%	27,006
2015	20.305741	13.639644	-32.83%	24,026
2014	29.220020	20.305741	-30.51%	25,537
2013	23.981238	29.220020	21.85%	14,641
2012	24.286526	23.981238	-1.26%	7,178
2011	27.223175	24.286526	-10.79%	9,459
2010	21.959607	27.223175	23.97%	27,695
2009	13.747154	21.959607	59.74%	109
2008	32.970157	13.747154	-58.30%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	8.550380	10.815067	26.49%	1,259
2016	9.207060	8.550380	-7.13%	1,807
2015	10.086443	9.207060	-8.72%	2,237
2014	11.719670	10.086443	-13.94%	355
2013	9.618151	11.719670	21.85%	4,536
2012	8.038715	9.618151	19.65%	4,437
2011	9.631287	8.038715	-16.54%	2,029
2010	10.975469	9.631287	-12.25%	31,838
2009	8.226749	10.975469	33.41%	0
2008	18.531740	8.226749	-55.61%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	12.137091	13.796551	13.67%	11,686
2016	10.653997	12.137091	13.92%	51,239
2015	11.282521	10.653997	-5.57%	46,604
2014	10.189962	11.282521	10.72%	25,003
2013	8.122643	10.189962	25.45%	5,851
2012	6.732114	8.122643	20.66%	18,342
2011	8.045629	6.732114	-16.33%	6,755
2010	7.153068	8.045629	12.48%	427
2009	6.077049	7.153068	17.71%	709
2008	11.893483	6.077049	-48.90%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	18.117318	19.535213	7.83%	5,244
2016	18.483065	18.117318	-1.98%	8,619
2015	19.802323	18.483065	-6.66%	12,023
2014	14.952091	19.802323	32.44%	28,117
2013	18.597491	14.952091	-19.60%	25,986
2012	18.358596	18.597491	1.30%	70,321
2011	13.192844	18.358596	39.16%	97,131
2010	12.183332	13.192844	8.29%	8,569
2009	18.095360	12.183332	-32.67%	5,821
2008	12.704263	18.095360	42.44%	1,644
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	20.956740	25.323804	20.84%	18,091
2016	23.595347	20.956740	-11.18%	20,384
2015	22.951539	23.595347	2.81%	24,106
2014	18.726277	22.951539	22.56%	17,946
2013	13.426199	18.726277	39.48%	11,072
2012	11.651955	13.426199	15.23%	4,321
2011	11.316531	11.651955	2.96%	5,873
2010	10.776854	11.316531	5.01%	3,927
2009	8.790884	10.776854	22.59%	3,051
2008	11.895605	8.790884	-26.10%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.687063	11.232929	5.11%	336
2016	9.734844	10.687063	9.78%	0
2015	9.968911	9.734844	-2.35%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2017	28.451608	37.487011	31.76%	2,034
2016	27.697886	28.451608	2.72%	4,453
2015	25.990066	27.697886	6.57%	7,070
2014	25.919018	25.990066	0.27%	1,880
2013	17.426205	25.919018	48.74%	6,357
2012	14.849401	17.426205	17.35%	1,704
2011	17.141942	14.849401	-13.37%	1,226
2010	14.431497	17.141942	18.78%	4,478
2009	8.847238	14.431497	63.12%	2,434
2008	16.319442	8.847238	-45.79%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.517203	0.310534	-39.96%	660
2016	0.747462	0.517203	-30.81%	660
2015	0.826400	0.747462	-9.55%	9,514
2014	1.074057	0.826400	-23.06%	33,284
2013	1.946259	1.074057	-44.81%	7,062
2012	2.552122	1.946259	-23.74%	50,362
2011	3.558217	2.552122	-28.28%	29,177
2010	5.190128	3.558217	-31.44%	0
2009	9.534621	5.190128	-45.57%	0
2008	6.027419	9.534621	58.19%	200
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.719075	2.436662	-10.39%	1,847
2016	2.848331	2.719075	-4.54%	16,560
2015	2.931801	2.848331	-2.85%	67,739
2014	3.970019	2.931801	-26.15%	276
2013	3.502157	3.970019	13.36%	270,234
2012	3.796218	3.502157	-7.75%	80,753
2011	5.548803	3.796218	-31.58%	36,279
2010	6.470749	5.548803	-14.25%	78,269
2009	5.509773	6.470749	17.44%	17,061
2008	8.027403	5.509773	-31.36%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.555309	1.322493	-14.97%	24
2016	1.955441	1.555309	-20.46%	2,864
2015	2.010866	1.955441	-2.76%	3,057
2014	2.311848	2.010866	-13.02%	11,152
2013	3.245459	2.311848	-28.77%	70
2012	4.042240	3.245459	-19.71%	2,718
2011	4.435202	4.042240	-8.86%	405
2010	6.036254	4.435202	-26.52%	0
2009	9.483051	6.036254	-36.35%	0
2008	7.173046	9.483051	32.20%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	0.819709	0.607419	-25.90%	369
2016	0.920719	0.819709	-10.97%	5,169
2015	1.074461	0.920719	-14.31%	3,694
2014	1.342638	1.074461	-19.97%	67
2013	1.924182	1.342638	-30.22%	116
2012	2.404975	1.924182	-19.99%	0
2011	2.719230	2.404975	-11.56%	0
2010	3.511759	2.719230	-22.57%	2,860
2009	5.959014	3.511759	-41.07%	0
2008	4.093170	5.959014	45.58%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.437908	1.223487	-14.91%	4
2016	1.833919	1.437908	-21.59%	6,312
2015	1.862798	1.833919	-1.55%	14,021
2014	2.077914	1.862798	-10.35%	14,800
2013	3.055312	2.077914	-31.99%	77
2012	3.795832	3.055312	-19.51%	813
2011	4.177421	3.795832	-9.13%	40,000
2010	5.868911	4.177421	-28.82%	41,569
2009	8.887728	5.868911	-33.97%	0
2008	7.247181	8.887728	22.64%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	1.822954	1.481862	-18.71%	6,722
2016	2.106361	1.822954	-13.45%	148,268
2015	2.241070	2.106361	-6.01%	13,083
2014	2.663697	2.241070	-15.87%	27,991
2013	3.685744	2.663697	-27.73%	13,193
2012	4.514301	3.685744	-18.35%	13,836
2011	5.046221	4.514301	-10.54%	8,418
2010	6.178803	5.046221	-18.33%	10,745
2009	8.671529	6.178803	-28.75%	3,786
2008	6.331834	8.671529	36.95%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	12.598914	18.624812	47.83%	536
2016	11.766751	12.598914	7.07%	1
2015	10.682655	11.766751	10.15%	6
2014	12.840654	10.682655	-16.81%	840
2013	8.369264	12.840654	53.43%	4,616
2012	7.085507	8.369264	18.12%	3,426
2011	10.139211	7.085507	-30.12%	1,041
2010	8.908187	10.139211	13.82%	829
2009	7.323818	8.908187	21.63%	138
2008	11.110508	7.323818	-34.08%	2,975
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	28.135188	33.237493	18.13%	1,906
2016	26.108787	28.135188	7.76%	13,314
2015	26.466434	26.108787	-1.35%	23,119
2014	25.036114	26.466434	5.71%	16,058
2013	17.874986	25.036114	40.06%	3,053
2012	14.981406	17.874986	19.31%	4,297
2011	14.867754	14.981406	0.76%	4,970
2010	11.597698	14.867754	28.20%	23,548
2009	8.624846	11.597698	34.47%	906
2008	17.227435	8.624846	-49.94%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	39.531178	47.607837	20.43%	1,522
2016	31.002453	39.531178	27.51%	1,782
2015	33.358111	31.002453	-7.06%	1,251
2014	30.301394	33.358111	10.09%	7,502
2013	20.507590	30.301394	47.76%	2,099
2012	16.771952	20.507590	22.27%	26,384
2011	18.453939	16.771952	-9.11%	845
2010	13.640798	18.453939	35.28%	9,956
2009	9.101161	13.640798	49.88%	1,736
2008	20.490387	9.101161	-55.58%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	36.311413	60.532087	66.70%	9,384
2016	33.686000	36.311413	7.79%	8,397
2015	29.880546	33.686000	12.74%	12,420
2014	22.245314	29.880546	34.32%	26,510
2013	12.550518	22.245314	77.25%	40,050
2012	9.514652	12.550518	31.91%	24,290
2011	9.739775	9.514652	-2.31%	13,950
2010	7.233697	9.739775	34.64%	10,571
2009	3.376851	7.233697	114.21%	926
2008	12.531573	3.376851	-73.05%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	29.141601	37.582279	28.96%	41,488
2016	27.956985	29.141601	4.24%	46,576
2015	26.261752	27.956985	6.46%	138,401
2014	22.735725	26.261752	15.51%	109,822
2013	17.172034	22.735725	32.40%	76,811
2012	14.953021	17.172034	14.84%	3,753
2011	14.880596	14.953021	0.49%	5,035
2010	12.769618	14.880596	16.53%	4,913
2009	8.541905	12.769618	49.49%	1,803
2008	14.952741	8.541905	-42.87%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2017	20.445765	26.500464	29.61%	10,003
2016	17.963528	20.445765	13.82%	15,867
2015	18.397063	17.963528	-2.36%	9,010
2014	15.773775	18.397063	16.63%	25,479
2013	10.764580	15.773775	46.53%	117,238
2012	8.953740	10.764580	20.22%	3,863
2011	9.211177	8.953740	-2.79%	3,705
2010	7.806862	9.211177	17.99%	3,104
2009	5.857898	7.806862	33.27%	4,491
2008	13.083949	5.857898	-55.23%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	10.732587	11.303719	5.32%	39,580
2016	6.592670	10.732587	62.80%	63,675
2015	9.627435	6.592670	-31.52%	77,702
2014	11.843681	9.627435	-18.71%	69,061
2013	22.343701	11.843681	-46.99%	70,216
2012	23.690279	22.343701	-5.68%	46,462
2011	31.759402	23.690279	-25.41%	40,010
2010	23.386813	31.759402	35.80%	27,069
2009	15.933719	23.386813	46.78%	6,137
2008	26.371963	15.933719	-39.58%	857
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	22.982258	24.108309	4.90%	19,045
2016	21.213188	22.982258	8.34%	14,416
2015	22.127720	21.213188	-4.13%	22,795
2014	18.592761	22.127720	19.01%	32,693
2013	18.187343	18.592761	2.23%	24,486
2012	15.626539	18.187343	16.39%	24,392
2011	15.536305	15.626539	0.58%	16,203
2010	12.650992	15.536305	22.81%	31,844
2009	10.268854	12.650992	23.20%	0
2008	17.892251	10.268854	-42.61%	209
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	23.610732	26.199658	10.97%	1,863
2016	23.933857	23.610732	-1.35%	3,802
2015	24.662757	23.933857	-2.96%	4,846
2014	23.078847	24.662757	6.86%	1,700
2013	17.279989	23.078847	33.56%	933
2012	15.046941	17.279989	14.84%	11,017
2011	14.529024	15.046941	3.56%	5,930
2010	11.804953	14.529024	23.08%	22,074
2009	8.322382	11.804953	41.85%	0
2008	12.620337	8.322382	-34.06%	1,234
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	28.904656	34.119019	18.04%	2,112
2016	22.534385	28.904656	28.27%	7,308
2015	25.199757	22.534385	-10.58%	602
2014	24.569089	25.199757	2.57%	16,174
2013	15.754668	24.569089	55.95%	13,543
2012	13.119760	15.754668	20.08%	18,257
2011	15.190533	13.119760	-13.63%	7,000
2010	11.204539	15.190533	35.57%	9,562
2009	8.545822	11.204539	31.11%	58
2008	17.867661	8.545822	-52.17%	1,249

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	20.763294	29.303361	41.13%	9,966
2016	17.533227	20.763294	18.42%	7,980
2015	18.128186	17.533227	-3.28%	4,157
2014	14.786704	18.128186	22.60%	10,437
2013	8.911374	14.786704	65.93%	6,334
2012	7.003107	8.911374	27.25%	21,734
2011	7.413099	7.003107	-5.53%	34,124
2010	6.007402	7.413099	23.40%	20,796
2009	4.172976	6.007402	43.96%	525
2008	13.253945	4.172976	-68.52%	47,855
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	19.440667	23.785463	22.35%	153,219
2016	19.269363	19.440667	0.89%	67,225
2015	19.383232	19.269363	-0.59%	141,590
2014	17.531051	19.383232	10.57%	311,806
2013	12.613348	17.531051	38.99%	160,382
2012	11.318897	12.613348	11.44%	130,662
2011	11.635039	11.318897	-2.72%	45,135
2010	9.461647	11.635039	22.97%	110,724
2009	6.533900	9.461647	44.81%	626
2008	11.040798	6.533900	-40.82%	2,049
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	20.044250	22.841805	13.96%	46,466
2016	17.359444	20.044250	15.47%	50,347
2015	19.477656	17.359444	-10.88%	53,478
2014	17.850915	19.477656	9.11%	215,524
2013	12.494696	17.850915	42.87%	149,444
2012	10.394295	12.494696	20.21%	104,021
2011	10.914183	10.394295	-4.76%	101,169
2010	9.223280	10.914183	18.33%	114,654
2009	6.200131	9.223280	48.76%	68
2008	12.278606	6.200131	-49.50%	2,078
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	23.034056	26.905716	16.81%	12,719
2016	22.803896	23.034056	1.01%	103,722
2015	22.884510	22.803896	-0.35%	88,959
2014	23.635477	22.884510	-3.18%	49,683
2013	17.927427	23.635477	31.84%	102,407
2012	15.707297	17.927427	14.13%	3,910
2011	16.076041	15.707297	-2.29%	22,128
2010	12.328841	16.076041	30.39%	14,089
2009	7.993799	12.328841	54.23%	0
2008	12.729295	7.993799	-37.20%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	21.172913	23.562550	11.29%	17,222
2016	16.702205	21.172913	26.77%	48,789
2015	19.268664	16.702205	-13.32%	25,880
2014	18.357659	19.268664	4.96%	57,819
2013	13.744398	18.357659	33.56%	94,250
2012	11.946139	13.744398	15.05%	3,408
2011	13.081637	11.946139	-8.68%	54,337
2010	11.072098	13.081637	18.15%	261
2009	7.251321	11.072098	52.69%	1,695
2008	13.080217	7.251321	-44.56%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	22.634767	25.842773	14.17%	99,237
2016	19.389337	22.634767	16.74%	47,078
2015	19.788486	19.389337	-2.02%	58,026
2014	20.120598	19.788486	-1.65%	15,993
2013	14.477788	20.120598	38.98%	76,710
2012	13.309362	14.477788	8.78%	4,535
2011	13.072648	13.309362	1.81%	19,642
2010	10.599520	13.072648	23.33%	11,854
2009	8.044581	10.599520	31.76%	326
2008	12.453854	8.044581	-35.40%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	19.385708	19.013815	-1.92%	134,898
2016	14.961317	19.385708	29.57%	73,692
2015	17.595378	14.961317	-14.97%	135,153
2014	17.658810	17.595378	-0.36%	18,893
2013	12.570995	17.658810	40.47%	76,016
2012	10.618368	12.570995	18.39%	19,592
2011	11.922071	10.618368	-10.94%	11,560
2010	9.689840	11.922071	23.04%	727
2009	6.071709	9.689840	59.59%	0
2008	10.926776	6.071709	-44.43%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	7.504448	6.078254	-19.00%	18,583
2016	7.130716	7.504448	5.24%	18,639
2015	6.396330	7.130716	11.48%	83
2014	5.290434	6.396330	20.90%	19,850
2013	5.543786	5.290434	-4.57%	93
2012	6.014837	5.543786	-7.83%	0
2011	6.387643	6.014837	-5.84%	12,041
2010	6.801275	6.387643	-6.08%	0
2009	8.216803	6.801275	-17.23%	692
2008	7.914374	8.216803	3.82%	2,723

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2017	20.167989	26.308927	30.45%	6,157
2016	18.461249	20.167989	9.24%	7,219
2015	18.564313	18.461249	-0.56%	8,231
2014	17.120032	18.564313	8.44%	11,912
2013	12.856683	17.120032	33.16%	7,801
2012	11.673884	12.856683	10.13%	4,273
2011	13.071965	11.673884	-10.70%	8,789
2010	11.863497	13.071965	10.19%	8,176
2009	7.752071	11.863497	53.04%	1,988
2008	14.439631	7.752071	-46.31%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	9.145993	9.521998	4.11%	119
2016	7.920545	9.145993	15.47%	681
2015	8.634394	7.920545	-8.27%	5,958
2014	8.555492	8.634394	0.92%	5,275
2013	7.405690	8.555492	15.53%	1,155
2012	7.181249	7.405690	3.13%	511
2011	8.530044	7.181249	-15.81%	2,783
2010	7.574000	8.530044	12.62%	3,007
2009	5.984499	7.574000	26.56%	1,394
2008	11.132092	5.984499	-46.24%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	27.258990	32.714045	20.01%	4,352
2016	24.010937	27.258990	13.53%	9,523
2015	28.416887	24.010937	-15.50%	11,309
2014	23.528750	28.416887	20.78%	14,908
2013	15.881078	23.528750	48.16%	27,237
2012	13.733238	15.881078	15.64%	9,476
2011	15.710054	13.733238	-12.58%	2,490
2010	12.867948	15.710054	22.09%	5,841
2009	11.146061	12.867948	15.45%	849
2008	15.163480	11.146061	-26.49%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	16.436305	17.946780	9.19%	4,202
2016	14.364369	16.436305	14.42%	12,321
2015	15.766062	14.364369	-8.89%	66,972
2014	13.044224	15.766062	20.87%	31,517
2013	11.672476	13.044224	11.75%	7,664
2012	11.737605	11.672476	-0.55%	5,930
2011	10.262467	11.737605	14.37%	27,592
2010	9.762707	10.262467	5.12%	5,168
2009	8.723001	9.762707	11.92%	12,683
2008	12.594200	8.723001	-30.74%	1,841

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.505099	6.460265	17.35%	1
2016	6.131311	5.505099	-10.21%	1
2015	7.495613	6.131311	-18.20%	1,069
2014	9.760366	7.495613	-23.20%	42
2013	10.211602	9.760366	-4.42%	42
2012	10.302818	10.211602	-0.89%	6,446
2011	10.875959	10.302818	-5.27%	0
2010	11.715433	10.875959	-7.17%	3,162
2009	11.173868	11.715433	4.85%	4,494
2008	12.945594	11.173868	-13.69%	367
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.838702	9.924936	0.88%	15,803
2016	9.764817	9.838702	0.76%	22,739
2015	10.019337	9.764817	-2.54%	11,415
2014	10.049315	10.019337	-0.30%	5,450
2013*	10.000000	10.049315	0.49%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.774141	7.74%	3,727
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	6.244829	6.037783	-3.32%	73,972
2016	4.418125	6.244829	41.35%	116,126
2015	6.750081	4.418125	-34.55%	95,154
2014	8.484259	6.750081	-20.44%	60,920
2013	7.804480	8.484259	8.71%	31,583
2012	7.675841	7.804480	1.68%	11,668
2011*	10.000000	7.675841	-23.24%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	12.421008	14.118051	13.66%	0
2016	12.097661	12.421008	2.67%	0
2015	12.149686	12.097661	-0.43%	0
2014	11.539397	12.149686	5.29%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.628386	9.385689	-2.52%	0
2016	6.956436	9.628386	38.41%	0
2015	11.400467	6.956436	-38.98%	0
2014	10.363255	11.400467	10.01%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.553905	12.964587	22.84%	0
2016	9.943229	10.553905	6.14%	0
2015	10.250187	9.943229	-2.99%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.066356	10.259040	1.91%	0
2016	9.809567	10.066356	2.62%	0
2015	10.231760	9.809567	-4.13%	0
2014	10.076217	10.231760	1.54%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.291162	12.189307	18.44%	0
2016	9.224775	10.291162	11.56%	0
2015*	10.000000	9.224775	-7.75%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	11.076406	11.841143	6.90%	0
2016	9.352090	11.076406	18.44%	0
2015*	10.000000	9.352090	-6.48%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.686919	10.727237	10.74%	0
2016	9.494628	9.686919	2.03%	0
2015	9.835153	9.494628	-3.46%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.289539	13.942011	23.49%	0
2016	11.275893	11.289539	0.12%	0
2015	11.473138	11.275893	-1.72%	0
2014	11.455867	11.473138	0.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.107584	12.719958	14.52%	0
2016*	10.000000	11.107584	11.08%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.136846	13.566664	11.78%	0
2016	11.893594	12.136846	2.05%	0
2015	12.221645	11.893594	-2.68%	0
2014	12.197334	12.221645	0.20%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.782547	11.032548	12.78%	0
2016	9.373806	9.782547	4.36%	0
2015	9.931765	9.373806	-5.62%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.851630	9.995109	1.46%	0
2016*	10.000000	9.851630	-1.48%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.088429	0.88%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.179859	1.80%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.694448	5.682800	-0.20%	0
2016	5.171067	5.694448	10.12%	0
2015	7.023222	5.171067	-26.37%	0
2014	8.609345	7.023222	-18.42%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.785568	13.328353	13.09%	0
2016	10.406780	11.785568	13.25%	0
2015	10.860031	10.406780	-4.17%	0
2014*	10.000000	10.860031	8.60%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.233617	10.406436	1.69%	0
2016	9.555309	10.233617	7.10%	0
2015*	10.000000	9.555309	-4.45%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.692357	13.073802	11.81%	0
2016	11.565585	11.692357	1.10%	0
2015	11.772706	11.565585	-1.76%	0
2014	11.347807	11.772706	3.74%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.407301	11.879746	14.15%	0
2016*	10.000000	10.407301	4.07%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.707241	11.857269	10.74%	0
2016	9.253213	10.707241	15.71%	0
2015*	10.000000	9.253213	-7.47%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.231990	12.875814	14.64%	0
2016*	10.000000	11.231990	12.32%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.123676	13.417103	32.53%	0
2016	10.241955	10.123676	-1.15%	0
2015*	10.000000	10.241955	2.42%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.200886	10.721229	5.10%	0
2016	9.088963	10.200886	12.23%	0
2015*	10.000000	9.088963	-9.11%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.948620	10.170358	2.23%	0
2016*	10.000000	9.948620	-0.51%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.172675	1.73%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.111303	10.689886	5.72%	0
2016	9.522216	10.111303	6.19%	0
2015	9.878136	9.522216	-3.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	14.386199	15.836405	10.08%	0
2016	12.930049	14.386199	11.26%	0
2015	14.025118	12.930049	-7.81%	0
2014	13.872573	14.025118	1.10%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.083669	11.949752	7.81%	0
2016	9.888139	11.083669	12.09%	0
2015	10.822634	9.888139	-8.63%	0
2014	10.524029	10.822634	2.84%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.368172	13.203894	6.76%	0
2016	11.215851	12.368172	10.27%	0
2015	11.842104	11.215851	-5.29%	0
2014	11.396343	11.842104	3.91%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.494174	9.512949	0.20%	0
2016	9.382208	9.494174	1.19%	0
2015*	10.000000	9.382208	-6.18%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.955442	11.069870	11.19%	0
2016	9.706123	9.955442	2.57%	0
2015	10.483867	9.706123	-7.42%	0
2014	10.260358	10.483867	2.18%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.668621	9.624055	-0.46%	0
2016	9.741773	9.668621	-0.75%	0
2015	9.966564	9.741773	-2.26%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.143896	6.565764	6.87%	0
2016	7.332528	6.143896	-16.21%	0
2015	7.576613	7.332528	-3.22%	0
2014	6.876649	7.576613	10.18%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	13.592760	15.347056	12.91%	0
2016	13.737192	13.592760	-1.05%	0
2015	13.800849	13.737192	-0.46%	0
2014	13.657816	13.800849	1.05%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	8.779356	8.947661	1.92%	0
2016	8.974170	8.779356	-2.17%	0
2015	8.963649	8.974170	0.12%	0
2014	8.712700	8.963649	2.88%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.778806	10.962956	1.71%	0
2016	10.099845	10.778806	6.72%	0
2015	10.200207	10.099845	-0.98%	0
2014	10.135279	10.200207	0.64%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.706273	11.559550	7.97%	0
2016	9.766258	10.706273	9.63%	0
2015	10.392496	9.766258	-6.03%	0
2014	10.001141	10.392496	3.91%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	10.998175	12.787388	16.27%	0
2016	11.482766	10.998175	-4.22%	0
2015	12.745176	11.482766	-9.91%	0
2014	13.686246	12.745176	-6.88%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.585690	10.788821	25.66%	0
2016	7.231097	8.585690	18.73%	0
2015	9.201764	7.231097	-21.42%	0
2014	9.816126	9.201764	-6.26%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.127042	10.794296	6.59%	0
2016	8.930214	10.127042	13.40%	0
2015	9.672636	8.930214	-7.68%	0
2014	9.990727	9.672636	-3.18%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.947561	10.156754	2.10%	0
2016*	10.000000	9.947561	-0.52%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.902560	11.961460	9.71%	0
2016*	10.000000	10.902560	9.03%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	11.074918	12.039635	8.71%	0
2016	10.630087	11.074918	4.18%	0
2015	11.090160	10.630087	-4.15%	0
2014	10.822283	11.090160	2.48%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.419670	12.302141	7.73%	0
2016	10.505093	11.419670	8.71%	0
2015	10.813889	10.505093	-2.86%	0
2014	10.691876	10.813889	1.14%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.124219	11.201074	10.64%	0
2016	8.958027	10.124219	13.02%	0
2015	10.582414	8.958027	-15.35%	0
2014*	10.000000	10.582414	5.82%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.720342	12.640110	7.85%	0
2016	11.561411	11.720342	1.37%	0
2015	11.930562	11.561411	-3.09%	0
2014	10.660266	11.930562	11.92%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.768659	12.276218	14.00%	0
2016	10.383919	10.768659	3.71%	0
2015	11.301477	10.383919	-8.12%	0
2014	11.271937	11.301477	0.26%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.075743	16.022463	13.83%	0
2016	13.136256	14.075743	7.15%	0
2015	13.233217	13.136256	-0.73%	0
2014	12.822187	13.233217	3.21%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.063863	11.716985	16.43%	0
2016*	10.000000	10.063863	0.64%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.547561	11.069367	4.95%	0
2016	9.398907	10.547561	12.22%	0
2015	9.817444	9.398907	-4.26%	0
2014*	10.000000	9.817444	-1.83%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.980996	13.467696	22.65%	0
2016*	10.000000	10.980996	9.81%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.967499	10.104310	1.37%	0
2016	9.915158	9.967499	0.53%	0
2015	10.072353	9.915158	-1.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	15.142444	17.832992	17.77%	0
2016	14.214724	15.142444	6.53%	0
2015	14.718720	14.214724	-3.42%	0
2014	14.328928	14.718720	2.72%	21,538
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.962052	14.277957	10.15%	0
2016	12.426548	12.962052	4.31%	0
2015	12.776815	12.426548	-2.74%	0
2014	12.462220	12.776815	2.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	14.056685	16.002508	13.84%	0
2016	13.323601	14.056685	5.50%	0
2015	13.736549	13.323601	-3.01%	0
2014	13.347127	13.736549	2.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.363424	11.881053	4.56%	0
2016	11.049687	11.363424	2.84%	0
2015	11.323878	11.049687	-2.42%	0
2014	11.147762	11.323878	1.58%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.083742	11.376533	12.82%	0
2016	9.717683	10.083742	3.77%	0
2015	10.329290	9.717683	-5.92%	0
2014	10.275679	10.329290	0.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.031440	11.615845	15.79%	0
2016	9.607582	10.031440	4.41%	0
2015	10.274825	9.607582	-6.49%	0
2014	10.347660	10.274825	-0.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.521321	15.148914	12.04%	0
2016	12.886090	13.521321	4.93%	0
2015	13.250187	12.886090	-2.75%	0
2014	12.890234	13.250187	2.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	14.423600	16.741193	16.07%	0
2016	13.637107	14.423600	5.77%	0
2015	14.085332	13.637107	-3.18%	0
2014	13.703793	14.085332	2.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.481023	13.482350	8.02%	0
2016	11.977862	12.481023	4.20%	0
2015	12.316208	11.977862	-2.75%	0
2014	12.037796	12.316208	2.31%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.626613	10.839965	2.01%	0
2016	10.460918	10.626613	1.58%	0
2015	10.697165	10.460918	-2.21%	0
2014	10.375662	10.697165	3.10%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.433309	14.408547	15.89%	0
2016	11.354723	12.433309	9.50%	0
2015	11.927912	11.354723	-4.81%	0
2014	11.766082	11.927912	1.38%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.890853	13.306152	11.90%	0
2016	11.120727	11.890853	6.93%	0
2015	11.515915	11.120727	-3.43%	0
2014	11.501277	11.515915	0.13%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.420901	11.713954	39.11%	0
2016	7.952438	8.420901	5.89%	0
2015	9.630550	7.952438	-17.42%	0
2014*	10.000000	9.630550	-3.69%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.858277	9.893144	0.35%	0
2016	9.954469	9.858277	-0.97%	0
2015	10.137656	9.954469	-1.81%	0
2014*	10.000000	10.137656	1.38%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.861294	8.729876	-1.48%	0
2016	9.013938	8.861294	-1.69%	0
2015	9.169819	9.013938	-1.70%	0
2014	9.328395	9.169819	-1.70%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.394252	11.533231	22.77%	0
2016	9.468884	9.394252	-0.79%	0
2015	9.725972	9.468884	-2.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.812695	12.588369	16.42%	0
2016	10.047852	10.812695	7.61%	0
2015	10.324678	10.047852	-2.68%	0
2014*	10.000000	10.324678	3.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.488454	11.458305	9.25%	0
2016	10.036762	10.488454	4.50%	0
2015	10.228109	10.036762	-1.87%	0
2014*	10.000000	10.228109	2.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.671430	12.044039	12.86%	0
2016	10.075671	10.671430	5.91%	0
2015	10.304733	10.075671	-2.22%	0
2014*	10.000000	10.304733	3.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.235908	10.634186	3.89%	0
2016	9.986640	10.235908	2.50%	0
2015	10.132517	9.986640	-1.44%	0
2014*	10.000000	10.132517	1.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.208121	11.443095	12.10%	0
2016	9.823470	10.208121	3.92%	0
2015	10.328123	9.823470	-4.89%	0
2014	10.254903	10.328123	0.71%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.244024	11.778612	14.98%	0
2016	9.743445	10.244024	5.14%	0
2015	10.320134	9.743445	-5.59%	0
2014	10.319712	10.320134	0.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.620447	11.790035	11.01%	0
2016	10.083356	10.620447	5.33%	0
2015	10.292187	10.083356	-2.03%	0
2014*	10.000000	10.292187	2.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.713983	12.289040	14.70%	0
2016	10.046640	10.713983	6.64%	0
2015	10.295544	10.046640	-2.42%	0
2014*	10.000000	10.295544	2.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.439318	11.207640	7.36%	0
2016	10.046413	10.439318	3.91%	0
2015	10.223287	10.046413	-1.73%	0
2014*	10.000000	10.223287	2.23%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.241295	12.792901	24.91%	0
2016*	10.000000	10.241295	2.41%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.466849	13.051189	13.82%	0
2016	9.697108	11.466849	18.25%	0
2015	10.121321	9.697108	-4.19%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.946372	10.396817	4.53%	0
2016	9.312658	9.946372	6.80%	0
2015	9.755693	9.312658	-4.54%	0
2014	9.553383	9.755693	2.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	12.125444	14.963833	23.41%	0
2016	12.647189	12.125444	-4.13%	0
2015	12.950698	12.647189	-2.34%	0
2014	13.355252	12.950698	-3.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.627756	10.392826	20.46%	0
2016	8.360100	8.627756	3.20%	0
2015	8.985025	8.360100	-6.96%	0
2014*	10.000000	8.985025	-10.15%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	16.968856	21.665478	27.68%	0
2016	16.924690	16.968856	0.26%	0
2015	16.694905	16.924690	1.38%	0
2014	15.418861	16.694905	8.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	17.024986	19.140042	12.42%	0
2016	14.923962	17.024986	14.08%	0
2015	15.722388	14.923962	-5.08%	0
2014	14.508179	15.722388	8.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	16.823112	21.089688	25.36%	0
2016	16.136109	16.823112	4.26%	0
2015	16.472135	16.136109	-2.04%	0
2014	16.156055	16.472135	1.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.999642	22.381457	11.91%	0
2016	17.300685	19.999642	15.60%	0
2015	18.122865	17.300685	-4.54%	0
2014	15.754788	18.122865	15.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.610900	14.259121	22.81%	0
2016	10.905457	11.610900	6.47%	0
2015	11.010819	10.905457	-0.96%	0
2014*	10.000000	11.010819	10.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	12.256354	13.140588	7.21%	0
2016	9.900288	12.256354	23.80%	0
2015	10.716960	9.900288	-7.62%	0
2014*	10.000000	10.716960	7.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	12.139875	13.543710	11.56%	0
2016	10.053724	12.139875	20.75%	0
2015	10.397643	10.053724	-3.31%	0
2014*	10.000000	10.397643	3.98%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.800740	13.981603	18.48%	0
2016	10.776856	11.800740	9.50%	0
2015	10.861640	10.776856	-0.78%	0
2014*	10.000000	10.861640	8.62%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.481771	11.980538	4.34%	0
2016	10.897631	11.481771	5.36%	0
2015	11.751274	10.897631	-7.26%	0
2014	9.295351	11.751274	26.42%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	11.033839	13.182128	19.47%	0
2016	10.051598	11.033839	9.77%	0
2015	10.107861	10.051598	-0.56%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.694434	9.680583	-0.14%	0
2016	9.621877	9.694434	0.75%	0
2015	9.821784	9.621877	-2.04%	0
2014	9.942531	9.821784	-1.21%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.339980	12.728613	12.25%	0
2016	9.543690	11.339980	18.82%	0
2015	10.207053	9.543690	-6.50%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.148266	9.594052	4.87%	0
2016	9.366440	9.148266	-2.33%	0
2015	10.036283	9.366440	-6.67%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.705879	10.528859	8.48%	0
2016	9.040197	9.705879	7.36%	0
2015	9.926320	9.040197	-8.93%	0
2014	10.127978	9.926320	-1.99%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	10.171919	10.286277	1.12%	0
2016	9.141365	10.171919	11.27%	0
2015	9.607838	9.141365	-4.86%	0
2014	9.638860	9.607838	-0.32%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	10.021586	10.060086	0.38%	0
2016	9.767460	10.021586	2.60%	0
2015	10.192025	9.767460	-4.17%	0
2014	10.481070	10.192025	-2.76%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.438105	15.328186	34.01%	0
2016	11.653679	11.438105	-1.85%	0
2015	11.435283	11.653679	1.91%	0
2014	11.398691	11.435283	0.32%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.332754	11.516543	11.46%	0
2016	9.309527	10.332754	10.99%	0
2015	10.428757	9.309527	-10.73%	0
2014	10.561079	10.428757	-1.25%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.351934	6.372070	0.32%	0
2016	5.624942	6.351934	12.92%	0
2015	7.697793	5.624942	-26.93%	0
2014	9.622807	7.697793	-20.00%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.431517	13.415970	7.92%	0
2016	11.170002	12.431517	11.29%	0
2015	11.638457	11.170002	-4.03%	0
2014	11.675741	11.638457	-0.32%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.070759	0.71%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.008984	10.895516	8.86%	0
2016	9.894330	10.008984	1.16%	0
2015	10.843504	9.894330	-8.75%	0
2014	10.997928	10.843504	-1.40%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.470812	11.170396	6.68%	0
2016	10.247404	10.470812	2.18%	0
2015	10.874128	10.247404	-5.76%	0
2014	10.828450	10.874128	0.42%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	13.522281	14.159053	4.71%	0
2016	12.242975	13.522281	10.45%	0
2015	12.679003	12.242975	-3.44%	0
2014	12.494360	12.679003	1.48%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.351538	3.52%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.703192	9.658123	-0.46%	0
2016	9.743386	9.703192	-0.41%	0
2015	9.891235	9.743386	-1.49%	0
2014	9.987560	9.891235	-0.96%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.530441	10.850573	3.04%	0
2016	10.442267	10.530441	0.84%	0
2015	10.587320	10.442267	-1.37%	0
2014	10.339516	10.587320	2.40%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.975376	10.287333	3.13%	0
2016	9.698110	9.975376	2.86%	0
2015	10.045424	9.698110	-3.46%	0
2014	9.926970	10.045424	1.19%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	13.407723	14.105544	5.20%	0
2016	11.986975	13.407723	11.85%	0
2015	12.733627	11.986975	-5.86%	0
2014	12.992319	12.733627	-1.99%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	14.121578	14.547723	3.02%	0
2016	13.178968	14.121578	7.15%	0
2015	13.386256	13.178968	-1.55%	0
2014	13.306499	13.386256	0.60%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.706128	11.372443	30.63%	0
2016	8.799948	8.706128	-1.07%	0
2015	9.878793	8.799948	-10.92%	0
2014	10.209815	9.878793	-3.24%	0
ProFunds - ProFund VP Banks - Q/NQ
2017	16.466917	19.088422	15.92%	0
2016	13.593343	16.466917	21.14%	0
2015	13.888582	13.593343	-2.13%	0
2014	12.800495	13.888582	8.50%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	9.415909	11.381297	20.87%	0
2016	8.083579	9.415909	16.48%	0
2015	9.553520	8.083579	-15.39%	0
2014	9.557590	9.553520	-0.04%	0
ProFunds - ProFund VP Bear - Q/NQ
2017	3.195430	2.576883	-19.36%	0
2016	3.738565	3.195430	-14.53%	0
2015	4.000163	3.738565	-6.54%	0
2014	4.745513	4.000163	-15.71%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	22.981352	27.684504	20.47%	0
2016	27.658916	22.981352	-16.91%	0
2015	27.238270	27.658916	1.54%	0
2014	21.359618	27.238270	27.52%	0
ProFunds - ProFund VP Bull - Q/NQ
2017	16.781006	19.687370	17.32%	0
2016	15.566613	16.781006	7.80%	0
2015	15.908694	15.566613	-2.15%	0
2014	14.518736	15.908694	9.57%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	15.320948	17.328655	13.10%	0
2016	15.051865	15.320948	1.79%	0
2015	14.700163	15.051865	2.39%	0
2014	13.566847	14.700163	8.35%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	18.479295	21.502691	16.36%	0
2016	18.042854	18.479295	2.42%	0
2015	17.532700	18.042854	2.91%	0
2014	15.859635	17.532700	10.55%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	7.030543	9.210032	31.00%	0
2016	6.442491	7.030543	9.13%	0
2015	7.931090	6.442491	-18.77%	0
2014	8.354032	7.931090	-5.06%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	10.815942	12.728464	17.68%	0
2016	10.205508	10.815942	5.98%	0
2015	11.649244	10.205508	-12.39%	0
2014	12.972517	11.649244	-10.20%	0
ProFunds - ProFund VP Financials - Q/NQ
2017	16.006395	18.597197	16.19%	0
2016	14.119396	16.006395	13.36%	0
2015	14.581513	14.119396	-3.17%	0
2014	13.136782	14.581513	11.00%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	17.976850	21.368711	18.87%	0
2016	19.059417	17.976850	-5.68%	0
2015	18.461656	19.059417	3.24%	0
2014	15.182701	18.461656	21.60%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2017	15.330856	18.446602	20.32%	0
2016	13.267337	15.330856	15.55%	0
2015	13.974800	13.267337	-5.06%	0
2014	13.465459	13.974800	3.78%	0
ProFunds - ProFund VP International - Q/NQ
2017	10.187772	12.198032	19.73%	0
2016	10.460278	10.187772	-2.61%	0
2015	11.029742	10.460278	-5.16%	0
2014	12.210573	11.029742	-9.67%	0
ProFunds - ProFund VP Internet - Q/NQ
2017	18.067404	24.164300	33.75%	0
2016	17.416030	18.067404	3.74%	0
2015	14.721011	17.416030	18.31%	0
2014	14.809503	14.721011	-0.60%	0
ProFunds - ProFund VP Japan - Q/NQ
2017	13.077016	15.227379	16.44%	0
2016	13.247869	13.077016	-1.29%	0
2015	12.737097	13.247869	4.01%	0
2014	12.552420	12.737097	1.47%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	20.318653	26.040787	28.16%	0
2016	19.636994	20.318653	3.47%	0
2015	18.590721	19.636994	5.63%	0
2014	16.163458	18.590721	15.02%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	11.029516	10.498353	-4.82%	0
2016	9.034746	11.029516	22.08%	0
2015	11.994558	9.034746	-24.68%	0
2014	13.689829	11.994558	-12.38%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	16.812866	18.239664	8.49%	0
2016	17.766178	16.812866	-5.37%	0
2015	17.304540	17.766178	2.67%	0
2014	14.748469	17.304540	17.33%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.202583	3.314455	3.49%	0
2016	2.090790	3.202583	53.18%	0
2015	3.167655	2.090790	-34.00%	0
2014	4.232687	3.167655	-25.16%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Real Estate - Q/NQ
2017	13.204520	14.025537	6.22%	0
2016	12.704956	13.204520	3.93%	0
2015	12.882914	12.704956	-1.38%	0
2014	10.483077	12.882914	22.89%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.493980	3.025814	-13.40%	0
2016	3.747697	3.493980	-6.77%	0
2015	3.874009	3.747697	-3.26%	0
2014	5.650981	3.874009	-31.45%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	17.215671	22.941208	33.26%	0
2016	13.712987	17.215671	25.54%	0
2015	14.363182	13.712987	-4.53%	0
2014	10.861171	14.363182	32.24%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.528200	4.630717	-29.07%	0
2016	7.928438	6.528200	-17.66%	0
2015	7.232441	7.928438	9.62%	0
2014	7.579545	7.232441	-4.58%	0
ProFunds - ProFund VP Short International - Q/NQ
2017	4.591693	3.582359	-21.98%	0
2016	4.963588	4.591693	-7.49%	0
2015	5.247904	4.963588	-5.42%	0
2014	5.193268	5.247904	1.05%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.525646	1.855989	-26.51%	0
2016	2.856574	2.525646	-11.58%	0
2015	3.341906	2.856574	-14.52%	0
2014	4.217095	3.341906	-20.75%	0
ProFunds - ProFund VP Technology - Q/NQ
2017	15.933772	21.174937	32.89%	0
2016	14.427741	15.933772	10.44%	0
2015	14.332924	14.427741	0.66%	0
2014	12.344519	14.332924	16.11%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	14.131759	13.597181	-3.78%	0
2016	11.816430	14.131759	19.59%	0
2015	11.840613	11.816430	-0.20%	0
2014	11.977626	11.840613	-1.14%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	14.256672	15.344558	7.63%	0
2016	14.547307	14.256672	-2.00%	0
2015	15.683576	14.547307	-7.24%	0
2014	11.697661	15.683576	34.07%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	40.627633	67.230794	65.48%	0
2016	38.047633	40.627633	6.78%	0
2015	34.070794	38.047633	11.67%	0
2014	25.515314	34.070794	33.53%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.650119	0.351896	-45.87%	0
2016	0.828845	0.650119	-21.56%	0
2015	1.143439	0.828845	-27.51%	0
2014	1.810576	1.143439	-36.85%	0
ProFunds - ProFund VP Utilities - Q/NQ
2017	15.233502	16.568548	8.76%	0
2016	13.466064	15.233502	13.13%	0
2015	14.636050	13.466064	-7.99%	0
2014	11.827583	14.636050	23.75%	9,884
Rydex Variable Trust - Banking Fund - Q/NQ
2017	9.442959	10.441772	10.58%	0
2016	7.548550	9.442959	25.10%	0
2015	8.071441	7.548550	-6.48%	0
2014	7.939592	8.071441	1.66%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	21.734473	25.945939	19.38%	0
2016	16.895217	21.734473	28.64%	0
2015	20.782525	16.895217	-18.70%	0
2014	21.533033	20.782525	-3.49%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	24.004902	30.545217	27.25%	0
2016	30.395207	24.004902	-21.02%	0
2015	28.505605	30.395207	6.63%	0
2014	21.853384	28.505605	30.44%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	2.076343	2.131569	2.66%	0
2016	1.913137	2.076343	8.53%	0
2015	2.940036	1.913137	-34.93%	0
2014	4.532454	2.940036	-35.13%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	29.694939	32.556898	9.64%	0
2016	28.654819	29.694939	3.63%	0
2015	27.442727	28.654819	4.42%	0
2014	24.787432	27.442727	10.71%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	23.575381	36.738103	55.83%	0
2016	18.345652	23.575381	28.51%	0
2015	19.484757	18.345652	-5.85%	0
2014	16.970225	19.484757	14.82%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	13.081283	16.853849	28.84%	0
2016	10.702102	13.081283	22.23%	0
2015	10.662896	10.702102	0.37%	0
2014	8.766336	10.662896	21.63%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2017	18.291884	16.855233	-7.85%	0
2016	14.164357	18.291884	29.14%	0
2015	20.651628	14.164357	-31.41%	0
2014	25.817513	20.651628	-20.01%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	16.393348	13.110797	-20.02%	0
2016	13.541151	16.393348	21.06%	0
2015	20.169393	13.541151	-32.86%	0
2014	29.038622	20.169393	-30.54%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	8.484314	10.726078	26.42%	0
2016	9.140549	8.484314	-7.18%	0
2015	10.018674	9.140549	-8.76%	0
2014	11.646868	10.018674	-13.98%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	12.043278	13.682984	13.62%	0
2016	10.577012	12.043278	13.86%	0
2015	11.206685	10.577012	-5.62%	0
2014	10.126608	11.206685	10.67%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	17.977407	19.374515	7.77%	0
2016	18.349629	17.977407	-2.03%	0
2015	19.669368	18.349629	-6.71%	0
2014	14.859262	19.669368	32.37%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	20.794917	25.115521	20.78%	0
2016	23.425029	20.794917	-11.23%	0
2015	22.797466	23.425029	2.75%	0
2014	18.610012	22.797466	22.50%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.675459	11.215036	5.05%	0
2016	9.729202	10.675459	9.73%	0
2015	9.968200	9.729202	-2.40%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2017	28.231895	37.178684	31.69%	0
2016	27.497934	28.231895	2.67%	0
2015	25.815568	27.497934	6.52%	0
2014	25.758090	25.815568	0.22%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.513882	0.308384	-39.99%	0
2016	0.743046	0.513882	-30.84%	0
2015	0.821926	0.743046	-9.60%	0
2014	1.068781	0.821926	-23.10%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.700212	2.418531	-10.43%	0
2016	2.830006	2.700212	-4.59%	0
2015	2.914431	2.830006	-2.90%	0
2014	3.948518	2.914431	-26.19%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.545319	1.313326	-15.01%	0
2016	1.943881	1.545319	-20.50%	0
2015	2.000002	1.943881	-2.81%	0
2014	2.300516	2.000002	-13.06%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	0.813370	0.602412	-25.94%	0
2016	0.914064	0.813370	-11.02%	0
2015	1.067244	0.914064	-14.35%	0
2014	1.334294	1.067244	-20.01%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.428675	1.215024	-14.95%	0
2016	1.823064	1.428675	-21.63%	0
2015	1.852719	1.823064	-1.60%	0
2014	2.067725	1.852719	-10.40%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	1.808863	1.469664	-18.75%	0
2016	2.091147	1.808863	-13.50%	0
2015	2.226019	2.091147	-6.06%	0
2014	2.647158	2.226019	-15.91%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	12.501580	18.471570	47.75%	0
2016	11.681759	12.501580	7.02%	0
2015	10.610890	11.681759	10.09%	0
2014	12.760879	10.610890	-16.85%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	27.917960	32.964170	18.08%	0
2016	25.920340	27.917960	7.71%	0
2015	26.288764	25.920340	-1.40%	0
2014	24.880703	26.288764	5.66%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	39.225925	47.216294	20.37%	0
2016	30.778650	39.225925	27.45%	0
2015	33.134156	30.778650	-7.11%	0
2014	30.113271	33.134156	10.03%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	36.030903	60.034098	66.62%	0
2016	33.442718	36.030903	7.74%	0
2015	29.679823	33.442718	12.68%	0
2014	22.107122	29.679823	34.25%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	28.916725	37.273389	28.90%	0
2016	27.755322	28.916725	4.18%	0
2015	26.085571	27.755322	6.40%	0
2014	22.594674	26.085571	15.45%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2017	20.287903	26.282536	29.55%	0
2016	17.833871	20.287903	13.76%	0
2015	18.273577	17.833871	-2.41%	0
2014	15.675863	18.273577	16.57%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	10.649627	11.210666	5.27%	0
2016	6.545020	10.649627	62.71%	0
2015	9.562733	6.545020	-31.56%	0
2014	11.770084	9.562733	-18.75%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	22.804831	23.910073	4.85%	0
2016	21.060078	22.804831	8.28%	0
2015	21.979182	21.060078	-4.18%	0
2014	18.477341	21.979182	18.95%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	23.428497	25.984272	10.91%	0
2016	23.761159	23.428497	-1.40%	0
2015	24.497256	23.761159	-3.00%	0
2014	22.935632	24.497256	6.81%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	28.681445	33.838391	17.98%	0
2016	22.371701	28.681445	28.20%	0
2015	25.030563	22.371701	-10.62%	0
2014	24.416548	25.030563	2.51%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	20.602850	29.062210	41.06%	0
2016	17.406566	20.602850	18.36%	0
2015	18.006394	17.406566	-3.33%	0
2014	14.694832	18.006394	22.54%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	19.315930	23.620869	22.29%	0
2016	19.155428	19.315930	0.84%	0
2015	19.278430	19.155428	-0.64%	0
2014	17.445139	19.278430	10.51%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	19.915649	22.683752	13.90%	0
2016	17.256821	19.915649	15.41%	0
2015	19.372361	17.256821	-10.92%	0
2014	17.763444	19.372361	9.06%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	22.886208	26.719464	16.75%	0
2016	22.669009	22.886208	0.96%	0
2015	22.760714	22.669009	-0.40%	0
2014	23.519578	22.760714	-3.23%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	21.037055	23.399503	11.23%	0
2016	16.603447	21.037055	26.70%	0
2015	19.164476	16.603447	-13.36%	0
2014	18.267677	19.164476	4.91%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	22.489537	25.663949	14.12%	0
2016	19.274685	22.489537	16.68%	0
2015	19.681482	19.274685	-2.07%	0
2014	20.021982	19.681482	-1.70%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	19.261247	18.882159	-1.97%	0
2016	14.872800	19.261247	29.51%	0
2015	17.500191	14.872800	-15.01%	0
2014	17.572208	17.500191	-0.41%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	7.461659	6.040529	-19.05%	0
2016	7.093658	7.461659	5.19%	0
2015	6.366325	7.093658	11.42%	0
2014	5.268287	6.366325	20.84%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2017	20.012221	26.092503	30.38%	0
2016	18.327945	20.012221	9.19%	0
2015	18.439637	18.327945	-0.61%	0
2014	17.013713	18.439637	8.38%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	9.075366	9.443674	4.06%	0
2016	7.863352	9.075366	15.41%	0
2015	8.576408	7.863352	-8.31%	0
2014	8.502360	8.576408	0.87%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	27.048423	32.444891	19.95%	0
2016	23.837548	27.048423	13.47%	0
2015	28.226030	23.837548	-15.55%	0
2014	23.382619	28.226030	20.71%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	16.309375	17.799166	9.13%	0
2016	14.260661	16.309375	14.37%	0
2015	15.660202	14.260661	-8.94%	0
2014	12.963227	15.660202	20.80%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.473712	6.420178	17.29%	0
2016	6.099438	5.473712	-10.26%	0
2015	7.460439	6.099438	-18.24%	0
2014	9.719517	7.460439	-23.24%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.823044	9.904123	0.83%	0
2016	9.754209	9.823044	0.71%	0
2015	10.013546	9.754209	-2.59%	0
2014	10.048614	10.013546	-0.35%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.770517	7.71%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	6.226854	6.017346	-3.36%	0
2016	4.407645	6.226854	41.27%	0
2015	6.737497	4.407645	-34.58%	0
2014	8.472767	6.737497	-20.48%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	12.385244	14.070266	13.61%	0
2016	12.068968	12.385244	2.62%	0
2015	12.127038	12.068968	-0.48%	0
2014	11.523752	12.127038	5.24%	0
2013	10.087448	11.523752	14.24%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.613036	9.365978	-2.57%	0
2016	6.948865	9.613036	38.34%	0
2015	11.393879	6.948865	-39.01%	0
2014	10.362535	11.393879	9.95%	0
2013*	10.000000	10.362535	3.63%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.542422	12.943919	22.78%	0
2016	9.937457	10.542422	6.09%	0
2015	10.249459	9.937457	-3.04%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.037384	10.224308	1.86%	0
2016	9.786306	10.037384	2.57%	0
2015	10.212692	9.786306	-4.18%	0
2014	10.062557	10.212692	1.49%	0
2013	11.190725	10.062557	-10.08%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.282441	12.172798	18.38%	0
2016	9.221636	10.282441	11.50%	0
2015*	10.000000	9.221636	-7.78%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	11.067025	11.825115	6.85%	0
2016	9.348906	11.067025	18.38%	0
2015*	10.000000	9.348906	-6.51%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.676400	10.710151	10.68%	0
2016	9.489141	9.676400	1.97%	0
2015	9.834457	9.489141	-3.51%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.268516	13.909003	23.43%	0
2016	11.260599	11.268516	0.07%	0
2015	11.463406	11.260599	-1.77%	0
2014	11.451977	11.463406	0.10%	0
2013*	10.000000	11.451977	14.52%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.103850	12.709235	14.46%	0
2016*	10.000000	11.103850	11.04%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.095779	13.513901	11.72%	0
2016	11.859378	12.095779	1.99%	0
2015	12.192696	11.859378	-2.73%	0
2014	12.174633	12.192696	0.15%	0
2013	10.830183	12.174633	12.41%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.771908	11.014964	12.72%	0
2016	9.368363	9.771908	4.31%	0
2015	9.931056	9.368363	-5.67%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.848315	9.986683	1.40%	0
2016*	10.000000	9.848315	-1.52%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.085019	0.85%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.176426	1.76%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.675204	5.660722	-0.26%	0
2016	5.156198	5.675204	10.07%	0
2015	7.006588	5.156198	-26.41%	0
2014	8.593317	7.006588	-18.46%	0
2013	9.747597	8.593317	-11.84%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.769594	13.303536	13.03%	0
2016	10.397956	11.769594	13.19%	0
2015	10.856344	10.397956	-4.22%	0
2014*	10.000000	10.856344	8.56%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.224942	10.392341	1.64%	0
2016	9.552051	10.224942	7.04%	0
2015*	10.000000	9.552051	-4.48%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.658738	13.029593	11.76%	0
2016	11.538187	11.658738	1.04%	0
2015	11.750791	11.538187	-1.81%	0
2014	11.332451	11.750791	3.69%	0
2013	10.000300	11.332451	13.32%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.403804	11.869726	14.09%	0
2016*	10.000000	10.403804	4.04%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.698148	11.841199	10.68%	0
2016	9.250048	10.698148	15.66%	0
2015*	10.000000	9.250048	-7.50%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.228216	12.864962	14.58%	0
2016*	10.000000	11.228216	12.28%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.115092	13.398935	32.46%	0
2016	10.238463	10.115092	-1.20%	0
2015*	10.000000	10.238463	2.38%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.192228	10.706697	5.05%	0
2016	9.085859	10.192228	12.18%	0
2015*	10.000000	9.085859	-9.14%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.945271	10.161784	2.18%	0
2016*	10.000000	9.945271	-0.55%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.169248	1.69%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.100293	10.672828	5.67%	0
2016	9.516681	10.100293	6.13%	0
2015	9.877434	9.516681	-3.65%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	14.337506	15.774800	10.02%	0
2016	12.892821	14.337506	11.21%	0
2015	13.991857	12.892821	-7.85%	0
2014	13.846729	13.991857	1.05%	0
2013	11.386596	13.846729	21.61%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.063007	11.921418	7.76%	0
2016	9.874706	11.063007	12.03%	0
2015	10.813444	9.874706	-8.68%	0
2014	10.520452	10.813444	2.78%	0
2013*	10.000000	10.520452	5.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.345129	13.172612	6.70%	0
2016	11.200643	12.345129	10.22%	0
2015	11.832063	11.200643	-5.34%	0
2014	11.392476	11.832063	3.86%	0
2013*	10.000000	11.392476	13.92%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.486127	9.500056	0.15%	0
2016	9.379015	9.486127	1.14%	0
2015*	10.000000	9.379015	-6.21%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.939597	11.046654	11.14%	0
2016	9.695581	9.939597	2.52%	0
2015	10.477811	9.695581	-7.47%	0
2014	10.259644	10.477811	2.13%	0
2013*	10.000000	10.259644	2.60%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.658111	9.608714	-0.51%	0
2016	9.736121	9.658111	-0.80%	0
2015	9.965860	9.736121	-2.31%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.118752	6.535580	6.81%	0
2016	7.306241	6.118752	-16.25%	0
2015	7.553300	7.306241	-3.27%	0
2014	6.858984	7.553300	10.12%	0
2013	6.804964	6.858984	0.79%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	13.491727	15.225259	12.85%	0
2016	13.642006	13.491727	-1.10%	0
2015	13.712201	13.642006	-0.51%	0
2014	13.576994	13.712201	1.00%	0
2013	11.764865	13.576994	15.40%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	8.730009	8.892852	1.87%	0
2016	8.928263	8.730009	-2.22%	0
2015	8.922331	8.928263	0.07%	0
2014	8.676943	8.922331	2.83%	0
2013	8.687852	8.676943	-0.13%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.758725	10.936979	1.66%	0
2016	10.086133	10.758725	6.67%	0
2015	10.191547	10.086133	-1.03%	0
2014	10.131833	10.191547	0.59%	0
2013*	10.000000	10.131833	1.32%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.689224	11.535308	7.92%	0
2016	9.755644	10.689224	9.57%	0
2015	10.386488	9.755644	-6.07%	0
2014	10.000442	10.386488	3.86%	0
2013*	10.000000	10.000442	0.00%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	10.960975	12.737688	16.21%	0
2016	11.449736	10.960975	-4.27%	0
2015	12.714977	11.449736	-9.95%	0
2014	13.660761	12.714977	-6.92%	0
2013	11.111468	13.660761	22.94%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.569707	10.763266	25.60%	0
2016	7.221288	8.569707	18.67%	0
2015	9.193954	7.221288	-21.46%	0
2014	9.812785	9.193954	-6.31%	0
2013*	10.000000	9.812785	-1.87%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.108158	10.768706	6.53%	0
2016	8.918088	10.108158	13.34%	0
2015	9.664426	8.918088	-7.72%	0
2014	9.987329	9.664426	-3.23%	0
2013*	10.000000	9.987329	-0.13%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.944211	10.148188	2.05%	0
2016*	10.000000	9.944211	-0.56%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.898900	11.951380	9.66%	0
2016*	10.000000	10.898900	8.99%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	11.043026	11.998872	8.66%	0
2016	10.604854	11.043026	4.13%	0
2015	11.069470	10.604854	-4.20%	0
2014	10.807584	11.069470	2.42%	0
2013	10.134349	10.807584	6.64%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.386830	12.260547	7.67%	0
2016	10.480200	11.386830	8.65%	0
2015	10.793746	10.480200	-2.90%	0
2014	10.677390	10.793746	1.09%	0
2013	11.910534	10.677390	-10.35%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.110493	11.180222	10.58%	0
2016	8.950426	10.110493	12.96%	0
2015	10.578817	8.950426	-15.39%	0
2014*	10.000000	10.578817	5.79%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.686620	12.597350	7.79%	0
2016	11.533998	11.686620	1.32%	0
2015	11.908326	11.533998	-3.14%	0
2014	10.645807	11.908326	11.86%	0
2013	10.557367	10.645807	0.84%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.737690	12.234701	13.94%	0
2016	10.359307	10.737690	3.65%	0
2015	11.280437	10.359307	-8.17%	0
2014	11.256671	11.280437	0.21%	0
2013	9.897899	11.256671	13.73%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.035259	15.968290	13.77%	0
2016	13.105115	14.035259	7.10%	0
2015	13.208544	13.105115	-0.78%	0
2014	12.804791	13.208544	3.15%	0
2013	10.571289	12.804791	21.13%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.060473	11.707109	16.37%	0
2016*	10.000000	10.060473	0.60%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.533187	11.048682	4.89%	0
2016	9.390858	10.533187	12.16%	0
2015	9.814031	9.390858	-4.31%	0
2014*	10.000000	9.814031	-1.86%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.977304	13.456350	22.58%	0
2016*	10.000000	10.977304	9.77%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.956680	10.088233	1.32%	0
2016	9.909415	9.956680	0.48%	0
2015	10.071640	9.909415	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	15.091261	17.763706	17.71%	0
2016	14.173867	15.091261	6.47%	0
2015	14.683893	14.173867	-3.47%	0
2014	14.302283	14.683893	2.67%	0
2013	11.243012	14.302283	27.21%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.918189	14.222432	10.10%	0
2016	12.390786	12.918189	4.26%	0
2015	12.746536	12.390786	-2.79%	0
2014	12.439006	12.746536	2.47%	0
2013	11.042055	12.439006	12.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	14.009118	15.940273	13.78%	0
2016	13.285252	14.009118	5.45%	0
2015	13.703984	13.285252	-3.06%	0
2014	13.322269	13.703984	2.87%	0
2013	11.183496	13.322269	19.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.324950	11.834846	4.50%	0
2016	11.017867	11.324950	2.79%	0
2015	11.297028	11.017867	-2.47%	0
2014	11.126990	11.297028	1.53%	0
2013	10.792797	11.126990	3.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.067678	11.352641	12.76%	0
2016	9.707112	10.067678	3.71%	0
2015	10.323309	9.707112	-5.97%	0
2014	10.274962	10.323309	0.47%	0
2013*	10.000000	10.274962	2.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.015461	11.591458	15.74%	0
2016	9.597148	10.015461	4.36%	0
2015	10.268887	9.597148	-6.54%	0
2014	10.346941	10.268887	-0.75%	0
2013*	10.000000	10.346941	3.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.475578	15.090000	11.98%	0
2016	12.849023	13.475578	4.88%	0
2015	13.218797	12.849023	-2.80%	0
2014	12.866242	13.218797	2.74%	0
2013	11.116174	12.866242	15.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	14.374788	16.676083	16.01%	0
2016	13.597863	14.374788	5.71%	0
2015	14.051953	13.597863	-3.23%	0
2014	13.678272	14.051953	2.73%	0
2013	11.202284	13.678272	22.10%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.438811	13.429933	7.97%	0
2016	11.943403	12.438811	4.15%	0
2015	12.287022	11.943403	-2.80%	0
2014	12.015383	12.287022	2.26%	0
2013	10.993823	12.015383	9.29%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.596020	10.803273	1.96%	0
2016	10.436098	10.596020	1.53%	0
2015	10.677214	10.436098	-2.26%	0
2014	10.361578	10.677214	3.05%	0
2013	10.766745	10.361578	-3.76%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.408286	14.372249	15.83%	0
2016	11.337632	12.408286	9.44%	0
2015	11.916022	11.337632	-4.85%	0
2014	11.760338	11.916022	1.32%	0
2013*	10.000000	11.760338	17.60%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.866919	13.272648	11.85%	0
2016	11.103974	11.866919	6.87%	0
2015	11.504423	11.103974	-3.48%	0
2014	11.495648	11.504423	0.08%	0
2013*	10.000000	11.495648	14.96%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.409395	11.692037	39.04%	0
2016	7.945609	8.409395	5.84%	0
2015	9.627187	7.945609	-17.47%	0
2014*	10.000000	9.627187	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.844849	9.874645	0.30%	0
2016	9.945949	9.844849	-1.02%	0
2015	10.134131	9.945949	-1.86%	0
2014*	10.000000	10.134131	1.34%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.829554	8.694185	-1.53%	0
2016	8.986207	8.829554	-1.74%	0
2015	9.146269	8.986207	-1.75%	0
2014	9.309180	9.146269	-1.75%	0
2013	9.474991	9.309180	-1.75%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.384034	11.514842	22.71%	0
2016	9.463383	9.384034	-0.84%	0
2015	9.725279	9.463383	-2.69%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.797941	12.564812	16.36%	0
2016	10.039229	10.797941	7.56%	0
2015	10.321073	10.039229	-2.73%	0
2014*	10.000000	10.321073	3.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.474158	11.436895	9.19%	0
2016	10.028161	10.474158	4.45%	0
2015	10.224542	10.028161	-1.92%	0
2014*	10.000000	10.224542	2.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.656877	12.021521	12.81%	0
2016	10.067031	10.656877	5.86%	0
2015	10.301144	10.067031	-2.27%	0
2014*	10.000000	10.301144	3.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.221942	10.614299	3.84%	0
2016	9.978084	10.221942	2.44%	0
2015	10.128995	9.978084	-1.49%	0
2014*	10.000000	10.128995	1.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.191852	11.419062	12.04%	0
2016	9.812791	10.191852	3.86%	0
2015	10.322157	9.812791	-4.93%	0
2014	10.254189	10.322157	0.66%	0
2013*	10.000000	10.254189	2.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.227726	11.753915	14.92%	0
2016	9.732875	10.227726	5.08%	0
2015	10.314180	9.732875	-5.64%	0
2014	10.318992	10.314180	-0.05%	0
2013*	10.000000	10.318992	3.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.605966	11.767988	10.96%	0
2016	10.074720	10.605966	5.27%	0
2015	10.288606	10.074720	-2.08%	0
2014*	10.000000	10.288606	2.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.699376	12.266068	14.64%	0
2016	10.038038	10.699376	6.59%	0
2015	10.291957	10.038038	-2.47%	0
2014*	10.000000	10.291957	2.92%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.425079	11.186678	7.31%	0
2016	10.037799	10.425079	3.86%	0
2015	10.219729	10.037799	-1.78%	0
2014*	10.000000	10.219729	2.20%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.237717	12.781949	24.85%	0
2016*	10.000000	10.237717	2.38%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.454411	13.030425	13.76%	0
2016	9.691493	11.454411	18.19%	0
2015	10.120603	9.691493	-4.24%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.927842	10.372187	4.48%	0
2016	9.300026	9.927842	6.75%	0
2015	9.747415	9.300026	-4.59%	0
2014	9.550133	9.747415	2.07%	0
2013*	10.000000	9.550133	-4.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	12.084434	14.905658	23.35%	0
2016	12.610803	12.084434	-4.17%	0
2015	12.920019	12.610803	-2.39%	0
2014	13.330395	12.920019	-3.08%	0
2013	11.205880	13.330395	18.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.615980	10.373387	20.40%	0
2016	8.352931	8.615980	3.15%	0
2015	8.981894	8.352931	-7.00%	0
2014*	10.000000	8.981894	-10.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	16.911458	21.581254	27.61%	0
2016	16.876002	16.911458	0.21%	0
2015	16.655347	16.876002	1.32%	0
2014	15.390157	16.655347	8.22%	0
2013	11.653679	15.390157	32.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	16.967413	19.065644	12.37%	0
2016	14.881031	16.967413	14.02%	0
2015	15.685146	14.881031	-5.13%	0
2014	14.481188	15.685146	8.31%	0
2013	10.915558	14.481188	32.67%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	16.766213	21.007697	25.30%	0
2016	16.089700	16.766213	4.20%	0
2015	16.433122	16.089700	-2.09%	0
2014	16.125998	16.433122	1.90%	0
2013	11.841557	16.125998	36.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.931999	22.294440	11.85%	0
2016	17.250918	19.931999	15.54%	0
2015	18.079928	17.250918	-4.59%	0
2014	15.725459	18.079928	14.97%	0
2013	11.796659	15.725459	33.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.595069	14.232459	22.75%	0
2016	10.896121	11.595069	6.41%	0
2015	11.006986	10.896121	-1.01%	0
2014*	10.000000	11.006986	10.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	12.239626	13.115993	7.16%	0
2016	9.891797	12.239626	23.74%	0
2015	10.713225	9.891797	-7.67%	0
2014*	10.000000	10.713225	7.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	12.123340	13.518410	11.51%	0
2016	10.045111	12.123340	20.69%	0
2015	10.394022	10.045111	-3.36%	0
2014*	10.000000	10.394022	3.94%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.784668	13.955481	18.42%	0
2016	10.767636	11.784668	9.45%	0
2015	10.857863	10.767636	-0.83%	0
2014*	10.000000	10.857863	8.58%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.460380	11.952149	4.29%	0
2016	10.882840	11.460380	5.31%	0
2015	11.741303	10.882840	-7.31%	0
2014	9.292180	11.741303	26.36%	0
2013*	10.000000	9.292180	-7.08%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	11.021858	13.161138	19.41%	0
2016	10.045771	11.021858	9.72%	0
2015	10.107143	10.045771	-0.61%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.666575	9.647863	-0.19%	0
2016	9.599096	9.666575	0.70%	0
2015	9.803508	9.599096	-2.09%	0
2014	9.929076	9.803508	-1.26%	0
2013	10.095276	9.929076	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.327647	12.708329	12.19%	0
2016	9.538148	11.327647	18.76%	0
2015	10.206328	9.538148	-6.55%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.138319	9.578766	4.82%	0
2016	9.360997	9.138319	-2.38%	0
2015	10.035570	9.360997	-6.72%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.690403	10.506741	8.42%	0
2016	9.030365	9.690403	7.31%	0
2015	9.920588	9.030365	-8.97%	0
2014	10.127270	9.920588	-2.04%	0
2013*	10.000000	10.127270	1.27%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	10.152982	10.261928	1.07%	0
2016	9.128974	10.152982	11.22%	0
2015	9.599695	9.128974	-4.90%	0
2014	9.635588	9.599695	-0.37%	0
2013*	10.000000	9.635588	-3.64%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	9.998398	10.031716	0.33%	0
2016	9.749811	9.998398	2.55%	0
2015	10.178792	9.749811	-4.21%	0
2014	10.472800	10.178792	-2.81%	0
2013	10.190321	10.472800	2.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.416769	15.291839	33.94%	0
2016	11.637862	11.416769	-1.90%	0
2015	11.425571	11.637862	1.86%	0
2014	11.394816	11.425571	0.27%	0
2013*	10.000000	11.394816	13.95%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.303025	11.477583	11.40%	0
2016	9.287453	10.303025	10.93%	0
2015	10.409318	9.287453	-10.78%	0
2014	10.546761	10.409318	-1.30%	0
2013	10.722896	10.546761	-1.64%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.330439	6.347288	0.27%	0
2016	5.608749	6.330439	12.87%	0
2015	7.679563	5.608749	-26.97%	0
2014	9.604895	7.679563	-20.05%	0
2013	11.462795	9.604895	-16.21%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.389497	13.363845	7.86%	0
2016	11.137895	12.389497	11.24%	0
2015	11.610902	11.137895	-4.07%	0
2014	11.654018	11.610902	-0.37%	0
2013	12.760104	11.654018	-8.67%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.067361	0.67%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.975067	10.853078	8.80%	0
2016	9.865803	9.975067	1.11%	0
2015	10.817754	9.865803	-8.80%	0
2014	10.977401	10.817754	-1.45%	0
2013	11.958234	10.977401	-8.20%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.435392	11.126956	6.63%	0
2016	10.217917	10.435392	2.13%	0
2015	10.848363	10.217917	-5.81%	0
2014	10.808290	10.848363	0.37%	0
2013	12.031459	10.808290	-10.17%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	13.476525	14.103987	4.66%	0
2016	12.207754	13.476525	10.39%	0
2015	12.648956	12.207754	-3.49%	0
2014	12.471105	12.648956	1.43%	0
2013	12.016732	12.471105	3.78%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.348051	3.48%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.675247	9.625423	-0.51%	0
2016	9.720254	9.675247	-0.46%	0
2015	9.872774	9.720254	-1.54%	0
2014	9.973984	9.872774	-1.01%	0
2013	10.175270	9.973984	-1.98%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.500133	10.813864	2.99%	0
2016	10.417511	10.500133	0.79%	0
2015	10.567590	10.417511	-1.42%	0
2014	10.325496	10.567590	2.34%	0
2013	10.729699	10.325496	-3.77%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.959485	10.265743	3.08%	0
2016	9.687568	9.959485	2.81%	0
2015	10.039613	9.687568	-3.51%	0
2014	9.926279	10.039613	1.14%	0
2013*	10.000000	9.926279	-0.74%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	13.362315	14.050650	5.15%	0
2016	11.952443	13.362315	11.80%	0
2015	12.703411	11.952443	-5.91%	0
2014	12.968078	12.703411	-2.04%	0
2013	11.805364	12.968078	9.85%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	14.073781	14.491126	2.97%	0
2016	13.141032	14.073781	7.10%	0
2015	13.354521	13.141032	-1.60%	0
2014	13.281710	13.354521	0.55%	0
2013	12.287271	13.281710	8.09%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.676661	11.328216	30.56%	0
2016	8.774617	8.676661	-1.12%	0
2015	9.855372	8.774617	-10.97%	0
2014	10.190797	9.855372	-3.29%	0
2013	9.021582	10.190797	12.96%	0
ProFunds - ProFund VP Banks - Q/NQ
2017	16.419564	19.023889	15.86%	0
2016	13.561131	16.419564	21.08%	0
2015	13.862723	13.561131	-2.18%	0
2014	12.783164	13.862723	8.45%	0
2013	9.749119	12.783164	31.12%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	9.388816	11.342801	20.81%	0
2016	8.064406	9.388816	16.42%	0
2015	9.535707	8.064406	-15.43%	0
2014	9.544630	9.535707	-0.09%	0
2013	8.202672	9.544630	16.36%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2017	3.184586	2.566830	-19.40%	0
2016	3.727775	3.184586	-14.57%	0
2015	3.990666	3.727775	-6.59%	0
2014	4.736663	3.990666	-15.75%	0
2013	6.563856	4.736663	-27.84%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	22.915276	27.590902	20.40%	0
2016	27.593393	22.915276	-16.95%	0
2015	27.187575	27.593393	1.49%	0
2014	21.330693	27.187575	27.46%	0
2013	12.890733	21.330693	65.47%	0
ProFunds - ProFund VP Bull - Q/NQ
2017	16.724285	19.610874	17.26%	0
2016	15.521863	16.724285	7.75%	0
2015	15.871038	15.521863	-2.20%	0
2014	14.491741	15.871038	9.52%	0
2013	11.367290	14.491741	27.49%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	15.276847	17.270018	13.05%	0
2016	15.016162	15.276847	1.74%	0
2015	14.672755	15.016162	2.34%	0
2014	13.548445	14.672755	8.30%	0
2013	10.735296	13.548445	26.20%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	18.426137	21.429970	16.30%	0
2016	18.000085	18.426137	2.37%	0
2015	17.500025	18.000085	2.86%	0
2014	15.838147	17.500025	10.49%	0
2013	11.525155	15.838147	37.42%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	7.006765	9.174227	30.93%	0
2016	6.423955	7.006765	9.07%	0
2015	7.912293	6.423955	-18.81%	0
2014	8.338471	7.912293	-5.11%	0
2013	9.069530	8.338471	-8.06%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	10.779306	12.678917	17.62%	0
2016	10.176108	10.779306	5.93%	0
2015	11.621609	10.176108	-12.44%	0
2014	12.948332	11.621609	-10.25%	0
2013	10.834733	12.948332	19.51%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Financials - Q/NQ
2017	15.960340	18.534287	16.13%	0
2016	14.085909	15.960340	13.31%	0
2015	14.554329	14.085909	-3.22%	0
2014	13.118966	14.554329	10.94%	0
2013	10.109629	13.118966	29.77%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	17.925104	21.296404	18.81%	0
2016	19.014219	17.925104	-5.73%	0
2015	18.427250	19.014219	3.19%	0
2014	15.162120	18.427250	21.53%	0
2013	11.042008	15.162120	37.31%	0
ProFunds - ProFund VP Industrials - Q/NQ
2017	15.286743	18.384194	20.26%	0
2016	13.235881	15.286743	15.49%	0
2015	13.948759	13.235881	-5.11%	0
2014	13.447214	13.948759	3.73%	0
2013	9.904321	13.447214	35.77%	0
ProFunds - ProFund VP International - Q/NQ
2017	10.153288	12.150578	19.67%	0
2016	10.430162	10.153288	-2.65%	0
2015	11.003584	10.430162	-5.21%	0
2014	12.187811	11.003584	-9.72%	0
2013	10.381231	12.187811	17.40%	0
ProFunds - ProFund VP Internet - Q/NQ
2017	18.015438	24.082598	33.68%	0
2016	17.374744	18.015438	3.69%	0
2015	14.693581	17.374744	18.25%	0
2014	14.789430	14.693581	-0.65%	0
2013	9.922005	14.789430	49.06%	0
ProFunds - ProFund VP Japan - Q/NQ
2017	13.032805	15.168201	16.38%	0
2016	13.209774	13.032805	-1.34%	0
2015	12.706928	13.209774	3.96%	0
2014	12.529065	12.706928	1.42%	0
2013	8.602560	12.529065	45.64%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	20.249940	25.939587	28.10%	0
2016	19.580524	20.249940	3.42%	0
2015	18.546693	19.580524	5.57%	0
2014	16.133377	18.546693	14.96%	0
2013	12.229157	16.133377	31.93%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	10.992176	10.457505	-4.86%	0
2016	9.008742	10.992176	22.02%	0
2015	11.966137	9.008742	-24.71%	0
2014	13.664352	11.966137	-12.43%	0
2013	11.209431	13.664352	21.90%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	16.764481	18.177954	8.43%	0
2016	17.724062	16.764481	-5.41%	0
2015	17.272313	17.724062	2.62%	0
2014	14.728493	17.272313	17.27%	0
2013	11.388798	14.728493	29.32%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.193345	3.303227	3.44%	0
2016	2.085817	3.193345	53.10%	0
2015	3.161738	2.085817	-34.03%	0
2014	4.226937	3.161738	-25.20%	0
2013	6.933120	4.226937	-39.03%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2017	13.166539	13.978091	6.16%	0
2016	12.674838	13.166539	3.88%	0
2015	12.858919	12.674838	-1.43%	0
2014	10.468868	12.858919	22.83%	0
2013	10.645523	10.468868	-1.66%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.482135	3.014027	-13.44%	0
2016	3.736898	3.482135	-6.82%	0
2015	3.864813	3.736898	-3.31%	0
2014	5.640446	3.864813	-31.48%	0
2013	4.928785	5.640446	14.44%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	17.166154	22.863645	33.19%	0
2016	13.680473	17.166154	25.48%	0
2015	14.336421	13.680473	-4.58%	0
2014	10.846450	14.336421	32.18%	0
2013	8.270825	10.846450	31.14%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.506123	4.612711	-29.10%	0
2016	7.905634	6.506123	-17.70%	0
2015	7.215324	7.905634	9.57%	0
2014	7.565451	7.215324	-4.63%	0
2013	7.717985	7.565451	-1.98%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2017	4.576144	3.568415	-22.02%	0
2016	4.949287	4.576144	-7.54%	0
2015	5.235452	4.949287	-5.47%	0
2014	5.183580	5.235452	1.00%	0
2013	6.679081	5.183580	-22.39%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.517095	1.848769	-26.55%	0
2016	2.848341	2.517095	-11.63%	0
2015	3.333976	2.848341	-14.57%	0
2014	4.209232	3.333976	-20.79%	0
2013	6.068694	4.209232	-30.64%	0
ProFunds - ProFund VP Technology - Q/NQ
2017	15.887971	21.103378	32.83%	0
2016	14.393569	15.887971	10.38%	0
2015	14.306245	14.393569	0.61%	0
2014	12.327795	14.306245	16.05%	0
2013	10.022410	12.327795	23.00%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	14.091121	13.551194	-3.83%	0
2016	11.788414	14.091121	19.53%	0
2015	11.818545	11.788414	-0.25%	0
2014	11.961393	11.818545	-1.19%	0
2013	10.863310	11.961393	10.11%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	14.208458	15.284919	7.58%	0
2016	14.505474	14.208458	-2.05%	0
2015	15.646422	14.505474	-7.29%	0
2014	11.675894	15.646422	34.01%	0
2013	14.691641	11.675894	-20.53%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	40.490339	66.969683	65.40%	0
2016	37.938290	40.490339	6.73%	0
2015	33.990161	37.938290	11.62%	0
2014	25.467870	33.990161	33.46%	0
2013	14.477511	25.467870	75.91%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.647918	0.350511	-45.90%	0
2016	0.826461	0.647918	-21.60%	0
2015	1.140728	0.826461	-27.55%	0
2014	1.807196	1.140728	-36.88%	0
2013	3.581085	1.807196	-49.53%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2017	15.189680	16.512505	8.71%	0
2016	13.434136	15.189680	13.07%	0
2015	14.608785	13.434136	-8.04%	0
2014	11.811549	14.608785	23.68%	0
2013	10.609462	11.811549	11.33%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2017	9.369982	10.355827	10.52%	0
2016	7.494022	9.369982	25.03%	0
2015	8.017218	7.494022	-6.53%	0
2014	7.890273	8.017218	1.61%	0
2013	6.216539	7.890273	26.92%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	21.566553	25.732428	19.32%	0
2016	16.773183	21.566553	28.58%	0
2015	20.642933	16.773183	-18.75%	0
2014	21.399299	20.642933	-3.53%	0
2013	21.511729	21.399299	-0.52%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	23.819336	30.293726	27.18%	0
2016	30.175557	23.819336	-21.06%	0
2015	28.314014	30.175557	6.57%	0
2014	21.717536	28.314014	30.37%	0
2013	14.334422	21.717536	51.51%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	2.064489	2.118324	2.61%	0
2016	1.903176	2.064489	8.48%	0
2015	2.926215	1.903176	-34.96%	0
2014	4.513444	2.926215	-35.17%	0
2013	4.746274	4.513444	-4.91%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	29.465623	32.289098	9.58%	0
2016	28.447951	29.465623	3.58%	0
2015	27.258475	28.447951	4.36%	0
2014	24.633531	27.258475	10.66%	0
2013	19.549160	24.633531	26.01%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	23.424034	36.483766	55.75%	0
2016	18.237127	23.424034	28.44%	0
2015	19.379355	18.237127	-5.89%	0
2014	16.887009	19.379355	14.76%	0
2013	10.563991	16.887009	59.85%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	12.980206	16.715150	28.77%	0
2016	10.624782	12.980206	22.17%	0
2015	10.591246	10.624782	0.32%	0
2014	8.711863	10.591246	21.57%	0
2013	6.565534	8.711863	32.69%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2017	18.150550	16.716516	-7.90%	0
2016	14.062051	18.150550	29.07%	0
2015	20.512930	14.062051	-31.45%	0
2014	25.657195	20.512930	-20.05%	0
2013	21.150497	25.657195	21.31%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	16.266547	13.002785	-20.06%	0
2016	13.443229	16.266547	21.00%	0
2015	20.033759	13.443229	-32.90%	0
2014	28.858070	20.033759	-30.58%	0
2013	23.708283	28.858070	21.72%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	8.418712	10.637739	26.36%	0
2016	9.074482	8.418712	-7.23%	0
2015	9.951328	9.074482	-8.81%	0
2014	11.574469	9.951328	-14.02%	0
2013	9.508647	11.574469	21.73%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	11.950254	13.570408	13.56%	0
2016	10.500631	11.950254	13.81%	0
2015	11.131415	10.500631	-5.67%	0
2014	10.063713	11.131415	10.61%	0
2013	8.030161	10.063713	25.32%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	17.838513	19.215076	7.72%	0
2016	18.217095	17.838513	-2.08%	0
2015	19.537233	18.217095	-6.76%	0
2014	14.766958	19.537233	32.30%	0
2013	18.385921	14.766958	-19.68%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	20.634322	24.908934	20.72%	0
2016	23.255912	20.634322	-11.27%	0
2015	22.644393	23.255912	2.70%	0
2014	18.494456	22.644393	22.44%	0
2013	13.273473	18.494456	39.33%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.663864	11.197175	5.00%	0
2016	9.723560	10.663864	9.67%	0
2015	9.967489	9.723560	-2.45%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2017	28.013793	36.872774	31.62%	0
2016	27.299348	28.013793	2.62%	0
2015	25.642174	27.299348	6.46%	0
2014	25.598103	25.642174	0.17%	0
2013	17.227944	25.598103	48.58%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.510581	0.306252	-40.02%	0
2016	0.738641	0.510581	-30.88%	0
2015	0.817471	0.738641	-9.64%	0
2014	1.063530	0.817471	-23.14%	0
2013	1.929163	1.063530	-44.87%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.681497	2.400556	-10.48%	0
2016	2.811818	2.681497	-4.63%	0
2015	2.897163	2.811818	-2.95%	0
2014	3.927122	2.897163	-26.23%	0
2013	3.467848	3.927122	13.24%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.535411	1.304249	-15.06%	0
2016	1.932392	1.535411	-20.54%	0
2015	1.989189	1.932392	-2.86%	0
2014	2.289243	1.989189	-13.11%	0
2013	3.216979	2.289243	-28.84%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	0.807069	0.597443	-25.97%	0
2016	0.907446	0.807069	-11.06%	0
2015	1.060064	0.907446	-14.40%	0
2014	1.325996	1.060064	-20.06%	0
2013	1.902269	1.325996	-30.29%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.419492	1.206599	-15.00%	0
2016	1.812266	1.419492	-21.67%	0
2015	1.842690	1.812266	-1.65%	0
2014	2.057572	1.842690	-10.44%	0
2013	3.028492	2.057572	-32.06%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	1.794875	1.457561	-18.79%	0
2016	2.076028	1.794875	-13.54%	0
2015	2.211054	2.076028	-6.11%	0
2014	2.630698	2.211054	-15.95%	0
2013	3.643793	2.630698	-27.80%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	12.404997	18.319574	47.68%	0
2016	11.597386	12.404997	6.96%	0
2015	10.539605	11.597386	10.04%	0
2014	12.681616	10.539605	-16.89%	0
2013	8.273997	12.681616	53.27%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	27.702315	32.692962	18.02%	0
2016	25.733173	27.702315	7.65%	0
2015	26.112234	25.733173	-1.45%	0
2014	24.726217	26.112234	5.61%	0
2013	17.671673	24.726217	39.92%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	38.922802	46.827659	20.31%	0
2016	30.556292	38.922802	27.38%	0
2015	32.911518	30.556292	-7.16%	0
2014	29.926144	32.911518	9.98%	0
2013	20.274220	29.926144	47.61%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	35.752465	59.540003	66.53%	0
2016	33.201098	35.752465	7.68%	0
2015	29.480386	33.201098	12.62%	0
2014	21.969724	29.480386	34.19%	0
2013	12.407630	21.969724	77.07%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	28.693297	36.966661	28.83%	0
2016	27.554830	28.693297	4.13%	0
2015	25.910318	27.554830	6.35%	0
2014	22.454295	25.910318	15.39%	0
2013	16.976716	22.454295	32.27%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2017	20.131103	26.066207	29.48%	0
2016	17.705008	20.131103	13.70%	0
2015	18.150765	17.705008	-2.46%	0
2014	15.578437	18.150765	16.51%	0
2013	10.642076	15.578437	46.39%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	10.567269	11.118331	5.21%	0
2016	6.497694	10.567269	62.63%	0
2015	9.498431	6.497694	-31.59%	0
2014	11.696916	9.498431	-18.80%	0
2013	22.089338	11.696916	-47.05%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	22.628616	23.713285	4.79%	0
2016	20.907954	22.628616	8.23%	0
2015	21.831518	20.907954	-4.23%	0
2014	18.362534	21.831518	18.89%	0
2013	17.980409	18.362534	2.13%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	23.247506	25.770464	10.85%	0
2016	23.589560	23.247506	-1.45%	0
2015	24.332723	23.589560	-3.05%	0
2014	22.793178	24.332723	6.75%	0
2013	17.083445	22.793178	33.42%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	28.459763	33.559840	17.92%	0
2016	22.210050	28.459763	28.14%	0
2015	24.862354	22.210050	-10.67%	0
2014	24.264811	24.862354	2.46%	0
2013	15.575367	24.264811	55.79%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	20.443713	28.823128	40.99%	0
2016	17.280867	20.443713	18.30%	0
2015	17.885471	17.280867	-3.38%	0
2014	14.603572	17.885471	22.47%	0
2013	8.809949	14.603572	65.76%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	19.191862	23.457256	22.23%	0
2016	19.042056	19.191862	0.79%	0
2015	19.174079	19.042056	-0.69%	0
2014	17.359541	19.174079	10.45%	0
2013	12.502661	17.359541	38.85%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	19.787768	22.526677	13.84%	0
2016	17.154708	19.787768	15.35%	0
2015	19.267538	17.154708	-10.97%	0
2014	17.676312	19.267538	9.00%	0
2013	12.385063	17.676312	42.72%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	22.739307	26.534488	16.69%	0
2016	22.534938	22.739307	0.91%	0
2015	22.637617	22.534938	-0.45%	0
2014	23.404285	22.637617	-3.28%	0
2013	17.770118	23.404285	31.71%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	20.901956	23.237435	11.17%	0
2016	16.505193	20.901956	26.64%	0
2015	19.060781	16.505193	-13.41%	0
2014	18.178088	19.060781	4.86%	0
2013	13.623796	18.178088	33.43%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	22.345169	25.486270	14.06%	0
2016	19.160677	22.345169	16.62%	0
2015	19.575029	19.160677	-2.12%	0
2014	19.923820	19.575029	-1.75%	0
2013	14.350768	19.923820	38.83%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	19.137532	18.751356	-2.02%	0
2016	14.784772	19.137532	29.44%	0
2015	17.405468	14.784772	-15.06%	0
2014	17.486001	17.405468	-0.46%	0
2013	12.460629	17.486001	40.33%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	7.419107	6.003046	-19.09%	0
2016	7.056786	7.419107	5.13%	0
2015	6.336460	7.056786	11.37%	0
2014	5.246242	6.336460	20.78%	0
2013	5.503065	5.246242	-4.67%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2017	19.857594	25.877785	30.32%	0
2016	18.195562	19.857594	9.13%	0
2015	18.315772	18.195562	-0.66%	0
2014	16.908016	18.315772	8.33%	0
2013	12.710376	16.908016	33.03%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	9.005215	9.365937	4.01%	0
2016	7.806542	9.005215	15.35%	0
2015	8.518775	7.806542	-8.36%	0
2014	8.449528	8.518775	0.82%	0
2013	7.321406	8.449528	15.41%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	26.839436	32.177903	19.89%	0
2016	23.665371	26.839436	13.41%	0
2015	28.036423	23.665371	-15.59%	0
2014	23.237361	28.036423	20.65%	0
2013	15.700341	23.237361	48.01%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	16.183417	17.652729	9.08%	0
2016	14.157698	16.183417	14.31%	0
2015	15.555033	14.157698	-8.98%	0
2014	12.882723	15.555033	20.74%	0
2013	11.539689	12.882723	11.64%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.442480	6.380314	17.23%	0
2016	6.067722	5.442480	-10.30%	0
2015	7.425426	6.067722	-18.28%	0
2014	9.678821	7.425426	-23.28%	0
2013	10.136601	9.678821	-4.52%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.807390	9.883318	0.77%	0
2016	9.743610	9.807390	0.65%	0
2015	10.007763	9.743610	-2.64%	0
2014	10.047915	10.007763	-0.40%	0
2013*	10.000000	10.047915	0.48%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.766882	7.67%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	6.208932	5.996986	-3.41%	0
2016	4.397178	6.208932	41.20%	0
2015	6.724936	4.397178	-34.61%	0
2014	8.461279	6.724936	-20.52%	0
2013	7.791259	8.461279	8.60%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	12.349611	14.022667	13.55%	1,827
2016	12.040345	12.349611	2.57%	1,947
2015	12.104432	12.040345	-0.53%	1,966
2014	11.508128	12.104432	5.18%	9,957
2013	10.078896	11.508128	14.18%	2,709
2012	9.053152	10.078896	11.33%	233,182
2011*	10.000000	9.053152	-9.47%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.597686	9.346277	-2.62%	6,257
2016	6.941284	9.597686	38.27%	18,529
2015	11.387272	6.941284	-39.04%	5,850
2014	10.361816	11.387272	9.90%	3,948
2013*	10.000000	10.361816	3.62%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.530985	12.923319	22.72%	2,756
2016	9.931706	10.530985	6.03%	2,695
2015	10.248731	9.931706	-3.09%	4,102
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.008493	10.189722	1.81%	39,301
2016	9.763090	10.008493	2.51%	45,875
2015	10.193662	9.763090	-4.22%	45,113
2014	10.048919	10.193662	1.44%	53,289
2013	11.181248	10.048919	-10.13%	39,740
2012	10.603532	11.181248	5.45%	18,790
2011*	10.000000	10.603532	6.04%	27,826
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.273721	12.156305	18.32%	17,976
2016	9.218492	10.273721	11.45%	40,956
2015*	10.000000	9.218492	-7.82%	36,313
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	11.057640	11.809094	6.80%	9,531
2016	9.345717	11.057640	18.32%	17,776
2015*	10.000000	9.345717	-6.54%	13,744
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.665868	10.693072	10.63%	28,132
2016	9.483623	9.665868	1.92%	30,731
2015	9.833755	9.483623	-3.56%	6,862
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.247506	13.876026	23.37%	4,143
2016	11.245305	11.247506	0.02%	4,025
2015	11.453678	11.245305	-1.82%	4,414
2014	11.448083	11.453678	0.05%	2,695
2013*	10.000000	11.448083	14.48%	2,124

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.100121	12.698529	14.40%	3,132
2016*	10.000000	11.100121	11.00%	1,927
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.054857	13.461344	11.67%	95,118
2016	11.825242	12.054857	1.94%	86,366
2015	12.163792	11.825242	-2.78%	123,120
2014	12.151960	12.163792	0.10%	142,133
2013	10.815518	12.151960	12.36%	61,691
2012	10.015961	10.815518	7.98%	37,342
2011	10.584465	10.015961	-5.37%	15,163
2010*	10.000000	10.584465	5.84%	12,829
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.761273	10.997387	12.66%	164
2016	9.362922	9.761273	4.25%	164
2015	9.930348	9.362922	-5.71%	165
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.845002	9.978256	1.35%	6,750
2016*	10.000000	9.845002	-1.55%	6,750
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.081622	0.82%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.172992	1.73%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.655959	5.638658	-0.31%	4,807
2016	5.141326	5.655959	10.01%	5,656
2015	6.989953	5.141326	-26.45%	6,723
2014	8.577289	6.989953	-18.51%	3,538
2013	9.734378	8.577289	-11.89%	2,750
2012	10.125395	9.734378	-3.86%	662
2011	11.803992	10.125395	-14.22%	14,735
2010*	10.000000	11.803992	18.04%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.753669	13.278811	12.98%	20,213
2016	10.389150	11.753669	13.13%	24,863
2015	10.852666	10.389150	-4.27%	8,349
2014*	10.000000	10.852666	8.53%	220
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.216272	10.378256	1.59%	143,169
2016	9.548792	10.216272	6.99%	27,467
2015*	10.000000	9.548792	-4.51%	15,742

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.625154	12.985473	11.70%	3,788
2016	11.510792	11.625154	0.99%	10,889
2015	11.728863	11.510792	-1.86%	18,142
2014	11.317061	11.728863	3.64%	18,436
2013	9.991804	11.317061	13.26%	11,449
2012	9.066105	9.991804	10.21%	6,001
2011*	10.000000	9.066105	-9.34%	1,072
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.400299	11.859697	14.03%	11,154
2016*	10.000000	10.400299	4.00%	4,045
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.689063	11.825136	10.63%	104,755
2016	9.246887	10.689063	15.60%	112,144
2015*	10.000000	9.246887	-7.53%	74,238
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.224444	12.854110	14.52%	7,723
2016*	10.000000	11.224444	12.24%	5,881
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.106511	13.380788	32.40%	298,744
2016	10.234966	10.106511	-1.26%	361,219
2015*	10.000000	10.234966	2.35%	420,099
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.183578	10.692184	4.99%	2,682
2016	9.082753	10.183578	12.12%	4,084
2015*	10.000000	9.082753	-9.17%	5,466
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.941922	10.153207	2.13%	1,796
2016*	10.000000	9.941922	-0.58%	6,079
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.165816	1.66%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.089316	10.655822	5.61%	56,473
2016	9.511165	10.089316	6.08%	14,641
2015	9.876728	9.511165	-3.70%	5,334

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	14.288998	15.713450	9.97%	5,727
2016	12.855719	14.288998	11.15%	5,727
2015	13.958700	12.855719	-7.90%	5,727
2014	13.820943	13.958700	1.00%	13,775
2013	11.371172	13.820943	21.54%	13,775
2012	10.040580	11.371172	13.25%	11,870
2011	10.384375	10.040580	-3.31%	11,870
2010*	10.000000	10.384375	3.84%	6,353
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.042395	11.893174	7.70%	64,831
2016	9.861315	11.042395	11.98%	65,530
2015	10.804272	9.861315	-8.73%	59,734
2014	10.516874	10.804272	2.73%	65,407
2013*	10.000000	10.516874	5.17%	9,055
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.322117	13.141394	6.65%	7,473
2016	11.185447	12.322117	10.16%	8,174
2015	11.822028	11.185447	-5.38%	13,377
2014	11.388604	11.822028	3.81%	10,634
2013*	10.000000	11.388604	13.89%	9,998
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.478088	9.487191	0.10%	2,148
2016	9.375825	9.478088	1.09%	2,657
2015*	10.000000	9.375825	-6.24%	556
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.923731	11.023423	11.08%	1,275
2016	9.685039	9.923731	2.46%	1,275
2015	10.471750	9.685039	-7.51%	1,275
2014	10.258928	10.471750	2.07%	0
2013*	10.000000	10.258928	2.59%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.647622	9.593417	-0.56%	0
2016	9.730490	9.647622	-0.85%	0
2015	9.965153	9.730490	-2.35%	382
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.093756	6.505567	6.76%	12,722
2016	7.280090	6.093756	-16.30%	23,768
2015	7.530090	7.280090	-3.32%	50,430
2014	6.841381	7.530090	10.07%	19,416
2013	6.790955	6.841381	0.74%	8,396
2012	7.788426	6.790955	-12.81%	3,701
2011	8.679723	7.788426	-10.27%	5,766
2010	9.162795	8.679723	-5.27%	30,201
2009	9.720970	9.162795	-5.74%	18,460
2008*	10.000000	9.720970	-2.79%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	13.391371	15.104348	12.79%	2,576
2016	13.547402	13.391371	-1.15%	1,476
2015	13.624041	13.547402	-0.56%	24,809
2014	13.496567	13.624041	0.94%	8,942
2013	11.701128	13.496567	15.34%	4,548
2012	11.410515	11.701128	2.55%	761
2011	12.435319	11.410515	-8.24%	1,869
2010	11.386805	12.435319	9.21%	651
2009	9.109231	11.386805	25.00%	363
2008	15.652850	9.109231	-41.80%	363
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	8.680880	8.838318	1.81%	2,007
2016	8.882516	8.680880	-2.27%	7,971
2015	8.881138	8.882516	0.02%	17,144
2014	8.641275	8.881138	2.78%	17,245
2013	8.656557	8.641275	-0.18%	11,240
2012	8.623736	8.656557	0.38%	20,819
2011	8.494224	8.623736	1.52%	3,148
2010	8.146279	8.494224	4.27%	3,148
2009	8.577299	8.146279	-5.03%	2,997
2008	10.746444	8.577299	-20.18%	2,997
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.738668	10.911048	1.61%	24,283
2016	10.072450	10.738668	6.61%	203,697
2015	10.182891	10.072450	-1.08%	160,838
2014	10.128381	10.182891	0.54%	26,665
2013*	10.000000	10.128381	1.28%	8,065
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.672179	11.511061	7.86%	30,336
2016	9.745036	10.672179	9.51%	31,727
2015	10.380481	9.745036	-6.12%	34,564
2014	9.999749	10.380481	3.81%	28,588
2013*	10.000000	9.999749	0.00%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	10.923854	12.688094	16.15%	11,793
2016	11.416755	10.923854	-4.32%	21,746
2015	12.684820	11.416755	-10.00%	48,056
2014	13.635307	12.684820	-6.97%	74,350
2013	11.096411	13.635307	22.88%	39,495
2012	9.481990	11.096411	17.03%	445,424
2011	10.405277	9.481990	-8.87%	19,850
2010*	10.000000	10.405277	4.05%	18,052

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.553702	10.737720	25.53%	30,792
2016	7.211469	8.553702	18.61%	21,687
2015	9.186139	7.211469	-21.50%	19,940
2014	9.809448	9.186139	-6.35%	14,763
2013*	10.000000	9.809448	-1.91%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.089300	10.743170	6.48%	8,900
2016	8.905973	10.089300	13.29%	11,556
2015	9.656212	8.905973	-7.77%	9,225
2014	9.983928	9.656212	-3.28%	9,612
2013*	10.000000	9.983928	-0.16%	28,915
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.940871	10.139627	2.00%	0
2016*	10.000000	9.940871	-0.59%	8,137
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.895232	11.941295	9.60%	0
2016*	10.000000	10.895232	8.95%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	11.011255	11.958278	8.60%	6,845
2016	10.579708	11.011255	4.08%	8,762
2015	11.048843	10.579708	-4.25%	12,099
2014	10.792942	11.048843	2.37%	10,604
2013	10.125768	10.792942	6.59%	10,517
2012	9.437512	10.125768	7.29%	985
2011*	10.000000	9.437512	-5.62%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.354030	12.219034	7.62%	13,999
2016	10.455317	11.354030	8.60%	15,008
2015	10.773601	10.455317	-2.95%	16,837
2014	10.662891	10.773601	1.04%	18,105
2013	11.900433	10.662891	-10.40%	12,095
2012	10.281204	11.900433	15.75%	1,920
2011*	10.000000	10.281204	2.81%	2,161
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.096782	11.159395	10.52%	7,951
2016	8.942825	10.096782	12.90%	11,421
2015	10.575224	8.942825	-15.44%	8,214
2014*	10.000000	10.575224	5.75%	12,647

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.652978	12.554719	7.74%	10,423
2016	11.506639	11.652978	1.27%	11,327
2015	11.886133	11.506639	-3.19%	12,830
2014	10.631373	11.886133	11.80%	8,485
2013	10.548424	10.631373	0.79%	3,931
2012	8.266727	10.548424	27.60%	5,331
2011*	10.000000	8.266727	-17.33%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.706799	12.193313	13.88%	6,302
2016	10.334742	10.706799	3.60%	8,543
2015	11.259417	10.334742	-8.21%	12,634
2014	11.241427	11.259417	0.16%	12,143
2013	9.889520	11.241427	13.67%	11,563
2012	8.857965	9.889520	11.65%	542
2011*	10.000000	8.857965	-11.42%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.994831	15.914214	13.71%	121,879
2016	13.074017	13.994831	7.04%	105,730
2015	13.183925	13.074017	-0.83%	79,840
2014	12.787439	13.183925	3.10%	58,466
2013	10.562336	12.787439	21.07%	44,720
2012	9.295446	10.562336	13.63%	7,927
2011*	10.000000	9.295446	-7.05%	2,597
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.057095	11.697232	16.31%	0
2016*	10.000000	10.057095	0.57%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.518810	11.027989	4.84%	0
2016	9.382804	10.518810	12.11%	0
2015	9.810607	9.382804	-4.36%	1,509
2014*	10.000000	9.810607	-1.89%	1,509
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.973610	13.444994	22.52%	1,819
2016*	10.000000	10.973610	9.74%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.945857	10.072146	1.27%	96,750
2016	9.903656	9.945857	0.43%	152,906
2015	10.070923	9.903656	-1.66%	95,914

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	15.040155	17.694570	17.65%	4,349
2016	14.133028	15.040155	6.42%	4,349
2015	14.649039	14.133028	-3.52%	10,720
2014	14.275614	14.649039	2.62%	733
2013	11.227757	14.275614	27.15%	4,465
2012	9.843908	11.227757	14.06%	0
2011	10.706957	9.843908	-8.06%	2,590
2010*	10.000000	10.706957	7.07%	2,590
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.874449	14.167077	10.04%	38,202
2016	12.355101	12.874449	4.20%	41,573
2015	12.716296	12.355101	-2.84%	46,802
2014	12.415824	12.716296	2.42%	26,112
2013	11.027097	12.415824	12.59%	10,841
2012	10.111298	11.027097	9.06%	931
2011	10.436632	10.111298	-3.12%	1,231
2010*	10.000000	10.436632	4.37%	1,231
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.961738	15.878295	13.73%	46,549
2016	13.247027	13.961738	5.40%	51,173
2015	13.671514	13.247027	-3.10%	55,779
2014	13.297470	13.671514	2.81%	61,226
2013	11.168354	13.297470	19.06%	51,625
2012	10.008151	11.168354	11.59%	10,551
2011	10.555145	10.008151	-5.18%	3,736
2010*	10.000000	10.555145	5.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.286615	11.788791	4.45%	4,851
2016	10.986143	11.286615	2.74%	13,281
2015	11.270232	10.986143	-2.52%	9,232
2014	11.106253	11.270232	1.48%	33,625
2013	10.778161	11.106253	3.04%	18,584
2012	10.210555	10.778161	5.56%	40,147
2011	10.252622	10.210555	-0.41%	11,524
2010*	10.000000	10.252622	2.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.051630	11.328797	12.71%	690
2016	9.696562	10.051630	3.66%	1,059
2015	10.317343	9.696562	-6.02%	1,077
2014	10.274244	10.317343	0.42%	258
2013*	10.000000	10.274244	2.74%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.999491	11.567116	15.68%	2,469
2016	9.586704	9.999491	4.31%	2,469
2015	10.262943	9.586704	-6.59%	5,885
2014	10.346222	10.262943	-0.80%	4,075
2013*	10.000000	10.346222	3.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.429949	15.031283	11.92%	68,662
2016	12.812011	13.429949	4.82%	85,183
2015	13.187433	12.812011	-2.85%	82,665
2014	12.842254	13.187433	2.69%	50,102
2013	11.101096	12.842254	15.68%	38,300
2012	10.060559	11.101096	10.34%	12,788
2011	10.489270	10.060559	-4.09%	13,352
2010*	10.000000	10.489270	4.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	14.326119	16.611196	15.95%	34,507
2016	13.558700	14.326119	5.66%	34,575
2015	14.018621	13.558700	-3.28%	37,665
2014	13.652780	14.018621	2.68%	41,854
2013	11.187095	13.652780	22.04%	31,952
2012	9.942442	11.187095	12.52%	7,047
2011	10.620474	9.942442	-6.38%	12,968
2010*	10.000000	10.620474	6.20%	5,609
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.396703	13.377681	7.91%	21,424
2016	11.909017	12.396703	4.10%	22,274
2015	12.257894	11.909017	-2.85%	24,577
2014	11.992995	12.257894	2.21%	30,418
2013	10.978933	11.992995	9.24%	18,961
2012	10.160184	10.978933	8.06%	8,316
2011	10.374062	10.160184	-2.06%	7,516
2010*	10.000000	10.374062	3.74%	2,136
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.565534	10.766717	1.90%	21,616
2016	10.411345	10.565534	1.48%	46,419
2015	10.657313	10.411345	-2.31%	12,684
2014	10.347534	10.657313	2.99%	47,761
2013	10.757618	10.347534	-3.81%	12,235
2012	10.227315	10.757618	5.19%	57,121
2011*	10.000000	10.227315	2.27%	7,488
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.383316	14.336062	15.77%	301
2016	11.320544	12.383316	9.39%	0
2015	11.904124	11.320544	-4.90%	2,962
2014	11.754577	11.904124	1.27%	2,823
2013*	10.000000	11.754577	17.55%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.843037	13.239215	11.79%	1,658
2016	11.087250	11.843037	6.82%	1,658
2015	11.492944	11.087250	-3.53%	1,658
2014	11.490015	11.492944	0.03%	1,658
2013*	10.000000	11.490015	14.90%	2,447
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.397930	11.670171	38.96%	36,791
2016	7.938795	8.397930	5.78%	13,411
2015	9.623829	7.938795	-17.51%	13,645
2014*	10.000000	9.623829	-3.76%	16,066
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.831400	9.856154	0.25%	9,934
2016	9.937417	9.831400	-1.07%	24,238
2015	10.130596	9.937417	-1.91%	24,449
2014*	10.000000	10.130596	1.31%	3,661
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.797919	8.658639	-1.58%	356,146
2016	8.958557	8.797919	-1.79%	497,926
2015	9.122764	8.958557	-1.80%	1,403,521
2014	9.289981	9.122764	-1.80%	1,533,260
2013	9.460266	9.289981	-1.80%	1,506,284
2012	9.634149	9.460266	-1.80%	734,577
2011	9.810244	9.634149	-1.80%	400,451
2010	9.990052	9.810244	-1.80%	350,131
2009*	10.000000	9.990052	-0.10%	132,352
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.373822	11.496475	22.64%	52,821
2016	9.457888	9.373822	-0.89%	19,370
2015	9.724587	9.457888	-2.74%	14,883
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.783208	12.541320	16.30%	26,010
2016	10.030623	10.783208	7.50%	26,010
2015	10.317484	10.030623	-2.78%	28,998
2014*	10.000000	10.317484	3.17%	32,266
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.459875	11.415502	9.14%	598
2016	10.019569	10.459875	4.39%	593
2015	10.220979	10.019569	-1.97%	897
2014*	10.000000	10.220979	2.21%	6,197
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.642329	11.999009	12.75%	26,646
2016	10.058400	10.642329	5.81%	0
2015	10.297552	10.058400	-2.32%	5,293
2014*	10.000000	10.297552	2.98%	4,709

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.207997	10.594435	3.79%	9,702
2016	9.969518	10.207997	2.39%	9,906
2015	10.125460	9.969518	-1.54%	10,113
2014*	10.000000	10.125460	1.25%	5,527
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.175611	11.395082	11.98%	1,636
2016	9.802125	10.175611	3.81%	1,636
2015	10.316176	9.802125	-4.98%	2,922
2014	10.253472	10.316176	0.61%	1,381
2013*	10.000000	10.253472	2.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.211414	11.729213	14.86%	0
2016	9.722292	10.211414	5.03%	0
2015	10.308210	9.722292	-5.68%	0
2014	10.318275	10.308210	-0.10%	3,119
2013*	10.000000	10.318275	3.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.591492	11.745962	10.90%	17,712
2016	10.066075	10.591492	5.22%	17,209
2015	10.285014	10.066075	-2.13%	18,260
2014*	10.000000	10.285014	2.85%	3,925
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.684780	12.243114	14.58%	25,776
2016	10.029433	10.684780	6.53%	18,058
2015	10.288376	10.029433	-2.52%	17,904
2014*	10.000000	10.288376	2.88%	5,188
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.410862	11.165757	7.25%	516
2016	10.029198	10.410862	3.81%	538
2015	10.216166	10.029198	-1.83%	561
2014*	10.000000	10.216166	2.16%	584
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.234124	12.770986	24.79%	30,884
2016*	10.000000	10.234124	2.34%	11,099
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.441954	13.009653	13.70%	46,931
2016	9.685871	11.441954	18.13%	47,286
2015	10.119882	9.685871	-4.29%	29,736

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.909339	10.347611	4.42%	39,195
2016	9.287395	9.909339	6.70%	32,843
2015	9.739138	9.287395	-4.64%	1,074
2014	9.546883	9.739138	2.01%	10,077
2013*	10.000000	9.546883	-4.53%	4,859
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	12.043506	14.847645	23.28%	16,230
2016	12.574486	12.043506	-4.22%	16,022
2015	12.889375	12.574486	-2.44%	12,286
2014	13.305563	12.889375	-3.13%	4,172
2013	11.190687	13.305563	18.90%	6,295
2012	9.865173	11.190687	13.44%	485
2011	11.115389	9.865173	-11.25%	487
2010*	10.000000	11.115389	11.15%	217
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.604228	10.353988	20.34%	27,154
2016	8.345772	8.604228	3.10%	29,226
2015	8.978761	8.345772	-7.05%	27,590
2014*	10.000000	8.978761	-10.21%	23,600
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	16.854252	21.497355	27.55%	51,999
2016	16.827449	16.854252	0.16%	59,514
2015	16.615888	16.827449	1.27%	53,376
2014	15.361510	16.615888	8.17%	68,672
2013	11.637899	15.361510	32.00%	35,216
2012	10.204650	11.637899	14.05%	39,907
2011	10.738428	10.204650	-4.97%	0
2010*	10.000000	10.738428	7.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	16.910020	18.991519	12.31%	59,120
2016	14.838236	16.910020	13.96%	65,382
2015	15.647996	14.838236	-5.17%	64,599
2014	14.454236	15.647996	8.26%	78,622
2013	10.900786	14.454236	32.60%	49,608
2012	9.440350	10.900786	15.47%	28,365
2011	10.236727	9.440350	-7.78%	0
2010*	10.000000	10.236727	2.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	16.709453	20.925945	25.23%	45,037
2016	16.043368	16.709453	4.15%	27,912
2015	16.394144	16.043368	-2.14%	28,356
2014	16.095940	16.394144	1.85%	42,018
2013	11.825492	16.095940	36.11%	19,720
2012	10.504443	11.825492	12.58%	18,497
2011	11.194910	10.504443	-6.17%	66
2010*	10.000000	11.194910	11.95%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.864530	22.207709	11.80%	18,564
2016	17.201249	19.864530	15.48%	21,201
2015	18.037057	17.201249	-4.63%	18,585
2014	15.696161	18.037057	14.91%	25,044
2013	11.780675	15.696161	33.24%	13,958
2012	10.311603	11.780675	14.25%	4,698
2011	10.749783	10.311603	-4.08%	0
2010*	10.000000	10.749783	7.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.579244	14.205829	22.68%	61,361
2016	10.886774	11.579244	6.36%	40,939
2015	11.003151	10.886774	-1.06%	39,410
2014*	10.000000	11.003151	10.03%	42,791
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	12.222933	13.091462	7.11%	19,694
2016	9.883310	12.222933	23.67%	24,616
2015	10.709484	9.883310	-7.71%	23,385
2014*	10.000000	10.709484	7.09%	40,634
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	12.106804	13.493118	11.45%	4,275
2016	10.036510	12.106804	20.63%	6,234
2015	10.390403	10.036510	-3.41%	3,965
2014*	10.000000	10.390403	3.90%	3,965
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.768572	13.929351	18.36%	2,169
2016	10.758394	11.768572	9.39%	6,015
2015	10.854074	10.758394	-0.88%	7,193
2014*	10.000000	10.854074	8.54%	249
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.439028	11.923828	4.24%	2,184
2016	10.868069	11.439028	5.25%	2,277
2015	11.731332	10.868069	-7.36%	9,880
2014	9.289021	11.731332	26.29%	23,366
2013*	10.000000	9.289021	-7.11%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	11.009864	13.140147	19.35%	263,231
2016	10.039940	11.009864	9.66%	154,862
2015	10.106421	10.039940	-0.66%	183,143

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.638721	9.615172	-0.24%	14,456
2016	9.576300	9.638721	0.65%	12,146
2015	9.785217	9.576300	-2.14%	5,076
2014	9.915603	9.785217	-1.31%	72,794
2013	10.086724	9.915603	-1.70%	23,924
2012	9.922460	10.086724	1.66%	168,087
2011*	10.000000	9.922460	-0.78%	2,330
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.315341	12.688081	12.13%	60,394
2016	9.532622	11.315341	18.70%	14,734
2015	10.205601	9.532622	-6.59%	6,705
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.128374	9.563487	4.77%	0
2016	9.355564	9.128374	-2.43%	0
2015	10.034860	9.355564	-6.77%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.674962	10.484676	8.37%	6,216
2016	9.020551	9.674962	7.25%	6,647
2015	9.914847	9.020551	-9.02%	6,648
2014	10.126567	9.914847	-2.09%	263
2013*	10.000000	10.126567	1.27%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	10.134056	10.237601	1.02%	95,043
2016	9.116575	10.134056	11.16%	133,140
2015	9.591543	9.116575	-4.95%	136,803
2014	9.632305	9.591543	-0.42%	155,065
2013*	10.000000	9.632305	-3.68%	112,233
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	9.975260	10.003424	0.28%	20,017
2016	9.732190	9.975260	2.50%	22,303
2015	10.165563	9.732190	-4.26%	23,392
2014	10.464509	10.165563	-2.86%	64,411
2013	10.187441	10.464509	2.72%	175,742
2012*	10.000000	10.187441	1.87%	122,017
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.395504	15.255612	33.87%	32,837
2016	11.622069	11.395504	-1.95%	12,561
2015	11.415878	11.622069	1.81%	30,400
2014	11.390946	11.415878	0.22%	27,579
2013*	10.000000	11.390946	13.91%	11,148

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.273367	11.438742	11.34%	2,413
2016	9.265420	10.273367	10.88%	18,395
2015	10.389918	9.265420	-10.82%	19,397
2014	10.532457	10.389918	-1.35%	29,022
2013	10.713807	10.532457	-1.69%	57,204
2012	9.503460	10.713807	12.74%	271,159
2011*	10.000000	9.503460	-4.97%	14,608
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.309012	6.322595	0.22%	1,962
2016	5.592598	6.309012	12.81%	7,516
2015	7.661346	5.592598	-27.00%	3,392
2014	9.586998	7.661346	-20.09%	2,680
2013	11.447268	9.586998	-16.25%	9,870
2012	11.089376	11.447268	3.23%	5,678
2011	12.213579	11.089376	-9.20%	9,787
2010*	10.000000	12.213579	22.14%	8,349
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.347539	13.311824	7.81%	5,105
2016	11.105823	12.347539	11.18%	3,646
2015	11.583372	11.105823	-4.12%	4,854
2014	11.632308	11.583372	-0.42%	5,328
2013	12.742817	11.632308	-8.71%	3,855
2012	11.019221	12.742817	15.64%	18,564
2011	10.564531	11.019221	4.30%	24,812
2010*	10.000000	10.564531	5.65%	12,056
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.063968	0.64%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.941275	10.810822	8.75%	2,281
2016	9.837378	9.941275	1.06%	1,985
2015	10.792076	9.837378	-8.85%	4,282
2014	10.956915	10.792076	-1.50%	4,089
2013	11.941978	10.956915	-8.25%	4,644
2012	11.556774	11.941978	3.33%	2,446
2011	10.854490	11.556774	6.47%	5,444
2010*	10.000000	10.854490	8.54%	1,139
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.400056	11.083654	6.57%	15,154
2016	10.188495	10.400056	2.08%	16,631
2015	10.822632	10.188495	-5.86%	20,928
2014	10.788146	10.822632	0.32%	26,545
2013	12.015145	10.788146	-10.21%	12,669
2012	11.450180	12.015145	4.93%	878
2011	10.850505	11.450180	5.53%	3,512
2010*	10.000000	10.850505	8.51%	7,502

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	13.430909	14.049110	4.60%	9,892
2016	12.172614	13.430909	10.34%	23,642
2015	12.618974	12.172614	-3.54%	17,104
2014	12.447866	12.618974	1.37%	47,197
2013	12.000447	12.447866	3.73%	50,534
2012	10.701890	12.000447	12.13%	68,127
2011	10.556153	10.701890	1.38%	118,332
2010*	10.000000	10.556153	5.56%	1,046
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.344569	3.45%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.647353	9.592806	-0.57%	26,317
2016	9.697145	9.647353	-0.51%	34,470
2015	9.854312	9.697145	-1.59%	147,866
2014	9.960413	9.854312	-1.07%	17,716
2013	10.166600	9.960413	-2.03%	20,317
2012	9.790483	10.166600	3.84%	30,299
2011*	10.000000	9.790483	-2.10%	18,711
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.469937	10.777277	2.94%	33,372
2016	10.392814	10.469937	0.74%	44,858
2015	10.547913	10.392814	-1.47%	100,246
2014	10.311521	10.547913	2.29%	44,130
2013	10.720627	10.311521	-3.82%	36,809
2012	9.970403	10.720627	7.52%	89,781
2011*	10.000000	9.970403	-0.30%	23,269
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.943604	10.244160	3.02%	6,103
2016	9.677038	9.943604	2.75%	6,065
2015	10.033807	9.677038	-3.56%	5,394
2014	9.925587	10.033807	1.09%	5,060
2013*	10.000000	9.925587	-0.74%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	13.317008	13.995895	5.10%	0
2016	11.917971	13.317008	11.74%	1,503
2015	12.673223	11.917971	-5.96%	1,503
2014	12.943857	12.673223	-2.09%	1,503
2013	11.789322	12.943857	9.79%	6,021
2012	10.377238	11.789322	13.61%	6,780
2011	10.785987	10.377238	-3.79%	12,104
2010*	10.000000	10.785987	7.86%	38,573

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	14.026154	14.434753	2.91%	7,756
2016	13.103208	14.026154	7.04%	58,735
2015	13.322862	13.103208	-1.65%	4,562
2014	13.256973	13.322862	0.50%	11,823
2013	12.270628	13.256973	8.04%	129,326
2012	10.949441	12.270628	12.07%	149,855
2011	10.851809	10.949441	0.90%	4,327
2010*	10.000000	10.851809	8.52%	65,039
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.647294	11.284163	30.49%	10,068
2016	8.749366	8.647294	-1.17%	40,815
2015	9.832031	8.749366	-11.01%	51,722
2014	10.171836	9.832031	-3.34%	335
2013	9.009374	10.171836	12.90%	335
2012	7.945214	9.009374	13.39%	8,078
2011	11.082605	7.945214	-28.31%	0
2010*	10.000000	11.082605	10.83%	0
ProFunds - ProFund VP Banks - Q/NQ
2017	16.372266	18.959462	15.80%	6,180
2016	13.528929	16.372266	21.02%	22,483
2015	13.836848	13.528929	-2.23%	20,189
2014	12.765794	13.836848	8.39%	101
2013	9.740828	12.765794	31.05%	298
2012	7.435821	9.740828	31.00%	4,686
2011*	10.000000	7.435821	-25.64%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	9.361768	11.304391	20.75%	10,581
2016	8.045255	9.361768	16.36%	11,017
2015	9.517920	8.045255	-15.47%	8,467
2014	9.531685	9.517920	-0.14%	18,382
2013	8.195715	9.531685	16.30%	21,730
2012	7.693432	8.195715	6.53%	4,820
2011*	10.000000	7.693432	-23.07%	0
ProFunds - ProFund VP Bear - Q/NQ
2017	3.173830	2.556859	-19.44%	8,697
2016	3.717054	3.173830	-14.61%	10,890
2015	3.981205	3.717054	-6.63%	0
2014	4.727836	3.981205	-15.79%	57,370
2013	6.554957	4.727836	-27.87%	5,741
2012	8.003760	6.554957	-18.10%	2,330
2011	8.944871	8.003760	-10.52%	1,210
2010*	10.000000	8.944871	-10.55%	152,952

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	22.849311	27.497519	20.34%	11,763
2016	27.527938	22.849311	-17.00%	7,178
2015	27.136897	27.527938	1.44%	8,891
2014	21.301760	27.136897	27.39%	12,904
2013	12.879797	21.301760	65.39%	27,293
2012	9.321723	12.879797	38.17%	9,234
2011*	10.000000	9.321723	-6.78%	542
ProFunds - ProFund VP Bull - Q/NQ
2017	16.667633	19.534524	17.20%	15,454
2016	15.477146	16.667633	7.69%	24,793
2015	15.833380	15.477146	-2.25%	102,011
2014	14.464719	15.833380	9.46%	84,919
2013	11.351878	14.464719	27.42%	42,401
2012	10.150612	11.351878	11.83%	44,047
2011	10.336204	10.150612	-1.80%	109,096
2010*	10.000000	10.336204	3.36%	3,788
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	15.232890	17.211600	12.99%	14,659
2016	14.980552	15.232890	1.68%	17,141
2015	14.645413	14.980552	2.29%	25,141
2014	13.530083	14.645413	8.24%	8,725
2013	10.726206	13.530083	26.14%	19,785
2012	9.853237	10.726206	8.86%	10,849
2011*	10.000000	9.853237	-1.47%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	18.373125	21.357473	16.24%	4,041
2016	17.957406	18.373125	2.32%	13,229
2015	17.467425	17.957406	2.81%	6,711
2014	15.816696	17.467425	10.44%	48,255
2013	11.515396	15.816696	37.35%	37,045
2012	9.604337	11.515396	19.90%	1,856
2011*	10.000000	9.604337	-3.96%	5,840
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	6.983030	9.138509	30.87%	42,139
2016	6.405444	6.983030	9.02%	14,220
2015	7.893514	6.405444	-18.85%	4,646
2014	8.322926	7.893514	-5.16%	9,866
2013	9.057237	8.322926	-8.11%	11,836
2012	8.655014	9.057237	4.65%	15,867
2011	10.976213	8.655014	-21.15%	5,651
2010*	10.000000	10.976213	9.76%	5,243

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	10.742818	12.629600	17.56%	45,052
2016	10.146809	10.742818	5.87%	35,324
2015	11.594062	10.146809	-12.48%	94,424
2014	12.924225	11.594062	-10.29%	10,962
2013	10.820059	12.924225	19.45%	19,329
2012	9.450426	10.820059	14.49%	7,019
2011	10.561855	9.450426	-10.52%	78
2010*	10.000000	10.561855	5.62%	226
ProFunds - ProFund VP Financials - Q/NQ
2017	15.914395	18.471560	16.07%	31,633
2016	14.052483	15.914395	13.25%	60,763
2015	14.527195	14.052483	-3.27%	43,877
2014	13.101162	14.527195	10.88%	35,009
2013	10.101043	13.101162	29.70%	12,904
2012	8.247002	10.101043	22.48%	8,517
2011*	10.000000	8.247002	-17.53%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	17.873547	21.224377	18.75%	22,549
2016	18.969149	17.873547	-5.78%	24,509
2015	18.392919	18.969149	3.13%	38,573
2014	15.141575	18.392919	21.47%	63,890
2013	11.032654	15.141575	37.24%	33,860
2012	9.569659	11.032654	15.29%	19,013
2011*	10.000000	9.569659	-4.30%	0
ProFunds - ProFund VP Industrials - Q/NQ
2017	15.242751	18.321986	20.20%	17,982
2016	13.204481	15.242751	15.44%	42,582
2015	13.922754	13.204481	-5.16%	21,516
2014	13.428982	13.922754	3.68%	6,107
2013	9.895924	13.428982	35.70%	54,229
2012	8.702679	9.895924	13.71%	12,011
2011*	10.000000	8.702679	-12.97%	6,733
ProFunds - ProFund VP International - Q/NQ
2017	10.118916	12.103307	19.61%	10,910
2016	10.400127	10.118916	-2.70%	7,022
2015	10.977496	10.400127	-5.26%	2,808
2014	12.165113	10.977496	-9.76%	10,199
2013	10.367165	12.165113	17.34%	3,802
2012	9.106598	10.367165	13.84%	16,406
2011	10.825634	9.106598	-15.88%	5,691
2010*	10.000000	10.825634	8.26%	4,347

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2017	17.963550	24.001055	33.61%	8,974
2016	17.333503	17.963550	3.63%	515
2015	14.666169	17.333503	18.19%	15,811
2014	14.769360	14.666169	-0.70%	0
2013	9.913583	14.769360	48.98%	3,360
2012	8.429635	9.913583	17.60%	4,202
2011*	10.000000	8.429635	-15.70%	575
ProFunds - ProFund VP Japan - Q/NQ
2017	12.988696	15.109192	16.33%	1,952
2016	13.171754	12.988696	-1.39%	1,634
2015	12.676814	13.171754	3.90%	12,135
2014	12.505725	12.676814	1.37%	2,985
2013	8.590904	12.505725	45.57%	4,863
2012	7.115683	8.590904	20.73%	3,955
2011	8.895040	7.115683	-20.00%	10,387
2010*	10.000000	8.895040	-11.05%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	20.181424	25.838695	28.03%	22,464
2016	19.524166	20.181424	3.37%	21,528
2015	18.502722	19.524166	5.52%	33,791
2014	16.103313	18.502722	14.90%	104,085
2013	12.212582	16.103313	31.86%	44,888
2012	10.700092	12.212582	14.14%	15,890
2011	10.739522	10.700092	-0.37%	4,667
2010*	10.000000	10.739522	7.40%	2,858
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	10.954960	10.416816	-4.91%	16,372
2016	8.982796	10.954960	21.95%	35,309
2015	11.937757	8.982796	-24.75%	29,666
2014	13.638888	11.937757	-12.47%	40,833
2013	11.194235	13.638888	21.84%	13,025
2012	11.078932	11.194235	1.04%	914
2011	11.033756	11.078932	0.41%	3,291
2010*	10.000000	11.033756	10.34%	3,434
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	16.716244	18.116469	8.38%	1,383
2016	17.682034	16.716244	-5.46%	1,839
2015	17.240133	17.682034	2.56%	9,789
2014	14.708534	17.240133	17.21%	10,305
2013	11.379153	14.708534	29.26%	30,043
2012	10.360033	11.379153	9.84%	1,353
2011*	10.000000	10.360033	3.60%	6,814

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.184155	3.292047	3.39%	27,996
2016	2.080872	3.184155	53.02%	28,550
2015	3.155846	2.080872	-34.06%	18,733
2014	4.221207	3.155846	-25.24%	14,988
2013	6.927246	4.221207	-39.06%	17,960
2012	8.255465	6.927246	-16.09%	17,950
2011*	10.000000	8.255465	-17.45%	46,880
ProFunds - ProFund VP Real Estate - Q/NQ
2017	13.128657	13.930820	6.11%	2,713
2016	12.644782	13.128657	3.83%	2,509
2015	12.834960	12.644782	-1.48%	18,841
2014	10.454668	12.834960	22.77%	21,674
2013	10.636505	10.454668	-1.71%	1,012
2012	9.244366	10.636505	15.06%	975
2011*	10.000000	9.244366	-7.56%	52
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.470359	3.002308	-13.49%	0
2016	3.726142	3.470359	-6.86%	89,835
2015	3.855650	3.726142	-3.36%	19,622
2014	5.629944	3.855650	-31.52%	29,172
2013	4.922102	5.629944	14.38%	42,646
2012	5.386119	4.922102	-8.62%	24,786
2011	8.775745	5.386119	-38.62%	26,655
2010*	10.000000	8.775745	-12.24%	24,635
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	17.116683	22.786193	33.12%	826
2016	13.647983	17.116683	25.42%	444
2015	14.309654	13.647983	-4.62%	444
2014	10.831708	14.309654	32.11%	13,934
2013	8.263795	10.831708	31.07%	0
2012	8.781805	8.263795	-5.90%	0
2011*	10.000000	8.781805	-12.18%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.484098	4.594757	-29.14%	0
2016	7.882879	6.484098	-17.74%	0
2015	7.198206	7.882879	9.51%	0
2014	7.551341	7.198206	-4.68%	0
2013	7.707500	7.551341	-2.03%	0
2012	9.026642	7.707500	-14.61%	0
2011	8.306162	9.026642	8.67%	1,320
2010*	10.000000	8.306162	-16.94%	439

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2017	4.560655	3.554533	-22.06%	0
2016	4.935043	4.560655	-7.59%	0
2015	5.223031	4.935043	-5.51%	762
2014	5.173917	5.223031	0.95%	0
2013	6.670019	5.173917	-22.43%	0
2012	8.507367	6.670019	-21.60%	0
2011	8.509496	8.507367	-0.03%	5,403
2010*	10.000000	8.509496	-14.91%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.508568	1.841560	-26.59%	29,683
2016	2.840138	2.508568	-11.67%	181,305
2015	3.326071	2.840138	-14.61%	0
2014	4.201379	3.326071	-20.83%	0
2013	6.060462	4.201379	-30.68%	6,085
2012	7.600459	6.060462	-20.26%	10,894
2011	8.645138	7.600459	-12.08%	2,925
2010*	10.000000	8.645138	-13.55%	0
ProFunds - ProFund VP Technology - Q/NQ
2017	15.842230	21.031950	32.76%	42,346
2016	14.359422	15.842230	10.33%	38,328
2015	14.279575	14.359422	0.56%	61,253
2014	12.311078	14.279575	15.99%	44,036
2013	10.013913	12.311078	22.94%	66,885
2012	9.244941	10.013913	8.32%	33,094
2011*	10.000000	9.244941	-7.55%	6,539
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	14.050563	13.505331	-3.88%	5,979
2016	11.760447	14.050563	19.47%	0
2015	11.796513	11.760447	-0.31%	426
2014	11.945166	11.796513	-1.24%	441
2013	10.854099	11.945166	10.05%	441
2012	9.486502	10.854099	14.42%	0
2011*	10.000000	9.486502	-5.13%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	14.160353	15.225435	7.52%	1,440
2016	14.463698	14.160353	-2.10%	1,274
2015	15.609312	14.463698	-7.34%	1,431
2014	11.654128	15.609312	33.94%	0
2013	14.671730	11.654128	-20.57%	3,219
2012	14.797393	14.671730	-0.85%	3,560
2011	10.499436	14.797393	40.94%	18,933
2010*	10.000000	10.499436	4.99%	536

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	40.353362	66.709328	65.31%	520
2016	37.829140	40.353362	6.67%	379
2015	33.909617	37.829140	11.56%	284
2014	25.420451	33.909617	33.40%	1,325
2013	14.457903	25.420451	75.82%	18,980
2012	11.007875	14.457903	31.34%	284
2011	11.344742	11.007875	-2.97%	7,138
2010*	10.000000	11.344742	13.45%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.645723	0.349152	-45.93%	10,582
2016	0.824077	0.645723	-21.64%	12,997
2015	1.138012	0.824077	-27.59%	12,997
2014	1.803824	1.138012	-36.91%	0
2013	3.576220	1.803824	-49.56%	0
2012	5.622410	3.576220	-36.39%	6,863
2011	7.356792	5.622410	-23.58%	0
2010*	10.000000	7.356792	-26.43%	0
ProFunds - ProFund VP Utilities - Q/NQ
2017	15.145976	16.456651	8.65%	10,196
2016	13.402275	15.145976	13.01%	14,709
2015	14.581556	13.402275	-8.09%	12,024
2014	11.795540	14.581556	23.62%	10,504
2013	10.600473	11.795540	11.27%	10,222
2012	10.779998	10.600473	-1.67%	6,316
2011*	10.000000	10.779998	7.80%	11,548
Rydex Variable Trust - Banking Fund - Q/NQ
2017	9.297562	10.270571	10.47%	5,558
2016	7.439874	9.297562	24.97%	22,086
2015	7.963336	7.439874	-6.57%	20,986
2014	7.841231	7.963336	1.56%	2,344
2013	6.181048	7.841231	26.86%	268
2012	5.067398	6.181048	21.98%	17,651
2011	6.635220	5.067398	-23.63%	268
2010	5.977415	6.635220	11.00%	255
2009	6.303600	5.977415	-5.17%	0
2008	10.911054	6.303600	-42.23%	236
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	21.399808	25.520544	19.26%	4,963
2016	16.651946	21.399808	28.51%	10,535
2015	20.504178	16.651946	-18.79%	2,141
2014	21.266290	20.504178	-3.58%	3,439
2013	21.388921	21.266290	-0.57%	4,168
2012	19.672313	21.388921	8.73%	5,376
2011	23.979330	19.672313	-17.96%	3,591
2010	19.276682	23.979330	24.40%	8,280
2009	12.627252	19.276682	52.66%	3,085
2008	23.551180	12.627252	-46.38%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	23.635241	30.044345	27.12%	8,538
2016	29.957550	23.635241	-21.10%	9,528
2015	28.123778	29.957550	6.52%	21,414
2014	21.582594	28.123778	30.31%	14,016
2013	14.252600	21.582594	51.43%	12,017
2012	10.673714	14.252600	33.53%	7,879
2011	9.828078	10.673714	8.60%	6,969
2010	9.040635	9.828078	8.71%	625
2009	7.779587	9.040635	16.21%	0
2008	8.979837	7.779587	-13.37%	390
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	2.052699	2.105161	2.56%	9,864
2016	1.893271	2.052699	8.42%	10,088
2015	2.912472	1.893271	-34.99%	30,386
2014	4.494539	2.912472	-35.20%	32,785
2013	4.728790	4.494539	-4.95%	22,751
2012	4.884454	4.728790	-3.19%	14,822
2011	5.327785	4.884454	-8.32%	23,562
2010	5.022127	5.327785	6.09%	42,044
2009	4.584209	5.022127	9.55%	7,811
2008	9.158131	4.584209	-49.94%	1,555
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	29.237870	32.023261	9.53%	2,711
2016	28.242386	29.237870	3.52%	6,056
2015	27.075283	28.242386	4.31%	17,359
2014	24.480434	27.075283	10.60%	7,224
2013	19.437554	24.480434	25.94%	4,975
2012	18.152420	19.437554	7.08%	5,701
2011	16.248140	18.152420	11.72%	5,423
2010	14.107664	16.248140	15.17%	1,918
2009	12.060499	14.107664	16.97%	0
2008	16.031547	12.060499	-24.77%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	23.273550	36.231013	55.67%	6,373
2016	18.129148	23.273550	28.38%	5,605
2015	19.274422	18.129148	-5.94%	8,674
2014	16.804125	19.274422	14.70%	19,848
2013	10.517500	16.804125	59.77%	16,869
2012	9.143110	10.517500	15.03%	30,297
2011	8.534690	9.143110	7.13%	59,295
2010	6.975900	8.534690	22.35%	13,465
2009	5.190182	6.975900	34.41%	211
2008	13.806127	5.190182	-62.41%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	12.879845	16.577501	28.71%	5,648
2016	10.547992	12.879845	22.11%	3,378
2015	10.520054	10.547992	0.27%	2,522
2014	8.657708	10.520054	21.51%	12,227
2013	6.528042	8.657708	32.62%	2,794
2012	6.578861	6.528042	-0.77%	2,794
2011	8.021900	6.578861	-17.99%	3,126
2010	7.456401	8.021900	7.58%	1,084
2009	4.418468	7.456401	68.76%	570
2008	9.019362	4.418468	-51.01%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2017	18.010177	16.578817	-7.95%	25,369
2016	13.960387	18.010177	29.01%	94,898
2015	20.375021	13.960387	-31.48%	69,391
2014	25.497698	20.375021	-20.09%	29,983
2013	21.029728	25.497698	21.25%	11,674
2012	20.913675	21.029728	0.55%	15,394
2011	22.619132	20.913675	-7.54%	17,133
2010	19.347175	22.619132	16.91%	10,671
2009	14.225216	19.347175	36.01%	1,564
2008	26.844310	14.225216	-47.01%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	16.140805	12.895720	-20.10%	15,384
2016	13.346090	16.140805	20.94%	28,955
2015	19.899152	13.346090	-32.93%	31,141
2014	28.678792	19.899152	-30.61%	32,416
2013	23.572989	28.678792	21.66%	12,152
2012	23.909652	23.572989	-1.41%	9,725
2011	26.841629	23.909652	-10.92%	10,324
2010	21.684883	26.841629	23.78%	6,211
2009	13.595905	21.684883	59.50%	1,081
2008	32.657428	13.595905	-58.37%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	8.353635	10.550156	26.29%	0
2016	9.008912	8.353635	-7.27%	0
2015	9.884462	9.008912	-8.86%	0
2014	11.502549	9.884462	-14.07%	35
2013	9.454378	11.502549	21.66%	6,316
2012	7.913922	9.454378	19.47%	3,045
2011	9.496252	7.913922	-16.66%	35
2010	10.838106	9.496252	-12.38%	314
2009	8.136202	10.838106	33.21%	2,528
2008	18.355883	8.136202	-55.68%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	11.857815	13.458606	13.50%	13,340
2016	10.424707	11.857815	13.75%	37,137
2015	11.056572	10.424707	-5.71%	23,668
2014	10.001134	11.056572	10.55%	14,677
2013	7.984296	10.001134	25.26%	5,574
2012	6.627580	7.984296	20.47%	10,907
2011	7.932784	6.627580	-16.45%	744
2010	7.063505	7.932784	12.31%	2,975
2009	6.010140	7.063505	17.53%	5,091
2008	11.780600	6.010140	-48.98%	247
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	17.700647	19.056886	7.66%	3,485
2016	18.085478	17.700647	-2.13%	5,469
2015	19.405961	18.085478	-6.80%	5,226
2014	14.675203	19.405961	32.24%	15,179
2013	18.280965	14.675203	-19.72%	8,115
2012	18.073776	18.280965	1.15%	13,788
2011	13.007954	18.073776	38.94%	12,754
2010	12.030938	13.007954	8.12%	732
2009	17.896309	12.030938	-32.77%	28
2008	12.583708	17.896309	42.22%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	20.474864	24.703905	20.65%	14,234
2016	23.087930	20.474864	-11.32%	18,275
2015	22.492276	23.087930	2.65%	35,584
2014	18.379567	22.492276	22.38%	19,172
2013	13.197721	18.379567	39.26%	25,887
2012	11.471203	13.197721	15.05%	11,140
2011	11.157959	11.471203	2.81%	12,856
2010	10.642054	11.157959	4.85%	10,352
2009	8.694184	10.642054	22.40%	1,722
2008	11.782750	8.694184	-26.21%	348
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.652260	11.179318	4.95%	10,199
2016	9.717917	10.652260	9.61%	10,199
2015	9.966781	9.717917	-2.50%	9,909
Rydex Variable Trust - Internet Fund - Q/NQ
2017	27.797196	36.569135	31.56%	1,757
2016	27.102029	27.797196	2.56%	10,256
2015	25.469799	27.102029	6.41%	20,262
2014	25.438971	25.469799	0.12%	1,223
2013	17.129556	25.438971	48.51%	4,265
2012	14.618967	17.129556	17.17%	579
2011	16.901684	14.618967	-13.51%	249
2010	14.250927	16.901684	18.60%	1,747
2009	8.749876	14.250927	62.87%	2,931
2008	16.164617	8.749876	-45.87%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.507300	0.304128	-40.05%	122,217
2016	0.734266	0.507300	-30.91%	101,567
2015	0.813039	0.734266	-9.69%	260,974
2014	1.058306	0.813039	-23.18%	121,253
2013	1.920672	1.058306	-44.90%	176,225
2012	2.522434	1.920672	-23.86%	168
2011	3.522183	2.522434	-28.38%	6,974
2010	5.145446	3.522183	-31.55%	0
2009	9.467003	5.145446	-45.65%	143
2008	5.993800	9.467003	57.95%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.662902	2.382701	-10.52%	10,390
2016	2.793745	2.662902	-4.68%	5,531
2015	2.880010	2.793745	-3.00%	17,596
2014	3.905846	2.880010	-26.26%	32,372
2013	3.450798	3.905846	13.19%	67,993
2012	3.746300	3.450798	-7.89%	18,023
2011	5.484203	3.746300	-31.69%	17,560
2010	6.405194	5.484203	-14.38%	18,415
2009	5.462283	6.405194	17.26%	1,042
2008	7.970404	5.462283	-31.47%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.525523	1.295197	-15.10%	4,771
2016	1.920927	1.525523	-20.58%	9,187
2015	1.978396	1.920927	-2.90%	10,129
2014	2.277990	1.978396	-13.15%	7,333
2013	3.202814	2.277990	-28.88%	0
2012	3.995255	3.202814	-19.83%	255
2011	4.390321	3.995255	-9.00%	255
2010	5.984310	4.390321	-26.64%	0
2009	9.415820	5.984310	-36.44%	0
2008	7.133056	9.415820	32.00%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	0.800844	0.592537	-26.01%	24,675
2016	0.900906	0.800844	-11.11%	27,083
2015	1.052949	0.900906	-14.44%	14,751
2014	1.317753	1.052949	-20.10%	14,751
2013	1.891406	1.317753	-30.33%	14,751
2012	2.367634	1.891406	-20.11%	14,751
2011	2.681083	2.367634	-11.69%	0
2010	3.467799	2.681083	-22.69%	1,916
2009	5.893437	3.467799	-41.16%	0
2008	4.054295	5.893437	45.36%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.410377	1.198238	-15.04%	9,648
2016	1.801545	1.410377	-21.71%	14,834
2015	1.832716	1.801545	-1.70%	35,200
2014	2.047478	1.832716	-10.49%	8,180
2013	3.015174	2.047478	-32.09%	3,388
2012	3.751706	3.015174	-19.63%	20,246
2011	4.135139	3.751706	-9.27%	9,124
2010	5.818409	4.135139	-28.93%	27,460
2009	8.824720	5.818409	-34.07%	0
2008	7.206785	8.824720	22.45%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	1.781000	1.445560	-18.83%	22,817
2016	2.061028	1.781000	-13.59%	46,059
2015	2.196191	2.061028	-6.15%	163,285
2014	2.614349	2.196191	-15.99%	45,373
2013	3.622990	2.614349	-27.84%	657
2012	4.444242	3.622990	-18.48%	20,429
2011	4.975481	4.444242	-10.68%	6,092
2010	6.101506	4.975481	-18.45%	522
2009	8.576132	6.101506	-28.85%	121
2008	6.271732	8.576132	36.74%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	12.309077	18.168713	47.60%	409
2016	11.513536	12.309077	6.91%	0
2015	10.468731	11.513536	9.98%	2,218
2014	12.602756	10.468731	-16.93%	52
2013	8.226736	12.602756	53.19%	5,411
2012	6.975516	8.226736	17.94%	10,699
2011	9.997086	6.975516	-30.22%	236
2010	8.796708	9.997086	13.65%	232
2009	7.243216	8.796708	21.45%	87
2008	11.005047	7.243216	-34.18%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	27.488228	32.423838	17.96%	2,970
2016	25.547264	27.488228	7.60%	1,624
2015	25.936796	25.547264	-1.50%	2,324
2014	24.572583	25.936796	5.55%	2,671
2013	17.570806	24.572583	39.85%	2,071
2012	14.749008	17.570806	19.13%	2,076
2011	14.659437	14.749008	0.61%	438
2010	11.452628	14.659437	28.00%	491
2009	8.529970	11.452628	34.26%	0
2008	17.064034	8.529970	-50.01%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	38.621920	46.442118	20.25%	1,425
2016	30.335461	38.621920	27.32%	1,415
2015	32.690313	30.335461	-7.20%	7,794
2014	29.740148	32.690313	9.92%	4,694
2013	20.158459	29.740148	47.53%	6,736
2012	16.511653	20.158459	22.09%	15,011
2011	18.195263	16.511653	-9.25%	10,863
2010	13.470091	18.195263	35.08%	8,470
2009	9.001004	13.470091	49.65%	0
2008	20.296016	9.001004	-55.65%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	35.476051	59.049769	66.45%	9,911
2016	32.961130	35.476051	7.63%	10,843
2015	29.282202	32.961130	12.56%	14,557
2014	21.833140	29.282202	34.12%	17,128
2013	12.336754	21.833140	76.98%	14,868
2012	9.366896	12.336754	31.71%	24,450
2011	9.603143	9.366896	-2.46%	17,474
2010	7.143089	9.603143	34.44%	11,303
2009	3.339644	7.143089	113.89%	607
2008	12.412582	3.339644	-73.09%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	28.471529	36.662339	28.77%	25,784
2016	27.355744	28.471529	4.08%	23,985
2015	25.736208	27.355744	6.29%	45,610
2014	22.314760	25.736208	15.33%	22,731
2013	16.879803	22.314760	32.20%	68,670
2012	14.721035	16.879803	14.66%	9,004
2011	14.672058	14.721035	0.33%	13,520
2010	12.609868	14.672058	16.35%	2,737
2009	8.447923	12.609868	49.27%	29
2008	14.810891	8.447923	-42.96%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2017	19.975474	25.851581	29.42%	1,460
2016	17.577057	19.975474	13.65%	1,933
2015	18.028774	17.577057	-2.51%	1,625
2014	15.481607	18.028774	16.45%	4,280
2013	10.581319	15.481607	46.31%	75,712
2012	8.814773	10.581319	20.04%	23,353
2011	9.082046	8.814773	-2.94%	6,010
2010	7.709155	9.082046	17.81%	1,483
2009	5.793420	7.709155	33.07%	0
2008	12.959794	5.793420	-55.30%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	10.485535	11.026734	5.16%	18,555
2016	6.450711	10.485535	62.55%	16,868
2015	9.434563	6.450711	-31.63%	22,038
2014	11.624180	9.434563	-18.84%	20,557
2013	21.963182	11.624180	-47.07%	14,988
2012	23.322491	21.963182	-5.83%	14,133
2011	31.314058	23.322491	-25.52%	12,996
2010	23.094059	31.314058	35.59%	22,974
2009	15.758339	23.094059	46.55%	2,365
2008	26.121675	15.758339	-39.67%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	22.453651	23.517998	4.74%	2,759
2016	20.756821	22.453651	8.17%	4,959
2015	21.684743	20.756821	-4.28%	6,829
2014	18.248368	21.684743	18.83%	8,610
2013	17.877725	18.248368	2.07%	4,819
2012	15.384024	17.877725	16.21%	4,136
2011	15.318499	15.384024	0.43%	1,883
2010	12.492670	15.318499	22.62%	3,189
2009	10.155862	12.492670	23.01%	418
2008	17.722566	10.155862	-42.70%	355
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	23.067783	25.558275	10.80%	231
2016	23.419087	23.067783	-1.50%	616
2015	24.169185	23.419087	-3.10%	616
2014	22.651518	24.169185	6.70%	565
2013	16.985903	22.651518	33.35%	1,713
2012	14.813496	16.985903	14.67%	289
2011	14.325406	14.813496	3.41%	8,538
2010	11.657276	14.325406	22.89%	281
2009	8.230817	11.657276	41.63%	0
2008	12.500604	8.230817	-34.16%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	28.239749	33.283494	17.86%	1,281
2016	22.049536	28.239749	28.07%	2,056
2015	24.695244	22.049536	-10.71%	7,438
2014	24.113995	24.695244	2.41%	15,186
2013	15.486433	24.113995	55.71%	15,160
2012	12.916107	15.486433	19.90%	8,840
2011	14.977563	12.916107	-13.76%	13,173
2010	11.064302	14.977563	35.37%	6,212
2009	8.451756	11.064302	30.91%	137
2008	17.698110	8.451756	-52.24%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	20.285560	28.585665	40.92%	10,197
2016	17.155889	20.285560	18.24%	10,010
2015	17.765146	17.155889	-3.43%	18,267
2014	14.512714	17.765146	22.41%	32,836
2013	8.759598	14.512714	65.68%	40,533
2012	6.894367	8.759598	27.05%	23,871
2011	7.309123	6.894367	-5.67%	25,828
2010	5.932173	7.309123	23.21%	4,618
2009	4.127018	5.932173	43.74%	698
2008	13.128148	4.127018	-68.56%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	19.068638	23.294823	22.16%	36,010
2016	18.929391	19.068638	0.74%	24,966
2015	19.070341	18.929391	-0.74%	41,291
2014	17.274400	19.070341	10.40%	137,034
2013	12.447669	17.274400	38.78%	37,332
2012	11.187322	12.447669	11.27%	8,730
2011	11.517302	11.187322	-2.87%	24,899
2010	9.380186	11.517302	22.78%	18,881
2009	6.487540	9.380186	44.59%	9,455
2008	10.979244	6.487540	-40.91%	1,546
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	19.660632	22.370598	13.78%	45,271
2016	17.053135	19.660632	15.29%	60,641
2015	19.163214	17.053135	-11.01%	40,500
2014	17.589562	19.163214	8.95%	48,783
2013	12.330544	17.589562	42.65%	87,071
2012	10.273430	12.330544	20.02%	40,376
2011	10.803724	10.273430	-4.91%	57,839
2010	9.143865	10.803724	18.15%	12,599
2009	6.156145	9.143865	48.53%	9,628
2008	12.210207	6.156145	-49.58%	1,662
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	22.593220	26.350665	16.63%	23,384
2016	22.401535	22.593220	0.86%	16,016
2015	22.515061	22.401535	-0.50%	21,491
2014	23.289439	22.515061	-3.33%	20,273
2013	17.691918	23.289439	31.64%	47,663
2012	15.524674	17.691918	13.96%	16,213
2011	15.913361	15.524674	-2.44%	13,105
2010	12.222694	15.913361	30.20%	35,971
2009	7.937091	12.222694	53.99%	7,877
2008	12.658352	7.937091	-37.30%	687

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	20.767654	23.076413	11.12%	11,961
2016	16.407467	20.767654	26.57%	62,457
2015	18.957582	16.407467	-13.45%	42,526
2014	18.088879	18.957582	4.80%	19,238
2013	13.563835	18.088879	33.36%	50,303
2012	11.807249	13.563835	14.88%	22,511
2011	12.949271	11.807249	-8.82%	47,730
2010	10.976783	12.949271	17.97%	11,357
2009	7.199873	10.976783	52.46%	7,757
2008	13.007331	7.199873	-44.65%	654
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	22.201628	25.309711	14.00%	11,516
2016	19.047249	22.201628	16.56%	16,268
2015	19.469060	19.047249	-2.17%	26,350
2014	19.826060	19.469060	-1.80%	10,956
2013	14.287614	19.826060	38.76%	46,620
2012	13.154646	14.287614	8.61%	3,333
2011	12.940375	13.154646	1.66%	8,394
2010	10.508278	12.940375	23.14%	39,603
2009	7.987518	10.508278	31.56%	425
2008	12.384461	7.987518	-35.50%	425
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	19.014592	18.621438	-2.07%	13,656
2016	14.697253	19.014592	29.38%	57,175
2015	17.311256	14.697253	-15.10%	28,221
2014	17.400216	17.311256	-0.51%	28,995
2013	12.405800	17.400216	40.26%	41,001
2012	10.494866	12.405800	18.21%	33,107
2011	11.801386	10.494866	-11.07%	26,828
2010	9.606379	11.801386	22.85%	21,836
2009	6.028611	9.606379	59.35%	561
2008	10.865860	6.028611	-44.52%	561
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	7.376781	5.965771	-19.13%	2,616
2016	7.020083	7.376781	5.08%	15,090
2015	6.306713	7.020083	11.31%	3,083
2014	5.224271	6.306713	20.72%	8,086
2013	5.482822	5.224271	-4.72%	21,757
2012	5.957816	5.482822	-7.97%	471
2011	6.336723	5.957816	-5.98%	261
2010	6.757359	6.336723	-6.22%	1,069
2009	8.176204	6.757359	-17.35%	187
2008	7.887305	8.176204	3.66%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2017	19.704120	25.664768	30.25%	16,659
2016	18.064094	19.704120	9.08%	9,248
2015	18.192686	18.064094	-0.71%	5,618
2014	16.802944	18.192686	8.27%	16,420
2013	12.637811	16.802944	32.96%	8,229
2012	11.492712	12.637811	9.96%	5,639
2011	12.888725	11.492712	-10.83%	4,498
2010	11.715042	12.888725	10.02%	4,807
2009	7.666756	11.715042	52.80%	443
2008	14.302609	7.666756	-46.40%	380
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	8.935627	9.288834	3.95%	395
2016	7.750139	8.935627	15.30%	2,340
2015	8.461540	7.750139	-8.41%	2,246
2014	8.397036	8.461540	0.77%	2,635
2013	7.279624	8.397036	15.35%	2,635
2012	7.069811	7.279624	2.97%	2,635
2011	8.410478	7.069811	-15.94%	2,635
2010	7.479227	8.410478	12.45%	0
2009	5.918639	7.479227	26.37%	0
2008	11.026461	5.918639	-46.32%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	26.631951	31.912949	19.83%	7,624
2016	23.494336	26.631951	13.35%	9,257
2015	27.847980	23.494336	-15.63%	1,088
2014	23.092916	27.847980	20.59%	14,503
2013	15.610685	23.092916	47.93%	13,743
2012	13.520081	15.610685	15.46%	7,239
2011	15.489826	13.520081	-12.72%	1,025
2010	12.706923	15.489826	21.90%	1,277
2009	11.023424	12.706923	15.27%	0
2008	15.019595	11.023424	-26.61%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	16.058339	17.507424	9.02%	5,701
2016	14.055406	16.058339	14.25%	3,034
2015	15.450512	14.055406	-9.03%	18,297
2014	12.802671	15.450512	20.68%	10,089
2013	11.473816	12.802671	11.58%	4,515
2012	11.555507	11.473816	-0.71%	2,601
2011	10.118644	11.555507	14.20%	11,176
2010	9.640583	10.118644	4.96%	4,301
2009	8.627044	9.640583	11.75%	1,046
2008	12.474713	8.627044	-30.84%	1,198

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.411420	6.340679	17.17%	0
2016	6.036149	5.411420	-10.35%	0
2015	7.390554	6.036149	-18.33%	1,970
2014	9.638280	7.390554	-23.32%	2,175
2013	10.099275	9.638280	-4.56%	157
2012	10.205086	10.099275	-1.04%	157
2011	10.789208	10.205086	-5.41%	0
2010	11.639757	10.789208	-7.31%	9,328
2009	11.118663	11.639757	4.69%	0
2008	12.901311	11.118663	-13.82%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.791741	9.862537	0.72%	3,010
2016	9.733017	9.791741	0.60%	2,991
2015	10.001968	9.733017	-2.69%	2,953
2014	10.047213	10.001968	-0.45%	1,900
2013*	10.000000	10.047213	0.47%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.763244	7.63%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	6.191037	5.976673	-3.46%	28,126
2016	4.386731	6.191037	41.13%	37,668
2015	6.712378	4.386731	-34.65%	24,367
2014	8.449793	6.712378	-20.56%	29,374
2013	7.784642	8.449793	8.54%	16,716
2012	7.668054	7.784642	1.52%	1,423
2011*	10.000000	7.668054	-23.32%	7,534

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	12.314064	13.975204	13.49%	0
2016	12.011790	12.314064	2.52%	0
2015	12.081868	12.011790	-0.58%	0
2014	11.492526	12.081868	5.13%	0
2013	10.070354	11.492526	14.12%	0
2012	9.050100	10.070354	11.27%	0
2011*	10.000000	9.050100	-9.50%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.582381	9.326630	-2.67%	11,221
2016	6.933729	9.582381	38.20%	11,589
2015	11.380677	6.933729	-39.07%	9,191
2014	10.361090	11.380677	9.84%	6,570
2013*	10.000000	10.361090	3.61%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.519505	12.902682	22.65%	6,581
2016	9.925932	10.519505	5.98%	6,459
2015	10.247997	9.925932	-3.14%	5,732
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.979664	10.155196	1.76%	31,860
2016	9.739924	9.979664	2.46%	31,827
2015	10.174652	9.739924	-4.27%	37,616
2014	10.035287	10.174652	1.39%	34,508
2013	11.171765	10.035287	-10.17%	55
2012	10.599953	11.171765	5.39%	1,966
2011*	10.000000	10.599953	6.00%	459
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.264992	12.139809	18.26%	30,697
2016	9.215345	10.264992	11.39%	11,940
2015*	10.000000	9.215345	-7.85%	10,619
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	11.048262	11.793082	6.74%	19,078
2016	9.342532	11.048262	18.26%	57,526
2015*	10.000000	9.342532	-6.57%	5,208
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.655351	10.676023	10.57%	15,139
2016	9.478109	9.655351	1.87%	9,850
2015	9.833055	9.478109	-3.61%	15,959
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.226511	13.843102	23.31%	2,584
2016	11.230025	11.226511	-0.03%	3,289
2015	11.443950	11.230025	-1.87%	3,278
2014	11.444192	11.443950	0.00%	6,071
2013*	10.000000	11.444192	14.44%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.096389	12.687807	14.34%	0
2016*	10.000000	11.096389	10.96%	8,906
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.014045	13.408960	11.61%	35,466
2016	11.791205	12.014045	1.89%	43,534
2015	12.134958	11.791205	-2.83%	57,428
2014	12.129332	12.134958	0.05%	22,917
2013	10.800870	12.129332	12.30%	1,261
2012	10.007492	10.800870	7.93%	0
2011	10.580890	10.007492	-5.42%	5,877
2010*	10.000000	10.580890	5.81%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.750655	10.979857	12.61%	2,331
2016	9.357485	9.750655	4.20%	2,453
2015	9.929642	9.357485	-5.76%	4,792
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.841686	9.969822	1.30%	638
2016*	10.000000	9.841686	-1.58%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.078215	0.78%	2,551
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.169566	1.70%	317
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.636813	5.616719	-0.36%	499
2016	5.126523	5.636813	9.95%	682
2015	6.973378	5.126523	-26.48%	682
2014	8.561310	6.973378	-18.55%	693
2013	9.721192	8.561310	-11.93%	63
2012	10.116843	9.721192	-3.91%	76
2011	11.800014	10.116843	-14.26%	0
2010*	10.000000	11.800014	18.00%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.737699	13.254024	12.92%	1,984
2016	10.380307	11.737699	13.08%	3,740
2015	10.848962	10.380307	-4.32%	4,984
2014*	10.000000	10.848962	8.49%	457
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.207576	10.364155	1.53%	5,380
2016	9.545529	10.207576	6.94%	18,562
2015*	10.000000	9.545529	-4.54%	358

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.591678	12.941510	11.64%	0
2016	11.483478	11.591678	0.94%	0
2015	11.706995	11.483478	-1.91%	0
2014	11.301725	11.706995	3.59%	0
2013	9.983340	11.301725	13.21%	0
2012	9.063050	9.983340	10.15%	728
2011*	10.000000	9.063050	-9.37%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.396806	11.849713	13.97%	16,934
2016*	10.000000	10.396806	3.97%	1,523
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.679982	11.809105	10.57%	5,269
2016	9.243721	10.679982	15.54%	11,575
2015*	10.000000	9.243721	-7.56%	15,482
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.220658	12.843258	14.46%	2,370
2016*	10.000000	11.220658	12.21%	22,521
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.097920	13.362629	32.33%	49,027
2016	10.231465	10.097920	-1.31%	20,478
2015*	10.000000	10.231465	2.31%	17,741
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.174918	10.677667	4.94%	2,450
2016	9.079646	10.174918	12.06%	3,131
2015*	10.000000	9.079646	-9.20%	890
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.938581	10.144645	2.07%	3,475
2016*	10.000000	9.938581	-0.61%	3,475
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.162387	1.62%	2,429
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.078349	10.638840	5.56%	38,084
2016	9.505654	10.078349	6.02%	10,254
2015	9.876029	9.505654	-3.75%	9,116

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	14.240611	15.652295	9.91%	50
2016	12.818702	14.240611	11.09%	56
2015	13.925593	12.818702	-7.95%	56
2014	13.795195	13.925593	0.95%	410
2013	11.355771	13.795195	21.48%	418
2012	10.032093	11.355771	13.19%	94
2011	10.380882	10.032093	-3.36%	0
2010*	10.000000	10.380882	3.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.021774	11.864940	7.65%	21,788
2016	9.847902	11.021774	11.92%	29,398
2015	10.795088	9.847902	-8.77%	41,159
2014	10.513290	10.795088	2.68%	23,240
2013*	10.000000	10.513290	5.13%	925
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.299126	13.110218	6.59%	9,944
2016	11.170241	12.299126	10.11%	10,053
2015	11.811977	11.170241	-5.43%	6,596
2014	11.384726	11.811977	3.75%	2,676
2013*	10.000000	11.384726	13.85%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.470047	9.474333	0.05%	18,697
2016	9.372632	9.470047	1.04%	13,362
2015*	10.000000	9.372632	-6.27%	9,680
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.907905	11.000254	11.03%	5,447
2016	9.674494	9.907905	2.41%	5,447
2015	10.465680	9.674494	-7.56%	6,219
2014	10.258216	10.465680	2.02%	0
2013*	10.000000	10.258216	2.58%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.637120	9.578104	-0.61%	258
2016	9.724833	9.637120	-0.90%	3,744
2015	9.964445	9.724833	-2.40%	4,784
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.068834	6.475671	6.70%	10,090
2016	7.253999	6.068834	-16.34%	19,853
2015	7.506923	7.253999	-3.37%	29,202
2014	6.823809	7.506923	10.01%	11,138
2013	6.776968	6.823809	0.69%	4,939
2012	7.776357	6.776968	-12.85%	0
2011	8.670672	7.776357	-10.31%	0
2010	9.157891	8.670672	-5.32%	2,737

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	13.291701	14.984322	12.73%	5,117
2016	13.453400	13.291701	-1.20%	3,453
2015	13.536404	13.453400	-0.61%	7,246
2014	13.416584	13.536404	0.89%	673
2013	11.637712	13.416584	15.29%	700
2012	11.354478	11.637712	2.49%	115
2011	12.380531	11.354478	-8.29%	0
2010	11.342408	12.380531	9.15%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	8.631987	8.784070	1.76%	5,834
2016	8.836981	8.631987	-2.32%	5,797
2015	8.840113	8.836981	-0.04%	7,234
2014	8.605751	8.840113	2.72%	3,341
2013	8.625352	8.605751	-0.23%	0
2012	8.597044	8.625352	0.33%	2,157
2011	8.472244	8.597044	1.47%	5,662
2010	8.129345	8.472244	4.22%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.718632	10.885173	1.55%	15,848
2016	10.058767	10.718632	6.56%	68,843
2015	10.174249	10.058767	-1.14%	25,443
2014	10.124945	10.174249	0.49%	18,541
2013*	10.000000	10.124945	1.25%	292
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.655148	11.486865	7.81%	14,237
2016	9.734434	10.655148	9.46%	10,736
2015	10.374472	9.734434	-6.17%	10,783
2014	9.999052	10.374472	3.75%	4,019
2013*	10.000000	9.999052	-0.01%	374
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	10.886877	12.638732	16.09%	18,751
2016	11.383883	10.886877	-4.37%	28,918
2015	12.654738	11.383883	-10.04%	39,933
2014	13.609915	12.654738	-7.02%	12,348
2013	11.081382	13.609915	22.82%	20,479
2012	9.473978	11.081382	16.97%	6,474
2011	10.401772	9.473978	-8.92%	1,764
2010*	10.000000	10.401772	4.02%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.537743	10.712253	25.47%	15,075
2016	7.201666	8.537743	18.55%	15,019
2015	9.178344	7.201666	-21.54%	16,108
2014	9.806114	9.178344	-6.40%	10,070
2013*	10.000000	9.806114	-1.94%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.070490	10.717689	6.43%	19,352
2016	8.893883	10.070490	13.23%	23,041
2015	9.648012	8.893883	-7.82%	23,505
2014	9.980530	9.648012	-3.33%	15,040
2013*	10.000000	9.980530	-0.19%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.937525	10.131071	1.95%	12,357
2016*	10.000000	9.937525	-0.62%	9,900
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.891568	11.931217	9.55%	2,504
2016*	10.000000	10.891568	8.92%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	10.979541	11.917792	8.55%	5,124
2016	10.554600	10.979541	4.03%	8,401
2015	11.028242	10.554600	-4.29%	8,479
2014	10.778309	11.028242	2.32%	4,554
2013	10.117183	10.778309	6.53%	411
2012	9.434323	10.117183	7.24%	61
2011*	10.000000	9.434323	-5.66%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.321359	12.177678	7.56%	31,795
2016	10.430518	11.321359	8.54%	32,583
2015	10.753528	10.430518	-3.00%	37,609
2014	10.648441	10.753528	0.99%	33,245
2013	11.890359	10.648441	-10.44%	0
2012	10.277733	11.890359	15.69%	113
2011*	10.000000	10.277733	2.78%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.083093	11.138607	10.47%	7,498
2016	8.935222	10.083093	12.85%	5,249
2015	10.571621	8.935222	-15.48%	5,352
2014*	10.000000	10.571621	5.72%	929
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.619414	12.512188	7.68%	25,608
2016	11.479321	11.619414	1.22%	24,410
2015	11.863965	11.479321	-3.24%	25,127
2014	10.616947	11.863965	11.75%	10,434
2013	10.539481	10.616947	0.74%	154
2012	8.263934	10.539481	27.54%	168
2011*	10.000000	8.263934	-17.36%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.675941	12.152008	13.83%	934
2016	10.310199	10.675941	3.55%	4,012
2015	11.238411	10.310199	-8.26%	4,694
2014	11.226172	11.238411	0.11%	1,273
2013	9.881130	11.226172	13.61%	24
2012	8.854971	9.881130	11.59%	43
2011*	10.000000	8.854971	-11.45%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.954529	15.860341	13.66%	58,716
2016	13.042987	13.954529	6.99%	63,592
2015	13.159331	13.042987	-0.88%	74,819
2014	12.770085	13.159331	3.05%	27,961
2013	10.553373	12.770085	21.00%	880
2012	9.292312	10.553373	13.57%	124
2011*	10.000000	9.292312	-7.08%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.053714	11.687380	16.25%	0
2016*	10.000000	10.053714	0.54%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.504448	11.007353	4.79%	0
2016	9.374746	10.504448	12.05%	0
2015	9.807177	9.374746	-4.41%	0
2014*	10.000000	9.807177	-1.93%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.969925	13.433660	22.46%	174
2016*	10.000000	10.969925	9.70%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.935048	10.056094	1.22%	41,407
2016	9.897922	9.935048	0.38%	49,267
2015	10.070208	9.897922	-1.71%	32,808
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	14.989235	17.625709	17.59%	324
2016	14.092348	14.989235	6.36%	784
2015	14.614312	14.092348	-3.57%	1,693
2014	14.249019	14.614312	2.56%	0
2013	11.212550	14.249019	27.08%	1,685
2012	9.835595	11.212550	14.00%	0
2011	10.703357	9.835595	-8.11%	0
2010*	10.000000	10.703357	7.03%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.830884	14.111970	9.98%	33,217
2016	12.319543	12.830884	4.15%	33,343
2015	12.686160	12.319543	-2.89%	33,796
2014	12.392708	12.686160	2.37%	34,347
2013	11.012168	12.392708	12.54%	0
2012	10.102760	11.012168	9.00%	0
2011	10.433114	10.102760	-3.17%	0
2010*	10.000000	10.433114	4.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.914472	15.816518	13.67%	85,694
2016	13.208888	13.914472	5.34%	87,365
2015	13.639095	13.208888	-3.15%	90,464
2014	13.272702	13.639095	2.76%	88,255
2013	11.153226	13.272702	19.00%	0
2012	9.999699	11.153226	11.54%	0
2011	10.551582	9.999699	-5.23%	0
2010*	10.000000	10.551582	5.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.248401	11.742911	4.40%	1,579
2016	10.954509	11.248401	2.68%	14,228
2015	11.243514	10.954509	-2.57%	60,090
2014	11.085572	11.243514	1.42%	23,381
2013	10.763574	11.085572	2.99%	0
2012	10.201930	10.763574	5.51%	0
2011	10.249159	10.201930	-0.46%	0
2010*	10.000000	10.249159	2.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.035590	11.304975	12.65%	0
2016	9.686001	10.035590	3.61%	0
2015	10.311362	9.686001	-6.06%	1,704
2014	10.273529	10.311362	0.37%	1,704
2013*	10.000000	10.273529	2.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.983540	11.542802	15.62%	12,680
2016	9.576278	9.983540	4.25%	13,196
2015	10.257012	9.576278	-6.64%	13,761
2014	10.345499	10.257012	-0.86%	0
2013*	10.000000	10.345499	3.45%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.384506	14.972815	11.87%	23,375
2016	12.775134	13.384506	4.77%	23,396
2015	13.156174	12.775134	-2.90%	33,640
2014	12.818347	13.156174	2.64%	20,890
2013	11.086066	12.818347	15.63%	2,947
2012	10.052061	11.086066	10.29%	141
2011	10.485738	10.052061	-4.14%	0
2010*	10.000000	10.485738	4.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	14.277653	16.546592	15.89%	858
2016	13.519698	14.277653	5.61%	758
2015	13.985410	13.519698	-3.33%	3,237
2014	13.627370	13.985410	2.63%	0
2013	11.171956	13.627370	21.98%	0
2012	9.934040	11.171956	12.46%	0
2011	10.616896	9.934040	-6.43%	0
2010*	10.000000	10.616896	6.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.354737	13.325627	7.86%	1,488
2016	11.874738	12.354737	4.04%	410
2015	12.228833	11.874738	-2.90%	13,356
2014	11.970662	12.228833	2.16%	16,183
2013	10.964058	11.970662	9.18%	0
2012	10.151595	10.964058	8.00%	0
2011	10.370562	10.151595	-2.11%	0
2010*	10.000000	10.370562	3.71%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.535109	10.730276	1.85%	19,766
2016	10.386641	10.535109	1.43%	26,675
2015	10.637441	10.386641	-2.36%	2,388
2014	10.333510	10.637441	2.94%	15,318
2013	10.748506	10.333510	-3.86%	77
2012	10.223871	10.748506	5.13%	7,577
2011*	10.000000	10.223871	2.24%	196
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.358374	14.299929	15.71%	0
2016	11.303483	12.358374	9.33%	0
2015	11.892240	11.303483	-4.95%	0
2014	11.748826	11.892240	1.22%	0
2013*	10.000000	11.748826	17.49%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.819174	13.205831	11.73%	0
2016	11.070536	11.819174	6.76%	0
2015	11.481471	11.070536	-3.58%	0
2014	11.484404	11.481471	-0.03%	260
2013*	10.000000	11.484404	14.84%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.386466	11.648337	38.89%	5,401
2016	7.931990	8.386466	5.73%	12,247
2015	9.620477	7.931990	-17.55%	4,725
2014*	10.000000	9.620477	-3.80%	2,178
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.817994	9.837719	0.20%	1,947
2016	9.928895	9.817994	-1.12%	9,492
2015	10.127062	9.928895	-1.96%	8,306
2014*	10.000000	10.127062	1.27%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.766385	8.623236	-1.63%	99,730
2016	8.930979	8.766385	-1.84%	131,044
2015	9.099310	8.930979	-1.85%	115,389
2014	9.270822	9.099310	-1.85%	96,150
2013	9.445563	9.270822	-1.85%	77,356
2012	9.624086	9.445563	-1.85%	58,656
2011	9.804978	9.624086	-1.84%	145,062
2010	9.989773	9.804978	-1.85%	21,550
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.363624	11.478143	22.58%	22,475
2016	9.452403	9.363624	-0.94%	2,684
2015	9.723893	9.452403	-2.79%	5,159
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.768504	12.517856	16.25%	0
2016	10.022031	10.768504	7.45%	712
2015	10.313888	10.022031	-2.83%	803
2014*	10.000000	10.313888	3.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.445589	11.394128	9.08%	0
2016	10.010975	10.445589	4.34%	0
2015	10.217417	10.010975	-2.02%	0
2014*	10.000000	10.217417	2.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.627805	11.976556	12.69%	4,273
2016	10.049776	10.627805	5.75%	0
2015	10.293959	10.049776	-2.37%	0
2014*	10.000000	10.293959	2.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.194067	10.574616	3.73%	10,276
2016	9.960966	10.194067	2.34%	26,647
2015	10.121927	9.960966	-1.59%	21,129
2014*	10.000000	10.121927	1.22%	2,671

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.159364	11.371119	11.93%	16,101
2016	9.791458	10.159364	3.76%	0
2015	10.310201	9.791458	-5.03%	0
2014	10.252757	10.310201	0.56%	0
2013*	10.000000	10.252757	2.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.195112	11.704540	14.81%	3,673
2016	9.711697	10.195112	4.98%	4,224
2015	10.302229	9.711697	-5.73%	4,533
2014	10.317557	10.302229	-0.15%	4,819
2013*	10.000000	10.317557	3.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.577039	11.723992	10.84%	58,563
2016	10.057446	10.577039	5.17%	78,177
2015	10.281436	10.057446	-2.18%	149,958
2014*	10.000000	10.281436	2.81%	132
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.670207	12.220219	14.53%	8,237
2016	10.020842	10.670207	6.48%	16,157
2015	10.284785	10.020842	-2.57%	13,198
2014*	10.000000	10.284785	2.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.396661	11.144868	7.20%	10,318
2016	10.020604	10.396661	3.75%	8,576
2015	10.212603	10.020604	-1.88%	5,249
2014*	10.000000	10.212603	2.13%	83
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.230541	12.760041	24.72%	1,906
2016*	10.000000	10.230541	2.31%	174
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.429516	12.988910	13.64%	19,853
2016	9.680249	11.429516	18.07%	34,148
2015	10.119159	9.680249	-4.34%	6,544
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.890838	10.323040	4.37%	8,268
2016	9.274769	9.890838	6.64%	575
2015	9.730854	9.274769	-4.69%	8,541
2014	9.543629	9.730854	1.96%	1,387
2013*	10.000000	9.543629	-4.56%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	12.002763	14.789913	23.22%	1,252
2016	12.538304	12.002763	-4.27%	1,514
2015	12.858834	12.538304	-2.49%	1,778
2014	13.280784	12.858834	-3.18%	203
2013	11.175528	13.280784	18.84%	224
2012	9.856838	11.175528	13.38%	0
2011	11.111649	9.856838	-11.29%	0
2010*	10.000000	11.111649	11.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.592477	10.334592	20.27%	0
2016	8.338607	8.592477	3.04%	828
2015	8.975629	8.338607	-7.10%	758
2014*	10.000000	8.975629	-10.24%	289
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	16.797181	21.413680	27.48%	260
2016	16.778987	16.797181	0.11%	317
2015	16.576476	16.778987	1.22%	282
2014	15.332879	16.576476	8.11%	157
2013	11.622129	15.332879	31.93%	3,781
2012	10.196024	11.622129	13.99%	0
2011	10.734807	10.196024	-5.02%	0
2010*	10.000000	10.734807	7.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	16.852678	18.917513	12.25%	4,955
2016	14.795431	16.852678	13.90%	4,733
2015	15.610814	14.795431	-5.22%	3,946
2014	14.427244	15.610814	8.20%	1,040
2013	10.885979	14.427244	32.53%	206
2012	9.432340	10.885979	15.41%	0
2011	10.233264	9.432340	-7.83%	0
2010*	10.000000	10.233264	2.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	16.652861	20.844501	25.17%	92
2016	15.997150	16.652861	4.10%	108
2015	16.355247	15.997150	-2.19%	430
2014	16.065945	16.355247	1.80%	1,760
2013	11.809464	16.065945	36.04%	891
2012	10.495556	11.809464	12.52%	91
2011	11.191125	10.495556	-6.22%	0
2010*	10.000000	11.191125	11.91%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.797304	22.121320	11.74%	2,675
2016	17.151738	19.797304	15.42%	3,152
2015	17.994306	17.151738	-4.68%	6,627
2014	15.666928	17.994306	14.86%	6,552
2013	11.764713	15.666928	33.17%	830
2012	10.302896	11.764713	14.19%	0
2011	10.746162	10.302896	-4.12%	0
2010*	10.000000	10.746162	7.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.563447	14.179241	22.62%	5,772
2016	10.877442	11.563447	6.31%	1,326
2015	10.999317	10.877442	-1.11%	218
2014*	10.000000	10.999317	9.99%	860
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	12.206252	13.066965	7.05%	2,526
2016	9.874838	12.206252	23.61%	7,200
2015	10.705760	9.874838	-7.76%	5,865
2014*	10.000000	10.705760	7.06%	4,589
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	12.090269	13.467860	11.39%	556
2016	10.027898	12.090269	20.57%	1,100
2015	10.386778	10.027898	-3.46%	563
2014*	10.000000	10.386778	3.87%	376
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.752510	13.903286	18.30%	810
2016	10.749166	11.752510	9.33%	733
2015	10.850286	10.749166	-0.93%	1,847
2014*	10.000000	10.850286	8.50%	152
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.417691	11.895562	4.19%	4,729
2016	10.853304	11.417691	5.20%	4,789
2015	11.721369	10.853304	-7.41%	6,162
2014	9.285854	11.721369	26.23%	700
2013*	10.000000	9.285854	-7.14%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	10.997893	13.119200	19.29%	135,561
2016	10.034115	10.997893	9.61%	158,793
2015	10.105704	10.034115	-0.71%	114,146

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.610967	9.582620	-0.29%	49,631
2016	9.553571	9.610967	0.60%	58,228
2015	9.766962	9.553571	-2.18%	109,439
2014	9.902151	9.766962	-1.37%	110,397
2013	10.078169	9.902151	-1.75%	299
2012	9.919107	10.078169	1.60%	0
2011*	10.000000	9.919107	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.303029	12.667843	12.07%	2,898
2016	9.527081	11.303029	18.64%	23,902
2015	10.204875	9.527081	-6.64%	3,937
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.118450	9.548232	4.71%	526
2016	9.350142	9.118450	-2.48%	0
2015	10.034144	9.350142	-6.82%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.659519	10.462643	8.31%	1,063
2016	9.010727	9.659519	7.20%	1,255
2015	9.909103	9.010727	-9.07%	1,063
2014	10.125859	9.909103	-2.14%	904
2013*	10.000000	10.125859	1.26%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	10.115158	10.213321	0.97%	52,993
2016	9.104199	10.115158	11.10%	46,263
2015	9.583400	9.104199	-5.00%	53,056
2014	9.629024	9.583400	-0.47%	61,295
2013*	10.000000	9.629024	-3.71%	54,906
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	9.952176	9.975216	0.23%	17,114
2016	9.714599	9.952176	2.45%	17,382
2015	10.152356	9.714599	-4.31%	24,755
2014	10.456240	10.152356	-2.91%	20,140
2013	10.184571	10.456240	2.67%	5,912
2012*	10.000000	10.184571	1.85%	41,507
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.374240	15.219434	33.81%	1,710
2016	11.606278	11.374240	-2.00%	1,015
2015	11.406187	11.606278	1.75%	1,179
2014	11.387072	11.406187	0.17%	1,826
2013*	10.000000	11.387072	13.87%	1,156

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.243768	11.399995	11.29%	7,332
2016	9.243416	10.243768	10.82%	4,129
2015	10.370529	9.243416	-10.87%	6,550
2014	10.518166	10.370529	-1.40%	7,437
2013	10.704721	10.518166	-1.74%	2,726
2012	9.500242	10.704721	12.68%	1,377
2011*	10.000000	9.500242	-5.00%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.287627	6.297959	0.16%	7,461
2016	5.576472	6.287627	12.75%	7,137
2015	7.643157	5.576472	-27.04%	3,284
2014	9.569121	7.643157	-20.13%	623
2013	11.431741	9.569121	-16.29%	71
2012	11.079994	11.431741	3.17%	1,440
2011	12.209457	11.079994	-9.25%	0
2010*	10.000000	12.209457	22.09%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.305717	13.259998	7.75%	5,899
2016	11.073826	12.305717	11.12%	1,164
2015	11.555871	11.073826	-4.17%	2,586
2014	11.610608	11.555871	-0.47%	1,775
2013	12.725529	11.610608	-8.76%	139
2012	11.009900	12.725529	15.58%	21,228
2011	10.560962	11.009900	4.25%	8,369
2010*	10.000000	10.560962	5.61%	10,257
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.060561	0.61%	781
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.907582	10.768711	8.69%	1,599
2016	9.809010	9.907582	1.00%	1,678
2015	10.766426	9.809010	-8.89%	1,760
2014	10.936450	10.766426	-1.55%	0
2013	11.925758	10.936450	-8.30%	1,477
2012	11.546962	11.925758	3.28%	1,368
2011	10.850779	11.546962	6.42%	9,288
2010*	10.000000	10.850779	8.51%	10,356
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.364859	11.040531	6.52%	19,372
2016	10.159164	10.364859	2.02%	19,874
2015	10.796977	10.159164	-5.91%	23,799
2014	10.768050	10.796977	0.27%	20,100
2013	11.998874	10.768050	-10.26%	68
2012	11.440512	11.998874	4.88%	534
2011	10.846843	11.440512	5.47%	2,118
2010*	10.000000	10.846843	8.47%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	13.385407	13.994412	4.55%	2,801
2016	12.137533	13.385407	10.28%	8,851
2015	12.589021	12.137533	-3.59%	7,393
2014	12.424657	12.589021	1.32%	1,131
2013	11.984172	12.424657	3.68%	1,011
2012	10.692838	11.984172	12.08%	2,811
2011	10.552589	10.692838	1.33%	16,426
2010*	10.000000	10.552589	5.53%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.341061	3.41%	35,188
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.619531	9.560277	-0.62%	11,067
2016	9.674091	9.619531	-0.56%	48,260
2015	9.835900	9.674091	-1.65%	20,621
2014	9.946861	9.835900	-1.12%	1,009
2013	10.157932	9.946861	-2.08%	297
2012	9.787130	10.157932	3.79%	5,351
2011*	10.000000	9.787130	-2.13%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.439746	10.740747	2.88%	41,794
2016	10.368114	10.439746	0.69%	34,153
2015	10.528196	10.368114	-1.52%	28,103
2014	10.297503	10.528196	2.24%	17,432
2013	10.711515	10.297503	-3.87%	496
2012	9.967028	10.711515	7.47%	7,624
2011*	10.000000	9.967028	-0.33%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.927756	10.222636	2.97%	20,421
2016	9.666527	9.927756	2.70%	19,911
2015	10.028007	9.666527	-3.60%	25,325
2014	9.924895	10.028007	1.04%	16,003
2013*	10.000000	9.924895	-0.75%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	13.271888	13.941400	5.04%	0
2016	11.883617	13.271888	11.68%	0
2015	12.643131	11.883617	-6.01%	0
2014	12.919690	12.643131	-2.14%	0
2013	11.773302	12.919690	9.74%	0
2012	10.368426	11.773302	13.55%	0
2011	10.782296	10.368426	-3.84%	1,847
2010*	10.000000	10.782296	7.82%	5,414

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	13.978692	14.378608	2.86%	2,622
2016	13.065502	13.978692	6.99%	3,590
2015	13.291287	13.065502	-1.70%	24,039
2014	13.232298	13.291287	0.45%	17,788
2013	12.254020	13.232298	7.98%	33,910
2012	10.940210	12.254020	12.01%	20,921
2011	10.848157	10.940210	0.85%	0
2010*	10.000000	10.848157	8.48%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.617988	11.240210	30.43%	0
2016	8.724141	8.617988	-1.22%	0
2015	9.808681	8.724141	-11.06%	4,953
2014	10.152855	9.808681	-3.39%	3,518
2013	8.997147	10.152855	12.85%	876
2012	7.938486	8.997147	13.34%	4,519
2011	11.078860	7.938486	-28.35%	0
2010*	10.000000	11.078860	10.79%	55,944
ProFunds - ProFund VP Banks - Q/NQ
2017	16.325098	18.895258	15.74%	2,015
2016	13.496809	16.325098	20.96%	1,255
2015	13.811035	13.496809	-2.28%	263
2014	12.748471	13.811035	8.33%	0
2013	9.732559	12.748471	30.99%	1,260
2012	7.433303	9.732559	30.93%	0
2011*	10.000000	7.433303	-25.67%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	9.334772	11.266081	20.69%	1,697
2016	8.026132	9.334772	16.30%	12,393
2015	9.500148	8.026132	-15.52%	4,056
2014	9.518736	9.500148	-0.20%	0
2013	8.188756	9.518736	16.24%	2,632
2012	7.690830	8.188756	6.47%	842
2011*	10.000000	7.690830	-23.09%	0
ProFunds - ProFund VP Bear - Q/NQ
2017	3.163070	2.546891	-19.48%	194
2016	3.706355	3.163070	-14.66%	194
2015	3.971769	3.706355	-6.68%	194
2014	4.719029	3.971769	-15.84%	805
2013	6.546072	4.719029	-27.91%	805
2012	7.996997	6.546072	-18.14%	1,245
2011	8.941857	7.996997	-10.57%	1,200
2010*	10.000000	8.941857	-10.58%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	22.783527	27.404453	20.28%	2,262
2016	27.462643	22.783527	-17.04%	1,684
2015	27.086324	27.462643	1.39%	2,020
2014	21.272887	27.086324	27.33%	203
2013	12.868886	21.272887	65.30%	1,121
2012	9.318573	12.868886	38.10%	535
2011*	10.000000	9.318573	-6.81%	0
ProFunds - ProFund VP Bull - Q/NQ
2017	16.611223	19.458536	17.14%	16,018
2016	15.432601	16.611223	7.64%	6,648
2015	15.795849	15.432601	-2.30%	22,417
2014	14.437787	15.795849	9.41%	62,437
2013	11.336504	14.437787	27.36%	9,576
2012	10.142040	11.336504	11.78%	64,852
2011	10.332721	10.142040	-1.85%	52,079
2010*	10.000000	10.332721	3.33%	48,425
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	15.189067	17.153358	12.93%	0
2016	14.945036	15.189067	1.63%	4,209
2015	14.618132	14.945036	2.24%	7,313
2014	13.511754	14.618132	8.19%	3,138
2013	10.717119	13.511754	26.08%	1,164
2012	9.849908	10.717119	8.80%	631
2011*	10.000000	9.849908	-1.50%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	18.320238	21.285202	16.18%	1,584
2016	17.914811	18.320238	2.26%	5,253
2015	17.434874	17.914811	2.75%	3,110
2014	15.795258	17.434874	10.38%	9,606
2013	11.505638	15.795258	37.28%	1,864
2012	9.601092	11.505638	19.84%	621
2011*	10.000000	9.601092	-3.99%	209
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	6.959358	9.102927	30.80%	6,727
2016	6.386972	6.959358	8.96%	4,536
2015	7.874767	6.386972	-18.89%	11,063
2014	8.307395	7.874767	-5.21%	50,424
2013	9.044949	8.307395	-8.15%	1,016
2012	8.647684	9.044949	4.59%	52,691
2011	10.972501	8.647684	-21.19%	45
2010*	10.000000	10.972501	9.73%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	10.706413	12.580409	17.50%	4,020
2016	10.117559	10.706413	5.82%	4,212
2015	11.566519	10.117559	-12.53%	6,069
2014	12.900094	11.566519	-10.34%	1,148
2013	10.805360	12.900094	19.39%	6,514
2012	9.442416	10.805360	14.43%	5,591
2011	10.558277	9.442416	-10.57%	5,868
2010*	10.000000	10.558277	5.58%	0
ProFunds - ProFund VP Financials - Q/NQ
2017	15.868568	18.409024	16.01%	4,016
2016	14.019135	15.868568	13.19%	11,247
2015	14.500097	14.019135	-3.32%	10,651
2014	13.083387	14.500097	10.83%	1,950
2013	10.092472	13.083387	29.64%	1,246
2012	8.244212	10.092472	22.42%	111
2011*	10.000000	8.244212	-17.56%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	17.822090	21.152530	18.69%	6,482
2016	18.924148	17.822090	-5.82%	7,263
2015	18.358631	18.924148	3.08%	9,510
2014	15.121036	18.358631	21.41%	6,653
2013	11.023290	15.121036	37.17%	5,008
2012	9.566418	11.023290	15.23%	648
2011*	10.000000	9.566418	-4.34%	0
ProFunds - ProFund VP Industrials - Q/NQ
2017	15.198848	18.259947	20.14%	2,899
2016	13.173139	15.198848	15.38%	8,269
2015	13.896782	13.173139	-5.21%	11,700
2014	13.410753	13.896782	3.62%	817
2013	9.887535	13.410753	35.63%	6,765
2012	8.699741	9.887535	13.65%	2,003
2011*	10.000000	8.699741	-13.00%	231
ProFunds - ProFund VP International - Q/NQ
2017	10.084633	12.056182	19.55%	0
2016	10.370165	10.084633	-2.75%	0
2015	10.951445	10.370165	-5.31%	0
2014	12.142438	10.951445	-9.81%	1,115
2013	10.353108	12.142438	17.28%	733
2012	9.098897	10.353108	13.78%	4,334
2011	10.821984	9.098897	-15.92%	49
2010*	10.000000	10.821984	8.22%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2017	17.911858	23.919852	33.54%	6,004
2016	17.292397	17.911858	3.58%	955
2015	14.638847	17.292397	18.13%	3,144
2014	14.749358	14.638847	-0.75%	712
2013	9.905191	14.749358	48.91%	5,840
2012	8.426793	9.905191	17.54%	0
2011*	10.000000	8.426793	-15.73%	0
ProFunds - ProFund VP Japan - Q/NQ
2017	12.944706	15.050380	16.27%	255
2016	13.133812	12.944706	-1.44%	144
2015	12.646735	13.133812	3.85%	2,902
2014	12.482408	12.646735	1.32%	404
2013	8.579251	12.482408	45.50%	1,294
2012	7.109661	8.579251	20.67%	2,796
2011	8.892042	7.109661	-20.04%	0
2010*	10.000000	8.892042	-11.08%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	20.113126	25.738193	27.97%	3,763
2016	19.467967	20.113126	3.31%	13,191
2015	18.458860	19.467967	5.47%	8,237
2014	16.073323	18.458860	14.84%	26,509
2013	12.196044	16.073323	31.79%	30,665
2012	10.691053	12.196044	14.08%	14,749
2011	10.735892	10.691053	-0.42%	12,603
2010*	10.000000	10.735892	7.36%	11,597
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	10.917853	10.376258	-4.96%	716
2016	8.956917	10.917853	21.89%	624
2015	11.909447	8.956917	-24.79%	0
2014	13.613494	11.909447	-12.52%	0
2013	11.179079	13.613494	21.78%	0
2012	11.069575	11.179079	0.99%	137
2011	11.030038	11.069575	0.36%	0
2010*	10.000000	11.030038	10.30%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	16.668123	18.055132	8.32%	680
2016	17.640085	16.668123	-5.51%	842
2015	17.207997	17.640085	2.51%	1,726
2014	14.688589	17.207997	17.15%	5,121
2013	11.369492	14.688589	29.19%	248
2012	10.356532	11.369492	9.78%	0
2011*	10.000000	10.356532	3.57%	194

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.174984	3.280906	3.34%	9,518
2016	2.075925	3.174984	52.94%	7,831
2015	3.149946	2.075925	-34.10%	11,308
2014	4.215475	3.149946	-25.28%	2,458
2013	6.921375	4.215475	-39.09%	1,987
2012	8.252675	6.921375	-16.13%	65
2011*	10.000000	8.252675	-17.47%	13,422
ProFunds - ProFund VP Real Estate - Q/NQ
2017	13.090862	13.883674	6.06%	3,721
2016	12.614786	13.090862	3.77%	4,007
2015	12.811026	12.614786	-1.53%	3,174
2014	10.440490	12.811026	22.71%	2,718
2013	10.627483	10.440490	-1.76%	0
2012	9.241232	10.627483	15.00%	0
2011*	10.000000	9.241232	-7.59%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.458560	2.990577	-13.53%	0
2016	3.715371	3.458560	-6.91%	8,257
2015	3.846477	3.715371	-3.41%	0
2014	5.619415	3.846477	-31.55%	0
2013	4.915408	5.619415	14.32%	1,046
2012	5.381545	4.915408	-8.66%	0
2011	8.772775	5.381545	-38.66%	0
2010*	10.000000	8.772775	-12.27%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	17.067426	22.709104	33.06%	1,137
2016	13.615604	17.067426	25.35%	1,137
2015	14.282974	13.615604	-4.67%	1,750
2014	10.817014	14.282974	32.04%	0
2013	8.256788	10.817014	31.01%	1,055
2012	8.778836	8.256788	-5.95%	0
2011*	10.000000	8.778836	-12.21%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.462144	4.576864	-29.17%	14
2016	7.860190	6.462144	-17.79%	14
2015	7.181136	7.860190	9.46%	14
2014	7.537269	7.181136	-4.72%	441
2013	7.697062	7.537269	-2.08%	441
2012	9.019019	7.697062	-14.66%	785
2011	8.303357	9.019019	8.62%	607
2010*	10.000000	8.303357	-16.97%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2017	4.545195	3.540689	-22.10%	375
2016	4.920816	4.545195	-7.63%	375
2015	5.210632	4.920816	-5.56%	375
2014	5.164268	5.210632	0.90%	743
2013	6.660980	5.164268	-22.47%	743
2012	8.500178	6.660980	-21.64%	743
2011	8.506623	8.500178	-0.08%	535
2010*	10.000000	8.506623	-14.93%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.500058	1.834380	-26.63%	76
2016	2.831951	2.500058	-11.72%	76
2015	3.318170	2.831951	-14.65%	76
2014	4.193541	3.318170	-20.87%	669
2013	6.052237	4.193541	-30.71%	669
2012	7.594019	6.052237	-20.30%	904
2011	8.642213	7.594019	-12.13%	721
2010*	10.000000	8.642213	-13.58%	0
ProFunds - ProFund VP Technology - Q/NQ
2017	15.796625	20.960778	32.69%	6,498
2016	14.325345	15.796625	10.27%	1,293
2015	14.252944	14.325345	0.51%	9,282
2014	12.294373	14.252944	15.93%	5,727
2013	10.005411	12.294373	22.88%	3,720
2012	9.241815	10.005411	8.26%	641
2011*	10.000000	9.241815	-7.58%	217
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	14.010116	13.459609	-3.93%	0
2016	11.732551	14.010116	19.41%	1,797
2015	11.774522	11.732551	-0.36%	71
2014	11.928970	11.774522	-1.29%	0
2013	10.844902	11.928970	10.00%	0
2012	9.483298	10.844902	14.36%	0
2011*	10.000000	9.483298	-5.17%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	14.112409	15.166181	7.47%	0
2016	14.422051	14.112409	-2.15%	0
2015	15.572287	14.422051	-7.39%	0
2014	11.632411	15.572287	33.87%	0
2013	14.651843	11.632411	-20.61%	0
2012	14.784877	14.651843	-0.90%	0
2011	10.495892	14.784877	40.86%	409
2010*	10.000000	10.495892	4.96%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	40.216802	66.449882	65.23%	239
2016	37.720253	40.216802	6.62%	558
2015	33.829245	37.720253	11.50%	0
2014	25.373099	33.829245	33.33%	192
2013	14.438305	25.373099	75.73%	18,433
2012	10.998559	14.438305	31.27%	887
2011	11.340914	10.998559	-3.02%	0
2010*	10.000000	11.340914	13.41%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.643530	0.347793	-45.96%	21,807
2016	0.821703	0.643530	-21.68%	0
2015	1.135313	0.821703	-27.62%	0
2014	1.800462	1.135313	-36.94%	0
2013	3.571369	1.800462	-49.59%	6,477
2012	5.617656	3.571369	-36.43%	0
2011	7.354303	5.617656	-23.61%	0
2010*	10.000000	7.354303	-26.46%	0
ProFunds - ProFund VP Utilities - Q/NQ
2017	15.102371	16.400944	8.60%	3,666
2016	13.370469	15.102371	12.95%	4,490
2015	14.554365	13.370469	-8.13%	4,490
2014	11.779534	14.554365	23.56%	2,425
2013	10.591483	11.779534	11.22%	0
2012	10.776356	10.591483	-1.72%	572
2011*	10.000000	10.776356	7.76%	271
Rydex Variable Trust - Banking Fund - Q/NQ
2017	9.225551	10.185862	10.41%	741
2016	7.386013	9.225551	24.91%	2,895
2015	7.909713	7.386013	-6.62%	848
2014	7.792402	7.909713	1.51%	0
2013	6.145685	7.792402	26.79%	0
2012	5.040979	6.145685	21.91%	2,846
2011	6.603996	5.040979	-23.67%	1,738
2010	5.952325	6.603996	10.95%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	21.234206	25.310208	19.20%	626
2016	16.531470	21.234206	28.45%	322
2015	20.366209	16.531470	-18.83%	0
2014	21.133974	20.366209	-3.63%	0
2013	21.266673	21.133974	-0.62%	0
2012	19.569868	21.266673	8.67%	586
2011	23.866598	19.569868	-18.00%	0
2010	19.195821	23.866598	24.33%	2,652

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	23.452438	29.796843	27.05%	3,282
2016	29.740954	23.452438	-21.14%	1,728
2015	27.934674	29.740954	6.47%	3,350
2014	21.448378	27.934674	30.24%	2,756
2013	14.171181	21.448378	51.35%	3,475
2012	10.618155	14.171181	33.46%	548
2011	9.781879	10.618155	8.55%	959
2010	9.002716	9.781879	8.65%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	2.040976	2.092068	2.50%	339
2016	1.883410	2.040976	8.37%	0
2015	2.898791	1.883410	-35.03%	9,234
2014	4.475708	2.898791	-35.23%	8,887
2013	4.711378	4.475708	-5.00%	3,428
2012	4.868950	4.711378	-3.24%	4,842
2011	5.313576	4.868950	-8.37%	1,531
2010	5.011289	5.313576	6.03%	1,531
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	29.011941	31.759686	9.47%	2,266
2016	28.038387	29.011941	3.47%	2,535
2015	26.893396	28.038387	4.26%	1,299
2014	24.328360	26.893396	10.54%	1,253
2013	19.326628	24.328360	25.88%	2,577
2012	18.058040	19.326628	7.03%	0
2011	16.171873	18.058040	11.66%	442
2010	14.048592	16.171873	15.11%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	23.123977	35.979917	55.60%	0
2016	18.021793	23.123977	28.31%	0
2015	19.170047	18.021793	-5.99%	6,282
2014	16.721633	19.170047	14.64%	2,300
2013	10.471186	16.721633	59.69%	1,609
2012	9.107494	10.471186	14.97%	2,128
2011	8.505763	9.107494	7.07%	0
2010	6.955790	8.505763	22.28%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	12.780198	16.440919	28.64%	2,887
2016	10.471700	12.780198	22.05%	1,446
2015	10.449276	10.471700	0.21%	1,834
2014	8.603835	10.449276	21.45%	1,900
2013	6.490729	8.603835	32.56%	1,781
2012	6.544600	6.490729	-0.82%	0
2011	7.984187	6.544600	-18.03%	0
2010	7.425121	7.984187	7.53%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2017	17.870819	16.442192	-7.99%	2,792
2016	13.859409	17.870819	28.94%	4,824
2015	20.237973	13.859409	-31.52%	4,977
2014	25.339128	20.237973	-20.13%	839
2013	20.909585	25.339128	21.18%	839
2012	20.804811	20.909585	0.50%	839
2011	22.512830	20.804811	-7.59%	366
2010	19.266066	22.512830	16.85%	1,780
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	16.015877	12.789397	-20.15%	1,456
2016	13.249524	16.015877	20.88%	1,545
2015	19.765252	13.249524	-32.97%	3,782
2014	28.500373	19.765252	-30.65%	1,616
2013	23.438263	28.500373	21.60%	729
2012	23.785151	23.438263	-1.46%	729
2011	26.715448	23.785151	-10.97%	318
2010	21.593929	26.715448	23.72%	318
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	8.289015	10.463235	26.23%	0
2016	8.943752	8.289015	-7.32%	0
2015	9.817959	8.943752	-8.90%	0
2014	11.430981	9.817959	-14.11%	0
2013	9.400340	11.430981	21.60%	3,885
2012	7.872713	9.400340	19.40%	4,050
2011	9.451617	7.872713	-16.71%	2,147
2010	10.792654	9.451617	-12.43%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	11.766071	13.347695	13.44%	2,291
2016	10.349291	11.766071	13.69%	8,673
2015	10.982166	10.349291	-5.76%	2,514
2014	9.938886	10.982166	10.50%	1,934
2013	7.938634	9.938886	25.20%	2,241
2012	6.593051	7.938634	20.41%	3,051
2011	7.895471	6.593051	-16.50%	0
2010	7.033851	7.895471	12.25%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	17.563728	18.899884	7.61%	633
2016	17.954713	17.563728	-2.18%	451
2015	19.275457	17.954713	-6.85%	1,523
2014	14.583936	19.275457	32.17%	1,639
2013	18.176542	14.583936	-19.77%	1,636
2012	17.979731	18.176542	1.09%	339
2011	12.946838	17.979731	38.87%	6,853
2010	11.980512	12.946838	8.07%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	20.316524	24.500416	20.59%	2,678
2016	22.921023	20.316524	-11.36%	3,299
2015	22.341050	22.921023	2.60%	2,253
2014	18.265284	22.341050	22.31%	1,251
2013	13.122335	18.265284	39.19%	4,829
2012	11.411499	13.122335	14.99%	677
2011	11.105529	11.411499	2.76%	1,199
2010	10.597437	11.105529	4.79%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.640687	11.161509	4.89%	143
2016	9.712278	10.640687	9.56%	661
2015	9.966074	9.712278	-2.55%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2017	27.582221	36.267919	31.49%	80
2016	26.906086	27.582221	2.51%	358
2015	25.298538	26.906086	6.35%	1,528
2014	25.280795	25.298538	0.07%	0
2013	17.031715	25.280795	48.43%	2,291
2012	14.542889	17.031715	17.11%	532
2011	16.822278	14.542889	-13.55%	0
2010	14.191195	16.822278	18.54%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.504026	0.302016	-40.08%	0
2016	0.729909	0.504026	-30.95%	0
2015	0.808637	0.729909	-9.74%	16,067
2014	1.053114	0.808637	-23.21%	9,344
2013	1.912211	1.053114	-44.93%	20,491
2012	2.512607	1.912211	-23.90%	2,921
2011	3.510252	2.512607	-28.42%	0
2010	5.130624	3.510252	-31.58%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.644440	2.364980	-10.57%	0
2016	2.775783	2.644440	-4.73%	0
2015	2.862940	2.775783	-3.04%	0
2014	3.884683	2.862940	-26.30%	4,755
2013	3.433849	3.884683	13.13%	8,497
2012	3.729792	3.433849	-7.93%	4,257
2011	5.462809	3.729792	-31.72%	0
2010	6.383462	5.462809	-14.42%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.515735	1.286229	-15.14%	0
2016	1.909572	1.515735	-20.62%	0
2015	1.967698	1.909572	-2.95%	0
2014	2.266821	1.967698	-13.20%	0
2013	3.188731	2.266821	-28.91%	0
2012	3.979706	3.188731	-19.88%	0
2011	4.375449	3.979706	-9.04%	0
2010	5.967084	4.375449	-26.67%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	0.794635	0.587639	-26.05%	0
2016	0.894365	0.794635	-11.15%	0
2015	1.045843	0.894365	-14.48%	0
2014	1.309546	1.045843	-20.14%	0
2013	1.880591	1.309546	-30.37%	0
2012	2.355301	1.880591	-20.15%	0
2011	2.668474	2.355301	-11.74%	0
2010	3.453258	2.668474	-22.73%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.401309	1.189932	-15.08%	54
2016	1.790875	1.401309	-21.75%	54
2015	1.822792	1.790875	-1.75%	5,768
2014	2.037420	1.822792	-10.53%	9,691
2013	3.001894	2.037420	-32.13%	7,264
2012	3.737099	3.001894	-19.67%	4,375
2011	4.121138	3.737099	-9.32%	1,455
2010	5.801662	4.121138	-28.97%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	1.767216	1.433642	-18.88%	20,785
2016	2.046119	1.767216	-13.63%	20,785
2015	2.181415	2.046119	-6.20%	25,607
2014	2.598086	2.181415	-16.04%	25,507
2013	3.602298	2.598086	-27.88%	25,507
2012	4.421112	3.602298	-18.52%	22,315
2011	4.952099	4.421112	-10.72%	20,785
2010	6.075929	4.952099	-18.50%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	12.213870	18.019042	47.53%	0
2016	11.430281	12.213870	6.86%	0
2015	10.398328	11.430281	9.92%	0
2014	12.524379	10.398328	-16.98%	0
2013	8.179746	12.524379	53.11%	0
2012	6.939216	8.179746	17.88%	0
2011	9.950134	6.939216	-30.26%	0
2010	8.759840	9.950134	13.59%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	27.275525	32.156640	17.90%	353
2016	25.362456	27.275525	7.54%	328
2015	25.762283	25.362456	-1.55%	78
2014	24.419694	25.762283	5.50%	0
2013	17.470369	24.419694	39.78%	773
2012	14.672185	17.470369	19.07%	884
2011	14.590491	14.672185	0.56%	0
2010	11.404567	14.590491	27.94%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	38.323179	46.059517	20.19%	0
2016	30.116098	38.323179	27.25%	0
2015	32.470458	30.116098	-7.25%	564
2014	29.555181	32.470458	9.86%	564
2013	20.043279	29.555181	47.46%	564
2012	16.425695	20.043279	22.02%	521
2011	18.109754	16.425695	-9.30%	0
2010	13.413606	18.109754	35.01%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	35.201606	58.563266	66.37%	59
2016	32.722747	35.201606	7.58%	0
2015	29.085226	32.722747	12.51%	11,441
2014	21.697301	29.085226	34.05%	10,401
2013	12.266233	21.697301	76.89%	14,323
2012	9.318096	12.266233	31.64%	0
2011	9.557976	9.318096	-2.51%	0
2010	7.113112	9.557976	34.37%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	28.251424	36.360463	28.70%	5,589
2016	27.158055	28.251424	4.03%	3,173
2015	25.563236	27.158055	6.24%	8,433
2014	22.176064	25.563236	15.27%	1,048
2013	16.783423	22.176064	32.13%	1,086
2012	14.644453	16.783423	14.61%	1,345
2011	14.603147	14.644453	0.28%	137
2010	12.557023	14.603147	16.29%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2017	19.821008	25.638654	29.35%	829
2016	17.449987	19.821008	13.59%	4,855
2015	17.907564	17.449987	-2.56%	1,355
2014	15.385352	17.907564	16.39%	545
2013	10.520882	15.385352	46.24%	70,805
2012	8.768894	10.520882	19.98%	0
2011	9.039371	8.768894	-2.99%	0
2010	7.676823	9.039371	17.75%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	10.404363	10.935822	5.11%	2,802
2016	6.404019	10.404363	62.47%	3,193
2015	9.371060	6.404019	-31.66%	780
2014	11.551848	9.371060	-18.88%	658
2013	21.837663	11.551848	-47.10%	1,890
2012	23.201046	21.837663	-5.88%	658
2011	31.166861	23.201046	-25.56%	4,616
2010	22.997197	31.166861	35.52%	2,999
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	22.280021	23.324298	4.69%	1,394
2016	20.606750	22.280021	8.12%	3,033
2015	21.538936	20.606750	-4.33%	2,962
2014	18.134883	21.538936	18.77%	2,605
2013	17.775596	18.134883	2.02%	639
2012	15.303943	17.775596	16.15%	1,807
2011	15.246507	15.303943	0.38%	1,010
2010	12.440273	15.246507	22.56%	2,076
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	22.889388	25.347743	10.74%	0
2016	23.249768	22.889388	-1.55%	0
2015	24.006660	23.249768	-3.15%	0
2014	22.510666	24.006660	6.65%	898
2013	16.888882	22.510666	33.29%	0
2012	14.736409	16.888882	14.61%	0
2011	14.258109	14.736409	3.35%	662
2010	11.608412	14.258109	22.83%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	28.021279	33.009243	17.80%	0
2016	21.890059	28.021279	28.01%	0
2015	24.529128	21.890059	-10.76%	366
2014	23.963992	24.529128	2.36%	0
2013	15.397920	23.963992	55.63%	365
2012	12.848849	15.397920	19.84%	0
2011	14.907162	12.848849	-13.81%	0
2010	11.017892	14.907162	35.30%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	20.128629	28.350148	40.84%	119
2016	17.031810	20.128629	18.18%	0
2015	17.645649	17.031810	-3.48%	0
2014	14.422433	17.645649	22.35%	395
2013	8.709536	14.422433	65.59%	699
2012	6.858459	8.709536	26.99%	720
2011	7.274762	6.858459	-5.72%	0
2010	5.907288	7.274762	23.15%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	18.946072	23.133356	22.10%	5,337
2016	18.817272	18.946072	0.68%	6,046
2015	18.967041	18.817272	-0.79%	10,077
2014	17.189593	18.967041	10.34%	21,672
2013	12.392868	17.189593	38.71%	6,635
2012	11.143757	12.392868	11.21%	0
2011	11.478293	11.143757	-2.91%	881
2010	9.353171	11.478293	22.72%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	19.534303	22.215563	13.73%	10,045
2016	16.952167	19.534303	15.23%	11,273
2015	19.059463	16.952167	-11.06%	18,320
2014	17.503241	19.059463	8.89%	19,062
2013	12.276280	17.503241	42.58%	18,860
2012	10.233439	12.276280	19.96%	4,733
2011	10.767135	10.233439	-4.96%	2,397
2010	9.117523	10.767135	18.09%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	22.447988	26.167990	16.57%	4,409
2016	22.268842	22.447988	0.80%	346
2015	22.393106	22.268842	-0.55%	2,875
2014	23.175095	22.393106	-3.37%	1,277
2013	17.614019	23.175095	31.57%	6,771
2012	15.464207	17.614019	13.90%	0
2011	15.859442	15.464207	-2.49%	162
2010	12.187477	15.859442	30.13%	3,806
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	20.634201	22.916498	11.06%	1,812
2016	16.310306	20.634201	26.51%	6,720
2015	18.854935	16.310306	-13.50%	2,964
2014	18.000097	18.854935	4.75%	3,286
2013	13.504133	18.000097	33.29%	447
2012	11.761273	13.504133	14.82%	0
2011	12.905403	11.761273	-8.87%	0
2010	10.945162	12.905403	17.91%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	22.058993	25.134347	13.94%	6,029
2016	18.934499	22.058993	16.50%	1,355
2015	19.363667	18.934499	-2.22%	2,412
2014	19.728779	19.363667	-1.85%	1,211
2013	14.224735	19.728779	38.69%	3,384
2012	13.103440	14.224735	8.56%	0
2011	12.896562	13.103440	1.60%	0
2010	10.478020	12.896562	23.08%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	18.892386	18.492368	-2.12%	8,069
2016	14.610201	18.892386	29.31%	4,183
2015	17.217494	14.610201	-15.14%	4,197
2014	17.314778	17.217494	-0.56%	2,294
2013	12.351165	17.314778	40.19%	1,748
2012	10.453992	12.351165	18.15%	1,692
2011	11.761407	10.453992	-11.12%	0
2010	9.578707	11.761407	22.79%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	7.334636	5.928663	-19.17%	1,752
2016	6.983531	7.334636	5.03%	0
2015	6.277073	6.983531	11.25%	853
2014	5.202372	6.277073	20.66%	2,460
2013	5.462619	5.202372	-4.76%	0
2012	5.938887	5.462619	-8.02%	0
2011	6.319791	5.938887	-6.03%	0
2010	6.742756	6.319791	-6.27%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2017	19.551769	25.453406	30.18%	2,777
2016	17.933520	19.551769	9.02%	3,410
2015	18.070391	17.933520	-0.76%	3,710
2014	16.698499	18.070391	8.22%	2,795
2013	12.565644	16.698499	32.89%	796
2012	11.432931	12.565644	9.91%	0
2011	12.828195	11.432931	-10.88%	657
2010	11.665960	12.828195	9.96%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	8.866502	9.212303	3.90%	0
2016	7.694093	8.866502	15.24%	0
2015	8.404621	7.694093	-8.45%	0
2014	8.344791	8.404621	0.72%	0
2013	7.238013	8.344791	15.29%	0
2012	7.032987	7.238013	2.92%	0
2011	8.370934	7.032987	-15.98%	0
2010	7.447845	8.370934	12.39%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	26.426021	31.650124	19.77%	258
2016	23.324500	26.426021	13.30%	817
2015	27.660776	23.324500	-15.68%	243
2014	22.949358	27.660776	20.53%	560
2013	15.521532	22.949358	47.85%	3,847
2012	13.449729	15.521532	15.40%	1,715
2011	15.417049	13.449729	-12.76%	551
2010	12.653666	15.417049	21.84%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	15.934195	17.363257	8.97%	1,924
2016	13.953820	15.934195	14.19%	3,413
2015	15.346651	13.953820	-9.08%	3,810
2014	12.723082	15.346651	20.62%	1,409
2013	11.408306	12.723082	11.52%	1,279
2012	11.495404	11.408306	-0.76%	0
2011	10.071128	11.495404	14.14%	1,432
2010	9.600189	10.071128	4.91%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.380513	6.301256	17.11%	0
2016	6.004738	5.380513	-10.40%	0
2015	7.355841	6.004738	-18.37%	0
2014	9.597895	7.355841	-23.36%	1,105
2013	10.062081	9.597895	-4.61%	756
2012	10.172701	10.062081	-1.09%	1,778
2011	10.760441	10.172701	-5.46%	1,411
2010	11.614628	10.760441	-7.35%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.776122	9.841807	0.67%	4,467
2016	9.722418	9.776122	0.55%	8,857
2015	9.996169	9.722418	-2.74%	9,875
2014	10.046509	9.996169	-0.50%	831
2013*	10.000000	10.046509	0.47%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.759616	7.60%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	6.173181	5.956405	-3.51%	38,793
2016	4.376306	6.173181	41.06%	41,099
2015	6.699843	4.376306	-34.68%	42,619
2014	8.438313	6.699843	-20.60%	22,306
2013	7.778029	8.438313	8.49%	905
2012	7.665457	7.778029	1.47%	0
2011*	10.000000	7.665457	-23.35%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	12.278540	13.927824	13.43%	6,308
2016	11.983227	12.278540	2.46%	0
2015	12.059293	11.983227	-0.63%	0
2014	11.476900	12.059293	5.07%	0
2013	10.061794	11.476900	14.06%	1,357
2012	9.047029	10.061794	11.22%	4,828
2011*	10.000000	9.047029	-9.53%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.567054	9.306986	-2.72%	7,699
2016	6.926174	9.567054	38.13%	14,410
2015	11.374087	6.926174	-39.11%	13,778
2014	10.360370	11.374087	9.78%	16,767
2013*	10.000000	10.360370	3.60%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.508067	12.882123	22.59%	8,280
2016	9.920170	10.508067	5.93%	4,095
2015	10.247268	9.920170	-3.19%	6,928
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.950901	10.120806	1.71%	30,139
2016	9.716782	9.950901	2.41%	61,679
2015	10.155653	9.716782	-4.32%	51,108
2014	10.021655	10.155653	1.34%	66,287
2013	11.162284	10.021655	-10.22%	26,032
2012	10.596370	11.162284	5.34%	23,784
2011*	10.000000	10.596370	5.96%	23,683
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.256291	12.123364	18.20%	95,214
2016	9.212207	10.256291	11.33%	111,718
2015*	10.000000	9.212207	-7.88%	96,599
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	11.038885	11.777099	6.69%	70,064
2016	9.339355	11.038885	18.20%	165,790
2015*	10.000000	9.339355	-6.61%	25,427
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.644851	10.658996	10.51%	6,129
2016	9.472619	9.644851	1.82%	17,330
2015	9.832354	9.472619	-3.66%	6,129
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.205573	13.810272	23.24%	9,539
2016	11.214768	11.205573	-0.08%	10,965
2015	11.434221	11.214768	-1.92%	10,467
2014	11.440295	11.434221	-0.05%	8,933
2013*	10.000000	11.440295	14.40%	4,800

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.092653	12.677096	14.28%	35,961
2016*	10.000000	11.092653	10.93%	916
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	11.973357	13.356759	11.55%	114,358
2016	11.757243	11.973357	1.84%	126,882
2015	12.106163	11.757243	-2.88%	156,538
2014	12.106715	12.106163	0.00%	154,830
2013	10.786219	12.106715	12.24%	92,196
2012	9.999032	10.786219	7.87%	83,421
2011	10.577314	9.999032	-5.47%	175,156
2010*	10.000000	10.577314	5.77%	191,165
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.740049	10.962339	12.55%	0
2016	9.352059	9.740049	4.15%	88
2015	9.928937	9.352059	-5.81%	89
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.838370	9.961412	1.25%	0
2016*	10.000000	9.838370	-1.62%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.074806	0.75%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.166131	1.66%	2,341
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.617689	5.594822	-0.41%	2,822
2016	5.111740	5.617689	9.90%	13,374
2015	6.956823	5.111740	-26.52%	2,928
2014	8.545344	6.956823	-18.59%	2,745
2013	9.708012	8.545344	-11.98%	8,405
2012	10.108289	9.708012	-3.96%	6,479
2011	11.796033	10.108289	-14.31%	49,464
2010*	10.000000	11.796033	17.96%	3,219
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.721781	13.229336	12.86%	82
2016	10.371492	11.721781	13.02%	24,644
2015	10.845273	10.371492	-4.37%	24,357
2014*	10.000000	10.845273	8.45%	14,342
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.198912	10.350099	1.48%	15,665
2016	9.542261	10.198912	6.88%	27,215
2015*	10.000000	9.542261	-4.58%	2,944

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.558300	12.897698	11.59%	2,928
2016	11.456234	11.558300	0.89%	4,986
2015	11.685163	11.456234	-1.96%	3,661
2014	11.286389	11.685163	3.53%	3,661
2013	9.974869	11.286389	13.15%	3,661
2012	9.059986	9.974869	10.10%	7,518
2011*	10.000000	9.059986	-9.40%	2,970
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.393302	11.839703	13.92%	10,440
2016*	10.000000	10.393302	3.93%	3,303
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.670906	11.793074	10.52%	12,291
2016	9.240559	10.670906	15.48%	34,960
2015*	10.000000	9.240559	-7.59%	42,081
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.216892	12.832430	14.40%	8,263
2016*	10.000000	11.216892	12.17%	7,515
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.089351	13.344512	32.26%	203,053
2016	10.227970	10.089351	-1.36%	142,424
2015*	10.000000	10.227970	2.28%	189,170
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.166282	10.663197	4.89%	45,509
2016	9.076538	10.166282	12.01%	52,602
2015*	10.000000	9.076538	-9.23%	5,575
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.935228	10.136066	2.02%	1,795
2016*	10.000000	9.935228	-0.65%	9,129
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.158956	1.59%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.067386	10.621869	5.51%	51,870
2016	9.500133	10.067386	5.97%	14,165
2015	9.875324	9.500133	-3.80%	5,610

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	14.192355	15.591329	9.86%	1,771
2016	12.781752	14.192355	11.04%	1,789
2015	13.892538	12.781752	-8.00%	2,533
2014	13.769465	13.892538	0.89%	1,871
2013	11.340365	13.769465	21.42%	2,060
2012	10.023609	11.340365	13.14%	2,440
2011	10.377375	10.023609	-3.41%	1,176
2010*	10.000000	10.377375	3.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	11.001229	11.836808	7.60%	13,435
2016	9.834538	11.001229	11.86%	17,621
2015	10.785932	9.834538	-8.82%	29,709
2014	10.509717	10.785932	2.63%	36,980
2013*	10.000000	10.509717	5.10%	11,398
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.276186	13.079116	6.54%	54,297
2016	11.155068	12.276186	10.05%	28,265
2015	11.801944	11.155068	-5.48%	51,864
2014	11.380857	11.801944	3.70%	48,088
2013*	10.000000	11.380857	13.81%	34,285
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.461999	9.461474	-0.01%	16,856
2016	9.369427	9.461999	0.99%	35,751
2015*	10.000000	9.369427	-6.31%	19,854
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.892095	10.977133	10.97%	1,207
2016	9.663958	9.892095	2.36%	854
2015	10.459616	9.663958	-7.61%	785
2014	10.257500	10.459616	1.97%	806
2013*	10.000000	10.257500	2.57%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.626641	9.562826	-0.66%	2,534
2016	9.719193	9.626641	-0.95%	2,534
2015	9.963735	9.719193	-2.45%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.043975	6.445885	6.65%	50,546
2016	7.227957	6.043975	-16.38%	72,454
2015	7.483780	7.227957	-3.42%	101,279
2014	6.806237	7.483780	9.95%	44,338
2013	6.762964	6.806237	0.64%	50,430
2012	7.764269	6.762964	-12.90%	39,179
2011	8.661601	7.764269	-10.36%	90,751
2010	9.152981	8.661601	-5.37%	38,413
2009	9.720456	9.152981	-5.84%	38,698
2008*	10.000000	9.720456	-2.80%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	13.192762	14.865232	12.68%	20,648
2016	13.360044	13.192762	-1.25%	19,902
2015	13.449310	13.360044	-0.66%	47,362
2014	13.337054	13.449310	0.84%	14,943
2013	11.574627	13.337054	15.23%	13,989
2012	11.298699	11.574627	2.44%	3,996
2011	12.325991	11.298699	-8.33%	15,040
2010	11.298189	12.325991	9.10%	15,040
2009	9.047552	11.298189	24.88%	13,037
2008	15.562757	9.047552	-41.86%	48,448
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	8.583386	8.730175	1.71%	21,214
2016	8.791697	8.583386	-2.37%	23,958
2015	8.799291	8.791697	-0.09%	16,643
2014	8.570378	8.799291	2.67%	16,706
2013	8.594287	8.570378	-0.28%	15,934
2012	8.570452	8.594287	0.28%	32,980
2011	8.450323	8.570452	1.42%	23,540
2010	8.112437	8.450323	4.17%	23,334
2009	8.550373	8.112437	-5.12%	20,237
2008	10.723628	8.550373	-20.27%	21,078
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.698652	10.859358	1.50%	52,186
2016	10.045119	10.698652	6.51%	51,863
2015	10.165608	10.045119	-1.19%	44,656
2014	10.121491	10.165608	0.44%	20,773
2013*	10.000000	10.121491	1.21%	31,302
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.638151	11.462713	7.75%	4,223
2016	9.723833	10.638151	9.40%	9,603
2015	10.368463	9.723833	-6.22%	7,300
2014	9.998352	10.368463	3.70%	4,996
2013*	10.000000	9.998352	-0.02%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	10.849989	12.589512	16.03%	44,686
2016	11.351072	10.849989	-4.41%	48,046
2015	12.624704	11.351072	-10.09%	67,831
2014	13.584539	12.624704	-7.07%	69,883
2013	11.066355	13.584539	22.76%	116,989
2012	9.465957	11.066355	16.91%	84,260
2011	10.398263	9.465957	-8.97%	62,377
2010*	10.000000	10.398263	3.98%	51,925

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.521819	10.686844	25.41%	19,956
2016	7.191881	8.521819	18.49%	30,900
2015	9.170548	7.191881	-21.58%	20,140
2014	9.802776	9.170548	-6.45%	23,059
2013*	10.000000	9.802776	-1.97%	3,318
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.051688	10.692247	6.37%	3,565
2016	8.881786	10.051688	13.17%	4,304
2015	9.639798	8.881786	-7.86%	19,369
2014	9.977124	9.639798	-3.38%	24,961
2013*	10.000000	9.977124	-0.23%	51,115
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.934180	10.122516	1.90%	2,360
2016*	10.000000	9.934180	-0.66%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.887892	11.921141	9.49%	0
2016*	10.000000	10.887892	8.88%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	10.947918	11.877426	8.49%	10,066
2016	10.529541	10.947918	3.97%	19,190
2015	11.007661	10.529541	-4.34%	16,844
2014	10.763673	11.007661	2.27%	13,874
2013	10.108599	10.763673	6.48%	7,839
2012	9.431135	10.108599	7.18%	5,585
2011*	10.000000	9.431135	-5.69%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.288723	12.136411	7.51%	14,047
2016	10.405731	11.288723	8.49%	14,580
2015	10.733450	10.405731	-3.05%	11,448
2014	10.633984	10.733450	0.94%	27,702
2013	11.880267	10.633984	-10.49%	8,248
2012	10.274258	11.880267	15.63%	14,279
2011*	10.000000	10.274258	2.74%	21,710
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.069388	11.117824	10.41%	11,734
2016	8.927622	10.069388	12.79%	5,767
2015	10.568020	8.927622	-15.52%	2,636
2014*	10.000000	10.568020	5.68%	5,853

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.585940	12.469821	7.63%	22,298
2016	11.452054	11.585940	1.17%	28,845
2015	11.841819	11.452054	-3.29%	33,874
2014	10.602528	11.841819	11.69%	32,602
2013	10.530526	10.602528	0.68%	23,207
2012	8.261131	10.530526	27.47%	5,225
2011*	10.000000	8.261131	-17.39%	1
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.645151	12.110804	13.77%	10,556
2016	10.285692	10.645151	3.49%	10,366
2015	11.217420	10.285692	-8.31%	14,384
2014	11.210906	11.217420	0.06%	11,048
2013	9.872729	11.210906	13.55%	2,238
2012	8.851972	9.872729	11.53%	0
2011*	10.000000	8.851972	-11.48%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.914368	15.806656	13.60%	102,366
2016	13.012046	13.914368	6.93%	94,276
2015	13.134804	13.012046	-0.93%	98,040
2014	12.752774	13.134804	3.00%	74,732
2013	10.544429	12.752774	20.94%	55,954
2012	9.289170	10.544429	13.51%	56,155
2011*	10.000000	9.289170	-7.11%	4,638
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.050325	11.677504	16.19%	2,283
2016*	10.000000	10.050325	0.50%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.490101	10.986724	4.73%	544
2016	9.366706	10.490101	11.99%	574
2015	9.803757	9.366706	-4.46%	1,090
2014*	10.000000	9.803757	-1.96%	2,023
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.966224	13.422316	22.40%	2,919
2016*	10.000000	10.966224	9.66%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.924231	10.040048	1.17%	12,138
2016	9.892169	9.924231	0.32%	59,076
2015	10.069487	9.892169	-1.76%	24,340

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	14.938442	17.557069	17.53%	10,104
2016	14.051728	14.938442	6.31%	18,799
2015	14.579622	14.051728	-3.62%	18,799
2014	14.222435	14.579622	2.51%	18,799
2013	11.197327	14.222435	27.02%	11,030
2012	9.827260	11.197327	13.94%	11,030
2011	10.699739	9.827260	-8.15%	14,132
2010*	10.000000	10.699739	7.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.787397	14.057002	9.93%	38,675
2016	12.284033	12.787397	4.10%	45,811
2015	12.656035	12.284033	-2.94%	48,603
2014	12.369580	12.656035	2.32%	51,547
2013	10.997221	12.369580	12.48%	45,627
2012	10.094213	10.997221	8.95%	34,287
2011	10.429579	10.094213	-3.22%	21,034
2010*	10.000000	10.429579	4.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.867312	15.754902	13.61%	53,272
2016	13.170820	13.867312	5.29%	54,414
2015	13.606728	13.170820	-3.20%	68,570
2014	13.247945	13.606728	2.71%	73,018
2013	11.138098	13.247945	18.94%	41,593
2012	9.991233	11.138098	11.48%	0
2011	10.548019	9.991233	-5.28%	0
2010*	10.000000	10.548019	5.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.210352	11.697252	4.34%	391,657
2016	10.922992	11.210352	2.63%	398,314
2015	11.216869	10.922992	-2.62%	422,052
2014	11.064922	11.216869	1.37%	430,381
2013	10.748988	11.064922	2.94%	18,352
2012	10.193308	10.748988	5.45%	27,798
2011	10.245702	10.193308	-0.51%	19,507
2010*	10.000000	10.245702	2.46%	2,297
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.019579	11.281217	12.59%	102
2016	9.675469	10.019579	3.56%	102
2015	10.305389	9.675469	-6.11%	1,147
2014	10.272812	10.305389	0.32%	102
2013*	10.000000	10.272812	2.73%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.967594	11.518509	15.56%	2,350
2016	9.565842	9.967594	4.20%	1,588
2015	10.251062	9.565842	-6.68%	1,588
2014	10.344777	10.251062	-0.91%	5,228
2013*	10.000000	10.344777	3.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.339138	14.914488	11.81%	37,844
2016	12.738305	13.339138	4.72%	62,802
2015	13.124938	12.738305	-2.95%	62,902
2014	12.794434	13.124938	2.58%	72,801
2013	11.071029	12.794434	15.57%	31,357
2012	10.043562	11.071029	10.23%	1,804
2011	10.482194	10.043562	-4.18%	0
2010*	10.000000	10.482194	4.82%	14,615
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	14.229257	16.482128	15.83%	5,913
2016	13.480708	14.229257	5.55%	7,724
2015	13.952184	13.480708	-3.38%	5,461
2014	13.601935	13.952184	2.57%	2,994
2013	11.156786	13.601935	21.92%	2,994
2012	9.925624	11.156786	12.40%	1,842
2011	10.613301	9.925624	-6.48%	1,842
2010*	10.000000	10.613301	6.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.312901	13.273759	7.80%	18,662
2016	11.840530	12.312901	3.99%	8,616
2015	12.199821	11.840530	-2.95%	17,499
2014	11.948344	12.199821	2.10%	85,380
2013	10.949196	11.948344	9.13%	16,326
2012	10.143019	10.949196	7.95%	45,904
2011	10.367062	10.143019	-2.16%	11,826
2010*	10.000000	10.367062	3.67%	9,641
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.504756	10.693925	1.80%	24,129
2016	10.361984	10.504756	1.38%	29,363
2015	10.617609	10.361984	-2.41%	51,125
2014	10.319485	10.617609	2.89%	90,959
2013	10.739397	10.319485	-3.91%	12,623
2012	10.220417	10.739397	5.08%	86,579
2011*	10.000000	10.220417	2.20%	15,133
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.333494	14.263894	15.65%	11,669
2016	11.286456	12.333494	9.28%	11,730
2015	11.880374	11.286456	-5.00%	9,878
2014	11.743080	11.880374	1.17%	12,702
2013*	10.000000	11.743080	17.43%	11,598

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.795368	13.172540	11.68%	37,146
2016	11.053855	11.795368	6.71%	38,121
2015	11.470012	11.053855	-3.63%	51,001
2014	11.478784	11.470012	-0.08%	55,017
2013*	10.000000	11.478784	14.79%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.375000	11.626505	38.82%	45,513
2016	7.925165	8.375000	5.68%	27,071
2015	9.617117	7.925165	-17.59%	22,827
2014*	10.000000	9.617117	-3.83%	24,137
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.804566	9.819280	0.15%	8,112
2016	9.920363	9.804566	-1.17%	15,551
2015	10.123524	9.920363	-2.01%	9,335
2014*	10.000000	10.123524	1.24%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.734938	8.587927	-1.68%	363,843
2016	8.903465	8.734938	-1.89%	472,863
2015	9.075903	8.903465	-1.90%	596,119
2014	9.251682	9.075903	-1.90%	521,985
2013	9.430865	9.251682	-1.90%	409,947
2012	9.614027	9.430865	-1.91%	941,699
2011	9.799709	9.614027	-1.89%	1,341,403
2010	9.989495	9.799709	-1.90%	693,575
2009*	10.000000	9.989495	-0.11%	622,284
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.353434	11.459840	22.52%	95,689
2016	9.446912	9.353434	-0.99%	11,580
2015	9.723200	9.446912	-2.84%	1,355
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.753767	12.494377	16.19%	6,655
2016	10.013411	10.753767	7.39%	12,930
2015	10.310282	10.013411	-2.88%	11,365
2014*	10.000000	10.310282	3.10%	46,497
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.431317	11.372774	9.03%	8,404
2016	10.002368	10.431317	4.29%	14,295
2015	10.213842	10.002368	-2.07%	7,497
2014*	10.000000	10.213842	2.14%	6,442
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.613291	11.954134	12.63%	74,367
2016	10.041149	10.613291	5.70%	7,820
2015	10.290380	10.041149	-2.42%	7,807
2014*	10.000000	10.290380	2.90%	7,971

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.180155	10.554804	3.68%	29,960
2016	9.952433	10.180155	2.29%	33,203
2015	10.118401	9.952433	-1.64%	20,885
2014*	10.000000	10.118401	1.18%	2,444
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.143183	11.347243	11.87%	0
2016	9.780815	10.143183	3.70%	0
2015	10.304243	9.780815	-5.08%	2,176
2014	10.252044	10.304243	0.51%	1,298
2013*	10.000000	10.252044	2.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.178859	11.679959	14.75%	0
2016	9.701140	10.178859	4.92%	0
2015	10.296276	9.701140	-5.78%	0
2014	10.316839	10.296276	-0.20%	2,690
2013*	10.000000	10.316839	3.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.562599	11.702024	10.79%	77,240
2016	10.048813	10.562599	5.11%	69,975
2015	10.277840	10.048813	-2.23%	66,205
2014*	10.000000	10.277840	2.78%	6,641
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.655638	12.197327	14.47%	35,161
2016	10.012235	10.655638	6.43%	24,729
2015	10.281199	10.012235	-2.62%	20,381
2014*	10.000000	10.281199	2.81%	14,559
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.382437	11.123959	7.14%	85,824
2016	10.011992	10.382437	3.70%	85,824
2015	10.209036	10.011992	-1.93%	87,068
2014*	10.000000	10.209036	2.09%	80,290
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.226950	12.749085	24.66%	25,400
2016*	10.000000	10.226950	2.27%	19,792
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.417075	12.968189	13.59%	39,783
2016	9.674626	11.417075	18.01%	57,418
2015	10.118439	9.674626	-4.39%	7,046

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.872406	10.298573	4.32%	46,599
2016	9.262184	9.872406	6.59%	25,374
2015	9.722594	9.262184	-4.74%	38,882
2014	9.540382	9.722594	1.91%	61,221
2013*	10.000000	9.540382	-4.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	11.962059	14.732267	23.16%	53,313
2016	12.502135	11.962059	-4.32%	38,082
2015	12.828279	12.502135	-2.54%	45,965
2014	13.256001	12.828279	-3.23%	39,571
2013	11.160362	13.256001	18.78%	27,045
2012	9.848482	11.160362	13.32%	14,250
2011	11.107892	9.848482	-11.34%	8,608
2010*	10.000000	11.107892	11.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.580723	10.315222	20.21%	58,212
2016	8.331440	8.580723	2.99%	40,032
2015	8.972486	8.331440	-7.14%	33,922
2014*	10.000000	8.972486	-10.28%	35,012
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	16.740275	21.330314	27.42%	8,022
2016	16.730644	16.740275	0.06%	12,751
2015	16.537139	16.730644	1.17%	12,375
2014	15.304284	16.537139	8.06%	14,962
2013	11.606361	15.304284	31.86%	9,053
2012	10.187393	11.606361	13.93%	2,185
2011	10.731179	10.187393	-5.07%	1,053
2010*	10.000000	10.731179	7.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	16.795618	18.843887	12.20%	22,547
2016	14.752818	16.795618	13.85%	27,063
2015	15.573787	14.752818	-5.27%	25,381
2014	14.400355	15.573787	8.15%	18,726
2013	10.871216	14.400355	32.46%	9,536
2012	9.424362	10.871216	15.35%	2,398
2011	10.229808	9.424362	-7.87%	1,161
2010*	10.000000	10.229808	2.30%	7,000
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	16.596442	20.763337	25.11%	16,798
2016	15.951064	16.596442	4.05%	23,230
2015	16.316450	15.951064	-2.24%	19,016
2014	16.036002	16.316450	1.75%	26,781
2013	11.793460	16.036002	35.97%	10,484
2012	10.486684	11.793460	12.46%	8,534
2011	11.187350	10.486684	-6.26%	6,026
2010*	10.000000	11.187350	11.87%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.730212	22.035161	11.68%	11,832
2016	17.102299	19.730212	15.37%	21,687
2015	17.951593	17.102299	-4.73%	18,129
2014	15.637706	17.951593	14.80%	30,382
2013	11.748752	15.637706	33.10%	13,067
2012	10.294172	11.748752	14.13%	21,210
2011	10.742530	10.294172	-4.17%	1,080
2010*	10.000000	10.742530	7.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.547653	14.152692	22.56%	22,987
2016	10.868103	11.547653	6.25%	22,119
2015	10.995477	10.868103	-1.16%	16,952
2014*	10.000000	10.995477	9.95%	21,596
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	12.189587	13.042487	7.00%	7,526
2016	9.866366	12.189587	23.55%	34,184
2015	10.702023	9.866366	-7.81%	25,326
2014*	10.000000	10.702023	7.02%	34,737
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	12.073759	13.442626	11.34%	5,491
2016	10.019286	12.073759	20.51%	13,015
2015	10.383154	10.019286	-3.50%	3,948
2014*	10.000000	10.383154	3.83%	5,644
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.736452	13.877238	18.24%	2,327
2016	10.739937	11.736452	9.28%	11,676
2015	10.846499	10.739937	-0.98%	13,568
2014*	10.000000	10.846499	8.46%	3,407
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.396415	11.867357	4.13%	6,726
2016	10.838575	11.396415	5.15%	12,913
2015	11.711428	10.838575	-7.45%	11,566
2014	9.282692	11.711428	26.16%	11,881
2013*	10.000000	9.282692	-7.17%	658
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	10.985918	13.098273	19.23%	781,268
2016	10.028283	10.985918	9.55%	695,498
2015	10.104985	10.028283	-0.76%	43,546

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.583253	9.550137	-0.35%	22,731
2016	9.530866	9.583253	0.55%	30,036
2015	9.748728	9.530866	-2.23%	17,683
2014	9.888704	9.748728	-1.42%	55,561
2013	10.069619	9.888704	-1.80%	23,652
2012	9.915757	10.069619	1.55%	0
2011*	10.000000	9.915757	-0.84%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.290723	12.647626	12.02%	48,918
2016	9.521544	11.290723	18.58%	66,232
2015	10.204146	9.521544	-6.69%	9,784
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.108512	9.532993	4.66%	0
2016	9.344700	9.108512	-2.53%	0
2015	10.033428	9.344700	-6.86%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.644115	10.440641	8.26%	14,129
2016	9.000930	9.644115	7.15%	15,235
2015	9.903366	9.000930	-9.11%	7,048
2014	10.125152	9.903366	-2.19%	7,048
2013*	10.000000	10.125152	1.25%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	10.096311	10.189116	0.92%	19,020
2016	9.091851	10.096311	11.05%	24,444
2015	9.575266	9.091851	-5.05%	26,750
2014	9.625749	9.575266	-0.52%	49,902
2013*	10.000000	9.625749	-3.74%	6,144
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	9.929107	9.947037	0.18%	59,032
2016	9.697013	9.929107	2.39%	78,894
2015	10.139136	9.697013	-4.36%	80,028
2014	10.447939	10.139136	-2.96%	87,504
2013	10.181684	10.447939	2.62%	96,451
2012*	10.000000	10.181684	1.82%	78,062
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.353031	15.183342	33.74%	26,308
2016	11.590522	11.353031	-2.05%	11,314
2015	11.396499	11.590522	1.70%	15,126
2014	11.383193	11.396499	0.12%	13,757
2013*	10.000000	11.383193	13.83%	17,741

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.214245	11.361367	11.23%	220,037
2016	9.221461	10.214245	10.77%	189,997
2015	10.351181	9.221461	-10.91%	54,363
2014	10.503891	10.351181	-1.45%	73,155
2013	10.695652	10.503891	-1.79%	46,510
2012	9.497035	10.695652	12.62%	48,511
2011*	10.000000	9.497035	-5.03%	13,592
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.266331	6.273442	0.11%	61,913
2016	5.560414	6.266331	12.70%	17,564
2015	7.625029	5.560414	-27.08%	7,573
2014	9.551293	7.625029	-20.17%	8,950
2013	11.416262	9.551293	-16.34%	12,544
2012	11.070634	11.416262	3.12%	7,306
2011	12.205344	11.070634	-9.30%	12,853
2010*	10.000000	12.205344	22.05%	3,923
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.264021	13.208349	7.70%	17,952
2016	11.041917	12.264021	11.07%	21,417
2015	11.528445	11.041917	-4.22%	18,343
2014	11.588949	11.528445	-0.52%	21,953
2013	12.708269	11.588949	-8.81%	31,801
2012	11.000590	12.708269	15.52%	51,549
2011	10.557391	11.000590	4.20%	54,071
2010*	10.000000	10.557391	5.57%	9,275
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.057163	0.57%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.873950	10.726708	8.64%	26,073
2016	9.780688	9.873950	0.95%	9,752
2015	10.740819	9.780688	-8.94%	19,917
2014	10.915998	10.740819	-1.60%	11,956
2013	11.909522	10.915998	-8.34%	6,990
2012	11.537147	11.909522	3.23%	7,647
2011	10.847069	11.537147	6.36%	6,068
2010*	10.000000	10.847069	8.47%	11,169
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.329733	10.997529	6.46%	16,603
2016	10.129893	10.329733	1.97%	17,528
2015	10.771349	10.129893	-5.96%	30,847
2014	10.747961	10.771349	0.22%	40,052
2013	11.982606	10.747961	-10.30%	33,855
2012	11.430836	11.982606	4.83%	13,446
2011	10.843178	11.430836	5.42%	48,130
2010*	10.000000	10.843178	8.43%	2,494

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	13.340088	13.939947	4.50%	61,016
2016	12.102583	13.340088	10.23%	76,387
2015	12.559164	12.102583	-3.64%	87,216
2014	12.401503	12.559164	1.27%	37,823
2013	11.967936	12.401503	3.62%	41,635
2012	10.683798	11.967936	12.02%	66,304
2011	10.549022	10.683798	1.28%	32,396
2010*	10.000000	10.549022	5.49%	21,357
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.337581	3.38%	15,734
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.591777	9.527862	-0.67%	76,509
2016	9.651088	9.591777	-0.61%	66,273
2015	9.817515	9.651088	-1.70%	174,054
2014	9.933330	9.817515	-1.17%	72,112
2013	10.149284	9.933330	-2.13%	90,970
2012	9.783786	10.149284	3.74%	276,241
2011*	10.000000	9.783786	-2.16%	38,266
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.409667	10.704355	2.83%	56,205
2016	10.343507	10.409667	0.64%	87,699
2015	10.508572	10.343507	-1.57%	134,645
2014	10.283535	10.508572	2.19%	143,088
2013	10.702435	10.283535	-3.91%	314,416
2012	9.963663	10.702435	7.41%	272,524
2011*	10.000000	9.963663	-0.36%	187,400
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.911897	10.201128	2.92%	22,836
2016	9.655985	9.911897	2.65%	16,830
2015	10.022189	9.655985	-3.65%	17,135
2014	9.924204	10.022189	0.99%	12,348
2013*	10.000000	9.924204	-0.76%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	13.226836	13.887005	4.99%	0
2016	11.849306	13.226836	11.63%	0
2015	12.613049	11.849306	-6.06%	0
2014	12.895528	12.613049	-2.19%	0
2013	11.757279	12.895528	9.68%	0
2012	10.359614	11.757279	13.49%	2,405
2011	10.778608	10.359614	-3.89%	3,274
2010*	10.000000	10.778608	7.79%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	13.931334	14.322614	2.81%	7,342
2016	13.027846	13.931334	6.94%	30,799
2015	13.259740	13.027846	-1.75%	14,074
2014	13.207619	13.259740	0.39%	17,060
2013	12.237407	13.207619	7.93%	176,848
2012	10.930958	12.237407	11.95%	366,263
2011	10.844497	10.930958	0.80%	2,158
2010*	10.000000	10.844497	8.44%	1,650
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.588777	11.196431	30.36%	23,794
2016	8.698987	8.588777	-1.27%	1,970
2015	9.785392	8.698987	-11.10%	27,613
2014	10.133911	9.785392	-3.44%	24,063
2013	8.984925	10.133911	12.79%	51,865
2012	7.931761	8.984925	13.28%	2,229
2011	11.075118	7.931761	-28.38%	11,163
2010*	10.000000	11.075118	10.75%	0
ProFunds - ProFund VP Banks - Q/NQ
2017	16.278067	18.831250	15.68%	14,469
2016	13.464773	16.278067	20.89%	14,105
2015	13.785274	13.464773	-2.32%	11,819
2014	12.731171	13.785274	8.28%	4,840
2013	9.724298	12.731171	30.92%	4,800
2012	7.430786	9.724298	30.86%	0
2011*	10.000000	7.430786	-25.69%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	9.307848	11.227884	20.63%	25,869
2016	8.007048	9.307848	16.25%	8,631
2015	9.482399	8.007048	-15.56%	6,931
2014	9.505808	9.482399	-0.25%	11,098
2013	8.181798	9.505808	16.18%	18,140
2012	7.688217	8.181798	6.42%	82,607
2011*	10.000000	7.688217	-23.12%	5,026
ProFunds - ProFund VP Bear - Q/NQ
2017	3.152338	2.536963	-19.52%	0
2016	3.695652	3.152338	-14.70%	14,110
2015	3.962327	3.695652	-6.73%	30,747
2014	4.710211	3.962327	-15.88%	27,401
2013	6.537183	4.710211	-27.95%	1,313
2012	7.990232	6.537183	-18.19%	27,761
2011	8.938831	7.990232	-10.61%	409
2010*	10.000000	8.938831	-10.61%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	22.717906	27.311647	20.22%	19,042
2016	27.397476	22.717906	-17.08%	23,236
2015	27.035834	27.397476	1.34%	26,543
2014	21.244041	27.035834	27.26%	23,067
2013	12.857970	21.244041	65.22%	7,049
2012	9.315423	12.857970	38.03%	11,711
2011*	10.000000	9.315423	-6.85%	0
ProFunds - ProFund VP Bull - Q/NQ
2017	16.554949	19.382778	17.08%	7,677
2016	15.388130	16.554949	7.58%	4,557
2015	15.758361	15.388130	-2.35%	93,975
2014	14.410863	15.758361	9.35%	151,753
2013	11.321131	14.410863	27.29%	29,649
2012	10.133459	11.321131	11.72%	174,545
2011	10.329234	10.133459	-1.90%	105,093
2010*	10.000000	10.329234	3.29%	55,533
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	15.145289	17.095244	12.87%	2,054
2016	14.909532	15.145289	1.58%	4,792
2015	14.590837	14.909532	2.18%	15,284
2014	13.493408	14.590837	8.13%	3,247
2013	10.708021	13.493408	26.01%	5,776
2012	9.846580	10.708021	8.75%	1,217
2011*	10.000000	9.846580	-1.53%	8,745
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	18.267428	21.213069	16.13%	6,851
2016	17.872247	18.267428	2.21%	10,848
2015	17.402317	17.872247	2.70%	11,625
2014	15.773800	17.402317	10.32%	21,532
2013	11.495862	15.773800	37.21%	6,847
2012	9.597838	11.495862	19.78%	2,643
2011*	10.000000	9.597838	-4.02%	13,850
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	6.935773	9.067467	30.73%	44,826
2016	6.368561	6.935773	8.91%	26,028
2015	7.856082	6.368561	-18.93%	7,766
2014	8.291902	7.856082	-5.26%	18,068
2013	9.032687	8.291902	-8.20%	43,163
2012	8.640372	9.032687	4.54%	42,128
2011	10.968802	8.640372	-21.23%	12,270
2010*	10.000000	10.968802	9.69%	116,251

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	10.670126	12.531401	17.44%	37,070
2016	10.088398	10.670126	5.77%	12,602
2015	11.539088	10.088398	-12.57%	33,685
2014	12.876061	11.539088	-10.38%	39,554
2013	10.790720	12.876061	19.33%	114,772
2012	9.434427	10.790720	14.38%	17,062
2011	10.554718	9.434427	-10.61%	1,998
2010*	10.000000	10.554718	5.55%	0
ProFunds - ProFund VP Financials - Q/NQ
2017	15.822833	18.346647	15.95%	12,569
2016	13.985840	15.822833	13.13%	10,501
2015	14.473035	13.985840	-3.37%	32,278
2014	13.065624	14.473035	10.77%	18,969
2013	10.083901	13.065624	29.57%	21,526
2012	8.241417	10.083901	22.36%	11,728
2011*	10.000000	8.241417	-17.59%	10,389
ProFunds - ProFund VP Health Care - Q/NQ
2017	17.770763	21.080895	18.63%	13,491
2016	18.879237	17.770763	-5.87%	19,399
2015	18.324405	18.879237	3.03%	42,062
2014	15.100525	18.324405	21.35%	43,606
2013	11.013939	15.100525	37.10%	14,925
2012	9.563187	11.013939	15.17%	2,356
2011*	10.000000	9.563187	-4.37%	9,558
ProFunds - ProFund VP Industrials - Q/NQ
2017	15.155062	18.198107	20.08%	57,292
2016	13.141864	15.155062	15.32%	40,229
2015	13.870848	13.141864	-5.26%	12,014
2014	13.392556	13.870848	3.57%	39,800
2013	9.879135	13.392556	35.56%	68,451
2012	8.696796	9.879135	13.60%	57,084
2011*	10.000000	8.696796	-13.03%	30,228
ProFunds - ProFund VP International - Q/NQ
2017	10.050468	12.009243	19.49%	26,297
2016	10.340284	10.050468	-2.80%	5,931
2015	10.925465	10.340284	-5.36%	22,698
2014	12.119800	10.925465	-9.85%	35,804
2013	10.339078	12.119800	17.22%	119,963
2012	9.091201	10.339078	13.73%	55,571
2011	10.818330	9.091201	-15.96%	49,033
2010*	10.000000	10.818330	8.18%	5,729

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2017	17.860227	23.838796	33.47%	5,274
2016	17.251320	17.860227	3.53%	5,515
2015	14.611520	17.251320	18.07%	17,719
2014	14.729316	14.611520	-0.80%	5,113
2013	9.896774	14.729316	48.83%	24,004
2012	8.423934	9.896774	17.48%	2,065
2011*	10.000000	8.423934	-15.76%	0
ProFunds - ProFund VP Japan - Q/NQ
2017	12.900831	14.991756	16.21%	941
2016	13.095938	12.900831	-1.49%	1,475
2015	12.616690	13.095938	3.80%	3,244
2014	12.459111	12.616690	1.26%	7,280
2013	8.567605	12.459111	45.42%	48,858
2012	7.103644	8.567605	20.61%	8,871
2011	8.889034	7.103644	-20.09%	0
2010*	10.000000	8.889034	-11.11%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	20.044968	25.637957	27.90%	15,176
2016	19.411861	20.044968	3.26%	17,320
2015	18.415050	19.411861	5.41%	36,275
2014	16.043344	18.415050	14.78%	55,982
2013	12.179485	16.043344	31.72%	47,970
2012	10.681997	12.179485	14.02%	40,622
2011	10.732263	10.681997	-0.47%	27,580
2010*	10.000000	10.732263	7.32%	21,268
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	10.880823	10.335813	-5.01%	126,075
2016	8.931075	10.880823	21.83%	142,992
2015	11.881151	8.931075	-24.83%	157,157
2014	13.588077	11.881151	-12.56%	161,277
2013	11.163896	13.588077	21.71%	40,607
2012	11.060192	11.163896	0.94%	70,777
2011	11.026306	11.060192	0.31%	53,629
2010*	10.000000	11.026306	10.26%	135,338
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	16.620089	17.993955	8.27%	2,088
2016	17.598194	16.620089	-5.56%	3,378
2015	17.175895	17.598194	2.46%	4,689
2014	14.668664	17.175895	17.09%	7,170
2013	11.359866	14.668664	29.13%	4,200
2012	10.353036	11.359866	9.72%	1,418
2011*	10.000000	10.353036	3.53%	12,293

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.165805	3.269750	3.28%	24,655
2016	2.070980	3.165805	52.87%	25,429
2015	3.144060	2.070980	-34.13%	13,116
2014	4.209747	3.144060	-25.31%	6,805
2013	6.915492	4.209747	-39.13%	26,685
2012	8.249881	6.915492	-16.17%	4,427
2011*	10.000000	8.249881	-17.50%	1,442
ProFunds - ProFund VP Real Estate - Q/NQ
2017	13.053138	13.836618	6.00%	15,614
2016	12.584812	13.053138	3.72%	7,392
2015	12.787112	12.584812	-1.58%	42,446
2014	10.426305	12.787112	22.64%	17,167
2013	10.618457	10.426305	-1.81%	11,760
2012	9.238106	10.618457	14.94%	85,991
2011*	10.000000	9.238106	-7.62%	3,438
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.446861	2.978947	-13.58%	0
2016	3.704684	3.446861	-6.96%	104,691
2015	3.837350	3.704684	-3.46%	515
2014	5.608944	3.837350	-31.59%	515
2013	4.908738	5.608944	14.26%	5,530
2012	5.376985	4.908738	-8.71%	515
2011	8.769803	5.376985	-38.69%	0
2010*	10.000000	8.769803	-12.30%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	17.018291	22.632237	32.99%	11,351
2016	13.583303	17.018291	25.29%	3,613
2015	14.256364	13.583303	-4.72%	748
2014	10.802361	14.256364	31.97%	5,749
2013	8.249793	10.802361	30.94%	0
2012	8.775868	8.249793	-5.99%	0
2011*	10.000000	8.775868	-12.24%	936
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.440240	4.559031	-29.21%	0
2016	7.837533	6.440240	-17.83%	895
2015	7.164085	7.837533	9.40%	704
2014	7.523194	7.164085	-4.77%	836
2013	7.686617	7.523194	-2.13%	907
2012	9.011391	7.686617	-14.70%	0
2011	8.300550	9.011391	8.56%	11,656
2010*	10.000000	8.300550	-16.99%	1,427

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2017	4.529803	3.526895	-22.14%	0
2016	4.906638	4.529803	-7.68%	11,253
2015	5.198270	4.906638	-5.61%	2,005
2014	5.154638	5.198270	0.85%	1,177
2013	6.651950	5.154638	-22.51%	9,686
2012	8.492994	6.651950	-21.68%	0
2011	8.503743	8.492994	-0.13%	43,472
2010*	10.000000	8.503743	-14.96%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.491589	1.827242	-26.66%	1,041
2016	2.823793	2.491589	-11.76%	1,041
2015	3.310298	2.823793	-14.70%	0
2014	4.185714	3.310298	-20.91%	4,255
2013	6.044027	4.185714	-30.75%	0
2012	7.587599	6.044027	-20.34%	40,136
2011	8.639289	7.587599	-12.17%	48,104
2010*	10.000000	8.639289	-13.61%	22,224
ProFunds - ProFund VP Technology - Q/NQ
2017	15.751138	20.889816	32.62%	6,774
2016	14.291345	15.751138	10.21%	6,838
2015	14.226367	14.291345	0.46%	17,460
2014	12.277705	14.226367	15.87%	26,381
2013	9.996944	12.277705	22.81%	14,765
2012	9.238693	9.996944	8.21%	16,091
2011*	10.000000	9.238693	-7.61%	28,950
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	13.969764	13.414029	-3.98%	1,541
2016	11.704693	13.969764	19.35%	4,609
2015	11.752538	11.704693	-0.41%	3,407
2014	11.912773	11.752538	-1.35%	2,403
2013	10.835697	11.912773	9.94%	70
2012	9.480091	10.835697	14.30%	0
2011*	10.000000	9.480091	-5.20%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	14.064607	15.107127	7.41%	2,856
2016	14.380500	14.064607	-2.20%	2,908
2015	15.535337	14.380500	-7.43%	13,166
2014	11.610725	15.535337	33.80%	17,911
2013	14.631975	11.610725	-20.65%	18,399
2012	14.772369	14.631975	-0.95%	12,127
2011	10.492346	14.772369	40.79%	22,919
2010*	10.000000	10.492346	4.92%	114

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	40.080722	66.191468	65.15%	2,428
2016	37.611712	40.080722	6.56%	1,745
2015	33.749075	37.611712	11.45%	393
2014	25.325857	33.749075	33.26%	5,637
2013	14.418757	25.325857	75.65%	36,211
2012	10.989272	14.418757	31.21%	5,151
2011	11.337098	10.989272	-3.07%	1,263
2010*	10.000000	11.337098	13.37%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.641336	0.346423	-45.98%	0
2016	0.819316	0.641336	-21.72%	0
2015	1.132610	0.819316	-27.66%	81,139
2014	1.797094	1.132610	-36.98%	103,481
2013	3.566513	1.797094	-49.61%	34,492
2012	5.612893	3.566513	-36.46%	68,307
2011	7.351814	5.612893	-23.65%	0
2010*	10.000000	7.351814	-26.48%	1,988
ProFunds - ProFund VP Utilities - Q/NQ
2017	15.058885	16.345411	8.54%	13,419
2016	13.338735	15.058885	12.90%	13,531
2015	14.527217	13.338735	-8.18%	16,124
2014	11.763558	14.527217	23.49%	6,741
2013	10.582509	11.763558	11.16%	2,053
2012	10.772715	10.582509	-1.77%	3,779
2011*	10.000000	10.772715	7.73%	20,084
Rydex Variable Trust - Banking Fund - Q/NQ
2017	9.154179	10.101920	10.35%	25,080
2016	7.332584	9.154179	24.84%	66,588
2015	7.856505	7.332584	-6.67%	141,263
2014	7.743917	7.856505	1.45%	41,847
2013	6.110552	7.743917	26.73%	26,900
2012	5.014721	6.110552	21.85%	58,994
2011	6.572946	5.014721	-23.71%	14,636
2010	5.927352	6.572946	10.89%	16,839
2009	6.257184	5.927352	-5.27%	8,015
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	21.069886	25.101595	19.13%	27,078
2016	16.411876	21.069886	28.38%	22,751
2015	20.229198	16.411876	-18.87%	603
2014	21.002506	20.229198	-3.68%	3,166
2013	21.145155	21.002506	-0.67%	4,409
2012	19.467974	21.145155	8.62%	14,705
2011	23.754418	19.467974	-18.04%	7,428
2010	19.115313	23.754418	24.27%	21,934
2009	12.534334	19.115313	52.50%	9,257

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	23.270984	29.551288	26.99%	17,666
2016	29.525864	23.270984	-21.18%	13,814
2015	27.746774	29.525864	6.41%	18,050
2014	21.314955	27.746774	30.18%	47,994
2013	14.090185	21.314955	51.28%	16,836
2012	10.562854	14.090185	33.39%	31,633
2011	9.735881	10.562854	8.49%	30,977
2010	8.964948	9.735881	8.60%	17,293
2009	7.722320	8.964948	16.09%	97,217
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	2.029315	2.079063	2.45%	4,675
2016	1.873592	2.029315	8.31%	13,896
2015	2.885146	1.873592	-35.06%	31,010
2014	4.456913	2.885146	-35.27%	36,130
2013	4.693993	4.456913	-5.05%	12,575
2012	4.853461	4.693993	-3.29%	26,518
2011	5.299373	4.853461	-8.41%	32,723
2010	5.000437	5.299373	5.98%	42,715
2009	4.569059	5.000437	9.44%	18,975
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	28.787494	31.497983	9.42%	8,219
2016	27.835602	28.787494	3.42%	17,428
2015	26.712503	27.835602	4.20%	39,345
2014	24.177026	26.712503	10.49%	17,054
2013	19.216192	24.177026	25.82%	13,932
2012	17.964030	19.216192	6.97%	11,169
2011	16.095862	17.964030	11.61%	15,571
2010	13.989686	16.095862	15.06%	6,033
2009	11.971817	13.989686	16.86%	1,191
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	22.975228	35.730341	55.52%	3,930
2016	17.914951	22.975228	28.25%	2,584
2015	19.066112	17.914951	-6.04%	13,259
2014	16.639452	19.066112	14.58%	7,197
2013	10.425031	16.639452	59.61%	8,741
2012	9.071984	10.425031	14.91%	25,441
2011	8.476916	9.071984	7.02%	18,176
2010	6.935730	8.476916	22.22%	55,975
2009	5.165564	6.935730	34.27%	533

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	12.681257	16.305351	28.58%	21,382
2016	10.395894	12.681257	21.98%	7,163
2015	10.378925	10.395894	0.16%	8,233
2014	8.550258	10.378925	21.39%	14,359
2013	6.453591	8.550258	32.49%	8,782
2012	6.510486	6.453591	-0.87%	7,356
2011	7.946618	6.510486	-18.07%	7,356
2010	7.393953	7.946618	7.47%	14,863
2009	4.385934	7.393953	68.58%	12,250
Rydex Variable Trust - Energy Fund - Q/NQ
2017	17.732473	16.306600	-8.04%	85,261
2016	13.759110	17.732473	28.88%	106,511
2015	20.101790	13.759110	-31.55%	134,753
2014	25.181464	20.101790	-20.17%	130,564
2013	20.790072	25.181464	21.12%	16,184
2012	20.696476	20.790072	0.45%	13,289
2011	22.407001	20.696476	-7.63%	8,916
2010	19.185259	22.407001	16.79%	8,454
2009	14.120539	19.185259	35.87%	38,728
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	15.891873	12.683940	-20.19%	63,641
2016	13.153629	15.891873	20.82%	80,693
2015	19.632226	13.153629	-33.00%	88,987
2014	28.323019	19.632226	-30.68%	91,346
2013	23.304283	28.323019	21.54%	8,783
2012	23.661275	23.304283	-1.51%	3,512
2011	26.589840	23.661275	-11.01%	8,167
2010	21.503343	26.589840	23.65%	18,362
2009	13.495827	21.503343	59.33%	24,247
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	8.224803	10.376902	26.17%	2,604
2016	8.878995	8.224803	-7.37%	0
2015	9.751851	8.878995	-8.95%	1,060
2014	11.359804	9.751851	-14.15%	0
2013	9.346566	11.359804	21.54%	3,390
2012	7.831676	9.346566	19.34%	4,629
2011	9.407148	7.831676	-16.75%	4,108
2010	10.747358	9.407148	-12.47%	4,108
2009	8.076309	10.747358	33.07%	1,908
2008	18.239425	8.076309	-55.72%	2,081

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	11.674987	13.237643	13.38%	44,284
2016	10.274406	11.674987	13.63%	37,588
2015	10.908264	10.274406	-5.81%	34,104
2014	9.877039	10.908264	10.44%	27,441
2013	7.893258	9.877039	25.13%	25,470
2012	6.558714	7.893258	20.35%	36,700
2011	7.858354	6.558714	-16.54%	16,731
2010	7.004352	7.858354	12.19%	11,891
2009	5.965903	7.004352	17.41%	12,998
2008	11.705893	5.965903	-49.04%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	17.427849	18.744135	7.55%	3,341
2016	17.824855	17.427849	-2.23%	8,978
2015	19.145798	17.824855	-6.90%	10,027
2014	14.493220	19.145798	32.10%	14,837
2013	18.072684	14.493220	-19.81%	8,586
2012	17.886129	18.072684	1.04%	10,733
2011	12.885984	17.886129	38.80%	34,651
2010	11.930275	12.885984	8.01%	20,086
2009	17.764660	11.930275	-32.84%	42,242
2008	12.503872	17.764660	42.07%	68
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	20.159298	24.298473	20.53%	19,891
2016	22.755203	20.159298	-11.41%	30,193
2015	22.190732	22.755203	2.54%	72,775
2014	18.151625	22.190732	22.25%	39,303
2013	13.047308	18.151625	39.12%	31,177
2012	11.352063	13.047308	14.93%	38,295
2011	11.053304	11.352063	2.70%	29,694
2010	10.552984	11.053304	4.74%	26,517
2009	8.630198	10.552984	22.28%	94,709
2008	11.707982	8.630198	-26.29%	17,320
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.629113	11.143707	4.84%	38,267
2016	9.706649	10.629113	9.50%	47,456
2015	9.965363	9.706649	-2.60%	43,525
Rydex Variable Trust - Internet Fund - Q/NQ
2017	27.368794	35.969028	31.42%	4,844
2016	26.711454	27.368794	2.46%	12,189
2015	25.128337	26.711454	6.30%	19,189
2014	25.123516	25.128337	0.02%	7,685
2013	16.934375	25.123516	48.36%	14,975
2012	14.467165	16.934375	17.05%	8,400
2011	16.743201	14.467165	-13.59%	11,715
2010	14.131680	16.743201	18.48%	17,418
2009	8.685497	14.131680	62.70%	9,525
2008	16.062097	8.685497	-45.93%	3,003

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.500788	0.299915	-40.11%	124,635
2016	0.725591	0.500788	-30.98%	94,833
2015	0.804261	0.725591	-9.78%	151,275
2014	1.047950	0.804261	-23.25%	160,690
2013	1.903797	1.047950	-44.95%	136,012
2012	2.502816	1.903797	-23.93%	124,802
2011	3.498343	2.502816	-28.46%	121,922
2010	5.115836	3.498343	-31.62%	81,417
2009	9.422140	5.115836	-45.70%	86,218
2008	5.971479	9.422140	57.79%	1,298
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.626070	2.347359	-10.61%	14,572
2016	2.757906	2.626070	-4.78%	7,149
2015	2.845957	2.757906	-3.09%	15,134
2014	3.863609	2.845957	-26.34%	23,526
2013	3.416971	3.863609	13.07%	97,310
2012	3.713352	3.416971	-7.98%	17,751
2011	5.441506	3.713352	-31.76%	2,162
2010	6.361811	5.441506	-14.47%	2,434
2009	5.430816	6.361811	17.14%	13,922
2008	7.932581	5.430816	-31.54%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.505984	1.277308	-15.18%	6,865
2016	1.898249	1.505984	-20.66%	7,056
2015	1.957034	1.898249	-3.00%	8,387
2014	2.255680	1.957034	-13.24%	4,830
2013	3.174676	2.255680	-28.95%	26,533
2012	3.964192	3.174676	-19.92%	4,830
2011	4.360617	3.964192	-9.09%	4,830
2010	5.949887	4.360617	-26.71%	24,531
2009	9.371219	5.949887	-36.51%	72,104
2008	7.106493	9.371219	31.87%	47
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	0.788502	0.582806	-26.09%	3,327
2016	0.887919	0.788502	-11.20%	58,875
2015	1.038826	0.887919	-14.53%	0
2014	1.301405	1.038826	-20.18%	0
2013	1.869846	1.301405	-30.40%	1,278
2012	2.343037	1.869846	-20.20%	0
2011	2.655926	2.343037	-11.78%	1,865
2010	3.438770	2.655926	-22.77%	6,282
2009	5.850071	3.438770	-41.22%	123,893
2008	4.028562	5.850071	45.21%	1,957

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.392302	1.181676	-15.13%	1,707
2016	1.780266	1.392302	-21.79%	45,574
2015	1.812905	1.780266	-1.80%	85,966
2014	2.027409	1.812905	-10.58%	11,108
2013	2.988657	2.027409	-32.16%	7,505
2012	3.722525	2.988657	-19.71%	24,204
2011	4.107153	3.722525	-9.36%	4,998
2010	5.784927	4.107153	-29.00%	25,056
2009	8.782902	5.784927	-34.13%	123,582
2008	7.179940	8.782902	22.33%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	1.753548	1.421830	-18.92%	1,525
2016	2.031320	1.753548	-13.67%	1,525
2015	2.166744	2.031320	-6.25%	29,271
2014	2.581923	2.166744	-16.08%	8,004
2013	3.581707	2.581923	-27.91%	19,378
2012	4.398100	3.581707	-18.56%	66,821
2011	4.928828	4.398100	-10.77%	79,640
2010	6.050457	4.928828	-18.54%	37,269
2009	8.513059	6.050457	-28.93%	7,364
2008	6.231943	8.513059	36.60%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	12.119400	17.870604	47.45%	2,067
2016	11.347631	12.119400	6.80%	0
2015	10.328395	11.347631	9.87%	276
2014	12.446484	10.328395	-17.02%	0
2013	8.132998	12.446484	53.04%	0
2012	6.903082	8.132998	17.82%	0
2011	9.903366	6.903082	-30.30%	1,008
2010	8.723101	9.903366	13.53%	1,059
2009	7.189935	8.723101	21.32%	165
2008	10.935244	7.189935	-34.25%	33
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	27.064485	31.891625	17.84%	1,945
2016	25.179002	27.064485	7.49%	2,502
2015	25.588972	25.179002	-1.60%	10,157
2014	24.267781	25.588972	5.44%	1,808
2013	17.370526	24.267781	39.71%	924
2012	14.595794	17.370526	19.01%	5,897
2011	14.521909	14.595794	0.51%	934
2010	11.356736	14.521909	27.87%	7,602
2009	8.467180	11.356736	34.13%	6,749
2008	16.955767	8.467180	-50.06%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	38.026590	45.679845	20.13%	352
2016	29.898205	38.026590	27.19%	1,109
2015	32.251963	29.898205	-7.30%	1,511
2014	29.371263	32.251963	9.81%	2,077
2013	19.928689	29.371263	47.38%	5,958
2012	16.340124	19.928689	21.96%	2,862
2011	18.024580	16.340124	-9.35%	13,430
2010	13.357299	18.024580	34.94%	18,779
2009	8.934750	13.357299	49.50%	40
2008	20.167255	8.934750	-55.70%	23
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	34.929278	58.080754	66.28%	2,889
2016	32.486083	34.929278	7.52%	6,041
2015	28.889586	32.486083	12.45%	15,766
2014	21.562332	28.889586	33.98%	12,501
2013	12.196132	21.562332	76.80%	21,403
2012	9.269575	12.196132	31.57%	12,969
2011	9.513042	9.269575	-2.56%	8,102
2010	7.083272	9.513042	34.30%	13,160
2009	3.315045	7.083272	113.67%	9,385
2008	12.333827	3.315045	-73.12%	109
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	28.032900	36.060915	28.64%	16,332
2016	26.961678	28.032900	3.97%	21,206
2015	25.391319	26.961678	6.18%	36,059
2014	22.038146	25.391319	15.22%	28,638
2013	16.687536	22.038146	32.06%	12,289
2012	14.568218	16.687536	14.55%	4,665
2011	14.534508	14.568218	0.23%	19,123
2010	12.504369	14.534508	16.24%	4,544
2009	8.385773	12.504369	49.11%	24,257
2008	14.716979	8.385773	-43.02%	10,836
Rydex Variable Trust - Nova Fund - Q/NQ
2017	19.667588	25.427302	29.29%	4,134
2016	17.323730	19.667588	13.53%	12,859
2015	17.787047	17.323730	-2.60%	5,163
2014	15.289594	17.787047	16.33%	5,818
2013	10.460720	15.289594	46.16%	151,691
2012	8.723207	10.460720	19.92%	12,650
2011	8.996844	8.723207	-3.04%	5,096
2010	7.644608	8.996844	17.69%	5,393
2009	5.750771	7.644608	32.93%	9,025
2008	12.877562	5.750771	-55.34%	238

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	10.323802	10.845642	5.05%	20,096
2016	6.357653	10.323802	62.38%	17,561
2015	9.307967	6.357653	-31.70%	17,131
2014	11.479933	9.307967	-18.92%	17,004
2013	21.712795	11.479933	-47.13%	23,966
2012	23.080168	21.712795	-5.92%	24,935
2011	31.020276	23.080168	-25.60%	35,055
2010	22.900683	31.020276	35.46%	110,066
2009	15.642340	22.900683	46.40%	37,756
2008	25.955912	15.642340	-39.73%	31,364
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	22.107590	23.132024	4.63%	8,963
2016	20.457651	22.107590	8.07%	6,449
2015	21.393992	20.457651	-4.38%	7,515
2014	18.022030	21.393992	18.71%	15,248
2013	17.673987	18.022030	1.97%	15,941
2012	15.224233	17.673987	16.09%	11,856
2011	15.174815	15.224233	0.33%	7,262
2010	12.388075	15.174815	22.50%	10,165
2009	10.081113	12.388075	22.88%	3,126
2008	17.610158	10.081113	-42.75%	2,300
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	22.712289	25.138845	10.68%	3,409
2016	23.081607	22.712289	-1.60%	1,502
2015	23.845177	23.081607	-3.20%	12,334
2014	22.370645	23.845177	6.59%	17,580
2013	16.792375	22.370645	33.22%	1,604
2012	14.659689	16.792375	14.55%	1,604
2011	14.191097	14.659689	3.30%	43,924
2010	11.559742	14.191097	22.76%	5,863
2009	8.170265	11.559742	41.49%	90,809
2008	12.421301	8.170265	-34.22%	2,077
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	27.804408	32.737148	17.74%	2,596
2016	21.731675	27.804408	27.94%	2,757
2015	24.364076	21.731675	-10.80%	132
2014	23.814877	24.364076	2.31%	4,470
2013	15.309901	23.814877	55.55%	8,131
2012	12.781928	15.309901	19.78%	4,573
2011	14.837065	12.781928	-13.85%	1,853
2010	10.971669	14.837065	35.23%	3,037
2009	8.389551	10.971669	30.78%	122
2008	17.585876	8.389551	-52.29%	24

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	19.972901	28.116533	40.77%	4,482
2016	16.908621	19.972901	18.12%	3,032
2015	17.526957	16.908621	-3.53%	8,013
2014	14.332711	17.526957	22.29%	8,110
2013	8.659761	14.332711	65.51%	9,641
2012	6.822743	8.659761	26.92%	17,417
2011	7.240552	6.822743	-5.77%	3,623
2010	5.882497	7.240552	23.09%	9,302
2009	4.096625	5.882497	43.59%	6,114
2008	13.044849	4.096625	-68.60%	6,704
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	18.824261	22.972956	22.04%	58,011
2016	18.705797	18.824261	0.63%	64,047
2015	18.864294	18.705797	-0.84%	268,407
2014	17.105183	18.864294	10.28%	432,996
2013	12.338291	17.105183	38.63%	384,928
2012	11.100343	12.338291	11.15%	227,441
2011	11.439397	11.100343	-2.96%	174,466
2010	9.326223	11.439397	22.66%	56,136
2009	6.456796	9.326223	44.44%	59,890
2008	10.938392	6.456796	-40.97%	16,207
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	19.408625	22.061441	13.67%	79,915
2016	16.851669	19.408625	15.17%	123,613
2015	18.956148	16.851669	-11.10%	123,499
2014	17.417234	18.956148	8.84%	235,956
2013	12.222176	17.417234	42.51%	313,700
2012	10.193545	12.222176	19.90%	68,595
2011	10.730630	10.193545	-5.01%	246,820
2010	9.091245	10.730630	18.03%	159,604
2009	6.126957	9.091245	48.38%	130,223
2008	12.164766	6.126957	-49.63%	12,350
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	22.303651	25.986530	16.51%	10,810
2016	22.136901	22.303651	0.75%	12,294
2015	22.271773	22.136901	-0.61%	158,597
2014	23.061284	22.271773	-3.42%	168,576
2013	17.536448	23.061284	31.50%	300,755
2012	15.403967	17.536448	13.84%	217,936
2011	15.805702	15.403967	-2.54%	47,106
2010	12.152357	15.805702	30.06%	212,318
2009	7.899454	12.152357	53.84%	315,182
2008	12.611214	7.899454	-37.36%	63,312

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	20.501513	22.757570	11.00%	65,171
2016	16.213650	20.501513	26.45%	138,274
2015	18.752746	16.213650	-13.54%	68,092
2014	17.911673	18.752746	4.70%	88,943
2013	13.444637	17.911673	33.23%	208,743
2012	11.715434	13.444637	14.76%	32,737
2011	12.861657	11.715434	-8.91%	238,901
2010	10.913611	12.861657	17.85%	1,797
2009	7.165743	10.913611	52.30%	47,594
2008	12.958915	7.165743	-44.70%	42,083
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	21.917066	24.959941	13.88%	18,147
2016	18.822233	21.917066	16.44%	29,284
2015	19.258676	18.822233	-2.27%	126,882
2014	19.631821	19.258676	-1.90%	169,501
2013	14.162046	19.631821	38.62%	176,548
2012	13.052354	14.162046	8.50%	231,467
2011	12.852816	13.052354	1.55%	24,333
2010	10.447792	12.852816	23.02%	105,930
2009	7.949641	10.447792	31.42%	8,174
2008	12.338331	7.949641	-35.57%	43,912
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	18.770894	18.364111	-2.17%	29,809
2016	14.523620	18.770894	29.24%	76,072
2015	17.124190	14.523620	-15.19%	30,828
2014	17.229728	17.124190	-0.61%	89,168
2013	12.296755	17.229728	40.12%	100,167
2012	10.413254	12.296755	18.09%	22,302
2011	11.721534	10.413254	-11.16%	23,217
2010	9.551093	11.721534	22.72%	2,994
2009	6.000034	9.551093	59.18%	2,100
2008	10.825434	6.000034	-44.57%	72,893
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	7.292756	5.891822	-19.21%	12,098
2016	6.947181	7.292756	4.97%	1,049
2015	6.247564	6.947181	11.20%	2,105
2014	5.180544	6.247564	20.60%	26,652
2013	5.442471	5.180544	-4.81%	2,907
2012	5.920023	5.442471	-8.07%	1,430
2011	6.302933	5.920023	-6.08%	2,992
2010	6.728183	6.302933	-6.32%	2,537
2009	8.149196	6.728183	-17.44%	9,210
2008	7.869290	8.149196	3.56%	74

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2017	19.400416	25.243562	30.12%	33,305
2016	17.803743	19.400416	8.97%	67,149
2015	17.948781	17.803743	-0.81%	84,233
2014	16.594569	17.948781	8.16%	72,558
2013	12.493796	16.594569	32.82%	27,553
2012	11.373359	12.493796	9.85%	9,636
2011	12.767844	11.373359	-10.92%	25,972
2010	11.616986	12.767844	9.91%	128,615
2009	7.610336	11.616986	52.65%	101,106
2008	14.211882	7.610336	-46.45%	38,740
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	8.797852	9.136337	3.85%	1,031
2016	7.638393	8.797852	15.18%	697
2015	8.348044	7.638393	-8.50%	13,415
2014	8.292850	8.348044	0.67%	316
2013	7.196629	8.292850	15.23%	1,557
2012	6.996351	7.196629	2.86%	1,531
2011	8.331570	6.996351	-16.03%	17,366
2010	7.416610	8.331570	12.34%	17,604
2009	5.875082	7.416610	26.24%	26,603
2008	10.956499	5.875082	-46.38%	20,935
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	26.221548	31.389276	19.71%	11,622
2016	23.155783	26.221548	13.24%	14,967
2015	27.474691	23.155783	-15.72%	15,659
2014	22.806585	27.474691	20.47%	40,888
2013	15.432824	22.806585	47.78%	23,140
2012	13.379697	15.432824	15.35%	12,040
2011	15.344596	13.379697	-12.81%	12,130
2010	12.600595	15.344596	21.78%	9,576
2009	10.942336	12.600595	15.15%	71,618
2008	14.924335	10.942336	-26.68%	5,365
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	15.810924	17.220178	8.91%	13,592
2016	13.852893	15.810924	14.13%	24,519
2015	15.243427	13.852893	-9.12%	43,670
2014	12.643934	15.243427	20.56%	24,145
2013	11.343112	12.643934	11.47%	15,625
2012	11.435555	11.343112	-0.81%	13,572
2011	10.023783	11.435555	14.08%	53,065
2010	9.559927	10.023783	4.85%	48,168
2009	8.563583	9.559927	11.63%	26,070
2008	12.395598	8.563583	-30.91%	19,861

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.349787	6.262090	17.05%	0
2016	5.973477	5.349787	-10.44%	0
2015	7.321280	5.973477	-18.41%	7,833
2014	9.557674	7.321280	-23.40%	3,659
2013	10.025025	9.557674	-4.66%	1,438
2012	10.140411	10.025025	-1.14%	3,646
2011	10.731736	10.140411	-5.51%	5,407
2010	11.589553	10.731736	-7.40%	2,409
2009	11.082002	11.589553	4.58%	1,386
2008	12.871879	11.082002	-13.91%	2,369
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.760512	9.821106	0.62%	2,446
2016	9.711829	9.760512	0.50%	84
2015	9.990381	9.711829	-2.79%	84
2014	10.045809	9.990381	-0.55%	84
2013*	10.000000	10.045809	0.46%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.755977	7.56%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	6.155380	5.936221	-3.56%	68,624
2016	4.365907	6.155380	40.99%	72,778
2015	6.687343	4.365907	-34.71%	41,351
2014	8.426869	6.687343	-20.64%	37,993
2013	7.771442	8.426869	8.43%	19,229
2012	7.662864	7.771442	1.42%	19,762
2011*	10.000000	7.662864	-23.37%	10,259

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	12.243153	13.880620	13.37%	3,724
2016	11.954765	12.243153	2.41%	3,394
2015	12.036793	11.954765	-0.68%	0
2014	11.461333	12.036793	5.02%	1,857
2013	10.053264	11.461333	14.01%	0
2012	9.043970	10.053264	11.16%	0
2011*	10.000000	9.043970	-9.56%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.551773	9.287395	-2.77%	3,881
2016	6.918619	9.551773	38.06%	4,163
2015	11.367494	6.918619	-39.14%	4,158
2014	10.359647	11.367494	9.73%	2,357
2013*	10.000000	10.359647	3.60%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.496617	12.861543	22.53%	1,971
2016	9.914405	10.496617	5.87%	0
2015	10.246537	9.914405	-3.24%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.922234	10.086500	1.66%	30,461
2016	9.693712	9.922234	2.36%	42,328
2015	10.136714	9.693712	-4.37%	52,254
2014	10.008067	10.136714	1.29%	50,659
2013	11.152826	10.008067	-10.26%	41,934
2012	10.592798	11.152826	5.29%	44,156
2011*	10.000000	10.592798	5.93%	11,655
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.247598	12.106941	18.14%	15,733
2016	9.209073	10.247598	11.28%	26,604
2015*	10.000000	9.209073	-7.91%	38,891
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	11.029513	11.761111	6.63%	21,040
2016	9.336171	11.029513	18.14%	22,733
2015*	10.000000	9.336171	-6.64%	18,947
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.634343	10.641978	10.46%	5,003
2016	9.467109	9.634343	1.77%	10,392
2015	9.831654	9.467109	-3.71%	14,693
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.184638	13.777469	23.18%	6,347
2016	11.199514	11.184638	-0.13%	4,993
2015	11.424501	11.199514	-1.97%	5,448
2014	11.436402	11.424501	-0.10%	4,780
2013*	10.000000	11.436402	14.36%	2,144

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.088920	12.666391	14.23%	5,029
2016*	10.000000	11.088920	10.89%	1,826
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	11.932779	13.304740	11.50%	44,728
2016	11.723345	11.932779	1.79%	51,025
2015	12.077425	11.723345	-2.93%	57,125
2014	12.084128	12.077425	-0.06%	48,210
2013	10.771596	12.084128	12.19%	24,859
2012	9.990568	10.771596	7.82%	19,495
2011	10.573743	9.990568	-5.52%	23,925
2010*	10.000000	10.573743	5.74%	22,989
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.729440	10.944845	12.49%	9,033
2016	9.346614	9.729440	4.10%	6,120
2015	9.928228	9.346614	-5.86%	6,054
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.835051	9.952985	1.20%	0
2016*	10.000000	9.835051	-1.65%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.071406	0.71%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.162694	1.63%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.598633	5.573007	-0.46%	1,080
2016	5.096990	5.598633	9.84%	1,080
2015	6.940306	5.096990	-26.56%	1,080
2014	8.529405	6.940306	-18.63%	1,080
2013	9.694844	8.529405	-12.02%	215
2012	10.099740	9.694844	-4.01%	372
2011	11.792059	10.099740	-14.35%	157
2010*	10.000000	11.792059	17.92%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.705856	13.204650	12.80%	1,511
2016	10.362670	11.705856	12.96%	8,264
2015	10.841571	10.362670	-4.42%	7,943
2014*	10.000000	10.841571	8.42%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.190242	10.336046	1.43%	5,910
2016	9.538997	10.190242	6.83%	1,192
2015*	10.000000	9.538997	-4.61%	2,585

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.524951	12.853942	11.53%	1,280
2016	11.428986	11.524951	0.84%	1,280
2015	11.663338	11.428986	-2.01%	2,650
2014	11.271056	11.663338	3.48%	1,280
2013	9.966400	11.271056	13.09%	1,280
2012	9.056916	9.966400	10.04%	426
2011*	10.000000	9.056916	-9.43%	642
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.389799	11.829705	13.86%	253
2016*	10.000000	10.389799	3.90%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.661842	11.777062	10.46%	8,364
2016	9.237398	10.661842	15.42%	14,766
2015*	10.000000	9.237398	-7.63%	20,976
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.213108	12.821584	14.34%	3,343
2016*	10.000000	11.213108	12.13%	155
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.080759	13.326388	32.20%	42,749
2016	10.224465	10.080759	-1.41%	31,929
2015*	10.000000	10.224465	2.24%	41,388
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.157633	10.648701	4.83%	19,043
2016	9.073431	10.157633	11.95%	19,654
2015*	10.000000	9.073431	-9.27%	5,960
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.931885	10.127506	1.97%	0
2016*	10.000000	9.931885	-0.68%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.155525	1.56%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.056411	10.604904	5.45%	22,939
2016	9.494608	10.056411	5.92%	10,140
2015	9.874620	9.494608	-3.85%	6,166

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	14.144285	15.530635	9.80%	4,707
2016	12.744935	14.144285	10.98%	4,707
2015	13.859589	12.744935	-8.04%	6,876
2014	13.743806	13.859589	0.84%	6,876
2013	11.324995	13.743806	21.36%	3,541
2012	10.015135	11.324995	13.08%	5,122
2011	10.373869	10.015135	-3.46%	0
2010*	10.000000	10.373869	3.74%	3,145
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	10.980672	11.808689	7.54%	34,399
2016	9.821153	10.980672	11.81%	49,282
2015	10.776751	9.821153	-8.87%	63,108
2014	10.506134	10.776751	2.58%	35,518
2013*	10.000000	10.506134	5.06%	9,560
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.253270	13.048060	6.49%	4,152
2016	11.139912	12.253270	9.99%	4,484
2015	11.791918	11.139912	-5.53%	7,799
2014	11.376981	11.791918	3.65%	7,251
2013*	10.000000	11.376981	13.77%	4,779
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.453972	9.448638	-0.06%	15,270
2016	9.366240	9.453972	0.94%	13,602
2015*	10.000000	9.366240	-6.34%	13,742
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.876284	10.954012	10.91%	0
2016	9.653431	9.876284	2.31%	0
2015	10.453551	9.653431	-7.65%	0
2014	10.256780	10.453551	1.92%	0
2013*	10.000000	10.256780	2.57%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.616169	9.547559	-0.71%	7,888
2016	9.713544	9.616169	-1.00%	8,137
2015	9.963024	9.713544	-2.50%	9,984
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	6.019232	6.416231	6.60%	3,101
2016	7.202021	6.019232	-16.42%	5,294
2015	7.460740	7.202021	-3.47%	19,743
2014	6.788749	7.460740	9.90%	5,384
2013	6.749025	6.788749	0.59%	4,593
2012	7.752222	6.749025	-12.94%	9,913
2011	8.652546	7.752222	-10.41%	5,369
2010	9.148074	8.652546	-5.42%	5,389
2009	9.720198	9.148074	-5.89%	9,885
2008*	10.000000	9.720198	-2.80%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	13.094481	14.746995	12.62%	1,036
2016	13.267269	13.094481	-1.30%	1,846
2015	13.362731	13.267269	-0.71%	7,358
2014	13.257967	13.362731	0.79%	1,131
2013	11.511857	13.257967	15.17%	1,189
2012	11.243165	11.511857	2.39%	4,583
2011	12.271637	11.243165	-8.38%	4,814
2010	11.254089	12.271637	9.04%	4,664
2009	9.016828	11.254089	24.81%	9,773
2008	15.517836	9.016828	-41.89%	3,391
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	8.534992	8.676539	1.66%	9,722
2016	8.746571	8.534992	-2.42%	10,418
2015	8.758587	8.746571	-0.14%	11,334
2014	8.535077	8.758587	2.62%	19,911
2013	8.563248	8.535077	-0.33%	20,775
2012	8.543879	8.563248	0.23%	46,694
2011	8.428409	8.543879	1.37%	54,391
2010	8.095527	8.428409	4.11%	54,228
2009	8.536914	8.095527	-5.17%	6,852
2008	10.712219	8.536914	-20.31%	7,459
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.678663	10.833553	1.45%	22,482
2016	10.031444	10.678663	6.45%	21,342
2015	10.156960	10.031444	-1.24%	18,519
2014	10.118037	10.156960	0.38%	15,683
2013*	10.000000	10.118037	1.18%	7,434
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.621156	11.438583	7.70%	5,795
2016	9.713242	10.621156	9.35%	7,263
2015	10.362450	9.713242	-6.27%	6,464
2014	9.997652	10.362450	3.65%	15,663
2013*	10.000000	9.997652	-0.02%	157
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	10.813155	12.540397	15.97%	10,487
2016	11.318305	10.813155	-4.46%	16,105
2015	12.594689	11.318305	-10.13%	21,320
2014	13.559168	12.594689	-7.11%	34,946
2013	11.051316	13.559168	22.69%	40,356
2012	9.457931	11.051316	16.85%	45,376
2011	10.394733	9.457931	-9.01%	36,122
2010*	10.000000	10.394733	3.95%	38,515

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.505889	10.661459	25.34%	21,480
2016	7.182082	8.505889	18.43%	18,965
2015	9.162735	7.182082	-21.62%	15,763
2014	9.799432	9.162735	-6.50%	2,572
2013*	10.000000	9.799432	-2.01%	120
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.032928	10.666870	6.32%	2,607
2016	8.869716	10.032928	13.11%	2,946
2015	9.631619	8.869716	-7.91%	3,387
2014	9.973731	9.631619	-3.43%	557
2013*	10.000000	9.973731	-0.26%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.930835	10.113958	1.84%	2,811
2016*	10.000000	9.930835	-0.69%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.884233	11.911073	9.43%	12,246
2016*	10.000000	10.884233	8.84%	504
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	10.916333	11.837154	8.44%	2,932
2016	10.504503	10.916333	3.92%	3,367
2015	10.987096	10.504503	-4.39%	4,449
2014	10.749045	10.987096	2.21%	13,261
2013	10.100010	10.749045	6.43%	3,267
2012	9.427946	10.100010	7.13%	2,433
2011*	10.000000	9.427946	-5.72%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.256164	12.095249	7.45%	13,290
2016	10.381008	11.256164	8.43%	17,001
2015	10.713414	10.381008	-3.10%	18,359
2014	10.619542	10.713414	0.88%	12,881
2013	11.870191	10.619542	-10.54%	6,245
2012	10.270792	11.870191	15.57%	1,802
2011*	10.000000	10.270792	2.71%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.055728	11.097097	10.36%	1,169
2016	8.920035	10.055728	12.73%	7,379
2015	10.564420	8.920035	-15.57%	7,303
2014*	10.000000	10.564420	5.64%	1,071

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.552558	12.427565	7.57%	8,836
2016	11.424859	11.552558	1.12%	10,331
2015	11.819714	11.424859	-3.34%	12,617
2014	10.588131	11.819714	11.63%	5,915
2013	10.521595	10.588131	0.63%	3,384
2012	8.258336	10.521595	27.41%	48
2011*	10.000000	8.258336	-17.42%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.614470	12.069773	13.71%	0
2016	10.261262	10.614470	3.44%	1,648
2015	11.196478	10.261262	-8.35%	1,346
2014	11.195687	11.196478	0.01%	1,638
2013	9.864349	11.195687	13.50%	2,104
2012	8.848970	9.864349	11.47%	707
2011*	10.000000	8.848970	-11.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.874217	15.753037	13.54%	26,194
2016	12.981104	13.874217	6.88%	19,578
2015	13.110252	12.981104	-0.99%	62,638
2014	12.735436	13.110252	2.94%	62,346
2013	10.535465	12.735436	20.88%	28,782
2012	9.286026	10.535465	13.46%	27,065
2011*	10.000000	9.286026	-7.14%	643
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.046939	11.667626	16.13%	0
2016*	10.000000	10.046939	0.47%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.475759	10.966130	4.68%	0
2016	9.358656	10.475759	11.94%	0
2015	9.800330	9.358656	-4.51%	0
2014*	10.000000	9.800330	-2.00%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.962532	13.410983	22.33%	3,930
2016*	10.000000	10.962532	9.63%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.913422	10.024015	1.12%	24,688
2016	9.886425	9.913422	0.27%	25,879
2015	10.068772	9.886425	-1.81%	7,896

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	14.887796	17.488650	17.47%	1,326
2016	14.011210	14.887796	6.26%	1,438
2015	14.544998	14.011210	-3.67%	1,565
2014	14.195903	14.544998	2.46%	1,688
2013	11.182138	14.195903	26.95%	0
2012	9.818951	11.182138	13.88%	0
2011	10.696127	9.818951	-8.20%	0
2010*	10.000000	10.696127	6.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.744043	14.002224	9.87%	2,129
2016	12.248618	12.744043	4.04%	25,793
2015	12.625984	12.248618	-2.99%	25,818
2014	12.346507	12.625984	2.26%	2,545
2013	10.982299	12.346507	12.42%	1,254
2012	10.085667	10.982299	8.89%	3,378
2011	10.426067	10.085667	-3.26%	0
2010*	10.000000	10.426067	4.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.820338	15.693556	13.55%	44,432
2016	13.132872	13.820338	5.23%	53,003
2015	13.574445	13.132872	-3.25%	53,006
2014	13.223249	13.574445	2.66%	51,946
2013	11.122990	13.223249	18.88%	19,720
2012	9.982779	11.122990	11.42%	0
2011	10.544462	9.982779	-5.33%	1,828
2010*	10.000000	10.544462	5.44%	2,750
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.172301	11.651613	4.29%	62,423
2016	10.891465	11.172301	2.58%	69,066
2015	11.190207	10.891465	-2.67%	70,263
2014	11.044265	11.190207	1.32%	59,555
2013	10.734397	11.044265	2.89%	25,122
2012	10.184678	10.734397	5.40%	3,499
2011	10.242239	10.184678	-0.56%	3,487
2010*	10.000000	10.242239	2.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.003567	11.257470	12.53%	97
2016	9.664919	10.003567	3.50%	97
2015	10.299417	9.664919	-6.16%	97
2014	10.272095	10.299417	0.27%	97
2013*	10.000000	10.272095	2.72%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.951687	11.494292	15.50%	0
2016	9.555431	9.951687	4.15%	0
2015	10.245118	9.555431	-6.73%	0
2014	10.344057	10.245118	-0.96%	0
2013*	10.000000	10.344057	3.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.293971	14.856431	11.75%	54,565
2016	12.701627	13.293971	4.66%	63,039
2015	13.093817	12.701627	-3.00%	67,983
2014	12.770596	13.093817	2.53%	63,567
2013	11.056029	12.770596	15.51%	40,932
2012	10.035066	11.056029	10.17%	13,938
2011	10.478654	10.035066	-4.23%	9,864
2010*	10.000000	10.478654	4.79%	9,864
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	14.181050	16.417944	15.77%	0
2016	13.441876	14.181050	5.50%	0
2015	13.919087	13.441876	-3.43%	1,166
2014	13.576594	13.919087	2.52%	1,623
2013	11.141675	13.576594	21.85%	0
2012	9.917237	11.141675	12.35%	534
2011	10.609725	9.917237	-6.53%	0
2010*	10.000000	10.609725	6.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.271143	13.222015	7.75%	18,235
2016	11.806379	12.271143	3.94%	18,278
2015	12.170839	11.806379	-2.99%	1,910
2014	11.926034	12.170839	2.05%	1,936
2013	10.934325	11.926034	9.07%	0
2012	10.134422	10.934325	7.89%	96
2011	10.363560	10.134422	-2.21%	236
2010*	10.000000	10.363560	3.64%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.474465	10.657663	1.75%	10,751
2016	10.337358	10.474465	1.33%	11,579
2015	10.597776	10.337358	-2.46%	10,065
2014	10.305464	10.597776	2.84%	17,352
2013	10.730275	10.305464	-3.96%	9,446
2012	10.216958	10.730275	5.02%	16,962
2011*	10.000000	10.216958	2.17%	5,868
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.308609	14.227881	15.59%	948
2016	11.269406	12.308609	9.22%	942
2015	11.868492	11.269406	-5.05%	0
2014	11.737315	11.868492	1.12%	0
2013*	10.000000	11.737315	17.37%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.771578	13.139298	11.62%	0
2016	11.037164	11.771578	6.65%	0
2015	11.458531	11.037164	-3.68%	0
2014	11.473153	11.458531	-0.13%	0
2013*	10.000000	11.473153	14.73%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.363560	11.604729	38.75%	8,401
2016	7.918371	8.363560	5.62%	4,339
2015	9.613769	7.918371	-17.64%	9,382
2014*	10.000000	9.613769	-3.86%	26,860
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.791165	9.800871	0.10%	4,325
2016	9.911845	9.791165	-1.22%	6,512
2015	10.119987	9.911845	-2.06%	25,092
2014*	10.000000	10.119987	1.20%	14,403
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.703590	8.552767	-1.73%	129,511
2016	8.876028	8.703590	-1.94%	115,736
2015	9.052548	8.876028	-1.95%	224,451
2014	9.232581	9.052548	-1.95%	333,743
2013	9.416196	9.232581	-1.95%	226,527
2012	9.603975	9.416196	-1.96%	259,332
2011	9.794442	9.603975	-1.94%	328,486
2010	9.989215	9.794442	-1.95%	213,240
2009*	10.000000	9.989215	-0.11%	73,795
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.343241	11.441536	22.46%	41,873
2016	9.441420	9.343241	-1.04%	8,905
2015	9.722505	9.441420	-2.89%	2,954
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.739094	12.470985	16.13%	1,867
2016	10.004822	10.739094	7.34%	2,117
2015	10.306683	10.004822	-2.93%	6,456
2014*	10.000000	10.306683	3.07%	6,633
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.417081	11.351492	8.97%	2,192
2016	9.993799	10.417081	4.24%	2,312
2015	10.210289	9.993799	-2.12%	2,535
2014*	10.000000	10.210289	2.10%	1,763
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.598791	11.931734	12.58%	11,257
2016	10.032525	10.598791	5.64%	2,614
2015	10.286775	10.032525	-2.47%	2,703
2014*	10.000000	10.286775	2.87%	1,185

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.166250	10.535044	3.63%	15,957
2016	9.943889	10.166250	2.24%	17,460
2015	10.114868	9.943889	-1.69%	12,177
2014*	10.000000	10.114868	1.15%	12,288
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.126957	11.323335	11.81%	0
2016	9.770146	10.126957	3.65%	0
2015	10.298265	9.770146	-5.13%	0
2014	10.251329	10.298265	0.46%	0
2013*	10.000000	10.251329	2.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.162600	11.655375	14.69%	0
2016	9.690570	10.162600	4.87%	0
2015	10.290302	9.690570	-5.83%	0
2014	10.316114	10.290302	-0.25%	0
2013*	10.000000	10.316114	3.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.548160	11.680096	10.73%	17,823
2016	10.040182	10.548160	5.06%	14,149
2015	10.274254	10.040182	-2.28%	13,854
2014*	10.000000	10.274254	2.74%	5,169
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.641054	12.174457	14.41%	16,269
2016	10.003627	10.641054	6.37%	16,310
2015	10.277608	10.003627	-2.67%	16,342
2014*	10.000000	10.277608	2.78%	2,641
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.368271	11.103141	7.09%	33,354
2016	10.003405	10.368271	3.65%	32,954
2015	10.205482	10.003405	-1.98%	32,493
2014*	10.000000	10.205482	2.05%	35,369
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.223368	12.738144	24.60%	1,230
2016*	10.000000	10.223368	2.23%	560
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.404648	12.947491	13.53%	26,349
2016	9.669009	11.404648	17.95%	14,054
2015	10.117719	9.669009	-4.43%	11,288

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.853969	10.274119	4.26%	22,791
2016	9.249592	9.853969	6.53%	18,998
2015	9.714332	9.249592	-4.78%	19,674
2014	9.537129	9.714332	1.86%	2,908
2013*	10.000000	9.537129	-4.63%	2,482
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	11.921521	14.674885	23.10%	10,367
2016	12.466106	11.921521	-4.37%	10,184
2015	12.797836	12.466106	-2.59%	8,998
2014	13.231276	12.797836	-3.28%	22,168
2013	11.145228	13.231276	18.72%	9,528
2012	9.840160	11.145228	13.26%	10,400
2011	11.104139	9.840160	-11.38%	183
2010*	10.000000	11.104139	11.04%	183
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.568994	10.295884	20.15%	10,409
2016	8.324285	8.568994	2.94%	13,785
2015	8.969361	8.324285	-7.19%	6,387
2014*	10.000000	8.969361	-10.31%	5,643
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	16.683561	21.247251	27.35%	26,386
2016	16.682435	16.683561	0.01%	17,081
2015	16.497891	16.682435	1.12%	12,952
2014	15.275751	16.497891	8.00%	14,521
2013	11.590619	15.275751	31.79%	712
2012	10.178772	11.590619	13.87%	0
2011	10.727555	10.178772	-5.12%	0
2010*	10.000000	10.727555	7.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	16.738671	18.770461	12.14%	28,816
2016	14.710283	16.738671	13.79%	25,003
2015	15.536803	14.710283	-5.32%	21,099
2014	14.373484	15.536803	8.09%	17,540
2013	10.856461	14.373484	32.40%	0
2012	9.416383	10.856461	15.29%	0
2011	10.226352	9.416383	-7.92%	494
2010*	10.000000	10.226352	2.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	16.540207	20.682470	25.04%	5,155
2016	15.905096	16.540207	3.99%	3,875
2015	16.277713	15.905096	-2.29%	4,952
2014	16.006089	16.277713	1.70%	5,298
2013	11.777456	16.006089	35.90%	1,225
2012	10.477809	11.777456	12.40%	33
2011	11.183573	10.477809	-6.31%	86
2010*	10.000000	11.183573	11.84%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.663361	21.949345	11.63%	11,376
2016	17.053017	19.663361	15.31%	8,054
2015	17.908984	17.053017	-4.78%	8,791
2014	15.608536	17.908984	14.74%	11,018
2013	11.732815	15.608536	33.03%	2,368
2012	10.285453	11.732815	14.07%	46
2011	10.738894	10.285453	-4.22%	0
2010*	10.000000	10.738894	7.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.531878	14.126180	22.50%	1,913
2016	10.858772	11.531878	6.20%	122
2015	10.991640	10.858772	-1.21%	122
2014*	10.000000	10.991640	9.92%	1,605
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	12.172924	13.018044	6.94%	2,807
2016	9.857888	12.172924	23.48%	2,913
2015	10.698279	9.857888	-7.86%	1,187
2014*	10.000000	10.698279	6.98%	12,747
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	12.057257	13.417426	11.28%	3,502
2016	10.010684	12.057257	20.44%	1,290
2015	10.379527	10.010684	-3.55%	262
2014*	10.000000	10.379527	3.80%	898
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.720442	13.851274	18.18%	906
2016	10.730725	11.720442	9.22%	1,658
2015	10.842719	10.730725	-1.03%	1,657
2014*	10.000000	10.842719	8.43%	1,015
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.375135	11.839179	4.08%	1,426
2016	10.823838	11.375135	5.09%	2,285
2015	11.701475	10.823838	-7.50%	2,285
2014	9.279531	11.701475	26.10%	2,971
2013*	10.000000	9.279531	-7.20%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	10.973971	13.077374	19.17%	74,461
2016	10.022467	10.973971	9.49%	74,592
2015	10.104264	10.022467	-0.81%	32,724

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.555631	9.517763	-0.40%	15,674
2016	9.508225	9.555631	0.50%	24,187
2015	9.730524	9.508225	-2.28%	10,917
2014	9.875277	9.730524	-1.47%	17,719
2013	10.061068	9.875277	-1.85%	1,492
2012	9.912397	10.061068	1.50%	10,003
2011*	10.000000	9.912397	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.278432	12.627435	11.96%	13,783
2016	9.516014	11.278432	18.52%	16,217
2015	10.203420	9.516014	-6.74%	10,510
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.098611	9.517792	4.61%	0
2016	9.339279	9.098611	-2.58%	0
2015	10.032715	9.339279	-6.91%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.628705	10.418662	8.20%	10,412
2016	8.991117	9.628705	7.09%	10,412
2015	9.897618	8.991117	-9.16%	10,412
2014	10.124444	9.897618	-2.24%	10,992
2013*	10.000000	10.124444	1.24%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	10.077452	10.164925	0.87%	10,453
2016	9.079471	10.077452	10.99%	7,539
2015	9.567124	9.079471	-5.10%	6,089
2014	9.622466	9.567124	-0.58%	6,132
2013*	10.000000	9.622466	-3.78%	615
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	9.906088	9.918928	0.13%	27,569
2016	9.679449	9.906088	2.34%	29,740
2015	10.125939	9.679449	-4.41%	31,966
2014	10.439671	10.125939	-3.01%	34,430
2013	10.178804	10.439671	2.56%	81,464
2012*	10.000000	10.178804	1.79%	349,958
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.331834	15.147303	33.67%	5,095
2016	11.574770	11.331834	-2.10%	946
2015	11.386814	11.574770	1.65%	1,405
2014	11.379324	11.386814	0.07%	5,511
2013*	10.000000	11.379324	13.79%	8,321

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.184811	11.322863	11.17%	2,994
2016	9.199561	10.184811	10.71%	58,405
2015	10.331863	9.199561	-10.96%	58,062
2014	10.489639	10.331863	-1.50%	58,308
2013	10.686571	10.489639	-1.84%	56,585
2012	9.493832	10.686571	12.56%	50,706
2011*	10.000000	9.493832	-5.06%	144
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.245055	6.248956	0.06%	4,053
2016	5.544356	6.245055	12.64%	5,813
2015	7.606907	5.544356	-27.11%	5,112
2014	9.533468	7.606907	-20.21%	1,964
2013	11.400766	9.533468	-16.38%	2,258
2012	11.061261	11.400766	3.07%	2,133
2011	12.201222	11.061261	-9.34%	4,350
2010*	10.000000	12.201222	22.01%	3,207
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.222457	13.156909	7.65%	4,939
2016	11.010091	12.222457	11.01%	17,969
2015	11.501087	11.010091	-4.27%	11,719
2014	11.567344	11.501087	-0.57%	33,814
2013	12.691044	11.567344	-8.85%	14,337
2012	10.991288	12.691044	15.46%	21,242
2011	10.553828	10.991288	4.15%	6,386
2010*	10.000000	10.553828	5.54%	3,406
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.053764	0.54%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.840457	10.684899	8.58%	4,334
2016	9.752464	9.840457	0.90%	1,227
2015	10.715289	9.752464	-8.99%	2,906
2014	10.895601	10.715289	-1.65%	8,659
2013	11.893321	10.895601	-8.39%	2,659
2012	11.527337	11.893321	3.17%	1,497
2011	10.843355	11.527337	6.31%	969
2010*	10.000000	10.843355	8.43%	398
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.294721	10.954680	6.41%	16,112
2016	10.100685	10.294721	1.92%	20,060
2015	10.745773	10.100685	-6.00%	23,034
2014	10.727910	10.745773	0.17%	17,336
2013	11.966340	10.727910	-10.35%	21,162
2012	11.421165	11.966340	4.77%	26,107
2011	10.839513	11.421165	5.37%	5,896
2010*	10.000000	10.839513	8.40%	3,513

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	13.294869	13.885624	4.44%	6,472
2016	12.067693	13.294869	10.17%	10,528
2015	12.529343	12.067693	-3.68%	22,382
2014	12.378362	12.529343	1.22%	26,909
2013	11.951701	12.378362	3.57%	33,782
2012	10.674765	11.951701	11.96%	43,206
2011	10.545463	10.674765	1.23%	379,630
2010*	10.000000	10.545463	5.45%	4,316
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.334085	3.34%	368
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.564083	9.495518	-0.72%	40,573
2016	9.628122	9.564083	-0.67%	37,907
2015	9.799150	9.628122	-1.75%	31,787
2014	9.919800	9.799150	-1.22%	31,172
2013	10.140629	9.919800	-2.18%	36,107
2012	9.780446	10.140629	3.68%	45,148
2011*	10.000000	9.780446	-2.20%	15,282
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.379677	10.668095	2.78%	15,337
2016	10.318944	10.379677	0.59%	27,300
2015	10.488961	10.318944	-1.62%	42,644
2014	10.269571	10.488961	2.14%	22,700
2013	10.693354	10.269571	-3.96%	25,259
2012	9.960299	10.693354	7.36%	173,697
2011*	10.000000	9.960299	-0.40%	13,900
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.896100	10.179692	2.87%	5,130
2016	9.645498	9.896100	2.60%	5,477
2015	10.016396	9.645498	-3.70%	52,341
2014	9.923511	10.016396	0.94%	39,377
2013*	10.000000	9.923511	-0.76%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	13.181984	13.832887	4.94%	0
2016	11.815124	13.181984	11.57%	0
2015	12.583082	11.815124	-6.10%	0
2014	12.871444	12.583082	-2.24%	0
2013	11.741296	12.871444	9.63%	0
2012	10.350815	11.741296	13.43%	0
2011	10.774926	10.350815	-3.94%	3,742
2010*	10.000000	10.774926	7.75%	617

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	13.884115	14.266818	2.76%	2,406
2016	12.990298	13.884115	6.88%	13,849
2015	13.228265	12.990298	-1.80%	7,695
2014	13.182989	13.228265	0.34%	502
2013	12.220812	13.182989	7.87%	288,553
2012	10.921709	12.220812	11.89%	295,769
2011	10.840830	10.921709	0.75%	23,595
2010*	10.000000	10.840830	8.41%	886
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.559651	11.152801	30.30%	960
2016	8.673893	8.559651	-1.32%	450
2015	9.762137	8.673893	-11.15%	1,802
2014	10.114992	9.762137	-3.49%	450
2013	8.972732	10.114992	12.73%	450
2012	7.925046	8.972732	13.22%	1,520
2011	11.071378	7.925046	-28.42%	1,555
2010*	10.000000	11.071378	10.71%	0
ProFunds - ProFund VP Banks - Q/NQ
2017	16.231136	18.767417	15.63%	2,476
2016	13.432781	16.231136	20.83%	9,279
2015	13.759532	13.432781	-2.37%	8,137
2014	12.713882	13.759532	8.22%	68
2013	9.716039	12.713882	30.85%	1,908
2012	7.428267	9.716039	30.80%	3,974
2011*	10.000000	7.428267	-25.72%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	9.281018	11.189833	20.57%	2,086
2016	7.988028	9.281018	16.19%	1,733
2015	9.464696	7.988028	-15.60%	1,733
2014	9.492889	9.464696	-0.30%	733
2013	8.174847	9.492889	16.12%	1,520
2012	7.685613	8.174847	6.37%	1,755
2011*	10.000000	7.685613	-23.14%	3,271
ProFunds - ProFund VP Bear - Q/NQ
2017	3.141646	2.527082	-19.56%	0
2016	3.684994	3.141646	-14.74%	4,086
2015	3.952911	3.684994	-6.78%	6,373
2014	4.701419	3.952911	-15.92%	36,693
2013	6.528310	4.701419	-27.98%	32,843
2012	7.983464	6.528310	-18.23%	6,784
2011	8.935811	7.983464	-10.66%	0
2010*	10.000000	8.935811	-10.64%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	22.652425	27.219077	20.16%	3,494
2016	27.332392	22.652425	-17.12%	4,147
2015	26.985372	27.332392	1.29%	15,092
2014	21.215198	26.985372	27.20%	15,097
2013	12.847063	21.215198	65.14%	13,649
2012	9.312273	12.847063	37.96%	17,060
2011*	10.000000	9.312273	-6.88%	672
ProFunds - ProFund VP Bull - Q/NQ
2017	16.498836	19.307265	17.02%	4,384
2016	15.343764	16.498836	7.53%	13,414
2015	15.720938	15.343764	-2.40%	21,094
2014	14.383966	15.720938	9.29%	21,880
2013	11.305760	14.383966	27.23%	10,786
2012	10.124877	11.305760	11.66%	14,575
2011	10.325743	10.124877	-1.95%	502
2010*	10.000000	10.325743	3.26%	2,077
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	15.101649	17.037329	12.82%	333
2016	14.874139	15.101649	1.53%	1,306
2015	14.563621	14.874139	2.13%	2,958
2014	13.475103	14.563621	8.08%	3,153
2013	10.698941	13.475103	25.95%	185
2012	9.843255	10.698941	8.69%	0
2011*	10.000000	9.843255	-1.57%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	18.214777	21.141184	16.07%	0
2016	17.829797	18.214777	2.16%	1,160
2015	17.369833	17.829797	2.65%	803
2014	15.752385	17.369833	10.27%	1,057
2013	11.486104	15.752385	37.14%	1,205
2012	9.594588	11.486104	19.71%	2,235
2011*	10.000000	9.594588	-4.05%	349
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	6.912263	9.032153	30.67%	4,634
2016	6.350198	6.912263	8.85%	7,207
2015	7.837417	6.350198	-18.98%	6,626
2014	8.276424	7.837417	-5.30%	2,922
2013	9.020437	8.276424	-8.25%	2,167
2012	8.633070	9.020437	4.49%	3,961
2011	10.965107	8.633070	-21.27%	464
2010*	10.000000	10.965107	9.65%	797

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	10.633962	12.482588	17.38%	1,384
2016	10.059309	10.633962	5.71%	4,494
2015	11.511678	10.059309	-12.62%	7,594
2014	12.852027	11.511678	-10.43%	589
2013	10.776071	12.852027	19.26%	5,899
2012	9.426440	10.776071	14.32%	1,839
2011	10.551153	9.426440	-10.66%	1,363
2010*	10.000000	10.551153	5.51%	191
ProFunds - ProFund VP Financials - Q/NQ
2017	15.777192	18.284438	15.89%	549
2016	13.952592	15.777192	13.08%	5,032
2015	14.445989	13.952592	-3.42%	5,927
2014	13.047859	14.445989	10.72%	2,535
2013	10.075321	13.047859	29.50%	4,566
2012	8.238621	10.075321	22.29%	4,651
2011*	10.000000	8.238621	-17.61%	1,619
ProFunds - ProFund VP Health Care - Q/NQ
2017	17.719542	21.009464	18.57%	10,428
2016	18.834399	17.719542	-5.92%	12,040
2015	18.290208	18.834399	2.98%	16,619
2014	15.080041	18.290208	21.29%	14,612
2013	11.004602	15.080041	37.03%	2,056
2012	9.559956	11.004602	15.11%	94
2011*	10.000000	9.559956	-4.40%	0
ProFunds - ProFund VP Industrials - Q/NQ
2017	15.111383	18.136438	20.02%	4,574
2016	13.110650	15.111383	15.26%	2,859
2015	13.844967	13.110650	-5.30%	4,562
2014	13.374386	13.844967	3.52%	587
2013	9.870753	13.374386	35.50%	4,852
2012	8.693857	9.870753	13.54%	369
2011*	10.000000	8.693857	-13.06%	367
ProFunds - ProFund VP International - Q/NQ
2017	10.016387	11.962427	19.43%	995
2016	10.310463	10.016387	-2.85%	350
2015	10.899508	10.310463	-5.40%	2,200
2014	12.097175	10.899508	-9.90%	2,586
2013	10.325035	12.097175	17.16%	1,073
2012	9.083495	10.325035	13.67%	5,487
2011	10.814676	9.083495	-16.01%	715
2010*	10.000000	10.814676	8.15%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2017	17.808722	23.757980	33.41%	1,884
2016	17.210318	17.808722	3.48%	1,975
2015	14.584220	17.210318	18.01%	2,322
2014	14.709308	14.584220	-0.85%	707
2013	9.888367	14.709308	48.75%	1,128
2012	8.421088	9.888367	17.42%	2,285
2011*	10.000000	8.421088	-15.79%	0
ProFunds - ProFund VP Japan - Q/NQ
2017	12.857092	14.933336	16.15%	550
2016	13.058174	12.857092	-1.54%	5,916
2015	12.586730	13.058174	3.75%	7,320
2014	12.435858	12.586730	1.21%	2,937
2013	8.555972	12.435858	45.35%	10,030
2012	7.097620	8.555972	20.55%	303
2011	8.886029	7.097620	-20.13%	260
2010*	10.000000	8.886029	-11.14%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	19.977080	25.538158	27.84%	119
2016	19.355950	19.977080	3.21%	1,680
2015	18.371374	19.355950	5.36%	3,543
2014	16.013452	18.371374	14.72%	8,007
2013	12.162987	16.013452	31.66%	7,252
2012	10.672973	12.162987	13.96%	3,579
2011	10.728647	10.672973	-0.52%	1,782
2010*	10.000000	10.728647	7.29%	1,244
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	10.843912	10.295511	-5.06%	8,949
2016	8.905311	10.843912	21.77%	8,340
2015	11.852934	8.905311	-24.87%	9,382
2014	13.562729	11.852934	-12.61%	1,643
2013	11.148743	13.562729	21.65%	246
2012	11.050827	11.148743	0.89%	159
2011	11.022571	11.050827	0.26%	1,472
2010*	10.000000	11.022571	10.23%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	16.572213	17.933011	8.21%	0
2016	17.556434	16.572213	-5.61%	0
2015	17.143862	17.556434	2.41%	194
2014	14.648757	17.143862	17.03%	3,527
2013	11.350222	14.648757	29.06%	2,331
2012	10.349547	11.350222	9.67%	141
2011*	10.000000	10.349547	3.50%	1,195

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.156659	3.258656	3.23%	18,700
2016	2.066043	3.156659	52.79%	9,375
2015	3.138179	2.066043	-34.16%	11,005
2014	4.204024	3.138179	-25.35%	10,085
2013	6.909628	4.204024	-39.16%	18,750
2012	8.247095	6.909628	-16.22%	6,207
2011*	10.000000	8.247095	-17.53%	818
ProFunds - ProFund VP Real Estate - Q/NQ
2017	13.015487	13.789700	5.95%	3,077
2016	12.554894	13.015487	3.67%	8,739
2015	12.763227	12.554894	-1.63%	13,581
2014	10.412136	12.763227	22.58%	12,267
2013	10.609438	10.412136	-1.86%	5,443
2012	9.234980	10.609438	14.88%	1,414
2011*	10.000000	9.234980	-7.65%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.435141	2.967299	-13.62%	5,797
2016	3.693972	3.435141	-7.01%	8,938
2015	3.828216	3.693972	-3.51%	5,797
2014	5.598451	3.828216	-31.62%	6,011
2013	4.902063	5.598451	14.21%	16,748
2012	5.372430	4.902063	-8.76%	0
2011	8.766840	5.372430	-38.72%	864
2010*	10.000000	8.766840	-12.33%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	16.969152	22.555443	32.92%	385
2016	13.550965	16.969152	25.22%	303
2015	14.229683	13.550965	-4.77%	0
2014	10.787644	14.229683	31.91%	1,823
2013	8.242758	10.787644	30.87%	0
2012	8.772888	8.242758	-6.04%	0
2011*	10.000000	8.772888	-12.27%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.418408	4.541259	-29.25%	0
2016	7.814937	6.418408	-17.87%	0
2015	7.147068	7.814937	9.34%	0
2014	7.509163	7.147068	-4.82%	0
2013	7.676184	7.509163	-2.18%	0
2012	9.003761	7.676184	-14.74%	0
2011	8.297736	9.003761	8.51%	1,068
2010*	10.000000	8.297736	-17.02%	1,742

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2017	4.514450	3.513144	-22.18%	5,608
2016	4.892502	4.514450	-7.73%	7,372
2015	5.185935	4.892502	-5.66%	5,608
2014	5.145023	5.185935	0.80%	1,456
2013	6.642930	5.145023	-22.55%	1,456
2012	8.485814	6.642930	-21.72%	1,456
2011	8.500868	8.485814	-0.18%	2,256
2010*	10.000000	8.500868	-14.99%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.483124	1.820106	-26.70%	0
2016	2.815625	2.483124	-11.81%	0
2015	3.302407	2.815625	-14.74%	0
2014	4.177888	3.302407	-20.96%	896
2013	6.035808	4.177888	-30.78%	226
2012	7.581167	6.035808	-20.38%	6,091
2011	8.636363	7.581167	-12.22%	2,752
2010*	10.000000	8.636363	-13.64%	8,774
ProFunds - ProFund VP Technology - Q/NQ
2017	15.705765	20.819058	32.56%	11,252
2016	14.257426	15.705765	10.16%	8,705
2015	14.199829	14.257426	0.41%	11,107
2014	12.261042	14.199829	15.81%	6,898
2013	9.988453	12.261042	22.75%	1,920
2012	9.235570	9.988453	8.15%	4,362
2011*	10.000000	9.235570	-7.64%	4,944
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	13.929490	13.368562	-4.03%	628
2016	11.676886	13.929490	19.29%	27
2015	11.730602	11.676886	-0.46%	0
2014	11.896607	11.730602	-1.40%	169
2013	10.826506	11.896607	9.88%	434
2012	9.476889	10.826506	14.24%	0
2011*	10.000000	9.476889	-5.23%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	14.016921	15.048255	7.36%	0
2016	14.339037	14.016921	-2.25%	0
2015	15.498448	14.339037	-7.48%	0
2014	11.589065	15.498448	33.73%	6,463
2013	14.612142	11.589065	-20.69%	3,461
2012	14.759894	14.612142	-1.00%	764
2011	10.488801	14.759894	40.72%	1,300
2010*	10.000000	10.488801	4.89%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	39.944905	65.933705	65.06%	339
2016	37.503324	39.944905	6.51%	2,583
2015	33.668979	37.503324	11.39%	2,435
2014	25.278631	33.668979	33.19%	2,435
2013	14.399190	25.278631	75.56%	7,988
2012	10.979964	14.399190	31.14%	354
2011	11.333261	10.979964	-3.12%	573
2010*	10.000000	11.333261	13.33%	2,452
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.639167	0.345081	-46.01%	0
2016	0.816952	0.639167	-21.76%	0
2015	1.129908	0.816952	-27.70%	8,185
2014	1.793724	1.129908	-37.01%	12,378
2013	3.561662	1.793724	-49.64%	0
2012	5.608135	3.561662	-36.49%	9,969
2011	7.349324	5.608135	-23.69%	0
2010*	10.000000	7.349324	-26.51%	0
ProFunds - ProFund VP Utilities - Q/NQ
2017	15.015462	16.289994	8.49%	2,862
2016	13.307025	15.015462	12.84%	2,142
2015	14.500081	13.307025	-8.23%	1,925
2014	11.747560	14.500081	23.43%	3,908
2013	10.573512	11.747560	11.10%	1,925
2012	10.769074	10.573512	-1.82%	5,334
2011*	10.000000	10.769074	7.69%	2,869
Rydex Variable Trust - Banking Fund - Q/NQ
2017	9.083225	10.018531	10.30%	625
2016	7.279456	9.083225	24.78%	3,421
2015	7.803554	7.279456	-6.72%	130
2014	7.695650	7.803554	1.40%	161
2013	6.075559	7.695650	26.67%	24
2012	4.988555	6.075559	21.79%	21,634
2011	6.541985	4.988555	-23.75%	2,156
2010	5.902437	6.541985	10.84%	2,028
2009	6.234083	5.902437	-5.32%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	20.906742	24.894594	19.07%	2,201
2016	16.293067	20.906742	28.32%	1,378
2015	20.093003	16.293067	-18.91%	270
2014	20.871749	20.093003	-3.73%	491
2013	21.024227	20.871749	-0.73%	606
2012	19.366546	21.024227	8.56%	7,134
2011	23.642695	19.366546	-18.09%	664
2010	19.035100	23.642695	24.21%	4,348
2009	12.488109	19.035100	52.43%	8,047

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	23.090742	29.307520	26.92%	4,163
2016	29.312080	23.090742	-21.22%	2,967
2015	27.559931	29.312080	6.36%	4,253
2014	21.182206	27.559931	30.11%	4,689
2013	14.009560	21.182206	51.20%	1,384
2012	10.507777	14.009560	33.33%	1,659
2011	9.690044	10.507777	8.44%	1,509
2010	8.927294	9.690044	8.54%	1,341
2009	7.693812	8.927294	16.03%	208
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	2.017681	2.066087	2.40%	0
2016	1.863818	2.017681	8.26%	0
2015	2.871564	1.863818	-35.09%	1,565
2014	4.438206	2.871564	-35.30%	2,319
2013	4.676672	4.438206	-5.10%	1,797
2012	4.838030	4.676672	-3.34%	2,145
2011	5.285205	4.838030	-8.46%	4,522
2010	4.989607	5.285205	5.92%	3,772
2009	4.561498	4.989607	9.39%	23,240
2008	9.126742	4.561498	-50.02%	5,053
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	28.564642	31.238263	9.36%	575
2016	27.634162	28.564642	3.37%	2,167
2015	26.532714	27.634162	4.15%	3,523
2014	24.026550	26.532714	10.43%	694
2013	19.106321	24.026550	25.75%	341
2012	17.870449	19.106321	6.92%	877
2011	16.020152	17.870449	11.55%	2,214
2010	13.930978	16.020152	15.00%	931
2009	11.927669	13.930978	16.80%	541
2008	15.879262	11.927669	-24.89%	862
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	22.827527	35.482635	55.44%	0
2016	17.808826	22.827527	28.18%	1,489
2015	18.962826	17.808826	-6.09%	2,786
2014	16.557755	18.962826	14.53%	5,505
2013	10.379124	16.557755	59.53%	6,502
2012	9.036650	10.379124	14.86%	14,155
2011	8.448190	9.036650	6.97%	16,330
2010	6.915736	8.448190	22.16%	2,246
2009	5.153294	6.915736	34.20%	8,827
2008	13.729088	5.153294	-62.46%	8,478

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	12.583082	16.170911	28.51%	3,672
2016	10.320654	12.583082	21.92%	3,927
2015	10.309059	10.320654	0.11%	0
2014	8.497031	10.309059	21.33%	2,466
2013	6.416690	8.497031	32.42%	1,387
2012	6.476564	6.416690	-0.92%	0
2011	7.909232	6.476564	-18.11%	0
2010	7.362914	7.909232	7.42%	59
2009	4.369748	7.362914	68.50%	2,241
2008	8.933615	4.369748	-51.09%	92
Rydex Variable Trust - Energy Fund - Q/NQ
2017	17.595121	16.172065	-8.09%	1,219
2016	13.659482	17.595121	28.81%	23,951
2015	19.966444	13.659482	-31.59%	52,960
2014	25.024709	19.966444	-20.21%	34,207
2013	20.671188	25.024709	21.06%	11,497
2012	20.588643	20.671188	0.40%	11,295
2011	22.301608	20.588643	-7.68%	3,663
2010	19.104748	22.301608	16.73%	2,707
2009	14.068458	19.104748	35.80%	3,951
2008	26.589244	14.068458	-47.09%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	15.768737	12.579249	-20.23%	2,606
2016	13.058348	15.768737	20.76%	3,507
2015	19.499982	13.058348	-33.03%	4,118
2014	28.146616	19.499982	-30.72%	1,554
2013	23.170951	28.146616	21.47%	2,427
2012	23.537932	23.170951	-1.56%	2,264
2011	26.464710	23.537932	-11.06%	1,985
2010	21.413062	26.464710	23.59%	3,656
2009	13.446019	21.413062	59.25%	2,639
2008	32.347000	13.446019	-58.43%	13
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	8.161108	10.291317	26.10%	291
2016	8.814721	8.161108	-7.42%	0
2015	9.686191	8.814721	-9.00%	1,671
2014	11.289079	9.686191	-14.20%	0
2013	9.293102	11.289079	21.48%	1,085
2012	7.790861	9.293102	19.28%	414
2011	9.362886	7.790861	-16.79%	597
2010	10.702236	9.362886	-12.51%	232
2009	8.046504	10.702236	33.00%	5,228
2008	18.181405	8.046504	-55.74%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	11.584598	13.128488	13.33%	2,620
2016	10.200035	11.584598	13.57%	3,060
2015	10.834818	10.200035	-5.86%	2,812
2014	9.815536	10.834818	10.38%	5,017
2013	7.848097	9.815536	25.07%	754
2012	6.524522	7.848097	20.29%	1,141
2011	7.821360	6.524522	-16.58%	0
2010	6.974926	7.821360	12.14%	0
2009	5.943880	6.974926	17.35%	4,830
2008	11.668665	5.943880	-49.06%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	17.292903	18.589545	7.50%	562
2016	17.695833	17.292903	-2.28%	1,673
2015	19.016917	17.695833	-6.95%	2,789
2014	14.403007	19.016917	32.03%	25,122
2013	17.969349	14.403007	-19.85%	854
2012	17.792952	17.969349	0.99%	6,487
2011	12.825383	17.792952	38.73%	19,900
2010	11.880225	12.825383	7.96%	7,543
2009	17.699157	11.880225	-32.88%	1,314
2008	12.464121	17.699157	42.00%	1,311
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	20.003145	24.098005	20.47%	4,627
2016	22.590431	20.003145	-11.45%	2,667
2015	22.041291	22.590431	2.49%	4,244
2014	18.038577	22.041291	22.19%	7,320
2013	12.972669	18.038577	39.05%	6,932
2012	11.292879	12.972669	14.87%	906
2011	11.001275	11.292879	2.65%	1,155
2010	10.508668	11.001275	4.69%	813
2009	8.598342	10.508668	22.22%	666
2008	11.670726	8.598342	-26.33%	978
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.617523	11.125893	4.79%	0
2016	9.701002	10.617523	9.45%	202
2015	9.964652	9.701002	-2.65%	336
Rydex Variable Trust - Internet Fund - Q/NQ
2017	27.156853	35.672372	31.36%	2,481
2016	26.518092	27.156853	2.41%	3,865
2015	24.959163	26.518092	6.25%	5,441
2014	24.967107	24.959163	-0.03%	1,333
2013	16.837512	24.967107	48.28%	2,991
2012	14.391767	16.837512	16.99%	455
2011	16.664426	14.391767	-13.64%	861
2010	14.072345	16.664426	18.42%	1,918
2009	8.653443	14.072345	62.62%	6,861
2008	16.011012	8.653443	-45.95%	25

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.497555	0.297832	-40.14%	9,969
2016	0.721278	0.497555	-31.02%	23,873
2015	0.799894	0.721278	-9.83%	20,318
2014	1.042784	0.799894	-23.29%	23,454
2013	1.895388	1.042784	-44.98%	6,836
2012	2.493050	1.895388	-23.97%	24,033
2011	3.486476	2.493050	-28.49%	9,926
2010	5.101089	3.486476	-31.65%	8,698
2009	9.399780	5.101089	-45.73%	1,661
2008	5.960336	9.399780	57.71%	3,317
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.607845	2.329875	-10.66%	1,500
2016	2.740157	2.607845	-4.83%	378
2015	2.829086	2.740157	-3.14%	140,995
2014	3.842662	2.829086	-26.38%	378
2013	3.400167	3.842662	13.01%	112,695
2012	3.696980	3.400167	-8.03%	21,482
2011	5.420273	3.696980	-31.79%	378
2010	6.340215	5.420273	-14.51%	2,150
2009	5.415139	6.340215	17.08%	0
2008	7.913726	5.415139	-31.57%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.496295	1.268441	-15.23%	3,159
2016	1.886988	1.496295	-20.70%	3,159
2015	1.946414	1.886988	-3.05%	6,612
2014	2.244590	1.946414	-13.28%	3,159
2013	3.160679	2.244590	-28.98%	3,159
2012	3.948737	3.160679	-19.96%	3,159
2011	4.345817	3.948737	-9.14%	0
2010	5.932725	4.345817	-26.75%	1,956
2009	9.348959	5.932725	-36.54%	0
2008	7.093232	9.348959	31.80%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	0.782381	0.577992	-26.12%	0
2016	0.881474	0.782381	-11.24%	9,849
2015	1.031820	0.881474	-14.57%	0
2014	1.293293	1.031820	-20.22%	938
2013	1.859151	1.293293	-30.44%	938
2012	2.330828	1.859151	-20.24%	938
2011	2.643436	2.330828	-11.83%	938
2010	3.424339	2.643436	-22.80%	938
2009	5.828500	3.424339	-41.25%	0
2008	4.015747	5.828500	45.14%	8,886

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.383322	1.173466	-15.17%	3,381
2016	1.769696	1.383322	-21.83%	8,581
2015	1.803075	1.769696	-1.85%	18,421
2014	2.017442	1.803075	-10.63%	3,958
2013	2.975488	2.017442	-32.20%	5,816
2012	3.708026	2.975488	-19.76%	8,295
2011	4.093234	3.708026	-9.41%	9,442
2010	5.768263	4.093234	-29.04%	9,646
2009	8.762071	5.768263	-34.17%	0
2008	7.166566	8.762071	22.26%	3,559
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	1.739968	1.410103	-18.96%	0
2016	2.016615	1.739968	-13.72%	0
2015	2.152159	2.016615	-6.30%	0
2014	2.565843	2.152159	-16.12%	9,846
2013	3.561220	2.565843	-27.95%	9,846
2012	4.375179	3.561220	-18.60%	10,298
2011	4.905631	4.375179	-10.81%	4,662
2010	6.025067	4.905631	-18.58%	7,447
2009	8.481661	6.025067	-28.96%	0
2008	6.212111	8.481661	36.53%	3,677
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	12.025561	17.723233	47.38%	0
2016	11.265485	12.025561	6.75%	0
2015	10.258860	11.265485	9.81%	587
2014	12.369007	10.258860	-17.06%	0
2013	8.086492	12.369007	52.96%	66
2012	6.867119	8.086492	17.76%	682
2011	9.856801	6.867119	-30.33%	0
2010	8.686497	9.856801	13.47%	0
2009	7.163416	8.686497	21.26%	269
2008	10.900476	7.163416	-34.28%	34
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	26.855106	31.628819	17.78%	276
2016	24.996915	26.855106	7.43%	469
2015	25.416875	24.996915	-1.65%	299
2014	24.116864	25.416875	5.39%	0
2013	17.271295	24.116864	39.64%	551
2012	14.519821	17.271295	18.95%	299
2011	14.453662	14.519821	0.46%	0
2010	11.309113	14.453662	27.81%	618
2009	8.435970	11.309113	34.06%	1,174
2008	16.901905	8.435970	-50.09%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	37.732215	45.303214	20.07%	43
2016	29.681831	37.732215	27.12%	2,902
2015	32.034885	29.681831	-7.35%	2,955
2014	29.188466	32.034885	9.75%	3,993
2013	19.814748	29.188466	47.31%	5,574
2012	16.254994	19.814748	21.90%	2,669
2011	17.939804	16.254994	-9.39%	1,167
2010	13.301242	17.939804	34.87%	3,298
2009	8.901786	13.301242	49.42%	4,604
2008	20.103154	8.901786	-55.72%	24
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	34.658847	57.601851	66.20%	0
2016	32.250947	34.658847	7.47%	0
2015	28.695096	32.250947	12.39%	2,914
2014	21.428077	28.695096	33.91%	4,186
2013	12.126360	21.428077	76.71%	7,830
2012	9.221252	12.126360	31.50%	420
2011	9.468266	9.221252	-2.61%	3,018
2010	7.053517	9.468266	34.23%	0
2009	3.302803	7.053517	113.56%	9,068
2008	12.294606	3.302803	-73.14%	115
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	27.815848	35.763528	28.57%	7,856
2016	26.766520	27.815848	3.92%	5,831
2015	25.220376	26.766520	6.13%	13,144
2014	21.900938	25.220376	15.16%	10,606
2013	16.592086	21.900938	32.00%	3,567
2012	14.492305	16.592086	14.49%	3,743
2011	14.466120	14.492305	0.18%	1,344
2010	12.451871	14.466120	16.18%	23,178
2009	8.354829	12.451871	49.04%	384
2008	14.670170	8.354829	-43.05%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2017	19.515296	25.217601	29.22%	1,825
2016	17.198319	19.515296	13.47%	11,075
2015	17.667288	17.198319	-2.65%	9,522
2014	15.194396	17.667288	16.28%	36
2013	10.400883	15.194396	46.09%	18,868
2012	8.677738	10.400883	19.86%	501
2011	8.954509	8.677738	-3.09%	1,330
2010	7.612506	8.954509	17.63%	1,558
2009	5.729559	7.612506	32.86%	8,672
2008	12.836638	5.729559	-55.37%	179

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	10.243830	10.756156	5.00%	3,668
2016	6.311607	10.243830	62.30%	14,711
2015	9.245290	6.311607	-31.73%	59,943
2014	11.408456	9.245290	-18.96%	33,945
2013	21.588629	11.408456	-47.16%	20,663
2012	22.959917	21.588629	-5.97%	16,588
2011	30.874366	22.959917	-25.63%	5,934
2010	22.804577	30.874366	35.39%	4,446
2009	15.584649	22.804577	46.33%	4,755
2008	25.873407	15.584649	-39.77%	876
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	21.936484	22.941333	4.58%	4,605
2016	20.309639	21.936484	8.01%	4,800
2015	21.250039	20.309639	-4.43%	16,972
2014	17.909887	21.250039	18.65%	21,915
2013	17.572972	17.909887	1.92%	9,537
2012	15.144951	17.572972	16.03%	9,223
2011	15.103465	15.144951	0.27%	433
2010	12.336099	15.103465	22.43%	1,286
2009	10.043936	12.336099	22.82%	3,721
2008	17.554211	10.043936	-42.78%	2,548
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	22.536463	24.931577	10.63%	321
2016	22.914569	22.536463	-1.65%	603
2015	23.684696	22.914569	-3.25%	309
2014	22.231416	23.684696	6.54%	309
2013	16.696367	22.231416	33.15%	297
2012	14.583322	16.696367	14.49%	297
2011	14.124346	14.583322	3.25%	714
2010	11.511225	14.124346	22.70%	665
2009	8.140114	11.511225	41.41%	606
2008	12.381807	8.140114	-34.26%	948
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	27.589088	32.467116	17.68%	494
2016	21.574341	27.589088	27.88%	4,082
2015	24.200016	21.574341	-10.85%	5,003
2014	23.666584	24.200016	2.25%	6,489
2013	15.222306	23.666584	55.47%	7,547
2012	12.715287	15.222306	19.72%	2,634
2011	14.767244	12.715287	-13.90%	22,559
2010	10.925588	14.767244	35.16%	5,220
2009	8.358586	10.925588	30.71%	5,759
2008	17.529945	8.358586	-52.32%	6,976

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	19.818230	27.884650	40.70%	0
2016	16.786206	19.818230	18.06%	0
2015	17.408939	16.786206	-3.58%	1,588
2014	14.243464	17.408939	22.22%	2,782
2013	8.610211	14.243464	65.43%	1,225
2012	6.787172	8.610211	26.86%	2,793
2011	7.206480	6.787172	-5.82%	21,147
2010	5.857793	7.206480	23.02%	0
2009	4.081509	5.857793	43.52%	10,453
2008	13.003382	4.081509	-68.61%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	18.703166	22.813577	21.98%	13,134
2016	18.594909	18.703166	0.58%	9,971
2015	18.762024	18.594909	-0.89%	29,573
2014	17.021127	18.762024	10.23%	62,159
2013	12.283915	17.021127	38.56%	32,540
2012	11.057078	12.283915	11.10%	22,807
2011	11.400604	11.057078	-3.01%	10,788
2010	9.299327	11.400604	22.60%	3,286
2009	6.441453	9.299327	44.37%	10,951
2008	10.917971	6.441453	-41.00%	98
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	19.283725	21.908339	13.61%	2,386
2016	16.751727	19.283725	15.11%	10,957
2015	18.853336	16.751727	-11.15%	20,407
2014	17.331609	18.853336	8.78%	35,902
2013	12.168287	17.331609	42.43%	40,269
2012	10.153789	12.168287	19.84%	22,906
2011	10.694225	10.153789	-5.05%	7,702
2010	9.065016	10.694225	17.97%	0
2009	6.112402	9.065016	48.31%	10,774
2008	12.142084	6.112402	-49.66%	85
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	22.160217	25.806305	16.45%	2,340
2016	22.005723	22.160217	0.70%	9,523
2015	22.151079	22.005723	-0.66%	10,869
2014	22.948013	22.151079	-3.47%	10,108
2013	17.459200	22.948013	31.44%	10,258
2012	15.343949	17.459200	13.79%	2,859
2011	15.752124	15.343949	-2.59%	9,893
2010	12.117325	15.752124	30.00%	2,091
2009	7.880695	12.117325	53.76%	14,784
2008	12.587699	7.880695	-37.39%	23

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	20.369546	22.599598	10.95%	3,185
2016	16.117474	20.369546	26.38%	17,634
2015	18.651021	16.117474	-13.58%	12,823
2014	17.823590	18.651021	4.64%	14,181
2013	13.385338	17.823590	33.16%	8,281
2012	11.669733	13.385338	14.70%	179
2011	12.818015	11.669733	-8.96%	2,774
2010	10.882126	12.818015	17.79%	0
2009	7.148717	10.882126	52.22%	9,615
2008	12.934748	7.148717	-44.73%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	21.776109	24.786823	13.83%	6,527
2016	18.710685	21.776109	16.38%	7,785
2015	19.154306	18.710685	-2.32%	11,300
2014	19.535385	19.154306	-1.95%	10,135
2013	14.099659	19.535385	38.55%	14,349
2012	13.001495	14.099659	8.45%	5,454
2011	12.809247	13.001495	1.50%	5,616
2010	10.417687	12.809247	22.96%	1,614
2009	7.930777	10.417687	31.36%	0
2008	12.315334	7.930777	-35.60%	79
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	18.650110	18.236675	-2.22%	5,361
2016	14.437509	18.650110	29.18%	12,294
2015	17.031346	14.437509	-15.23%	19,833
2014	17.145048	17.031346	-0.66%	21,722
2013	12.242551	17.145048	40.04%	22,340
2012	10.372641	12.242551	18.03%	18,400
2011	11.681772	10.372641	-11.21%	7,095
2010	9.523537	11.681772	22.66%	377
2009	5.985775	9.523537	59.10%	0
2008	10.805247	5.985775	-44.60%	99
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	7.251077	5.855164	-19.25%	5,041
2016	6.910984	7.251077	4.92%	31,271
2015	6.218194	6.910984	11.14%	29,448
2014	5.158824	6.218194	20.54%	32,050
2013	5.422415	5.158824	-4.86%	225
2012	5.901223	5.422415	-8.11%	3,911
2011	6.286111	5.901223	-6.12%	3,343
2010	6.713645	6.286111	-6.37%	2,749
2009	8.135742	6.713645	-17.48%	0
2008	7.860291	8.135742	3.50%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2017	19.250274	25.035476	30.05%	5,779
2016	17.674931	19.250274	8.91%	6,187
2015	17.828000	17.674931	-0.86%	3,786
2014	16.491306	17.828000	8.11%	2,890
2013	12.422379	16.491306	32.75%	481
2012	11.314130	12.422379	9.80%	1,182
2011	12.707822	11.314130	-10.97%	397
2010	11.568266	12.707822	9.85%	0
2009	7.582277	11.568266	52.57%	2,513
2008	14.166721	7.582277	-46.48%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	8.729738	9.061000	3.79%	0
2016	7.583119	8.729738	15.12%	316
2015	8.291863	7.583119	-8.55%	0
2014	8.241238	8.291863	0.61%	486
2013	7.155481	8.241238	15.17%	0
2012	6.959901	7.155481	2.81%	0
2011	8.292387	6.959901	-16.07%	0
2010	7.385469	8.292387	12.28%	46
2009	5.853394	7.385469	26.17%	0
2008	10.921632	5.853394	-46.41%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	26.018489	31.130386	19.65%	1,403
2016	22.988152	26.018489	13.18%	1,906
2015	27.289718	22.988152	-15.76%	0
2014	22.664592	27.289718	20.41%	1,236
2013	15.344547	22.664592	47.70%	5,152
2012	13.309965	15.344547	15.29%	289
2011	15.272394	13.309965	-12.85%	318
2010	12.547698	15.272394	21.71%	505
2009	10.901964	12.547698	15.10%	0
2008	14.876866	10.901964	-26.72%	946
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	15.688562	17.078227	8.86%	3,092
2016	13.752666	15.688562	14.08%	3,305
2015	15.140863	13.752666	-9.17%	18,037
2014	12.565268	15.140863	20.50%	15,639
2013	11.278285	12.565268	11.41%	17,545
2012	11.376015	11.278285	-0.86%	19,287
2011	9.976677	11.376015	14.03%	2,256
2011	9.976677	11.376015	14.03%	2,256
2010	9.519849	9.976677	4.80%	1,343
2009	8.532025	9.519849	11.58%	4,042
2008	12.356219	8.532025	-30.95%	1,537

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.319184	6.223108	16.99%	0
2016	5.942331	5.319184	-10.49%	0
2015	7.286832	5.942331	-18.45%	1,801
2014	9.517550	7.286832	-23.44%	167
2013	9.988030	9.517550	-4.71%	298
2012	10.108169	9.988030	-1.19%	592
2011	10.703065	10.108169	-5.56%	2,474
2010	11.564486	10.703065	-7.45%	215
2009	11.063664	11.564486	4.53%	0
2008	12.857145	11.063664	-13.95%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.744953	9.800465	0.57%	2,240
2016	9.701275	9.744953	0.45%	3,441
2015	9.984602	9.701275	-2.84%	2,592
2014	10.045111	9.984602	-0.60%	949
2013*	10.000000	10.045111	0.45%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.752346	7.52%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	6.137615	5.916075	-3.61%	18,424
2016	4.355512	6.137615	40.92%	28,561
2015	6.674835	4.355512	-34.75%	39,089
2014	8.415410	6.674835	-20.68%	32,761
2013	7.764830	8.415410	8.38%	52,447
2012	7.660267	7.764830	1.37%	44,029
2011*	10.000000	7.660267	-23.40%	2,094

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	12.207838	13.833545	13.32%	0
2016	11.926348	12.207838	2.36%	0
2015	12.014301	11.926348	-0.73%	0
2014	11.445745	12.014301	4.97%	0
2013	10.044714	11.445745	13.95%	0
2012	9.040905	10.044714	11.10%	0
2011*	10.000000	9.040905	-9.59%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.536512	9.267838	-2.82%	0
2016	6.911077	9.536512	37.99%	0
2015	11.360903	6.911077	-39.17%	104
2014	10.358925	11.360903	9.67%	104
2013*	10.000000	10.358925	3.59%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.485182	12.841005	22.47%	0
2016	9.908640	10.485182	5.82%	0
2015	10.245808	9.908640	-3.29%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.893599	10.052283	1.60%	140
2016	9.670658	9.893599	2.31%	2,845
2015	10.117773	9.670658	-4.42%	1,385
2014	9.994470	10.117773	1.23%	1,351
2013	11.143362	9.994470	-10.31%	910
2012	10.589224	11.143362	5.23%	3,514
2011*	10.000000	10.589224	5.89%	1,151
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.238889	12.090506	18.08%	964
2016	9.205930	10.238889	11.22%	1,494
2015*	10.000000	9.205930	-7.94%	3,177
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	11.020154	11.745165	6.58%	299
2016	9.332983	11.020154	18.08%	3,959
2015*	10.000000	9.332983	-6.67%	299
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.623843	10.624969	10.40%	221
2016	9.461597	9.623843	1.71%	221
2015	9.830954	9.461597	-3.76%	221
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.163743	13.744735	23.12%	2,560
2016	11.184283	11.163743	-0.18%	1,747
2015	11.414785	11.184283	-2.02%	1,747
2014	11.432514	11.414785	-0.16%	1,272
2013*	10.000000	11.432514	14.33%	193

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.085181	12.655683	14.17%	1,439
2016*	10.000000	11.085181	10.85%	1,196
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	11.892278	13.252837	11.44%	36,986
2016	11.689504	11.892278	1.73%	39,376
2015	12.048713	11.689504	-2.98%	37,226
2014	12.061563	12.048713	-0.11%	26,560
2013	10.756954	12.061563	12.13%	13,049
2012	9.982104	10.756954	7.76%	5,676
2011	10.570168	9.982104	-5.56%	426
2010*	10.000000	10.570168	5.70%	426
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.718831	10.927348	12.43%	0
2016	9.341179	9.718831	4.04%	0
2015	9.927518	9.341179	-5.91%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.831740	9.944579	1.15%	0
2016*	10.000000	9.831740	-1.68%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.067999	0.68%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.159257	1.59%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.579638	5.551282	-0.51%	0
2016	5.082281	5.579638	9.79%	0
2015	6.923811	5.082281	-26.60%	0
2014	8.513486	6.923811	-18.67%	0
2013	9.681683	8.513486	-12.07%	0
2012	10.091190	9.681683	-4.06%	0
2011	11.788069	10.091190	-14.39%	0
2010*	10.000000	11.788069	17.88%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.689956	13.180011	12.75%	1,846
2016	10.353854	11.689956	12.90%	2,630
2015	10.837883	10.353854	-4.47%	819
2014*	10.000000	10.837883	8.38%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.181568	10.321988	1.38%	432
2016	9.535732	10.181568	6.77%	0
2015*	10.000000	9.535732	-4.64%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.491714	12.810360	11.47%	499
2016	11.401831	11.491714	0.79%	499
2015	11.641559	11.401831	-2.06%	499
2014	11.255747	11.641559	3.43%	0
2013	9.957937	11.255747	13.03%	0
2012	9.053852	9.957937	9.99%	0
2011*	10.000000	9.053852	-9.46%	584
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.386296	11.819691	13.80%	0
2016*	10.000000	10.386296	3.86%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.652766	11.761064	10.40%	0
2016	9.234230	10.652766	15.36%	2,650
2015*	10.000000	9.234230	-7.66%	877
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.209326	12.810751	14.29%	1,246
2016*	10.000000	11.209326	12.09%	1,220
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.072187	13.308303	32.13%	21,216
2016	10.220965	10.072187	-1.46%	29,638
2015*	10.000000	10.220965	2.21%	35,367
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.148983	10.634224	4.78%	1,327
2016	9.070322	10.148983	11.89%	1,614
2015*	10.000000	9.070322	-9.30%	1,726
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.928532	10.118941	1.92%	0
2016*	10.000000	9.928532	-0.71%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.152093	1.52%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.045469	10.587975	5.40%	1,470
2016	9.489099	10.045469	5.86%	4,564
2015	9.873917	9.489099	-3.90%	1,470

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	14.096274	15.470040	9.75%	0
2016	12.708143	14.096274	10.92%	0
2015	13.826641	12.708143	-8.09%	0
2014	13.718144	13.826641	0.79%	1,009
2013	11.309616	13.718144	21.30%	1,174
2012	10.006649	11.309616	13.02%	1,331
2011	10.370362	10.006649	-3.51%	0
2010*	10.000000	10.370362	3.70%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	10.960179	11.780650	7.49%	9,716
2016	9.807801	10.960179	11.75%	5,696
2015	10.767581	9.807801	-8.91%	15,156
2014	10.502557	10.767581	2.52%	4,403
2013*	10.000000	10.502557	5.03%	620
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.230376	13.017054	6.43%	4,198
2016	11.124754	12.230376	9.94%	2,117
2015	11.781887	11.124754	-5.58%	1,034
2014	11.373109	11.781887	3.59%	1,075
2013*	10.000000	11.373109	13.73%	382
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.445944	9.435811	-0.11%	0
2016	9.363046	9.445944	0.89%	0
2015*	10.000000	9.363046	-6.37%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.860527	10.930974	10.86%	0
2016	9.642926	9.860527	2.26%	0
2015	10.447509	9.642926	-7.70%	0
2014	10.256070	10.447509	1.87%	0
2013*	10.000000	10.256070	2.56%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.605684	9.532292	-0.76%	0
2016	9.707902	9.605684	-1.05%	0
2015	9.962317	9.707902	-2.55%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	5.994546	6.386667	6.54%	1,933
2016	7.176136	5.994546	-16.47%	1,984
2015	7.437713	7.176136	-3.52%	6,091
2014	6.771250	7.437713	9.84%	2,027
2013	6.735068	6.771250	0.54%	1,144
2012	7.740159	6.735068	-12.99%	1,199
2011	8.643494	7.740159	-10.45%	2,200
2010	9.143174	8.643494	-5.47%	2,386
2009	9.719939	9.143174	-5.93%	11,409
2008*	10.000000	9.719939	-2.80%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	12.996911	14.629664	12.56%	1,516
2016	13.175106	12.996911	-1.35%	3,827
2015	13.276683	13.175106	-0.77%	6,194
2014	13.179298	13.276683	0.74%	4,027
2013	11.449381	13.179298	15.11%	1,661
2012	11.187867	11.449381	2.34%	1,972
2011	12.217509	11.187867	-8.43%	2,237
2010	11.210162	12.217509	8.99%	2,322
2009	8.986223	11.210162	24.75%	13,836
2008	15.473081	8.986223	-41.92%	4,924
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	8.486880	8.623244	1.61%	4,230
2016	8.701685	8.486880	-2.47%	4,333
2015	8.718087	8.701685	-0.19%	4,460
2014	8.499947	8.718087	2.57%	6,529
2013	8.532355	8.499947	-0.38%	20,154
2012	8.517398	8.532355	0.18%	6,378
2011	8.406566	8.517398	1.32%	7,933
2010	8.078668	8.406566	4.06%	8,095
2009	8.523478	8.078668	-5.22%	17,896
2008	10.700823	8.523478	-20.35%	9,840
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.658716	10.807824	1.40%	57,866
2016	10.017802	10.658716	6.40%	58,492
2015	10.148323	10.017802	-1.29%	55,343
2014	10.114590	10.148323	0.33%	11,895
2013*	10.000000	10.114590	1.15%	7,394
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.604202	11.414519	7.64%	537
2016	9.702656	10.604202	9.29%	537
2015	10.356440	9.702656	-6.31%	607
2014	9.996957	10.356440	3.60%	607
2013*	10.000000	9.996957	-0.03%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	10.776499	12.491538	15.91%	27,677
2016	11.285670	10.776499	-4.51%	31,662
2015	12.564787	11.285670	-10.18%	30,563
2014	13.533870	12.564787	-7.16%	9,575
2013	11.036325	13.533870	22.63%	2,245
2012	9.449932	11.036325	16.79%	5,719
2011	10.391231	9.449932	-9.06%	1,116
2010*	10.000000	10.391231	3.91%	852

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.489993	10.636132	25.28%	0
2016	7.172301	8.489993	18.37%	0
2015	9.154931	7.172301	-21.66%	0
2014	9.796088	9.154931	-6.55%	0
2013*	10.000000	9.796088	-2.04%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	10.014169	10.641510	6.26%	757
2016	8.857642	10.014169	13.06%	896
2015	9.623416	8.857642	-7.96%	995
2014	9.970328	9.623416	-3.48%	1,230
2013*	10.000000	9.970328	-0.30%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.927480	10.105403	1.79%	0
2016*	10.000000	9.927480	-0.73%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.880563	11.901003	9.38%	0
2016*	10.000000	10.880563	8.81%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	10.884854	11.797014	8.38%	0
2016	10.479543	10.884854	3.87%	0
2015	10.966581	10.479543	-4.44%	0
2014	10.734447	10.966581	2.16%	0
2013	10.091439	10.734447	6.37%	0
2012	9.424755	10.091439	7.07%	0
2011*	10.000000	9.424755	-5.75%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.223696	12.054245	7.40%	58
2016	10.356327	11.223696	8.38%	994
2015	10.693394	10.356327	-3.15%	1,181
2014	10.605108	10.693394	0.83%	1,144
2013	11.860112	10.605108	-10.58%	576
2012	10.267318	11.860112	15.51%	509
2011*	10.000000	10.267318	2.67%	573
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.042061	11.076377	10.30%	785
2016	8.912445	10.042061	12.67%	785
2015	10.560825	8.912445	-15.61%	813
2014*	10.000000	10.560825	5.61%	243

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.519221	12.385404	7.52%	310
2016	11.397693	11.519221	1.07%	872
2015	11.797631	11.397693	-3.39%	881
2014	10.573738	11.797631	11.57%	933
2013	10.512647	10.573738	0.58%	135
2012	8.255534	10.512647	27.34%	0
2011*	10.000000	8.255534	-17.44%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.583852	12.028843	13.65%	124
2016	10.236864	10.583852	3.39%	144
2015	11.175564	10.236864	-8.40%	162
2014	11.180481	11.175564	-0.04%	1,100
2013	9.855978	11.180481	13.44%	1,046
2012	8.845980	9.855978	11.42%	1,186
2011*	10.000000	8.845980	-11.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.834234	15.699654	13.48%	17,817
2016	12.950273	13.834234	6.83%	15,210
2015	13.085791	12.950273	-1.04%	17,528
2014	12.718148	13.085791	2.89%	33,432
2013	10.526520	12.718148	20.82%	48,325
2012	9.282883	10.526520	13.40%	9,354
2011*	10.000000	9.282883	-7.17%	585
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.043551	11.657783	16.07%	0
2016*	10.000000	10.043551	0.44%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.461433	10.945571	4.63%	0
2016	9.350611	10.461433	11.88%	0
2015	9.796910	9.350611	-4.56%	0
2014*	10.000000	9.796910	-2.03%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.958843	13.399653	22.27%	0
2016*	10.000000	10.958843	9.59%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.902624	10.008002	1.06%	0
2016	9.880683	9.902624	0.22%	1,887
2015	10.068055	9.880683	-1.86%	7,289

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	14.837309	17.420492	17.41%	0
2016	13.970788	14.837309	6.20%	0
2015	14.510439	13.970788	-3.72%	0
2014	14.169410	14.510439	2.41%	0
2013	11.166955	14.169410	26.89%	0
2012	9.810627	11.166955	13.83%	0
2011	10.692502	9.810627	-8.25%	0
2010*	10.000000	10.692502	6.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.700838	13.947665	9.82%	19,900
2016	12.213300	12.700838	3.99%	20,970
2015	12.596006	12.213300	-3.04%	204
2014	12.323472	12.596006	2.21%	9,480
2013	10.967397	12.323472	12.36%	0
2012	10.077130	10.967397	8.83%	0
2011	10.422538	10.077130	-3.31%	0
2010*	10.000000	10.422538	4.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.773480	15.632400	13.50%	16,152
2016	13.094993	13.773480	5.18%	16,964
2015	13.542191	13.094993	-3.30%	18,164
2014	13.198565	13.542191	2.60%	18,459
2013	11.107892	13.198565	18.82%	31,162
2012	9.974326	11.107892	11.36%	31,343
2011	10.540898	9.974326	-5.37%	18,877
2010*	10.000000	10.540898	5.41%	20,129
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.134422	11.606202	4.24%	5,329
2016	10.860050	11.134422	2.53%	19,755
2015	11.163625	10.860050	-2.72%	0
2014	11.023645	11.163625	1.27%	6,940
2013	10.719827	11.023645	2.83%	9,734
2012	10.176054	10.719827	5.34%	2,514
2011	10.238781	10.176054	-0.61%	0
2010*	10.000000	10.238781	2.39%	3,844
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	9.987577	11.233759	12.48%	334
2016	9.654384	9.987577	3.45%	389
2015	10.293446	9.654384	-6.21%	424
2014	10.271377	10.293446	0.21%	549
2013*	10.000000	10.271377	2.71%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.935790	11.470098	15.44%	0
2016	9.545023	9.935790	4.09%	0
2015	10.239185	9.545023	-6.78%	0
2014	10.343332	10.239185	-1.01%	0
2013*	10.000000	10.343332	3.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.248848	14.798488	11.70%	13,227
2016	12.664959	13.248848	4.61%	24,917
2015	13.062684	12.664959	-3.04%	25,600
2014	12.746733	13.062684	2.48%	27,626
2013	11.041001	12.746733	15.45%	17,218
2012	10.026563	11.041001	10.12%	10,390
2011	10.475115	10.026563	-4.28%	9,424
2010*	10.000000	10.475115	4.75%	9,864
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	14.132938	16.353933	15.72%	2,910
2016	13.403091	14.132938	5.45%	2,910
2015	13.886016	13.403091	-3.48%	2,910
2014	13.551233	13.886016	2.47%	2,532
2013	11.126535	13.551233	21.79%	1,990
2012	9.908831	11.126535	12.29%	724
2011	10.606137	9.908831	-6.57%	0
2010*	10.000000	10.606137	6.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.229493	13.170444	7.69%	1,449
2016	11.772304	12.229493	3.88%	1,449
2015	12.141911	11.772304	-3.04%	1,449
2014	11.903770	12.141911	2.00%	0
2013	10.919486	11.903770	9.01%	0
2012	10.125841	10.919486	7.84%	0
2011	10.360052	10.125841	-2.26%	0
2010*	10.000000	10.360052	3.60%	567
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.444264	10.621530	1.70%	0
2016	10.312793	10.444264	1.27%	2,042
2015	10.577975	10.312793	-2.51%	0
2014	10.291462	10.577975	2.78%	6,117
2013	10.721168	10.291462	-4.01%	0
2012	10.213506	10.721168	4.97%	6,438
2011*	10.000000	10.213506	2.14%	1,060
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.283772	14.191952	15.53%	0
2016	11.252393	12.283772	9.17%	0
2015	11.856612	11.252393	-5.10%	0
2014	11.731562	11.856612	1.07%	0
2013*	10.000000	11.731562	17.32%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.747828	13.106123	11.56%	0
2016	11.020498	11.747828	6.60%	0
2015	11.447072	11.020498	-3.73%	0
2014	11.467525	11.447072	-0.18%	0
2013*	10.000000	11.467525	14.68%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.352123	11.582973	38.68%	291
2016	7.911552	8.352123	5.57%	332
2015	9.610399	7.911552	-17.68%	325
2014*	10.000000	9.610399	-3.90%	306
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.777780	9.782491	0.05%	403
2016	9.903332	9.777780	-1.27%	4,818
2015	10.116451	9.903332	-2.11%	23,487
2014*	10.000000	10.116451	1.16%	605
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.672329	8.517707	-1.78%	66,909
2016	8.848647	8.672329	-1.99%	95,312
2015	9.029230	8.848647	-2.00%	71,255
2014	9.213500	9.029230	-2.00%	46,267
2013	9.401529	9.213500	-2.00%	82,799
2012	9.593927	9.401529	-2.01%	88,591
2011	9.789172	9.593927	-1.99%	88,722
2010	9.988936	9.789172	-2.00%	12,645
2009*	10.000000	9.988936	-0.11%	35,912
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.333062	11.423259	22.40%	669
2016	9.435934	9.333062	-1.09%	0
2015	9.721813	9.435934	-2.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.724415	12.447613	16.07%	0
2016	9.996230	10.724415	7.28%	0
2015	10.303084	9.996230	-2.98%	0
2014*	10.000000	10.303084	3.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.402824	11.330190	8.91%	5,325
2016	9.985200	10.402824	4.18%	5,572
2015	10.206727	9.985200	-2.17%	5,816
2014*	10.000000	10.206727	2.07%	5,816
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.584300	11.909365	12.52%	0
2016	10.023904	10.584300	5.59%	0
2015	10.283184	10.023904	-2.52%	0
2014*	10.000000	10.283184	2.83%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.152323	10.515245	3.57%	2,381
2016	9.935330	10.152323	2.18%	2,381
2015	10.111331	9.935330	-1.74%	294
2014*	10.000000	10.111331	1.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.110789	11.299510	11.76%	133
2016	9.759510	10.110789	3.60%	154
2015	10.292293	9.759510	-5.18%	170
2014	10.250610	10.292293	0.41%	221
2013*	10.000000	10.250610	2.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.146373	11.630845	14.63%	0
2016	9.680018	10.146373	4.82%	0
2015	10.284346	9.680018	-5.88%	0
2014	10.315397	10.284346	-0.30%	0
2013*	10.000000	10.315397	3.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.533751	11.658214	10.67%	41,456
2016	10.031568	10.533751	5.01%	38,823
2015	10.270668	10.031568	-2.33%	19,385
2014*	10.000000	10.270668	2.71%	14,709
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.626526	12.151642	14.35%	0
2016	9.995044	10.626526	6.32%	0
2015	10.274019	9.995044	-2.72%	0
2014*	10.000000	10.274019	2.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.354084	11.082322	7.03%	0
2016	9.994799	10.354084	3.59%	0
2015	10.201905	9.994799	-2.03%	4,746
2014*	10.000000	10.201905	2.02%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.219772	12.727206	24.54%	183
2016*	10.000000	10.219772	2.20%	229
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.392230	12.926819	13.47%	3,018
2016	9.663392	11.392230	17.89%	2,700
2015	10.116997	9.663392	-4.48%	854

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.835554	10.249705	4.21%	1,738
2016	9.237000	9.835554	6.48%	1,898
2015	9.706060	9.237000	-4.83%	1,490
2014	9.533877	9.706060	1.81%	1,505
2013*	10.000000	9.533877	-4.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	11.881090	14.617683	23.03%	204
2016	12.430147	11.881090	-4.42%	248
2015	12.767430	12.430147	-2.64%	361
2014	13.206586	12.767430	-3.33%	428
2013	11.130100	13.206586	18.66%	0
2012	9.831826	11.130100	13.20%	0
2011	11.100395	9.831826	-11.43%	0
2010*	10.000000	11.100395	11.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.557271	10.276575	20.09%	1,130
2016	8.317125	8.557271	2.89%	2,526
2015	8.966221	8.317125	-7.24%	2,044
2014*	10.000000	8.966221	-10.34%	2,238
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	16.626941	21.164392	27.29%	5,141
2016	16.634285	16.626941	-0.04%	5,468
2015	16.458672	16.634285	1.07%	5,212
2014	15.247214	16.458672	7.95%	4,148
2013	11.574874	15.247214	31.73%	4,077
2012	10.170144	11.574874	13.81%	3,785
2011	10.723928	10.170144	-5.16%	3,785
2010*	10.000000	10.723928	7.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	16.681927	18.697315	12.08%	4,715
2016	14.667867	16.681927	13.73%	6,955
2015	15.499915	14.667867	-5.37%	4,966
2014	14.346669	15.499915	8.04%	6,101
2013	10.841732	14.346669	32.33%	5,204
2012	9.408415	10.841732	15.23%	4,805
2011	10.222897	9.408415	-7.97%	2,748
2010*	10.000000	10.222897	2.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	16.484130	20.601880	24.98%	1,356
2016	15.859238	16.484130	3.94%	1,356
2015	16.239073	15.859238	-2.34%	4,359
2014	15.976242	16.239073	1.65%	2,027
2013	11.761483	15.976242	35.84%	1,342
2012	10.468943	11.761483	12.35%	970
2011	11.179792	10.468943	-6.36%	970
2010*	10.000000	11.179792	11.80%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.596666	21.863779	11.57%	4,415
2016	17.003821	19.596666	15.25%	2,915
2015	17.866434	17.003821	-4.83%	2,263
2014	15.579398	17.866434	14.68%	2,975
2013	11.716880	15.579398	32.97%	1,833
2012	10.276743	11.716880	14.01%	1,412
2011	10.735264	10.276743	-4.27%	1,412
2010*	10.000000	10.735264	7.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.516115	14.099707	22.43%	2,708
2016	10.849447	11.516115	6.14%	4,566
2015	10.987807	10.849447	-1.26%	4,671
2014*	10.000000	10.987807	9.88%	5,197
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	12.156293	12.993649	6.89%	4,215
2016	9.849419	12.156293	23.42%	2,250
2015	10.694549	9.849419	-7.90%	1,449
2014*	10.000000	10.694549	6.95%	1,895
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	12.040785	13.392288	11.22%	0
2016	10.002084	12.040785	20.38%	0
2015	10.375903	10.002084	-3.60%	0
2014*	10.000000	10.375903	3.76%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.704398	13.825277	18.12%	223
2016	10.721494	11.704398	9.17%	275
2015	10.838927	10.721494	-1.08%	322
2014*	10.000000	10.838927	8.39%	430
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.353907	11.811084	4.03%	0
2016	10.809125	11.353907	5.04%	0
2015	11.691522	10.809125	-7.55%	0
2014	9.276363	11.691522	26.04%	2,679
2013*	10.000000	9.276363	-7.24%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	10.962008	13.056477	19.11%	15,311
2016	10.016634	10.962008	9.44%	9,291
2015	10.103539	10.016634	-0.86%	12,018

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.528084	9.485503	-0.45%	547
2016	9.485631	9.528084	0.45%	1,715
2015	9.712351	9.485631	-2.33%	0
2014	9.861857	9.712351	-1.52%	16,652
2013	10.052529	9.861857	-1.90%	7,346
2012	9.909054	10.052529	1.45%	21,386
2011*	10.000000	9.909054	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.266150	12.607281	11.90%	967
2016	9.510477	11.266150	18.46%	0
2015	10.202693	9.510477	-6.78%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.088686	9.502573	4.55%	0
2016	9.333845	9.088686	-2.63%	0
2015	10.031998	9.333845	-6.96%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.613337	10.396741	8.15%	0
2016	8.981332	9.613337	7.04%	0
2015	9.891886	8.981332	-9.21%	0
2014	10.123738	9.891886	-2.29%	0
2013*	10.000000	10.123738	1.24%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	10.058622	10.140756	0.82%	5,873
2016	9.067122	10.058622	10.94%	7,259
2015	9.558982	9.067122	-5.15%	4,760
2014	9.619192	9.558982	-0.63%	13,947
2013*	10.000000	9.619192	-3.81%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	9.883127	9.890898	0.08%	640
2016	9.661918	9.883127	2.29%	1,758
2015	10.112755	9.661918	-4.46%	1,797
2014	10.431393	10.112755	-3.05%	8,391
2013	10.175922	10.431393	2.51%	8,408
2012*	10.000000	10.175922	1.76%	32,806
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.310665	15.111321	33.60%	2,320
2016	11.559023	11.310665	-2.15%	0
2015	11.377136	11.559023	1.60%	2,067
2014	11.375454	11.377136	0.01%	529
2013*	10.000000	11.375454	13.75%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.155415	11.284457	11.12%	261
2016	9.177676	10.155415	10.65%	304
2015	10.312546	9.177676	-11.00%	2,833
2014	10.475375	10.312546	-1.55%	4,755
2013	10.677486	10.475375	-1.89%	45,314
2012	9.490611	10.677486	12.51%	22,633
2011*	10.000000	9.490611	-5.09%	295
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.223876	6.224603	0.01%	914
2016	5.528361	6.223876	12.58%	909
2015	7.588846	5.528361	-27.15%	742
2014	9.515685	7.588846	-20.25%	692
2013	11.385301	9.515685	-16.42%	746
2012	11.051904	11.385301	3.02%	510
2011	12.197097	11.051904	-9.39%	92
2010*	10.000000	12.197097	21.97%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.181006	13.105613	7.59%	0
2016	10.978331	12.181006	10.95%	200
2015	11.473752	10.978331	-4.32%	200
2014	11.545741	11.473752	-0.62%	200
2013	12.673798	11.545741	-8.90%	2,041
2012	10.981983	12.673798	15.41%	13,705
2011	10.550260	10.981983	4.09%	2,491
2010*	10.000000	10.550260	5.50%	200
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.050364	0.50%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.807038	10.643183	8.53%	741
2016	9.724289	9.807038	0.85%	1,019
2015	10.689780	9.724289	-9.03%	1,157
2014	10.875211	10.689780	-1.71%	1,299
2013	11.877127	10.875211	-8.44%	586
2012	11.517525	11.877127	3.12%	200
2011	10.839642	11.517525	6.25%	8,269
2010*	10.000000	10.839642	8.40%	200
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.259794	10.911959	6.36%	318
2016	10.071539	10.259794	1.87%	1,522
2015	10.720227	10.071539	-6.05%	1,552
2014	10.707878	10.720227	0.12%	1,512
2013	11.950092	10.707878	-10.40%	919
2012	11.411485	11.950092	4.72%	201
2011	10.835845	11.411485	5.31%	201
2010*	10.000000	10.835845	8.36%	201

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	13.249760	13.831479	4.39%	3,854
2016	12.032882	13.249760	10.11%	258
2015	12.499580	12.032882	-3.73%	1,009
2014	12.355260	12.499580	1.17%	1,016
2013	11.935477	12.355260	3.52%	1,016
2012	10.665729	11.935477	11.90%	956
2011	10.541896	10.665729	1.17%	4,800
2010*	10.000000	10.541896	5.42%	1,234
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.330583	3.31%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.536452	9.463276	-0.77%	1,285
2016	9.605182	9.536452	-0.72%	1,563
2015	9.780780	9.605182	-1.80%	1,671
2014	9.906268	9.780780	-1.27%	1,839
2013	10.131966	9.906268	-2.23%	2,611
2012	9.777093	10.131966	3.63%	1,037
2011*	10.000000	9.777093	-2.23%	265
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.349729	10.631909	2.73%	1,812
2016	10.294407	10.349729	0.54%	1,812
2015	10.469358	10.294407	-1.67%	15,339
2014	10.255615	10.469358	2.08%	5,285
2013	10.684266	10.255615	-4.01%	5,777
2012	9.956927	10.684266	7.30%	16,066
2011*	10.000000	9.956927	-0.43%	919
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.880265	10.158230	2.81%	0
2016	9.634971	9.880265	2.55%	1,120
2015	10.010581	9.634971	-3.75%	1,101
2014	9.922817	10.010581	0.88%	1,061
2013*	10.000000	9.922817	-0.77%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	13.137209	13.778882	4.88%	0
2016	11.780980	13.137209	11.51%	0
2015	12.553125	11.780980	-6.15%	0
2014	12.847355	12.553125	-2.29%	0
2013	11.725300	12.847355	9.57%	4,519
2012	10.342006	11.725300	13.38%	5,016
2011	10.771236	10.342006	-3.98%	2,795
2010*	10.000000	10.771236	7.71%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	13.837045	14.211224	2.70%	320
2016	12.952838	13.837045	6.83%	716
2015	13.196850	12.952838	-1.85%	3,125
2014	13.158384	13.196850	0.29%	2,941
2013	12.204219	13.158384	7.82%	40,495
2012	10.912464	12.204219	11.84%	44,956
2011	10.837169	10.912464	0.69%	1,772
2010*	10.000000	10.837169	8.37%	543
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.530628	11.109349	30.23%	0
2016	8.648877	8.530628	-1.37%	0
2015	9.738964	8.648877	-11.19%	114
2014	10.096121	9.738964	-3.54%	114
2013	8.960556	10.096121	12.67%	0
2012	7.918333	8.960556	13.16%	1,782
2011	11.067644	7.918333	-28.46%	0
2010*	10.000000	11.067644	10.68%	0
ProFunds - ProFund VP Banks - Q/NQ
2017	16.184273	18.703728	15.57%	65
2016	13.400814	16.184273	20.77%	1,422
2015	13.733802	13.400814	-2.42%	1,363
2014	12.696584	13.733802	8.17%	1,396
2013	9.707767	12.696584	30.79%	506
2012	7.425739	9.707767	30.73%	22,188
2011*	10.000000	7.425739	-25.74%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	9.254225	11.151855	20.51%	3,643
2016	7.969027	9.254225	16.13%	5,811
2015	9.447007	7.969027	-15.64%	5,148
2014	9.479989	9.447007	-0.35%	3,301
2013	8.167896	9.479989	16.06%	0
2012	7.683006	8.167896	6.31%	0
2011*	10.000000	7.683006	-23.17%	0
ProFunds - ProFund VP Bear - Q/NQ
2017	3.130981	2.517213	-19.60%	0
2016	3.674358	3.130981	-14.79%	0
2015	3.943513	3.674358	-6.83%	0
2014	4.692639	3.943513	-15.96%	0
2013	6.519455	4.692639	-28.02%	0
2012	7.976715	6.519455	-18.27%	0
2011	8.932793	7.976715	-10.70%	2,353
2010*	10.000000	8.932793	-10.67%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	22.587107	27.126804	20.10%	1,359
2016	27.267458	22.587107	-17.16%	1,088
2015	26.934996	27.267458	1.23%	1,222
2014	21.186391	26.934996	27.13%	1,222
2013	12.836147	21.186391	65.05%	733
2012	9.309114	12.836147	37.89%	428
2011*	10.000000	9.309114	-6.91%	0
ProFunds - ProFund VP Bull - Q/NQ
2017	16.442904	19.232032	16.96%	1,227
2016	15.299530	16.442904	7.47%	1,270
2015	15.683625	15.299530	-2.45%	10,567
2014	14.357139	15.683625	9.24%	11,113
2013	11.290423	14.357139	27.16%	3,320
2012	10.116309	11.290423	11.61%	10,429
2011	10.322252	10.116309	-2.00%	15,400
2010*	10.000000	10.322252	3.22%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	15.058102	16.979564	12.76%	176
2016	14.838785	15.058102	1.48%	199
2015	14.536416	14.838785	2.08%	2,841
2014	13.456782	14.536416	8.02%	6,253
2013	10.689844	13.456782	25.88%	0
2012	9.839918	10.689844	8.64%	128
2011*	10.000000	9.839918	-1.60%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	18.162270	21.069525	16.01%	1,978
2016	17.787432	18.162270	2.11%	1,575
2015	17.337402	17.787432	2.60%	896
2014	15.730994	17.337402	10.21%	5,534
2013	11.476345	15.730994	37.07%	640
2012	9.591346	11.476345	19.65%	121
2011*	10.000000	9.591346	-4.09%	1,130
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	6.888795	8.996920	30.60%	1,406
2016	6.331867	6.888795	8.80%	1,625
2015	7.818791	6.331867	-19.02%	1,481
2014	8.260973	7.818791	-5.35%	2,018
2013	9.008183	8.260973	-8.29%	2,570
2012	8.625750	9.008183	4.43%	4,702
2011	10.961398	8.625750	-21.31%	0
2010*	10.000000	10.961398	9.61%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	10.597876	12.433899	17.32%	836
2016	10.030284	10.597876	5.66%	836
2015	11.484327	10.030284	-12.66%	928
2014	12.828042	11.484327	-10.47%	521
2013	10.761448	12.828042	19.20%	2,416
2012	9.418458	10.761448	14.26%	905
2011	10.547587	9.418458	-10.71%	0
2010*	10.000000	10.547587	5.48%	0
ProFunds - ProFund VP Financials - Q/NQ
2017	15.731735	18.222494	15.83%	143
2016	13.919468	15.731735	13.02%	3,025
2015	14.419051	13.919468	-3.46%	7,654
2014	13.030174	14.419051	10.66%	1,408
2013	10.066787	13.030174	29.44%	155
2012	8.235838	10.066787	22.23%	0
2011*	10.000000	8.235838	-17.64%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	17.668421	20.938193	18.51%	1,829
2016	18.789628	17.668421	-5.97%	2,721
2015	18.256039	18.789628	2.92%	4,277
2014	15.059538	18.256039	21.23%	8,723
2013	10.995247	15.059538	36.96%	619
2012	9.556715	10.995247	15.05%	0
2011*	10.000000	9.556715	-4.43%	0
ProFunds - ProFund VP Industrials - Q/NQ
2017	15.067754	18.074886	19.96%	2,174
2016	13.079433	15.067754	15.20%	3,179
2015	13.819055	13.079433	-5.35%	3,991
2014	13.356175	13.819055	3.47%	1,181
2013	9.862348	13.356175	35.43%	2,638
2012	8.690901	9.862348	13.48%	1,990
2011*	10.000000	8.690901	-13.09%	1,353
ProFunds - ProFund VP International - Q/NQ
2017	9.982415	11.915819	19.37%	0
2016	10.280718	9.982415	-2.90%	311
2015	10.873616	10.280718	-5.45%	0
2014	12.074598	10.873616	-9.95%	470
2013	10.311017	12.074598	17.10%	4,386
2012	9.075806	10.311017	13.61%	4,121
2011	10.811023	9.075806	-16.05%	0
2010*	10.000000	10.811023	8.11%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2017	17.757391	23.677464	33.34%	1,538
2016	17.169442	17.757391	3.42%	1,538
2015	14.556999	17.169442	17.95%	3,181
2014	14.689343	14.556999	-0.90%	2,796
2013	9.879976	14.689343	48.68%	641
2012	8.418235	9.879976	17.36%	0
2011*	10.000000	8.418235	-15.82%	0
ProFunds - ProFund VP Japan - Q/NQ
2017	12.813501	14.875140	16.09%	0
2016	13.020517	12.813501	-1.59%	0
2015	12.556828	13.020517	3.69%	0
2014	12.412646	12.556828	1.16%	0
2013	8.544355	12.412646	45.27%	0
2012	7.091612	8.544355	20.49%	2,346
2011	8.883019	7.091612	-20.17%	0
2010*	10.000000	8.883019	-11.17%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	19.909355	25.438644	27.77%	545
2016	19.300150	19.909355	3.16%	1,892
2015	18.327755	19.300150	5.31%	3,330
2014	15.983585	18.327755	14.67%	11,029
2013	12.146490	15.983585	31.59%	2,130
2012	10.663941	12.146490	13.90%	2,382
2011	10.725027	10.663941	-0.57%	3,566
2010*	10.000000	10.725027	7.25%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	10.807136	10.255378	-5.11%	1,583
2016	8.879618	10.807136	21.71%	5,265
2015	11.824769	8.879618	-24.91%	3,175
2014	13.537414	11.824769	-12.65%	1,974
2013	11.133619	13.537414	21.59%	0
2012	11.041482	11.133619	0.83%	0
2011	11.018852	11.041482	0.21%	0
2010*	10.000000	11.018852	10.19%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	16.524408	17.872193	8.16%	139
2016	17.514682	16.524408	-5.65%	804
2015	17.111823	17.514682	2.35%	1,011
2014	14.628843	17.111823	16.97%	5,066
2013	11.340575	14.628843	29.00%	699
2012	10.346039	11.340575	9.61%	1,439
2011*	10.000000	10.346039	3.46%	1,192

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.147546	3.247592	3.18%	1,483
2016	2.061126	3.147546	52.71%	11,214
2015	3.132302	2.061126	-34.20%	12,062
2014	4.198299	3.132302	-25.39%	3,833
2013	6.903745	4.198299	-39.19%	0
2012	8.244302	6.903745	-16.26%	0
2011*	10.000000	8.244302	-17.56%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2017	12.977969	13.742963	5.89%	0
2016	12.525060	12.977969	3.62%	0
2015	12.739388	12.525060	-1.68%	2,708
2014	10.397981	12.739388	22.52%	159
2013	10.600425	10.397981	-1.91%	159
2012	9.231854	10.600425	14.82%	0
2011*	10.000000	9.231854	-7.68%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.423475	2.955717	-13.66%	0
2016	3.683299	3.423475	-7.05%	4,999
2015	3.819103	3.683299	-3.56%	0
2014	5.587981	3.819103	-31.66%	7,846
2013	4.895394	5.587981	14.15%	4,494
2012	5.367866	4.895394	-8.80%	0
2011	8.763863	5.367866	-38.75%	0
2010*	10.000000	8.763863	-12.36%	314
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	16.920275	22.479042	32.85%	464
2016	13.518804	16.920275	25.16%	0
2015	14.203143	13.518804	-4.82%	0
2014	10.773004	14.203143	31.84%	0
2013	8.235764	10.773004	30.81%	0
2012	8.769925	8.235764	-6.09%	0
2011*	10.000000	8.769925	-12.30%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.396649	4.523561	-29.28%	0
2016	7.792409	6.396649	-17.91%	0
2015	7.130104	7.792409	9.29%	568
2014	7.495158	7.130104	-4.87%	0
2013	7.665763	7.495158	-2.23%	250
2012	8.996138	7.665763	-14.79%	0
2011	8.294921	8.996138	8.45%	337
2010*	10.000000	8.294921	-17.05%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2017	4.499133	3.499449	-22.22%	0
2016	4.878382	4.499133	-7.77%	0
2015	5.173604	4.878382	-5.71%	1,128
2014	5.135410	5.173604	0.74%	0
2013	6.633894	5.135410	-22.59%	0
2012	8.478621	6.633894	-21.76%	0
2011	8.497986	8.478621	-0.23%	707
2010*	10.000000	8.497986	-15.02%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.474693	1.813004	-26.74%	0
2016	2.807500	2.474693	-11.85%	608
2015	3.294561	2.807500	-14.78%	0
2014	4.170080	3.294561	-21.00%	0
2013	6.027607	4.170080	-30.82%	0
2012	7.574743	6.027607	-20.42%	0
2011	8.633440	7.574743	-12.26%	0
2010*	10.000000	8.633440	-13.67%	0
ProFunds - ProFund VP Technology - Q/NQ
2017	15.660425	20.748419	32.49%	1,998
2016	14.223503	15.660425	10.10%	101
2015	14.173273	14.223503	0.35%	2,419
2014	12.244357	14.173273	15.75%	2,271
2013	9.979955	12.244357	22.69%	87
2012	9.232443	9.979955	8.10%	0
2011*	10.000000	9.232443	-7.68%	1,184
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	13.889309	13.323216	-4.08%	119
2016	11.649121	13.889309	19.23%	114
2015	11.708675	11.649121	-0.51%	1,323
2014	11.880437	11.708675	-1.45%	190
2013	10.817302	11.880437	9.83%	0
2012	9.473672	10.817302	14.18%	0
2011*	10.000000	9.473672	-5.26%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	13.969373	14.989587	7.30%	0
2016	14.297675	13.969373	-2.30%	1,259
2015	15.461627	14.297675	-7.53%	1,501
2014	11.567424	15.461627	33.67%	6,323
2013	14.592279	11.567424	-20.73%	0
2012	14.747378	14.592279	-1.05%	0
2011	10.485252	14.747378	40.65%	2,470
2010*	10.000000	10.485252	4.85%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	39.809574	65.676983	64.98%	240
2016	37.395265	39.809574	6.46%	497
2015	33.589091	37.395265	11.33%	589
2014	25.231500	33.589091	33.12%	653
2013	14.379667	25.231500	75.47%	4,740
2012	10.970682	14.379667	31.07%	1,156
2011	11.329441	10.970682	-3.17%	0
2010*	10.000000	11.329441	13.29%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.636989	0.343729	-46.04%	3,104
2016	0.814598	0.636989	-21.80%	17,775
2015	1.127221	0.814598	-27.73%	35,970
2014	1.790373	1.127221	-37.04%	16,827
2013	3.556820	1.790373	-49.66%	7,361
2012	5.603381	3.556820	-36.52%	2,193
2011	7.346831	5.603381	-23.73%	140
2010*	10.000000	7.346831	-26.53%	0
ProFunds - ProFund VP Utilities - Q/NQ
2017	14.972175	16.234769	8.43%	440
2016	13.275407	14.972175	12.78%	1,514
2015	14.473013	13.275407	-8.27%	3,437
2014	11.731606	14.473013	23.37%	2,563
2013	10.564535	11.731606	11.05%	286
2012	10.765432	10.564535	-1.87%	5,544
2011*	10.000000	10.765432	7.65%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2017	9.012818	9.935815	10.24%	739
2016	7.226710	9.012818	24.72%	739
2015	7.750968	7.226710	-6.76%	885
2014	7.647694	7.750968	1.35%	1,073
2013	6.040781	7.647694	26.60%	752
2012	4.962538	6.040781	21.73%	1,660
2011	6.511186	4.962538	-23.78%	0
2010	5.877640	6.511186	10.78%	0
2009	6.211069	5.877640	-5.37%	0
2008	10.772976	6.211069	-42.35%	1,262
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	20.744743	24.689139	19.01%	183
2016	16.175041	20.744743	28.25%	374
2015	19.957644	16.175041	-18.95%	255
2014	20.741733	19.957644	-3.78%	604
2013	20.903934	20.741733	-0.78%	460
2012	19.265583	20.903934	8.50%	550
2011	23.531433	19.265583	-18.13%	619
2010	18.955173	23.531433	24.14%	361
2009	12.442011	18.955173	52.35%	5,135
2008	23.253194	12.442011	-46.49%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	22.911933	29.065780	26.86%	416
2016	29.099901	22.911933	-21.26%	850
2015	27.374397	29.099901	6.30%	3,116
2014	21.050334	27.374397	30.04%	2,783
2013	13.929443	21.050334	51.12%	2,270
2012	10.453027	13.929443	33.26%	466
2011	9.644453	10.453027	8.38%	1,517
2010	8.889819	9.644453	8.49%	466
2009	7.665417	8.889819	15.97%	50
2008	8.866134	7.665417	-13.54%	727
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	2.006135	2.053231	2.35%	16,450
2016	1.854087	2.006135	8.20%	16,005
2015	2.858044	1.854087	-35.13%	50,775
2014	4.419565	2.858044	-35.33%	54,430
2013	4.659413	4.419565	-5.15%	1,501
2012	4.822642	4.659413	-3.38%	2,142
2011	5.271072	4.822642	-8.51%	5,304
2010	4.978802	5.271072	5.87%	5,355
2009	4.553947	4.978802	9.33%	8,816
2008	9.116295	4.553947	-50.05%	5,731
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	28.343453	30.980612	9.30%	1,466
2016	27.434123	28.343453	3.31%	1,474
2015	26.354082	27.434123	4.10%	2,407
2014	23.876962	26.354082	10.37%	1,876
2013	18.997051	23.876962	25.69%	0
2012	17.777331	18.997051	6.86%	832
2011	15.944793	17.777331	11.49%	1,392
2010	13.872511	15.944793	14.94%	621
2009	11.883665	13.872511	16.74%	3,272
2008	15.828761	11.883665	-24.92%	79
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	22.680568	35.236312	55.36%	156
2016	17.703155	22.680568	28.12%	697
2015	18.859942	17.703155	-6.13%	1,890
2014	16.476324	18.859942	14.47%	3,402
2013	10.333344	16.476324	59.45%	1,995
2012	9.001392	10.333344	14.80%	1,909
2011	8.419509	9.001392	6.91%	16,139
2010	6.895770	8.419509	22.10%	445
2009	5.141044	6.895770	34.13%	0
2008	13.703486	5.141044	-62.48%	786

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	12.485572	16.037445	28.45%	0
2016	10.245883	12.485572	21.86%	0
2015	10.239597	10.245883	0.06%	0
2014	8.444085	10.239597	21.26%	0
2013	6.379951	8.444085	32.35%	0
2012	6.442787	6.379951	-0.98%	0
2011	7.872001	6.442787	-18.16%	288
2010	7.331995	7.872001	7.37%	0
2009	4.353613	7.331995	68.41%	6,607
2008	8.905174	4.353613	-51.11%	1,850
Rydex Variable Trust - Energy Fund - Q/NQ
2017	17.458780	16.038597	-8.13%	1,021
2016	13.560531	17.458780	28.75%	1,411
2015	19.831941	13.560531	-31.62%	5,509
2014	24.868839	19.831941	-20.25%	1,132
2013	20.552896	24.868839	21.00%	850
2012	20.481294	20.552896	0.35%	802
2011	22.196633	20.481294	-7.73%	876
2010	19.024507	22.196633	16.67%	114
2009	14.016523	19.024507	35.73%	1,603
2008	26.504631	14.016523	-47.12%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	15.646502	12.475390	-20.27%	0
2016	12.963730	15.646502	20.69%	207
2015	19.368588	12.963730	-33.07%	0
2014	27.971260	19.368588	-30.76%	319
2013	23.038347	27.971260	21.41%	125
2012	23.415204	23.038347	-1.61%	289
2011	26.340134	23.415204	-11.10%	0
2010	21.323120	26.340134	23.53%	114
2009	13.396371	21.323120	59.17%	2,146
2008	32.244088	13.396371	-58.45%	271
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	8.097885	10.206409	26.04%	0
2016	8.750880	8.097885	-7.46%	0
2015	9.620951	8.750880	-9.04%	317
2014	11.218764	9.620951	-14.24%	378
2013	9.239934	11.218764	21.42%	439
2012	7.750237	9.239934	19.22%	2,062
2011	9.318827	7.750237	-16.83%	521
2010	10.657308	9.318827	-12.56%	521
2009	8.016806	10.657308	32.94%	3,565
2008	18.123580	8.016806	-55.77%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	11.494823	13.020134	13.27%	4,755
2016	10.126141	11.494823	13.52%	8,440
2015	10.761823	10.126141	-5.91%	4,176
2014	9.754378	10.761823	10.33%	13,464
2013	7.803178	9.754378	25.01%	3,045
2012	6.490488	7.803178	20.22%	3,534
2011	7.784542	6.490488	-16.62%	2,746
2010	6.945625	7.784542	12.08%	0
2009	5.921934	6.945625	17.29%	5,875
2008	11.631559	5.921934	-49.09%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	17.158965	18.436180	7.44%	4,261
2016	17.567703	17.158965	-2.33%	7,890
2015	18.888858	17.567703	-6.99%	9,413
2014	14.313312	18.888858	31.97%	7,036
2013	17.866555	14.313312	-19.89%	18,933
2012	17.700223	17.866555	0.94%	3,729
2011	12.765034	17.700223	38.66%	16,131
2010	11.830356	12.765034	7.90%	4,270
2009	17.633853	11.830356	-32.91%	19,120
2008	12.424467	17.633853	41.93%	7,814
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	19.848301	23.899308	20.41%	1,140
2016	22.426977	19.848301	-11.50%	2,154
2015	21.892972	22.426977	2.44%	2,983
2014	17.926322	21.892972	22.13%	2,448
2013	12.898498	17.926322	38.98%	6,829
2012	11.234058	12.898498	14.82%	1,468
2011	10.949544	11.234058	2.60%	2,292
2010	10.464583	10.949544	4.63%	736
2009	8.566636	10.464583	22.16%	3,386
2008	11.633633	8.566636	-26.36%	1,156
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.605963	11.108131	4.73%	0
2016	9.695358	10.605963	9.39%	0
2015	9.963941	9.695358	-2.70%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2017	26.946525	35.378111	31.29%	0
2016	26.326103	26.946525	2.36%	207
2015	24.791101	26.326103	6.19%	474
2014	24.811640	24.791101	-0.08%	0
2013	16.741200	24.811640	48.21%	406
2012	14.316764	16.741200	16.93%	0
2011	16.586017	14.316764	-13.68%	242
2010	14.013274	16.586017	18.36%	224
2009	8.621506	14.013274	62.54%	8,215
2008	15.960109	8.621506	-45.98%	500

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.494355	0.295755	-40.17%	0
2016	0.717003	0.494355	-31.05%	0
2015	0.795556	0.717003	-9.87%	75,320
2014	1.037657	0.795556	-23.33%	7,883
2013	1.887025	1.037657	-45.01%	2,193
2012	2.483323	1.887025	-24.01%	4,471
2011	3.474640	2.483323	-28.53%	3,776
2010	5.086366	3.474640	-31.69%	0
2009	9.377452	5.086366	-45.76%	0
2008	5.949216	9.377452	57.63%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.589719	2.312506	-10.70%	7,109
2016	2.722498	2.589719	-4.88%	11,726
2015	2.812281	2.722498	-3.19%	10,705
2014	3.821786	2.812281	-26.41%	52,188
2013	3.383419	3.821786	12.96%	49,232
2012	3.680664	3.383419	-8.08%	9,620
2011	5.399095	3.680664	-31.83%	943
2010	6.318667	5.399095	-14.55%	1,977
2009	5.399504	6.318667	17.02%	0
2008	7.894912	5.399504	-31.61%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.486664	1.259642	-15.27%	0
2016	1.875809	1.486664	-20.75%	0
2015	1.935876	1.875809	-3.10%	0
2014	2.233567	1.935876	-13.33%	0
2013	3.146758	2.233567	-29.02%	0
2012	3.933359	3.146758	-20.00%	2,116
2011	4.331096	3.933359	-9.18%	0
2010	5.915645	4.331096	-26.79%	0
2009	9.326778	5.915645	-36.57%	0
2008	7.080005	9.326778	31.73%	129
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	0.776292	0.573206	-26.16%	0
2016	0.875070	0.776292	-11.29%	5,378
2015	1.024855	0.875070	-14.62%	0
2014	1.285222	1.024855	-20.26%	0
2013	1.848493	1.285222	-30.47%	4,431
2012	2.318664	1.848493	-20.28%	0
2011	2.630977	2.318664	-11.87%	0
2010	3.409953	2.630977	-22.84%	0
2009	5.806970	3.409953	-41.28%	0
2008	4.002953	5.806970	45.07%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.374415	1.165308	-15.21%	0
2016	1.759187	1.374415	-21.87%	3,771
2015	1.793276	1.759187	-1.90%	26,509
2014	2.007510	1.793276	-10.67%	465
2013	2.962359	2.007510	-32.23%	2,850
2012	3.693555	2.962359	-19.80%	0
2011	4.079341	3.693555	-9.46%	47,378
2010	5.751637	4.079341	-29.08%	0
2009	8.741279	5.751637	-34.20%	0
2008	7.153192	8.741279	22.20%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	1.726482	1.398458	-19.00%	0
2016	2.002003	1.726482	-13.76%	0
2015	2.137651	2.002003	-6.35%	1,388
2014	2.549863	2.137651	-16.17%	0
2013	3.540848	2.549863	-27.99%	0
2012	4.352374	3.540848	-18.65%	2,926
2011	4.882545	4.352374	-10.86%	463
2010	5.999770	4.882545	-18.62%	0
2009	8.450369	5.999770	-29.00%	0
2008	6.192364	8.450369	36.46%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	11.932390	17.576991	47.30%	0
2016	11.183877	11.932390	6.69%	0
2015	10.189728	11.183877	9.76%	0
2014	12.291922	10.189728	-17.10%	1,084
2013	8.040200	12.291922	52.88%	690
2012	6.831300	8.040200	17.70%	782
2011	9.810404	6.831300	-30.37%	818
2010	8.650018	9.810404	13.41%	818
2009	7.136973	8.650018	21.20%	660
2008	10.865777	7.136973	-34.32%	691
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	26.646974	31.367742	17.72%	0
2016	24.815804	26.646974	7.38%	0
2015	25.245603	24.815804	-1.70%	0
2014	23.966576	25.245603	5.34%	0
2013	17.172421	23.966576	39.56%	0
2012	14.444083	17.172421	18.89%	296
2011	14.385597	14.444083	0.41%	336
2010	11.261597	14.385597	27.74%	392
2009	8.404812	11.261597	33.99%	3,564
2008	16.848111	8.404812	-50.11%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	37.439874	44.929370	20.00%	0
2016	29.466829	37.439874	27.06%	1,196
2015	31.819072	29.466829	-7.39%	1,712
2014	29.006620	31.819072	9.70%	536
2013	19.701335	29.006620	47.23%	983
2012	16.170227	19.701335	21.84%	1,087
2011	17.855354	16.170227	-9.44%	705
2010	13.245371	17.855354	34.80%	353
2009	8.868917	13.245371	49.35%	0
2008	20.039197	8.868917	-55.74%	479
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	34.390256	57.126447	66.11%	1,216
2016	32.017293	34.390256	7.41%	1,744
2015	28.501739	32.017293	12.33%	2,855
2014	21.294537	28.501739	33.85%	3,062
2013	12.056926	21.294537	76.62%	15,957
2012	9.173130	12.056926	31.44%	53
2011	9.423647	9.173130	-2.66%	0
2010	7.023845	9.423647	34.17%	0
2009	3.290594	7.023845	113.45%	1,835
2008	12.255463	3.290594	-73.15%	2,319
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	27.600444	35.468563	28.51%	8,200
2016	26.572747	27.600444	3.87%	9,255
2015	25.050573	26.572747	6.08%	16,376
2014	21.764569	25.050573	15.10%	11,907
2013	16.497187	21.764569	31.93%	3,240
2012	14.416779	16.497187	14.43%	4,191
2011	14.398062	14.416779	0.13%	3,887
2010	12.399605	14.398062	16.12%	2,682
2009	8.323997	12.399605	48.96%	11,748
2008	14.623523	8.323997	-43.08%	38
Rydex Variable Trust - Nova Fund - Q/NQ
2017	19.364173	25.009623	29.15%	12,385
2016	17.073817	19.364173	13.41%	12,760
2015	17.548341	17.073817	-2.70%	3,633
2014	15.099801	17.548341	16.22%	3,936
2013	10.341402	15.099801	46.01%	10,438
2012	8.632519	10.341402	19.80%	4,218
2011	8.912390	8.632519	-3.14%	4,481
2010	7.580555	8.912390	17.57%	4,653
2009	5.708406	7.580555	32.80%	25,946
2008	12.795808	5.708406	-55.39%	3,718

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	10.164364	10.667301	4.95%	8,957
2016	6.265836	10.164364	62.22%	12,091
2015	9.182932	6.265836	-31.77%	6,155
2014	11.337308	9.182932	-19.00%	6,325
2013	21.464976	11.337308	-47.18%	4,997
2012	22.840096	21.464976	-6.02%	4,248
2011	30.728894	22.840096	-25.67%	1,943
2010	22.708696	30.728894	35.32%	1,985
2009	15.527069	22.708696	46.25%	3,461
2008	25.791016	15.527069	-39.80%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	21.766512	22.752003	4.53%	386
2016	20.162519	21.766512	7.96%	418
2015	21.106868	20.162519	-4.47%	3,512
2014	17.798275	21.106868	18.59%	5,491
2013	17.472370	17.798275	1.87%	384
2012	15.065953	17.472370	15.97%	970
2011	15.032329	15.065953	0.22%	1,469
2010	12.284253	15.032329	22.37%	1,564
2009	10.006843	12.284253	22.76%	3,381
2008	17.498368	10.006843	-42.81%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	22.361821	24.725787	10.57%	0
2016	22.748568	22.361821	-1.70%	0
2015	23.525118	22.748568	-3.30%	0
2014	22.092894	23.525118	6.48%	0
2013	16.600790	22.092894	33.08%	0
2012	14.507264	16.600790	14.43%	0
2011	14.057840	14.507264	3.20%	2,181
2010	11.462870	14.057840	22.64%	0
2009	8.110062	11.462870	41.34%	3,078
2008	12.342395	8.110062	-34.29%	113
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	27.375373	32.199239	17.62%	444
2016	21.418100	27.375373	27.81%	2,641
2015	24.037030	21.418100	-10.90%	2,638
2014	23.519193	24.037030	2.20%	5,556
2013	15.135220	23.519193	55.39%	1,639
2012	12.649003	15.135220	19.66%	16,326
2011	14.697746	12.649003	-13.94%	2,744
2010	10.879709	14.697746	35.09%	1,243
2009	8.327737	10.879709	30.64%	1,341
2008	17.474193	8.327737	-52.34%	505

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	19.664589	27.654421	40.63%	795
2016	16.664547	19.664589	18.00%	768
2015	17.291586	16.664547	-3.63%	1,811
2014	14.154670	17.291586	22.16%	3,215
2013	8.560896	14.154670	65.34%	23,594
2012	6.751747	8.560896	26.80%	1,025
2011	7.172518	6.751747	-5.87%	3,282
2010	5.833164	7.172518	22.96%	0
2009	4.066434	5.833164	43.45%	0
2008	12.962003	4.066434	-68.63%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	18.582785	22.655226	21.92%	12,275
2016	18.484630	18.582785	0.53%	11,998
2015	18.660276	18.484630	-0.94%	14,529
2014	16.937453	18.660276	10.17%	25,190
2013	12.229754	16.937453	38.49%	2,750
2012	11.013950	12.229754	11.04%	400
2011	11.361924	11.013950	-3.06%	3,195
2010	9.272502	11.361924	22.53%	2,758
2009	6.426151	9.272502	44.29%	9,468
2008	10.897612	6.426151	-41.03%	7,177
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	19.159615	21.756268	13.55%	3,700
2016	16.652384	19.159615	15.06%	5,192
2015	18.751102	16.652384	-11.19%	4,793
2014	17.246411	18.751102	8.72%	8,597
2013	12.114640	17.246411	42.36%	10,124
2012	10.114193	12.114640	19.78%	3,445
2011	10.657948	10.114193	-5.10%	4,464
2010	9.038866	10.657948	17.91%	57,420
2009	6.097872	9.038866	48.23%	7,596
2008	12.119441	6.097872	-49.69%	6,226
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	22.017534	25.627108	16.39%	1,087
2016	21.875166	22.017534	0.65%	2,119
2015	22.030900	21.875166	-0.71%	2,182
2014	22.835154	22.030900	-3.52%	1,970
2013	17.382194	22.835154	31.37%	3,671
2012	15.284088	17.382194	13.73%	116
2011	15.698663	15.284088	-2.64%	1,681
2010	12.082352	15.698663	29.93%	1,234
2009	7.861955	12.082352	53.68%	12,091
2008	12.564193	7.861955	-37.43%	1,658

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	20.238410	22.442696	10.89%	430
2016	16.021860	20.238410	26.32%	1,053
2015	18.549856	16.021860	-13.63%	568
2014	17.735958	18.549856	4.59%	1,103
2013	13.326322	17.735958	33.09%	1,199
2012	11.624215	13.326322	14.64%	1,316
2011	12.774524	11.624215	-9.00%	751
2010	10.850728	12.774524	17.73%	751
2009	7.131729	10.850728	52.15%	7,042
2008	12.910624	7.131729	-44.76%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	21.635929	24.614731	13.77%	875
2016	18.599689	21.635929	16.32%	3,194
2015	19.050391	18.599689	-2.37%	2,995
2014	19.439324	19.050391	-2.00%	3,687
2013	14.037476	19.439324	38.48%	2,735
2012	12.950787	14.037476	8.39%	818
2011	12.765784	12.950787	1.45%	848
2010	10.387629	12.765784	22.89%	1,076
2009	7.911937	10.387629	31.29%	1,338
2008	12.292366	7.911937	-35.64%	5,800
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	18.530026	18.110038	-2.27%	75
2016	14.351842	18.530026	29.11%	75
2015	16.938945	14.351842	-15.27%	110
2014	17.060738	16.938945	-0.71%	696
2013	12.188556	17.060738	39.97%	1,544
2012	10.332171	12.188556	17.97%	1,990
2011	11.642127	10.332171	-11.25%	917
2010	9.496068	11.642127	22.60%	917
2009	5.971548	9.496068	59.02%	1,700
2008	10.785076	5.971548	-44.63%	7,252
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	7.209654	5.818757	-19.29%	8,036
2016	6.874994	7.209654	4.87%	2,546
2015	6.188961	6.874994	11.08%	10,093
2014	5.137188	6.188961	20.47%	9,851
2013	5.402429	5.137188	-4.91%	11,582
2012	5.882480	5.402429	-8.16%	0
2011	6.269317	5.882480	-6.17%	5,023
2010	6.699137	6.269317	-6.42%	0
2009	8.122304	6.699137	-17.52%	0
2008	7.851309	8.122304	3.45%	205

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2017	19.101067	24.828816	29.99%	1,418
2016	17.546861	19.101067	8.86%	2,787
2015	17.707847	17.546861	-0.91%	1,867
2014	16.388518	17.707847	8.05%	1,707
2013	12.351253	16.388518	32.69%	1,418
2012	11.255108	12.351253	9.74%	1,418
2011	12.647966	11.255108	-11.01%	1,596
2010	11.519651	12.647966	9.79%	0
2009	7.554267	11.519651	52.49%	3,592
2008	14.121626	7.554267	-46.51%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	8.662103	8.986223	3.74%	0
2016	7.528184	8.662103	15.06%	0
2015	8.235992	7.528184	-8.59%	0
2014	8.189888	8.235992	0.56%	0
2013	7.114529	8.189888	15.11%	0
2012	6.923626	7.114529	2.76%	0
2011	8.253353	6.923626	-16.11%	0
2010	7.354456	8.253353	12.22%	0
2009	5.831783	7.354456	26.11%	0
2008	10.886887	5.831783	-46.43%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	25.817005	30.873624	19.59%	671
2016	22.821731	25.817005	13.12%	1,784
2015	27.105985	22.821731	-15.81%	1,238
2014	22.523475	27.105985	20.35%	1,406
2013	15.256775	22.523475	47.63%	1,608
2012	13.240595	15.256775	15.23%	1,464
2011	15.200538	13.240595	-12.89%	853
2010	12.495025	15.200538	21.65%	937
2009	10.861746	12.495025	15.04%	0
2008	14.829560	10.861746	-26.76%	858
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	15.567046	16.937330	8.80%	1,377
2016	13.653079	15.567046	14.02%	3,527
2015	15.038888	13.653079	-9.21%	2,769
2014	12.486991	15.038888	20.44%	1,178
2013	11.213746	12.486991	11.35%	0
2012	11.316708	11.213746	-0.91%	911
2011	9.929708	11.316708	13.97%	3,521
2010	9.479853	9.929708	4.75%	1,342
2009	8.500521	9.479853	11.52%	0
2008	12.316886	8.500521	-30.98%	134

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.288778	6.184389	16.93%	0
2016	5.911374	5.288778	-10.53%	0
2015	7.252572	5.911374	-18.49%	2,002
2014	9.477637	7.252572	-23.48%	11,354
2013	9.951219	9.477637	-4.76%	1,426
2012	10.076049	9.951219	-1.24%	0
2011	10.674490	10.076049	-5.61%	0
2010	11.539485	10.674490	-7.50%	280
2009	11.045387	11.539485	4.47%	0
2008	12.842458	11.045387	-13.99%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.729380	9.779838	0.52%	700
2016	9.690701	9.729380	0.40%	711
2015	9.978813	9.690701	-2.89%	794
2014	10.044407	9.978813	-0.65%	849
2013*	10.000000	10.044407	0.44%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.748713	7.49%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	6.119884	5.895982	-3.66%	1,294
2016	4.345139	6.119884	40.84%	3,251
2015	6.662343	4.345139	-34.78%	2,661
2014	8.403962	6.662343	-20.72%	2,064
2013	7.758228	8.403962	8.32%	1,068
2012	7.657669	7.758228	1.31%	178
2011*	10.000000	7.657669	-23.42%	752

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	12.172628	13.786640	13.26%	0
2016	11.897996	12.172628	2.31%	0
2015	11.991853	11.897996	-0.78%	0
2014	11.430186	11.991853	4.91%	0
2013	10.036177	11.430186	13.89%	0
2012	9.037847	10.036177	11.05%	0
2011*	10.000000	9.037847	-9.62%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.521261	9.248303	-2.87%	0
2016	6.903534	9.521261	37.92%	0
2015	11.354315	6.903534	-39.20%	0
2014	10.358200	11.354315	9.62%	0
2013*	10.000000	10.358200	3.58%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.473745	12.820463	22.41%	0
2016	9.902875	10.473745	5.76%	0
2015	10.245079	9.902875	-3.34%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.865037	10.018166	1.55%	0
2016	9.647656	9.865037	2.25%	0
2015	10.098860	9.647656	-4.47%	0
2014	9.980867	10.098860	1.18%	0
2013	11.133880	9.980867	-10.36%	0
2012	10.585628	11.133880	5.18%	29,994
2011*	10.000000	10.585628	5.86%	25,283
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.230194	12.074095	18.02%	0
2016	9.202790	10.230194	11.16%	0
2015*	10.000000	9.202790	-7.97%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	11.010784	11.729206	6.52%	10,066
2016	9.329801	11.010784	18.02%	15,900
2015*	10.000000	9.329801	-6.70%	17,399
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.613354	10.607984	10.35%	0
2016	9.456103	9.613354	1.66%	0
2015	9.830250	9.456103	-3.81%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.142872	13.712072	23.06%	0
2016	11.169052	11.142872	-0.23%	0
2015	11.405072	11.169052	-2.07%	0
2014	11.428610	11.405072	-0.21%	0
2013*	10.000000	11.428610	14.29%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.081435	12.644978	14.11%	0
2016*	10.000000	11.081435	10.81%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	11.851914	13.201140	11.38%	0
2016	11.655756	11.851914	1.68%	0
2015	12.020061	11.655756	-3.03%	0
2014	12.039030	12.020061	-0.16%	0
2013	10.742348	12.039030	12.07%	0
2012	9.973646	10.742348	7.71%	0
2011	10.566598	9.973646	-5.61%	0
2010*	10.000000	10.566598	5.67%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.708251	10.909892	12.38%	0
2016	9.335754	9.708251	3.99%	0
2015	9.926810	9.335754	-5.95%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.828419	9.936157	1.10%	0
2016*	10.000000	9.828419	-1.72%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.064598	0.65%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.155818	1.56%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.560685	5.529596	-0.56%	0
2016	5.067594	5.560685	9.73%	0
2015	6.907338	5.067594	-26.63%	0
2014	8.497567	6.907338	-18.71%	0
2013	9.668519	8.497567	-12.11%	0
2012	10.082635	9.668519	-4.11%	0
2011	11.784078	10.082635	-14.44%	0
2010*	10.000000	11.784078	17.84%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.674050	13.155382	12.69%	0
2016	10.345033	11.674050	12.85%	0
2015	10.834176	10.345033	-4.51%	0
2014*	10.000000	10.834176	8.34%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.172904	10.307961	1.33%	0
2016	9.532466	10.172904	6.72%	0
2015*	10.000000	9.532466	-4.68%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.458531	12.766874	11.42%	0
2016	11.374687	11.458531	0.74%	0
2015	11.619770	11.374687	-2.11%	0
2014	11.240420	11.619770	3.37%	0
2013	9.949459	11.240420	12.98%	0
2012	9.050781	9.949459	9.93%	0
2011*	10.000000	9.050781	-9.49%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.382791	11.809701	13.74%	0
2016*	10.000000	10.382791	3.83%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.643698	11.745070	10.35%	0
2016	9.231065	10.643698	15.30%	0
2015*	10.000000	9.231065	-7.69%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.205548	12.799909	14.23%	0
2016*	10.000000	11.205548	12.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.063620	13.290216	32.06%	0
2016	10.217466	10.063620	-1.51%	0
2015*	10.000000	10.217466	2.17%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.140358	10.619776	4.73%	0
2016	9.067215	10.140358	11.84%	0
2015*	10.000000	9.067215	-9.33%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.925183	10.110382	1.87%	0
2016*	10.000000	9.925183	-0.75%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.148657	1.49%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.034514	10.571046	5.35%	0
2016	9.483572	10.034514	5.81%	0
2015	9.873212	9.483572	-3.95%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	14.048461	15.409725	9.69%	0
2016	12.671478	14.048461	10.87%	0
2015	13.793781	12.671478	-8.14%	0
2014	13.692515	13.793781	0.74%	0
2013	11.294240	13.692515	21.23%	0
2012	9.998157	11.294240	12.96%	0
2011	10.366852	9.998157	-3.56%	0
2010*	10.000000	10.366852	3.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	10.939684	11.752650	7.43%	13,300
2016	9.794447	10.939684	11.69%	13,300
2015	10.758425	9.794447	-8.96%	13,300
2014	10.498973	10.758425	2.47%	7,113
2013*	10.000000	10.498973	4.99%	7,683
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.207521	12.986132	6.38%	0
2016	11.109618	12.207521	9.88%	0
2015	11.771863	11.109618	-5.63%	0
2014	11.369233	11.771863	3.54%	0
2013*	10.000000	11.369233	13.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.437919	9.423006	-0.16%	0
2016	9.359850	9.437919	0.83%	0
2015*	10.000000	9.359850	-6.40%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.844769	10.907959	10.80%	0
2016	9.632413	9.844769	2.20%	0
2015	10.441442	9.632413	-7.75%	0
2014	10.255353	10.441442	1.81%	0
2013*	10.000000	10.255353	2.55%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.595207	9.517069	-0.81%	3,769
2016	9.702248	9.595207	-1.10%	5,954
2015	9.961605	9.702248	-2.60%	6,515
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	5.969975	6.357250	6.49%	0
2016	7.150364	5.969975	-16.51%	0
2015	7.414776	7.150364	-3.57%	0
2014	6.753810	7.414776	9.79%	0
2013	6.721144	6.753810	0.49%	0
2012	7.728114	6.721144	-13.03%	0
2011	8.634444	7.728114	-10.50%	0
2010	9.138260	8.634444	-5.51%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	12.899968	14.513161	12.51%	0
2016	13.083497	12.899968	-1.40%	0
2015	13.191094	13.083497	-0.82%	0
2014	13.101023	13.191094	0.69%	0
2013	11.387180	13.101023	15.05%	0
2012	11.132793	11.387180	2.29%	0
2011	12.163554	11.132793	-8.47%	0
2010	11.166356	12.163554	8.93%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	8.438998	8.570238	1.56%	0
2016	8.657006	8.438998	-2.52%	0
2015	8.677746	8.657006	-0.24%	0
2014	8.464929	8.677746	2.51%	0
2013	8.501537	8.464929	-0.43%	0
2012	8.490987	8.501537	0.12%	0
2011	8.384750	8.490987	1.27%	0
2010	8.061812	8.384750	4.01%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.638781	10.782120	1.35%	0
2016	10.004162	10.638781	6.34%	0
2015	10.139679	10.004162	-1.34%	0
2014	10.111140	10.139679	0.28%	0
2013*	10.000000	10.111140	1.11%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.587240	11.390462	7.59%	0
2016	9.692074	10.587240	9.24%	0
2015	10.350438	9.692074	-6.36%	0
2014	9.996258	10.350438	3.54%	0
2013*	10.000000	9.996258	-0.04%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	10.739944	12.442826	15.86%	0
2016	11.253119	10.739944	-4.56%	0
2015	12.534942	11.253119	-10.23%	0
2014	13.508614	12.534942	-7.21%	0
2013	11.021339	13.508614	22.57%	0
2012	9.441919	11.021339	16.73%	0
2011	10.387714	9.441919	-9.10%	0
2010*	10.000000	10.387714	3.88%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.474127	10.610855	25.21%	0
2016	7.162546	8.474127	18.31%	0
2015	9.147158	7.162546	-21.70%	0
2014	9.792759	9.147158	-6.59%	0
2013*	10.000000	9.792759	-2.07%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	9.995456	10.616222	6.21%	0
2016	8.845584	9.995456	13.00%	0
2015	9.615221	8.845584	-8.00%	0
2014	9.966927	9.615221	-3.53%	0
2013*	10.000000	9.966927	-0.33%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.924131	10.096855	1.74%	0
2016*	10.000000	9.924131	-0.76%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.876900	11.890956	9.32%	0
2016*	10.000000	10.876900	8.77%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	10.853459	11.756995	8.32%	0
2016	10.454638	10.853459	3.81%	0
2015	10.946098	10.454638	-4.49%	0
2014	10.719865	10.946098	2.11%	0
2013	10.082866	10.719865	6.32%	0
2012	9.421565	10.082866	7.02%	0
2011*	10.000000	9.421565	-5.78%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.191337	12.013383	7.35%	0
2016	10.331714	11.191337	8.32%	0
2015	10.673421	10.331714	-3.20%	0
2014	10.590702	10.673421	0.78%	0
2013	11.850047	10.590702	-10.63%	0
2012	10.263852	11.850047	15.45%	0
2011*	10.000000	10.263852	2.64%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.028412	11.055701	10.24%	0
2016	8.904855	10.028412	12.62%	0
2015	10.557224	8.904855	-15.65%	0
2014*	10.000000	10.557224	5.57%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.485966	12.343367	7.46%	0
2016	11.370565	11.485966	1.01%	0
2015	11.775562	11.370565	-3.44%	0
2014	10.559343	11.775562	11.52%	0
2013	10.503700	10.559343	0.53%	0
2012	8.252730	10.503700	27.28%	0
2011*	10.000000	8.252730	-17.47%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.553316	11.988040	13.60%	0
2016	10.212522	10.553316	3.34%	0
2015	11.154684	10.212522	-8.45%	0
2014	11.165289	11.154684	-0.09%	0
2013	9.847602	11.165289	13.38%	0
2012	8.842987	9.847602	11.36%	0
2011*	10.000000	8.842987	-11.57%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.794288	15.646363	13.43%	0
2016	12.919455	13.794288	6.77%	0
2015	13.061320	12.919455	-1.09%	0
2014	12.700856	13.061320	2.84%	0
2013	10.517580	12.700856	20.76%	0
2012	9.279738	10.517580	13.34%	0
2011*	10.000000	9.279738	-7.20%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.040162	11.647915	16.01%	0
2016*	10.000000	10.040162	0.40%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.447126	10.925045	4.57%	0
2016	9.342578	10.447126	11.82%	0
2015	9.793488	9.342578	-4.60%	0
2014*	10.000000	9.793488	-2.07%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.955139	13.388313	22.21%	0
2016*	10.000000	10.955139	9.55%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.891822	9.991992	1.01%	0
2016	9.874927	9.891822	0.17%	0
2015	10.067336	9.874927	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	14.786980	17.352569	17.35%	0
2016	13.930485	14.786980	6.15%	0
2015	14.475968	13.930485	-3.77%	0
2014	14.142951	14.475968	2.35%	0
2013	11.151791	14.142951	26.82%	0
2012	9.802320	11.151791	13.77%	0
2011	10.688893	9.802320	-8.29%	0
2010*	10.000000	10.688893	6.89%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.657757	13.893289	9.76%	0
2016	12.178065	12.657757	3.94%	0
2015	12.566085	12.178065	-3.09%	0
2014	12.300475	12.566085	2.16%	0
2013	10.952514	12.300475	12.31%	0
2012	10.068599	10.952514	8.78%	0
2011	10.419019	10.068599	-3.36%	0
2010*	10.000000	10.419019	4.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.726707	15.571396	13.44%	0
2016	13.057177	13.726707	5.13%	0
2015	13.509989	13.057177	-3.35%	0
2014	13.173911	13.509989	2.55%	0
2013	11.092806	13.173911	18.76%	0
2012	9.965878	11.092806	11.31%	0
2011	10.537328	9.965878	-5.42%	0
2010*	10.000000	10.537328	5.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.096650	11.560959	4.18%	0
2016	10.828720	11.096650	2.47%	0
2015	11.137098	10.828720	-2.77%	0
2014	11.003067	11.137098	1.22%	0
2013	10.705280	11.003067	2.78%	0
2012	10.167450	10.705280	5.29%	0
2011	10.235316	10.167450	-0.66%	0
2010*	10.000000	10.235316	2.35%	12,132
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	9.971635	11.210115	12.42%	0
2016	9.643873	9.971635	3.40%	0
2015	10.287487	9.643873	-6.26%	0
2014	10.270663	10.287487	0.16%	0
2013*	10.000000	10.270663	2.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.919918	11.445950	15.38%	0
2016	9.534620	9.919918	4.04%	0
2015	10.233243	9.534620	-6.83%	0
2014	10.342614	10.233243	-1.06%	0
2013*	10.000000	10.342614	3.43%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.203917	14.740803	11.64%	0
2016	12.628440	13.203917	4.56%	0
2015	13.031668	12.628440	-3.09%	0
2014	12.722959	13.031668	2.43%	0
2013	11.026025	12.722959	15.39%	0
2012	10.018081	11.026025	10.06%	0
2011	10.471573	10.018081	-4.33%	0
2010*	10.000000	10.471573	4.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	14.084974	16.290138	15.66%	0
2016	13.364408	14.084974	5.39%	0
2015	13.853014	13.364408	-3.53%	0
2014	13.525935	13.853014	2.42%	0
2013	11.111426	13.525935	21.73%	0
2012	9.900441	11.111426	12.23%	0
2011	10.602550	9.900441	-6.62%	0
2010*	10.000000	10.602550	6.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.188038	13.119117	7.64%	0
2016	11.738359	12.188038	3.83%	0
2015	12.113078	11.738359	-3.09%	0
2014	11.881560	12.113078	1.95%	0
2013	10.904669	11.881560	8.96%	0
2012	10.117270	10.904669	7.78%	0
2011	10.356558	10.117270	-2.31%	0
2010*	10.000000	10.356558	3.57%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.414114	10.585477	1.65%	0
2016	10.288260	10.414114	1.22%	0
2015	10.558200	10.288260	-2.56%	0
2014	10.277470	10.558200	2.73%	0
2013	10.712051	10.277470	-4.06%	0
2012	10.210052	10.712051	4.92%	0
2011*	10.000000	10.210052	2.10%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.258981	14.156103	15.48%	0
2016	11.235397	12.258981	9.11%	0
2015	11.844754	11.235397	-5.14%	0
2014	11.725808	11.844754	1.01%	0
2013*	10.000000	11.725808	17.26%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.724118	13.073016	11.51%	0
2016	11.003852	11.724118	6.55%	0
2015	11.435618	11.003852	-3.78%	0
2014	11.461903	11.435618	-0.23%	0
2013*	10.000000	11.461903	14.62%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.340674	11.561234	38.61%	0
2016	7.904741	8.340674	5.51%	0
2015	9.607036	7.904741	-17.72%	0
2014*	10.000000	9.607036	-3.93%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.764411	9.764147	0.00%	0
2016	9.894813	9.764411	-1.32%	0
2015	10.112914	9.894813	-2.16%	0
2014*	10.000000	10.112914	1.13%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.641187	8.482808	-1.83%	0
2016	8.821360	8.641187	-2.04%	0
2015	9.005978	8.821360	-2.05%	0
2014	9.194462	9.005978	-2.05%	7,340
2013	9.386889	9.194462	-2.05%	7,912
2012	9.583885	9.386889	-2.06%	8,498
2011	9.783904	9.583885	-2.04%	9,096
2010	9.988657	9.783904	-2.05%	9,703
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.322886	11.405002	22.33%	0
2016	9.430440	9.322886	-1.14%	0
2015	9.721118	9.430440	-2.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.709742	12.424267	16.01%	0
2016	9.987642	10.709742	7.23%	0
2015	10.299489	9.987642	-3.03%	0
2014*	10.000000	10.299489	2.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.388612	11.308950	8.86%	0
2016	9.976627	10.388612	4.13%	0
2015	10.203147	9.976627	-2.22%	0
2014*	10.000000	10.203147	2.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.569819	11.887024	12.46%	0
2016	10.015292	10.569819	5.54%	0
2015	10.279596	10.015292	-2.57%	0
2014*	10.000000	10.279596	2.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.138450	10.495542	3.52%	0
2016	9.926802	10.138450	2.13%	0
2015	10.107799	9.926802	-1.79%	0
2014*	10.000000	10.107799	1.08%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.094624	11.275713	11.70%	0
2016	9.748864	10.094624	3.55%	0
2015	10.286322	9.748864	-5.22%	0
2014	10.249896	10.286322	0.36%	0
2013*	10.000000	10.249896	2.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.130151	11.606341	14.57%	0
2016	9.669458	10.130151	4.76%	0
2015	10.278375	9.669458	-5.92%	0
2014	10.314675	10.278375	-0.35%	0
2013*	10.000000	10.314675	3.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.519341	11.636345	10.62%	0
2016	10.022941	10.519341	4.95%	0
2015	10.267086	10.022941	-2.38%	0
2014*	10.000000	10.267086	2.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.611958	12.128817	14.29%	0
2016	9.986442	10.611958	6.26%	0
2015	10.270423	9.986442	-2.77%	0
2014*	10.000000	10.270423	2.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.339937	11.061542	6.98%	0
2016	9.986220	10.339937	3.54%	0
2015	10.198346	9.986220	-2.08%	0
2014*	10.000000	10.198346	1.98%	7,393
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.216196	12.716291	24.47%	0
2016*	10.000000	10.216196	2.16%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.379798	12.906150	13.41%	0
2016	9.657759	11.379798	17.83%	0
2015	10.116276	9.657759	-4.53%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.817157	10.225322	4.16%	0
2016	9.224421	9.817157	6.43%	0
2015	9.697800	9.224421	-4.88%	0
2014	9.530619	9.697800	1.75%	0
2013*	10.000000	9.530619	-4.69%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	11.840746	14.560650	22.97%	0
2016	12.394249	11.840746	-4.47%	0
2015	12.737069	12.394249	-2.69%	0
2014	13.181907	12.737069	-3.37%	0
2013	11.114969	13.181907	18.60%	0
2012	9.823486	11.114969	13.15%	0
2011	11.096640	9.823486	-11.47%	0
2010*	10.000000	11.096640	10.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.545560	10.257295	20.03%	0
2016	8.309976	8.545560	2.83%	0
2015	8.963091	8.309976	-7.29%	0
2014*	10.000000	8.963091	-10.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	16.570582	21.081932	27.23%	0
2016	16.586331	16.570582	-0.09%	0
2015	16.419607	16.586331	1.02%	0
2014	15.218786	16.419607	7.89%	0
2013	11.559173	15.218786	31.66%	0
2012	10.161534	11.559173	13.75%	0
2011	10.720302	10.161534	-5.21%	0
2010*	10.000000	10.720302	7.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	16.625303	18.624380	12.02%	0
2016	14.625515	16.625303	13.67%	0
2015	15.463060	14.625515	-5.42%	0
2014	14.319873	15.463060	7.98%	0
2013	10.827005	14.319873	32.26%	0
2012	9.400435	10.827005	15.18%	0
2011	10.219439	9.400435	-8.01%	0
2010*	10.000000	10.219439	2.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	16.428185	20.521521	24.92%	0
2016	15.813455	16.428185	3.89%	0
2015	16.200459	15.813455	-2.39%	0
2014	15.946391	16.200459	1.59%	0
2013	11.745495	15.946391	35.77%	0
2012	10.460063	11.745495	12.29%	0
2011	11.176012	10.460063	-6.41%	0
2010*	10.000000	11.176012	11.76%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.530195	21.778540	11.51%	0
2016	16.954767	19.530195	15.19%	0
2015	17.824001	16.954767	-4.88%	0
2014	15.550320	17.824001	14.62%	723
2013	11.700981	15.550320	32.90%	0
2012	10.268050	11.700981	13.96%	0
2011	10.731640	10.268050	-4.32%	0
2010*	10.000000	10.731640	7.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.500357	14.073248	22.37%	0
2016	10.840115	11.500357	6.09%	0
2015	10.983963	10.840115	-1.31%	0
2014*	10.000000	10.983963	9.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	12.139653	12.969262	6.83%	0
2016	9.840952	12.139653	23.36%	0
2015	10.690814	9.840952	-7.95%	0
2014*	10.000000	10.690814	6.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	12.024329	13.367187	11.17%	0
2016	9.993495	12.024329	20.32%	0
2015	10.372279	9.993495	-3.65%	0
2014*	10.000000	10.372279	3.72%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.688397	13.799363	18.06%	0
2016	10.712285	11.688397	9.11%	0
2015	10.835144	10.712285	-1.13%	0
2014*	10.000000	10.835144	8.35%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.332670	11.782998	3.97%	0
2016	10.794404	11.332670	4.99%	0
2015	11.681579	10.794404	-7.59%	0
2014	9.273200	11.681579	25.97%	0
2013*	10.000000	9.273200	-7.27%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	10.950068	13.035629	19.05%	0
2016	10.010810	10.950068	9.38%	0
2015	10.102821	10.010810	-0.91%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.500590	9.453320	-0.50%	0
2016	9.463085	9.500590	0.40%	0
2015	9.694210	9.463085	-2.38%	0
2014	9.848455	9.694210	-1.57%	0
2013	10.043987	9.848455	-1.95%	0
2012	9.905703	10.043987	1.40%	0
2011*	10.000000	9.905703	-0.94%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.253869	12.587131	11.85%	0
2016	9.504943	11.253869	18.40%	0
2015	10.201961	9.504943	-6.83%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.078793	9.487395	4.50%	0
2016	9.328422	9.078793	-2.68%	0
2015	10.031283	9.328422	-7.01%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.597960	10.374837	8.09%	0
2016	8.971521	9.597960	6.98%	0
2015	9.886139	8.971521	-9.25%	0
2014	10.123030	9.886139	-2.34%	0
2013*	10.000000	10.123030	1.23%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	10.039826	10.116664	0.77%	0
2016	9.054794	10.039826	10.88%	0
2015	9.550854	9.054794	-5.19%	0
2014	9.615909	9.550854	-0.68%	0
2013*	10.000000	9.615909	-3.84%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	9.860164	9.862898	0.03%	0
2016	9.644392	9.860164	2.24%	0
2015	10.099576	9.644392	-4.51%	0
2014	10.423125	10.099576	-3.10%	0
2013	10.173048	10.423125	2.46%	0
2012*	10.000000	10.173048	1.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.289516	15.075406	33.53%	0
2016	11.543290	11.289516	-2.20%	0
2015	11.367451	11.543290	1.55%	0
2014	11.371570	11.367451	-0.04%	0
2013*	10.000000	11.371570	13.72%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.126118	11.246187	11.06%	0
2016	9.155849	10.126118	10.60%	0
2015	10.293285	9.155849	-11.05%	0
2014	10.461142	10.293285	-1.60%	0
2013	10.668426	10.461142	-1.94%	0
2012	9.487406	10.668426	12.45%	0
2011*	10.000000	9.487406	-5.13%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.202752	6.200319	-0.04%	0
2016	5.512402	6.202752	12.52%	0
2015	7.570806	5.512402	-27.19%	0
2014	9.497917	7.570806	-20.29%	0
2013	11.369853	9.497917	-16.46%	0
2012	11.042551	11.369853	2.96%	0
2011	12.192985	11.042551	-9.44%	0
2010*	10.000000	12.192985	21.93%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.139666	13.054485	7.54%	0
2016	10.946641	12.139666	10.90%	0
2015	11.446481	10.946641	-4.37%	0
2014	11.524179	11.446481	-0.67%	0
2013	12.656587	11.524179	-8.95%	0
2012	10.972678	12.656587	15.35%	0
2011	10.546687	10.972678	4.04%	0
2010*	10.000000	10.546687	5.47%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.046960	0.47%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.773726	10.601635	8.47%	0
2016	9.696195	9.773726	0.80%	0
2015	10.664337	9.696195	-9.08%	0
2014	10.854855	10.664337	-1.76%	0
2013	11.860943	10.854855	-8.48%	0
2012	11.507722	11.860943	3.07%	0
2011	10.835931	11.507722	6.20%	0
2010*	10.000000	10.835931	8.36%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.225014	10.869450	6.30%	0
2016	10.042504	10.225014	1.82%	0
2015	10.694782	10.042504	-6.10%	0
2014	10.687899	10.694782	0.06%	0
2013	11.933879	10.687899	-10.44%	0
2012	11.401830	11.933879	4.67%	0
2011	10.832178	11.401830	5.26%	0
2010*	10.000000	10.832178	8.32%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	13.204801	13.777522	4.34%	0
2016	11.998147	13.204801	10.06%	0
2015	12.469863	11.998147	-3.78%	0
2014	12.332174	12.469863	1.12%	0
2013	11.919262	12.332174	3.46%	0
2012	10.656693	11.919262	11.85%	0
2011	10.538331	10.656693	1.12%	0
2010*	10.000000	10.538331	5.38%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.327090	3.27%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.508882	9.431117	-0.82%	19,109
2016	9.582292	9.508882	-0.77%	30,183
2015	9.762459	9.582292	-1.85%	33,030
2014	9.892751	9.762459	-1.32%	43,401
2013	10.123315	9.892751	-2.28%	46,880
2012	9.773742	10.123315	3.58%	30,947
2011*	10.000000	9.773742	-2.26%	27,474
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.319874	10.595843	2.67%	0
2016	10.269921	10.319874	0.49%	0
2015	10.449787	10.269921	-1.72%	0
2014	10.241673	10.449787	2.03%	0
2013	10.675195	10.241673	-4.06%	0
2012	9.953562	10.675195	7.25%	0
2011*	10.000000	9.953562	-0.46%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.864491	10.136856	2.76%	0
2016	9.624475	9.864491	2.49%	0
2015	10.004779	9.624475	-3.80%	0
2014	9.922124	10.004779	0.83%	0
2013*	10.000000	9.922124	-0.78%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	13.092581	13.725098	4.83%	0
2016	11.746938	13.092581	11.46%	0
2015	12.523229	11.746938	-6.20%	0
2014	12.823298	12.523229	-2.34%	0
2013	11.709326	12.823298	9.51%	0
2012	10.333196	11.709326	13.32%	0
2011	10.767542	10.333196	-4.03%	0
2010*	10.000000	10.767542	7.68%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	13.790112	14.155823	2.65%	0
2016	12.915474	13.790112	6.77%	0
2015	13.165497	12.915474	-1.90%	0
2014	13.133824	13.165497	0.24%	0
2013	12.187657	13.133824	7.76%	0
2012	10.903224	12.187657	11.78%	0
2011	10.833504	10.903224	0.64%	0
2010*	10.000000	10.833504	8.34%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.501654	11.065990	30.16%	0
2016	8.623893	8.501654	-1.42%	0
2015	9.715793	8.623893	-11.24%	0
2014	10.077260	9.715793	-3.59%	0
2013	8.948379	10.077260	12.62%	0
2012	7.911625	8.948379	13.10%	0
2011	11.063904	7.911625	-28.49%	0
2010*	10.000000	11.063904	10.64%	0
ProFunds - ProFund VP Banks - Q/NQ
2017	16.137572	18.640271	15.51%	0
2016	13.368948	16.137572	20.71%	0
2015	13.708130	13.368948	-2.47%	0
2014	12.679317	13.708130	8.11%	0
2013	9.699507	12.679317	30.72%	0
2012	7.423218	9.699507	30.66%	0
2011*	10.000000	7.423218	-25.77%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	9.227514	11.114016	20.44%	0
2016	7.950067	9.227514	16.07%	0
2015	9.429342	7.950067	-15.69%	0
2014	9.467095	9.429342	-0.40%	0
2013	8.160956	9.467095	16.00%	0
2012	7.680402	8.160956	6.26%	0
2011*	10.000000	7.680402	-23.20%	0
ProFunds - ProFund VP Bear - Q/NQ
2017	3.120354	2.507393	-19.64%	0
2016	3.663748	3.120354	-14.83%	0
2015	3.934140	3.663748	-6.87%	0
2014	4.683873	3.934140	-16.01%	0
2013	6.510595	4.683873	-28.06%	0
2012	7.969954	6.510595	-18.31%	0
2011	8.929765	7.969954	-10.75%	0
2010*	10.000000	8.929765	-10.70%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	22.521975	27.034831	20.04%	0
2016	27.202673	22.521975	-17.21%	0
2015	26.884711	27.202673	1.18%	0
2014	21.157616	26.884711	27.07%	374
2013	12.825254	21.157616	64.97%	0
2012	9.305968	12.825254	37.82%	0
2011*	10.000000	9.305968	-6.94%	0
ProFunds - ProFund VP Bull - Q/NQ
2017	16.387104	19.157028	16.90%	0
2016	15.255358	16.387104	7.42%	0
2015	15.646322	15.255358	-2.50%	0
2014	14.330310	15.646322	9.18%	0
2013	11.275078	14.330310	27.10%	0
2012	10.107731	11.275078	11.55%	0
2011	10.318759	10.107731	-2.05%	0
2010*	10.000000	10.318759	3.19%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	15.014657	16.921955	12.70%	0
2016	14.803503	15.014657	1.43%	0
2015	14.509263	14.803503	2.03%	0
2014	13.438509	14.509263	7.97%	0
2013	10.680768	13.438509	25.82%	0
2012	9.836593	10.680768	8.58%	0
2011*	10.000000	9.836593	-1.63%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	18.109851	20.998035	15.95%	0
2016	17.745124	18.109851	2.06%	0
2015	17.304992	17.745124	2.54%	0
2014	15.709605	17.304992	10.16%	0
2013	11.466597	15.709605	37.00%	0
2012	9.588095	11.466597	19.59%	0
2011*	10.000000	9.588095	-4.12%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	6.865404	8.961815	30.54%	0
2016	6.313577	6.865404	8.74%	0
2015	7.800197	6.313577	-19.06%	0
2014	8.245536	7.800197	-5.40%	0
2013	8.995936	8.245536	-8.34%	0
2012	8.618435	8.995936	4.38%	0
2011	10.957692	8.618435	-21.35%	0
2010*	10.000000	10.957692	9.58%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	10.561898	12.385387	17.26%	0
2016	10.001319	10.561898	5.61%	0
2015	11.457012	10.001319	-12.71%	0
2014	12.804075	11.457012	-10.52%	0
2013	10.746817	12.804075	19.14%	0
2012	9.410461	10.746817	14.20%	0
2011	10.544011	9.410461	-10.75%	0
2010*	10.000000	10.544011	5.44%	0
ProFunds - ProFund VP Financials - Q/NQ
2017	15.686289	18.160604	15.77%	0
2016	13.886325	15.686289	12.96%	0
2015	14.392067	13.886325	-3.51%	0
2014	13.012424	14.392067	10.60%	0
2013	10.058205	13.012424	29.37%	0
2012	8.233035	10.058205	22.17%	0
2011*	10.000000	8.233035	-17.67%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	17.617452	20.867176	18.45%	0
2016	18.744954	17.617452	-6.01%	0
2015	18.221939	18.744954	2.87%	0
2014	15.039081	18.221939	21.16%	0
2013	10.985916	15.039081	36.89%	0
2012	9.553488	10.985916	14.99%	0
2011*	10.000000	9.553488	-4.47%	0
ProFunds - ProFund VP Industrials - Q/NQ
2017	15.024293	18.013582	19.90%	0
2016	13.048346	15.024293	15.14%	0
2015	13.793242	13.048346	-5.40%	0
2014	13.338028	13.793242	3.41%	0
2013	9.853977	13.338028	35.36%	0
2012	8.687959	9.853977	13.42%	0
2011*	10.000000	8.687959	-13.12%	0
ProFunds - ProFund VP International - Q/NQ
2017	9.948521	11.869303	19.31%	0
2016	10.251029	9.948521	-2.95%	0
2015	10.847753	10.251029	-5.50%	0
2014	12.052036	10.847753	-9.99%	0
2013	10.297008	12.052036	17.04%	0
2012	9.068105	10.297008	13.55%	0
2011	10.807367	9.068105	-16.09%	0
2010*	10.000000	10.807367	8.07%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2017	17.706138	23.597136	33.27%	0
2016	17.128604	17.706138	3.37%	0
2015	14.529789	17.128604	17.89%	0
2014	14.669377	14.529789	-0.95%	0
2013	9.871577	14.669377	48.60%	0
2012	8.415384	9.871577	17.30%	0
2011*	10.000000	8.415384	-15.85%	0
ProFunds - ProFund VP Japan - Q/NQ
2017	12.770028	14.817137	16.03%	0
2016	12.982943	12.770028	-1.64%	0
2015	12.526975	12.982943	3.64%	0
2014	12.389450	12.526975	1.11%	0
2013	8.532730	12.389450	45.20%	0
2012	7.085591	8.532730	20.42%	0
2011	8.880013	7.085591	-20.21%	0
2010*	10.000000	8.880013	-11.20%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	19.841822	25.339480	27.71%	0
2016	19.244468	19.841822	3.10%	0
2015	18.284208	19.244468	5.25%	0
2014	15.953735	18.284208	14.61%	0
2013	12.129996	15.953735	31.52%	0
2012	10.654915	12.129996	13.84%	0
2011	10.721400	10.654915	-0.62%	0
2010*	10.000000	10.721400	7.21%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	10.770451	10.215369	-5.15%	1,960
2016	8.853979	10.770451	21.65%	3,096
2015	11.796656	8.853979	-24.95%	3,388
2014	13.512137	11.796656	-12.70%	0
2013	11.118506	13.512137	21.53%	0
2012	11.032126	11.118506	0.78%	0
2011	11.015125	11.032126	0.15%	0
2010*	10.000000	11.015125	10.15%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	16.476706	17.811529	8.10%	0
2016	17.473022	16.476706	-5.70%	0
2015	17.079839	17.473022	2.30%	0
2014	14.608950	17.079839	16.91%	0
2013	11.330929	14.608950	28.93%	0
2012	10.342535	11.330929	9.56%	0
2011*	10.000000	10.342535	3.43%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.138456	3.236576	3.13%	8,877
2016	2.056212	3.138456	52.63%	14,022
2015	3.126441	2.056212	-34.23%	15,344
2014	4.192580	3.126441	-25.43%	0
2013	6.897872	4.192580	-39.22%	0
2012	8.241506	6.897872	-16.30%	0
2011*	10.000000	8.241506	-17.58%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2017	12.940526	13.696347	5.84%	0
2016	12.495284	12.940526	3.56%	0
2015	12.715580	12.495284	-1.73%	0
2014	10.383847	12.715580	22.46%	0
2013	10.591413	10.383847	-1.96%	0
2012	9.228723	10.591413	14.77%	0
2011*	10.000000	9.228723	-7.71%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.411882	2.944215	-13.71%	0
2016	3.672679	3.411882	-7.10%	0
2015	3.810025	3.672679	-3.60%	0
2014	5.577540	3.810025	-31.69%	0
2013	4.888733	5.577540	14.09%	0
2012	5.363311	4.888733	-8.85%	0
2011	8.760901	5.363311	-38.78%	0
2010*	10.000000	8.760901	-12.39%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	16.871417	22.402755	32.79%	0
2016	13.486626	16.871417	25.10%	0
2015	14.176581	13.486626	-4.87%	0
2014	10.758344	14.176581	31.77%	0
2013	8.228753	10.758344	30.74%	0
2012	8.766949	8.228753	-6.14%	0
2011*	10.000000	8.766949	-12.33%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.374928	4.505909	-29.32%	0
2016	7.769921	6.374928	-17.95%	0
2015	7.113147	7.769921	9.23%	0
2014	7.481152	7.113147	-4.92%	0
2013	7.655349	7.481152	-2.28%	0
2012	8.988517	7.655349	-14.83%	0
2011	8.292117	8.988517	8.40%	0
2010*	10.000000	8.292117	-17.08%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2017	4.483838	3.485778	-22.26%	0
2016	4.864285	4.483838	-7.82%	0
2015	5.161290	4.864285	-5.75%	0
2014	5.125810	5.161290	0.69%	0
2013	6.624881	5.125810	-22.63%	0
2012	8.471441	6.624881	-21.80%	0
2011	8.495104	8.471441	-0.28%	0
2010*	10.000000	8.495104	-15.05%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.466287	1.805926	-26.78%	0
2016	2.799392	2.466287	-11.90%	0
2015	3.286729	2.799392	-14.83%	0
2014	4.162295	3.286729	-21.04%	0
2013	6.019421	4.162295	-30.85%	0
2012	7.568327	6.019421	-20.47%	0
2011	8.630520	7.568327	-12.31%	0
2010*	10.000000	8.630520	-13.69%	0
ProFunds - ProFund VP Technology - Q/NQ
2017	15.615279	20.678088	32.42%	0
2016	14.189712	15.615279	10.05%	0
2015	14.146819	14.189712	0.30%	0
2014	12.227733	14.146819	15.69%	673
2013	9.971491	12.227733	22.63%	0
2012	9.229321	9.971491	8.04%	0
2011*	10.000000	9.229321	-7.71%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	13.849230	13.278017	-4.12%	0
2016	11.621419	13.849230	19.17%	0
2015	11.686796	11.621419	-0.56%	0
2014	11.864284	11.686796	-1.50%	0
2013	10.808120	11.864284	9.77%	0
2012	9.470475	10.808120	14.12%	0
2011*	10.000000	9.470475	-5.30%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	13.921981	14.931127	7.25%	0
2016	14.256417	13.921981	-2.35%	0
2015	15.424883	14.256417	-7.58%	0
2014	11.545826	15.424883	33.60%	0
2013	14.572471	11.545826	-20.77%	0
2012	14.734892	14.572471	-1.10%	0
2011	10.481704	14.734892	40.58%	0
2010*	10.000000	10.481704	4.82%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	39.674590	65.421059	64.89%	0
2016	37.287431	39.674590	6.40%	0
2015	33.509324	37.287431	11.27%	0
2014	25.184423	33.509324	33.06%	0
2013	14.360149	25.184423	75.38%	0
2012	10.961384	14.360149	31.01%	0
2011	11.325604	10.961384	-3.22%	0
2010*	10.000000	11.325604	13.26%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.634829	0.342384	-46.07%	0
2016	0.812240	0.634829	-21.84%	0
2015	1.124539	0.812240	-27.77%	0
2014	1.787024	1.124539	-37.07%	0
2013	3.551970	1.787024	-49.69%	0
2012	5.598619	3.551970	-36.56%	0
2011	7.344336	5.598619	-23.77%	0
2010*	10.000000	7.344336	-26.56%	0
ProFunds - ProFund VP Utilities - Q/NQ
2017	14.928995	16.179721	8.38%	1,413
2016	13.243853	14.928995	12.72%	2,232
2015	14.445977	13.243853	-8.32%	2,442
2014	11.715663	14.445977	23.30%	2,950
2013	10.555562	11.715663	10.99%	3,186
2012	10.761788	10.555562	-1.92%	7,441
2011*	10.000000	10.761788	7.62%	6,233
Rydex Variable Trust - Banking Fund - Q/NQ
2017	8.942906	9.853736	10.18%	0
2016	7.174298	8.942906	24.65%	0
2015	7.698685	7.174298	-6.81%	0
2014	7.599986	7.698685	1.30%	0
2013	6.006147	7.599986	26.54%	0
2012	4.936615	6.006147	21.67%	0
2011	6.480483	4.936615	-23.82%	0
2010	5.852910	6.480483	10.72%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	20.583923	24.485298	18.95%	0
2016	16.057816	20.583923	28.19%	0
2015	19.823141	16.057816	-18.99%	0
2014	20.612470	19.823141	-3.83%	0
2013	20.784266	20.612470	-0.83%	0
2012	19.165088	20.784266	8.45%	0
2011	23.420622	19.165088	-18.17%	0
2010	18.875530	23.420622	24.08%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	22.734379	28.825870	26.79%	0
2016	28.889107	22.734379	-21.30%	0
2015	27.189977	28.889107	6.25%	0
2014	20.919165	27.189977	29.98%	0
2013	13.849700	20.919165	51.04%	0
2012	10.398495	13.849700	33.19%	0
2011	9.599023	10.398495	8.33%	0
2010	8.852464	9.599023	8.43%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	1.994656	2.040437	2.30%	0
2016	1.844420	1.994656	8.15%	0
2015	2.844582	1.844420	-35.16%	0
2014	4.401004	2.844582	-35.37%	0
2013	4.642200	4.401004	-5.20%	0
2012	4.807287	4.642200	-3.43%	0
2011	5.256969	4.807287	-8.55%	0
2010	4.968018	5.256969	5.82%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	28.123860	30.724950	9.25%	0
2016	27.235429	28.123860	3.26%	0
2015	26.176557	27.235429	4.05%	0
2014	23.728222	26.176557	10.32%	0
2013	18.888341	23.728222	25.62%	0
2012	17.684643	18.888341	6.81%	0
2011	15.869726	17.684643	11.44%	0
2010	13.814236	15.869726	14.88%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	22.534528	34.991646	55.28%	0
2016	17.598127	22.534528	28.05%	0
2015	18.757613	17.598127	-6.18%	0
2014	16.395283	18.757613	14.41%	0
2013	10.287758	16.395283	59.37%	0
2012	8.966259	10.287758	14.74%	0
2011	8.390919	8.966259	6.86%	0
2010	6.875862	8.390919	22.03%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	12.388779	15.905038	28.38%	0
2016	10.171624	12.388779	21.80%	0
2015	10.170577	10.171624	0.01%	0
2014	8.391452	10.170577	21.20%	0
2013	6.343422	8.391452	32.29%	0
2012	6.409178	6.343422	-1.03%	0
2011	7.834934	6.409178	-18.20%	0
2010	7.301181	7.834934	7.31%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2017	17.323409	15.906146	-8.18%	0
2016	13.462244	17.323409	28.68%	0
2015	19.698279	13.462244	-31.66%	0
2014	24.713859	19.698279	-20.29%	0
2013	20.435251	24.713859	20.94%	0
2012	20.374481	20.435251	0.30%	0
2011	22.092131	20.374481	-7.77%	0
2010	18.944590	22.092131	16.61%	484
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	15.525204	12.372385	-20.31%	0
2016	12.869773	15.525204	20.63%	0
2015	19.238066	12.869773	-33.10%	0
2014	27.796988	19.238066	-30.79%	0
2013	22.906488	27.796988	21.35%	0
2012	23.293111	22.906488	-1.66%	0
2011	26.216155	23.293111	-11.15%	0
2010	21.233586	26.216155	23.47%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	8.035113	10.122140	25.97%	0
2016	8.687468	8.035113	-7.51%	0
2015	9.556122	8.687468	-9.09%	0
2014	11.148856	9.556122	-14.29%	0
2013	9.187035	11.148856	21.35%	0
2012	7.709804	9.187035	19.16%	0
2011	9.274938	7.709804	-16.87%	0
2010	10.612531	9.274938	-12.60%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	11.405706	12.912613	13.21%	0
2016	10.052748	11.405706	13.46%	0
2015	10.689274	10.052748	-5.95%	0
2014	9.693558	10.689274	10.27%	0
2013	7.758489	9.693558	24.94%	0
2012	6.456613	7.758489	20.16%	0
2011	7.747853	6.456613	-16.67%	0
2010	6.916422	7.747853	12.02%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	17.026008	18.284023	7.39%	0
2016	17.440462	17.026008	-2.38%	0
2015	18.761614	17.440462	-7.04%	0
2014	14.224155	18.761614	31.90%	0
2013	17.764322	14.224155	-19.93%	0
2012	17.607952	17.764322	0.89%	0
2011	12.704941	17.607952	38.59%	0
2010	11.780673	12.704941	7.85%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	19.694474	23.702029	20.35%	0
2016	22.264500	19.694474	-11.54%	0
2015	21.745462	22.264500	2.39%	0
2014	17.814618	21.745462	22.07%	460
2013	12.824665	17.814618	38.91%	0
2012	11.175457	12.824665	14.76%	0
2011	10.897979	11.175457	2.55%	0
2010	10.420609	10.897979	4.58%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.594413	11.090393	4.68%	0
2016	9.689724	10.594413	9.34%	0
2015	9.963233	9.689724	-2.75%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2017	26.737662	35.086056	31.22%	0
2016	26.135344	26.737662	2.30%	0
2015	24.624031	26.135344	6.14%	0
2014	24.657021	24.624031	-0.13%	0
2013	16.645358	24.657021	48.13%	0
2012	14.242080	16.645358	16.87%	0
2011	16.507914	14.242080	-13.73%	0
2010	13.954401	16.507914	18.30%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.491181	0.293707	-40.20%	0
2016	0.712746	0.491181	-31.09%	0
2015	0.791225	0.712746	-9.92%	0
2014	1.032540	0.791225	-23.37%	0
2013	1.878701	1.032540	-45.04%	0
2012	2.473628	1.878701	-24.05%	0
2011	3.462839	2.473628	-28.57%	0
2010	5.071689	3.462839	-31.72%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.571703	2.295238	-10.75%	0
2016	2.704937	2.571703	-4.93%	0
2015	2.795573	2.704937	-3.24%	0
2014	3.801018	2.795573	-26.45%	0
2013	3.366751	3.801018	12.90%	0
2012	3.664404	3.366751	-8.12%	0
2011	5.377997	3.664404	-31.86%	0
2010	6.297188	5.377997	-14.60%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.477067	1.250872	-15.31%	0
2016	1.864653	1.477067	-20.79%	0
2015	1.925341	1.864653	-3.15%	0
2014	2.222559	1.925341	-13.37%	0
2013	3.132854	2.222559	-29.06%	0
2012	3.917981	3.132854	-20.04%	0
2011	4.316360	3.917981	-9.23%	0
2010	5.898544	4.316360	-26.82%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	0.770284	0.568477	-26.20%	0
2016	0.868732	0.770284	-11.33%	0
2015	1.017944	0.868732	-14.66%	0
2014	1.277208	1.017944	-20.30%	0
2013	1.837899	1.277208	-30.51%	0
2012	2.306557	1.837899	-20.32%	0
2011	2.618577	2.306557	-11.92%	0
2010	3.395611	2.618577	-22.88%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.365571	1.157229	-15.26%	0
2016	1.748755	1.365571	-21.91%	0
2015	1.783549	1.748755	-1.95%	0
2014	1.997635	1.783549	-10.72%	0
2013	2.949293	1.997635	-32.27%	0
2012	3.679145	2.949293	-19.84%	0
2011	4.065489	3.679145	-9.50%	0
2010	5.735029	4.065489	-29.11%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	1.713088	1.386904	-19.04%	0
2016	1.987490	1.713088	-13.81%	0
2015	2.123238	1.987490	-6.39%	0
2014	2.533963	2.123238	-16.21%	0
2013	3.520565	2.533963	-28.02%	0
2012	4.329656	3.520565	-18.69%	0
2011	4.859535	4.329656	-10.90%	0
2010	5.974549	4.859535	-18.66%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	11.839928	17.431928	47.23%	0
2016	11.102854	11.839928	6.64%	0
2015	10.121078	11.102854	9.70%	0
2014	12.215344	10.121078	-17.14%	0
2013	7.994177	12.215344	52.80%	0
2012	6.795676	7.994177	17.64%	0
2011	9.764235	6.795676	-30.40%	0
2010	8.613697	9.764235	13.36%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	26.440490	31.108850	17.66%	0
2016	24.636034	26.440490	7.32%	0
2015	25.075514	24.636034	-1.75%	0
2014	23.817266	25.075514	5.28%	0
2013	17.074139	23.817266	39.49%	0
2012	14.368762	17.074139	18.83%	0
2011	14.317870	14.368762	0.36%	0
2010	11.214286	14.317870	27.68%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	37.149719	44.558518	19.94%	0
2016	29.253340	37.149719	26.99%	0
2015	31.604666	29.253340	-7.44%	0
2014	28.825873	31.604666	9.64%	0
2013	19.588560	28.825873	47.16%	0
2012	16.085882	19.588560	21.77%	0
2011	17.771277	16.085882	-9.48%	0
2010	13.189728	17.771277	34.74%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	34.123766	56.655019	66.03%	0
2016	31.785343	34.123766	7.36%	0
2015	28.309689	31.785343	12.28%	0
2014	21.161832	28.309689	33.78%	0
2013	11.987896	21.161832	76.53%	0
2012	9.125279	11.987896	31.37%	0
2011	9.379279	9.125279	-2.71%	0
2010	6.994342	9.379279	34.10%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	27.386610	35.175876	28.44%	0
2016	26.380298	27.386610	3.81%	0
2015	24.881835	26.380298	6.02%	0
2014	21.629001	24.881835	15.04%	899
2013	16.402785	21.629001	31.86%	0
2012	14.341606	16.402785	14.37%	0
2011	14.330281	14.341606	0.08%	0
2010	12.347525	14.330281	16.06%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2017	19.213980	24.803016	29.09%	0
2016	16.950012	19.213980	13.36%	0
2015	17.429990	16.950012	-2.75%	0
2014	15.005619	17.429990	16.16%	0
2013	10.282134	15.005619	45.94%	0
2012	8.587440	10.282134	19.73%	0
2011	8.870371	8.587440	-3.19%	0
2010	7.548678	8.870371	17.51%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	10.085530	10.579176	4.89%	0
2016	6.220398	10.085530	62.14%	0
2015	9.121007	6.220398	-31.80%	0
2014	11.266619	9.121007	-19.04%	0
2013	21.342081	11.266619	-47.21%	0
2012	22.720947	21.342081	-6.07%	0
2011	30.584193	22.720947	-25.71%	0
2010	22.613282	30.584193	35.25%	681
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	21.597825	22.564201	4.47%	0
2016	20.016431	21.597825	7.90%	0
2015	20.964627	20.016431	-4.52%	0
2014	17.687358	20.964627	18.53%	0
2013	17.372351	17.687358	1.81%	0
2012	14.987370	17.372351	15.91%	0
2011	14.961537	14.987370	0.17%	0
2010	12.232634	14.961537	22.31%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	22.188663	24.521842	10.52%	0
2016	22.583900	22.188663	-1.75%	0
2015	23.366747	22.583900	-3.35%	0
2014	21.955371	23.366747	6.43%	0
2013	16.505873	21.955371	33.02%	0
2012	14.431689	16.505873	14.37%	0
2011	13.991722	14.431689	3.14%	0
2010	11.414763	13.991722	22.58%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	27.163149	31.933384	17.56%	0
2016	21.262870	27.163149	27.75%	0
2015	23.875006	21.262870	-10.94%	0
2014	23.372581	23.875006	2.15%	0
2013	15.048542	23.372581	55.31%	0
2012	12.582994	15.048542	19.59%	0
2011	14.628512	12.582994	-13.98%	0
2010	10.833982	14.628512	35.02%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	19.512319	27.426356	40.56%	0
2016	16.543927	19.512319	17.94%	0
2015	17.175191	16.543927	-3.68%	0
2014	14.066572	17.175191	22.10%	0
2013	8.511946	14.066572	65.26%	0
2012	6.716570	8.511946	26.73%	0
2011	7.138777	6.716570	-5.91%	0
2010	5.808672	7.138777	22.90%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	18.463075	22.497834	21.85%	0
2016	18.374899	18.463075	0.48%	0
2015	18.558972	18.374899	-0.99%	0
2014	16.854102	18.558972	10.12%	0
2013	12.175783	16.854102	38.42%	0
2012	10.970958	12.175783	10.98%	0
2011	11.323340	10.970958	-3.11%	0
2010	9.245722	11.323340	22.47%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	19.036259	21.605196	13.49%	0
2016	16.553595	19.036259	15.00%	0
2015	18.649382	16.553595	-11.24%	0
2014	17.161609	18.649382	8.67%	4,656
2013	12.061218	17.161609	42.29%	5,029
2012	10.074748	12.061218	19.72%	3,940
2011	10.621786	10.074748	-5.15%	3,362
2010	9.012792	10.621786	17.85%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	21.875784	25.449171	16.33%	0
2016	21.745395	21.875784	0.60%	0
2015	21.911383	21.745395	-0.76%	0
2014	22.722880	21.911383	-3.57%	0
2013	17.305551	22.722880	31.30%	0
2012	15.224472	17.305551	13.67%	0
2011	15.645397	15.224472	-2.69%	0
2010	12.047498	15.645397	29.86%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	20.108064	22.286810	10.84%	0
2016	15.926771	20.108064	26.25%	0
2015	18.449183	15.926771	-13.67%	0
2014	17.648711	18.449183	4.54%	0
2013	13.267529	17.648711	33.02%	0
2012	11.578859	13.267529	14.58%	0
2011	12.731164	11.578859	-9.05%	0
2010	10.819412	12.731164	17.67%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	21.496580	24.443758	13.71%	0
2016	18.489301	21.496580	16.26%	0
2015	18.947000	18.489301	-2.42%	0
2014	19.343689	18.947000	-2.05%	0
2013	13.975540	19.343689	38.41%	0
2012	12.900233	13.975540	8.34%	0
2011	12.722433	12.900233	1.40%	0
2010	10.357627	12.722433	22.83%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	18.410685	17.984233	-2.32%	0
2016	14.266661	18.410685	29.05%	0
2015	16.847001	14.266661	-15.32%	0
2014	16.976804	16.847001	-0.76%	0
2013	12.134779	16.976804	39.90%	0
2012	10.291844	12.134779	17.91%	0
2011	11.602596	10.291844	-11.30%	0
2010	9.468636	11.602596	22.54%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	7.168404	5.782530	-19.33%	0
2016	6.839142	7.168404	4.81%	0
2015	6.159837	6.839142	11.03%	0
2014	5.115626	6.159837	20.41%	0
2013	5.382494	5.115626	-4.96%	0
2012	5.863773	5.382494	-8.21%	0
2011	6.252565	5.863773	-6.22%	0
2010	6.684644	6.252565	-6.46%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2017	18.953001	24.623824	29.92%	0
2016	17.419708	18.953001	8.80%	0
2015	17.588505	17.419708	-0.96%	0
2014	16.286388	17.588505	8.00%	0
2013	12.280544	16.286388	32.62%	0
2012	11.196403	12.280544	9.68%	0
2011	12.588415	11.196403	-11.06%	0
2010	11.471256	12.588415	9.74%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	8.594957	8.912027	3.69%	0
2016	7.473637	8.594957	15.00%	0
2015	8.180485	7.473637	-8.64%	0
2014	8.138836	8.180485	0.51%	0
2013	7.073790	8.138836	15.06%	0
2012	6.887485	7.073790	2.70%	0
2011	8.214467	6.887485	-16.15%	0
2010	7.323544	8.214467	12.17%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	25.616879	30.618729	19.53%	0
2016	22.656360	25.616879	13.07%	0
2015	26.923310	22.656360	-15.85%	0
2014	22.383101	26.923310	20.28%	0
2013	15.169427	22.383101	47.55%	0
2012	13.171524	15.169427	15.17%	0
2011	15.128956	13.171524	-12.94%	0
2010	12.442533	15.128956	21.59%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	15.446398	16.797511	8.75%	0
2016	13.554161	15.446398	13.96%	0
2015	14.937556	13.554161	-9.26%	0
2014	12.409186	14.937556	20.37%	0
2013	11.149573	12.409186	11.30%	0
2012	11.257706	11.149573	-0.96%	0
2011	9.882964	11.257706	13.91%	0
2010	9.440039	9.882964	4.69%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.258505	6.145866	16.87%	0
2016	5.880522	5.258505	-10.58%	0
2015	7.218409	5.880522	-18.53%	0
2014	9.437825	7.218409	-23.52%	0
2013	9.914477	9.437825	-4.81%	0
2012	10.043993	9.914477	-1.29%	0
2011	10.645956	10.043993	-5.65%	0
2010	11.514519	10.645956	-7.54%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.713826	9.759223	0.47%	0
2016	9.680138	9.713826	0.35%	0
2015	9.973025	9.680138	-2.94%	0
2014	10.043705	9.973025	-0.70%	0
2013*	10.000000	10.043705	0.44%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.745075	7.45%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	6.102187	5.875947	-3.71%	0
2016	4.334783	6.102187	40.77%	0
2015	6.649872	4.334783	-34.81%	0
2014	8.392511	6.649872	-20.76%	4,522
2013	7.751617	8.392511	8.27%	4,884
2012	7.655066	7.751617	1.26%	7,557
2011*	10.000000	7.655066	-23.45%	4,447

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	12.137476	13.739833	13.20%	0
2016	11.869684	12.137476	2.26%	0
2015	11.969432	11.869684	-0.83%	0
2014	11.414642	11.969432	4.86%	0
2013	10.027648	11.414642	13.83%	0
2012	9.034785	10.027648	10.99%	0
2011*	10.000000	9.034785	-9.65%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.506011	9.228794	-2.92%	1,946
2016	6.895991	9.506011	37.85%	1,384
2015	11.347727	6.895991	-39.23%	935
2014	10.357478	11.347727	9.56%	963
2013*	10.000000	10.357478	3.57%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.462327	12.799975	22.34%	543
2016	9.897111	10.462327	5.71%	543
2015	10.244346	9.897111	-3.39%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.836576	9.984177	1.50%	5,295
2016	9.624721	9.836576	2.20%	2,416
2015	10.079997	9.624721	-4.52%	7,314
2014	9.967314	10.079997	1.13%	9,735
2013	11.124442	9.967314	-10.40%	15,452
2012	10.582061	11.124442	5.13%	11,729
2011*	10.000000	10.582061	5.82%	11,677
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.221509	12.057702	17.96%	7,964
2016	9.199650	10.221509	11.11%	10,574
2015*	10.000000	9.199650	-8.00%	8,106
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	11.001421	11.713269	6.47%	40,116
2016	9.326607	11.001421	17.96%	43,168
2015*	10.000000	9.326607	-6.73%	779
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.602860	10.591018	10.29%	7,218
2016	9.450594	9.602860	1.61%	7,146
2015	9.829549	9.450594	-3.86%	9,160
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.122031	13.679458	22.99%	5,757
2016	11.153840	11.122031	-0.29%	5,853
2015	11.395355	11.153840	-2.12%	8,308
2014	11.424715	11.395355	-0.26%	5,928
2013*	10.000000	11.424715	14.25%	2,158

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.077702	12.634289	14.05%	18,643
2016*	10.000000	11.077702	10.78%	12,716
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	11.811705	13.149657	11.33%	13,898
2016	11.622121	11.811705	1.63%	12,944
2015	11.991501	11.622121	-3.08%	31,731
2014	12.016546	11.991501	-0.21%	35,451
2013	10.727749	12.016546	12.01%	40,381
2012	9.965191	10.727749	7.65%	34,322
2011	10.563021	9.965191	-5.66%	6,653
2010*	10.000000	10.563021	5.63%	22,073
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.697656	10.892454	12.32%	588
2016	9.330320	9.697656	3.94%	0
2015	9.926099	9.330320	-6.00%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.825109	9.927753	1.04%	2,455
2016*	10.000000	9.825109	-1.75%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.061178	0.61%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.152386	1.52%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.541809	5.508023	-0.61%	2,350
2016	5.052964	5.541809	9.67%	2,350
2015	6.890910	5.052964	-26.67%	4,988
2014	8.481694	6.890910	-18.76%	5,591
2013	9.655390	8.481694	-12.16%	3,043
2012	10.074095	9.655390	-4.16%	7,803
2011	11.780096	10.074095	-14.48%	0
2010*	10.000000	11.780096	17.80%	185
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.658186	13.130826	12.63%	516
2016	10.336229	11.658186	12.79%	593
2015	10.830491	10.336229	-4.56%	679
2014*	10.000000	10.830491	8.30%	276
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.164233	10.293938	1.28%	4,909
2016	9.529194	10.164233	6.66%	15,080
2015*	10.000000	9.529194	-4.71%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.425453	12.723538	11.36%	0
2016	11.347634	11.425453	0.69%	0
2015	11.598057	11.347634	-2.16%	0
2014	11.225151	11.598057	3.32%	0
2013	9.941006	11.225151	12.92%	1,476
2012	9.047712	9.941006	9.87%	1,620
2011*	10.000000	9.047712	-9.52%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.379279	11.799710	13.69%	10,052
2016*	10.000000	10.379279	3.79%	2,531
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.634638	11.729109	10.29%	372
2016	9.227900	10.634638	15.24%	374
2015*	10.000000	9.227900	-7.72%	2,657
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.201769	12.789088	14.17%	22
2016*	10.000000	11.201769	12.02%	3,095
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.055042	13.272133	31.99%	60,044
2016	10.213962	10.055042	-1.56%	34,686
2015*	10.000000	10.213962	2.14%	27,662
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.131706	10.605319	4.67%	4,241
2016	9.064099	10.131706	11.78%	4,242
2015*	10.000000	9.064099	-9.36%	17,676
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.921833	10.101826	1.81%	0
2016*	10.000000	9.921833	-0.78%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.145225	1.45%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.023574	10.554150	5.29%	1,151
2016	9.478054	10.023574	5.76%	3,420
2015	9.872505	9.478054	-4.00%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	14.000774	15.349606	9.63%	0
2016	12.634896	14.000774	10.81%	0
2015	13.760983	12.634896	-8.18%	0
2014	13.666941	13.760983	0.69%	0
2013	11.278903	13.666941	21.17%	0
2012	9.989688	11.278903	12.91%	0
2011	10.363344	9.989688	-3.61%	0
2010*	10.000000	10.363344	3.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	10.919223	11.724692	7.38%	76,512
2016	9.781107	10.919223	11.64%	78,363
2015	10.749258	9.781107	-9.01%	88,103
2014	10.495390	10.749258	2.42%	65,506
2013*	10.000000	10.495390	4.95%	2,005
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.184692	12.955257	6.32%	5,893
2016	11.094494	12.184692	9.83%	6,120
2015	11.761847	11.094494	-5.67%	7,435
2014	11.365356	11.761847	3.49%	7,322
2013*	10.000000	11.365356	13.65%	8,596
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.429888	9.410184	-0.21%	2,156
2016	9.356654	9.429888	0.78%	2,345
2015*	10.000000	9.356654	-6.43%	2,590
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.829021	10.884966	10.74%	876
2016	9.621906	9.829021	2.15%	353
2015	10.435390	9.621906	-7.80%	346
2014	10.254637	10.435390	1.76%	299
2013*	10.000000	10.254637	2.55%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.584736	9.501838	-0.86%	0
2016	9.696612	9.584736	-1.15%	0
2015	9.960894	9.696612	-2.65%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	5.945483	6.327957	6.43%	1,229
2016	7.124659	5.945483	-16.55%	1,653
2015	7.391898	7.124659	-3.62%	4,526
2014	6.736410	7.391898	9.73%	6,085
2013	6.707266	6.736410	0.43%	6,085
2012	7.716107	6.707266	-13.07%	11,488
2011	8.625408	7.716107	-10.54%	6,155
2010	9.133355	8.625408	-5.56%	4,533

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	15.676820	17.628293	12.45%	2,865
2016	15.907950	15.676820	-1.45%	2,541
2015	16.046966	15.907950	-0.87%	3,227
2014	15.945538	16.046966	0.64%	5,211
2013	13.866659	15.945538	14.99%	4,684
2012	13.563816	13.866659	2.23%	3,591
2011	14.827218	13.563816	-8.52%	2,216
2010	13.618585	14.827218	8.87%	2,324
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	8.391375	8.517526	1.50%	1,336
2016	8.612529	8.391375	-2.57%	1,362
2015	8.637565	8.612529	-0.29%	2,860
2014	8.430045	8.637565	2.46%	4,614
2013	8.470824	8.430045	-0.48%	3,600
2012	8.464651	8.470824	0.07%	7,779
2011	8.363013	8.464651	1.22%	2,188
2010	8.045010	8.363013	3.95%	331
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.618903	10.756498	1.30%	17,887
2016	9.990545	10.618903	6.29%	13,664
2015	10.131050	9.990545	-1.39%	12,625
2014	10.107692	10.131050	0.23%	7,701
2013*	10.000000	10.107692	1.08%	5,157
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.570301	11.366460	7.53%	1,444
2016	9.681505	10.570301	9.18%	2,153
2015	10.344421	9.681505	-6.41%	715
2014	9.995560	10.344421	3.49%	0
2013*	10.000000	9.995560	-0.04%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	10.703462	12.394255	15.80%	9,804
2016	11.220614	10.703462	-4.61%	8,911
2015	12.505122	11.220614	-10.27%	20,005
2014	13.483375	12.505122	-7.26%	22,988
2013	11.006366	13.483375	22.51%	27,801
2012	9.433913	11.006366	16.67%	14,198
2011	10.384209	9.433913	-9.15%	6,846
2010*	10.000000	10.384209	3.84%	30,573
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.458267	10.585609	25.15%	2,344
2016	7.152777	8.458267	18.25%	1,837
2015	9.139356	7.152777	-21.74%	129
2014	9.789409	9.139356	-6.64%	1,079
2013*	10.000000	9.789409	-2.11%	514

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	9.976773	10.590983	6.16%	17,627
2016	8.833544	9.976773	12.94%	7,330
2015	9.607036	8.833544	-8.05%	7,662
2014	9.963523	9.607036	-3.58%	7,243
2013*	10.000000	9.963523	-0.36%	6,894
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.920786	10.088315	1.69%	0
2016*	10.000000	9.920786	-0.79%	7,725
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.873223	11.880890	9.27%	0
2016*	10.000000	10.873223	8.73%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	10.822100	11.717070	8.27%	611
2016	10.429732	10.822100	3.76%	716
2015	10.925596	10.429732	-4.54%	833
2014	10.705265	10.925596	2.06%	2,816
2013	10.074281	10.705265	6.26%	2,816
2012	9.418365	10.074281	6.96%	2,816
2011*	10.000000	9.418365	-5.82%	2,530
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.158980	11.972539	7.29%	3,744
2016	10.307099	11.158980	8.26%	1,747
2015	10.653448	10.307099	-3.25%	5,407
2014	10.576290	10.653448	0.73%	10,508
2013	11.839964	10.576290	-10.67%	7,997
2012	10.260367	11.839964	15.40%	4,715
2011*	10.000000	10.260367	2.60%	5,742
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.014768	11.035049	10.19%	543
2016	8.897264	10.014768	12.56%	4,194
2015	10.553618	8.897264	-15.69%	543
2014*	10.000000	10.553618	5.54%	543
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.452796	12.301464	7.41%	3,818
2016	11.343500	11.452796	0.96%	4,264
2015	11.753544	11.343500	-3.49%	6,842
2014	10.544980	11.753544	11.46%	7,945
2013	10.494767	10.544980	0.48%	9,980
2012	8.249930	10.494767	27.21%	3,926
2011*	10.000000	8.249930	-17.50%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.522827	11.947314	13.54%	1,947
2016	10.188208	10.522827	3.28%	1,986
2015	11.133812	10.188208	-8.49%	2,155
2014	11.150094	11.133812	-0.15%	2,192
2013	9.839217	11.150094	13.32%	1,855
2012	8.839981	9.839217	11.30%	1,855
2011*	10.000000	8.839981	-11.60%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.754484	15.593283	13.37%	24,622
2016	12.888735	13.754484	6.72%	24,467
2015	13.036918	12.888735	-1.14%	20,092
2014	12.683597	13.036918	2.79%	13,670
2013	10.508640	12.683597	20.70%	13,054
2012	9.276596	10.508640	13.28%	10,145
2011*	10.000000	9.276596	-7.23%	4,764
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.036775	11.638074	15.95%	0
2016*	10.000000	10.036775	0.37%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.432831	10.904540	4.52%	0
2016	9.334534	10.432831	11.77%	0
2015	9.790058	9.334534	-4.65%	0
2014*	10.000000	9.790058	-2.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.951449	13.377010	22.15%	3,817
2016*	10.000000	10.951449	9.51%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.881043	9.976027	0.96%	2,423
2016	9.869192	9.881043	0.12%	25,040
2015	10.066620	9.869192	-1.96%	2,923
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	14.736780	17.284858	17.29%	1,076
2016	13.890263	14.736780	6.09%	1,102
2015	14.441543	13.890263	-3.82%	1,085
2014	14.116533	14.441543	2.30%	1,057
2013	11.136635	14.116533	26.76%	0
2012	9.794007	11.136635	13.71%	0
2011	10.685278	9.794007	-8.34%	0
2010*	10.000000	10.685278	6.85%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.614778	13.839068	9.71%	2,118
2016	12.142888	12.614778	3.89%	2,237
2015	12.536182	12.142888	-3.14%	2,358
2014	12.277471	12.536182	2.11%	9,354
2013	10.937623	12.277471	12.25%	1,304
2012	10.060057	10.937623	8.72%	0
2011	10.415489	10.060057	-3.41%	0
2010*	10.000000	10.415489	4.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.680123	15.510652	13.38%	4,750
2016	13.019496	13.680123	5.07%	4,811
2015	13.477881	13.019496	-3.40%	4,911
2014	13.149306	13.477881	2.50%	5,155
2013	11.077736	13.149306	18.70%	2,172
2012	9.957427	11.077736	11.25%	0
2011	10.533766	9.957427	-5.47%	0
2010*	10.000000	10.533766	5.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.058995	11.515865	4.13%	0
2016	10.797472	11.058995	2.42%	3,563
2015	11.110631	10.797472	-2.82%	0
2014	10.982515	11.110631	1.17%	0
2013	10.690735	10.982515	2.73%	3,216
2012	10.158823	10.690735	5.24%	0
2011	10.231851	10.158823	-0.71%	0
2010*	10.000000	10.231851	2.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	9.955684	11.186494	12.36%	707
2016	9.633353	9.955684	3.35%	811
2015	10.281509	9.633353	-6.30%	879
2014	10.269942	10.281509	0.11%	1,018
2013*	10.000000	10.269942	2.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.904050	11.421820	15.32%	3,295
2016	9.524218	9.904050	3.99%	3,646
2015	10.227307	9.524218	-6.87%	4,027
2014	10.341889	10.227307	-1.11%	0
2013*	10.000000	10.341889	3.42%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.159088	14.683271	11.58%	11,580
2016	12.591969	13.159088	4.50%	10,796
2015	13.000662	12.591969	-3.14%	10,954
2014	12.699173	13.000662	2.37%	11,411
2013	11.011039	12.699173	15.33%	11,478
2012	10.009585	11.011039	10.00%	2,319
2011	10.468028	10.009585	-4.38%	0
2010*	10.000000	10.468028	4.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	14.037166	16.226595	15.60%	712
2016	13.325815	14.037166	5.34%	0
2015	13.820066	13.325815	-3.58%	0
2014	13.500652	13.820066	2.37%	263
2013	11.096315	13.500652	21.67%	263
2012	9.892041	11.096315	12.17%	263
2011	10.598959	9.892041	-6.67%	263
2010*	10.000000	10.598959	5.99%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.146634	13.067900	7.58%	947
2016	11.704447	12.146634	3.78%	1,478
2015	12.084255	11.704447	-3.14%	0
2014	11.859357	12.084255	1.90%	0
2013	10.889848	11.859357	8.90%	0
2012	10.108700	10.889848	7.73%	0
2011	10.353055	10.108700	-2.36%	0
2010*	10.000000	10.353055	3.53%	5,957
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.384063	10.549563	1.59%	0
2016	10.263800	10.384063	1.17%	21,610
2015	10.538482	10.263800	-2.61%	9,846
2014	10.263506	10.538482	2.68%	23,910
2013	10.702964	10.263506	-4.11%	0
2012	10.206597	10.702964	4.86%	0
2011*	10.000000	10.206597	2.07%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.234218	14.120323	15.42%	0
2016	11.218421	12.234218	9.05%	0
2015	11.832898	11.218421	-5.19%	0
2014	11.720057	11.832898	0.96%	0
2013*	10.000000	11.720057	17.20%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.700439	13.039982	11.45%	0
2016	10.987224	11.700439	6.49%	0
2015	11.424175	10.987224	-3.82%	0
2014	11.456280	11.424175	-0.28%	0
2013*	10.000000	11.456280	14.56%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.329259	11.539532	38.54%	16,810
2016	7.897939	8.329259	5.46%	2,194
2015	9.603680	7.897939	-17.76%	3,084
2014*	10.000000	9.603680	-3.96%	8,093
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.751048	9.745825	-0.05%	12,948
2016	9.886309	9.751048	-1.37%	19,035
2015	10.109381	9.886309	-2.21%	5,501
2014*	10.000000	10.109381	1.09%	4,942
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.610110	8.447999	-1.88%	138,013
2016	8.794118	8.610110	-2.09%	241,013
2015	8.982756	8.794118	-2.10%	306,486
2014	9.175438	8.982756	-2.10%	270,077
2013	9.372253	9.175438	-2.10%	243,705
2012	9.573850	9.372253	-2.11%	486,354
2011	9.778633	9.573850	-2.09%	623,690
2010	9.988377	9.778633	-2.10%	409,210
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.312722	11.386776	22.27%	13,173
2016	9.424950	9.312722	-1.19%	14,382
2015	9.720421	9.424950	-3.04%	14,506
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.695087	12.400954	15.95%	8,448
2016	9.979050	10.695087	7.18%	7,313
2015	10.295889	9.979050	-3.08%	7,313
2014*	10.000000	10.295889	2.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.374368	11.287704	8.80%	9,006
2016	9.968034	10.374368	4.08%	2,497
2015	10.199578	9.968034	-2.27%	0
2014*	10.000000	10.199578	2.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.555356	11.864715	12.40%	3,926
2016	10.006681	10.555356	5.48%	4,344
2015	10.275998	10.006681	-2.62%	4,799
2014*	10.000000	10.275998	2.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.124571	10.475830	3.47%	0
2016	9.918258	10.124571	2.08%	0
2015	10.104259	9.918258	-1.84%	0
2014*	10.000000	10.104259	1.04%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.078499	11.251963	11.64%	281
2016	9.738240	10.078499	3.49%	321
2015	10.280359	9.738240	-5.27%	352
2014	10.249180	10.280359	0.30%	409
2013*	10.000000	10.249180	2.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.113952	11.581894	14.51%	0
2016	9.658920	10.113952	4.71%	0
2015	10.272414	9.658920	-5.97%	0
2014	10.313955	10.272414	-0.40%	0
2013*	10.000000	10.313955	3.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.504938	11.614503	10.56%	2,625
2016	10.014316	10.504938	4.90%	6,866
2015	10.263494	10.014316	-2.43%	9,939
2014*	10.000000	10.263494	2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.597451	12.106082	14.24%	0
2016	9.977861	10.597451	6.21%	0
2015	10.266837	9.977861	-2.81%	0
2014*	10.000000	10.266837	2.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.325782	11.040774	6.92%	3,661
2016	9.977635	10.325782	3.49%	4,619
2015	10.194789	9.977635	-2.13%	13,976
2014*	10.000000	10.194789	1.95%	13,976
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.212601	12.705341	24.41%	1,589
2016*	10.000000	10.212601	2.13%	4,168
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.367397	12.885521	13.36%	6,964
2016	9.652153	11.367397	17.77%	6,134
2015	10.115555	9.652153	-4.58%	3,414
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.798791	10.201005	4.10%	25,986
2016	9.211852	9.798791	6.37%	35,146
2015	9.689535	9.211852	-4.93%	13,162
2014	9.527372	9.689535	1.70%	21,819
2013*	10.000000	9.527372	-4.73%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	11.800548	14.503835	22.91%	4,653
2016	12.358466	11.800548	-4.51%	4,858
2015	12.706777	12.358466	-2.74%	2,904
2014	13.157285	12.706777	-3.42%	3,561
2013	11.099868	13.157285	18.54%	820
2012	9.815163	11.099868	13.09%	584
2011	11.092892	9.815163	-11.52%	584
2010*	10.000000	11.092892	10.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.533853	10.238036	19.97%	10,360
2016	8.302821	8.533853	2.78%	11,375
2015	8.959942	8.302821	-7.33%	10,672
2014*	10.000000	8.959942	-10.40%	10,462
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	16.514327	20.999680	27.16%	11,759
2016	16.538449	16.514327	-0.15%	16,732
2015	16.380564	16.538449	0.96%	16,308
2014	15.190348	16.380564	7.84%	5,874
2013	11.543466	15.190348	31.59%	2,875
2012	10.152923	11.543466	13.70%	6,269
2011	10.716676	10.152923	-5.26%	0
2010*	10.000000	10.716676	7.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	16.568846	18.551687	11.97%	11,836
2016	14.583277	16.568846	13.62%	12,244
2015	15.426269	14.583277	-5.46%	11,826
2014	14.293090	15.426269	7.93%	13,183
2013	10.812267	14.293090	32.19%	2,833
2012	9.392457	10.812267	15.12%	0
2011	10.215973	9.392457	-8.06%	149
2010*	10.000000	10.215973	2.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	16.372395	20.441425	24.85%	23,118
2016	15.767790	16.372395	3.83%	8,409
2015	16.161931	15.767790	-2.44%	21,185
2014	15.916591	16.161931	1.54%	2,379
2013	11.729530	15.916591	35.70%	3,600
2012	10.451200	11.729530	12.23%	6,263
2011	11.172236	10.451200	-6.45%	169
2010*	10.000000	11.172236	11.72%	116

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.463859	21.693518	11.46%	10,214
2016	16.905782	19.463859	15.13%	10,587
2015	17.781574	16.905782	-4.93%	7,877
2014	15.521230	17.781574	14.56%	8,589
2013	11.685050	15.521230	32.83%	5,341
2012	10.259315	11.685050	13.90%	884
2011	10.727998	10.259315	-4.37%	884
2010*	10.000000	10.727998	7.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.484629	14.046842	22.31%	26,307
2016	10.830800	11.484629	6.04%	4,078
2015	10.980123	10.830800	-1.36%	7,101
2014*	10.000000	10.980123	9.80%	5,432
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	12.123052	12.944942	6.78%	15,890
2016	9.832492	12.123052	23.30%	16,357
2015	10.687076	9.832492	-8.00%	12,717
2014*	10.000000	10.687076	6.87%	14,883
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	12.007857	13.342080	11.11%	0
2016	9.984892	12.007857	20.26%	0
2015	10.368654	9.984892	-3.70%	3,841
2014*	10.000000	10.368654	3.69%	2,744
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.672403	13.773470	18.00%	3,454
2016	10.703068	11.672403	9.06%	3,557
2015	10.831352	10.703068	-1.18%	3,639
2014*	10.000000	10.831352	8.31%	793
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.311500	11.755005	3.92%	505
2016	10.779714	11.311500	4.93%	505
2015	11.671631	10.779714	-7.64%	8,612
2014	9.270029	11.671631	25.91%	18,451
2013*	10.000000	9.270029	-7.30%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	10.938130	13.014793	18.99%	36,526
2016	10.004994	10.938130	9.33%	28,713
2015	10.102103	10.004994	-0.96%	29,011

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.473155	9.421229	-0.55%	4,207
2016	9.440557	9.473155	0.35%	4,574
2015	9.676075	9.440557	-2.43%	2,587
2014	9.835055	9.676075	-1.62%	2,158
2013	10.035443	9.835055	-2.00%	2,023
2012	9.902348	10.035443	1.34%	45,564
2011*	10.000000	9.902348	-0.98%	142
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.241593	12.566997	11.79%	2,370
2016	9.499418	11.241593	18.34%	2,243
2015	10.201234	9.499418	-6.88%	2,478
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.068884	9.472215	4.45%	2,115
2016	9.322990	9.068884	-2.73%	2,341
2015	10.030573	9.322990	-7.05%	2,586
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.582598	10.352965	8.04%	14,896
2016	8.961729	9.582598	6.93%	13,282
2015	9.880401	8.961729	-9.30%	13,134
2014	10.122325	9.880401	-2.39%	13,002
2013*	10.000000	10.122325	1.22%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	10.021034	10.092580	0.71%	16,827
2016	9.042439	10.021034	10.82%	8,599
2015	9.542707	9.042439	-5.24%	5,031
2014	9.612623	9.542707	-0.73%	4,419
2013*	10.000000	9.612623	-3.87%	3,986
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	9.837297	9.835017	-0.02%	8,870
2016	9.626913	9.837297	2.19%	8,816
2015	10.086422	9.626913	-4.56%	9,158
2014	10.414856	10.086422	-3.15%	12,343
2013	10.170166	10.414856	2.41%	27,973
2012*	10.000000	10.170166	1.70%	21,647
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.268407	15.039562	33.47%	20,665
2016	11.527578	11.268407	-2.25%	3,507
2015	11.357765	11.527578	1.50%	9,864
2014	11.367689	11.357765	-0.09%	1,148
2013*	10.000000	11.367689	13.68%	2,142

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.096885	11.208008	11.00%	3,850
2016	9.134064	10.096885	10.54%	3,929
2015	10.274039	9.134064	-11.10%	7,542
2014	10.446913	10.274039	-1.65%	6,488
2013	10.659357	10.446913	-1.99%	12,686
2012	9.484192	10.659357	12.39%	7,274
2011*	10.000000	9.484192	-5.16%	2,960
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.181693	6.176111	-0.09%	2,288
2016	5.496486	6.181693	12.47%	2,069
2015	7.552809	5.496486	-27.23%	1,857
2014	9.480182	7.552809	-20.33%	1,522
2013	11.354420	9.480182	-16.51%	1,658
2012	11.033209	11.354420	2.91%	1,060
2011	12.188868	11.033209	-9.48%	149
2010*	10.000000	12.188868	21.89%	176
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.098448	13.003542	7.48%	1,957
2016	10.915024	12.098448	10.84%	1,067
2015	11.419251	10.915024	-4.42%	13,088
2014	11.502646	11.419251	-0.73%	13,366
2013	12.639393	11.502646	-8.99%	16,768
2012	10.963384	12.639393	15.29%	41,078
2011	10.543118	10.963384	3.99%	28,030
2010*	10.000000	10.543118	5.43%	7,613
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.043564	0.44%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.740490	10.560207	8.42%	5,798
2016	9.668144	9.740490	0.75%	6,517
2015	10.638910	9.668144	-9.12%	9,767
2014	10.834515	10.638910	-1.81%	7,382
2013	11.844774	10.834515	-8.53%	10,820
2012	11.497925	11.844774	3.02%	1,313
2011	10.832216	11.497925	6.15%	17,860
2010*	10.000000	10.832216	8.32%	320
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.190270	10.826986	6.25%	3,338
2016	10.013489	10.190270	1.77%	1,634
2015	10.669328	10.013489	-6.15%	5,671
2014	10.667915	10.669328	0.01%	4,686
2013	11.917650	10.667915	-10.49%	2,514
2012	11.392162	11.917650	4.61%	1,091
2011	10.828513	11.392162	5.21%	6,491
2010*	10.000000	10.828513	8.29%	3,082

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	13.159987	13.723781	4.28%	4,968
2016	11.963516	13.159987	10.00%	4,511
2015	12.440216	11.963516	-3.83%	14,777
2014	12.309137	12.440216	1.06%	16,546
2013	11.903075	12.309137	3.41%	20,387
2012	10.647665	11.903075	11.79%	20,988
2011	10.534759	10.647665	1.07%	5,918
2010*	10.000000	10.534759	5.35%	7,864
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.323597	3.24%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.481394	9.399056	-0.87%	6,277
2016	9.559466	9.481394	-0.82%	11,543
2015	9.744174	9.559466	-1.90%	5,865
2014	9.879259	9.744174	-1.37%	4,579
2013	10.114663	9.879259	-2.33%	3,710
2012	9.770394	10.114663	3.52%	14,401
2011*	10.000000	9.770394	-2.30%	1,139
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.290055	10.559840	2.62%	1,529
2016	10.245476	10.290055	0.44%	8,339
2015	10.430246	10.245476	-1.77%	30,020
2014	10.227743	10.430246	1.98%	38,370
2013	10.666107	10.227743	-4.11%	40,046
2012	9.950190	10.666107	7.20%	32,686
2011*	10.000000	9.950190	-0.50%	2,324
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.848705	10.115481	2.71%	2,402
2016	9.613973	9.848705	2.44%	2,625
2015	9.998968	9.613973	-3.85%	2,867
2014	9.921428	9.998968	0.78%	206
2013*	10.000000	9.921428	-0.79%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	13.048055	13.671451	4.78%	0
2016	11.712941	13.048055	11.40%	0
2015	12.493372	11.712941	-6.25%	286
2014	12.799262	12.493372	-2.39%	299
2013	11.693347	12.799262	9.46%	312
2012	10.324388	11.693347	13.26%	555
2011	10.763851	10.324388	-4.08%	3,359
2010*	10.000000	10.763851	7.64%	830

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	13.743299	14.100586	2.60%	23,045
2016	12.878189	13.743299	6.72%	25,160
2015	13.134198	12.878189	-1.95%	5,869
2014	13.109285	13.134198	0.19%	2,128
2013	12.171093	13.109285	7.71%	64,252
2012	10.893982	12.171093	11.72%	53,256
2011	10.829841	10.893982	0.59%	1,174
2010*	10.000000	10.829841	8.30%	6,142
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.472782	11.022798	30.10%	815
2016	8.598983	8.472782	-1.47%	888
2015	9.692691	8.598983	-11.28%	4,281
2014	10.058430	9.692691	-3.64%	5,157
2013	8.936218	10.058430	12.56%	116
2012	7.904919	8.936218	13.05%	13,585
2011	11.060166	7.904919	-28.53%	0
2010*	10.000000	11.060166	10.60%	659
ProFunds - ProFund VP Banks - Q/NQ
2017	16.090962	18.576979	15.45%	4,634
2016	13.337130	16.090962	20.65%	6,599
2015	13.682495	13.337130	-2.52%	19,136
2014	12.662061	13.682495	8.06%	5,426
2013	9.691252	12.662061	30.65%	926
2012	7.420694	9.691252	30.60%	25,690
2011*	10.000000	7.420694	-25.79%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	9.200852	11.076269	20.38%	3,688
2016	7.931135	9.200852	16.01%	941
2015	9.411699	7.931135	-15.73%	220
2014	9.454213	9.411699	-0.45%	14,165
2013	8.154008	9.454213	15.95%	0
2012	7.677794	8.154008	6.20%	3,929
2011*	10.000000	7.677794	-23.22%	512
ProFunds - ProFund VP Bear - Q/NQ
2017	3.109765	2.497607	-19.69%	0
2016	3.653172	3.109765	-14.87%	2,884
2015	3.924774	3.653172	-6.92%	2,432
2014	4.675114	3.924774	-16.05%	0
2013	6.501737	4.675114	-28.09%	0
2012	7.963192	6.501737	-18.35%	0
2011	8.926736	7.963192	-10.79%	2,200
2010*	10.000000	8.926736	-10.73%	16,860

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	22.456947	26.943057	19.98%	1,882
2016	27.137949	22.456947	-17.25%	2,737
2015	26.834460	27.137949	1.13%	6,129
2014	21.128843	26.834460	27.00%	11,361
2013	12.814346	21.128843	64.88%	3,757
2012	9.302807	12.814346	37.75%	9,004
2011*	10.000000	9.302807	-6.97%	728
ProFunds - ProFund VP Bull - Q/NQ
2017	16.331488	19.082299	16.84%	8,708
2016	15.211346	16.331488	7.36%	20,942
2015	15.609149	15.211346	-2.55%	33,266
2014	14.303561	15.609149	9.13%	18,689
2013	11.259763	14.303561	27.03%	15,611
2012	10.099167	11.259763	11.49%	4,664
2011	10.315269	10.099167	-2.09%	14,707
2010*	10.000000	10.315269	3.15%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	14.971302	16.864514	12.65%	373
2016	14.768268	14.971302	1.37%	1,799
2015	14.482114	14.768268	1.98%	5,057
2014	13.420210	14.482114	7.91%	10,567
2013	10.671677	13.420210	25.76%	1,522
2012	9.833253	10.671677	8.53%	0
2011*	10.000000	9.833253	-1.67%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	18.057569	20.926761	15.89%	4,708
2016	17.702904	18.057569	2.00%	6,324
2015	17.272641	17.702904	2.49%	9,437
2014	15.688241	17.272641	10.10%	14,993
2013	11.456843	15.688241	36.93%	15,760
2012	9.584849	11.456843	19.53%	4,357
2011*	10.000000	9.584849	-4.15%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	6.842092	8.926847	30.47%	12,978
2016	6.295335	6.842092	8.69%	9,673
2015	7.781630	6.295335	-19.10%	10,706
2014	8.230121	7.781630	-5.45%	8,794
2013	8.983703	8.230121	-8.39%	7,441
2012	8.611120	8.983703	4.33%	6,934
2011	10.953982	8.611120	-21.39%	452
2010*	10.000000	10.953982	9.54%	320

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	10.526039	12.337063	17.21%	5,942
2016	9.972439	10.526039	5.55%	7,393
2015	11.429776	9.972439	-12.75%	7,290
2014	12.780155	11.429776	-10.57%	7,121
2013	10.732228	12.780155	19.08%	2,442
2012	9.402498	10.732228	14.14%	710
2011	10.540456	9.402498	-10.80%	0
2010*	10.000000	10.540456	5.40%	0
ProFunds - ProFund VP Financials - Q/NQ
2017	15.641038	18.099005	15.71%	6,021
2016	13.853314	15.641038	12.90%	8,853
2015	14.365182	13.853314	-3.56%	10,784
2014	12.994748	14.365182	10.55%	6,623
2013	10.049670	12.994748	29.31%	14,103
2012	8.230246	10.049670	22.11%	3,825
2011*	10.000000	8.230246	-17.70%	508
ProFunds - ProFund VP Health Care - Q/NQ
2017	17.566579	20.796338	18.39%	2,039
2016	18.700356	17.566579	-6.06%	6,421
2015	18.187872	18.700356	2.82%	13,133
2014	15.018626	18.187872	21.10%	14,859
2013	10.976563	15.018626	36.82%	7,824
2012	9.550247	10.976563	14.93%	0
2011*	10.000000	9.550247	-4.50%	0
ProFunds - ProFund VP Industrials - Q/NQ
2017	14.980934	17.952466	19.84%	648
2016	13.017319	14.980934	15.08%	1,061
2015	13.767469	13.017319	-5.45%	7,137
2014	13.319906	13.767469	3.36%	3,825
2013	9.845608	13.319906	35.29%	8,249
2012	8.685023	9.845608	13.36%	3,514
2011*	10.000000	8.685023	-13.15%	0
ProFunds - ProFund VP International - Q/NQ
2017	9.914758	11.823013	19.25%	0
2016	10.221436	9.914758	-3.00%	317
2015	10.821970	10.221436	-5.55%	317
2014	12.029526	10.821970	-10.04%	294
2013	10.283022	12.029526	16.98%	7,416
2012	9.060423	10.283022	13.49%	4,455
2011	10.803722	9.060423	-16.14%	49
2010*	10.000000	10.803722	8.04%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2017	17.655018	23.517039	33.20%	382
2016	17.087847	17.655018	3.32%	446
2015	14.502625	17.087847	17.83%	4,861
2014	14.649434	14.502625	-1.00%	526
2013	9.863187	14.649434	48.53%	944
2012	8.412530	9.863187	17.24%	0
2011*	10.000000	8.412530	-15.87%	773
ProFunds - ProFund VP Japan - Q/NQ
2017	12.726643	14.759279	15.97%	0
2016	12.945420	12.726643	-1.69%	276
2015	12.497152	12.945420	3.59%	17,775
2014	12.366279	12.497152	1.06%	740
2013	8.521127	12.366279	45.12%	3,985
2012	7.079577	8.521127	20.36%	59,585
2011	8.877005	7.079577	-20.25%	63
2010*	10.000000	8.877005	-11.23%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	19.774481	25.240635	27.64%	1,371
2016	19.188916	19.774481	3.05%	6,061
2015	18.240733	19.188916	5.20%	8,060
2014	15.923926	18.240733	14.55%	19,629
2013	12.113506	15.923926	31.46%	8,355
2012	10.645876	12.113506	13.79%	6,368
2011	10.717769	10.645876	-0.67%	3,220
2010*	10.000000	10.717769	7.18%	689
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	10.733871	10.175497	-5.20%	4,371
2016	8.828402	10.733871	21.58%	12,827
2015	11.768592	8.828402	-24.98%	14,670
2014	13.486884	11.768592	-12.74%	17,703
2013	11.103389	13.486884	21.47%	12,306
2012	11.022781	11.103389	0.73%	2,580
2011	11.011402	11.022781	0.10%	3,191
2010*	10.000000	11.011402	10.11%	1,523
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	16.429181	17.751117	8.05%	5,169
2016	17.431500	16.429181	-5.75%	6,564
2015	17.047946	17.431500	2.25%	17,628
2014	14.589119	17.047946	16.85%	10,715
2013	11.321316	14.589119	28.86%	12,552
2012	10.339035	11.321316	9.50%	2,020
2011*	10.000000	10.339035	3.39%	1,167

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.129389	3.225579	3.07%	8,368
2016	2.051319	3.129389	52.55%	34,319
2015	3.120590	2.051319	-34.27%	83,609
2014	4.186882	3.120590	-25.47%	19,118
2013	6.892012	4.186882	-39.25%	19,802
2012	8.238716	6.892012	-16.35%	294
2011*	10.000000	8.238716	-17.61%	804
ProFunds - ProFund VP Real Estate - Q/NQ
2017	12.903183	13.649876	5.79%	1,403
2016	12.465555	12.903183	3.51%	4,406
2015	12.691807	12.465555	-1.78%	306
2014	10.369721	12.691807	22.39%	0
2013	10.582415	10.369721	-2.01%	0
2012	9.225594	10.582415	14.71%	4,408
2011*	10.000000	9.225594	-7.74%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.400277	2.932710	-13.75%	1,239
2016	3.662066	3.400277	-7.15%	17,686
2015	3.800960	3.662066	-3.65%	12,817
2014	5.567114	3.800960	-31.72%	12,940
2013	4.882075	5.567114	14.03%	17,961
2012	5.358757	4.882075	-8.90%	6,796
2011	8.757931	5.358757	-38.81%	1,880
2010*	10.000000	8.757931	-12.42%	3,310
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	16.822722	22.326743	32.72%	3,793
2016	13.454533	16.822722	25.03%	3,730
2015	14.150060	13.454533	-4.92%	4,088
2014	10.743698	14.150060	31.71%	25,106
2013	8.221744	10.743698	30.67%	0
2012	8.763975	8.221744	-6.19%	0
2011*	10.000000	8.763975	-12.36%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.353299	4.488316	-29.35%	486
2016	7.747503	6.353299	-18.00%	486
2015	7.096236	7.747503	9.18%	486
2014	7.467170	7.096236	-4.97%	0
2013	7.644952	7.467170	-2.33%	0
2012	8.980906	7.644952	-14.88%	0
2011	8.289304	8.980906	8.34%	3,377
2010*	10.000000	8.289304	-17.11%	14,788

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2017	4.468602	3.472165	-22.30%	760
2016	4.850225	4.468602	-7.87%	760
2015	5.149014	4.850225	-5.80%	760
2014	5.116222	5.149014	0.64%	0
2013	6.615873	5.116222	-22.67%	941
2012	8.464267	6.615873	-21.84%	1,033
2011	8.492227	8.464267	-0.33%	13,944
2010*	10.000000	8.492227	-15.08%	1,143
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.457926	1.798881	-26.81%	0
2016	2.791312	2.457926	-11.94%	0
2015	3.278911	2.791312	-14.87%	0
2014	4.154514	3.278911	-21.08%	0
2013	6.011240	4.154514	-30.89%	0
2012	7.561912	6.011240	-20.51%	0
2011	8.627604	7.561912	-12.35%	3,944
2010*	10.000000	8.627604	-13.72%	0
ProFunds - ProFund VP Technology - Q/NQ
2017	15.570194	20.607906	32.35%	526
2016	14.155946	15.570194	9.99%	3,436
2015	14.120367	14.155946	0.25%	5,959
2014	12.211106	14.120367	15.64%	308
2013	9.963009	12.211106	22.56%	0
2012	9.226192	9.963009	7.99%	3,330
2011*	10.000000	9.226192	-7.74%	705
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	13.809255	13.232945	-4.17%	246
2016	11.593765	13.809255	19.11%	356
2015	11.664936	11.593765	-0.61%	420
2014	11.848146	11.664936	-1.55%	350
2013	10.798922	11.848146	9.72%	0
2012	9.467253	10.798922	14.07%	4,134
2011*	10.000000	9.467253	-5.33%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	13.874712	14.872858	7.19%	264
2016	14.215249	13.874712	-2.40%	635
2015	15.388189	14.215249	-7.62%	635
2014	11.524242	15.388189	33.53%	6,395
2013	14.552672	11.524242	-20.81%	0
2012	14.722409	14.552672	-1.15%	0
2011	10.478161	14.722409	40.51%	3,009
2010*	10.000000	10.478161	4.78%	7,200

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	39.539988	65.165993	64.81%	639
2016	37.179832	39.539988	6.35%	0
2015	33.429682	37.179832	11.22%	0
2014	25.137380	33.429682	32.99%	12,539
2013	14.340632	25.137380	75.29%	8,270
2012	10.952083	14.340632	30.94%	1,949
2011	11.321764	10.952083	-3.27%	0
2010*	10.000000	11.321764	13.22%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.632677	0.341057	-46.09%	0
2016	0.809894	0.632677	-21.88%	8,331
2015	1.121862	0.809894	-27.81%	0
2014	1.783677	1.121862	-37.10%	4,568
2013	3.547144	1.783677	-49.72%	4,568
2012	5.593871	3.547144	-36.59%	18,047
2011	7.341845	5.593871	-23.81%	4,942
2010*	10.000000	7.341845	-26.58%	0
ProFunds - ProFund VP Utilities - Q/NQ
2017	14.885897	16.124801	8.32%	754
2016	13.212331	14.885897	12.67%	1,422
2015	14.418957	13.212331	-8.37%	1,190
2014	11.699716	14.418957	23.24%	755
2013	10.546589	11.699716	10.93%	101
2012	10.758148	10.546589	-1.97%	5,858
2011*	10.000000	10.758148	7.58%	1,087
Rydex Variable Trust - Banking Fund - Q/NQ
2017	8.390449	9.240298	10.13%	7,709
2016	6.734523	8.390449	24.59%	10,960
2015	7.230457	6.734523	-6.86%	11,784
2014	7.141409	7.230457	1.25%	3,707
2013	5.646630	7.141409	26.47%	1,975
2012	4.643486	5.646630	21.60%	15,529
2011	6.098790	4.643486	-23.86%	2,172
2010	5.510992	6.098790	10.67%	1,930
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	21.998501	26.154667	18.89%	184
2016	17.170088	21.998501	28.12%	808
2015	21.207061	17.170088	-19.04%	1,597
2014	22.062765	21.207061	-3.88%	1,698
2013	22.258005	22.062765	-0.88%	1,900
2012	20.534524	22.258005	8.39%	5,291
2011	25.106924	20.534524	-18.21%	2,123
2010	20.244909	25.106924	24.02%	9,673

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	31.388941	39.779101	26.73%	3,045
2016	39.907004	31.388941	-21.34%	4,006
2015	37.579044	39.907004	6.19%	10,607
2014	28.926963	37.579044	29.91%	5,884
2013	19.161094	28.926963	50.97%	9,643
2012	14.393707	19.161094	33.12%	8,207
2011	13.293839	14.393707	8.27%	12,549
2010	12.266164	13.293839	8.38%	9,015
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	1.983231	2.027718	2.24%	21,104
2016	1.834789	1.983231	8.09%	22,482
2015	2.831182	1.834789	-35.19%	41,839
2014	4.382507	2.831182	-35.40%	37,725
2013	4.625046	4.382507	-5.24%	13,575
2012	4.791977	4.625046	-3.48%	7,689
2011	5.242893	4.791977	-8.60%	8,114
2010	4.957245	5.242893	5.76%	12,302
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	28.133918	30.720306	9.19%	723
2016	27.259044	28.133918	3.21%	735
2015	26.212635	27.259044	3.99%	983
2014	23.773057	26.212635	10.26%	2,362
2013	18.933690	23.773057	25.56%	2,234
2012	17.736179	18.933690	6.75%	4,437
2011	15.924082	17.736179	11.38%	4,640
2010	13.868622	15.924082	14.82%	8,307
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	22.389304	34.748480	55.20%	1,006
2016	17.493616	22.389304	27.99%	1,538
2015	18.655735	17.493616	-6.23%	3,664
2014	16.314564	18.655735	14.35%	4,683
2013	10.242335	16.314564	59.29%	15,301
2012	8.931245	10.242335	14.68%	5,536
2011	8.362414	8.931245	6.80%	33,688
2010	6.855999	8.362414	21.97%	22,446
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	14.776279	18.960541	28.32%	1,157
2016	12.138021	14.776279	21.74%	3,122
2015	12.142965	12.138021	-0.04%	1,922
2014	10.023925	12.142965	21.14%	13,325
2013	7.581335	10.023925	32.22%	2,577
2012	7.663853	7.581335	-1.08%	2,848
2011	9.373506	7.663853	-18.24%	3,021
2010	8.739400	9.373506	7.26%	2,889

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2017	18.824105	17.275261	-8.23%	3,375
2016	14.635906	18.824105	28.62%	4,641
2015	21.426571	14.635906	-31.69%	6,014
2014	26.895968	21.426571	-20.34%	3,991
2013	22.250932	26.895968	20.88%	1,550
2012	22.196120	22.250932	0.25%	4,751
2011	24.079603	22.196120	-7.82%	4,034
2010	20.659438	24.079603	16.55%	5,400
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	13.027059	10.376258	-20.35%	1,029
2016	10.804415	13.027059	20.57%	1,505
2015	16.158977	10.804415	-33.14%	1,034
2014	23.359986	16.158977	-30.83%	5,623
2013	19.259945	23.359986	21.29%	9,799
2012	19.595050	19.259945	-1.71%	3,402
2011	22.065274	19.595050	-11.20%	1,234
2010	17.880734	22.065274	23.40%	4,979
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	9.545816	12.019110	25.91%	1,958
2016	10.326077	9.545816	-7.56%	0
2015	11.364375	10.326077	-9.14%	0
2014	13.265275	11.364375	-14.33%	0
2013	10.936616	13.265275	21.29%	45
2012	9.182762	10.936616	19.10%	2,601
2011	11.052556	9.182762	-16.92%	0
2010	12.652973	11.052556	-12.65%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	12.218576	13.825843	13.15%	3,054
2016	10.774677	12.218576	13.40%	2,651
2015	11.462775	10.774677	-6.00%	5,500
2014	10.400321	11.462775	10.22%	15,952
2013	8.328412	10.400321	24.88%	2,640
2012	6.934451	8.328412	20.10%	3,962
2011	8.325498	6.934451	-16.71%	3,851
2010	7.435871	8.325498	11.96%	6,725
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	14.933839	16.029110	7.33%	4,033
2016	15.305155	14.933839	-2.43%	4,459
2015	16.472963	15.305155	-7.09%	2,270
2014	12.495375	16.472963	31.83%	1,642
2013	15.613252	12.495375	-19.97%	17,629
2012	15.483728	15.613252	0.84%	9,353
2011	11.177911	15.483728	38.52%	41,134
2010	10.370025	11.177911	7.79%	12,462

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	23.351635	28.089076	20.29%	5,784
2016	26.412340	23.351635	-11.59%	6,882
2015	25.809782	26.412340	2.33%	25,445
2014	21.155044	25.809782	22.00%	15,805
2013	15.237192	21.155044	38.84%	17,164
2012	13.284538	15.237192	14.70%	1,340
2011	12.961289	13.284538	2.49%	167
2010	12.399870	12.961289	4.53%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.582845	11.072641	4.63%	0
2016	9.684079	10.582845	9.28%	2,078
2015	9.962520	9.684079	-2.79%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2017	28.395108	37.242072	31.16%	1,381
2016	27.769582	28.395108	2.25%	1,298
2015	26.177133	27.769582	6.08%	435
2014	26.225596	26.177133	-0.18%	562
2013	17.713301	26.225596	48.06%	475
2012	15.163583	17.713301	16.81%	0
2011	17.584984	15.163583	-13.77%	0
2010	14.872453	17.584984	18.24%	98
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.488003	0.291670	-40.23%	0
2016	0.708502	0.488003	-31.12%	30,700
2015	0.786927	0.708502	-9.97%	30,422
2014	1.027457	0.786927	-23.41%	14,599
2013	1.870398	1.027457	-45.07%	56,314
2012	2.463962	1.870398	-24.09%	179,774
2011	3.451061	2.463962	-28.60%	218,155
2010	5.057033	3.451061	-31.76%	391,584
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.716914	2.423619	-10.80%	1,864
2016	2.859117	2.716914	-4.97%	10,226
2015	2.956422	2.859117	-3.29%	0
2014	4.021774	2.956422	-26.49%	23,901
2013	3.564103	4.021774	12.84%	34,774
2012	3.881187	3.564103	-8.17%	15,242
2011	5.699061	3.881187	-31.90%	16,267
2010	6.676549	5.699061	-14.64%	27,975

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.467556	1.242183	-15.36%	0
2016	1.853584	1.467556	-20.83%	0
2015	1.914888	1.853584	-3.20%	0
2014	2.211621	1.914888	-13.42%	0
2013	3.119033	2.211621	-29.09%	0
2012	3.902700	3.119033	-20.08%	365
2011	4.301712	3.902700	-9.28%	2,390
2010	5.881535	4.301712	-26.86%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	1.037560	0.765346	-26.24%	0
2016	1.170757	1.037560	-11.38%	2,332
2015	1.372542	1.170757	-14.70%	2,332
2014	1.722998	1.372542	-20.34%	2,332
2013	2.480656	1.722998	-30.54%	2,332
2012	3.114808	2.480656	-20.36%	2,332
2011	3.537961	3.114808	-11.96%	12,936
2010	4.590151	3.537961	-22.92%	62,018
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.356758	1.149177	-15.30%	0
2016	1.738363	1.356758	-21.95%	1,908
2015	1.773859	1.738363	-2.00%	1,908
2014	1.987807	1.773859	-10.76%	2,393
2013	2.936271	1.987807	-32.30%	2,393
2012	3.664774	2.936271	-19.88%	2,771
2011	4.051675	3.664774	-9.55%	55,753
2010	5.718471	4.051675	-29.15%	2,450
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	1.740530	1.408400	-19.08%	0
2016	2.020361	1.740530	-13.85%	2,339
2015	2.159455	2.020361	-6.44%	2,339
2014	2.578491	2.159455	-16.25%	2,785
2013	3.584265	2.578491	-28.06%	2,785
2012	4.410258	3.584265	-18.73%	3,097
2011	4.952522	4.410258	-10.95%	12,238
2010	6.091990	4.952522	-18.70%	2,750
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	17.783904	26.169945	47.16%	0
2016	16.685288	17.783904	6.58%	0
2015	15.217647	16.685288	9.64%	0
2014	18.375894	15.217647	-17.19%	133
2013	12.032008	18.375894	52.73%	32,343
2012	10.233380	12.032008	17.58%	0
2011	14.711145	10.233380	-30.44%	0
2010	12.984311	14.711145	13.30%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	25.656776	30.171417	17.60%	349
2016	23.917973	25.656776	7.27%	1,067
2015	24.357087	23.917973	-1.80%	1,277
2014	23.146706	24.357087	5.23%	1,221
2013	16.601896	23.146706	39.42%	1,444
2012	13.978502	16.601896	18.77%	1,229
2011	13.936102	13.978502	0.30%	0
2010	10.920830	13.936102	27.61%	3,308
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	37.905793	45.442242	19.88%	424
2016	29.863895	37.905793	26.93%	1,586
2015	32.280781	29.863895	-7.49%	5,621
2014	29.457570	32.280781	9.58%	1,380
2013	20.028034	29.457570	47.08%	4,278
2012	16.455185	20.028034	21.71%	1,653
2011	18.188550	16.455185	-9.53%	1,040
2010	13.506299	18.188550	34.67%	1,230
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	56.898399	94.419291	65.94%	1,916
2016	53.026277	56.898399	7.30%	3,356
2015	47.252086	53.026277	12.22%	6,826
2014	35.339529	47.252086	33.71%	8,412
2013	20.029587	35.339529	76.44%	12,743
2012	15.254468	20.029587	31.30%	1,397
2011	15.687041	15.254468	-2.76%	0
2010	11.704134	15.687041	34.03%	7,324
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	29.110779	37.371407	28.38%	6,732
2016	28.055389	29.110779	3.76%	2,639
2015	26.475290	28.055389	5.97%	11,973
2014	23.025882	26.475290	14.98%	9,786
2013	17.471047	23.025882	31.79%	1,633
2012	15.283444	17.471047	14.31%	1,366
2011	15.279149	15.283444	0.03%	1,620
2010	13.171823	15.279149	16.00%	4,518
Rydex Variable Trust - Nova Fund - Q/NQ
2017	24.844526	32.055105	29.02%	18,690
2016	21.928264	24.844526	13.30%	21,965
2015	22.560731	21.928264	-2.80%	1,653
2014	19.432637	22.560731	16.10%	1,356
2013	13.322412	19.432637	45.86%	12,672
2012	11.132319	13.322412	19.67%	4,986
2011	11.504946	11.132319	-3.24%	1,202
2010	9.795667	11.504946	17.45%	1,352

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	8.228140	8.626480	4.84%	0
2016	5.077408	8.228140	62.05%	4,965
2015	7.448853	5.077408	-31.84%	26,055
2014	9.205825	7.448853	-19.09%	6,655
2013	17.447284	9.205825	-47.24%	8,077
2012	18.584024	17.447284	-6.12%	12,532
2011	25.028334	18.584024	-25.75%	15,168
2010	18.514840	25.028334	35.18%	18,026
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	19.737964	20.610636	4.42%	3,512
2016	18.302059	19.737964	7.85%	4,548
2015	19.178833	18.302059	-4.57%	11,268
2014	16.188985	19.178833	18.47%	13,058
2013	15.908787	16.188985	1.76%	7,662
2012	13.731754	15.908787	15.85%	7,258
2011	13.715075	13.731754	0.12%	2,344
2010	11.219230	13.715075	22.25%	3,757
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	22.811191	25.197020	10.46%	126
2016	23.229329	22.811191	-1.80%	107
2015	24.046834	23.229329	-3.40%	104
2014	22.605919	24.046834	6.37%	109
2013	17.003618	22.605919	32.95%	100
2012	14.874495	17.003618	14.31%	0
2011	14.428378	14.874495	3.09%	4,182
2010	11.777005	14.428378	22.51%	3,184
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	30.941941	36.357267	17.50%	267
2016	24.233174	30.941941	27.68%	1,503
2015	27.224120	24.233174	-10.99%	7,750
2014	26.664830	27.224120	2.10%	15,411
2013	17.177019	26.664830	55.24%	6,644
2012	14.370099	17.177019	19.53%	15,889
2011	16.714653	14.370099	-14.03%	1,179
2010	12.385309	16.714653	34.96%	3,724
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	28.246877	39.683386	40.49%	659
2016	23.961884	28.246877	17.88%	1,163
2015	24.888910	23.961884	-3.72%	7,803
2014	20.394548	24.888910	22.04%	10,745
2013	12.347424	20.394548	65.17%	24,538
2012	9.748046	12.347424	26.67%	6,495
2011	10.366111	9.748046	-5.96%	1,516
2010	8.438994	10.366111	22.84%	8,133

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	18.344129	22.341530	21.79%	11,832
2016	18.265824	18.344129	0.43%	14,137
2015	18.458233	18.265824	-1.04%	16,628
2014	16.771175	18.458233	10.06%	26,227
2013	12.122060	16.771175	38.35%	20,057
2012	10.928147	12.122060	10.93%	4,741
2011	11.284901	10.928147	-3.16%	4,788
2010	9.219041	11.284901	22.41%	6,575
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	18.913514	21.454981	13.44%	10,749
2016	16.455232	18.913514	14.94%	11,592
2015	18.548037	16.455232	-11.28%	47,368
2014	17.077064	18.548037	8.61%	45,157
2013	12.007922	17.077064	42.21%	14,262
2012	10.035363	12.007922	19.66%	13,113
2011	10.585667	10.035363	-5.20%	5,751
2010	8.986724	10.585667	17.79%	36,336
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	21.734794	25.272295	16.28%	16,025
2016	21.616250	21.734794	0.55%	17,895
2015	21.792371	21.616250	-0.81%	12,692
2014	22.611025	21.792371	-3.62%	9,004
2013	17.229150	22.611025	31.24%	15,638
2012	15.165021	17.229150	13.61%	7,235
2011	15.592257	15.165021	-2.74%	6,211
2010	12.012701	15.592257	29.80%	6,297
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	19.978496	22.131924	10.78%	4,894
2016	15.832199	19.978496	26.19%	12,072
2015	18.349016	15.832199	-13.72%	18,852
2014	17.561861	18.349016	4.48%	10,544
2013	13.208976	17.561861	32.95%	13,953
2012	11.533652	13.208976	14.53%	2,061
2011	12.687927	11.533652	-9.10%	1,126
2010	10.788174	12.687927	17.61%	1,371
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	21.358135	24.273986	13.65%	10,308
2016	18.379579	21.358135	16.21%	11,855
2015	18.844179	18.379579	-2.47%	15,619
2014	19.248550	18.844179	-2.10%	17,079
2013	13.913894	19.248550	38.34%	21,534
2012	12.849915	13.913894	8.28%	1,137
2011	12.679269	12.849915	1.35%	2,051
2010	10.327753	12.679269	22.77%	6,775

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	18.292027	17.859236	-2.37%	6,295
2016	14.181936	18.292027	28.98%	10,144
2015	16.755524	14.181936	-15.36%	21,764
2014	16.893245	16.755524	-0.82%	9,926
2013	12.081211	16.893245	39.83%	19,310
2012	10.251656	12.081211	17.85%	3,368
2011	11.563195	10.251656	-11.34%	4,534
2010	9.441286	11.563195	22.47%	4,594
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	7.127331	5.746457	-19.37%	7,016
2016	6.803423	7.127331	4.76%	0
2015	6.130797	6.803423	10.97%	3,421
2014	5.094109	6.130797	20.35%	2,793
2013	5.362599	5.094109	-5.01%	2,793
2012	5.845098	5.362599	-8.25%	9,040
2011	6.235827	5.845098	-6.27%	6,207
2010	6.670154	6.235827	-6.51%	20,856
Rydex Variable Trust - Technology Fund - Q/NQ
2017	20.137333	26.149215	29.85%	8,244
2016	18.517645	20.137333	8.75%	2,717
2015	18.706631	18.517645	-1.01%	2,005
2014	17.330570	18.706631	7.94%	20,151
2013	13.074559	17.330570	32.55%	4,589
2012	11.926425	13.074559	9.63%	2,812
2011	13.416029	11.926425	-11.10%	3,470
2010	12.231661	13.416029	9.68%	3,849
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	13.082579	13.558295	3.64%	321
2016	11.381562	13.082579	14.95%	855
2015	12.464391	11.381562	-8.69%	0
2014	12.407279	12.464391	0.46%	0
2013	10.789165	12.407279	15.00%	0
2012	10.510396	10.789165	2.65%	2,854
2011	12.541777	10.510396	-16.20%	2,854
2010	11.187217	12.541777	12.11%	3,258
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	24.341626	29.079676	19.46%	1,903
2016	21.539432	24.341626	13.01%	2,672
2015	25.609109	21.539432	-15.89%	5,682
2014	21.301389	25.609109	20.22%	17,423
2013	14.443689	21.301389	47.48%	7,601
2012	12.547793	14.443689	15.11%	510
2011	14.419884	12.547793	-12.98%	510
2010	11.865413	14.419884	21.53%	4,047

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	22.359017	24.302410	8.69%	955
2016	19.629937	22.359017	13.90%	1,132
2015	21.644498	19.629937	-9.31%	3,763
2014	17.990074	21.644498	20.31%	7,801
2013	16.172207	17.990074	11.24%	6,190
2012	16.337404	16.172207	-1.01%	9,528
2011	14.349655	16.337404	13.85%	10,824
2010	13.713544	14.349655	4.64%	4,331
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.228415	6.107593	16.82%	0
2016	5.849850	5.228415	-10.62%	0
2015	7.184423	5.849850	-18.58%	0
2014	9.398193	7.184423	-23.56%	4,740
2013	9.877882	9.398193	-4.86%	54
2012	10.012027	9.877882	-1.34%	0
2011	10.617483	10.012027	-5.70%	702
2010	11.489601	10.617483	-7.59%	3,914
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.698287	9.738647	0.42%	469
2016	9.669572	9.698287	0.30%	492
2015	9.967234	9.669572	-2.99%	531
2014	10.043004	9.967234	-0.75%	627
2013*	10.000000	10.043004	0.43%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.741439	7.41%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	6.084559	5.855996	-3.76%	13,086
2016	4.324464	6.084559	40.70%	14,056
2015	6.637435	4.324464	-34.85%	16,159
2014	8.381105	6.637435	-20.80%	13,542
2013	7.745036	8.381105	8.21%	15,191
2012	7.652476	7.745036	1.21%	6,314
2011*	10.000000	7.652476	-23.48%	6,503

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	12.102416	13.693164	13.14%	0
2016	11.841426	12.102416	2.20%	2,544
2015	11.947042	11.841426	-0.88%	2,544
2014	11.399108	11.947042	4.81%	92
2013	10.019121	11.399108	13.77%	94
2012	9.031720	10.019121	10.93%	94
2011*	10.000000	9.031720	-9.68%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.490787	9.209317	-2.97%	2,564
2016	6.888464	9.490787	37.78%	3,778
2015	11.341136	6.888464	-39.26%	0
2014	10.356756	11.341136	9.50%	104
2013*	10.000000	10.356756	3.57%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.450913	12.779515	22.28%	0
2016	9.891352	10.450913	5.66%	2,198
2015	10.243616	9.891352	-3.44%	2,198
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.808137	9.950249	1.45%	26,828
2016	9.601784	9.808137	2.15%	30,640
2015	10.061120	9.601784	-4.57%	25,411
2014	9.953738	10.061120	1.08%	27,805
2013	11.114972	9.953738	-10.45%	9,349
2012	10.578473	11.114972	5.07%	6,506
2011*	10.000000	10.578473	5.78%	5,265
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.212800	12.041295	17.90%	9,511
2016	9.196504	10.212800	11.05%	10,768
2015*	10.000000	9.196504	-8.03%	15,087
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	10.992070	11.697351	6.42%	13,860
2016	9.323432	10.992070	17.90%	33,239
2015*	10.000000	9.323432	-6.77%	11,782
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.592390	10.574093	10.23%	4,062
2016	9.445100	9.592390	1.56%	4,104
2015	9.828846	9.445100	-3.90%	4,150
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.101232	13.646927	22.93%	4,965
2016	11.138662	11.101232	-0.34%	7,019
2015	11.385672	11.138662	-2.17%	6,176
2014	11.420830	11.385672	-0.31%	7,293
2013*	10.000000	11.420830	14.21%	5,240

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.073957	12.623583	13.99%	0
2016*	10.000000	11.073957	10.74%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	11.771562	13.098309	11.27%	3,834
2016	11.588530	11.771562	1.58%	4,063
2015	11.962954	11.588530	-3.13%	11,685
2014	11.994072	11.962954	-0.26%	12,183
2013	10.713163	11.994072	11.96%	38,403
2012	9.956736	10.713163	7.60%	0
2011	10.559439	9.956736	-5.71%	0
2010*	10.000000	10.559439	5.59%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.687079	10.875019	12.26%	0
2016	9.324883	9.687079	3.88%	0
2015	9.925392	9.324883	-6.05%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.821791	9.919350	0.99%	0
2016*	10.000000	9.821791	-1.78%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.057785	0.58%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.148950	1.49%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.522974	5.486501	-0.66%	0
2016	5.038354	5.522974	9.62%	0
2015	6.874507	5.038354	-26.71%	1
2014	8.465833	6.874507	-18.80%	2,789
2013	9.642264	8.465833	-12.20%	0
2012	10.065554	9.642264	-4.21%	0
2011	11.776114	10.065554	-14.53%	0
2010*	10.000000	11.776114	17.76%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.642314	13.106278	12.57%	7,000
2016	10.327421	11.642314	12.73%	7,505
2015	10.826790	10.327421	-4.61%	13,317
2014*	10.000000	10.826790	8.27%	2,286
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.155576	10.279932	1.22%	2,160
2016	9.525928	10.155576	6.61%	1,254
2015*	10.000000	9.525928	-4.74%	1,326

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.392454	12.680334	11.30%	0
2016	11.320619	11.392454	0.63%	0
2015	11.576360	11.320619	-2.21%	7,709
2014	11.209878	11.576360	3.27%	7,709
2013	9.932553	11.209878	12.86%	7,709
2012	9.044657	9.932553	9.82%	0
2011*	10.000000	9.044657	-9.55%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.375787	11.789733	13.63%	0
2016*	10.000000	10.375787	3.76%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.625569	11.713143	10.24%	25,760
2016	9.224737	10.625569	15.19%	27,199
2015*	10.000000	9.224737	-7.75%	30,168
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.197988	12.778265	14.11%	0
2016*	10.000000	11.197988	11.98%	4,579
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.046480	13.254080	31.93%	22,203
2016	10.210461	10.046480	-1.61%	19,901
2015*	10.000000	10.210461	2.10%	42,093
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.123088	10.590914	4.62%	334
2016	9.060989	10.123088	11.72%	369
2015*	10.000000	9.060989	-9.39%	985
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.918476	10.093263	1.76%	0
2016*	10.000000	9.918476	-0.82%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.141793	1.42%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.012638	10.537266	5.24%	948
2016	9.472540	10.012638	5.70%	276
2015	9.871799	9.472540	-4.04%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.953217	15.289687	9.58%	0
2016	12.598389	13.953217	10.75%	541
2015	13.728248	12.598389	-8.23%	4,159
2014	13.641392	13.728248	0.64%	3,920
2013	11.263567	13.641392	21.11%	3,926
2012	9.981220	11.263567	12.85%	84
2011	10.359835	9.981220	-3.65%	0
2010*	10.000000	10.359835	3.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	10.898800	11.696812	7.32%	39,510
2016	9.767789	10.898800	11.58%	40,111
2015	10.740105	9.767789	-9.05%	51,919
2014	10.491812	10.740105	2.37%	46,994
2013*	10.000000	10.491812	4.92%	1,293
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.161904	12.924436	6.27%	10,527
2016	11.079381	12.161904	9.77%	8,821
2015	11.751832	11.079381	-5.72%	6,222
2014	11.361486	11.751832	3.44%	6,959
2013*	10.000000	11.361486	13.61%	320
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.421873	9.397402	-0.26%	4,190
2016	9.353456	9.421873	0.73%	2,835
2015*	10.000000	9.353456	-6.47%	2,835
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.813284	10.862012	10.69%	244
2016	9.611395	9.813284	2.10%	253
2015	10.429320	9.611395	-7.84%	269
2014	10.253918	10.429320	1.71%	282
2013*	10.000000	10.253918	2.54%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.574285	9.486644	-0.92%	0
2016	9.690970	9.574285	-1.20%	1,317
2015	9.960180	9.690970	-2.70%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	5.921075	6.298771	6.38%	73
2016	7.099031	5.921075	-16.59%	73
2015	7.369076	7.099031	-3.66%	5,750
2014	6.719042	7.369076	9.67%	98
2013	6.693394	6.719042	0.38%	98
2012	7.704097	6.693394	-13.12%	110
2011	8.616371	7.704097	-10.59%	110
2010	9.128453	8.616371	-5.61%	126

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	15.568096	17.497135	12.39%	127
2016	15.805667	15.568096	-1.50%	581
2015	15.951934	15.805667	-0.92%	2,549
2014	15.859207	15.951934	0.58%	641
2013	13.798641	15.859207	14.93%	526
2012	13.504194	13.798641	2.18%	217
2011	14.769569	13.504194	-8.57%	217
2010	13.572559	14.769569	8.82%	248
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	8.343957	8.465084	1.45%	373
2016	8.568230	8.343957	-2.62%	412
2015	8.597544	8.568230	-0.34%	458
2014	8.395265	8.597544	2.41%	6,826
2013	8.440199	8.395265	-0.53%	6,529
2012	8.438365	8.440199	0.02%	6,902
2011	8.341288	8.438365	1.16%	12,898
2010	8.028221	8.341288	3.90%	13,093
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.599043	10.730911	1.24%	6,311
2016	9.976940	10.599043	6.24%	6,555
2015	10.122424	9.976940	-1.44%	5,379
2014	10.104249	10.122424	0.18%	5,379
2013*	10.000000	10.104249	1.04%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.553403	11.342507	7.48%	0
2016	9.670940	10.553403	9.12%	577
2015	10.338425	9.670940	-6.46%	603
2014	9.994860	10.338425	3.44%	603
2013*	10.000000	9.994860	-0.05%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	10.667087	12.345850	15.74%	11,874
2016	11.188177	10.667087	-4.66%	13,056
2015	12.475348	11.188177	-10.32%	16,245
2014	13.458154	12.475348	-7.30%	16,231
2013	10.991392	13.458154	22.44%	19,115
2012	9.425907	10.991392	16.61%	6,657
2011	10.380687	9.425907	-9.20%	11,981
2010*	10.000000	10.380687	3.81%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.442430	10.560419	25.09%	2,198
2016	7.143017	8.442430	18.19%	1,161
2015	9.131560	7.143017	-21.78%	0
2014	9.786067	9.131560	-6.69%	402
2013*	10.000000	9.786067	-2.14%	2,335

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	9.958100	10.565782	6.10%	12,139
2016	8.821504	9.958100	12.88%	12,625
2015	9.598845	8.821504	-8.10%	12,864
2014	9.960125	9.598845	-3.63%	12,909
2013*	10.000000	9.960125	-0.40%	2,086
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.917428	10.079764	1.64%	881
2016*	10.000000	9.917428	-0.83%	1,456
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.869558	11.870834	9.21%	0
2016*	10.000000	10.869558	8.70%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	10.790839	11.677276	8.21%	0
2016	10.404911	10.790839	3.71%	0
2015	10.905171	10.404911	-4.59%	0
2014	10.690705	10.905171	2.01%	0
2013	10.065719	10.690705	6.21%	0
2012	9.415182	10.065719	6.91%	0
2011*	10.000000	9.415182	-5.85%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.126751	11.931890	7.24%	4,425
2016	10.282556	11.126751	8.21%	4,771
2015	10.633505	10.282556	-3.30%	9,556
2014	10.561885	10.633505	0.68%	5,136
2013	11.829892	10.561885	-10.72%	0
2012	10.256894	11.829892	15.34%	0
2011*	10.000000	10.256894	2.57%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	10.001133	11.014414	10.13%	0
2016	8.889682	10.001133	12.50%	6,412
2015	10.550013	8.889682	-15.74%	0
2014*	10.000000	10.550013	5.50%	2,889
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.419727	12.259698	7.36%	2,589
2016	11.316495	11.419727	0.91%	2,625
2015	11.731549	11.316495	-3.54%	2,588
2014	10.530619	11.731549	11.40%	3,142
2013	10.485834	10.530619	0.43%	6,264
2012	8.247133	10.485834	27.15%	0
2011*	10.000000	8.247133	-17.53%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.492430	11.906742	13.48%	1,923
2016	10.163944	10.492430	3.23%	0
2015	11.112979	10.163944	-8.54%	0
2014	11.134909	11.112979	-0.20%	0
2013	9.830837	11.134909	13.27%	0
2012	8.836981	9.830837	11.25%	0
2011*	10.000000	8.836981	-11.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.714720	15.540284	13.31%	36,893
2016	12.858027	13.714720	6.66%	40,357
2015	13.012507	12.858027	-1.19%	42,626
2014	12.666318	13.012507	2.73%	29,669
2013	10.499692	12.666318	20.64%	16,298
2012	9.273451	10.499692	13.22%	0
2011*	10.000000	9.273451	-7.27%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.033381	11.628204	15.90%	0
2016*	10.000000	10.033381	0.33%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.418551	10.884064	4.47%	0
2016	9.326501	10.418551	11.71%	0
2015	9.786632	9.326501	-4.70%	0
2014*	10.000000	9.786632	-2.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.947744	13.365667	22.09%	0
2016*	10.000000	10.947744	9.48%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.870266	9.960075	0.91%	0
2016	9.863443	9.870266	0.07%	2,825
2015	10.065901	9.863443	-2.01%	5,536
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	14.686731	17.217380	17.23%	0
2016	13.850143	14.686731	6.04%	0
2015	14.407190	13.850143	-3.87%	0
2014	14.090149	14.407190	2.25%	0
2013	11.121492	14.090149	26.69%	0
2012	9.785694	11.121492	13.65%	0
2011	10.681651	9.785694	-8.39%	0
2010*	10.000000	10.681651	6.82%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.571954	13.785071	9.65%	0
2016	12.107839	12.571954	3.83%	0
2015	12.506381	12.107839	-3.19%	0
2014	12.254543	12.506381	2.06%	0
2013	10.922770	12.254543	12.19%	4,260
2012	10.051545	10.922770	8.67%	4,260
2011	10.411966	10.051545	-3.46%	4,260
2010*	10.000000	10.411966	4.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.633657	15.450107	13.32%	15,536
2016	12.981887	13.633657	5.02%	16,747
2015	13.445815	12.981887	-3.45%	16,703
2014	13.124727	13.445815	2.45%	17,075
2013	11.062680	13.124727	18.64%	0
2012	9.948983	11.062680	11.19%	0
2011	10.530198	9.948983	-5.52%	0
2010*	10.000000	10.530198	5.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.021412	11.470877	4.08%	17,440
2016	10.766264	11.021412	2.37%	20,745
2015	11.084181	10.766264	-2.87%	18,764
2014	10.961976	11.084181	1.11%	40,301
2013	10.676197	10.961976	2.68%	5,246
2012	10.150215	10.676197	5.18%	3,856
2011	10.228387	10.150215	-0.76%	2,510
2010*	10.000000	10.228387	2.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	9.939753	11.162906	12.31%	12,358
2016	9.622827	9.939753	3.29%	13,166
2015	10.275530	9.622827	-6.35%	12,862
2014	10.269224	10.275530	0.06%	13,223
2013*	10.000000	10.269224	2.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.888215	11.397765	15.27%	0
2016	9.513836	9.888215	3.94%	0
2015	10.221374	9.513836	-6.92%	0
2014	10.341167	10.221374	-1.16%	0
2013*	10.000000	10.341167	3.41%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.114387	14.625942	11.53%	11,177
2016	12.555592	13.114387	4.45%	11,177
2015	12.969731	12.555592	-3.19%	7,730
2014	12.675440	12.969731	2.32%	11,661
2013	10.996067	12.675440	15.27%	6,978
2012	10.001102	10.996067	9.95%	0
2011	10.464480	10.001102	-4.43%	2,393
2010*	10.000000	10.464480	4.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.989466	16.163221	15.54%	3,035
2016	13.287312	13.989466	5.28%	4,463
2015	13.787174	13.287312	-3.63%	1,844
2014	13.475407	13.787174	2.31%	1,329
2013	11.081227	13.475407	21.61%	1,329
2012	9.883646	11.081227	12.12%	0
2011	10.595371	9.883646	-6.72%	0
2010*	10.000000	10.595371	5.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.105369	13.016872	7.53%	6,436
2016	11.670629	12.105369	3.73%	6,436
2015	12.055499	11.670629	-3.19%	6,436
2014	11.837170	12.055499	1.84%	6,436
2013	10.875035	11.837170	8.85%	0
2012	10.100124	10.875035	7.67%	0
2011	10.349542	10.100124	-2.41%	0
2010*	10.000000	10.349542	3.50%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.354042	10.513711	1.54%	4,602
2016	10.239341	10.354042	1.12%	9,384
2015	10.518745	10.239341	-2.66%	0
2014	10.249516	10.518745	2.63%	5,697
2013	10.693842	10.249516	-4.15%	0
2012	10.203136	10.693842	4.81%	7,341
2011*	10.000000	10.203136	2.03%	70
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.209527	14.084658	15.36%	7,081
2016	11.201471	12.209527	9.00%	0
2015	11.821055	11.201471	-5.24%	0
2014	11.714306	11.821055	0.91%	0
2013*	10.000000	11.714306	17.14%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.676787	13.006995	11.39%	5,481
2016	10.970605	11.676787	6.44%	12,948
2015	11.412723	10.970605	-3.87%	12,987
2014	11.450651	11.412723	-0.33%	14,284
2013*	10.000000	11.450651	14.51%	18,320

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.317843	11.517867	38.47%	8,744
2016	7.891139	8.317843	5.41%	2,569
2015	9.600318	7.891139	-17.80%	2,500
2014*	10.000000	9.600318	-4.00%	2,868
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.737687	9.727508	-0.10%	317
2016	9.877800	9.737687	-1.42%	3,597
2015	10.105846	9.877800	-2.26%	1,361
2014*	10.000000	10.105846	1.06%	2,556
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.579161	8.413336	-1.93%	47,396
2016	8.766965	8.579161	-2.14%	57,868
2015	8.959594	8.766965	-2.15%	119,366
2014	9.156456	8.959594	-2.15%	124,564
2013	9.357644	9.156456	-2.15%	149,770
2012	9.563820	9.357644	-2.16%	177,150
2011	9.773369	9.563820	-2.14%	185,797
2010	9.988098	9.773369	-2.15%	243,328
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.302557	11.368559	22.21%	4,111
2016	9.419464	9.302557	-1.24%	1,918
2015	9.719726	9.419464	-3.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.680441	12.377668	15.89%	0
2016	9.970459	10.680441	7.12%	0
2015	10.292283	9.970459	-3.13%	0
2014*	10.000000	10.292283	2.92%	517
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.360179	11.266527	8.75%	1,545
2016	9.959464	10.360179	4.02%	1,545
2015	10.196008	9.959464	-2.32%	1,545
2014*	10.000000	10.196008	1.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.540901	11.842432	12.35%	0
2016	9.998073	10.540901	5.43%	0
2015	10.272405	9.998073	-2.67%	0
2014*	10.000000	10.272405	2.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.110723	10.456183	3.42%	7,651
2016	9.909733	10.110723	2.03%	9,302
2015	10.100733	9.909733	-1.89%	8,825
2014*	10.000000	10.100733	1.01%	8,830

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.062365	11.228233	11.59%	0
2016	9.727605	10.062365	3.44%	0
2015	10.274383	9.727605	-5.32%	0
2014	10.248464	10.274383	0.25%	0
2013*	10.000000	10.248464	2.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.097767	11.557479	14.46%	0
2016	9.648380	10.097767	4.66%	0
2015	10.266447	9.648380	-6.02%	0
2014	10.313239	10.266447	-0.45%	0
2013*	10.000000	10.313239	3.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.490541	11.592693	10.51%	0
2016	10.005689	10.490541	4.85%	0
2015	10.259897	10.005689	-2.48%	0
2014*	10.000000	10.259897	2.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.582957	12.083354	14.18%	864
2016	9.969280	10.582957	6.16%	896
2015	10.263246	9.969280	-2.86%	955
2014*	10.000000	10.263246	2.63%	1,000
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.311642	11.020043	6.87%	623
2016	9.969045	10.311642	3.44%	623
2015	10.191215	9.969045	-2.18%	623
2014*	10.000000	10.191215	1.91%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.209017	12.694420	24.35%	0
2016*	10.000000	10.209017	2.09%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.354992	12.864916	13.30%	881
2016	9.646527	11.354992	17.71%	6,508
2015	10.114833	9.646527	-4.63%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.780470	10.176746	4.05%	8,861
2016	9.199303	9.780470	6.32%	10,866
2015	9.681273	9.199303	-4.98%	7,588
2014	9.524114	9.681273	1.65%	7,588
2013*	10.000000	9.524114	-4.76%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	11.760461	14.447214	22.85%	5,080
2016	12.322759	11.760461	-4.56%	1,140
2015	12.676557	12.322759	-2.79%	137
2014	13.132692	12.676557	-3.47%	119
2013	11.084781	13.132692	18.47%	0
2012	9.806834	11.084781	13.03%	0
2011	11.089137	9.806834	-11.56%	0
2010*	10.000000	11.089137	10.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.522168	10.218809	19.91%	2,232
2016	8.295665	8.522168	2.73%	4,765
2015	8.956804	8.295665	-7.38%	700
2014*	10.000000	8.956804	-10.43%	1,686
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	16.458266	20.917743	27.10%	8,150
2016	16.490702	16.458266	-0.20%	3,295
2015	16.341617	16.490702	0.91%	1,613
2014	15.161975	16.341617	7.78%	1,741
2013	11.527787	15.161975	31.53%	740
2012	10.144326	11.527787	13.64%	0
2011	10.713053	10.144326	-5.31%	0
2010*	10.000000	10.713053	7.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	16.512594	18.479300	11.91%	10,182
2016	14.541167	16.512594	13.56%	9,911
2015	15.389594	14.541167	-5.51%	9,074
2014	14.266399	15.389594	7.87%	9,797
2013	10.797579	14.266399	32.13%	8,040
2012	9.384499	10.797579	15.06%	7,587
2011	10.212520	9.384499	-8.11%	0
2010*	10.000000	10.212520	2.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	16.316788	20.361623	24.79%	2,191
2016	15.722233	16.316788	3.78%	2,163
2015	16.123469	15.722233	-2.49%	3,411
2014	15.886843	16.123469	1.49%	2,024
2013	11.713588	15.886843	35.63%	645
2012	10.442340	11.713588	12.17%	0
2011	11.168449	10.442340	-6.50%	0
2010*	10.000000	11.168449	11.68%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.397812	21.608897	11.40%	847
2016	16.856992	19.397812	15.07%	2,085
2015	17.739314	16.856992	-4.97%	751
2014	15.492252	17.739314	14.50%	2,267
2013	11.669184	15.492252	32.76%	540
2012	10.250634	11.669184	13.84%	0
2011	10.724377	10.250634	-4.42%	0
2010*	10.000000	10.724377	7.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.468905	14.020479	22.25%	677
2016	10.821491	11.468905	5.98%	705
2015	10.976291	10.821491	-1.41%	4,884
2014*	10.000000	10.976291	9.76%	536
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	12.106458	12.920638	6.73%	1,164
2016	9.824036	12.106458	23.23%	8,976
2015	10.683341	9.824036	-8.04%	1,027
2014*	10.000000	10.683341	6.83%	3,991
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	11.991412	13.317028	11.05%	0
2016	9.976296	11.991412	20.20%	0
2015	10.365020	9.976296	-3.75%	0
2014*	10.000000	10.365020	3.65%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.656429	13.747614	17.94%	0
2016	10.693873	11.656429	9.00%	0
2015	10.827568	10.693873	-1.23%	0
2014*	10.000000	10.827568	8.28%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.290349	11.727051	3.87%	243
2016	10.765037	11.290349	4.88%	252
2015	11.661697	10.765037	-7.69%	269
2014	9.266861	11.661697	25.84%	281
2013*	10.000000	9.266861	-7.33%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	10.926178	12.993962	18.93%	2,361
2016	9.999152	10.926178	9.27%	4,581
2015	10.101379	9.999152	-1.01%	24,076

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.445808	9.389243	-0.60%	5,144
2016	9.418103	9.445808	0.29%	11,498
2015	9.657979	9.418103	-2.48%	0
2014	9.821673	9.657979	-1.67%	6,210
2013	10.026914	9.821673	-2.05%	13,535
2012	9.898992	10.026914	1.29%	0
2011*	10.000000	9.898992	-1.01%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.229330	12.546899	11.73%	7,722
2016	9.493885	11.229330	18.28%	8,353
2015	10.200508	9.493885	-6.93%	9,867
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.058992	9.457070	4.39%	0
2016	9.317569	9.058992	-2.78%	0
2015	10.029857	9.317569	-7.10%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.567270	10.331133	7.98%	0
2016	8.951960	9.567270	6.87%	0
2015	9.874667	8.951960	-9.34%	0
2014	10.121615	9.874667	-2.44%	0
2013*	10.000000	10.121615	1.22%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	10.002288	10.068586	0.66%	0
2016	9.030123	10.002288	10.77%	0
2015	9.534574	9.030123	-5.29%	0
2014	9.609337	9.534574	-0.78%	0
2013*	10.000000	9.609337	-3.91%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	9.814433	9.807164	-0.07%	7,017
2016	9.609437	9.814433	2.13%	6,962
2015	10.073262	9.609437	-4.60%	6,927
2014	10.406590	10.073262	-3.20%	7,044
2013	10.167285	10.406590	2.35%	4,355
2012*	10.000000	10.167285	1.67%	16,379
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.247331	15.003790	33.40%	7,518
2016	11.511883	11.247331	-2.30%	5,727
2015	11.348105	11.511883	1.44%	18,355
2014	11.363824	11.348105	-0.14%	5,322
2013*	10.000000	11.363824	13.64%	375

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.067694	11.169913	10.95%	13,166
2016	9.112298	10.067694	10.48%	13,861
2015	10.254799	9.112298	-11.14%	14,202
2014	10.432681	10.254799	-1.71%	13,976
2013	10.650280	10.432681	-2.04%	1,160
2012	9.480972	10.650280	12.33%	4,834
2011*	10.000000	9.480972	-5.19%	7,384
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.160682	6.151976	-0.14%	0
2016	5.480596	6.160682	12.41%	0
2015	7.534830	5.480596	-27.26%	0
2014	9.462455	7.534830	-20.37%	0
2013	11.338977	9.462455	-16.55%	0
2012	11.023850	11.338977	2.86%	0
2011	12.184744	11.023850	-9.53%	599
2010*	10.000000	12.184744	21.85%	1,644
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.057360	12.952779	7.43%	875
2016	10.883511	12.057360	10.79%	661
2015	11.392091	10.883511	-4.46%	318
2014	11.481152	11.392091	-0.78%	2,985
2013	12.622227	11.481152	-9.04%	1,788
2012	10.954099	12.622227	15.23%	1,750
2011	10.539550	10.954099	3.93%	3,850
2010*	10.000000	10.539550	5.40%	571
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.040159	0.40%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.707390	10.518952	8.36%	0
2016	9.640195	9.707390	0.70%	0
2015	10.613577	9.640195	-9.17%	0
2014	10.814231	10.613577	-1.86%	569
2013	11.828630	10.814231	-8.58%	799
2012	11.488132	11.828630	2.96%	0
2011	10.828505	11.488132	6.09%	212
2010*	10.000000	10.828505	8.29%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.155674	10.784741	6.19%	5,673
2016	9.984573	10.155674	1.71%	6,044
2015	10.643960	9.984573	-6.19%	6,240
2014	10.647983	10.643960	-0.04%	6,997
2013	11.901462	10.647983	-10.53%	1,611
2012	11.382509	11.901462	4.56%	110
2011	10.824848	11.382509	5.15%	123
2010*	10.000000	10.824848	8.25%	125

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	13.115264	13.670183	4.23%	11,421
2016	11.928943	13.115264	9.94%	21,258
2015	12.410610	11.928943	-3.88%	16,821
2014	12.286122	12.410610	1.01%	18,493
2013	11.886878	12.286122	3.36%	15,825
2012	10.638633	11.886878	11.73%	36,928
2011	10.531194	10.638633	1.02%	65,662
2010*	10.000000	10.531194	5.31%	43,432
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.320102	3.20%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.453950	9.367089	-0.92%	2,365
2016	9.536648	9.453950	-0.87%	7,305
2015	9.725880	9.536648	-1.95%	13,759
2014	9.865765	9.725880	-1.42%	6,653
2013	10.106014	9.865765	-2.38%	7,141
2012	9.767039	10.106014	3.47%	21,926
2011*	10.000000	9.767039	-2.33%	12,242
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.260350	10.523997	2.57%	10,865
2016	10.221099	10.260350	0.38%	9,045
2015	10.410747	10.221099	-1.82%	8,570
2014	10.213832	10.410747	1.93%	9,779
2013	10.657042	10.213832	-4.16%	2,733
2012	9.946827	10.657042	7.14%	52,678
2011*	10.000000	9.946827	-0.53%	5,664
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.832949	10.094156	2.66%	695
2016	9.603479	9.832949	2.39%	695
2015	9.993160	9.603479	-3.90%	695
2014	9.920734	9.993160	0.73%	695
2013*	10.000000	9.920734	-0.79%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	13.003719	13.618059	4.72%	0
2016	11.679100	13.003719	11.34%	0
2015	12.463637	11.679100	-6.29%	0
2014	12.775317	12.463637	-2.44%	0
2013	11.677434	12.775317	9.40%	0
2012	10.315619	11.677434	13.20%	0
2011	10.760167	10.315619	-4.13%	0
2010*	10.000000	10.760167	7.60%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	13.696638	14.045560	2.55%	1,999
2016	12.841003	13.696638	6.66%	5,282
2015	13.102958	12.841003	-2.00%	4,131
2014	13.084796	13.102958	0.14%	2,781
2013	12.154559	13.084796	7.65%	25,906
2012	10.884759	12.154559	11.67%	9,013
2011	10.826181	10.884759	0.54%	483
2010*	10.000000	10.826181	8.26%	4,446
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.444001	10.979780	30.03%	0
2016	8.574132	8.444001	-1.52%	0
2015	9.669623	8.574132	-11.33%	0
2014	10.039624	9.669623	-3.69%	3,210
2013	8.924061	10.039624	12.50%	2,884
2012	7.898202	8.924061	12.99%	2,209
2011	11.056417	7.898202	-28.56%	0
2010*	10.000000	11.056417	10.56%	0
ProFunds - ProFund VP Banks - Q/NQ
2017	16.044445	18.513844	15.39%	8,286
2016	13.305352	16.044445	20.59%	7,223
2015	13.656870	13.305352	-2.57%	2,326
2014	12.644810	13.656870	8.00%	5,599
2013	9.682997	12.644810	30.59%	7,623
2012	7.418173	9.682997	30.53%	304
2011*	10.000000	7.418173	-25.82%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	9.174243	11.038621	20.32%	20,980
2016	7.912230	9.174243	15.95%	22,397
2015	9.394065	7.912230	-15.77%	26,392
2014	9.441330	9.394065	-0.50%	28,739
2013	8.147057	9.441330	15.89%	29,046
2012	7.675184	8.147057	6.15%	5,768
2011*	10.000000	7.675184	-23.25%	0
ProFunds - ProFund VP Bear - Q/NQ
2017	3.099171	2.487836	-19.73%	0
2016	3.642597	3.099171	-14.92%	0
2015	3.915417	3.642597	-6.97%	0
2014	4.666363	3.915417	-16.09%	7,466
2013	6.492895	4.666363	-28.13%	8,396
2012	7.956434	6.492895	-18.39%	3,894
2011	8.923713	7.956434	-10.84%	0
2010*	10.000000	8.923713	-10.76%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	22.392098	26.851582	19.92%	11,803
2016	27.073394	22.392098	-17.29%	8,110
2015	26.784308	27.073394	1.08%	6,782
2014	21.100124	26.784308	26.94%	18,667
2013	12.803457	21.100124	64.80%	29,136
2012	9.299663	12.803457	37.68%	7,872
2011*	10.000000	9.299663	-7.00%	0
ProFunds - ProFund VP Bull - Q/NQ
2017	16.276020	19.007810	16.78%	0
2016	15.167397	16.276020	7.31%	0
2015	15.572009	15.167397	-2.60%	21,191
2014	14.276821	15.572009	9.07%	26,105
2013	11.244460	14.276821	26.97%	1,863
2012	10.090604	11.244460	11.43%	24,582
2011	10.311776	10.090604	-2.14%	34,614
2010*	10.000000	10.311776	3.12%	13,743
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	14.928041	16.807237	12.59%	0
2016	14.733106	14.928041	1.32%	0
2015	14.455008	14.733106	1.92%	0
2014	13.401937	14.455008	7.86%	6,266
2013	10.662586	13.401937	25.69%	274
2012	9.829922	10.662586	8.47%	3,497
2011*	10.000000	9.829922	-1.70%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	18.005432	20.855716	15.83%	1,364
2016	17.660780	18.005432	1.95%	1,364
2015	17.240349	17.660780	2.44%	3,596
2014	15.666915	17.240349	10.04%	2,923
2013	11.447110	15.666915	36.86%	439
2012	9.581600	11.447110	19.47%	4,692
2011*	10.000000	9.581600	-4.18%	76
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	6.818825	8.891972	30.40%	3,909
2016	6.277126	6.818825	8.63%	4,003
2015	7.763095	6.277126	-19.14%	81
2014	8.214710	7.763095	-5.50%	2,481
2013	8.971490	8.214710	-8.44%	81
2012	8.603821	8.971490	4.27%	594
2011	10.950278	8.603821	-21.43%	0
2010*	10.000000	10.950278	9.50%	518

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	10.490252	12.288858	17.15%	4,931
2016	9.943603	10.490252	5.50%	5,221
2015	11.402557	9.943603	-12.79%	6,570
2014	12.756249	11.402557	-10.61%	1,088
2013	10.717613	12.756249	19.02%	6,667
2012	9.394501	10.717613	14.08%	1,028
2011	10.536878	9.394501	-10.84%	0
2010*	10.000000	10.536878	5.37%	0
ProFunds - ProFund VP Financials - Q/NQ
2017	15.595837	18.037514	15.66%	1,543
2016	13.820321	15.595837	12.85%	89
2015	14.338294	13.820321	-3.61%	6,659
2014	12.977052	14.338294	10.49%	951
2013	10.041111	12.977052	29.24%	2,804
2012	8.227453	10.041111	22.04%	1,054
2011*	10.000000	8.227453	-17.73%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	17.515865	20.725735	18.33%	5,591
2016	18.655861	17.515865	-6.11%	7,868
2015	18.153863	18.655861	2.77%	8,102
2014	14.998200	18.153863	21.04%	9,607
2013	10.967229	14.998200	36.75%	10,338
2012	9.547007	10.967229	14.88%	7,027
2011*	10.000000	9.547007	-4.53%	0
ProFunds - ProFund VP Industrials - Q/NQ
2017	14.937632	17.891454	19.77%	3,000
2016	12.986313	14.937632	15.03%	2,655
2015	13.741700	12.986313	-5.50%	1,157
2014	13.301768	13.741700	3.31%	2,089
2013	9.837214	13.301768	35.22%	2,938
2012	8.682065	9.837214	13.31%	1,200
2011*	10.000000	8.682065	-13.18%	78
ProFunds - ProFund VP International - Q/NQ
2017	9.881055	11.776813	19.19%	925
2016	10.191894	9.881055	-3.05%	1,039
2015	10.796209	10.191894	-5.60%	0
2014	12.007038	10.796209	-10.08%	0
2013	10.269043	12.007038	16.92%	2,229
2012	9.052737	10.269043	13.44%	2,440
2011	10.800062	9.052737	-16.18%	0
2010*	10.000000	10.800062	8.00%	435

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2017	17.604048	23.437219	33.14%	1,885
2016	17.047191	17.604048	3.27%	0
2015	14.475504	17.047191	17.77%	2,081
2014	14.629508	14.475504	-1.05%	0
2013	9.854795	14.629508	48.45%	3,229
2012	8.409679	9.854795	17.18%	382
2011*	10.000000	8.409679	-15.90%	0
ProFunds - ProFund VP Japan - Q/NQ
2017	12.683435	14.701682	15.91%	4,087
2016	12.908036	12.683435	-1.74%	2,417
2015	12.467433	12.908036	3.53%	0
2014	12.343165	12.467433	1.01%	0
2013	8.509539	12.343165	45.05%	1,160
2012	7.073573	8.509539	20.30%	73
2011	8.874004	7.073573	-20.29%	0
2010*	10.000000	8.874004	-11.26%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	19.707393	25.142201	27.58%	6,697
2016	19.133563	19.707393	3.00%	7,109
2015	18.197403	19.133563	5.14%	9,180
2014	15.894212	18.197403	14.49%	8,672
2013	12.097068	15.894212	31.39%	5,368
2012	10.636868	12.097068	13.73%	5,616
2011	10.714144	10.636868	-0.72%	3,625
2010*	10.000000	10.714144	7.14%	4,951
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	10.697372	10.135732	-5.25%	98,131
2016	8.802874	10.697372	21.52%	105,627
2015	11.740587	8.802874	-25.02%	119,654
2014	13.461674	11.740587	-12.79%	26,502
2013	11.088290	13.461674	21.40%	20,768
2012	11.013424	11.088290	0.68%	12,439
2011	11.007668	11.013424	0.05%	2,281
2010*	10.000000	11.007668	10.08%	1,778
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	16.381714	17.690819	7.99%	11,755
2016	17.390003	16.381714	-5.80%	13,097
2015	17.016065	17.390003	2.20%	16,406
2014	14.569268	17.016065	16.79%	29,438
2013	11.311683	14.569268	28.80%	31,852
2012	10.335533	11.311683	9.44%	10,461
2011*	10.000000	10.335533	3.36%	77

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.120340	3.214607	3.02%	47,076
2016	2.046429	3.120340	52.48%	49,965
2015	3.114751	2.046429	-34.30%	39,650
2014	4.181180	3.114751	-25.51%	39,721
2013	6.886148	4.181180	-39.28%	38,181
2012	8.235923	6.886148	-16.39%	8,724
2011*	10.000000	8.235923	-17.64%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2017	12.865903	13.603507	5.73%	19
2016	12.435870	12.865903	3.46%	19
2015	12.668056	12.435870	-1.83%	3,056
2014	10.355600	12.668056	22.33%	8,610
2013	10.573418	10.355600	-2.06%	6,431
2012	9.222477	10.573418	14.65%	9,585
2011*	10.000000	9.222477	-7.78%	1,258
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.388716	2.921249	-13.79%	4,087
2016	3.651478	3.388716	-7.20%	6,990
2015	3.791905	3.651478	-3.70%	4,538
2014	5.556696	3.791905	-31.76%	4,419
2013	4.875431	5.556696	13.97%	8,950
2012	5.354197	4.875431	-8.94%	10,955
2011	8.754949	5.354197	-38.84%	0
2010*	10.000000	8.754949	-12.45%	1,098
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	16.774080	22.250865	32.65%	110
2016	13.422470	16.774080	24.97%	0
2015	14.123561	13.422470	-4.96%	0
2014	10.729054	14.123561	31.64%	1,499
2013	8.214731	10.729054	30.61%	709
2012	8.761000	8.214731	-6.24%	0
2011*	10.000000	8.761000	-12.39%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.331715	4.470791	-29.39%	272
2016	7.725112	6.331715	-18.04%	306
2015	7.079352	7.725112	9.12%	3,614
2014	7.453210	7.079352	-5.02%	208
2013	7.634548	7.453210	-2.38%	2,770
2012	8.973279	7.634548	-14.92%	0
2011	8.286489	8.973279	8.29%	1,309
2010*	10.000000	8.286489	-17.14%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2017	4.453447	3.458629	-22.34%	0
2016	4.836236	4.453447	-7.92%	0
2015	5.136764	4.836236	-5.85%	3,453
2014	5.106657	5.136764	0.59%	46,029
2013	6.606886	5.106657	-22.71%	49,664
2012	8.457090	6.606886	-21.88%	4,722
2011	8.489346	8.457090	-0.38%	3,375
2010*	10.000000	8.489346	-15.11%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.449542	1.791827	-26.85%	0
2016	2.783223	2.449542	-11.99%	0
2015	3.271093	2.783223	-14.91%	0
2014	4.146728	3.271093	-21.12%	53,973
2013	6.003062	4.146728	-30.92%	58,243
2012	7.555497	6.003062	-20.55%	327
2011	8.624673	7.555497	-12.40%	42
2010*	10.000000	8.624673	-13.75%	42
ProFunds - ProFund VP Technology - Q/NQ
2017	15.525272	20.537999	32.29%	18,634
2016	14.122284	15.525272	9.93%	17,030
2015	14.093979	14.122284	0.20%	16,504
2014	12.194505	14.093979	15.58%	28,940
2013	9.954545	12.194505	22.50%	33,221
2012	9.223072	9.954545	7.93%	3,526
2011*	10.000000	9.223072	-7.77%	79
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	13.769375	13.188014	-4.22%	0
2016	11.566165	13.769375	19.05%	0
2015	11.643115	11.566165	-0.66%	0
2014	11.832021	11.643115	-1.60%	1,654
2013	10.789737	11.832021	9.66%	1,012
2012	9.464046	10.789737	14.01%	2,196
2011*	10.000000	9.464046	-5.36%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	13.827614	14.814824	7.14%	9,118
2016	14.174209	13.827614	-2.45%	10,089
2015	15.351601	14.174209	-7.67%	13,059
2014	11.502721	15.351601	33.46%	13,910
2013	14.532909	11.502721	-20.85%	15,441
2012	14.709950	14.532909	-1.20%	6,114
2011	10.474614	14.709950	40.43%	1,690
2010*	10.000000	10.474614	4.75%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	39.405758	64.911754	64.73%	842
2016	37.072484	39.405758	6.29%	1,437
2015	33.350184	37.072484	11.16%	3,182
2014	25.090404	33.350184	32.92%	7,706
2013	14.321134	25.090404	75.20%	17,053
2012	10.942795	14.321134	30.87%	18,989
2011	11.317938	10.942795	-3.31%	38,205
2010*	10.000000	11.317938	13.18%	226
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.630530	0.339720	-46.12%	35,981
2016	0.807555	0.630530	-21.92%	70,451
2015	1.119188	0.807555	-27.84%	173,699
2014	1.780338	1.119188	-37.14%	194,649
2013	3.542311	1.780338	-49.74%	126,832
2012	5.589120	3.542311	-36.62%	95,316
2011	7.339352	5.589120	-23.85%	83,490
2010*	10.000000	7.339352	-26.61%	5,392
ProFunds - ProFund VP Utilities - Q/NQ
2017	14.842904	16.070029	8.27%	6,885
2016	13.180879	14.842904	12.61%	6,944
2015	14.391985	13.180879	-8.42%	8,824
2014	11.683803	14.391985	23.18%	13,120
2013	10.537619	11.683803	10.88%	13,703
2012	10.754510	10.537619	-2.02%	8,197
2011*	10.000000	10.754510	7.55%	1,370
Rydex Variable Trust - Banking Fund - Q/NQ
2017	8.332163	9.171439	10.07%	4,892
2016	6.691157	8.332163	24.52%	6,543
2015	7.187578	6.691157	-6.91%	367
2014	7.102683	7.187578	1.20%	631
2013	5.618879	7.102683	26.41%	0
2012	4.623040	5.618879	21.54%	4,510
2011	6.075042	4.623040	-23.90%	0
2010	5.492345	6.075042	10.61%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	21.845901	25.960035	18.83%	0
2016	17.059661	21.845901	28.06%	0
2015	21.081456	17.059661	-19.08%	0
2014	21.943318	21.081456	-3.93%	325
2013	22.148814	21.943318	-0.93%	684
2012	20.444256	22.148814	8.34%	1,093
2011	25.009322	20.444256	-18.25%	380
2010	20.176491	25.009322	23.95%	2,579

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	31.171213	39.483059	26.67%	5,058
2016	39.650391	31.171213	-21.38%	4,858
2015	37.356488	39.650391	6.14%	6,309
2014	28.770327	37.356488	29.84%	14,270
2013	19.067067	28.770327	50.89%	12,549
2012	14.330412	19.067067	33.05%	4,155
2011	13.242118	14.330412	8.22%	675
2010	12.224680	13.242118	8.32%	2,588
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	1.971850	2.015055	2.19%	0
2016	1.825190	1.971850	8.04%	7,870
2015	2.817827	1.825190	-35.23%	0
2014	4.364078	2.817827	-35.43%	2,998
2013	4.607960	4.364078	-5.29%	2,169
2012	4.776720	4.607960	-3.53%	2,278
2011	5.228869	4.776720	-8.65%	2,347
2010	4.946498	5.228869	5.71%	3,189
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	27.938842	30.491762	9.14%	0
2016	27.083825	27.938842	3.16%	0
2015	26.057453	27.083825	3.94%	2,469
2014	23.644391	26.057453	10.21%	819
2013	18.840835	23.644391	25.50%	2,464
2012	17.658237	18.840835	6.70%	510
2011	15.862189	17.658237	11.32%	149
2010	13.821775	15.862189	14.76%	77
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	22.245006	34.506953	55.12%	517
2016	17.389708	22.245006	27.92%	1,462
2015	18.554409	17.389708	-6.28%	3,693
2014	16.234249	18.554409	14.29%	1,296
2013	10.197108	16.234249	59.20%	2,215
2012	8.896358	10.197108	14.62%	7,897
2011	8.333993	8.896358	6.75%	10,649
2010	6.836177	8.333993	21.91%	20,345
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	14.673815	18.819473	28.25%	171
2016	12.059984	14.673815	21.67%	0
2015	12.071061	12.059984	-0.09%	0
2014	9.969655	12.071061	21.08%	1,086
2013	7.544136	9.969655	32.15%	0
2012	7.630153	7.544136	-1.13%	0
2011	9.337045	7.630153	-18.28%	0
2010	8.709850	9.337045	7.20%	45

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2017	18.693493	17.146664	-8.27%	13,616
2016	14.541759	18.693493	28.55%	14,635
2015	21.299645	14.541759	-31.73%	14,263
2014	26.750339	21.299645	-20.38%	3,861
2013	22.141756	26.750339	20.81%	558
2012	22.098532	22.141756	0.20%	2,438
2011	23.985972	22.098532	-7.87%	1,325
2010	20.589609	23.985972	16.50%	814
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	12.936644	10.299000	-20.39%	0
2016	10.734900	12.936644	20.51%	0
2015	16.063234	10.734900	-33.17%	0
2014	23.233475	16.063234	-30.86%	858
2013	19.165425	23.233475	21.23%	1,758
2012	19.508879	19.165425	-1.76%	3,882
2011	21.979459	19.508879	-11.24%	1,061
2010	17.820275	21.979459	23.34%	370
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	9.479542	11.929600	25.85%	193
2016	10.259635	9.479542	-7.60%	193
2015	11.297032	10.259635	-9.18%	81
2014	13.193411	11.297032	-14.37%	175
2013	10.882938	13.193411	21.23%	482
2012	9.142375	10.882938	19.04%	662
2011	11.009570	9.142375	-16.96%	0
2010	12.610190	11.009570	-12.69%	61
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	12.133740	13.722852	13.10%	4,939
2016	10.705323	12.133740	13.34%	9,574
2015	11.394816	10.705323	-6.05%	4,101
2014	10.343944	11.394816	10.16%	4,148
2013	8.287492	10.343944	24.81%	2,464
2012	6.903920	8.287492	20.04%	2,857
2011	8.293079	6.903920	-16.75%	0
2010	7.410698	8.293079	11.91%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	14.829921	15.909464	7.28%	0
2016	15.206393	14.829921	-2.48%	0
2015	16.375026	15.206393	-7.14%	1,348
2014	12.427435	16.375026	31.77%	2,584
2013	15.536289	12.427435	-20.01%	9,208
2012	15.415305	15.536289	0.78%	1,494
2011	11.134191	15.415305	38.45%	2,940
2010	10.334747	11.134191	7.74%	277

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	23.189708	27.880094	20.23%	5,869
2016	26.242561	23.189708	-11.63%	5,343
2015	25.656982	26.242561	2.28%	7,187
2014	21.040537	25.656982	21.94%	11,223
2013	15.162448	21.040537	38.77%	5,316
2012	13.226144	15.162448	14.64%	3,856
2011	12.910895	13.226144	2.44%	0
2010	12.357955	12.910895	4.47%	401
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.571295	11.054929	4.57%	0
2016	9.678445	10.571295	9.23%	0
2015	9.961810	9.678445	-2.84%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2017	28.198176	36.964971	31.09%	0
2016	27.591035	28.198176	2.20%	708
2015	26.022115	27.591035	6.03%	487
2014	26.083620	26.022115	-0.24%	1,737
2013	17.626404	26.083620	47.98%	2,464
2012	15.096926	17.626404	16.75%	0
2011	17.516608	15.096926	-13.81%	0
2010	14.822180	17.516608	18.18%	522
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.484856	0.289639	-40.26%	983
2016	0.704293	0.484856	-31.16%	5,112
2015	0.782652	0.704293	-10.01%	17,603
2014	1.022398	0.782652	-23.45%	247,925
2013	1.862145	1.022398	-45.10%	312,842
2012	2.454342	1.862145	-24.13%	116,572
2011	3.439344	2.454342	-28.64%	26,859
2010	5.042433	3.439344	-31.79%	115,654
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.698048	2.405564	-10.84%	873
2016	2.840706	2.698048	-5.02%	0
2015	2.938894	2.840706	-3.34%	0
2014	3.999973	2.938894	-26.53%	3,524
2013	3.546594	3.999973	12.78%	16,366
2012	3.864110	3.546594	-8.22%	4,425
2011	5.676886	3.864110	-31.93%	5,714
2010	6.653973	5.676886	-14.68%	25,629

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.458101	1.233546	-15.40%	0
2016	1.842583	1.458101	-20.87%	0
2015	1.904491	1.842583	-3.25%	0
2014	2.200730	1.904491	-13.46%	117,564
2013	3.105265	2.200730	-29.13%	126,573
2012	3.887474	3.105265	-20.12%	45,232
2011	4.287107	3.887474	-9.32%	0
2010	5.864559	4.287107	-26.90%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	1.030338	0.759616	-26.28%	0
2016	1.163211	1.030338	-11.42%	0
2015	1.364401	1.163211	-14.75%	0
2014	1.713660	1.364401	-20.38%	16,060
2013	2.468482	1.713660	-30.58%	14,494
2012	3.101113	2.468482	-20.40%	63,199
2011	3.524196	3.101113	-12.01%	811
2010	4.574643	3.524196	-22.96%	32
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.348024	1.141191	-15.34%	0
2016	1.728045	1.348024	-21.99%	0
2015	1.764234	1.728045	-2.05%	623
2014	1.978013	1.764234	-10.81%	28,646
2013	2.923305	1.978013	-32.34%	29,162
2012	3.650466	2.923305	-19.92%	32,531
2011	4.037909	3.650466	-9.60%	2,363
2010	5.701961	4.037909	-29.18%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	1.728452	1.397919	-19.12%	0
2016	2.007358	1.728452	-13.89%	0
2015	2.146651	2.007358	-6.49%	0
2014	2.564512	2.146651	-16.29%	87,854
2013	3.566653	2.564512	-28.10%	101,803
2012	4.390847	3.566653	-18.77%	37,816
2011	4.933245	4.390847	-10.99%	565
2010	6.071373	4.933245	-18.75%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	17.660553	25.975201	47.08%	303
2016	16.577988	17.660553	6.53%	915
2015	15.127511	16.577988	9.59%	534
2014	18.276396	15.127511	-17.23%	0
2013	11.972974	18.276396	52.65%	1,772
2012	10.188388	11.972974	17.52%	0
2011	14.653971	10.188388	-30.47%	0
2010	12.940442	14.653971	13.24%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	25.478809	29.946886	17.54%	0
2016	23.764178	25.478809	7.22%	0
2015	24.212832	23.764178	-1.85%	1,840
2014	23.021370	24.212832	5.18%	0
2013	16.520429	23.021370	39.35%	0
2012	13.917032	16.520429	18.71%	561
2011	13.881893	13.917032	0.25%	0
2010	10.883907	13.881893	27.55%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	37.642882	45.104086	19.82%	1,243
2016	29.671871	37.642882	26.86%	1,351
2015	32.089603	29.671871	-7.53%	1,818
2014	29.298082	32.089603	9.53%	883
2013	19.929767	29.298082	47.01%	1,705
2012	16.382836	19.929767	21.65%	3,482
2011	18.117830	16.382836	-9.58%	2,111
2010	13.460644	18.117830	34.60%	5,135
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	56.503983	93.717131	65.86%	1,462
2016	52.685517	56.503983	7.25%	1,022
2015	46.972401	52.685517	12.16%	2,456
2014	35.148277	46.972401	33.64%	1,328
2013	19.931342	35.148277	76.35%	588
2012	15.187414	19.931342	31.24%	4,112
2011	15.626062	15.187414	-2.81%	2,267
2010	11.664580	15.626062	33.96%	13,870
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	28.908844	37.093293	28.31%	4,120
2016	27.874963	28.908844	3.71%	4,824
2015	26.318459	27.874963	5.91%	7,836
2014	22.901180	26.318459	14.92%	3,260
2013	17.385296	22.901180	31.73%	5,647
2012	15.216218	17.385296	14.26%	1,410
2011	15.219699	15.216218	-0.02%	2,708
2010	13.127273	15.219699	15.94%	2,871
Rydex Variable Trust - Nova Fund - Q/NQ
2017	24.672237	31.816615	28.96%	146
2016	21.787289	24.672237	13.24%	0
2015	22.427153	21.787289	-2.85%	882
2014	19.327433	22.427153	16.04%	1,668
2013	13.257038	19.327433	45.79%	17,384
2012	11.083354	13.257038	19.61%	2,757
2011	11.460196	11.083354	-3.29%	3,659
2010	9.762552	11.460196	17.39%	5,368

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	8.171034	8.562247	4.79%	4,100
2016	5.044731	8.171034	61.97%	1,919
2015	7.404700	5.044731	-31.87%	855
2014	9.155938	7.404700	-19.13%	4,692
2013	17.361627	9.155938	-47.26%	3,106
2012	18.502253	17.361627	-6.16%	5,391
2011	24.930928	18.502253	-25.79%	5,448
2010	18.452195	24.930928	35.11%	4,738
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	19.601057	20.457251	4.37%	1,476
2016	18.184362	19.601057	7.79%	1,742
2015	19.065236	18.184362	-4.62%	1,816
2014	16.101308	19.065236	18.41%	16,616
2013	15.830711	16.101308	1.71%	15,471
2012	13.671360	15.830711	15.79%	4,266
2011	13.661710	13.671360	0.07%	392
2010	11.181277	13.661710	22.18%	3,010
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	22.652969	25.009509	10.40%	0
2016	23.079968	22.652969	-1.85%	308
2015	23.904420	23.079968	-3.45%	308
2014	22.483528	23.904420	6.32%	466
2013	16.920197	22.483528	32.88%	821
2012	14.809097	16.920197	14.26%	0
2011	14.372264	14.809097	3.04%	573
2010	11.737195	14.372264	22.45%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	30.727342	36.086737	17.44%	125
2016	24.077364	30.727342	27.62%	320
2015	27.062914	24.077364	-11.03%	396
2014	26.520488	27.062914	2.05%	421
2013	17.092757	26.520488	55.16%	1,242
2012	14.306915	17.092757	19.47%	2,991
2011	16.649654	14.306915	-14.07%	2,779
2010	12.343421	16.649654	34.89%	3,598
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	28.050966	39.388109	40.42%	958
2016	23.807812	28.050966	17.82%	1,075
2015	24.741505	23.807812	-3.77%	5,025
2014	20.284119	24.741505	21.97%	1,975
2013	12.286836	20.284119	65.09%	2,182
2012	9.705172	12.286836	26.60%	3,480
2011	10.325785	9.705172	-6.01%	1,537
2010	8.410454	10.325785	22.77%	5,420

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	18.225925	22.186274	21.73%	9,479
2016	18.157368	18.225925	0.38%	8,092
2015	18.358004	18.157368	-1.09%	4,076
2014	16.688644	18.358004	10.00%	15,834
2013	12.068557	16.688644	38.28%	9,971
2012	10.885478	12.068557	10.87%	436
2011	11.246565	10.885478	-3.21%	2,476
2010	9.192405	11.246565	22.35%	1,942
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	18.791539	21.305765	13.38%	7,614
2016	16.357426	18.791539	14.88%	10,376
2015	18.447216	16.357426	-11.33%	2,311
2014	16.992937	18.447216	8.56%	12,277
2013	11.954865	16.992937	42.14%	20,491
2012	9.996142	11.954865	19.59%	4,429
2011	10.549679	9.996142	-5.25%	389
2010	8.960746	10.549679	17.73%	337
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	21.594720	25.096634	16.22%	968
2016	21.487882	21.594720	0.50%	59
2015	21.674032	21.487882	-0.86%	59
2014	22.499726	21.674032	-3.67%	963
2013	17.153097	22.499726	31.17%	3,261
2012	15.105808	17.153097	13.55%	1,554
2011	15.539288	15.105808	-2.79%	950
2010	11.978004	15.539288	29.73%	2,253
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	19.849755	21.978123	10.72%	159
2016	15.738183	19.849755	26.12%	3,014
2015	18.249380	15.738183	-13.76%	667
2014	17.475424	18.249380	4.43%	2,370
2013	13.150664	17.475424	32.89%	2,132
2012	11.488618	13.150664	14.47%	804
2011	12.644835	11.488618	-9.14%	0
2010	10.757011	12.644835	17.55%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	21.220463	24.105239	13.59%	1,173
2016	18.270408	21.220463	16.15%	520
2015	18.741819	18.270408	-2.52%	587
2014	19.153768	18.741819	-2.15%	639
2013	13.852446	19.153768	38.27%	3,530
2012	12.799711	13.852446	8.22%	0
2011	12.636164	12.799711	1.29%	0
2010	10.297890	12.636164	22.71%	2,000

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	18.174097	17.735053	-2.42%	1,333
2016	14.097673	18.174097	28.92%	2,443
2015	16.664494	14.097673	-15.40%	88
2014	16.810050	16.664494	-0.87%	1,913
2013	12.027849	16.810050	39.76%	1,754
2012	10.211597	12.027849	17.79%	863
2011	11.523876	10.211597	-11.39%	1,124
2010	9.413990	11.523876	22.41%	1,794
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	7.086529	5.710653	-19.42%	114
2016	6.767928	7.086529	4.71%	114
2015	6.101917	6.767928	10.91%	1,671
2014	5.072696	6.101917	20.29%	3,831
2013	5.342778	5.072696	-5.06%	550
2012	5.826486	5.342778	-8.30%	550
2011	6.219140	5.826486	-6.31%	550
2010	6.655708	6.219140	-6.56%	3,631
Rydex Variable Trust - Technology Fund - Q/NQ
2017	19.997625	25.954600	29.79%	4,759
2016	18.398546	19.997625	8.69%	5,251
2015	18.595830	18.398546	-1.06%	7,843
2014	17.236724	18.595830	7.88%	2,798
2013	13.010399	17.236724	32.48%	2,459
2012	11.873985	13.010399	9.57%	3,351
2011	13.363855	11.873985	-11.15%	580
2010	12.190309	13.363855	9.63%	406
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	12.991823	13.457386	3.58%	0
2016	11.308367	12.991823	14.89%	1,326
2015	12.390565	11.308367	-8.73%	0
2014	12.340095	12.390565	0.41%	1,505
2013	10.736221	12.340095	14.94%	0
2012	10.464176	10.736221	2.60%	0
2011	12.493002	10.464176	-16.24%	0
2010	11.149407	12.493002	12.05%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	24.172796	28.863291	19.40%	0
2016	21.400931	24.172796	12.95%	131
2015	25.457447	21.400931	-15.93%	0
2014	21.186055	25.457447	20.16%	3,636
2013	14.372822	21.186055	47.40%	3,000
2012	12.492629	14.372822	15.05%	890
2011	14.363816	12.492629	-13.03%	0
2010	11.825310	14.363816	21.47%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	22.204004	24.121635	8.64%	0
2016	19.503759	22.204004	13.84%	725
2015	21.516353	19.503759	-9.35%	2,148
2014	17.892696	21.516353	20.25%	3,459
2013	16.092900	17.892696	11.18%	1,531
2012	16.265619	16.092900	-1.06%	1,571
2011	14.293897	16.265619	13.79%	1,696
2010	13.667224	14.293897	4.59%	730
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.198450	6.069491	16.76%	0
2016	5.819299	5.198450	-10.67%	0
2015	7.150563	5.819299	-18.62%	0
2014	9.358679	7.150563	-23.59%	0
2013	9.841380	9.358679	-4.90%	0
2012	9.980153	9.841380	-1.39%	0
2011	10.589074	9.980153	-5.75%	0
2010	11.464713	10.589074	-7.64%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.682765	9.718129	0.37%	54
2016	9.659023	9.682765	0.25%	54
2015	9.961439	9.659023	-3.04%	54
2014	10.042298	9.961439	-0.81%	5,613
2013*	10.000000	10.042298	0.42%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.737805	7.38%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	6.066947	5.836062	-3.81%	3,605
2016	4.314141	6.066947	40.63%	6,786
2015	6.624987	4.314141	-34.88%	3,733
2014	8.369678	6.624987	-20.85%	3,304
2013	7.738424	8.369678	8.16%	1,257
2012	7.649868	7.738424	1.16%	0
2011*	10.000000	7.649868	-23.50%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	12.067449	13.646647	13.09%	0
2016	11.813229	12.067449	2.15%	0
2015	11.924681	11.813229	-0.93%	0
2014	11.383591	11.924681	4.75%	0
2013	10.010593	11.383591	13.72%	0
2012	9.028659	10.010593	10.88%	0
2011*	10.000000	9.028659	-9.71%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.475598	9.189894	-3.02%	0
2016	6.880931	9.475598	37.71%	491
2015	11.334537	6.880931	-39.29%	0
2014	10.356031	11.334537	9.45%	0
2013*	10.000000	10.356031	3.56%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.439493	12.759046	22.22%	0
2016	9.885588	10.439493	5.60%	0
2015	10.242885	9.885588	-3.49%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.779794	9.916433	1.40%	3,673
2016	9.578919	9.779794	2.10%	1,259
2015	10.042293	9.578919	-4.61%	0
2014	9.940187	10.042293	1.03%	0
2013	11.105514	9.940187	-10.49%	0
2012	10.574887	11.105514	5.02%	825
2011*	10.000000	10.574887	5.75%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.204105	12.024931	17.84%	5,997
2016	9.193355	10.204105	10.99%	4,996
2015*	10.000000	9.193355	-8.07%	8,394
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	10.982704	11.681429	6.36%	733
2016	9.320240	10.982704	17.84%	814
2015*	10.000000	9.320240	-6.80%	4,113
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.581931	10.557174	10.18%	0
2016	9.439599	9.581931	1.51%	0
2015	9.828142	9.439599	-3.95%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.080440	13.614434	22.87%	0
2016	11.123462	11.080440	-0.39%	0
2015	11.375951	11.123462	-2.22%	0
2014	11.416925	11.375951	-0.36%	0
2013*	10.000000	11.416925	14.17%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.070223	12.612893	13.94%	0
2016*	10.000000	11.070223	10.70%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	11.731586	13.047165	11.21%	6,420
2016	11.555063	11.731586	1.53%	19,316
2015	11.934494	11.555063	-3.18%	20,266
2014	11.971653	11.934494	-0.31%	7,461
2013	10.698606	11.971653	11.90%	1,957
2012	9.948299	10.698606	7.54%	0
2011	10.555869	9.948299	-5.76%	6,476
2010*	10.000000	10.555869	5.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.676497	10.857625	12.21%	0
2016	9.319448	9.676497	3.83%	0
2015	9.924682	9.319448	-6.10%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.818462	9.910934	0.94%	0
2016*	10.000000	9.818462	-1.82%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.054376	0.54%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.145516	1.46%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.504195	5.465063	-0.71%	0
2016	5.023780	5.504195	9.56%	0
2015	6.858144	5.023780	-26.75%	0
2014	8.449997	6.858144	-18.84%	0
2013	9.629147	8.449997	-12.25%	0
2012	10.057012	9.629147	-4.25%	0
2011	11.772124	10.057012	-14.57%	0
2010*	10.000000	11.772124	17.72%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.626476	13.081768	12.52%	0
2016	10.318625	11.626476	12.67%	0
2015	10.823098	10.318625	-4.66%	0
2014*	10.000000	10.823098	8.23%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.146928	10.265934	1.17%	555
2016	9.522668	10.146928	6.56%	0
2015*	10.000000	9.522668	-4.77%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.359568	12.637291	11.25%	0
2016	11.293696	11.359568	0.58%	0
2015	11.554726	11.293696	-2.26%	0
2014	11.194637	11.554726	3.22%	0
2013	9.924110	11.194637	12.80%	0
2012	9.041587	9.924110	9.76%	0
2011*	10.000000	9.041587	-9.58%	5,411
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.372275	11.779748	13.57%	2,546
2016*	10.000000	10.372275	3.72%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.616509	11.697190	10.18%	13,635
2016	9.221569	10.616509	15.13%	17,084
2015*	10.000000	9.221569	-7.78%	905
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.194204	12.767449	14.05%	0
2016*	10.000000	11.194204	11.94%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.037904	13.236025	31.86%	27,023
2016	10.206960	10.037904	-1.66%	7,782
2015*	10.000000	10.206960	2.07%	6,717
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.114457	10.576489	4.57%	0
2016	9.057885	10.114457	11.66%	0
2015*	10.000000	9.057885	-9.42%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.915131	10.084733	1.71%	0
2016*	10.000000	9.915131	-0.85%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.138347	1.38%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	10.001705	10.520397	5.19%	0
2016	9.467012	10.001705	5.65%	0
2015	9.871095	9.467012	-4.09%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.905822	15.229983	9.52%	694
2016	12.561993	13.905822	10.70%	781
2015	13.695583	12.561993	-8.28%	781
2014	13.615891	13.695583	0.59%	781
2013	11.248254	13.615891	21.05%	1,060
2012	9.972753	11.248254	12.79%	0
2011	10.356329	9.972753	-3.70%	0
2010*	10.000000	10.356329	3.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	10.878402	11.668968	7.27%	9,898
2016	9.754475	10.878402	11.52%	7,979
2015	10.730959	9.754475	-9.10%	7,979
2014	10.488228	10.730959	2.31%	13,944
2013*	10.000000	10.488228	4.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.139124	12.893655	6.22%	0
2016	11.064271	12.139124	9.71%	0
2015	11.741808	11.064271	-5.77%	0
2014	11.357603	11.741808	3.38%	1,713
2013*	10.000000	11.357603	13.58%	265
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.413856	9.384624	-0.31%	772
2016	9.350268	9.413856	0.68%	0
2015*	10.000000	9.350268	-6.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.797580	10.839112	10.63%	0
2016	9.600913	9.797580	2.05%	0
2015	10.423274	9.600913	-7.89%	0
2014	10.253205	10.423274	1.66%	0
2013*	10.000000	10.253205	2.53%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.563814	9.471430	-0.97%	0
2016	9.685304	9.563814	-1.25%	0
2015	9.959471	9.685304	-2.75%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	5.896776	6.269724	6.32%	0
2016	7.073498	5.896776	-16.64%	0
2015	7.346319	7.073498	-3.71%	292
2014	6.701708	7.346319	9.62%	292
2013	6.679532	6.701708	0.33%	292
2012	7.692088	6.679532	-13.16%	292
2011	8.607346	7.692088	-10.63%	292
2010	9.123543	8.607346	-5.66%	292
2009	9.718906	9.123543	-6.13%	0
2008*	10.000000	9.718906	-2.81%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	15.460074	17.366877	12.33%	0
2016	15.704001	15.460074	-1.55%	208
2015	15.857443	15.704001	-0.97%	424
2014	15.773325	15.857443	0.53%	2,464
2013	13.730921	15.773325	14.87%	1,733
2012	13.444808	13.730921	2.13%	424
2011	14.712122	13.444808	-8.61%	424
2010	13.526675	14.712122	8.76%	424
2009	10.865330	13.526675	24.49%	0
2008	18.747015	10.865330	-42.04%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	8.296849	8.413017	1.40%	0
2016	8.524202	8.296849	-2.67%	0
2015	8.557733	8.524202	-0.39%	841
2014	8.360656	8.557733	2.36%	841
2013	8.409693	8.360656	-0.58%	841
2012	8.412181	8.409693	-0.03%	841
2011	8.319633	8.412181	1.11%	841
2010	8.011464	8.319633	22.12%	1,791
2009	8.469871	8.011464	-5.41%	0
2008	10.655284	8.469871	-20.51%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.579203	10.705370	1.19%	2,899
2016	9.963338	10.579203	6.18%	1,474
2015	10.113788	9.963338	-1.49%	21,036
2014	10.100794	10.113788	0.13%	8,946
2013*	10.000000	10.100794	1.01%	7,555
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.536517	11.318591	7.42%	0
2016	9.660395	10.536517	9.07%	0
2015	10.332425	9.660395	-6.50%	0
2014	9.994162	10.332425	3.38%	0
2013*	10.000000	9.994162	-0.06%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	10.630855	12.297661	15.68%	5,721
2016	11.155849	10.630855	-4.71%	4,760
2015	12.445664	11.155849	-10.36%	16,948
2014	13.432990	12.445664	-7.35%	5,331
2013	10.976446	13.432990	22.38%	3,155
2012	9.417919	10.976446	16.55%	1,959
2011	10.377174	9.417919	-9.24%	8,084
2010*	10.000000	10.377174	3.77%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.426621	10.535278	25.02%	2,090
2016	7.133274	8.426621	18.13%	994
2015	9.123773	7.133274	-21.82%	0
2014	9.782726	9.123773	-6.74%	0
2013*	10.000000	9.782726	-2.17%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	9.939456	10.540626	6.05%	0
2016	8.809471	9.939456	12.83%	0
2015	9.590652	8.809471	-8.15%	0
2014	9.956718	9.590652	-3.68%	0
2013*	10.000000	9.956718	-0.43%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.914080	10.071224	1.59%	0
2016*	10.000000	9.914080	-0.86%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.865892	11.860788	9.16%	0
2016*	10.000000	10.865892	8.66%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	10.759646	11.637586	8.16%	3,113
2016	10.380117	10.759646	3.66%	3,113
2015	10.884754	10.380117	-4.64%	2,138
2014	10.676136	10.884754	1.95%	2,478
2013	10.057143	10.676136	6.15%	3,341
2012	9.411984	10.057143	6.85%	0
2011*	10.000000	9.411984	-5.88%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.094606	11.891356	7.18%	0
2016	10.258080	11.094606	8.15%	0
2015	10.613619	10.258080	-3.35%	0
2014	10.547516	10.613619	0.63%	0
2013	11.819841	10.547516	-10.76%	0
2012	10.253419	11.819841	15.28%	0
2011*	10.000000	10.253419	2.53%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.987497	10.993792	10.08%	0
2016	8.882092	9.987497	12.45%	0
2015	10.546407	8.882092	-15.78%	0
2014*	10.000000	10.546407	5.46%	1,270

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.386703	12.218018	7.30%	0
2016	11.289529	11.386703	0.86%	1,482
2015	11.709586	11.289529	-3.59%	1,581
2014	10.516278	11.709586	11.35%	1,445
2013	10.476912	10.516278	0.38%	0
2012	8.244329	10.476912	27.08%	0
2011*	10.000000	8.244329	-17.56%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.462110	11.866283	13.42%	0
2016	10.139743	10.462110	3.18%	0
2015	11.092179	10.139743	-8.59%	0
2014	11.119754	11.092179	-0.25%	0
2013	9.822476	11.119754	13.21%	1,381
2012	8.833985	9.822476	11.19%	0
2011*	10.000000	8.833985	-11.66%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.675118	15.487523	13.25%	17,787
2016	12.827428	13.675118	6.61%	12,076
2015	12.988167	12.827428	-1.24%	21,855
2014	12.649093	12.988167	2.68%	42,573
2013	10.490765	12.649093	20.57%	32,664
2012	9.270309	10.490765	13.17%	3,407
2011*	10.000000	9.270309	-7.30%	5,422
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.029996	11.618360	15.84%	2,583
2016*	10.000000	10.029996	0.30%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.404277	10.863626	4.42%	0
2016	9.318481	10.404277	11.65%	0
2015	9.783209	9.318481	-4.75%	0
2014*	10.000000	9.783209	-2.17%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.944059	13.354367	22.02%	0
2016*	10.000000	10.944059	9.44%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.859480	9.944120	0.86%	0
2016	9.857695	9.859480	0.02%	0
2015	10.065182	9.857695	-2.06%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	14.636813	17.150133	17.17%	0
2016	13.810104	14.636813	5.99%	0
2015	14.372889	13.810104	-3.92%	0
2014	14.063791	14.372889	2.20%	0
2013	11.106361	14.063791	26.63%	0
2012	9.777389	11.106361	13.59%	0
2011	10.678034	9.777389	-8.43%	0
2010*	10.000000	10.678034	6.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.529193	13.731183	9.59%	4,684
2016	12.072813	12.529193	3.78%	4,993
2015	12.476589	12.072813	-3.24%	2,313
2014	12.231606	12.476589	2.00%	2,649
2013	10.907893	12.231606	12.14%	0
2012	10.043000	10.907893	8.61%	0
2011	10.408430	10.043000	-3.51%	0
2010*	10.000000	10.408430	4.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.587314	15.389744	13.27%	0
2016	12.944344	13.587314	4.97%	0
2015	13.413790	12.944344	-3.50%	0
2014	13.100159	13.413790	2.39%	0
2013	11.047615	13.100159	18.58%	0
2012	9.940540	11.047615	11.14%	1,908
2011	10.526633	9.940540	-5.57%	1,908
2010*	10.000000	10.526633	5.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.983963	11.426078	4.03%	7,455
2016	10.735143	10.983963	2.32%	0
2015	11.057799	10.735143	-2.92%	10,417
2014	10.941472	11.057799	1.06%	14,367
2013	10.661674	10.941472	2.62%	14,367
2012	10.141601	10.661674	5.13%	16,035
2011	10.224921	10.141601	-0.81%	0
2010*	10.000000	10.224921	2.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	9.923846	11.139380	12.25%	0
2016	9.612327	9.923846	3.24%	0
2015	10.269569	9.612327	-6.40%	0
2014	10.268507	10.269569	0.01%	0
2013*	10.000000	10.268507	2.69%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.872368	11.373713	15.21%	2,282
2016	9.503430	9.872368	3.88%	2,282
2015	10.215422	9.503430	-6.97%	2,282
2014	10.340440	10.215422	-1.21%	0
2013*	10.000000	10.340440	3.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.069818	14.568818	11.47%	10,530
2016	12.519295	13.069818	4.40%	16,239
2015	12.938854	12.519295	-3.24%	7,020
2014	12.651718	12.938854	2.27%	8,203
2013	10.981107	12.651718	15.21%	9,688
2012	9.992609	10.981107	9.89%	0
2011	10.460934	9.992609	-4.48%	2,599
2010*	10.000000	10.460934	4.61%	2,599
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.941961	16.100126	15.48%	735
2016	13.248934	13.941961	5.23%	2,941
2015	13.754381	13.248934	-3.67%	2,941
2014	13.450222	13.754381	2.26%	2,220
2013	11.066167	13.450222	21.54%	2,220
2012	9.875266	11.066167	12.06%	0
2011	10.591791	9.875266	-6.76%	0
2010*	10.000000	10.591791	5.92%	2,647
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.064282	12.966091	7.48%	0
2016	11.636941	12.064282	3.67%	0
2015	12.026843	11.636941	-3.24%	10,445
2014	11.815067	12.026843	1.79%	14,405
2013	10.860270	11.815067	8.79%	14,405
2012	10.091566	10.860270	7.62%	16,077
2011	10.346041	10.091566	-2.46%	0
2010*	10.000000	10.346041	3.46%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.324116	10.477979	1.49%	4,372
2016	10.214948	10.324116	1.07%	4,572
2015	10.499052	10.214948	-2.71%	0
2014	10.235569	10.499052	2.57%	0
2013	10.684746	10.235569	-4.20%	0
2012	10.199681	10.684746	4.76%	0
2011*	10.000000	10.199681	2.00%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.184827	14.049006	15.30%	1,206
2016	11.184509	12.184827	8.94%	0
2015	11.809197	11.184509	-5.29%	0
2014	11.708541	11.809197	0.86%	2,269
2013*	10.000000	11.708541	17.09%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.653213	12.974124	11.34%	0
2016	10.954032	11.653213	6.38%	0
2015	11.401309	10.954032	-3.92%	0
2014	11.445037	11.401309	-0.38%	0
2013*	10.000000	11.445037	14.45%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.306452	11.496244	38.40%	0
2016	7.884334	8.306452	5.35%	0
2015	9.596951	7.884334	-17.85%	0
2014*	10.000000	9.596951	-4.03%	1,159
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.724357	9.709236	-0.16%	0
2016	9.869299	9.724357	-1.47%	417
2015	10.102306	9.869299	-2.31%	0
2014*	10.000000	10.102306	1.02%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.548283	8.378789	-1.98%	1,313
2016	8.739876	8.548283	-2.19%	1,323
2015	8.936475	8.739876	-2.20%	2,080
2014	9.137496	8.936475	-2.20%	24,879
2013	9.343040	9.137496	-2.20%	17,731
2012	9.553789	9.343040	-2.21%	24,472
2011	9.768104	9.553789	-2.19%	41,191
2010	9.987818	9.768104	-2.20%	41,137
2009*	10.000000	9.987818	-0.12%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.292381	11.350335	22.15%	2,556
2016	9.413969	9.292381	-1.29%	1,557
2015	9.719033	9.413969	-3.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.665818	12.354425	15.83%	0
2016	9.961882	10.665818	7.07%	0
2015	10.288688	9.961882	-3.18%	0
2014*	10.000000	10.288688	2.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.345980	11.245352	8.69%	0
2016	9.950883	10.345980	3.97%	0
2015	10.192441	9.950883	-2.37%	0
2014*	10.000000	10.192441	1.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.526468	11.820201	12.29%	0
2016	9.989461	10.526468	5.38%	0
2015	10.268803	9.989461	-2.72%	0
2014*	10.000000	10.268803	2.69%	3,430

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.096872	10.436536	3.36%	0
2016	9.901196	10.096872	1.98%	0
2015	10.097194	9.901196	-1.94%	0
2014*	10.000000	10.097194	0.97%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.046260	11.204558	11.53%	0
2016	9.716990	10.046260	3.39%	0
2015	10.268417	9.716990	-5.37%	0
2014	10.247742	10.268417	0.20%	0
2013*	10.000000	10.247742	2.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.081602	11.533093	14.40%	0
2016	9.637837	10.081602	4.60%	0
2015	10.260475	9.637837	-6.07%	0
2014	10.312512	10.260475	-0.50%	0
2013*	10.000000	10.312512	3.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.476183	11.570918	10.45%	0
2016	9.997084	10.476183	4.79%	0
2015	10.256311	9.997084	-2.53%	0
2014*	10.000000	10.256311	2.56%	2,095
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.568456	12.060653	14.12%	0
2016	9.960695	10.568456	6.10%	0
2015	10.259658	9.960695	-2.91%	0
2014*	10.000000	10.259658	2.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.297524	10.999355	6.82%	0
2016	9.960463	10.297524	3.38%	0
2015	10.187648	9.960463	-2.23%	0
2014*	10.000000	10.187648	1.88%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.205421	12.683490	24.28%	0
2016*	10.000000	10.205421	2.05%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.342602	12.844326	13.24%	940
2016	9.640909	11.342602	17.65%	1,529
2015	10.114111	9.640909	-4.68%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.762162	10.152521	4.00%	3,305
2016	9.186774	9.762162	6.26%	3,077
2015	9.673030	9.186774	-5.03%	0
2014	9.520859	9.673030	1.60%	0
2013*	10.000000	9.520859	-4.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	11.720510	14.390798	22.78%	0
2016	12.287160	11.720510	-4.61%	1,193
2015	12.646391	12.287160	-2.84%	0
2014	13.108133	12.646391	-3.52%	0
2013	11.069702	13.108133	18.41%	0
2012	9.798512	11.069702	12.97%	0
2011	11.085377	9.798512	-11.61%	0
2010*	10.000000	11.085377	10.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.510488	10.199605	19.85%	1,833
2016	8.288513	8.510488	2.68%	2,649
2015	8.953667	8.288513	-7.43%	0
2014*	10.000000	8.953667	-10.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	16.402293	20.835988	27.03%	1,103
2016	16.442995	16.402293	-0.25%	959
2015	16.302676	16.442995	0.86%	0
2014	15.133582	16.302676	7.73%	0
2013	11.512088	15.133582	31.46%	0
2012	10.135706	11.512088	13.58%	440
2011	10.709416	10.135706	-5.36%	440
2010*	10.000000	10.709416	7.09%	440
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	16.456462	18.407101	11.85%	1,557
2016	14.499123	16.456462	13.50%	1,134
2015	15.352946	14.499123	-5.56%	0
2014	14.239704	15.352946	7.82%	0
2013	10.782887	14.239704	32.06%	0
2012	9.376527	10.782887	15.00%	0
2011	10.209053	9.376527	-8.15%	0
2010*	10.000000	10.209053	2.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	16.261354	20.282123	24.73%	0
2016	15.676811	16.261354	3.73%	0
2015	16.085118	15.676811	-2.54%	0
2014	15.857145	16.085118	1.44%	0
2013	11.697658	15.857145	35.56%	0
2012	10.433478	11.697658	12.12%	0
2011	11.164670	10.433478	-6.55%	0
2010*	10.000000	11.164670	11.65%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.331897	21.524505	11.34%	0
2016	16.808266	19.331897	15.01%	227
2015	17.697089	16.808266	-5.02%	0
2014	15.463279	17.697089	14.45%	0
2013	11.653310	15.463279	32.69%	0
2012	10.241933	11.653310	13.78%	0
2011	10.720743	10.241933	-4.47%	0
2010*	10.000000	10.720743	7.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.453181	13.994120	22.19%	0
2016	10.812168	11.453181	5.93%	0
2015	10.972453	10.812168	-1.46%	901
2014*	10.000000	10.972453	9.72%	1,801
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	12.089867	12.896347	6.67%	2,101
2016	9.815567	12.089867	23.17%	2,239
2015	10.679600	9.815567	-8.09%	2,390
2014*	10.000000	10.679600	6.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	11.974989	13.292012	11.00%	0
2016	9.967704	11.974989	20.14%	0
2015	10.361393	9.967704	-3.80%	0
2014*	10.000000	10.361393	3.61%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.640448	13.721789	17.88%	0
2016	10.684657	11.640448	8.95%	0
2015	10.823769	10.684657	-1.29%	0
2014*	10.000000	10.823769	8.24%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.269235	11.699156	3.81%	0
2016	10.750367	11.269235	4.83%	0
2015	11.651761	10.750367	-7.74%	0
2014	9.263701	11.651761	25.78%	0
2013*	10.000000	9.263701	-7.36%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	10.914264	12.973188	18.86%	5,747
2016	9.993338	10.914264	9.22%	6,837
2015	10.100659	9.993338	-1.06%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.418475	9.357306	-0.65%	5,414
2016	9.395648	9.418475	0.24%	7,555
2015	9.639892	9.395648	-2.53%	0
2014	9.808291	9.639892	-1.72%	0
2013	10.018373	9.808291	-2.10%	0
2012	9.895641	10.018373	1.24%	0
2011*	10.000000	9.895641	-1.04%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.217080	12.526826	11.68%	0
2016	9.488356	11.217080	18.22%	0
2015	10.199777	9.488356	-6.97%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.049107	9.441940	4.34%	0
2016	9.312139	9.049107	-2.82%	0
2015	10.029136	9.312139	-7.15%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.551965	10.309351	7.93%	0
2016	8.942180	9.551965	6.82%	0
2015	9.868928	8.942180	-9.39%	0
2014	10.120905	9.868928	-2.49%	0
2013*	10.000000	10.120905	1.21%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	9.983569	10.044612	0.61%	21,567
2016	9.017811	9.983569	10.71%	32,998
2015	9.526444	9.017811	-5.34%	15,679
2014	9.606060	9.526444	-0.83%	0
2013*	10.000000	9.606060	-3.94%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	9.791634	9.779399	-0.12%	0
2016	9.591999	9.791634	2.08%	0
2015	10.060132	9.591999	-4.65%	0
2014	10.398327	10.060132	-3.25%	0
2013	10.164406	10.398327	2.30%	0
2012*	10.000000	10.164406	1.64%	26,361
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.226270	14.968072	33.33%	0
2016	11.496179	11.226270	-2.35%	0
2015	11.338420	11.496179	1.39%	0
2014	11.359937	11.338420	-0.19%	0
2013*	10.000000	11.359937	13.60%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.038612	11.131977	10.89%	0
2016	9.090607	10.038612	10.43%	0
2015	10.235616	9.090607	-11.19%	0
2014	10.418488	10.235616	-1.76%	36,103
2013	10.641224	10.418488	-2.09%	38,692
2012	9.477763	10.641224	12.28%	2,226
2011*	10.000000	9.477763	-5.22%	3,352
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.139723	6.127932	-0.19%	0
2016	5.464735	6.139723	12.35%	0
2015	7.516888	5.464735	-27.30%	0
2014	9.444754	7.516888	-20.41%	0
2013	11.323562	9.444754	-16.59%	0
2012	11.014500	11.323562	2.81%	0
2011	12.180622	11.014500	-9.57%	877
2010*	10.000000	12.180622	21.81%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	12.016396	12.902191	7.37%	318
2016	10.852059	12.016396	10.73%	0
2015	11.364975	10.852059	-4.51%	0
2014	11.459677	11.364975	-0.83%	952
2013	12.605055	11.459677	-9.09%	0
2012	10.944797	12.605055	15.17%	0
2011	10.535976	10.944797	3.88%	0
2010*	10.000000	10.535976	5.36%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.036772	0.37%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.674344	10.477801	8.31%	0
2016	9.612280	9.674344	0.65%	0
2015	10.588261	9.612280	-9.22%	0
2014	10.793965	10.588261	-1.91%	0
2013	11.812497	10.793965	-8.62%	555
2012	11.478343	11.812497	2.91%	0
2011	10.824790	11.478343	6.04%	0
2010*	10.000000	10.824790	8.25%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.121141	10.742589	6.14%	0
2016	9.955700	10.121141	1.66%	0
2015	10.618599	9.955700	-6.24%	0
2014	10.628058	10.618599	-0.09%	0
2013	11.885258	10.628058	-10.58%	0
2012	11.372853	11.885258	4.51%	589
2011	10.821182	11.372853	5.10%	0
2010*	10.000000	10.821182	8.21%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	13.070735	13.616816	4.18%	300
2016	11.894495	13.070735	9.89%	1,330
2015	12.381081	11.894495	-3.93%	0
2014	12.263154	12.381081	0.96%	329
2013	11.870719	12.263154	3.31%	0
2012	10.629614	11.870719	11.68%	0
2011	10.527628	10.629614	0.97%	0
2010*	10.000000	10.527628	5.28%	13,078
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.316605	3.17%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.426582	9.335207	-0.97%	10,739
2016	9.513891	9.426582	-0.92%	11,305
2015	9.707644	9.513891	-2.00%	0
2014	9.852301	9.707644	-1.47%	0
2013	10.097376	9.852301	-2.43%	0
2012	9.763694	10.097376	3.42%	0
2011*	10.000000	9.763694	-2.36%	4,492
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.230704	10.488242	2.52%	8,554
2016	10.196770	10.230704	0.33%	6,525
2015	10.391266	10.196770	-1.87%	6,525
2014	10.199928	10.391266	1.88%	1,466
2013	10.647977	10.199928	-4.21%	1,466
2012	9.943457	10.647977	7.09%	2,780
2011*	10.000000	9.943457	-0.57%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.817217	10.072867	2.60%	8,066
2016	9.593005	9.817217	2.34%	6,452
2015	9.987352	9.593005	-3.95%	6,452
2014	9.920041	9.987352	0.68%	5,561
2013*	10.000000	9.920041	-0.80%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	12.959460	13.564786	4.67%	0
2016	11.645275	12.959460	11.29%	0
2015	12.433894	11.645275	-6.34%	0
2014	12.751352	12.433894	-2.49%	0
2013	11.661485	12.751352	9.35%	0
2012	10.306808	11.661485	13.14%	0
2011	10.756475	10.306808	-4.18%	0
2010*	10.000000	10.756475	7.56%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	13.650090	13.990698	2.50%	0
2016	12.803881	13.650090	6.61%	308
2015	13.071763	12.803881	-2.05%	0
2014	13.060320	13.071763	0.09%	0
2013	12.138020	13.060320	7.60%	27,757
2012	10.875517	12.138020	11.61%	2,042
2011	10.822508	10.875517	0.49%	0
2010*	10.000000	10.822508	8.23%	939
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.415288	10.936870	29.96%	0
2016	8.549337	8.415288	-1.57%	0
2015	9.646588	8.549337	-11.37%	0
2014	10.020832	9.646588	-3.73%	0
2013	8.911917	10.020832	12.44%	0
2012	7.891500	8.911917	12.93%	0
2011	11.052677	7.891500	-28.60%	0
2010*	10.000000	11.052677	10.53%	0
ProFunds - ProFund VP Banks - Q/NQ
2017	15.998064	18.450920	15.33%	0
2016	13.273659	15.998064	20.52%	0
2015	13.631300	13.273659	-2.62%	0
2014	12.627587	13.631300	7.95%	859
2013	9.674747	12.627587	30.52%	0
2012	7.415651	9.674747	30.46%	0
2011*	10.000000	7.415651	-25.84%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	9.147731	11.001111	20.26%	0
2016	7.893370	9.147731	15.89%	0
2015	9.376479	7.893370	-15.82%	0
2014	9.428473	9.376479	-0.55%	0
2013	8.140127	9.428473	15.83%	281
2012	7.672583	8.140127	6.09%	0
2011*	10.000000	7.672583	-23.27%	0
ProFunds - ProFund VP Bear - Q/NQ
2017	3.088648	2.478125	-19.77%	0
2016	3.632072	3.088648	-14.96%	0
2015	3.906103	3.632072	-7.02%	0
2014	4.657628	3.906103	-16.14%	0
2013	6.484054	4.657628	-28.17%	0
2012	7.949687	6.484054	-18.44%	0
2011	8.920684	7.949687	-10.88%	0
2010*	10.000000	8.920684	-10.79%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	22.327410	26.760370	19.85%	0
2016	27.008947	22.327410	-17.33%	0
2015	26.734214	27.008947	1.03%	335
2014	21.071405	26.734214	26.87%	589
2013	12.792562	21.071405	64.72%	217
2012	9.296508	12.792562	37.61%	0
2011*	10.000000	9.296508	-7.03%	0
ProFunds - ProFund VP Bull - Q/NQ
2017	16.220723	18.933579	16.72%	0
2016	15.123562	16.220723	7.25%	0
2015	15.534949	15.123562	-2.65%	9,231
2014	14.250124	15.534949	9.02%	10,603
2013	11.229164	14.250124	26.90%	0
2012	10.082035	11.229164	11.38%	7,859
2011	10.308280	10.082035	-2.19%	0
2010*	10.000000	10.308280	3.08%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	14.884923	16.750153	12.53%	0
2016	14.698041	14.884923	1.27%	0
2015	14.427989	14.698041	1.87%	0
2014	13.383719	14.427989	7.80%	0
2013	10.653531	13.383719	25.63%	0
2012	9.826591	10.653531	8.42%	53
2011*	10.000000	9.826591	-1.73%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	17.953392	20.784859	15.77%	0
2016	17.618731	17.953392	1.90%	0
2015	17.208094	17.618731	2.39%	568
2014	15.645595	17.208094	9.99%	568
2013	11.437366	15.645595	36.79%	0
2012	9.578350	11.437366	19.41%	0
2011*	10.000000	9.578350	-4.22%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	6.795645	8.857231	30.34%	0
2016	6.258972	6.795645	8.57%	0
2015	7.744616	6.258972	-19.18%	0
2014	8.199349	7.744616	-5.55%	1,473
2013	8.959275	8.199349	-8.48%	0
2012	8.596523	8.959275	4.22%	263
2011	10.946576	8.596523	-21.47%	0
2010*	10.000000	10.946576	9.47%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	10.454596	12.240853	17.09%	0
2016	9.914859	10.454596	5.44%	0
2015	11.375420	9.914859	-12.84%	0
2014	12.732396	11.375420	-10.66%	0
2013	10.703036	12.732396	18.96%	0
2012	9.386526	10.703036	14.03%	0
2011	10.533308	9.386526	-10.89%	0
2010*	10.000000	10.533308	5.33%	0
ProFunds - ProFund VP Financials - Q/NQ
2017	15.550777	17.976239	15.60%	0
2016	13.787407	15.550777	12.79%	0
2015	14.311455	13.787407	-3.66%	0
2014	12.959375	14.311455	10.43%	0
2013	10.032551	12.959375	29.17%	0
2012	8.224653	10.032551	21.98%	144
2011*	10.000000	8.224653	-17.75%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	17.465269	20.655349	18.27%	0
2016	18.611470	17.465269	-6.16%	0
2015	18.119928	18.611470	2.71%	0
2014	14.977807	18.119928	20.98%	968
2013	10.957906	14.977807	36.68%	88
2012	9.543780	10.957906	14.82%	0
2011*	10.000000	9.543780	-4.56%	0
ProFunds - ProFund VP Industrials - Q/NQ
2017	14.894452	17.830666	19.71%	0
2016	12.955366	14.894452	14.97%	0
2015	13.715966	12.955366	-5.55%	682
2014	13.283647	13.715966	3.25%	682
2013	9.828835	13.283647	35.15%	0
2012	8.679116	9.828835	13.25%	380
2011*	10.000000	8.679116	-13.21%	0
ProFunds - ProFund VP International - Q/NQ
2017	9.847458	11.730804	19.13%	0
2016	10.162417	9.847458	-3.10%	0
2015	10.770484	10.162417	-5.65%	0
2014	11.984548	10.770484	-10.13%	0
2013	10.255054	11.984548	16.86%	0
2012	9.045032	10.255054	13.38%	0
2011	10.796396	9.045032	-16.22%	0
2010*	10.000000	10.796396	7.96%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2017	17.553086	23.357461	33.07%	0
2016	17.006512	17.553086	3.21%	0
2015	14.448349	17.006512	17.71%	0
2014	14.609544	14.448349	-1.10%	637
2013	9.846387	14.609544	48.37%	626
2012	8.406818	9.846387	17.12%	0
2011*	10.000000	8.406818	-15.93%	0
ProFunds - ProFund VP Japan - Q/NQ
2017	12.640324	14.644243	15.85%	0
2016	12.870722	12.640324	-1.79%	0
2015	12.437737	12.870722	3.48%	1,117
2014	12.320066	12.437737	0.96%	1,443
2013	8.497949	12.320066	44.98%	390
2012	7.067559	8.497949	20.24%	0
2011	8.870998	7.067559	-20.33%	0
2010*	10.000000	8.870998	-11.29%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	19.640426	25.044009	27.51%	0
2016	19.078251	19.640426	2.95%	821
2015	18.154078	19.078251	5.09%	1,835
2014	15.864476	18.154078	14.43%	2,268
2013	12.080611	15.864476	31.32%	2,278
2012	10.627838	12.080611	13.67%	1,984
2011	10.710516	10.627838	-0.77%	0
2010*	10.000000	10.710516	7.11%	939
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	10.661014	10.096134	-5.30%	0
2016	8.777427	10.661014	21.46%	0
2015	11.712631	8.777427	-25.06%	0
2014	13.436498	11.712631	-12.83%	0
2013	11.073211	13.436498	21.34%	0
2012	11.004084	11.073211	0.63%	178
2011	11.003939	11.004084	0.00%	0
2010*	10.000000	11.003939	10.04%	920
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	16.334403	17.630737	7.94%	0
2016	17.348612	16.334403	-5.85%	0
2015	16.984235	17.348612	2.15%	56
2014	14.549448	16.984235	16.73%	0
2013	11.302072	14.549448	28.73%	0
2012	10.332039	11.302072	9.39%	433
2011*	10.000000	10.332039	3.32%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.111313	3.203677	2.97%	0
2016	2.041544	3.111313	52.40%	0
2015	3.108910	2.041544	-34.33%	0
2014	4.175476	3.108910	-25.54%	0
2013	6.880281	4.175476	-39.31%	0
2012	8.233126	6.880281	-16.43%	85
2011*	10.000000	8.233126	-17.67%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2017	12.828755	13.557325	5.68%	0
2016	12.406276	12.828755	3.41%	0
2015	12.644367	12.406276	-1.88%	554
2014	10.341510	12.644367	22.27%	1,350
2013	10.564422	10.341510	-2.11%	0
2012	9.219340	10.564422	14.59%	0
2011*	10.000000	9.219340	-7.81%	572
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.377198	2.909826	-13.84%	0
2016	3.640905	3.377198	-7.24%	0
2015	3.782859	3.640905	-3.75%	2,144
2014	5.546285	3.782859	-31.79%	2,144
2013	4.868780	5.546285	13.92%	0
2012	5.349644	4.868780	-8.99%	3,832
2011	8.751968	5.349644	-38.87%	0
2010*	10.000000	8.751968	-12.48%	568
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	16.725647	22.175323	32.58%	0
2016	13.390529	16.725647	24.91%	0
2015	14.097153	13.390529	-5.01%	0
2014	10.714464	14.097153	31.57%	430
2013	8.207750	10.714464	30.54%	0
2012	8.758030	8.207750	-6.28%	0
2011*	10.000000	8.758030	-12.42%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.310199	4.453322	-29.43%	0
2016	7.702794	6.310199	-18.08%	0
2015	7.062503	7.702794	9.07%	1,015
2014	7.439269	7.062503	-5.06%	0
2013	7.624168	7.439269	-2.43%	0
2012	8.965683	7.624168	-14.96%	0
2011	8.283680	8.965683	8.23%	596
2010*	10.000000	8.283680	-17.16%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2017	4.438302	3.445108	-22.38%	0
2016	4.822246	4.438302	-7.96%	0
2015	5.124528	4.822246	-5.90%	0
2014	5.097101	5.124528	0.54%	0
2013	6.597895	5.097101	-22.75%	0
2012	8.449924	6.597895	-21.92%	0
2011	8.486473	8.449924	-0.43%	1,537
2010*	10.000000	8.486473	-15.14%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.441225	1.784840	-26.89%	0
2016	2.775188	2.441225	-12.03%	0
2015	3.263303	2.775188	-14.96%	0
2014	4.138963	3.263303	-21.16%	0
2013	5.994883	4.138963	-30.96%	0
2012	7.549081	5.994883	-20.59%	0
2011	8.621744	7.549081	-12.44%	0
2010*	10.000000	8.621744	-13.78%	0
ProFunds - ProFund VP Technology - Q/NQ
2017	15.480395	20.468197	32.22%	0
2016	14.088652	15.480395	9.88%	0
2015	14.067596	14.088652	0.15%	0
2014	12.177902	14.067596	15.52%	0
2013	9.946067	12.177902	22.44%	0
2012	9.219943	9.946067	7.88%	0
2011*	10.000000	9.219943	-7.80%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	13.729594	13.143208	-4.27%	0
2016	11.538626	13.729594	18.99%	0
2015	11.621339	11.538626	-0.71%	0
2014	11.815930	11.621339	-1.65%	0
2013	10.780562	11.815930	9.60%	0
2012	9.460846	10.780562	13.95%	0
2011*	10.000000	9.460846	-5.39%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	13.780593	14.756918	7.08%	0
2016	14.133206	13.780593	-2.49%	0
2015	15.315022	14.133206	-7.72%	0
2014	11.481181	15.315022	33.39%	0
2013	14.513115	11.481181	-20.89%	0
2012	14.697436	14.513115	-1.25%	0
2011	10.471060	14.697436	40.36%	0
2010*	10.000000	10.471060	4.71%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	39.271960	64.658450	64.64%	0
2016	36.965445	39.271960	6.24%	451
2015	33.270899	36.965445	11.10%	0
2014	25.043545	33.270899	32.85%	0
2013	14.301681	25.043545	75.11%	1,443
2012	10.933521	14.301681	30.81%	0
2011	11.314117	10.933521	-3.36%	0
2010*	10.000000	11.314117	13.14%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.628374	0.338388	-46.15%	0
2016	0.805214	0.628374	-21.96%	0
2015	1.116513	0.805214	-27.88%	3,388
2014	1.776994	1.116513	-37.17%	0
2013	3.537479	1.776994	-49.77%	0
2012	5.584368	3.537479	-36.65%	0
2011	7.336863	5.584368	-23.89%	0
2010*	10.000000	7.336863	-26.63%	0
ProFunds - ProFund VP Utilities - Q/NQ
2017	14.800013	16.015433	8.21%	0
2016	13.149490	14.800013	12.55%	0
2015	14.365051	13.149490	-8.46%	0
2014	11.667883	14.365051	23.12%	1,460
2013	10.528642	11.667883	10.82%	0
2012	10.750854	10.528642	-2.07%	1,667
2011*	10.000000	10.750854	7.51%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2017	8.274340	9.103160	10.02%	0
2016	6.648109	8.274340	24.46%	0
2015	7.144977	6.648109	-6.95%	0
2014	7.064193	7.144977	1.14%	0
2013	5.591282	7.064193	26.34%	0
2012	4.602684	5.591282	21.48%	0
2011	6.051379	4.602684	-23.94%	0
2010	5.473750	6.051379	10.55%	0
2009	5.796111	5.473750	-5.56%	0
2008	10.073940	5.796111	-42.46%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	21.694268	25.766716	18.77%	244
2016	16.949879	21.694268	27.99%	244
2015	20.956517	16.949879	-19.12%	613
2014	21.824435	20.956517	-3.98%	628
2013	22.040079	21.824435	-0.98%	628
2012	20.354307	22.040079	8.28%	480
2011	24.912002	20.354307	-18.30%	384
2010	20.108249	24.912002	23.89%	692
2009	13.225902	20.108249	52.04%	0
2008	24.768937	13.225902	-46.60%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	30.955021	39.189258	26.60%	67
2016	39.395481	30.955021	-21.42%	75
2015	37.135311	39.395481	6.09%	3,363
2014	28.614591	37.135311	29.78%	3,383
2013	18.973533	28.614591	50.81%	2,530
2012	14.267407	18.973533	32.99%	0
2011	13.190628	14.267407	8.16%	0
2010	12.183372	13.190628	8.27%	612
2009	10.526828	12.183372	15.74%	0
2008	12.200690	10.526828	-13.72%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	1.960532	2.002467	2.14%	0
2016	1.815646	1.960532	7.98%	0
2015	2.804535	1.815646	-35.26%	88
2014	4.345717	2.804535	-35.46%	88
2013	4.590914	4.345717	-5.34%	88
2012	4.761489	4.590914	-3.58%	88
2011	5.214845	4.761489	-8.69%	88
2010	4.935755	5.214845	5.65%	106
2009	4.523817	4.935755	9.11%	0
2008	9.074560	4.523817	-50.15%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	27.745000	30.264788	9.08%	93
2016	26.909614	27.745000	3.10%	93
2015	25.903073	26.909614	3.89%	588
2014	23.516313	25.903073	10.15%	609
2013	18.748349	23.516313	25.43%	609
2012	17.580560	18.748349	6.64%	861
2011	15.800454	17.580560	11.27%	609
2010	13.775010	15.800454	14.70%	993
2009	11.824267	13.775010	16.50%	0
2008	15.781889	11.824267	-25.08%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	22.101498	34.266920	55.04%	81
2016	17.286324	22.101498	27.86%	1,472
2015	18.453520	17.286324	-6.33%	3,699
2014	16.154230	18.453520	14.23%	4,266
2013	10.152022	16.154230	59.12%	4,316
2012	8.861558	10.152022	14.56%	0
2011	8.305646	8.861558	6.69%	1,266
2010	6.816404	8.305646	21.85%	0
2009	5.092268	6.816404	33.86%	0
2008	13.601384	5.092268	-62.56%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	14.571900	18.679262	28.19%	0
2016	11.982323	14.571900	21.61%	0
2015	11.999460	11.982323	-0.14%	877
2014	9.915587	11.999460	21.02%	913
2013	7.507058	9.915587	32.08%	1,177
2012	7.596555	7.507058	-1.18%	913
2011	9.300683	7.596555	-18.32%	913
2010	8.680371	9.300683	7.15%	923
2009	5.164797	8.680371	68.07%	0
2008	10.586135	5.164797	-51.21%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2017	18.563682	17.018911	-8.32%	76
2016	14.448149	18.563682	28.48%	333
2015	21.173397	14.448149	-31.76%	1,254
2014	26.605402	21.173397	-20.42%	298
2013	22.033047	26.605402	20.75%	395
2012	22.001309	22.033047	0.14%	298
2011	23.892641	22.001309	-7.92%	470
2010	20.519972	23.892641	16.44%	388
2009	15.149243	20.519972	35.45%	0
2008	28.705328	15.149243	-47.22%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	12.846811	10.222274	-20.43%	0
2016	10.665791	12.846811	20.45%	0
2015	15.968006	10.665791	-33.21%	0
2014	23.107571	15.968006	-30.90%	0
2013	19.071315	23.107571	21.16%	0
2012	19.423040	19.071315	-1.81%	0
2011	21.893921	19.423040	-11.29%	316
2010	17.759985	21.893921	23.28%	4
2009	11.180628	17.759985	58.85%	0
2008	26.966205	11.180628	-58.54%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	9.413763	11.840790	25.78%	0
2016	10.193624	9.413763	-7.65%	0
2015	11.230087	10.193624	-9.23%	0
2014	13.121944	11.230087	-14.42%	0
2013	10.829518	13.121944	21.17%	96
2012	9.102156	10.829518	18.98%	0
2011	10.966741	9.102156	-17.00%	0
2010	12.567558	10.966741	-12.74%	0
2009	9.473113	12.567558	32.67%	0
2008	21.459847	9.473113	-55.86%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	12.049527	13.620692	13.04%	1,918
2016	10.636431	12.049527	13.29%	1,941
2015	11.327268	10.636431	-6.10%	4,489
2014	10.287886	11.327268	10.10%	4,528
2013	8.246794	10.287886	24.75%	4,601
2012	6.873535	8.246794	19.98%	997
2011	8.260797	6.873535	-16.79%	997
2010	7.385615	8.260797	11.85%	997
2009	6.309971	7.385615	17.05%	0
2008	12.419221	6.309971	-49.19%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	14.726683	15.790657	7.22%	0
2016	15.108226	14.726683	-2.53%	0
2015	16.277636	15.108226	-7.18%	679
2014	12.359837	16.277636	31.70%	1,133
2013	15.459685	12.359837	-20.05%	193
2012	15.347158	15.459685	0.73%	193
2011	11.090617	15.347158	38.38%	193
2010	10.299565	11.090617	7.68%	193
2009	15.383514	10.299565	-33.05%	0
2008	10.861090	15.383514	41.64%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	23.028767	27.672505	20.16%	0
2016	26.073725	23.028767	-11.68%	0
2015	25.504957	26.073725	2.23%	472
2014	20.926555	25.504957	21.88%	492
2013	15.088009	20.926555	38.70%	551
2012	13.167950	15.088009	14.58%	492
2011	12.860653	13.167950	2.39%	492
2010	12.316164	12.860653	4.42%	492
2009	10.102998	12.316164	21.91%	0
2008	13.748137	10.102998	-26.51%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.559749	11.037229	4.52%	0
2016	9.672803	10.559749	9.17%	0
2015	9.961095	9.672803	-2.89%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2017	28.002519	36.689806	31.02%	62
2016	27.413557	28.002519	2.15%	62
2015	25.867953	27.413557	5.97%	628
2014	25.942355	25.867953	-0.29%	651
2013	17.539889	25.942355	47.90%	702
2012	15.030524	17.539889	16.70%	651
2011	17.448468	15.030524	-13.86%	651
2010	14.772063	17.448468	18.12%	786
2009	9.106922	14.772063	62.21%	0
2008	16.893302	9.106922	-46.09%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.481723	0.287619	-40.29%	0
2016	0.700100	0.481723	-31.19%	0
2015	0.778390	0.700100	-10.06%	3,146
2014	1.017347	0.778390	-23.49%	0
2013	1.853894	1.017347	-45.12%	0
2012	2.444731	1.853894	-24.17%	0
2011	3.427622	2.444731	-28.68%	0
2010	5.027839	3.427622	-31.83%	0
2009	9.288543	5.027839	-45.87%	0
2008	5.904850	9.288543	57.30%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.679307	2.387633	-10.89%	0
2016	2.822421	2.679307	-5.07%	0
2015	2.921461	2.822421	-3.39%	18,099
2014	3.978296	2.921461	-26.57%	18,099
2013	3.529175	3.978296	12.73%	32,230
2012	3.847101	3.529175	-8.26%	0
2011	5.654782	3.847101	-31.97%	0
2010	6.631460	5.654782	-14.73%	0
2009	5.678376	6.631460	16.78%	0
2008	8.319680	5.678376	-31.75%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.448674	1.224942	-15.44%	0
2016	1.831607	1.448674	-20.91%	0
2015	1.894123	1.831607	-3.30%	0
2014	2.189872	1.894123	-13.51%	0
2013	3.091534	2.189872	-29.17%	0
2012	3.872262	3.091534	-20.16%	0
2011	4.272516	3.872262	-9.37%	0
2010	5.847597	4.272516	-26.94%	0
2009	9.238385	5.847597	-36.70%	0
2008	7.027228	9.238385	31.47%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	1.023206	0.753973	-26.31%	0
2016	1.155739	1.023206	-11.47%	0
2015	1.356327	1.155739	-14.79%	0
2014	1.704379	1.356327	-20.42%	0
2013	2.456365	1.704379	-30.61%	0
2012	3.087472	2.456365	-20.44%	0
2011	3.510482	3.087472	-12.05%	0
2010	4.559172	3.510482	-23.00%	0
2009	7.779924	4.559172	-41.40%	0
2008	5.373926	7.779924	44.77%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.339324	1.133249	-15.39%	0
2016	1.717775	1.339324	-22.03%	0
2015	1.754643	1.717775	-2.10%	0
2014	1.968270	1.754643	-10.85%	0
2013	2.910394	1.968270	-32.37%	0
2012	3.636213	2.910394	-19.96%	0
2011	4.024186	3.636213	-9.64%	0
2010	5.685488	4.024186	-29.22%	0
2009	8.658426	5.685488	-34.34%	0
2008	7.099867	8.658426	21.95%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	1.716445	1.387494	-19.16%	0
2016	1.994434	1.716445	-13.94%	0
2015	2.133924	1.994434	-6.54%	0
2014	2.550609	2.133924	-16.34%	0
2013	3.549127	2.550609	-28.13%	0
2012	4.371517	3.549127	-18.81%	0
2011	4.914029	4.371517	-11.04%	0
2010	6.050831	4.914029	-18.79%	0
2009	8.539720	6.050831	-29.14%	0
2008	6.270619	8.539720	36.19%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	17.538030	25.781871	47.01%	0
2016	16.471348	17.538030	6.48%	0
2015	15.037877	16.471348	9.53%	0
2014	18.177405	15.037877	-17.27%	0
2013	11.914202	18.177405	52.57%	0
2012	10.143572	11.914202	17.46%	0
2011	14.596976	10.143572	-30.51%	0
2010	12.896689	14.596976	13.18%	0
2009	10.662603	12.896689	20.95%	0
2008	16.266676	10.662603	-34.45%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	25.302012	29.723934	17.48%	119
2016	23.611302	25.302012	7.16%	119
2015	24.069377	23.611302	-1.90%	811
2014	22.896677	24.069377	5.12%	840
2013	16.439340	22.896677	39.28%	895
2012	13.855818	16.439340	18.65%	840
2011	13.827888	13.855818	0.20%	840
2010	10.847096	13.827888	27.48%	840
2009	8.112008	10.847096	33.72%	0
2008	16.294544	8.112008	-50.22%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	37.381634	44.768268	19.76%	1,051
2016	29.480953	37.381634	26.80%	1,170
2015	31.899443	29.480953	-7.58%	2,786
2014	29.139361	31.899443	9.47%	3,148
2013	19.831912	29.139361	46.93%	3,955
2012	16.310751	19.831912	21.59%	1,151
2011	18.047320	16.310751	-9.62%	474
2010	13.415100	18.047320	34.53%	1,580
2009	9.000941	13.415100	49.04%	0
2008	20.379303	9.000941	-55.83%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	56.111870	93.019452	65.77%	187
2016	52.346559	56.111870	7.19%	0
2015	46.694059	52.346559	12.11%	506
2014	34.957850	46.694059	33.57%	1,224
2013	19.833478	34.957850	76.26%	1,638
2012	15.120574	19.833478	31.17%	50
2011	15.565223	15.120574	-2.86%	50
2010	11.625085	15.565223	33.89%	50
2009	5.457349	11.625085	113.02%	0
2008	20.367195	5.457349	-73.21%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	28.708333	36.817273	28.25%	1,385
2016	27.695728	28.708333	3.66%	495
2015	26.162610	27.695728	5.86%	1,207
2014	22.777202	26.162610	14.86%	1,177
2013	17.300017	22.777202	31.66%	630
2012	15.149336	17.300017	14.20%	630
2011	15.160521	15.149336	-0.07%	630
2010	13.082894	15.160521	15.88%	938
2009	8.800645	13.082894	48.66%	0
2008	15.492608	8.800645	-43.19%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2017	24.500961	31.579657	28.89%	0
2016	21.647074	24.500961	13.18%	2,406
2015	22.294209	21.647074	-2.90%	1,336
2014	19.222688	22.294209	15.98%	1,302
2013	13.191930	19.222688	45.72%	9,099
2012	11.034576	13.191930	19.55%	916
2011	11.415587	11.034576	-3.34%	916
2010	9.729518	11.415587	17.33%	2,526
2009	7.341634	9.729518	32.53%	0
2008	16.490598	7.341634	-55.48%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	8.114280	8.498451	4.73%	2,747
2016	5.012243	8.114280	61.89%	3,665
2015	7.360800	5.012243	-31.91%	422
2014	9.106317	7.360800	-19.17%	437
2013	17.276381	9.106317	-47.29%	437
2012	18.420850	17.276381	-6.21%	437
2011	24.833926	18.420850	-25.82%	937
2010	18.389783	24.833926	35.04%	2,725
2009	12.599764	18.389783	45.95%	0
2008	20.971591	12.599764	-39.92%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	19.464995	20.304903	4.31%	122
2016	18.067337	19.464995	7.74%	122
2015	18.952226	18.067337	-4.67%	701
2014	16.014053	18.952226	18.35%	983
2013	15.752972	16.014053	1.66%	725
2012	13.611192	15.752972	15.74%	725
2011	13.608518	13.611192	0.02%	725
2010	11.143434	13.608518	22.12%	1,791
2009	9.096115	11.143434	22.51%	0
2008	15.938537	9.096115	-42.93%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	22.495777	24.823313	10.35%	0
2016	22.931498	22.495777	-1.90%	0
2015	23.762789	22.931498	-3.50%	619
2014	22.361738	23.762789	6.27%	644
2013	16.837136	22.361738	32.81%	644
2012	14.743953	16.837136	14.20%	644
2011	14.316347	14.743953	2.99%	644
2010	11.697498	14.316347	22.39%	839
2009	8.292958	11.697498	41.05%	0
2008	12.646603	8.292958	-34.43%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	30.514092	35.818032	17.38%	541
2016	23.922445	30.514092	27.55%	541
2015	26.902548	23.922445	-11.08%	2,310
2014	26.376816	26.902548	1.99%	1,292
2013	17.008837	26.376816	55.08%	1,058
2012	14.243967	17.008837	19.41%	1,042
2011	16.584870	14.243967	-14.11%	1,017
2010	12.301676	16.584870	34.82%	1,275
2009	9.435426	12.301676	30.38%	0
2008	19.839181	9.435426	-52.44%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	27.856203	39.094732	40.34%	913
2016	23.654556	27.856203	17.76%	1,177
2015	24.594824	23.654556	-3.82%	1,012
2014	20.174168	24.594824	21.91%	1,081
2013	12.226465	20.174168	65.00%	1,081
2012	9.662430	12.226465	26.54%	0
2011	10.285566	9.662430	-6.06%	6,143
2010	8.381968	10.285566	22.71%	0
2009	5.855219	8.381968	43.15%	0
2008	18.702303	5.855219	-68.69%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	18.108347	22.031921	21.67%	149
2016	18.049426	18.108347	0.33%	149
2015	18.258201	18.049426	-1.14%	199
2014	16.606397	18.258201	9.95%	199
2013	12.015218	16.606397	38.21%	523
2012	10.842918	12.015218	10.81%	199
2011	11.208314	10.842918	-3.26%	199
2010	9.165822	11.208314	22.28%	978
2009	6.365206	9.165822	44.00%	0
2008	10.816402	6.365206	-41.15%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	18.670373	21.157606	13.32%	0
2016	16.260253	18.670373	14.82%	0
2015	18.347009	16.260253	-11.37%	49
2014	16.909259	18.347009	8.50%	562
2013	11.902070	16.909259	42.07%	1,412
2012	9.957089	11.902070	19.53%	49
2011	10.513837	9.957089	-5.30%	49
2010	8.934854	10.513837	17.67%	383
2009	6.040041	8.934854	47.93%	0
2008	12.029155	6.040041	-49.79%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	21.455421	24.922060	16.16%	124
2016	21.360164	21.455421	0.45%	124
2015	21.556218	21.360164	-0.91%	124
2014	22.388875	21.556218	-3.72%	124
2013	17.077311	22.388875	31.10%	508
2012	15.046769	17.077311	13.49%	124
2011	15.486458	15.046769	-2.84%	124
2010	11.943379	15.486458	29.67%	130
2009	7.787423	11.943379	53.37%	0
2008	12.470600	7.787423	-37.55%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	19.721679	21.825194	10.67%	376
2016	15.644605	19.721679	26.06%	376
2015	18.150155	15.644605	-13.80%	0
2014	17.389298	18.150155	4.38%	0
2013	13.092545	17.389298	32.82%	931
2012	11.443703	13.092545	14.41%	0
2011	12.601829	11.443703	-9.19%	0
2010	10.725897	12.601829	17.49%	287
2009	7.064093	10.725897	51.84%	0
2008	12.814449	7.064093	-44.87%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	21.083594	23.937560	13.54%	0
2016	18.161822	21.083594	16.09%	0
2015	18.639958	18.161822	-2.57%	0
2014	19.059422	18.639958	-2.20%	0
2013	13.791265	19.059422	38.20%	68
2012	12.749709	13.791265	8.17%	0
2011	12.593223	12.749709	1.24%	0
2010	10.268142	12.593223	22.64%	304
2009	7.836916	10.268142	31.02%	0
2008	12.200767	7.836916	-35.77%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	18.056850	17.611661	-2.47%	0
2016	14.013872	18.056850	28.85%	0
2015	16.573906	14.013872	-15.45%	0
2014	16.727228	16.573906	-0.92%	536
2013	11.974700	16.727228	39.69%	613
2012	10.171687	11.974700	17.73%	0
2011	11.484699	10.171687	-11.43%	513
2010	9.386773	11.484699	22.35%	0
2009	5.914905	9.386773	58.70%	0
2008	10.704715	5.914905	-44.74%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	7.045950	5.675052	-19.46%	0
2016	6.732596	7.045950	4.65%	0
2015	6.073171	6.732596	10.86%	0
2014	5.051382	6.073171	20.23%	0
2013	5.323054	5.051382	-5.10%	0
2012	5.807944	5.323054	-8.35%	0
2011	6.202497	5.807944	-6.36%	0
2010	6.641292	6.202497	-6.61%	1,598
2009	8.068629	6.641292	-17.69%	0
2008	7.815385	8.068629	3.24%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2017	19.858928	25.761454	29.72%	0
2016	18.280247	19.858928	8.64%	0
2015	18.485699	18.280247	-1.11%	616
2014	17.143398	18.485699	7.83%	641
2013	12.946572	17.143398	32.42%	641
2012	11.821774	12.946572	9.51%	641
2011	13.311880	11.821774	-11.19%	641
2010	12.149100	13.311880	9.57%	641
2009	7.983325	12.149100	52.18%	0
2008	14.954301	7.983325	-46.62%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	12.901629	13.357144	3.53%	0
2016	11.235586	12.901629	14.83%	0
2015	12.317108	11.235586	-8.78%	0
2014	12.273213	12.317108	0.36%	0
2013	10.683484	12.273213	14.88%	0
2012	10.418110	10.683484	2.55%	0
2011	12.444362	10.418110	-16.28%	0
2010	11.111671	12.444362	11.99%	0
2009	8.829132	11.111671	25.85%	0
2008	16.516203	8.829132	-46.54%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	24.005063	28.648408	19.34%	210
2016	21.263280	24.005063	12.89%	222
2015	25.306652	21.263280	-15.98%	1,495
2014	21.071327	25.306652	20.10%	2,451
2013	14.302280	21.071327	47.33%	923
2012	12.437666	14.302280	14.99%	632
2011	14.307925	12.437666	-13.07%	632
2010	11.785320	14.307925	21.40%	632
2009	10.265791	11.785320	14.80%	0
2008	14.044611	10.265791	-26.91%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	22.049961	23.942077	8.58%	3,270
2016	19.378324	22.049961	13.79%	3,421
2015	21.388912	19.378324	-9.40%	87
2014	17.795799	21.388912	20.19%	761
2013	16.013924	17.795799	11.13%	154
2012	16.194087	16.013924	-1.11%	87
2011	14.238287	16.194087	13.74%	87
2010	13.621028	14.238287	4.53%	87
2009	12.238843	13.621028	11.29%	0
2008	17.769870	12.238843	-31.13%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.168656	6.031640	16.70%	0
2016	5.788901	5.168656	-10.71%	0
2015	7.116840	5.788901	-18.66%	0
2014	9.319316	7.116840	-23.63%	0
2013	9.804995	9.319316	-4.95%	0
2012	9.948344	9.804995	-1.44%	0
2011	10.560720	9.948344	-5.80%	0
2010	11.439857	10.560720	-7.68%	0
2009	10.972437	11.439857	4.26%	0
2008	12.783731	10.972437	-14.17%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.667268	9.697616	0.31%	0
2016	9.648473	9.667268	0.19%	0
2015	9.955654	9.648473	-3.09%	0
2014	10.041594	9.955654	-0.86%	0
2013*	10.000000	10.041594	0.42%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.734168	7.34%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	6.049417	5.816244	-3.85%	0
2016	4.303868	6.049417	40.56%	0
2015	6.612587	4.303868	-34.91%	0
2014	8.358285	6.612587	-20.89%	1,327
2013	7.731838	8.358285	8.10%	0
2012	7.647274	7.731838	1.11%	0
2011*	10.000000	7.647274	-23.53%	2,489

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	12.032566	13.600269	13.03%	0
2016	11.785084	12.032566	2.10%	0
2015	11.902358	11.785084	-0.99%	0
2014	11.368094	11.902358	4.70%	0
2013	10.002069	11.368094	13.66%	0
2012	9.025597	10.002069	10.82%	0
2011*	10.000000	9.025597	-9.74%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.460397	9.170468	-3.06%	0
2016	6.873402	9.460397	37.64%	0
2015	11.327943	6.873402	-39.32%	0
2014	10.355306	11.327943	9.39%	0
2013*	10.000000	10.355306	3.55%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.428094	12.738627	22.16%	0
2016	9.879830	10.428094	5.55%	0
2015	10.242155	9.879830	-3.54%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.751520	9.882726	1.35%	0
2016	9.556094	9.751520	2.05%	0
2015	10.023488	9.556094	-4.66%	0
2014	9.926650	10.023488	0.98%	0
2013	11.096062	9.926650	-10.54%	0
2012	10.571302	11.096062	4.96%	6,954
2011*	10.000000	10.571302	5.71%	4,116
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.195420	12.008573	17.78%	0
2016	9.190220	10.195420	10.94%	0
2015*	10.000000	9.190220	-8.10%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	10.973364	11.665563	6.31%	4,611
2016	9.317052	10.973364	17.78%	4,661
2015*	10.000000	9.317052	-6.83%	4,661
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.571470	10.540270	10.12%	0
2016	9.434096	9.571470	1.46%	0
2015	9.827441	9.434096	-4.00%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.059700	13.582035	22.81%	0
2016	11.108299	11.059700	-0.44%	0
2015	11.366248	11.108299	-2.27%	0
2014	11.413022	11.366248	-0.41%	0
2013*	10.000000	11.413022	14.13%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.066473	12.602210	13.88%	0
2016*	10.000000	11.066473	10.66%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	11.691688	12.996166	11.16%	0
2016	11.521638	11.691688	1.48%	0
2015	11.906076	11.521638	-3.23%	0
2014	11.949252	11.906076	-0.36%	0
2013	10.684048	11.949252	11.84%	0
2012	9.939855	10.684048	7.49%	3,561
2011	10.552296	9.939855	-5.80%	659
2010*	10.000000	10.552296	5.52%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.665927	10.840234	12.15%	0
2016	9.314017	9.665927	3.78%	0
2015	9.923975	9.314017	-6.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.815157	9.902551	0.89%	0
2016*	10.000000	9.815157	-1.85%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.050966	0.51%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.142078	1.42%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.485482	5.443697	-0.76%	0
2016	5.009258	5.485482	9.51%	0
2015	6.841807	5.009258	-26.78%	0
2014	8.434189	6.841807	-18.88%	0
2013	9.616042	8.434189	-12.29%	0
2012	10.048473	9.616042	-4.30%	0
2011	11.768137	10.048473	-14.61%	0
2010*	10.000000	11.768137	17.68%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.610654	13.057312	12.46%	0
2016	10.309826	11.610654	12.62%	0
2015	10.819404	10.309826	-4.71%	0
2014*	10.000000	10.819404	8.19%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.138275	10.251956	1.12%	0
2016	9.519399	10.138275	6.50%	0
2015*	10.000000	9.519399	-4.81%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.326671	12.594269	11.19%	0
2016	11.266731	11.326671	0.53%	0
2015	11.533046	11.266731	-2.31%	0
2014	11.179360	11.533046	3.16%	0
2013	9.915645	11.179360	12.74%	0
2012	9.038515	9.915645	9.70%	0
2011*	10.000000	9.038515	-9.61%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.368772	11.769761	13.51%	0
2016*	10.000000	10.368772	3.69%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.607463	11.681273	10.12%	0
2016	9.218403	10.607463	15.07%	0
2015*	10.000000	9.218403	-7.82%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.190418	12.756612	14.00%	0
2016*	10.000000	11.190418	11.90%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.029345	13.218020	31.79%	0
2016	10.203446	10.029345	-1.71%	0
2015*	10.000000	10.203446	2.03%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.105832	10.562086	4.51%	0
2016	9.054770	10.105832	11.61%	0
2015*	10.000000	9.054770	-9.45%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.911778	10.076171	1.66%	0
2016*	10.000000	9.911778	-0.88%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.134917	1.35%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	9.990776	10.503533	5.13%	0
2016	9.461496	9.990776	5.59%	0
2015	9.870388	9.461496	-4.14%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.858533	15.170468	9.47%	0
2016	12.525663	13.858533	10.64%	0
2015	13.662958	12.525663	-8.32%	0
2014	13.590416	13.662958	0.53%	0
2013	11.232945	13.590416	20.99%	0
2012	9.964287	11.232945	12.73%	0
2011	10.352825	9.964287	-3.75%	0
2010*	10.000000	10.352825	3.53%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	10.858029	11.641182	7.21%	0
2016	9.741173	10.858029	11.47%	0
2015	10.721794	9.741173	-9.15%	0
2014	10.484641	10.721794	2.26%	1,750
2013*	10.000000	10.484641	4.85%	1,798
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.116404	12.862967	6.16%	0
2016	11.049191	12.116404	9.66%	0
2015	11.731803	11.049191	-5.82%	0
2014	11.353719	11.731803	3.33%	0
2013*	10.000000	11.353719	13.54%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.405816	9.371831	-0.36%	0
2016	9.347059	9.405816	0.63%	0
2015*	10.000000	9.347059	-6.53%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.781901	10.816237	10.57%	0
2016	9.590425	9.781901	2.00%	0
2015	10.417208	9.590425	-7.94%	0
2014	10.252486	10.417208	1.61%	0
2013*	10.000000	10.252486	2.52%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.553383	9.456287	-1.02%	1,728
2016	9.679676	9.553383	-1.30%	1,747
2015	9.958760	9.679676	-2.80%	1,747
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	5.872545	6.240780	6.27%	0
2016	7.048034	5.872545	-16.68%	0
2015	7.323615	7.048034	-3.76%	0
2014	6.684423	7.323615	9.56%	0
2013	6.665720	6.684423	0.28%	0
2012	7.680124	6.665720	-13.21%	0
2011	8.598334	7.680124	-10.68%	0
2010	9.118651	8.598334	-5.71%	0
2009	9.718649	9.118651	-6.17%	6,167
2008*	10.000000	9.718649	-2.81%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	15.352714	17.237486	12.28%	0
2016	15.602900	15.352714	-1.60%	0
2015	15.763406	15.602900	-1.02%	0
2014	15.687809	15.763406	0.48%	0
2013	13.663468	15.687809	14.82%	0
2012	13.385624	13.663468	2.08%	0
2011	14.654838	13.385624	-8.66%	0
2010	13.480891	14.654838	8.71%	0
2009	10.834098	13.480891	24.43%	4,129
2008	18.702725	10.834098	-42.07%	3,832
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	8.249939	8.361169	1.35%	0
2016	8.480323	8.249939	-2.72%	0
2015	8.518040	8.480323	-0.44%	0
2014	8.326137	8.518040	2.30%	0
2013	8.379261	8.326137	-0.63%	0
2012	8.386029	8.379261	-0.08%	0
2011	8.298004	8.386029	1.06%	0
2010	7.994722	8.298004	3.79%	0
2009	8.456500	7.994722	-5.46%	12,274
2008	10.643917	8.456500	-20.55%	9,999
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.559377	10.679861	1.14%	0
2016	9.949744	10.559377	6.13%	0
2015	10.105158	9.949744	-1.54%	0
2014	10.097337	10.105158	0.08%	0
2013*	10.000000	10.097337	0.97%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.519639	11.294700	7.37%	0
2016	9.649833	10.519639	9.01%	0
2015	10.326407	9.649833	-6.55%	0
2014	9.993458	10.326407	3.33%	0
2013*	10.000000	9.993458	-0.07%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	10.594715	12.249603	15.62%	0
2016	11.123605	10.594715	-4.75%	0
2015	12.416038	11.123605	-10.41%	0
2014	13.407872	12.416038	-7.40%	0
2013	10.961515	13.407872	22.32%	0
2012	9.409921	10.961515	16.49%	0
2011	10.373657	9.409921	-9.29%	0
2010*	10.000000	10.373657	3.74%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.410840	10.510188	24.96%	0
2016	7.123546	8.410840	18.07%	0
2015	9.115994	7.123546	-21.86%	0
2014	9.779381	9.115994	-6.78%	0
2013*	10.000000	9.779381	-2.21%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	9.920844	10.515532	5.99%	0
2016	8.797453	9.920844	12.77%	0
2015	9.582481	8.797453	-8.19%	0
2014	9.953312	9.582481	-3.73%	0
2013*	10.000000	9.953312	-0.47%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.910741	10.062699	1.53%	0
2016*	10.000000	9.910741	-0.89%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.862204	11.850714	9.10%	0
2016*	10.000000	10.862204	8.62%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	10.728548	11.598036	8.10%	0
2016	10.355396	10.728548	3.60%	0
2015	10.864378	10.355396	-4.68%	0
2014	10.661613	10.864378	1.90%	0
2013	10.048595	10.661613	6.10%	0
2012	9.408792	10.048595	6.80%	0
2011*	10.000000	9.408792	-5.91%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.062539	11.850937	7.13%	0
2016	10.233643	11.062539	8.10%	0
2015	10.593744	10.233643	-3.40%	0
2014	10.533153	10.593744	0.58%	0
2013	11.809779	10.533153	-10.81%	0
2012	10.249945	11.809779	15.22%	0
2011*	10.000000	10.249945	2.50%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.973903	10.973234	10.02%	0
2016	8.874516	9.973903	12.39%	0
2015	10.542806	8.874516	-15.82%	0
2014*	10.000000	10.542806	5.43%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.353790	12.176499	7.25%	0
2016	11.262630	11.353790	0.81%	0
2015	11.687653	11.262630	-3.64%	0
2014	10.501951	11.687653	11.29%	0
2013	10.467983	10.501951	0.32%	0
2012	8.241522	10.467983	27.02%	0
2011*	10.000000	8.241522	-17.58%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.431851	11.825933	13.36%	0
2016	10.115566	10.431851	3.13%	0
2015	11.071398	10.115566	-8.63%	0
2014	11.104599	11.071398	-0.30%	0
2013	9.814099	11.104599	13.15%	0
2012	8.830983	9.814099	11.13%	0
2011*	10.000000	8.830983	-11.69%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.635550	15.434845	13.20%	0
2016	12.796841	13.635550	6.55%	0
2015	12.963833	12.796841	-1.29%	0
2014	12.631851	12.963833	2.63%	0
2013	10.481823	12.631851	20.51%	0
2012	9.267159	10.481823	13.11%	0
2011*	10.000000	9.267159	-7.33%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.026606	11.608517	15.78%	0
2016*	10.000000	10.026606	0.27%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.390011	10.843194	4.36%	0
2016	9.310449	10.390011	11.60%	0
2015	9.779779	9.310449	-4.80%	0
2014*	10.000000	9.779779	-2.20%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.940354	13.343048	21.96%	0
2016*	10.000000	10.940354	9.40%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.848727	9.928211	0.81%	0
2016	9.851964	9.848727	-0.03%	0
2015	10.064466	9.851964	-2.11%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	14.587022	17.083091	17.11%	0
2016	13.770150	14.587022	5.93%	0
2015	14.338637	13.770150	-3.96%	0
2014	14.037459	14.338637	2.15%	0
2013	11.091236	14.037459	26.56%	0
2012	9.769084	11.091236	13.53%	0
2011	10.674420	9.769084	-8.48%	0
2010*	10.000000	10.674420	6.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.486620	13.677556	9.54%	0
2016	12.037915	12.486620	3.73%	0
2015	12.446882	12.037915	-3.29%	0
2014	12.208714	12.446882	1.95%	0
2013	10.893054	12.208714	12.08%	0
2012	10.034475	10.893054	8.56%	0
2011	10.404907	10.034475	-3.56%	0
2010*	10.000000	10.404907	4.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.541101	15.329586	13.21%	0
2016	12.906905	13.541101	4.91%	0
2015	13.381841	12.906905	-3.55%	0
2014	13.075650	13.381841	2.34%	0
2013	11.032583	13.075650	18.52%	0
2012	9.932098	11.032583	11.08%	0
2011	10.523070	9.932098	-5.62%	0
2010*	10.000000	10.523070	5.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.946618	11.381427	3.97%	0
2016	10.704109	10.946618	2.27%	0
2015	11.031468	10.704109	-2.97%	0
2014	10.920996	11.031468	1.01%	0
2013	10.647167	10.920996	2.57%	0
2012	10.132998	10.647167	5.07%	0
2011	10.221457	10.132998	-0.87%	0
2010*	10.000000	10.221457	2.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	9.907975	11.115886	12.19%	0
2016	9.601839	9.907975	3.19%	0
2015	10.263598	9.601839	-6.45%	0
2014	10.267785	10.263598	-0.04%	0
2013*	10.000000	10.267785	2.68%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.856568	11.349718	15.15%	0
2016	9.493054	9.856568	3.83%	0
2015	10.209494	9.493054	-7.02%	0
2014	10.339718	10.209494	-1.26%	0
2013*	10.000000	10.339718	3.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.025378	14.511889	11.41%	0
2016	12.483096	13.025378	4.34%	0
2015	12.908043	12.483096	-3.29%	0
2014	12.628049	12.908043	2.22%	0
2013	10.966163	12.628049	15.15%	0
2012	9.984126	10.966163	9.84%	0
2011	10.457395	9.984126	-4.53%	0
2010*	10.000000	10.457395	4.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.894522	16.037171	15.42%	0
2016	13.210585	13.894522	5.18%	0
2015	13.721594	13.210585	-3.72%	0
2014	13.425033	13.721594	2.21%	0
2013	11.051090	13.425033	21.48%	0
2012	9.866878	11.051090	12.00%	0
2011	10.588192	9.866878	-6.81%	0
2010*	10.000000	10.588192	5.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.023245	12.915400	7.42%	0
2016	11.603274	12.023245	3.62%	0
2015	11.998181	11.603274	-3.29%	0
2014	11.792945	11.998181	1.74%	0
2013	10.845474	11.792945	8.74%	0
2012	10.082991	10.845474	7.56%	0
2011	10.342533	10.082991	-2.51%	0
2010*	10.000000	10.342533	3.43%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.294296	10.442381	1.44%	0
2016	10.190638	10.294296	1.02%	0
2015	10.479415	10.190638	-2.76%	0
2014	10.221628	10.479415	2.52%	0
2013	10.675648	10.221628	-4.25%	0
2012	10.196226	10.675648	4.70%	0
2011*	10.000000	10.196226	1.96%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.160208	14.013477	15.24%	0
2016	11.167603	12.160208	8.89%	0
2015	11.797376	11.167603	-5.34%	0
2014	11.702799	11.797376	0.81%	0
2013*	10.000000	11.702799	17.03%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.629633	12.941272	11.28%	0
2016	10.937444	11.629633	6.33%	0
2015	11.389877	10.937444	-3.97%	0
2014	11.439407	11.389877	-0.43%	0
2013*	10.000000	11.439407	14.39%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.295070	11.474644	38.33%	0
2016	7.877541	8.295070	5.30%	0
2015	9.593593	7.877541	-17.89%	0
2014*	10.000000	9.593593	-4.06%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.711017	9.690993	-0.21%	0
2016	9.860795	9.711017	-1.52%	0
2015	10.098767	9.860795	-2.36%	0
2014*	10.000000	10.098767	0.99%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.517523	8.344382	-2.03%	0
2016	8.712860	8.517523	-2.24%	0
2015	8.913411	8.712860	-2.25%	2,198
2014	9.118577	8.913411	-2.25%	2,198
2013	9.328460	9.118577	-2.25%	2,198
2012	9.543771	9.328460	-2.26%	0
2011	9.762833	9.543771	-2.24%	0
2010	9.987538	9.762833	-2.25%	0
2009*	10.000000	9.987538	-0.12%	4,979
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.282242	11.332183	22.08%	0
2016	9.408482	9.282242	-1.34%	0
2015	9.718336	9.408482	-3.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.651183	12.331185	15.77%	0
2016	9.953295	10.651183	7.01%	0
2015	10.285082	9.953295	-3.23%	0
2014*	10.000000	10.285082	2.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.331795	11.224211	8.64%	0
2016	9.942314	10.331795	3.92%	0
2015	10.188872	9.942314	-2.42%	0
2014*	10.000000	10.188872	1.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.512043	11.797979	12.23%	0
2016	9.980862	10.512043	5.32%	0
2015	10.265216	9.980862	-2.77%	0
2014*	10.000000	10.265216	2.65%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.083031	10.416925	3.31%	0
2016	9.892673	10.083031	1.92%	0
2015	10.093663	9.892673	-1.99%	0
2014*	10.000000	10.093663	0.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.030167	11.180909	11.47%	0
2016	9.706370	10.030167	3.34%	0
2015	10.262446	9.706370	-5.42%	0
2014	10.247032	10.262446	0.15%	0
2013*	10.000000	10.247032	2.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.065455	11.508760	14.34%	0
2016	9.627314	10.065455	4.55%	0
2015	10.254516	9.627314	-6.12%	0
2014	10.311789	10.254516	-0.56%	0
2013*	10.000000	10.311789	3.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.461852	11.549201	10.39%	0
2016	9.988496	10.461852	4.74%	0
2015	10.252726	9.988496	-2.58%	0
2014*	10.000000	10.252726	2.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.553971	12.037988	14.06%	0
2016	9.952115	10.553971	6.05%	0
2015	10.256059	9.952115	-2.96%	0
2014*	10.000000	10.256059	2.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.283405	10.978665	6.76%	0
2016	9.951890	10.283405	3.33%	0
2015	10.184080	9.951890	-2.28%	0
2014*	10.000000	10.184080	1.84%	1,816
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.201834	12.672568	24.22%	0
2016*	10.000000	10.201834	2.02%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.330210	12.823755	13.18%	0
2016	9.635286	11.330210	17.59%	0
2015	10.113383	9.635286	-4.73%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.743878	10.128338	3.95%	0
2016	9.174242	9.743878	6.21%	0
2015	9.664777	9.174242	-5.08%	0
2014	9.517610	9.664777	1.55%	0
2013*	10.000000	9.517610	-4.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	11.680664	14.334568	22.72%	0
2016	12.251629	11.680664	-4.66%	0
2015	12.616273	12.251629	-2.89%	0
2014	13.083617	12.616273	-3.57%	0
2013	11.054650	13.083617	18.35%	0
2012	9.790203	11.054650	12.92%	0
2011	11.081634	9.790203	-11.65%	0
2010*	10.000000	11.081634	10.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.498805	10.180432	19.79%	0
2016	8.281377	8.498805	2.63%	0
2015	8.950530	8.281377	-7.48%	0
2014*	10.000000	8.950530	-10.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	16.346548	20.754596	26.97%	0
2016	16.395477	16.346548	-0.30%	0
2015	16.263881	16.395477	0.81%	0
2014	15.105295	16.263881	7.67%	0
2013	11.496434	15.105295	31.39%	0
2012	10.127103	11.496434	13.52%	0
2011	10.705793	10.127103	-5.41%	0
2010*	10.000000	10.705793	7.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	16.400497	18.335156	11.80%	0
2016	14.457188	16.400497	13.44%	0
2015	15.316377	14.457188	-5.61%	0
2014	14.213046	15.316377	7.76%	0
2013	10.768203	14.213046	31.99%	0
2012	9.368559	10.768203	14.94%	0
2011	10.205592	9.368559	-8.20%	0
2010*	10.000000	10.205592	2.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	16.206036	20.202821	24.66%	0
2016	15.631452	16.206036	3.68%	0
2015	16.046784	15.631452	-2.59%	0
2014	15.827458	16.046784	1.39%	0
2013	11.681727	15.827458	35.49%	0
2012	10.424613	11.681727	12.06%	0
2011	11.160885	10.424613	-6.60%	0
2010*	10.000000	11.160885	11.61%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.266151	21.440370	11.29%	0
2016	16.759646	19.266151	14.96%	0
2015	17.654926	16.759646	-5.07%	0
2014	15.434314	17.654926	14.39%	0
2013	11.637436	15.434314	32.63%	0
2012	10.233230	11.637436	13.72%	0
2011	10.717106	10.233230	-4.51%	0
2010*	10.000000	10.717106	7.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.437491	13.967837	22.12%	0
2016	10.802863	11.437491	5.87%	0
2015	10.968613	10.802863	-1.51%	0
2014*	10.000000	10.968613	9.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	12.073311	12.872127	6.62%	0
2016	9.807119	12.073311	23.11%	0
2015	10.675863	9.807119	-8.14%	0
2014*	10.000000	10.675863	6.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	11.958576	13.267020	10.94%	0
2016	9.959116	11.958576	20.08%	0
2015	10.357764	9.959116	-3.85%	0
2014*	10.000000	10.357764	3.58%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.624504	13.696003	17.82%	0
2016	10.675451	11.624504	8.89%	0
2015	10.819984	10.675451	-1.34%	0
2014*	10.000000	10.819984	8.20%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.248118	11.671287	3.76%	0
2016	10.735703	11.248118	4.77%	0
2015	11.641820	10.735703	-7.78%	0
2014	9.260528	11.641820	25.71%	0
2013*	10.000000	9.260528	-7.39%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	10.902334	12.952394	18.80%	0
2016	9.987508	10.902334	9.16%	0
2015	10.099935	9.987508	-1.11%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.391235	9.325494	-0.70%	0
2016	9.373258	9.391235	0.19%	0
2015	9.621848	9.373258	-2.58%	0
2014	9.794937	9.621848	-1.77%	0
2013	10.009848	9.794937	-2.15%	0
2012	9.892292	10.009848	1.19%	0
2011*	10.000000	9.892292	-1.08%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.204823	12.506762	11.62%	0
2016	9.482825	11.204823	18.16%	0
2015	10.199049	9.482825	-7.02%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.039212	9.426812	4.29%	0
2016	9.306711	9.039212	-2.87%	0
2015	10.028419	9.306711	-7.20%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.536655	10.287584	7.87%	0
2016	8.932412	9.536655	6.76%	0
2015	9.863195	8.932412	-9.44%	0
2014	10.120201	9.863195	-2.54%	0
2013*	10.000000	10.120201	1.20%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	9.964863	10.020678	0.56%	0
2016	9.005509	9.964863	10.65%	0
2015	9.518309	9.005509	-5.39%	0
2014	9.602769	9.518309	-0.88%	0
2013*	10.000000	9.602769	-3.97%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	9.768860	9.751691	-0.18%	0
2016	9.574577	9.768860	2.03%	0
2015	10.046990	9.574577	-4.70%	0
2014	10.390062	10.046990	-3.30%	0
2013	10.161523	10.390062	2.25%	0
2012*	10.000000	10.161523	1.62%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.205260	14.932462	33.26%	0
2016	11.480516	11.205260	-2.40%	0
2015	11.328755	11.480516	1.34%	0
2014	11.356062	11.328755	-0.24%	0
2013*	10.000000	11.356062	13.56%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.009580	11.094129	10.84%	0
2016	9.068934	10.009580	10.37%	0
2015	10.216442	9.068934	-11.23%	0
2014	10.404292	10.216442	-1.81%	0
2013	10.632160	10.404292	-2.14%	0
2012	9.474542	10.632160	12.22%	0
2011*	10.000000	9.474542	-5.25%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.118836	6.103982	-0.24%	0
2016	5.448924	6.118836	12.29%	0
2015	7.498974	5.448924	-27.34%	0
2014	9.427076	7.498974	-20.45%	0
2013	11.308151	9.427076	-16.63%	0
2012	11.005153	11.308151	2.75%	0
2011	12.176497	11.005153	-9.62%	0
2010*	10.000000	12.176497	21.76%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	11.975548	12.851783	7.32%	0
2016	10.820684	11.975548	10.67%	0
2015	11.337922	10.820684	-4.56%	0
2014	11.438241	11.337922	-0.88%	0
2013	12.587908	11.438241	-9.13%	0
2012	10.935521	12.587908	15.11%	0
2011	10.532411	10.935521	3.83%	0
2010*	10.000000	10.532411	5.32%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.033361	0.33%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.641399	10.436798	8.25%	0
2016	9.584430	9.641399	0.59%	0
2015	10.562979	9.584430	-9.26%	0
2014	10.773691	10.562979	-1.96%	0
2013	11.796351	10.773691	-8.67%	0
2012	11.468545	11.796351	2.86%	0
2011	10.821071	11.468545	5.98%	0
2010*	10.000000	10.821071	8.21%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.086730	10.700616	6.09%	0
2016	9.926904	10.086730	1.61%	0
2015	10.593300	9.926904	-6.29%	0
2014	10.608159	10.593300	-0.14%	0
2013	11.869079	10.608159	-10.62%	0
2012	11.363199	11.869079	4.45%	0
2011	10.817511	11.363199	5.04%	0
2010*	10.000000	10.817511	8.18%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	13.026255	13.563558	4.12%	0
2016	11.860067	13.026255	9.83%	0
2015	12.351575	11.860067	-3.98%	0
2014	12.240193	12.351575	0.91%	0
2013	11.854566	12.240193	3.25%	0
2012	10.620595	11.854566	11.62%	0
2011	10.524060	10.620595	0.92%	0
2010*	10.000000	10.524060	5.24%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.313107	3.13%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.399298	9.303447	-1.02%	8,826
2016	9.491189	9.399298	-0.97%	8,922
2015	9.689435	9.491189	-2.05%	8,922
2014	9.838849	9.689435	-1.52%	10,723
2013	10.088742	9.838849	-2.48%	11,019
2012	9.760349	10.088742	3.36%	7,427
2011*	10.000000	9.760349	-2.40%	4,473
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.201088	10.452542	2.46%	0
2016	10.172434	10.201088	0.28%	0
2015	10.371774	10.172434	-1.92%	0
2014	10.186015	10.371774	1.82%	0
2013	10.638895	10.186015	-4.26%	0
2012	9.940075	10.638895	7.03%	0
2011*	10.000000	9.940075	-0.60%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.801486	10.051600	2.55%	0
2016	9.582522	9.801486	2.29%	0
2015	9.981549	9.582522	-4.00%	0
2014	9.919346	9.981549	0.63%	0
2013*	10.000000	9.919346	-0.81%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	12.915329	13.511705	4.62%	0
2016	11.611544	12.915329	11.23%	0
2015	12.404218	11.611544	-6.39%	0
2014	12.727427	12.404218	-2.54%	0
2013	11.645562	12.727427	9.29%	0
2012	10.298016	11.645562	13.09%	0
2011	10.752783	10.298016	-4.23%	0
2010*	10.000000	10.752783	7.53%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	13.603690	13.936031	2.44%	0
2016	12.766859	13.603690	6.55%	0
2015	13.040633	12.766859	-2.10%	0
2014	13.035877	13.040633	0.04%	0
2013	12.121504	13.035877	7.54%	0
2012	10.866287	12.121504	11.55%	0
2011	10.818844	10.866287	0.44%	0
2010*	10.000000	10.818844	8.19%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.386647	10.894103	29.90%	0
2016	8.524587	8.386647	-1.62%	0
2015	9.623598	8.524587	-11.42%	0
2014	10.002064	9.623598	-3.78%	0
2013	8.899776	10.002064	12.39%	0
2012	7.884794	8.899776	12.87%	0
2011	11.048934	7.884794	-28.64%	0
2010*	10.000000	11.048934	10.49%	0
ProFunds - ProFund VP Banks - Q/NQ
2017	15.951815	18.388214	15.27%	0
2016	13.242030	15.951815	20.46%	0
2015	13.605789	13.242030	-2.67%	0
2014	12.610398	13.605789	7.89%	0
2013	9.666507	12.610398	30.45%	0
2012	7.413132	9.666507	30.40%	0
2011*	10.000000	7.413132	-25.87%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	9.121261	10.963688	20.20%	0
2016	7.874554	9.121261	15.83%	0
2015	9.358916	7.874554	-15.86%	0
2014	9.415627	9.358916	-0.60%	0
2013	8.133189	9.415627	15.77%	0
2012	7.669976	8.133189	6.04%	0
2011*	10.000000	7.669976	-23.30%	0
ProFunds - ProFund VP Bear - Q/NQ
2017	3.078145	2.468428	-19.81%	0
2016	3.621564	3.078145	-15.01%	0
2015	3.896793	3.621564	-7.06%	0
2014	4.648910	3.896793	-16.18%	0
2013	6.475226	4.648910	-28.20%	0
2012	7.942941	6.475226	-18.48%	0
2011	8.917662	7.942941	-10.93%	0
2010*	10.000000	8.917662	-10.82%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	22.262883	26.669444	19.79%	0
2016	26.944636	22.262883	-17.38%	0
2015	26.684204	26.944636	0.98%	0
2014	21.042736	26.684204	26.81%	0
2013	12.781675	21.042736	64.63%	0
2012	9.293352	12.781675	37.54%	0
2011*	10.000000	9.293352	-7.07%	0
ProFunds - ProFund VP Bull - Q/NQ
2017	16.165558	18.859574	16.67%	0
2016	15.079823	16.165558	7.20%	0
2015	15.497930	15.079823	-2.70%	0
2014	14.223435	15.497930	8.96%	9,169
2013	11.213861	14.223435	26.84%	0
2012	10.073469	11.213861	11.32%	0
2011	10.304782	10.073469	-2.24%	0
2010*	10.000000	10.304782	3.05%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	14.841900	16.693225	12.47%	0
2016	14.663025	14.841900	1.22%	0
2015	14.400970	14.663025	1.82%	0
2014	13.365487	14.400970	7.75%	0
2013	10.644455	13.365487	25.56%	0
2012	9.823254	10.644455	8.36%	0
2011*	10.000000	9.823254	-1.77%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	17.901497	20.714208	15.71%	0
2016	17.576750	17.901497	1.85%	0
2015	17.175865	17.576750	2.33%	0
2014	15.624276	17.175865	9.93%	0
2013	11.427627	15.624276	36.72%	0
2012	9.575100	11.427627	19.35%	0
2011*	10.000000	9.575100	-4.25%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	6.772531	8.822612	30.27%	0
2016	6.240866	6.772531	8.52%	0
2015	7.726156	6.240866	-19.22%	0
2014	8.183995	7.726156	-5.59%	0
2013	8.947095	8.183995	-8.53%	0
2012	8.589224	8.947095	4.17%	0
2011	10.942865	8.589224	-21.51%	0
2010*	10.000000	10.942865	9.43%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	10.419041	12.193005	17.03%	0
2016	9.886183	10.419041	5.39%	0
2015	11.348325	9.886183	-12.88%	0
2014	12.708572	11.348325	-10.70%	0
2013	10.688476	12.708572	18.90%	0
2012	9.378553	10.688476	13.97%	0
2011	10.529738	9.378553	-10.93%	0
2010*	10.000000	10.529738	5.30%	0
ProFunds - ProFund VP Financials - Q/NQ
2017	15.505768	17.915086	15.54%	0
2016	13.754529	15.505768	12.73%	0
2015	14.284648	13.754529	-3.71%	0
2014	12.941720	14.284648	10.38%	0
2013	10.024009	12.941720	29.11%	0
2012	8.221859	10.024009	21.92%	0
2011*	10.000000	8.221859	-17.78%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	17.414756	20.585107	18.20%	0
2016	18.567110	17.414756	-6.21%	0
2015	18.085991	18.567110	2.66%	0
2014	14.957400	18.085991	20.92%	0
2013	10.948571	14.957400	36.62%	0
2012	9.540534	10.948571	14.76%	0
2011*	10.000000	9.540534	-4.59%	0
ProFunds - ProFund VP Industrials - Q/NQ
2017	14.851381	17.770038	19.65%	0
2016	12.924488	14.851381	14.91%	0
2015	13.690273	12.924488	-5.59%	0
2014	13.265555	13.690273	3.20%	0
2013	9.820463	13.265555	35.08%	0
2012	8.676172	9.820463	13.19%	0
2011*	10.000000	8.676172	-13.24%	0
ProFunds - ProFund VP International - Q/NQ
2017	9.813971	11.684953	19.06%	0
2016	10.133020	9.813971	-3.15%	0
2015	10.744830	10.133020	-5.69%	0
2014	11.962127	10.744830	-10.18%	0
2013	10.241100	11.962127	16.81%	0
2012	9.037357	10.241100	13.32%	0
2011	10.792746	9.037357	-16.26%	0
2010*	10.000000	10.792746	7.93%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2017	17.502367	23.278100	33.00%	0
2016	16.966013	17.502367	3.16%	0
2015	14.421314	16.966013	17.65%	0
2014	14.589658	14.421314	-1.15%	0
2013	9.838002	14.589658	48.30%	0
2012	8.403969	9.838002	17.06%	0
2011*	10.000000	8.403969	-15.96%	0
ProFunds - ProFund VP Japan - Q/NQ
2017	12.597367	14.587040	15.79%	0
2016	12.833514	12.597367	-1.84%	0
2015	12.408119	12.833514	3.43%	0
2014	12.297017	12.408119	0.90%	0
2013	8.486382	12.297017	44.90%	0
2012	7.061558	8.486382	20.18%	0
2011	8.867988	7.061558	-20.37%	0
2010*	10.000000	8.867988	-11.32%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	19.573693	24.946210	27.45%	0
2016	19.023131	19.573693	2.89%	0
2015	18.110877	19.023131	5.04%	0
2014	15.834809	18.110877	14.37%	1,961
2013	12.064187	15.834809	31.25%	2,079
2012	10.618821	12.064187	13.61%	0
2011	10.706889	10.618821	-0.82%	0
2010*	10.000000	10.706889	7.07%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	10.624725	10.056643	-5.35%	907
2016	8.752010	10.624725	21.40%	917
2015	11.684711	8.752010	-25.10%	917
2014	13.411333	11.684711	-12.87%	0
2013	11.058129	13.411333	21.28%	0
2012	10.994724	11.058129	0.58%	0
2011	11.000201	10.994724	-0.05%	0
2010*	10.000000	11.000201	10.00%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	16.287145	17.570768	7.88%	0
2016	17.307250	16.287145	-5.89%	0
2015	16.952417	17.307250	2.09%	0
2014	14.529619	16.952417	16.67%	0
2013	11.292438	14.529619	28.67%	0
2012	10.328529	11.292438	9.33%	0
2011*	10.000000	10.328529	3.29%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.102286	3.192749	2.92%	4,100
2016	2.036660	3.102286	52.32%	4,145
2015	3.103066	2.036660	-34.37%	4,145
2014	4.169778	3.103066	-25.58%	0
2013	6.874422	4.169778	-39.34%	0
2012	8.230340	6.874422	-16.47%	0
2011*	10.000000	8.230340	-17.70%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2017	12.791643	13.511215	5.63%	0
2016	12.376698	12.791643	3.35%	0
2015	12.620679	12.376698	-1.93%	0
2014	10.327415	12.620679	22.21%	0
2013	10.555423	10.327415	-2.16%	0
2012	9.216216	10.555423	14.53%	0
2011*	10.000000	9.216216	-7.84%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.365696	2.898447	-13.88%	0
2016	3.630367	3.365696	-7.29%	0
2015	3.773839	3.630367	-3.80%	0
2014	5.535884	3.773839	-31.83%	0
2013	4.862137	5.535884	13.86%	0
2012	5.345094	4.862137	-9.04%	0
2011	8.749005	5.345094	-38.91%	0
2010*	10.000000	8.749005	-12.51%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	16.677252	22.099896	32.52%	0
2016	13.358591	16.677252	24.84%	0
2015	14.070732	13.358591	-5.06%	0
2014	10.699843	14.070732	31.50%	0
2013	8.200743	10.699843	30.47%	0
2012	8.755059	8.200743	-6.33%	0
2011*	10.000000	8.755059	-12.45%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.288746	4.435917	-29.46%	0
2016	7.680523	6.288746	-18.12%	0
2015	7.045683	7.680523	9.01%	0
2014	7.425352	7.045683	-5.11%	0
2013	7.613795	7.425352	-2.48%	0
2012	8.958078	7.613795	-15.01%	0
2011	8.280867	8.958078	8.18%	0
2010*	10.000000	8.280867	-17.19%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2017	4.423190	3.431619	-22.42%	0
2016	4.808285	4.423190	-8.01%	0
2015	5.112308	4.808285	-5.95%	0
2014	5.087551	5.112308	0.49%	0
2013	6.588910	5.087551	-22.79%	0
2012	8.442752	6.588910	-21.96%	0
2011	8.483593	8.442752	-0.48%	0
2010*	10.000000	8.483593	-15.16%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.432919	1.777858	-26.92%	0
2016	2.767152	2.432919	-12.08%	0
2015	3.255524	2.767152	-15.00%	0
2014	4.131207	3.255524	-21.20%	0
2013	5.986716	4.131207	-30.99%	0
2012	7.542668	5.986716	-20.63%	0
2011	8.618818	7.542668	-12.49%	0
2010*	10.000000	8.618818	-13.81%	0
ProFunds - ProFund VP Technology - Q/NQ
2017	15.435646	20.398646	32.15%	0
2016	14.055080	15.435646	9.82%	0
2015	14.041261	14.055080	0.10%	0
2014	12.161314	14.041261	15.46%	0
2013	9.937601	12.161314	22.38%	0
2012	9.216813	9.937601	7.82%	0
2011*	10.000000	9.216813	-7.83%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	13.689891	13.098521	-4.32%	0
2016	11.511120	13.689891	18.93%	0
2015	11.599556	11.511120	-0.76%	0
2014	11.799818	11.599556	-1.70%	0
2013	10.771381	11.799818	9.55%	0
2012	9.457631	10.771381	13.89%	0
2011*	10.000000	9.457631	-5.42%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	13.733727	14.699236	7.03%	0
2016	14.092337	13.733727	-2.54%	0
2015	15.278541	14.092337	-7.76%	0
2014	11.459680	15.278541	33.32%	0
2013	14.493352	11.459680	-20.93%	0
2012	14.684958	14.493352	-1.30%	0
2011	10.467511	14.684958	40.29%	0
2010*	10.000000	10.467511	4.68%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	39.138553	64.406036	64.56%	0
2016	36.858655	39.138553	6.19%	0
2015	33.191739	36.858655	11.05%	0
2014	24.996727	33.191739	32.78%	0
2013	14.282236	24.996727	75.02%	1,317
2012	10.924242	14.282236	30.74%	0
2011	11.310284	10.924242	-3.41%	0
2010*	10.000000	11.310284	13.10%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.626236	0.337068	-46.18%	0
2016	0.802881	0.626236	-22.00%	0
2015	1.113856	0.802881	-27.92%	0
2014	1.773660	1.113856	-37.20%	0
2013	3.532643	1.773660	-49.79%	0
2012	5.579624	3.532643	-36.69%	0
2011	7.334368	5.579624	-23.92%	0
2010*	10.000000	7.334368	-26.66%	0
ProFunds - ProFund VP Utilities - Q/NQ
2017	14.757241	15.961017	8.16%	653
2016	13.118165	14.757241	12.49%	660
2015	14.338150	13.118165	-8.51%	660
2014	11.651991	14.338150	23.05%	729
2013	10.519683	11.651991	10.76%	749
2012	10.747218	10.519683	-2.12%	1,728
2011*	10.000000	10.747218	7.47%	1,015
Rydex Variable Trust - Banking Fund - Q/NQ
2017	8.216840	9.035279	9.96%	0
2016	6.605276	8.216840	24.40%	0
2015	7.102589	6.605276	-7.00%	0
2014	7.025879	7.102589	1.09%	0
2013	5.563797	7.025879	26.28%	0
2012	4.582406	5.563797	21.42%	0
2011	6.027801	4.582406	-23.98%	0
2010	5.455199	6.027801	10.50%	0
2009	5.779441	5.455199	-5.61%	0
2008	10.050137	5.779441	-42.49%	198
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	21.543590	25.574715	18.71%	0
2016	16.840737	21.543590	27.93%	0
2015	20.832242	16.840737	-19.16%	0
2014	21.706113	20.832242	-4.03%	0
2013	21.931815	21.706113	-1.03%	0
2012	20.264714	21.931815	8.23%	0
2011	24.815021	20.264714	-18.34%	0
2010	20.040197	24.815021	23.83%	0
2009	13.187884	20.040197	51.96%	4,313
2008	24.710414	13.187884	-46.63%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	30.739997	38.897197	26.54%	0
2016	39.141788	30.739997	-21.47%	0
2015	36.915049	39.141788	6.03%	0
2014	28.459397	36.915049	29.71%	0
2013	18.880278	28.459397	50.74%	0
2012	14.204561	18.880278	32.92%	0
2011	13.139212	14.204561	8.11%	0
2010	12.142096	13.139212	8.21%	0
2009	10.496535	12.142096	15.68%	0
2008	12.171817	10.496535	-13.76%	121
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	1.949296	1.989972	2.09%	0
2016	1.806150	1.949296	7.93%	0
2015	2.791284	1.806150	-35.29%	0
2014	4.327399	2.791284	-35.50%	0
2013	4.573908	4.327399	-5.39%	0
2012	4.746291	4.573908	-3.63%	0
2011	5.200857	4.746291	-8.74%	0
2010	4.925031	5.200857	5.60%	0
2009	4.516298	4.925031	9.05%	24,056
2008	9.064119	4.516298	-50.17%	6,477
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	27.552391	30.039369	9.03%	0
2016	26.736433	27.552391	3.05%	0
2015	25.749534	26.736433	3.83%	0
2014	23.388880	25.749534	10.09%	0
2013	18.656285	23.388880	25.37%	0
2012	17.503205	18.656285	6.59%	0
2011	15.738957	17.503205	11.21%	0
2010	13.728405	15.738957	14.65%	0
2009	11.790287	13.728405	16.44%	4,018
2008	15.744596	11.790287	-25.12%	215
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	21.958883	34.028469	54.96%	0
2016	17.183539	21.958883	27.79%	0
2015	18.353188	17.183539	-6.37%	0
2014	16.074612	18.353188	14.17%	0
2013	10.107154	16.074612	59.04%	0
2012	8.826920	10.107154	14.50%	0
2011	8.277398	8.826920	6.64%	0
2010	6.796690	8.277398	21.79%	0
2009	5.080145	6.796690	33.79%	0
2008	13.575964	5.080145	-62.58%	232

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	14.470739	18.540123	28.12%	0
2016	11.905213	14.470739	21.55%	0
2015	11.928339	11.905213	-0.19%	0
2014	9.861853	11.928339	20.95%	0
2013	7.470195	9.861853	32.02%	0
2012	7.563130	7.470195	-1.23%	0
2011	9.264494	7.563130	-18.36%	0
2010	8.650996	9.264494	7.09%	0
2009	5.149951	8.650996	67.98%	7,576
2008	10.561098	5.149951	-51.24%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2017	18.434734	16.892078	-8.37%	0
2016	14.355114	18.434734	28.42%	0
2015	21.047844	14.355114	-31.80%	0
2014	26.461205	21.047844	-20.46%	0
2013	21.924834	26.461205	20.69%	0
2012	21.904480	21.924834	0.09%	0
2011	23.799636	21.904480	-7.96%	0
2010	20.450549	23.799636	16.38%	0
2009	15.105725	20.450549	35.38%	2,325
2008	28.637549	15.105725	-47.25%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	12.757544	10.146063	-20.47%	0
2016	10.597083	12.757544	20.39%	0
2015	15.873272	10.597083	-33.24%	0
2014	22.982270	15.873272	-30.93%	0
2013	18.977600	22.982270	21.10%	0
2012	19.337514	18.977600	-1.86%	0
2011	21.808646	19.337514	-11.33%	0
2010	17.699866	21.808646	23.21%	0
2009	11.148488	17.699866	58.76%	3,555
2008	26.902509	11.148488	-58.56%	95
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	9.348394	11.752565	25.72%	0
2016	10.128010	9.348394	-7.70%	0
2015	11.163519	10.128010	-9.28%	0
2014	13.050834	11.163519	-14.46%	0
2013	10.776324	13.050834	21.11%	0
2012	9.062084	10.776324	18.92%	0
2011	10.924047	9.062084	-17.04%	0
2010	12.525026	10.924047	-12.78%	0
2009	9.445894	12.525026	32.60%	1,222
2008	21.409182	9.445894	-55.88%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	11.965803	13.519147	12.98%	0
2016	10.567922	11.965803	13.23%	0
2015	11.260075	10.567922	-6.15%	0
2014	10.232089	11.260075	10.05%	0
2013	8.206263	10.232089	24.69%	0
2012	6.843261	8.206263	19.92%	0
2011	8.228615	6.843261	-16.84%	0
2010	7.360602	8.228615	11.79%	0
2009	6.291821	7.360602	16.99%	8,647
2008	12.389865	6.291821	-49.22%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	14.624108	15.672673	7.17%	0
2016	15.010653	14.624108	-2.58%	0
2015	16.180780	15.010653	-7.23%	0
2014	12.292578	16.180780	31.63%	0
2013	15.383422	12.292578	-20.09%	0
2012	15.279287	15.383422	0.68%	0
2011	11.047202	15.279287	38.31%	0
2010	10.264491	11.047202	7.63%	0
2009	15.338967	10.264491	-33.08%	1,141
2008	10.835175	15.338967	41.57%	173
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	22.868890	27.466392	20.10%	0
2016	25.905928	22.868890	-11.72%	0
2015	25.353774	25.905928	2.18%	0
2014	20.813142	25.353774	21.82%	0
2013	15.013907	20.813142	38.63%	0
2012	13.110003	15.013907	14.52%	0
2011	12.810589	13.110003	2.34%	0
2010	12.274493	12.810589	4.37%	0
2009	10.073966	12.274493	21.84%	4,502
2008	13.715655	10.073966	-26.55%	126
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.548213	11.019548	4.47%	0
2016	9.667164	10.548213	9.11%	0
2015	9.960385	9.667164	-2.94%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2017	27.808029	36.416425	30.96%	0
2016	27.237053	27.808029	2.10%	0
2015	25.714552	27.237053	5.92%	0
2014	25.801706	25.714552	-0.34%	0
2013	17.453707	25.801706	47.83%	0
2012	14.964350	17.453707	16.64%	0
2011	17.380519	14.964350	-13.90%	0
2010	14.722054	17.380519	18.06%	0
2009	9.080728	14.722054	62.12%	7,034
2008	16.853380	9.080728	-46.12%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.478624	0.285624	-40.32%	0
2016	0.695948	0.478624	-31.23%	0
2015	0.774167	0.695948	-10.10%	0
2014	1.012339	0.774167	-23.53%	0
2013	1.845708	1.012339	-45.15%	0
2012	2.435179	1.845708	-24.21%	0
2011	3.415973	2.435179	-28.71%	0
2010	5.013306	3.415973	-31.86%	0
2009	9.266435	5.013306	-45.90%	0
2008	5.893806	9.266435	57.22%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.660710	2.369846	-10.93%	0
2016	2.804257	2.660710	-5.12%	0
2015	2.904147	2.804257	-3.44%	0
2014	3.956737	2.904147	-26.60%	0
2013	3.511839	3.956737	12.67%	0
2012	3.830166	3.511839	-8.31%	0
2011	5.632771	3.830166	-32.00%	0
2010	6.609024	5.632771	-14.77%	0
2009	5.662057	6.609024	16.72%	0
2008	8.300012	5.662057	-31.78%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.439321	1.216416	-15.49%	0
2016	1.820706	1.439321	-20.95%	0
2015	1.883813	1.820706	-3.35%	0
2014	2.179073	1.883813	-13.55%	0
2013	3.077853	2.179073	-29.20%	0
2012	3.857108	3.077853	-20.20%	0
2011	4.257973	3.857108	-9.41%	0
2010	5.830688	4.257973	-26.97%	0
2009	9.216390	5.830688	-36.74%	0
2008	7.014082	9.216390	31.40%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	1.016083	0.748355	-26.35%	0
2016	1.148286	1.016083	-11.51%	0
2015	1.348271	1.148286	-14.83%	0
2014	1.695127	1.348271	-20.46%	0
2013	2.444290	1.695127	-30.65%	0
2012	3.073871	2.444290	-20.48%	0
2011	3.496808	3.073871	-12.09%	0
2010	4.543734	3.496808	-23.04%	0
2009	7.757570	4.543734	-41.43%	0
2008	5.361221	7.757570	44.70%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.330681	1.125354	-15.43%	0
2016	1.707562	1.330681	-22.07%	0
2015	1.745099	1.707562	-2.15%	0
2014	1.958573	1.745099	-10.90%	0
2013	2.897531	1.958573	-32.41%	0
2012	3.621995	2.897531	-20.00%	0
2011	4.010499	3.621995	-9.69%	0
2010	5.669057	4.010499	-29.26%	0
2009	8.637821	5.669057	-34.37%	0
2008	7.086590	8.637821	21.89%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	1.704530	1.377163	-19.21%	0
2016	1.981592	1.704530	-13.98%	0
2015	2.121270	1.981592	-6.58%	0
2014	2.536793	2.121270	-16.38%	0
2013	3.531715	2.536793	-28.17%	0
2012	4.352286	3.531715	-18.85%	0
2011	4.894897	4.352286	-11.09%	0
2010	6.030359	4.894897	-18.83%	0
2009	8.515192	6.030359	-29.18%	0
2008	6.255797	8.515192	36.12%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	17.416273	25.589829	46.93%	0
2016	16.365341	17.416273	6.42%	0
2015	14.948738	16.365341	9.48%	0
2014	18.078903	14.948738	-17.31%	0
2013	11.855699	18.078903	52.49%	0
2012	10.098933	11.855699	17.40%	0
2011	14.540190	10.098933	-30.54%	0
2010	12.853067	14.540190	13.13%	0
2009	10.631972	12.853067	20.89%	0
2008	16.228248	10.631972	-34.48%	135
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	25.126330	29.502508	17.42%	0
2016	23.459310	25.126330	7.11%	0
2015	23.926678	23.459310	-1.95%	0
2014	22.772575	23.926678	5.07%	0
2013	16.358595	22.772575	39.21%	0
2012	13.794830	16.358595	18.58%	0
2011	13.774046	13.794830	0.15%	0
2010	10.810378	13.774046	27.42%	0
2009	8.088694	10.810378	33.65%	5,790
2008	16.256064	8.088694	-50.24%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	37.122040	44.434724	19.70%	0
2016	29.291145	37.122040	26.73%	0
2015	31.710280	29.291145	-7.63%	0
2014	28.981389	31.710280	9.42%	0
2013	19.734486	28.981389	46.86%	0
2012	16.238949	19.734486	21.53%	0
2011	17.977043	16.238949	-9.67%	0
2010	13.369685	17.977043	34.46%	0
2009	8.975060	13.369685	48.96%	0
2008	20.331174	8.975060	-55.86%	138
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	55.722387	92.326787	65.69%	0
2016	52.009703	55.722387	7.14%	0
2015	46.417296	52.009703	12.05%	0
2014	34.768407	46.417296	33.50%	0
2013	19.736068	34.768407	76.17%	0
2012	15.054015	19.736068	31.10%	0
2011	15.504622	15.054015	-2.91%	0
2010	11.585742	15.504622	33.83%	0
2009	5.441655	11.585742	112.91%	0
2008	20.319103	5.441655	-73.22%	408
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	28.509067	36.543104	28.18%	0
2016	27.517517	28.509067	3.60%	0
2015	26.007553	27.517517	5.81%	0
2014	22.653777	26.007553	14.80%	0
2013	17.215061	22.653777	31.59%	0
2012	15.082668	17.215061	14.14%	0
2011	15.101525	15.082668	-0.12%	0
2010	13.038641	15.101525	15.82%	0
2009	8.775358	13.038641	48.58%	265
2008	15.456036	8.775358	-43.22%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2017	24.330838	31.344408	28.83%	0
2016	21.507725	24.330838	13.13%	0
2015	22.162023	21.507725	-2.95%	0
2014	19.118489	22.162023	15.92%	0
2013	13.127129	19.118489	45.64%	6,122
2012	10.985998	13.127129	19.49%	0
2011	11.371137	10.985998	-3.39%	0
2010	9.696580	11.371137	17.27%	0
2009	7.320527	9.696580	32.46%	1,926
2008	16.451650	7.320527	-55.50%	492

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	8.057862	8.435065	4.68%	0
2016	4.979930	8.057862	61.81%	0
2015	7.317096	4.979930	-31.94%	0
2014	9.056896	7.317096	-19.21%	0
2013	17.191436	9.056896	-47.32%	0
2012	18.339681	17.191436	-6.26%	0
2011	24.737131	18.339681	-25.86%	0
2010	18.327472	24.737131	34.97%	0
2009	12.563509	18.327472	45.88%	3,969
2008	20.921995	12.563509	-39.95%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	19.329840	20.153638	4.26%	0
2016	17.951028	19.329840	7.68%	0
2015	18.839851	17.951028	-4.72%	0
2014	15.927230	18.839851	18.29%	0
2013	15.675570	15.927230	1.61%	0
2012	13.551243	15.675570	15.68%	0
2011	13.555506	13.551243	-0.03%	0
2010	11.105686	13.555506	22.06%	0
2009	9.069936	11.105686	22.45%	10,864
2008	15.900859	9.069936	-42.96%	4,005
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	22.339627	24.638447	10.29%	0
2016	22.783936	22.339627	-1.95%	0
2015	23.621967	22.783936	-3.55%	0
2014	22.240599	23.621967	6.21%	0
2013	16.754474	22.240599	32.74%	0
2012	14.679096	16.754474	14.14%	0
2011	14.260640	14.679096	2.93%	0
2010	11.657927	14.260640	22.33%	0
2009	8.269128	11.657927	40.98%	4,720
2008	12.616728	8.269128	-34.46%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	30.302161	35.551154	17.32%	0
2016	23.768404	30.302161	27.49%	0
2015	26.742992	23.768404	-11.12%	0
2014	26.233796	26.742992	1.94%	0
2013	16.925256	26.233796	55.00%	0
2012	14.181231	16.925256	19.35%	0
2011	16.520267	14.181231	-14.16%	0
2010	12.260018	16.520267	34.75%	0
2009	9.408299	12.260018	30.31%	48
2008	19.792307	9.408299	-52.46%	130

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	27.662806	38.803546	40.27%	0
2016	23.502300	27.662806	17.70%	0
2015	24.449015	23.502300	-3.87%	0
2014	20.064819	24.449015	21.85%	0
2013	12.166406	20.064819	64.92%	0
2012	9.619900	12.166406	26.47%	0
2011	10.245529	9.619900	-6.11%	0
2010	8.353606	10.245529	22.65%	0
2009	5.838382	8.353606	43.08%	0
2008	18.658119	5.838382	-68.71%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	17.991453	21.878544	21.61%	0
2016	17.942055	17.991453	0.28%	0
2015	18.158879	17.942055	-1.19%	0
2014	16.524503	18.158879	9.89%	0
2013	11.962083	16.524503	38.14%	0
2012	10.800504	11.962083	10.75%	0
2011	11.170169	10.800504	-3.31%	0
2010	9.139295	11.170169	22.22%	0
2009	6.350037	9.139295	43.93%	2,833
2008	10.796157	6.350037	-41.18%	217
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	18.549897	21.010380	13.26%	0
2016	16.163560	18.549897	14.76%	0
2015	18.247244	16.163560	-11.42%	0
2014	16.825909	18.247244	8.45%	1,167
2013	11.849450	16.825909	42.00%	1,199
2012	9.918148	11.849450	19.47%	948
2011	10.478053	9.918148	-5.34%	555
2010	8.908997	10.478053	17.61%	0
2009	6.025644	8.908997	47.85%	2,845
2008	12.006657	6.025644	-49.81%	219
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	21.316995	24.748640	16.10%	0
2016	21.233173	21.316995	0.39%	0
2015	21.439029	21.233173	-0.96%	0
2014	22.278558	21.439029	-3.77%	0
2013	17.001849	22.278558	31.04%	0
2012	14.987959	17.001849	13.44%	0
2011	15.433800	14.987959	-2.89%	0
2010	11.908839	15.433800	29.60%	0
2009	7.768865	11.908839	53.29%	4,122
2008	12.447272	7.768865	-37.59%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	19.594335	21.673219	10.61%	0
2016	15.551515	19.594335	26.00%	0
2015	18.051384	15.551515	-13.85%	0
2014	17.303510	18.051384	4.32%	0
2013	13.034621	17.303510	32.75%	0
2012	11.398925	13.034621	14.35%	0
2011	12.558934	11.398925	-9.24%	0
2010	10.694855	12.558934	17.43%	0
2009	7.047258	10.694855	51.76%	2,650
2008	12.790470	7.047258	-44.90%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	20.947504	23.770928	13.48%	0
2016	18.053785	20.947504	16.03%	0
2015	18.538563	18.053785	-2.61%	0
2014	18.965445	18.538563	-2.25%	0
2013	13.730270	18.965445	38.13%	0
2012	12.699825	13.730270	8.11%	0
2011	12.550360	12.699825	1.19%	0
2010	10.238424	12.550360	22.58%	0
2009	7.818236	10.238424	30.96%	0
2008	12.177941	7.818236	-35.80%	175
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	17.940317	17.489085	-2.52%	0
2016	13.930528	17.940317	28.78%	0
2015	16.483776	13.930528	-15.49%	0
2014	16.644770	16.483776	-0.97%	0
2013	11.921759	16.644770	39.62%	0
2012	10.131906	11.921759	17.67%	0
2011	11.445629	10.131906	-11.48%	0
2010	9.359626	11.445629	22.29%	0
2009	5.900816	9.359626	58.62%	0
2008	10.684690	5.900816	-44.77%	219
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	7.005531	5.639617	-19.50%	0
2016	6.697383	7.005531	4.60%	0
2015	6.044486	6.697383	10.80%	0
2014	5.030094	6.044486	20.17%	0
2013	5.303337	5.030094	-5.15%	0
2012	5.789406	5.303337	-8.40%	0
2011	6.185864	5.789406	-6.41%	0
2010	6.626876	6.185864	-6.65%	0
2009	8.055238	6.626876	-17.73%	0
2008	7.806422	8.055238	3.19%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2017	19.721028	25.569548	29.66%	0
2016	18.162565	19.721028	8.58%	0
2015	18.376094	18.162565	-1.16%	0
2014	17.050471	18.376094	7.77%	0
2013	12.882972	17.050471	32.35%	0
2012	11.769733	12.882972	9.46%	0
2011	13.260046	11.769733	-11.24%	0
2010	12.107973	13.260046	9.51%	0
2009	7.960373	12.107973	52.10%	5,330
2008	14.918975	7.960373	-46.64%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	12.812039	13.257639	3.48%	0
2016	11.163250	12.812039	14.77%	0
2015	12.244071	11.163250	-8.83%	0
2014	12.206672	12.244071	0.31%	0
2013	10.630998	12.206672	14.82%	0
2012	10.372247	10.630998	2.49%	0
2011	12.395909	10.372247	-16.33%	0
2010	11.074053	12.395909	11.94%	0
2009	8.803749	11.074053	25.79%	0
2008	16.477174	8.803749	-46.57%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	23.838341	28.434955	19.28%	0
2016	21.126362	23.838341	12.84%	0
2015	25.156558	21.126362	-16.02%	0
2014	20.957068	25.156558	20.04%	0
2013	14.231994	20.957068	47.25%	0
2012	12.382901	14.231994	14.93%	0
2011	14.252201	12.382901	-13.12%	0
2010	11.745414	14.252201	21.34%	0
2009	10.236276	11.745414	14.74%	0
2008	14.011412	10.236276	-26.94%	238
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	21.896916	23.763784	8.53%	0
2016	19.253620	21.896916	13.73%	0
2015	21.262145	19.253620	-9.45%	0
2014	17.699377	21.262145	20.13%	0
2013	15.935300	17.699377	11.07%	0
2012	16.122853	15.935300	-1.16%	0
2011	14.182886	16.122853	13.68%	0
2010	13.574947	14.182886	4.48%	0
2009	12.203675	13.574947	11.24%	0
2008	17.727894	12.203675	-31.16%	212

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.139029	5.994012	16.64%	0
2016	5.758651	5.139029	-10.76%	0
2015	7.083284	5.758651	-18.70%	0
2014	9.280105	7.083284	-23.67%	0
2013	9.768750	9.280105	-5.00%	0
2012	9.916642	9.768750	-1.49%	0
2011	10.532431	9.916642	-5.85%	0
2010	11.415061	10.532431	-7.73%	0
2009	10.954257	11.415061	4.21%	0
2008	12.769073	10.954257	-14.21%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.651772	9.677143	0.26%	0
2016	9.637930	9.651772	0.14%	0
2015	9.949862	9.637930	-3.14%	0
2014	10.040891	9.949862	-0.91%	0
2013*	10.000000	10.040891	0.41%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.730530	7.31%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	6.031882	5.796420	-3.90%	0
2016	4.293578	6.031882	40.49%	0
2015	6.600181	4.293578	-34.95%	0
2014	8.346883	6.600181	-20.93%	1,117
2013	7.725234	8.346883	8.05%	1,148
2012	7.644668	7.725234	1.05%	1,568
2011*	10.000000	7.644668	-23.55%	724

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	11.997730	13.553982	12.97%	0
2016	11.756964	11.997730	2.05%	0
2015	11.880030	11.756964	-1.04%	4,734
2014	11.352579	11.880030	4.65%	0
2013	9.993540	11.352579	13.60%	0
2012	9.022527	9.993540	10.76%	0
2011*	10.000000	9.022527	-9.77%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.445239	9.151108	-3.11%	0
2016	6.865881	9.445239	37.57%	0
2015	11.321363	6.865881	-39.35%	0
2014	10.354581	11.321363	9.34%	0
2013*	10.000000	10.354581	3.55%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.416693	12.718208	22.09%	0
2016	9.874069	10.416693	5.50%	0
2015	10.241419	9.874069	-3.59%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.723283	9.849085	1.29%	0
2016	9.533289	9.723283	1.99%	0
2015	10.004687	9.533289	-4.71%	0
2014	9.913105	10.004687	0.92%	0
2013	11.086612	9.913105	-10.58%	0
2012	10.567718	11.086612	4.91%	5,507
2011*	10.000000	10.567718	5.68%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.186744	11.992232	17.72%	0
2016	9.187072	10.186744	10.88%	0
2015*	10.000000	9.187072	-8.13%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	10.964014	11.649670	6.25%	0
2016	9.313868	10.964014	17.72%	0
2015*	10.000000	9.313868	-6.86%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.560992	10.523375	10.07%	0
2016	9.428592	9.560992	1.40%	0
2015	9.826738	9.428592	-4.05%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.038968	13.549668	22.74%	0
2016	11.093138	11.038968	-0.49%	0
2015	11.356559	11.093138	-2.32%	0
2014	11.409127	11.356559	-0.46%	0
2013*	10.000000	11.409127	14.09%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.062746	12.591550	13.82%	1,260
2016*	10.000000	11.062746	10.63%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	11.651888	12.945326	11.10%	0
2016	11.488285	11.651888	1.42%	0
2015	11.877682	11.488285	-3.28%	0
2014	11.926876	11.877682	-0.41%	0
2013	10.669496	11.926876	11.78%	0
2012	9.931407	10.669496	7.43%	0
2011	10.548714	9.931407	-5.85%	0
2010*	10.000000	10.548714	5.49%	6,429
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.655354	10.822860	12.09%	0
2016	9.308576	9.655354	3.73%	0
2015	9.923262	9.308576	-6.19%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.811840	9.894151	0.84%	0
2016*	10.000000	9.811840	-1.88%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.047561	0.48%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.138631	1.39%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.466798	5.422398	-0.81%	0
2016	4.994741	5.466798	9.45%	0
2015	6.825489	4.994741	-26.82%	0
2014	8.418387	6.825489	-18.92%	0
2013	9.602953	8.418387	-12.34%	0
2012	10.039941	9.602953	-4.35%	0
2011	11.764151	10.039941	-14.66%	0
2010*	10.000000	11.764151	17.64%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.594823	13.032860	12.40%	0
2016	10.301026	11.594823	12.56%	0
2015	10.815705	10.301026	-4.76%	0
2014*	10.000000	10.815705	8.16%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.129608	10.237961	1.07%	0
2016	9.516128	10.129608	6.45%	0
2015*	10.000000	9.516128	-4.84%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.293908	12.551439	11.13%	0
2016	11.239880	11.293908	0.48%	0
2015	11.511444	11.239880	-2.36%	17,363
2014	11.164133	11.511444	3.11%	17,884
2013	9.907201	11.164133	12.69%	19,774
2012	9.035447	9.907201	9.65%	0
2011*	10.000000	9.035447	-9.65%	7,105
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.365264	11.759783	13.45%	0
2016*	10.000000	10.365264	3.65%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.598401	11.665337	10.07%	0
2016	9.215232	10.598401	15.01%	0
2015*	10.000000	9.215232	-7.85%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.186642	12.745819	13.94%	0
2016*	10.000000	11.186642	11.87%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.020782	13.199987	31.73%	3,229
2016	10.199945	10.020782	-1.76%	13,541
2015*	10.000000	10.199945	2.00%	18,875
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.097208	10.547689	4.46%	0
2016	9.051657	10.097208	11.55%	0
2015*	10.000000	9.051657	-9.48%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.908430	10.067624	1.61%	0
2016*	10.000000	9.908430	-0.92%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.131478	1.31%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	9.979854	10.486708	5.08%	0
2016	9.455982	9.979854	5.54%	0
2015	9.869681	9.455982	-4.19%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.811386	15.111136	9.41%	0
2016	12.489427	13.811386	10.58%	0
2015	13.630419	12.489427	-8.37%	0
2014	13.564984	13.630419	0.48%	0
2013	11.217655	13.564984	20.93%	0
2012	9.955825	11.217655	12.67%	0
2011	10.349320	9.955825	-3.80%	0
2010*	10.000000	10.349320	3.49%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	10.837683	11.613440	7.16%	0
2016	9.727874	10.837683	11.41%	0
2015	10.712656	9.727874	-9.19%	0
2014	10.481059	10.712656	2.21%	0
2013*	10.000000	10.481059	4.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.093707	12.832328	6.11%	0
2016	11.034116	12.093707	9.60%	0
2015	11.721790	11.034116	-5.87%	0
2014	11.349842	11.721790	3.28%	0
2013*	10.000000	11.349842	13.50%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.397811	9.359076	-0.41%	0
2016	9.343863	9.397811	0.58%	0
2015*	10.000000	9.343863	-6.56%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.766241	10.793422	10.52%	0
2016	9.579950	9.766241	1.94%	0
2015	10.411153	9.579950	-7.98%	0
2014	10.251763	10.411153	1.55%	0
2013*	10.000000	10.251763	2.52%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.542939	9.441135	-1.07%	0
2016	9.674029	9.542939	-1.36%	0
2015	9.958048	9.674029	-2.85%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	5.848431	6.211978	6.22%	0
2016	7.022662	5.848431	-16.72%	0
2015	7.300991	7.022662	-3.81%	0
2014	6.667180	7.300991	9.51%	0
2013	6.651914	6.667180	0.23%	3,296
2012	7.668131	6.651914	-13.25%	4,213
2011	8.589292	7.668131	-10.72%	4,572
2010	9.113727	8.589292	-5.75%	4,572
2009	9.718388	9.113727	-6.22%	3,515
2008*	10.000000	9.718388	-2.82%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	15.246076	17.109025	12.22%	0
2016	15.502426	15.246076	-1.65%	0
2015	15.669906	15.502426	-1.07%	0
2014	15.602741	15.669906	0.43%	0
2013	13.596327	15.602741	14.76%	504
2012	13.326680	13.596327	2.02%	573
2011	14.597759	13.326680	-8.71%	573
2010	13.435244	14.597759	8.65%	573
2009	10.802937	13.435244	24.37%	2,616
2008	18.658501	10.802937	-42.10%	1,707
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	8.203237	8.309603	1.30%	750
2016	8.436625	8.203237	-2.77%	1,277
2015	8.478487	8.436625	-0.49%	1,333
2014	8.291720	8.478487	2.25%	2,981
2013	8.348891	8.291720	-0.68%	4,506
2012	8.359930	8.348891	-0.13%	0
2011	8.276411	8.359930	1.01%	4,854
2010	7.977996	8.276411	3.74%	4,854
2009	8.443138	7.977996	-5.51%	6,510
2008	10.632546	8.443138	-20.59%	4,448
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.539600	10.654422	1.09%	0
2016	9.936169	10.539600	6.07%	0
2015	10.096538	9.936169	-1.59%	0
2014	10.093885	10.096538	0.03%	0
2013*	10.000000	10.093885	0.94%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.502780	11.270849	7.31%	0
2016	9.639279	10.502780	8.96%	0
2015	10.320408	9.639279	-6.60%	0
2014	9.992759	10.320408	3.28%	0
2013*	10.000000	9.992759	-0.07%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	10.558646	12.201678	15.56%	0
2016	11.091397	10.558646	-4.80%	0
2015	12.386439	11.091397	-10.46%	0
2014	13.382765	12.386439	-7.44%	0
2013	10.946587	13.382765	22.26%	0
2012	9.401925	10.946587	16.43%	9,284
2011	10.370143	9.401925	-9.34%	6,558
2010*	10.000000	10.370143	3.70%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.395071	10.485136	24.90%	0
2016	7.113817	8.395071	18.01%	0
2015	9.108217	7.113817	-21.90%	0
2014	9.776041	9.108217	-6.83%	0
2013*	10.000000	9.776041	-2.24%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	9.902237	10.490459	5.94%	0
2016	8.785446	9.902237	12.71%	0
2015	9.574307	8.785446	-8.24%	0
2014	9.949915	9.574307	-3.77%	0
2013*	10.000000	9.949915	-0.50%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.907375	10.054156	1.48%	0
2016*	10.000000	9.907375	-0.93%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.858541	11.840678	9.04%	0
2016*	10.000000	10.858541	8.59%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	10.697476	11.558550	8.05%	0
2016	10.330678	10.697476	3.55%	0
2015	10.843995	10.330678	-4.73%	0
2014	10.647059	10.843995	1.85%	0
2013	10.040014	10.647059	6.05%	0
2012	9.405597	10.040014	6.75%	0
2011*	10.000000	9.405597	-5.94%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	11.030498	11.810599	7.07%	0
2016	10.209214	11.030498	8.04%	0
2015	10.573870	10.209214	-3.45%	0
2014	10.518776	10.573870	0.52%	0
2013	11.799716	10.518776	-10.86%	0
2012	10.246464	11.799716	15.16%	0
2011*	10.000000	10.246464	2.46%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.960313	10.952693	9.96%	0
2016	8.866943	9.960313	12.33%	0
2015	10.539202	8.866943	-15.87%	0
2014*	10.000000	10.539202	5.39%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.320956	12.135093	7.19%	0
2016	11.235790	11.320956	0.76%	0
2015	11.665766	11.235790	-3.69%	0
2014	10.487646	11.665766	11.23%	0
2013	10.459072	10.487646	0.27%	0
2012	8.238726	10.459072	26.95%	0
2011*	10.000000	8.238726	-17.61%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.401667	11.785701	13.31%	0
2016	10.091456	10.401667	3.07%	0
2015	11.050661	10.091456	-8.68%	0
2014	11.089475	11.050661	-0.35%	0
2013	9.805755	11.089475	13.09%	0
2012	8.827991	9.805755	11.08%	0
2011*	10.000000	8.827991	-11.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.596120	15.382360	13.14%	1,339
2016	12.766342	13.596120	6.50%	5,157
2015	12.939552	12.766342	-1.34%	13,570
2014	12.614644	12.939552	2.58%	78,319
2013	10.472906	12.614644	20.45%	95,542
2012	9.264014	10.472906	13.05%	23,837
2011*	10.000000	9.264014	-7.36%	7,108
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.023219	11.598677	15.72%	0
2016*	10.000000	10.023219	0.23%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.375768	10.822814	4.31%	0
2016	9.302427	10.375768	11.54%	0
2015	9.776361	9.302427	-4.85%	0
2014*	10.000000	9.776361	-2.24%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.936658	13.331739	21.90%	0
2016*	10.000000	10.936658	9.37%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.837960	9.912295	0.76%	0
2016	9.846220	9.837960	-0.08%	0
2015	10.063744	9.846220	-2.16%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	14.537431	17.016330	17.05%	0
2016	13.730331	14.537431	5.88%	0
2015	14.304493	13.730331	-4.01%	0
2014	14.011190	14.304493	2.09%	0
2013	11.076144	14.011190	26.50%	0
2012	9.760796	11.076144	13.48%	0
2011	10.670806	9.760796	-8.53%	0
2010*	10.000000	10.670806	6.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.444139	13.624071	9.48%	3,552
2016	12.003089	12.444139	3.67%	180
2015	12.417230	12.003089	-3.34%	180
2014	12.185878	12.417230	1.90%	180
2013	10.878233	12.185878	12.02%	180
2012	10.025963	10.878233	8.50%	0
2011	10.401387	10.025963	-3.61%	0
2010*	10.000000	10.401387	4.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.495052	15.269662	13.15%	640
2016	12.869571	13.495052	4.86%	0
2015	13.349957	12.869571	-3.60%	0
2014	13.051167	13.349957	2.29%	0
2013	11.017555	13.051167	18.46%	447
2012	9.923656	11.017555	11.02%	0
2011	10.519495	9.923656	-5.66%	0
2010*	10.000000	10.519495	5.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.909385	11.336928	3.92%	397
2016	10.673143	10.909385	2.21%	397
2015	11.005186	10.673143	-3.02%	397
2014	10.900560	11.005186	0.96%	1,941
2013	10.632677	10.900560	2.52%	1,941
2012	10.124391	10.632677	5.02%	4,083
2011	10.217989	10.124391	-0.92%	2,539
2010*	10.000000	10.217989	2.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	9.892091	11.092405	12.13%	0
2016	9.591342	9.892091	3.14%	0
2015	10.257637	9.591342	-6.50%	0
2014	10.267069	10.257637	-0.09%	0
2013*	10.000000	10.267069	2.67%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.840767	11.325751	15.09%	0
2016	9.482676	9.840767	3.78%	0
2015	10.203552	9.482676	-7.06%	0
2014	10.338995	10.203552	-1.31%	0
2013*	10.000000	10.338995	3.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.981059	14.455138	11.36%	0
2016	12.446975	12.981059	4.29%	2,000
2015	12.877283	12.446975	-3.34%	2,000
2014	12.604405	12.877283	2.16%	2,000
2013	10.951222	12.604405	15.10%	2,182
2012	9.975642	10.951222	9.78%	0
2011	10.453844	9.975642	-4.57%	0
2010*	10.000000	10.453844	4.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.847269	15.974484	15.36%	0
2016	13.172387	13.847269	5.12%	0
2015	13.688922	13.172387	-3.77%	0
2014	13.399918	13.688922	2.16%	0
2013	11.036055	13.399918	21.42%	0
2012	9.858504	11.036055	11.94%	0
2011	10.584604	9.858504	-6.86%	0
2010*	10.000000	10.584604	5.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.982310	12.864851	7.37%	25,496
2016	11.569675	11.982310	3.57%	25,496
2015	11.969566	11.569675	-3.34%	0
2014	11.770844	11.969566	1.69%	0
2013	10.830698	11.770844	8.68%	0
2012	10.074424	10.830698	7.51%	0
2011	10.339023	10.074424	-2.56%	0
2010*	10.000000	10.339023	3.39%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.264488	10.406844	1.39%	0
2016	10.166316	10.264488	0.97%	0
2015	10.459754	10.166316	-2.81%	0
2014	10.207694	10.459754	2.47%	0
2013	10.666555	10.207694	-4.30%	0
2012	10.192767	10.666555	4.65%	0
2011*	10.000000	10.192767	1.93%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.135610	13.978001	15.18%	0
2016	11.150700	12.135610	8.83%	2,198
2015	11.785550	11.150700	-5.39%	2,198
2014	11.697051	11.785550	0.76%	2,198
2013*	10.000000	11.697051	16.97%	2,398

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.606111	12.908514	11.22%	0
2016	10.920885	11.606111	6.27%	0
2015	11.378450	10.920885	-4.02%	0
2014	11.433788	11.378450	-0.48%	0
2013*	10.000000	11.433788	14.34%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.283684	11.453052	38.26%	0
2016	7.870744	8.283684	5.25%	0
2015	9.590225	7.870744	-17.93%	0
2014*	10.000000	9.590225	-4.10%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.697708	9.672764	-0.26%	0
2016	9.852301	9.697708	-1.57%	0
2015	10.095233	9.852301	-2.41%	0
2014*	10.000000	10.095233	0.95%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.486840	8.310079	-2.08%	33,575
2016	8.685906	8.486840	-2.29%	83,981
2015	8.890379	8.685906	-2.30%	66,531
2014	9.099671	8.890379	-2.30%	23,681
2013	9.313890	9.099671	-2.30%	55,755
2012	9.533758	9.313890	-2.31%	63,856
2011	9.757565	9.533758	-2.29%	50,142
2010	9.987258	9.757565	-2.30%	76,572
2009*	10.000000	9.987258	-0.13%	39,578
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.272098	11.314027	22.02%	0
2016	9.402990	9.272098	-1.39%	0
2015	9.717639	9.402990	-3.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.636581	12.308006	15.71%	0
2016	9.944716	10.636581	6.96%	0
2015	10.281472	9.944716	-3.28%	0
2014*	10.000000	10.281472	2.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.317641	11.203118	8.58%	4,086
2016	9.933758	10.317641	3.86%	0
2015	10.185313	9.933758	-2.47%	2,968
2014*	10.000000	10.185313	1.85%	2,968
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.497614	11.775786	12.18%	15,832
2016	9.972257	10.497614	5.27%	12,671
2015	10.261619	9.972257	-2.82%	12,671
2014*	10.000000	10.261619	2.62%	12,671

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.069197	10.397321	3.26%	0
2016	9.884147	10.069197	1.87%	0
2015	10.090122	9.884147	-2.04%	0
2014*	10.000000	10.090122	0.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.014112	11.157318	11.42%	0
2016	9.695767	10.014112	3.28%	0
2015	10.256482	9.695767	-5.47%	0
2014	10.246313	10.256482	0.10%	0
2013*	10.000000	10.246313	2.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.049337	11.484473	14.28%	0
2016	9.616791	10.049337	4.50%	0
2015	10.248554	9.616791	-6.16%	0
2014	10.311067	10.248554	-0.61%	0
2013*	10.000000	10.311067	3.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.447489	11.527461	10.34%	1,054
2016	9.979874	10.447489	4.69%	220
2015	10.249129	9.979874	-2.63%	220
2014*	10.000000	10.249129	2.49%	220
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.539486	12.015344	14.00%	0
2016	9.943524	10.539486	5.99%	0
2015	10.252460	9.943524	-3.01%	0
2014*	10.000000	10.252460	2.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.269305	10.958024	6.71%	0
2016	9.943313	10.269305	3.28%	0
2015	10.180513	9.943313	-2.33%	12,346
2014*	10.000000	10.180513	1.81%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.198243	12.661655	24.16%	0
2016*	10.000000	10.198243	1.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.317835	12.803213	13.12%	0
2016	9.629675	11.317835	17.53%	0
2015	10.112663	9.629675	-4.78%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.725620	10.104201	3.89%	0
2016	9.161712	9.725620	6.16%	0
2015	9.656521	9.161712	-5.12%	0
2014	9.514347	9.656521	1.49%	0
2013*	10.000000	9.514347	-4.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	11.640897	14.278483	22.66%	0
2016	12.216156	11.640897	-4.71%	0
2015	12.586196	12.216156	-2.94%	0
2014	13.059107	12.586196	-3.62%	0
2013	11.039588	13.059107	18.29%	0
2012	9.781877	11.039588	12.86%	0
2011	11.077875	9.781877	-11.70%	0
2010*	10.000000	11.077875	10.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.487153	10.161276	19.73%	0
2016	8.274240	8.487153	2.57%	0
2015	8.947398	8.274240	-7.52%	0
2014*	10.000000	8.947398	-10.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	16.290967	20.673496	26.90%	0
2016	16.348064	16.290967	-0.35%	0
2015	16.225150	16.348064	0.76%	0
2014	15.077026	16.225150	7.62%	0
2013	11.480783	15.077026	31.32%	0
2012	10.118504	11.480783	13.46%	0
2011	10.702160	10.118504	-5.45%	0
2010*	10.000000	10.702160	7.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	16.344733	18.263495	11.74%	0
2016	14.415381	16.344733	13.38%	0
2015	15.279902	14.415381	-5.66%	0
2014	14.186463	15.279902	7.71%	0
2013	10.753556	14.186463	31.92%	0
2012	9.360610	10.753556	14.88%	0
2011	10.202136	9.360610	-8.25%	0
2010*	10.000000	10.202136	2.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	16.150923	20.123847	24.60%	0
2016	15.586233	16.150923	3.62%	0
2015	16.008558	15.586233	-2.64%	7,720
2014	15.797840	16.008558	1.33%	0
2013	11.665825	15.797840	35.42%	0
2012	10.415761	11.665825	12.00%	0
2011	11.157100	10.415761	-6.64%	0
2010*	10.000000	11.157100	11.57%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.200639	21.356572	11.23%	959
2016	16.711187	19.200639	14.90%	2,596
2015	17.612886	16.711187	-5.12%	0
2014	15.405451	17.612886	14.33%	0
2013	11.621604	15.405451	32.56%	0
2012	10.224545	11.621604	13.66%	0
2011	10.713471	10.224545	-4.56%	0
2010*	10.000000	10.713471	7.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.421794	13.941556	22.06%	0
2016	10.793543	11.421794	5.82%	0
2015	10.964761	10.793543	-1.56%	0
2014*	10.000000	10.964761	9.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	12.056751	12.847916	6.56%	0
2016	9.798664	12.056751	23.04%	0
2015	10.672121	9.798664	-8.18%	0
2014*	10.000000	10.672121	6.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	11.942179	13.242083	10.88%	0
2016	9.950538	11.942179	20.02%	0
2015	10.354137	9.950538	-3.90%	0
2014*	10.000000	10.354137	3.54%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.608569	13.670258	17.76%	378
2016	10.666261	11.608569	8.83%	378
2015	10.816202	10.666261	-1.39%	378
2014*	10.000000	10.816202	8.16%	378
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.227054	11.643481	3.71%	0
2016	10.721062	11.227054	4.72%	0
2015	11.631894	10.721062	-7.83%	0
2014	9.257357	11.631894	25.65%	0
2013*	10.000000	9.257357	-7.43%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	10.890434	12.931661	18.74%	0
2016	9.981692	10.890434	9.10%	60,346
2015	10.099217	9.981692	-1.16%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.364097	9.293798	-0.75%	0
2016	9.350921	9.364097	0.14%	0
2015	9.603824	9.350921	-2.63%	0
2014	9.781607	9.603824	-1.82%	0
2013	10.001338	9.781607	-2.20%	0
2012	9.888939	10.001338	1.14%	0
2011*	10.000000	9.888939	-1.11%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.192588	12.486732	11.56%	0
2016	9.477295	11.192588	18.10%	0
2015	10.198320	9.477295	-7.07%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.029340	9.411708	4.23%	0
2016	9.301277	9.029340	-2.92%	0
2015	10.027702	9.301277	-7.24%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.521353	10.265847	7.82%	0
2016	8.922629	9.521353	6.71%	0
2015	9.857445	8.922629	-9.48%	0
2014	10.119487	9.857445	-2.59%	0
2013*	10.000000	10.119487	1.19%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	9.946186	9.996812	0.51%	0
2016	8.993221	9.946186	10.60%	0
2015	9.510190	8.993221	-5.44%	0
2014	9.599479	9.510190	-0.93%	0
2013*	10.000000	9.599479	-4.01%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	9.746146	9.724042	-0.23%	0
2016	9.557187	9.746146	1.98%	0
2015	10.033863	9.557187	-4.75%	0
2014	10.381798	10.033863	-3.35%	0
2013	10.158635	10.381798	2.20%	3,233
2012*	10.000000	10.158635	1.59%	23,585
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.184258	14.896873	33.20%	0
2016	11.464847	11.184258	-2.45%	0
2015	11.319091	11.464847	1.29%	5,393
2014	11.352177	11.319091	-0.29%	0
2013*	10.000000	11.352177	13.52%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.980607	11.056379	10.78%	0
2016	9.047307	9.980607	10.32%	0
2015	10.197301	9.047307	-11.28%	0
2014	10.390117	10.197301	-1.86%	0
2013	10.623107	10.390117	-2.19%	0
2012	9.471330	10.623107	12.16%	0
2011*	10.000000	9.471330	-5.29%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.098032	6.080106	-0.29%	0
2016	5.433163	6.098032	12.24%	0
2015	7.481115	5.433163	-27.37%	0
2014	9.409441	7.481115	-20.49%	0
2013	11.292772	9.409441	-16.68%	0
2012	10.995812	11.292772	2.70%	0
2011	12.172377	10.995812	-9.67%	1,137
2010*	10.000000	12.172377	21.72%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	11.934790	12.801501	7.26%	0
2016	10.789357	11.934790	10.62%	0
2015	11.310886	10.789357	-4.61%	0
2014	11.416804	11.310886	-0.93%	0
2013	12.570758	11.416804	-9.18%	0
2012	10.926227	12.570758	15.05%	0
2011	10.528835	10.926227	3.77%	0
2010*	10.000000	10.528835	5.29%	6,155
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.029958	0.30%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.608571	10.395964	8.19%	0
2016	9.556674	9.608571	0.54%	0
2015	10.537780	9.556674	-9.31%	0
2014	10.753486	10.537780	-2.01%	0
2013	11.780249	10.753486	-8.72%	0
2012	11.458761	11.780249	2.81%	0
2011	10.817357	11.458761	5.93%	0
2010*	10.000000	10.817357	8.17%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.052412	10.658755	6.03%	0
2016	9.898182	10.052412	1.56%	0
2015	10.568067	9.898182	-6.34%	0
2014	10.588297	10.568067	-0.19%	0
2013	11.852922	10.588297	-10.67%	0
2012	11.353547	11.852922	4.40%	0
2011	10.813838	11.353547	4.99%	0
2010*	10.000000	10.813838	8.14%	6,178

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	12.981963	13.510551	4.07%	0
2016	11.825775	12.981963	9.78%	0
2015	12.322158	11.825775	-4.03%	0
2014	12.217279	12.322158	0.86%	0
2013	11.838431	12.217279	3.20%	0
2012	10.611575	11.838431	11.56%	0
2011	10.520490	10.611575	0.87%	0
2010*	10.000000	10.520490	5.20%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.309607	3.10%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.372045	9.271743	-1.07%	0
2016	9.468506	9.372045	-1.02%	0
2015	9.671216	9.468506	-2.10%	0
2014	9.825372	9.671216	-1.57%	0
2013	10.080087	9.825372	-2.53%	0
2012	9.756992	10.080087	3.31%	0
2011*	10.000000	9.756992	-2.43%	3,367
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.171590	10.417010	2.41%	0
2016	10.148203	10.171590	0.23%	0
2015	10.352363	10.148203	-1.97%	0
2014	10.172145	10.352363	1.77%	0
2013	10.629848	10.172145	-4.31%	0
2012	9.936712	10.629848	6.98%	0
2011*	10.000000	9.936712	-0.63%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.785795	10.030390	2.50%	0
2016	9.572060	9.785795	2.23%	0
2015	9.975751	9.572060	-4.05%	0
2014	9.918649	9.975751	0.58%	0
2013*	10.000000	9.918649	-0.81%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	12.871378	13.458856	4.56%	0
2016	11.577936	12.871378	11.17%	0
2015	12.374643	11.577936	-6.44%	0
2014	12.703570	12.374643	-2.59%	0
2013	11.629676	12.703570	9.23%	0
2012	10.289239	11.629676	13.03%	0
2011	10.749093	10.289239	-4.28%	0
2010*	10.000000	10.749093	7.49%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	13.557420	13.881539	2.39%	0
2016	12.729926	13.557420	6.50%	0
2015	13.009566	12.729926	-2.15%	0
2014	13.011476	13.009566	-0.01%	0
2013	12.105008	13.011476	7.49%	0
2012	10.857059	12.105008	11.49%	0
2011	10.815177	10.857059	0.39%	0
2010*	10.000000	10.815177	8.15%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.358105	10.851497	29.83%	0
2016	8.499911	8.358105	-1.67%	0
2015	9.600656	8.499911	-11.47%	0
2014	9.983333	9.600656	-3.83%	0
2013	8.887656	9.983333	12.33%	0
2012	7.878101	8.887656	12.81%	0
2011	11.045194	7.878101	-28.67%	0
2010*	10.000000	11.045194	10.45%	9,396
ProFunds - ProFund VP Banks - Q/NQ
2017	15.905647	18.325648	15.21%	119
2016	13.210449	15.905647	20.40%	0
2015	13.580284	13.210449	-2.72%	0
2014	12.593209	13.580284	7.84%	0
2013	9.658263	12.593209	30.39%	0
2012	7.410606	9.658263	30.33%	0
2011*	10.000000	7.410606	-25.89%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	9.094833	10.926356	20.14%	0
2016	7.855750	9.094833	15.77%	0
2015	9.341352	7.855750	-15.90%	0
2014	9.402773	9.341352	-0.65%	0
2013	8.126249	9.402773	15.71%	0
2012	7.667367	8.126249	5.98%	0
2011*	10.000000	7.667367	-23.33%	0
ProFunds - ProFund VP Bear - Q/NQ
2017	3.067668	2.458775	-19.85%	0
2016	3.611074	3.067668	-15.05%	0
2015	3.887499	3.611074	-7.11%	0
2014	4.640204	3.887499	-16.22%	0
2013	6.466415	4.640204	-28.24%	0
2012	7.936194	6.466415	-18.52%	0
2011	8.914631	7.936194	-10.98%	0
2010*	10.000000	8.914631	-10.85%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	22.198489	26.578743	19.73%	0
2016	26.880425	22.198489	-17.42%	0
2015	26.634236	26.880425	0.92%	0
2014	21.014072	26.634236	26.74%	0
2013	12.770797	21.014072	64.55%	0
2012	9.290202	12.770797	37.47%	0
2011*	10.000000	9.290202	-7.10%	0
ProFunds - ProFund VP Bull - Q/NQ
2017	16.110579	18.785855	16.61%	0
2016	15.036202	16.110579	7.15%	2,024
2015	15.461017	15.036202	-2.75%	6,061
2014	14.196822	15.461017	8.90%	20,639
2013	11.198603	14.196822	26.77%	0
2012	10.064917	11.198603	11.26%	30,860
2011	10.301291	10.064917	-2.29%	29,179
2010*	10.000000	10.301291	3.01%	13,525
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	14.798941	16.636435	12.42%	0
2016	14.628059	14.798941	1.17%	12,010
2015	14.373988	14.628059	1.77%	0
2014	13.347274	14.373988	7.69%	0
2013	10.635391	13.347274	25.50%	0
2012	9.819922	10.635391	8.30%	0
2011*	10.000000	9.819922	-1.80%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	17.849696	20.643745	15.65%	0
2016	17.534825	17.849696	1.80%	0
2015	17.143662	17.534825	2.28%	0
2014	15.602977	17.143662	9.87%	0
2013	11.417881	15.602977	36.65%	0
2012	9.571850	11.417881	19.29%	0
2011*	10.000000	9.571850	-4.28%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	6.749466	8.788093	30.20%	0
2016	6.222784	6.749466	8.46%	0
2015	7.707725	6.222784	-19.27%	0
2014	8.168656	7.707725	-5.64%	0
2013	8.934891	8.168656	-8.58%	0
2012	8.581916	8.934891	4.11%	0
2011	10.939158	8.581916	-21.55%	0
2010*	10.000000	10.939158	9.39%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	10.383566	12.145302	16.97%	0
2016	9.857552	10.383566	5.34%	0
2015	11.321257	9.857552	-12.93%	0
2014	12.684755	11.321257	-10.75%	0
2013	10.673902	12.684755	18.84%	0
2012	9.370589	10.673902	13.91%	0
2011	10.526169	9.370589	-10.98%	0
2010*	10.000000	10.526169	5.26%	0
ProFunds - ProFund VP Financials - Q/NQ
2017	15.460907	17.854147	15.48%	0
2016	13.721733	15.460907	12.67%	0
2015	14.257871	13.721733	-3.76%	0
2014	12.924060	14.257871	10.32%	0
2013	10.015454	12.924060	29.04%	0
2012	8.219064	10.015454	21.86%	0
2011*	10.000000	8.219064	-17.81%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	17.364405	20.515130	18.14%	0
2016	18.522867	17.364405	-6.25%	0
2015	18.052113	18.522867	2.61%	0
2014	14.937013	18.052113	20.85%	14,356
2013	10.939241	14.937013	36.55%	0
2012	9.537299	10.939241	14.70%	0
2011*	10.000000	9.537299	-4.63%	0
ProFunds - ProFund VP Industrials - Q/NQ
2017	14.808419	17.709606	19.59%	0
2016	12.893671	14.808419	14.85%	12,702
2015	13.664621	12.893671	-5.64%	0
2014	13.247476	13.664621	3.15%	0
2013	9.812095	13.247476	35.01%	0
2012	8.673227	9.812095	13.13%	13,871
2011*	10.000000	8.673227	-13.27%	0
ProFunds - ProFund VP International - Q/NQ
2017	9.780574	11.639252	19.00%	0
2016	10.103700	9.780574	-3.20%	0
2015	10.719218	10.103700	-5.74%	0
2014	11.939723	10.719218	-10.22%	0
2013	10.227147	11.939723	16.75%	0
2012	9.029674	10.227147	13.26%	0
2011	10.789083	9.029674	-16.31%	0
2010*	10.000000	10.789083	7.89%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2017	17.451749	23.198966	32.93%	0
2016	16.925571	17.451749	3.11%	0
2015	14.394297	16.925571	17.59%	0
2014	14.569783	14.394297	-1.20%	0
2013	9.829625	14.569783	48.22%	943
2012	8.401111	9.829625	17.00%	0
2011*	10.000000	8.401111	-15.99%	0
ProFunds - ProFund VP Japan - Q/NQ
2017	12.554506	14.529997	15.74%	0
2016	12.796373	12.554506	-1.89%	0
2015	12.378545	12.796373	3.38%	0
2014	12.273980	12.378545	0.85%	0
2013	8.474819	12.273980	44.83%	0
2012	7.055559	8.474819	20.12%	0
2011	8.864982	7.055559	-20.41%	0
2010*	10.000000	8.864982	-11.35%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	19.507126	24.848704	27.38%	0
2016	18.968103	19.507126	2.84%	2,888
2015	18.067736	18.968103	4.98%	2,400
2014	15.805170	18.067736	14.32%	6,208
2013	12.047748	15.805170	31.19%	4,865
2012	10.609804	12.047748	13.55%	7,050
2011	10.703255	10.609804	-0.87%	6,928
2010*	10.000000	10.703255	7.03%	3,239
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	10.588574	10.017316	-5.40%	315
2016	8.726688	10.588574	21.34%	315
2015	11.656870	8.726688	-25.14%	315
2014	13.386235	11.656870	-12.92%	315
2013	11.043075	13.386235	21.22%	315
2012	10.985396	11.043075	0.53%	774
2011	10.996477	10.985396	-0.10%	14,781
2010*	10.000000	10.996477	9.96%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	16.240055	17.511026	7.83%	0
2016	17.266019	16.240055	-5.94%	0
2015	16.920691	17.266019	2.04%	0
2014	14.509843	16.920691	16.62%	0
2013	11.282827	14.509843	28.60%	0
2012	10.325032	11.282827	9.28%	2,855
2011*	10.000000	10.325032	3.25%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.093302	3.181876	2.86%	398
2016	2.031799	3.093302	52.24%	1,829
2015	3.097248	2.031799	-34.40%	398
2014	4.164091	3.097248	-25.62%	398
2013	6.868566	4.164091	-39.37%	398
2012	8.227546	6.868566	-16.52%	398
2011*	10.000000	8.227546	-17.72%	398
ProFunds - ProFund VP Real Estate - Q/NQ
2017	12.754658	13.465289	5.57%	0
2016	12.347197	12.754658	3.30%	0
2015	12.597030	12.347197	-1.98%	0
2014	10.313329	12.597030	22.14%	0
2013	10.546427	10.313329	-2.21%	0
2012	9.213078	10.546427	14.47%	0
2011*	10.000000	9.213078	-7.87%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.354242	2.887106	-13.93%	0
2016	3.619855	3.354242	-7.34%	0
2015	3.764837	3.619855	-3.85%	0
2014	5.525505	3.764837	-31.86%	0
2013	4.855514	5.525505	13.80%	0
2012	5.340548	4.855514	-9.08%	0
2011	8.746035	5.340548	-38.94%	0
2010*	10.000000	8.746035	-12.54%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	16.629002	22.024735	32.45%	156
2016	13.326729	16.629002	24.78%	0
2015	14.044361	13.326729	-5.11%	0
2014	10.685251	14.044361	31.44%	0
2013	8.193749	10.685251	30.41%	0
2012	8.752082	8.193749	-6.38%	0
2011*	10.000000	8.752082	-12.48%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.267341	4.418555	-29.50%	108
2016	7.658284	6.267341	-18.16%	108
2015	7.028876	7.658284	8.95%	108
2014	7.411421	7.028876	-5.16%	108
2013	7.603408	7.411421	-2.53%	108
2012	8.950462	7.603408	-15.05%	704
2011	8.278058	8.950462	8.12%	108
2010*	10.000000	8.278058	-17.22%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2017	4.408150	3.418204	-22.46%	383
2016	4.794381	4.408150	-8.06%	383
2015	5.100136	4.794381	-6.00%	383
2014	5.078031	5.100136	0.44%	383
2013	6.579950	5.078031	-22.83%	383
2012	8.435584	6.579950	-22.00%	997
2011	8.480703	8.435584	-0.53%	383
2010*	10.000000	8.480703	-15.19%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.424634	1.770896	-26.96%	0
2016	2.759132	2.424634	-12.12%	0
2015	3.247754	2.759132	-15.04%	0
2014	4.123466	3.247754	-21.24%	0
2013	5.978556	4.123466	-31.03%	0
2012	7.536260	5.978556	-20.67%	705
2011	8.615894	7.536260	-12.53%	0
2010*	10.000000	8.615894	-13.84%	0
ProFunds - ProFund VP Technology - Q/NQ
2017	15.391017	20.329318	32.09%	0
2016	14.021598	15.391017	9.77%	625
2015	14.014973	14.021598	0.05%	0
2014	12.144754	14.014973	15.40%	0
2013	9.929131	12.144754	22.31%	0
2012	9.213683	9.929131	7.77%	10,062
2011*	10.000000	9.213683	-7.86%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	13.650298	13.053967	-4.37%	0
2016	11.483680	13.650298	18.87%	338
2015	11.577823	11.483680	-0.81%	0
2014	11.783747	11.577823	-1.75%	0
2013	10.762215	11.783747	9.49%	0
2012	9.454420	10.762215	13.83%	0
2011*	10.000000	9.454420	-5.46%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	13.687021	14.641776	6.98%	0
2016	14.051580	13.687021	-2.59%	0
2015	15.242161	14.051580	-7.81%	0
2014	11.438250	15.242161	33.26%	0
2013	14.473644	11.438250	-20.97%	0
2012	14.672509	14.473644	-1.36%	0
2011	10.463963	14.672509	40.22%	0
2010*	10.000000	10.463963	4.64%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	39.005510	64.154422	64.48%	0
2016	36.752091	39.005510	6.13%	190
2015	33.112709	36.752091	10.99%	0
2014	24.949958	33.112709	32.72%	0
2013	14.262788	24.949958	74.93%	3,082
2012	10.914959	14.262788	30.67%	0
2011	11.306446	10.914959	-3.46%	0
2010*	10.000000	11.306446	13.06%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.624096	0.335739	-46.20%	0
2016	0.800555	0.624096	-22.04%	0
2015	1.111183	0.800555	-27.95%	0
2014	1.770333	1.111183	-37.23%	0
2013	3.527833	1.770333	-49.82%	0
2012	5.574874	3.527833	-36.72%	0
2011	7.331873	5.574874	-23.96%	0
2010*	10.000000	7.331873	-26.68%	0
ProFunds - ProFund VP Utilities - Q/NQ
2017	14.714565	15.906750	8.10%	0
2016	13.086887	14.714565	12.44%	0
2015	14.311286	13.086887	-8.56%	0
2014	11.636116	14.311286	22.99%	0
2013	10.510715	11.636116	10.71%	0
2012	10.743564	10.510715	-2.17%	11,102
2011*	10.000000	10.743564	7.44%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2017	8.159733	8.967915	9.90%	0
2016	6.562719	8.159733	24.33%	0
2015	7.060432	6.562719	-7.05%	0
2014	6.987752	7.060432	1.04%	0
2013	5.536436	6.987752	26.21%	0
2012	4.562213	5.536436	21.35%	1,350
2011	6.004296	4.562213	-24.02%	0
2010	5.436707	6.004296	10.44%	0
2009	5.762804	5.436707	-5.66%	0
2008	10.026364	5.762804	-42.52%	61
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	21.393928	25.384116	18.65%	0
2016	16.732270	21.393928	27.86%	0
2015	20.708671	16.732270	-19.20%	0
2014	21.588414	20.708671	-4.08%	0
2013	21.824051	21.588414	-1.08%	0
2012	20.175476	21.824051	8.17%	106
2011	24.718375	20.175476	-18.38%	0
2010	19.972348	24.718375	23.76%	347
2009	13.149973	19.972348	51.88%	6,342
2008	24.652031	13.149973	-46.66%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	30.526525	38.607390	26.47%	0
2016	38.889837	30.526525	-21.51%	0
2015	36.696205	38.889837	5.98%	0
2014	28.305138	36.696205	29.65%	0
2013	18.787538	28.305138	50.66%	0
2012	14.142032	18.787538	32.85%	364
2011	13.088061	14.142032	8.05%	0
2010	12.101008	13.088061	8.16%	5,894
2009	10.466366	12.101008	15.62%	0
2008	12.143058	10.466366	-13.81%	2,312
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	1.938107	1.977545	2.03%	0
2016	1.796700	1.938107	7.87%	0
2015	2.778108	1.796700	-35.33%	0
2014	4.309186	2.778108	-35.53%	0
2013	4.556988	4.309186	-5.44%	0
2012	4.731152	4.556988	-3.68%	0
2011	5.186917	4.731152	-8.79%	6,318
2010	4.914336	5.186917	5.55%	6,318
2009	4.508804	4.914336	8.99%	10,141
2008	9.053712	4.508804	-50.20%	2,695
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	27.361080	29.815571	8.97%	98
2016	26.564332	27.361080	3.00%	6,634
2015	25.596877	26.564332	3.78%	616
2014	23.262117	25.596877	10.04%	1,003
2013	18.564664	23.262117	25.30%	1,077
2012	17.426171	18.564664	6.53%	3,075
2011	15.677695	17.426171	11.15%	1,258
2010	13.681970	15.677695	14.59%	1,206
2009	11.756415	13.681970	16.38%	1,359
2008	15.707400	11.756415	-25.15%	1,635
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	21.817148	33.791628	54.89%	0
2016	17.081334	21.817148	27.73%	0
2015	18.253359	17.081334	-6.42%	0
2014	15.995361	18.253359	14.12%	0
2013	10.062457	15.995361	58.96%	0
2012	8.792396	10.062457	14.44%	567
2011	8.249233	8.792396	6.58%	0
2010	6.777021	8.249233	21.72%	0
2009	5.068028	6.777021	33.72%	0
2008	13.550563	5.068028	-62.60%	71

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	14.370220	18.401980	28.06%	0
2016	11.828545	14.370220	21.49%	0
2015	11.857588	11.828545	-0.24%	0
2014	9.808380	11.857588	20.89%	0
2013	7.433491	9.808380	31.95%	0
2012	7.529825	7.433491	-1.28%	0
2011	9.228408	7.529825	-18.41%	0
2010	8.621708	9.228408	7.04%	0
2009	5.135138	8.621708	67.90%	2,365
2008	10.536153	5.135138	-51.26%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2017	18.306640	16.766148	-8.41%	0
2016	14.262643	18.306640	28.35%	509
2015	20.922997	14.262643	-31.83%	509
2014	26.317736	20.922997	-20.50%	509
2013	21.817117	26.317736	20.63%	555
2012	21.808046	21.817117	0.04%	703
2011	23.706966	21.808046	-8.01%	1,350
2010	20.381320	23.706966	16.32%	3,873
2009	15.062289	20.381320	35.31%	706
2008	28.569860	15.062289	-47.28%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	12.668845	10.070378	-20.51%	0
2016	10.528787	12.668845	20.33%	0
2015	15.779069	10.528787	-33.27%	0
2014	22.857594	15.779069	-30.97%	568
2013	18.884307	22.857594	21.04%	620
2012	19.252328	18.884307	-1.91%	662
2011	21.723678	19.252328	-11.38%	752
2010	17.639938	21.723678	23.15%	752
2009	11.116426	17.639938	58.68%	1,106
2008	26.838915	11.116426	-58.58%	29
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	9.283417	11.664936	25.65%	0
2016	10.062756	9.283417	-7.74%	0
2015	11.097270	10.062756	-9.32%	0
2014	12.980036	11.097270	-14.51%	0
2013	10.723361	12.980036	21.04%	0
2012	9.022172	10.723361	18.86%	0
2011	10.881503	9.022172	-17.09%	0
2010	12.482627	10.881503	-12.83%	0
2009	9.418735	12.482627	32.53%	5,782
2008	21.358591	9.418735	-55.90%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	11.882682	13.418398	12.92%	0
2016	10.499865	11.882682	13.17%	0
2015	11.193281	10.499865	-6.19%	0
2014	10.176587	11.193281	9.99%	0
2013	8.165921	10.176587	24.62%	0
2012	6.813116	8.165921	19.86%	908
2011	8.196558	6.813116	-16.88%	0
2010	7.335678	8.196558	11.74%	0
2009	6.273724	7.335678	16.93%	2,624
2008	12.360602	6.273724	-49.24%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	14.522190	15.555509	7.12%	0
2016	14.913653	14.522190	-2.62%	0
2015	16.084445	14.913653	-7.28%	0
2014	12.225649	16.084445	31.56%	0
2013	15.307491	12.225649	-20.13%	0
2012	15.211665	15.307491	0.63%	0
2011	11.003928	15.211665	38.24%	0
2010	10.229518	11.003928	7.57%	0
2009	15.294528	10.229518	-33.12%	759
2008	10.809315	15.294528	41.49%	5,158
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	22.710065	27.261731	20.04%	0
2016	25.739154	22.710065	-11.77%	325
2015	25.203454	25.739154	2.13%	325
2014	20.700317	25.203454	21.75%	0
2013	14.940152	20.700317	38.55%	0
2012	13.052283	14.940152	14.46%	311
2011	12.760708	13.052283	2.28%	0
2010	12.232952	12.760708	4.31%	5,207
2009	10.045012	12.232952	21.78%	1,366
2008	13.683231	10.045012	-26.59%	2,354
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.536692	11.001899	4.42%	0
2016	9.661537	10.536692	9.06%	0
2015	9.959674	9.661537	-2.99%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2017	27.614889	36.145066	30.89%	0
2016	27.061678	27.614889	2.04%	97
2015	25.562063	27.061678	5.87%	142
2014	25.661820	25.562063	-0.39%	147
2013	17.367958	25.661820	47.75%	153
2012	14.898463	17.367958	16.58%	158
2011	17.312837	14.898463	-13.95%	164
2010	14.672223	17.312837	18.00%	328
2009	9.054624	14.672223	62.04%	9,223
2008	16.813561	9.054624	-46.15%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.475536	0.283630	-40.36%	826
2016	0.691798	0.475536	-31.26%	826
2015	0.769942	0.691798	-10.15%	826
2014	1.007335	0.769942	-23.57%	826
2013	1.837530	1.007335	-45.18%	826
2012	2.425642	1.837530	-24.25%	826
2011	3.404328	2.425642	-28.75%	826
2010	4.998783	3.404328	-31.90%	9,382
2009	9.244331	4.998783	-45.93%	0
2008	5.882762	9.244331	57.14%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.642225	2.352181	-10.98%	0
2016	2.786193	2.642225	-5.17%	4,240
2015	2.886921	2.786193	-3.49%	0
2014	3.935280	2.886921	-26.64%	0
2013	3.494580	3.935280	12.61%	13,475
2012	3.813310	3.494580	-8.36%	0
2011	5.610829	3.813310	-32.04%	0
2010	6.586649	5.610829	-14.82%	0
2009	5.645774	6.586649	16.67%	0
2008	8.280397	5.645774	-31.82%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.430037	1.207961	-15.53%	0
2016	1.809893	1.430037	-20.99%	0
2015	1.873582	1.809893	-3.40%	0
2014	2.168338	1.873582	-13.59%	0
2013	3.064259	2.168338	-29.24%	0
2012	3.842038	3.064259	-20.24%	0
2011	4.243495	3.842038	-9.46%	0
2010	5.813826	4.243495	-27.01%	7,585
2009	9.194440	5.813826	-36.77%	0
2008	7.000958	9.194440	31.33%	2,587
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	1.009017	0.742767	-26.39%	0
2016	1.140876	1.009017	-11.56%	0
2015	1.340264	1.140876	-14.88%	0
2014	1.685926	1.340264	-20.50%	0
2013	2.432270	1.685926	-30.69%	0
2012	3.060330	2.432270	-20.52%	0
2011	3.483179	3.060330	-12.14%	0
2010	4.528349	3.483179	-23.08%	0
2009	7.735264	4.528349	-41.46%	0
2008	5.348540	7.735264	44.62%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.322092	1.117526	-15.47%	261
2016	1.697399	1.322092	-22.11%	261
2015	1.735609	1.697399	-2.20%	261
2014	1.948909	1.735609	-10.94%	261
2013	2.884701	1.948909	-32.44%	261
2012	3.607819	2.884701	-20.04%	261
2011	3.996845	3.607819	-9.73%	13,372
2010	5.652651	3.996845	-29.29%	0
2009	8.617249	5.652651	-34.40%	0
2008	7.073327	8.617249	21.83%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	1.692679	1.366890	-19.25%	0
2016	1.968823	1.692679	-14.03%	0
2015	2.108676	1.968823	-6.63%	0
2014	2.523017	2.108676	-16.42%	0
2013	3.514342	2.523017	-28.21%	0
2012	4.333110	3.514342	-18.90%	0
2011	4.875821	4.333110	-11.13%	0
2010	6.009944	4.875821	-18.87%	6,560
2009	8.490698	6.009944	-29.22%	0
2008	6.240987	8.490698	36.05%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	17.295293	25.399133	46.86%	0
2016	16.259937	17.295293	6.37%	0
2015	14.860063	16.259937	9.42%	0
2014	17.980847	14.860063	-17.36%	0
2013	11.797419	17.980847	52.41%	0
2012	10.054446	11.797419	17.34%	0
2011	14.483557	10.054446	-30.58%	0
2010	12.809552	14.483557	13.07%	0
2009	10.601400	12.809552	20.83%	39
2008	16.189872	10.601400	-34.52%	42
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	24.951781	29.282622	17.36%	109
2016	23.308228	24.951781	7.05%	1,076
2015	23.784746	23.308228	-2.00%	1,164
2014	22.649089	23.784746	5.01%	1,218
2013	16.278211	22.649089	39.14%	1,306
2012	13.734081	16.278211	18.52%	1,677
2011	13.720391	13.734081	0.10%	1,524
2010	10.773777	13.720391	27.35%	1,465
2009	8.065436	10.773777	33.58%	1,757
2008	16.217651	8.065436	-50.27%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	36.864186	44.103589	19.64%	875
2016	29.102523	36.864186	26.67%	0
2015	31.522208	29.102523	-7.68%	0
2014	28.824243	31.522208	9.36%	0
2013	19.637512	28.824243	46.78%	0
2012	16.167424	19.637512	21.46%	0
2011	17.907020	16.167424	-9.71%	286
2010	13.324412	17.907020	34.39%	899
2009	8.949247	13.324412	48.89%	0
2008	20.283116	8.949247	-55.88%	42
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	55.335392	91.638919	65.61%	0
2016	51.674842	55.335392	7.08%	0
2015	46.142037	51.674842	11.99%	0
2014	34.579893	46.142037	33.44%	0
2013	19.639087	34.579893	76.08%	0
2012	14.987721	19.639087	31.03%	0
2011	15.444228	14.987721	-2.96%	0
2010	11.546501	15.444228	33.76%	0
2009	5.425995	11.546501	112.80%	99
2008	20.271082	5.425995	-73.23%	126
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	28.311102	36.270857	28.12%	0
2016	27.340376	28.311102	3.55%	0
2015	25.853352	27.340376	5.75%	0
2014	22.530974	25.853352	14.75%	0
2013	17.130494	22.530974	31.53%	0
2012	15.016278	17.130494	14.08%	0
2011	15.042716	15.016278	-0.18%	0
2010	12.994502	15.042716	15.76%	348
2009	8.750132	12.994502	48.51%	789
2008	15.419510	8.750132	-43.25%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2017	24.161831	31.110829	28.76%	0
2016	21.369232	24.161831	13.07%	1,093
2015	22.030585	21.369232	-3.00%	0
2014	19.014815	22.030585	15.86%	0
2013	13.062611	19.014815	45.57%	14,377
2012	10.937616	13.062611	19.43%	736
2011	11.326832	10.937616	-3.44%	435
2010	9.663740	11.326832	17.21%	818
2009	7.299474	9.663740	32.39%	393
2008	16.412768	7.299474	-55.53%	152

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	8.001844	8.372145	4.63%	129
2016	4.947828	8.001844	61.72%	117
2015	7.273665	4.947828	-31.98%	158
2014	9.007758	7.273665	-19.25%	182
2013	17.106934	9.007758	-47.34%	188
2012	18.258899	17.106934	-6.31%	757
2011	24.640763	18.258899	-25.90%	8,067
2010	18.265400	24.640763	34.90%	3,688
2009	12.527376	18.265400	45.80%	5,342
2008	20.872517	12.527376	-39.98%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	19.195542	20.003415	4.21%	143
2016	17.835400	19.195542	7.63%	1,067
2015	18.728087	17.835400	-4.77%	1,158
2014	15.840841	18.728087	18.23%	1,214
2013	15.598544	15.840841	1.55%	2,511
2012	13.491580	15.598544	15.62%	4,258
2011	13.502715	13.491580	-0.08%	4,551
2010	11.068083	13.502715	22.00%	4,846
2009	9.043862	11.068083	22.38%	3,998
2008	15.863301	9.043862	-42.99%	1,413
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	22.184438	24.454817	10.23%	0
2016	22.637203	22.184438	-2.00%	0
2015	23.481851	22.637203	-3.60%	0
2014	22.119993	23.481851	6.16%	0
2013	16.672151	22.119993	32.68%	0
2012	14.614455	16.672151	14.08%	0
2011	14.205092	14.614455	2.88%	143
2010	11.618461	14.205092	22.26%	0
2009	8.245348	11.618461	40.91%	1,432
2008	12.586892	8.245348	-34.49%	2,183
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	30.091667	35.286186	17.26%	0
2016	23.615335	30.091667	27.42%	0
2015	26.584375	23.615335	-11.17%	0
2014	26.091549	26.584375	1.89%	0
2013	16.842081	26.091549	54.92%	0
2012	14.118776	16.842081	19.29%	288
2011	16.455928	14.118776	-14.20%	296
2010	12.218507	16.455928	34.68%	423
2009	9.381250	12.218507	30.24%	281
2008	19.745551	9.381250	-52.49%	40

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	27.470617	38.514334	40.20%	0
2016	23.350928	27.470617	17.64%	0
2015	24.303984	23.350928	-3.92%	0
2014	19.955994	24.303984	21.79%	969
2013	12.106598	19.955994	64.84%	0
2012	9.577518	12.106598	26.41%	0
2011	10.205608	9.577518	-6.15%	0
2010	8.325301	10.205608	22.59%	0
2009	5.821577	8.325301	43.01%	0
2008	18.614007	5.821577	-68.72%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	17.875307	21.726219	21.54%	142
2016	17.835331	17.875307	0.22%	317
2015	18.060100	17.835331	-1.24%	31,325
2014	16.443022	18.060100	9.83%	53,638
2013	11.909181	16.443022	38.07%	514
2012	10.758254	11.909181	10.70%	20,555
2011	11.132160	10.758254	-3.36%	46,228
2010	9.112855	11.132160	22.16%	956
2009	6.334901	9.112855	43.85%	13,514
2008	10.775961	6.334901	-41.21%	313
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	18.430104	20.864049	13.21%	151
2016	16.067369	18.430104	14.71%	584
2015	18.147954	16.067369	-11.46%	588
2014	16.742921	18.147954	8.39%	147
2013	11.797045	16.742921	41.92%	151
2012	9.879350	11.797045	19.41%	13,086
2011	10.442401	9.879350	-5.39%	158
2010	8.883214	10.442401	17.55%	50
2009	6.011286	8.883214	47.78%	13,514
2008	11.984195	6.011286	-49.84%	440
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	21.179287	24.576224	16.04%	110
2016	21.106779	21.179287	0.34%	253
2015	21.322315	21.106779	-1.01%	47,784
2014	22.168620	21.322315	-3.82%	396
2013	16.926608	22.168620	30.97%	40,625
2012	14.929289	16.926608	13.38%	8,833
2011	15.381233	14.929289	-2.94%	21,722
2010	11.874352	15.381233	29.53%	390
2009	7.750336	11.874352	53.21%	19,497
2008	12.423959	7.750336	-37.62%	220

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	19.467832	21.522317	10.55%	139
2016	15.459001	19.467832	25.93%	10,464
2015	17.953197	15.459001	-13.89%	82
2014	17.218210	17.953197	4.27%	129
2013	12.976988	17.218210	32.68%	132
2012	11.354339	12.976988	14.29%	11,553
2011	12.516202	11.354339	-9.28%	139
2010	10.663923	12.516202	17.37%	43
2009	7.030461	10.663923	51.68%	12,584
2008	12.766540	7.030461	-44.93%	156
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	20.812311	23.605464	13.42%	0
2016	17.946416	20.812311	15.97%	0
2015	18.437738	17.946416	-2.66%	0
2014	18.871948	18.437738	-2.30%	48,875
2013	13.669556	18.871948	38.06%	48,474
2012	12.650159	13.669556	8.06%	0
2011	12.507658	12.650159	1.14%	0
2010	10.208799	12.507658	22.52%	0
2009	7.799604	10.208799	30.89%	0
2008	12.155146	7.799604	-35.83%	513
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	17.824429	17.367232	-2.57%	0
2016	13.847601	17.824429	28.72%	0
2015	16.394039	13.847601	-15.53%	0
2014	16.562628	16.394039	-1.02%	0
2013	11.868988	16.562628	39.55%	0
2012	10.092230	11.868988	17.61%	12,921
2011	11.406648	10.092230	-11.52%	0
2010	9.332516	11.406648	22.22%	0
2009	5.886733	9.332516	58.53%	0
2008	10.664687	5.886733	-44.80%	635
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	6.965361	5.604421	-19.54%	255
2016	6.662386	6.965361	4.55%	1,803
2015	6.015978	6.662386	10.74%	132
2014	5.008928	6.015978	20.11%	16,133
2013	5.283731	5.008928	-5.20%	13,404
2012	5.770955	5.283731	-8.44%	193
2011	6.169296	5.770955	-6.46%	199
2010	6.612498	6.169296	-6.70%	5,152
2009	8.041882	6.612498	-17.77%	0
2008	7.797455	8.041882	3.13%	4,079

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2017	19.584050	25.379008	29.59%	0
2016	18.045610	19.584050	8.53%	0
2015	18.267114	18.045610	-1.21%	0
2014	16.958024	18.267114	7.72%	0
2013	12.819668	16.958024	32.28%	0
2012	11.717915	12.819668	9.40%	0
2011	13.208411	11.717915	-11.28%	170
2010	12.066988	13.208411	9.46%	5,321
2009	7.937486	12.066988	52.03%	1,618
2008	14.883719	7.937486	-46.67%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	12.723054	13.158845	3.43%	0
2016	11.091374	12.723054	14.71%	0
2015	12.171463	11.091374	-8.87%	0
2014	12.140504	12.171463	0.26%	0
2013	10.578774	12.140504	14.76%	0
2012	10.326592	10.578774	2.44%	0
2011	12.347656	10.326592	-16.37%	0
2010	11.036593	12.347656	11.88%	0
2009	8.778448	11.036593	25.72%	0
2008	16.438240	8.778448	-46.60%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	23.672668	28.222947	19.22%	116
2016	20.990230	23.672668	12.78%	1,044
2015	25.007256	20.990230	-16.06%	1,128
2014	20.843351	25.007256	19.98%	1,179
2013	14.162018	20.843351	47.18%	1,265
2012	12.328336	14.162018	14.87%	1,336
2011	14.196660	12.328336	-13.16%	1,475
2010	11.705632	14.196660	21.28%	6,340
2009	10.206846	11.705632	14.68%	0
2008	13.978292	10.206846	-26.98%	1,957
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	21.744919	23.586789	8.47%	0
2016	19.129713	21.744919	13.67%	7,932
2015	21.136120	19.129713	-9.49%	200
2014	17.603477	21.136120	20.07%	208
2013	15.857059	17.603477	11.01%	216
2012	16.051914	15.857059	-1.21%	223
2011	14.127691	16.051914	13.62%	231
2010	13.529028	14.127691	4.43%	248
2009	12.168621	13.529028	11.18%	0
2008	17.686030	12.168621	-31.20%	1,913

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.109547	5.956574	16.58%	0
2016	5.728542	5.109547	-10.81%	0
2015	7.049845	5.728542	-18.74%	0
2014	9.241038	7.049845	-23.71%	0
2013	9.732598	9.241038	-5.05%	0
2012	9.885021	9.732598	-1.54%	0
2011	10.504223	9.885021	-5.89%	0
2010	11.390311	10.504223	-7.78%	0
2009	10.936102	11.390311	4.15%	0
2008	12.754433	10.936102	-14.26%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.636306	9.656692	0.21%	0
2016	9.627393	9.636306	0.09%	0
2015	9.944066	9.627393	-3.18%	0
2014	10.040187	9.944066	-0.96%	0
2013*	10.000000	10.040187	0.40%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.726888	7.27%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	6.014435	5.776714	-3.95%	0
2016	4.283335	6.014435	40.41%	0
2015	6.587812	4.283335	-34.98%	0
2014	8.335510	6.587812	-20.97%	0
2013	7.718665	8.335510	7.99%	0
2012	7.642076	7.718665	1.00%	0
2011*	10.000000	7.642076	-23.58%	1,189

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	11.962996	13.507851	12.91%	0
2016	11.728921	11.962996	2.00%	0
2015	11.857771	11.728921	-1.09%	0
2014	11.337102	11.857771	4.59%	0
2013	9.985022	11.337102	13.54%	0
2012	9.019464	9.985022	10.71%	0
2011*	10.000000	9.019464	-9.81%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.430075	9.131750	-3.16%	0
2016	6.858365	9.430075	37.50%	893
2015	11.314774	6.858365	-39.39%	0
2014	10.353854	11.314774	9.28%	0
2013*	10.000000	10.353854	3.54%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.405292	12.697811	22.03%	0
2016	9.868300	10.405292	5.44%	0
2015	10.240687	9.868300	-3.64%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.695146	9.815569	1.24%	1,277
2016	9.510556	9.695146	1.94%	3,291
2015	9.985938	9.510556	-4.76%	1,755
2014	9.899595	9.985938	0.87%	1,402
2013	11.077168	9.899595	-10.63%	605
2012	10.564135	11.077168	4.86%	51,976
2011*	10.000000	10.564135	5.64%	51,409
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.178053	11.975895	17.66%	82
2016	9.183922	10.178053	10.82%	3,590
2015*	10.000000	9.183922	-8.16%	2,983
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	10.954666	11.633797	6.20%	26,071
2016	9.310675	10.954666	17.66%	30,693
2015*	10.000000	9.310675	-6.89%	31,064
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.550544	10.506507	10.01%	0
2016	9.423090	9.550544	1.35%	0
2015	9.826033	9.423090	-4.10%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	11.018260	13.517343	22.68%	822
2016	11.077985	11.018260	-0.54%	900
2015	11.346860	11.077985	-2.37%	939
2014	11.405224	11.346860	-0.51%	934
2013*	10.000000	11.405224	14.05%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.059005	12.580858	13.76%	0
2016*	10.000000	11.059005	10.59%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	11.612236	12.894687	11.04%	1,212
2016	11.455029	11.612236	1.37%	1,224
2015	11.849366	11.455029	-3.33%	1,230
2014	11.904517	11.849366	-0.46%	1,252
2013	10.654942	11.904517	11.73%	1,058
2012	9.922958	10.654942	7.38%	0
2011	10.545128	9.922958	-5.90%	0
2010*	10.000000	10.545128	5.45%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.644801	10.805508	12.03%	0
2016	9.303157	9.644801	3.67%	0
2015	9.922556	9.303157	-6.24%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.808504	9.885747	0.79%	0
2016*	10.000000	9.808504	-1.91%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.044148	0.44%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.135199	1.35%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.448187	5.401175	-0.86%	0
2016	4.980284	5.448187	9.40%	0
2015	6.809229	4.980284	-26.86%	0
2014	8.402623	6.809229	-18.96%	0
2013	9.589874	8.402623	-12.38%	0
2012	10.031410	9.589874	-4.40%	382
2011	11.760161	10.031410	-14.70%	561
2010*	10.000000	11.760161	17.60%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.579015	13.008454	12.35%	524
2016	10.292236	11.579015	12.50%	524
2015	10.812008	10.292236	-4.81%	521
2014*	10.000000	10.812008	8.12%	495
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.120971	10.224020	1.02%	0
2016	9.512859	10.120971	6.39%	0
2015*	10.000000	9.512859	-4.87%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.261210	12.508720	11.08%	0
2016	11.213055	11.261210	0.43%	0
2015	11.489859	11.213055	-2.41%	0
2014	11.148902	11.489859	3.06%	0
2013	9.898751	11.148902	12.63%	0
2012	9.032376	9.898751	9.59%	0
2011*	10.000000	9.032376	-9.68%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.361763	11.749807	13.40%	0
2016*	10.000000	10.361763	3.62%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.589351	11.649427	10.01%	1,340
2016	9.212063	10.589351	14.95%	2,616
2015*	10.000000	9.212063	-7.88%	2,667
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.182860	12.735000	13.88%	0
2016*	10.000000	11.182860	11.83%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.012231	13.182002	31.66%	11,808
2016	10.196443	10.012231	-1.81%	7,262
2015*	10.000000	10.196443	1.96%	6,500
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.088579	10.533284	4.41%	0
2016	9.048544	10.088579	11.49%	0
2015*	10.000000	9.048544	-9.51%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.905076	10.059077	1.55%	0
2016*	10.000000	9.905076	-0.95%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.128042	1.28%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	9.968948	10.469910	5.03%	3,435
2016	9.450468	9.968948	5.49%	0
2015	9.868979	9.450468	-4.24%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.764348	15.051994	9.35%	0
2016	12.453234	13.764348	10.53%	0
2015	13.597885	12.453234	-8.42%	0
2014	13.539535	13.597885	0.43%	0
2013	11.202344	13.539535	20.86%	0
2012	9.947356	11.202344	12.62%	0
2011	10.345806	9.947356	-3.85%	0
2010*	10.000000	10.345806	3.46%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	10.817380	11.585777	7.10%	21,388
2016	9.714600	10.817380	11.35%	21,470
2015	10.703508	9.714600	-9.24%	21,535
2014	10.477473	10.703508	2.16%	33,721
2013*	10.000000	10.477473	4.77%	13,790
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.071023	12.801723	6.05%	0
2016	11.019054	12.071023	9.55%	0
2015	11.711783	11.019054	-5.91%	0
2014	11.345960	11.711783	3.22%	0
2013*	10.000000	11.345960	13.46%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.389799	9.346316	-0.46%	0
2016	9.340657	9.389799	0.53%	0
2015*	10.000000	9.340657	-6.59%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.750559	10.770599	10.46%	0
2016	9.569462	9.750559	1.89%	0
2015	10.405097	9.569462	-8.03%	0
2014	10.251050	10.405097	1.50%	0
2013*	10.000000	10.251050	2.51%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.532511	9.426000	-1.12%	9,938
2016	9.668392	9.532511	-1.41%	11,658
2015	9.957334	9.668392	-2.90%	11,787
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	5.824356	6.183262	6.16%	0
2016	6.997338	5.824356	-16.76%	0
2015	7.278387	6.997338	-3.86%	4,144
2014	6.649944	7.278387	9.45%	337
2013	6.638126	6.649944	0.18%	337
2012	7.656181	6.638126	-13.30%	337
2011	8.580285	7.656181	-10.77%	337
2010	9.108837	8.580285	-5.80%	337
2009	9.718130	9.108837	-6.27%	3,580
2008*	10.000000	9.718130	-2.82%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	15.140156	16.981497	12.16%	0
2016	15.402592	15.140156	-1.70%	383
2015	15.576962	15.402592	-1.12%	1,824
2014	15.518129	15.576962	0.38%	94
2013	13.529515	15.518129	14.70%	94
2012	13.267999	13.529515	1.97%	94
2011	14.540910	13.267999	-8.75%	94
2010	13.389767	14.540910	8.60%	94
2009	10.771876	13.389767	24.30%	3,200
2008	18.614401	10.771876	-42.13%	1,404
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	8.156855	8.258408	1.25%	0
2016	8.393202	8.156855	-2.82%	0
2015	8.439161	8.393202	-0.54%	441
2014	8.257486	8.439161	2.20%	441
2013	8.318683	8.257486	-0.74%	441
2012	8.333945	8.318683	-0.18%	441
2011	8.254892	8.333945	0.96%	441
2010	7.961324	8.254892	3.69%	441
2009	8.429799	7.961324	-5.56%	7,307
2008	10.621189	8.429799	-20.63%	3,660
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.519871	10.629046	1.04%	69
2016	9.922629	10.519871	6.02%	67
2015	10.087932	9.922629	-1.64%	69
2014	10.090439	10.087932	-0.02%	72
2013*	10.000000	10.090439	0.90%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.485935	11.247030	7.26%	0
2016	9.628735	10.485935	8.90%	0
2015	10.314392	9.628735	-6.65%	0
2014	9.992058	10.314392	3.23%	0
2013*	10.000000	9.992058	-0.08%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	10.522703	12.153926	15.50%	969
2016	11.059295	10.522703	-4.85%	1,395
2015	12.356915	11.059295	-10.50%	1,316
2014	13.357713	12.356915	-7.49%	1,293
2013	10.931687	13.357713	22.19%	1,383
2012	9.393946	10.931687	16.37%	411
2011	10.366629	9.393946	-9.38%	1,706
2010*	10.000000	10.366629	3.67%	671

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.379328	10.460146	24.83%	414
2016	7.104093	8.379328	17.95%	443
2015	9.100431	7.104093	-21.94%	488
2014	9.772696	9.100431	-6.88%	396
2013*	10.000000	9.772696	-2.27%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	9.883682	10.465448	5.89%	336
2016	8.773457	9.883682	12.65%	337
2015	9.566130	8.773457	-8.29%	363
2014	9.946511	9.566130	-3.82%	0
2013*	10.000000	9.946511	-0.53%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.904029	10.045620	1.43%	0
2016*	10.000000	9.904029	-0.96%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.854872	11.830638	8.99%	0
2016*	10.000000	10.854872	8.55%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	10.666535	11.519247	7.99%	0
2016	10.306051	10.666535	3.50%	0
2015	10.823683	10.306051	-4.78%	0
2014	10.632552	10.823683	1.80%	0
2013	10.031466	10.632552	5.99%	0
2012	9.402402	10.031466	6.69%	0
2011*	10.000000	9.402402	-5.98%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	10.998558	11.770387	7.02%	323
2016	10.184851	10.998558	7.99%	727
2015	10.554047	10.184851	-3.50%	739
2014	10.504440	10.554047	0.47%	426
2013	11.789661	10.504440	-10.90%	400
2012	10.242986	11.789661	15.10%	400
2011*	10.000000	10.242986	2.43%	450
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.946727	10.932171	9.91%	0
2016	8.859364	9.946727	12.27%	0
2015	10.535600	8.859364	-15.91%	0
2014*	10.000000	10.535600	5.36%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.288164	12.093765	7.14%	0
2016	11.208964	11.288164	0.71%	0
2015	11.643883	11.208964	-3.74%	0
2014	10.473339	11.643883	11.18%	0
2013	10.450160	10.473339	0.22%	0
2012	8.235926	10.450160	26.89%	0
2011*	10.000000	8.235926	-17.64%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.371552	11.745587	13.25%	0
2016	10.067376	10.371552	3.02%	0
2015	11.029946	10.067376	-8.73%	0
2014	11.074352	11.029946	-0.40%	0
2013	9.797389	11.074352	13.03%	0
2012	8.824990	9.797389	11.02%	0
2011*	10.000000	8.824990	-11.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.556778	15.330018	13.08%	0
2016	12.735897	13.556778	6.45%	958
2015	12.915299	12.735897	-1.39%	0
2014	12.597443	12.915299	2.52%	0
2013	10.463975	12.597443	20.39%	0
2012	9.260870	10.463975	12.99%	4,640
2011*	10.000000	9.260870	-7.39%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.019825	11.588843	15.66%	0
2016*	10.000000	10.019825	0.20%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.361519	10.802431	4.26%	0
2016	9.294401	10.361519	11.48%	0
2015	9.772933	9.294401	-4.90%	0
2014*	10.000000	9.772933	-2.27%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.932965	13.320441	21.84%	0
2016*	10.000000	10.932965	9.33%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.827206	9.896411	0.70%	6,704
2016	9.840473	9.827206	-0.13%	8,521
2015	10.063025	9.840473	-2.21%	1,727

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	14.487948	16.949757	16.99%	0
2016	13.690580	14.487948	5.82%	0
2015	14.270386	13.690580	-4.06%	0
2014	13.984949	14.270386	2.04%	0
2013	11.061059	13.984949	26.43%	0
2012	9.752496	11.061059	13.42%	0
2011	10.667185	9.752496	-8.57%	0
2010*	10.000000	10.667185	6.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.401768	13.570756	9.43%	1,125
2016	11.968334	12.401768	3.62%	1,159
2015	12.387619	11.968334	-3.38%	1,150
2014	12.163033	12.387619	1.85%	94
2013	10.863400	12.163033	11.96%	0
2012	10.017435	10.863400	8.44%	0
2011	10.397855	10.017435	-3.66%	0
2010*	10.000000	10.397855	3.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.449115	15.209919	13.09%	0
2016	12.832320	13.449115	4.81%	0
2015	13.318140	12.832320	-3.65%	0
2014	13.026731	13.318140	2.24%	0
2013	11.002555	13.026731	18.40%	0
2012	9.915231	11.002555	10.97%	0
2011	10.515920	9.915231	-5.71%	0
2010*	10.000000	10.515920	5.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.872248	11.292573	3.87%	0
2016	10.642244	10.872248	2.16%	0
2015	10.978950	10.642244	-3.07%	0
2014	10.880143	10.978950	0.91%	0
2013	10.618188	10.880143	2.47%	0
2012	10.115790	10.618188	4.97%	0
2011	10.214518	10.115790	-0.97%	0
2010*	10.000000	10.214518	2.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	9.876222	11.068969	12.08%	136
2016	9.580850	9.876222	3.08%	144
2015	10.251662	9.580850	-6.54%	141
2014	10.266347	10.251662	-0.14%	141
2013*	10.000000	10.266347	2.66%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.824987	11.301817	15.03%	0
2016	9.472310	9.824987	3.72%	0
2015	10.197618	9.472310	-7.11%	0
2014	10.338272	10.197618	-1.36%	0
2013*	10.000000	10.338272	3.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.936903	14.398620	11.30%	0
2016	12.410962	12.936903	4.24%	0
2015	12.846596	12.410962	-3.39%	0
2014	12.580800	12.846596	2.11%	0
2013	10.936311	12.580800	15.04%	0
2012	9.967172	10.936311	9.72%	0
2011	10.450303	9.967172	-4.62%	0
2010*	10.000000	10.450303	4.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.800152	15.911995	15.30%	0
2016	13.134252	13.800152	5.07%	0
2015	13.656284	13.134252	-3.82%	0
2014	13.374812	13.656284	2.10%	0
2013	11.021021	13.374812	21.36%	0
2012	9.850124	11.021021	11.89%	0
2011	10.581021	9.850124	-6.91%	0
2010*	10.000000	10.581021	5.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.941578	12.814592	7.31%	0
2016	11.536227	11.941578	3.51%	0
2015	11.941072	11.536227	-3.39%	0
2014	11.748832	11.941072	1.64%	0
2013	10.815962	11.748832	8.62%	0
2012	10.065869	10.815962	7.45%	0
2011	10.335517	10.065869	-2.61%	0
2010*	10.000000	10.335517	3.36%	447
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.234782	10.371424	1.34%	0
2016	10.142071	10.234782	0.91%	0
2015	10.440161	10.142071	-2.86%	0
2014	10.193775	10.440161	2.42%	5,600
2013	10.657462	10.193775	-4.35%	0
2012	10.189301	10.657462	4.59%	1,969
2011*	10.000000	10.189301	1.89%	246
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.111022	13.942568	15.12%	0
2016	11.133790	12.111022	8.78%	0
2015	11.773710	11.133790	-5.44%	0
2014	11.691283	11.773710	0.71%	0
2013*	10.000000	11.691283	16.91%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.582615	12.875805	11.16%	0
2016	10.904340	11.582615	6.22%	0
2015	11.367027	10.904340	-4.07%	0
2014	11.428162	11.367027	-0.53%	0
2013*	10.000000	11.428162	14.28%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.272317	11.431514	38.19%	1,066
2016	7.863956	8.272317	5.19%	0
2015	9.586866	7.863956	-17.97%	0
2014*	10.000000	9.586866	-4.13%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.684398	9.654559	-0.31%	875
2016	9.843800	9.684398	-1.62%	2,589
2015	10.091693	9.843800	-2.46%	2,475
2014*	10.000000	10.091693	0.92%	761
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.456265	8.275919	-2.13%	354
2016	8.659030	8.456265	-2.34%	10,786
2015	8.867410	8.659030	-2.35%	6,749
2014	9.080805	8.867410	-2.35%	27,641
2013	9.299336	9.080805	-2.35%	37,880
2012	9.523746	9.299336	-2.36%	9,296
2011	9.752297	9.523746	-2.34%	11,533
2010	9.986978	9.752297	-2.35%	10,026
2009*	10.000000	9.986978	-0.13%	3,436
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.261959	11.295894	21.96%	3,187
2016	9.397507	9.261959	-1.44%	0
2015	9.716946	9.397507	-3.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.621974	12.284836	15.65%	0
2016	9.936135	10.621974	6.90%	0
2015	10.277873	9.936135	-3.32%	0
2014*	10.000000	10.277873	2.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.303496	11.182050	8.53%	0
2016	9.925201	10.303496	3.81%	0
2015	10.181742	9.925201	-2.52%	0
2014*	10.000000	10.181742	1.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.483224	11.753648	12.12%	0
2016	9.963663	10.483224	5.21%	0
2015	10.258021	9.963663	-2.87%	0
2014*	10.000000	10.258021	2.58%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.055384	10.377768	3.21%	0
2016	9.875624	10.055384	1.82%	0
2015	10.086589	9.875624	-2.09%	0
2014*	10.000000	10.086589	0.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	9.998034	11.133724	11.36%	0
2016	9.685148	9.998034	3.23%	0
2015	10.250506	9.685148	-5.52%	0
2014	10.245592	10.250506	0.05%	0
2013*	10.000000	10.245592	2.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.033216	11.460198	14.22%	0
2016	9.606265	10.033216	4.44%	0
2015	10.242583	9.606265	-6.21%	0
2014	10.310346	10.242583	-0.66%	0
2013*	10.000000	10.310346	3.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.433149	11.505764	10.28%	6,208
2016	9.971266	10.433149	4.63%	9,547
2015	10.245536	9.971266	-2.68%	0
2014*	10.000000	10.245536	2.46%	345
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.525046	11.992762	13.94%	0
2016	9.934976	10.525046	5.94%	0
2015	10.248873	9.934976	-3.06%	0
2014*	10.000000	10.248873	2.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.255213	10.937412	6.65%	0
2016	9.934736	10.255213	3.23%	0
2015	10.176949	9.934736	-2.38%	0
2014*	10.000000	10.176949	1.77%	12,278
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.194641	12.650732	24.09%	0
2016*	10.000000	10.194641	1.95%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.305451	12.782679	13.07%	452
2016	9.624049	11.305451	17.47%	1,305
2015	10.111937	9.624049	-4.82%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.707375	10.080101	3.84%	1,969
2016	9.149203	9.707375	6.10%	0
2015	9.648278	9.149203	-5.17%	1,785
2014	9.511094	9.648278	1.44%	0
2013*	10.000000	9.511094	-4.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	11.601256	14.222612	22.60%	0
2016	12.180780	11.601256	-4.76%	0
2015	12.556172	12.180780	-2.99%	0
2014	13.034629	12.556172	-3.67%	0
2013	11.024538	13.034629	18.23%	0
2012	9.773555	11.024538	12.80%	0
2011	11.074113	9.773555	-11.74%	0
2010*	10.000000	11.074113	10.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.475497	10.142134	19.66%	0
2016	8.267092	8.475497	2.52%	0
2015	8.944258	8.267092	-7.57%	0
2014*	10.000000	8.944258	-10.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	16.235508	20.592608	26.84%	622
2016	16.300724	16.235508	-0.40%	682
2015	16.186443	16.300724	0.71%	712
2014	15.048762	16.186443	7.56%	709
2013	11.465129	15.048762	31.26%	0
2012	10.109903	11.465129	13.40%	0
2011	10.698526	10.109903	-5.50%	0
2010*	10.000000	10.698526	6.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	16.289106	18.192047	11.68%	276
2016	14.373651	16.289106	13.33%	337
2015	15.243469	14.373651	-5.71%	369
2014	14.159880	15.243469	7.65%	383
2013	10.738893	14.159880	31.86%	0
2012	9.352644	10.738893	14.82%	0
2011	10.198672	9.352644	-8.30%	0
2010*	10.000000	10.198672	1.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	16.095956	20.045142	24.54%	273
2016	15.541127	16.095956	3.57%	1,141
2015	15.970396	15.541127	-2.69%	366
2014	15.768248	15.970396	1.28%	1,290
2013	11.649935	15.768248	35.35%	0
2012	10.406914	11.649935	11.94%	3,942
2011	11.153320	10.406914	-6.69%	0
2010*	10.000000	11.153320	11.53%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.135294	21.273030	11.17%	254
2016	16.662804	19.135294	14.84%	310
2015	17.570898	16.662804	-5.17%	339
2014	15.376594	17.570898	14.27%	1,176
2013	11.605768	15.376594	32.49%	0
2012	10.215861	11.605768	13.61%	0
2011	10.709847	10.215861	-4.61%	0
2010*	10.000000	10.709847	7.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.406145	13.915353	22.00%	399
2016	10.784250	11.406145	5.77%	487
2015	10.960931	10.784250	-1.61%	533
2014*	10.000000	10.960931	9.61%	554
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	12.040212	12.823752	6.51%	199
2016	9.790216	12.040212	22.98%	243
2015	10.668383	9.790216	-8.23%	267
2014*	10.000000	10.668383	6.68%	1,634
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	11.925807	13.217186	10.83%	0
2016	9.941955	11.925807	19.95%	0
2015	10.350509	9.941955	-3.95%	0
2014*	10.000000	10.350509	3.51%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.592645	13.644548	17.70%	0
2016	10.657068	11.592645	8.78%	0
2015	10.812409	10.657068	-1.44%	0
2014*	10.000000	10.812409	8.12%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.206017	11.615742	3.66%	0
2016	10.706433	11.206017	4.67%	0
2015	11.621974	10.706433	-7.88%	0
2014	9.254190	11.621974	25.59%	0
2013*	10.000000	9.254190	-7.46%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	10.878527	12.910938	18.68%	18,041
2016	9.975868	10.878527	9.05%	18,533
2015	10.098494	9.975868	-1.21%	5,590

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.336949	9.262120	-0.80%	0
2016	9.328591	9.336949	0.09%	0
2015	9.585797	9.328591	-2.68%	0
2014	9.768238	9.585797	-1.87%	6,105
2013	9.992796	9.768238	-2.25%	0
2012	9.885574	9.992796	1.08%	0
2011*	10.000000	9.885574	-1.14%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.180336	12.466706	11.51%	464
2016	9.471763	11.180336	18.04%	0
2015	10.197589	9.471763	-7.12%	675
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.019450	9.396606	4.18%	0
2016	9.295845	9.019450	-2.97%	0
2015	10.026984	9.295845	-7.29%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.506094	10.244166	7.76%	0
2016	8.912877	9.506094	6.66%	0
2015	9.851711	8.912877	-9.53%	0
2014	10.118777	9.851711	-2.64%	0
2013*	10.000000	10.118777	1.19%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	9.927558	9.972990	0.46%	2,105
2016	8.980951	9.927558	10.54%	142
2015	9.502075	8.980951	-5.48%	149
2014	9.596201	9.502075	-0.98%	153
2013*	10.000000	9.596201	-4.04%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	9.723449	9.696442	-0.28%	196
2016	9.539787	9.723449	1.93%	185
2015	10.020733	9.539787	-4.80%	181
2014	10.373526	10.020733	-3.40%	14
2013	10.155751	10.373526	2.14%	0
2012*	10.000000	10.155751	1.56%	8,094
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.163290	14.861368	33.13%	365
2016	11.449194	11.163290	-2.50%	0
2015	11.309431	11.449194	1.24%	0
2014	11.348297	11.309431	-0.34%	1,284
2013*	10.000000	11.348297	13.48%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.951718	11.018745	10.72%	918
2016	9.025719	9.951718	10.26%	1,118
2015	10.178174	9.025719	-11.32%	1,160
2014	10.375942	10.178174	-1.91%	1,086
2013	10.614052	10.375942	-2.24%	217
2012	9.468111	10.614052	12.10%	1,387
2011*	10.000000	9.468111	-5.32%	1,654
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.077266	6.056314	-0.34%	1,014
2016	5.417422	6.077266	12.18%	908
2015	7.463263	5.417422	-27.41%	888
2014	9.391794	7.463263	-20.53%	435
2013	11.277381	9.391794	-16.72%	0
2012	10.986474	11.277381	2.65%	1,349
2011	12.168248	10.986474	-9.71%	1,635
2010*	10.000000	12.168248	21.68%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	11.894186	12.751440	7.21%	0
2016	10.758148	11.894186	10.56%	0
2015	11.283936	10.758148	-4.66%	0
2014	11.395427	11.283936	-0.98%	529
2013	12.553637	11.395427	-9.23%	0
2012	10.916944	12.553637	14.99%	454
2011	10.525260	10.916944	3.72%	0
2010*	10.000000	10.525260	5.25%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.026554	0.27%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.575824	10.355245	8.14%	0
2016	9.528971	9.575824	0.49%	0
2015	10.512612	9.528971	-9.36%	0
2014	10.733309	10.512612	-2.06%	0
2013	11.764156	10.733309	-8.76%	0
2012	11.448981	11.764156	2.75%	2,048
2011	10.813641	11.448981	5.88%	2,035
2010*	10.000000	10.813641	8.14%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.018219	10.617082	5.98%	1,355
2016	9.869545	10.018219	1.51%	1,275
2015	10.542878	9.869545	-6.39%	1,272
2014	10.568469	10.542878	-0.24%	764
2013	11.836776	10.568469	-10.71%	0
2012	11.343905	11.836776	4.34%	0
2011	10.810172	11.343905	4.94%	0
2010*	10.000000	10.810172	8.10%	3,350

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	12.937772	13.457695	4.02%	1,427
2016	11.791537	12.937772	9.72%	1,427
2015	12.292781	11.791537	-4.08%	23
2014	12.194404	12.292781	0.81%	23
2013	11.822305	12.194404	3.15%	0
2012	10.602559	11.822305	11.50%	0
2011	10.516917	10.602559	0.81%	449
2010*	10.000000	10.516917	5.17%	219
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.306111	3.06%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.344890	9.240159	-1.12%	66,368
2016	9.445895	9.344890	-1.07%	75,246
2015	9.653065	9.445895	-2.15%	74,267
2014	9.811954	9.653065	-1.62%	74,752
2013	10.071477	9.811954	-2.58%	84,661
2012	9.753646	10.071477	3.26%	53,373
2011*	10.000000	9.753646	-2.46%	55,715
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.142135	10.381539	2.36%	644
2016	10.123980	10.142135	0.18%	666
2015	10.332938	10.123980	-2.02%	691
2014	10.158260	10.332938	1.72%	691
2013	10.620779	10.158260	-4.35%	0
2012	9.933340	10.620779	6.92%	1,153
2011*	10.000000	9.933340	-0.67%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.770100	10.009192	2.45%	0
2016	9.561580	9.770100	2.18%	0
2015	9.969946	9.561580	-4.10%	0
2014	9.917956	9.969946	0.52%	0
2013*	10.000000	9.917956	-0.82%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	12.827467	13.406088	4.51%	0
2016	11.544339	12.827467	11.11%	0
2015	12.345057	11.544339	-6.49%	0
2014	12.679702	12.345057	-2.64%	0
2013	11.613775	12.679702	9.18%	0
2012	10.280450	11.613775	12.97%	0
2011	10.745398	10.280450	-4.33%	206
2010*	10.000000	10.745398	7.45%	3,644

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	13.511277	13.827236	2.34%	0
2016	12.693088	13.511277	6.45%	0
2015	12.978563	12.693088	-2.20%	1,327
2014	12.987119	12.978563	-0.07%	0
2013	12.088529	12.987119	7.43%	3,681
2012	10.847849	12.088529	11.44%	1,142
2011	10.811515	10.847849	0.34%	0
2010*	10.000000	10.811515	8.12%	1,118
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.329640	10.809031	29.77%	0
2016	8.475294	8.329640	-1.72%	0
2015	9.577751	8.475294	-11.51%	499
2014	9.964622	9.577751	-3.88%	0
2013	8.875539	9.964622	12.27%	0
2012	7.871397	8.875539	12.76%	0
2011	11.041450	7.871397	-28.71%	0
2010*	10.000000	11.041450	10.41%	0
ProFunds - ProFund VP Banks - Q/NQ
2017	15.859598	18.263269	15.16%	700
2016	13.178924	15.859598	20.34%	649
2015	13.554818	13.178924	-2.77%	0
2014	12.576013	13.554818	7.78%	477
2013	9.650018	12.576013	30.32%	0
2012	7.408079	9.650018	30.26%	0
2011*	10.000000	7.408079	-25.92%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	9.068484	10.889145	20.08%	0
2016	7.836996	9.068484	15.71%	0
2015	9.323830	7.836996	-15.95%	0
2014	9.389950	9.323830	-0.70%	0
2013	8.119316	9.389950	15.65%	0
2012	7.664759	8.119316	5.93%	0
2011*	10.000000	7.664759	-23.35%	0
ProFunds - ProFund VP Bear - Q/NQ
2017	3.057212	2.449144	-19.89%	0
2016	3.600615	3.057212	-15.09%	0
2015	3.878220	3.600615	-7.16%	0
2014	4.631490	3.878220	-16.26%	1,178
2013	6.457584	4.631490	-28.28%	1,178
2012	7.929441	6.457584	-18.56%	148
2011	8.911602	7.929441	-11.02%	236
2010*	10.000000	8.911602	-10.88%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	22.134248	26.488314	19.67%	0
2016	26.816321	22.134248	-17.46%	0
2015	26.584334	26.816321	0.87%	0
2014	20.985431	26.584334	26.68%	141
2013	12.759912	20.985431	64.46%	0
2012	9.287045	12.759912	37.39%	0
2011*	10.000000	9.287045	-7.13%	0
ProFunds - ProFund VP Bull - Q/NQ
2017	16.055744	18.712369	16.55%	0
2016	14.992677	16.055744	7.09%	0
2015	15.424164	14.992677	-2.80%	18,903
2014	14.170235	15.424164	8.85%	20,902
2013	11.183360	14.170235	26.71%	8,280
2012	10.056375	11.183360	11.21%	11,575
2011	10.297806	10.056375	-2.34%	3,637
2010*	10.000000	10.297806	2.98%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	14.756106	16.579817	12.36%	0
2016	14.593151	14.756106	1.12%	0
2015	14.347027	14.593151	1.72%	361
2014	13.329067	14.347027	7.64%	1,340
2013	10.626319	13.329067	25.43%	0
2012	9.816594	10.626319	8.25%	0
2011*	10.000000	9.816594	-1.83%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	17.798047	20.573511	15.59%	0
2016	17.493025	17.798047	1.74%	0
2015	17.111563	17.493025	2.23%	295
2014	15.581725	17.111563	9.82%	1,157
2013	11.408161	15.581725	36.58%	0
2012	9.568597	11.408161	19.23%	0
2011*	10.000000	9.568597	-4.31%	290
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	6.726489	8.753702	30.14%	578
2016	6.204768	6.726489	8.41%	0
2015	7.689350	6.204768	-19.31%	1,307
2014	8.153357	7.689350	-5.69%	819
2013	8.922728	8.153357	-8.62%	0
2012	8.574630	8.922728	4.06%	0
2011	10.935449	8.574630	-21.59%	0
2010*	10.000000	10.935449	9.35%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	10.348212	12.097772	16.91%	0
2016	9.829008	10.348212	5.28%	0
2015	11.294262	9.829008	-12.97%	900
2014	12.660982	11.294262	-10.79%	0
2013	10.659360	12.660982	18.78%	1,800
2012	9.362610	10.659360	13.85%	265
2011	10.522592	9.362610	-11.02%	0
2010*	10.000000	10.522592	5.23%	0
ProFunds - ProFund VP Financials - Q/NQ
2017	15.416187	17.793415	15.42%	0
2016	13.689022	15.416187	12.62%	1,443
2015	14.231165	13.689022	-3.81%	2,617
2014	12.906460	14.231165	10.26%	0
2013	10.006924	12.906460	28.98%	0
2012	8.216268	10.006924	21.79%	0
2011*	10.000000	8.216268	-17.84%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	17.314133	20.445306	18.08%	0
2016	18.478674	17.314133	-6.30%	0
2015	18.018272	18.478674	2.56%	996
2014	14.916649	18.018272	20.79%	0
2013	10.929908	14.916649	36.48%	0
2012	9.534055	10.929908	14.64%	0
2011*	10.000000	9.534055	-4.66%	0
ProFunds - ProFund VP Industrials - Q/NQ
2017	14.765572	17.649359	19.53%	1,419
2016	12.862924	14.765572	14.79%	686
2015	13.639015	12.862924	-5.69%	1,089
2014	13.229417	13.639015	3.10%	0
2013	9.803734	13.229417	34.94%	840
2012	8.670282	9.803734	13.07%	283
2011*	10.000000	8.670282	-13.30%	361
ProFunds - ProFund VP International - Q/NQ
2017	9.747259	11.593697	18.94%	0
2016	10.074425	9.747259	-3.25%	0
2015	10.693640	10.074425	-5.79%	0
2014	11.917332	10.693640	-10.27%	0
2013	10.213193	11.917332	16.69%	0
2012	9.021992	10.213193	13.20%	239
2011	10.785430	9.021992	-16.35%	0
2010*	10.000000	10.785430	7.85%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2017	17.401258	23.120052	32.86%	0
2016	16.885215	17.401258	3.06%	0
2015	14.367327	16.885215	17.53%	542
2014	14.549930	14.367327	-1.26%	0
2013	9.821244	14.549930	48.15%	0
2012	8.398264	9.821244	16.94%	0
2011*	10.000000	8.398264	-16.02%	0
ProFunds - ProFund VP Japan - Q/NQ
2017	12.511772	14.473167	15.68%	0
2016	12.759341	12.511772	-1.94%	0
2015	12.349040	12.759341	3.32%	510
2014	12.251003	12.349040	0.80%	0
2013	8.463278	12.251003	44.75%	0
2012	7.049561	8.463278	20.05%	0
2011	8.861975	7.049561	-20.45%	0
2010*	10.000000	8.861975	-11.38%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	19.440772	24.751547	27.32%	1,083
2016	18.913241	19.440772	2.79%	1,083
2015	18.024699	18.913241	4.93%	5,266
2014	15.775592	18.024699	14.26%	10,780
2013	12.031360	15.775592	31.12%	13,479
2012	10.600802	12.031360	13.49%	2,644
2011	10.699632	10.600802	-0.92%	864
2010*	10.000000	10.699632	7.00%	691
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	10.552519	9.978094	-5.44%	5,142
2016	8.701408	10.552519	21.27%	11,545
2015	11.629061	8.701408	-25.18%	8,449
2014	13.361151	11.629061	-12.96%	0
2013	11.028021	13.361151	21.16%	0
2012	10.976061	11.028021	0.47%	1,562
2011	10.992742	10.976061	-0.15%	1,695
2010*	10.000000	10.992742	9.93%	677
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	16.193039	17.451421	7.77%	0
2016	17.224834	16.193039	-5.99%	0
2015	16.888973	17.224834	1.99%	101
2014	14.490054	16.888973	16.56%	1,103
2013	11.273204	14.490054	28.54%	0
2012	10.321522	11.273204	9.22%	0
2011*	10.000000	10.321522	3.22%	303

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.084327	3.171037	2.81%	23,217
2016	2.026937	3.084327	52.17%	27,341
2015	3.091430	2.026937	-34.43%	27,670
2014	4.158411	3.091430	-25.66%	0
2013	6.862703	4.158411	-39.41%	0
2012	8.224749	6.862703	-16.56%	0
2011*	10.000000	8.224749	-17.75%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2017	12.717735	13.419447	5.52%	0
2016	12.317738	12.717735	3.25%	0
2015	12.573409	12.317738	-2.03%	3,153
2014	10.299257	12.573409	22.08%	749
2013	10.537426	10.299257	-2.26%	0
2012	9.209948	10.537426	14.41%	0
2011*	10.000000	9.209948	-7.90%	243
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.342830	2.875819	-13.97%	0
2016	3.609379	3.342830	-7.38%	1,689
2015	3.755860	3.609379	-3.90%	0
2014	5.515153	3.755860	-31.90%	0
2013	4.848882	5.515153	13.74%	0
2012	5.335998	4.848882	-9.13%	2,018
2011	8.743056	5.335998	-38.97%	0
2010*	10.000000	8.743056	-12.57%	665
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	16.580917	21.949851	32.38%	0
2016	13.294971	16.580917	24.72%	0
2015	14.018057	13.294971	-5.16%	0
2014	10.670696	14.018057	31.37%	239
2013	8.186765	10.670696	30.34%	0
2012	8.749112	8.186765	-6.43%	0
2011*	10.000000	8.749112	-12.51%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.246009	4.401263	-29.53%	0
2016	7.636126	6.246009	-18.20%	0
2015	7.012116	7.636126	8.90%	1,817
2014	7.397542	7.012116	-5.21%	0
2013	7.593047	7.397542	-2.57%	0
2012	8.942846	7.593047	-15.09%	0
2011	8.275235	8.942846	8.07%	518
2010*	10.000000	8.275235	-17.25%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2017	4.393150	3.404837	-22.50%	0
2016	4.780504	4.393150	-8.10%	0
2015	5.087971	4.780504	-6.04%	0
2014	5.068514	5.087971	0.38%	0
2013	6.570968	5.068514	-22.87%	0
2012	8.428412	6.570968	-22.04%	0
2011	8.477823	8.428412	-0.58%	1,210
2010*	10.000000	8.477823	-15.22%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.416369	1.763963	-27.00%	0
2016	2.751130	2.416369	-12.17%	0
2015	3.239993	2.751130	-15.09%	0
2014	4.115731	3.239993	-21.28%	0
2013	5.970407	4.115731	-31.06%	0
2012	7.529851	5.970407	-20.71%	0
2011	8.612963	7.529851	-12.58%	0
2010*	10.000000	8.612963	-13.87%	0
ProFunds - ProFund VP Technology - Q/NQ
2017	15.346487	20.260164	32.02%	0
2016	13.988170	15.346487	9.71%	885
2015	13.988720	13.988170	0.00%	368
2014	12.128202	13.988720	15.34%	0
2013	9.920677	12.128202	22.25%	0
2012	9.210559	9.920677	7.71%	0
2011*	10.000000	9.210559	-7.89%	301
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	13.610805	13.009563	-4.42%	3,873
2016	11.456295	13.610805	18.81%	0
2015	11.556124	11.456295	-0.86%	0
2014	11.767681	11.556124	-1.80%	0
2013	10.753039	11.767681	9.44%	0
2012	9.451209	10.753039	13.77%	0
2011*	10.000000	9.451209	-5.49%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	13.640417	14.584475	6.92%	0
2016	14.010884	13.640417	-2.64%	0
2015	15.205800	14.010884	-7.86%	0
2014	11.416812	15.205800	33.19%	0
2013	14.453916	11.416812	-21.01%	0
2012	14.660039	14.453916	-1.41%	0
2011	10.460411	14.660039	40.15%	646
2010*	10.000000	10.460411	4.60%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	38.872812	63.903604	64.39%	177
2016	36.645764	38.872812	6.08%	0
2015	33.033811	36.645764	10.93%	0
2014	24.903243	33.033811	32.65%	0
2013	14.243363	24.903243	74.84%	2,797
2012	10.905676	14.243363	30.61%	0
2011	11.302604	10.905676	-3.51%	0
2010*	10.000000	11.302604	13.03%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.621965	0.334429	-46.23%	0
2016	0.798228	0.621965	-22.08%	0
2015	1.108529	0.798228	-27.99%	6,064
2014	1.767005	1.108529	-37.27%	0
2013	3.523018	1.767005	-49.84%	0
2012	5.570129	3.523018	-36.75%	0
2011	7.329378	5.570129	-24.00%	0
2010*	10.000000	7.329378	-26.71%	0
ProFunds - ProFund VP Utilities - Q/NQ
2017	14.671971	15.852603	8.05%	3,695
2016	13.055660	14.671971	12.38%	4,351
2015	14.284457	13.055660	-8.60%	4,404
2014	11.620235	14.284457	22.93%	5,359
2013	10.501749	11.620235	10.65%	5,754
2012	10.739918	10.501749	-2.22%	12,709
2011*	10.000000	10.739918	7.40%	12,451
Rydex Variable Trust - Banking Fund - Q/NQ
2017	8.102992	8.901014	9.85%	295
2016	6.520409	8.102992	24.27%	361
2015	7.018509	6.520409	-7.10%	395
2014	6.949817	7.018509	0.99%	411
2013	5.509193	6.949817	26.15%	0
2012	4.542085	5.509193	21.29%	529
2011	5.980872	4.542085	-24.06%	0
2010	5.418270	5.980872	10.38%	0
2009	5.746204	5.418270	-5.71%	0
2008	10.002653	5.746204	-42.55%	573
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	21.245194	25.194785	18.59%	0
2016	16.624434	21.245194	27.79%	0
2015	20.585765	16.624434	-19.24%	0
2014	21.471282	20.585765	-4.12%	0
2013	21.716756	21.471282	-1.13%	0
2012	20.086590	21.716756	8.12%	0
2011	24.622054	20.086590	-18.42%	0
2010	19.904697	24.622054	23.70%	96
2009	13.112149	19.904697	51.80%	5,416
2008	24.593761	13.112149	-46.69%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	30.314442	38.319601	26.41%	73
2016	38.639380	30.314442	-21.55%	89
2015	36.478546	38.639380	5.92%	97
2014	28.151640	36.478546	29.58%	101
2013	18.695206	28.151640	50.58%	0
2012	14.079740	18.695206	32.78%	0
2011	13.037060	14.079740	8.00%	197
2010	12.060014	13.037060	8.10%	0
2009	10.436250	12.060014	15.56%	134
2008	12.114332	10.436250	-13.85%	176
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	1.926965	1.965171	1.98%	0
2016	1.787293	1.926965	7.81%	0
2015	2.764983	1.787293	-35.36%	853
2014	4.291025	2.764983	-35.56%	853
2013	4.540099	4.291025	-5.49%	853
2012	4.716043	4.540099	-3.73%	4,913
2011	5.172999	4.716043	-8.83%	5,506
2010	4.903662	5.172999	5.49%	853
2009	4.501314	4.903662	8.94%	7,285
2008	9.043316	4.501314	-50.22%	2,026
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	27.170944	29.593276	8.92%	275
2016	26.393199	27.170944	2.95%	285
2015	25.444998	26.393199	3.73%	1,305
2014	23.135921	25.444998	9.98%	295
2013	18.473399	23.135921	25.24%	0
2012	17.349409	18.473399	6.48%	0
2011	15.616605	17.349409	11.10%	176
2010	13.635623	15.616605	14.53%	0
2009	11.722593	13.635623	16.32%	6,394
2008	15.670239	11.722593	-25.19%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	21.676149	33.556149	54.81%	591
2016	16.979596	21.676149	27.66%	742
2015	18.153937	16.979596	-6.47%	0
2014	15.916383	18.153937	14.06%	0
2013	10.017890	15.916383	58.88%	0
2012	8.757944	10.017890	14.39%	0
2011	8.221115	8.757944	6.53%	543
2010	6.757383	8.221115	21.66%	0
2009	5.055938	6.757383	33.65%	0
2008	13.525195	5.055938	-62.62%	336

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	14.270277	18.264667	27.99%	826
2016	11.752266	14.270277	21.43%	235
2015	11.787153	11.752266	-0.30%	258
2014	9.755110	11.787153	20.83%	268
2013	7.396898	9.755110	31.88%	0
2012	7.496615	7.396898	-1.33%	0
2011	9.192416	7.496615	-18.45%	0
2010	8.592467	9.192416	6.98%	0
2009	5.120347	8.592467	67.81%	11,723
2008	10.511203	5.120347	-51.29%	661
Rydex Variable Trust - Energy Fund - Q/NQ
2017	18.179347	16.641065	-8.46%	72
2016	14.170701	18.179347	28.29%	1,147
2015	20.798799	14.170701	-31.87%	96
2014	26.174938	20.798799	-20.54%	300
2013	21.709844	26.174938	20.57%	0
2012	21.711954	21.709844	-0.01%	0
2011	23.614574	21.711954	-8.06%	0
2010	20.312283	23.614574	16.26%	0
2009	15.018964	20.312283	35.24%	3,559
2008	28.502312	15.018964	-47.31%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	12.580748	9.995238	-20.55%	0
2016	10.460909	12.580748	20.26%	0
2015	15.685385	10.460909	-33.31%	0
2014	22.733554	15.685385	-31.00%	228
2013	18.791448	22.733554	20.98%	0
2012	19.167496	18.791448	-1.96%	400
2011	21.639015	19.167496	-11.42%	464
2010	17.580167	21.639015	23.09%	109
2009	11.084433	17.580167	58.60%	5,650
2008	26.775422	11.084433	-58.60%	138
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	9.218885	11.577945	25.59%	0
2016	9.997902	9.218885	-7.79%	0
2015	11.031396	9.997902	-9.37%	0
2014	12.909584	11.031396	-14.55%	0
2013	10.670614	12.909584	20.98%	0
2012	8.982396	10.670614	18.79%	0
2011	10.839081	8.982396	-17.13%	0
2010	12.440337	10.839081	-12.87%	0
2009	9.391633	12.440337	32.46%	569
2008	21.308075	9.391633	-55.92%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	11.800021	13.318249	12.87%	0
2016	10.432138	11.800021	13.11%	0
2015	11.126777	10.432138	-6.24%	0
2014	10.121309	11.126777	9.93%	0
2013	8.125719	10.121309	24.56%	0
2012	6.783048	8.125719	19.79%	347
2011	8.164564	6.783048	-16.92%	1,257
2010	7.310787	8.164564	11.68%	0
2009	6.255647	7.310787	16.87%	13,161
2008	12.331334	6.255647	-49.27%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	14.420910	15.439133	7.06%	0
2016	14.817206	14.420910	-2.67%	0
2015	15.988603	14.817206	-7.33%	786
2014	12.159023	15.988603	31.50%	430
2013	15.231869	12.159023	-20.17%	0
2012	15.144302	15.231869	0.58%	148
2011	10.960792	15.144302	38.17%	190
2010	10.194637	10.960792	7.52%	8,954
2009	15.250181	10.194637	-33.15%	1,758
2008	10.783492	15.250181	41.42%	2,158
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	22.552231	27.058452	19.98%	1,102
2016	25.573315	22.552231	-11.81%	1,133
2015	25.053883	25.573315	2.07%	1,155
2014	20.588006	25.053883	21.69%	907
2013	14.866687	20.588006	38.48%	593
2012	12.994776	14.866687	14.41%	0
2011	12.710965	12.994776	2.23%	0
2010	12.191504	12.710965	4.26%	0
2009	10.016093	12.191504	21.72%	6,887
2008	13.650849	10.016093	-26.63%	366
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.525174	10.984270	4.36%	0
2016	9.655892	10.525174	9.00%	0
2015	9.958959	9.655892	-3.04%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2017	27.422889	35.875468	30.82%	0
2016	26.887236	27.422889	1.99%	376
2015	25.410284	26.887236	5.81%	495
2014	25.522521	25.410284	-0.44%	0
2013	17.282517	25.522521	47.68%	457
2012	14.832780	17.282517	16.52%	0
2011	17.245324	14.832780	-13.99%	0
2010	14.622491	17.245324	17.94%	0
2009	9.028555	14.622491	61.96%	9,285
2008	16.773773	9.028555	-46.17%	201

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.472446	0.281645	-40.39%	0
2016	0.687672	0.472446	-31.30%	0
2015	0.765746	0.687672	-10.20%	5,683
2014	1.002363	0.765746	-23.61%	0
2013	1.829390	1.002363	-45.21%	0
2012	2.416127	1.829390	-24.28%	0
2011	3.392727	2.416127	-28.79%	1,509
2010	4.984319	3.392727	-31.93%	2,714
2009	9.222307	4.984319	-45.95%	0
2008	5.871740	9.222307	57.06%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.623821	2.334607	-11.02%	0
2016	2.768215	2.623821	-5.22%	0
2015	2.869757	2.768215	-3.54%	0
2014	3.913889	2.869757	-26.68%	0
2013	3.477368	3.913889	12.55%	3,212
2012	3.796478	3.477368	-8.41%	0
2011	5.588954	3.796478	-32.07%	0
2010	6.564336	5.588954	-14.86%	10,519
2009	5.629529	6.564336	16.61%	0
2008	8.260802	5.629529	-31.85%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.420804	1.199539	-15.57%	0
2016	1.799125	1.420804	-21.03%	0
2015	1.863378	1.799125	-3.45%	0
2014	2.157635	1.863378	-13.64%	0
2013	3.050697	2.157635	-29.27%	0
2012	3.827005	3.050697	-20.29%	0
2011	4.229043	3.827005	-9.51%	0
2010	5.797012	4.229043	-27.05%	0
2009	9.172562	5.797012	-36.80%	0
2008	6.987857	9.172562	31.26%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	1.001997	0.737223	-26.42%	0
2016	1.133525	1.001997	-11.60%	0
2015	1.332313	1.133525	-14.92%	0
2014	1.676785	1.332313	-20.54%	0
2013	2.420304	1.676785	-30.72%	0
2012	3.046832	2.420304	-20.56%	0
2011	3.469593	3.046832	-12.18%	0
2010	4.512996	3.469593	-23.12%	0
2009	7.712988	4.512996	-41.49%	0
2008	5.335867	7.712988	44.55%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.313557	1.109747	-15.52%	0
2016	1.687306	1.313557	-22.15%	0
2015	1.726162	1.687306	-2.25%	0
2014	1.939296	1.726162	-10.99%	0
2013	2.871955	1.939296	-32.47%	0
2012	3.593709	2.871955	-20.08%	0
2011	3.983244	3.593709	-9.78%	0
2010	5.636296	3.983244	-29.33%	0
2009	8.596713	5.636296	-34.44%	0
2008	7.060072	8.596713	21.77%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	1.680909	1.356691	-19.29%	0
2016	1.956127	1.680909	-14.07%	0
2015	2.096148	1.956127	-6.68%	0
2014	2.509322	2.096148	-16.47%	2,171
2013	3.497060	2.509322	-28.24%	2,171
2012	4.314010	3.497060	-18.94%	0
2011	4.856806	4.314010	-11.18%	0
2010	5.989571	4.856806	-18.91%	0
2009	8.466267	5.989571	-29.25%	0
2008	6.226216	8.466267	35.98%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	17.175120	25.209813	46.78%	0
2016	16.155191	17.175120	6.31%	0
2015	14.771894	16.155191	9.36%	0
2014	17.883333	14.771894	-17.40%	0
2013	11.739442	17.883333	52.34%	0
2012	10.010174	11.739442	17.28%	0
2011	14.427165	10.010174	-30.62%	0
2010	12.766188	14.427165	13.01%	0
2009	10.570920	12.766188	20.77%	238
2008	16.151606	10.570920	-34.55%	196
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	24.778329	29.064235	17.30%	0
2016	23.158014	24.778329	7.00%	0
2015	23.643570	23.158014	-2.05%	0
2014	22.526176	23.643570	4.96%	0
2013	16.198153	22.526176	39.07%	0
2012	13.673561	16.198153	18.46%	0
2011	13.666927	13.673561	0.05%	0
2010	10.737279	13.666927	27.28%	0
2009	8.042235	10.737279	33.51%	8,945
2008	16.179283	8.042235	-50.29%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	36.607897	43.774637	19.58%	0
2016	28.914942	36.607897	26.61%	0
2015	31.335071	28.914942	-7.72%	0
2014	28.667809	31.335071	9.30%	0
2013	19.540930	28.667809	46.71%	203
2012	16.096173	19.540930	21.40%	816
2011	17.837226	16.096173	-9.76%	176
2010	13.279262	17.837226	34.32%	413
2009	8.923490	13.279262	48.81%	0
2008	20.235148	8.923490	-55.90%	200
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	54.950886	90.955795	65.52%	949
2016	51.341955	54.950886	7.03%	0
2015	45.868251	51.341955	11.93%	0
2014	34.392302	45.868251	33.37%	316
2013	19.542530	34.392302	75.99%	0
2012	14.921674	19.542530	30.97%	0
2011	15.384016	14.921674	-3.01%	0
2010	11.507367	15.384016	33.69%	0
2009	5.410377	11.507367	112.69%	574
2008	20.223161	5.410377	-73.25%	592
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	28.114304	36.000363	28.05%	0
2016	27.164184	28.114304	3.50%	456
2015	25.699884	27.164184	5.70%	2,154
2014	22.408702	25.699884	14.69%	0
2013	17.046245	22.408702	31.46%	494
2012	14.950088	17.046245	14.02%	0
2011	14.984058	14.950088	-0.23%	168
2010	12.950460	14.984058	15.70%	0
2009	8.724938	12.950460	48.43%	2,507
2008	15.383016	8.724938	-43.28%	147
Rydex Variable Trust - Nova Fund - Q/NQ
2017	23.993920	30.878873	28.69%	0
2016	21.231552	23.993920	13.01%	0
2015	21.899864	21.231552	-3.05%	0
2014	18.911672	21.899864	15.80%	61
2013	12.998409	18.911672	45.49%	7,201
2012	10.889438	12.998409	19.37%	0
2011	11.282717	10.889438	-3.49%	0
2010	9.631025	11.282717	17.15%	658
2009	7.278481	9.631025	32.32%	2,736
2008	16.373980	7.278481	-55.55%	1,430

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	7.946161	8.309655	4.57%	0
2016	4.915900	7.946161	61.64%	680
2015	7.230440	4.915900	-32.01%	260
2014	8.958831	7.230440	-19.29%	260
2013	17.022748	8.958831	-47.37%	260
2012	18.178369	17.022748	-6.36%	717
2011	24.544639	18.178369	-25.94%	631
2010	18.203453	24.544639	34.84%	1,526
2009	12.491302	18.203453	45.73%	5,226
2008	20.823104	12.491302	-40.01%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	19.062089	19.854210	4.16%	0
2016	17.720436	19.062089	7.57%	286
2015	18.616895	17.720436	-4.82%	611
2014	15.754848	18.616895	18.17%	611
2013	15.521804	15.754848	1.50%	611
2012	13.432093	15.521804	15.56%	611
2011	13.450040	13.432093	-0.13%	324
2010	11.030549	13.450040	21.93%	877
2009	9.017817	11.030549	22.32%	10,360
2008	15.825766	9.017817	-43.02%	324
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	22.030304	24.272509	10.18%	0
2016	22.491402	22.030304	-2.05%	0
2015	23.342552	22.491402	-3.65%	0
2014	22.000028	23.342552	6.10%	0
2013	16.590215	22.000028	32.61%	0
2012	14.550090	16.590215	14.02%	0
2011	14.149756	14.550090	2.83%	369
2010	11.579114	14.149756	22.20%	0
2009	8.221635	11.579114	40.84%	7,231
2008	12.557141	8.221635	-34.53%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	29.882440	35.022960	17.20%	0
2016	23.463106	29.882440	27.36%	543
2015	26.426540	23.463106	-11.21%	543
2014	25.949926	26.426540	1.84%	543
2013	16.759234	25.949926	54.84%	543
2012	14.056534	16.759234	19.23%	940
2011	16.391773	14.056534	-14.25%	309
2010	12.177091	16.391773	34.61%	591
2009	9.354237	12.177091	30.18%	827
2008	19.698843	9.354237	-52.51%	240

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	27.279649	38.227092	40.13%	0
2016	23.200429	27.279649	17.58%	0
2015	24.159707	23.200429	-3.97%	265
2014	19.847688	24.159707	21.73%	0
2013	12.047058	19.847688	64.75%	0
2012	9.535307	12.047058	26.34%	0
2011	10.165822	9.535307	-6.20%	302
2010	8.297085	10.165822	22.52%	0
2009	5.804827	8.297085	42.93%	0
2008	18.570035	5.804827	-68.74%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	17.759894	21.574944	21.48%	0
2016	17.729217	17.759894	0.17%	0
2015	17.961849	17.729217	-1.30%	0
2014	16.361943	17.961849	9.78%	3,230
2013	11.856520	16.361943	38.00%	0
2012	10.716185	11.856520	10.64%	0
2011	11.094285	10.716185	-3.41%	258
2010	9.086490	11.094285	22.10%	207
2009	6.319804	9.086490	43.78%	2,120
2008	10.755793	6.319804	-41.24%	2,069
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	18.310985	20.718628	13.15%	519
2016	15.971678	18.310985	14.65%	1,830
2015	18.049095	15.971678	-11.51%	0
2014	16.660237	18.049095	8.34%	8,193
2013	11.744785	16.660237	41.85%	13,593
2012	9.840642	11.744785	19.35%	7,712
2011	10.406803	9.840642	-5.44%	6,862
2010	8.857466	10.406803	17.49%	0
2009	5.996934	8.857466	47.70%	1,768
2008	11.961744	5.996934	-49.87%	1,954
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	21.042570	24.405127	15.98%	0
2016	20.981236	21.042570	0.29%	0
2015	21.206344	20.981236	-1.06%	311
2014	22.059334	21.206344	-3.87%	0
2013	16.851775	22.059334	30.90%	1,308
2012	14.870908	16.851775	13.32%	0
2011	15.328916	14.870908	-2.99%	176
2010	11.839994	15.328916	29.47%	0
2009	7.731860	11.839994	53.13%	2,036
2008	12.400701	7.731860	-37.65%	275

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	19.342017	21.372315	10.50%	0
2016	15.366930	19.342017	25.87%	1,086
2015	17.855417	15.366930	-13.94%	0
2014	17.133193	17.855417	4.22%	0
2013	12.919518	17.133193	32.61%	0
2012	11.309863	12.919518	14.23%	0
2011	12.473546	11.309863	-9.33%	0
2010	10.633013	12.473546	17.31%	0
2009	7.013692	10.633013	51.60%	1,641
2008	12.742631	7.013692	-44.96%	114
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	20.677882	23.441037	13.36%	458
2016	17.839601	20.677882	15.91%	0
2015	18.337391	17.839601	-2.71%	355
2014	18.778853	18.337391	-2.35%	0
2013	13.609089	18.778853	37.99%	0
2012	12.600665	13.609089	8.00%	0
2011	12.465096	12.600665	1.09%	0
2010	10.179260	12.465096	22.46%	183
2009	7.781018	10.179260	30.82%	138
2008	12.132400	7.781018	-35.87%	1,692
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	17.709254	17.246208	-2.61%	0
2016	13.765149	17.709254	28.65%	0
2015	16.304778	13.765149	-15.58%	0
2014	16.480884	16.304778	-1.07%	0
2013	11.816450	16.480884	39.47%	0
2012	10.052712	11.816450	17.54%	248
2011	11.367784	10.052712	-11.57%	220
2010	9.305474	11.367784	22.16%	0
2009	5.872688	9.305474	58.45%	155
2008	10.644713	5.872688	-44.83%	2,098
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	6.925368	5.569395	-19.58%	0
2016	6.627515	6.925368	4.49%	0
2015	5.987563	6.627515	10.69%	0
2014	4.987828	5.987563	20.04%	0
2013	5.264161	4.987828	-5.25%	0
2012	5.752554	5.264161	-8.49%	0
2011	6.152758	5.752554	-6.50%	0
2010	6.598138	6.152758	-6.75%	1,184
2009	8.028528	6.598138	-17.82%	0
2008	7.788502	8.028528	3.08%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2017	19.447914	25.189743	29.52%	0
2016	17.929319	19.447914	8.47%	545
2015	18.158680	17.929319	-1.26%	0
2014	16.865991	18.158680	7.66%	0
2013	12.756620	16.865991	32.21%	0
2012	11.666272	12.756620	9.35%	0
2011	13.156930	11.666272	-11.33%	0
2010	12.026099	13.156930	9.40%	0
2009	7.914644	12.026099	51.95%	8,112
2008	14.848504	7.914644	-46.70%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	12.634585	13.060668	3.37%	0
2016	11.019859	12.634585	14.65%	0
2015	12.099181	11.019859	-8.92%	0
2014	12.074592	12.099181	0.20%	0
2013	10.526729	12.074592	14.70%	0
2012	10.281067	10.526729	2.39%	0
2011	12.299508	10.281067	-16.41%	0
2010	10.999173	12.299508	11.82%	0
2009	8.753176	10.999173	25.66%	0
2008	16.399349	8.753176	-46.62%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	23.508221	28.012590	19.16%	0
2016	20.855061	23.508221	12.72%	435
2015	24.858955	20.855061	-16.11%	0
2014	20.730347	24.858955	19.92%	0
2013	14.092438	20.730347	47.10%	623
2012	12.274059	14.092438	14.81%	245
2011	14.141381	12.274059	-13.20%	0
2010	11.666002	14.141381	21.22%	0
2009	10.177492	11.666002	14.63%	0
2008	13.945240	10.177492	-27.02%	344
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	21.593776	23.410895	8.42%	340
2016	19.006436	21.593776	13.61%	352
2015	21.010655	19.006436	-9.54%	1,767
2014	17.507932	21.010655	20.01%	365
2013	15.779078	17.507932	10.96%	0
2012	15.981182	15.779078	-1.26%	0
2011	14.072618	15.981182	13.56%	199
2010	13.483198	14.072618	4.37%	0
2009	12.133604	13.483198	11.12%	0
2008	17.644166	12.133604	-31.23%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.080231	5.919378	16.52%	0
2016	5.698580	5.080231	-10.85%	0
2015	7.016574	5.698580	-18.78%	0
2014	9.202123	7.016574	-23.75%	0
2013	9.696576	9.202123	-5.10%	0
2012	9.853483	9.696576	-1.59%	0
2011	10.476052	9.853483	-5.94%	0
2010	11.365576	10.476052	-7.83%	224
2009	10.917948	11.365576	4.10%	0
2008	12.739778	10.917948	-14.30%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.620864	9.636302	0.16%	0
2016	9.616867	9.620864	0.04%	0
2015	9.938292	9.616867	-3.23%	0
2014	10.039485	9.938292	-1.01%	0
2013*	10.000000	10.039485	0.39%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.723248	7.23%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	5.996997	5.757027	-4.00%	0
2016	4.273098	5.996997	40.34%	1,761
2015	6.575435	4.273098	-35.01%	0
2014	8.324128	6.575435	-21.01%	7,788
2013	7.712078	8.324128	7.94%	8,820
2012	7.639480	7.712078	0.95%	12,996
2011*	10.000000	7.639480	-23.61%	9,392

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	11.928355	13.461860	12.86%	0
2016	11.700926	11.928355	1.94%	0
2015	11.835523	11.700926	-1.14%	0
2014	11.321637	11.835523	4.54%	0
2013	9.976508	11.321637	13.48%	0
2012	9.016397	9.976508	10.65%	0
2011*	10.000000	9.016397	-9.84%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.414944	9.112449	-3.21%	0
2016	6.850853	9.414944	37.43%	0
2015	11.308183	6.850853	-39.42%	0
2014	10.353132	11.308183	9.22%	0
2013*	10.000000	10.353132	3.53%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.393919	12.677464	21.97%	0
2016	9.862547	10.393919	5.39%	0
2015	10.239955	9.862547	-3.69%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.667075	9.782154	1.19%	0
2016	9.487866	9.667075	1.89%	0
2015	9.967229	9.487866	-4.81%	0
2014	9.886106	9.967229	0.82%	0
2013	11.067736	9.886106	-10.68%	0
2012	10.560557	11.067736	4.80%	0
2011*	10.000000	10.560557	5.61%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.169372	11.959562	17.60%	0
2016	9.180774	10.169372	10.77%	0
2015*	10.000000	9.180774	-8.19%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	10.945312	11.617931	6.15%	1,029
2016	9.307484	10.945312	17.60%	610
2015*	10.000000	9.307484	-6.93%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.540098	10.489667	9.95%	856
2016	9.417595	9.540098	1.30%	0
2015	9.825329	9.417595	-4.15%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	10.997609	13.485129	22.62%	0
2016	11.062868	10.997609	-0.59%	0
2015	11.337178	11.062868	-2.42%	0
2014	11.401327	11.337178	-0.56%	0
2013*	10.000000	11.401327	14.01%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.055254	12.570177	13.70%	0
2016*	10.000000	11.055254	10.55%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	11.572679	12.844203	10.99%	0
2016	11.421847	11.572679	1.32%	0
2015	11.821097	11.421847	-3.38%	0
2014	11.882211	11.821097	-0.51%	0
2013	10.640425	11.882211	11.67%	4,300
2012	9.914525	10.640425	7.32%	0
2011	10.541558	9.914525	-5.95%	0
2010*	10.000000	10.541558	5.42%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.634247	10.788186	11.98%	0
2016	9.297719	9.634247	3.62%	0
2015	9.921843	9.297719	-6.29%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.805176	9.877332	0.74%	0
2016*	10.000000	9.805176	-1.95%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.040739	0.41%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.131751	1.32%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.429628	5.380021	-0.91%	0
2016	4.965852	5.429628	9.34%	0
2015	6.792980	4.965852	-26.90%	0
2014	8.386880	6.792980	-19.00%	0
2013	9.576811	8.386880	-12.43%	0
2012	10.022891	9.576811	-4.45%	0
2011	11.756175	10.022891	-14.74%	0
2010*	10.000000	11.756175	17.56%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.563201	12.984064	12.29%	0
2016	10.283435	11.563201	12.44%	0
2015	10.808300	10.283435	-4.86%	0
2014*	10.000000	10.808300	8.08%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.112316	10.210060	0.97%	0
2016	9.509582	10.112316	6.34%	0
2015*	10.000000	9.509582	-4.90%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.228604	12.466133	11.02%	0
2016	11.186303	11.228604	0.38%	0
2015	11.468305	11.186303	-2.46%	0
2014	11.133686	11.468305	3.01%	0
2013	9.890304	11.133686	12.57%	0
2012	9.029306	9.890304	9.54%	0
2011*	10.000000	9.029306	-9.71%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.358252	11.739837	13.34%	0
2016*	10.000000	10.358252	3.58%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.580316	11.633545	9.95%	0
2016	9.208896	10.580316	14.89%	567
2015*	10.000000	9.208896	-7.91%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.179076	12.724198	13.82%	0
2016*	10.000000	11.179076	11.79%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	10.003678	13.164034	31.59%	921
2016	10.192940	10.003678	-1.86%	986
2015*	10.000000	10.192940	1.93%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.079951	10.518913	4.35%	0
2016	9.045426	10.079951	11.44%	0
2015*	10.000000	9.045426	-9.55%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.901721	10.050548	1.50%	0
2016*	10.000000	9.901721	-0.98%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.124603	1.25%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	9.958021	10.453093	4.97%	0
2016	9.444937	9.958021	5.43%	0
2015	9.868271	9.444937	-4.29%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.717497	14.993105	9.30%	0
2016	12.417197	13.717497	10.47%	0
2015	13.565472	12.417197	-8.46%	0
2014	13.514191	13.565472	0.38%	0
2013	11.187089	13.514191	20.80%	0
2012	9.938900	11.187089	12.56%	0
2011	10.342294	9.938900	-3.90%	0
2010*	10.000000	10.342294	3.42%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	10.797066	11.558113	7.05%	1,976
2016	9.701325	10.797066	11.29%	4,149
2015	10.694359	9.701325	-9.29%	2,727
2014	10.473890	10.694359	2.10%	2,727
2013*	10.000000	10.473890	4.74%	2,727
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.048373	12.771191	6.00%	397
2016	11.003991	12.048373	9.49%	0
2015	11.701783	11.003991	-5.96%	0
2014	11.342082	11.701783	3.17%	0
2013*	10.000000	11.342082	13.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.381788	9.333581	-0.51%	0
2016	9.337460	9.381788	0.47%	0
2015*	10.000000	9.337460	-6.63%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.734913	10.747823	10.40%	0
2016	9.558987	9.734913	1.84%	0
2015	10.399032	9.558987	-8.08%	0
2014	10.250330	10.399032	1.45%	0
2013*	10.000000	10.250330	2.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.522081	9.410871	-1.17%	0
2016	9.662748	9.522081	-1.46%	0
2015	9.956621	9.662748	-2.95%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	5.800401	6.154678	6.11%	0
2016	6.972108	5.800401	-16.81%	0
2015	7.255859	6.972108	-3.91%	0
2014	6.632760	7.255859	9.39%	0
2013	6.624359	6.632760	0.13%	0
2012	7.644232	6.624359	-13.34%	0
2011	8.571275	7.644232	-10.82%	0
2010	9.103930	8.571275	-5.85%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	15.034859	16.854782	12.10%	0
2016	15.303282	15.034859	-1.75%	0
2015	15.484465	15.303282	-1.17%	0
2014	15.433886	15.484465	0.33%	183
2013	13.462961	15.433886	14.64%	183
2012	13.209508	13.462961	1.92%	2,154
2011	14.484207	13.209508	-8.80%	183
2010	13.344380	14.484207	8.54%	183
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	8.110661	8.207443	1.19%	0
2016	8.349942	8.110661	-2.87%	0
2015	8.399964	8.349942	-0.60%	0
2014	8.223340	8.399964	2.15%	0
2013	8.288520	8.223340	-0.79%	0
2012	8.308002	8.288520	-0.23%	0
2011	8.233398	8.308002	0.91%	0
2010	7.944667	8.233398	3.63%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.500116	10.603665	0.99%	1,714
2016	9.909064	10.500116	5.96%	1,714
2015	10.079311	9.909064	-1.69%	1,922
2014	10.086984	10.079311	-0.08%	2,147
2013*	10.000000	10.086984	0.87%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.469120	11.223254	7.20%	4,159
2016	9.618205	10.469120	8.85%	4,159
2015	10.308391	9.618205	-6.70%	4,665
2014	9.991354	10.308391	3.17%	5,212
2013*	10.000000	9.991354	-0.09%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	10.486865	12.106366	15.44%	0
2016	11.027246	10.486865	-4.90%	0
2015	12.327421	11.027246	-10.55%	0
2014	13.332658	12.327421	-7.54%	0
2013	10.916766	13.332658	22.13%	0
2012	9.385942	10.916766	16.31%	0
2011	10.363102	9.385942	-9.43%	0
2010*	10.000000	10.363102	3.63%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.363601	10.435184	24.77%	632
2016	7.094380	8.363601	17.89%	859
2015	9.092653	7.094380	-21.98%	0
2014	9.769345	9.092653	-6.93%	0
2013*	10.000000	9.769345	-2.31%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	9.865169	10.440523	5.83%	0
2016	8.761490	9.865169	12.60%	0
2015	9.557970	8.761490	-8.33%	0
2014	9.943110	9.557970	-3.87%	0
2013*	10.000000	9.943110	-0.57%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.900668	10.037092	1.38%	0
2016*	10.000000	9.900668	-0.99%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.851198	11.820595	8.93%	0
2016*	10.000000	10.851198	8.51%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	10.635656	11.480024	7.94%	0
2016	10.281465	10.635656	3.44%	0
2015	10.803397	10.281465	-4.83%	0
2014	10.618055	10.803397	1.75%	0
2013	10.022920	10.618055	5.94%	0
2012	9.399217	10.022920	6.64%	0
2011*	10.000000	9.399217	-6.01%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	10.966719	11.730319	6.96%	0
2016	10.160547	10.966719	7.93%	0
2015	10.534261	10.160547	-3.55%	0
2014	10.490115	10.534261	0.42%	0
2013	11.779613	10.490115	-10.95%	0
2012	10.239514	11.779613	15.04%	0
2011*	10.000000	10.239514	2.40%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.933148	10.911675	9.85%	1,930
2016	8.851794	9.933148	12.22%	1,669
2015	10.531993	8.851794	-15.95%	1,872
2014*	10.000000	10.531993	5.32%	2,086
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.255432	12.052548	7.08%	1,522
2016	11.182163	11.255432	0.66%	1,522
2015	11.622002	11.182163	-3.78%	1,708
2014	10.459010	11.622002	11.12%	1,909
2013	10.441218	10.459010	0.17%	0
2012	8.233121	10.441218	26.82%	0
2011*	10.000000	8.233121	-17.67%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.341521	11.705616	13.19%	0
2016	10.043351	10.341521	2.97%	0
2015	11.009257	10.043351	-8.77%	0
2014	11.059241	11.009257	-0.45%	0
2013	9.789030	11.059241	12.98%	0
2012	8.821991	9.789030	10.96%	0
2011*	10.000000	8.821991	-11.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.517482	15.277795	13.02%	658
2016	12.705479	13.517482	6.39%	0
2015	12.891059	12.705479	-1.44%	0
2014	12.580251	12.891059	2.47%	0
2013	10.455049	12.580251	20.33%	0
2012	9.257723	10.455049	12.93%	0
2011*	10.000000	9.257723	-7.42%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.016431	11.578999	15.60%	0
2016*	10.000000	10.016431	0.16%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.347282	10.782072	4.20%	0
2016	9.286370	10.347282	11.42%	0
2015	9.769501	9.286370	-4.95%	0
2014*	10.000000	9.769501	-2.30%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.929259	13.309131	21.78%	0
2016*	10.000000	10.929259	9.29%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.816439	9.880526	0.65%	0
2016	9.834717	9.816439	-0.19%	0
2015	10.062302	9.834717	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	14.438596	16.883403	16.93%	0
2016	13.650926	14.438596	5.77%	0
2015	14.236352	13.650926	-4.11%	0
2014	13.958734	14.236352	1.99%	0
2013	11.045973	13.958734	26.37%	0
2012	9.744197	11.045973	13.36%	0
2011	10.663563	9.744197	-8.62%	0
2010*	10.000000	10.663563	6.64%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.359549	13.517643	9.37%	0
2016	11.933675	12.359549	3.57%	0
2015	12.358074	11.933675	-3.43%	0
2014	12.140244	12.358074	1.79%	0
2013	10.848605	12.140244	11.91%	0
2012	10.008917	10.848605	8.39%	0
2011	10.394321	10.008917	-3.71%	0
2010*	10.000000	10.394321	3.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.403293	15.150368	13.03%	0
2016	12.795128	13.403293	4.75%	0
2015	13.286346	12.795128	-3.70%	0
2014	13.002293	13.286346	2.18%	0
2013	10.987546	13.002293	18.34%	0
2012	9.906793	10.987546	10.91%	0
2011	10.512360	9.906793	-5.76%	0
2010*	10.000000	10.512360	5.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.835232	11.248376	3.81%	0
2016	10.611427	10.835232	2.11%	0
2015	10.952760	10.611427	-3.12%	0
2014	10.859752	10.952760	0.86%	0
2013	10.603730	10.859752	2.41%	0
2012	10.107208	10.603730	4.91%	0
2011	10.211064	10.107208	-1.02%	0
2010*	10.000000	10.211064	2.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	9.860381	11.045571	12.02%	0
2016	9.570369	9.860381	3.03%	0
2015	10.245696	9.570369	-6.59%	0
2014	10.265632	10.245696	-0.19%	0
2013*	10.000000	10.265632	2.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.809215	11.277912	14.97%	0
2016	9.461936	9.809215	3.67%	0
2015	10.191679	9.461936	-7.16%	0
2014	10.337546	10.191679	-1.41%	0
2013*	10.000000	10.337546	3.38%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.892856	14.342272	11.24%	0
2016	12.375020	12.892856	4.18%	628
2015	12.815954	12.375020	-3.44%	628
2014	12.557228	12.815954	2.06%	347
2013	10.921409	12.557228	14.98%	347
2012	9.958696	10.921409	9.67%	0
2011	10.446750	9.958696	-4.67%	0
2010*	10.000000	10.446750	4.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.753151	15.849716	15.24%	0
2016	13.096213	13.753151	5.02%	0
2015	13.623699	13.096213	-3.87%	0
2014	13.349742	13.623699	2.05%	0
2013	11.005993	13.349742	21.30%	0
2012	9.841742	11.005993	11.83%	0
2011	10.577426	9.841742	-6.96%	0
2010*	10.000000	10.577426	5.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.900889	12.764405	7.26%	0
2016	11.502798	11.900889	3.46%	0
2015	11.912572	11.502798	-3.44%	0
2014	11.726795	11.912572	1.58%	0
2013	10.801218	11.726795	8.57%	0
2012	10.057308	10.801218	7.40%	0
2011	10.332009	10.057308	-2.66%	0
2010*	10.000000	10.332009	3.32%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.205125	10.336100	1.28%	345
2016	10.117849	10.205125	0.86%	299
2015	10.420563	10.117849	-2.90%	0
2014	10.179865	10.420563	2.36%	0
2013	10.648379	10.179865	-4.40%	0
2012	10.185848	10.648379	4.54%	0
2011*	10.000000	10.185848	1.86%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.086493	13.907227	15.06%	0
2016	11.116915	12.086493	8.72%	0
2015	11.761889	11.116915	-5.48%	0
2014	11.685540	11.761889	0.65%	0
2013*	10.000000	11.685540	16.86%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.559154	12.843161	11.11%	0
2016	10.887820	11.559154	6.17%	0
2015	11.355615	10.887820	-4.12%	0
2014	11.422538	11.355615	-0.59%	0
2013*	10.000000	11.422538	14.23%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.260966	11.410021	38.12%	0
2016	7.857171	8.260966	5.14%	0
2015	9.583506	7.857171	-18.01%	0
2014*	10.000000	9.583506	-4.16%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.671102	9.636373	-0.36%	0
2016	9.835311	9.671102	-1.67%	0
2015	10.088148	9.835311	-2.51%	0
2014*	10.000000	10.088148	0.88%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.425773	8.241869	-2.18%	0
2016	8.632215	8.425773	-2.39%	0
2015	8.844481	8.632215	-2.40%	0
2014	9.061967	8.844481	-2.40%	774
2013	9.284805	9.061967	-2.40%	5,955
2012	9.513748	9.284805	-2.41%	442
2011	9.747033	9.513748	-2.39%	32,961
2010	9.986698	9.747033	-2.40%	361
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.251822	11.277773	21.90%	0
2016	9.392019	9.251822	-1.49%	0
2015	9.716248	9.392019	-3.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.607409	12.261728	15.60%	0
2016	9.927574	10.607409	6.85%	0
2015	10.274271	9.927574	-3.37%	0
2014*	10.000000	10.274271	2.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.289322	11.160969	8.47%	0
2016	9.916612	10.289322	3.76%	0
2015	10.178161	9.916612	-2.57%	0
2014*	10.000000	10.178161	1.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.468817	11.731502	12.06%	0
2016	9.955055	10.468817	5.16%	0
2015	10.254413	9.955055	-2.92%	0
2014*	10.000000	10.254413	2.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.041584	10.358225	3.15%	0
2016	9.867109	10.041584	1.77%	0
2015	10.083050	9.867109	-2.14%	0
2014*	10.000000	10.083050	0.83%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	9.982010	11.110200	11.30%	0
2016	9.674564	9.982010	3.18%	0
2015	10.244545	9.674564	-5.56%	0
2014	10.244872	10.244545	0.00%	0
2013*	10.000000	10.244872	2.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.017118	11.435970	14.16%	0
2016	9.595755	10.017118	4.39%	0
2015	10.236624	9.595755	-6.26%	0
2014	10.309621	10.236624	-0.71%	0
2013*	10.000000	10.309621	3.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.418824	11.484103	10.22%	0
2016	9.962664	10.418824	4.58%	0
2015	10.241942	9.962664	-2.73%	0
2014*	10.000000	10.241942	2.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.510591	11.970179	13.89%	0
2016	9.926393	10.510591	5.89%	0
2015	10.245276	9.926393	-3.11%	0
2014*	10.000000	10.245276	2.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.241138	10.916821	6.60%	0
2016	9.926171	10.241138	3.17%	0
2015	10.173371	9.926171	-2.43%	0
2014*	10.000000	10.173371	1.73%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.191056	12.639843	24.03%	0
2016*	10.000000	10.191056	1.91%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.293090	12.762191	13.01%	0
2016	9.618431	11.293090	17.41%	0
2015	10.111215	9.618431	-4.87%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.689162	10.056052	3.79%	0
2016	9.136709	9.689162	6.05%	0
2015	9.640038	9.136709	-5.22%	0
2014	9.507830	9.640038	1.39%	0
2013*	10.000000	9.507830	-4.92%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	11.561762	14.166961	22.53%	408
2016	12.145508	11.561762	-4.81%	826
2015	12.526227	12.145508	-3.04%	0
2014	13.010212	12.526227	-3.72%	0
2013	11.009511	13.010212	18.17%	0
2012	9.765239	11.009511	12.74%	0
2011	11.070358	9.765239	-11.79%	0
2010*	10.000000	11.070358	10.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.463856	10.123066	19.60%	581
2016	8.259958	8.463856	2.47%	0
2015	8.941116	8.259958	-7.62%	0
2014*	10.000000	8.941116	-10.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	16.180203	20.511990	26.77%	0
2016	16.253498	16.180203	-0.45%	0
2015	16.147824	16.253498	0.65%	0
2014	15.020551	16.147824	7.50%	0
2013	11.449498	15.020551	31.19%	0
2012	10.101304	11.449498	13.35%	0
2011	10.694897	10.101304	-5.55%	0
2010*	10.000000	10.694897	6.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	16.233627	18.120848	11.63%	0
2016	14.332017	16.233627	13.27%	0
2015	15.207105	14.332017	-5.75%	0
2014	14.133333	15.207105	7.60%	0
2013	10.724252	14.133333	31.79%	0
2012	9.344702	10.724252	14.76%	0
2011	10.195214	9.344702	-8.34%	0
2010*	10.000000	10.195214	1.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	16.041132	19.966665	24.47%	255
2016	15.496101	16.041132	3.52%	317
2015	15.932288	15.496101	-2.74%	0
2014	15.738689	15.932288	1.23%	0
2013	11.634047	15.738689	35.28%	0
2012	10.398053	11.634047	11.89%	0
2011	11.149529	10.398053	-6.74%	0
2010*	10.000000	11.149529	11.50%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.070146	21.189787	11.11%	278
2016	16.614564	19.070146	14.78%	0
2015	17.529003	16.614564	-5.22%	0
2014	15.347784	17.529003	14.21%	0
2013	11.589951	15.347784	32.42%	0
2012	10.207170	11.589951	13.55%	0
2011	10.706206	10.207170	-4.66%	0
2010*	10.000000	10.706206	7.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.390482	13.889153	21.94%	369
2016	10.774945	11.390482	5.71%	0
2015	10.957093	10.774945	-1.66%	0
2014*	10.000000	10.957093	9.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	12.023677	12.799604	6.45%	401
2016	9.781772	12.023677	22.92%	588
2015	10.664646	9.781772	-8.28%	0
2014*	10.000000	10.664646	6.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	11.909425	13.192296	10.77%	0
2016	9.933376	11.909425	19.89%	0
2015	10.346877	9.933376	-4.00%	0
2014*	10.000000	10.346877	3.47%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.576737	13.618875	17.64%	0
2016	10.647878	11.576737	8.72%	0
2015	10.808615	10.647878	-1.49%	0
2014*	10.000000	10.808615	8.09%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.184994	11.588046	3.60%	0
2016	10.691804	11.184994	4.61%	0
2015	11.612043	10.691804	-7.92%	0
2014	9.251019	11.612043	25.52%	0
2013*	10.000000	9.251019	-7.49%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	10.866628	12.890242	18.62%	0
2016	9.970047	10.866628	8.99%	0
2015	10.097770	9.970047	-1.26%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.309938	9.230611	-0.85%	0
2016	9.306347	9.309938	0.04%	0
2015	9.567835	9.306347	-2.73%	0
2014	9.754921	9.567835	-1.92%	0
2013	9.984274	9.754921	-2.30%	0
2012	9.882221	9.984274	1.03%	0
2011*	10.000000	9.882221	-1.18%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.168116	12.446730	11.45%	0
2016	9.466236	11.168116	17.98%	0
2015	10.196858	9.466236	-7.17%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	9.009589	9.381539	4.13%	0
2016	9.290428	9.009589	-3.02%	0
2015	10.026266	9.290428	-7.34%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.490847	10.222506	7.71%	0
2016	8.903123	9.490847	6.60%	0
2015	9.845981	8.903123	-9.58%	0
2014	10.118071	9.845981	-2.69%	0
2013*	10.000000	10.118071	1.18%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	9.908929	9.949195	0.41%	0
2016	8.968682	9.908929	10.48%	0
2015	9.493962	8.968682	-5.53%	0
2014	9.592921	9.493962	-1.03%	0
2013*	10.000000	9.592921	-4.07%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	9.700823	9.668933	-0.33%	3,316
2016	9.522452	9.700823	1.87%	3,316
2015	10.007647	9.522452	-4.85%	3,720
2014	10.365286	10.007647	-3.45%	4,154
2013	10.152875	10.365286	2.09%	0
2012*	10.000000	10.152875	1.53%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.142359	14.825935	33.06%	690
2016	11.433572	11.142359	-2.55%	0
2015	11.299776	11.433572	1.18%	0
2014	11.344416	11.299776	-0.39%	0
2013*	10.000000	11.344416	13.44%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.922909	10.981236	10.67%	0
2016	9.004185	9.922909	10.20%	0
2015	10.159107	9.004185	-11.37%	0
2014	10.361804	10.159107	-1.96%	0
2013	10.605015	10.361804	-2.29%	0
2012	9.464900	10.605015	12.05%	0
2011*	10.000000	9.464900	-5.35%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.056525	6.032563	-0.40%	0
2016	5.401709	6.056525	12.12%	0
2015	7.445455	5.401709	-27.45%	0
2014	9.374201	7.445455	-20.58%	0
2013	11.262019	9.374201	-16.76%	3,127
2012	10.977139	11.262019	2.60%	2,285
2011	12.164122	10.977139	-9.76%	0
2010*	10.000000	12.164122	21.64%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	11.853676	12.701525	7.15%	0
2016	10.726980	11.853676	10.50%	0
2015	11.257006	10.726980	-4.71%	0
2014	11.374059	11.257006	-1.03%	0
2013	12.536518	11.374059	-9.27%	0
2012	10.907666	12.536518	14.93%	1,058
2011	10.521688	10.907666	3.67%	0
2010*	10.000000	10.521688	5.22%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.023148	0.23%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.543178	10.314675	8.08%	0
2016	9.501336	9.543178	0.44%	0
2015	10.487496	9.501336	-9.40%	0
2014	10.713143	10.487496	-2.11%	0
2013	11.748077	10.713143	-8.81%	0
2012	11.439204	11.748077	2.70%	0
2011	10.809926	11.439204	5.82%	0
2010*	10.000000	10.809926	8.10%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.984109	10.575526	5.92%	0
2016	9.840968	9.984109	1.45%	0
2015	10.517738	9.840968	-6.43%	0
2014	10.548669	10.517738	-0.29%	0
2013	11.820656	10.548669	-10.76%	0
2012	11.334271	11.820656	4.29%	0
2011	10.806504	11.334271	4.88%	0
2010*	10.000000	10.806504	8.07%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	12.893713	13.405005	3.97%	0
2016	11.757389	12.893713	9.66%	0
2015	12.263458	11.757389	-4.13%	0
2014	12.171544	12.263458	0.76%	0
2013	11.806191	12.171544	3.09%	0
2012	10.593548	11.806191	11.45%	0
2011	10.513348	10.593548	0.76%	0
2010*	10.000000	10.513348	5.13%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.302612	3.03%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.317798	9.208666	-1.17%	0
2016	9.423315	9.317798	-1.12%	0
2015	9.634915	9.423315	-2.20%	0
2014	9.798517	9.634915	-1.67%	0
2013	10.062833	9.798517	-2.63%	6,932
2012	9.750283	10.062833	3.21%	10,349
2011*	10.000000	9.750283	-2.50%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.112762	10.346196	2.31%	0
2016	10.099812	10.112762	0.13%	0
2015	10.313549	10.099812	-2.07%	0
2014	10.144395	10.313549	1.67%	0
2013	10.611719	10.144395	-4.40%	0
2012	9.929965	10.611719	6.87%	0
2011*	10.000000	9.929965	-0.70%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.754429	9.988029	2.39%	0
2016	9.551129	9.754429	2.13%	0
2015	9.964137	9.551129	-4.14%	0
2014	9.917256	9.964137	0.47%	0
2013*	10.000000	9.917256	-0.83%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	12.783769	13.353609	4.46%	0
2016	11.510879	12.783769	11.06%	0
2015	12.315585	11.510879	-6.53%	0
2014	12.655903	12.315585	-2.69%	0
2013	11.597899	12.655903	9.12%	0
2012	10.271664	11.597899	12.91%	0
2011	10.741702	10.271664	-4.38%	0
2010*	10.000000	10.741702	7.42%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	13.465291	13.773142	2.29%	0
2016	12.656340	13.465291	6.39%	0
2015	12.947619	12.656340	-2.25%	0
2014	12.962786	12.947619	-0.12%	0
2013	12.072062	12.962786	7.38%	0
2012	10.838624	12.072062	11.38%	0
2011	10.807842	10.838624	0.28%	0
2010*	10.000000	10.807842	8.08%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.301264	10.766701	29.70%	0
2016	8.450728	8.301264	-1.77%	0
2015	9.554893	8.450728	-11.56%	0
2014	9.945934	9.554893	-3.93%	0
2013	8.863425	9.945934	12.21%	0
2012	7.864694	8.863425	12.70%	0
2011	11.037697	7.864694	-28.75%	0
2010*	10.000000	11.037697	10.38%	0
ProFunds - ProFund VP Banks - Q/NQ
2017	15.813667	18.201083	15.10%	0
2016	13.147477	15.813667	20.28%	0
2015	13.529395	13.147477	-2.82%	0
2014	12.558858	13.529395	7.73%	0
2013	9.641789	12.558858	30.25%	0
2012	7.405558	9.641789	30.20%	0
2011*	10.000000	7.405558	-25.94%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	9.042226	10.852068	20.02%	0
2016	7.818294	9.042226	15.65%	0
2015	9.306343	7.818294	-15.99%	0
2014	9.377141	9.306343	-0.76%	0
2013	8.112390	9.377141	15.59%	0
2012	7.662152	8.112390	5.88%	0
2011*	10.000000	7.662152	-23.38%	0
ProFunds - ProFund VP Bear - Q/NQ
2017	3.046784	2.439540	-19.93%	0
2016	3.590173	3.046784	-15.14%	0
2015	3.868966	3.590173	-7.21%	0
2014	4.622800	3.868966	-16.31%	0
2013	6.448782	4.622800	-28.32%	0
2012	7.922710	6.448782	-18.60%	0
2011	8.908577	7.922710	-11.07%	0
2010*	10.000000	8.908577	-10.91%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	22.070169	26.398143	19.61%	0
2016	26.752354	22.070169	-17.50%	0
2015	26.534508	26.752354	0.82%	0
2014	20.956822	26.534508	26.62%	0
2013	12.749037	20.956822	64.38%	0
2012	9.283892	12.749037	37.32%	0
2011*	10.000000	9.283892	-7.16%	0
ProFunds - ProFund VP Bull - Q/NQ
2017	16.001064	18.639129	16.49%	0
2016	14.949253	16.001064	7.04%	0
2015	15.387367	14.949253	-2.85%	0
2014	14.143660	15.387367	8.79%	0
2013	11.168098	14.143660	26.64%	0
2012	10.047810	11.168098	11.15%	0
2011	10.294298	10.047810	-2.39%	0
2010*	10.000000	10.294298	2.94%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	14.713381	16.523369	12.30%	0
2016	14.558333	14.713381	1.07%	0
2015	14.320124	14.558333	1.66%	0
2014	13.310883	14.320124	7.58%	0
2013	10.617254	13.310883	25.37%	0
2012	9.813252	10.617254	8.19%	1,279
2011*	10.000000	9.813252	-1.87%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	17.746514	20.503480	15.54%	0
2016	17.451272	17.746514	1.69%	0
2015	17.079456	17.451272	2.18%	0
2014	15.560457	17.079456	9.76%	0
2013	11.398426	15.560457	36.51%	0
2012	9.565352	11.398426	19.16%	1,203
2011*	10.000000	9.565352	-4.35%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	6.703551	8.719412	30.07%	0
2016	6.186757	6.703551	8.35%	0
2015	7.670975	6.186757	-19.35%	0
2014	8.138043	7.670975	-5.74%	0
2013	8.910534	8.138043	-8.67%	0
2012	8.567319	8.910534	4.01%	0
2011	10.931727	8.567319	-21.63%	0
2010*	10.000000	10.931727	9.32%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	10.312971	12.050422	16.85%	0
2016	9.800532	10.312971	5.23%	0
2015	11.267309	9.800532	-13.02%	0
2014	12.637249	11.267309	-10.84%	0
2013	10.644826	12.637249	18.72%	0
2012	9.354644	10.644826	13.79%	0
2011	10.519020	9.354644	-11.07%	0
2010*	10.000000	10.519020	5.19%	0
ProFunds - ProFund VP Financials - Q/NQ
2017	15.371513	17.732806	15.36%	167
2016	13.656321	15.371513	12.56%	0
2015	14.204446	13.656321	-3.86%	0
2014	12.888832	14.204446	10.21%	0
2013	9.998374	12.888832	28.91%	0
2012	8.213464	9.998374	21.73%	0
2011*	10.000000	8.213464	-17.87%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	17.264017	20.375716	18.02%	0
2016	18.434608	17.264017	-6.35%	0
2015	17.984520	18.434608	2.50%	0
2014	14.896323	17.984520	20.73%	0
2013	10.920596	14.896323	36.41%	0
2012	9.530812	10.920596	14.58%	0
2011*	10.000000	9.530812	-4.69%	0
ProFunds - ProFund VP Industrials - Q/NQ
2017	14.722812	17.589259	19.47%	0
2016	12.832226	14.722812	14.73%	0
2015	13.613436	12.832226	-5.74%	0
2014	13.211368	13.613436	3.04%	0
2013	9.795368	13.211368	34.87%	0
2012	8.667326	9.795368	13.01%	0
2011*	10.000000	8.667326	-13.33%	0
ProFunds - ProFund VP International - Q/NQ
2017	9.714070	11.548314	18.88%	0
2016	10.045254	9.714070	-3.30%	0
2015	10.668144	10.045254	-5.84%	0
2014	11.895007	10.668144	-10.31%	0
2013	10.199272	11.895007	16.63%	0
2012	9.014314	10.199272	13.15%	0
2011	10.781765	9.014314	-16.39%	0
2010*	10.000000	10.781765	7.82%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2017	17.350835	23.041296	32.80%	0
2016	16.844898	17.350835	3.00%	0
2015	14.340369	16.844898	17.46%	0
2014	14.530077	14.340369	-1.31%	0
2013	9.812864	14.530077	48.07%	0
2012	8.395403	9.812864	16.88%	0
2011*	10.000000	8.395403	-16.05%	0
ProFunds - ProFund VP Japan - Q/NQ
2017	12.469152	14.416497	15.62%	0
2016	12.722369	12.469152	-1.99%	0
2015	12.319565	12.722369	3.27%	0
2014	12.228019	12.319565	0.75%	0
2013	8.451733	12.228019	44.68%	0
2012	7.043557	8.451733	19.99%	0
2011	8.858963	7.043557	-20.49%	0
2010*	10.000000	8.858963	-11.41%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	19.374552	24.654652	27.25%	0
2016	18.858446	19.374552	2.74%	0
2015	17.981683	18.858446	4.88%	0
2014	15.746008	17.981683	14.20%	0
2013	12.014955	15.746008	31.05%	809
2012	10.591778	12.014955	13.44%	0
2011	10.695995	10.591778	-0.97%	0
2010*	10.000000	10.695995	6.96%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	10.516539	9.938996	-5.49%	0
2016	8.676185	10.516539	21.21%	0
2015	11.601305	8.676185	-25.21%	0
2014	13.336099	11.601305	-13.01%	0
2013	11.012987	13.336099	21.09%	0
2012	10.966726	11.012987	0.42%	0
2011	10.989017	10.966726	-0.20%	0
2010*	10.000000	10.989017	9.89%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	16.146156	17.392015	7.72%	0
2016	17.183737	16.146156	-6.04%	0
2015	16.857310	17.183737	1.94%	0
2014	14.470295	16.857310	16.50%	0
2013	11.263596	14.470295	28.47%	0
2012	10.318017	11.263596	9.16%	0
2011*	10.000000	10.318017	3.18%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.075391	3.160224	2.76%	0
2016	2.022095	3.075391	52.09%	0
2015	3.085627	2.022095	-34.47%	0
2014	4.152730	3.085627	-25.70%	0
2013	6.856850	4.152730	-39.44%	0
2012	8.221953	6.856850	-16.60%	0
2011*	10.000000	8.221953	-17.78%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2017	12.680931	13.373791	5.46%	0
2016	12.288354	12.680931	3.19%	250
2015	12.549839	12.288354	-2.08%	0
2014	10.285215	12.549839	22.02%	0
2013	10.528453	10.285215	-2.31%	0
2012	9.206819	10.528453	14.35%	0
2011*	10.000000	9.206819	-7.93%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.331412	2.864533	-14.01%	0
2016	3.598896	3.331412	-7.43%	0
2015	3.746881	3.598896	-3.95%	0
2014	5.504794	3.746881	-31.93%	0
2013	4.842252	5.504794	13.68%	0
2012	5.331441	4.842252	-9.18%	0
2011	8.740078	5.331441	-39.00%	0
2010*	10.000000	8.740078	-12.60%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	16.532864	21.875076	32.31%	0
2016	13.263209	16.532864	24.65%	0
2015	13.991737	13.263209	-5.21%	0
2014	10.656107	13.991737	31.30%	0
2013	8.179766	10.656107	30.27%	0
2012	8.746133	8.179766	-6.48%	0
2011*	10.000000	8.746133	-12.54%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.224730	4.384029	-29.57%	0
2016	7.614008	6.224730	-18.25%	0
2015	6.995388	7.614008	8.84%	0
2014	7.383678	6.995388	-5.26%	0
2013	7.582698	7.383678	-2.62%	0
2012	8.935252	7.582698	-15.14%	0
2011	8.272424	8.935252	8.01%	0
2010*	10.000000	8.272424	-17.28%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2017	4.378193	3.391503	-22.54%	0
2016	4.766663	4.378193	-8.15%	0
2015	5.075840	4.766663	-6.09%	0
2014	5.059005	5.075840	0.33%	0
2013	6.562009	5.059005	-22.90%	0
2012	8.421251	6.562009	-22.08%	0
2011	8.474940	8.421251	-0.63%	0
2010*	10.000000	8.474940	-15.25%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.408125	1.757042	-27.04%	0
2016	2.743156	2.408125	-12.21%	0
2015	3.232263	2.743156	-15.13%	0
2014	4.108017	3.232263	-21.32%	0
2013	5.962271	4.108017	-31.10%	0
2012	7.523457	5.962271	-20.75%	0
2011	8.610037	7.523457	-12.62%	0
2010*	10.000000	8.610037	-13.90%	0
ProFunds - ProFund VP Technology - Q/NQ
2017	15.302022	20.191145	31.95%	0
2016	13.954756	15.302022	9.65%	0
2015	13.962463	13.954756	-0.06%	0
2014	12.111642	13.962463	15.28%	0
2013	9.912205	12.111642	22.19%	0
2012	9.207426	9.912205	7.65%	0
2011*	10.000000	9.207426	-7.93%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	13.571394	12.965267	-4.47%	0
2016	11.428958	13.571394	18.75%	0
2015	11.534452	11.428958	-0.91%	0
2014	11.751634	11.534452	-1.85%	0
2013	10.743874	11.751634	9.38%	0
2012	9.447997	10.743874	13.72%	0
2011*	10.000000	9.447997	-5.52%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	13.594002	14.527423	6.87%	0
2016	13.970339	13.594002	-2.69%	0
2015	15.169556	13.970339	-7.91%	0
2014	11.395423	15.169556	33.12%	0
2013	14.434219	11.395423	-21.05%	0
2012	14.647584	14.434219	-1.46%	0
2011	10.456858	14.647584	40.08%	0
2010*	10.000000	10.456858	4.57%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	38.740588	63.653786	64.31%	0
2016	36.539749	38.740588	6.02%	0
2015	32.955113	36.539749	10.88%	0
2014	24.856621	32.955113	32.58%	0
2013	14.223969	24.856621	74.75%	512
2012	10.896419	14.223969	30.54%	0
2011	11.298775	10.896419	-3.56%	0
2010*	10.000000	11.298775	12.99%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.619844	0.333119	-46.26%	0
2016	0.795915	0.619844	-22.12%	0
2015	1.105882	0.795915	-28.03%	0
2014	1.763689	1.105882	-37.30%	0
2013	3.518207	1.763689	-49.87%	0
2012	5.565387	3.518207	-36.78%	0
2011	7.326883	5.565387	-24.04%	0
2010*	10.000000	7.326883	-26.73%	0
ProFunds - ProFund VP Utilities - Q/NQ
2017	14.629489	15.798638	7.99%	0
2016	13.024512	14.629489	12.32%	0
2015	14.257677	13.024512	-8.65%	0
2014	11.604387	14.257677	22.86%	0
2013	10.492806	11.604387	10.59%	0
2012	10.736275	10.492806	-2.27%	0
2011*	10.000000	10.736275	7.36%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2017	8.046578	8.834537	9.79%	0
2016	6.478331	8.046578	24.21%	0
2015	6.976785	6.478331	-7.14%	0
2014	6.912040	6.976785	0.94%	307
2013	5.482057	6.912040	26.08%	315
2012	4.522032	5.482057	21.23%	321
2011	5.957523	4.522032	-24.10%	0
2010	5.399884	5.957523	10.33%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	21.097449	25.006812	18.53%	0
2016	16.517241	21.097449	27.73%	0
2015	20.463525	16.517241	-19.28%	0
2014	21.354729	20.463525	-4.17%	36
2013	21.609943	21.354729	-1.18%	37
2012	19.998066	21.609943	8.06%	38
2011	24.526086	19.998066	-18.46%	0
2010	19.837262	24.526086	23.64%	83

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	30.103627	38.033698	26.34%	0
2016	38.390286	30.103627	-21.59%	0
2015	36.261968	38.390286	5.87%	285
2014	27.998821	36.261968	29.51%	464
2013	18.603232	27.998821	50.51%	466
2012	14.017670	18.603232	32.71%	87
2011	12.986230	14.017670	7.94%	0
2010	12.019151	12.986230	8.05%	142
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	1.915887	1.952871	1.93%	0
2016	1.777923	1.915887	7.76%	0
2015	2.751896	1.777923	-35.39%	0
2014	4.272908	2.751896	-35.60%	464
2013	4.523253	4.272908	-5.53%	464
2012	4.700959	4.523253	-3.78%	464
2011	5.159094	4.700959	-8.88%	464
2010	4.892985	5.159094	5.44%	464
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	26.982102	29.372603	8.86%	0
2016	26.223153	26.982102	2.89%	91
2015	25.293995	26.223153	3.67%	0
2014	23.010391	25.293995	9.92%	126
2013	18.382576	23.010391	25.18%	129
2012	17.272979	18.382576	6.42%	131
2011	15.555754	17.272979	11.04%	91
2010	13.589439	15.555754	14.47%	103
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	21.536103	33.322344	54.73%	0
2016	16.878512	21.536103	27.59%	0
2015	18.055108	16.878512	-6.52%	0
2014	15.837841	18.055108	14.00%	932
2013	9.973561	15.837841	58.80%	768
2012	8.723677	9.973561	14.33%	768
2011	8.193129	8.723677	6.48%	768
2010	6.737820	8.193129	21.60%	635
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	14.171030	18.128398	27.93%	0
2016	11.676491	14.171030	21.36%	0
2015	11.717158	11.676491	-0.35%	0
2014	9.702144	11.717158	20.77%	0
2013	7.360505	9.702144	31.81%	0
2012	7.463562	7.360505	-1.38%	0
2011	9.156569	7.463562	-18.49%	0
2010	8.563350	9.156569	6.93%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2017	18.052860	16.516836	-8.51%	0
2016	14.079302	18.052860	28.22%	0
2015	20.675261	14.079302	-31.90%	0
2014	26.032827	20.675261	-20.58%	103
2013	21.603037	26.032827	20.51%	104
2012	21.616239	21.603037	-0.06%	105
2011	23.522499	21.616239	-8.10%	99
2010	20.243440	23.522499	16.20%	66
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	12.493189	9.920619	-20.59%	0
2016	10.393420	12.493189	20.20%	0
2015	15.592193	10.393420	-33.34%	0
2014	22.610097	15.592193	-31.04%	0
2013	18.698968	22.610097	20.92%	0
2012	19.082973	18.698968	-2.01%	0
2011	21.554618	19.082973	-11.47%	0
2010	17.520559	21.554618	23.02%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	9.154744	11.491515	25.53%	0
2016	9.933424	9.154744	-7.84%	0
2015	10.965867	9.933424	-9.42%	0
2014	12.839482	10.965867	-14.59%	0
2013	10.618101	12.839482	20.92%	0
2012	8.942777	10.618101	18.73%	0
2011	10.796791	8.942777	-17.17%	0
2010	12.398133	10.796791	-12.92%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	11.717896	13.218825	12.81%	0
2016	10.364833	11.717896	13.05%	0
2015	11.060654	10.364833	-6.29%	0
2014	10.066321	11.060654	9.88%	208
2013	8.085711	10.066321	24.50%	213
2012	6.753123	8.085711	19.73%	217
2011	8.132703	6.753123	-16.96%	0
2010	7.285987	8.132703	11.62%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	14.320328	15.323632	7.01%	0
2016	14.721371	14.320328	-2.72%	0
2015	15.893330	14.721371	-7.37%	825
2014	12.092770	15.893330	31.43%	1,028
2013	15.156634	12.092770	-20.21%	177
2012	15.077230	15.156634	0.53%	178
2011	10.917821	15.077230	38.10%	186
2010	10.159864	10.917821	7.46%	188

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	22.395456	26.856631	19.92%	0
2016	25.408514	22.395456	-11.86%	0
2015	24.905187	25.408514	2.02%	257
2014	20.476295	24.905187	21.63%	363
2013	14.793590	20.476295	38.41%	366
2012	12.937517	14.793590	14.35%	111
2011	12.661426	12.937517	2.18%	0
2010	12.150199	12.661426	4.21%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.513659	10.966642	4.31%	0
2016	9.650259	10.513659	8.95%	0
2015	9.958245	9.650259	-3.09%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2017	27.232235	35.607875	30.76%	0
2016	26.713957	27.232235	1.94%	0
2015	25.259465	26.713957	5.76%	0
2014	25.384033	25.259465	-0.49%	0
2013	17.197538	25.384033	47.60%	0
2012	14.767434	17.197538	16.46%	0
2011	17.178127	14.767434	-14.03%	0
2010	14.572957	17.178127	17.88%	50
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.469391	0.279685	-40.42%	0
2016	0.683578	0.469391	-31.33%	0
2015	0.761573	0.683578	-10.24%	0
2014	0.997412	0.761573	-23.65%	0
2013	1.821293	0.997412	-45.24%	0
2012	2.406678	1.821293	-24.32%	0
2011	3.381175	2.406678	-28.82%	0
2010	4.969886	3.381175	-31.97%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.605564	2.317175	-11.07%	0
2016	2.750362	2.605564	-5.26%	0
2015	2.852718	2.750362	-3.59%	0
2014	3.892644	2.852718	-26.72%	0
2013	3.460267	3.892644	12.50%	0
2012	3.779744	3.460267	-8.45%	0
2011	5.567154	3.779744	-32.11%	0
2010	6.542083	5.567154	-14.90%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.411616	1.191178	-15.62%	0
2016	1.788403	1.411616	-21.07%	0
2015	1.853227	1.788403	-3.50%	0
2014	2.146980	1.853227	-13.68%	0
2013	3.037198	2.146980	-29.31%	0
2012	3.812027	3.037198	-20.33%	0
2011	4.214652	3.812027	-9.55%	0
2010	5.780234	4.214652	-27.09%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	0.995032	0.731721	-26.46%	0
2016	1.126217	0.995032	-11.65%	0
2015	1.324394	1.126217	-14.96%	0
2014	1.667663	1.324394	-20.58%	0
2013	2.408382	1.667663	-30.76%	0
2012	3.033385	2.408382	-20.60%	0
2011	3.456041	3.033385	-12.23%	0
2010	4.497690	3.456041	-23.16%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.305047	1.101996	-15.56%	0
2016	1.677240	1.305047	-22.19%	0
2015	1.716743	1.677240	-2.30%	6,243
2014	1.929709	1.716743	-11.04%	0
2013	2.859230	1.929709	-32.51%	0
2012	3.579632	2.859230	-20.13%	0
2011	3.969677	3.579632	-9.83%	0
2010	5.619985	3.969677	-29.36%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	1.669223	1.346568	-19.33%	0
2016	1.943522	1.669223	-14.11%	0
2015	2.083711	1.943522	-6.73%	0
2014	2.495697	2.083711	-16.51%	106
2013	3.479846	2.495697	-28.28%	106
2012	4.294989	3.479846	-18.98%	10,641
2011	4.837856	4.294989	-11.22%	106
2010	5.969255	4.837856	-18.95%	106
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	17.055644	25.021675	46.71%	0
2016	16.050994	17.055644	6.26%	0
2015	14.684127	16.050994	9.31%	0
2014	17.786209	14.684127	-17.44%	0
2013	11.681662	17.786209	52.26%	0
2012	9.966025	11.681662	17.21%	0
2011	14.370912	9.966025	-30.65%	0
2010	12.722913	14.370912	12.95%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	24.606087	28.847463	17.24%	0
2016	23.008779	24.606087	6.94%	0
2015	23.503236	23.008779	-2.10%	0
2014	22.403942	23.503236	4.91%	51
2013	16.118503	22.403942	39.00%	52
2012	13.613298	16.118503	18.40%	53
2011	13.613638	13.613298	0.00%	0
2010	10.700886	13.613638	27.22%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	36.353351	43.448074	19.52%	0
2016	28.728544	36.353351	26.54%	0
2015	31.149025	28.728544	-7.77%	0
2014	28.512188	31.149025	9.25%	0
2013	19.444797	28.512188	46.63%	0
2012	16.025210	19.444797	21.34%	0
2011	17.767692	16.025210	-9.81%	90
2010	13.234265	17.767692	34.26%	215
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	54.568874	90.277475	65.44%	0
2016	51.011068	54.568874	6.97%	0
2015	45.595988	51.011068	11.88%	317
2014	34.205643	45.595988	33.30%	306
2013	19.446400	34.205643	75.90%	0
2012	14.855897	19.446400	30.90%	0
2011	15.324040	14.855897	-3.05%	0
2010	11.468361	15.324040	33.62%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	27.918899	35.731913	27.98%	0
2016	26.989163	27.918899	3.44%	0
2015	25.547382	26.989163	5.64%	0
2014	22.287134	25.547382	14.63%	0
2013	16.962449	22.287134	31.39%	0
2012	14.884230	16.962449	13.96%	0
2011	14.925674	14.884230	-0.28%	0
2010	12.906593	14.925674	15.64%	131
Rydex Variable Trust - Nova Fund - Q/NQ
2017	23.827077	30.648519	28.63%	0
2016	21.094679	23.827077	12.95%	0
2015	21.769824	21.094679	-3.10%	0
2014	18.809007	21.769824	15.74%	251
2013	12.934457	18.809007	45.42%	2,665
2012	10.841421	12.934457	19.31%	262
2011	11.238707	10.841421	-3.53%	137
2010	9.598368	11.238707	17.09%	256

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	7.890870	8.247619	4.52%	0
2016	4.884182	7.890870	61.56%	0
2015	7.187479	4.884182	-32.05%	730
2014	8.910175	7.187479	-19.33%	210
2013	16.938990	8.910175	-47.40%	212
2012	18.098216	16.938990	-6.41%	213
2011	24.448928	18.098216	-25.98%	194
2010	18.141747	24.448928	34.77%	243
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	18.929588	19.706146	4.10%	0
2016	17.606237	18.929588	7.52%	0
2015	18.506390	17.606237	-4.86%	0
2014	15.669353	18.506390	18.11%	0
2013	15.445479	15.669353	1.45%	0
2012	13.372906	15.445479	15.50%	0
2011	13.397624	13.372906	-0.18%	0
2010	10.993172	13.397624	21.87%	137
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	21.877161	24.091486	10.12%	0
2016	22.346460	21.877161	-2.10%	0
2015	23.204013	22.346460	-3.70%	0
2014	21.880664	23.204013	6.05%	0
2013	16.508637	21.880664	32.54%	0
2012	14.485978	16.508637	13.96%	0
2011	14.094598	14.485978	2.78%	51
2010	11.539884	14.094598	22.14%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	29.674593	34.761618	17.14%	0
2016	23.311814	29.674593	27.29%	0
2015	26.269609	23.311814	-11.26%	0
2014	25.809044	26.269609	1.78%	1,008
2013	16.676773	25.809044	54.76%	445
2012	13.994551	16.676773	19.17%	447
2011	16.327847	13.994551	-14.29%	449
2010	12.135808	16.327847	34.54%	405
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	27.089992	37.941979	40.06%	0
2016	23.050900	27.089992	17.52%	0
2015	24.016295	23.050900	-4.02%	506
2014	19.739973	24.016295	21.66%	581
2013	11.987810	19.739973	64.67%	0
2012	9.493277	11.987810	26.28%	0
2011	10.126179	9.493277	-6.25%	0
2010	8.268953	10.126179	22.46%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	17.645053	21.424501	21.42%	0
2016	17.623574	17.645053	0.12%	0
2015	17.863965	17.623574	-1.35%	0
2014	16.281117	17.863965	9.72%	0
2013	11.803982	16.281117	37.93%	0
2012	10.674181	11.803982	10.58%	0
2011	11.056455	10.674181	-3.46%	0
2010	9.060142	11.056455	22.03%	79
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	18.192663	20.574246	13.09%	0
2016	15.876572	18.192663	14.59%	0
2015	17.950821	15.876572	-11.56%	0
2014	16.578012	17.950821	8.28%	0
2013	11.692796	16.578012	41.78%	740
2012	9.802105	11.692796	19.29%	0
2011	10.371355	9.802105	-5.49%	0
2010	8.831814	10.371355	17.43%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	20.906533	24.234980	15.92%	0
2016	20.856243	20.906533	0.24%	0
2015	21.090808	20.856243	-1.11%	0
2014	21.950402	21.090808	-3.92%	0
2013	16.777145	21.950402	30.84%	0
2012	14.812644	16.777145	13.26%	0
2011	15.276668	14.812644	-3.04%	0
2010	11.805686	15.276668	29.40%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	19.217086	21.223436	10.44%	0
2016	15.275466	19.217086	25.80%	0
2015	17.758238	15.275466	-13.98%	0
2014	17.048683	17.758238	4.16%	0
2013	12.862373	17.048683	32.55%	0
2012	11.265605	12.862373	14.17%	0
2011	12.431089	11.265605	-9.38%	0
2010	10.602240	12.431089	17.25%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	20.544196	23.277584	13.30%	0
2016	17.733318	20.544196	15.85%	0
2015	18.237482	17.733318	-2.76%	0
2014	18.686113	18.237482	-2.40%	0
2013	13.548811	18.686113	37.92%	0
2012	12.551286	13.548811	7.95%	0
2011	12.422597	12.551286	1.04%	0
2010	10.149747	12.422597	22.39%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	17.594757	17.125953	-2.66%	0
2016	13.683131	17.594757	28.59%	0
2015	16.215936	13.683131	-15.62%	0
2014	16.399493	16.215936	-1.12%	0
2013	11.764106	16.399493	39.40%	0
2012	10.013314	11.764106	17.48%	0
2011	11.329026	10.013314	-11.61%	0
2010	9.278496	11.329026	22.10%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	6.885642	5.534616	-19.62%	0
2016	6.592854	6.885642	4.44%	0
2015	5.959296	6.592854	10.63%	0
2014	4.966821	5.959296	19.98%	2,030
2013	5.244667	4.966821	-5.30%	0
2012	5.734182	5.244667	-8.54%	0
2011	6.136245	5.734182	-6.55%	0
2010	6.583808	6.136245	-6.80%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2017	19.312719	25.001870	29.46%	0
2016	17.813776	19.312719	8.41%	0
2015	18.050902	17.813776	-1.31%	0
2014	16.774482	18.050902	7.61%	0
2013	12.693898	16.774482	32.15%	0
2012	11.614868	12.693898	9.29%	0
2011	13.105646	11.614868	-11.38%	60
2010	11.985357	13.105646	9.35%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	12.546741	12.963256	3.32%	0
2016	10.948827	12.546741	14.59%	256
2015	12.027360	10.948827	-8.97%	0
2014	12.009062	12.027360	0.15%	0
2013	10.474958	12.009062	14.65%	0
2012	10.235750	10.474958	2.34%	0
2011	12.251562	10.235750	-16.45%	0
2010	10.961909	12.251562	11.76%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	23.344701	27.803550	19.10%	0
2016	20.720575	23.344701	12.66%	0
2015	24.711309	20.720575	-16.15%	0
2014	20.617770	24.711309	19.85%	0
2013	14.023080	20.617770	47.03%	0
2012	12.219918	14.023080	14.76%	0
2011	14.086214	12.219918	-13.25%	0
2010	11.626446	14.086214	21.16%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	21.443664	23.236284	8.36%	0
2016	18.883948	21.443664	13.55%	0
2015	20.885956	18.883948	-9.59%	0
2014	17.412923	20.885956	19.95%	46
2013	15.701504	17.412923	10.90%	47
2012	15.910774	15.701504	-1.32%	48
2011	14.017778	15.910774	13.50%	51
2010	13.437528	14.017778	4.32%	56
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.051045	5.882369	16.46%	0
2016	5.668737	5.051045	-10.90%	0
2015	6.983409	5.668737	-18.83%	948
2014	9.163333	6.983409	-23.79%	0
2013	9.660656	9.163333	-5.15%	0
2012	9.822018	9.660656	-1.64%	0
2011	10.447943	9.822018	-5.99%	0
2010	11.340894	10.447943	-7.87%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.605425	9.615934	0.11%	4,277
2016	9.606339	9.605425	-0.01%	4,277
2015	9.932491	9.606339	-3.28%	4,798
2014	10.038778	9.932491	-1.06%	5,358
2013*	10.000000	10.038778	0.39%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.719611	7.20%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	5.979601	5.737395	-4.05%	0
2016	4.262885	5.979601	40.27%	0
2015	6.563085	4.262885	-35.05%	0
2014	8.312752	6.563085	-21.05%	0
2013	7.705481	8.312752	7.88%	3,025
2012	7.636867	7.705481	0.90%	1,781
2011*	10.000000	7.636867	-23.63%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	11.893772	13.415975	12.80%	0
2016	11.672969	11.893772	1.89%	0
2015	11.813304	11.672969	-1.19%	0
2014	11.306165	11.813304	4.49%	0
2013	9.967980	11.306165	13.42%	0
2012	9.013328	9.967980	10.59%	0
2011*	10.000000	9.013328	-9.87%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.399812	9.093145	-3.26%	0
2016	6.843339	9.399812	37.36%	0
2015	11.301598	6.843339	-39.45%	0
2014	10.352404	11.301598	9.17%	0
2013*	10.000000	10.352404	3.52%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.382538	12.657117	21.91%	557
2016	9.856786	10.382538	5.33%	557
2015	10.239224	9.856786	-3.74%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.639057	9.748821	1.14%	3,674
2016	9.465195	9.639057	1.84%	6,947
2015	9.948507	9.465195	-4.86%	5,642
2014	9.872594	9.948507	0.77%	6,221
2013	11.058275	9.872594	-10.72%	6,290
2012	10.556962	11.058275	4.75%	7,715
2011*	10.000000	10.556962	5.57%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.160712	11.943294	17.54%	376
2016	9.177639	10.160712	10.71%	376
2015*	10.000000	9.177639	-8.22%	1,266
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	10.935985	11.602098	6.09%	3,290
2016	9.304299	10.935985	17.54%	8,370
2015*	10.000000	9.304299	-6.96%	9,627
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.529648	10.472816	9.90%	0
2016	9.412088	9.529648	1.25%	0
2015	9.824626	9.412088	-4.20%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	10.976976	13.452962	22.56%	91
2016	11.047751	10.976976	-0.64%	161
2015	11.327485	11.047751	-2.47%	1,059
2014	11.397425	11.327485	-0.61%	738
2013*	10.000000	11.397425	13.97%	262

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.051515	12.559507	13.65%	257
2016*	10.000000	11.051515	10.52%	1,329
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	11.533266	12.793929	10.93%	3,007
2016	11.388763	11.533266	1.27%	1,830
2015	11.792900	11.388763	-3.43%	0
2014	11.859939	11.792900	-0.57%	1,450
2013	10.625920	11.859939	11.61%	2,299
2012	9.906093	10.625920	7.27%	1,450
2011	10.537980	9.906093	-6.00%	6,679
2010*	10.000000	10.537980	5.38%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.623697	10.770869	11.92%	0
2016	9.292283	9.623697	3.57%	0
2015	9.921132	9.292283	-6.34%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.801862	9.868955	0.68%	0
2016*	10.000000	9.801862	-1.98%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.037331	0.37%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.128313	1.28%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.411111	5.358938	-0.96%	0
2016	4.951446	5.411111	9.28%	0
2015	6.776747	4.951446	-26.93%	0
2014	8.371137	6.776747	-19.05%	0
2013	9.563737	8.371137	-12.47%	0
2012	10.014356	9.563737	-4.50%	0
2011	11.752182	10.014356	-14.79%	0
2010*	10.000000	11.752182	17.52%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.547433	12.959735	12.23%	332
2016	10.274656	11.547433	12.39%	332
2015	10.804601	10.274656	-4.90%	227
2014*	10.000000	10.804601	8.05%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.103675	10.196122	0.91%	2,807
2016	9.506316	10.103675	6.28%	2,807
2015*	10.000000	9.506316	-4.94%	2,807

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.196075	12.423678	10.96%	0
2016	11.159592	11.196075	0.33%	0
2015	11.446792	11.159592	-2.51%	1,618
2014	11.118493	11.446792	2.95%	1,618
2013	9.881869	11.118493	12.51%	1,618
2012	9.026239	9.881869	9.48%	0
2011*	10.000000	9.026239	-9.74%	2,357
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.354740	11.729866	13.28%	0
2016*	10.000000	10.354740	3.55%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.571267	11.617663	9.90%	8,254
2016	9.205727	10.571267	14.83%	13,153
2015*	10.000000	9.205727	-7.94%	14,943
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.175280	12.713388	13.76%	0
2016*	10.000000	11.175280	11.75%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	9.995129	13.146059	31.52%	7,009
2016	10.189435	9.995129	-1.91%	12,964
2015*	10.000000	10.189435	1.89%	22,421
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.071349	10.504581	4.30%	1,572
2016	9.042315	10.071349	11.38%	3,513
2015*	10.000000	9.042315	-9.58%	6,313
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.898360	10.041998	1.45%	0
2016*	10.000000	9.898360	-1.02%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.121168	1.21%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	9.947149	10.436343	4.92%	0
2016	9.439433	9.947149	5.38%	0
2015	9.867562	9.439433	-4.34%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.670773	14.934408	9.24%	0
2016	12.381215	13.670773	10.42%	0
2015	13.533110	12.381215	-8.51%	0
2014	13.488857	13.533110	0.33%	742
2013	11.171834	13.488857	20.74%	742
2012	9.930443	11.171834	12.50%	742
2011	10.338785	9.930443	-3.95%	742
2010*	10.000000	10.338785	3.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	10.776828	11.530561	6.99%	1,474
2016	9.688079	10.776828	11.24%	2,255
2015	10.685234	9.688079	-9.33%	6,617
2014	10.470308	10.685234	2.05%	7,206
2013*	10.000000	10.470308	4.70%	1,039
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.025782	12.740727	5.95%	0
2016	10.988968	12.025782	9.44%	0
2015	11.691791	10.988968	-6.01%	0
2014	11.338208	11.691791	3.12%	346
2013*	10.000000	11.338208	13.38%	956
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.373788	9.320858	-0.56%	0
2016	9.334259	9.373788	0.42%	0
2015*	10.000000	9.334259	-6.66%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.719295	10.725109	10.35%	2,800
2016	9.548527	9.719295	1.79%	2,800
2015	10.392979	9.548527	-8.13%	2,800
2014	10.249612	10.392979	1.40%	0
2013*	10.000000	10.249612	2.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.511658	9.395775	-1.22%	0
2016	9.657108	9.511658	-1.51%	0
2015	9.955909	9.657108	-3.00%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	5.776515	6.126206	6.05%	0
2016	6.946952	5.776515	-16.85%	0
2015	7.233379	6.946952	-3.96%	0
2014	6.615595	7.233379	9.34%	0
2013	6.610615	6.615595	0.08%	0
2012	7.632298	6.610615	-13.39%	0
2011	8.562274	7.632298	-10.86%	144
2010	9.099021	8.562274	-5.90%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	10.014163	11.220616	12.05%	0
2016	10.198157	10.014163	-1.80%	0
2015	10.324184	10.198157	-1.22%	0
2014	10.295737	10.324184	0.28%	0
2013	8.985557	10.295737	14.58%	290
2012	8.820928	8.985557	1.87%	290
2011	9.677080	8.820928	-8.85%	0
2010	8.920119	9.677080	8.49%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	7.893948	7.984059	1.14%	0
2016	8.130986	7.893948	-2.92%	0
2015	8.183898	8.130986	-0.65%	0
2014	8.015928	8.183898	2.10%	0
2013	8.083608	8.015928	-0.84%	237
2012	8.106764	8.083608	-0.29%	237
2011	8.038078	8.106764	0.85%	374
2010	7.760161	8.038078	3.58%	237
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.480418	10.578375	0.93%	0
2016	9.895529	10.480418	5.91%	2,352
2015	10.070701	9.895529	-1.74%	7,431
2014	10.083529	10.070701	-0.13%	2,007
2013*	10.000000	10.083529	0.84%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.452336	11.199541	7.15%	930
2016	9.607685	10.452336	8.79%	930
2015	10.302395	9.607685	-6.74%	120
2014	9.990659	10.302395	3.12%	0
2013*	10.000000	9.990659	-0.09%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	10.451122	12.058936	15.38%	513
2016	10.995282	10.451122	-4.95%	857
2015	12.297998	10.995282	-10.59%	3,275
2014	13.307660	12.297998	-7.59%	4,559
2013	10.901880	13.307660	22.07%	5,562
2012	9.377960	10.901880	16.25%	10,421
2011	10.359589	9.377960	-9.48%	22,176
2010*	10.000000	10.359589	3.60%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.347886	10.410265	24.71%	442
2016	7.084675	8.347886	17.83%	657
2015	9.084883	7.084675	-22.02%	0
2014	9.766000	9.084883	-6.97%	0
2013*	10.000000	9.766000	-2.34%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	9.846629	10.415573	5.78%	0
2016	8.749492	9.846629	12.54%	0
2015	9.549784	8.749492	-8.38%	0
2014	9.939694	9.549784	-3.92%	0
2013*	10.000000	9.939694	-0.60%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.897322	10.028576	1.33%	0
2016*	10.000000	9.897322	-1.03%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.847523	11.810562	8.88%	0
2016*	10.000000	10.847523	8.48%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	10.604805	11.440881	7.88%	502
2016	10.256884	10.604805	3.39%	502
2015	10.783096	10.256884	-4.88%	0
2014	10.603547	10.783096	1.69%	0
2013	10.014356	10.603547	5.88%	0
2012	9.396014	10.014356	6.58%	0
2011*	10.000000	9.396014	-6.04%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	10.934929	11.690348	6.91%	0
2016	10.136280	10.934929	7.88%	24
2015	10.514490	10.136280	-3.60%	114
2014	10.475797	10.514490	0.37%	376
2013	11.769561	10.475797	-10.99%	454
2012	10.236034	11.769561	14.98%	654
2011*	10.000000	10.236034	2.36%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.919594	10.891227	9.80%	147
2016	8.844235	9.919594	12.16%	147
2015	10.528391	8.844235	-16.00%	147
2014*	10.000000	10.528391	5.28%	187
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.222866	12.011532	7.03%	0
2016	11.155504	11.222866	0.60%	556
2015	11.600233	11.155504	-3.83%	825
2014	10.444762	11.600233	11.06%	1,131
2013	10.432328	10.444762	0.12%	1,483
2012	8.230326	10.432328	26.75%	1,025
2011*	10.000000	8.230326	-17.70%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.311543	11.665713	13.13%	0
2016	10.019350	10.311543	2.92%	0
2015	10.988586	10.019350	-8.82%	0
2014	11.044141	10.988586	-0.50%	0
2013	9.780677	11.044141	12.92%	0
2012	8.818984	9.780677	10.90%	0
2011*	10.000000	8.818984	-11.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.478327	15.225760	12.96%	6,159
2016	12.675142	13.478327	6.34%	6,755
2015	12.866872	12.675142	-1.49%	21,619
2014	12.563080	12.866872	2.42%	38,741
2013	10.446123	12.563080	20.27%	56,263
2012	9.254575	10.446123	12.88%	14,964
2011*	10.000000	9.254575	-7.45%	3,940
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.013035	11.569163	15.54%	0
2016*	10.000000	10.013035	0.13%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.333081	10.761781	4.15%	0
2016	9.278362	10.333081	11.37%	0
2015	9.766069	9.278362	-4.99%	0
2014*	10.000000	9.766069	-2.34%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.925558	13.297834	21.71%	0
2016*	10.000000	10.925558	9.26%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.805698	9.864667	0.60%	0
2016	9.828980	9.805698	-0.24%	0
2015	10.061583	9.828980	-2.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	14.389383	16.817266	16.87%	0
2016	13.611348	14.389383	5.72%	0
2015	14.202349	13.611348	-4.16%	0
2014	13.932544	14.202349	1.94%	0
2013	11.030900	13.932544	26.30%	0
2012	9.735903	11.030900	13.30%	0
2011	10.659947	9.735903	-8.67%	0
2010*	10.000000	10.659947	6.60%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.317457	13.464734	9.31%	0
2016	11.899118	12.317457	3.52%	0
2015	12.328602	11.899118	-3.48%	0
2014	12.117497	12.328602	1.74%	0
2013	10.833816	12.117497	11.85%	0
2012	10.000417	10.833816	8.33%	0
2011	10.390801	10.000417	-3.76%	7,664
2010*	10.000000	10.390801	3.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.357633	15.091051	12.98%	0
2016	12.758067	13.357633	4.70%	0
2015	13.254650	12.758067	-3.75%	0
2014	12.977926	13.254650	2.13%	0
2013	10.972568	12.977926	18.28%	0
2012	9.898370	10.972568	10.85%	0
2011	10.508789	9.898370	-5.81%	0
2010*	10.000000	10.508789	5.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.798320	11.204334	3.76%	0
2016	10.580679	10.798320	2.06%	0
2015	10.926624	10.580679	-3.17%	0
2014	10.839390	10.926624	0.80%	0
2013	10.589266	10.839390	2.36%	0
2012	10.098598	10.589266	4.86%	0
2011	10.207595	10.098598	-1.07%	0
2010*	10.000000	10.207595	2.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	9.844557	11.022216	11.96%	0
2016	9.559896	9.844557	2.98%	0
2015	10.239729	9.559896	-6.64%	0
2014	10.264910	10.239729	-0.25%	0
2013*	10.000000	10.264910	2.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.793482	11.254079	14.91%	0
2016	9.451582	9.793482	3.62%	0
2015	10.185744	9.451582	-7.21%	0
2014	10.336821	10.185744	-1.46%	0
2013*	10.000000	10.336821	3.37%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.848922	14.286090	11.19%	0
2016	12.339157	12.848922	4.13%	0
2015	12.785370	12.339157	-3.49%	0
2014	12.533690	12.785370	2.01%	0
2013	10.906526	12.533690	14.92%	0
2012	9.950232	10.906526	9.61%	0
2011	10.443210	9.950232	-4.72%	0
2010*	10.000000	10.443210	4.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.706319	15.787691	15.19%	4,945
2016	13.058285	13.706319	4.96%	4,945
2015	13.591218	13.058285	-3.92%	4,945
2014	13.324737	13.591218	2.00%	4,945
2013	10.991003	13.324737	21.23%	0
2012	9.833381	10.991003	11.77%	0
2011	10.573840	9.833381	-7.00%	0
2010*	10.000000	10.573840	5.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.860340	12.714419	7.20%	8,368
2016	11.469462	11.860340	3.41%	0
2015	11.884140	11.469462	-3.49%	0
2014	11.704801	11.884140	1.53%	0
2013	10.786479	11.704801	8.51%	0
2012	10.048757	10.786479	7.34%	0
2011	10.328500	10.048757	-2.71%	0
2010*	10.000000	10.328500	3.29%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.175562	10.300884	1.23%	0
2016	10.093695	10.175562	0.81%	58
2015	10.401015	10.093695	-2.95%	277
2014	10.165972	10.401015	2.31%	863
2013	10.639301	10.165972	-4.45%	1,296
2012	10.182390	10.639301	4.49%	1,735
2011*	10.000000	10.182390	1.82%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.061989	13.871954	15.01%	0
2016	11.100041	12.061989	8.67%	0
2015	11.750061	11.100041	-5.53%	0
2014	11.679776	11.750061	0.60%	0
2013*	10.000000	11.679776	16.80%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.535729	12.810592	11.05%	0
2016	10.871310	11.535729	6.11%	0
2015	11.344216	10.871310	-4.17%	0
2014	11.416916	11.344216	-0.64%	0
2013*	10.000000	11.416916	14.17%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.249598	11.388498	38.05%	0
2016	7.850372	8.249598	5.09%	0
2015	9.580136	7.850372	-18.06%	0
2014*	10.000000	9.580136	-4.20%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.657819	9.618228	-0.41%	0
2016	9.826825	9.657819	-1.72%	6,563
2015	10.084612	9.826825	-2.56%	0
2014*	10.000000	10.084612	0.85%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.395375	8.207930	-2.23%	22,763
2016	8.605473	8.395375	-2.44%	46,443
2015	8.821602	8.605473	-2.45%	40,898
2014	9.043155	8.821602	-2.45%	38,618
2013	9.270278	9.043155	-2.45%	26,886
2012	9.503749	9.270278	-2.46%	46,241
2011	9.741767	9.503749	-2.44%	91,117
2010	9.986418	9.741767	-2.45%	67,528
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.241694	11.259685	21.84%	0
2016	9.386535	9.241694	-1.54%	0
2015	9.715552	9.386535	-3.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.592863	12.238654	15.54%	5,781
2016	9.919014	10.592863	6.79%	5,781
2015	10.270670	9.919014	-3.42%	0
2014*	10.000000	10.270670	2.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.275208	11.139967	8.42%	0
2016	9.908071	10.275208	3.71%	0
2015	10.174598	9.908071	-2.62%	0
2014*	10.000000	10.174598	1.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.454458	11.709426	12.00%	0
2016	9.946470	10.454458	5.11%	0
2015	10.250819	9.946470	-2.97%	0
2014*	10.000000	10.250819	2.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.027783	10.338709	3.10%	0
2016	9.858581	10.027783	1.72%	735
2015	10.079501	9.858581	-2.19%	735
2014*	10.000000	10.079501	0.80%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	9.965981	11.086717	11.25%	0
2016	9.663973	9.965981	3.13%	0
2015	10.238585	9.663973	-5.61%	0
2014	10.244154	10.238585	-0.05%	0
2013*	10.000000	10.244154	2.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.001065	11.411823	14.11%	0
2016	9.585266	10.001065	4.34%	0
2015	10.230664	9.585266	-6.31%	0
2014	10.308899	10.230664	-0.76%	0
2013*	10.000000	10.308899	3.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.404519	11.462482	10.17%	6,064
2016	9.954062	10.404519	4.53%	6,064
2015	10.238344	9.954062	-2.78%	1,888
2014*	10.000000	10.238344	2.38%	8,371
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.496156	11.947632	13.83%	12,418
2016	9.917828	10.496156	5.83%	12,418
2015	10.241685	9.917828	-3.16%	9,964
2014*	10.000000	10.241685	2.42%	9,964
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.227082	10.896277	6.54%	0
2016	9.917611	10.227082	3.12%	0
2015	10.169812	9.917611	-2.48%	5,901
2014*	10.000000	10.169812	1.70%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.187460	12.628928	23.97%	3,344
2016*	10.000000	10.187460	1.87%	2,077
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.280750	12.741741	12.95%	0
2016	9.612821	11.280750	17.35%	0
2015	10.110491	9.612821	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.670973	10.032053	3.73%	0
2016	9.124216	9.670973	5.99%	0
2015	9.631792	9.124216	-5.27%	393
2014	9.504581	9.631792	1.34%	393
2013*	10.000000	9.504581	-4.95%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	11.522356	14.111467	22.47%	0
2016	12.110301	11.522356	-4.85%	2,297
2015	12.496332	12.110301	-3.09%	3,470
2014	12.985813	12.496332	-3.77%	2,690
2013	10.994494	12.985813	18.11%	2,707
2012	9.756930	10.994494	12.68%	735
2011	11.066603	9.756930	-11.83%	0
2010*	10.000000	11.066603	10.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.452215	10.103972	19.54%	205
2016	8.252815	8.452215	2.42%	4,212
2015	8.937976	8.252815	-7.67%	5,531
2014*	10.000000	8.937976	-10.62%	4,073
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	16.125112	20.431715	26.71%	147
2016	16.206437	16.125112	-0.50%	1,564
2015	16.109313	16.206437	0.60%	1,556
2014	14.992408	16.109313	7.45%	1,144
2013	11.433895	14.992408	31.12%	0
2012	10.092714	11.433895	13.29%	0
2011	10.691268	10.092714	-5.60%	0
2010*	10.000000	10.691268	6.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	16.178297	18.049860	11.57%	297
2016	14.290464	16.178297	13.21%	297
2015	15.170797	14.290464	-5.80%	297
2014	14.106817	15.170797	7.54%	721
2013	10.709604	14.106817	31.72%	721
2012	9.336731	10.709604	14.70%	0
2011	10.191742	9.336731	-8.39%	0
2010*	10.000000	10.191742	1.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	15.986492	19.888499	24.41%	146
2016	15.451206	15.986492	3.46%	152
2015	15.894278	15.451206	-2.79%	3,872
2014	15.709185	15.894278	1.18%	292
2013	11.618185	15.709185	35.21%	127
2012	10.389219	11.618185	11.83%	0
2011	11.145747	10.389219	-6.79%	0
2010*	10.000000	11.145747	11.46%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.005185	21.106827	11.06%	272
2016	16.566420	19.005185	14.72%	1,781
2015	17.487171	16.566420	-5.27%	2,101
2014	15.318999	17.487171	14.15%	1,419
2013	11.574145	15.318999	32.36%	1,419
2012	10.198486	11.574145	13.49%	0
2011	10.702571	10.198486	-4.71%	0
2010*	10.000000	10.702571	7.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.374848	13.863013	21.87%	212
2016	10.765643	11.374848	5.66%	221
2015	10.953246	10.765643	-1.71%	231
2014*	10.000000	10.953246	9.53%	240
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	12.007165	12.775494	6.40%	204
2016	9.773325	12.007165	22.86%	889
2015	10.660901	9.773325	-8.33%	2,061
2014*	10.000000	10.660901	6.61%	1,490
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	11.893082	13.167463	10.72%	0
2016	9.924819	11.893082	19.83%	0
2015	10.343251	9.924819	-4.05%	0
2014*	10.000000	10.343251	3.43%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.560816	13.593188	17.58%	0
2016	10.638668	11.560816	8.67%	0
2015	10.804816	10.638668	-1.54%	0
2014*	10.000000	10.804816	8.05%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.164024	11.560400	3.55%	1,010
2016	10.677203	11.164024	4.56%	2,792
2015	11.602128	10.677203	-7.97%	1,010
2014	9.247849	11.602128	25.46%	1,010
2013*	10.000000	9.247849	-7.52%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	10.854743	12.869557	18.56%	2,425
2016	9.964232	10.854743	8.94%	2,784
2015	10.097046	9.964232	-1.32%	772

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.282944	9.199140	-0.90%	0
2016	9.284106	9.282944	-0.01%	1,025
2015	9.549865	9.284106	-2.78%	2,044
2014	9.741610	9.549865	-1.97%	1,886
2013	9.975762	9.741610	-2.35%	2,222
2012	9.878864	9.975762	0.98%	2,302
2011*	10.000000	9.878864	-1.21%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.155900	12.426756	11.39%	0
2016	9.460708	11.155900	17.92%	0
2015	10.196130	9.460708	-7.21%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	8.999719	9.366475	4.08%	0
2016	9.284989	8.999719	-3.07%	0
2015	10.025548	9.284989	-7.39%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.475630	10.200912	7.65%	0
2016	8.893383	9.475630	6.55%	0
2015	9.840242	8.893383	-9.62%	3,297
2014	10.117357	9.840242	-2.74%	3,297
2013*	10.000000	10.117357	1.17%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	9.890348	9.925469	0.36%	0
2016	8.956426	9.890348	10.43%	0
2015	9.485848	8.956426	-5.58%	0
2014	9.589634	9.485848	-1.08%	0
2013*	10.000000	9.589634	-4.10%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	9.678208	9.641479	-0.38%	0
2016	9.505113	9.678208	1.82%	300
2015	9.994554	9.505113	-4.90%	1,990
2014	10.357032	9.994554	-3.50%	2,021
2013	10.149985	10.357032	2.04%	0
2012*	10.000000	10.149985	1.50%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.121443	14.790543	32.99%	491
2016	11.417938	11.121443	-2.60%	491
2015	11.290114	11.417938	1.13%	7,039
2014	11.340533	11.290114	-0.44%	0
2013*	10.000000	11.340533	13.41%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.894113	10.943785	10.61%	89
2016	8.982644	9.894113	10.15%	463
2015	10.140006	8.982644	-11.41%	1,539
2014	10.347630	10.140006	-2.01%	1,539
2013	10.595947	10.347630	-2.34%	1,539
2012	9.461672	10.595947	11.99%	938
2011*	10.000000	9.461672	-5.38%	11,142
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.035912	6.008965	-0.45%	281
2016	5.386065	6.035912	12.07%	281
2015	7.427699	5.386065	-27.49%	178
2014	9.356619	7.427699	-20.62%	0
2013	11.246664	9.356619	-16.81%	0
2012	10.967800	11.246664	2.54%	0
2011	12.159995	10.967800	-9.80%	379
2010*	10.000000	12.159995	21.60%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	11.813307	12.651799	7.10%	0
2016	10.695912	11.813307	10.45%	0
2015	11.230163	10.695912	-4.76%	0
2014	11.352753	11.230163	-1.08%	425
2013	12.519442	11.352753	-9.32%	0
2012	10.898398	12.519442	14.87%	6,713
2011	10.518116	10.898398	3.62%	0
2010*	10.000000	10.518116	5.18%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.019749	0.20%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.510636	10.274245	8.03%	0
2016	9.473775	9.510636	0.39%	0
2015	10.462424	9.473775	-9.45%	0
2014	10.693007	10.462424	-2.16%	0
2013	11.732003	10.693007	-8.86%	218
2012	11.429428	11.732003	2.65%	313
2011	10.806207	11.429428	5.77%	0
2010*	10.000000	10.806207	8.06%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.950073	10.534103	5.87%	167
2016	9.812431	9.950073	1.40%	1,814
2015	10.492620	9.812431	-6.48%	2,599
2014	10.528873	10.492620	-0.34%	2,045
2013	11.804521	10.528873	-10.81%	2,174
2012	11.324620	11.804521	4.24%	3,002
2011	10.802830	11.324620	4.83%	0
2010*	10.000000	10.802830	8.03%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	12.849792	13.352514	3.91%	0
2016	11.723326	12.849792	9.61%	0
2015	12.234191	11.723326	-4.18%	0
2014	12.148714	12.234191	0.70%	0
2013	11.790087	12.148714	3.04%	6,814
2012	10.584541	11.790087	11.39%	8,281
2011	10.509776	10.584541	0.71%	0
2010*	10.000000	10.509776	5.10%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.299110	2.99%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.290765	9.177245	-1.22%	0
2016	9.400781	9.290765	-1.17%	95
2015	9.616802	9.400781	-2.25%	733
2014	9.785100	9.616802	-1.72%	3,589
2013	10.054211	9.785100	-2.68%	4,387
2012	9.746934	10.054211	3.15%	11,772
2011*	10.000000	9.746934	-2.53%	8,956
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.083472	10.310955	2.26%	2,967
2016	10.075704	10.083472	0.08%	9,740
2015	10.294216	10.075704	-2.12%	9,829
2014	10.130569	10.294216	1.62%	27,756
2013	10.602684	10.130569	-4.45%	18,332
2012	9.926600	10.602684	6.81%	14,544
2011*	10.000000	9.926600	-0.73%	2,193
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.738763	9.966899	2.34%	1,079
2016	9.540665	9.738763	2.08%	1,079
2015	9.958327	9.540665	-4.19%	0
2014	9.916562	9.958327	0.42%	0
2013*	10.000000	9.916562	-0.83%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	12.740132	13.301223	4.40%	0
2016	11.477463	12.740132	11.00%	0
2015	12.286124	11.477463	-6.58%	0
2014	12.632095	12.286124	-2.74%	0
2013	11.582027	12.632095	9.07%	0
2012	10.262886	11.582027	12.85%	1,580
2011	10.738011	10.262886	-4.42%	1,580
2010*	10.000000	10.738011	7.38%	998

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	13.419399	13.719191	2.23%	0
2016	12.619651	13.419399	6.34%	765
2015	12.916702	12.619651	-2.30%	247
2014	12.938470	12.916702	-0.17%	771
2013	12.055596	12.938470	7.32%	6,977
2012	10.829408	12.055596	11.32%	3,758
2011	10.804171	10.829408	0.23%	0
2010*	10.000000	10.804171	8.04%	1,476
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.272964	10.724543	29.63%	0
2016	8.426222	8.272964	-1.82%	0
2015	9.532078	8.426222	-11.60%	0
2014	9.927276	9.532078	-3.98%	191
2013	8.851339	9.927276	12.16%	191
2012	7.858002	8.851339	12.64%	0
2011	11.033950	7.858002	-28.78%	0
2010*	10.000000	11.033950	10.34%	0
ProFunds - ProFund VP Banks - Q/NQ
2017	15.767809	18.139042	15.04%	88
2016	13.116049	15.767809	20.22%	92
2015	13.503976	13.116049	-2.87%	96
2014	12.541696	13.503976	7.67%	482
2013	9.633548	12.541696	30.19%	0
2012	7.403034	9.633548	30.13%	0
2011*	10.000000	7.403034	-25.97%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	9.015998	10.815071	19.95%	0
2016	7.799598	9.015998	15.60%	0
2015	9.288864	7.799598	-16.03%	0
2014	9.364328	9.288864	-0.81%	0
2013	8.105459	9.364328	15.53%	0
2012	7.659535	8.105459	5.82%	0
2011*	10.000000	7.659535	-23.40%	0
ProFunds - ProFund VP Bear - Q/NQ
2017	3.036401	2.429992	-19.97%	0
2016	3.579761	3.036401	-15.18%	0
2015	3.859724	3.579761	-7.25%	0
2014	4.614127	3.859724	-16.35%	0
2013	6.439976	4.614127	-28.35%	0
2012	7.915960	6.439976	-18.65%	0
2011	8.905549	7.915960	-11.11%	0
2010*	10.000000	8.905549	-10.94%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	22.006255	26.308251	19.55%	107
2016	26.688533	22.006255	-17.54%	107
2015	26.484781	26.688533	0.77%	107
2014	20.928253	26.484781	26.55%	781
2013	12.738173	20.928253	64.30%	50
2012	9.280736	12.738173	37.25%	0
2011*	10.000000	9.280736	-7.19%	0
ProFunds - ProFund VP Bull - Q/NQ
2017	15.946579	18.566171	16.43%	836
2016	14.905962	15.946579	6.98%	836
2015	15.350673	14.905962	-2.90%	11,831
2014	14.117176	15.350673	8.74%	42,286
2013	11.152897	14.117176	26.58%	13,221
2012	10.039275	11.152897	11.09%	34,651
2011	10.290809	10.039275	-2.44%	27,175
2010*	10.000000	10.290809	2.91%	17,064
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	14.670727	16.467057	12.24%	0
2016	14.523556	14.670727	1.01%	0
2015	14.293242	14.523556	1.61%	0
2014	13.292708	14.293242	7.53%	1,397
2013	10.608194	13.292708	25.31%	0
2012	9.809914	10.608194	8.14%	175
2011*	10.000000	9.809914	-1.90%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	17.695081	20.433611	15.48%	0
2016	17.409594	17.695081	1.64%	0
2015	17.047403	17.409594	2.12%	0
2014	15.539216	17.047403	9.71%	1,493
2013	11.388697	15.539216	36.44%	0
2012	9.562096	11.388697	19.10%	0
2011*	10.000000	9.562096	-4.38%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	6.680699	8.685255	30.01%	124
2016	6.168823	6.680699	8.30%	124
2015	7.652658	6.168823	-19.39%	589
2014	8.122783	7.652658	-5.79%	1,246
2013	8.898387	8.122783	-8.72%	521
2012	8.560029	8.898387	3.95%	1,276
2011	10.928021	8.560029	-21.67%	0
2010*	10.000000	10.928021	9.28%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	10.277802	12.003193	16.79%	804
2016	9.772104	10.277802	5.17%	84
2015	11.240404	9.772104	-13.06%	84
2014	12.613543	11.240404	-10.89%	84
2013	10.630298	12.613543	18.66%	84
2012	9.346673	10.630298	13.73%	0
2011	10.515448	9.346673	-11.11%	0
2010*	10.000000	10.515448	5.15%	0
ProFunds - ProFund VP Financials - Q/NQ
2017	15.326971	17.672391	15.30%	33
2016	13.623709	15.326971	12.50%	75
2015	14.177794	13.623709	-3.91%	1,261
2014	12.871232	14.177794	10.15%	1,261
2013	9.989837	12.871232	28.84%	1,261
2012	8.210669	9.989837	21.67%	481
2011*	10.000000	8.210669	-17.89%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	17.213991	20.306306	17.96%	0
2016	18.390589	17.213991	-6.40%	533
2015	17.950771	18.390589	2.45%	515
2014	14.875980	17.950771	20.67%	4,742
2013	10.911269	14.875980	36.34%	0
2012	9.527571	10.911269	14.52%	0
2011*	10.000000	9.527571	-4.72%	0
ProFunds - ProFund VP Industrials - Q/NQ
2017	14.680142	17.529337	19.41%	0
2016	12.801577	14.680142	14.67%	0
2015	13.587880	12.801577	-5.79%	0
2014	13.193341	13.587880	2.99%	372
2013	9.787015	13.193341	34.80%	0
2012	8.664387	9.787015	12.96%	1,268
2011*	10.000000	8.664387	-13.36%	0
ProFunds - ProFund VP International - Q/NQ
2017	9.680947	11.503063	18.82%	0
2016	10.016128	9.680947	-3.35%	0
2015	10.642670	10.016128	-5.89%	0
2014	11.872707	10.642670	-10.36%	0
2013	10.185370	11.872707	16.57%	8,228
2012	9.006649	10.185370	13.09%	8,595
2011	10.778111	9.006649	-16.44%	0
2010*	10.000000	10.778111	7.78%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2017	17.300553	22.962803	32.73%	1,799
2016	16.804663	17.300553	2.95%	1,799
2015	14.313439	16.804663	17.40%	1,799
2014	14.510226	14.313439	-1.36%	1,799
2013	9.804481	14.510226	48.00%	1,855
2012	8.392539	9.804481	16.82%	0
2011*	10.000000	8.392539	-16.07%	0
ProFunds - ProFund VP Japan - Q/NQ
2017	12.426651	14.360016	15.56%	0
2016	12.685475	12.426651	-2.04%	0
2015	12.290136	12.685475	3.22%	0
2014	12.205055	12.290136	0.70%	0
2013	8.440186	12.205055	44.61%	0
2012	7.037556	8.440186	19.93%	0
2011	8.855953	7.037556	-20.53%	0
2010*	10.000000	8.855953	-11.44%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	19.308575	24.558171	27.19%	698
2016	18.803826	19.308575	2.68%	698
2015	17.938784	18.803826	4.82%	5,813
2014	15.716488	17.938784	14.14%	13,640
2013	11.998566	15.716488	30.99%	18,121
2012	10.582764	11.998566	13.38%	7,420
2011	10.692363	10.582764	-1.03%	6,452
2010*	10.000000	10.692363	6.92%	5,741
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	10.480707	9.900080	-5.54%	0
2016	8.651041	10.480707	21.15%	759
2015	11.573624	8.651041	-25.25%	0
2014	13.311107	11.573624	-13.05%	0
2013	10.997976	13.311107	21.03%	238
2012	10.957397	10.997976	0.37%	834
2011	10.985279	10.957397	-0.25%	0
2010*	10.000000	10.985279	9.85%	1,447
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	16.099363	17.332765	7.66%	25
2016	17.142684	16.099363	-6.09%	56
2015	16.825663	17.142684	1.88%	1,171
2014	14.450538	16.825663	16.44%	1,104
2013	11.253975	14.450538	28.40%	1,104
2012	10.314509	11.253975	9.11%	2,058
2011*	10.000000	10.314509	3.15%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.066458	3.149445	2.71%	0
2016	2.017250	3.066458	52.01%	0
2015	3.079830	2.017250	-34.50%	0
2014	4.147058	3.079830	-25.73%	0
2013	6.850996	4.147058	-39.47%	363
2012	8.219155	6.850996	-16.65%	646
2011*	10.000000	8.219155	-17.81%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2017	12.644203	13.328248	5.41%	0
2016	12.259021	12.644203	3.14%	0
2015	12.526303	12.259021	-2.13%	1,071
2014	10.271175	12.526303	21.96%	1,017
2013	10.519474	10.271175	-2.36%	401
2012	9.203691	10.519474	14.30%	401
2011*	10.000000	9.203691	-7.96%	2,447
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.320053	2.853306	-14.06%	0
2016	3.588465	3.320053	-7.48%	0
2015	3.737934	3.588465	-4.00%	0
2014	5.494472	3.737934	-31.97%	0
2013	4.835641	5.494472	13.62%	22,951
2012	5.326905	4.835641	-9.22%	2,176
2011	8.737106	5.326905	-39.03%	0
2010*	10.000000	8.737106	-12.63%	894
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	16.484971	21.800588	32.25%	0
2016	13.231541	16.484971	24.59%	0
2015	13.965493	13.231541	-5.26%	0
2014	10.641570	13.965493	31.24%	191
2013	8.172787	10.641570	30.21%	0
2012	8.743159	8.172787	-6.52%	0
2011*	10.000000	8.743159	-12.57%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.203526	4.366862	-29.61%	0
2016	7.591953	6.203526	-18.29%	0
2015	6.978706	7.591953	8.79%	1,202
2014	7.369832	6.978706	-5.31%	0
2013	7.572353	7.369832	-2.67%	0
2012	8.927651	7.572353	-15.18%	0
2011	8.269616	8.927651	7.96%	1,969
2010*	10.000000	8.269616	-17.30%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2017	4.363284	3.378224	-22.58%	0
2016	4.752854	4.363284	-8.20%	0
2015	5.063729	4.752854	-6.14%	0
2014	5.049517	5.063729	0.28%	0
2013	6.553060	5.049517	-22.94%	0
2012	8.414091	6.553060	-22.12%	0
2011	8.472058	8.414091	-0.68%	4,442
2010*	10.000000	8.472058	-15.28%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.399905	1.750151	-27.07%	0
2016	2.735195	2.399905	-12.26%	0
2015	3.224530	2.735195	-15.18%	0
2014	4.100287	3.224530	-21.36%	0
2013	5.954108	4.100287	-31.14%	0
2012	7.517043	5.954108	-20.79%	0
2011	8.607107	7.517043	-12.66%	295
2010*	10.000000	8.607107	-13.93%	0
ProFunds - ProFund VP Technology - Q/NQ
2017	15.257719	20.122424	31.88%	0
2016	13.921467	15.257719	9.60%	0
2015	13.936284	13.921467	-0.11%	0
2014	12.095122	13.936284	15.22%	716
2013	9.903758	12.095122	22.13%	0
2012	9.204296	9.903758	7.60%	0
2011*	10.000000	9.204296	-7.96%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	13.532052	12.921085	-4.51%	0
2016	11.401640	13.532052	18.69%	0
2015	11.512776	11.401640	-0.97%	0
2014	11.735569	11.512776	-1.90%	0
2013	10.734687	11.735569	9.32%	1,391
2012	9.444783	10.734687	13.66%	0
2011*	10.000000	9.444783	-5.55%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	13.547665	14.470510	6.81%	0
2016	13.929840	13.547665	-2.74%	0
2015	15.133337	13.929840	-7.95%	0
2014	11.374051	15.133337	33.05%	0
2013	14.414542	11.374051	-21.09%	0
2012	14.635127	14.414542	-1.51%	0
2011	10.453310	14.635127	40.00%	308
2010*	10.000000	10.453310	4.53%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	38.608622	63.404617	64.22%	1,143
2016	36.433893	38.608622	5.97%	1,143
2015	32.876480	36.433893	10.82%	1,393
2014	24.810018	32.876480	32.51%	250
2013	14.204565	24.810018	74.66%	6,032
2012	10.887140	14.204565	30.47%	268
2011	11.294937	10.887140	-3.61%	0
2010*	10.000000	11.294937	12.95%	230
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.617736	0.331812	-46.29%	0
2016	0.793605	0.617736	-22.16%	0
2015	1.103243	0.793605	-28.07%	4,011
2014	1.760378	1.103243	-37.33%	0
2013	3.513400	1.760378	-49.90%	0
2012	5.560648	3.513400	-36.82%	1,031
2011	7.324392	5.560648	-24.08%	0
2010*	10.000000	7.324392	-26.76%	0
ProFunds - ProFund VP Utilities - Q/NQ
2017	14.587117	15.744826	7.94%	841
2016	12.993416	14.587117	12.27%	841
2015	14.230928	12.993416	-8.70%	841
2014	11.588546	14.230928	22.80%	1,065
2013	10.483851	11.588546	10.54%	250
2012	10.732626	10.483851	-2.32%	8,177
2011*	10.000000	10.732626	7.33%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2017	6.094860	6.688284	9.74%	214
2016	4.909494	6.094860	24.14%	222
2015	5.289954	4.909494	-7.19%	232
2014	5.243546	5.289954	0.89%	241
2013	4.160872	5.243546	26.02%	0
2012	3.433989	4.160872	21.17%	7,240
2011	4.526398	3.433989	-24.13%	2,223
2010	4.104812	4.526398	10.27%	2,223
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	12.432996	14.729319	18.47%	157
2016	9.738802	12.432996	27.66%	788
2015	12.071772	9.738802	-19.33%	157
2014	12.603981	12.071772	-4.22%	157
2013	12.761158	12.603981	-1.23%	157
2012	11.815375	12.761158	8.00%	1,456
2011	14.498070	11.815375	-18.50%	1,022
2010	11.732376	14.498070	23.57%	5,452

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	22.702058	28.667724	26.28%	1,269
2016	28.966090	22.702058	-21.63%	1,271
2015	27.374272	28.966090	5.82%	1,273
2014	21.147219	27.374272	29.45%	1,370
2013	14.058019	21.147219	50.43%	1,711
2012	10.598252	14.058019	32.64%	1,436
2011	9.823421	10.598252	7.89%	0
2010	9.096533	9.823421	7.99%	4,299
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	2.322155	2.365779	1.88%	0
2016	2.156036	2.322155	7.70%	0
2015	3.338862	2.156036	-35.43%	0
2014	5.186955	3.338862	-35.63%	0
2013	5.493661	5.186955	-5.58%	197
2012	5.712419	5.493661	-3.83%	1,875
2011	6.272330	5.712419	-8.93%	1,875
2010	5.951846	6.272330	5.38%	2,727
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	21.035143	22.887073	8.80%	0
2016	20.453910	21.035143	2.84%	375
2015	19.739286	20.453910	3.62%	459
2014	17.966381	19.739286	9.87%	807
2013	14.360362	17.966381	25.11%	831
2012	13.500483	14.360362	6.37%	3,400
2011	12.164521	13.500483	10.98%	738
2010	10.632320	12.164521	14.41%	541
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	19.960773	30.869124	54.65%	2,705
2016	15.651861	19.960773	27.53%	0
2015	16.751534	15.651861	-6.56%	149
2014	14.701887	16.751534	13.94%	0
2013	9.262957	14.701887	58.72%	0
2012	8.106275	9.262957	14.27%	2,534
2011	7.617169	8.106275	6.42%	4,997
2010	6.267369	7.617169	21.54%	2,993
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	11.436432	14.622680	27.86%	0
2016	9.428082	11.436432	21.30%	100
2015	9.465776	9.428082	-0.40%	379
2014	7.841953	9.465776	20.71%	0
2013	5.952324	7.841953	31.75%	0
2012	6.038772	5.952324	-1.43%	731
2011	7.412373	6.038772	-18.53%	731
2010	6.935705	7.412373	6.87%	2,071

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2017	8.672836	7.930855	-8.56%	0
2016	6.767346	8.672836	28.16%	134
2015	9.942858	6.767346	-31.94%	0
2014	12.525772	9.942858	-20.62%	3,629
2013	10.399694	12.525772	20.44%	805
2012	10.411397	10.399694	-0.11%	1,871
2011	11.335335	10.411397	-8.15%	3,384
2010	9.760164	11.335335	16.14%	2,505
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	6.382519	5.065648	-20.63%	0
2016	5.312508	6.382519	20.14%	0
2015	7.973917	5.312508	-33.38%	0
2014	11.568844	7.973917	-31.07%	0
2013	9.572553	11.568844	20.85%	770
2012	9.774146	9.572553	-2.06%	824
2011	11.045757	9.774146	-11.51%	1,443
2010	8.983084	11.045757	22.96%	2,857
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	5.640065	7.076103	25.46%	0
2016	6.122927	5.640065	-7.89%	0
2015	6.762797	6.122927	-9.46%	0
2014	7.922344	6.762797	-14.64%	0
2013	6.555049	7.922344	20.86%	0
2012	5.523629	6.555049	18.67%	0
2011	6.672207	5.523629	-17.21%	0
2010	7.665739	6.672207	-12.96%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	8.256054	9.308796	12.75%	0
2016	7.306459	8.256054	13.00%	0
2015	7.800968	7.306459	-6.34%	1,452
2014	7.103307	7.800968	9.82%	1,660
2013	5.708598	7.103307	24.43%	0
2012	4.770216	5.708598	19.67%	4,722
2011	5.747651	4.770216	-17.01%	892
2010	5.151878	5.747651	11.56%	892
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	13.667409	14.617498	6.95%	0
2016	14.057358	13.667409	-2.77%	0
2015	15.184235	14.057358	-7.42%	545
2014	11.559158	15.184235	31.36%	362
2013	14.495240	11.559158	-20.26%	1,499
2012	14.426719	14.495240	0.47%	226
2011	10.452117	14.426719	38.03%	630
2010	9.731483	10.452117	7.41%	405

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	16.894558	20.249618	19.86%	599
2016	19.177338	16.894558	-11.90%	601
2015	18.807080	19.177338	1.97%	1,022
2014	15.470530	18.807080	21.57%	1,149
2013	11.182778	15.470530	38.34%	2,817
2012	9.784760	11.182778	14.29%	6,507
2011	9.580852	9.784760	2.13%	252
2010	9.198723	9.580852	4.15%	252
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.502150	10.949050	4.26%	0
2016	9.644619	10.502150	8.89%	211
2015	9.957532	9.644619	-3.14%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2017	18.220793	23.812689	30.69%	0
2016	17.883152	18.220793	1.89%	0
2015	16.918139	17.883152	5.70%	134
2014	17.010289	16.918139	-0.54%	0
2013	11.530268	17.010289	47.53%	2,293
2012	9.906062	11.530268	16.40%	0
2011	11.529073	9.906062	-14.08%	0
2010	9.785627	11.529073	17.82%	1,636
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.580038	0.345432	-40.45%	0
2016	0.845138	0.580038	-31.37%	0
2015	0.942050	0.845138	-10.29%	3,041
2014	1.234414	0.942050	-23.68%	0
2013	2.255222	1.234414	-45.26%	0
2012	2.981611	2.255222	-24.36%	1,597
2011	4.191045	2.981611	-28.86%	3,263
2010	6.163463	4.191045	-32.00%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	3.060284	2.720180	-11.11%	0
2016	3.231991	3.060284	-5.31%	917
2015	3.353984	3.231991	-3.64%	0
2014	4.578991	3.353984	-26.75%	0
2013	4.072462	4.578991	12.44%	6,749
2012	4.450751	4.072462	-8.50%	0
2011	6.558828	4.450751	-32.14%	0
2010	7.711375	6.558828	-14.95%	1,196

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.894318	1.597688	-15.66%	0
2016	2.401181	1.894318	-21.11%	0
2015	2.489496	2.401181	-3.55%	0
2014	2.885588	2.489496	-13.73%	0
2013	4.084142	2.885588	-29.35%	0
2012	5.128705	4.084142	-20.37%	0
2011	5.673302	5.128705	-9.60%	639
2010	7.784729	5.673302	-27.12%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	1.574346	1.157147	-26.50%	0
2016	1.782816	1.574346	-11.69%	0
2015	2.097601	1.782816	-15.01%	0
2014	2.642635	2.097601	-20.62%	0
2013	3.818367	2.642635	-30.79%	0
2012	4.811761	3.818367	-20.65%	0
2011	5.485012	4.811761	-12.27%	448
2010	7.141847	5.485012	-23.20%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.764425	1.489141	-15.60%	0
2016	2.268786	1.764425	-22.23%	0
2015	2.323420	2.268786	-2.35%	0
2014	2.612981	2.323420	-11.08%	0
2013	3.873625	2.612981	-32.54%	0
2012	4.852105	3.873625	-20.17%	0
2011	5.383542	4.852105	-9.87%	900
2010	7.625551	5.383542	-29.40%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	2.448298	1.974044	-19.37%	0
2016	2.852078	2.448298	-14.16%	0
2015	3.059370	2.852078	-6.78%	0
2014	3.666152	3.059370	-16.55%	0
2013	5.114484	3.666152	-28.32%	0
2012	6.315784	5.114484	-19.02%	0
2011	7.117727	6.315784	-11.27%	7,829
2010	8.786818	7.117727	-19.00%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	9.597390	14.072778	46.63%	0
2016	9.036666	9.597390	6.20%	0
2015	8.271365	9.036666	9.25%	257
2014	10.023852	8.271365	-17.48%	0
2013	6.586858	10.023852	52.18%	0
2012	5.622363	6.586858	17.15%	0
2011	8.111549	5.622363	-30.69%	0
2010	7.185037	8.111549	12.90%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	16.360239	19.170480	17.18%	0
2016	15.306021	16.360239	6.89%	0
2015	15.642964	15.306021	-2.15%	829
2014	14.918960	15.642964	4.85%	0
2013	10.738934	14.918960	38.92%	984
2012	9.074506	10.738934	18.34%	1,881
2011	9.079370	9.074506	-0.05%	566
2010	7.140407	9.079370	27.15%	566
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	18.234708	21.782269	19.45%	1,668
2016	14.417491	18.234708	26.48%	1,668
2015	15.640241	14.417491	-7.82%	1,668
2014	14.323600	15.640241	9.19%	1,668
2013	9.773436	14.323600	46.56%	1,668
2012	8.058798	9.773436	21.28%	4,935
2011	8.939636	8.058798	-9.85%	7,050
2010	6.662095	8.939636	34.19%	14,846
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	33.638358	55.622147	65.35%	0
2016	31.461256	33.638358	6.92%	0
2015	28.135894	31.461256	11.82%	148
2014	21.118068	28.135894	33.23%	411
2013	12.012067	21.118068	75.81%	134
2012	9.181212	12.012067	30.83%	2,074
2011	9.475374	9.181212	-3.10%	768
2010	7.094903	9.475374	33.55%	768
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	21.239250	27.169117	27.92%	891
2016	20.542444	21.239250	3.39%	0
2015	19.455021	20.542444	5.59%	0
2014	16.980945	19.455021	14.57%	0
2013	12.930594	16.980945	31.32%	0
2012	11.352182	12.930594	13.90%	1,305
2011	11.389613	11.352182	-0.33%	1,048
2010	9.853923	11.389613	15.58%	3,861
Rydex Variable Trust - Nova Fund - Q/NQ
2017	15.973041	20.535467	28.56%	0
2016	14.148544	15.973041	12.90%	291
2015	14.608865	14.148544	-3.15%	168
2014	12.628441	14.608865	15.68%	73
2013	8.688691	12.628441	45.34%	40,462
2012	7.286443	8.688691	19.24%	3,496
2011	7.557314	7.286443	-3.58%	4,191
2010	6.457588	7.557314	17.03%	10,548

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	4.778861	4.992365	4.47%	0
2016	2.959462	4.778861	61.48%	217
2015	4.357335	2.959462	-32.08%	0
2014	5.404472	4.357335	-19.38%	0
2013	10.279624	5.404472	-47.43%	1,491
2012	10.988762	10.279624	-6.45%	1,849
2011	14.852353	10.988762	-26.01%	6,628
2010	11.026475	14.852353	34.70%	8,986
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	11.124826	11.575284	4.05%	0
2016	10.352384	11.124826	7.46%	0
2015	10.887245	10.352384	-4.91%	0
2014	9.222953	10.887245	18.05%	10,189
2013	9.095839	9.222953	1.40%	0
2012	7.879342	9.095839	15.44%	9,746
2011	7.897936	7.879342	-0.24%	0
2010	6.483824	7.897936	21.81%	3,928
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	15.476795	17.034600	10.07%	0
2016	15.816879	15.476795	-2.15%	0
2015	16.432278	15.816879	-3.75%	0
2014	15.503072	16.432278	5.99%	0
2013	11.702827	15.503072	32.47%	0
2012	10.274261	11.702827	13.90%	0
2011	10.001792	10.274261	2.72%	1,422
2010	8.193108	10.001792	22.08%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	14.419568	16.882851	17.08%	0
2016	11.333530	14.419568	27.23%	0
2015	12.778071	11.333530	-11.30%	0
2014	12.560483	12.778071	1.73%	0
2013	8.120240	12.560483	54.68%	0
2012	6.817713	8.120240	19.11%	2,541
2011	7.958488	6.817713	-14.33%	8,664
2010	5.918240	7.958488	34.47%	6,697
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	16.317492	22.842457	39.99%	2,722
2016	13.891661	16.317492	17.46%	2,722
2015	14.480879	13.891661	-4.07%	3,266
2014	11.908530	14.480879	21.60%	0
2013	7.235585	11.908530	64.58%	0
2012	5.732883	7.235585	26.21%	6,264
2011	6.118222	5.732883	-6.30%	8,101
2010	4.998640	6.118222	22.40%	5,190

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	16.852236	20.451427	21.36%	91
2016	16.840326	16.852236	0.07%	1,455
2015	17.078782	16.840326	-1.40%	3,460
2014	15.573481	17.078782	9.67%	2,482
2013	11.296733	15.573481	37.86%	3,214
2012	10.220731	11.296733	10.53%	5,720
2011	10.592174	10.220731	-3.51%	597
2010	8.684130	10.592174	21.97%	3,553
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	15.496013	17.515629	13.03%	10,090
2016	13.530138	15.496013	14.53%	10,090
2015	15.305676	13.530138	-11.60%	10,090
2014	14.142407	15.305676	8.23%	11,067
2013	9.980026	14.142407	41.71%	14,311
2012	8.370577	9.980026	19.23%	1,080
2011	8.861227	8.370577	-5.54%	680
2010	7.549705	8.861227	17.37%	316
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	17.190832	19.917535	15.86%	736
2016	17.158250	17.190832	0.19%	1,542
2015	17.360119	17.158250	-1.16%	1,305
2014	18.076925	17.360119	-3.97%	1,799
2013	13.823640	18.076925	30.77%	2,621
2012	12.211247	13.823640	13.20%	5,641
2011	12.600221	12.211247	-3.09%	518
2010	9.742335	12.600221	29.33%	247
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	15.102083	16.670293	10.38%	9,939
2016	12.010628	15.102083	25.74%	10,180
2015	13.969923	12.010628	-14.03%	9,939
2014	13.418610	13.969923	4.11%	9,970
2013	10.128845	13.418610	32.48%	9,826
2012	8.875984	10.128845	14.12%	0
2011	9.799266	8.875984	-9.42%	0
2010	8.361889	9.799266	17.19%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	16.601800	18.801060	13.25%	493
2016	14.337645	16.601800	15.79%	999
2015	14.752828	14.337645	-2.81%	855
2014	15.123503	14.752828	-2.45%	1,161
2013	10.971277	15.123503	37.85%	3,115
2012	10.168742	10.971277	7.89%	1,193
2011	10.069631	10.168742	0.98%	500
2010	8.231492	10.069631	22.33%	500

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	13.706803	13.334779	-2.71%	4,012
2016	10.664990	13.706803	28.52%	4,196
2015	12.645613	10.664990	-15.66%	4,012
2014	12.795305	12.645613	-1.17%	4,045
2013	9.183357	12.795305	39.33%	3,893
2012	7.820660	9.183357	17.42%	2,531
2011	8.852796	7.820660	-11.66%	2,282
2010	7.254162	8.852796	22.04%	332
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	6.770086	5.438950	-19.66%	0
2016	6.485532	6.770086	4.39%	0
2015	5.865293	6.485532	10.57%	0
2014	4.890983	5.865293	19.92%	0
2013	5.167251	4.890983	-5.35%	0
2012	5.652449	5.167251	-8.58%	0
2011	6.051863	5.652449	-6.60%	406
2010	6.496604	6.051863	-6.85%	2,572
Rydex Variable Trust - Technology Fund - Q/NQ
2017	13.854100	17.926104	29.39%	3,429
2016	12.785353	13.854100	8.36%	3,792
2015	12.962197	12.785353	-1.36%	4,630
2014	12.051784	12.962197	7.55%	4,809
2013	9.124719	12.051784	32.08%	3,361
2012	8.353375	9.124719	9.23%	3,361
2011	9.430360	8.353375	-11.42%	1,671
2010	8.628673	9.430360	9.29%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	8.716369	9.001119	3.27%	106
2016	7.610165	8.716369	14.54%	4,354
2015	8.364097	7.610165	-9.01%	0
2014	8.355656	8.364097	0.10%	0
2013	7.291992	8.355656	14.59%	0
2012	7.129137	7.291992	2.28%	0
2011	8.537511	7.129137	-16.50%	0
2010	7.642716	8.537511	11.71%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	14.773734	17.586541	19.04%	0
2016	13.119753	14.773734	12.61%	0
2015	15.654616	13.119753	-16.19%	0
2014	13.068050	15.654616	19.79%	1,611
2013	8.892729	13.068050	46.95%	2,484
2012	7.753240	8.892729	14.70%	0
2011	8.941929	7.753240	-13.29%	0
2010	7.384253	8.941929	21.09%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	15.339795	16.613659	8.30%	0
2016	13.515588	15.339795	13.50%	1,342
2015	14.956137	13.515588	-9.63%	0
2014	12.475529	14.956137	19.88%	341
2013	11.255141	12.475529	10.84%	0
2012	11.411015	11.255141	-1.37%	1,438
2011	10.058517	11.411015	13.45%	1,716
2010	9.647082	10.058517	4.26%	1,380
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.130786	5.972177	16.40%	0
2016	5.761181	5.130786	-10.94%	0
2015	7.100930	5.761181	-18.87%	423
2014	9.322319	7.100930	-23.83%	0
2013	9.833301	9.322319	-5.20%	0
2012	10.002696	9.833301	-1.69%	0
2011	10.645588	10.002696	-6.04%	0
2010	11.561374	10.645588	-7.92%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.590015	9.595596	0.06%	0
2016	9.595830	9.590015	-0.06%	101
2015	9.926717	9.595830	-3.33%	662
2014	10.038075	9.926717	-1.11%	680
2013*	10.000000	10.038075	0.38%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.715967	7.16%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	5.962252	5.717831	-4.10%	0
2016	4.252689	5.962252	40.20%	786
2015	6.550757	4.252689	-35.08%	1,215
2014	8.301409	6.550757	-21.09%	1,776
2013	7.698913	8.301409	7.83%	3,085
2012	7.634275	7.698913	0.85%	1,760
2011*	10.000000	7.634275	-23.66%	1,662

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	11.859304	13.370268	12.74%	0
2016	11.645089	11.859304	1.84%	0
2015	11.791133	11.645089	-1.24%	0
2014	11.290736	11.791133	4.43%	0
2013	9.959482	11.290736	13.37%	0
2012	9.010263	9.959482	10.53%	0
2011*	10.000000	9.010263	-9.90%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.384704	9.073897	-3.31%	0
2016	6.835844	9.384704	37.29%	0
2015	11.295000	6.835844	-39.48%	0
2014	10.351677	11.295000	9.11%	0
2013*	10.000000	10.351677	3.52%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.371155	12.636790	21.85%	0
2016	9.851023	10.371155	5.28%	0
2015	10.238489	9.851023	-3.78%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.611116	9.715594	1.09%	776
2016	9.442597	9.611116	1.78%	703
2015	9.929842	9.442597	-4.91%	821
2014	9.859122	9.929842	0.72%	829
2013	11.048852	9.859122	-10.77%	829
2012	10.553384	11.048852	4.69%	20,256
2011*	10.000000	10.553384	5.53%	20,424
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.152035	11.926995	17.48%	2,538
2016	9.174487	10.152035	10.66%	2,822
2015*	10.000000	9.174487	-8.26%	2,443
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	10.926649	11.586269	6.04%	9,596
2016	9.301106	10.926649	17.48%	12,368
2015*	10.000000	9.301106	-6.99%	11,802
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.519206	10.455995	9.84%	0
2016	9.406581	9.519206	1.20%	3,543
2015	9.823919	9.406581	-4.25%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	10.956350	13.420833	22.49%	0
2016	11.032630	10.956350	-0.69%	3,198
2015	11.317800	11.032630	-2.52%	0
2014	11.393523	11.317800	-0.66%	0
2013*	10.000000	11.393523	13.94%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.047778	12.548854	13.59%	0
2016*	10.000000	11.047778	10.48%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	11.493940	12.743776	10.87%	0
2016	11.355726	11.493940	1.22%	0
2015	11.764717	11.355726	-3.48%	0
2014	11.837677	11.764717	-0.62%	0
2013	10.611419	11.837677	11.56%	0
2012	9.897656	10.611419	7.21%	0
2011	10.534391	9.897656	-6.04%	0
2010*	10.000000	10.534391	5.34%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.613161	10.753579	11.86%	0
2016	9.286853	9.613161	3.51%	0
2015	9.920421	9.286853	-6.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.798535	9.860562	0.63%	0
2016*	10.000000	9.798535	-2.01%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.033919	0.34%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.124870	1.25%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.392656	5.337933	-1.01%	0
2016	4.937087	5.392656	9.23%	0
2015	6.760572	4.937087	-26.97%	0
2014	8.355434	6.760572	-19.09%	0
2013	9.550693	8.355434	-12.51%	0
2012	10.005843	9.550693	-4.55%	0
2011	11.748196	10.005843	-14.83%	0
2010*	10.000000	11.748196	17.48%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.531665	12.935427	12.17%	11,865
2016	10.265863	11.531665	12.33%	12,413
2015	10.800903	10.265863	-4.95%	12,471
2014*	10.000000	10.800903	8.01%	13,053
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.095033	10.182191	0.86%	225
2016	9.503040	10.095033	6.23%	225
2015*	10.000000	9.503040	-4.97%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.163604	12.381317	10.91%	0
2016	11.132926	11.163604	0.28%	0
2015	11.425295	11.132926	-2.56%	0
2014	11.103310	11.425295	2.90%	0
2013	9.873431	11.103310	12.46%	0
2012	9.023166	9.873431	9.42%	0
2011*	10.000000	9.023166	-9.77%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.351244	11.719904	13.22%	0
2016*	10.000000	10.351244	3.51%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.562233	11.601801	9.84%	1,818
2016	9.202554	10.562233	14.78%	9,570
2015*	10.000000	9.202554	-7.97%	2,709
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.171500	12.702595	13.71%	0
2016*	10.000000	11.171500	11.72%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	9.986566	13.128096	31.46%	9,285
2016	10.185918	9.986566	-1.96%	9,790
2015*	10.000000	10.185918	1.86%	9,810
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.062743	10.490242	4.25%	4,279
2016	9.039204	10.062743	11.32%	4,711
2015*	10.000000	9.039204	-9.61%	4,809
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.895011	10.033466	1.40%	0
2016*	10.000000	9.895011	-1.05%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.117726	1.18%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	9.936265	10.419613	4.86%	0
2016	9.433922	9.936265	5.32%	0
2015	9.866856	9.433922	-4.39%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.624143	14.875869	9.19%	0
2016	12.345296	13.624143	10.36%	0
2015	13.500773	12.345296	-8.56%	0
2014	13.463531	13.500773	0.28%	0
2013	11.156577	13.463531	20.68%	0
2012	9.921983	11.156577	12.44%	0
2011	10.335263	9.921983	-4.00%	0
2010*	10.000000	10.335263	3.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	10.756578	11.503014	6.94%	63
2016	9.674815	10.756578	11.18%	3,247
2015	10.676086	9.674815	-9.38%	210
2014	10.466712	10.676086	2.00%	5,613
2013*	10.000000	10.466712	4.67%	5,670
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	12.003184	12.710284	5.89%	0
2016	10.973941	12.003184	9.38%	0
2015	11.681794	10.973941	-6.06%	0
2014	11.334320	11.681794	3.07%	0
2013*	10.000000	11.334320	13.34%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.365791	9.308142	-0.62%	0
2016	9.331067	9.365791	0.37%	0
2015*	10.000000	9.331067	-6.69%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.703688	10.702406	10.29%	0
2016	9.538074	9.703688	1.74%	0
2015	10.386928	9.538074	-8.17%	0
2014	10.248893	10.386928	1.35%	0
2013*	10.000000	10.248893	2.49%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.501245	9.380691	-1.27%	3,389
2016	9.651458	9.501245	-1.56%	4,429
2015	9.955195	9.651458	-3.05%	4,429
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	5.752741	6.097873	6.00%	0
2016	6.921895	5.752741	-16.89%	0
2015	7.210991	6.921895	-4.01%	0
2014	6.598493	7.210991	9.28%	0
2013	6.596899	6.598493	0.02%	0
2012	7.620377	6.596899	-13.43%	0
2011	8.553267	7.620377	-10.91%	0
2010	9.094112	8.553267	-5.95%	2,682

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	9.958533	11.152589	11.99%	0
2016	10.146690	9.958533	-1.85%	3,528
2015	10.277343	10.146690	-1.27%	0
2014	10.254285	10.277343	0.22%	0
2013	8.953968	10.254285	14.52%	0
2012	8.794436	8.953968	1.81%	0
2011	9.652953	8.794436	-8.89%	0
2010	8.902440	9.652953	8.43%	1,125
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	7.850089	7.935642	1.09%	0
2016	8.089941	7.850089	-2.96%	8,617
2015	8.146756	8.089941	-0.70%	0
2014	7.983640	8.146756	2.04%	0
2013	8.055177	7.983640	-0.89%	0
2012	8.082407	8.055177	-0.34%	0
2011	8.018027	8.082407	0.80%	0
2010	7.744778	8.018027	3.53%	3,597
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.460737	10.553105	0.88%	36
2016	9.881993	10.460737	5.86%	0
2015	10.062088	9.881993	-1.79%	0
2014	10.080079	10.062088	-0.18%	0
2013*	10.000000	10.080079	0.80%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.435530	11.175823	7.09%	0
2016	9.597148	10.435530	8.74%	3,413
2015	10.296390	9.597148	-6.79%	0
2014	9.989956	10.296390	3.07%	0
2013*	10.000000	9.989956	-0.10%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	10.415501	12.011696	15.33%	0
2016	10.963413	10.415501	-5.00%	0
2015	12.268642	10.963413	-10.64%	0
2014	13.282707	12.268642	-7.63%	530
2013	10.887014	13.282707	22.01%	559
2012	9.369982	10.887014	16.19%	0
2011	10.356074	9.369982	-9.52%	2,106
2010*	10.000000	10.356074	3.56%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.332214	10.385412	24.64%	456
2016	7.074978	8.332214	17.77%	465
2015	9.077106	7.074978	-22.06%	0
2014	9.762653	9.077106	-7.02%	0
2013*	10.000000	9.762653	-2.37%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	9.828150	10.390712	5.72%	0
2016	8.737539	9.828150	12.48%	0
2015	9.541630	8.737539	-8.43%	0
2014	9.936292	9.541630	-3.97%	0
2013*	10.000000	9.936292	-0.64%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.893967	10.020058	1.27%	0
2016*	10.000000	9.893967	-1.06%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.843844	11.800520	8.82%	0
2016*	10.000000	10.843844	8.44%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	10.574083	11.401912	7.83%	0
2016	10.232398	10.574083	3.34%	0
2015	10.762858	10.232398	-4.93%	0
2014	10.589067	10.762858	1.64%	0
2013	10.005805	10.589067	5.83%	0
2012	9.392816	10.005805	6.53%	0
2011*	10.000000	9.392816	-6.07%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	10.903224	11.650497	6.85%	433
2016	10.112055	10.903224	7.82%	434
2015	10.494746	10.112055	-3.65%	490
2014	10.461475	10.494746	0.32%	494
2013	11.759516	10.461475	-11.04%	496
2012	10.232548	11.759516	14.92%	0
2011*	10.000000	10.232548	2.33%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.906035	10.870782	9.74%	0
2016	8.836663	9.906035	12.10%	2,908
2015	10.524782	8.836663	-16.04%	0
2014*	10.000000	10.524782	5.25%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.190317	11.970582	6.97%	181
2016	11.128829	11.190317	0.55%	3,161
2015	11.578435	11.128829	-3.88%	282
2014	10.430475	11.578435	11.01%	291
2013	10.423405	10.430475	0.07%	307
2012	8.227511	10.423405	26.69%	0
2011*	10.000000	8.227511	-17.72%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.281653	11.625955	13.07%	0
2016	9.995426	10.281653	2.86%	0
2015	10.967969	9.995426	-8.87%	0
2014	11.029063	10.967969	-0.55%	0
2013	9.772326	11.029063	12.86%	0
2012	8.815981	9.772326	10.85%	0
2011*	10.000000	8.815981	-11.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.439275	15.173886	12.91%	5,827
2016	12.644881	13.439275	6.28%	7,808
2015	12.842735	12.644881	-1.54%	3,026
2014	12.545946	12.842735	2.37%	3,438
2013	10.437219	12.545946	20.20%	0
2012	9.251430	10.437219	12.82%	0
2011*	10.000000	9.251430	-7.49%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.009643	11.559344	15.48%	0
2016*	10.000000	10.009643	0.10%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.318867	10.741490	4.10%	0
2016	9.270337	10.318867	11.31%	0
2015	9.762636	9.270337	-5.04%	0
2014*	10.000000	9.762636	-2.37%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.921855	13.286544	21.65%	0
2016*	10.000000	10.921855	9.22%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.794971	9.848841	0.55%	0
2016	9.823246	9.794971	-0.29%	0
2015	10.060863	9.823246	-2.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	14.340354	16.751415	16.81%	0
2016	13.571900	14.340354	5.66%	0
2015	14.168451	13.571900	-4.21%	0
2014	13.906418	14.168451	1.88%	0
2013	11.015861	13.906418	26.24%	0
2012	9.727618	11.015861	13.24%	0
2011	10.656326	9.727618	-8.72%	0
2010*	10.000000	10.656326	6.56%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.275445	13.411962	9.26%	663
2016	11.864597	12.275445	3.46%	543
2015	12.299143	11.864597	-3.53%	438
2014	12.094740	12.299143	1.69%	333
2013	10.819019	12.094740	11.79%	0
2012	9.991890	10.819019	8.28%	0
2011	10.387259	9.991890	-3.81%	444
2010*	10.000000	10.387259	3.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.312098	15.031924	12.92%	1,665
2016	12.721078	13.312098	4.65%	1,665
2015	13.223003	12.721078	-3.80%	1,665
2014	12.953574	13.223003	2.08%	1,665
2013	10.957596	12.953574	18.22%	2,000
2012	9.889941	10.957596	10.80%	0
2011	10.505217	9.889941	-5.86%	0
2010*	10.000000	10.505217	5.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.761510	11.160438	3.71%	0
2016	10.550004	10.761510	2.00%	0
2015	10.900532	10.550004	-3.22%	0
2014	10.819052	10.900532	0.75%	0
2013	10.574817	10.819052	2.31%	0
2012	10.090008	10.574817	4.80%	0
2011	10.204128	10.090008	-1.12%	0
2010*	10.000000	10.204128	2.04%	12,534
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	9.828746	10.998894	11.91%	0
2016	9.549410	9.828746	2.93%	0
2015	10.233752	9.549410	-6.69%	0
2014	10.264189	10.233752	-0.30%	0
2013*	10.000000	10.264189	2.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.777757	11.230275	14.86%	0
2016	9.441231	9.777757	3.56%	0
2015	10.179811	9.441231	-7.26%	0
2014	10.336096	10.179811	-1.51%	0
2013*	10.000000	10.336096	3.36%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.805129	14.230135	11.13%	4,970
2016	12.303393	12.805129	4.08%	5,403
2015	12.754842	12.303393	-3.54%	7,258
2014	12.510164	12.754842	1.96%	7,701
2013	10.891633	12.510164	14.86%	5,852
2012	9.941754	10.891633	9.55%	3,882
2011	10.439662	9.941754	-4.77%	4,360
2010*	10.000000	10.439662	4.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.659565	15.725795	15.13%	2,563
2016	13.020404	13.659565	4.91%	2,563
2015	13.558745	13.020404	-3.97%	2,563
2014	13.299718	13.558745	1.95%	2,563
2013	10.975991	13.299718	21.17%	2,563
2012	9.825004	10.975991	11.71%	0
2011	10.570239	9.825004	-7.05%	0
2010*	10.000000	10.570239	5.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.819940	12.664634	7.15%	265
2016	11.436236	11.819940	3.36%	243
2015	11.855781	11.436236	-3.54%	1,347
2014	11.682854	11.855781	1.48%	1,759
2013	10.771776	11.682854	8.46%	1,310
2012	10.040209	10.771776	7.29%	0
2011	10.324996	10.040209	-2.76%	0
2010*	10.000000	10.324996	3.25%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.146094	10.265811	1.18%	0
2016	10.069607	10.146094	0.76%	117
2015	10.381516	10.069607	-3.00%	0
2014	10.152108	10.381516	2.26%	0
2013	10.630230	10.152108	-4.50%	0
2012	10.178930	10.630230	4.43%	0
2011*	10.000000	10.178930	1.79%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.037544	13.836774	14.95%	0
2016	11.083215	12.037544	8.61%	0
2015	11.738263	11.083215	-5.58%	0
2014	11.674033	11.738263	0.55%	0
2013*	10.000000	11.674033	16.74%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.512329	12.778074	10.99%	0
2016	10.854800	11.512329	6.06%	0
2015	11.332798	10.854800	-4.22%	0
2014	11.411281	11.332798	-0.69%	0
2013*	10.000000	11.411281	14.11%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.238267	11.367060	37.98%	208
2016	7.843600	8.238267	5.03%	231
2015	9.576778	7.843600	-18.10%	437
2014*	10.000000	9.576778	-4.23%	4,294
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.644539	9.600102	-0.46%	493
2016	9.818323	9.644539	-1.77%	811
2015	10.081069	9.818323	-2.61%	1,009
2014*	10.000000	10.081069	0.81%	965
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.365083	8.174142	-2.28%	1,826
2016	8.578805	8.365083	-2.49%	4,319
2015	8.798772	8.578805	-2.50%	19,371
2014	9.024379	8.798772	-2.50%	25,791
2013	9.255772	9.024379	-2.50%	24,678
2012	9.493753	9.255772	-2.51%	20,233
2011	9.736499	9.493753	-2.49%	20,868
2010	9.986137	9.736499	-2.50%	29,148
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.231564	11.241588	21.77%	41
2016	9.381040	9.231564	-1.59%	87
2015	9.714853	9.381040	-3.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.578289	12.215587	15.48%	0
2016	9.910436	10.578289	6.74%	0
2015	10.267059	9.910436	-3.47%	0
2014*	10.000000	10.267059	2.67%	202
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.261078	11.118971	8.36%	0
2016	9.899514	10.261078	3.65%	0
2015	10.171020	9.899514	-2.67%	0
2014*	10.000000	10.171020	1.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.440075	11.687342	11.95%	0
2016	9.937874	10.440075	5.05%	0
2015	10.247218	9.937874	-3.02%	0
2014*	10.000000	10.247218	2.47%	1,530
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.014001	10.319226	3.05%	7,341
2016	9.850070	10.014001	1.66%	10,200
2015	10.075966	9.850070	-2.24%	5,116
2014*	10.000000	10.075966	0.76%	5,810

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	9.949995	11.063265	11.19%	0
2016	9.653400	9.949995	3.07%	0
2015	10.232616	9.653400	-5.66%	0
2014	10.243442	10.232616	-0.11%	0
2013*	10.000000	10.243442	2.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	9.985006	11.387674	14.05%	0
2016	9.574771	9.985006	4.28%	0
2015	10.224710	9.574771	-6.36%	0
2014	10.308179	10.224710	-0.81%	0
2013*	10.000000	10.308179	3.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.390207	11.440871	10.11%	1,297
2016	9.945468	10.390207	4.47%	1,567
2015	10.234757	9.945468	-2.83%	5,683
2014*	10.000000	10.234757	2.35%	10,273
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.481723	11.925111	13.77%	0
2016	9.909261	10.481723	5.78%	0
2015	10.238096	9.909261	-3.21%	0
2014*	10.000000	10.238096	2.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.213018	10.875716	6.49%	342
2016	9.909035	10.213018	3.07%	297
2015	10.166234	9.909035	-2.53%	1,593
2014*	10.000000	10.166234	1.66%	7,135
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.183859	12.618012	23.90%	9,116
2016*	10.000000	10.183859	1.84%	9,728
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.268385	12.721275	12.89%	0
2016	9.607202	11.268385	17.29%	1,522
2015	10.109763	9.607202	-4.97%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.652824	10.008107	3.68%	504
2016	9.111746	9.652824	5.94%	527
2015	9.623561	9.111746	-5.32%	0
2014	9.501317	9.623561	1.29%	0
2013*	10.000000	9.501317	-4.99%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	11.483080	14.056181	22.41%	33
2016	12.075196	11.483080	-4.90%	68
2015	12.466494	12.075196	-3.14%	0
2014	12.961440	12.466494	-3.82%	0
2013	10.979482	12.961440	18.05%	0
2012	9.748619	10.979482	12.63%	0
2011	11.062841	9.748619	-11.88%	0
2010*	10.000000	11.062841	10.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.440612	10.084945	19.48%	54
2016	8.245686	8.440612	2.36%	116
2015	8.934837	8.245686	-7.71%	0
2014*	10.000000	8.934837	-10.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	16.070178	20.351713	26.64%	6,848
2016	16.159492	16.070178	-0.55%	7,205
2015	16.070887	16.159492	0.55%	8,899
2014	14.964313	16.070887	7.39%	9,618
2013	11.418315	14.964313	31.06%	0
2012	10.084130	11.418315	13.23%	0
2011	10.687639	10.084130	-5.65%	0
2010*	10.000000	10.687639	6.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	16.123145	17.979145	11.51%	35
2016	14.249036	16.123145	13.15%	54
2015	15.134585	14.249036	-5.85%	0
2014	14.080362	15.134585	7.49%	0
2013	10.695001	14.080362	31.65%	0
2012	9.328785	10.695001	14.65%	0
2011	10.188284	9.328785	-8.44%	0
2010*	10.000000	10.188284	1.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	15.931967	19.810535	24.34%	5,761
2016	15.406385	15.931967	3.41%	5,761
2015	15.856307	15.406385	-2.84%	5,761
2014	15.679703	15.856307	1.13%	0
2013	11.602317	15.679703	35.14%	0
2012	10.380360	11.602317	11.77%	0
2011	11.141957	10.380360	-6.84%	0
2010*	10.000000	11.141957	11.42%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.940396	21.024116	11.00%	322
2016	16.518380	18.940396	14.66%	322
2015	17.445405	16.518380	-5.31%	0
2014	15.290241	17.445405	14.10%	0
2013	11.558333	15.290241	32.29%	0
2012	10.189794	11.558333	13.43%	0
2011	10.698933	10.189794	-4.76%	0
2010*	10.000000	10.698933	6.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.359206	13.836874	21.81%	8,387
2016	10.756349	11.359206	5.60%	8,387
2015	10.949398	10.756349	-1.76%	8,387
2014*	10.000000	10.949398	9.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	11.990680	12.751437	6.34%	333
2016	9.764889	11.990680	22.79%	1,018
2015	10.657161	9.764889	-8.37%	0
2014*	10.000000	10.657161	6.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	11.876741	13.142644	10.66%	0
2016	9.916242	11.876741	19.77%	0
2015	10.339622	9.916242	-4.09%	0
2014*	10.000000	10.339622	3.40%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.544951	13.567604	17.52%	0
2016	10.629502	11.544951	8.61%	0
2015	10.801029	10.629502	-1.59%	0
2014*	10.000000	10.801029	8.01%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.143059	11.532798	3.50%	956
2016	10.662600	11.143059	4.51%	1,221
2015	11.592205	10.662600	-8.02%	1,218
2014	9.244676	11.592205	25.39%	2,723
2013*	10.000000	9.244676	-7.55%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	10.842854	12.848903	18.50%	61
2016	9.958407	10.842854	8.88%	5,317
2015	10.096321	9.958407	-1.37%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.256033	9.167789	-0.95%	115
2016	9.261924	9.256033	-0.06%	282
2015	9.531935	9.261924	-2.83%	0
2014	9.728296	9.531935	-2.02%	0
2013	9.967242	9.728296	-2.40%	0
2012	9.875503	9.967242	0.93%	0
2011*	10.000000	9.875503	-1.24%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.143677	12.406796	11.33%	0
2016	9.455177	11.143677	17.86%	0
2015	10.195395	9.455177	-7.26%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	8.989856	9.351428	4.02%	0
2016	9.279555	8.989856	-3.12%	0
2015	10.024829	9.279555	-7.43%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.460396	10.179309	7.60%	0
2016	8.883632	9.460396	6.49%	0
2015	9.834501	8.883632	-9.67%	0
2014	10.116647	9.834501	-2.79%	0
2013*	10.000000	10.116647	1.17%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	9.871764	9.901746	0.30%	348
2016	8.944182	9.871764	10.37%	348
2015	9.477733	8.944182	-5.63%	0
2014	9.586340	9.477733	-1.13%	0
2013*	10.000000	9.586340	-4.14%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	9.655644	9.614084	-0.43%	262
2016	9.487810	9.655644	1.77%	261
2015	9.981469	9.487810	-4.95%	320
2014	10.348780	9.981469	-3.55%	324
2013	10.147097	10.348780	1.99%	321
2012*	10.000000	10.147097	1.47%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.100574	14.755251	32.92%	4,901
2016	11.402353	11.100574	-2.65%	4,620
2015	11.280487	11.402353	1.08%	4,779
2014	11.336666	11.280487	-0.50%	4,333
2013*	10.000000	11.336666	13.37%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.865459	10.906513	10.55%	0
2016	8.961212	9.865459	10.09%	7,111
2015	10.120992	8.961212	-11.46%	0
2014	10.333521	10.120992	-2.06%	0
2013	10.586921	10.333521	-2.39%	0
2012	9.458470	10.586921	11.93%	0
2011*	10.000000	9.458470	-5.42%	2,191
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	6.015318	5.985396	-0.50%	96
2016	5.370439	6.015318	12.01%	91
2015	7.409958	5.370439	-27.52%	299
2014	9.339080	7.409958	-20.66%	222
2013	11.231335	9.339080	-16.85%	196
2012	10.958474	11.231335	2.49%	0
2011	12.155868	10.958474	-9.85%	0
2010*	10.000000	12.155868	21.56%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	11.773023	12.602218	7.04%	0
2016	10.664896	11.773023	10.39%	0
2015	11.203335	10.664896	-4.81%	0
2014	11.331435	11.203335	-1.13%	0
2013	12.502347	11.331435	-9.37%	0
2012	10.889116	12.502347	14.82%	295
2011	10.514541	10.889116	3.56%	1,041
2010*	10.000000	10.514541	5.15%	211
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.016335	0.16%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.478162	10.233936	7.97%	0
2016	9.446258	9.478162	0.34%	3,339
2015	10.437394	9.446258	-9.50%	0
2014	10.672892	10.437394	-2.21%	0
2013	11.715945	10.672892	-8.90%	0
2012	11.419654	11.715945	2.59%	185
2011	10.802492	11.419654	5.71%	195
2010*	10.000000	10.802492	8.02%	204
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.916169	10.492829	5.82%	550
2016	9.783998	9.916169	1.35%	549
2015	10.467579	9.783998	-6.53%	839
2014	10.509129	10.467579	-0.40%	850
2013	11.788426	10.509129	-10.85%	841
2012	11.314990	11.788426	4.18%	0
2011	10.799156	11.314990	4.78%	0
2010*	10.000000	10.799156	7.99%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	12.805997	13.300206	3.86%	220
2016	11.689346	12.805997	9.55%	3,072
2015	12.204985	11.689346	-4.22%	269
2014	12.125936	12.204985	0.65%	273
2013	11.774014	12.125936	2.99%	274
2012	10.575541	11.774014	11.33%	0
2011	10.506208	10.575541	0.66%	0
2010*	10.000000	10.506208	5.06%	219
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.295609	2.96%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.263796	9.145937	-1.27%	17,521
2016	9.378279	9.263796	-1.22%	22,924
2015	9.598700	9.378279	-2.30%	22,822
2014	9.771698	9.598700	-1.77%	33,269
2013	10.045579	9.771698	-2.73%	33,556
2012	9.743583	10.045579	3.10%	20,912
2011*	10.000000	9.743583	-2.56%	23,786
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.054226	10.275795	2.20%	59
2016	10.051626	10.054226	0.03%	4,965
2015	10.274886	10.051626	-2.17%	0
2014	10.116726	10.274886	1.56%	0
2013	10.593616	10.116726	-4.50%	0
2012	9.923217	10.593616	6.76%	12,200
2011*	10.000000	9.923217	-0.77%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.723135	9.945820	2.29%	0
2016	9.530224	9.723135	2.02%	0
2015	9.952529	9.530224	-4.24%	0
2014	9.915868	9.952529	0.37%	0
2013*	10.000000	9.915868	-0.84%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	12.696648	13.249047	4.35%	0
2016	11.444138	12.696648	10.94%	0
2015	12.256728	11.444138	-6.63%	0
2014	12.608342	12.256728	-2.79%	0
2013	11.566184	12.608342	9.01%	0
2012	10.254118	11.566184	12.80%	0
2011	10.734319	10.254118	-4.47%	0
2010*	10.000000	10.734319	7.34%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	13.373656	13.665438	2.18%	0
2016	12.583063	13.373656	6.28%	1,462
2015	12.885860	12.583063	-2.35%	0
2014	12.914196	12.885860	-0.22%	0
2013	12.039147	12.914196	7.27%	0
2012	10.820197	12.039147	11.27%	0
2011	10.800504	10.820197	0.18%	0
2010*	10.000000	10.800504	8.01%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.244760	10.682518	29.57%	0
2016	8.401797	8.244760	-1.87%	0
2015	9.509328	8.401797	-11.65%	0
2014	9.908659	9.509328	-4.03%	0
2013	8.839268	9.908659	12.10%	0
2012	7.851319	8.839268	12.58%	0
2011	11.030215	7.851319	-28.82%	0
2010*	10.000000	11.030215	10.30%	0
ProFunds - ProFund VP Banks - Q/NQ
2017	15.722094	18.077209	14.98%	0
2016	13.084726	15.722094	20.16%	0
2015	13.478644	13.084726	-2.92%	0
2014	12.524580	13.478644	7.62%	0
2013	9.625324	12.524580	30.12%	0
2012	7.400513	9.625324	30.06%	0
2011*	10.000000	7.400513	-25.99%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	8.989839	10.778187	19.89%	0
2016	7.780950	8.989839	15.54%	0
2015	9.271409	7.780950	-16.08%	0
2014	9.351528	9.271409	-0.86%	0
2013	8.098530	9.351528	15.47%	0
2012	7.656923	8.098530	5.77%	0
2011*	10.000000	7.656923	-23.43%	0
ProFunds - ProFund VP Bear - Q/NQ
2017	3.026043	2.420461	-20.01%	0
2016	3.569383	3.026043	-15.22%	0
2015	3.850503	3.569383	-7.30%	0
2014	4.605461	3.850503	-16.39%	0
2013	6.431188	4.605461	-28.39%	0
2012	7.909222	6.431188	-18.69%	0
2011	8.902511	7.909222	-11.16%	0
2010*	10.000000	8.902511	-10.97%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	21.942466	26.218596	19.49%	1,829
2016	26.624786	21.942466	-17.59%	1,682
2015	26.435082	26.624786	0.72%	1,551
2014	20.899683	26.435082	26.49%	1,434
2013	12.727300	20.899683	64.21%	0
2012	9.277573	12.727300	37.18%	0
2011*	10.000000	9.277573	-7.22%	0
ProFunds - ProFund VP Bull - Q/NQ
2017	15.892215	18.493429	16.37%	15,707
2016	14.862738	15.892215	6.93%	15,707
2015	15.314002	14.862738	-2.95%	15,707
2014	14.090665	15.314002	8.68%	15,707
2013	11.137652	14.090665	26.51%	15,707
2012	10.030718	11.137652	11.04%	0
2011	10.287304	10.030718	-2.49%	0
2010*	10.000000	10.287304	2.87%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	14.628247	16.410992	12.19%	571
2016	14.488896	14.628247	0.96%	3,118
2015	14.266434	14.488896	1.56%	901
2014	13.274580	14.266434	7.47%	0
2013	10.599155	13.274580	25.24%	0
2012	9.806589	10.599155	8.08%	0
2011*	10.000000	9.806589	-1.93%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	17.643803	20.363992	15.42%	0
2016	17.368012	17.643803	1.59%	0
2015	17.015407	17.368012	2.07%	344
2014	15.518014	17.015407	9.65%	0
2013	11.378982	15.518014	36.37%	0
2012	9.558847	11.378982	19.04%	0
2011*	10.000000	9.558847	-4.41%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	6.657895	8.651193	29.94%	0
2016	6.150911	6.657895	8.24%	0
2015	7.634362	6.150911	-19.43%	0
2014	8.107525	7.634362	-5.84%	0
2013	8.886227	8.107525	-8.76%	0
2012	8.552733	8.886227	3.90%	0
2011	10.924308	8.552733	-21.71%	0
2010*	10.000000	10.924308	9.24%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	10.242723	11.956120	16.73%	0
2016	9.743750	10.242723	5.12%	0
2015	11.213536	9.743750	-13.11%	0
2014	12.589858	11.213536	-10.93%	0
2013	10.615787	12.589858	18.60%	0
2012	9.338719	10.615787	13.67%	0
2011	10.511876	9.338719	-11.16%	0
2010*	10.000000	10.511876	5.12%	0
ProFunds - ProFund VP Financials - Q/NQ
2017	15.282527	17.612145	15.24%	244
2016	13.591159	15.282527	12.44%	350
2015	14.151171	13.591159	-3.96%	385
2014	12.853650	14.151171	10.09%	0
2013	9.981307	12.853650	28.78%	0
2012	8.207875	9.981307	21.61%	0
2011*	10.000000	8.207875	-17.92%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	17.164093	20.237096	17.90%	14
2016	18.346658	17.164093	-6.45%	16
2015	17.917086	18.346658	2.40%	45
2014	14.855678	17.917086	20.61%	50
2013	10.901958	14.855678	36.27%	62
2012	9.524334	10.901958	14.46%	6,981
2011*	10.000000	9.524334	-4.76%	0
ProFunds - ProFund VP Industrials - Q/NQ
2017	14.637573	17.469574	19.35%	0
2016	12.770978	14.637573	14.62%	0
2015	13.562365	12.770978	-5.84%	0
2014	13.175314	13.562365	2.94%	0
2013	9.778647	13.175314	34.74%	0
2012	8.661432	9.778647	12.90%	0
2011*	10.000000	8.661432	-13.39%	0
ProFunds - ProFund VP International - Q/NQ
2017	9.647947	11.457999	18.76%	0
2016	9.987074	9.647947	-3.40%	0
2015	10.617244	9.987074	-5.94%	0
2014	11.850416	10.617244	-10.41%	0
2013	10.171468	11.850416	16.51%	0
2012	8.998973	10.171468	13.03%	0
2011	10.774448	8.998973	-16.48%	0
2010*	10.000000	10.774448	7.74%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2017	17.250400	22.884541	32.66%	0
2016	16.764521	17.250400	2.90%	0
2015	14.286565	16.764521	17.34%	354
2014	14.490419	14.286565	-1.41%	0
2013	9.796113	14.490419	47.92%	0
2012	8.389692	9.796113	16.76%	0
2011*	10.000000	8.389692	-16.10%	0
ProFunds - ProFund VP Japan - Q/NQ
2017	12.384302	14.303767	15.50%	0
2016	12.648704	12.384302	-2.09%	0
2015	12.260795	12.648704	3.16%	0
2014	12.182160	12.260795	0.65%	0
2013	8.428669	12.182160	44.53%	0
2012	7.031564	8.428669	19.87%	0
2011	8.852938	7.031564	-20.57%	0
2010*	10.000000	8.852938	-11.47%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	19.242757	24.461950	27.12%	0
2016	18.749313	19.242757	2.63%	0
2015	17.895952	18.749313	4.77%	0
2014	15.687004	17.895952	14.08%	0
2013	11.982202	15.687004	30.92%	0
2012	10.573761	11.982202	13.32%	0
2011	10.688724	10.573761	-1.08%	0
2010*	10.000000	10.688724	6.89%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	10.444964	9.861276	-5.59%	1,831
2016	8.625935	10.444964	21.09%	2,379
2015	11.545966	8.625935	-25.29%	2,438
2014	13.286113	11.545966	-13.10%	79
2013	10.982958	13.286113	20.97%	70
2012	10.948064	10.982958	0.32%	0
2011	10.981549	10.948064	-0.30%	0
2010*	10.000000	10.981549	9.82%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	16.052729	17.273713	7.61%	2,784
2016	17.101774	16.052729	-6.13%	2,565
2015	16.794117	17.101774	1.83%	2,570
2014	14.430827	16.794117	16.38%	0
2013	11.244385	14.430827	28.34%	0
2012	10.311012	11.244385	9.05%	0
2011*	10.000000	10.311012	3.11%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.057558	3.138700	2.65%	8,204
2016	2.012421	3.057558	51.93%	15,822
2015	3.074032	2.012421	-34.53%	11,022
2014	4.141390	3.074032	-25.77%	284
2013	6.845143	4.141390	-39.50%	223
2012	8.216356	6.845143	-16.69%	0
2011*	10.000000	8.216356	-17.84%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2017	12.607527	13.282801	5.36%	21
2016	12.229712	12.607527	3.09%	22
2015	12.502773	12.229712	-2.18%	68
2014	10.257135	12.502773	21.89%	74
2013	10.510488	10.257135	-2.41%	89
2012	9.200553	10.510488	14.24%	3,512
2011*	10.000000	9.200553	-7.99%	406
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.308723	2.842105	-14.10%	0
2016	3.578038	3.308723	-7.53%	0
2015	3.728986	3.578038	-4.05%	0
2014	5.484133	3.728986	-32.00%	0
2013	4.829023	5.484133	13.57%	0
2012	5.322351	4.829023	-9.27%	0
2011	8.734123	5.322351	-39.06%	0
2010*	10.000000	8.734123	-12.66%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	16.437187	21.726300	32.18%	0
2016	13.199927	16.437187	24.52%	0
2015	13.939261	13.199927	-5.30%	0
2014	10.627022	13.939261	31.17%	0
2013	8.165798	10.627022	30.14%	0
2012	8.740182	8.165798	-6.57%	0
2011*	10.000000	8.740182	-12.60%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.182401	4.349759	-29.64%	0
2016	7.569971	6.182401	-18.33%	0
2015	6.962040	7.569971	8.73%	0
2014	7.356003	6.962040	-5.36%	0
2013	7.562024	7.356003	-2.72%	0
2012	8.920062	7.562024	-15.22%	0
2011	8.266799	8.920062	7.90%	0
2010*	10.000000	8.266799	-17.33%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2017	4.348380	3.364970	-22.62%	0
2016	4.739049	4.348380	-8.24%	0
2015	5.051615	4.739049	-6.19%	0
2014	5.040034	5.051615	0.23%	0
2013	6.544113	5.040034	-22.98%	0
2012	8.406932	6.544113	-22.16%	0
2011	8.469174	8.406932	-0.73%	758
2010*	10.000000	8.469174	-15.31%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.391728	1.743294	-27.11%	0
2016	2.727264	2.391728	-12.30%	0
2015	3.216837	2.727264	-15.22%	0
2014	4.092607	3.216837	-21.40%	0
2013	5.945996	4.092607	-31.17%	0
2012	7.510655	5.945996	-20.83%	0
2011	8.604183	7.510655	-12.71%	0
2010*	10.000000	8.604183	-13.96%	0
ProFunds - ProFund VP Technology - Q/NQ
2017	15.213470	20.053821	31.82%	0
2016	13.888188	15.213470	9.54%	0
2015	13.910107	13.888188	-0.16%	0
2014	12.078599	13.910107	15.16%	0
2013	9.895298	12.078599	22.06%	0
2012	9.201162	9.895298	7.54%	0
2011*	10.000000	9.201162	-7.99%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	13.492869	12.877089	-4.56%	0
2016	11.374437	13.492869	18.62%	0
2015	11.491199	11.374437	-1.02%	0
2014	11.719573	11.491199	-1.95%	0
2013	10.725552	11.719573	9.27%	0
2012	9.441582	10.725552	13.60%	0
2011*	10.000000	9.441582	-5.58%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	13.501496	14.413825	6.76%	0
2016	13.889469	13.501496	-2.79%	0
2015	15.097215	13.889469	-8.00%	0
2014	11.352717	15.097215	32.98%	0
2013	14.394882	11.352717	-21.13%	0
2012	14.622682	14.394882	-1.56%	0
2011	10.449755	14.622682	39.93%	0
2010*	10.000000	10.449755	4.50%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	38.477117	63.156416	64.14%	0
2016	36.328348	38.477117	5.91%	168
2015	32.798044	36.328348	10.76%	0
2014	24.763502	32.798044	32.45%	0
2013	14.185196	24.763502	74.57%	0
2012	10.877873	14.185196	30.40%	0
2011	11.291101	10.877873	-3.66%	0
2010*	10.000000	11.291101	12.91%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.615628	0.330507	-46.31%	0
2016	0.791305	0.615628	-22.20%	0
2015	1.100605	0.791305	-28.10%	0
2014	1.757080	1.100605	-37.36%	0
2013	3.508606	1.757080	-49.92%	0
2012	5.555906	3.508606	-36.85%	0
2011	7.321893	5.555906	-24.12%	0
2010*	10.000000	7.321893	-26.78%	0
ProFunds - ProFund VP Utilities - Q/NQ
2017	14.544851	15.691192	7.88%	1,291
2016	12.962380	14.544851	12.21%	4,047
2015	14.204211	12.962380	-8.74%	1,687
2014	11.572717	14.204211	22.74%	2,261
2013	10.474901	11.572717	10.48%	2,280
2012	10.728981	10.474901	-2.37%	4,994
2011*	10.000000	10.728981	7.29%	5,035
Rydex Variable Trust - Banking Fund - Q/NQ
2017	6.060945	6.647654	9.68%	0
2016	4.884680	6.060945	24.08%	0
2015	5.265924	4.884680	-7.24%	0
2014	5.222407	5.265924	0.83%	0
2013	4.146227	5.222407	25.96%	0
2012	3.423659	4.146227	21.11%	1,521
2011	4.515103	3.423659	-24.17%	0
2010	4.096667	4.515103	10.21%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	12.363933	14.640015	18.41%	0
2016	9.689652	12.363933	27.60%	0
2015	12.017030	9.689652	-19.37%	12
2014	12.553260	12.017030	-4.27%	12
2013	12.716316	12.553260	-1.28%	12
2012	11.779909	12.716316	7.95%	597
2011	14.461948	11.779909	-18.55%	862
2010	11.709139	14.461948	23.51%	1,137

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	22.575879	28.493818	26.21%	1,214
2016	28.819840	22.575879	-21.67%	1,214
2015	27.250024	28.819840	5.76%	1,642
2014	21.062020	27.250024	29.38%	1,484
2013	14.008555	21.062020	50.35%	926
2012	10.566387	14.008555	32.58%	2,820
2011	9.798900	10.566387	7.83%	1,571
2010	9.078481	9.798900	7.94%	208
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	2.309232	2.351409	1.83%	124
2016	2.145144	2.309232	7.65%	124
2015	3.323703	2.145144	-35.46%	353
2014	5.166070	3.323703	-35.66%	236
2013	5.474347	5.166070	-5.63%	180
2012	5.695264	5.474347	-3.88%	0
2011	6.256685	5.695264	-8.97%	0
2010	5.940041	6.256685	5.33%	5,592
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	20.918323	22.748340	8.75%	0
2016	20.350727	20.918323	2.79%	0
2015	19.649788	20.350727	3.57%	13
2014	17.894086	19.649788	9.81%	1,882
2013	14.309901	17.894086	25.05%	1,882
2012	13.459959	14.309901	6.31%	2,192
2011	12.134208	13.459959	10.93%	2,997
2010	10.611251	12.134208	14.35%	3,261
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	19.849908	30.682007	54.57%	737
2016	15.572886	19.849908	27.46%	737
2015	16.675555	15.572886	-6.61%	1,316
2014	14.642711	16.675555	13.88%	1,316
2013	9.230390	14.642711	58.64%	1,316
2012	8.081925	9.230390	14.21%	1,681
2011	7.598172	8.081925	6.37%	4,297
2010	6.254939	7.598172	21.47%	626
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	11.372935	14.534063	27.80%	0
2016	9.380528	11.372935	21.24%	0
2015	9.422856	9.380528	-0.45%	22
2014	7.810396	9.422856	20.65%	22
2013	5.931403	7.810396	31.68%	22
2012	6.020643	5.931403	-1.48%	367
2011	7.393902	6.020643	-18.57%	1,497
2010	6.921960	7.393902	6.82%	1,704

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2017	8.624591	7.882703	-8.60%	0
2016	6.733145	8.624591	28.09%	0
2015	9.897690	6.733145	-31.97%	12
2014	12.475282	9.897690	-20.66%	12
2013	10.363088	12.475282	20.38%	12
2012	10.380089	10.363088	-0.16%	279
2011	11.307048	10.380089	-8.20%	3,019
2010	9.740797	11.307048	16.08%	1,875
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	6.347025	5.034903	-20.67%	63
2016	5.285662	6.347025	20.08%	48
2015	7.937693	5.285662	-33.41%	138
2014	11.522215	7.937693	-31.11%	111
2013	9.538858	11.522215	20.79%	80
2012	9.744757	9.538858	-2.11%	0
2011	11.018190	9.744757	-11.56%	2,213
2010	8.965253	11.018190	22.90%	19
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	5.608717	7.033174	25.40%	0
2016	6.092007	5.608717	-7.93%	0
2015	6.732096	6.092007	-9.51%	0
2014	7.890434	6.732096	-14.68%	0
2013	6.531986	7.890434	20.80%	0
2012	5.507027	6.531986	18.61%	0
2011	6.655566	5.507027	-17.26%	0
2010	7.650541	6.655566	-13.01%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	8.210090	9.252245	12.69%	2,486
2016	7.269496	8.210090	12.94%	4,515
2015	7.765488	7.269496	-6.39%	4,542
2014	7.074634	7.765488	9.77%	4,542
2013	5.688478	7.074634	24.37%	2,437
2012	4.755849	5.688478	19.61%	897
2011	5.733284	4.755849	-17.05%	1,872
2010	5.141647	5.733284	11.51%	2,095
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	13.591184	14.528539	6.90%	0
2016	13.986106	13.591184	-2.82%	0
2015	15.115024	13.986106	-7.47%	0
2014	11.512366	15.115024	31.29%	0
2013	14.443973	11.512366	-20.30%	0
2012	14.383084	14.443973	0.42%	0
2011	10.425821	14.383084	37.96%	1,038
2010	9.711973	10.425821	7.35%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	16.800771	20.126915	19.80%	0
2016	19.080633	16.800771	-11.95%	0
2015	18.721843	19.080633	1.92%	453
2014	15.408300	18.721843	21.50%	190
2013	11.143503	15.408300	38.27%	292
2012	9.755398	11.143503	14.23%	352
2011	9.556982	9.755398	2.08%	863
2010	9.180502	9.556982	4.10%	965
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.490667	10.931491	4.20%	0
2016	9.638997	10.490667	8.84%	0
2015	9.956820	9.638997	-3.19%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2017	18.119518	23.668238	30.62%	0
2016	17.792848	18.119518	1.84%	0
2015	16.841343	17.792848	5.65%	17
2014	16.941761	16.841343	-0.59%	1,685
2013	11.489708	16.941761	47.45%	1,785
2012	9.876291	11.489708	16.34%	1,738
2011	11.500305	9.876291	-14.12%	2,813
2010	9.766206	11.500305	17.76%	3,143
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.576810	0.343330	-40.48%	0
2016	0.840858	0.576810	-31.40%	0
2015	0.937774	0.840858	-10.33%	0
2014	1.229438	0.937774	-23.72%	0
2013	2.247274	1.229438	-45.29%	0
2012	2.972637	2.247274	-24.40%	2,114
2011	4.180579	2.972637	-28.89%	2,230
2010	6.151243	4.180579	-32.04%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	3.043269	2.703670	-11.16%	0
2016	3.215667	3.043269	-5.36%	0
2015	3.338754	3.215667	-3.69%	0
2014	4.560544	3.338754	-26.79%	333
2013	4.058131	4.560544	12.38%	351
2012	4.437367	4.058131	-8.55%	1,265
2011	6.542461	4.437367	-32.18%	0
2010	7.696084	6.542461	-14.99%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.883809	1.588014	-15.70%	0
2016	2.389080	1.883809	-21.15%	0
2015	2.478215	2.389080	-3.60%	0
2014	2.873981	2.478215	-13.77%	0
2013	4.069801	2.873981	-29.38%	0
2012	5.113317	4.069801	-20.41%	0
2011	5.659168	5.113317	-9.65%	0
2010	7.769311	5.659168	-27.16%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	1.565588	1.150113	-26.54%	0
2016	1.773806	1.565588	-11.74%	0
2015	2.088074	1.773806	-15.05%	0
2014	2.631995	2.088074	-20.67%	0
2013	3.804944	2.631995	-30.83%	0
2012	4.797325	3.804944	-20.69%	0
2011	5.471349	4.797325	-12.32%	0
2010	7.127708	5.471349	-23.24%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.754618	1.480098	-15.65%	0
2016	2.257326	1.754618	-22.27%	0
2015	2.312872	2.257326	-2.40%	0
2014	2.602456	2.312872	-11.13%	0
2013	3.860002	2.602456	-32.58%	0
2012	4.837529	3.860002	-20.21%	1,020
2011	5.370116	4.837529	-9.92%	1,076
2010	7.610453	5.370116	-29.44%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	2.434670	1.962050	-19.41%	0
2016	2.837661	2.434670	-14.20%	0
2015	3.045474	2.837661	-6.82%	0
2014	3.651379	3.045474	-16.59%	0
2013	5.096492	3.651379	-28.36%	0
2012	6.296810	5.096492	-19.06%	544
2011	7.099968	6.296810	-11.31%	574
2010	8.769400	7.099968	-19.04%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	9.544091	13.987476	46.56%	0
2016	8.991077	9.544091	6.15%	0
2015	8.233858	8.991077	9.20%	0
2014	9.983518	8.233858	-17.53%	383
2013	6.563718	9.983518	52.10%	403
2012	5.605493	6.563718	17.09%	0
2011	8.091362	5.605493	-30.72%	0
2010	7.170800	8.091362	12.84%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	16.269277	19.054162	17.12%	0
2016	15.228710	16.269277	6.83%	0
2015	15.571934	15.228710	-2.20%	21
2014	14.858829	15.571934	4.80%	975
2013	10.701136	14.858829	38.85%	2,817
2012	9.047211	10.701136	18.28%	3,300
2011	9.056704	9.047211	-0.10%	4,609
2010	7.126234	9.056704	27.09%	5,019
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	18.133434	21.650233	19.39%	137
2016	14.344754	18.133434	26.41%	0
2015	15.569301	14.344754	-7.87%	421
2014	14.265945	15.569301	9.14%	421
2013	9.739083	14.265945	46.48%	1,734
2012	8.034607	9.739083	21.21%	2,345
2011	8.917357	8.034607	-9.90%	4,426
2010	6.648893	8.917357	34.12%	931
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	33.451398	55.284779	65.27%	543
2016	31.302382	33.451398	6.87%	0
2015	28.008160	31.302382	11.76%	0
2014	21.032969	28.008160	33.16%	0
2013	11.969785	21.032969	75.72%	0
2012	9.153591	11.969785	30.77%	1,310
2011	9.451700	9.153591	-3.15%	0
2010	7.080801	9.451700	33.48%	503
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	21.121261	27.004394	27.85%	0
2016	20.438775	21.121261	3.34%	0
2015	19.366756	20.438775	5.54%	0
2014	16.912572	19.366756	14.51%	0
2013	12.885120	16.912572	31.26%	0
2012	11.318075	12.885120	13.85%	0
2011	11.361200	11.318075	-0.38%	0
2010	9.834368	11.361200	15.53%	134
Rydex Variable Trust - Nova Fund - Q/NQ
2017	15.884264	20.410910	28.50%	0
2016	14.077091	15.884264	12.84%	0
2015	14.542540	14.077091	-3.20%	619
2014	12.577555	14.542540	15.62%	619
2013	8.658115	12.577555	45.27%	619
2012	7.264536	8.658115	19.18%	992
2011	7.538451	7.264536	-3.63%	817
2010	6.444759	7.538451	16.97%	980

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	4.752277	4.962062	4.41%	0
2016	2.944500	4.752277	61.40%	5,824
2015	4.337530	2.944500	-32.12%	399
2014	5.382678	4.337530	-19.42%	1,834
2013	10.243446	5.382678	-47.45%	1,847
2012	10.955726	10.243446	-6.50%	4,461
2011	14.815294	10.955726	-26.05%	5,338
2010	11.004604	14.815294	34.63%	6,384
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	11.062978	11.505062	4.00%	0
2016	10.300094	11.062978	7.41%	0
2015	10.837812	10.300094	-4.96%	562
2014	9.185779	10.837812	17.98%	3,283
2013	9.063829	9.185779	1.35%	3,283
2012	7.855652	9.063829	15.38%	3,596
2011	7.878223	7.855652	-0.29%	5,060
2010	6.470954	7.878223	21.75%	10,019
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	15.390861	16.931358	10.01%	0
2016	15.737102	15.390861	-2.20%	0
2015	16.357783	15.737102	-3.79%	17
2014	15.440696	16.357783	5.94%	91
2013	11.661719	15.440696	32.40%	91
2012	10.243436	11.661719	13.85%	295
2011	9.976873	10.243436	2.67%	1,268
2010	8.176884	9.976873	22.01%	1,347
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	14.339415	16.780421	17.02%	0
2016	11.276286	14.339415	27.16%	0
2015	12.720055	11.276286	-11.35%	332
2014	12.509868	12.720055	1.68%	332
2013	8.091660	12.509868	54.60%	332
2012	6.797208	8.091660	19.04%	534
2011	7.938619	6.797208	-14.38%	1,588
2010	5.906485	7.938619	34.41%	550
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	16.226851	22.703984	39.92%	1,181
2016	13.821555	16.226851	17.40%	1,039
2015	14.415183	13.821555	-4.12%	1,039
2014	11.860570	14.415183	21.54%	1,039
2013	7.210134	11.860570	64.50%	1,039
2012	5.715646	7.210134	26.15%	2,169
2011	6.102955	5.715646	-6.35%	908
2010	4.988715	6.102955	22.34%	798

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	16.758607	20.327407	21.30%	0
2016	16.755332	16.758607	0.02%	0
2015	17.001301	16.755332	-1.45%	711
2014	15.510790	17.001301	9.61%	2,447
2013	11.257024	15.510790	37.79%	2,447
2012	10.190031	11.257024	10.47%	2,447
2011	10.565773	10.190031	-3.56%	2,777
2010	8.666915	10.565773	21.91%	3,134
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	15.409838	17.409332	12.98%	0
2016	13.461783	15.409838	14.47%	4,844
2015	15.236173	13.461783	-11.65%	892
2014	14.085408	15.236173	8.17%	4,380
2013	9.944892	14.085408	41.63%	4,527
2012	8.345394	9.944892	19.17%	3,242
2011	8.839095	8.345394	-5.59%	3,269
2010	7.534714	8.839095	17.31%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	17.095330	19.796774	15.80%	0
2016	17.071658	17.095330	0.14%	0
2015	17.281368	17.071658	-1.21%	0
2014	18.004163	17.281368	-4.01%	2,365
2013	13.775054	18.004163	30.70%	2,365
2012	12.174581	13.775054	13.15%	2,365
2011	12.568824	12.174581	-3.14%	2,684
2010	9.723032	12.568824	29.27%	2,886
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	15.018185	16.569219	10.33%	27
2016	11.950008	15.018185	25.68%	27
2015	13.906535	11.950008	-14.07%	96
2014	13.364572	13.906535	4.06%	100
2013	10.093229	13.364572	32.41%	104
2012	8.849326	10.093229	14.06%	0
2011	9.774845	8.849326	-9.47%	0
2010	8.345323	9.774845	17.13%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	16.509576	18.687068	13.19%	0
2016	14.265291	16.509576	15.73%	0
2015	14.685906	14.265291	-2.86%	0
2014	15.062613	14.685906	-2.50%	0
2013	10.932699	15.062613	37.78%	129
2012	10.138195	10.932699	7.84%	0
2011	10.044511	10.138195	0.93%	0
2010	8.215164	10.044511	22.27%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	13.630647	13.253916	-2.76%	0
2016	10.611149	13.630647	28.46%	0
2015	12.588234	10.611149	-15.71%	0
2014	12.743790	12.588234	-1.22%	0
2013	9.151066	12.743790	39.26%	0
2012	7.797169	9.151066	17.36%	563
2011	8.830718	7.797169	-11.70%	0
2010	7.239781	8.830718	21.97%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	6.732496	5.405988	-19.70%	0
2016	6.452816	6.732496	4.33%	0
2015	5.838694	6.452816	10.52%	0
2014	4.871283	5.838694	19.86%	0
2013	5.149072	4.871283	-5.39%	0
2012	5.635459	5.149072	-8.63%	0
2011	6.036766	5.635459	-6.65%	0
2010	6.483726	6.036766	-6.89%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2017	13.777113	17.817388	29.33%	0
2016	12.720800	13.777113	8.30%	0
2015	12.903358	12.720800	-1.41%	17
2014	12.003236	12.903358	7.50%	17
2013	9.092623	12.003236	32.01%	17
2012	8.328266	9.092623	9.18%	290
2011	9.406829	8.328266	-11.47%	1,257
2010	8.611549	9.406829	9.24%	1,323
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	8.667940	8.946538	3.21%	0
2016	7.571754	8.667940	14.48%	0
2015	8.326140	7.571754	-9.06%	0
2014	8.321996	8.326140	0.05%	0
2013	7.266344	8.321996	14.53%	0
2012	7.107712	7.266344	2.23%	0
2011	8.516204	7.107712	-16.54%	0
2010	7.627552	8.516204	11.65%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	14.691671	17.479916	18.98%	0
2016	13.053535	14.691671	12.55%	0
2015	15.583593	13.053535	-16.24%	16
2014	13.015436	15.583593	19.73%	2,940
2013	8.861449	13.015436	46.88%	3,060
2012	7.729943	8.861449	14.64%	3,096
2011	8.919631	7.729943	-13.34%	4,295
2010	7.369610	8.919631	21.03%	4,666

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	15.254530	16.512872	8.25%	658
2016	13.447334	15.254530	13.44%	1,142
2015	14.888237	13.447334	-9.68%	546
2014	12.425267	14.888237	19.82%	1,915
2013	11.215540	12.425267	10.79%	1,915
2012	11.376712	11.215540	-1.42%	1,915
2011	10.033406	11.376712	13.39%	2,174
2010	9.627944	10.033406	4.21%	2,338
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.102289	5.935979	16.34%	0
2016	5.732102	5.102289	-10.99%	0
2015	7.068725	5.732102	-18.91%	0
2014	9.284800	7.068725	-23.87%	0
2013	9.798749	9.284800	-5.25%	0
2012	9.972669	9.798749	-1.74%	1,256
2011	10.619056	9.972669	-6.09%	0
2010	11.538469	10.619056	-7.97%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.574623	9.575295	0.01%	0
2016	9.585327	9.574623	-0.11%	3,601
2015	9.920932	9.585327	-3.38%	0
2014	10.037370	9.920932	-1.16%	0
2013*	10.000000	10.037370	0.37%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.712329	7.12%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	5.944928	5.698289	-4.15%	357
2016	4.242502	5.944928	40.13%	340
2015	6.538430	4.242502	-35.11%	599
2014	8.290044	6.538430	-21.13%	4,364
2013	7.692321	8.290044	7.77%	4,366
2012	7.631663	7.692321	0.79%	5,150
2011*	10.000000	7.631663	-23.68%	3,592

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	11.824920	13.324680	12.68%	0
2016	11.617261	11.824920	1.79%	0
2015	11.768990	11.617261	-1.29%	0
2014	11.275320	11.768990	4.38%	0
2013	9.950975	11.275320	13.31%	0
2012	9.007192	9.950975	10.48%	0
2011*	10.000000	9.007192	-9.93%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.369623	9.054673	-3.36%	0
2016	6.828338	9.369623	37.22%	0
2015	11.288414	6.828338	-39.51%	0
2014	10.350951	11.288414	9.06%	0
2013*	10.000000	10.350951	3.51%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.359800	12.616497	21.78%	0
2016	9.845266	10.359800	5.23%	0
2015	10.237753	9.845266	-3.83%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.583228	9.682444	1.04%	0
2016	9.420007	9.583228	1.73%	0
2015	9.911171	9.420007	-4.96%	0
2014	9.845635	9.911171	0.67%	0
2013	11.039412	9.845635	-10.81%	0
2012	10.549793	11.039412	4.64%	0
2011*	10.000000	10.549793	5.50%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.143359	11.910718	17.42%	0
2016	9.171337	10.143359	10.60%	0
2015*	10.000000	9.171337	-8.29%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	10.917303	11.570453	5.98%	0
2016	9.297909	10.917303	17.42%	0
2015*	10.000000	9.297909	-7.02%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.508779	10.439209	9.78%	0
2016	9.401088	9.508779	1.15%	0
2015	9.823216	9.401088	-4.30%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	10.935785	13.388789	22.43%	0
2016	11.017559	10.935785	-0.74%	0
2015	11.308128	11.017559	-2.57%	0
2014	11.389630	11.308128	-0.72%	0
2013*	10.000000	11.389630	13.90%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.044026	12.538177	13.53%	0
2016*	10.000000	11.044026	10.44%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	11.454740	12.693821	10.82%	0
2016	11.322795	11.454740	1.17%	0
2015	11.736624	11.322795	-3.53%	0
2014	11.815460	11.736624	-0.67%	0
2013	10.596935	11.815460	11.50%	0
2012	9.889236	10.596935	7.16%	0
2011	10.530819	9.889236	-6.09%	0
2010*	10.000000	10.530819	5.31%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.602631	10.736301	11.81%	0
2016	9.281421	9.602631	3.46%	0
2015	9.919709	9.281421	-6.43%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.795215	9.852177	0.58%	0
2016*	10.000000	9.795215	-2.05%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.030507	0.31%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.121425	1.21%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.374257	5.317000	-1.07%	0
2016	4.922749	5.374257	9.17%	0
2015	6.744408	4.922749	-27.01%	0
2014	8.339742	6.744408	-19.13%	0
2013	9.537653	8.339742	-12.56%	0
2012	9.997316	9.537653	-4.60%	0
2011	11.744198	9.997316	-14.87%	0
2010*	10.000000	11.744198	17.44%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.515909	12.911154	12.12%	0
2016	10.257086	11.515909	12.27%	0
2015	10.797199	10.257086	-5.00%	0
2014*	10.000000	10.797199	7.97%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.086407	10.168284	0.81%	0
2016	9.499774	10.086407	6.18%	0
2015*	10.000000	9.499774	-5.00%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.131241	12.339111	10.85%	0
2016	11.106330	11.131241	0.22%	0
2015	11.403845	11.106330	-2.61%	0
2014	11.088146	11.403845	2.85%	0
2013	9.865006	11.088146	12.40%	0
2012	9.020097	9.865006	9.37%	0
2011*	10.000000	9.020097	-9.80%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.347725	11.709944	13.16%	0
2016*	10.000000	10.347725	3.48%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.553205	11.585969	9.79%	0
2016	9.199390	10.553205	14.72%	0
2015*	10.000000	9.199390	-8.01%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.167713	12.691798	13.65%	0
2016*	10.000000	11.167713	11.68%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	9.978032	13.110182	31.39%	0
2016	10.182417	9.978032	-2.01%	0
2015*	10.000000	10.182417	1.82%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.054132	10.475897	4.19%	0
2016	9.036093	10.054132	11.27%	0
2015*	10.000000	9.036093	-9.64%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.891654	10.024944	1.35%	0
2016*	10.000000	9.891654	-1.08%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.114289	1.14%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	9.925362	10.402845	4.81%	0
2016	9.428404	9.925362	5.27%	0
2015	9.866150	9.428404	-4.44%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.577667	14.817539	9.13%	0
2016	12.309479	13.577667	10.30%	0
2015	13.468516	12.309479	-8.61%	0
2014	13.438260	13.468516	0.23%	0
2013	11.141346	13.438260	20.62%	0
2012	9.913536	11.141346	12.39%	0
2011	10.331754	9.913536	-4.05%	0
2010*	10.000000	10.331754	3.32%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	10.736368	11.475532	6.88%	0
2016	9.661578	10.736368	11.12%	0
2015	10.666951	9.661578	-9.43%	0
2014	10.463125	10.666951	1.95%	0
2013*	10.000000	10.463125	4.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	11.980619	12.679896	5.84%	0
2016	10.958914	11.980619	9.32%	0
2015	11.671785	10.958914	-6.11%	0
2014	11.330433	11.671785	3.01%	0
2013*	10.000000	11.330433	13.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.357790	9.295443	-0.67%	0
2016	9.327857	9.357790	0.32%	0
2015*	10.000000	9.327857	-6.72%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.688116	10.679767	10.24%	0
2016	9.527626	9.688116	1.68%	0
2015	10.380876	9.527626	-8.22%	0
2014	10.248176	10.380876	1.29%	0
2013*	10.000000	10.248176	2.48%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.490840	9.365622	-1.32%	0
2016	9.645823	9.490840	-1.61%	0
2015	9.954484	9.645823	-3.10%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	5.729003	6.069607	5.95%	0
2016	6.896872	5.729003	-16.93%	0
2015	7.188616	6.896872	-4.06%	0
2014	6.581395	7.188616	9.23%	0
2013	6.583182	6.581395	-0.03%	199
2012	7.608455	6.583182	-13.48%	228
2011	8.544265	7.608455	-10.95%	259
2010	9.089212	8.544265	-6.00%	291

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	9.903155	11.084901	11.93%	0
2016	10.095439	9.903155	-1.90%	0
2015	10.230685	10.095439	-1.32%	0
2014	10.212962	10.230685	0.17%	0
2013	8.922466	10.212962	14.46%	563
2012	8.768004	8.922466	1.76%	645
2011	9.628882	8.768004	-8.94%	733
2010	8.884787	9.628882	8.37%	826
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	7.806438	7.887490	1.04%	0
2016	8.049064	7.806438	-3.01%	0
2015	8.109752	8.049064	-0.75%	0
2014	7.951456	8.109752	1.99%	0
2013	8.026827	7.951456	-0.94%	627
2012	8.058109	8.026827	-0.39%	717
2011	7.998011	8.058109	0.75%	815
2010	7.729406	7.998011	3.48%	918
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.441089	10.527896	0.83%	0
2016	9.868472	10.441089	5.80%	0
2015	10.053478	9.868472	-1.84%	0
2014	10.076618	10.053478	-0.23%	0
2013*	10.000000	10.076618	0.77%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.418767	11.152178	7.04%	0
2016	9.586633	10.418767	8.68%	0
2015	10.290391	9.586633	-6.84%	0
2014	9.989256	10.290391	3.01%	0
2013*	10.000000	9.989256	-0.11%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	10.379989	11.964629	15.27%	0
2016	10.931614	10.379989	-5.05%	0
2015	12.239327	10.931614	-10.68%	0
2014	13.257764	12.239327	-7.68%	0
2013	10.872138	13.257764	21.94%	0
2012	9.362001	10.872138	16.13%	0
2011	10.352549	9.362001	-9.57%	0
2010*	10.000000	10.352549	3.53%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.316557	10.360606	24.58%	0
2016	7.065298	8.316557	17.71%	0
2015	9.069337	7.065298	-22.10%	0
2014	9.759303	9.069337	-7.07%	0
2013*	10.000000	9.759303	-2.41%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	9.809674	10.365886	5.67%	0
2016	8.725573	9.809674	12.42%	0
2015	9.533462	8.725573	-8.47%	0
2014	9.932884	9.533462	-4.02%	0
2013*	10.000000	9.932884	-0.67%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.890609	10.011530	1.22%	0
2016*	10.000000	9.890609	-1.09%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.840178	11.790503	8.77%	0
2016*	10.000000	10.840178	8.40%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	10.543398	11.363018	7.77%	0
2016	10.207924	10.543398	3.29%	0
2015	10.742642	10.207924	-4.98%	0
2014	10.574590	10.742642	1.59%	0
2013	9.997256	10.574590	5.77%	0
2012	9.389622	9.997256	6.47%	0
2011*	10.000000	9.389622	-6.10%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	10.871625	11.610787	6.80%	0
2016	10.087902	10.871625	7.77%	0
2015	10.475049	10.087902	-3.70%	0
2014	10.447208	10.475049	0.27%	0
2013	11.749493	10.447208	-11.08%	0
2012	10.229074	11.749493	14.86%	0
2011*	10.000000	10.229074	2.29%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.892515	10.850398	9.68%	0
2016	8.829105	9.892515	12.04%	0
2015	10.521174	8.829105	-16.08%	0
2014*	10.000000	10.521174	5.21%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.157864	11.929757	6.92%	0
2016	11.102244	11.157864	0.50%	0
2015	11.556700	11.102244	-3.93%	0
2014	10.416231	11.556700	10.95%	0
2013	10.414512	10.416231	0.02%	0
2012	8.224712	10.414512	26.62%	0
2011*	10.000000	8.224712	-17.75%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.251830	11.586311	13.02%	0
2016	9.971527	10.251830	2.81%	0
2015	10.947369	9.971527	-8.91%	0
2014	11.013997	10.947369	-0.60%	0
2013	9.763981	11.013997	12.80%	0
2012	8.812988	9.763981	10.79%	0
2011*	10.000000	8.812988	-11.87%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.400294	15.122148	12.85%	0
2016	12.614658	13.400294	6.23%	0
2015	12.818612	12.614658	-1.59%	0
2014	12.528801	12.818612	2.31%	0
2013	10.428300	12.528801	20.14%	0
2012	9.248277	10.428300	12.76%	0
2011*	10.000000	9.248277	-7.52%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	10.006256	11.549528	15.42%	0
2016*	10.000000	10.006256	0.06%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.304690	10.721242	4.04%	0
2016	9.262333	10.304690	11.25%	0
2015	9.759214	9.262333	-5.09%	0
2014*	10.000000	9.759214	-2.41%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.918153	13.275240	21.59%	0
2016*	10.000000	10.918153	9.18%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.784230	9.833001	0.50%	0
2016	9.817504	9.784230	-0.34%	0
2015	10.060142	9.817504	-2.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	14.291461	16.685754	16.75%	0
2016	13.532545	14.291461	5.61%	0
2015	14.134616	13.532545	-4.26%	0
2014	13.880324	14.134616	1.83%	0
2013	11.000819	13.880324	26.18%	0
2012	9.719334	11.000819	13.18%	0
2011	10.652696	9.719334	-8.76%	0
2010*	10.000000	10.652696	6.53%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.233584	13.359378	9.20%	0
2016	11.830190	12.233584	3.41%	0
2015	12.269768	11.830190	-3.58%	0
2014	12.072049	12.269768	1.64%	0
2013	10.804260	12.072049	11.73%	0
2012	9.983381	10.804260	8.22%	0
2011	10.383734	9.983381	-3.86%	0
2010*	10.000000	10.383734	3.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.266739	14.973036	12.86%	0
2016	12.684207	13.266739	4.59%	0
2015	13.191440	12.684207	-3.85%	0
2014	12.929286	13.191440	2.03%	530
2013	10.942651	12.929286	18.15%	0
2012	9.881527	10.942651	10.74%	0
2011	10.501648	9.881527	-5.90%	0
2010*	10.000000	10.501648	5.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.724797	11.116670	3.65%	0
2016	10.519397	10.724797	1.95%	0
2015	10.874488	10.519397	-3.27%	0
2014	10.798737	10.874488	0.70%	0
2013	10.560382	10.798737	2.26%	0
2012	10.081417	10.560382	4.75%	0
2011	10.200654	10.081417	-1.17%	0
2010*	10.000000	10.200654	2.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	9.812953	10.975596	11.85%	0
2016	9.538959	9.812953	2.87%	0
2015	10.227797	9.538959	-6.73%	0
2014	10.263469	10.227797	-0.35%	0
2013*	10.000000	10.263469	2.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.762061	11.206508	14.80%	0
2016	9.430894	9.762061	3.51%	0
2015	10.173874	9.430894	-7.30%	0
2014	10.335369	10.173874	-1.56%	0
2013*	10.000000	10.335369	3.35%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.761444	14.174339	11.07%	0
2016	12.267689	12.761444	4.02%	0
2015	12.724361	12.267689	-3.59%	0
2014	12.486676	12.724361	1.90%	0
2013	10.876765	12.486676	14.80%	0
2012	9.933291	10.876765	9.50%	0
2011	10.436112	9.933291	-4.82%	0
2010*	10.000000	10.436112	4.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.612990	15.664162	15.07%	0
2016	12.982644	13.612990	4.86%	0
2015	13.526365	12.982644	-4.02%	0
2014	13.274764	13.526365	1.90%	0
2013	10.961006	13.274764	21.11%	0
2012	9.816640	10.961006	11.66%	0
2011	10.566659	9.816640	-7.10%	0
2010*	10.000000	10.566659	5.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.779619	12.614975	7.09%	0
2016	11.403057	11.779619	3.30%	0
2015	11.827455	11.403057	-3.59%	0
2014	11.660922	11.827455	1.43%	0
2013	10.757065	11.660922	8.40%	0
2012	10.031663	10.757065	7.23%	0
2011	10.321481	10.031663	-2.81%	0
2010*	10.000000	10.321481	3.21%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.116662	10.230798	1.13%	0
2016	10.045531	10.116662	0.71%	0
2015	10.362006	10.045531	-3.05%	0
2014	10.138230	10.362006	2.21%	0
2013	10.621140	10.138230	-4.55%	0
2012	10.175469	10.621140	4.38%	0
2011*	10.000000	10.175469	1.75%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.013132	13.801650	14.89%	0
2016	11.066390	12.013132	8.56%	0
2015	11.726466	11.066390	-5.63%	0
2014	11.668277	11.726466	0.50%	0
2013*	10.000000	11.668277	16.68%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.488979	12.745644	10.94%	0
2016	10.838325	11.488979	6.00%	0
2015	11.321407	10.838325	-4.27%	0
2014	11.405659	11.321407	-0.74%	0
2013*	10.000000	11.405659	14.06%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.226924	11.345608	37.91%	0
2016	7.836803	8.226924	4.98%	0
2015	9.573406	7.836803	-18.14%	0
2014*	10.000000	9.573406	-4.27%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.631290	9.582010	-0.51%	0
2016	9.809856	9.631290	-1.82%	0
2015	10.077525	9.809856	-2.66%	0
2014*	10.000000	10.077525	0.78%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.334870	8.140448	-2.33%	0
2016	8.552193	8.334870	-2.54%	0
2015	8.775978	8.552193	-2.55%	0
2014	9.005622	8.775978	-2.55%	0
2013	9.241274	9.005622	-2.55%	427
2012	9.483758	9.241274	-2.56%	488
2011	9.731228	9.483758	-2.54%	555
2010	9.985856	9.731228	-2.55%	517
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.221468	11.223556	21.71%	0
2016	9.375568	9.221468	-1.64%	0
2015	9.714161	9.375568	-3.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.563745	12.192548	15.42%	0
2016	9.901872	10.563745	6.68%	0
2015	10.263448	9.901872	-3.52%	0
2014*	10.000000	10.263448	2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.246990	11.098020	8.31%	0
2016	9.890965	10.246990	3.60%	0
2015	10.167454	9.890965	-2.72%	0
2014*	10.000000	10.167454	1.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.425734	11.665332	11.89%	0
2016	9.929310	10.425734	5.00%	0
2015	10.243626	9.929310	-3.07%	0
2014*	10.000000	10.243626	2.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.000218	10.299758	3.00%	0
2016	9.841550	10.000218	1.61%	0
2015	10.072424	9.841550	-2.29%	0
2014*	10.000000	10.072424	0.72%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	9.934015	11.039847	11.13%	0
2016	9.642825	9.934015	3.02%	0
2015	10.226644	9.642825	-5.71%	0
2014	10.242720	10.226644	-0.16%	0
2013*	10.000000	10.242720	2.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	9.968949	11.363553	13.99%	0
2016	9.564267	9.968949	4.23%	0
2015	10.218735	9.564267	-6.40%	0
2014	10.307452	10.218735	-0.86%	0
2013*	10.000000	10.307452	3.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.375946	11.419326	10.06%	0
2016	9.936887	10.375946	4.42%	0
2015	10.231160	9.936887	-2.88%	0
2014*	10.000000	10.231160	2.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.467302	11.902620	13.71%	0
2016	9.900695	10.467302	5.72%	0
2015	10.234493	9.900695	-3.26%	0
2014*	10.000000	10.234493	2.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.198990	10.855234	6.43%	0
2016	9.900486	10.198990	3.02%	0
2015	10.162666	9.900486	-2.58%	0
2014*	10.000000	10.162666	1.63%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.180276	12.607127	23.84%	0
2016*	10.000000	10.180276	1.80%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.256053	12.700856	12.84%	0
2016	9.601594	11.256053	17.23%	0
2015	10.109038	9.601594	-5.02%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.634685	9.984196	3.63%	0
2016	9.099280	9.634685	5.88%	0
2015	9.615330	9.099280	-5.37%	0
2014	9.498058	9.615330	1.23%	0
2013*	10.000000	9.498058	-5.02%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	11.443928	14.001105	22.35%	0
2016	12.040178	11.443928	-4.95%	0
2015	12.436716	12.040178	-3.19%	0
2014	12.937125	12.436716	-3.87%	0
2013	10.964507	12.937125	17.99%	0
2012	9.740325	10.964507	12.57%	0
2011	11.059091	9.740325	-11.92%	0
2010*	10.000000	11.059091	10.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.428996	10.065917	19.42%	0
2016	8.238565	8.428996	2.31%	0
2015	8.931698	8.238565	-7.76%	0
2014*	10.000000	8.931698	-10.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	16.015393	20.271979	26.58%	0
2016	16.112633	16.015393	-0.60%	0
2015	16.032508	16.112633	0.50%	0
2014	14.936238	16.032508	7.34%	0
2013	11.402737	14.936238	30.99%	0
2012	10.075553	11.402737	13.17%	0
2011	10.684010	10.075553	-5.70%	0
2010*	10.000000	10.684010	6.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	16.068163	17.908667	11.45%	0
2016	14.207710	16.068163	13.09%	0
2015	15.098425	14.207710	-5.90%	0
2014	14.053922	15.098425	7.43%	0
2013	10.680396	14.053922	31.59%	0
2012	9.320838	10.680396	14.59%	0
2011	10.184812	9.320838	-8.48%	0
2010*	10.000000	10.184812	1.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	15.877647	19.732903	24.28%	0
2016	15.361714	15.877647	3.36%	0
2015	15.818438	15.361714	-2.89%	0
2014	15.650279	15.818438	1.07%	0
2013	11.586492	15.650279	35.07%	0
2012	10.371535	11.586492	11.71%	0
2011	11.138179	10.371535	-6.88%	0
2010*	10.000000	11.138179	11.38%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.875785	20.941694	10.94%	0
2016	16.470456	18.875785	14.60%	0
2015	17.403718	16.470456	-5.36%	0
2014	15.261533	17.403718	14.04%	0
2013	11.542545	15.261533	32.22%	0
2012	10.181113	11.542545	13.37%	0
2011	10.695297	10.181113	-4.81%	0
2010*	10.000000	10.695297	6.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.343588	13.810783	21.75%	0
2016	10.747061	11.343588	5.55%	0
2015	10.945556	10.747061	-1.81%	0
2014*	10.000000	10.945556	9.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	11.974193	12.727386	6.29%	0
2016	9.756455	11.974193	22.73%	0
2015	10.653427	9.756455	-8.42%	0
2014*	10.000000	10.653427	6.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	11.860409	13.117865	10.60%	0
2016	9.907669	11.860409	19.71%	0
2015	10.335984	9.907669	-4.14%	0
2014*	10.000000	10.335984	3.36%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.529055	13.541995	17.46%	0
2016	10.620306	11.529055	8.56%	0
2015	10.797231	10.620306	-1.64%	0
2014*	10.000000	10.797231	7.97%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.122145	11.505269	3.44%	0
2016	10.648028	11.122145	4.45%	0
2015	11.582295	10.648028	-8.07%	0
2014	9.241506	11.582295	25.33%	0
2013*	10.000000	9.241506	-7.58%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	10.830966	12.828258	18.44%	0
2016	9.952575	10.830966	8.83%	0
2015	10.095598	9.952575	-1.42%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.229206	9.136545	-1.00%	0
2016	9.239810	9.229206	-0.11%	0
2015	9.514048	9.239810	-2.88%	0
2014	9.715010	9.514048	-2.07%	0
2013	9.958736	9.715010	-2.45%	0
2012	9.872156	9.958736	0.88%	0
2011*	10.000000	9.872156	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.131471	12.386887	11.28%	0
2016	9.449654	11.131471	17.80%	0
2015	10.194664	9.449654	-7.31%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	8.980021	9.336422	3.97%	0
2016	9.274141	8.980021	-3.17%	0
2015	10.024114	9.274141	-7.48%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.445196	10.157760	7.54%	0
2016	8.873896	9.445196	6.44%	0
2015	9.828769	8.873896	-9.72%	0
2014	10.115937	9.828769	-2.84%	0
2013*	10.000000	10.115937	1.16%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	9.853209	9.878091	0.25%	0
2016	8.931927	9.853209	10.31%	0
2015	9.469606	8.931927	-5.68%	0
2014	9.583045	9.469606	-1.18%	0
2013*	10.000000	9.583045	-4.17%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	9.633125	9.586745	-0.48%	0
2016	9.470523	9.633125	1.72%	0
2015	9.968393	9.470523	-4.99%	0
2014	10.340528	9.968393	-3.60%	0
2013	10.144213	10.340528	1.94%	0
2012*	10.000000	10.144213	1.44%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.079697	14.719987	32.86%	0
2016	11.386731	11.079697	-2.70%	0
2015	11.270816	11.386731	1.03%	0
2014	11.332770	11.270816	-0.55%	0
2013*	10.000000	11.332770	13.33%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.836826	10.869300	10.50%	0
2016	8.939777	9.836826	10.03%	0
2015	10.101966	8.939777	-11.50%	0
2014	10.319394	10.101966	-2.11%	0
2013	10.577864	10.319394	-2.44%	0
2012	9.455247	10.577864	11.87%	0
2011*	10.000000	9.455247	-5.45%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	5.994799	5.961930	-0.55%	0
2016	5.354853	5.994799	11.95%	0
2015	7.392250	5.354853	-27.56%	0
2014	9.321543	7.392250	-20.70%	0
2013	11.215998	9.321543	-16.89%	0
2012	10.949146	11.215998	2.44%	0
2011	12.151742	10.949146	-9.90%	0
2010*	10.000000	12.151742	21.52%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	11.732860	12.552803	6.99%	0
2016	10.633948	11.732860	10.33%	0
2015	11.176558	10.633948	-4.85%	0
2014	11.310154	11.176558	-1.18%	0
2013	12.485274	11.310154	-9.41%	0
2012	10.879845	12.485274	14.76%	0
2011	10.510965	10.879845	3.51%	0
2010*	10.000000	10.510965	5.11%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.012933	0.13%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.445800	10.193769	7.92%	0
2016	9.418815	9.445800	0.29%	0
2015	10.412406	9.418815	-9.54%	0
2014	10.652810	10.412406	-2.26%	0
2013	11.699902	10.652810	-8.95%	0
2012	11.409879	11.699902	2.54%	0
2011	10.798772	11.409879	5.66%	0
2010*	10.000000	10.798772	7.99%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.882321	10.451664	5.76%	0
2016	9.755594	9.882321	1.30%	0
2015	10.442552	9.755594	-6.58%	0
2014	10.489391	10.442552	-0.45%	0
2013	11.772325	10.489391	-10.90%	0
2012	11.305357	11.772325	4.13%	0
2011	10.795487	11.305357	4.72%	0
2010*	10.000000	10.795487	7.95%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	12.762293	13.248035	3.81%	0
2016	11.655413	12.762293	9.50%	0
2015	12.175794	11.655413	-4.27%	0
2014	12.103140	12.175794	0.60%	0
2013	11.757915	12.103140	2.94%	0
2012	10.566529	11.757915	11.28%	0
2011	10.502631	10.566529	0.61%	0
2010*	10.000000	10.502631	5.03%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.292116	2.92%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.236879	9.114703	-1.32%	0
2016	9.355825	9.236879	-1.27%	0
2015	9.580639	9.355825	-2.35%	0
2014	9.758314	9.580639	-1.82%	0
2013	10.036962	9.758314	-2.78%	0
2012	9.740228	10.036962	3.05%	0
2011*	10.000000	9.740228	-2.60%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.025066	10.240757	2.15%	0
2016	10.027595	10.025066	-0.03%	0
2015	10.255570	10.027595	-2.22%	0
2014	10.102889	10.255570	1.51%	0
2013	10.584565	10.102889	-4.55%	0
2012	9.919841	10.584565	6.70%	0
2011*	10.000000	9.919841	-0.80%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.707512	9.924755	2.24%	0
2016	9.519784	9.707512	1.97%	0
2015	9.946729	9.519784	-4.29%	0
2014	9.915170	9.946729	0.32%	0
2013*	10.000000	9.915170	-0.85%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	12.653275	13.197029	4.30%	0
2016	11.410873	12.653275	10.89%	0
2015	12.227379	11.410873	-6.68%	0
2014	12.584599	12.227379	-2.84%	0
2013	11.550330	12.584599	8.95%	0
2012	10.245334	11.550330	12.74%	0
2011	10.730617	10.245334	-4.52%	0
2010*	10.000000	10.730617	7.31%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	13.328080	13.611903	2.13%	0
2016	12.546596	13.328080	6.23%	0
2015	12.855104	12.546596	-2.40%	0
2014	12.889981	12.855104	-0.27%	0
2013	12.022729	12.889981	7.21%	0
2012	10.810988	12.022729	11.21%	0
2011	10.796842	10.810988	0.13%	0
2010*	10.000000	10.796842	7.97%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.216622	10.640617	29.50%	0
2016	8.377409	8.216622	-1.92%	0
2015	9.486590	8.377409	-11.69%	0
2014	9.890046	9.486590	-4.08%	0
2013	8.827187	9.890046	12.04%	0
2012	7.844624	8.827187	12.53%	0
2011	11.026459	7.844624	-28.86%	0
2010*	10.000000	11.026459	10.26%	0
ProFunds - ProFund VP Banks - Q/NQ
2017	15.676486	18.015546	14.92%	0
2016	13.053429	15.676486	20.09%	0
2015	13.453302	13.053429	-2.97%	0
2014	12.507434	13.453302	7.56%	0
2013	9.617075	12.507434	30.05%	0
2012	7.397975	9.617075	30.00%	0
2011*	10.000000	7.397975	-26.02%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	8.963752	10.741413	19.83%	0
2016	7.762332	8.963752	15.48%	0
2015	9.253978	7.762332	-16.12%	0
2014	9.338739	9.253978	-0.91%	0
2013	8.091611	9.338739	15.41%	0
2012	7.654319	8.091611	5.71%	0
2011*	10.000000	7.654319	-23.46%	0
ProFunds - ProFund VP Bear - Q/NQ
2017	3.015723	2.410969	-20.05%	0
2016	3.559019	3.015723	-15.27%	0
2015	3.841297	3.559019	-7.35%	0
2014	4.596814	3.841297	-16.44%	0
2013	6.422399	4.596814	-28.43%	0
2012	7.902488	6.422399	-18.73%	0
2011	8.899490	7.902488	-11.20%	0
2010*	10.000000	8.899490	-11.01%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	21.878854	26.129222	19.43%	0
2016	26.561186	21.878854	-17.63%	0
2015	26.385463	26.561186	0.67%	0
2014	20.871144	26.385463	26.42%	0
2013	12.716435	20.871144	64.13%	0
2012	9.274418	12.716435	37.11%	0
2011*	10.000000	9.274418	-7.26%	0
ProFunds - ProFund VP Bull - Q/NQ
2017	15.838043	18.420963	16.31%	0
2016	14.819647	15.838043	6.87%	0
2015	15.277444	14.819647	-3.00%	0
2014	14.064239	15.277444	8.63%	0
2013	11.122470	14.064239	26.45%	0
2012	10.022189	11.122470	10.98%	0
2011	10.283817	10.022189	-2.54%	0
2010*	10.000000	10.283817	2.84%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	14.585796	16.355001	12.13%	0
2016	14.454244	14.585796	0.91%	0
2015	14.239619	14.454244	1.51%	0
2014	13.256428	14.239619	7.42%	0
2013	10.590086	13.256428	25.18%	0
2012	9.803242	10.590086	8.03%	0
2011*	10.000000	9.803242	-1.97%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	17.592653	20.294574	15.36%	0
2016	17.326523	17.592653	1.54%	0
2015	16.983468	17.326523	2.02%	0
2014	15.496826	16.983468	9.59%	0
2013	11.369271	15.496826	36.30%	0
2012	9.555596	11.369271	18.98%	0
2011*	10.000000	9.555596	-4.44%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	6.635183	8.617278	29.87%	0
2016	6.133063	6.635183	8.19%	0
2015	7.616117	6.133063	-19.47%	0
2014	8.092296	7.616117	-5.88%	0
2013	8.874090	8.092296	-8.81%	0
2012	8.545442	8.874090	3.85%	0
2011	10.920598	8.545442	-21.75%	0
2010*	10.000000	10.920598	9.21%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	10.207821	11.909283	16.67%	0
2016	9.715508	10.207821	5.07%	0
2015	11.186781	9.715508	-13.15%	0
2014	12.566254	11.186781	-10.98%	0
2013	10.601305	12.566254	18.53%	0
2012	9.330765	10.601305	13.62%	0
2011	10.508303	9.330765	-11.21%	0
2010*	10.000000	10.508303	5.08%	0
ProFunds - ProFund VP Financials - Q/NQ
2017	15.238212	17.552104	15.18%	0
2016	13.558679	15.238212	12.39%	0
2015	14.124598	13.558679	-4.01%	0
2014	12.836089	14.124598	10.04%	0
2013	9.972777	12.836089	28.71%	0
2012	8.205078	9.972777	21.54%	0
2011*	10.000000	8.205078	-17.95%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	17.114299	20.168073	17.84%	0
2016	18.302795	17.114299	-6.49%	0
2015	17.883414	18.302795	2.35%	0
2014	14.835374	17.883414	20.55%	0
2013	10.892647	14.835374	36.20%	0
2012	9.521091	10.892647	14.41%	0
2011*	10.000000	9.521091	-4.79%	0
ProFunds - ProFund VP Industrials - Q/NQ
2017	14.595127	17.410010	19.29%	0
2016	12.740455	14.595127	14.56%	0
2015	13.536884	12.740455	-5.88%	0
2014	13.157317	13.536884	2.88%	0
2013	9.770302	13.157317	34.67%	0
2012	8.658482	9.770302	12.84%	0
2011*	10.000000	8.658482	-13.42%	0
ProFunds - ProFund VP International - Q/NQ
2017	9.615020	11.413051	18.70%	0
2016	9.958083	9.615020	-3.45%	0
2015	10.591856	9.958083	-5.98%	0
2014	11.828149	10.591856	-10.45%	0
2013	10.157559	11.828149	16.45%	0
2012	8.991302	10.157559	12.97%	0
2011	10.770790	8.991302	-16.52%	0
2010*	10.000000	10.770790	7.71%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2017	17.200350	22.806498	32.59%	0
2016	16.724436	17.200350	2.85%	0
2015	14.259733	16.724436	17.28%	0
2014	14.470627	14.259733	-1.46%	0
2013	9.787749	14.470627	47.84%	0
2012	8.386833	9.787749	16.70%	0
2011*	10.000000	8.386833	-16.13%	0
ProFunds - ProFund VP Japan - Q/NQ
2017	12.342059	14.247688	15.44%	0
2016	12.611999	12.342059	-2.14%	0
2015	12.231485	12.611999	3.11%	0
2014	12.159286	12.231485	0.59%	0
2013	8.417156	12.159286	44.46%	0
2012	7.025572	8.417156	19.81%	0
2011	8.849932	7.025572	-20.61%	0
2010*	10.000000	8.849932	-11.50%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	19.177226	24.366196	27.06%	0
2016	18.695011	19.177226	2.58%	0
2015	17.853268	18.695011	4.71%	0
2014	15.657605	17.853268	14.02%	0
2013	11.965860	15.657605	30.85%	0
2012	10.564769	11.965860	13.26%	0
2011	10.685102	10.564769	-1.13%	0
2010*	10.000000	10.685102	6.85%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	10.409308	9.822592	-5.64%	0
2016	8.600895	10.409308	21.03%	0
2015	11.518377	8.600895	-25.33%	0
2014	13.261183	11.518377	-13.14%	0
2013	10.967969	13.261183	20.91%	0
2012	10.938750	10.967969	0.27%	0
2011	10.977827	10.938750	-0.36%	0
2010*	10.000000	10.977827	9.78%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	16.006160	17.214794	7.55%	0
2016	17.060895	16.006160	-6.18%	0
2015	16.762565	17.060895	1.78%	0
2014	14.411118	16.762565	16.32%	0
2013	11.234783	14.411118	28.27%	0
2012	10.307498	11.234783	9.00%	0
2011*	10.000000	10.307498	3.07%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.048672	3.127973	2.60%	0
2016	2.007601	3.048672	51.86%	0
2015	3.068252	2.007601	-34.57%	0
2014	4.135720	3.068252	-25.81%	0
2013	6.839291	4.135720	-39.53%	0
2012	8.213558	6.839291	-16.73%	0
2011*	10.000000	8.213558	-17.86%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2017	12.570983	13.237531	5.30%	0
2016	12.200489	12.570983	3.04%	0
2015	12.479290	12.200489	-2.23%	0
2014	10.243120	12.479290	21.83%	0
2013	10.501510	10.243120	-2.46%	0
2012	9.197429	10.501510	14.18%	0
2011*	10.000000	9.197429	-8.03%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.297409	2.830949	-14.15%	0
2016	3.567640	3.297409	-7.57%	0
2015	3.720064	3.567640	-4.10%	0
2014	5.473825	3.720064	-32.04%	0
2013	4.822421	5.473825	13.51%	0
2012	5.317814	4.822421	-9.32%	0
2011	8.731148	5.317814	-39.09%	0
2010*	10.000000	8.731148	-12.69%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	16.389521	21.652232	32.11%	0
2016	13.168381	16.389521	24.46%	0
2015	13.913079	13.168381	-5.35%	0
2014	10.612507	13.913079	31.10%	0
2013	8.158821	10.612507	30.07%	0
2012	8.737203	8.158821	-6.62%	0
2011*	10.000000	8.737203	-12.63%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.161298	4.332696	-29.68%	0
2016	7.547998	6.161298	-18.37%	0
2015	6.945409	7.547998	8.68%	0
2014	7.342194	6.945409	-5.40%	0
2013	7.551695	7.342194	-2.77%	0
2012	8.912454	7.551695	-15.27%	0
2011	8.263983	8.912454	7.85%	0
2010*	10.000000	8.263983	-17.36%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2017	4.333554	3.351776	-22.66%	0
2016	4.725308	4.333554	-8.29%	0
2015	5.039548	4.725308	-6.24%	0
2014	5.030575	5.039548	0.18%	0
2013	6.535181	5.030575	-23.02%	0
2012	8.399778	6.535181	-22.20%	0
2011	8.466295	8.399778	-0.79%	0
2010*	10.000000	8.466295	-15.34%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.383573	1.736463	-27.15%	0
2016	2.719357	2.383573	-12.35%	0
2015	3.209147	2.719357	-15.26%	0
2014	4.084913	3.209147	-21.44%	0
2013	5.937858	4.084913	-31.21%	0
2012	7.504244	5.937858	-20.87%	0
2011	8.601251	7.504244	-12.75%	0
2010*	10.000000	8.601251	-13.99%	0
ProFunds - ProFund VP Technology - Q/NQ
2017	15.169387	19.985503	31.75%	0
2016	13.855032	15.169387	9.49%	0
2015	13.884014	13.855032	-0.21%	0
2014	12.062117	13.884014	15.10%	0
2013	9.886851	12.062117	22.00%	0
2012	9.198036	9.886851	7.49%	0
2011*	10.000000	9.198036	-8.02%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	13.453728	12.833147	-4.61%	0
2016	11.347234	13.453728	18.56%	0
2015	11.469599	11.347234	-1.07%	0
2014	11.703557	11.469599	-2.00%	0
2013	10.716383	11.703557	9.21%	0
2012	9.438362	10.716383	13.54%	0
2011*	10.000000	9.438362	-5.62%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	13.455449	14.357312	6.70%	0
2016	13.849181	13.455449	-2.84%	0
2015	15.061148	13.849181	-8.05%	0
2014	11.331402	15.061148	32.92%	0
2013	14.375224	11.331402	-21.17%	0
2012	14.610229	14.375224	-1.61%	0
2011	10.446203	14.610229	39.86%	0
2010*	10.000000	10.446203	4.46%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	38.345997	62.909077	64.06%	0
2016	36.223064	38.345997	5.86%	0
2015	32.719766	36.223064	10.71%	0
2014	24.717071	32.719766	32.38%	0
2013	14.165852	24.717071	74.48%	0
2012	10.868623	14.165852	30.34%	0
2011	11.287275	10.868623	-3.71%	0
2010*	10.000000	11.287275	12.87%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.613514	0.329201	-46.34%	0
2016	0.788989	0.613514	-22.24%	0
2015	1.097957	0.788989	-28.14%	0
2014	1.753751	1.097957	-37.39%	0
2013	3.503782	1.753751	-49.95%	0
2012	5.551164	3.503782	-36.88%	0
2011	7.319396	5.551164	-24.16%	0
2010*	10.000000	7.319396	-26.81%	0
ProFunds - ProFund VP Utilities - Q/NQ
2017	14.502645	15.637663	7.83%	0
2016	12.931375	14.502645	12.15%	0
2015	14.177516	12.931375	-8.79%	0
2014	11.556895	14.177516	22.68%	0
2013	10.465945	11.556895	10.42%	0
2012	10.725330	10.465945	-2.42%	0
2011*	10.000000	10.725330	7.25%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2017	6.027225	6.607299	9.62%	0
2016	4.859990	6.027225	24.02%	0
2015	5.241991	4.859990	-7.29%	0
2014	5.201347	5.241991	0.78%	0
2013	4.131617	5.201347	25.89%	0
2012	3.413348	4.131617	21.04%	0
2011	4.503805	3.413348	-24.21%	0
2010	4.088515	4.503805	10.16%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	12.295149	14.551125	18.35%	0
2016	9.640675	12.295149	27.53%	0
2015	11.962427	9.640675	-19.41%	0
2014	12.502639	11.962427	-4.32%	0
2013	12.671535	12.502639	-1.33%	0
2012	11.744465	12.671535	7.89%	0
2011	14.425828	11.744465	-18.59%	0
2010	11.685875	14.425828	23.45%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	22.450427	28.320988	26.15%	0
2016	28.674354	22.450427	-21.71%	0
2015	27.126383	28.674354	5.71%	0
2014	20.977209	27.126383	29.31%	0
2013	13.959294	20.977209	50.27%	0
2012	10.534636	13.959294	32.51%	0
2011	9.774454	10.534636	7.78%	0
2010	9.060469	9.774454	7.88%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	2.296385	2.337124	1.77%	0
2016	2.134297	2.296385	7.59%	0
2015	3.308609	2.134297	-35.49%	0
2014	5.145252	3.308609	-35.70%	0
2013	5.455091	5.145252	-5.68%	119
2012	5.678151	5.455091	-3.93%	137
2011	6.241077	5.678151	-9.02%	155
2010	5.928253	6.241077	5.28%	175
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	20.802072	22.610356	8.69%	0
2016	20.247989	20.802072	2.74%	0
2015	19.560616	20.247989	3.51%	0
2014	17.822014	19.560616	9.76%	0
2013	14.259577	17.822014	24.98%	0
2012	13.419527	14.259577	6.26%	0
2011	12.103950	13.419527	10.87%	0
2010	10.590225	12.103950	14.29%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	19.739526	30.495817	54.49%	0
2016	15.494207	19.739526	27.40%	0
2015	16.599818	15.494207	-6.66%	0
2014	14.583680	16.599818	13.82%	0
2013	9.197894	14.583680	58.55%	0
2012	8.057620	9.197894	14.15%	0
2011	7.579202	8.057620	6.31%	0
2010	6.242515	7.579202	21.41%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	11.309714	14.445896	27.73%	0
2016	9.333149	11.309714	21.18%	0
2015	9.380065	9.333149	-0.50%	0
2014	7.778913	9.380065	20.58%	0
2013	5.910521	7.778913	31.61%	0
2012	6.002532	5.910521	-1.53%	0
2011	7.375451	6.002532	-18.61%	0
2010	6.908232	7.375451	6.76%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2017	8.576601	7.834837	-8.65%	0
2016	6.699110	8.576601	28.03%	0
2015	9.852744	6.699110	-32.01%	0
2014	12.425020	9.852744	-20.70%	0
2013	10.326627	12.425020	20.32%	0
2012	10.348879	10.326627	-0.22%	0
2011	11.278830	10.348879	-8.25%	0
2010	9.721472	11.278830	16.02%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	6.311715	5.004331	-20.71%	0
2016	5.258943	6.311715	20.02%	0
2015	7.901625	5.258943	-33.44%	0
2014	11.475765	7.901625	-31.15%	0
2013	9.505278	11.475765	20.73%	0
2012	9.715447	9.505278	-2.16%	0
2011	10.990678	9.715447	-11.60%	0
2010	8.947458	10.990678	22.84%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	5.577526	6.990491	25.33%	0
2016	6.061229	5.577526	-7.98%	0
2015	6.701524	6.061229	-9.55%	0
2014	7.858629	6.701524	-14.72%	0
2013	6.509000	7.858629	20.73%	0
2012	5.490462	6.509000	18.55%	0
2011	6.638950	5.490462	-17.30%	0
2010	7.635348	6.638950	-13.05%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	8.164482	9.196141	12.64%	0
2016	7.232814	8.164482	12.88%	0
2015	7.730256	7.232814	-6.44%	0
2014	7.046140	7.730256	9.71%	0
2013	5.668470	7.046140	24.30%	0
2012	4.741556	5.668470	19.55%	0
2011	5.718976	4.741556	-17.09%	0
2010	5.131439	5.718976	11.45%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	13.515286	14.440017	6.84%	0
2016	13.915123	13.515286	-2.87%	0
2015	15.046028	13.915123	-7.52%	0
2014	11.465703	15.046028	31.23%	267
2013	14.392814	11.465703	-20.34%	306
2012	14.339516	14.392814	0.37%	351
2011	10.399562	14.339516	37.89%	399
2010	9.692483	10.399562	7.30%	449

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	16.707380	20.004806	19.74%	0
2016	18.984282	16.707380	-11.99%	0
2015	18.636872	18.984282	1.86%	0
2014	15.346238	18.636872	21.44%	0
2013	11.104304	15.346238	38.20%	0
2012	9.726079	11.104304	14.17%	0
2011	9.533143	9.726079	2.02%	0
2010	9.162292	9.533143	4.05%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.479170	10.913928	4.15%	0
2016	9.633363	10.479170	8.78%	0
2015	9.956108	9.633363	-3.24%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2017	18.018818	23.524687	30.56%	0
2016	17.703017	18.018818	1.78%	0
2015	16.764917	17.703017	5.60%	0
2014	16.873527	16.764917	-0.64%	0
2013	11.449297	16.873527	47.38%	0
2012	9.846614	11.449297	16.28%	0
2011	11.471631	9.846614	-14.17%	0
2010	9.746843	11.471631	17.70%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.573599	0.341248	-40.51%	0
2016	0.836611	0.573599	-31.44%	0
2015	0.933514	0.836611	-10.38%	0
2014	1.224475	0.933514	-23.76%	0
2013	2.239373	1.224475	-45.32%	0
2012	2.963701	2.239373	-24.44%	0
2011	4.170142	2.963701	-28.93%	0
2010	6.139034	4.170142	-32.07%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	3.026356	2.687271	-11.20%	0
2016	3.199430	3.026356	-5.41%	0
2015	3.323605	3.199430	-3.74%	0
2014	4.542167	3.323605	-26.83%	0
2013	4.043851	4.542167	12.32%	0
2012	4.424030	4.043851	-8.59%	0
2011	6.526130	4.424030	-32.21%	0
2010	7.680819	6.526130	-15.03%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.873310	1.578347	-15.75%	0
2016	2.376991	1.873310	-21.19%	0
2015	2.466942	2.376991	-3.65%	0
2014	2.862386	2.466942	-13.82%	0
2013	4.055464	2.862386	-29.42%	0
2012	5.097929	4.055464	-20.45%	0
2011	5.645027	5.097929	-9.69%	0
2010	7.753892	5.645027	-27.20%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	1.556881	1.143140	-26.57%	0
2016	1.764842	1.556881	-11.78%	0
2015	2.078593	1.764842	-15.09%	0
2014	2.621387	2.078593	-20.71%	0
2013	3.791554	2.621387	-30.86%	0
2012	4.782900	3.791554	-20.73%	0
2011	5.457694	4.782900	-12.36%	0
2010	7.113581	5.457694	-23.28%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.744874	1.471120	-15.69%	0
2016	2.245931	1.744874	-22.31%	0
2015	2.302373	2.245931	-2.45%	0
2014	2.591972	2.302373	-11.17%	0
2013	3.846422	2.591972	-32.61%	0
2012	4.822990	3.846422	-20.25%	0
2011	5.356714	4.822990	-9.96%	0
2010	7.595357	5.356714	-29.47%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	2.421146	1.950157	-19.45%	0
2016	2.823340	2.421146	-14.25%	0
2015	3.031650	2.823340	-6.87%	0
2014	3.636674	3.031650	-16.64%	0
2013	5.078567	3.636674	-28.39%	0
2012	6.277894	5.078567	-19.10%	0
2011	7.082257	6.277894	-11.36%	0
2010	8.752026	7.082257	-19.08%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	9.491009	13.902579	46.48%	0
2016	8.945631	9.491009	6.10%	0
2015	8.196442	8.945631	9.14%	0
2014	9.943265	8.196442	-17.57%	0
2013	6.540598	9.943265	52.02%	0
2012	5.588619	6.540598	17.03%	0
2011	8.071152	5.588619	-30.76%	0
2010	7.156558	8.071152	12.78%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	16.178884	18.938606	17.06%	0
2016	15.151836	16.178884	6.78%	0
2015	15.501284	15.151836	-2.25%	0
2014	14.799021	15.501284	4.75%	0
2013	10.663519	14.799021	38.78%	0
2012	9.020047	10.663519	18.22%	0
2011	9.034134	9.020047	-0.16%	0
2010	7.112109	9.034134	27.02%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	18.032604	21.518848	19.33%	0
2016	14.272276	18.032604	26.35%	0
2015	15.498595	14.272276	-7.91%	0
2014	14.208447	15.498595	9.08%	0
2013	9.704800	14.208447	46.41%	0
2012	8.010433	9.704800	21.15%	0
2011	8.895090	8.010433	-9.95%	0
2010	6.635688	8.895090	34.05%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	33.265425	54.949376	65.18%	0
2016	31.144258	33.265425	6.81%	0
2015	27.880978	31.144258	11.70%	0
2014	20.948199	27.880978	33.09%	0
2013	11.927653	20.948199	75.63%	0
2012	9.126057	11.927653	30.70%	0
2011	9.428105	9.126057	-3.20%	0
2010	7.066735	9.428105	33.42%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	21.003838	26.840544	27.79%	0
2016	20.335532	21.003838	3.29%	0
2015	19.278813	20.335532	5.48%	0
2014	16.844405	19.278813	14.45%	579
2013	12.839778	16.844405	31.19%	664
2012	11.284040	12.839778	13.79%	761
2011	11.332834	11.284040	-0.43%	864
2010	9.814844	11.332834	15.47%	974
Rydex Variable Trust - Nova Fund - Q/NQ
2017	15.795968	20.287085	28.43%	0
2016	14.006000	15.795968	12.78%	0
2015	14.476512	14.006000	-3.25%	0
2014	12.526873	14.476512	15.56%	859
2013	8.627641	12.526873	45.19%	987
2012	7.242682	8.627641	19.12%	1,130
2011	7.519636	7.242682	-3.68%	1,284
2010	6.431975	7.519636	16.91%	1,446

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	4.725836	4.931928	4.36%	0
2016	2.929617	4.725836	61.31%	0
2015	4.317825	2.929617	-32.15%	0
2014	5.360980	4.317825	-19.46%	0
2013	10.207403	5.360980	-47.48%	0
2012	10.922776	10.207403	-6.55%	0
2011	14.778297	10.922776	-26.09%	0
2010	10.982743	14.778297	34.56%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	11.001468	11.435239	3.94%	0
2016	10.248063	11.001468	7.35%	0
2015	10.788606	10.248063	-5.01%	0
2014	9.148757	10.788606	17.92%	0
2013	9.031930	9.148757	1.29%	0
2012	7.832022	9.031930	15.32%	0
2011	7.858546	7.832022	-0.34%	0
2010	6.458096	7.858546	21.69%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	15.305258	16.828569	9.95%	0
2016	15.657572	15.305258	-2.25%	0
2015	16.283470	15.657572	-3.84%	0
2014	15.378442	16.283470	5.89%	0
2013	11.620651	15.378442	32.34%	0
2012	10.212613	11.620651	13.79%	0
2011	9.951955	10.212613	2.62%	0
2010	8.160644	9.951955	21.95%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	14.259674	16.678581	16.96%	0
2016	11.219316	14.259674	27.10%	0
2015	12.662288	11.219316	-11.40%	0
2014	12.459446	12.662288	1.63%	0
2013	8.063169	12.459446	54.52%	0
2012	6.776753	8.063169	18.98%	0
2011	7.918789	6.776753	-14.42%	0
2010	5.894750	7.918789	34.34%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	16.136579	22.566149	39.84%	0
2016	13.751692	16.136579	17.34%	0
2015	14.349680	13.751692	-4.17%	0
2014	11.812736	14.349680	21.48%	0
2013	7.184740	11.812736	64.41%	0
2012	5.698450	7.184740	26.08%	0
2011	6.087704	5.698450	-6.39%	0
2010	4.978810	6.087704	22.27%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	16.665459	20.204095	21.23%	0
2016	16.670722	16.665459	-0.03%	0
2015	16.924132	16.670722	-1.50%	0
2014	15.448305	16.924132	9.55%	0
2013	11.217420	15.448305	37.72%	0
2012	10.159397	11.217420	10.41%	0
2011	10.539405	10.159397	-3.61%	0
2010	8.649722	10.539405	21.85%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	15.324144	17.303679	12.92%	0
2016	13.393762	15.324144	14.41%	0
2015	15.166975	13.393762	-11.69%	0
2014	14.028628	15.166975	8.11%	0
2013	9.909884	14.028628	41.56%	0
2012	8.320298	9.909884	19.10%	0
2011	8.817028	8.320298	-5.63%	0
2010	7.519760	8.817028	17.25%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	17.000319	19.676680	15.74%	0
2016	16.985471	17.000319	0.09%	0
2015	17.202941	16.985471	-1.26%	0
2014	17.931659	17.202941	-4.06%	0
2013	13.726611	17.931659	30.63%	0
2012	12.138006	13.726611	13.09%	0
2011	12.537480	12.138006	-3.19%	0
2010	9.703749	12.537480	29.20%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	14.934676	16.468652	10.27%	0
2016	11.889638	14.934676	25.61%	0
2015	13.843399	11.889638	-14.11%	0
2014	13.310714	13.843399	4.00%	0
2013	10.057706	13.310714	32.34%	0
2012	8.822708	10.057706	14.00%	0
2011	9.750427	8.822708	-9.51%	0
2010	8.328737	9.750427	17.07%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	16.417801	18.573693	13.13%	0
2016	14.193247	16.417801	15.67%	0
2015	14.619234	14.193247	-2.91%	0
2014	15.001931	14.619234	-2.55%	12,239
2013	10.894235	15.001931	37.71%	0
2012	10.107720	10.894235	7.78%	0
2011	10.019442	10.107720	0.88%	0
2010	8.198863	10.019442	22.21%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	13.554825	13.173456	-2.81%	0
2016	10.557515	13.554825	28.39%	0
2015	12.531033	10.557515	-15.75%	0
2014	12.692386	12.531033	-1.27%	0
2013	9.118833	12.692386	39.19%	0
2012	7.773696	9.118833	17.30%	0
2011	8.808660	7.773696	-11.75%	0
2010	7.225395	8.808660	21.91%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	6.695076	5.373185	-19.74%	0
2016	6.420234	6.695076	4.28%	0
2015	5.812195	6.420234	10.46%	0
2014	4.851673	5.812195	19.80%	0
2013	5.130969	4.851673	-5.44%	0
2012	5.618539	5.130969	-8.68%	0
2011	6.021715	5.618539	-6.70%	0
2010	6.470874	6.021715	-6.94%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2017	13.700595	17.709372	29.26%	0
2016	12.656622	13.700595	8.25%	0
2015	12.844850	12.656622	-1.47%	0
2014	11.954927	12.844850	7.44%	0
2013	9.060668	11.954927	31.94%	0
2012	8.303260	9.060668	9.12%	0
2011	9.383392	8.303260	-11.51%	0
2010	8.594477	9.383392	9.18%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	8.619778	8.892278	3.16%	0
2016	7.533527	8.619778	14.42%	0
2015	8.288362	7.533527	-9.11%	0
2014	8.288495	8.288362	0.00%	0
2013	7.240800	8.288495	14.47%	0
2012	7.086363	7.240800	2.18%	0
2011	8.494979	7.086363	-16.58%	0
2010	7.612446	8.494979	11.59%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	14.609982	17.373839	18.92%	0
2016	12.987608	14.609982	12.49%	0
2015	15.512847	12.987608	-16.28%	0
2014	12.962994	15.512847	19.67%	0
2013	8.830276	12.962994	46.80%	0
2012	7.706700	8.830276	14.58%	0
2011	8.897374	7.706700	-13.38%	0
2010	7.354983	8.897374	20.97%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	15.169835	16.412794	8.19%	0
2016	13.379498	15.169835	13.38%	0
2015	14.820729	13.379498	-9.72%	0
2014	12.375261	14.820729	19.76%	0
2013	11.176140	12.375261	10.73%	0
2012	11.342568	11.176140	-1.47%	0
2011	10.008411	11.342568	13.33%	0
2010	9.608865	10.008411	4.16%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.073916	5.899952	16.28%	0
2016	5.703149	5.073916	-11.03%	0
2015	7.036623	5.703149	-18.95%	0
2014	9.247386	7.036623	-23.91%	0
2013	9.764267	9.247386	-5.29%	0
2012	9.942688	9.764267	-1.79%	0
2011	10.592559	9.942688	-6.14%	0
2010	11.515584	10.592559	-8.02%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.559242	9.555032	-0.04%	0
2016	9.574827	9.559242	-0.16%	0
2015	9.915153	9.574827	-3.43%	0
2014	10.036666	9.915153	-1.21%	0
2013*	10.000000	10.036666	0.37%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.708683	7.09%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	5.927664	5.678844	-4.20%	0
2016	4.232353	5.927664	40.06%	0
2015	6.526141	4.232353	-35.15%	0
2014	8.278717	6.526141	-21.17%	0
2013	7.685738	8.278717	7.72%	0
2012	7.629066	7.685738	0.74%	0
2011*	10.000000	7.629066	-23.71%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	11.756365	13.233891	12.57%	0
2016	11.561742	11.756365	1.68%	0
2015	11.724769	11.561742	-1.39%	0
2014	11.244493	11.724769	4.27%	0
2013	9.933963	11.244493	13.19%	0
2012	9.001059	9.933963	10.36%	0
2011*	10.000000	9.001059	-9.99%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.339500	9.016329	-3.46%	0
2016	6.813355	9.339500	37.08%	0
2015	11.275244	6.813355	-39.57%	0
2014	10.349497	11.275244	8.94%	0
2013*	10.000000	10.349497	3.49%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.337090	12.575971	21.66%	0
2016	9.833745	10.337090	5.12%	0
2015	10.236286	9.833745	-3.93%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.527665	9.616464	0.93%	0
2016	9.374989	9.527665	1.63%	0
2015	9.873947	9.374989	-5.05%	0
2014	9.818743	9.873947	0.56%	0
2013	11.020568	9.818743	-10.91%	0
2012	10.542625	11.020568	4.53%	0
2011*	10.000000	10.542625	5.43%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.126041	11.878223	17.30%	0
2016	9.165049	10.126041	10.49%	0
2015*	10.000000	9.165049	-8.35%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	10.898663	11.538877	5.87%	0
2016	9.291530	10.898663	17.30%	0
2015*	10.000000	9.291530	-7.08%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.487935	10.405660	9.67%	0
2016	9.390086	9.487935	1.04%	0
2015	9.821805	9.390086	-4.40%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	10.894691	13.324838	22.31%	0
2016	10.987398	10.894691	-0.84%	0
2015	11.288772	10.987398	-2.67%	0
2014	11.381807	11.288772	-0.82%	0
2013*	10.000000	11.381807	13.82%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.036532	12.516859	13.41%	0
2016*	10.000000	11.036532	10.37%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	11.376676	12.594425	10.70%	0
2016	11.257149	11.376676	1.06%	0
2015	11.680568	11.257149	-3.62%	0
2014	11.771100	11.680568	-0.77%	0
2013	10.567989	11.771100	11.38%	0
2012	9.872381	10.567989	7.05%	0
2011	10.523654	9.872381	-6.19%	0
2010*	10.000000	10.523654	5.24%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.581568	10.701790	11.69%	0
2016	9.270560	9.581568	3.35%	0
2015	9.918280	9.270560	-6.53%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.788575	9.835426	0.48%	0
2016*	10.000000	9.788575	-2.11%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.023678	0.24%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.114546	1.15%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.337617	5.275352	-1.17%	0
2016	4.894205	5.337617	9.06%	0
2015	6.712200	4.894205	-27.08%	0
2014	8.308447	6.712200	-19.21%	0
2013	9.511617	8.308447	-12.65%	0
2012	9.980294	9.511617	-4.70%	0
2011	11.736212	9.980294	-14.96%	0
2010*	10.000000	11.736212	17.36%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.484424	12.862683	12.00%	0
2016	10.239524	11.484424	12.16%	0
2015	10.789789	10.239524	-5.10%	0
2014*	10.000000	10.789789	7.90%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.069143	10.140496	0.71%	0
2016	9.493234	10.069143	6.07%	0
2015*	10.000000	9.493234	-5.07%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.066701	12.255020	10.74%	0
2016	11.053239	11.066701	0.12%	0
2015	11.361004	11.053239	-2.71%	0
2014	11.057841	11.361004	2.74%	0
2013	9.848145	11.057841	12.28%	0
2012	9.013953	9.848145	9.25%	0
2011*	10.000000	9.013953	-9.86%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.340714	11.690032	13.05%	0
2016*	10.000000	10.340714	3.41%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.535118	11.554282	9.67%	0
2016	9.193039	10.535118	14.60%	0
2015*	10.000000	9.193039	-8.07%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.160139	12.670217	13.53%	0
2016*	10.000000	11.160139	11.60%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	9.960958	13.074368	31.26%	0
2016	10.175399	9.960958	-2.11%	0
2015*	10.000000	10.175399	1.75%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.036923	10.447263	4.09%	0
2016	9.029869	10.036923	11.15%	0
2015*	10.000000	9.029869	-9.70%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.884942	10.007890	1.24%	0
2016*	10.000000	9.884942	-1.15%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.107403	1.07%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	9.903623	10.369442	4.70%	0
2016	9.417375	9.903623	5.16%	0
2015	9.864731	9.417375	-4.53%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.485143	14.701512	9.02%	0
2016	12.238118	13.485143	10.19%	0
2015	13.404199	12.238118	-8.70%	0
2014	13.387825	13.404199	0.12%	0
2013	11.110929	13.387825	20.49%	0
2012	9.896649	11.110929	12.27%	0
2011	10.324731	9.896649	-4.15%	0
2010*	10.000000	10.324731	3.25%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	10.696036	11.420728	6.78%	0
2016	9.635145	10.696036	11.01%	0
2015	10.648698	9.635145	-9.52%	0
2014	10.455948	10.648698	1.84%	0
2013*	10.000000	10.455948	4.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	11.935621	12.619356	5.73%	0
2016	10.928943	11.935621	9.21%	0
2015	11.651829	10.928943	-6.20%	0
2014	11.322672	11.651829	2.91%	0
2013*	10.000000	11.322672	13.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.341789	9.270051	-0.77%	0
2016	9.321453	9.341789	0.22%	0
2015*	10.000000	9.321453	-6.79%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.656972	10.634555	10.12%	0
2016	9.506733	9.656972	1.58%	0
2015	10.368760	9.506733	-8.31%	0
2014	10.246737	10.368760	1.19%	0
2013*	10.000000	10.246737	2.47%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.470034	9.335530	-1.42%	0
2016	9.634541	9.470034	-1.71%	0
2015	9.953056	9.634541	-3.20%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	5.681853	6.013498	5.84%	0
2016	6.847121	5.681853	-17.02%	0
2015	7.144083	6.847121	-4.16%	0
2014	6.547344	7.144083	9.11%	0
2013	6.555845	6.547344	-0.13%	0
2012	7.584670	6.555845	-13.56%	0
2011	8.526295	7.584670	-11.04%	0
2010	9.079404	8.526295	-6.09%	0
2009	9.716574	9.079404	-6.56%	0
2008*	10.000000	9.716574	-2.83%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	9.793292	10.950723	11.82%	0
2016	9.993664	9.793292	-2.00%	0
2015	10.137949	9.993664	-1.42%	0
2014	10.130795	10.137949	0.07%	0
2013	8.859763	10.130795	14.35%	0
2012	8.715359	8.859763	1.66%	0
2011	9.580863	8.715359	-9.03%	0
2010	8.849542	9.580863	8.26%	0
2009	7.141265	8.849542	23.92%	0
2008	12.378636	7.141265	-42.31%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	7.719871	7.792040	0.93%	0
2016	7.967974	7.719871	-3.11%	0
2015	8.036295	7.967974	-0.85%	0
2014	7.887509	8.036295	1.89%	0
2013	7.970441	7.887509	-1.04%	0
2012	8.009749	7.970441	-0.49%	0
2011	7.958155	8.009749	0.65%	0
2010	7.698778	7.958155	3.37%	0
2009	8.176939	7.698778	-5.85%	0
2008	10.334370	8.176939	-20.88%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.401857	10.477613	0.73%	0
2016	9.841468	10.401857	5.69%	0
2015	10.036259	9.841468	-1.94%	0
2014	10.069696	10.036259	-0.33%	0
2013*	10.000000	10.069696	0.70%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.385296	11.104978	6.93%	0
2016	9.565626	10.385296	8.57%	0
2015	10.278385	9.565626	-6.93%	0
2014	9.987849	10.278385	2.91%	0
2013*	10.000000	9.987849	-0.12%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	10.309211	11.870891	15.15%	0
2016	10.868202	10.309211	-5.14%	0
2015	12.180855	10.868202	-10.78%	0
2014	13.208002	12.180855	-7.78%	0
2013	10.842461	13.208002	21.82%	0
2012	9.346044	10.842461	16.01%	0
2011	10.345517	9.346044	-9.66%	0
2010*	10.000000	10.345517	3.46%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.285303	10.311104	24.45%	0
2016	7.045948	8.285303	17.59%	0
2015	9.053812	7.045948	-22.18%	0
2014	9.752610	9.053812	-7.17%	0
2013*	10.000000	9.752610	-2.47%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	9.772817	10.316363	5.56%	0
2016	8.701692	9.772817	12.31%	0
2015	9.517140	8.701692	-8.57%	0
2014	9.926066	9.517140	-4.12%	0
2013*	10.000000	9.926066	-0.74%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.883900	9.994500	1.12%	0
2016*	10.000000	9.883900	-1.16%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.832825	11.770458	8.66%	0
2016*	10.000000	10.832825	8.33%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	10.482272	11.285585	7.66%	0
2016	10.159140	10.482272	3.18%	0
2015	10.702285	10.159140	-5.08%	0
2014	10.545701	10.702285	1.48%	0
2013	9.980185	10.545701	5.67%	0
2012	9.383235	9.980185	6.36%	0
2011*	10.000000	9.383235	-6.17%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	10.808569	11.531644	6.69%	0
2016	10.039671	10.808569	7.66%	0
2015	10.435675	10.039671	-3.79%	0
2014	10.418628	10.435675	0.16%	0
2013	11.729406	10.418628	-11.18%	0
2012	10.222109	11.729406	14.75%	0
2011*	10.000000	10.222109	2.22%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.865459	10.809655	9.57%	0
2016	8.813975	9.865459	11.93%	0
2015	10.513950	8.813975	-16.17%	0
2014*	10.000000	10.513950	5.14%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.093146	11.848428	6.81%	0
2016	11.049149	11.093146	0.40%	0
2015	11.513247	11.049149	-4.03%	0
2014	10.387732	11.513247	10.84%	0
2013	10.396694	10.387732	-0.09%	0
2012	8.219094	10.396694	26.49%	0
2011*	10.000000	8.219094	-17.81%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.192359	11.507315	12.90%	0
2016	9.923839	10.192359	2.71%	0
2015	10.906209	9.923839	-9.01%	0
2014	10.983877	10.906209	-0.71%	0
2013	9.747282	10.983877	12.69%	0
2012	8.806977	9.747282	10.68%	0
2011*	10.000000	8.806977	-11.93%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.322598	15.019097	12.73%	0
2016	12.554354	13.322598	6.12%	0
2015	12.770442	12.554354	-1.69%	0
2014	12.494541	12.770442	2.21%	0
2013	10.410468	12.494541	20.02%	0
2012	9.241975	10.410468	12.64%	0
2011*	10.000000	9.241975	-7.58%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.999459	11.529882	15.31%	0
2016*	10.000000	9.999459	-0.01%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.276365	10.680839	3.94%	0
2016	9.246330	10.276365	11.14%	0
2015	9.752355	9.246330	-5.19%	0
2014*	10.000000	9.752355	-2.48%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.910750	13.252688	21.46%	0
2016*	10.000000	10.910750	9.11%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.762800	9.801436	0.40%	0
2016	9.806022	9.762800	-0.44%	0
2015	10.058700	9.806022	-2.51%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	14.194064	16.555096	16.63%	0
2016	13.454092	14.194064	5.50%	0
2015	14.067107	13.454092	-4.36%	0
2014	13.828222	14.067107	1.73%	0
2013	10.970777	13.828222	26.05%	0
2012	9.702767	10.970777	13.07%	0
2011	10.645449	9.702767	-8.86%	0
2010*	10.000000	10.645449	6.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.150253	13.254814	9.09%	0
2016	11.761636	12.150253	3.30%	0
2015	12.211199	11.761636	-3.68%	0
2014	12.026756	12.211199	1.53%	0
2013	10.774778	12.026756	11.62%	0
2012	9.966392	10.774778	8.11%	0
2011	10.376675	9.966392	-3.95%	0
2010*	10.000000	10.376675	3.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.176312	14.855776	12.75%	0
2016	12.610658	13.176312	4.49%	0
2015	13.128421	12.610658	-3.94%	0
2014	12.880740	13.128421	1.92%	0
2013	10.912768	12.880740	18.03%	0
2012	9.864690	10.912768	10.62%	0
2011	10.494508	9.864690	-6.00%	0
2010*	10.000000	10.494508	4.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.651702	11.029607	3.55%	0
2016	10.458404	10.651702	1.85%	0
2015	10.822543	10.458404	-3.36%	0
2014	10.758193	10.822543	0.60%	0
2013	10.531534	10.758193	2.15%	0
2012	10.064237	10.531534	4.64%	0
2011	10.193709	10.064237	-1.27%	0
2010*	10.000000	10.193709	1.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	9.781420	10.929142	11.73%	0
2016	9.518040	9.781420	2.77%	0
2015	10.215862	9.518040	-6.83%	0
2014	10.262028	10.215862	-0.45%	0
2013*	10.000000	10.262028	2.62%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.730686	11.159077	14.68%	0
2016	9.410213	9.730686	3.41%	0
2015	10.162005	9.410213	-7.40%	0
2014	10.333919	10.162005	-1.66%	0
2013*	10.000000	10.333919	3.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.674491	14.063357	10.96%	0
2016	12.196587	12.674491	3.92%	0
2015	12.663620	12.196587	-3.69%	0
2014	12.439836	12.663620	1.80%	0
2013	10.847081	12.439836	14.68%	0
2012	9.916380	10.847081	9.39%	0
2011	10.429018	9.916380	-4.92%	0
2010*	10.000000	10.429018	4.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.520203	15.541485	14.95%	0
2016	12.907365	13.520203	4.75%	0
2015	13.461751	12.907365	-4.12%	0
2014	13.224930	13.461751	1.79%	0
2013	10.931080	13.224930	20.98%	0
2012	9.799913	10.931080	11.54%	0
2011	10.559465	9.799913	-7.19%	0
2010*	10.000000	10.559465	5.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.699315	12.516166	6.98%	0
2016	11.336924	11.699315	3.20%	0
2015	11.770956	11.336924	-3.69%	0
2014	11.617149	11.770956	1.32%	0
2013	10.727697	11.617149	8.29%	0
2012	10.014573	10.727697	7.12%	0
2011	10.314462	10.014573	-2.91%	0
2010*	10.000000	10.314462	3.14%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.058005	10.161063	1.02%	0
2016	9.997517	10.058005	0.61%	0
2015	10.323082	9.997517	-3.15%	0
2014	10.110517	10.323082	2.10%	0
2013	10.603001	10.110517	-4.64%	0
2012	10.168546	10.603001	4.27%	0
2011*	10.000000	10.168546	1.69%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.964388	13.731595	14.77%	0
2016	11.032786	11.964388	8.44%	0
2015	11.702863	11.032786	-5.73%	0
2014	11.656765	11.702863	0.40%	0
2013*	10.000000	11.656765	16.57%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.442380	12.680963	10.82%	0
2016	10.805429	11.442380	5.89%	0
2015	11.298643	10.805429	-4.37%	0
2014	11.394415	11.298643	-0.84%	0
2013*	10.000000	11.394415	13.94%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.204299	11.302843	37.77%	0
2016	7.823247	8.204299	4.87%	0
2015	9.566672	7.823247	-18.22%	0
2014*	10.000000	9.566672	-4.33%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.604792	9.545862	-0.61%	0
2016	9.792892	9.604792	-1.92%	0
2015	10.070441	9.792892	-2.76%	0
2014*	10.000000	10.070441	0.70%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.274756	8.073465	-2.43%	0
2016	8.499209	8.274756	-2.64%	0
2015	8.730566	8.499209	-2.65%	0
2014	8.968221	8.730566	-2.65%	0
2013	9.212343	8.968221	-2.65%	0
2012	9.463808	9.212343	-2.66%	0
2011	9.720701	9.463808	-2.64%	0
2010	9.985295	9.720701	-2.65%	0
2009*	10.000000	9.985295	-0.15%	8,859
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.201236	11.187483	21.59%	0
2016	9.364586	9.201236	-1.74%	0
2015	9.712762	9.364586	-3.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.534703	12.146596	15.30%	0
2016	9.884759	10.534703	6.58%	0
2015	10.256235	9.884759	-3.62%	0
2014*	10.000000	10.256235	2.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.218802	11.056166	8.19%	0
2016	9.873862	10.218802	3.49%	0
2015	10.160307	9.873862	-2.82%	0
2014*	10.000000	10.160307	1.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.397067	11.621354	11.78%	0
2016	9.912138	10.397067	4.89%	0
2015	10.236425	9.912138	-3.17%	0
2014*	10.000000	10.236425	2.36%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	9.972730	10.260932	2.89%	0
2016	9.824543	9.972730	1.51%	0
2015	10.065347	9.824543	-2.39%	0
2014*	10.000000	10.065347	0.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	9.902080	10.993098	11.02%	0
2016	9.621676	9.902080	2.91%	0
2015	10.214715	9.621676	-5.81%	0
2014	10.241281	10.214715	-0.26%	0
2013*	10.000000	10.241281	2.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	9.936942	11.315485	13.87%	0
2016	9.543313	9.936942	4.12%	0
2015	10.206818	9.543313	-6.50%	0
2014	10.306003	10.206818	-0.96%	0
2013*	10.000000	10.306003	3.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.347414	11.376276	9.94%	0
2016	9.919709	10.347414	4.31%	0
2015	10.223970	9.919709	-2.98%	0
2014*	10.000000	10.223970	2.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.438535	11.857774	13.60%	0
2016	9.883586	10.438535	5.61%	0
2015	10.227297	9.883586	-3.36%	0
2014*	10.000000	10.227297	2.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.170928	10.814292	6.33%	0
2016	9.883358	10.170928	2.91%	0
2015	10.155522	9.883358	-2.68%	0
2014*	10.000000	10.155522	1.56%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.173085	12.585349	23.71%	0
2016*	10.000000	10.173085	1.73%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.231374	12.660042	12.72%	0
2016	9.590351	11.231374	17.11%	0
2015	10.107590	9.590351	-5.12%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.598497	9.936514	3.52%	0
2016	9.074377	9.598497	5.78%	0
2015	9.598864	9.074377	-5.46%	0
2014	9.491543	9.598864	1.13%	0
2013*	10.000000	9.491543	-5.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	11.365947	13.891477	22.22%	0
2016	11.970386	11.365947	-5.05%	0
2015	12.377337	11.970386	-3.29%	0
2014	12.888588	12.377337	-3.97%	0
2013	10.934583	12.888588	17.87%	0
2012	9.723733	10.934583	12.45%	0
2011	11.051573	9.723733	-12.01%	0
2010*	10.000000	11.051573	10.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.405793	10.027937	19.30%	0
2016	8.224307	8.405793	2.21%	0
2015	8.925408	8.224307	-7.86%	0
2014*	10.000000	8.925408	-10.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	15.906246	20.113237	26.45%	0
2016	16.019215	15.906246	-0.71%	0
2015	15.955933	16.019215	0.40%	0
2014	14.880167	15.955933	7.23%	0
2013	11.371593	14.880167	30.85%	0
2012	10.058380	11.371593	13.06%	0
2011	10.676742	10.058380	-5.79%	0
2010*	10.000000	10.676742	6.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.958620	17.768394	11.34%	0
2016	14.125299	15.958620	12.98%	0
2015	15.026281	14.125299	-6.00%	0
2014	14.001154	15.026281	7.32%	0
2013	10.651218	14.001154	31.45%	0
2012	9.304946	10.651218	14.47%	0
2011	10.177888	9.304946	-8.58%	0
2010*	10.000000	10.177888	1.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	15.769450	19.578406	24.15%	0
2016	15.272660	15.769450	3.25%	0
2015	15.742890	15.272660	-2.99%	0
2014	15.591539	15.742890	0.97%	0
2013	11.554845	15.591539	34.94%	0
2012	10.353856	11.554845	11.60%	0
2011	11.130595	10.353856	-6.98%	0
2010*	10.000000	11.130595	11.31%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.747204	20.777771	10.83%	0
2016	16.375006	18.747204	14.49%	0
2015	17.320637	16.375006	-5.46%	0
2014	15.204277	17.320637	13.92%	0
2013	11.511042	15.204277	32.08%	0
2012	10.163771	11.511042	13.26%	0
2011	10.688018	10.163771	-4.90%	0
2010*	10.000000	10.688018	6.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.312390	13.758727	21.63%	0
2016	10.728481	11.312390	5.44%	0
2015	10.937867	10.728481	-1.91%	0
2014*	10.000000	10.937867	9.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	11.941256	12.679396	6.18%	0
2016	9.739587	11.941256	22.61%	0
2015	10.645929	9.739587	-8.51%	0
2014*	10.000000	10.645929	6.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	11.827793	13.068409	10.49%	0
2016	9.890544	11.827793	19.59%	0
2015	10.328721	9.890544	-4.24%	0
2014*	10.000000	10.328721	3.29%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.497371	13.490977	17.34%	0
2016	10.601958	11.497371	8.45%	0
2015	10.789654	10.601958	-1.74%	0
2014*	10.000000	10.789654	7.90%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.080364	11.450330	3.34%	0
2016	10.618878	11.080364	4.35%	0
2015	11.562468	10.618878	-8.16%	0
2014	9.235157	11.562468	25.20%	0
2013*	10.000000	9.235157	-7.65%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	10.807243	12.787071	18.32%	0
2016	9.940946	10.807243	8.71%	0
2015	10.094149	9.940946	-1.52%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.175682	9.074265	-1.11%	0
2016	9.195625	9.175682	-0.22%	0
2015	9.478291	9.195625	-2.98%	0
2014	9.688451	9.478291	-2.17%	0
2013	9.941713	9.688451	-2.55%	0
2012	9.865429	9.941713	0.77%	0
2011*	10.000000	9.865429	-1.35%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.107052	12.347057	11.16%	0
2016	9.438585	11.107052	17.68%	0
2015	10.193202	9.438585	-7.40%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	8.960323	9.306418	3.86%	0
2016	9.263284	8.960323	-3.27%	0
2015	10.022672	9.263284	-7.58%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.414844	10.114756	7.43%	0
2016	8.854443	9.414844	6.33%	0
2015	9.817296	8.854443	-9.81%	0
2014	10.114514	9.817296	-2.94%	0
2013*	10.000000	10.114514	1.15%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	9.816202	9.830915	0.15%	0
2016	8.907502	9.816202	10.20%	0
2015	9.453418	8.907502	-5.77%	0
2014	9.576484	9.453418	-1.29%	0
2013*	10.000000	9.576484	-4.24%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	9.588213	9.532293	-0.58%	0
2016	9.436025	9.588213	1.61%	0
2015	9.942291	9.436025	-5.09%	0
2014	10.324040	9.942291	-3.70%	0
2013	10.138437	10.324040	1.83%	0
2012*	10.000000	10.138437	1.38%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	11.038095	14.649711	32.72%	0
2016	11.355595	11.038095	-2.80%	0
2015	11.251546	11.355595	0.92%	0
2014	11.325006	11.251546	-0.65%	0
2013*	10.000000	11.325006	13.25%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.779792	10.795231	10.38%	0
2016	8.897039	9.779792	9.92%	0
2015	10.064019	8.897039	-11.60%	0
2014	10.291193	10.064019	-2.21%	0
2013	10.559807	10.291193	-2.54%	0
2012	9.448810	10.559807	11.76%	0
2011*	10.000000	9.448810	-5.51%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	5.953924	5.915223	-0.65%	0
2016	5.323789	5.953924	11.84%	0
2015	7.356936	5.323789	-27.64%	0
2014	9.286561	7.356936	-20.78%	0
2013	11.185385	9.286561	-16.98%	0
2012	10.930502	11.185385	2.33%	0
2011	12.143481	10.930502	-9.99%	0
2010*	10.000000	12.143481	21.43%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	11.652909	12.454495	6.88%	0
2016	10.572306	11.652909	10.22%	0
2015	11.123185	10.572306	-4.95%	0
2014	11.267716	11.123185	-1.28%	0
2013	12.451199	11.267716	-9.50%	0
2012	10.861318	12.451199	14.64%	0
2011	10.503811	10.861318	3.40%	0
2010*	10.000000	10.503811	5.04%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	10.006122	0.06%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.381354	10.113855	7.81%	0
2016	9.364138	9.381354	0.18%	0
2015	10.362596	9.364138	-9.64%	0
2014	10.612738	10.362596	-2.36%	0
2013	11.667855	10.612738	-9.04%	0
2012	11.390348	11.667855	2.44%	0
2011	10.791333	11.390348	5.55%	0
2010*	10.000000	10.791333	7.91%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.814991	10.369830	5.65%	0
2016	9.699065	9.814991	1.20%	0
2015	10.392695	9.699065	-6.67%	0
2014	10.450028	10.392695	-0.55%	0
2013	11.740202	10.450028	-10.99%	0
2012	11.286116	11.740202	4.02%	0
2011	10.788145	11.286116	4.62%	0
2010*	10.000000	10.788145	7.88%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	12.675340	13.144317	3.70%	0
2016	11.587851	12.675340	9.38%	0
2015	12.117663	11.587851	-4.37%	0
2014	12.057726	12.117663	0.50%	0
2013	11.725817	12.057726	2.83%	0
2012	10.548528	11.725817	11.16%	0
2011	10.495486	10.548528	0.51%	0
2010*	10.000000	10.495486	4.95%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.285108	2.85%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.183242	9.052496	-1.42%	0
2016	9.311014	9.183242	-1.37%	0
2015	9.544541	9.311014	-2.45%	0
2014	9.731546	9.544541	-1.92%	0
2013	10.019725	9.731546	-2.88%	0
2012	9.733519	10.019725	2.94%	0
2011*	10.000000	9.733519	-2.66%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.966945	10.170961	2.05%	0
2016	9.979683	9.966945	-0.13%	0
2015	10.217049	9.979683	-2.32%	0
2014	10.075284	10.217049	1.41%	0
2013	10.566487	10.075284	-4.65%	0
2012	9.913094	10.566487	6.59%	0
2011*	10.000000	9.913094	-0.87%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.676345	9.882770	2.13%	0
2016	9.498934	9.676345	1.87%	0
2015	9.935132	9.498934	-4.39%	0
2014	9.913777	9.935132	0.22%	0
2013*	10.000000	9.913777	-0.86%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	12.566944	13.093591	4.19%	0
2016	11.344633	12.566944	10.77%	0
2015	12.168881	11.344633	-6.77%	0
2014	12.537253	12.168881	-2.94%	0
2013	11.518694	12.537253	8.84%	0
2012	10.227800	11.518694	12.62%	0
2011	10.723229	10.227800	-4.62%	0
2010*	10.000000	10.723229	7.23%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	13.237262	13.505308	2.02%	0
2016	12.473857	13.237262	6.12%	0
2015	12.793701	12.473857	-2.50%	0
2014	12.841593	12.793701	-0.37%	0
2013	11.989900	12.841593	7.10%	0
2012	10.792567	11.989900	11.09%	0
2011	10.789489	10.792567	0.03%	0
2010*	10.000000	10.789489	7.89%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.160602	10.557287	29.37%	0
2016	8.328807	8.160602	-2.02%	0
2015	9.441266	8.328807	-11.78%	0
2014	9.852907	9.441266	-4.18%	0
2013	8.803074	9.852907	11.93%	0
2012	7.831249	8.803074	12.41%	0
2011	11.018959	7.831249	-28.93%	0
2010*	10.000000	11.018959	10.19%	0
ProFunds - ProFund VP Banks - Q/NQ
2017	15.585561	17.892744	14.80%	0
2016	12.991016	15.585561	19.97%	0
2015	13.402733	12.991016	-3.07%	0
2014	12.473228	13.402733	7.45%	0
2013	9.600615	12.473228	29.92%	0
2012	7.392919	9.600615	29.86%	0
2011*	10.000000	7.392919	-26.07%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	8.911756	10.668185	19.71%	0
2016	7.725210	8.911756	15.36%	0
2015	9.219199	7.725210	-16.21%	0
2014	9.313207	9.219199	-1.01%	0
2013	8.077769	9.313207	15.29%	0
2012	7.649091	8.077769	5.60%	0
2011*	10.000000	7.649091	-23.51%	0
ProFunds - ProFund VP Bear - Q/NQ
2017	2.995161	2.392077	-20.14%	0
2016	3.538376	2.995161	-15.35%	0
2015	3.822932	3.538376	-7.44%	0
2014	4.579540	3.822932	-16.52%	0
2013	6.404859	4.579540	-28.50%	0
2012	7.889030	6.404859	-18.81%	0
2011	8.893427	7.889030	-11.29%	0
2010*	10.000000	8.893427	-11.07%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	21.752053	25.951226	19.30%	0
2016	26.434310	21.752053	-17.71%	0
2015	26.286412	26.434310	0.56%	0
2014	20.814132	26.286412	26.29%	0
2013	12.694705	20.814132	63.96%	0
2012	9.268099	12.694705	36.97%	0
2011*	10.000000	9.268099	-7.32%	0
ProFunds - ProFund VP Bull - Q/NQ
2017	15.730104	18.276716	16.19%	0
2016	14.733722	15.730104	6.76%	0
2015	15.204465	14.733722	-3.10%	0
2014	14.011438	15.204465	8.51%	0
2013	11.092082	14.011438	26.32%	0
2012	10.005105	11.092082	10.86%	0
2011	10.276808	10.005105	-2.64%	0
2010*	10.000000	10.276808	2.77%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	14.501257	16.243578	12.01%	0
2016	14.385187	14.501257	0.81%	0
2015	14.186142	14.385187	1.40%	0
2014	13.220209	14.186142	7.31%	0
2013	10.571992	13.220209	25.05%	0
2012	9.796572	10.571992	7.92%	0
2011*	10.000000	9.796572	-2.03%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	17.490637	20.156267	15.24%	0
2016	17.243696	17.490637	1.43%	0
2015	16.919643	17.243696	1.92%	0
2014	15.454451	16.919643	9.48%	0
2013	11.349822	15.454451	36.16%	0
2012	9.549082	11.349822	18.86%	0
2011*	10.000000	9.549082	-4.51%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	6.589936	8.549768	29.74%	0
2016	6.097474	6.589936	8.08%	0
2015	7.579714	6.097474	-19.56%	0
2014	8.061900	7.579714	-5.98%	0
2013	8.849856	8.061900	-8.90%	0
2012	8.530885	8.849856	3.74%	0
2011	10.913177	8.530885	-21.83%	0
2010*	10.000000	10.913177	9.13%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	10.138218	11.815984	16.55%	0
2016	9.659146	10.138218	4.96%	0
2015	11.133313	9.659146	-13.24%	0
2014	12.519061	11.133313	-11.07%	0
2013	10.572338	12.519061	18.41%	0
2012	9.314849	10.572338	13.50%	0
2011	10.501146	9.314849	-11.30%	0
2010*	10.000000	10.501146	5.01%	0
ProFunds - ProFund VP Financials - Q/NQ
2017	15.149857	17.432482	15.07%	0
2016	13.493865	15.149857	12.27%	0
2015	14.071518	13.493865	-4.11%	0
2014	12.800991	14.071518	9.93%	0
2013	9.955724	12.800991	28.58%	0
2012	8.199476	9.955724	21.42%	0
2011*	10.000000	8.199476	-18.01%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	17.015134	20.030711	17.72%	0
2016	18.215383	17.015134	-6.59%	0
2015	17.816290	18.215383	2.24%	0
2014	14.794853	17.816290	20.42%	0
2013	10.874033	14.794853	36.06%	0
2012	9.514608	10.874033	14.29%	0
2011*	10.000000	9.514608	-4.85%	0
ProFunds - ProFund VP Industrials - Q/NQ
2017	14.510487	17.291355	19.16%	0
2016	12.679554	14.510487	14.44%	0
2015	13.486020	12.679554	-5.98%	0
2014	13.121337	13.486020	2.78%	0
2013	9.753584	13.121337	34.53%	0
2012	8.652578	9.753584	12.72%	0
2011*	10.000000	8.652578	-13.47%	0
ProFunds - ProFund VP International - Q/NQ
2017	9.549473	11.323662	18.58%	0
2016	9.900336	9.549473	-3.54%	0
2015	10.541264	9.900336	-6.08%	0
2014	11.783749	10.541264	-10.54%	0
2013	10.129822	11.783749	16.33%	0
2012	8.975964	10.129822	12.85%	0
2011	10.763462	8.975964	-16.61%	0
2010*	10.000000	10.763462	7.63%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2017	17.100653	22.651115	32.46%	0
2016	16.644524	17.100653	2.74%	0
2015	14.206164	16.644524	17.16%	0
2014	14.431071	14.206164	-1.56%	0
2013	9.771007	14.431071	47.69%	0
2012	8.381112	9.771007	16.58%	0
2011*	10.000000	8.381112	-16.19%	0
ProFunds - ProFund VP Japan - Q/NQ
2017	12.257922	14.136093	15.32%	0
2016	12.538859	12.257922	-2.24%	0
2015	12.173040	12.538859	3.01%	0
2014	12.113617	12.173040	0.49%	0
2013	8.394144	12.113617	44.31%	0
2012	7.013587	8.394144	19.68%	0
2011	8.843910	7.013587	-20.70%	0
2010*	10.000000	8.843910	-11.56%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	19.046571	24.175446	26.93%	0
2016	18.586665	19.046571	2.47%	0
2015	17.768037	18.586665	4.61%	0
2014	15.598855	17.768037	13.91%	0
2013	11.933205	15.598855	30.72%	0
2012	10.546780	11.933205	13.15%	0
2011	10.677836	10.546780	-1.23%	0
2010*	10.000000	10.677836	6.78%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	10.338348	9.745637	-5.73%	0
2016	8.551016	10.338348	20.90%	0
2015	11.463358	8.551016	-25.41%	0
2014	13.211409	11.463358	-13.23%	0
2013	10.938012	13.211409	20.78%	0
2012	10.920108	10.938012	0.16%	0
2011	10.970345	10.920108	-0.46%	0
2010*	10.000000	10.970345	9.70%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	15.913367	17.097478	7.44%	0
2016	16.979361	15.913367	-6.28%	0
2015	16.699602	16.979361	1.68%	0
2014	14.371729	16.699602	16.20%	0
2013	11.215579	14.371729	28.14%	0
2012	10.300482	11.215579	8.88%	0
2011*	10.000000	10.300482	3.00%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.030979	3.106633	2.50%	0
2016	1.997992	3.030979	51.70%	0
2015	3.056699	1.997992	-34.64%	0
2014	4.124405	3.056699	-25.89%	0
2013	6.827596	4.124405	-39.59%	0
2012	8.207966	6.827596	-16.82%	0
2011*	10.000000	8.207966	-17.92%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2017	12.498090	13.147314	5.19%	0
2016	12.142172	12.498090	2.93%	0
2015	12.432406	12.142172	-2.33%	0
2014	10.215109	12.432406	21.71%	0
2013	10.483559	10.215109	-2.56%	0
2012	9.191150	10.483559	14.06%	0
2011*	10.000000	9.191150	-8.09%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.274919	2.808760	-14.23%	0
2016	3.546945	3.274919	-7.67%	0
2015	3.702272	3.546945	-4.20%	0
2014	5.453259	3.702272	-32.11%	0
2013	4.809232	5.453259	13.39%	0
2012	5.308734	4.809232	-9.41%	0
2011	8.725199	5.308734	-39.16%	0
2010*	10.000000	8.725199	-12.75%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	16.294504	21.504702	31.98%	0
2016	13.105435	16.294504	24.33%	0
2015	13.860802	13.105435	-5.45%	0
2014	10.583475	13.860802	30.97%	0
2013	8.144857	10.583475	29.94%	0
2012	8.731250	8.144857	-6.72%	0
2011*	10.000000	8.731250	-12.69%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.119310	4.298748	-29.75%	0
2016	7.504247	6.119310	-18.46%	0
2015	6.912231	7.504247	8.56%	0
2014	7.314628	6.912231	-5.50%	0
2013	7.531064	7.314628	-2.87%	0
2012	8.897266	7.531064	-15.36%	0
2011	8.258344	8.897266	7.74%	0
2010*	10.000000	8.258344	-17.42%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2017	4.304013	3.325515	-22.73%	0
2016	4.697903	4.304013	-8.38%	0
2015	5.015469	4.697903	-6.33%	0
2014	5.011686	5.015469	0.08%	0
2013	6.517335	5.011686	-23.10%	0
2012	8.385479	6.517335	-22.28%	0
2011	8.460528	8.385479	-0.89%	0
2010*	10.000000	8.460528	-15.39%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.367297	1.722835	-27.22%	0
2016	2.703557	2.367297	-12.44%	0
2015	3.193794	2.703557	-15.35%	0
2014	4.069550	3.193794	-21.52%	0
2013	5.921625	4.069550	-31.28%	0
2012	7.491449	5.921625	-20.95%	0
2011	8.595387	7.491449	-12.84%	0
2010*	10.000000	8.595387	-14.05%	0
ProFunds - ProFund VP Technology - Q/NQ
2017	15.081473	19.849366	31.61%	0
2016	13.788836	15.081473	9.37%	0
2015	13.831870	13.788836	-0.31%	0
2014	12.029154	13.831870	14.99%	0
2013	9.869959	12.029154	21.88%	0
2012	9.191772	9.869959	7.38%	0
2011*	10.000000	9.191772	-8.08%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	13.375756	12.745723	-4.71%	0
2016	11.293018	13.375756	18.44%	0
2015	11.426512	11.293018	-1.17%	0
2014	11.671564	11.426512	-2.10%	0
2013	10.698075	11.671564	9.10%	0
2012	9.431935	10.698075	13.42%	0
2011*	10.000000	9.431935	-5.68%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	13.363726	14.244852	6.59%	0
2016	13.768865	13.363726	-2.94%	0
2015	14.989189	13.768865	-8.14%	0
2014	11.288859	14.989189	32.78%	0
2013	14.335963	11.288859	-21.25%	0
2012	14.585333	14.335963	-1.71%	0
2011	10.439092	14.585333	39.72%	0
2010*	10.000000	10.439092	4.39%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	38.084941	62.416985	63.89%	0
2016	36.013297	38.084941	5.75%	0
2015	32.563699	36.013297	10.59%	0
2014	24.624421	32.563699	32.24%	0
2013	14.127214	24.624421	74.30%	0
2012	10.850123	14.127214	30.20%	0
2011	11.279604	10.850123	-3.81%	0
2010*	10.000000	11.279604	12.80%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.609321	0.326624	-46.40%	0
2016	0.784411	0.609321	-22.32%	0
2015	1.092710	0.784411	-28.21%	0
2014	1.747168	1.092710	-37.46%	0
2013	3.494215	1.747168	-50.00%	0
2012	5.541701	3.494215	-36.95%	0
2011	7.314403	5.541701	-24.24%	0
2010*	10.000000	7.314403	-26.86%	0
ProFunds - ProFund VP Utilities - Q/NQ
2017	14.418621	15.531154	7.72%	0
2016	12.869605	14.418621	12.04%	0
2015	14.124287	12.869605	-8.88%	0
2014	11.525312	14.124287	22.55%	0
2013	10.448067	11.525312	10.31%	0
2012	10.718032	10.448067	-2.52%	0
2011*	10.000000	10.718032	7.18%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2017	5.960287	6.527239	9.51%	0
2016	4.810930	5.960287	23.89%	0
2015	5.194399	4.810930	-7.38%	0
2014	5.159413	5.194399	0.68%	0
2013	4.102522	5.159413	25.76%	0
2012	3.392803	4.102522	20.92%	0
2011	4.481297	3.392803	-24.29%	0
2010	4.072260	4.481297	10.04%	0
2009	4.332078	4.072260	-6.00%	0
2008	7.564411	4.332078	-42.73%	3,408
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	12.158661	14.374890	18.23%	0
2016	9.543410	12.158661	27.40%	0
2015	11.853913	9.543410	-19.49%	0
2014	12.401969	11.853913	-4.42%	0
2013	12.582421	12.401969	-1.43%	0
2012	11.673882	12.582421	7.78%	0
2011	14.353842	11.673882	-18.67%	0
2010	11.639493	14.353842	23.32%	0
2009	7.691133	11.639493	51.34%	4,484
2008	14.470445	7.691133	-46.85%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	22.201432	27.978249	26.02%	0
2016	28.385397	22.201432	-21.79%	0
2015	26.880612	28.385397	5.60%	0
2014	20.808471	26.880612	29.18%	0
2013	13.861222	20.808471	50.12%	0
2012	10.471388	13.861222	32.37%	0
2011	9.725723	10.471388	7.67%	0
2010	9.024549	9.725723	7.77%	0
2009	7.833542	9.024549	15.20%	0
2008	9.121178	7.833542	-14.12%	3,396
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	2.270876	2.308810	1.67%	0
2016	2.112755	2.270876	7.48%	0
2015	3.278587	2.112755	-35.56%	0
2014	5.103804	3.278587	-35.76%	0
2013	5.416718	5.103804	-5.78%	0
2012	5.644018	5.416718	-4.03%	0
2011	6.209924	5.644018	-9.11%	0
2010	5.904709	6.209924	5.17%	0
2009	5.436954	5.904709	8.60%	0
2008	10.956813	5.436954	-50.38%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	20.571376	22.336737	8.58%	0
2016	20.043929	20.571376	2.63%	0
2015	19.383361	20.043929	3.41%	0
2014	17.678650	19.383361	9.64%	0
2013	14.159396	17.678650	24.85%	0
2012	13.338967	14.159396	6.15%	0
2011	12.043611	13.338967	10.76%	0
2010	10.548245	12.043611	14.18%	0
2009	9.096293	10.548245	15.96%	868
2008	12.197028	9.096293	-25.42%	2,471
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	19.520465	30.126583	54.33%	0
2016	15.337937	19.520465	27.27%	0
2015	16.449278	15.337937	-6.76%	0
2014	14.466272	16.449278	13.71%	0
2013	9.133200	14.466272	58.39%	0
2012	8.009184	9.133200	14.03%	0
2011	7.541365	8.009184	6.20%	0
2010	6.217725	7.541365	21.29%	0
2009	4.666510	6.217725	33.24%	0
2008	12.522115	4.666510	-62.73%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	11.184172	14.270942	27.60%	0
2016	9.238993	11.184172	21.05%	0
2015	9.294982	9.238993	-0.60%	0
2014	7.716266	9.294982	20.46%	0
2013	5.868941	7.716266	31.48%	0
2012	5.966450	5.868941	-1.63%	0
2011	7.338634	5.966450	-18.70%	0
2010	6.880797	7.338634	6.65%	0
2009	4.112970	6.880797	67.30%	1,581
2008	8.469358	4.112970	-51.44%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2017	8.481395	7.739941	-8.74%	0
2016	6.631535	8.481395	27.89%	0
2015	9.763395	6.631535	-32.08%	0
2014	12.325018	9.763395	-20.78%	0
2013	10.254028	12.325018	20.20%	0
2012	10.286707	10.254028	-0.32%	0
2011	11.222556	10.286707	-8.34%	0
2010	9.682889	11.222556	15.90%	0
2009	7.181627	9.682889	34.83%	815
2008	13.671107	7.181627	-47.47%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	6.241583	4.943665	-20.79%	0
2016	5.205851	6.241583	19.90%	0
2015	7.829921	5.205851	-33.51%	0
2014	11.383338	7.829921	-31.22%	0
2013	9.438411	11.383338	20.61%	0
2012	9.657049	9.438411	-2.26%	0
2011	10.935815	9.657049	-11.69%	0
2010	8.911934	10.935815	22.71%	0
2009	5.636362	8.911934	58.12%	1,172
2008	13.657263	5.636362	-58.73%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	5.515610	6.905815	25.20%	0
2016	6.000090	5.515610	-8.07%	0
2015	6.640747	6.000090	-9.65%	0
2014	7.795363	6.640747	-14.81%	0
2013	6.463225	7.795363	20.61%	0
2012	5.457463	6.463225	18.43%	0
2011	6.605825	5.457463	-17.38%	0
2010	7.605054	6.605825	-13.14%	0
2009	5.759009	7.605054	32.05%	3,678
2008	13.106698	5.759009	-56.06%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	8.073840	9.084752	12.52%	0
2016	7.159832	8.073840	12.77%	0
2015	7.660113	7.159832	-6.53%	0
2014	6.989366	7.660113	9.60%	0
2013	5.628575	6.989366	24.18%	0
2012	4.713037	5.628575	19.43%	0
2011	5.690413	4.713037	-17.18%	0
2010	5.111043	5.690413	11.34%	0
2009	4.386888	5.111043	16.51%	2,067
2008	8.674382	4.386888	-49.43%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	13.364736	14.264547	6.73%	0
2016	13.774210	13.364736	-2.97%	0
2015	14.908954	13.774210	-7.61%	0
2014	11.372912	14.908954	31.09%	0
2013	14.290989	11.372912	-20.42%	0
2012	14.252732	14.290989	0.27%	0
2011	10.347215	14.252732	37.74%	0
2010	9.653604	10.347215	7.18%	0
2009	14.485352	9.653604	-33.36%	0
2008	10.274241	14.485352	40.99%	2,174
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	16.522005	19.762616	19.61%	0
2016	18.792894	16.522005	-12.08%	0
2015	18.467936	18.792894	1.76%	0
2014	15.222734	18.467936	21.32%	0
2013	11.026242	15.222734	38.06%	0
2012	9.667649	11.026242	14.05%	0
2011	9.485582	9.667649	1.92%	0
2010	9.125946	9.485582	3.94%	0
2009	7.520641	9.125946	21.35%	1,005
2008	10.281461	7.520641	-26.85%	2,894
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.456197	10.878859	4.04%	0
2016	9.622090	10.456197	8.67%	0
2015	9.954678	9.622090	-3.34%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2017	17.818834	23.239821	30.42%	0
2016	17.524459	17.818834	1.68%	0
2015	16.612864	17.524459	5.49%	0
2014	16.737685	16.612864	-0.75%	0
2013	11.368776	16.737685	47.23%	0
2012	9.787436	11.368776	16.16%	0
2011	11.414372	9.787436	-14.25%	0
2010	9.708158	11.414372	17.58%	0
2009	6.012689	9.708158	61.46%	5,764
2008	11.205293	6.012689	-46.34%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.567226	0.337107	-40.57%	0
2016	0.828177	0.567226	-31.51%	0
2015	0.925038	0.828177	-10.47%	0
2014	1.214611	0.925038	-23.84%	0
2013	2.223615	1.214611	-45.38%	0
2012	2.945902	2.223615	-24.52%	0
2011	4.149330	2.945902	-29.00%	0
2010	6.114688	4.149330	-32.14%	0
2009	11.348726	6.114688	-46.12%	0
2008	7.247869	11.348726	56.58%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.992756	2.654709	-11.30%	0
2016	3.167155	2.992756	-5.51%	0
2015	3.293446	3.167155	-3.83%	0
2014	4.505582	3.293446	-26.90%	0
2013	4.015399	4.505582	12.21%	0
2012	4.397438	4.015399	-8.69%	0
2011	6.493569	4.397438	-32.28%	0
2010	7.650353	6.493569	-15.12%	0
2009	6.581108	7.650353	16.25%	0
2008	9.686986	6.581108	-32.06%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.852531	1.559241	-15.83%	0
2016	2.353019	1.852531	-21.27%	0
2015	2.444586	2.353019	-3.75%	0
2014	2.839350	2.444586	-13.90%	0
2013	4.026962	2.839350	-29.49%	0
2012	5.067321	4.026962	-20.53%	0
2011	5.616876	5.067321	-9.78%	0
2010	7.723155	5.616876	-27.27%	0
2009	12.257991	7.723155	-36.99%	0
2008	9.367156	12.257991	30.86%	938
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	1.539595	1.129283	-26.65%	0
2016	1.747041	1.539595	-11.87%	0
2015	2.059743	1.747041	-15.18%	0
2014	2.600285	2.059743	-20.79%	0
2013	3.764900	2.600285	-30.93%	0
2012	4.754165	3.764900	-20.81%	0
2011	5.430468	4.754165	-12.45%	0
2010	7.085381	5.430468	-23.36%	0
2009	12.146735	7.085381	-41.67%	0
2008	8.428992	12.146735	44.11%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.725491	1.453292	-15.78%	0
2016	2.223268	1.725491	-22.39%	0
2015	2.281487	2.223268	-2.55%	0
2014	2.571105	2.281487	-11.26%	0
2013	3.819381	2.571105	-32.68%	0
2012	4.794030	3.819381	-20.33%	0
2011	5.330002	4.794030	-10.06%	0
2010	7.565263	5.330002	-29.55%	0
2009	11.574445	7.565263	-34.64%	0
2008	9.534813	11.574445	21.39%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	2.394273	1.926538	-19.54%	0
2016	2.794861	2.394273	-14.33%	0
2015	3.004164	2.794861	-6.97%	0
2014	3.607405	3.004164	-16.72%	0
2013	5.042871	3.607405	-28.47%	0
2012	6.240193	5.042871	-19.19%	0
2011	7.046938	6.240193	-11.45%	0
2010	8.717338	7.046938	-19.16%	0
2009	12.359975	8.717338	-29.47%	0
2008	9.117682	12.359975	35.56%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	9.385740	13.734333	46.33%	0
2016	8.855459	9.385740	5.99%	0
2015	8.122147	8.855459	9.03%	0
2014	9.863261	8.122147	-17.65%	0
2013	6.494629	9.863261	51.87%	0
2012	5.555061	6.494629	16.91%	0
2011	8.030936	5.555061	-30.83%	0
2010	7.128194	8.030936	12.66%	0
2009	5.920640	7.128194	20.40%	0
2008	9.074218	5.920640	-34.75%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	15.999327	18.709277	16.94%	0
2016	14.999031	15.999327	6.67%	0
2015	15.360716	14.999031	-2.35%	0
2014	14.679877	15.360716	4.64%	0
2013	10.588522	14.679877	38.64%	0
2012	8.965828	10.588522	18.10%	0
2011	8.989036	8.965828	-0.26%	0
2010	7.083874	8.989036	26.89%	0
2009	5.322183	7.083874	33.10%	1,467
2008	10.740249	5.322183	-50.45%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	17.832390	21.258166	19.21%	0
2016	14.128257	17.832390	26.22%	0
2015	15.357969	14.128257	-8.01%	0
2014	14.093984	15.357969	8.97%	0
2013	9.636494	14.093984	46.26%	0
2012	7.962247	9.636494	21.03%	0
2011	8.850667	7.962247	-10.04%	0
2010	6.609313	8.850667	33.91%	0
2009	4.455070	6.609313	48.35%	0
2008	10.133728	4.455070	-56.04%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	32.896343	54.284226	65.02%	0
2016	30.830252	32.896343	6.70%	0
2015	27.628206	30.830252	11.59%	0
2014	20.779585	27.628206	32.96%	0
2013	11.843773	20.779585	75.45%	0
2012	9.071207	11.843773	30.56%	0
2011	9.381044	9.071207	-3.30%	0
2010	7.038673	9.381044	33.28%	0
2009	3.319531	7.038673	112.04%	0
2008	12.446471	3.319531	-73.33%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	20.770884	26.515717	27.66%	0
2016	20.130594	20.770884	3.18%	0
2015	19.104127	20.130594	5.37%	0
2014	16.708919	19.104127	14.33%	0
2013	12.749571	16.708919	31.05%	0
2012	11.216293	12.749571	13.67%	0
2011	11.276328	11.216293	-0.53%	0
2010	9.775923	11.276328	15.35%	0
2009	6.606480	9.775923	47.97%	0
2008	11.683965	6.606480	-43.46%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2017	15.620650	20.041411	28.30%	0
2016	13.864740	15.620650	12.66%	0
2015	14.345238	13.864740	-3.35%	0
2014	12.426022	14.345238	15.45%	0
2013	8.566970	12.426022	45.05%	0
2012	7.199154	8.566970	19.00%	0
2011	7.482109	7.199154	-3.78%	0
2010	6.406448	7.482109	16.79%	0
2009	4.856482	6.406448	31.92%	0
2008	10.959173	4.856482	-55.69%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	4.673323	4.872141	4.25%	0
2016	2.900031	4.673323	61.15%	0
2015	4.278623	2.900031	-32.22%	0
2014	5.317783	4.278623	-19.54%	0
2013	10.135572	5.317783	-47.53%	0
2012	10.857084	10.135572	-6.65%	0
2011	14.704506	10.857084	-26.16%	0
2010	10.939122	14.704506	34.42%	0
2009	7.529653	10.939122	45.28%	3,705
2008	12.590814	7.529653	-40.20%	1,615
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	10.879392	11.296785	3.84%	0
2016	10.144717	10.879392	7.24%	0
2015	10.690779	10.144717	-5.11%	0
2014	9.075102	10.690779	17.80%	0
2013	8.968422	9.075102	1.19%	0
2012	7.784959	8.968422	15.20%	0
2011	7.819323	7.784959	-0.44%	0
2010	6.432454	7.819323	21.56%	0
2009	5.274963	6.432454	21.94%	1,641
2008	9.285947	5.274963	-43.19%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	15.135460	16.624860	9.84%	0
2016	15.499725	15.135460	-2.35%	0
2015	16.135872	15.499725	-3.94%	0
2014	15.254709	16.135872	5.78%	0
2013	11.538993	15.254709	32.20%	0
2012	10.151281	11.538993	13.67%	0
2011	9.902318	10.151281	2.51%	0
2010	8.128277	9.902318	21.83%	0
2009	5.789170	8.128277	40.40%	1,124
2008	8.869285	5.789170	-34.73%	3,262
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	14.101358	16.476539	16.84%	0
2016	11.106112	14.101358	26.97%	0
2015	12.547405	11.106112	-11.49%	0
2014	12.359089	12.547405	1.52%	0
2013	8.006431	12.359089	54.36%	0
2012	6.735997	8.006431	18.86%	0
2011	7.879254	6.735997	-14.51%	0
2010	5.871325	7.879254	34.20%	0
2009	4.524175	5.871325	29.78%	0
2008	9.556858	4.524175	-52.66%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	15.957513	22.292943	39.70%	0
2016	13.613016	15.957513	17.22%	0
2015	14.219570	13.613016	-4.27%	0
2014	11.717647	14.219570	21.35%	0
2013	7.134208	11.717647	64.25%	0
2012	5.664187	7.134208	25.95%	0
2011	6.057310	5.664187	-6.49%	0
2010	4.959038	6.057310	22.15%	0
2009	3.480149	4.959038	42.49%	0
2008	11.167763	3.480149	-68.84%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	16.480565	19.959509	21.11%	0
2016	16.502658	16.480565	-0.13%	0
2015	16.770719	16.502658	-1.60%	0
2014	15.323990	16.770719	9.44%	0
2013	11.138564	15.323990	37.58%	0
2012	10.098376	11.138564	10.30%	0
2011	10.486835	10.098376	-3.70%	0
2010	8.615404	10.486835	21.72%	0
2009	6.010622	8.615404	43.34%	5,710
2008	10.261209	6.010622	-41.42%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	15.154072	17.094129	12.80%	0
2016	13.258677	15.154072	14.30%	0
2015	15.029431	13.258677	-11.78%	0
2014	13.915688	15.029431	8.00%	0
2013	9.840192	13.915688	41.42%	0
2012	8.270294	9.840192	18.98%	0
2011	8.773021	8.270294	-5.73%	0
2010	7.489900	8.773021	17.13%	0
2009	5.086657	7.489900	47.25%	6,185
2008	10.177478	5.086657	-50.02%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	16.811609	19.438372	15.62%	0
2016	16.814137	16.811609	-0.02%	0
2015	17.046913	16.814137	-1.37%	0
2014	17.787282	17.046913	-4.16%	0
2013	13.630077	17.787282	30.50%	0
2012	12.065050	13.630077	12.97%	0
2011	12.474901	12.065050	-3.29%	0
2010	9.665214	12.474901	29.07%	0
2009	6.331123	9.665214	52.66%	9,671
2008	10.185518	6.331123	-37.84%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	14.768889	16.269188	10.16%	0
2016	11.769691	14.768889	25.48%	0
2015	13.717831	11.769691	-14.20%	0
2014	13.203542	13.717831	3.90%	0
2013	9.986967	13.203542	32.21%	0
2012	8.769682	9.986967	13.88%	0
2011	9.701782	8.769682	-9.61%	0
2010	8.295691	9.701782	16.95%	0
2009	5.488823	8.295691	51.14%	6,244
2008	10.003084	5.488823	-45.13%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	16.235599	18.348761	13.02%	0
2016	14.050102	16.235599	15.56%	0
2015	14.486669	14.050102	-3.01%	0
2014	14.881165	14.486669	-2.65%	0
2013	10.817634	14.881165	37.56%	0
2012	10.046990	10.817634	7.67%	0
2011	9.969461	10.046990	0.78%	0
2010	8.166325	9.969461	22.08%	0
2009	6.261582	8.166325	30.42%	258
2008	9.793424	6.261582	-36.06%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	13.404398	13.013916	-2.91%	0
2016	10.451043	13.404398	28.26%	0
2015	12.417410	10.451043	-15.84%	0
2014	12.590221	12.417410	-1.37%	0
2013	9.054708	12.590221	39.05%	0
2012	7.726977	9.054708	17.18%	0
2011	8.764695	7.726977	-11.84%	0
2010	7.196712	8.764695	21.79%	0
2009	4.555853	7.196712	57.97%	340
2008	8.283403	4.555853	-45.00%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	6.620767	5.308108	-19.83%	0
2016	6.355485	6.620767	4.17%	0
2015	5.759485	6.355485	10.35%	0
2014	4.812608	5.759485	19.67%	0
2013	5.094893	4.812608	-5.54%	0
2012	5.584794	5.094893	-8.77%	0
2011	5.991677	5.584794	-6.79%	0
2010	6.445210	5.991677	-7.04%	0
2009	7.866613	6.445210	-18.07%	0
2008	7.654954	7.866613	2.76%	2,016

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2017	13.548515	17.494897	29.13%	0
2016	12.528946	13.548515	8.14%	0
2015	12.728334	12.528946	-1.57%	0
2014	11.858658	12.728334	7.33%	0
2013	8.996941	11.858658	31.81%	0
2012	8.253360	8.996941	9.01%	0
2011	9.336566	8.253360	-11.60%	0
2010	8.560377	9.336566	9.07%	0
2009	5.651124	8.560377	51.48%	1,252
2008	10.634755	5.651124	-46.86%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	8.524054	8.784534	3.06%	0
2016	7.457501	8.524054	14.30%	0
2015	8.213156	7.457501	-9.20%	0
2014	8.221728	8.213156	-0.10%	0
2013	7.189854	8.221728	14.35%	0
2012	7.043768	7.189854	2.07%	0
2011	8.452587	7.043768	-16.67%	0
2010	7.582225	8.452587	11.48%	0
2009	6.052553	7.582225	25.27%	0
2008	11.374693	6.052553	-46.79%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	14.447885	17.163517	18.80%	0
2016	12.856662	14.447885	12.38%	0
2015	15.372224	12.856662	-16.36%	0
2014	12.858671	15.372224	19.55%	0
2013	8.768192	12.858671	46.65%	0
2012	7.660403	8.768192	14.46%	0
2011	8.852999	7.660403	-13.47%	0
2010	7.325816	8.852999	20.85%	0
2009	6.410815	7.325816	14.27%	0
2008	8.811236	6.410815	-27.24%	3,486
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	15.001536	16.214097	8.08%	0
2016	13.244606	15.001536	13.27%	0
2015	14.686382	13.244606	-9.82%	0
2014	12.275672	14.686382	19.64%	56
2013	11.097582	12.275672	10.62%	0
2012	11.274453	11.097582	-1.57%	0
2011	9.958501	11.274453	13.21%	0
2010	9.570774	9.958501	4.05%	0
2009	8.639323	9.570774	10.78%	0
2008	12.601708	8.639323	-31.44%	3,261

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	5.017599	5.828493	16.16%	0
2016	5.645636	5.017599	-11.12%	0
2015	6.972839	5.645636	-19.03%	0
2014	9.172987	6.972839	-23.99%	0
2013	9.695658	9.172987	-5.39%	0
2012	9.882987	9.695658	-1.90%	0
2011	10.539752	9.882987	-6.23%	0
2010	11.469949	10.539752	-8.11%	0
2009	11.052190	11.469949	3.78%	0
2008	12.936169	11.052190	-14.56%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.528512	9.514563	-0.15%	0
2016	9.553837	9.528512	-0.27%	0
2015	9.903581	9.553837	-3.53%	0
2014	10.035256	9.903581	-1.31%	0
2013*	10.000000	10.035256	0.35%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.701399	7.01%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	5.893273	5.640127	-4.30%	0
2016	4.212098	5.893273	39.91%	0
2015	6.501599	4.212098	-35.21%	0
2014	8.256077	6.501599	-21.25%	0
2013	7.672593	8.256077	7.60%	0
2012	7.623856	7.672593	0.64%	0
2011*	10.000000	7.623856	-23.76%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	11.688150	13.143622	12.45%	0
2016	11.506442	11.688150	1.58%	0
2015	11.680703	11.506442	-1.49%	0
2014	11.213737	11.680703	4.16%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.309406	8.978069	-3.56%	0
2016	6.798375	9.309406	36.94%	0
2015	11.262071	6.798375	-39.63%	0
2014	10.348041	11.262071	8.83%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.314412	12.535535	21.53%	0
2016	9.822227	10.314412	5.01%	0
2015	10.234814	9.822227	-4.03%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.472391	9.550869	0.83%	0
2016	9.330147	9.472391	1.52%	0
2015	9.836826	9.330147	-5.15%	0
2014	9.791882	9.836826	0.46%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.108719	11.845765	17.18%	0
2016	9.158748	10.108719	10.37%	0
2015*	10.000000	9.158748	-8.41%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	10.880022	11.507341	5.77%	0
2016	9.285144	10.880022	17.18%	0
2015*	10.000000	9.285144	-7.15%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.467123	10.372205	9.56%	0
2016	9.379093	9.467123	0.94%	0
2015	9.820393	9.379093	-4.49%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	10.853711	13.261131	22.18%	0
2016	10.957300	10.853711	-0.95%	0
2015	11.269438	10.957300	-2.77%	0
2014	11.374007	11.269438	-0.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.029045	12.495558	13.30%	0
2016*	10.000000	11.029045	10.29%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	11.299073	12.495707	10.59%	0
2016	11.191823	11.299073	0.96%	0
2015	11.624723	11.191823	-3.72%	0
2014	11.726884	11.624723	-0.87%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.560547	10.667382	11.58%	0
2016	9.259708	9.560547	3.25%	0
2015	9.916857	9.259708	-6.63%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.781914	9.818664	0.38%	0
2016*	10.000000	9.781914	-2.18%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.016855	0.17%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.107658	1.08%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.301184	5.233967	-1.27%	0
2016	4.865781	5.301184	8.95%	0
2015	6.680101	4.865781	-27.16%	0
2014	8.277220	6.680101	-19.30%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.453012	12.814376	11.89%	0
2016	10.221978	11.453012	12.04%	0
2015	10.782383	10.221978	-5.20%	0
2014*	10.000000	10.782383	7.82%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.051886	10.112745	0.61%	0
2016	9.486676	10.051886	5.96%	0
2015*	10.000000	9.486676	-5.13%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	11.002442	12.171380	10.62%	0
2016	11.000334	11.002442	0.02%	0
2015	11.318246	11.000334	-2.81%	0
2014	11.027563	11.318246	2.64%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.333688	11.670135	12.93%	0
2016*	10.000000	10.333688	3.34%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.517072	11.522678	9.56%	0
2016	9.186698	10.517072	14.48%	0
2015*	10.000000	9.186698	-8.13%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.152562	12.648657	13.41%	0
2016*	10.000000	11.152562	11.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	9.943884	13.038605	31.12%	0
2016	10.168382	9.943884	-2.21%	0
2015*	10.000000	10.168382	1.68%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.019724	10.418694	3.98%	0
2016	9.023627	10.019724	11.04%	0
2015*	10.000000	9.023627	-9.76%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.878227	9.990847	1.14%	0
2016*	10.000000	9.878227	-1.22%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.100533	1.01%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	9.881878	10.336073	4.60%	0
2016	9.406333	9.881878	5.06%	0
2015	9.863309	9.406333	-4.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.393174	14.586299	8.91%	0
2016	12.167111	13.393174	10.08%	0
2015	13.340126	12.167111	-8.79%	0
2014	13.337531	13.340126	0.02%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	10.655822	11.366136	6.67%	0
2016	9.608756	10.655822	10.90%	0
2015	10.630458	9.608756	-9.61%	0
2014	10.448772	10.630458	1.74%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	11.890758	12.559047	5.62%	0
2016	10.899017	11.890758	9.10%	0
2015	11.631877	10.899017	-6.30%	0
2014	11.314902	11.631877	2.80%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.325798	9.244712	-0.87%	0
2016	9.315047	9.325798	0.12%	0
2015*	10.000000	9.315047	-6.85%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.625917	10.589496	10.01%	0
2016	9.485874	9.625917	1.48%	0
2015	10.356648	9.485874	-8.41%	0
2014	10.245290	10.356648	1.09%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.449257	9.305505	-1.52%	0
2016	9.623257	9.449257	-1.81%	0
2015	9.951625	9.623257	-3.30%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	5.635034	5.957833	5.73%	0
2016	6.797654	5.635034	-17.10%	0
2015	7.099768	6.797654	-4.26%	0
2014	6.513431	7.099768	9.00%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	9.684498	10.817982	11.70%	0
2016	9.892776	9.684498	-2.11%	0
2015	10.045931	9.892776	-1.52%	0
2014	10.049157	10.045931	-0.03%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	7.634106	7.697582	0.83%	0
2016	7.887535	7.634106	-3.21%	0
2015	7.963350	7.887535	-0.95%	0
2014	7.823968	7.963350	1.78%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.362744	10.427519	0.63%	0
2016	9.814516	10.362744	5.59%	0
2015	10.019072	9.814516	-2.04%	0
2014	10.062783	10.019072	-0.43%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.351860	11.057878	6.82%	0
2016	9.544609	10.351860	8.46%	0
2015	10.266362	9.544609	-7.03%	0
2014	9.986445	10.266362	2.80%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	10.238876	11.777830	15.03%	0
2016	10.805132	10.238876	-5.24%	0
2015	12.122627	10.805132	-10.87%	0
2014	13.158380	12.122627	-7.87%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.254112	10.261795	24.32%	0
2016	7.026625	8.254112	17.47%	0
2015	9.038281	7.026625	-22.26%	0
2014	9.745913	9.038281	-7.26%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	9.736043	10.267022	5.45%	0
2016	8.677834	9.736043	12.19%	0
2015	9.500824	8.677834	-8.66%	0
2014	9.919249	9.500824	-4.22%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.877187	9.977474	1.02%	0
2016*	10.000000	9.877187	-1.23%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.825468	11.750414	8.54%	0
2016*	10.000000	10.825468	8.25%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	10.421468	11.208625	7.55%	0
2016	10.110557	10.421468	3.08%	0
2015	10.662044	10.110557	-5.17%	0
2014	10.516852	10.662044	1.38%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	10.745845	11.452974	6.58%	0
2016	9.991637	10.745845	7.55%	0
2015	10.396435	9.991637	-3.89%	0
2014	10.390130	10.396435	0.06%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.838470	10.769041	9.46%	0
2016	8.798874	9.838470	11.82%	0
2015	10.506736	8.798874	-16.25%	0
2014*	10.000000	10.506736	5.07%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	11.028815	11.767659	6.70%	0
2016	10.996317	11.028815	0.30%	0
2015	11.469988	10.996317	-4.13%	0
2014	10.359331	11.469988	10.72%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.133202	11.428811	12.79%	0
2016	9.876356	10.133202	2.60%	0
2015	10.865189	9.876356	-9.10%	0
2014	10.953812	10.865189	-0.81%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.245305	14.916668	12.62%	0
2016	12.494314	13.245305	6.01%	0
2015	12.722434	12.494314	-1.79%	0
2014	12.460375	12.722434	2.10%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.992667	11.510240	15.19%	0
2016*	10.000000	9.992667	-0.07%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.248074	10.640512	3.83%	0
2016	9.230325	10.248074	11.03%	0
2015	9.745486	9.230325	-5.29%	0
2014*	10.000000	9.745486	-2.55%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.903341	13.230121	21.34%	0
2016*	10.000000	10.903341	9.03%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.741374	9.769902	0.29%	0
2016	9.794537	9.741374	-0.54%	0
2015	10.057256	9.794537	-2.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	14.097246	16.425334	16.51%	0
2016	13.376015	14.097246	5.39%	0
2015	13.999863	13.376015	-4.46%	0
2014	13.776276	13.999863	1.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.067312	13.150851	8.98%	0
2016	11.693329	12.067312	3.20%	0
2015	12.152773	11.693329	-3.78%	0
2014	11.981539	12.152773	1.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.086434	14.739327	12.63%	0
2016	12.537481	13.086434	4.38%	0
2015	13.065671	12.537481	-4.04%	0
2014	12.832351	13.065671	1.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.579045	10.943154	3.44%	0
2016	10.397713	10.579045	1.74%	0
2015	10.770803	10.397713	-3.46%	0
2014	10.717775	10.770803	0.49%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	9.749965	10.882842	11.62%	0
2016	9.497160	9.749965	2.66%	0
2015	10.203935	9.497160	-6.93%	0
2014	10.260582	10.203935	-0.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.699388	11.111793	14.56%	0
2016	9.389563	9.699388	3.30%	0
2015	10.150134	9.389563	-7.49%	0
2014	10.332465	10.150134	-1.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.588040	13.953131	10.84%	0
2016	12.125801	12.588040	3.81%	0
2015	12.603079	12.125801	-3.79%	0
2014	12.393093	12.603079	1.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.427981	15.419670	14.83%	0
2016	12.832469	13.427981	4.64%	0
2015	13.397395	12.832469	-4.22%	0
2014	13.175240	13.397395	1.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.619540	12.418085	6.87%	0
2016	11.271151	11.619540	3.09%	0
2015	11.714698	11.271151	-3.79%	0
2014	11.573500	11.714698	1.22%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	9.999639	10.091760	0.92%	0
2016	9.949690	9.999639	0.50%	0
2015	10.284254	9.949690	-3.25%	0
2014	10.082857	10.284254	2.00%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.915801	13.661832	14.65%	0
2016	10.999242	11.915801	8.33%	0
2015	11.679287	10.999242	-5.82%	0
2014	11.645247	11.679287	0.29%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.395929	12.616553	10.71%	0
2016	10.772585	11.395929	5.79%	0
2015	11.275884	10.772585	-4.46%	0
2014	11.383162	11.275884	-0.94%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.181705	11.260188	37.63%	0
2016	7.809698	8.181705	4.76%	0
2015	9.559942	7.809698	-18.31%	0
2014*	10.000000	9.559942	-4.40%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.578349	9.509830	-0.72%	0
2016	9.775946	9.578349	-2.02%	0
2015	10.063360	9.775946	-2.86%	0
2014*	10.000000	10.063360	0.63%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.214990	8.006947	-2.53%	0
2016	8.446477	8.214990	-2.74%	0
2015	8.685322	8.446477	-2.75%	0
2014	8.930920	8.685322	-2.75%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.181039	11.151508	21.46%	0
2016	9.353613	9.181039	-1.84%	0
2015	9.711361	9.353613	-3.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.505704	12.100760	15.18%	0
2016	9.867665	10.505704	6.47%	0
2015	10.249029	9.867665	-3.72%	0
2014*	10.000000	10.249029	2.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.190670	11.014438	8.08%	0
2016	9.856782	10.190670	3.39%	0
2015	10.153153	9.856782	-2.92%	0
2014*	10.000000	10.153153	1.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.368442	11.577490	11.66%	0
2016	9.894983	10.368442	4.78%	0
2015	10.229221	9.894983	-3.27%	0
2014*	10.000000	10.229221	2.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	9.945280	10.222212	2.78%	0
2016	9.807539	9.945280	1.40%	0
2015	10.058262	9.807539	-2.49%	0
2014*	10.000000	10.058262	0.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	9.870230	10.946528	10.90%	0
2016	9.600559	9.870230	2.81%	0
2015	10.202786	9.600559	-5.90%	0
2014	10.239837	10.202786	-0.36%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	9.904962	11.267520	13.76%	0
2016	9.522363	9.904962	4.02%	0
2015	10.194896	9.522363	-6.60%	0
2014	10.304556	10.194896	-1.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.318926	11.333335	9.83%	0
2016	9.902540	10.318926	4.20%	0
2015	10.216773	9.902540	-3.08%	0
2014*	10.000000	10.216773	2.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.409790	11.812998	13.48%	0
2016	9.866485	10.409790	5.51%	0
2015	10.220105	9.866485	-3.46%	0
2014*	10.000000	10.220105	2.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.142943	10.773488	6.22%	0
2016	9.866268	10.142943	2.80%	0
2015	10.148373	9.866268	-2.78%	0
2014*	10.000000	10.148373	1.48%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.165895	12.563576	23.59%	0
2016*	10.000000	10.165895	1.66%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.206754	12.619365	12.60%	0
2016	9.579132	11.206754	16.99%	0
2015	10.106140	9.579132	-5.21%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.562406	9.889013	3.42%	0
2016	9.049525	9.562406	5.67%	0
2015	9.582425	9.049525	-5.56%	0
2014	9.485015	9.582425	1.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	11.288386	13.782558	22.10%	0
2016	11.900891	11.288386	-5.15%	0
2015	12.318144	11.900891	-3.39%	0
2014	12.840138	12.318144	-4.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.382660	9.990109	19.18%	0
2016	8.210077	8.382660	2.10%	0
2015	8.919129	8.210077	-7.95%	0
2014*	10.000000	8.919129	-10.81%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	15.797747	19.955599	26.32%	0
2016	15.926266	15.797747	-0.81%	0
2015	15.879656	15.926266	0.29%	0
2014	14.824264	15.879656	7.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.849794	17.629157	11.23%	0
2016	14.043360	15.849794	12.86%	0
2015	14.954481	14.043360	-6.09%	0
2014	13.948574	14.954481	7.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	15.661866	19.424931	24.03%	0
2016	15.184015	15.661866	3.15%	0
2015	15.667629	15.184015	-3.09%	0
2014	15.532954	15.667629	0.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.619331	20.614918	10.72%	0
2016	16.279993	18.619331	14.37%	0
2015	17.237850	16.279993	-5.56%	0
2014	15.147161	17.237850	13.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.281276	13.706830	21.50%	0
2016	10.709935	11.281276	5.33%	0
2015	10.930184	10.709935	-2.02%	0
2014*	10.000000	10.930184	9.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	11.908401	12.631560	6.07%	0
2016	9.722734	11.908401	22.48%	0
2015	10.638444	9.722734	-8.61%	0
2014*	10.000000	10.638444	6.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	11.795247	13.019099	10.38%	0
2016	9.873434	11.795247	19.46%	0
2015	10.321461	9.873434	-4.34%	0
2014*	10.000000	10.321461	3.21%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.465724	13.440072	17.22%	0
2016	10.583604	11.465724	8.33%	0
2015	10.782058	10.583604	-1.84%	0
2014*	10.000000	10.782058	7.82%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.038713	11.395603	3.23%	0
2016	10.589808	11.038713	4.24%	0
2015	11.542673	10.589808	-8.26%	0
2014	9.228811	11.542673	25.07%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	10.783530	12.745952	18.20%	0
2016	9.929303	10.783530	8.60%	0
2015	10.092697	9.929303	-1.62%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.122429	9.012359	-1.21%	0
2016	9.151636	9.122429	-0.32%	0
2015	9.442655	9.151636	-3.08%	0
2014	9.661946	9.442655	-2.27%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.082697	12.307379	11.05%	0
2016	9.427530	11.082697	17.56%	0
2015	10.191736	9.427530	-7.50%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	8.940679	9.276503	3.76%	0
2016	9.252441	8.940679	-3.37%	0
2015	10.021237	9.252441	-7.67%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.384551	10.071883	7.32%	0
2016	8.834996	9.384551	6.22%	0
2015	9.805825	8.834996	-9.90%	0
2014	10.113091	9.805825	-3.04%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	9.779287	9.783917	0.05%	0
2016	8.883098	9.779287	10.09%	0
2015	9.437210	8.883098	-5.87%	0
2014	9.569896	9.437210	-1.39%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	9.543449	9.478071	-0.69%	0
2016	9.401605	9.543449	1.51%	0
2015	9.916211	9.401605	-5.19%	0
2014	10.307554	9.916211	-3.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	10.996596	14.579713	32.58%	0
2016	11.324515	10.996596	-2.90%	0
2015	11.232283	11.324515	0.82%	0
2014	11.317246	11.232283	-0.75%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.723043	10.721595	10.27%	0
2016	8.854474	9.723043	9.81%	0
2015	10.026169	8.854474	-11.69%	0
2014	10.263033	10.026169	-2.31%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	5.913281	5.868814	-0.75%	0
2016	5.292874	5.913281	11.72%	0
2015	7.321762	5.292874	-27.71%	0
2014	9.251680	7.321762	-20.86%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	11.573412	12.356855	6.77%	0
2016	10.510950	11.573412	10.11%	0
2015	11.070002	10.510950	-5.05%	0
2014	11.225367	11.070002	-1.38%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	9.999309	-0.01%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.317269	10.034488	7.70%	0
2016	9.309708	9.317269	0.08%	0
2015	10.312963	9.309708	-9.73%	0
2014	10.572774	10.312963	-2.46%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.748020	10.288527	5.54%	0
2016	9.642755	9.748020	1.09%	0
2015	10.342982	9.642755	-6.77%	0
2014	10.410743	10.342982	-0.65%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	12.588860	13.041264	3.59%	0
2016	11.520599	12.588860	9.27%	0
2015	12.059718	11.520599	-4.47%	0
2014	12.012409	12.059718	0.39%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.278103	2.78%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.129874	8.990670	-1.52%	0
2016	9.266400	9.129874	-1.47%	0
2015	9.508576	9.266400	-2.55%	0
2014	9.704835	9.508576	-2.02%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.909097	10.101569	1.94%	0
2016	9.931938	9.909097	-0.23%	0
2015	10.178624	9.931938	-2.42%	0
2014	10.047724	10.178624	1.30%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.645214	9.840882	2.03%	0
2016	9.478078	9.645214	1.76%	0
2015	9.923516	9.478078	-4.49%	0
2014	9.912379	9.923516	0.11%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	12.481118	12.990846	4.08%	0
2016	11.278709	12.481118	10.66%	0
2015	12.110612	11.278709	-6.87%	0
2014	12.490052	12.110612	-3.04%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	13.146976	13.399480	1.92%	0
2016	12.401486	13.146976	6.01%	0
2015	12.732566	12.401486	-2.60%	0
2014	12.793372	12.732566	-0.48%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.104904	10.474509	29.24%	0
2016	8.280450	8.104904	-2.12%	0
2015	9.396120	8.280450	-11.87%	0
2014	9.815890	9.396120	-4.28%	0
ProFunds - ProFund VP Banks - Q/NQ
2017	15.495099	17.770685	14.69%	0
2016	12.928867	15.495099	19.85%	0
2015	13.352335	12.928867	-3.17%	0
2014	12.439099	13.352335	7.34%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	8.859990	10.595371	19.59%	0
2016	7.688216	8.859990	15.24%	0
2015	9.184497	7.688216	-16.29%	0
2014	9.287699	9.184497	-1.11%	0
ProFunds - ProFund VP Bear - Q/NQ
2017	2.974705	2.373301	-20.22%	0
2016	3.517820	2.974705	-15.44%	0
2015	3.804643	3.517820	-7.54%	0
2014	4.562326	3.804643	-16.61%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	21.625891	25.774289	19.18%	0
2016	26.307968	21.625891	-17.80%	0
2015	26.187687	26.307968	0.46%	0
2014	20.757261	26.187687	26.16%	0
ProFunds - ProFund VP Bull - Q/NQ
2017	15.622815	18.133484	16.07%	0
2016	14.648227	15.622815	6.65%	0
2015	15.131783	14.648227	-3.20%	0
2014	13.958793	15.131783	8.40%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	14.417115	16.132795	11.90%	0
2016	14.316376	14.417115	0.70%	0
2015	14.132804	14.316376	1.30%	0
2014	13.184044	14.132804	7.20%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	17.389165	20.018807	15.12%	0
2016	17.161240	17.389165	1.33%	0
2015	16.856053	17.161240	1.81%	0
2014	15.412204	16.856053	9.37%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	6.544974	8.482754	29.61%	0
2016	6.062072	6.544974	7.97%	0
2015	7.543457	6.062072	-19.64%	0
2014	8.031602	7.543457	-6.08%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	10.069042	11.723355	16.43%	0
2016	9.603077	10.069042	4.85%	0
2015	11.080096	9.603077	-13.33%	0
2014	12.472023	11.080096	-11.16%	0
ProFunds - ProFund VP Financials - Q/NQ
2017	15.061938	17.313590	14.95%	0
2016	13.429313	15.061938	12.16%	0
2015	14.018615	13.429313	-4.20%	0
2014	12.765972	14.018615	9.81%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	16.916420	19.894111	17.60%	0
2016	18.128289	16.916420	-6.68%	0
2015	17.749341	18.128289	2.13%	0
2014	14.754397	17.749341	20.30%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2017	14.426297	17.173420	19.04%	0
2016	12.618898	14.426297	14.32%	0
2015	13.435309	12.618898	-6.08%	0
2014	13.085452	13.435309	2.67%	0
ProFunds - ProFund VP International - Q/NQ
2017	9.484311	11.234876	18.46%	0
2016	9.842866	9.484311	-3.64%	0
2015	10.490856	9.842866	-6.18%	0
2014	11.739470	10.490856	-10.64%	0
ProFunds - ProFund VP Internet - Q/NQ
2017	17.001426	22.496629	32.32%	0
2016	16.564910	17.001426	2.64%	0
2015	14.152754	16.564910	17.04%	0
2014	14.391604	14.152754	-1.66%	0
ProFunds - ProFund VP Japan - Q/NQ
2017	12.174290	14.025265	15.20%	0
2016	12.466070	12.174290	-2.34%	0
2015	12.114820	12.466070	2.90%	0
2014	12.068077	12.114820	0.39%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	18.916676	23.986003	26.80%	0
2016	18.478822	18.916676	2.37%	0
2015	17.683111	18.478822	4.50%	0
2014	15.540259	17.683111	13.79%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	10.267764	9.669188	-5.83%	0
2016	8.501341	10.267764	20.78%	0
2015	11.408516	8.501341	-25.48%	0
2014	13.161753	11.408516	-13.32%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	15.821066	16.980914	7.33%	0
2016	16.898200	15.821066	-6.37%	0
2015	16.636880	16.898200	1.57%	0
2014	14.332458	16.636880	16.08%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	3.013355	3.085420	2.39%	0
2016	1.988410	3.013355	51.55%	0
2015	3.045191	1.988410	-34.70%	0
2014	4.113104	3.045191	-25.96%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Real Estate - Q/NQ
2017	12.425615	13.057688	5.09%	0
2016	12.084118	12.425615	2.83%	0
2015	12.385668	12.084118	-2.43%	0
2014	10.187160	12.385668	21.58%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.252566	2.786722	-14.32%	0
2016	3.526341	3.252566	-7.76%	0
2015	3.684552	3.526341	-4.29%	0
2014	5.432735	3.684552	-32.18%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	16.199917	21.357998	31.84%	0
2016	13.042713	16.199917	24.21%	0
2015	13.808660	13.042713	-5.55%	0
2014	10.554495	13.808660	30.83%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.077535	4.265015	-29.82%	0
2016	7.460684	6.077535	-18.54%	0
2015	6.879166	7.460684	8.45%	0
2014	7.287126	6.879166	-5.60%	0
ProFunds - ProFund VP Short International - Q/NQ
2017	4.274627	3.299424	-22.81%	0
2016	4.670624	4.274627	-8.48%	0
2015	4.991475	4.670624	-6.43%	0
2014	4.992837	4.991475	-0.03%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.351137	1.709321	-27.30%	0
2016	2.687859	2.351137	-12.53%	0
2015	3.178511	2.687859	-15.44%	0
2014	4.054247	3.178511	-21.60%	0
ProFunds - ProFund VP Technology - Q/NQ
2017	14.993990	19.714040	31.48%	0
2016	13.722902	14.993990	9.26%	0
2015	13.779876	13.722902	-0.41%	0
2014	11.996248	13.779876	14.87%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	13.298119	12.658764	-4.81%	0
2016	11.238981	13.298119	18.32%	0
2015	11.383525	11.238981	-1.27%	0
2014	11.639623	11.383525	-2.20%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	13.272565	14.133196	6.48%	0
2016	13.688972	13.272565	-3.04%	0
2015	14.917537	13.688972	-8.24%	0
2014	11.246441	14.917537	32.64%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	37.825275	61.928049	63.72%	0
2016	35.804415	37.825275	5.64%	0
2015	32.408096	35.804415	10.48%	0
2014	24.531922	32.408096	32.11%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.605155	0.324052	-46.45%	0
2016	0.779848	0.605155	-22.40%	0
2015	1.087470	0.779848	-28.29%	0
2014	1.740583	1.087470	-37.52%	0
ProFunds - ProFund VP Utilities - Q/NQ
2017	14.334978	15.425232	7.61%	0
2016	12.808053	14.334978	11.92%	0
2015	14.071196	12.808053	-8.98%	0
2014	11.493787	14.071196	22.42%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2017	5.894009	6.448041	9.40%	0
2016	4.762315	5.894009	23.76%	0
2015	5.147209	4.762315	-7.48%	0
2014	5.117797	5.147209	0.57%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	12.023587	14.200648	18.11%	0
2016	9.447067	12.023587	27.27%	0
2015	11.746339	9.447067	-19.57%	0
2014	12.302072	11.746339	-4.52%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	21.954839	27.639154	25.89%	0
2016	28.098923	21.954839	-21.87%	0
2015	26.636694	28.098923	5.49%	0
2014	20.640829	26.636694	29.05%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	2.245635	2.280799	1.57%	0
2016	2.091407	2.245635	7.37%	0
2015	3.248809	2.091407	-35.63%	0
2014	5.062668	3.248809	-35.83%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	20.342993	22.066135	8.47%	0
2016	19.841713	20.342993	2.53%	0
2015	19.207546	19.841713	3.30%	0
2014	17.536309	19.207546	9.53%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	19.303757	29.761658	54.18%	0
2016	15.183195	19.303757	27.14%	0
2015	16.300076	15.183195	-6.85%	0
2014	14.349798	16.300076	13.59%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	11.059880	14.097903	27.47%	0
2016	9.145677	11.059880	20.93%	0
2015	9.210571	9.145677	-0.70%	0
2014	7.654053	9.210571	20.34%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2017	8.387083	7.646029	-8.84%	0
2016	6.564525	8.387083	27.76%	0
2015	9.674715	6.564525	-32.15%	0
2014	12.225649	9.674715	-20.87%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	6.172204	4.883703	-20.88%	0
2016	5.153267	6.172204	19.77%	0
2015	7.758819	5.153267	-33.58%	0
2014	11.291579	7.758819	-31.29%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	5.454311	6.822059	25.08%	0
2016	5.939491	5.454311	-8.17%	0
2015	6.580444	5.939491	-9.74%	0
2014	7.732524	6.580444	-14.90%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	7.984134	8.974620	12.41%	0
2016	7.087548	7.984134	12.65%	0
2015	7.590589	7.087548	-6.63%	0
2014	6.933057	7.590589	9.48%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	13.215667	14.090992	6.62%	0
2016	13.634536	13.215667	-3.07%	0
2015	14.772957	13.634536	-7.71%	0
2014	11.280758	14.772957	30.96%	5,197

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	16.338543	19.523148	19.49%	0
2016	18.603274	16.338543	-12.17%	0
2015	18.300395	18.603274	1.66%	0
2014	15.100134	18.300395	21.19%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.433252	10.843863	3.94%	0
2016	9.610811	10.433252	8.56%	0
2015	9.953247	9.610811	-3.44%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2017	17.620876	22.958118	30.29%	0
2016	17.347544	17.620876	1.58%	0
2015	16.462078	17.347544	5.38%	0
2014	16.602820	16.462078	-0.85%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.560920	0.333022	-40.63%	0
2016	0.819800	0.560920	-31.58%	0
2015	0.916641	0.819800	-10.56%	0
2014	1.204822	0.916641	-23.92%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.959493	2.622514	-11.39%	0
2016	3.135152	2.959493	-5.60%	0
2015	3.263526	3.135152	-3.93%	0
2014	4.469258	3.263526	-26.98%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.831948	1.540333	-15.92%	0
2016	2.329263	1.831948	-21.35%	0
2015	2.422390	2.329263	-3.84%	0
2014	2.816467	2.422390	-13.99%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	1.522474	1.115576	-26.73%	0
2016	1.729388	1.522474	-11.96%	0
2015	2.041033	1.729388	-15.27%	0
2014	2.579320	2.041033	-20.87%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.706341	1.435690	-15.86%	0
2016	2.200847	1.706341	-22.47%	0
2015	2.260799	2.200847	-2.65%	0
2014	2.550400	2.260799	-11.36%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	2.367672	1.903181	-19.62%	0
2016	2.766648	2.367672	-14.42%	0
2015	2.976892	2.766648	-7.06%	0
2014	3.578332	2.976892	-16.81%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	9.281441	13.567815	46.18%	0
2016	8.766031	9.281441	5.88%	0
2015	8.048394	8.766031	8.92%	0
2014	9.783756	8.048394	-17.74%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	15.821701	18.482618	16.82%	0
2016	14.847717	15.821701	6.56%	0
2015	15.221390	14.847717	-2.45%	0
2014	14.561689	15.221390	4.53%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	17.634314	21.000520	19.09%	0
2016	13.985650	17.634314	26.09%	0
2015	15.218589	13.985650	-8.10%	0
2014	13.980454	15.218589	8.86%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	32.531049	53.626557	64.85%	0
2016	30.519150	32.531049	6.59%	0
2015	27.377522	30.519150	11.48%	0
2014	20.612190	27.377522	32.82%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	20.540248	26.194470	27.53%	0
2016	19.927472	20.540248	3.08%	0
2015	18.930800	19.927472	5.26%	0
2014	16.574332	18.930800	14.22%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2017	15.447124	19.798496	28.17%	0
2016	13.724775	15.447124	12.55%	0
2015	14.215028	13.724775	-3.45%	0
2014	12.325887	14.215028	15.33%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	4.621349	4.813019	4.15%	0
2016	2.870711	4.621349	60.98%	0
2015	4.239745	2.870711	-32.29%	0
2014	5.274897	4.239745	-19.62%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	10.758525	11.159841	3.73%	0
2016	10.042284	10.758525	7.13%	0
2015	10.593713	10.042284	-5.21%	0
2014	9.001949	10.593713	17.68%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	14.967398	16.423423	9.73%	0
2016	15.343324	14.967398	-2.45%	0
2015	15.989493	15.343324	-4.04%	0
2014	15.131864	15.989493	5.67%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	13.944635	16.276747	16.72%	0
2016	10.993933	13.944635	26.84%	0
2015	12.433455	10.993933	-11.58%	0
2014	12.259448	12.433455	1.42%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	15.780164	22.022630	39.56%	0
2016	13.475516	15.780164	17.10%	0
2015	14.090432	13.475516	-4.36%	0
2014	11.623167	14.090432	21.23%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	16.297425	19.717511	20.99%	0
2016	16.336010	16.297425	-0.24%	0
2015	16.618453	16.336010	-1.70%	0
2014	15.200475	16.618453	9.33%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	14.985704	16.886903	12.69%	0
2016	13.124816	14.985704	14.18%	0
2015	14.893011	13.124816	-11.87%	0
2014	13.803556	14.893011	7.89%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	16.624921	19.202828	15.51%	0
2016	16.644468	16.624921	-0.12%	0
2015	16.892246	16.644468	-1.47%	0
2014	17.644034	16.892246	-4.26%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	14.604863	16.072018	10.05%	0
2016	11.650907	14.604863	25.35%	0
2015	13.593362	11.650907	-14.29%	0
2014	13.097191	13.593362	3.79%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	16.055300	18.126427	12.90%	0
2016	13.908317	16.055300	15.44%	0
2015	14.355231	13.908317	-3.11%	0
2014	14.761316	14.355231	-2.75%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	13.255448	12.856109	-3.01%	0
2016	10.345516	13.255448	28.13%	0
2015	12.304686	10.345516	-15.92%	0
2014	12.488767	12.304686	-1.47%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	6.547261	5.243801	-19.91%	0
2016	6.291357	6.547261	4.07%	0
2015	5.707224	6.291357	10.23%	0
2014	4.773829	5.707224	19.55%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2017	13.398027	17.282884	29.00%	0
2016	12.402488	13.398027	8.03%	0
2015	12.612827	12.402488	-1.67%	0
2014	11.763128	12.612827	7.22%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	8.429412	8.678108	2.95%	0
2016	7.382250	8.429412	14.18%	0
2015	8.138637	7.382250	-9.29%	0
2014	8.155508	8.138637	-0.21%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	14.287379	16.955469	18.67%	0
2016	12.726859	14.287379	12.26%	0
2015	15.232684	12.726859	-16.45%	0
2014	12.755049	15.232684	19.42%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	14.835003	16.017684	7.97%	0
2016	13.110992	14.835003	13.15%	0
2015	14.553168	13.110992	-9.91%	0
2014	12.176824	14.553168	19.52%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	4.961865	5.757853	16.04%	0
2016	5.588649	4.961865	-11.22%	0
2015	6.909548	5.588649	-19.12%	0
2014	9.099064	6.909548	-24.06%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.497869	9.474247	-0.25%	0
2016	9.532867	9.497869	-0.37%	0
2015	9.892011	9.532867	-3.63%	0
2014	10.033838	9.892011	-1.41%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.694115	6.94%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	5.859029	5.601607	-4.39%	0
2016	4.191914	5.859029	39.77%	0
2015	6.477124	4.191914	-35.28%	0
2014	8.233472	6.477124	-21.33%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	11.620261	13.053887	12.34%	0
2016	11.451341	11.620261	1.48%	0
2015	11.636722	11.451341	-1.59%	0
2014	11.183019	11.636722	4.06%	0
2013	9.899989	11.183019	12.96%	0
2012	8.988780	9.899989	10.14%	0
2011*	10.000000	8.988780	-10.11%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.279426	8.939979	-3.66%	0
2016	6.783426	9.279426	36.80%	0
2015	11.248900	6.783426	-39.70%	0
2014	10.346584	11.248900	8.72%	0
2013*	10.000000	10.346584	3.47%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.291747	12.495170	21.41%	0
2016	9.810713	10.291747	4.90%	0
2015	10.233342	9.810713	-4.13%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.417352	9.485644	0.73%	0
2016	9.285469	9.417352	1.42%	0
2015	9.799796	9.285469	-5.25%	0
2014	9.765064	9.799796	0.36%	0
2013	10.982893	9.765064	-11.09%	0
2012	10.528262	10.982893	4.32%	0
2011*	10.000000	10.528262	5.28%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.091408	11.813365	17.06%	0
2016	9.152445	10.091408	10.26%	0
2015*	10.000000	9.152445	-8.48%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	10.861386	11.475856	5.66%	0
2016	9.278755	10.861386	17.06%	0
2015*	10.000000	9.278755	-7.21%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.446331	10.338824	9.45%	0
2016	9.368101	9.446331	0.84%	0
2015	9.818982	9.368101	-4.59%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	10.812866	13.197699	22.06%	0
2016	10.927266	10.812866	-1.05%	0
2015	11.250116	10.927266	-2.87%	0
2014	11.366200	11.250116	-1.02%	0
2013*	10.000000	11.366200	13.66%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.021544	12.474250	13.18%	0
2016*	10.000000	11.021544	10.22%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	11.221902	12.397647	10.48%	0
2016	11.126806	11.221902	0.85%	0
2015	11.569100	11.126806	-3.82%	0
2014	11.682778	11.569100	-0.97%	0
2013	10.510284	11.682778	11.16%	0
2012	9.838735	10.510284	6.83%	0
2011	10.509324	9.838735	-6.38%	0
2010*	10.000000	10.509324	5.09%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.539556	10.633055	11.46%	0
2016	9.248851	9.539556	3.14%	0
2015	9.915433	9.248851	-6.72%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.775272	9.801928	0.27%	0
2016*	10.000000	9.775272	-2.25%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2017*	10.000000	10.010025	0.10%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.100763	1.01%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.264960	5.192869	-1.37%	0
2016	4.837492	5.264960	8.84%	0
2015	6.648114	4.837492	-27.24%	0
2014	8.246076	6.648114	-19.38%	0
2013	9.459658	8.246076	-12.83%	0
2012	9.946267	9.459658	-4.89%	0
2011	11.720241	9.946267	-15.14%	0
2010*	10.000000	11.720241	17.20%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.421645	12.766176	11.77%	0
2016	10.204450	11.421645	11.93%	0
2015	10.774972	10.204450	-5.29%	0
2014*	10.000000	10.774972	7.75%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.034642	10.085045	0.50%	0
2016	9.480135	10.034642	5.85%	0
2015*	10.000000	9.480135	-5.20%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	10.938531	12.088283	10.51%	0
2016	10.947661	10.938531	-0.08%	0
2015	11.275659	10.947661	-2.91%	0
2014	10.997366	11.275659	2.53%	0
2013	9.814444	10.997366	12.05%	0
2012	9.001652	9.814444	9.03%	0
2011*	10.000000	9.001652	-9.98%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.326658	11.650246	12.82%	0
2016*	10.000000	10.326658	3.27%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.499035	11.491127	9.45%	0
2016	9.180348	10.499035	14.36%	0
2015*	10.000000	9.180348	-8.20%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.144978	12.627107	13.30%	0
2016*	10.000000	11.144978	11.45%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	9.926838	13.002928	30.99%	0
2016	10.161364	9.926838	-2.31%	0
2015*	10.000000	10.161364	1.61%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	10.002531	10.390149	3.88%	0
2016	9.017394	10.002531	10.92%	0
2015*	10.000000	9.017394	-9.83%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	9.871509	9.973812	1.04%	0
2016*	10.000000	9.871509	-1.28%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017*	10.000000	10.093641	0.94%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	9.860187	10.302811	4.49%	0
2016	9.395322	9.860187	4.95%	0
2015	9.861898	9.395322	-4.73%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.301690	14.471811	8.80%	0
2016	12.096411	13.301690	9.96%	0
2015	13.276289	12.096411	-8.89%	0
2014	13.287370	13.276289	-0.08%	0
2013	11.050247	13.287370	20.25%	0
2012	9.862906	11.050247	12.04%	0
2011	10.310665	9.862906	-4.34%	0
2010*	10.000000	10.310665	3.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	10.615710	11.311741	6.56%	0
2016	9.582401	10.615710	10.78%	0
2015	10.612226	9.582401	-9.70%	0
2014	10.441587	10.612226	1.63%	0
2013*	10.000000	10.441587	4.42%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	11.845989	12.498938	5.51%	0
2016	10.869139	11.845989	8.99%	0
2015	11.611940	10.869139	-6.40%	0
2014	11.307137	11.611940	2.70%	0
2013*	10.000000	11.307137	13.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.309836	9.219411	-0.97%	0
2016	9.308645	9.309836	0.01%	0
2015*	10.000000	9.308645	-6.91%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.594929	10.544592	9.90%	0
2016	9.465043	9.594929	1.37%	0
2015	10.344551	9.465043	-8.50%	0
2014	10.243850	10.344551	0.98%	0
2013*	10.000000	10.243850	2.44%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.428503	9.275546	-1.62%	0
2016	9.611977	9.428503	-1.91%	0
2015	9.950191	9.611977	-3.40%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	5.588567	5.902646	5.62%	0
2016	6.748526	5.588567	-17.19%	0
2015	7.055702	6.748526	-4.35%	0
2014	6.479654	7.055702	8.89%	0
2013	6.501431	6.479654	-0.33%	0
2012	7.537247	6.501431	-13.74%	0
2011	8.490386	7.537247	-11.23%	0
2010	9.059786	8.490386	-6.28%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	9.676244	10.797680	11.59%	0
2016	9.894481	9.676244	-2.21%	0
2015	10.057996	9.894481	-1.63%	0
2014	10.071580	10.057996	-0.13%	0
2013	8.826102	10.071580	14.11%	0
2012	8.700163	8.826102	1.45%	0
2011	9.583826	8.700163	-9.22%	0
2010	8.870484	9.583826	8.04%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	7.488834	7.543358	0.73%	0
2016	7.745383	7.488834	-3.31%	0
2015	7.827882	7.745383	-1.05%	0
2014	7.698788	7.827882	1.68%	0
2013	7.795758	7.698788	-1.24%	0
2012	7.850368	7.795758	-0.70%	0
2011	7.815810	7.850368	0.44%	0
2010	7.576631	7.815810	3.16%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.323738	10.377612	0.52%	0
2016	9.787606	10.323738	5.48%	0
2015	10.001886	9.787606	-2.14%	0
2014	10.055863	10.001886	-0.54%	0
2013*	10.000000	10.055863	0.56%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.318559	11.011013	6.71%	0
2016	9.523660	10.318559	8.35%	0
2015	10.254370	9.523660	-7.13%	0
2014	9.985036	10.254370	2.70%	0
2013*	10.000000	9.985036	-0.15%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	10.168944	11.685410	14.91%	0
2016	10.742349	10.168944	-5.34%	0
2015	12.064595	10.742349	-10.96%	0
2014	13.108893	12.064595	-7.97%	0
2013	10.783237	13.108893	21.57%	0
2012	9.314170	10.783237	15.77%	0
2011	10.331427	9.314170	-9.85%	0
2010*	10.000000	10.331427	3.31%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.223026	10.212671	24.20%	0
2016	7.007343	8.223026	17.35%	0
2015	9.022782	7.007343	-22.34%	0
2014	9.739209	9.022782	-7.36%	0
2013*	10.000000	9.739209	-2.61%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	9.699424	10.217909	5.35%	0
2016	8.654065	9.699424	12.08%	0
2015	9.484544	8.654065	-8.76%	0
2014	9.912439	9.484544	-4.32%	0
2013*	10.000000	9.912439	-0.88%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.870473	9.960481	0.91%	0
2016*	10.000000	9.870473	-1.30%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2017	10.818115	11.730406	8.43%	0
2016*	10.000000	10.818115	8.18%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	10.360887	11.132051	7.44%	0
2016	10.062102	10.360887	2.97%	0
2015	10.621887	10.062102	-5.27%	0
2014	10.488024	10.621887	1.28%	0
2013	9.946028	10.488024	5.45%	0
2012	9.370425	9.946028	6.14%	0
2011*	10.000000	9.370425	-6.30%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	10.683416	11.374769	6.47%	0
2016	9.943780	10.683416	7.44%	0
2015	10.357285	9.943780	-3.99%	0
2014	10.361668	10.357285	-0.04%	0
2013	11.689310	10.361668	-11.36%	0
2012	10.208185	11.689310	14.51%	0
2011*	10.000000	10.208185	2.08%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.811508	10.728523	9.35%	0
2016	8.783765	9.811508	11.70%	0
2015	10.499507	8.783765	-16.34%	0
2014*	10.000000	10.499507	5.00%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	10.964717	11.687269	6.59%	0
2016	10.943632	10.964717	0.19%	0
2015	11.426788	10.943632	-4.23%	0
2014	10.330938	11.426788	10.61%	0
2013	10.361135	10.330938	-0.29%	0
2012	8.207875	10.361135	26.23%	0
2011*	10.000000	8.207875	-17.92%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	10.074361	11.350799	12.67%	0
2016	9.829073	10.074361	2.50%	0
2015	10.824306	9.829073	-9.19%	0
2014	10.923821	10.824306	-0.91%	0
2013	9.713938	10.923821	12.46%	0
2012	8.794954	9.713938	10.45%	0
2011*	10.000000	8.794954	-12.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.168344	14.814800	12.50%	0
2016	12.434472	13.168344	5.90%	0
2015	12.674536	12.434472	-1.89%	0
2014	12.426244	12.674536	2.00%	0
2013	10.374866	12.426244	19.77%	0
2012	9.229367	10.374866	12.41%	0
2011*	10.000000	9.229367	-7.71%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.985877	11.490634	15.07%	0
2016*	10.000000	9.985877	-0.14%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.219820	10.600297	3.72%	0
2016	9.214325	10.219820	10.91%	0
2015	9.738616	9.214325	-5.38%	0
2014*	10.000000	9.738616	-2.61%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	10.895930	13.207590	21.22%	0
2016*	10.000000	10.895930	8.96%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.719974	9.738443	0.19%	0
2016	9.783052	9.719974	-0.64%	0
2015	10.055809	9.783052	-2.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	14.000978	16.296458	16.40%	0
2016	13.298315	14.000978	5.28%	0
2015	13.932869	13.298315	-4.55%	0
2014	13.724464	13.932869	1.52%	0
2013	10.910853	13.724464	25.79%	0
2012	9.669678	10.910853	12.84%	0
2011	10.630958	9.669678	-9.04%	0
2010*	10.000000	10.630958	6.31%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.984966	13.047718	8.87%	0
2016	11.625446	11.984966	3.09%	0
2015	12.094662	11.625446	-3.88%	0
2014	11.936507	12.094662	1.32%	0
2013	10.715925	11.936507	11.39%	0
2012	9.932406	10.715925	7.89%	0
2011	10.362540	9.932406	-4.15%	0
2010*	10.000000	10.362540	3.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.997067	14.623672	12.52%	0
2016	12.464640	12.997067	4.27%	0
2015	13.003136	12.464640	-4.14%	0
2014	12.784086	13.003136	1.71%	0
2013	10.853155	12.784086	17.79%	0
2012	9.831051	10.853155	10.40%	0
2011	10.480203	9.831051	-6.19%	0
2010*	10.000000	10.480203	4.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.506815	10.857297	3.34%	0
2016	10.337324	10.506815	1.64%	0
2015	10.719270	10.337324	-3.56%	0
2014	10.677479	10.719270	0.39%	0
2013	10.474039	10.677479	1.94%	0
2012	10.029945	10.474039	4.43%	0
2011	10.179829	10.029945	-1.47%	0
2010*	10.000000	10.179829	1.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	9.718580	10.836697	11.50%	0
2016	9.476300	9.718580	2.56%	0
2015	10.192003	9.476300	-7.02%	0
2014	10.259137	10.192003	-0.65%	0
2013*	10.000000	10.259137	2.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.668148	11.064652	14.44%	0
2016	9.368942	9.668148	3.19%	0
2015	10.138270	9.368942	-7.59%	0
2014	10.331009	10.138270	-1.87%	0
2013*	10.000000	10.331009	3.31%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.502076	13.843646	10.73%	0
2016	12.055364	12.502076	3.71%	0
2015	12.542755	12.055364	-3.89%	0
2014	12.346480	12.542755	1.59%	0
2013	10.787835	12.346480	14.45%	0
2012	9.882565	10.787835	9.16%	0
2011	10.414808	9.882565	-5.11%	0
2010*	10.000000	10.414808	4.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.336290	15.298688	14.71%	0
2016	12.757922	13.336290	4.53%	0
2015	13.333279	12.757922	-4.32%	0
2014	13.125682	13.333279	1.58%	0
2013	10.871364	13.125682	20.74%	0
2012	9.766491	10.871364	11.31%	0
2011	10.545080	9.766491	-7.38%	0
2010*	10.000000	10.545080	5.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.540185	12.320634	6.76%	0
2016	11.205676	11.540185	2.99%	0
2015	11.658625	11.205676	-3.89%	26,332
2014	11.529972	11.658625	1.12%	26,332
2013	10.669107	11.529972	8.07%	26,332
2012	9.980429	10.669107	6.90%	26,332
2011	10.300405	9.980429	-3.11%	26,332
2010*	10.000000	10.300405	3.00%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	9.941550	10.022845	0.82%	0
2016	9.902057	9.941550	0.40%	0
2015	10.245555	9.902057	-3.35%	0
2014	10.055244	10.245555	1.89%	0
2013	10.566747	10.055244	-4.84%	0
2012	10.154693	10.566747	4.06%	0
2011*	10.000000	10.154693	1.55%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.867388	13.592372	14.54%	0
2016	10.965785	11.867388	8.22%	0
2015	11.655759	10.965785	-5.92%	0
2014	11.633745	11.655759	0.19%	0
2013*	10.000000	11.633745	16.34%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.349600	12.552396	10.60%	0
2016	10.739806	11.349600	5.68%	0
2015	11.253153	10.739806	-4.56%	0
2014	11.371909	11.253153	-1.04%	0
2013*	10.000000	11.371909	13.72%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.159148	11.217658	37.49%	0
2016	7.796161	8.159148	4.66%	0
2015	9.553199	7.796161	-18.39%	0
2014*	10.000000	9.553199	-4.47%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.551960	9.473909	-0.82%	0
2016	9.759019	9.551960	-2.12%	0
2015	10.056270	9.759019	-2.96%	0
2014*	10.000000	10.056270	0.56%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.155606	7.940912	-2.63%	0
2016	8.394026	8.155606	-2.84%	0
2015	8.640271	8.394026	-2.85%	0
2014	8.893741	8.640271	-2.85%	0
2013	9.154647	8.893741	-2.85%	0
2012	9.423949	9.154647	-2.86%	0
2011	9.699636	9.423949	-2.84%	0
2010	9.984169	9.699636	-2.85%	28,796
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.160874	11.115606	21.34%	0
2016	9.342652	9.160874	-1.95%	0
2015	9.709969	9.342652	-3.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.476761	12.055053	15.06%	0
2016	9.850572	10.476761	6.36%	0
2015	10.241810	9.850572	-3.82%	0
2014*	10.000000	10.241810	2.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.162600	10.972848	7.97%	0
2016	9.839711	10.162600	3.28%	0
2015	10.146009	9.839711	-3.02%	0
2014*	10.000000	10.146009	1.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.339877	11.533767	11.55%	0
2016	9.877847	10.339877	4.68%	0
2015	10.222014	9.877847	-3.37%	0
2014*	10.000000	10.222014	2.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	9.917866	10.183575	2.68%	0
2016	9.790549	9.917866	1.30%	0
2015	10.051171	9.790549	-2.59%	0
2014*	10.000000	10.051171	0.51%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	9.838476	10.900118	10.79%	0
2016	9.579489	9.838476	2.70%	0
2015	10.190863	9.579489	-6.00%	0
2014	10.238396	10.190863	-0.46%	0
2013*	10.000000	10.238396	2.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	9.873075	11.219732	13.64%	0
2016	9.501448	9.873075	3.91%	0
2015	10.182975	9.501448	-6.69%	0
2014	10.303106	10.182975	-1.17%	0
2013*	10.000000	10.303106	3.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.290489	11.290520	9.72%	0
2016	9.885389	10.290489	4.10%	0
2015	10.209576	9.885389	-3.18%	0
2014*	10.000000	10.209576	2.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.381115	11.768401	13.36%	0
2016	9.849396	10.381115	5.40%	0
2015	10.212900	9.849396	-3.56%	0
2014*	10.000000	10.212900	2.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.114981	10.732775	6.11%	0
2016	9.849169	10.114981	2.70%	0
2015	10.141219	9.849169	-2.88%	0
2014*	10.000000	10.141219	1.41%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	10.158686	12.541798	23.46%	0
2016*	10.000000	10.158686	1.59%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.182137	12.578733	12.49%	0
2016	9.567900	11.182137	16.87%	0
2015	10.104688	9.567900	-5.31%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.526403	9.841673	3.31%	0
2016	9.024708	9.526403	5.56%	0
2015	9.565977	9.024708	-5.66%	0
2014	9.478495	9.565977	0.92%	0
2013*	10.000000	9.478495	-5.22%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	11.211287	13.674401	21.97%	0
2016	11.831743	11.211287	-5.24%	0
2015	12.259179	11.831743	-3.49%	0
2014	12.791843	12.259179	-4.16%	0
2013	10.874836	12.791843	17.63%	0
2012	9.690560	10.874836	12.22%	0
2011	11.036524	9.690560	-12.20%	0
2010*	10.000000	11.036524	10.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.359536	9.952349	19.05%	0
2016	8.195838	8.359536	2.00%	0
2015	8.912838	8.195838	-8.04%	0
2014*	10.000000	8.912838	-10.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	15.689884	19.799051	26.19%	0
2016	15.833755	15.689884	-0.91%	0
2015	15.803684	15.833755	0.19%	0
2014	14.768523	15.803684	7.01%	0
2013	11.309488	14.768523	30.59%	0
2012	10.024082	11.309488	12.82%	0
2011	10.662191	10.024082	-5.98%	0
2010*	10.000000	10.662191	6.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.741548	17.490810	11.11%	0
2016	13.961758	15.741548	12.75%	0
2015	14.882898	13.961758	-6.19%	0
2014	13.896093	14.882898	7.10%	0
2013	10.593035	13.896093	31.18%	0
2012	9.273206	10.593035	14.23%	0
2011	10.164014	9.273206	-8.76%	0
2010*	10.000000	10.164014	1.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	15.554905	19.272487	23.90%	0
2016	15.095791	15.554905	3.04%	0
2015	15.592636	15.095791	-3.19%	0
2014	15.474529	15.592636	0.76%	0
2013	11.491721	15.474529	34.66%	0
2012	10.318545	11.491721	11.37%	0
2011	11.115437	10.318545	-7.17%	0
2010*	10.000000	11.115437	11.15%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.492192	20.453165	10.60%	0
2016	16.185403	18.492192	14.25%	0
2015	17.155341	16.185403	-5.65%	0
2014	15.090176	17.155341	13.69%	0
2013	11.448161	15.090176	31.81%	0
2012	10.129106	11.448161	13.02%	0
2011	10.673457	10.129106	-5.10%	0
2010*	10.000000	10.673457	6.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.250164	13.655032	21.38%	0
2016	10.691374	11.250164	5.23%	0
2015	10.922482	10.691374	-2.12%	0
2014*	10.000000	10.922482	9.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	11.875597	12.583850	5.96%	0
2016	9.705899	11.875597	22.35%	0
2015	10.630948	9.705899	-8.70%	0
2014*	10.000000	10.630948	6.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	11.762747	12.969919	10.26%	0
2016	9.856332	11.762747	19.34%	0
2015	10.314188	9.856332	-4.44%	0
2014*	10.000000	10.314188	3.14%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.434140	13.389313	17.10%	0
2016	10.565285	11.434140	8.22%	0
2015	10.774467	10.565285	-1.94%	0
2014*	10.000000	10.774467	7.74%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	10.997172	11.341086	3.13%	0
2016	10.560771	10.997172	4.13%	0
2015	11.522881	10.560771	-8.35%	0
2014	9.222465	11.522881	24.94%	0
2013*	10.000000	9.222465	-7.78%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	10.759847	12.704934	18.08%	0
2016	9.917664	10.759847	8.49%	0
2015	10.091247	9.917664	-1.72%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.069437	8.950810	-1.31%	0
2016	9.107806	9.069437	-0.42%	0
2015	9.407099	9.107806	-3.18%	0
2014	9.635475	9.407099	-2.37%	0
2013	9.907712	9.635475	-2.75%	0
2012	9.851991	9.907712	0.57%	0
2011*	10.000000	9.851991	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.058363	12.267759	10.94%	0
2016	9.416480	11.058363	17.44%	0
2015	10.190270	9.416480	-7.59%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	8.921034	9.246625	3.65%	0
2016	9.241591	8.921034	-3.47%	0
2015	10.019792	9.241591	-7.77%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.354336	10.029161	7.21%	0
2016	8.815590	9.354336	6.11%	0
2015	9.794362	8.815590	-9.99%	0
2014	10.111667	9.794362	-3.14%	0
2013*	10.000000	10.111667	1.12%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	9.742472	9.737093	-0.06%	0
2016	8.858744	9.742472	9.98%	0
2015	9.421027	8.858744	-5.97%	0
2014	9.563317	9.421027	-1.49%	0
2013*	10.000000	9.563317	-4.37%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	9.498866	9.424123	-0.79%	0
2016	9.367285	9.498866	1.40%	0
2015	9.890191	9.367285	-5.29%	0
2014	10.291085	9.890191	-3.90%	0
2013	10.126880	10.291085	1.62%	0
2012*	10.000000	10.126880	1.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	10.955191	14.509929	32.45%	0
2016	11.293453	10.955191	-3.00%	0
2015	11.213011	11.293453	0.72%	0
2014	11.309467	11.213011	-0.85%	0
2013*	10.000000	11.309467	13.09%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.666535	10.648360	10.16%	0
2016	8.812061	9.666535	9.70%	0
2015	9.988435	8.812061	-11.78%	0
2014	10.234924	9.988435	-2.41%	0
2013	10.523696	10.234924	-2.74%	0
2012	9.435928	10.523696	11.53%	0
2011*	10.000000	9.435928	-5.64%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	5.872882	5.822738	-0.85%	0
2016	5.262107	5.872882	11.61%	0
2015	7.286709	5.262107	-27.78%	0
2014	9.216877	7.286709	-20.94%	0
2013	11.124317	9.216877	-17.15%	0
2012	10.893257	11.124317	2.12%	0
2011	12.126962	10.893257	-10.17%	0
2010*	10.000000	12.126962	21.27%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	11.494397	12.259920	6.66%	0
2016	10.449905	11.494397	10.00%	0
2015	11.017040	10.449905	-5.15%	0
2014	11.183154	11.017040	-1.49%	0
2013	12.383199	11.183154	-9.69%	0
2012	10.824304	12.383199	14.40%	0
2011	10.489501	10.824304	3.19%	0
2010*	10.000000	10.489501	4.90%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2017*	10.000000	9.992488	-0.08%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.253564	9.955659	7.59%	0
2016	9.255546	9.253564	-0.02%	0
2015	10.263517	9.255546	-9.82%	0
2014	10.532914	10.263517	-2.56%	0
2013	11.603935	10.532914	-9.23%	0
2012	11.351334	11.603935	2.23%	0
2011	10.776446	11.351334	5.33%	0
2010*	10.000000	10.776446	7.76%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.681480	10.207824	5.44%	0
2016	9.586767	9.681480	0.99%	0
2015	10.293521	9.586767	-6.87%	0
2014	10.371614	10.293521	-0.75%	0
2013	11.676087	10.371614	-11.17%	0
2012	11.247649	11.676087	3.81%	0
2011	10.773444	11.247649	4.40%	0
2010*	10.000000	10.773444	7.73%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	12.502913	12.938950	3.49%	0
2016	11.453691	12.502913	9.16%	0
2015	12.002025	11.453691	-4.57%	0
2014	11.967243	12.002025	0.29%	0
2013	11.661788	11.967243	2.62%	0
2012	10.512577	11.661788	10.93%	0
2011	10.481185	10.512577	0.30%	0
2010*	10.000000	10.481185	4.81%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2017*	10.000000	10.271093	2.71%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.076766	8.929202	-1.63%	0
2016	9.221963	9.076766	-1.57%	0
2015	9.472720	9.221963	-2.65%	0
2014	9.678185	9.472720	-2.12%	0
2013	9.985296	9.678185	-3.08%	0
2012	9.720090	9.985296	2.73%	0
2011*	10.000000	9.720090	-2.80%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.851549	10.032609	1.84%	0
2016	9.884384	9.851549	-0.33%	0
2015	10.140324	9.884384	-2.52%	0
2014	10.020203	10.140324	1.20%	0
2013	10.530350	10.020203	-4.84%	0
2012	9.899591	10.530350	6.37%	0
2011*	10.000000	9.899591	-1.00%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.614152	9.799127	1.92%	0
2016	9.457265	9.614152	1.66%	0
2015	9.911917	9.457265	-4.59%	0
2014	9.910983	9.911917	0.01%	0
2013*	10.000000	9.910983	-0.89%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	12.395792	12.888796	3.98%	0
2016	11.213098	12.395792	10.55%	0
2015	12.052557	11.213098	-6.96%	0
2014	12.442977	12.052557	-3.14%	0
2013	11.455606	12.442977	8.62%	0
2012	10.192770	11.455606	12.39%	0
2011	10.708435	10.192770	-4.82%	0
2010*	10.000000	10.708435	7.08%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	13.057216	13.294340	1.82%	0
2016	12.329464	13.057216	5.90%	0
2015	12.671648	12.329464	-2.70%	0
2014	12.745268	12.671648	-0.58%	0
2013	11.924449	12.745268	6.88%	0
2012	10.755797	11.924449	10.87%	0
2011	10.774800	10.755797	-0.18%	0
2010*	10.000000	10.774800	7.75%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	8.049548	10.392311	29.10%	0
2016	8.232323	8.049548	-2.22%	0
2015	9.351125	8.232323	-11.96%	0
2014	9.778950	9.351125	-4.37%	0
2013	8.754969	9.778950	11.70%	0
2012	7.804536	8.754969	12.18%	0
2011	11.003966	7.804536	-29.08%	0
2010*	10.000000	11.003966	10.04%	0
ProFunds - ProFund VP Banks - Q/NQ
2017	15.405039	17.649280	14.57%	0
2016	12.866921	15.405039	19.73%	0
2015	13.302035	12.866921	-3.27%	0
2014	12.404987	13.302035	7.23%	0
2013	9.567735	12.404987	29.65%	0
2012	7.382805	9.567735	29.59%	0
2011*	10.000000	7.382805	-26.17%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	8.808490	10.522979	19.46%	0
2016	7.651369	8.808490	15.12%	0
2015	9.149899	7.651369	-16.38%	0
2014	9.262247	9.149899	-1.21%	0
2013	8.050111	9.262247	15.06%	0
2012	7.638640	8.050111	5.39%	0
2011*	10.000000	7.638640	-23.61%	0
ProFunds - ProFund VP Bear - Q/NQ
2017	2.954374	2.354657	-20.30%	0
2016	3.497370	2.954374	-15.53%	0
2015	3.786417	3.497370	-7.63%	0
2014	4.545147	3.786417	-16.69%	0
2013	6.369855	4.545147	-28.65%	0
2012	7.862117	6.369855	-18.98%	0
2011	8.881299	7.862117	-11.48%	0
2010*	10.000000	8.881299	-11.19%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	21.500311	25.598342	19.06%	0
2016	26.182050	21.500311	-17.88%	0
2015	26.089177	26.182050	0.36%	0
2014	20.700433	26.089177	26.03%	0
2013	12.651316	20.700433	63.62%	0
2012	9.255462	12.651316	36.69%	0
2011*	10.000000	9.255462	-7.45%	0
ProFunds - ProFund VP Bull - Q/NQ
2017	15.516168	17.991231	15.95%	0
2016	14.563166	15.516168	6.54%	0
2015	15.059400	14.563166	-3.30%	0
2014	13.906316	15.059400	8.29%	0
2013	11.031511	13.906316	26.06%	0
2012	9.970989	11.031511	10.64%	0
2011	10.262815	9.970989	-2.84%	0
2010*	10.000000	10.262815	2.63%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	14.333400	16.022681	11.79%	0
2016	14.247855	14.333400	0.60%	0
2015	14.079631	14.247855	1.19%	0
2014	13.147948	14.079631	7.09%	0
2013	10.535840	13.147948	24.79%	0
2012	9.783213	10.535840	7.69%	0
2011*	10.000000	9.783213	-2.17%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	17.288175	19.882151	15.00%	0
2016	17.079073	17.288175	1.22%	0
2015	16.792629	17.079073	1.71%	0
2014	15.370019	16.792629	9.26%	0
2013	11.311033	15.370019	35.89%	0
2012	9.536067	11.311033	18.61%	0
2011*	10.000000	9.536067	-4.64%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	6.500253	8.416172	29.47%	0
2016	6.026837	6.500253	7.86%	0
2015	7.507348	6.026837	-19.72%	0
2014	8.001379	7.507348	-6.17%	0
2013	8.801508	8.001379	-9.09%	0
2012	8.501790	8.801508	3.53%	0
2011	10.898326	8.501790	-21.99%	0
2010*	10.000000	10.898326	8.98%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	10.000213	11.631277	16.31%	0
2016	9.547234	10.000213	4.74%	0
2015	11.027020	9.547234	-13.42%	0
2014	12.425086	11.027020	-11.25%	0
2013	10.514579	12.425086	18.17%	0
2012	9.283075	10.514579	13.27%	0
2011	10.486844	9.283075	-11.48%	0
2010*	10.000000	10.486844	4.87%	0
ProFunds - ProFund VP Financials - Q/NQ
2017	14.974439	17.195371	14.83%	0
2016	13.364999	14.974439	12.04%	0
2015	13.965840	13.364999	-4.30%	0
2014	12.730994	13.965840	9.70%	0
2013	9.921652	12.730994	28.32%	0
2012	8.188273	9.921652	21.17%	0
2011*	10.000000	8.188273	-18.12%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	16.818153	19.758272	17.48%	0
2016	18.041482	16.818153	-6.78%	0
2015	17.682532	18.041482	2.03%	0
2014	14.713984	17.682532	20.18%	0
2013	10.836841	14.713984	35.78%	0
2012	9.501630	10.836841	14.05%	0
2011*	10.000000	9.501630	-4.98%	0
ProFunds - ProFund VP Industrials - Q/NQ
2017	14.342462	17.056139	18.92%	0
2016	12.558443	14.342462	14.21%	0
2015	13.384709	12.558443	-6.17%	0
2014	13.049602	13.384709	2.57%	0
2013	9.720214	13.049602	34.25%	0
2012	8.640767	9.720214	12.49%	0
2011*	10.000000	8.640767	-13.59%	0
ProFunds - ProFund VP International - Q/NQ
2017	9.419517	11.146696	18.34%	0
2016	9.785652	9.419517	-3.74%	0
2015	10.440620	9.785652	-6.27%	0
2014	11.695287	10.440620	-10.73%	0
2013	10.074465	11.695287	16.09%	0
2012	8.945348	10.074465	12.62%	0
2011	10.748808	8.945348	-16.78%	0
2010*	10.000000	10.748808	7.49%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2017	16.902682	22.343064	32.19%	0
2016	16.485602	16.902682	2.53%	0
2015	14.099484	16.485602	16.92%	0
2014	14.352202	14.099484	-1.76%	0
2013	9.737599	14.352202	47.39%	0
2012	8.369679	9.737599	16.34%	0
2011*	10.000000	8.369679	-16.30%	0
ProFunds - ProFund VP Japan - Q/NQ
2017	12.091207	13.915264	15.09%	0
2016	12.393700	12.091207	-2.44%	0
2015	12.056875	12.393700	2.79%	0
2014	12.022712	12.056875	0.28%	0
2013	8.348285	12.022712	44.01%	0
2012	6.989666	8.348285	19.44%	0
2011	8.831859	6.989666	-20.86%	0
2010*	10.000000	8.831859	-11.68%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	18.787519	23.797830	26.67%	0
2016	18.371503	18.787519	2.26%	0
2015	17.598506	18.371503	4.39%	0
2014	15.481822	17.598506	13.67%	0
2013	11.868035	15.481822	30.45%	0
2012	10.510819	11.868035	12.91%	0
2011	10.663290	10.510819	-1.43%	0
2010*	10.000000	10.663290	6.63%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	10.197622	9.593289	-5.93%	0
2016	8.451940	10.197622	20.65%	0
2015	11.353907	8.451940	-25.56%	0
2014	13.112253	11.353907	-13.41%	0
2013	10.878267	13.112253	20.54%	0
2012	10.882863	10.878267	-0.04%	0
2011	10.955391	10.882863	-0.66%	0
2010*	10.000000	10.955391	9.55%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	15.729132	16.864924	7.22%	0
2016	16.817253	15.729132	-6.47%	0
2015	16.574234	16.817253	1.47%	0
2014	14.293180	16.574234	15.96%	0
2013	11.177230	14.293180	27.88%	0
2012	10.286444	11.177230	8.66%	0
2011*	10.000000	10.286444	2.86%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	2.995834	3.064335	2.29%	0
2016	1.978870	2.995834	51.39%	0
2015	3.033711	1.978870	-34.77%	0
2014	4.101827	3.033711	-26.04%	0
2013	6.804230	4.101827	-39.72%	0
2012	8.196769	6.804230	-16.99%	0
2011*	10.000000	8.196769	-18.03%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2017	12.353441	12.968537	4.98%	0
2016	12.026249	12.353441	2.72%	0
2015	12.339049	12.026249	-2.54%	0
2014	10.159253	12.339049	21.46%	0
2013	10.447706	10.159253	-2.76%	0
2012	9.178615	10.447706	13.83%	0
2011*	10.000000	9.178615	-8.21%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.230336	2.764835	-14.41%	0
2016	3.505841	3.230336	-7.86%	0
2015	3.666899	3.505841	-4.39%	0
2014	5.412279	3.666899	-32.25%	0
2013	4.782917	5.412279	13.16%	0
2012	5.290588	4.782917	-9.60%	0
2011	8.713277	5.290588	-39.28%	0
2010*	10.000000	8.713277	-12.87%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	16.105829	21.212212	31.71%	0
2016	12.980248	16.105829	24.08%	0
2015	13.756672	12.980248	-5.64%	0
2014	10.525569	13.756672	30.70%	0
2013	8.116959	10.525569	29.67%	0
2012	8.719327	8.116959	-6.91%	0
2011*	10.000000	8.719327	-12.81%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	6.036067	4.231569	-29.90%	0
2016	7.417377	6.036067	-18.62%	0
2015	6.846263	7.417377	8.34%	0
2014	7.259738	6.846263	-5.70%	0
2013	7.489930	7.259738	-3.07%	0
2012	8.866944	7.489930	-15.53%	0
2011	8.247074	8.866944	7.52%	0
2010*	10.000000	8.247074	-17.53%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2017	4.245424	3.273528	-22.89%	0
2016	4.643482	4.245424	-8.57%	0
2015	4.967577	4.643482	-6.52%	0
2014	4.974046	4.967577	-0.13%	0
2013	6.481713	4.974046	-23.26%	0
2012	8.356893	6.481713	-22.44%	0
2011	8.448979	8.356893	-1.09%	0
2010*	10.000000	8.448979	-15.51%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.335066	1.695883	-27.37%	0
2016	2.672229	2.335066	-12.62%	0
2015	3.163282	2.672229	-15.52%	0
2014	4.038983	3.163282	-21.68%	0
2013	5.889262	4.038983	-31.42%	0
2012	7.465902	5.889262	-21.12%	0
2011	8.583666	7.465902	-13.02%	0
2010*	10.000000	8.583666	-14.16%	0
ProFunds - ProFund VP Technology - Q/NQ
2017	14.906956	19.579526	31.34%	0
2016	13.657237	14.906956	9.15%	0
2015	13.728059	13.657237	-0.52%	0
2014	11.963425	13.728059	14.75%	0
2013	9.836224	11.963425	21.63%	0
2012	9.179248	9.836224	7.16%	0
2011*	10.000000	9.179248	-8.21%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	13.220904	12.572353	-4.91%	0
2016	11.185173	13.220904	18.20%	0
2015	11.340688	11.185173	-1.37%	0
2014	11.607757	11.340688	-2.30%	0
2013	10.661491	11.607757	8.88%	0
2012	9.419072	10.661491	13.19%	0
2011*	10.000000	9.419072	-5.81%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	13.181953	14.022303	6.38%	0
2016	13.609461	13.181953	-3.14%	0
2015	14.846142	13.609461	-8.33%	0
2014	11.204136	14.846142	32.51%	0
2013	14.257668	11.204136	-21.42%	0
2012	14.535621	14.257668	-1.91%	0
2011	10.424867	14.535621	39.43%	0
2010*	10.000000	10.424867	4.25%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	37.567192	61.442582	63.55%	0
2016	35.596593	37.567192	5.54%	0
2015	32.253139	35.596593	10.37%	0
2014	24.439728	32.253139	31.97%	0
2013	14.050067	24.439728	73.95%	0
2012	10.813122	14.050067	29.94%	0
2011	11.264243	10.813122	-4.00%	0
2010*	10.000000	11.264243	12.64%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.601015	0.321508	-46.51%	0
2016	0.775310	0.601015	-22.48%	0
2015	1.082255	0.775310	-28.36%	0
2014	1.734020	1.082255	-37.59%	0
2013	3.475078	1.734020	-50.10%	0
2012	5.522764	3.475078	-37.08%	0
2011	7.304407	5.522764	-24.39%	0
2010*	10.000000	7.304407	-26.96%	0
ProFunds - ProFund VP Utilities - Q/NQ
2017	14.251703	15.319909	7.50%	0
2016	12.746695	14.251703	11.81%	0
2015	14.018200	12.746695	-9.07%	0
2014	11.462277	14.018200	22.30%	0
2013	10.412318	11.462277	10.08%	0
2012	10.703422	10.412318	-2.72%	0
2011*	10.000000	10.703422	7.03%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2017	5.616770	6.138450	9.29%	0
2016	4.542968	5.616770	23.64%	0
2015	4.915190	4.542968	-7.57%	0
2014	4.892137	4.915190	0.47%	0
2013	3.898002	4.892137	25.50%	0
2012	3.230309	3.898002	20.67%	0
2011	4.275452	3.230309	-24.45%	0
2010	3.893195	4.275452	9.82%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	11.195479	13.209063	17.99%	0
2016	8.805427	11.195479	27.14%	0
2015	10.959808	8.805427	-19.66%	0
2014	11.490145	10.959808	-4.62%	0
2013	11.681340	11.490145	-1.64%	0
2012	10.860235	11.681340	7.56%	0
2011	13.380862	10.860235	-18.84%	0
2010	10.872807	13.380862	23.07%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	22.805436	28.680567	25.76%	0
2016	29.217557	22.805436	-21.95%	0
2015	27.725632	29.217557	5.38%	0
2014	21.506743	27.725632	28.92%	0
2013	14.355816	21.506743	49.81%	0
2012	10.867383	14.355816	32.10%	0
2011	10.114251	10.867383	7.45%	0
2010	9.404381	10.114251	7.55%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	2.475988	2.512183	1.46%	0
2016	2.308312	2.475988	7.26%	0
2015	3.589466	2.308312	-35.69%	0
2014	5.599287	3.589466	-35.89%	0
2013	5.954796	5.599287	-5.97%	0
2012	6.217485	5.954796	-4.23%	0
2011	6.854948	6.217485	-9.30%	0
2010	6.531440	6.854948	4.95%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	18.476699	20.021214	8.36%	0
2016	18.039903	18.476699	2.42%	0
2015	17.481302	18.039903	3.20%	0
2014	15.976693	17.481302	9.42%	0
2013	12.822569	15.976693	24.60%	0
2012	12.104528	12.822569	5.93%	0
2011	10.951488	12.104528	10.53%	0
2010	9.611449	10.951488	13.94%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	16.926804	26.070288	54.02%	0
2016	13.327283	16.926804	27.01%	0
2015	14.322371	13.327283	-6.95%	0
2014	12.621697	14.322371	13.47%	0
2013	7.985025	12.621697	58.07%	0
2012	7.016754	7.985025	13.80%	0
2011	6.620479	7.016754	5.99%	0
2010	5.469685	6.620479	21.04%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	12.367021	15.747965	27.34%	0
2016	10.237060	12.367021	20.81%	0
2015	10.320307	10.237060	-0.81%	0
2014	8.585065	10.320307	20.21%	0
2013	6.543176	8.585065	31.21%	0
2012	6.665634	6.543176	-1.84%	0
2011	8.215489	6.665634	-18.87%	0
2010	7.718785	8.215489	6.44%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2017	7.938717	7.229860	-8.93%	0
2016	6.219977	7.938717	27.63%	0
2015	9.176389	6.219977	-32.22%	0
2014	11.607899	9.176389	-20.95%	0
2013	9.677285	11.607899	19.95%	0
2012	9.728163	9.677285	-0.52%	0
2011	10.635025	9.728163	-8.53%	0
2010	9.194841	10.635025	15.66%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	6.015010	4.754441	-20.96%	0
2016	5.027190	6.015010	19.65%	0
2015	7.576808	5.027190	-33.65%	0
2014	11.038090	7.576808	-31.36%	0
2013	9.170988	11.038090	20.36%	0
2012	9.402799	9.170988	-2.47%	0
2011	10.669816	9.402799	-11.87%	0
2010	8.713045	10.669816	22.46%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	4.668187	5.832832	24.95%	0
2016	5.088664	4.668187	-8.26%	0
2015	5.643610	5.088664	-9.83%	0
2014	6.638501	5.643610	-14.99%	0
2013	5.515386	6.638501	20.36%	0
2012	4.666727	5.515386	18.19%	0
2011	5.660330	4.666727	-17.55%	0
2010	6.529948	5.660330	-13.32%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	7.493358	8.414323	12.29%	0
2016	6.658711	7.493358	12.53%	0
2015	7.138655	6.658711	-6.72%	0
2014	6.526986	7.138655	9.37%	0
2013	5.267037	6.526986	23.92%	0
2012	4.419403	5.267037	19.18%	0
2011	5.346862	4.419403	-17.35%	0
2010	4.812355	5.346862	11.11%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	13.362053	14.232468	6.51%	0
2016	13.799717	13.362053	-3.17%	0
2015	14.967315	13.799717	-7.80%	0
2014	11.440937	14.967315	30.82%	0
2013	14.406063	11.440937	-20.58%	0
2012	14.397155	14.406063	0.06%	0
2011	10.473523	14.397155	37.46%	0
2010	9.791561	10.473523	6.96%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	16.343976	19.509632	19.37%	0
2016	18.628572	16.343976	-12.26%	0
2015	18.344145	18.628572	1.55%	0
2014	15.151808	18.344145	21.07%	0
2013	10.997431	15.151808	37.78%	0
2012	9.662279	10.997431	13.82%	0
2011	9.499794	9.662279	1.71%	0
2010	9.158425	9.499794	3.73%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.410330	10.808949	3.83%	0
2016	9.599546	10.410330	8.45%	0
2015	9.951814	9.599546	-3.54%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2017	17.123704	22.287509	30.16%	0
2016	16.875390	17.123704	1.47%	0
2015	16.030506	16.875390	5.27%	0
2014	16.184211	16.030506	-0.95%	0
2013	11.015454	16.184211	46.92%	0
2012	9.502830	11.015454	15.92%	0
2011	11.105245	9.502830	-14.43%	0
2010	9.464655	11.105245	17.33%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.644748	0.382397	-40.69%	0
2016	0.943302	0.644748	-31.65%	0
2015	1.055802	0.943302	-10.66%	0
2014	1.389164	1.055802	-24.00%	0
2013	2.548418	1.389164	-45.49%	0
2012	3.383171	2.548418	-24.67%	0
2011	4.775040	3.383171	-29.15%	0
2010	7.051295	4.775040	-32.28%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.821915	2.498036	-11.48%	0
2016	2.992480	2.821915	-5.70%	0
2015	3.118219	2.992480	-4.03%	0
2014	4.274661	3.118219	-27.05%	0
2013	3.817440	4.274661	11.98%	0
2012	4.189279	3.817440	-8.88%	0
2011	6.198924	4.189279	-32.42%	0
2010	7.318270	6.198924	-15.30%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.814210	1.523853	-16.00%	0
2016	2.309087	1.814210	-21.43%	0
2015	2.403871	2.309087	-3.94%	0
2014	2.797808	2.403871	-14.08%	0
2013	3.976224	2.797808	-29.64%	0
2012	5.013811	3.976224	-20.69%	0
2011	5.568968	5.013811	-9.97%	0
2010	7.673081	5.568968	-27.42%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	1.533510	1.122509	-26.80%	0
2016	1.743716	1.533510	-12.06%	0
2015	2.060051	1.743716	-15.36%	0
2014	2.606027	2.060051	-20.95%	0
2013	3.780987	2.606027	-31.08%	0
2012	4.784352	3.780987	-20.97%	0
2011	5.476163	4.784352	-12.63%	0
2010	7.159729	5.476163	-23.51%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.769351	1.487183	-15.95%	0
2016	2.284457	1.769351	-22.55%	0
2015	2.349099	2.284457	-2.75%	0
2014	2.652742	2.349099	-11.45%	0
2013	3.948783	2.652742	-32.82%	0
2012	4.966699	3.948783	-20.49%	0
2011	5.533310	4.966699	-10.24%	0
2010	7.870034	5.533310	-29.69%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	2.469296	1.982828	-19.70%	0
2016	2.888363	2.469296	-14.51%	0
2015	3.111062	2.888363	-7.16%	0
2014	3.743454	3.111062	-16.89%	0
2013	5.243846	3.743454	-28.61%	0
2012	6.502296	5.243846	-19.35%	0
2011	7.358009	6.502296	-11.63%	0
2010	9.120904	7.358009	-19.33%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	9.049593	13.215343	46.03%	0
2016	8.555819	9.049593	5.77%	0
2015	7.863483	8.555819	8.80%	0
2014	9.568824	7.863483	-17.82%	0
2013	6.313718	9.568824	51.56%	0
2012	5.411468	6.313718	16.67%	0
2011	7.839476	5.411468	-30.97%	0
2010	6.972555	7.839476	12.43%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	14.465396	16.880892	16.70%	0
2016	13.588837	14.465396	6.45%	0
2015	13.945173	13.588837	-2.56%	0
2014	13.354529	13.945173	4.42%	0
2013	9.652368	13.354529	38.35%	0
2012	8.190008	9.652368	17.86%	0
2011	8.228079	8.190008	-0.46%	0
2010	6.497513	8.228079	26.63%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	17.898240	21.292990	18.97%	0
2016	14.209515	17.898240	25.96%	0
2015	15.478102	14.209515	-8.20%	0
2014	14.233483	15.478102	8.74%	0
2013	9.751888	14.233483	45.96%	0
2012	8.074217	9.751888	20.78%	0
2011	8.993584	8.074217	-10.22%	0
2010	6.729840	8.993584	33.64%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	32.759364	53.947667	64.68%	0
2016	30.764869	32.759364	6.48%	0
2015	27.626347	30.764869	11.36%	0
2014	20.820913	27.626347	32.69%	0
2013	11.891721	20.820913	75.09%	0
2012	9.126691	11.891721	30.30%	0
2011	9.457816	9.126691	-3.50%	0
2010	7.110843	9.457816	33.01%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	20.217577	25.756552	27.40%	0
2016	19.634538	20.217577	2.97%	0
2015	18.671711	19.634538	5.16%	0
2014	16.364312	18.671711	14.10%	0
2013	12.512295	16.364312	30.79%	0
2012	11.030264	12.512295	13.44%	0
2011	11.112084	11.030264	-0.74%	0
2010	9.653339	11.112084	15.11%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2017	14.288175	18.294315	28.04%	0
2016	12.708073	14.288175	12.43%	0
2015	13.175567	12.708073	-3.55%	0
2014	11.436324	13.175567	15.21%	0
2013	7.900850	11.436324	44.75%	0
2012	6.653080	7.900850	18.75%	0
2011	6.928776	6.653080	-3.98%	0
2010	5.944856	6.928776	16.55%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	4.424386	4.603159	4.04%	0
2016	2.751177	4.424386	60.82%	0
2015	4.067387	2.751177	-32.36%	0
2014	5.065685	4.067387	-19.71%	0
2013	9.675018	5.065685	-47.64%	0
2012	10.385142	9.675018	-6.84%	0
2011	14.094249	10.385142	-26.32%	0
2010	10.506689	14.094249	34.15%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	9.506861	9.851382	3.62%	0
2016	8.883042	9.506861	7.02%	0
2015	9.380468	8.883042	-5.30%	0
2014	7.979201	9.380468	17.56%	0
2013	7.901647	7.979201	0.98%	0
2012	6.873101	7.901647	14.96%	0
2011	6.917621	6.873101	-0.64%	0
2010	5.702369	6.917621	21.31%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	14.385356	15.768585	9.62%	0
2016	14.761808	14.385356	-2.55%	0
2015	15.399320	14.761808	-4.14%	0
2014	14.588357	15.399320	5.56%	0
2013	11.057641	14.588357	31.93%	0
2012	9.747889	11.057641	13.44%	0
2011	9.528356	9.747889	2.30%	0
2010	7.837379	9.528356	21.58%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	13.616788	15.877764	16.60%	0
2016	10.746472	13.616788	26.71%	0
2015	12.166103	10.746472	-11.67%	0
2014	12.008186	12.166103	1.32%	0
2013	7.795093	12.008186	54.05%	0
2012	6.571724	7.795093	18.62%	0
2011	7.702912	6.571724	-14.69%	0
2010	5.751729	7.702912	33.92%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	14.347732	20.003042	39.42%	0
2016	12.264855	14.347732	16.98%	0
2015	12.837725	12.264855	-4.46%	0
2014	10.600719	12.837725	21.10%	0
2013	6.467445	10.600719	63.91%	0
2012	5.145405	6.467445	25.69%	0
2011	5.513843	5.145405	-6.68%	0
2010	4.523371	5.513843	21.90%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	16.262947	19.655640	20.86%	0
2016	16.318173	16.262947	-0.34%	0
2015	16.617390	16.318173	-1.80%	0
2014	15.215144	16.617390	9.22%	0
2013	11.082205	15.215144	37.29%	0
2012	10.068012	11.082205	10.07%	0
2011	10.476787	10.068012	-3.90%	0
2010	8.624842	10.476787	21.47%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	13.912511	15.661498	12.57%	0
2016	12.197395	13.912511	14.06%	0
2015	13.854895	12.197395	-11.96%	0
2014	12.854598	13.854895	7.78%	0
2013	9.108549	12.854598	41.13%	0
2012	7.671158	9.108549	18.74%	0
2011	8.154214	7.671158	-5.92%	0
2010	6.975913	8.154214	16.89%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	17.563762	20.266462	15.39%	0
2016	17.602456	17.563762	-0.22%	0
2015	17.882890	17.602456	-1.57%	0
2014	18.698009	17.882890	-4.36%	0
2013	14.357423	18.698009	30.23%	0
2012	12.735102	14.357423	12.74%	0
2011	13.194784	12.735102	-3.48%	0
2010	10.243977	13.194784	28.81%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	13.875096	15.253307	9.93%	0
2016	11.080092	13.875096	25.23%	0
2015	12.940695	11.080092	-14.38%	0
2014	12.481188	12.940695	3.68%	0
2013	9.460013	12.481188	31.94%	0
2012	8.324095	9.460013	13.65%	0
2011	9.227765	8.324095	-9.79%	0
2010	7.906603	9.227765	16.71%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	16.275194	18.355842	12.78%	0
2016	14.113272	16.275194	15.32%	0
2015	14.581772	14.113272	-3.21%	0
2014	15.009705	14.581772	-2.85%	35,050
2013	10.933513	15.009705	37.28%	0
2012	10.175567	10.933513	7.45%	0
2011	10.117788	10.175567	0.57%	0
2010	8.304874	10.117788	21.83%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	12.934558	12.532036	-3.11%	0
2016	10.105425	12.934558	28.00%	0
2015	12.031518	10.105425	-16.01%	0
2014	12.224085	12.031518	-1.58%	0
2013	8.809464	12.224085	38.76%	0
2012	7.533198	8.809464	16.94%	0
2011	8.562458	7.533198	-12.02%	0
2010	7.045105	8.562458	21.54%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	7.020105	5.616737	-19.99%	0
2016	6.752650	7.020105	3.96%	0
2015	6.131996	6.752650	10.12%	0
2014	5.134427	6.131996	19.43%	0
2013	5.446783	5.134427	-5.73%	0
2012	5.982854	5.446783	-8.96%	0
2011	6.431909	5.982854	-6.98%	0
2010	6.933025	6.431909	-7.23%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2017	13.517796	17.419507	28.86%	0
2016	12.526190	13.517796	7.92%	0
2015	12.751739	12.526190	-1.77%	0
2014	11.904917	12.751739	7.11%	0
2013	9.050609	11.904917	31.54%	0
2012	8.319733	9.050609	8.78%	0
2011	9.430991	8.319733	-11.78%	0
2010	8.664726	9.430991	8.84%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	8.036900	8.265538	2.84%	0
2016	7.045726	8.036900	14.07%	0
2015	7.775631	7.045726	-9.39%	0
2014	7.799777	7.775631	-0.31%	0
2013	6.834900	7.799777	14.12%	0
2012	6.709832	6.834900	1.86%	0
2011	8.068408	6.709832	-16.84%	0
2010	7.252484	8.068408	11.25%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	13.983311	16.577609	18.55%	0
2016	12.468795	13.983311	12.15%	0
2015	14.939187	12.468795	-16.54%	0
2014	12.522169	14.939187	19.30%	0
2013	8.556293	12.522169	46.35%	0
2012	7.490693	8.556293	14.23%	0
2011	8.674663	7.490693	-13.65%	0
2010	7.193002	8.674663	20.60%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	13.276742	14.320496	7.86%	0
2016	11.745847	13.276742	13.03%	0
2015	13.051296	11.745847	-10.00%	0
2014	10.931423	13.051296	19.39%	0
2013	9.902694	10.931423	10.39%	0
2012	10.081288	9.902694	-1.77%	0
2011	8.922883	10.081288	12.98%	0
2010	8.593112	8.922883	3.84%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	4.568304	5.295725	15.92%	0
2016	5.150657	4.568304	-11.31%	0
2015	6.374585	5.150657	-19.20%	0
2014	8.403235	6.374585	-24.14%	0
2013	8.900343	8.403235	-5.59%	0
2012	9.091022	8.900343	-2.10%	0
2011	9.715089	9.091022	-6.42%	0
2010	10.594279	9.715089	-8.30%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.467278	9.434054	-0.35%	0
2016	9.511920	9.467278	-0.47%	0
2015	9.880446	9.511920	-3.73%	0
2014	10.032425	9.880446	-1.51%	0
2013*	10.000000	10.032425	0.32%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2017*	10.000000	10.686820	6.87%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	5.824940	5.563315	-4.49%	0
2016	4.171803	5.824940	39.63%	0
2015	6.452705	4.171803	-35.35%	0
2014	8.210895	6.452705	-21.41%	0
2013	7.646328	8.210895	7.38%	0
2012	7.613441	7.646328	0.43%	0
2011*	10.000000	7.613441	-23.87%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	11.519018	12.920254	12.16%	0
2016	11.369072	11.519018	1.32%	0
2015	11.571000	11.369072	-1.75%	0
2014	11.137053	11.571000	3.90%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.234574	8.883055	-3.81%	0
2016	6.761042	9.234574	36.59%	0
2015	11.229153	6.761042	-39.79%	0
2014	10.344400	11.229153	8.55%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.257819	12.434824	21.22%	0
2016	9.793452	10.257819	4.74%	0
2015	10.231133	9.793452	-4.28%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.335299	9.388522	0.57%	0
2016	9.218758	9.335299	1.26%	0
2015	9.744448	9.218758	-5.39%	0
2014	9.724929	9.744448	0.20%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.065470	11.764871	16.88%	0
2016	9.142991	10.065470	10.09%	0
2015*	10.000000	9.142991	-8.57%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	10.833470	11.428754	5.49%	0
2016	9.269168	10.833470	16.88%	0
2015*	10.000000	9.269168	-7.31%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.415187	10.288876	9.28%	0
2016	9.351610	9.415187	0.68%	0
2015	9.816862	9.351610	-4.74%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	10.751762	13.102921	21.87%	0
2016	10.882285	10.751762	-1.20%	0
2015	11.221142	10.882285	-3.02%	0
2014	11.354466	11.221142	-1.17%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	11.106997	12.251813	10.31%	0
2016	11.029851	11.106997	0.70%	0
2015	11.486038	11.029851	-3.97%	0
2014	11.616845	11.486038	-1.13%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.508094	10.581676	11.29%	0
2016	9.232564	9.508094	2.98%	0
2015	9.913290	9.232564	-6.87%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.211029	5.131758	-1.52%	0
2016	4.795320	5.211029	8.67%	0
2015	6.600366	4.795320	-27.35%	0
2014	8.199530	6.600366	-19.50%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.374704	12.694140	11.60%	0
2016	10.178177	11.374704	11.76%	0
2015	10.763861	10.178177	-5.44%	0
2014*	10.000000	10.763861	7.64%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.008812	10.043592	0.35%	0
2016	9.470306	10.008812	5.69%	0
2015*	10.000000	9.470306	-5.30%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	10.843235	11.964529	10.34%	0
2016	10.869021	10.843235	-0.24%	0
2015	11.211978	10.869021	-3.06%	0
2014	10.952166	11.211978	2.37%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.471999	11.443899	9.28%	0
2016	9.170825	10.471999	14.19%	0
2015*	10.000000	9.170825	-8.29%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	9.901262	12.949477	30.79%	0
2016	10.150818	9.901262	-2.46%	0
2015*	10.000000	10.150818	1.51%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	9.976783	10.347448	3.72%	0
2016	9.008042	9.976783	10.75%	0
2015*	10.000000	9.008042	-9.92%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	9.827674	10.253040	4.33%	0
2016	9.378778	9.827674	4.79%	0
2015	9.859764	9.378778	-4.88%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.165540	14.301640	8.63%	0
2016	11.991045	13.165540	9.79%	0
2015	13.180991	11.991045	-9.03%	0
2014	13.212395	13.180991	-0.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	10.555737	11.230523	6.39%	0
2016	9.542951	10.555737	10.61%	0
2015	10.584885	9.542951	-9.84%	0
2014	10.430805	10.584885	1.48%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	11.779088	12.409217	5.35%	0
2016	10.824414	11.779088	8.82%	0
2015	11.582042	10.824414	-6.54%	0
2014	11.295472	11.582042	2.54%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.285900	9.181557	-1.12%	0
2016	9.299023	9.285900	-0.14%	0
2015*	10.000000	9.299023	-7.01%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.548587	10.477517	9.73%	0
2016	9.433846	9.548587	1.22%	0
2015	10.326400	9.433846	-8.64%	0
2014	10.241686	10.326400	0.83%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.397423	9.230729	-1.77%	0
2016	9.595074	9.397423	-2.06%	0
2015	9.948045	9.595074	-3.55%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	5.519480	5.820705	5.46%	0
2016	6.675379	5.519480	-17.32%	0
2015	6.990021	6.675379	-4.50%	0
2014	6.429261	6.990021	8.72%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	9.525650	10.613269	11.42%	0
2016	9.755523	9.525650	-2.36%	0
2015	9.932082	9.755523	-1.78%	0
2014	9.960891	9.932082	-0.29%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	7.372327	7.414571	0.57%	0
2016	7.636643	7.372327	-3.46%	0
2015	7.729905	7.636643	-1.21%	0
2014	7.614174	7.729905	1.52%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.265424	10.303111	0.37%	0
2016	9.747329	10.265424	5.32%	0
2015	9.976136	9.747329	-2.29%	0
2014	10.045488	9.976136	-0.69%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.268705	10.940943	6.55%	0
2016	9.492255	10.268705	8.18%	0
2015	10.236371	9.492255	-7.27%	0
2014	9.982925	10.236371	2.54%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	10.064798	11.547918	14.74%	0
2016	10.648725	10.064798	-5.48%	0
2015	11.977962	10.648725	-11.10%	0
2014	13.034897	11.977962	-8.11%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.176572	10.139359	24.01%	0
2016	6.978480	8.176572	17.17%	0
2015	8.999536	6.978480	-22.46%	0
2014	9.729159	8.999536	-7.50%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	9.644628	10.144552	5.18%	0
2016	8.618436	9.644628	11.91%	0
2015	9.460113	8.618436	-8.90%	0
2014	9.902199	9.460113	-4.46%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	10.270638	11.018088	7.28%	0
2016	9.989836	10.270638	2.81%	0
2015	10.561905	9.989836	-5.42%	0
2014	10.444928	10.561905	1.12%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	10.590321	11.258297	6.31%	0
2016	9.872329	10.590321	7.27%	0
2015	10.298781	9.872329	-4.14%	0
2014	10.319082	10.298781	-0.20%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.771185	10.667989	9.18%	0
2016	8.761141	9.771185	11.53%	0
2015	10.488675	8.761141	-16.47%	0
2014*	10.000000	10.488675	4.89%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	10.869170	11.567596	6.43%	0
2016	10.864980	10.869170	0.04%	0
2015	11.362219	10.864980	-4.38%	0
2014	10.288438	11.362219	10.44%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	9.986549	11.234550	12.50%	0
2016	9.758440	9.986549	2.34%	0
2015	10.763149	9.758440	-9.33%	0
2014	10.878905	10.763149	-1.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.053643	14.663149	12.33%	0
2016	12.345160	13.053643	5.74%	0
2015	12.602957	12.345160	-2.05%	0
2014	12.375173	12.602957	1.84%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.177556	10.540216	3.56%	0
2016	9.190369	10.177556	10.74%	0
2015	9.728324	9.190369	-5.53%	0
2014*	10.000000	9.728324	-2.72%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.687940	9.691405	0.04%	0
2016	9.765841	9.687940	-0.80%	0
2015	10.053640	9.765841	-2.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.857604	16.104757	16.22%	0
2016	13.182429	13.857604	5.12%	0
2015	13.832820	13.182429	-4.70%	0
2014	13.646993	13.832820	1.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.862248	12.894242	8.70%	0
2016	11.524151	11.862248	2.93%	0
2015	12.007817	11.524151	-4.03%	0
2014	11.869132	12.007817	1.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.863957	14.451641	12.34%	0
2016	12.356019	12.863957	4.11%	0
2015	12.909768	12.356019	-4.29%	0
2014	12.711924	12.909768	1.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.399247	10.729593	3.18%	0
2016	10.247265	10.399247	1.48%	0
2015	10.642320	10.247265	-3.71%	0
2014	10.617216	10.642320	0.24%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	9.671607	10.767721	11.33%	0
2016	9.445041	9.671607	2.40%	0
2015	10.174105	9.445041	-7.17%	0
2014	10.256969	10.174105	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.621435	10.994249	14.27%	0
2016	9.338048	9.621435	3.03%	0
2015	10.120470	9.338048	-7.73%	0
2014	10.328824	10.120470	-2.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.374070	13.680812	10.56%	0
2016	11.950326	12.374070	3.55%	0
2015	12.452701	11.950326	-4.03%	0
2014	12.276790	12.452701	1.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.199747	15.118765	14.54%	0
2016	12.646773	13.199747	4.37%	0
2015	13.237570	12.646773	-4.46%	0
2014	13.051624	13.237570	1.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.422035	12.175729	6.60%	0
2016	11.108054	11.422035	2.83%	0
2015	11.574948	11.108054	-4.03%	0
2014	11.464916	11.574948	0.96%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	9.854919	9.920206	0.66%	0
2016	9.830905	9.854919	0.24%	0
2015	10.187665	9.830905	-3.50%	0
2014	10.013896	10.187665	1.74%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.795029	13.488708	14.36%	0
2016	10.915728	11.795029	8.06%	0
2015	11.620494	10.915728	-6.06%	0
2014	11.616473	11.620494	0.03%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.280369	12.456615	10.43%	0
2016	10.690752	11.280369	5.52%	0
2015	11.219089	10.690752	-4.71%	0
2014	11.355023	11.219089	-1.20%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.125393	11.154073	37.27%	0
2016	7.775871	8.125393	4.49%	0
2015	9.543087	7.775871	-18.52%	0
2014*	10.000000	9.543087	-4.57%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.512448	9.420197	-0.97%	0
2016	9.733635	9.512448	-2.27%	0
2015	10.045634	9.733635	-3.11%	0
2014*	10.000000	10.045634	0.46%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.067221	7.842763	-2.78%	0
2016	8.315865	8.067221	-2.99%	0
2015	8.573053	8.315865	-3.00%	0
2014	8.838201	8.573053	-3.00%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.130672	11.061921	21.15%	0
2016	9.326203	9.130672	-2.10%	0
2015	9.707865	9.326203	-3.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.433425	11.986716	14.89%	0
2016	9.824957	10.433425	6.19%	0
2015	10.230971	9.824957	-3.97%	0
2014*	10.000000	10.230971	2.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.120571	10.910645	7.81%	0
2016	9.814126	10.120571	3.12%	0
2015	10.135272	9.814126	-3.17%	0
2014*	10.000000	10.135272	1.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.297107	11.468377	11.37%	0
2016	9.852156	10.297107	4.52%	0
2015	10.211204	9.852156	-3.52%	0
2014*	10.000000	10.211204	2.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	9.876858	10.125861	2.52%	0
2016	9.765096	9.876858	1.14%	0
2015	10.040545	9.765096	-2.74%	0
2014*	10.000000	10.040545	0.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	9.790932	10.830750	10.62%	0
2016	9.547895	9.790932	2.55%	0
2015	10.172965	9.547895	-6.14%	0
2014	10.236231	10.172965	-0.62%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	9.825375	11.148341	13.46%	0
2016	9.470124	9.825375	3.75%	0
2015	10.165102	9.470124	-6.84%	0
2014	10.300924	10.165102	-1.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.247929	11.226513	9.55%	0
2016	9.859692	10.247929	3.94%	0
2015	10.198780	9.859692	-3.32%	0
2014*	10.000000	10.198780	1.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.338178	11.701680	13.19%	0
2016	9.823776	10.338178	5.24%	0
2015	10.202098	9.823776	-3.71%	0
2014*	10.000000	10.202098	2.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.073158	10.671942	5.94%	0
2016	9.823567	10.073158	2.54%	0
2015	10.130499	9.823567	-3.03%	0
2014*	10.000000	10.130499	1.30%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.145286	12.517994	12.32%	0
2016	9.551065	11.145286	16.69%	0
2015	10.102505	9.551065	-5.46%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.472588	9.771015	3.15%	0
2016	8.987565	9.472588	5.40%	0
2015	9.541346	8.987565	-5.80%	0
2014	9.468705	9.541346	0.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	11.096483	13.513545	21.78%	0
2016	11.728649	11.096483	-5.39%	0
2015	12.171159	11.728649	-3.64%	0
2014	12.719644	12.171159	-4.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.324950	9.895924	18.87%	0
2016	8.174522	8.324950	1.84%	0
2015	8.903408	8.174522	-8.19%	0
2014*	10.000000	8.903408	-10.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	15.529284	19.566244	26.00%	0
2016	15.695839	15.529284	-1.06%	0
2015	15.690248	15.695839	0.04%	0
2014	14.685196	15.690248	6.84%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.580370	17.285087	10.94%	0
2016	13.840110	15.580370	12.57%	0
2015	14.776055	13.840110	-6.33%	0
2014	13.817666	14.776055	6.94%	207
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	15.395649	19.045817	23.71%	0
2016	14.964278	15.395649	2.88%	0
2015	15.480705	14.964278	-3.34%	0
2014	15.387206	15.480705	0.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.302921	20.212670	10.43%	0
2016	16.044444	18.302921	14.08%	0
2015	17.032233	16.044444	-5.80%	0
2014	15.005045	17.032233	13.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.203659	13.577649	21.19%	0
2016	10.663589	11.203659	5.06%	0
2015	10.910935	10.663589	-2.27%	0
2014*	10.000000	10.910935	9.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	11.826482	12.512525	5.80%	0
2016	9.680656	11.826482	22.17%	0
2015	10.619713	9.680656	-8.84%	0
2014*	10.000000	10.619713	6.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	11.714101	12.896408	10.09%	0
2016	9.830698	11.714101	19.16%	0
2015	10.303281	9.830698	-4.59%	0
2014*	10.000000	10.303281	3.03%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.386864	13.313433	16.92%	0
2016	10.537819	11.386864	8.06%	0
2015	10.763075	10.537819	-2.09%	0
2014*	10.000000	10.763075	7.63%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	10.935081	11.259706	2.97%	0
2016	10.517325	10.935081	3.97%	0
2015	11.493219	10.517325	-8.49%	0
2014	9.212937	11.493219	24.75%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	10.724386	12.643574	17.90%	0
2016	9.900213	10.724386	8.32%	0
2015	10.089067	9.900213	-1.87%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	8.990415	8.859158	-1.46%	0
2016	9.042376	8.990415	-0.57%	0
2015	9.353964	9.042376	-3.33%	0
2014	9.595871	9.353964	-2.52%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	11.021901	12.208496	10.77%	0
2016	9.399903	11.021901	17.26%	0
2015	10.188070	9.399903	-7.74%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	8.891627	9.201965	3.49%	0
2016	9.225332	8.891627	-3.62%	0
2015	10.017632	9.225332	-7.91%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.309145	9.965355	7.05%	0
2016	8.786525	9.309145	5.95%	0
2015	9.777169	8.786525	-10.13%	0
2014	10.109526	9.777169	-3.29%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	9.687442	9.667189	-0.21%	0
2016	8.822284	9.687442	9.81%	0
2015	9.396767	8.822284	-6.11%	0
2014	9.553440	9.396767	-1.64%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	9.432295	9.343661	-0.94%	0
2016	9.315982	9.432295	1.25%	0
2015	9.851236	9.315982	-5.43%	0
2014	10.266405	9.851236	-4.04%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	10.893321	14.405805	32.24%	0
2016	11.246987	10.893321	-3.14%	0
2015	11.184144	11.246987	0.56%	0
2014	11.297800	11.184144	-1.01%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.582341	10.539370	9.99%	0
2016	8.748766	9.582341	9.53%	0
2015	9.932025	8.748766	-11.91%	0
2014	10.192863	9.932025	-2.56%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	5.812719	5.754210	-1.01%	0
2016	5.216243	5.812719	11.43%	0
2015	7.234390	5.216243	-27.90%	0
2014	9.164854	7.234390	-21.06%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	11.376706	12.115703	6.50%	0
2016	10.358857	11.376706	9.83%	0
2015	10.937940	10.358857	-5.29%	0
2014	11.120030	10.937940	-1.64%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.158691	9.838417	7.42%	0
2016	9.174791	9.158691	-0.18%	0
2015	10.189702	9.174791	-9.96%	0
2014	10.473324	10.189702	-2.71%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.582327	10.087722	5.27%	0
2016	9.503219	9.582327	0.83%	0
2015	10.219589	9.503219	-7.01%	0
2014	10.313054	10.219589	-0.91%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	12.374901	12.786756	3.33%	0
2016	11.353904	12.374901	8.99%	0
2015	11.915859	11.353904	-4.72%	0
2014	11.899704	11.915859	0.14%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	8.997576	8.837677	-1.78%	0
2016	9.155598	8.997576	-1.73%	0
2015	9.419092	9.155598	-2.80%	0
2014	9.638278	9.419092	-2.27%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.765709	9.929866	1.68%	0
2016	9.813375	9.765709	-0.49%	0
2015	10.083037	9.813375	-2.67%	0
2014	9.979009	10.083037	1.04%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.567700	9.736778	1.77%	0
2016	9.426084	9.567700	1.50%	0
2015	9.894516	9.426084	-4.73%	0
2014	9.908883	9.894516	-0.14%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	12.268741	12.737052	3.82%	0
2016	11.115277	12.268741	10.38%	0
2015	11.965879	11.115277	-7.11%	0
2014	12.372595	11.965879	-3.29%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	12.923533	13.137965	1.66%	0
2016	12.222043	12.923533	5.74%	0
2015	12.580672	12.222043	-2.85%	0
2014	12.673333	12.580672	-0.73%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	7.967082	10.270024	28.91%	0
2016	8.160558	7.967082	-2.37%	0
2015	9.283966	8.160558	-12.10%	0
2014	9.723739	9.283966	-4.52%	0
ProFunds - ProFund VP Banks - Q/NQ
2017	15.270808	17.468577	14.39%	0
2016	12.774472	15.270808	19.54%	0
2015	13.226884	12.774472	-3.42%	0
2014	12.353976	13.226884	7.07%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	8.731715	10.415219	19.28%	0
2016	7.596379	8.731715	14.95%	0
2015	9.098205	7.596379	-16.51%	0
2014	9.224172	9.098205	-1.37%	0
ProFunds - ProFund VP Bear - Q/NQ
2017	2.924130	2.326965	-20.42%	0
2016	3.466904	2.924130	-15.66%	0
2015	3.759235	3.466904	-7.78%	0
2014	4.519482	3.759235	-16.82%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	21.313049	25.336349	18.88%	0
2016	25.994066	21.313049	-18.01%	0
2015	25.941938	25.994066	0.20%	0
2014	20.615415	25.941938	25.84%	0
ProFunds - ProFund VP Bull - Q/NQ
2017	15.357319	17.779650	15.77%	0
2016	14.436305	15.357319	6.38%	0
2015	14.951314	14.436305	-3.44%	0
2014	13.827852	14.951314	8.12%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	14.208512	15.858636	11.61%	0
2016	14.145479	14.208512	0.45%	0
2015	14.000079	14.145479	1.04%	0
2014	13.093885	14.000079	6.92%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	17.137594	19.678652	14.83%	0
2016	16.956412	17.137594	1.07%	0
2015	16.697794	16.956412	1.55%	0
2014	15.306846	16.697794	9.09%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	6.433648	8.317124	29.28%	0
2016	5.974280	6.433648	7.69%	0
2015	7.453415	5.974280	-19.85%	0
2014	7.956196	7.453415	-6.32%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	9.897792	11.494438	16.13%	0
2016	9.464025	9.897792	4.58%	0
2015	10.947831	9.464025	-13.55%	0
2014	12.354938	10.947831	-11.39%	0
ProFunds - ProFund VP Financials - Q/NQ
2017	14.843943	17.019285	14.65%	0
2016	13.268965	14.843943	11.87%	0
2015	13.886929	13.268965	-4.45%	0
2014	12.678635	13.886929	9.53%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	16.671667	19.556029	17.30%	0
2016	17.911935	16.671667	-6.92%	0
2015	17.582718	17.911935	1.87%	0
2014	14.653536	17.582718	19.99%	0
ProFunds - ProFund VP Industrials - Q/NQ
2017	14.217517	16.881532	18.74%	0
2016	12.468231	14.217517	14.03%	0
2015	13.309110	12.468231	-6.32%	0
2014	12.995958	13.309110	2.41%	0
ProFunds - ProFund VP International - Q/NQ
2017	9.323080	11.015602	18.15%	0
2016	9.700402	9.323080	-3.89%	0
2015	10.365673	9.700402	-6.42%	0
2014	11.629303	10.365673	-10.87%	0
ProFunds - ProFund VP Internet - Q/NQ
2017	16.755418	22.114346	31.98%	0
2016	16.367162	16.755418	2.37%	0
2015	14.019843	16.367162	16.74%	0
2014	14.293205	14.019843	-1.91%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2017	11.967369	13.751569	14.91%	0
2016	12.285675	11.967369	-2.59%	0
2015	11.970266	12.285675	2.63%	0
2014	11.954803	11.970266	0.13%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	18.595274	23.518081	26.47%	0
2016	18.211536	18.595274	2.11%	0
2015	17.472237	18.211536	4.23%	0
2014	15.394487	17.472237	13.50%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	10.093169	9.480403	-6.07%	0
2016	8.378273	10.093169	20.47%	0
2015	11.272385	8.378273	-25.67%	0
2014	13.038269	11.272385	-13.54%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	15.592154	16.692324	7.06%	0
2016	16.696522	15.592154	-6.61%	0
2015	16.480696	16.696522	1.31%	0
2014	14.234481	16.480696	15.78%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	2.969694	3.032922	2.13%	0
2016	1.964625	2.969694	51.16%	0
2015	3.016541	1.964625	-34.87%	0
2014	4.084936	3.016541	-26.15%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2017	12.245825	12.835775	4.82%	0
2016	11.939854	12.245825	2.56%	0
2015	12.269352	11.939854	-2.69%	0
2014	10.117476	12.269352	21.27%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.197217	2.732277	-14.54%	0
2016	3.475247	3.197217	-8.00%	0
2015	3.640527	3.475247	-4.54%	0
2014	5.381688	3.640527	-32.35%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	15.965542	20.995116	31.50%	0
2016	12.887010	15.965542	23.89%	0
2015	13.678978	12.887010	-5.79%	0
2014	10.482296	13.678978	30.50%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	5.974256	4.181776	-30.00%	0
2016	7.352758	5.974256	-18.75%	0
2015	6.797106	7.352758	8.17%	0
2014	7.218744	6.797106	-5.84%	0
ProFunds - ProFund VP Short International - Q/NQ
2017	4.201942	3.234999	-23.01%	0
2016	4.603011	4.201942	-8.71%	0
2015	4.931897	4.603011	-6.67%	0
2014	4.945949	4.931897	-0.28%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.311131	1.675925	-27.48%	0
2016	2.648926	2.311131	-12.75%	0
2015	3.140547	2.648926	-15.65%	0
2014	4.016152	3.140547	-21.80%	0
ProFunds - ProFund VP Technology - Q/NQ
2017	14.777075	19.379084	31.14%	0
2016	13.559121	14.777075	8.98%	0
2015	13.650520	13.559121	-0.67%	0
2014	11.914245	13.650520	14.57%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	13.105784	12.443690	-5.05%	0
2016	11.104853	13.105784	18.02%	0
2015	11.276648	11.104853	-1.52%	0
2014	11.560065	11.276648	-2.45%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	13.046966	13.857337	6.21%	0
2016	13.490874	13.046966	-3.29%	0
2015	14.739546	13.490874	-8.47%	0
2014	11.140893	14.739546	32.30%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	37.182847	60.720529	63.30%	0
2016	35.286710	37.182847	5.37%	0
2015	32.021797	35.286710	10.20%	0
2014	24.301915	32.021797	31.77%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.594854	0.317713	-46.59%	0
2016	0.768538	0.594854	-22.60%	0
2015	1.074470	0.768538	-28.47%	0
2014	1.724213	1.074470	-37.68%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2017	14.127550	15.163068	7.33%	0
2016	12.655129	14.127550	11.63%	0
2015	13.939028	12.655129	-9.21%	0
2014	11.415160	13.939028	22.11%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2017	5.529329	6.033582	9.12%	0
2016	4.479146	5.529329	23.45%	0
2015	4.853638	4.479146	-7.72%	0
2014	4.838341	4.853638	0.32%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	11.021235	12.983472	17.80%	0
2016	8.681741	11.021235	26.95%	0
2015	10.822598	8.681741	-19.78%	0
2014	11.363856	10.822598	-4.76%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	22.450641	28.190904	25.57%	0
2016	28.807392	22.450641	-22.07%	0
2015	27.378708	28.807392	5.22%	0
2014	21.270431	27.378708	28.72%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	2.437440	2.469254	1.31%	0
2016	2.275878	2.437440	7.10%	0
2015	3.544502	2.275878	-35.79%	0
2014	5.537725	3.544502	-35.99%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	18.189315	19.679461	8.19%	0
2016	17.786692	18.189315	2.26%	0
2015	17.262574	17.786692	3.04%	0
2014	15.801170	17.262574	9.25%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	16.663421	25.625179	53.78%	0
2016	13.140129	16.663421	26.81%	0
2015	14.143075	13.140129	-7.09%	0
2014	12.482964	14.143075	13.30%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	12.174522	15.478999	27.14%	0
2016	10.093250	12.174522	20.62%	0
2015	10.191072	10.093250	-0.96%	0
2014	8.490677	10.191072	20.03%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2017	7.815112	7.106324	-9.07%	0
2016	6.132567	7.815112	27.44%	0
2015	9.061459	6.132567	-32.32%	0
2014	11.480281	9.061459	-21.07%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	5.921335	4.673197	-21.08%	0
2016	4.956524	5.921335	19.47%	0
2015	7.481879	4.956524	-33.75%	0
2014	10.916688	7.481879	-31.46%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	4.595490	5.733166	24.76%	0
2016	5.017148	4.595490	-8.40%	0
2015	5.572902	5.017148	-9.97%	0
2014	6.565478	5.572902	-15.12%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	7.376710	8.270590	12.12%	0
2016	6.565162	7.376710	12.36%	0
2015	7.049255	6.565162	-6.87%	0
2014	6.455204	7.049255	9.20%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	13.153814	13.989088	6.35%	0
2016	13.605612	13.153814	-3.32%	0
2015	14.779609	13.605612	-7.94%	0
2014	11.314927	14.779609	30.62%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	16.089765	19.176626	19.19%	0
2016	18.367117	16.089765	-12.40%	0
2015	18.114655	18.367117	1.39%	0
2014	14.985378	18.114655	20.88%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.376009	10.756724	3.67%	0
2016	9.582652	10.376009	8.28%	0
2015	9.949665	9.582652	-3.69%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2017	16.857196	21.906885	29.96%	0
2016	16.638367	16.857196	1.32%	0
2015	15.829799	16.638367	5.11%	0
2014	16.006289	15.829799	-1.10%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.634714	0.375868	-40.78%	0
2016	0.930034	0.634714	-31.75%	0
2015	1.042573	0.930034	-10.79%	0
2014	1.373879	1.042573	-24.11%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.777986	2.455370	-11.61%	0
2016	2.950452	2.777986	-5.85%	0
2015	3.079169	2.950452	-4.18%	0
2014	4.227657	3.079169	-27.17%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.785971	1.497817	-16.13%	0
2016	2.276657	1.785971	-21.55%	0
2015	2.373779	2.276657	-4.09%	0
2014	2.767056	2.373779	-14.21%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	1.509627	1.103327	-26.91%	0
2016	1.719205	1.509627	-12.19%	0
2015	2.034245	1.719205	-15.49%	0
2014	2.577370	2.034245	-21.07%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.741799	1.461768	-16.08%	0
2016	2.252360	1.741799	-22.67%	0
2015	2.319684	2.252360	-2.90%	0
2014	2.623576	2.319684	-11.58%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	2.430874	1.948963	-19.82%	0
2016	2.847800	2.430874	-14.64%	0
2015	3.072111	2.847800	-7.30%	0
2014	3.702305	3.072111	-17.02%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	8.908759	12.989688	45.81%	0
2016	8.435636	8.908759	5.61%	0
2015	7.765004	8.435636	8.64%	0
2014	9.463608	7.765004	-17.95%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	14.240304	16.592646	16.52%	0
2016	13.398008	14.240304	6.29%	0
2015	13.770602	13.398008	-2.71%	0
2014	13.207734	13.770602	4.26%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	17.619696	20.929365	18.78%	0
2016	14.009938	17.619696	25.77%	0
2015	15.284319	14.009938	-8.34%	0
2014	14.077027	15.284319	8.58%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	32.249757	53.026858	64.43%	0
2016	30.332949	32.249757	6.32%	0
2015	27.280588	30.332949	11.19%	0
2014	20.592080	27.280588	32.48%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	19.902986	25.316780	27.20%	0
2016	19.358834	19.902986	2.81%	0
2015	18.437991	19.358834	4.99%	0
2014	16.184453	18.437991	13.92%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2017	14.065829	17.981938	27.84%	0
2016	12.529596	14.065829	12.26%	0
2015	13.010615	12.529596	-3.70%	0
2014	11.310615	13.010615	15.03%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	4.355459	4.524480	3.88%	0
2016	2.712492	4.355459	60.57%	0
2015	4.016422	2.712492	-32.46%	0
2014	5.009957	4.016422	-19.83%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	9.358883	9.683105	3.46%	0
2016	8.758250	9.358883	6.86%	0
2015	9.262987	8.758250	-5.45%	0
2014	7.891438	9.262987	17.38%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	14.161539	15.499364	9.45%	0
2016	14.554537	14.161539	-2.70%	0
2015	15.206578	14.554537	-4.29%	0
2014	14.428038	15.206578	5.40%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	13.404803	15.606541	16.42%	0
2016	10.595481	13.404803	26.51%	0
2015	12.013732	10.595481	-11.81%	0
2014	11.876145	12.013732	1.16%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	14.124405	19.661413	39.20%	0
2016	12.092557	14.124405	16.80%	0
2015	12.676958	12.092557	-4.61%	0
2014	10.484135	12.676958	20.92%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	16.009814	19.319926	20.68%	0
2016	16.088958	16.009814	-0.49%	0
2015	16.409317	16.088958	-1.95%	0
2014	15.047871	16.409317	9.05%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	13.695986	15.394020	12.40%	0
2016	12.026062	13.695986	13.89%	0
2015	13.681416	12.026062	-12.10%	0
2014	12.713272	13.681416	7.62%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	17.290531	19.920485	15.21%	0
2016	17.355351	17.290531	-0.37%	0
2015	17.659107	17.355351	-1.72%	0
2014	18.492594	17.659107	-4.51%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	13.659164	14.992802	9.76%	0
2016	10.924478	13.659164	25.03%	0
2015	12.778689	10.924478	-14.51%	0
2014	12.343997	12.778689	3.52%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	16.021970	18.042438	12.61%	0
2016	13.915108	16.021970	15.14%	0
2015	14.399264	13.915108	-3.36%	0
2014	14.844778	14.399264	-3.00%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	12.733256	12.318002	-3.26%	0
2016	9.963482	12.733256	27.80%	0
2015	11.880878	9.963482	-16.14%	0
2014	12.089702	11.880878	-1.73%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	6.910918	5.520854	-20.11%	0
2016	6.657871	6.910918	3.80%	0
2015	6.055267	6.657871	9.95%	0
2014	5.078015	6.055267	19.24%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2017	13.307443	17.122062	28.67%	0
2016	12.350285	13.307443	7.75%	0
2015	12.592113	12.350285	-1.92%	0
2014	11.774077	12.592113	6.95%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	7.911827	8.124371	2.69%	0
2016	6.946760	7.911827	13.89%	0
2015	7.678275	6.946760	-9.53%	0
2014	7.714031	7.678275	-0.46%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	13.765715	16.294544	18.37%	0
2016	12.293685	13.765715	11.97%	0
2015	14.752167	12.293685	-16.67%	0
2014	12.384513	14.752167	19.12%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	13.070272	14.076095	7.70%	0
2016	11.580990	13.070272	12.86%	0
2015	12.888011	11.580990	-10.14%	0
2014	10.811342	12.888011	19.21%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	4.497190	5.205254	15.74%	0
2016	5.078308	4.497190	-11.44%	0
2015	6.294783	5.078308	-19.33%	0
2014	8.310871	6.294783	-24.26%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.421551	9.374034	-0.50%	0
2016	9.480580	9.421551	-0.62%	0
2015	9.863108	9.480580	-3.88%	0
2014	10.030305	9.863108	-1.67%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	5.774125	5.506282	-4.64%	0
2016	4.141784	5.774125	39.41%	0
2015	6.416209	4.141784	-35.45%	0
2014	8.177108	6.416209	-21.53%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2017	11.451910	12.831771	12.05%	0
2016	11.314480	11.451910	1.21%	0
2015	11.527320	11.314480	-1.85%	0
2014	11.106465	11.527320	3.79%	0
2013	9.857578	11.106465	12.67%	0
2012	8.973417	9.857578	9.85%	0
2011*	10.000000	8.973417	-10.27%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2017	9.204724	8.845248	-3.91%	0
2016	6.746130	9.204724	36.44%	0
2015	11.215988	6.746130	-39.85%	0
2014	10.342939	11.215988	8.44%	0
2013*	10.000000	10.342939	3.43%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2017	10.235213	12.394667	21.10%	0
2016	9.781931	10.235213	4.63%	0
2015	10.229660	9.781931	-4.38%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.280901	9.324210	0.47%	0
2016	9.174485	9.280901	1.16%	0
2015	9.707669	9.174485	-5.49%	0
2014	9.698211	9.707669	0.10%	0
2013	10.935856	9.698211	-11.32%	0
2012	10.510292	10.935856	4.05%	0
2011*	10.000000	10.510292	5.10%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2017	10.048180	11.732601	16.76%	0
2016	9.136678	10.048180	9.98%	0
2015*	10.000000	9.136678	-8.63%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2017	10.814875	11.397411	5.39%	0
2016	9.262781	10.814875	16.76%	0
2015*	10.000000	9.262781	-7.37%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2017	9.394457	10.255673	9.17%	0
2016	9.340617	9.394457	0.58%	0
2015	9.815443	9.340617	-4.84%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2017	10.711177	13.040058	21.74%	0
2016	10.852360	10.711177	-1.30%	0
2015	11.201848	10.852360	-3.12%	0
2014	11.346647	11.201848	-1.28%	0
2013*	10.000000	11.346647	13.47%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	11.030953	12.155430	10.19%	0
2016	10.965600	11.030953	0.60%	0
2015	11.430912	10.965600	-4.07%	0
2014	11.573030	11.430912	-1.23%	0
2013	10.438409	11.573030	10.87%	0
2012	9.796712	10.438409	6.55%	0
2011	10.491392	9.796712	-6.62%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2017	9.487160	10.547527	11.18%	0
2016	9.221718	9.487160	2.88%	0
2015	9.911859	9.221718	-6.96%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2017	5.175342	5.091371	-1.62%	0
2016	4.767386	5.175342	8.56%	0
2015	6.568703	4.767386	-27.42%	0
2014	8.168611	6.568703	-19.59%	0
2013	9.394968	8.168611	-13.05%	0
2012	9.903807	9.394968	-5.14%	0
2011	11.700255	9.903807	-15.35%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.343481	12.646282	11.49%	0
2016	10.160672	11.343481	11.64%	0
2015	10.756439	10.160672	-5.54%	0
2014*	10.000000	10.756439	7.56%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	9.991598	10.016016	0.24%	0
2016	9.463744	9.991598	5.58%	0
2015*	10.000000	9.463744	-5.36%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2017	10.780109	11.882654	10.23%	0
2016	10.816868	10.780109	-0.34%	0
2015	11.169689	10.816868	-3.16%	0
2014	10.922114	11.169689	2.27%	0
2013	9.772423	10.922114	11.76%	0
2012	8.986272	9.772423	8.75%	0
2011*	10.000000	8.986272	-10.14%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	10.454000	11.412496	9.17%	0
2016	9.164480	10.454000	14.07%	0
2015*	10.000000	9.164480	-8.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	9.884233	12.913921	30.65%	0
2016	10.143792	9.884233	-2.56%	0
2015*	10.000000	10.143792	1.44%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2017	9.959608	10.319017	3.61%	0
2016	9.001794	9.959608	10.64%	0
2015*	10.000000	9.001794	-9.98%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2017	9.806031	10.219946	4.22%	0
2016	9.367756	9.806031	4.68%	0
2015	9.858340	9.367756	-4.98%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.075394	14.189114	8.52%	0
2016	11.921200	13.075394	9.68%	0
2015	13.117752	11.921200	-9.12%	0
2014	13.162582	13.117752	-0.34%	0
2013	10.974686	13.162582	19.94%	0
2012	9.820785	10.974686	11.75%	0
2011	10.293078	9.820785	-4.59%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	10.515911	11.176658	6.28%	0
2016	9.516730	10.515911	10.50%	0
2015	10.566697	9.516730	-9.94%	0
2014	10.423618	10.566697	1.37%	0
2013*	10.000000	10.423618	4.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2017	11.734622	12.349665	5.24%	0
2016	10.794653	11.734622	8.71%	0
2015	11.562126	10.794653	-6.64%	0
2014	11.287692	11.562126	2.43%	0
2013*	10.000000	11.287692	12.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.269962	9.156379	-1.23%	0
2016	9.292608	9.269962	-0.24%	0
2015*	10.000000	9.292608	-7.07%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	9.517760	10.432957	9.62%	0
2016	9.413070	9.517760	1.11%	0
2015	10.314296	9.413070	-8.74%	0
2014	10.240239	10.314296	0.72%	0
2013*	10.000000	10.240239	2.40%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2017	9.376726	9.200928	-1.87%	0
2016	9.583796	9.376726	-2.16%	0
2015	9.946612	9.583796	-3.65%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2017	5.473846	5.766658	5.35%	0
2016	6.627003	5.473846	-17.40%	0
2015	6.946521	6.627003	-4.60%	0
2014	6.395849	6.946521	8.61%	0
2013	6.433906	6.395849	-0.59%	0
2012	7.478273	6.433906	-13.97%	0
2011	8.445621	7.478273	-11.45%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2017	9.426452	10.491954	11.30%	0
2016	9.663859	9.426452	-2.46%	0
2015	9.848912	9.663859	-1.88%	0
2014	9.887664	9.848912	-0.39%	0
2013	8.687284	9.887664	13.82%	0
2012	8.585485	8.687284	1.19%	0
2011	9.481843	8.585485	-9.45%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	7.295511	7.329771	0.47%	0
2016	7.564850	7.295511	-3.56%	0
2015	7.665149	7.564850	-1.31%	0
2014	7.558186	7.665149	1.42%	0
2013	7.673135	7.558186	-1.50%	0
2012	7.746882	7.673135	-0.95%	0
2011	7.732622	7.746882	0.18%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2017	10.226699	10.253694	0.26%	0
2016	9.720547	10.226699	5.21%	0
2015	9.958991	9.720547	-2.39%	0
2014	10.038570	9.958991	-0.79%	0
2013*	10.000000	10.038570	0.39%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2017	10.235555	10.894411	6.44%	0
2016	9.471350	10.235555	8.07%	0
2015	10.224371	9.471350	-7.36%	0
2014	9.981514	10.224371	2.43%	0
2013*	10.000000	9.981514	-0.18%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	9.995869	11.457053	14.62%	0
2016	10.586693	9.995869	-5.58%	0
2015	11.920490	10.586693	-11.19%	0
2014	12.985749	11.920490	-8.20%	0
2013	10.709483	12.985749	21.25%	0
2012	9.274386	10.709483	15.47%	0
2011	10.313800	9.274386	-10.08%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.145700	10.090705	23.88%	0
2016	6.959282	8.145700	17.05%	0
2015	8.984054	6.959282	-22.54%	0
2014	9.722455	8.984054	-7.59%	0
2013*	10.000000	9.722455	-2.78%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2017	9.608200	10.095852	5.08%	0
2016	8.594726	9.608200	11.79%	0
2015	9.443833	8.594726	-8.99%	0
2014	9.895371	9.443833	-4.56%	0
2013*	10.000000	9.895371	-1.05%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2017	10.210832	10.942668	7.17%	0
2016	9.941890	10.210832	2.71%	0
2015	10.522066	9.941890	-5.51%	0
2014	10.416267	10.522066	1.02%	0
2013	9.903451	10.416267	5.18%	0
2012	9.354429	9.903451	5.87%	0
2011*	10.000000	9.354429	-6.46%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	10.528646	11.181223	6.20%	0
2016	9.824931	10.528646	7.16%	0
2015	10.259911	9.824931	-4.24%	0
2014	10.290741	10.259911	-0.30%	0
2013	11.639267	10.290741	-11.59%	0
2012	10.190761	11.639267	14.21%	0
2011*	10.000000	10.190761	1.91%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.744354	10.627763	9.07%	0
2016	8.746076	9.744354	11.41%	0
2015	10.481450	8.746076	-16.56%	0
2014*	10.000000	10.481450	4.81%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2017	10.805891	11.488422	6.32%	0
2016	10.812833	10.805891	-0.06%	0
2015	11.319348	10.812833	-4.47%	0
2014	10.260185	11.319348	10.32%	0
2013	10.316726	10.260185	-0.55%	0
2012	8.193830	10.316726	25.91%	0
2011*	10.000000	8.193830	-18.06%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2017	9.928388	11.157644	12.38%	0
2016	9.711583	9.928388	2.23%	0
2015	10.722538	9.711583	-9.43%	0
2014	10.849047	10.722538	-1.17%	0
2013	9.672323	10.849047	12.17%	0
2012	8.779921	9.672323	10.16%	0
2011*	10.000000	8.779921	-12.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	12.977649	14.562813	12.21%	0
2016	12.285928	12.977649	5.63%	0
2015	12.555431	12.285928	-2.15%	0
2014	12.341225	12.555431	1.74%	0
2013	10.330451	12.341225	19.46%	0
2012	9.213613	10.330451	12.12%	0
2011*	10.000000	9.213613	-7.86%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	10.149442	10.500298	3.46%	0
2016	9.174407	10.149442	10.63%	0
2015	9.721451	9.174407	-5.63%	0
2014*	10.000000	9.721451	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2017	9.666614	9.660131	-0.07%	0
2016	9.754372	9.666614	-0.90%	0
2015	10.052195	9.754372	-2.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.762730	15.978056	16.10%	0
2016	13.105655	13.762730	5.01%	0
2015	13.766457	13.105655	-4.80%	0
2014	13.595537	13.766457	1.26%	0
2013	10.836230	13.595537	25.46%	0
2012	9.628374	10.836230	12.54%	0
2011	10.612818	9.628374	-9.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.781033	12.792797	8.59%	0
2016	11.457032	11.781033	2.83%	0
2015	11.950204	11.457032	-4.13%	0
2014	11.824373	11.950204	1.06%	0
2013	10.642644	11.824373	11.10%	0
2012	9.889998	10.642644	7.61%	0
2011	10.344856	9.889998	-4.40%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.775936	14.338002	12.23%	0
2016	12.284079	12.775936	4.00%	0
2015	12.847852	12.284079	-4.39%	0
2014	12.664006	12.847852	1.45%	0
2013	10.778937	12.664006	17.49%	0
2012	9.789069	10.778937	10.11%	0
2011	10.462333	9.789069	-6.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.328058	10.645189	3.07%	0
2016	10.187588	10.328058	1.38%	0
2015	10.591262	10.187588	-3.81%	0
2014	10.577180	10.591262	0.13%	0
2013	10.402420	10.577180	1.68%	0
2012	9.987131	10.402420	4.16%	0
2011	10.162452	9.987131	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	9.640400	10.721951	11.22%	0
2016	9.424250	9.640400	2.29%	0
2015	10.162179	9.424250	-7.26%	0
2014	10.255523	10.162179	-0.91%	0
2013*	10.000000	10.255523	2.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.590385	10.947509	14.15%	0
2016	9.317481	9.590385	2.93%	0
2015	10.108613	9.317481	-7.83%	0
2014	10.327369	10.108613	-2.12%	0
2013*	10.000000	10.327369	3.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.289380	13.573220	10.45%	0
2016	11.880745	12.289380	3.44%	0
2015	12.392971	11.880745	-4.13%	0
2014	12.230503	12.392971	1.33%	0
2013	10.714066	12.230503	14.15%	0
2012	9.840370	10.714066	8.88%	0
2011	10.397040	9.840370	-5.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.109364	14.999800	14.42%	0
2016	12.573101	13.109364	4.27%	0
2015	13.174048	12.573101	-4.56%	0
2014	13.002402	13.174048	1.32%	0
2013	10.797022	13.002402	20.43%	0
2012	9.724779	10.797022	11.03%	0
2011	10.527089	9.724779	-7.62%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.343852	12.079949	6.49%	0
2016	11.043364	11.343852	2.72%	0
2015	11.519417	11.043364	-4.13%	0
2014	11.421685	11.519417	0.86%	0
2013	10.596167	11.421685	7.79%	0
2012	9.937830	10.596167	6.62%	0
2011	10.282836	9.937830	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	9.797539	9.852309	0.56%	0
2016	9.783718	9.797539	0.14%	0
2015	10.149231	9.783718	-3.60%	0
2014	9.986412	10.149231	1.63%	0
2013	10.521498	9.986412	-5.09%	0
2012	10.137355	10.521498	3.79%	0
2011*	10.000000	10.137355	1.37%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.746945	13.419918	14.24%	0
2016	10.882425	11.746945	7.94%	0
2015	11.597000	10.882425	-6.16%	0
2014	11.604968	11.597000	-0.07%	0
2013*	10.000000	11.604968	16.05%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.234400	12.393101	10.31%	0
2016	10.658144	11.234400	5.41%	0
2015	11.196407	10.658144	-4.81%	0
2014	11.343768	11.196407	-1.30%	0
2013*	10.000000	11.343768	13.44%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2017	8.102921	11.111805	37.13%	0
2016	7.762354	8.102921	4.39%	0
2015	9.536353	7.762354	-18.60%	0
2014*	10.000000	9.536353	-4.64%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.486174	9.384514	-1.07%	0
2016	9.716733	9.486174	-2.37%	0
2015	10.038531	9.716733	-3.21%	0
2014*	10.000000	10.038531	0.39%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2017	8.008752	7.777915	-2.88%	0
2016	8.264084	8.008752	-3.09%	0
2015	8.528462	8.264084	-3.10%	0
2014	8.801300	8.528462	-3.10%	0
2013	9.082870	8.801300	-3.10%	0
2012	9.374250	9.082870	-3.11%	0
2011	9.673308	9.374250	-3.09%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2017	9.110559	11.026220	21.03%	0
2016	9.315234	9.110559	-2.20%	0
2015	9.706463	9.315234	-4.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	10.404600	11.941319	14.77%	0
2016	9.807889	10.404600	6.08%	0
2015	10.223750	9.807889	-4.07%	0
2014*	10.000000	10.223750	2.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	10.092599	10.869313	7.70%	0
2016	9.797078	10.092599	3.02%	0
2015	10.128119	9.797078	-3.27%	0
2014*	10.000000	10.128119	1.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	10.268637	11.424906	11.26%	0
2016	9.835033	10.268637	4.41%	0
2015	10.203989	9.835033	-3.62%	0
2014*	10.000000	10.203989	2.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	9.849584	10.087529	2.42%	0
2016	9.748152	9.849584	1.04%	0
2015	10.033459	9.748152	-2.84%	0
2014*	10.000000	10.033459	0.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	9.759323	10.784696	10.51%	0
2016	9.526872	9.759323	2.44%	0
2015	10.161045	9.526872	-6.24%	0
2014	10.234786	10.161045	-0.72%	0
2013*	10.000000	10.234786	2.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	9.793654	11.100933	13.35%	0
2016	9.449261	9.793654	3.64%	0
2015	10.153183	9.449261	-6.93%	0
2014	10.299468	10.153183	-1.42%	0
2013*	10.000000	10.299468	2.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	10.219614	11.183993	9.44%	0
2016	9.842558	10.219614	3.83%	0
2015	10.191570	9.842558	-3.42%	0
2014*	10.000000	10.191570	1.92%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	10.309626	11.657385	13.07%	0
2016	9.806731	10.309626	5.13%	0
2015	10.194904	9.806731	-3.81%	0
2014*	10.000000	10.194904	1.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	10.045319	10.631525	5.84%	0
2016	9.806490	10.045319	2.44%	0
2015	10.123340	9.806490	-3.13%	0
2014*	10.000000	10.123340	1.23%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	11.120738	12.477588	12.20%	0
2016	9.539834	11.120738	16.57%	0
2015	10.101044	9.539834	-5.56%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	9.436834	9.724136	3.04%	0
2016	8.962856	9.436834	5.29%	0
2015	9.524940	8.962856	-5.90%	0
2014	9.462179	9.524940	0.66%	0
2013*	10.000000	9.462179	-5.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	11.020495	13.407225	21.66%	0
2016	11.660327	11.020495	-5.49%	0
2015	12.112753	11.660327	-3.74%	0
2014	12.671682	12.112753	-4.41%	0
2013	10.800460	12.671682	17.33%	0
2012	9.649167	10.800460	11.93%	0
2011	11.017705	9.649167	-12.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	8.301934	9.858421	18.75%	0
2016	8.160309	8.301934	1.74%	0
2015	8.897115	8.160309	-8.28%	0
2014*	10.000000	8.897115	-11.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	15.422975	19.412332	25.87%	0
2016	15.604440	15.422975	-1.16%	0
2015	15.614976	15.604440	-0.07%	0
2014	14.629812	15.614976	6.73%	0
2013	11.232143	14.629812	30.25%	0
2012	9.981272	11.232143	12.53%	0
2011	10.643999	9.981272	-6.23%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.473690	17.149099	10.83%	0
2016	13.759496	15.473690	12.46%	0
2015	14.705146	13.759496	-6.43%	0
2014	13.765560	14.705146	6.83%	0
2013	10.520579	13.765560	30.84%	0
2012	9.233598	10.520579	13.94%	0
2011	10.146681	9.233598	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	15.290254	18.896012	23.58%	0
2016	14.877137	15.290254	2.78%	0
2015	15.406442	14.877137	-3.44%	0
2014	15.329207	15.406442	0.50%	0
2013	11.413141	15.329207	34.31%	0
2012	10.274485	11.413141	11.08%	0
2011	11.096472	10.274485	-7.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.177613	20.053663	10.32%	0
2016	15.950998	18.177613	13.96%	0
2015	16.950516	15.950998	-5.90%	0
2014	14.948450	16.950516	13.39%	0
2013	11.369872	14.948450	31.47%	0
2012	10.085854	11.369872	12.73%	0
2011	10.655251	10.085854	-5.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2017	11.172692	13.526214	21.06%	0
2016	10.645065	11.172692	4.96%	0
2015	10.903228	10.645065	-2.37%	0
2014*	10.000000	10.903228	9.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2017	11.793818	12.465126	5.69%	0
2016	9.663844	11.793818	22.04%	0
2015	10.612212	9.663844	-8.94%	0
2014*	10.000000	10.612212	6.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2017	11.681733	12.847551	9.98%	0
2016	9.813623	11.681733	19.04%	0
2015	10.296002	9.813623	-4.69%	0
2014*	10.000000	10.296002	2.96%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2017	11.355386	13.262998	16.80%	0
2016	10.519502	11.355386	7.95%	0
2015	10.755464	10.519502	-2.19%	0
2014*	10.000000	10.755464	7.55%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	10.893846	11.205719	2.86%	0
2016	10.488431	10.893846	3.87%	0
2015	11.473470	10.488431	-8.59%	0
2014	9.206582	11.473470	24.62%	0
2013*	10.000000	9.206582	-7.93%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2017	10.700775	12.602775	17.77%	0
2016	9.888590	10.700775	8.21%	0
2015	10.087615	9.888590	-1.97%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	8.938044	8.798494	-1.56%	0
2016	8.998972	8.938044	-0.68%	0
2015	9.318664	8.998972	-3.43%	0
2014	9.569524	9.318664	-2.62%	0
2013	9.865278	9.569524	-3.00%	0
2012	9.835164	9.865278	0.31%	0
2011*	10.000000	9.835164	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	10.997624	12.169083	10.65%	0
2016	9.388850	10.997624	17.13%	0
2015	10.186596	9.388850	-7.83%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2017	8.872034	9.172248	3.38%	0
2016	9.214475	8.872034	-3.72%	0
2015	10.016188	9.214475	-8.00%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2017	9.279083	9.922969	6.94%	0
2016	8.767169	9.279083	5.84%	0
2015	9.765713	8.767169	-10.22%	0
2014	10.108097	9.765713	-3.39%	0
2013*	10.000000	10.108097	1.08%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2017	9.650877	9.620805	-0.31%	0
2016	8.798028	9.650877	9.69%	0
2015	9.380608	8.798028	-6.21%	0
2014	9.546859	9.380608	-1.74%	0
2013*	10.000000	9.546859	-4.53%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2017	9.388112	9.290342	-1.04%	0
2016	9.281887	9.388112	1.14%	0
2015	9.825318	9.281887	-5.53%	0
2014	10.249965	9.825318	-4.14%	0
2013	10.112426	10.249965	1.36%	0
2012*	10.000000	10.112426	1.12%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	10.852213	14.336684	32.11%	0
2016	11.216073	10.852213	-3.24%	0
2015	11.164918	11.216073	0.46%	0
2014	11.290024	11.164918	-1.11%	0
2013*	10.000000	11.290024	12.90%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.526510	10.467202	9.87%	0
2016	8.706738	9.526510	9.42%	0
2015	9.894538	8.706738	-12.00%	0
2014	10.164871	9.894538	-2.66%	0
2013	10.478620	10.164871	-2.99%	0
2012	9.419805	10.478620	11.24%	0
2011*	10.000000	9.419805	-5.80%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2017	5.772905	5.708922	-1.11%	0
2016	5.185838	5.772905	11.32%	0
2015	7.199665	5.185838	-27.97%	0
2014	9.130287	7.199665	-21.15%	0
2013	11.048258	9.130287	-17.36%	0
2012	10.846757	11.048258	1.86%	0
2011	12.106277	10.846757	-10.40%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	11.298816	12.020386	6.39%	0
2016	10.298526	11.298816	9.71%	0
2015	10.885459	10.298526	-5.39%	0
2014	11.078100	10.885459	-1.74%	0
2013	12.298505	11.078100	-9.92%	0
2012	10.778085	12.298505	14.11%	0
2011	10.471595	10.778085	2.93%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.095934	9.760955	7.31%	0
2016	9.121293	9.095934	-0.28%	0
2015	10.140739	9.121293	-10.05%	0
2014	10.433751	10.140739	-2.81%	0
2013	11.524353	10.433751	-9.46%	0
2012	11.302647	11.524353	1.96%	0
2011	10.757826	11.302647	5.06%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.516759	10.008393	5.17%	0
2016	9.447899	9.516759	0.73%	0
2015	10.170579	9.447899	-7.11%	0
2014	10.274178	10.170579	-1.01%	0
2013	11.596241	10.274178	-11.40%	0
2012	11.199627	11.596241	3.54%	0
2011	10.755052	11.199627	4.13%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2017	12.290145	12.686119	3.22%	0
2016	11.287747	12.290145	8.88%	0
2015	11.858654	11.287747	-4.81%	0
2014	11.854812	11.858654	0.03%	0
2013	11.582031	11.854812	2.36%	0
2012	10.467690	11.582031	10.65%	0
2011	10.463293	10.467690	0.04%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	8.945096	8.777092	-1.88%	0
2016	9.111563	8.945096	-1.83%	0
2015	9.383470	9.111563	-2.90%	0
2014	9.611738	9.383470	-2.37%	0
2013	9.942315	9.611738	-3.32%	0
2012	9.703294	9.942315	2.46%	0
2011*	10.000000	9.703294	-2.97%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.708822	9.861875	1.58%	0
2016	9.766249	9.708822	-0.59%	0
2015	10.044981	9.766249	-2.77%	0
2014	9.951610	10.044981	0.94%	0
2013	10.485251	9.951610	-5.09%	0
2012	9.882690	10.485251	6.10%	0
2011*	10.000000	9.882690	-1.17%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2017	9.536836	9.695387	1.66%	0
2016	9.405347	9.536836	1.40%	0
2015	9.882922	9.405347	-4.83%	0
2014	9.907484	9.882922	-0.25%	0
2013*	10.000000	9.907484	-0.93%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2017	12.184637	12.636726	3.71%	0
2016	11.050440	12.184637	10.26%	0
2015	11.908355	11.050440	-7.20%	0
2014	12.325820	11.908355	-3.39%	0
2013	11.377016	12.325820	8.34%	0
2012	10.149041	11.377016	12.10%	0
2011	10.689931	10.149041	-5.06%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2017	12.835094	13.034657	1.55%	0
2016	12.150892	12.835094	5.63%	0
2015	12.520337	12.150892	-2.95%	0
2014	12.625556	12.520337	-0.83%	0
2013	11.842921	12.625556	6.61%	0
2012	10.709885	11.842921	10.58%	0
2011	10.756419	10.709885	-0.43%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Asia 30 - Q/NQ
2017	7.912511	10.189221	28.77%	0
2016	8.112999	7.912511	-2.47%	0
2015	9.239393	8.112999	-12.19%	0
2014	9.687046	9.239393	-4.62%	0
2013	8.695063	9.687046	11.41%	0
2012	7.771180	8.695063	11.89%	0
2011	10.985197	7.771180	-29.26%	0
ProFunds - ProFund VP Banks - Q/NQ
2017	15.181830	17.348953	14.27%	0
2016	12.713113	15.181830	19.42%	0
2015	13.176949	12.713113	-3.52%	0
2014	12.320043	13.176949	6.96%	0
2013	9.526716	12.320043	29.32%	0
2012	7.370159	9.526716	29.26%	0
2011*	10.000000	7.370159	-26.30%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2017	8.680833	10.343892	19.16%	0
2016	7.559884	8.680833	14.83%	0
2015	9.063841	7.559884	-16.59%	0
2014	9.198809	9.063841	-1.47%	0
2013	8.015594	9.198809	14.76%	0
2012	7.625564	8.015594	5.11%	0
2011*	10.000000	7.625564	-23.74%	0
ProFunds - ProFund VP Bear - Q/NQ
2017	2.904079	2.308633	-20.50%	0
2016	3.446686	2.904079	-15.74%	0
2015	3.741170	3.446686	-7.87%	0
2014	4.502424	3.741170	-16.91%	0
2013	6.326283	4.502424	-28.83%	0
2012	7.828553	6.326283	-19.19%	0
2011	8.866130	7.828553	-11.70%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2017	21.188948	25.162943	18.76%	0
2016	25.869324	21.188948	-18.09%	0
2015	25.844098	25.869324	0.10%	0
2014	20.558824	25.844098	25.71%	0
2013	12.597151	20.558824	63.20%	0
2012	9.239648	12.597151	36.34%	0
2011*	10.000000	9.239648	-7.60%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2017	15.252142	17.639739	15.65%	0
2016	14.352185	15.252142	6.27%	0
2015	14.879526	14.352185	-3.54%	0
2014	13.775668	14.879526	8.01%	0
2013	10.956047	13.775668	25.74%	0
2012	9.928403	10.956047	10.35%	0
2011	10.245296	9.928403	-3.09%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2017	14.125779	15.750091	11.50%	0
2016	14.077595	14.125779	0.34%	0
2015	13.947272	14.077595	0.93%	0
2014	13.057958	13.947272	6.81%	0
2013	10.490706	13.057958	24.47%	0
2012	9.766504	10.490706	7.42%	0
2011*	10.000000	9.766504	-2.33%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2017	17.037773	19.543923	14.71%	0
2016	16.874997	17.037773	0.96%	0
2015	16.634767	16.874997	1.44%	0
2014	15.264822	16.634767	8.97%	0
2013	11.262574	15.264822	35.54%	0
2012	9.519775	11.262574	18.31%	0
2011*	10.000000	9.519775	-4.80%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2017	6.389573	8.251670	29.14%	0
2016	5.939452	6.389573	7.58%	0
2015	7.417621	5.939452	-19.93%	0
2014	7.926162	7.417621	-6.42%	0
2013	8.741283	7.926162	-9.32%	0
2012	8.465470	8.741283	3.26%	0
2011	10.879732	8.465470	-22.19%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2017	9.829997	11.403977	16.01%	0
2016	9.408873	9.829997	4.48%	0
2015	10.895278	9.408873	-13.64%	0
2014	12.308334	10.895278	-11.48%	0
2013	10.442644	12.308334	17.87%	0
2012	9.243392	10.442644	12.97%	0
2011	10.468940	9.243392	-11.71%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Financials - Q/NQ
2017	14.757508	16.902799	14.54%	0
2016	13.205266	14.757508	11.75%	0
2015	13.834531	13.205266	-4.55%	0
2014	12.643829	13.834531	9.42%	0
2013	9.879126	12.643829	27.99%	0
2012	8.174256	9.879126	20.86%	0
2011*	10.000000	8.174256	-18.26%	0
ProFunds - ProFund VP Health Care - Q/NQ
2017	16.574605	19.422203	17.18%	0
2016	17.825984	16.574605	-7.02%	0
2015	17.516404	17.825984	1.77%	0
2014	14.613324	17.516404	19.87%	0
2013	10.790445	14.613324	35.43%	0
2012	9.485402	10.790445	13.76%	0
2011*	10.000000	9.485402	-5.15%	0
ProFunds - ProFund VP Industrials - Q/NQ
2017	14.134697	16.765946	18.62%	0
2016	12.408360	14.134697	13.91%	0
2015	13.258877	12.408360	-6.41%	0
2014	12.960272	13.258877	2.30%	0
2013	9.678563	12.960272	33.91%	0
2012	8.625987	9.678563	12.20%	0
2011*	10.000000	8.625987	-13.74%	0
ProFunds - ProFund VP International - Q/NQ
2017	9.259204	10.928886	18.03%	0
2016	9.643856	9.259204	-3.99%	0
2015	10.315896	9.643856	-6.51%	0
2014	11.585405	10.315896	-10.96%	0
2013	10.005556	11.585405	15.79%	0
2012	8.907126	10.005556	12.33%	0
2011	10.730478	8.907126	-16.99%	0
ProFunds - ProFund VP Internet - Q/NQ
2017	16.657808	21.962930	31.85%	0
2016	16.288567	16.657808	2.27%	0
2015	13.966913	16.288567	16.62%	0
2014	14.253948	13.966913	-2.01%	0
2013	9.695861	14.253948	47.01%	0
2012	8.355369	9.695861	16.04%	0
2011*	10.000000	8.355369	-16.45%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2017	11.885382	13.643307	14.79%	0
2016	12.214051	11.885382	-2.69%	0
2015	11.912766	12.214051	2.53%	0
2014	11.909671	11.912766	0.03%	0
2013	8.291118	11.909671	43.64%	0
2012	6.959766	8.291118	19.13%	0
2011	8.816769	6.959766	-21.06%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2017	18.467997	23.333127	26.34%	0
2016	18.105499	18.467997	2.00%	0
2015	17.388430	18.105499	4.12%	0
2014	15.336456	17.388430	13.38%	0
2013	11.786902	15.336456	30.11%	0
2012	10.465953	11.786902	12.62%	0
2011	10.645094	10.465953	-1.68%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2017	10.024022	9.405772	-6.17%	0
2016	8.329442	10.024022	20.34%	0
2015	11.218289	8.329442	-25.75%	0
2014	12.989094	11.218289	-13.63%	0
2013	10.803876	12.989094	20.23%	0
2012	10.836399	10.803876	-0.30%	0
2011	10.936699	10.836399	-0.92%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2017	15.501360	16.578061	6.95%	0
2016	16.616382	15.501360	-6.71%	0
2015	16.418520	16.616382	1.21%	0
2014	14.195413	16.418520	15.66%	0
2013	11.129376	14.195413	27.55%	0
2012	10.268889	11.129376	8.38%	0
2011*	10.000000	10.268889	2.69%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2017	2.952384	3.012144	2.02%	0
2016	1.955186	2.952384	51.00%	0
2015	3.005148	1.955186	-34.94%	0
2014	4.073715	3.005148	-26.23%	0
2013	6.775063	4.073715	-39.87%	0
2012	8.182754	6.775063	-17.20%	0
2011*	10.000000	8.182754	-18.17%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Real Estate - Q/NQ
2017	12.174511	12.747913	4.71%	0
2016	11.882522	12.174511	2.46%	0
2015	12.223039	11.882522	-2.79%	0
2014	10.089682	12.223039	21.14%	0
2013	10.402951	10.089682	-3.01%	0
2012	9.162923	10.402951	13.53%	0
2011*	10.000000	9.162923	-8.37%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2017	3.175320	2.710773	-14.63%	0
2016	3.454997	3.175320	-8.09%	0
2015	3.623043	3.454997	-4.64%	0
2014	5.361364	3.623043	-32.42%	0
2013	4.750138	5.361364	12.87%	0
2012	5.267953	4.750138	-9.83%	0
2011	8.698374	5.267953	-39.44%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2017	15.872536	20.851371	31.37%	0
2016	12.825123	15.872536	23.76%	0
2015	13.627345	12.825123	-5.89%	0
2014	10.453495	13.627345	30.36%	0
2013	8.082160	10.453495	29.34%	0
2012	8.704424	8.082160	-7.15%	0
2011*	10.000000	8.704424	-12.96%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2017	5.933340	4.148850	-30.08%	0
2016	7.309918	5.933340	-18.83%	0
2015	6.764485	7.309918	8.06%	0
2014	7.191510	6.764485	-5.94%	0
2013	7.438690	7.191510	-3.32%	0
2012	8.829091	7.438690	-15.75%	0
2011	8.232973	8.829091	7.24%	0
ProFunds - ProFund VP Short International - Q/NQ
2017	4.173177	3.209548	-23.09%	0
2016	4.576197	4.173177	-8.81%	0
2015	4.908224	4.576197	-6.76%	0
2014	4.927286	4.908224	-0.39%	0
2013	6.437371	4.927286	-23.46%	0
2012	8.321216	6.437371	-22.64%	0
2011	8.434537	8.321216	-1.34%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2017	2.295290	1.662720	-27.56%	0
2016	2.633477	2.295290	-12.84%	0
2015	3.125469	2.633477	-15.74%	0
2014	4.001000	3.125469	-21.88%	0
2013	5.848943	4.001000	-31.59%	0
2012	7.433993	5.848943	-21.32%	0
2011	8.568994	7.433993	-13.25%	0
ProFunds - ProFund VP Technology - Q/NQ
2017	14.691048	19.246488	31.01%	0
2016	13.494053	14.691048	8.87%	0
2015	13.599026	13.494053	-0.77%	0
2014	11.881545	13.599026	14.46%	0
2013	9.794078	11.881545	21.31%	0
2012	9.163554	9.794078	6.88%	0
2011*	10.000000	9.163554	-8.36%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2017	13.029443	12.358489	-5.15%	0
2016	11.051525	13.029443	17.90%	0
2015	11.234071	11.051525	-1.62%	0
2014	11.528311	11.234071	-2.55%	0
2013	10.615825	11.528311	8.60%	0
2012	9.402975	10.615825	12.90%	0
2011*	10.000000	9.402975	-5.97%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2017	12.957668	13.748365	6.10%	0
2016	13.412325	12.957668	-3.39%	0
2015	14.668849	13.412325	-8.57%	0
2014	11.098898	14.668849	32.16%	536
2013	14.160183	11.098898	-21.62%	0
2012	14.473579	14.160183	-2.17%	0
2011	10.407079	14.473579	39.07%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2017	36.928470	60.243237	63.13%	0
2016	35.081355	36.928470	5.27%	0
2015	31.868284	35.081355	10.08%	0
2014	24.210351	31.868284	31.63%	0
2013	13.954043	24.210351	73.50%	0
2012	10.766953	13.954043	29.60%	0
2011	11.245036	10.766953	-4.25%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2017	0.590771	0.315210	-46.64%	0
2016	0.764049	0.590771	-22.68%	0
2015	1.069297	0.764049	-28.55%	0
2014	1.717694	1.069297	-37.75%	0
2013	3.451263	1.717694	-50.23%	0
2012	5.499150	3.451263	-37.24%	0
2011	7.291903	5.499150	-24.59%	0
ProFunds - ProFund VP Utilities - Q/NQ
2017	14.045310	15.059314	7.22%	0
2016	12.594383	14.045310	11.52%	0
2015	13.886439	12.594383	-9.30%	0
2014	11.383813	13.886439	21.98%	0
2013	10.367724	11.383813	9.80%	0
2012	10.685150	10.367724	-2.97%	0
2011*	10.000000	10.685150	6.85%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2017	5.471663	5.964519	9.01%	0
2016	4.436995	5.471663	23.32%	0
2015	4.812922	4.436995	-7.81%	0
2014	4.802694	4.812922	0.21%	0
2013	3.836596	4.802694	25.18%	0
2012	3.187649	3.836596	20.36%	0
2011	4.229865	3.187649	-24.64%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2017	10.906340	12.834919	17.68%	0
2016	8.600080	10.906340	26.82%	0
2015	10.731882	8.600080	-19.86%	0
2014	11.280258	10.731882	-4.86%	0
2013	11.497559	11.280258	-1.89%	0
2012	10.717007	11.497559	7.28%	0
2011	13.238427	10.717007	-19.05%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2017	22.216865	27.868692	25.44%	0
2016	28.536788	22.216865	-22.15%	0
2015	27.149523	28.536788	5.11%	0
2014	21.114117	27.149523	28.58%	0
2013	14.130046	21.114117	49.43%	0
2012	10.724121	14.130046	31.76%	0
2011	10.006594	10.724121	7.17%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2017	2.412006	2.440980	1.20%	0
2016	2.254450	2.412006	6.99%	0
2015	3.514789	2.254450	-35.86%	0
2014	5.496983	3.514789	-36.06%	0
2013	5.861087	5.496983	-6.21%	0
2012	6.135483	5.861087	-4.47%	0
2011	6.781946	6.135483	-9.53%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2017	17.999953	19.454581	8.08%	0
2016	17.619623	17.999953	2.16%	0
2015	17.118073	17.619623	2.93%	0
2014	15.685073	17.118073	9.14%	0
2013	12.620979	15.685073	24.28%	0
2012	11.945026	12.620979	5.66%	0
2011	10.834994	11.945026	10.24%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2017	16.489879	25.332267	53.62%	0
2016	13.016643	16.489879	26.68%	0
2015	14.024633	13.016643	-7.19%	0
2014	12.391198	14.024633	13.18%	0
2013	7.859396	12.391198	57.66%	0
2012	6.924220	7.859396	13.51%	0
2011	6.549997	6.924220	5.71%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2017	12.047717	15.302042	27.01%	0
2016	9.998386	12.047717	20.50%	0
2015	10.105706	9.998386	-1.06%	0
2014	8.428240	10.105706	19.90%	0
2013	6.440212	8.428240	30.87%	0
2012	6.577726	6.440212	-2.09%	0
2011	8.128041	6.577726	-19.07%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2017	7.733683	7.025059	-9.16%	0
2016	6.074922	7.733683	27.31%	0
2015	8.985572	6.074922	-32.39%	0
2014	11.395905	8.985572	-21.15%	0
2013	9.525051	11.395905	19.64%	0
2012	9.599894	9.525051	-0.78%	0
2011	10.521827	9.599894	-8.76%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2017	5.859618	4.619724	-21.16%	0
2016	4.909913	5.859618	19.34%	0
2015	7.419182	4.909913	-33.82%	0
2014	10.836413	7.419182	-31.53%	0
2013	9.026653	10.836413	20.05%	0
2012	9.278771	9.026653	-2.72%	0
2011	10.556201	9.278771	-12.10%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2017	4.547586	5.667577	24.63%	0
2016	4.969967	4.547586	-8.50%	0
2015	5.526204	4.969967	-10.07%	0
2014	6.517188	5.526204	-15.21%	0
2013	5.428551	6.517188	20.05%	0
2012	4.605131	5.428551	17.88%	0
2011	5.600047	4.605131	-17.77%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2017	7.299855	8.176015	12.00%	0
2016	6.503444	7.299855	12.25%	0
2015	6.990188	6.503444	-6.96%	0
2014	6.407714	6.990188	9.09%	0
2013	5.184119	6.407714	23.60%	0
2012	4.361076	5.184119	18.87%	0
2011	5.289897	4.361076	-17.56%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2017	13.016636	13.828962	6.24%	0
2016	13.477576	13.016636	-3.42%	0
2015	14.655638	13.477576	-8.04%	0
2014	11.231593	14.655638	30.49%	0
2013	14.178962	11.231593	-20.79%	0
2012	14.206854	14.178962	-0.20%	0
2011	10.361667	14.206854	37.11%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2017	15.922236	18.957462	19.06%	0
2016	18.194600	15.922236	-12.49%	0
2015	17.963033	18.194600	1.29%	0
2014	14.875263	17.963033	20.76%	0
2013	10.824535	14.875263	37.42%	0
2012	9.534967	10.824535	13.52%	0
2011	9.398743	9.534967	1.45%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2017	10.353171	10.722016	3.56%	0
2016	9.571394	10.353171	8.17%	0
2015	9.948234	9.571394	-3.79%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Internet Fund - Q/NQ
2017	16.681637	21.656488	29.82%	0
2016	16.482022	16.681637	1.21%	0
2015	15.697236	16.482022	5.00%	0
2014	15.888630	15.697236	-1.20%	0
2013	10.842146	15.888630	46.55%	0
2012	9.377515	10.842146	15.62%	0
2011	10.987025	9.377515	-14.65%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2017	0.628087	0.371555	-40.84%	0
2016	0.921285	0.628087	-31.82%	0
2015	1.033832	0.921285	-10.89%	0
2014	1.363770	1.033832	-24.19%	0
2013	2.508300	1.363770	-45.63%	0
2012	3.338540	2.508300	-24.87%	0
2011	4.724178	3.338540	-29.33%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2017	2.749042	2.427278	-11.70%	0
2016	2.922718	2.749042	-5.94%	0
2015	3.053374	2.922718	-4.28%	0
2014	4.196571	3.053374	-27.24%	0
2013	3.757360	4.196571	11.69%	0
2012	4.134016	3.757360	-9.11%	0
2011	6.132917	4.134016	-32.59%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2017	1.767351	1.480692	-16.22%	0
2016	2.255235	1.767351	-21.63%	0
2015	2.353875	2.255235	-4.19%	0
2014	2.746689	2.353875	-14.30%	0
2013	3.913667	2.746689	-29.82%	0
2012	4.947716	3.913667	-20.90%	0
2011	5.509701	4.947716	-10.20%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2017	1.493884	1.090697	-26.99%	0
2016	1.703029	1.493884	-12.28%	0
2015	2.017192	1.703029	-15.57%	0
2014	2.558403	2.017192	-21.15%	0
2013	3.721483	2.558403	-31.25%	0
2012	4.721258	3.721483	-21.18%	0
2011	5.417871	4.721258	-12.86%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2017	1.723661	1.445055	-16.16%	0
2016	2.231206	1.723661	-22.75%	0
2015	2.300267	2.231206	-3.00%	0
2014	2.604294	2.300267	-11.67%	0
2013	3.886674	2.604294	-32.99%	0
2012	4.901228	3.886674	-20.70%	0
2011	5.474412	4.901228	-10.47%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2017	2.405529	1.926657	-19.91%	0
2016	2.821022	2.405529	-14.73%	0
2015	3.046374	2.821022	-7.40%	0
2014	3.675078	3.046374	-17.11%	0
2013	5.161369	3.675078	-28.80%	0
2012	6.416592	5.161369	-19.56%	0
2011	7.279706	6.416592	-11.86%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2017	8.815960	12.841186	45.66%	0
2016	8.356336	8.815960	5.50%	0
2015	7.699950	8.356336	8.52%	0
2014	9.394024	7.699950	-18.03%	0
2013	6.214356	9.394024	51.17%	0
2012	5.340084	6.214356	16.37%	0
2011	7.756053	5.340084	-31.15%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2017	14.092002	16.402969	16.40%	0
2016	13.272099	14.092002	6.18%	0
2015	13.655290	13.272099	-2.81%	0
2014	13.110659	13.655290	4.15%	0
2013	9.500524	13.110659	38.00%	0
2012	8.082013	9.500524	17.55%	0
2011	8.140501	8.082013	-0.72%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2017	17.436215	20.690141	18.66%	0
2016	13.878309	17.436215	25.64%	0
2015	15.156345	13.878309	-8.43%	0
2014	13.973563	15.156345	8.46%	0
2013	9.598485	13.973563	45.58%	0
2012	7.967736	9.598485	20.47%	0
2011	8.897846	7.967736	-10.45%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2017	31.913812	52.420647	64.26%	0
2016	30.047866	31.913812	6.21%	0
2015	27.052072	30.047866	11.07%	0
2014	20.440644	27.052072	32.34%	0
2013	11.704594	20.440644	74.64%	0
2012	9.006287	11.704594	29.96%	0
2011	9.357073	9.006287	-3.75%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2017	19.695807	25.027506	27.07%	0
2016	19.177023	19.695807	2.71%	0
2015	18.283672	19.177023	4.89%	0
2014	16.065552	18.283672	13.81%	0
2013	12.315528	16.065552	30.45%	0
2012	10.884860	12.315528	13.14%	0
2011	10.993810	10.884860	-0.99%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2017	13.919332	17.776367	27.71%	0
2016	12.411865	13.919332	12.15%	0
2015	12.901663	12.411865	-3.80%	0
2014	11.227463	12.901663	14.91%	0
2013	7.776540	11.227463	44.38%	0
2012	6.565331	7.776540	18.45%	0
2011	6.855006	6.565331	-4.23%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2017	4.310039	4.472690	3.77%	0
2016	2.686965	4.310039	60.41%	0
2015	3.982752	2.686965	-32.53%	0
2014	4.973096	3.982752	-19.91%	0
2013	9.522744	4.973096	-47.78%	0
2012	10.248129	9.522744	-7.08%	0
2011	13.944156	10.248129	-26.51%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2017	9.261405	9.572410	3.36%	0
2016	8.675944	9.261405	6.75%	0
2015	9.185401	8.675944	-5.55%	0
2014	7.833411	9.185401	17.26%	0
2013	7.777288	7.833411	0.72%	0
2012	6.782423	7.777288	14.67%	0
2011	6.843928	6.782423	-0.90%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Retailing Fund - Q/NQ
2017	14.014082	15.322206	9.33%	0
2016	14.417807	14.014082	-2.80%	0
2015	15.079277	14.417807	-4.39%	0
2014	14.322027	15.079277	5.29%	0
2013	10.883756	14.322027	31.59%	0
2012	9.619406	10.883756	13.14%	0
2011	9.426961	9.619406	2.04%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2017	13.265068	15.427973	16.31%	0
2016	10.495819	13.265068	26.38%	0
2015	11.913025	10.495819	-11.90%	0
2014	11.788752	11.913025	1.05%	0
2013	7.672371	11.788752	53.65%	0
2012	6.484969	7.672371	18.31%	0
2011	7.620835	6.484969	-14.90%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2017	13.977210	19.436541	39.06%	0
2016	11.978850	13.977210	16.68%	0
2015	12.570718	11.978850	-4.71%	0
2014	10.407000	12.570718	20.79%	0
2013	6.365615	10.407000	63.49%	0
2012	5.077479	6.365615	25.37%	0
2011	5.455071	5.077479	-6.92%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2017	15.843160	19.099173	20.55%	0
2016	15.937861	15.843160	-0.59%	0
2015	16.271984	15.937861	-2.05%	0
2014	14.937328	16.271984	8.94%	0
2013	10.907902	14.937328	36.94%	0
2012	9.935288	10.907902	9.79%	0
2011	10.365285	9.935288	-4.15%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2017	13.553312	15.218014	12.28%	0
2016	11.913038	13.553312	13.77%	0
2015	13.566830	11.913038	-12.19%	0
2014	12.619809	13.566830	7.50%	0
2013	8.965220	12.619809	40.76%	0
2012	7.569982	8.965220	18.43%	0
2011	8.067387	7.569982	-6.17%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2017	17.110443	19.692755	15.09%	0
2016	17.192277	17.110443	-0.48%	0
2015	17.511239	17.192277	-1.82%	0
2014	18.356686	17.511239	-4.61%	0
2013	14.131662	18.356686	29.90%	0
2012	12.567252	14.131662	12.45%	0
2011	13.054395	12.567252	-3.73%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2017	13.516867	14.821376	9.65%	0
2016	10.821789	13.516867	24.90%	0
2015	12.671657	10.821789	-14.60%	0
2014	12.253243	12.671657	3.41%	0
2013	9.311173	12.253243	31.60%	0
2012	8.214312	9.311173	13.35%	0
2011	9.129529	8.214312	-10.02%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2017	15.855155	17.836228	12.49%	0
2016	13.784389	15.855155	15.02%	0
2015	14.278714	13.784389	-3.46%	0
2014	14.735704	14.278714	-3.10%	0
2013	10.761582	14.735704	36.93%	0
2012	10.041449	10.761582	7.17%	0
2011	10.010135	10.041449	0.31%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2017	12.600554	12.177079	-3.36%	0
2016	9.869800	12.600554	27.67%	0
2015	11.781322	9.869800	-16.23%	0
2014	12.000769	11.781322	-1.83%	0
2013	8.670823	12.000769	38.40%	0
2012	7.433814	8.670823	16.64%	0
2011	8.471267	7.433814	-12.25%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2017	6.838956	5.457750	-20.20%	0
2016	6.595325	6.838956	3.69%	0
2015	6.004584	6.595325	9.84%	0
2014	5.040710	6.004584	19.12%	0
2013	5.361155	5.040710	-5.98%	0
2012	5.904037	5.361155	-9.20%	0
2011	6.363495	5.904037	-7.22%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2017	13.168856	16.926355	28.53%	0
2016	12.234233	13.168856	7.64%	0
2015	12.486674	12.234233	-2.02%	0
2014	11.687535	12.486674	6.84%	0
2013	8.908247	11.687535	31.20%	0
2012	8.210045	8.908247	8.50%	0
2011	9.330628	8.210045	-12.01%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2017	7.829397	8.031470	2.58%	0
2016	6.881458	7.829397	13.78%	0
2015	7.613958	6.881458	-9.62%	0
2014	7.657301	7.613958	-0.57%	0
2013	6.727346	7.657301	13.82%	0
2012	6.621339	6.727346	1.60%	0
2011	7.982524	6.621339	-17.05%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2017	13.622341	16.108270	18.25%	0
2016	12.178153	13.622341	11.86%	0
2015	14.628627	12.178153	-16.75%	0
2014	12.293462	14.628627	19.00%	8,585
2013	8.421673	12.293462	45.97%	0
2012	7.391894	8.421673	13.93%	0
2011	8.582319	7.391894	-13.87%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2017	12.934221	13.915256	7.58%	0
2016	11.472220	12.934221	12.74%	0
2015	12.780148	11.472220	-10.23%	0
2014	10.731916	12.780148	19.09%	0
2013	9.747033	10.731916	10.10%	0
2012	9.948485	9.747033	-2.02%	0
2011	8.827993	9.948485	12.69%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2017	4.450345	5.145744	15.63%	0
2016	5.030576	4.450345	-11.53%	0
2015	6.242055	5.030576	-19.41%	0
2014	8.249775	6.242055	-24.34%	0
2013	8.760351	8.249775	-5.83%	0
2012	8.971176	8.760351	-2.35%	0
2011	9.611718	8.971176	-6.66%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2017	9.391130	9.334164	-0.61%	0
2016	9.459682	9.391130	-0.72%	0
2015	9.851536	9.459682	-3.98%	0
2014	10.028883	9.851536	-1.77%	0
2013*	10.000000	10.028883	0.29%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	5.740471	5.468557	-4.74%	0
2016	4.121875	5.740471	39.27%	0
2015	6.391972	4.121875	-35.51%	0
2014	8.154651	6.391972	-21.62%	0
2013	7.613537	8.154651	7.11%	0
2012	7.600402	7.613537	0.17%	0
2011*	10.000000	7.600402	-24.00%	0

NATIONWIDE

VARIABLE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

To The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-4:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-4 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contact owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 5 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 5, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 13, 2018

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

ALPS FUNDS

VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)

AMERICAN CENTURY INVESTORS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

Global Small Capitalization Fund - Class 4 (AMVGS4)

Insurance Series(R) - International Fund: Class 4 (AMVI4)

Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

Global Allocation V.I. Fund - Class III (MLVGA3)

VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

DELEWARE FUNDS BY MACQUIRE

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Mid Cap Stock Portfolio - Service Shares (DVMCSS)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

Contrafund(R)Portfolio - Service Class 2 (FC2)

VIP Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Service Class 2 (FHI2)

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

INVESCO INVESTMENTS

VI Balanced-Risk Allocation Fund - Series II Shares (IVBRA2)

VI International Growth Fund - Series II Shares (AVIE2)

V.I. Equally-Weighted S&P 500 Fund - Series II Shares (IVEW52)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)

Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Global Technology Portfolio: Service Shares (JAGTS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LEGG MASON

Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)

ClearBridge Variable Aggressive Growth Portfolio - Class II (LPVCA2)

ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Mid Cap Value Portfolio - Service Class (MV3MVS)

VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)

MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)

Utilities Series - Service Class (MVUSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MERGER FUNDS

The Merger Fund VL (MGRFV)

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

Emerging Markets Debt Portfolio - Class II (MSEMB)

The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II (MSVGT2)

Global Real Estate Portfolio - Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class II (NVRE2)

NVIT Money Market Fund - Class II (NVMM2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Class Shares (NBARMS)

NORTHERN LIGHTS

7Twelve Balanced Portfolio (NO7TB)

Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)

OPPENHEIMER FUNDS

International Growth Fund/VA - Service Shares (OVIGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

PIMCO FUNDS

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

Variable Insurance Trust - Unconstrained Bond Portfolio - Advisor Class (PMUBA)

Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs High Quality Floating Rate Fund - Advisor Shares (GVHQFA)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

PRO FUNDS

VP UltraShort NASDAQ-100 (PROUSN)

VP Access High Yield Fund (PROAHY)

VP Asia 30 (PROA30)

VP Banks (PROBNK)

VP Basic Materials (PROBM)

VP Bear (PROBR)

VP Biotechnology (PROBIO)

VP Bull (PROBL)

VP Consumer Goods (PROCG)

VP Consumer Services (PROCS)

VP Emerging Markets (PROEM)

VP Europe 30 (PROE30)

VP Financials (PROFIN)

VP Health Care (PROHC)

VP Industrials (PROIND)

VP International (PROINT)

VP Internet (PRONET)

VP Japan (PROJP)

VP NASDAQ-100 (PRON)

VP Oil & Gas (PROOG)

VP Pharmaceuticals (PROPHR)

VP Precious Metals (PROPM)

VP Real Estate (PRORE)

VP Rising Rates Opportunity (PRORRO)

VP Semiconductor (PROSCN)

VP Short Emerging Markets (PROSEM)

VP Short International (PROSIN)

VP Short NASDAQ-100 (PROSN)

VP Technology (PROTEC)

VP Telecommunications (PROTEL)

VP U.S. Government Plus (PROGVP)

VP UltraNASDAQ-100 (PROUN)

VP Utilities (PROUTL)

PUTNAM INVESTMENTS

VT Equity Income Fund: Class IB (PVEIB)

GUGGENHEIM INVESTMENTS

Global Managed Futures Strategy (RVMFU)

Variable Fund - Long Short Equity Fund (RSRF)

Variable Trust - Banking Fund (RBKF)

Variable Trust - Basic Materials Fund (RBMF)

Variable Trust - Biotechnology Fund (RBF)

Variable Trust - Commodities Strategy Fund (RVCMD)

Variable Trust - Consumer Products Fund (RCPF)

Variable Trust - Dow 2x Strategy Fund (RVLDD)

Variable Trust - Electronics Fund (RELF)

Variable Trust - Energy Fund (RENF)

Variable Trust - Energy Services Fund (RESF)

Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Variable Trust - Financial Services Fund (RFSF)

Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust - Health Care Fund (RHCF)

Variable Trust - Internet Fund (RINF)

Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Variable Trust - Japan 2x Strategy Fund (RLCJ)

Variable Trust - Leisure Fund (RLF)

Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust - NASDAQ-100(R) Fund (ROF)

Variable Trust - Nova Fund (RNF)

Variable Trust - Precious Metals Fund (RPMF)

Variable Trust - Real Estate Fund (RREF)

Variable Trust - Retailing Fund (RRF)

Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust - S&P 500 2x Strategy Fund (RTF)

Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust - Technology Fund (RTEC)

Variable Trust - Telecommunications Fund (RTEL)

Variable Trust - Transportation Fund (RTRF)

Variable Trust - Utilities Fund (RUTL)

Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

VIP Trust - Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Energy (WRENG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2017 and the period from April 27, 2016 (commencement of operations) to December 31, 2016.

MAINSTAY FUNDS

MainStay VP Convertible Portfolio: Service 2 Class (MNCPS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2017 and the period from May 3, 2016 (commencement of operations) to December 31, 2016.

BLACKROCK FUNDS

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2017 and the period from May 5, 2016 (commencement of operations) to December 31, 2016.

FIDELITY INVESTMENTS

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2017 and the period from May 10, 2016 (commencement of operations) to December 31, 2016.

FIDELITY INVESTMENTS

VIP Growth & Income Portfolio - Service Class 2 (FGI2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2017 and the period from June 2, 2016 (commencement of operations) to December 31, 2016.

BLACKROCK FUNDS

BlackRock Total Return V.I. Fund - Class III (BRVTR3)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2017 and the period from June 7, 2016 (commencement of operations) to December 31, 2016.

NATIONWIDE FUNDS GROUP

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, and the related statements of operations and changes in contract owners’ equity for the period from May 3, 2017 (commencement of operations) to December 31, 2017.

PIMCO FUNDS

PIMCO Income Portfolio: Advisor Class (PMVIV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, and the related statements of operations and changes in contract owners’ equity for the period from May 5, 2017 (commencement of operations) to December 31, 2017.

COLUMBIA FUNDS MANAGEMENT COMPANY

Variable Portfolio - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, and the related statements of operations and changes in contract owners’ equity for the period from May 10, 2017 (commencement of operations) to December 31, 2017.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia VP High Yield Bond Fund - Class 2 (CLVHY2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, and the related statements of operations and changes in contract owners’ equity for the period from May 18, 2017 (commencement of operations) to December 31, 2017.

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Global Gold Fund - Service Class (VVGGS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, and the related statements of operations and changes in contract owners’ equity for the period from June 9, 2017 (commencement of operations) to December 31, 2017.

PIMCO FUNDS

Foreign Bond Portfolio (U.S. Dollar-Hedged) - Advisor Class (PMVFHV)

Statement of operations for the period from January 1, 2017 to March 2, 2017 (closure) and the statements of changes in contract owners’ equity for the period from January 1, 2017 to March 2, 2017 (closure) and the year ended December 31, 2016.

Guggenheim Variable Fund - CLS Global Diversified Equity Fund (RVAMR)

Guggenheim Variable Fund - CLS Global Growth Fund (RVBER)

Guggenheim Variable Fund - CLS Growth and Income Fund (RVCLR)

Statement of operations for the period from January 1, 2017 to April 27, 2017 (closure) and the statements of changes in contract owners’ equity for the period from January 1, 2017 to April 27, 2017 (closure) and the year ended December 31, 2016.

Northern Lights Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)

Statement of operations for the period from January 1, 2017 to May 5, 2017 (closure) and the statements of changes in contract owners’ equity for the period from January 1, 2017 to May 5, 2017 (closure) and the year ended December 31, 2016.

Nationwide Funds Group Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)

Nationwide Funds Group NVIT Flexible Fixed Income Fund Class P (NVFIP)

Nationwide Funds Group NVIT Flexible Moderate Growth Fund Class P (NVFMGP)

Statement of operations for the period from January 1, 2017 to November 7, 2017 (closure) and the statements of changes in contract owners’ equity for the period from January 1, 2017 to November 7, 2017 (closure) and the year ended December 31, 2016.

Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)

Statement of changes in contract owners’ equity for the period from January 1, 2016 to April 28, 2016 (closure).

Nationwide Funds Group American Century NVIT Growth Fund - Class II (CAF2)

Statement of changes in contract owners’ equity for the period from January 1, 2016 to August 12, 2016 (closure).

Guggenheim Investments Series M (Macro Opportunities Series) (GSBLMO)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
84,509 shares (cost $926,764)	$991,291
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
344,136 shares (cost $3,165,302)	3,279,615
VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)
160,592 shares (cost $1,941,222)	2,167,996
VP Income & Growth Fund - Class I (ACVIG)
995,048 shares (cost $8,995,913)	10,656,965
VP Inflation Protection Fund - Class II (ACVIP2)
1,215,280 shares (cost $12,397,991)	12,408,007
VP Ultra(R) Fund - Class I (ACVU1)
61,085 shares (cost $968,967)	1,181,392
VP Value Fund - Class I (ACVV)
1,688,442 shares (cost $17,254,613)	18,927,430
Global Small Capitalization Fund - Class 4 (AMVGS4)
200,762 shares (cost $4,417,443)	5,000,972
Insurance Series(R) - International Fund: Class 4 (AMVI4)
196,442 shares (cost $3,714,134)	4,207,785
Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
835,980 shares (cost $11,264,653)	12,347,417
Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
163,200 shares (cost $3,582,918)	4,078,369
Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
1,114,885 shares (cost $10,816,861)	11,572,505
BlackRock High Yield V.I. Fund -Class III (BRVHY3)
1,244,236 shares (cost $9,185,211)	9,182,463
BlackRock Total Return V.I. Fund -Class III (BRVTR3)
180,078 shares (cost $2,122,456)	2,117,713
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
549,291 shares (cost $6,312,421)	6,657,407
Global Allocation V.I. Fund - Class III (MLVGA3)
2,070,150 shares (cost $29,790,232)	30,721,028
VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)
84,892 shares (cost $852,278)	941,452
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
78,029 shares (cost $534,932)	529,034
Variable Portfolio - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)
190,150 shares (cost $1,436,003)	1,471,761
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
192,863 shares (cost $801,597)	777,238
VIP Small Cap Value Series: Service Class (DWVSVS)
64,372 shares (cost $2,503,365)	2,737,096
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
336,528 shares (cost $6,474,217)	7,555,058
Floating-Rate Income Fund (ETVFR)
1,204,425 shares (cost $11,190,223)	11,165,016
Quality Bond Fund II - Primary Shares (FQB)
489 shares (cost $5,383)	5,404
Contrafund(R)Portfolio - Service Class 2 (FC2)
175,139 shares (cost $5,817,068)	6,488,886
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
34,852 shares (cost $531,999)	517,896
VIP Balanced Portfolio - Service Class 2 (FB2)
574,640 shares (cost $9,901,517)	10,533,148
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
482,952 shares (cost $10,670,005)	11,262,443
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
318,424 shares (cost $6,587,225)	7,075,375
VIP Growth Portfolio - Service Class 2 (FG2)

794,549 shares (cost $52,292,912)	$57,890,830
VIP High Income Portfolio - Service Class 2 (FHI2)
1,035,016 shares (cost $5,580,617)	5,454,535
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
371,332 shares (cost $4,701,848)	4,637,933
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
158,556 shares (cost $3,077,652)	3,034,754
VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)
1,013,998 shares (cost $11,807,388)	11,559,572
Franklin Income Securities Fund - Class 2 (FTVIS2)
1,155,051 shares (cost $17,527,549)	18,677,171
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
428,242 shares (cost $8,573,907)	8,479,193
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
861,975 shares (cost $14,037,357)	14,231,212
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
587,209 shares (cost $4,272,790)	4,339,473
VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)
406,946 shares (cost $4,467,507)	4,545,589
VI International Growth Fund - Series II Shares (AVIE2)
17,734 shares (cost $623,041)	697,480
V.I. Equally-Weighted S&P 500 Fund - Series II Shares (IVEW52)
379,512 shares (cost $6,549,079)	7,343,559
Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
63,375 shares (cost $973,386)	1,048,859
Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
49,515 shares (cost $506,518)	525,852
Balanced Portfolio: Service Shares (JABS)
136,299 shares (cost $4,522,040)	5,055,322
Enterprise Portfolio: Service Shares (JAMGS)
78,085 shares (cost $4,603,164)	5,205,940
Flexible Bond Portfolio: Service Shares (JAFBS)
305,890 shares (cost $3,958,116)	3,893,979
Global Technology Portfolio: Service Shares (JAGTS)
385,217 shares (cost $3,690,052)	4,453,112
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
635,208 shares (cost $12,429,020)	14,984,559
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
648,050 shares (cost $4,908,565)	4,873,332
ClearBridge Variable Aggressive Growth Portfolio - Class II (LPVCA2)
114,476 shares (cost $3,029,032)	3,065,660
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
85,329 shares (cost $1,414,994)	1,828,592
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
56,259 shares (cost $1,172,866)	1,404,236
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
225,645 shares (cost $3,801,507)	3,759,253
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
363,072 shares (cost $5,366,156)	5,220,971
MainStay VP Convertible Portfolio: Service 2 Class (MNCPS2)
165,390 shares (cost $2,093,305)	2,179,030
MFS Mid Cap Value Portfolio - Service Class (MV3MVS)
270,871 shares (cost $2,220,637)	2,418,880
VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)
38,591 shares (cost $1,833,206)	2,075,826
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
167,143 shares (cost $2,581,047)	2,647,548
Utilities Series - Service Class (MVUSC)
50,236 shares (cost $1,404,154)	1,455,826
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
322,814 shares (cost $7,751,506)	8,974,217
The Merger Fund VL (MGRFV)
339,914 shares (cost $3,621,256)	3,671,066
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

856,750 shares (cost $6,642,521)	$6,725,490
Emerging Markets Debt Portfolio - Class II (MSEMB)
1,315,425 shares (cost $10,277,880)	10,549,710
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II (MSVGT2)
159,274 shares (cost $1,600,038)	1,767,938
Global Real Estate Portfolio - Class II (VKVGR2)
1,264,437 shares (cost $13,279,544)	14,022,611
NVIT Bond Index Fund Class I (NVBX)
2,194,812 shares (cost $23,374,359)	22,847,988
NVIT International Index Fund Class I (NVIX)
2,726,335 shares (cost $25,785,144)	28,299,358
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
217,328 shares (cost $2,137,286)	2,416,682
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
168,029 shares (cost $1,799,497)	1,947,459
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
185,361 shares (cost $2,971,186)	3,093,682
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2,438,807 shares (cost $59,565,262)	64,677,169
American Funds NVIT Bond Fund - Class II (GVABD2)
337,280 shares (cost $3,897,028)	3,878,717
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
310,051 shares (cost $9,250,019)	9,828,607
American Funds NVIT Growth Fund - Class II (GVAGR2)
165,382 shares (cost $13,534,600)	14,517,209
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
210,484 shares (cost $11,399,406)	11,780,810
Federated NVIT High Income Bond Fund - Class I (HIBF)
537,980 shares (cost $3,712,971)	3,545,290
NVIT Emerging Markets Fund - Class I (GEM)
559,079 shares (cost $6,994,699)	7,648,206
NVIT Emerging Markets Fund - Class II (GEM2)
124,056 shares (cost $1,479,945)	1,676,000
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
111,272 shares (cost $1,168,117)	1,303,001
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
258,269 shares (cost $2,760,510)	3,014,004
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
57,685 shares (cost $795,593)	812,209
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
933,498 shares (cost $8,934,012)	9,540,347
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
1,192,698 shares (cost $13,637,366)	13,513,273
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
1,426,482 shares (cost $16,381,202)	15,705,568
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
1,356,240 shares (cost $13,925,471)	13,779,397
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2,364,378 shares (cost $25,591,557)	26,126,377
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
1,178,128 shares (cost $11,109,713)	11,557,432
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
860,026 shares (cost $9,374,467)	9,357,078
NVIT Core Bond Fund - Class II (NVCBD2)
251,752 shares (cost $2,725,033)	2,708,855
NVIT Core Plus Bond Fund - Class II (NVLCP2)
507,119 shares (cost $5,775,116)	5,705,086
NVIT Nationwide Fund - Class I (TRF)
204,532 shares (cost $3,634,877)	3,908,608
NVIT Nationwide Fund - Class II (TRF2)
19,305 shares (cost $322,654)	367,576
NVIT Government Bond Fund - Class I (GBF)
630,380 shares (cost $6,928,112)	6,751,370
NVIT Government Bond Fund - Class II (GBF2)

112,636 shares (cost $1,231,629)	$1,202,954
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
516,827 shares (cost $6,754,726)	7,028,849
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
433,500 shares (cost $6,645,738)	6,983,683
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
516,370 shares (cost $9,214,500)	9,588,983
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,509,690 shares (cost $15,235,974)	15,217,678
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
4,759,247 shares (cost $60,928,084)	61,965,401
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
1,455,236 shares (cost $19,825,209)	20,533,383
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2,010,088 shares (cost $22,746,680)	22,854,698
NVIT Mid Cap Index Fund - Class I (MCIF)
1,152,449 shares (cost $28,519,582)	29,986,733
NVIT Money Market Fund - Class I (SAM)
59,198 shares (cost $59,198)	59,198
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
542,325 shares (cost $5,683,086)	6,507,899
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
623,356 shares (cost $5,975,259)	7,149,889
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
607,998 shares (cost $6,988,693)	8,201,898
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
1,050,909 shares (cost $10,495,113)	11,339,303
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
8,331 shares (cost $96,189)	102,467
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
673,723 shares (cost $7,387,706)	7,963,410
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
889,147 shares (cost $9,565,209)	10,091,819
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
279,110 shares (cost $5,035,924)	5,389,606
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
59,736 shares (cost $979,597)	1,079,427
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
300,018 shares (cost $4,272,400)	4,602,282
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
90,784 shares (cost $1,299,023)	1,358,123
NVIT Multi-Manager Small Company Fund - Class I (SCF)
215,970 shares (cost $4,516,800)	4,889,553
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
64,013 shares (cost $1,290,759)	1,374,357
NVIT Multi-Sector Bond Fund - Class I (MSBF)
1,226,658 shares (cost $11,522,027)	11,358,850
NVIT Short Term Bond Fund - Class II (NVSTB2)
1,307,786 shares (cost $13,574,547)	13,378,646
NVIT Large Cap Growth Fund - Class II (NVOLG2)
329,545 shares (cost $5,947,987)	6,445,905
Templeton NVIT International Value Fund - Class III (NVTIV3)
69,053 shares (cost $780,081)	882,495
Invesco NVIT Comstock Value Fund - Class II (EIF2)
64,476 shares (cost $1,158,280)	1,287,577
NVIT Real Estate Fund - Class II (NVRE2)
413,426 shares (cost $2,673,395)	2,637,660
NVIT Money Market Fund - Class II (NVMM2)
157,673,268 shares (cost $157,673,268)	157,673,268
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
514,583 shares (cost $6,085,798)	6,648,410
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
230,007 shares (cost $2,834,180)	3,079,798
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

198,147 shares (cost $2,052,113)	$2,239,062
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)
127,263 shares (cost $1,334,719)	1,407,531
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)
150,710 shares (cost $1,608,147)	1,811,533
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)
143,879 shares (cost $1,520,235)	1,673,312
NVIT Small Cap Index Fund - Class II (NVSIX2)
1,910,027 shares (cost $24,402,064)	25,842,659
NVIT S&P 500 Index Fund - Class I (GVEX1)
7,964,795 shares (cost $123,450,206)	139,702,503
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)
115,075 shares (cost $1,136,086)	1,278,482
Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)
97,221 shares (cost $912,599)	962,489
7Twelve Balanced Portfolio (NO7TB)
151,455 shares (cost $1,706,743)	1,888,650
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
597,455 shares (cost $6,041,381)	5,920,780
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
2,537,283 shares (cost $26,629,341)	26,210,134
International Growth Fund/VA- Service Shares (OVIGS)
742,649 shares (cost $1,716,576)	2,005,151
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
205,334 shares (cost $8,452,706)	9,626,079
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
154,011 shares (cost $3,601,769)	3,914,958
PIMCO Income Portfolio: Advisor Class (PMVIV)
298,351 shares (cost $3,194,694)	3,204,287
All Asset Portfolio - Advisor Class (PMVAAD)
930,895 shares (cost $9,442,971)	10,211,919
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
217,111 shares (cost $2,279,882)	2,316,575
Low Duration Portfolio - Advisor Class (PMVLAD)
1,505,696 shares (cost $15,432,524)	15,418,323
Total Return Portfolio - Advisor Class (PMVTRD)
2,199,084 shares (cost $23,852,522)	24,057,982
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
390,620 shares (cost $2,954,769)	2,828,087
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
322,724 shares (cost $4,176,709)	4,240,592
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
437,468 shares (cost $5,305,787)	5,376,477
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2,955,911 shares (cost $23,409,321)	23,263,019
Variable Insurance Trust - Unconstrained Bond Portfolio - Advisor Class (PMUBA)
311,930 shares (cost $3,275,276)	3,287,739
Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)
293,710 shares (cost $3,036,051)	3,045,769
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Advisor Class (PMVFHV)
180,972 shares (cost $2,036,795)	1,952,683
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
66,769 shares (cost $772,637)	831,276
VIT - Goldman Sachs High Quality Floating Rate Fund- Advisor Shares (GVHQFA)
436,733 shares (cost $4,551,266)	4,546,394
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
176,089 shares (cost $1,622,993)	1,556,631
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
38,042 shares (cost $383,089)	359,497
VP UltraShort NASDAQ-100 (PROUSN)
5,024 shares (cost $217,586)	220,215
VP Access High Yield Fund (PROAHY)
312,613 shares (cost $9,132,768)	8,831,323
VP Asia 30 (PROA30)

31,936 shares (cost $1,898,641)	$1,944,286
VP Banks (PROBNK)
135,605 shares (cost $3,352,684)	3,531,152
VP Basic Materials (PROBM)
200,304 shares (cost $13,450,535)	13,903,101
VP Bear (PROBR)
12,886 shares (cost $431,994)	425,999
VP Biotechnology (PROBIO)
81,158 shares (cost $5,606,472)	5,713,531
VP Bull (PROBL)
217,428 shares (cost $10,905,374)	11,012,752
VP Consumer Goods (PROCG)
36,329 shares (cost $2,369,899)	2,406,045
VP Consumer Services (PROCS)
142,995 shares (cost $10,119,351)	10,422,938
VP Emerging Markets (PROEM)
323,077 shares (cost $8,869,479)	8,997,698
VP Europe 30 (PROE30)
172,513 shares (cost $4,154,112)	4,231,733
VP Financials (PROFIN)
184,615 shares (cost $7,425,561)	7,735,385
VP Health Care (PROHC)
125,881 shares (cost $9,483,056)	9,224,573
VP Industrials (PROIND)
181,167 shares (cost $14,442,930)	15,114,762
VP International (PROINT)
249,587 shares (cost $5,656,994)	5,857,801
VP Internet (PRONET)
54,793 shares (cost $5,109,665)	6,102,244
VP Japan (PROJP)
38,960 shares (cost $1,852,789)	2,025,899
VP NASDAQ-100 (PRON)
258,255 shares (cost $10,802,107)	11,037,812
VP Oil & Gas (PROOG)
307,374 shares (cost $11,260,874)	11,351,340
VP Pharmaceuticals (PROPHR)
48,522 shares (cost $1,870,206)	1,870,056
VP Precious Metals (PROPM)
182,103 shares (cost $3,559,428)	3,596,535
VP Real Estate (PRORE)
42,219 shares (cost $2,896,029)	2,814,333
VP Rising Rates Opportunity (PRORRO)
5,347 shares (cost $254,056)	249,288
VP Semiconductor (PROSCN)
109,795 shares (cost $5,541,734)	5,799,376
VP Short Emerging Markets (PROSEM)
3,233 shares (cost $140,236)	137,179
VP Short International (PROSIN)
9,146 shares (cost $88,547)	86,884
VP Short NASDAQ-100 (PROSN)
9,866 shares (cost $112,765)	112,765
VP Technology (PROTEC)
314,131 shares (cost $12,553,057)	13,212,338
VP Telecommunications (PROTEL)
25,858 shares (cost $883,227)	918,482
VP U.S. Government Plus (PROGVP)
49,096 shares (cost $1,199,779)	1,213,653
VP UltraNASDAQ-100 (PROUN)
47,053 shares (cost $5,274,499)	5,342,370
VP Utilities (PROUTL)
95,196 shares (cost $4,610,047)	4,345,695
VT Equity Income Fund: Class IB (PVEIB)
137,810 shares (cost $3,169,822)	3,678,149
Global Managed Futures Strategy (RVMFU)

333,509 shares (cost $5,885,422)	$5,689,657
Variable Fund - Long Short Equity Fund (RSRF)
445,569 shares (cost $6,857,559)	7,837,565
Variable Trust - Banking Fund (RBKF)
35,189 shares (cost $3,146,769)	3,349,620
Variable Trust - Basic Materials Fund (RBMF)
69,783 shares (cost $5,289,729)	5,671,230
Variable Trust - Biotechnology Fund (RBF)
115,428 shares (cost $9,514,880)	9,987,952
Variable Trust - Commodities Strategy Fund (RVCMD)
16,447 shares (cost $1,345,900)	1,438,143
Variable Trust - Consumer Products Fund (RCPF)
106,019 shares (cost $6,856,543)	7,029,083
Variable Trust - Dow 2x Strategy Fund (RVLDD)
51,272 shares (cost $8,153,023)	8,789,115
Variable Trust - Electronics Fund (RELF)
78,907 shares (cost $6,472,612)	6,303,129
Variable Trust - Energy Fund (RENF)
145,881 shares (cost $10,064,076)	10,878,366
Variable Trust - Energy Services Fund (RESF)
98,343 shares (cost $5,111,196)	5,664,571
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
23,831 shares (cost $2,442,637)	2,494,143
Variable Trust - Financial Services Fund (RFSF)
84,061 shares (cost $6,547,384)	7,099,776
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
160,914 shares (cost $5,068,536)	5,115,468
Variable Trust - Health Care Fund (RHCF)
201,429 shares (cost $12,338,494)	12,573,172
Variable Trust - Internet Fund (RINF)
59,936 shares (cost $5,038,265)	5,204,228
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
83,608 shares (cost $3,450,891)	3,379,423
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
12,841 shares (cost $1,225,133)	1,216,575
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
1,890 shares (cost $130,361)	128,978
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2,855 shares (cost $171,150)	169,246
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
9,275 shares (cost $577,897)	569,932
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
15,200 shares (cost $1,084,559)	1,057,935
Variable Trust - Japan 2x Strategy Fund (RLCJ)
12,983 shares (cost $1,256,574)	1,308,901
Variable Trust - Leisure Fund (RLF)
36,498 shares (cost $3,447,010)	3,588,516
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
152,966 shares (cost $3,280,150)	3,574,811
Variable Fund - Multi-Hedge Strategies (RVARS)
237,324 shares (cost $5,704,118)	5,892,748
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
427,262 shares (cost $23,611,145)	27,750,681
Variable Trust - NASDAQ-100(R) Fund (ROF)
521,188 shares (cost $18,976,203)	20,169,958
Variable Trust - Nova Fund (RNF)
120,425 shares (cost $13,265,631)	13,606,876
Variable Trust - Precious Metals Fund (RPMF)
327,762 shares (cost $9,829,072)	9,931,191
Variable Trust - Real Estate Fund (RREF)
124,057 shares (cost $4,797,761)	4,865,529
Variable Trust - Retailing Fund (RRF)
33,774 shares (cost $2,441,967)	2,511,447
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

54,671 shares (cost $3,964,883)	$4,077,351
Variable Trust - S&P 500 2x Strategy Fund (RTF)
95,535 shares (cost $20,678,212)	23,344,959
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
695,153 shares (cost $33,361,614)	34,945,356
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
469,638 shares (cost $26,512,001)	29,033,034
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
266,425 shares (cost $9,704,397)	10,473,169
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
192,509 shares (cost $9,903,963)	9,583,089
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
234,976 shares (cost $12,541,761)	12,909,557
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
152,679 shares (cost $9,821,114)	10,150,107
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
29,011 shares (cost $1,051,621)	1,030,748
Variable Trust - Technology Fund (RTEC)
115,902 shares (cost $10,618,909)	11,207,752
Variable Trust - Telecommunications Fund (RTEL)
9,958 shares (cost $553,491)	582,339
Variable Trust - Transportation Fund (RTRF)
70,322 shares (cost $5,658,980)	6,057,557
Variable Trust - Utilities Fund (RUTL)
133,749 shares (cost $3,820,177)	3,740,957
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
4,994 shares (cost $330,129)	336,591
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
444,222 shares (cost $11,672,608)	11,665,273
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
19,964 shares (cost $1,645,803)	1,667,996
Health Sciences Portfolio - II (TRHS2)
184,818 shares (cost $6,858,985)	7,527,651
VanEck VIP Global Gold Fund: Service Class (VVGGS)
63,412 shares (cost $486,039)	481,929
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
235,358 shares (cost $4,886,318)	5,382,633
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
176,077 shares (cost $3,983,953)	4,178,318
Variable Insurance Portfolios - Asset Strategy (WRASP)
1,733,958 shares (cost $16,412,114)	16,243,370
Variable Insurance Portfolios - Energy (WRENG)
187,081 shares (cost $1,128,142)	1,097,939

Total Investments	$2,123,442,737

Accounts Receivable - BlackRock High Yield V.I. Fund -Class III (BRVHY3)	32,255
Accounts Receivable - BlackRock Total Return V.I. Fund -Class III (BRVTR3)	3,185
Accounts Receivable - Quality Bond Fund II - Primary Shares (FQB)	9
Accounts Receivable - VanEck VIP Global Gold Fund: Service Class (VVGGS)	1,310
Accounts Payable - VP UltraShort NASDAQ-100 (PROUSN)	(1,234)
Accounts Payable - VP Short Emerging Markets (PROSEM)	(3,642)
Accounts Payable - Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)	(129)
Other Accounts Payable	(7,848)

$2,123,466,643

Contract Owners’ Equity:
Accumulation units	2,123,399,864
Contracts in payout (annuitization) period (note 1f)	66,779

Total Contract Owners’ Equity (note 5)	$2,123,466,643

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	ALVBWB	AAEIP3	ARLPE3	ACVIG	ACVIP2	ACVU1	ACVV
Reinvested dividends	$27,793,691	12,651	61,948	46,969	231,523	325,723	4,282	320,880
Mortality and expense risk charges (note 2)	(27,693,328)	(13,596)	(49,192)	(22,623)	(152,903)	(183,690)	(13,794)	(305,690)

Net investment income (loss)	100,363	(945)	12,756	24,346	78,620	142,033	(9,512)	15,190

Realized gain (loss) on investments	70,606,288	1,654	192,121	82,538	482,139	(74,044)	36,722	1,904,711
Change in unrealized gain (loss) on investments	97,010,352	126,000	(282,311)	196,974	949,667	179,305	217,259	(614,415)

Net gain (loss) on investments	167,616,640	127,654	(90,190)	279,512	1,431,806	105,261	253,981	1,290,296

Reinvested capital gains	47,494,344	5,758	-	-	226,912	-	54,432	-

Net increase (decrease) in contract owners’ equity resulting from operations	$215,211,347	132,467	(77,434)	303,858	1,737,338	247,294	298,901	1,305,486

Investment Activity:	AMVGS4	AMVI4	AMVBC4	AMVNW4	AMVCB4	BRVHY3	BRVTR3	BRVED3
Reinvested dividends	$16,605	44,591	207,004	27,140	257,567	309,745	27,602	88,500
Mortality and expense risk charges (note 2)	(58,654)	(28,944)	(101,538)	(28,205)	(134,991)	(70,037)	(16,461)	(68,906)

Net investment income (loss)	(42,049)	15,647	105,466	(1,065)	122,576	239,708	11,141	19,594

Realized gain (loss) on investments	(209,113)	26,556	92,404	75,079	48,352	159,978	(7,738)	169,561
Change in unrealized gain (loss) on investments	1,124,180	523,858	895,309	476,193	825,955	(114,617)	7,427	255,807

Net gain (loss) on investments	915,067	550,414	987,713	551,272	874,307	45,361	(311)	425,368

Reinvested capital gains	-	26,702	315,526	-	-	-	-	334,952

Net increase (decrease) in contract owners’ equity resulting from operations	$873,018	592,763	1,408,705	550,207	996,883	285,069	10,830	779,914

Investment Activity:	MLVGA3	BRVDA3	CLVHY2	CLVQF2	CSCRS	DWVSVS	DVMCSS	ETVFR
Reinvested dividends	$380,263	15,624	9,723	422	47,700	12,373	46,943	324,221
Mortality and expense risk charges (note 2)	(427,169)	(9,342)	(2,006)	(3,467)	(7,413)	(23,968)	(87,974)	(133,905)

Net investment income (loss)	(46,906)	6,282	7,717	(3,045)	40,287	(11,595)	(41,031)	190,316

Realized gain (loss) on investments	(513,716)	7,027	(379)	(79)	886	76,309	77,573	118,703
Change in unrealized gain (loss) on investments	3,544,519	85,082	(5,898)	35,758	(36,864)	98,551	764,936	(124,378)

Net gain (loss) on investments	3,030,803	92,109	(6,277)	35,679	(35,978)	174,860	842,509	(5,675)

Reinvested capital gains	352,811	-	-	-	-	65,924	86,106	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,336,708	98,391	1,440	32,634	4,309	229,189	887,584	184,641

Investment Activity:	FQB	FC2	FAM2	FB2	FEI2	FGI2	FG2	FHI2
Reinvested dividends	$174	49,170	8,404	119,248	168,079	74,068	33,168	310,040
Mortality and expense risk charges (note 2)	(69)	(86,555)	(7,248)	(89,899)	(194,460)	(80,483)	(569,601)	(86,345)

Net investment income (loss)	105	(37,385)	1,156	29,349	(26,381)	(6,415)	(536,433)	223,695

Realized gain (loss) on investments	-	17,484	(14,107)	234,677	1,023,066	319,041	1,453,374	333,013
Change in unrealized gain (loss) on investments	39	840,701	11,068	509,383	9,187	382,242	6,393,894	(78,371)

Net gain (loss) on investments	39	858,185	(3,039)	744,060	1,032,253	701,283	7,847,268	254,642

Reinvested capital gains	-	349,447	63,394	191,759	282,898	133,864	3,031,312	-

Net increase (decrease) in contract owners’ equity resulting from operations	$144	1,170,247	61,511	965,168	1,288,770	828,732	10,342,147	478,337

Investment Activity:	FIGBP2	FRESS2	FVSIS2	FTVIS2	FTVMD2	FTVGI2	FTVFA2	IVBRA2
Reinvested dividends	$85,385	42,107	423,929	772,374	146,228	-	114,017	174,233
Mortality and expense risk charges (note 2)	(40,615)	(27,875)	(165,640)	(270,880)	(119,437)	(149,549)	(52,470)	(65,764)

Net investment income (loss)	44,770	14,232	258,289	501,494	26,791	(149,549)	61,547	108,469

Realized gain (loss) on investments	(2,956)	(668)	409,236	(64,625)	(202,422)	239,073	(35,637)	20,938
Change in unrealized gain (loss) on investments	15,471	(52,765)	(89,690)	907,483	218,520	(153,292)	206,053	(7,899)

Net gain (loss) on investments	12,515	(53,433)	319,546	842,858	16,098	85,781	170,416	13,039

Reinvested capital gains	10,749	102,775	73,302	-	465,597	39,419	175,759	249,929

Net increase (decrease) in contract owners’ equity resulting from operations	$68,034	63,574	651,137	1,344,352	508,486	(24,349)	407,722	371,437

Investment Activity:	AVIE2	IVEW52	JPIGA2	JPIIB2	JABS	JAMGS	JAFBS	JAGTS
Reinvested dividends	$7,444	45,167	11,576	17,680	52,606	19,924	89,614	12,457
Mortality and expense risk charges (note 2)	(4,990)	(64,615)	(10,184)	(5,388)	(40,003)	(41,070)	(39,610)	(33,452)

Net investment income (loss)	2,454	(19,448)	1,392	12,292	12,603	(21,146)	50,004	(20,995)

Realized gain (loss) on investments	3,110	66,739	4,646	1,435	21,344	33,338	2,175	73,878
Change in unrealized gain (loss) on investments	77,415	713,078	80,570	23,338	485,770	544,114	12,048	705,227

Net gain (loss) on investments	80,525	779,817	85,216	24,773	507,114	577,452	14,223	779,105

Reinvested capital gains	-	126,115	38,361	4,303	6,254	231,730	-	159,466

Net increase (decrease) in contract owners’ equity resulting from operations	$82,979	886,484	124,969	41,368	525,971	788,036	64,227	917,576

Investment Activity:	LZREMS	LPWHY2	LPVCA2	SBVI	SBVSG2	LOVTRC	LOVSDC	MNCPS2
Reinvested dividends	$231,368	221,834	7,805	24,247	-	90,242	175,772	19,253
Mortality and expense risk charges (note 2)	(162,864)	(87,748)	(22,460)	(23,011)	(12,568)	(36,617)	(53,357)	(15,318)

Net investment income (loss)	68,504	134,086	(14,655)	1,236	(12,568)	53,625	122,415	3,935

Realized gain (loss) on investments	289,840	281,585	(2,894)	16,534	8,152	(35,547)	2,465	19,848
Change in unrealized gain (loss) on investments	2,299,364	(46,476)	51,639	150,076	185,568	48,633	(79,612)	72,192

Net gain (loss) on investments	2,589,204	235,109	48,745	166,610	193,720	13,086	(77,147)	92,040

Reinvested capital gains	-	-	193,003	52,091	28,758	-	-	28,355

Net increase (decrease) in contract owners’ equity resulting from operations	$2,657,708	369,195	227,093	219,937	209,910	66,711	45,268	124,330

Investment Activity:	MV3MVS	MVBRES	MVGTAS	MVUSC	MVIVSC	MGRFV	MSGI2	MSEMB
Reinvested dividends	$20,548	25,495	75,691	50,020	96,840	-	109,518	463,625
Mortality and expense risk charges (note 2)	(20,627)	(20,817)	(39,629)	(13,875)	(77,191)	(44,325)	(70,339)	(118,911)

Net investment income (loss)	(79)	4,678	36,062	36,145	19,649	(44,325)	39,179	344,714

Realized gain (loss) on investments	13,481	19,304	(31,808)	27,246	152,981	(16,814)	(31,447)	(1,030)
Change in unrealized gain (loss) on investments	143,021	264,869	224,664	68,055	1,310,390	99,888	271,051	299,629

Net gain (loss) on investments	156,502	284,173	192,856	95,301	1,463,371	83,074	239,604	298,599

Reinvested capital gains	60,377	42,064	6,256	-	7,061	-	238,292	-

Net increase (decrease) in contract owners’ equity resulting from operations	$216,800	330,915	235,174	131,446	1,490,081	38,749	517,075	643,313

Investment Activity:	MSVGT2	VKVGR2	NVBX	NVIX	NAMGI2	NAMAA2	NVAMV2	GVAAA2
Reinvested dividends	$17,174	290,623	489,858	686,117	21,343	33,566	44,961	620,146
Mortality and expense risk charges (note 2)	(24,140)	(165,032)	(228,507)	(244,352)	(19,111)	(18,390)	(29,436)	(752,523)

Net investment income (loss)	(6,966)	125,591	261,351	441,765	2,232	15,176	15,525	(132,377)

Realized gain (loss) on investments	14,490	48,391	(76,068)	338,680	2,956	122,408	18,331	161,379
Change in unrealized gain (loss) on investments	189,977	807,375	45,298	2,697,326	317,597	81,441	64,103	5,497,508

Net gain (loss) on investments	204,467	855,766	(30,770)	3,036,006	320,553	203,849	82,434	5,658,887

Reinvested capital gains	24,435	-	25,858	-	2,509	19,200	99,496	1,249,321

Net increase (decrease) in contract owners’ equity resulting from operations	$221,936	981,357	256,439	3,477,771	325,294	238,225	197,455	6,775,831

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GEM2	NVIE6
Reinvested dividends	$44,178	53,967	36,550	116,673	213,756	85,060	11,420	14,658
Mortality and expense risk charges (note 2)	(38,633)	(71,810)	(114,722)	(85,430)	(53,058)	(69,859)	(9,060)	(8,687)

Net investment income (loss)	5,545	(17,843)	(78,172)	31,243	160,698	15,201	2,360	5,971

Realized gain (loss) on investments	(21,133)	37,456	(3,147)	16,922	134,860	695,637	11,247	4,297
Change in unrealized gain (loss) on investments	63,903	848,920	1,316,635	458,631	(132,666)	670,289	189,371	136,046

Net gain (loss) on investments	42,770	886,376	1,313,488	475,553	2,194	1,365,926	200,618	140,343

Reinvested capital gains	9,989	602,162	892,727	825,726	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$58,304	1,470,695	2,128,043	1,332,522	162,892	1,381,127	202,978	146,314

Investment Activity:	NVNMO2	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2
Reinvested dividends	$12,821	4,131	112,547	242,296	246,677	275,211	451,385	165,906
Mortality and expense risk charges (note 2)	(24,292)	(5,259)	(135,374)	(193,227)	(235,598)	(223,805)	(432,937)	(174,848)

Net investment income (loss)	(11,471)	(1,128)	(22,827)	49,069	11,079	51,406	18,448	(8,942)

Realized gain (loss) on investments	74,141	(162)	6,492	(250,448)	(240,750)	(217,762)	(1,199,816)	(57,419)
Change in unrealized gain (loss) on investments	239,476	16,052	888,065	929,926	1,192,128	515,183	2,874,279	994,565

Net gain (loss) on investments	313,617	15,890	894,557	679,478	951,378	297,421	1,674,463	937,146

Reinvested capital gains	48,386	60,512	636,437	606,050	958,006	273,845	1,594,718	901,113

Net increase (decrease) in contract owners’ equity resulting from operations	$350,532	75,274	1,508,167	1,334,597	1,920,463	622,672	3,287,629	1,829,317

Investment Activity:	NVCMC2	NVCBD2	NVLCP2	TRF	TRF2	GBF	GBF2	GVIDA
Reinvested dividends	$174,611	74,765	135,042	37,854	2,667	153,666	21,250	102,005
Mortality and expense risk charges (note 2)	(138,530)	(27,611)	(105,821)	(46,665)	(3,946)	(120,995)	(12,681)	(83,894)

Net investment income (loss)	36,081	47,154	29,221	(8,811)	(1,279)	32,671	8,569	18,111

Realized gain (loss) on investments	(62,914)	2,188	(32,571)	503,067	46,893	(214,560)	(7,084)	51,738
Change in unrealized gain (loss) on investments	343,100	17,022	167,372	38,977	26,139	200,494	2,159	392,031

Net gain (loss) on investments	280,186	19,210	134,801	542,044	73,032	(14,066)	(4,925)	443,769

Reinvested capital gains	362,695	-	-	-	-	-	-	445,011

Net increase (decrease) in contract owners’ equity resulting from operations	$678,962	66,364	164,022	533,233	71,753	18,605	3,644	906,891

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM
Reinvested dividends	$124,083	153,796	283,500	977,662	315,758	417,099	287,802	250
Mortality and expense risk charges (note 2)	(82,512)	(97,760)	(209,143)	(670,952)	(227,189)	(274,012)	(293,551)	(772)

Net investment income (loss)	41,571	56,036	74,357	306,710	88,569	143,087	(5,749)	(522)

Realized gain (loss) on investments	(1,217)	6,293	80,150	(233,278)	65,511	(231,336)	284,237	-
Change in unrealized gain (loss) on investments	359,851	463,398	121,199	2,173,592	1,120,779	718,463	1,306,073	-

Net gain (loss) on investments	358,634	469,691	201,349	1,940,314	1,186,290	487,127	1,590,310	-

Reinvested capital gains	157,012	330,806	302,933	3,230,877	1,169,970	853,948	1,375,406	-

Net increase (decrease) in contract owners’ equity resulting from operations	$557,217	856,533	578,639	5,477,901	2,444,829	1,484,162	2,959,967	(522)

Investment Activity:	NVMIG6	GVDIV2	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF
Reinvested dividends	$56,293	162,884	7,616	131,387	-	-	109,911	-
Mortality and expense risk charges (note 2)	(80,247)	(95,675)	(118,262)	(161,621)	(1,345)	(93,697)	(156,170)	(64,412)

Net investment income (loss)	(23,954)	67,209	(110,646)	(30,234)	(1,345)	(93,697)	(46,259)	(64,412)

Realized gain (loss) on investments	(45,324)	15,620	(283,490)	118,357	(413)	463,828	584,375	247,183
Change in unrealized gain (loss) on investments	1,211,371	1,135,824	1,940,583	772,728	19,463	691,105	187,051	665,026

Net gain (loss) on investments	1,166,047	1,151,444	1,657,093	891,085	19,050	1,154,933	771,426	912,209

Reinvested capital gains	-	-	319,763	542,001	5,038	320,676	516,558	31,943

Net increase (decrease) in contract owners’ equity resulting from operations	$1,142,093	1,218,653	1,866,210	1,402,852	22,743	1,381,912	1,241,725	879,740

Investment Activity:	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG2
Reinvested dividends	$-	21,705	3,714	-	-	497,101	226,000	13,622
Mortality and expense risk charges (note 2)	(7,229)	(77,630)	(11,133)	(63,215)	(10,108)	(129,832)	(206,419)	(63,483)

Net investment income (loss)	(7,229)	(55,925)	(7,419)	(63,215)	(10,108)	367,269	19,581	(49,861)

Realized gain (loss) on investments	(10,034)	427,778	30,672	(56,280)	1,334	94,212	30,004	(111,786)
Change in unrealized gain (loss) on investments	147,154	(290,804)	18,055	334,575	62,808	(73,115)	(22,841)	1,070,872

Net gain (loss) on investments	137,120	136,974	48,727	278,295	64,142	21,097	7,163	959,086

Reinvested capital gains	5,619	208,382	48,468	330,035	92,243	-	-	109,903

Net increase (decrease) in contract owners’ equity resulting from operations	$135,510	289,431	89,776	545,115	146,277	388,366	26,744	1,019,128

Investment Activity:	NVTIV3	EIF2	NVRE2	NVMM2	NVLM2	NVLCA2	NCPG2	NCPGI2
Reinvested dividends	$16,100	28,026	52,072	361,950	84,127	45,672	34,495	22,447
Mortality and expense risk charges (note 2)	(7,438)	(8,849)	(36,565)	(2,411,337)	(90,570)	(29,390)	(30,551)	(18,012)

Net investment income (loss)	8,662	19,177	15,507	(2,049,387)	(6,443)	16,282	3,944	4,435

Realized gain (loss) on investments	2,808	5,413	(126,933)	-	108,749	(10,163)	3,192	6,650
Change in unrealized gain (loss) on investments	105,977	97,011	143,873	-	526,019	268,920	217,750	95,881

Net gain (loss) on investments	108,785	102,424	16,940	-	634,768	258,757	220,942	102,531

Reinvested capital gains	-	-	50,300	-	108,166	28,065	84,295	37,316

Net increase (decrease) in contract owners’ equity resulting from operations	$117,447	121,601	82,747	(2,049,387)	736,491	303,104	309,181	144,282

Investment Activity:	IDPG2	IDPGI2	NVSIX2	GVEX1	NVMGA2	NBARMS	NO7TB	NOVPI2
Reinvested dividends	$28,166	28,058	201,243	2,262,130	13,801	-	6,588	53,218
Mortality and expense risk charges (note 2)	(25,007)	(18,881)	(207,249)	(1,480,377)	(10,802)	(9,535)	(29,286)	(109,148)

Net investment income (loss)	3,159	9,177	(6,006)	781,753	2,999	(9,535)	(22,698)	(55,930)

Realized gain (loss) on investments	82,915	7,752	368,776	3,479,360	15,465	(680)	8,740	(156,340)
Change in unrealized gain (loss) on investments	156,614	137,957	911,822	12,629,692	136,564	53,583	167,558	251,130

Net gain (loss) on investments	239,529	145,709	1,280,598	16,109,052	152,029	52,903	176,298	94,790

Reinvested capital gains	17,406	15,186	600,233	2,766,937	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$260,094	170,072	1,874,825	19,657,742	155,028	43,368	153,600	38,860

Investment Activity:	NOTBBA	OVIGS	OVGSS	OVSCS	PMVIV	PMVAAD	PMVFAD	PMVLAD
Reinvested dividends	$593,802	17,801	46,962	20,994	27,465	465,897	31,713	220,895
Mortality and expense risk charges (note 2)	(388,694)	(17,546)	(98,956)	(36,116)	(13,946)	(161,848)	(25,496)	(274,566)

Net investment income (loss)	205,108	255	(51,994)	(15,122)	13,519	304,049	6,217	(53,671)

Realized gain (loss) on investments	1,327,748	4,212	572,480	109,230	6,208	262,142	14,556	(24,406)
Change in unrealized gain (loss) on investments	(2,223,229)	313,365	1,405,022	76,147	9,593	563,824	130,484	31,673

Net gain (loss) on investments	(895,481)	317,577	1,977,502	185,377	15,801	825,966	145,040	7,267

Reinvested capital gains	1,107,437	-	-	175,082	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$417,064	317,832	1,925,508	345,337	29,320	1,130,015	151,257	(46,404)

Investment Activity:	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PMUBA	PMVSTA	PMVFHV
Reinvested dividends	$465,928	317,496	201,139	105,577	1,577,772	50,846	33,729	79,404
Mortality and expense risk charges (note 2)	(330,171)	(45,582)	(56,257)	(89,591)	(463,336)	(49,097)	(23,855)	(1,458)

Net investment income (loss)	135,757	271,914	144,882	15,986	1,114,436	1,749	9,874	77,946

Realized gain (loss) on investments	368,978	(162,609)	95,593	181,873	582,549	71,489	5,268	132
Change in unrealized gain (loss) on investments	317,619	(113,071)	60,722	184,177	(386,182)	23,367	7,925	(84,113)

Net gain (loss) on investments	686,597	(275,680)	156,315	366,050	196,367	94,856	13,193	(83,981)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$822,354	(3,766)	301,197	382,036	1,310,803	96,605	23,067	(6,035)

Investment Activity:	GVGMNS	GVHQFA	GVSIA	PIHYB2	PROUSN	PROAHY	PROA30	PROBNK
Reinvested dividends	$2,372	41,308	11,742	15,609	-	1,024,104	-	8,255
Mortality and expense risk charges (note 2)	(11,331)	(46,146)	(22,252)	(5,144)	(5,179)	(429,322)	(29,831)	(53,178)

Net investment income (loss)	(8,959)	(4,838)	(10,510)	10,465	(5,179)	594,782	(29,831)	(44,923)

Realized gain (loss) on investments	1,826	8,057	(9,221)	(2,341)	(232,788)	(231,236)	243,431	429,631
Change in unrealized gain (loss) on investments	68,505	(8,123)	(40,250)	11,355	6,860	(124,695)	154,741	(36,071)

Net gain (loss) on investments	70,331	(66)	(49,471)	9,014	(225,928)	(355,931)	398,172	393,560

Reinvested capital gains	20,147	-	-	-	-	915,602	82,147	-

Net increase (decrease) in contract owners’ equity resulting from operations	$81,519	(4,904)	(59,981)	19,479	(231,107)	1,154,453	450,488	348,637

Investment Activity:	PROBM	PROBR	PROBIO	PROBL	PROCG	PROCS	PROEM	PROE30
Reinvested dividends	$32,040	-	-	-	31,660	-	4,949	80,051
Mortality and expense risk charges (note 2)	(104,774)	(8,257)	(106,623)	(166,577)	(66,010)	(67,326)	(109,714)	(57,741)

Net investment income (loss)	(72,734)	(8,257)	(106,623)	(166,577)	(34,350)	(67,326)	(104,765)	22,310

Realized gain (loss) on investments	691,530	(130,671)	722,573	1,644,785	153,044	380,981	1,426,698	503,592
Change in unrealized gain (loss) on investments	362,829	19,104	413,809	47,789	96,935	170,512	279,577	(1,256)

Net gain (loss) on investments	1,054,359	(111,567)	1,136,382	1,692,574	249,979	551,493	1,706,275	502,336

Reinvested capital gains	-	-	-	292,662	36,918	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$981,625	(119,824)	1,029,759	1,818,659	252,547	484,167	1,601,510	524,646

Investment Activity:	PROFIN	PROHC	PROIND	PROINT	PRONET	PROJP	PRON	PROOG
Reinvested dividends	$29,368	-	17,750	-	-	-	-	139,878
Mortality and expense risk charges (note 2)	(113,384)	(171,643)	(139,205)	(55,092)	(81,589)	(24,052)	(174,604)	(198,895)

Net investment income (loss)	(84,016)	(171,643)	(121,455)	(55,092)	(81,589)	(24,052)	(174,604)	(59,017)

Realized gain (loss) on investments	1,415,849	494,407	1,325,357	434,814	667,348	301,369	2,825,399	436,082
Change in unrealized gain (loss) on investments	(415,069)	147,782	541,921	220,562	947,129	(21,563)	84,887	(1,324,993)

Net gain (loss) on investments	1,000,780	642,189	1,867,278	655,376	1,614,477	279,806	2,910,286	(888,911)

Reinvested capital gains	-	934,232	-	-	-	-	46,217	-

Net increase (decrease) in contract owners’ equity resulting from operations	$916,764	1,404,778	1,745,823	600,284	1,532,888	255,754	2,781,899	(947,928)

Investment Activity:	PROPHR	PROPM	PRORE	PRORRO	PROSCN	PROSEM	PROSIN	PROSN
Reinvested dividends	$19,961	-	29,358	-	8,910	-	-	-
Mortality and expense risk charges (note 2)	(40,343)	(52,803)	(59,560)	(16,537)	(67,985)	(1,725)	(1,621)	(4,416)

Net investment income (loss)	(20,382)	(52,803)	(30,202)	(16,537)	(59,075)	(1,725)	(1,621)	(4,416)

Realized gain (loss) on investments	152,003	90,943	(71,923)	(184,838)	1,084,612	(45,713)	(39,813)	(130,234)
Change in unrealized gain (loss) on investments	56,419	178,034	(65,461)	4,202	107,362	(4,035)	12,556	15,039

Net gain (loss) on investments	208,422	268,977	(137,384)	(180,636)	1,191,974	(49,748)	(27,257)	(115,195)

Reinvested capital gains	8,896	-	311,258	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$196,936	216,174	143,672	(197,173)	1,132,899	(51,473)	(28,878)	(119,611)

Investment Activity:	PROTEC	PROTEL	PROGVP	PROUN	PROUTL	PVEIB	RVMFU	RSRF
Reinvested dividends	$5,347	37,087	6,595	-	143,599	33,638	94,333	25,354
Mortality and expense risk charges (note 2)	(159,523)	(19,111)	(24,276)	(134,274)	(99,923)	(30,993)	(86,046)	(104,299)

Net investment income (loss)	(154,176)	17,976	(17,681)	(134,274)	43,676	2,645	8,287	(78,945)

Realized gain (loss) on investments	2,079,785	(351,303)	158,130	2,978,132	296,332	14,735	(369,452)	144,734
Change in unrealized gain (loss) on investments	540,560	(15,168)	(8,114)	34,230	(245,185)	369,349	782,557	844,542

Net gain (loss) on investments	2,620,345	(366,471)	150,016	3,012,362	51,147	384,084	413,105	989,276

Reinvested capital gains	-	45,548	-	259,845	235,256	59,580	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,466,169	(302,947)	132,335	3,137,933	330,079	446,309	421,392	910,331

Investment Activity:	RBKF	RBMF	RBF	RVCMD	RCPF	RVLDD	RELF	RENF
Reinvested dividends	$9,553	27,628	-	-	81,027	5,127	-	71,670
Mortality and expense risk charges (note 2)	(59,123)	(74,091)	(143,726)	(19,362)	(116,373)	(147,639)	(77,593)	(189,093)

Net investment income (loss)	(49,570)	(46,463)	(143,726)	(19,362)	(35,346)	(142,512)	(77,593)	(117,423)

Realized gain (loss) on investments	496,846	577,386	1,228,257	46,179	(119,162)	3,670,394	1,744,210	(673,566)
Change in unrealized gain (loss) on investments	(235,229)	293,961	1,014,831	1,851	680,845	305,055	(430,124)	(825,053)

Net gain (loss) on investments	261,617	871,347	2,243,088	48,030	561,683	3,975,449	1,314,086	(1,498,619)

Reinvested capital gains	-	13,408	-	-	228,156	178,857	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$212,047	838,292	2,099,362	28,668	754,493	4,011,794	1,236,493	(1,616,042)

Investment Activity:	RESF	RLCE	RFSF	RUGB	RHCF	RINF	RVIDD	RJNF
Reinvested dividends	$-	16,874	34,842	60,108	-	-	-	-
Mortality and expense risk charges (note 2)	(113,048)	(22,678)	(114,306)	(64,215)	(197,927)	(85,802)	(47,312)	(16,133)

Net investment income (loss)	(113,048)	(5,804)	(79,464)	(4,107)	(197,927)	(85,802)	(47,312)	(16,133)

Realized gain (loss) on investments	(1,014,544)	310,334	1,064,008	40,735	1,048,836	1,289,631	(1,485,319)	(122,319)
Change in unrealized gain (loss) on investments	(888,576)	35,973	(17,806)	331,644	874,176	290,849	(81,762)	(5,012)

Net gain (loss) on investments	(1,903,120)	346,307	1,046,202	372,379	1,923,012	1,580,480	(1,567,081)	(127,331)

Reinvested capital gains	-	-	-	-	538,362	33,799	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,016,168)	340,503	966,738	368,272	2,263,447	1,528,477	(1,614,393)	(143,464)

Investment Activity:	RVIMC	RAF	RVISC	RUF	RLCJ	RLF	RMED	RVARS
Reinvested dividends	$-	-	-	-	-	9,626	-	-
Mortality and expense risk charges (note 2)	(2,764)	(4,147)	(49,148)	(25,704)	(15,764)	(59,559)	(66,740)	(91,518)

Net investment income (loss)	(2,764)	(4,147)	(49,148)	(25,704)	(15,764)	(49,933)	(66,740)	(91,518)

Realized gain (loss) on investments	(34,701)	(85,957)	(665,736)	(294,945)	437,174	687,916	794,962	(5,999)
Change in unrealized gain (loss) on investments	4,342	(356)	(17,365)	(28,910)	74,060	71,694	(764,115)	220,416

Net gain (loss) on investments	(30,359)	(86,313)	(683,101)	(323,855)	511,234	759,610	30,847	214,417

Reinvested capital gains	-	-	-	-	-	7,692	1,372,968	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(33,123)	(90,460)	(732,249)	(349,559)	495,470	717,369	1,337,075	122,899

Investment Activity:	RVF	ROF	RNF	RPMF	RREF	RRF	RMEK	RTF
Reinvested dividends	$-	-	5,021	506,528	135,742	-	-	-
Mortality and expense risk charges (note 2)	(282,701)	(296,732)	(168,265)	(167,007)	(76,514)	(30,112)	(63,077)	(308,686)

Net investment income (loss)	(282,701)	(296,732)	(163,244)	339,521	59,228	(30,112)	(63,077)	(308,686)

Realized gain (loss) on investments	5,529,112	2,571,875	3,122,983	(879,576)	107,121	72,394	19,320	5,234,872
Change in unrealized gain (loss) on investments	4,122,597	928,466	121,160	789,484	75,760	161,299	74,741	1,939,688

Net gain (loss) on investments	9,651,709	3,500,341	3,244,143	(90,092)	182,881	233,693	94,061	7,174,560

Reinvested capital gains	279,028	1,583,322	442,419	-	-	-	102,786	896,119

Net increase (decrease) in contract owners’ equity resulting from operations	$9,648,036	4,786,931	3,523,318	249,429	242,109	203,581	133,770	7,761,993

Investment Activity:	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RTEC
Reinvested dividends	$-	222,955	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(422,724)	(435,980)	(173,977)	(180,257)	(164,369)	(146,076)	(17,859)	(175,003)

Net investment income (loss)	(422,724)	(213,025)	(173,977)	(180,257)	(164,369)	(146,076)	(17,859)	(175,003)

Realized gain (loss) on investments	3,040,333	2,065,999	1,439,945	1,302,683	1,282,680	216,185	(131,029)	2,375,640
Change in unrealized gain (loss) on investments	1,825,177	363,863	593,939	(1,993,140)	(485,551)	(1,281,336)	(140,596)	351,727

Net gain (loss) on investments	4,865,510	2,429,862	2,033,884	(690,457)	797,129	(1,065,151)	(271,625)	2,727,367

Reinvested capital gains	1,248,165	1,362,040	-	1,794,496	471,344	225,250	17,657	331,242

Net increase (decrease) in contract owners’ equity resulting from operations	$5,690,951	3,578,877	1,859,907	923,782	1,104,104	(985,977)	(271,827)	2,883,606

Investment Activity:	RTEL	RTRF	RUTL	RVWDL	GVFRB	RHYS	TRHS2	VVGGS
Reinvested dividends	$9,885	15,432	77,966	-	439,726	72,179	-	-
Mortality and expense risk charges (note 2)	(13,007)	(81,464)	(71,896)	(7,165)	(225,599)	(30,175)	(66,913)	(3,413)

Net investment income (loss)	(3,122)	(66,032)	6,070	(7,165)	214,127	42,004	(66,913)	(3,413)

Realized gain (loss) on investments	(17,374)	914,195	459,700	(39,164)	154,573	49,596	682	(18,559)
Change in unrealized gain (loss) on investments	34,431	97,412	(198,676)	16,664	(111,066)	(981)	946,587	(4,110)

Net gain (loss) on investments	17,057	1,011,607	261,024	(22,500)	43,507	48,615	947,269	(22,669)

Reinvested capital gains	13,009	-	79,457	-	-	-	307,154	-

Net increase (decrease) in contract owners’ equity resulting from operations	$26,944	945,575	346,551	(29,665)	257,634	90,619	1,187,510	(26,082)

Investment Activity:	VWHAS	VWHA	WRASP	WRENG	NOVMH2	NLFOSP	NVFIP	NVFMGP
Reinvested dividends	$-	-	249,051	8,024	367,853	2,384	2,816	-
Mortality and expense risk charges (note 2)	(42,617)	(66,501)	(235,916)	(11,552)	(14,388)	(12,916)	(4,893)	(18,745)

Net investment income (loss)	(42,617)	(66,501)	13,135	(3,528)	353,465	(10,532)	(2,077)	(18,745)

Realized gain (loss) on investments	114,280	221,571	(1,759,538)	41,045	(1,672,804)	29,907	3,790	91,305
Change in unrealized gain (loss) on investments	(15,293)	(399,240)	4,235,827	(180,531)	1,561,859	(44,326)	12,550	(17,502)

Net gain (loss) on investments	98,987	(177,669)	2,476,289	(139,486)	(110,945)	(14,419)	16,340	73,803

Reinvested capital gains	-	-	-	-	-	133,805	-	102,245

Net increase (decrease) in contract owners’ equity resulting from operations	$56,370	(244,170)	2,489,424	(143,014)	242,520	108,854	14,263	157,303

Investment Activity:	PIVEM2	RVAMR	RVBER	RVCLR
Reinvested dividends	$-	-	-	30,477
Mortality and expense risk charges (note 2)	(7,226)	(4,004)	(3,370)	(2,719)

Net investment income (loss)	(7,226)	(4,004)	(3,370)	27,758

Realized gain (loss) on investments	150,463	152,381	133,146	(5,284)
Change in unrealized gain (loss) on investments	(3,519)	(65,971)	(79,174)	(20,858)

Net gain (loss) on investments	146,944	86,410	53,972	(26,142)

Reinvested capital gains	-	-	-	41,243

Net increase (decrease) in contract owners’ equity resulting from operations	$139,718	82,406	50,602	42,859

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		ALVBWB		AAEIP3		ARLPE3
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$100,363	(1,269,449)	(945)	3,839	12,756	26,922	24,346	(7,241)
Realized gain (loss) on investments	70,606,288	(53,816,292)	1,654	(97,549)	192,121	(601,047)	82,538	(10,828)
Change in unrealized gain (loss) on investments	97,010,352	89,042,525	126,000	50,836	(282,311)	1,472,428	196,974	89,145
Reinvested capital gains	47,494,344	44,053,390	5,758	85,819	-	-	-	354

Net increase (decrease) in contract owners’ equity resulting from operations	215,211,347	78,010,174	132,467	42,945	(77,434)	898,303	303,858	71,430

Equity transactions:
Purchase payments received from contract owners (note 3)	381,271,968	350,348,703	9,313	9,102	396,861	275,451	217,034	77,234
Transfers between funds	-	-	262,096	(242,438)	(99,340)	541,312	476,110	131,776
Redemptions (note 3)	(263,169,863)	(248,314,429)	(409,489)	(391,849)	(414,749)	(154,113)	(77,218)	(69,325)
Annuity benefits	(5,142)	(4,828)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(18,044)	(5,511)	-	-	(48)	(3)	(18)	-
Contingent deferred sales charges (note 2)	(1,299,015)	(2,252,313)	-	(1,630)	(2,760)	(1,158)	(421)	(1,015)
Adjustments to maintain reserves	(35,745)	(16,108)	(49)	(21)	(165)	(165)	(136)	(85)

Net equity transactions	116,744,159	99,755,514	(138,129)	(626,836)	(120,201)	661,324	615,351	138,585

Net change in contract owners’ equity	331,955,506	177,765,688	(5,662)	(583,891)	(197,635)	1,559,627	919,209	210,015
Contract owners’ equity beginning of period	1,791,511,137	1,613,745,449	996,951	1,580,842	3,477,234	1,917,607	1,248,775	1,038,760

Contract owners’ equity end of period	$2,123,466,643	1,791,511,137	991,289	996,951	3,279,599	3,477,234	2,167,984	1,248,775

CHANGES IN UNITS:
Beginning units	160,372,405	143,811,010	78,745	128,797	358,668	274,435	117,739	104,224
Units purchased	510,269,353	727,620,650	24,897	20,434	197,535	285,070	104,577	36,672
Units redeemed	(496,854,667)	(711,059,255)	(34,710)	(70,486)	(210,771)	(200,837)	(56,699)	(23,157)

Ending units	173,787,091	160,372,405	68,932	78,745	345,432	358,668	165,617	117,739

	ACVIG		ACVIP2		ACVU1		ACVV
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$78,620	88,519	142,033	36,127	(9,512)	(8,868)	15,190	48,065
Realized gain (loss) on investments	482,139	(80,246)	(74,044)	(273,337)	36,722	(23,609)	1,904,711	(605,216)
Change in unrealized gain (loss) on investments	949,667	959,051	179,305	429,331	217,259	16,598	(614,415)	2,582,418
Reinvested capital gains	226,912	191,430	-	78,510	54,432	36,830	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,737,338	1,158,754	247,294	270,631	298,901	20,951	1,305,486	2,025,267

Equity transactions:
Purchase payments received from contract owners (note 3)	228,172	419,536	2,048,208	2,612,604	-	1,973	493,058	1,235,082
Transfers between funds	(856,752)	1,954,453	578,581	(124,942)	(3,917)	(23,662)	(4,381,214)	6,109,820
Redemptions (note 3)	(1,557,833)	(1,862,596)	(1,369,398)	(1,820,827)	(89,445)	(140,690)	(2,339,601)	(998,210)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(32)	(5)	-	-	-	-
Contingent deferred sales charges (note 2)	(6,138)	(2,943)	(8,325)	(8,842)	-	-	(9,376)	(4,580)
Adjustments to maintain reserves	(249)	(108)	(269)	(165)	(24)	(21)	(153)	(223)

Net equity transactions	(2,192,800)	508,342	1,248,765	657,823	(93,386)	(162,400)	(6,237,286)	6,341,889

Net change in contract owners’ equity	(455,462)	1,667,096	1,496,059	928,454	205,515	(141,449)	(4,931,800)	8,367,156
Contract owners’ equity beginning of period	11,112,424	9,445,328	10,911,902	9,983,448	975,870	1,117,319	23,859,220	15,492,064

Contract owners’ equity end of period	$10,656,962	11,112,424	12,407,961	10,911,902	1,181,385	975,870	18,927,420	23,859,220

CHANGES IN UNITS:
Beginning units	1,076,663	1,022,727	1,071,068	1,010,449	94,836	112,066	2,147,337	1,652,567
Units purchased	259,895	627,905	964,441	785,835	28,018	32,700	631,126	1,679,314
Units redeemed	(466,502)	(573,969)	(849,484)	(725,216)	(34,939)	(49,930)	(1,189,039)	(1,184,544)

Ending units	870,056	1,076,663	1,186,025	1,071,068	87,915	94,836	1,589,424	2,147,337

	AMVGS4		AMVI4		AMVBC4		AMVNW4
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(42,049)	(40,060)	15,647	6,249	105,466	66,610	(1,065)	(190)
Realized gain (loss) on investments	(209,113)	(278,413)	26,556	(14,143)	92,404	8,826	75,079	(1,022)
Change in unrealized gain (loss) on investments	1,124,180	(214,917)	523,858	(21,350)	895,309	207,600	476,193	19,960
Reinvested capital gains	-	563,756	26,702	47,039	315,526	250,448	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	873,018	30,366	592,763	17,795	1,408,705	533,484	550,207	18,748

Equity transactions:
Purchase payments received from contract owners (note 3)	1,137,391	735,311	2,429,770	985,720	4,919,717	4,288,910	2,319,087	1,097,271
Transfers between funds	22,103	(273,722)	76,019	(69,086)	(128,368)	510,046	45,541	(50,476)
Redemptions (note 3)	(171,193)	(246,228)	(48,266)	(7,051)	(137,114)	(54,019)	(75,088)	(6,111)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(27)	-	(117)	(7)	(259)	(142)	(59)	(1)
Contingent deferred sales charges (note 2)	(697)	(2,502)	(95)	(22)	(705)	(321)	(100)	-
Adjustments to maintain reserves	(198)	(116)	(51)	(18)	(66)	(35)	(33)	(17)

Net equity transactions	987,379	212,743	2,457,260	909,536	4,653,205	4,744,439	2,289,348	1,040,666

Net change in contract owners’ equity	1,860,397	243,109	3,050,023	927,331	6,061,910	5,277,923	2,839,555	1,059,414
Contract owners’ equity beginning of period	3,140,585	2,897,476	1,157,757	230,426	6,285,503	1,007,580	1,238,822	179,408

Contract owners’ equity end of period	$5,000,982	3,140,585	4,207,780	1,157,757	12,347,413	6,285,503	4,078,377	1,238,822

CHANGES IN UNITS:
Beginning units	275,505	255,289	127,026	25,800	559,287	105,055	128,536	19,342
Units purchased	232,619	109,549	304,331	139,651	608,237	655,314	295,275	136,823
Units redeemed	(154,988)	(89,333)	(76,977)	(38,425)	(215,737)	(201,082)	(92,227)	(27,629)

Ending units	353,136	275,505	354,380	127,026	951,787	559,287	331,584	128,536

	AMVCB4		BRVHY3		BRVTR3		BRVED3
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$122,576	111,291	239,708	94,650	11,141	915	19,594	6,774
Realized gain (loss) on investments	48,352	(86,404)	159,978	94,220	(7,738)	738	169,561	8,678
Change in unrealized gain (loss) on investments	825,955	66,991	(114,617)	131,690	7,427	(12,170)	255,807	89,179
Reinvested capital gains	-	-	-	-	-	-	334,952	68,034

Net increase (decrease) in contract owners’ equity resulting from operations	996,883	91,878	285,069	320,560	10,830	(10,517)	779,914	172,665

Equity transactions:
Purchase payments received from contract owners (note 3)	2,676,302	2,430,936	2,435,573	1,378,692	287,226	167,861	697,325	1,374,234
Transfers between funds	1,017,526	1,888,118	1,213,005	4,267,821	1,329,241	410,843	2,825,470	1,098,396
Redemptions (note 3)	(665,157)	(490,011)	(1,056,402)	(26,746)	(67,463)	(4,828)	(262,759)	(23,513)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(423)	(31)	(125)	(44)	(46)	-	(10)	-
Contingent deferred sales charges (note 2)	(1,124)	(1,505)	(21)	-	(2,215)	-	(4,088)	(105)
Adjustments to maintain reserves	(173)	(114)	148	(26)	(33)	(1)	(77)	(24)

Net equity transactions	3,026,951	3,827,393	2,592,178	5,619,697	1,546,710	573,875	3,255,861	2,448,988

Net change in contract owners’ equity	4,023,834	3,919,271	2,877,247	5,940,257	1,557,540	563,358	4,035,775	2,621,653
Contract owners’ equity beginning of period	7,548,638	3,629,367	6,337,471	397,214	563,358	-	2,621,653	-

Contract owners’ equity end of period	$11,572,472	7,548,638	9,214,718	6,337,471	2,120,898	563,358	6,657,428	2,621,653

CHANGES IN UNITS:
Beginning units	774,341	381,441	608,034	42,539	57,049	-	235,495	-
Units purchased	528,935	640,120	1,203,824	950,372	189,077	65,621	477,791	322,973
Units redeemed	(237,170)	(247,220)	(976,456)	(384,877)	(35,324)	(8,572)	(193,273)	(87,478)

Ending units	1,066,106	774,341	835,402	608,034	210,802	57,049	520,013	235,495

	MLVGA3		BRVDA3		CLVHY2		CLVQF2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(46,906)	(84,829)	6,282	4,272	7,717	-	(3,045)	-
Realized gain (loss) on investments	(513,716)	(1,166,385)	7,027	(8,871)	(379)	-	(79)	-
Change in unrealized gain (loss) on investments	3,544,519	1,931,350	85,082	32,104	(5,898)	-	35,758	-
Reinvested capital gains	352,811	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,336,708	680,136	98,391	27,505	1,440	-	32,634	-

Equity transactions:
Purchase payments received from contract owners (note 3)	2,293,023	2,886,595	162,909	102,883	412,848	-	1,337,475	-
Transfers between funds	96,677	(2,535,539)	177,149	(4,239)	125,599	-	127,064	-
Redemptions (note 3)	(3,510,446)	(3,157,748)	(109,341)	(21,846)	(10,844)	-	(25,393)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(73)	(14)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,463)	(42,747)	(15)	(1)	-	-	-	-
Adjustments to maintain reserves	(259)	(228)	(55)	(32)	(10)	-	(21)	-

Net equity transactions	(1,129,541)	(2,849,681)	230,647	76,765	527,593	-	1,439,125	-

Net change in contract owners’ equity	2,207,167	(2,169,545)	329,038	104,270	529,033	-	1,471,759	-
Contract owners’ equity beginning of period	28,513,844	30,683,389	612,405	508,135	-	-	-	-

Contract owners’ equity end of period	$30,721,011	28,513,844	941,443	612,405	529,033	-	1,471,759	-

CHANGES IN UNITS:
Beginning units	2,311,445	2,548,870	62,139	53,940	-	-	-	-
Units purchased	444,028	495,049	40,021	30,479	58,034	-	211,177	-
Units redeemed	(537,125)	(732,474)	(18,030)	(22,280)	(6,244)	-	(65,773)	-

Ending units	2,218,348	2,311,445	84,130	62,139	51,790	-	145,404	-

	CSCRS		DWVSVS		DVMCSS		ETVFR
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$40,287	(7,602)	(11,595)	(3,418)	(41,031)	(32,213)	190,316	89,562
Realized gain (loss) on investments	886	(205,439)	76,309	3,513	77,573	(130,539)	118,703	48,025
Change in unrealized gain (loss) on investments	(36,864)	262,350	98,551	140,004	764,936	500,212	(124,378)	157,667
Reinvested capital gains	-	-	65,924	27,728	86,106	211,616	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,309	49,309	229,189	167,827	887,584	549,076	184,641	295,254

Equity transactions:
Purchase payments received from contract owners (note 3)	11,940	22,351	1,515,858	629,325	1,294,811	1,546,240	3,421,743	1,945,577
Transfers between funds	103,984	226,642	(73,572)	89,614	181,754	1,248,569	912,942	4,485,656
Redemptions (note 3)	(74,211)	(20,791)	(30,988)	(18,739)	(458,763)	(287,762)	(1,755,170)	(368,762)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(72)	(6)	(58)	(18)	(110)	(19)
Contingent deferred sales charges (note 2)	(1,712)	(3)	(4)	(43)	(3,924)	(988)	(6,763)	(2,842)
Adjustments to maintain reserves	(62)	(70)	(64)	(45)	(113)	(231)	1,724	(212)

Net equity transactions	39,939	228,129	1,411,158	700,106	1,013,707	2,505,810	2,574,366	6,059,398

Net change in contract owners’ equity	44,248	277,438	1,640,347	867,933	1,901,291	3,054,886	2,759,007	6,354,652
Contract owners’ equity beginning of period	732,990	455,552	1,096,723	228,790	5,653,750	2,598,864	8,406,005	2,051,353

Contract owners’ equity end of period	$777,238	732,990	2,737,070	1,096,723	7,555,041	5,653,750	11,165,012	8,406,005

CHANGES IN UNITS:
Beginning units	125,124	86,189	92,656	25,034	476,403	249,038	816,617	214,276
Units purchased	65,458	164,810	167,602	86,493	259,487	331,814	1,414,763	1,153,216
Units redeemed	(58,081)	(125,875)	(50,968)	(18,871)	(177,854)	(104,449)	(1,167,379)	(550,875)

Ending units	132,501	125,124	209,290	92,656	558,036	476,403	1,064,001	816,617

	FQB		FC2		FAM2		FB2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$105	119	(37,385)	(47,297)	1,156	(7,455)	29,349	26,148
Realized gain (loss) on investments	-	-	17,484	(213,721)	(14,107)	(153,923)	234,677	32,909
Change in unrealized gain (loss) on investments	39	10	840,701	98,012	11,068	104,211	509,383	125,063
Reinvested capital gains	-	-	349,447	511,964	63,394	56,037	191,759	9,745

Net increase (decrease) in contract owners’ equity resulting from operations	144	129	1,170,247	348,958	61,511	(1,130)	965,168	193,865

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	81,664	104,825	1,950	37,327	4,510,578	3,967,052
Transfers between funds	-	-	215,040	(490,710)	(31,414)	(539,801)	1,428,636	(195,424)
Redemptions (note 3)	-	-	(1,107,967)	(652,894)	(68,182)	(444,824)	(527,848)	(36,398)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(8)	(8)	-	-	-	-	(258)	(75)
Contingent deferred sales charges (note 2)	-	-	(2,578)	(84)	(1,107)	(9,052)	(1,527)	(38)
Adjustments to maintain reserves	6	6	(61)	(20)	(25)	(29)	(96)	(54)

Net equity transactions	(2)	(2)	(813,902)	(1,038,883)	(98,778)	(956,379)	5,409,485	3,735,063

Net change in contract owners’ equity	142	127	356,345	(689,925)	(37,267)	(957,509)	6,374,653	3,928,928
Contract owners’ equity beginning of period	5,271	5,144	6,132,562	6,822,487	555,189	1,512,698	4,158,481	229,553

Contract owners’ equity end of period	$5,413	5,271	6,488,907	6,132,562	517,922	555,189	10,533,134	4,158,481

CHANGES IN UNITS:
Beginning units	300	300	595,707	704,451	46,733	129,762	405,804	23,700
Units purchased	-	-	71,222	69,860	2,955	10,028	660,407	595,592
Units redeemed	-	-	(141,529)	(178,604)	(11,062)	(93,057)	(170,256)	(213,488)

Ending units	300	300	525,400	595,707	38,626	46,733	895,955	405,804

	FEI2		FGI2		FG2		FHI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(26,381)	96,234	(6,415)	37,855	(536,433)	(365,354)	223,695	389,301
Realized gain (loss) on investments	1,023,066	(743,427)	319,041	8,356	1,453,374	(2,279,676)	333,013	(86,570)
Change in unrealized gain (loss) on investments	9,187	1,788,190	382,242	105,908	6,393,894	(1,994,455)	(78,371)	486,451
Reinvested capital gains	282,898	759,458	133,864	-	3,031,312	2,011,604	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,288,770	1,900,455	828,732	152,119	10,342,147	(2,627,881)	478,337	789,182

Equity transactions:
Purchase payments received from contract owners (note 3)	275,517	1,160,348	2,614,065	1,073,897	6,188,542	3,181,045	141,351	129,039
Transfers between funds	(1,981,821)	1,205,281	882,153	2,174,197	9,689,129	(5,034,176)	(3,446,163)	4,446,609
Redemptions (note 3)	(2,401,356)	(2,009,318)	(617,300)	(18,015)	(5,513,372)	(4,648,228)	(771,049)	(291,523)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(130)	(2)	(176)	(55)	-	-
Contingent deferred sales charges (note 2)	(31,930)	(32,644)	(14,211)	-	(64,449)	(14,556)	(3,150)	(2,017)
Adjustments to maintain reserves	(193)	(197)	(142)	(10)	(423)	(166)	(100)	(153)

Net equity transactions	(4,139,783)	323,470	2,864,435	3,230,067	10,299,251	(6,516,136)	(4,079,111)	4,281,955

Net change in contract owners’ equity	(2,851,013)	2,223,925	3,693,167	3,382,186	20,641,398	(9,144,017)	(3,600,774)	5,071,137
Contract owners’ equity beginning of period	14,113,445	11,889,520	3,382,186	-	37,249,353	46,393,370	9,055,287	3,984,150

Contract owners’ equity end of period	$11,262,432	14,113,445	7,075,353	3,382,186	57,890,751	37,249,353	5,454,513	9,055,287

CHANGES IN UNITS:
Beginning units	1,313,407	1,281,852	300,528	-	3,666,543	4,519,108	877,393	437,803
Units purchased	798,418	700,441	597,358	343,609	3,838,319	2,553,157	194,841	1,251,177
Units redeemed	(1,168,190)	(668,886)	(351,944)	(43,081)	(3,217,209)	(3,405,722)	(569,380)	(811,587)

Ending units	943,635	1,313,407	545,942	300,528	4,287,653	3,666,543	502,854	877,393

	FIGBP2		FRESS2		FVSIS2		FTVIS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$44,770	(18,697)	14,232	8,873	258,289	237,603	501,494	413,052
Realized gain (loss) on investments	(2,956)	(104,252)	(668)	3,931	409,236	90,060	(64,625)	(543,959)
Change in unrealized gain (loss) on investments	15,471	(79,387)	(52,765)	5,727	(89,690)	(70,266)	907,483	1,583,693
Reinvested capital gains	10,749	-	102,775	10,227	73,302	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	68,034	(202,336)	63,574	28,758	651,137	257,397	1,344,352	1,452,786

Equity transactions:
Purchase payments received from contract owners (note 3)	2,623,867	549,223	1,338,204	925,124	2,313,925	2,088,041	2,751,087	1,823,768
Transfers between funds	571,770	2,721,834	73,418	370,021	1,732,613	4,897,578	1,745,749	1,568,345
Redemptions (note 3)	(775,805)	(913,294)	(57,453)	(15,254)	(2,168,520)	(351,406)	(1,730,080)	(1,961,683)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(75)	-	(177)	(54)	(208)	(45)	(97)	(19)
Contingent deferred sales charges (note 2)	(3,952)	(1,230)	(575)	(126)	(9,132)	(2,821)	(3,830)	(27,532)
Adjustments to maintain reserves	(63)	(32)	(49)	(21)	(181)	(114)	(246)	(192)

Net equity transactions	2,415,742	2,356,501	1,353,368	1,279,690	1,868,497	6,631,233	2,762,583	1,402,687

Net change in contract owners’ equity	2,483,776	2,154,165	1,416,942	1,308,448	2,519,634	6,888,630	4,106,935	2,855,473
Contract owners’ equity beginning of period	2,154,165	-	1,617,819	309,371	9,039,903	2,151,273	14,570,222	11,714,749

Contract owners’ equity end of period	$4,637,941	2,154,165	3,034,761	1,617,819	11,559,537	9,039,903	18,677,157	14,570,222

CHANGES IN UNITS:
Beginning units	215,943	-	148,880	29,685	887,744	225,260	1,307,754	1,181,994
Units purchased	667,445	1,311,495	204,817	128,397	1,735,718	1,264,862	598,590	650,722
Units redeemed	(431,239)	(1,095,552)	(81,084)	(9,202)	(1,551,836)	(602,378)	(358,665)	(524,962)

Ending units	452,149	215,943	272,613	148,880	1,071,626	887,744	1,547,679	1,307,754

	FTVMD2		FTVGI2		FTVFA2		IVBRA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$26,791	10,914	(149,549)	(86,386)	61,547	89,821	108,469	(46,433)
Realized gain (loss) on investments	(202,422)	(287,666)	239,073	(67,230)	(35,637)	(53,723)	20,938	(185,058)
Change in unrealized gain (loss) on investments	218,520	409,418	(153,292)	388,991	206,053	222,358	(7,899)	521,461
Reinvested capital gains	465,597	423,288	39,419	5,645	175,759	114,990	249,929	-

Net increase (decrease) in contract owners’ equity resulting from operations	508,486	555,954	(24,349)	241,020	407,722	373,446	371,437	289,970

Equity transactions:
Purchase payments received from contract owners (note 3)	993,641	1,438,573	6,161,856	5,101,253	826,447	350,002	593,725	800,938
Transfers between funds	1,507,621	(702,102)	360,394	478,785	12,861	(427,609)	(577,596)	1,349,049
Redemptions (note 3)	(719,838)	(429,671)	(882,626)	(415,529)	(645,058)	(447,493)	(754,541)	(192,848)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(47)	(26)	(365)	(69)	(90)	-	(20)	(4)
Contingent deferred sales charges (note 2)	(10,830)	(1,481)	(5,087)	(2,213)	(130)	(1,413)	(4,038)	(188)
Adjustments to maintain reserves	(214)	(156)	(183)	(122)	(66)	(53)	(109)	(129)

Net equity transactions	1,770,333	305,137	5,633,989	5,162,105	193,964	(526,566)	(742,579)	1,956,818

Net change in contract owners’ equity	2,278,819	861,091	5,609,640	5,403,125	601,686	(153,120)	(371,142)	2,246,788
Contract owners’ equity beginning of period	6,200,340	5,339,249	8,621,570	3,218,445	3,737,817	3,890,937	4,916,721	2,669,933

Contract owners’ equity end of period	$8,479,159	6,200,340	14,231,210	8,621,570	4,339,503	3,737,817	4,545,579	4,916,721

CHANGES IN UNITS:
Beginning units	496,721	473,617	901,438	342,398	252,098	294,082	455,236	272,309
Units purchased	350,909	207,389	1,350,661	999,474	76,925	33,036	118,988	317,125
Units redeemed	(213,267)	(184,285)	(775,213)	(440,434)	(64,654)	(75,020)	(186,164)	(134,198)

Ending units	634,363	496,721	1,476,886	901,438	264,369	252,098	388,060	455,236

	AVIE2		IVEW52		JPIGA2		JPIIB2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,454	200	(19,448)	(11,740)	1,392	16,138	12,292	9,549
Realized gain (loss) on investments	3,110	(35)	66,739	11,897	4,646	(17)	1,435	61
Change in unrealized gain (loss) on investments	77,415	(4,084)	713,078	104,826	80,570	(3,466)	23,338	(4,014)
Reinvested capital gains	-	-	126,115	95,896	38,361	8	4,303	-

Net increase (decrease) in contract owners’ equity resulting from operations	82,979	(3,919)	886,484	200,879	124,969	12,663	41,368	5,596

Equity transactions:
Purchase payments received from contract owners (note 3)	164,686	187,718	2,336,267	3,130,630	194,819	656,101	137,617	345,375
Transfers between funds	187,864	13,850	215,429	65,308	(4,960)	(1,544)	(13,659)	(38)
Redemptions (note 3)	(16,075)	(612)	(85,254)	(28,176)	(7,829)	(2,134)	(589)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(13)	-	(158)	(3)	(15)	-	-	-
Contingent deferred sales charges (note 2)	(4)	-	(350)	(32)	-	-	-	-
Adjustments to maintain reserves	(28)	(11)	(61)	(24)	(13)	(8)	(8)	(14)

Net equity transactions	336,430	200,945	2,465,873	3,167,703	182,002	652,415	123,361	345,323

Net change in contract owners’ equity	419,409	197,026	3,352,357	3,368,582	306,971	665,078	164,729	350,919
Contract owners’ equity beginning of period	278,068	81,042	3,991,196	622,614	741,880	76,802	361,120	10,201

Contract owners’ equity end of period	$697,477	278,068	7,343,553	3,991,196	1,048,851	741,880	525,849	361,120

CHANGES IN UNITS:
Beginning units	30,497	8,736	373,806	65,660	74,694	8,101	35,656	1,055
Units purchased	37,685	24,953	315,964	425,567	19,962	124,835	13,145	34,606
Units redeemed	(5,250)	(3,192)	(102,124)	(117,421)	(3,148)	(58,242)	(1,728)	(5)

Ending units	62,932	30,497	587,646	373,806	91,508	74,694	47,073	35,656

	JABS		JAMGS		JAFBS		JAGTS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$12,603	11,787	(21,146)	(6,562)	50,004	33,371	(20,995)	(6,935)
Realized gain (loss) on investments	21,344	(1,006)	33,338	12,306	2,175	(1,516)	73,878	7,972
Change in unrealized gain (loss) on investments	485,770	47,779	544,114	54,370	12,048	(70,071)	705,227	56,596
Reinvested capital gains	6,254	9,124	231,730	121,574	-	-	159,466	20,727

Net increase (decrease) in contract owners’ equity resulting from operations	525,971	67,684	788,036	181,688	64,227	(38,216)	917,576	78,360

Equity transactions:
Purchase payments received from contract owners (note 3)	2,143,113	1,938,731	1,619,342	1,321,855	831,723	2,403,378	1,967,745	878,463
Transfers between funds	499,551	(28,258)	531,987	131,083	21,043	130,275	119,711	272,542
Redemptions (note 3)	(145,284)	(37,379)	(73,895)	(67,957)	(117,008)	(77,759)	(36,316)	(5,791)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(95)	(24)	(306)	(81)	(109)	(24)	(258)	(44)
Contingent deferred sales charges (note 2)	(269)	-	(236)	(1,013)	(307)	(22)	(120)	-
Adjustments to maintain reserves	(57)	(27)	(43)	(37)	(39)	(28)	(63)	(34)

Net equity transactions	2,496,959	1,873,043	2,076,849	1,383,850	735,303	2,455,820	2,050,699	1,145,136

Net change in contract owners’ equity	3,022,930	1,940,727	2,864,885	1,565,538	799,530	2,417,604	2,968,275	1,223,496
Contract owners’ equity beginning of period	2,032,372	91,645	2,341,082	775,544	3,094,461	676,857	1,484,828	261,332

Contract owners’ equity end of period	$5,055,302	2,032,372	5,205,967	2,341,082	3,893,991	3,094,461	4,453,103	1,484,828

CHANGES IN UNITS:
Beginning units	200,293	9,305	218,334	80,168	308,197	68,097	131,313	26,006
Units purchased	262,067	198,035	202,736	208,464	141,446	353,068	183,725	142,906
Units redeemed	(35,904)	(7,047)	(34,628)	(70,298)	(69,978)	(112,968)	(40,064)	(37,599)

Ending units	426,456	200,293	386,442	218,334	379,665	308,197	274,974	131,313

	LZREMS		LPWHY2		LPVCA2		SBVI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$68,504	(4,405)	134,086	162,855	(14,655)	(3,770)	1,236	909
Realized gain (loss) on investments	289,840	(411,327)	281,585	(146,779)	(2,894)	(8,087)	16,534	28,132
Change in unrealized gain (loss) on investments	2,299,364	1,206,071	(46,476)	371,772	51,639	2,890	150,076	127,441
Reinvested capital gains	-	-	-	-	193,003	32,917	52,091	33,610

Net increase (decrease) in contract owners’ equity resulting from operations	2,657,708	790,339	369,195	387,848	227,093	23,950	219,937	190,092

Equity transactions:
Purchase payments received from contract owners (note 3)	3,139,010	2,511,633	1,227,776	1,387,771	163,377	418,414	-	-
Transfers between funds	1,224,215	2,415,016	885,776	(54,797)	2,053,355	(25,010)	-	-
Redemptions (note 3)	(907,803)	(548,982)	(1,328,798)	(286,439)	(13,165)	(5,120)	(80,298)	(411,671)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(240)	(66)	(87)	(20)	(27)	(10)	(909)	(1,024)
Contingent deferred sales charges (note 2)	(11,172)	(4,915)	(2,559)	(1,978)	(148)	-	-	-
Adjustments to maintain reserves	(343)	(247)	(237)	(143)	(31)	(28)	(18)	2

Net equity transactions	3,443,667	4,372,439	781,871	1,044,394	2,203,361	388,246	(81,225)	(412,693)

Net change in contract owners’ equity	6,101,375	5,162,778	1,151,066	1,432,242	2,430,454	412,196	138,712	(222,601)
Contract owners’ equity beginning of period	8,883,121	3,720,343	3,722,218	2,289,976	635,195	222,999	1,689,874	1,912,475

Contract owners’ equity end of period	$14,984,496	8,883,121	4,873,284	3,722,218	3,065,649	635,195	1,828,586	1,689,874

CHANGES IN UNITS:
Beginning units	1,022,688	511,206	363,716	255,323	68,796	24,088	111,959	141,325
Units purchased	771,376	924,334	860,074	336,394	221,999	50,046	-	-
Units redeemed	(428,326)	(412,852)	(779,317)	(228,001)	(2,765)	(5,338)	(5,075)	(29,366)

Ending units	1,365,738	1,022,688	444,473	363,716	288,030	68,796	106,884	111,959

	SBVSG2		LOVTRC		LOVSDC		MNCPS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(12,568)	(4,311)	53,625	36,654	122,415	72,155	3,935	1,661
Realized gain (loss) on investments	8,152	1,489	(35,547)	17,643	2,465	(1,548)	19,848	532
Change in unrealized gain (loss) on investments	185,568	45,729	48,633	(76,277)	(79,612)	(48,316)	72,192	13,533
Reinvested capital gains	28,758	19,005	-	7,765	-	-	28,355	20,492

Net increase (decrease) in contract owners’ equity resulting from operations	209,910	61,912	66,711	(14,215)	45,268	22,291	124,330	36,218

Equity transactions:
Purchase payments received from contract owners (note 3)	299,658	630,779	1,155,729	1,367,217	2,054,779	3,280,929	1,042,146	708,848
Transfers between funds	163,788	(54,131)	384,957	667,297	512,845	(259,494)	314,137	27,180
Redemptions (note 3)	(34,931)	(2,996)	(243,329)	(71,212)	(1,047,056)	(11,892)	(70,885)	(2,838)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(14)	(6)	(60)	(17)	(145)	(26)	(35)	-
Contingent deferred sales charges (note 2)	-	(19)	(1,511)	(1,349)	-	-	-	-
Adjustments to maintain reserves	(36)	(13)	(118)	(10)	(60)	(32)	(27)	(19)

Net equity transactions	428,465	573,614	1,295,668	1,961,926	1,520,363	3,009,485	1,285,336	733,171

Net change in contract owners’ equity	638,375	635,526	1,362,379	1,947,711	1,565,631	3,031,776	1,409,666	769,389
Contract owners’ equity beginning of period	765,853	130,327	2,396,849	449,138	3,655,324	623,548	769,389	-

Contract owners’ equity end of period	$1,404,228	765,853	3,759,228	2,396,849	5,220,955	3,655,324	2,179,055	769,389

CHANGES IN UNITS:
Beginning units	78,330	13,902	236,073	45,344	361,756	63,112	70,314	-
Units purchased	46,800	85,296	313,700	291,692	409,185	412,443	154,809	90,769
Units redeemed	(7,863)	(20,868)	(190,253)	(100,963)	(259,640)	(113,799)	(44,393)	(20,455)

Ending units	117,267	78,330	359,520	236,073	511,301	361,756	180,730	70,314

	MV3MVS		MVBRES		MVGTAS		MVUSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(79)	(2,241)	4,678	3,480	36,062	(41,081)	36,145	19,589
Realized gain (loss) on investments	13,481	1,904	19,304	(1,563)	(31,808)	(62,750)	27,246	(5,165)
Change in unrealized gain (loss) on investments	143,021	60,526	264,869	(21,533)	224,664	45,208	68,055	(7,317)
Reinvested capital gains	60,377	54,454	42,064	129,117	6,256	150,692	-	16,307

Net increase (decrease) in contract owners’ equity resulting from operations	216,800	114,643	330,915	109,501	235,174	92,069	131,446	23,414

Equity transactions:
Purchase payments received from contract owners (note 3)	921,555	793,670	399,639	1,093,338	115,223	457,506	569,904	464,095
Transfers between funds	243,694	604	(130,208)	14,512	(152,294)	60,656	(64,261)	234,003
Redemptions (note 3)	(112,312)	(1,142)	(108,281)	(16,148)	(366,378)	(220,865)	(25,194)	(29,259)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(45)	(8)	(59)	(23)	-	-	(73)	(49)
Contingent deferred sales charges (note 2)	(184)	-	(412)	(51)	(1,347)	(91)	(217)	(317)
Adjustments to maintain reserves	(34)	(33)	(24)	(27)	(87)	(95)	(53)	(13)

Net equity transactions	1,052,674	793,091	160,655	1,091,601	(404,883)	297,111	480,106	668,460

Net change in contract owners’ equity	1,269,474	907,734	491,570	1,201,102	(169,709)	389,180	611,552	691,874
Contract owners’ equity beginning of period	1,149,406	241,672	1,584,262	383,160	2,817,254	2,428,074	844,273	152,399

Contract owners’ equity end of period	$2,418,880	1,149,406	2,075,832	1,584,262	2,647,545	2,817,254	1,455,825	844,273

CHANGES IN UNITS:
Beginning units	107,689	25,909	154,555	40,006	251,334	226,821	91,233	18,111
Units purchased	118,086	119,248	45,402	133,269	24,384	125,038	72,452	93,821
Units redeemed	(23,572)	(37,468)	(29,959)	(18,720)	(59,584)	(100,525)	(24,609)	(20,699)

Ending units	202,203	107,689	169,998	154,555	216,134	251,334	139,076	91,233

	MVIVSC		MGRFV		MSGI2		MSEMB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$19,649	6,381	(44,325)	(13,864)	39,179	30,352	344,714	262,654
Realized gain (loss) on investments	152,981	(1,360)	(16,814)	(37,875)	(31,447)	(299,252)	(1,030)	(150,791)
Change in unrealized gain (loss) on investments	1,310,390	(96,016)	99,888	49,643	271,051	355,280	299,629	377,082
Reinvested capital gains	7,061	73,723	-	35,550	238,292	237,169	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,490,081	(17,272)	38,749	33,454	517,075	323,549	643,313	488,945

Equity transactions:
Purchase payments received from contract owners (note 3)	2,600,414	3,943,739	980,009	978,948	1,703,050	1,224,495	3,415,089	3,237,556
Transfers between funds	709,804	29,038	(267,899)	(141,098)	402,651	930,656	(77,069)	(579,774)
Redemptions (note 3)	(501,738)	(22,904)	(279,740)	(109,882)	(453,309)	(232,508)	(883,578)	(939,133)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(206)	(28)	(35)	(7)	(140)	(41)	(225)	(68)
Contingent deferred sales charges (note 2)	(285)	(41)	(1,051)	(714)	(5,929)	(3,457)	(5,166)	(6,940)
Adjustments to maintain reserves	(83)	(51)	(114)	(141)	(212)	(122)	(298)	(201)

Net equity transactions	2,807,906	3,949,753	431,170	727,106	1,646,111	1,919,023	2,448,753	1,711,440

Net change in contract owners’ equity	4,297,987	3,932,481	469,919	760,560	2,163,186	2,242,572	3,092,066	2,200,385
Contract owners’ equity beginning of period	4,676,219	743,738	3,201,135	2,440,575	4,562,295	2,319,723	7,457,620	5,257,235

Contract owners’ equity end of period	$8,974,206	4,676,219	3,671,054	3,201,135	6,725,481	4,562,295	10,549,686	7,457,620

CHANGES IN UNITS:
Beginning units	466,163	76,130	322,387	248,518	446,629	257,517	642,260	496,196
Units purchased	364,070	554,507	156,544	189,910	357,640	374,761	468,825	449,894
Units redeemed	(116,779)	(164,474)	(114,188)	(116,041)	(212,247)	(185,649)	(274,516)	(303,830)

Ending units	713,454	466,163	364,743	322,387	592,022	446,629	836,569	642,260

	MSVGT2		VKVGR2		NVBX		NVIX
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(6,966)	(22,279)	125,591	(7,440)	261,351	122,126	441,765	155,110
Realized gain (loss) on investments	14,490	(89,340)	48,391	10,946	(76,068)	209,954	338,680	(226,133)
Change in unrealized gain (loss) on investments	189,977	160,086	807,375	82,126	45,298	(255,528)	2,697,326	70,431
Reinvested capital gains	24,435	6,541	-	-	25,858	31,448	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	221,936	55,008	981,357	85,632	256,439	108,000	3,477,771	(592)

Equity transactions:
Purchase payments received from contract owners (note 3)	82,071	154,652	4,198,853	5,014,339	7,438,038	7,459,812	10,213,856	3,245,668
Transfers between funds	116,586	(185,146)	(1,219,343)	(257,576)	889,655	(960,961)	7,136,055	3,474,574
Redemptions (note 3)	(169,383)	(29,823)	(1,175,774)	(1,340,234)	(1,301,165)	(2,602,405)	(1,531,335)	(1,142,496)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5)	-	(303)	(101)	(274)	(36)	(137)	(31)
Contingent deferred sales charges (note 2)	(161)	(91)	(10,292)	(27,211)	(3,570)	(3,282)	(8,708)	(766)
Adjustments to maintain reserves	(116)	(31)	(314)	(195)	(188)	(103)	(363)	(96)

Net equity transactions	28,992	(60,439)	1,792,827	3,389,022	7,022,496	3,893,025	15,809,368	5,576,853

Net change in contract owners’ equity	250,928	(5,431)	2,774,184	3,474,654	7,278,935	4,001,025	19,287,139	5,576,261
Contract owners’ equity beginning of period	1,517,012	1,522,443	11,248,409	7,773,755	15,569,058	11,568,033	9,012,149	3,435,888

Contract owners’ equity end of period	$1,767,940	1,517,012	14,022,593	11,248,409	22,847,993	15,569,058	28,299,288	9,012,149

CHANGES IN UNITS:
Beginning units	139,046	145,377	942,836	666,394	1,551,608	1,162,145	950,900	361,849
Units purchased	36,680	52,616	510,001	585,458	1,728,703	3,813,652	2,326,394	899,448
Units redeemed	(33,936)	(58,947)	(371,425)	(309,016)	(1,046,123)	(3,424,189)	(854,457)	(310,397)

Ending units	141,790	139,046	1,081,412	942,836	2,234,188	1,551,608	2,422,837	950,900

	NAMGI2		NAMAA2		NVAMV2		GVAAA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,232	3,801	15,176	(8,695)	15,525	17,730	(132,377)	178,674
Realized gain (loss) on investments	2,956	(26,736)	122,408	197	18,331	585	161,379	(114,453)
Change in unrealized gain (loss) on investments	317,597	49,219	81,441	74,621	64,103	65,494	5,497,508	297,803
Reinvested capital gains	2,509	60,407	19,200	-	99,496	87,713	1,249,321	2,163,941

Net increase (decrease) in contract owners’ equity resulting from operations	325,294	86,691	238,225	66,123	197,455	171,522	6,775,831	2,525,965

Equity transactions:
Purchase payments received from contract owners (note 3)	1,003,706	362,048	1,317,324	269,239	1,129,762	1,243,458	11,975,556	7,261,542
Transfers between funds	(117)	(151,347)	(678,794)	222,315	117,682	44,883	9,854,482	5,219,172
Redemptions (note 3)	(9,662)	(137,822)	(4,232)	(593)	(63,855)	(28,328)	(4,930,952)	(3,736,968)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(99)	(128)	(15)	-	(121)	(11)	(668)	(80)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(27,267)	(35,565)
Adjustments to maintain reserves	(12)	(7)	(6)	(17)	(51)	(31)	(489)	(189)

Net equity transactions	993,816	72,744	634,277	490,944	1,183,417	1,259,971	16,870,662	8,707,912

Net change in contract owners’ equity	1,319,110	159,435	872,502	557,067	1,380,872	1,431,493	23,646,493	11,233,877
Contract owners’ equity beginning of period	1,097,580	938,145	1,074,953	517,886	1,712,798	281,305	41,030,662	29,796,785

Contract owners’ equity end of period	$2,416,690	1,097,580	1,947,455	1,074,953	3,093,670	1,712,798	64,677,155	41,030,662

CHANGES IN UNITS:
Beginning units	105,135	97,786	103,920	53,778	150,830	29,431	2,870,103	2,248,551
Units purchased	135,615	41,530	129,867	50,783	142,278	148,231	1,784,973	1,544,419
Units redeemed	(48,509)	(34,181)	(71,606)	(641)	(38,960)	(26,832)	(701,716)	(922,867)

Ending units	192,241	105,135	162,181	103,920	254,148	150,830	3,953,360	2,870,103

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,545	27,823	(17,843)	16,773	(78,172)	(21,623)	31,243	2,684
Realized gain (loss) on investments	(21,133)	766	37,456	(10,550)	(3,147)	(59,409)	16,922	(22,599)
Change in unrealized gain (loss) on investments	63,903	(81,199)	848,920	(258,037)	1,316,635	(332,504)	458,631	(59,750)
Reinvested capital gains	9,989	5,814	602,162	254,199	892,727	667,869	825,726	353,073

Net increase (decrease) in contract owners’ equity resulting from operations	58,304	(46,796)	1,470,695	2,385	2,128,043	254,333	1,332,522	273,408

Equity transactions:
Purchase payments received from contract owners (note 3)	2,127,620	2,230,563	4,686,874	1,940,077	8,175,274	3,128,812	6,622,218	2,834,345
Transfers between funds	71,123	98,950	823,348	495,993	57,735	112,224	406,255	(221,328)
Redemptions (note 3)	(791,807)	(6,966)	(512,993)	(71,841)	(580,403)	(70,679)	(495,514)	(32,134)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(102)	(16)	(210)	(17)	(425)	(59)	(400)	(43)
Contingent deferred sales charges (note 2)	(48)	-	(393)	(153)	(131)	(41)	(3,311)	(102)
Adjustments to maintain reserves	(38)	(13)	(89)	(26)	(59)	(14)	(62)	(41)

Net equity transactions	1,406,748	2,322,518	4,996,537	2,364,033	7,651,991	3,170,243	6,529,186	2,580,697

Net change in contract owners’ equity	1,465,052	2,275,722	6,467,232	2,366,418	9,780,034	3,424,576	7,861,708	2,854,105
Contract owners’ equity beginning of period	2,413,672	137,950	3,361,364	994,946	4,737,199	1,312,623	3,919,105	1,065,000

Contract owners’ equity end of period	$3,878,724	2,413,672	9,828,596	3,361,364	14,517,233	4,737,199	11,780,813	3,919,105

CHANGES IN UNITS:
Beginning units	237,886	13,798	349,659	102,474	444,358	132,725	368,792	110,075
Units purchased	376,959	297,510	684,015	348,688	925,449	459,145	777,717	372,523
Units redeemed	(240,167)	(73,422)	(244,541)	(101,503)	(291,464)	(147,512)	(226,392)	(113,806)

Ending units	374,678	237,886	789,133	349,659	1,078,343	444,358	920,117	368,792

	HIBF		GEM		GEM2		NVIE6
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$160,698	143,285	15,201	(22,690)	2,360	(30)	5,971	3,129
Realized gain (loss) on investments	134,860	(6,065)	695,637	(346,273)	11,247	(388)	4,297	(8)
Change in unrealized gain (loss) on investments	(132,666)	290,879	670,289	594,374	189,371	11,680	136,046	(1,013)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	162,892	428,099	1,381,127	225,411	202,978	11,262	146,314	2,108

Equity transactions:
Purchase payments received from contract owners (note 3)	1,007,902	615,362	100,287	163,590	1,095,888	39,443	832,184	297,768
Transfers between funds	(228,963)	(20,435)	3,601,416	420,503	210,243	21,175	1,469	41,668
Redemptions (note 3)	(373,447)	(461,601)	(454,179)	(816,296)	(8,018)	(5,035)	(12,732)	(12,007)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(76)	(10)	-	-	(15)	-	(31)	(7)
Contingent deferred sales charges (note 2)	(26)	-	(928)	(5,525)	(3)	-	(3)	-
Adjustments to maintain reserves	(56)	(85)	(240)	(101)	(19)	2	(21)	(16)

Net equity transactions	405,334	133,231	3,246,356	(237,829)	1,298,076	55,585	820,866	327,406

Net change in contract owners’ equity	568,226	561,330	4,627,483	(12,418)	1,501,054	66,847	967,180	329,514
Contract owners’ equity beginning of period	2,977,063	2,415,733	3,020,697	3,033,115	174,949	108,102	335,814	6,300

Contract owners’ equity end of period	$3,545,289	2,977,063	7,648,180	3,020,697	1,676,003	174,949	1,302,994	335,814

CHANGES IN UNITS:
Beginning units	279,127	255,096	356,757	380,459	19,341	12,717	36,909	688
Units purchased	502,351	489,057	657,418	252,324	129,695	24,220	96,179	37,542
Units redeemed	(466,477)	(465,026)	(364,496)	(276,026)	(15,809)	(17,596)	(18,985)	(1,321)

Ending units	315,001	279,127	649,679	356,757	133,227	19,341	114,103	36,909

	NVNMO2		NVNSR2		NVCRA2		NVCRB2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(11,471)	116	(1,128)	35	(22,827)	66,574	49,069	159,201
Realized gain (loss) on investments	74,141	(2,884)	(162)	(4,227)	6,492	(218,978)	(250,448)	(439,202)
Change in unrealized gain (loss) on investments	239,476	14,019	16,052	6,167	888,065	(16,599)	929,926	171,707
Reinvested capital gains	48,386	7,349	60,512	13,935	636,437	691,501	606,050	690,500

Net increase (decrease) in contract owners’ equity resulting from operations	350,532	18,600	75,274	15,910	1,508,167	522,498	1,334,597	582,206

Equity transactions:
Purchase payments received from contract owners (note 3)	1,460,372	203,914	480,775	142,856	1,111,684	828,572	372,229	1,934,803
Transfers between funds	1,209,282	(18,438)	19,732	(723)	42,112	(201,986)	(97,389)	(600,463)
Redemptions (note 3)	(209,591)	(610)	(8,035)	-	(1,345,285)	(1,855,389)	(1,892,605)	(1,153,211)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3)	-	-	(26)	(10)	-	(148)	(57)
Contingent deferred sales charges (note 2)	-	-	-	-	(1,166)	(16,953)	(15,949)	(29,806)
Adjustments to maintain reserves	(20)	2	(7)	2	(103)	(39)	(214)	(171)

Net equity transactions	2,460,040	184,868	492,465	142,109	(192,768)	(1,245,795)	(1,634,076)	151,095

Net change in contract owners’ equity	2,810,572	203,468	567,739	158,019	1,315,399	(723,297)	(299,479)	733,301
Contract owners’ equity beginning of period	203,468	-	244,488	86,469	8,224,948	8,948,245	13,812,717	13,079,416

Contract owners’ equity end of period	$3,014,040	203,468	812,227	244,488	9,540,347	8,224,948	13,513,238	13,812,717

CHANGES IN UNITS:
Beginning units	18,479	-	23,129	8,905	535,941	622,297	1,046,807	1,035,762
Units purchased	300,187	33,568	43,890	15,427	115,379	162,033	133,037	326,055
Units redeemed	(96,270)	(15,089)	(1,486)	(1,203)	(127,288)	(248,389)	(253,581)	(315,010)

Ending units	222,396	18,479	65,533	23,129	524,032	535,941	926,263	1,046,807

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$11,079	158,416	51,406	121,426	18,448	367,276	(8,942)	128,448
Realized gain (loss) on investments	(240,750)	(274,285)	(217,762)	(225,784)	(1,199,816)	(2,346,862)	(57,419)	(1,137,235)
Change in unrealized gain (loss) on investments	1,192,128	(248,834)	515,183	183,740	2,874,279	1,224,603	994,565	513,214
Reinvested capital gains	958,006	1,118,782	273,845	340,721	1,594,718	2,298,145	901,113	1,166,928

Net increase (decrease) in contract owners’ equity resulting from operations	1,920,463	754,079	622,672	420,103	3,287,629	1,543,162	1,829,317	671,355

Equity transactions:
Purchase payments received from contract owners (note 3)	880,795	886,294	1,504,739	2,937,521	3,039,321	6,069,763	402,549	380,428
Transfers between funds	(491,488)	(440,585)	(942,085)	544,762	(5,332,915)	(1,206,858)	3,202,611	(760,887)
Redemptions (note 3)	(939,075)	(935,906)	(1,786,630)	(2,721,152)	(7,256,075)	(9,566,843)	(5,677,512)	(5,433,979)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(20)	-	(64)	(10)	(102)	(15)	(120)	-
Contingent deferred sales charges (note 2)	(31,971)	(33,741)	(2,429)	(8,132)	(27,623)	(20,978)	(8,555)	(20,128)
Adjustments to maintain reserves	(193)	(127)	(144)	(136)	(306)	(181)	(173)	(49)

Net equity transactions	(581,952)	(524,065)	(1,226,613)	752,853	(9,577,700)	(4,725,112)	(2,081,200)	(5,834,615)

Net change in contract owners’ equity	1,338,511	230,014	(603,941)	1,172,956	(6,290,071)	(3,181,950)	(251,883)	(5,163,260)
Contract owners’ equity beginning of period	14,367,053	14,137,039	14,383,344	13,210,388	32,416,486	35,598,436	11,809,323	16,972,583

Contract owners’ equity end of period	$15,705,564	14,367,053	13,779,403	14,383,344	26,126,415	32,416,486	11,557,440	11,809,323

CHANGES IN UNITS:
Beginning units	1,016,035	1,056,215	1,259,124	1,195,585	2,370,957	2,737,046	806,643	1,230,141
Units purchased	101,370	124,242	247,989	546,437	268,321	1,021,975	358,821	337,628
Units redeemed	(144,868)	(164,422)	(356,981)	(482,898)	(938,283)	(1,388,064)	(489,265)	(761,126)

Ending units	972,537	1,016,035	1,150,132	1,259,124	1,700,995	2,370,957	676,199	806,643

	NVCMC2		NVCBD2		NVLCP2		TRF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$36,081	83,670	47,154	27,244	29,221	86,664	(8,811)	(9,830)
Realized gain (loss) on investments	(62,914)	(339,179)	2,188	168	(32,571)	99,046	503,067	(127,049)
Change in unrealized gain (loss) on investments	343,100	293,857	17,022	(24,693)	167,372	(15,056)	38,977	279,201
Reinvested capital gains	362,695	325,515	-	2,193	-	34,730	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	678,962	363,863	66,364	4,912	164,022	205,384	533,233	142,322

Equity transactions:
Purchase payments received from contract owners (note 3)	137,147	942,839	514,966	1,743,042	170,757	607,495	12,893	166,011
Transfers between funds	1,009,891	1,142,567	98,328	62,124	(2,308,891)	2,564,972	1,634,784	(1,052,213)
Redemptions (note 3)	(601,572)	(2,068,623)	(8,004)	(12,982)	(1,651,383)	(3,045,633)	(319,088)	(1,387,808)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(126)	(23)	(44)	(12)	(25)	-	-	-
Contingent deferred sales charges (note 2)	(1,063)	(5,362)	-	-	(4,123)	(5,994)	(20)	(94)
Adjustments to maintain reserves	(84)	(103)	(26)	(9)	(150)	(133)	(79)	(106)

Net equity transactions	544,193	11,295	605,220	1,792,163	(3,793,815)	120,707	1,328,490	(2,274,210)

Net change in contract owners’ equity	1,223,155	375,158	671,584	1,797,075	(3,629,793)	326,091	1,861,723	(2,131,888)
Contract owners’ equity beginning of period	8,133,921	7,758,763	2,037,269	240,194	9,334,860	9,008,769	2,046,898	4,178,786

Contract owners’ equity end of period	$9,357,076	8,133,921	2,708,853	2,037,269	5,705,067	9,334,860	3,908,621	2,046,898

CHANGES IN UNITS:
Beginning units	646,126	644,930	199,123	24,355	870,990	855,161	172,307	384,754
Units purchased	98,787	315,049	88,348	278,932	402,646	1,735,285	722,449	284,932
Units redeemed	(57,443)	(313,853)	(30,491)	(104,164)	(755,009)	(1,719,456)	(617,094)	(497,379)

Ending units	687,470	646,126	256,980	199,123	518,627	870,990	277,662	172,307

	TRF2		GBF		GBF2		GVIDA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,279)	2,093	32,671	(15,845)	8,569	7,290	18,111	2,116
Realized gain (loss) on investments	46,893	177	(214,560)	200,200	(7,084)	(2,918)	51,738	29,709
Change in unrealized gain (loss) on investments	26,139	17,355	200,494	(108,670)	2,159	(28,545)	392,031	2,931
Reinvested capital gains	-	-	-	-	-	-	445,011	378,444

Net increase (decrease) in contract owners’ equity resulting from operations	71,753	19,625	18,605	75,685	3,644	(24,173)	906,891	413,200

Equity transactions:
Purchase payments received from contract owners (note 3)	161,117	353,773	47,149	2,656,852	730,128	291,043	1,179,394	147,353
Transfers between funds	(324,348)	33,688	(1,866,568)	1,247,103	(285,725)	327,984	344,233	(323,312)
Redemptions (note 3)	(4,939)	(750)	(1,788,460)	(3,984,171)	(10,331)	(13,329)	(480,431)	(485,373)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(63)	(5)	-	-	(74)	(17)	(150)	-
Contingent deferred sales charges (note 2)	-	-	(2,928)	(26,443)	-	-	(3,645)	(1,629)
Adjustments to maintain reserves	-	(6)	(147)	(122)	(43)	(19)	(155)	(113)

Net equity transactions	(168,233)	386,700	(3,610,954)	(106,781)	433,955	605,662	1,039,246	(663,074)

Net change in contract owners’ equity	(96,480)	406,325	(3,592,349)	(31,096)	437,599	581,489	1,946,137	(249,874)
Contract owners’ equity beginning of period	464,063	57,738	10,343,716	10,374,812	765,343	183,854	5,082,699	5,332,573

Contract owners’ equity end of period	$367,583	464,063	6,751,367	10,343,716	1,202,942	765,343	7,028,836	5,082,699

CHANGES IN UNITS:
Beginning units	44,266	6,055	1,042,731	1,038,287	77,350	18,436	466,597	528,278
Units purchased	20,226	38,286	916,101	2,948,366	81,616	69,408	165,801	122,914
Units redeemed	(35,069)	(75)	(1,283,424)	(2,943,922)	(38,002)	(10,494)	(79,168)	(184,595)

Ending units	29,423	44,266	675,408	1,042,731	120,964	77,350	553,230	466,597

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$41,571	37,694	56,036	15,222	74,357	81,986	306,710	268,988
Realized gain (loss) on investments	(1,217)	(46,197)	6,293	(77,427)	80,150	(449,668)	(233,278)	(914,027)
Change in unrealized gain (loss) on investments	359,851	123,045	463,398	144,622	121,199	380,080	2,173,592	503,183
Reinvested capital gains	157,012	120,689	330,806	166,450	302,933	267,053	3,230,877	2,111,569

Net increase (decrease) in contract owners’ equity resulting from operations	557,217	235,231	856,533	248,867	578,639	279,451	5,477,901	1,969,713

Equity transactions:
Purchase payments received from contract owners (note 3)	963,361	1,842,920	1,861,060	871,622	3,330,856	5,954,781	12,520,632	15,781,154
Transfers between funds	591,426	180,060	2,823,557	(70,496)	(402,768)	(1,259,881)	6,020,594	(8,832,200)
Redemptions (note 3)	(411,858)	(464,359)	(350,011)	(256,597)	(2,208,576)	(2,029,143)	(4,560,675)	(4,186,057)
Annuity benefits	-	-	-	-	-	-	(5,142)	(4,828)
Contract maintenance charges (note 2)	(153)	(76)	(55)	-	(179)	-	(1,192)	(371)
Contingent deferred sales charges (note 2)	(1,534)	(1,504)	(2,068)	(9,715)	(2,920)	(11,489)	(6,789)	(4,102)
Adjustments to maintain reserves	(110)	(70)	(138)	(47)	(164)	(89)	(251)	(227)

Net equity transactions	1,141,132	1,556,971	4,332,345	534,767	716,249	2,654,179	13,967,177	2,753,369

Net change in contract owners’ equity	1,698,349	1,792,202	5,188,878	783,634	1,294,888	2,933,630	19,445,078	4,723,082
Contract owners’ equity beginning of period	5,285,310	3,493,108	4,400,063	3,616,429	13,922,775	10,989,145	42,520,345	37,797,263

Contract owners’ equity end of period	$6,983,659	5,285,310	9,588,941	4,400,063	15,217,663	13,922,775	61,965,423	42,520,345

CHANGES IN UNITS:
Beginning units	498,988	346,219	410,422	357,957	1,352,080	1,096,796	3,963,445	3,723,008
Units purchased	157,710	249,774	508,040	236,189	480,838	1,229,403	2,237,583	2,116,807
Units redeemed	(55,353)	(97,005)	(129,171)	(183,724)	(417,617)	(974,119)	(1,024,228)	(1,876,370)

Ending units	601,345	498,988	789,291	410,422	1,415,301	1,352,080	5,176,800	3,963,445

	GVDMA		GVDMC		MCIF		SAM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$88,569	77,632	143,087	133,965	(5,749)	37,582	(522)	(781)
Realized gain (loss) on investments	65,511	(17,261)	(231,336)	(203,179)	284,237	(229,489)	-	-
Change in unrealized gain (loss) on investments	1,120,779	(78,926)	718,463	74,700	1,306,073	498,710	-	-
Reinvested capital gains	1,169,970	942,292	853,948	560,583	1,375,406	1,112,273	-	1

Net increase (decrease) in contract owners’ equity resulting from operations	2,444,829	923,737	1,484,162	566,069	2,959,967	1,419,076	(522)	(780)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,228,272	4,035,271	4,902,642	6,686,933	11,331,546	5,586,667	-	-
Transfers between funds	176,382	280,749	2,053,266	(366,433)	2,010,668	5,173,968	-	-
Redemptions (note 3)	(1,935,351)	(882,463)	(3,567,504)	(1,176,119)	(1,551,907)	(743,119)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(500)	(194)	(373)	(50)	(283)	(70)	(25)	(28)
Contingent deferred sales charges (note 2)	(3,889)	(22,666)	(2,283)	(3,203)	(9,633)	(6,597)	-	-
Adjustments to maintain reserves	(266)	(146)	(281)	(86)	(418)	(168)	(6)	-

Net equity transactions	3,464,648	3,410,551	3,385,467	5,141,042	11,779,973	10,010,681	(31)	(28)

Net change in contract owners’ equity	5,909,477	4,334,288	4,869,629	5,707,111	14,739,940	11,429,757	(553)	(808)
Contract owners’ equity beginning of period	14,623,881	10,289,593	17,985,057	12,277,946	15,246,746	3,816,989	59,747	60,555

Contract owners’ equity end of period	$20,533,358	14,623,881	22,854,686	17,985,057	29,986,686	15,246,746	59,194	59,747

CHANGES IN UNITS:
Beginning units	1,352,219	1,018,739	1,708,962	1,217,405	1,319,288	392,371	6,519	6,522
Units purchased	605,203	482,789	811,182	849,017	2,088,310	1,901,773	-	-
Units redeemed	(312,434)	(149,309)	(508,067)	(357,460)	(1,142,105)	(974,856)	(3)	(3)

Ending units	1,644,988	1,352,219	2,012,077	1,708,962	2,265,493	1,319,288	6,516	6,519

	NVMIG6		GVDIV2		NVMLG2		NVMLV2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(23,954)	(13,158)	67,209	45,053	(110,646)	(35,742)	(30,234)	75,470
Realized gain (loss) on investments	(45,324)	(188,029)	15,620	(327,007)	(283,490)	(146,505)	118,357	(537,725)
Change in unrealized gain (loss) on investments	1,211,371	(84,204)	1,135,824	518,695	1,940,583	(477,080)	772,728	924,082
Reinvested capital gains	-	59,026	-	-	319,763	658,135	542,001	565,120

Net increase (decrease) in contract owners’ equity resulting from operations	1,142,093	(226,365)	1,218,653	236,741	1,866,210	(1,192)	1,402,852	1,026,947

Equity transactions:
Purchase payments received from contract owners (note 3)	248,803	186,382	187,970	197,449	334,994	470,063	719,135	352,593
Transfers between funds	845,347	1,983,304	442,969	2,430,026	(624,673)	2,699,561	(3,040,960)	7,141,534
Redemptions (note 3)	(618,898)	(441,904)	(857,919)	(229,217)	(1,218,669)	(328,646)	(1,119,912)	(368,179)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(8)	-	(45)	(2)	(14)	(18)
Contingent deferred sales charges (note 2)	(3,860)	(780)	(4,122)	(1,345)	(6,077)	(3,719)	(8,407)	(3,262)
Adjustments to maintain reserves	(163)	(67)	(276)	(134)	(329)	(140)	(228)	(129)

Net equity transactions	471,229	1,726,935	(231,386)	2,396,779	(1,514,799)	2,837,117	(3,450,386)	7,122,539

Net change in contract owners’ equity	1,613,322	1,500,570	987,267	2,633,520	351,411	2,835,925	(2,047,534)	8,149,486
Contract owners’ equity beginning of period	4,894,604	3,394,034	6,162,574	3,529,054	7,850,446	5,014,521	13,386,869	5,237,383

Contract owners’ equity end of period	$6,507,926	4,894,604	7,149,841	6,162,574	8,201,857	7,850,446	11,339,335	13,386,869

CHANGES IN UNITS:
Beginning units	397,851	266,004	710,285	421,105	456,845	294,364	774,134	348,734
Units purchased	178,669	263,913	190,883	497,742	196,766	269,119	193,891	598,328
Units redeemed	(149,806)	(132,066)	(219,050)	(208,562)	(279,694)	(106,638)	(385,414)	(172,928)

Ending units	426,714	397,851	682,118	710,285	373,917	456,845	582,611	774,134

	NVMMG1		NVMMG2		NVMMV2		SCGF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,345)	(1,489)	(93,697)	(84,108)	(46,259)	13,169	(64,412)	(40,016)
Realized gain (loss) on investments	(413)	38,322	463,828	(1,074,907)	584,375	(699,150)	247,183	(319,423)
Change in unrealized gain (loss) on investments	19,463	(49,939)	691,105	575,672	187,051	1,108,273	665,026	(163,017)
Reinvested capital gains	5,038	10,571	320,676	654,820	516,558	842,367	31,943	554,371

Net increase (decrease) in contract owners’ equity resulting from operations	22,743	(2,535)	1,381,912	71,477	1,241,725	1,264,659	879,740	31,915

Equity transactions:
Purchase payments received from contract owners (note 3)	-	165	716,422	489,199	1,261,084	1,388,992	109,079	194,886
Transfers between funds	(3,442)	(82,241)	2,297,594	(2,111,511)	(1,611,173)	3,751,969	2,413,197	(671,395)
Redemptions (note 3)	(5,020)	(62,648)	(853,270)	(1,154,067)	(1,731,235)	(1,699,093)	(571,428)	(188,777)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(56)	(13)	(146)	(67)	-	-
Contingent deferred sales charges (note 2)	-	-	(1,712)	(4,345)	(8,750)	(8,394)	(2,749)	(718)
Adjustments to maintain reserves	(45)	-	(230)	(101)	(452)	(175)	(172)	(111)

Net equity transactions	(8,507)	(144,724)	2,158,748	(2,780,838)	(2,090,672)	3,433,232	1,947,927	(666,115)

Net change in contract owners’ equity	14,236	(147,259)	3,540,660	(2,709,361)	(848,947)	4,697,891	2,827,667	(634,200)
Contract owners’ equity beginning of period	88,222	235,481	4,422,763	7,132,124	10,940,679	6,242,788	2,561,937	3,196,137

Contract owners’ equity end of period	$102,458	88,222	7,963,423	4,422,763	10,091,732	10,940,679	5,389,604	2,561,937

CHANGES IN UNITS:
Beginning units	3,684	10,326	260,056	439,773	537,974	354,372	220,195	292,448
Units purchased	-	7	441,629	186,138	326,795	607,629	725,054	68,870
Units redeemed	(289)	(6,649)	(327,689)	(365,855)	(423,308)	(424,027)	(567,138)	(141,123)

Ending units	3,395	3,684	373,996	260,056	441,461	537,974	378,111	220,195

	SCGF2		SCVF		SCVF2		SCF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(7,229)	(3,899)	(55,925)	(34,089)	(7,419)	(1,420)	(63,215)	(30,381)
Realized gain (loss) on investments	(10,034)	(12,166)	427,778	(597,859)	30,672	(7,112)	(56,280)	(151,879)
Change in unrealized gain (loss) on investments	147,154	(43,630)	(290,804)	1,223,398	18,055	41,117	334,575	351,542
Reinvested capital gains	5,619	91,558	208,382	477,747	48,468	34,120	330,035	467,330

Net increase (decrease) in contract owners’ equity resulting from operations	135,510	31,863	289,431	1,069,197	89,776	66,705	545,115	636,612

Equity transactions:
Purchase payments received from contract owners (note 3)	525,940	115,537	95,356	432,973	732,237	200,528	150,688	98,012
Transfers between funds	69,077	(15,580)	(852,765)	1,779,044	(65,872)	149,380	744,711	839,221
Redemptions (note 3)	(88,102)	(8,685)	(1,117,507)	(853,074)	(37,213)	(5,632)	(738,107)	(178,191)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(56)	(15)	-	-	(39)	(10)	-	-
Contingent deferred sales charges (note 2)	-	-	(3,259)	(7,517)	-	(23)	(3,650)	(229)
Adjustments to maintain reserves	(53)	(23)	(263)	(146)	(10)	(25)	(121)	(113)

Net equity transactions	506,806	91,234	(1,878,438)	1,351,280	629,103	344,218	153,521	758,700

Net change in contract owners’ equity	642,316	123,097	(1,589,007)	2,420,477	718,879	410,923	698,636	1,395,312
Contract owners’ equity beginning of period	437,082	313,985	6,191,231	3,770,754	639,253	228,330	4,190,932	2,795,620

Contract owners’ equity end of period	$1,079,398	437,082	4,602,224	6,191,231	1,358,132	639,253	4,889,568	4,190,932

CHANGES IN UNITS:
Beginning units	45,722	35,096	502,461	379,349	55,859	24,757	342,415	274,289
Units purchased	59,052	25,496	159,108	658,141	85,568	46,090	173,735	143,541
Units redeemed	(13,196)	(14,870)	(314,342)	(535,029)	(30,832)	(14,988)	(159,424)	(75,415)

Ending units	91,578	45,722	347,227	502,461	110,595	55,859	356,726	342,415

	SCF2		MSBF		NVSTB2		NVOLG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(10,108)	(2,501)	367,269	94,663	19,581	92,672	(49,861)	(15,265)
Realized gain (loss) on investments	1,334	319	94,212	100,190	30,004	(49,580)	(111,786)	(83,422)
Change in unrealized gain (loss) on investments	62,808	22,792	(73,115)	42,865	(22,841)	23,319	1,070,872	(573,574)
Reinvested capital gains	92,243	41,689	-	-	-	-	109,903	767,356

Net increase (decrease) in contract owners’ equity resulting from operations	146,277	62,299	388,366	237,718	26,744	66,411	1,019,128	95,095

Equity transactions:
Purchase payments received from contract owners (note 3)	177,180	168,969	2,434,885	1,241,844	3,993,274	1,642,650	1,481,261	1,492,332
Transfers between funds	761,200	(36,264)	2,595,321	1,868,333	(4,063,914)	4,624,030	1,210,096	1,571,149
Redemptions (note 3)	(5,295)	(13,978)	(1,124,623)	(543,140)	(1,262,845)	(692,846)	(676,489)	(120,775)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(20)	-	(131)	(29)	(52)	(18)	(111)	(24)
Contingent deferred sales charges (note 2)	(3)	(845)	(10,394)	(2,103)	(5,494)	(2,466)	(4,353)	(88)
Adjustments to maintain reserves	(45)	(16)	(226)	(131)	(324)	(78)	(143)	(96)

Net equity transactions	933,017	117,866	3,894,832	2,564,774	(1,339,355)	5,571,272	2,010,261	2,942,498

Net change in contract owners’ equity	1,079,294	180,165	4,283,198	2,802,492	(1,312,611)	5,637,683	3,029,389	3,037,593
Contract owners’ equity beginning of period	295,052	114,887	7,075,604	4,273,112	14,691,214	9,053,531	3,416,507	378,914

Contract owners’ equity end of period	$1,374,346	295,052	11,358,802	7,075,604	13,378,603	14,691,214	6,445,896	3,416,507

CHANGES IN UNITS:
Beginning units	26,607	12,554	706,336	456,734	1,490,755	928,715	339,792	38,542
Units purchased	86,643	28,667	1,141,275	827,019	1,072,962	1,294,509	305,551	410,988
Units redeemed	(2,902)	(14,614)	(770,236)	(577,417)	(1,213,812)	(732,469)	(133,789)	(109,738)

Ending units	110,348	26,607	1,077,375	706,336	1,349,905	1,490,755	511,554	339,792

	NVTIV3		EIF2		NVRE2		NVMM2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$8,662	5,009	19,177	2,892	15,507	4,302	(2,049,387)	(2,921,594)
Realized gain (loss) on investments	2,808	(7,204)	5,413	(209)	(126,933)	(367,023)	-	-
Change in unrealized gain (loss) on investments	105,977	3,442	97,011	36,966	143,873	182,777	-	-
Reinvested capital gains	-	5,426	-	-	50,300	250,135	-	3,497

Net increase (decrease) in contract owners’ equity resulting from operations	117,447	6,673	121,601	39,649	82,747	70,191	(2,049,387)	(2,918,097)

Equity transactions:
Purchase payments received from contract owners (note 3)	271,007	175,188	699,764	172,370	814,922	727,215	68,723,009	65,905,459
Transfers between funds	82,069	(23,579)	133,664	(81,853)	(189,109)	(512,733)	(11,750,263)	(68,316,236)
Redemptions (note 3)	(14,334)	(474)	(14,905)	(2,221)	(435,627)	(236,431)	(44,983,285)	(63,320,221)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(25)	(4)	(5)	-	(76)	(15)	(671)	(385)
Contingent deferred sales charges (note 2)	(79)	(7)	-	-	(616)	(1,155)	(159,123)	(1,102,340)
Adjustments to maintain reserves	(20)	(19)	(29)	3	(203)	(80)	(1,590)	(187)

Net equity transactions	338,618	151,105	818,489	88,299	189,291	(23,199)	11,828,077	(66,833,910)

Net change in contract owners’ equity	456,065	157,778	940,090	127,948	272,038	46,992	9,778,690	(69,752,007)
Contract owners’ equity beginning of period	426,427	268,649	347,488	219,540	2,365,581	2,318,589	147,894,571	217,646,578

Contract owners’ equity end of period	$882,492	426,427	1,287,578	347,488	2,637,619	2,365,581	157,673,261	147,894,571

CHANGES IN UNITS:
Beginning units	47,947	30,202	32,618	23,928	203,791	211,340	16,351,457	23,705,499
Units purchased	39,476	27,836	84,998	27,925	231,564	240,175	101,431,783	168,496,011
Units redeemed	(5,634)	(10,091)	(13,761)	(19,235)	(219,151)	(247,724)	(100,204,921)	(175,850,053)

Ending units	81,789	47,947	103,855	32,618	216,204	203,791	17,578,319	16,351,457

	NVLM2		NVLCA2		NCPG2		NCPGI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(6,443)	(6,617)	16,282	(1,258)	3,944	13,736	4,435	10,167
Realized gain (loss) on investments	108,749	39,724	(10,163)	(33,988)	3,192	(46,481)	6,650	(19,989)
Change in unrealized gain (loss) on investments	526,019	291,599	268,920	178,207	217,750	109,793	95,881	56,049
Reinvested capital gains	108,166	71,884	28,065	18,113	84,295	-	37,316	2,907

Net increase (decrease) in contract owners’ equity resulting from operations	736,491	396,590	303,104	161,074	309,181	77,048	144,282	49,134

Equity transactions:
Purchase payments received from contract owners (note 3)	463,152	317,034	364,392	156,364	139,684	281,002	478,627	133,802
Transfers between funds	(478,062)	46,054	992,882	49,179	13,560	(174,401)	(39,993)	(307,781)
Redemptions (note 3)	(238,067)	(685,899)	(433,660)	(96,110)	(35,376)	(58,376)	(231,709)	(62,734)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(8)	-	(66)	(16)	(16)	-
Contingent deferred sales charges (note 2)	(824)	-	(83)	(393)	(6)	-	(355)	(1)
Adjustments to maintain reserves	(43)	(23)	(72)	(17)	(64)	(45)	(60)	(33)

Net equity transactions	(253,844)	(322,834)	923,451	109,023	117,732	48,164	206,494	(236,747)

Net change in contract owners’ equity	482,647	73,756	1,226,555	270,097	426,913	125,212	350,776	(187,613)
Contract owners’ equity beginning of period	6,165,789	6,092,033	1,853,247	1,583,150	1,812,133	1,686,921	1,056,757	1,244,370

Contract owners’ equity end of period	$6,648,436	6,165,789	3,079,802	1,853,247	2,239,046	1,812,133	1,407,533	1,056,757

CHANGES IN UNITS:
Beginning units	512,774	542,886	148,001	138,664	179,311	175,329	104,486	127,924
Units purchased	90,633	71,025	125,921	27,876	23,293	44,640	75,606	16,054
Units redeemed	(111,103)	(101,137)	(63,159)	(18,539)	(11,759)	(40,658)	(58,077)	(39,492)

Ending units	492,304	512,774	210,763	148,001	190,845	179,311	122,015	104,486

	IDPG2		IDPGI2		NVSIX2		GVEX1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,159	12,925	9,177	6,427	(6,006)	27,259	781,753	778,950
Realized gain (loss) on investments	82,915	(4,880)	7,752	(7,307)	368,776	(173,506)	3,479,360	(678,587)
Change in unrealized gain (loss) on investments	156,614	116,196	137,957	50,849	911,822	669,951	12,629,692	3,891,842
Reinvested capital gains	17,406	-	15,186	-	600,233	898,171	2,766,937	800,590

Net increase (decrease) in contract owners’ equity resulting from operations	260,094	124,241	170,072	49,969	1,874,825	1,421,875	19,657,742	4,792,795

Equity transactions:
Purchase payments received from contract owners (note 3)	269,467	1,168,735	118,449	326,063	8,774,244	3,630,702	40,816,674	23,997,081
Transfers between funds	(65,230)	133,302	263,296	(78,695)	4,322,313	4,512,922	6,448,426	23,967,562
Redemptions (note 3)	(1,165,906)	(88,189)	(118,191)	(50,796)	(917,637)	(432,132)	(6,732,894)	(2,374,932)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15)	-	(33)	-	(157)	(51)	(1,296)	(342)
Contingent deferred sales charges (note 2)	(134)	(992)	(434)	(804)	(9,232)	(2,814)	(41,988)	(11,247)
Adjustments to maintain reserves	(45)	(25)	(45)	(48)	(293)	(170)	(1,283)	(194)

Net equity transactions	(961,863)	1,212,831	263,042	195,720	12,169,238	7,708,457	40,487,639	45,577,928

Net change in contract owners’ equity	(701,769)	1,337,072	433,114	245,689	14,044,063	9,130,332	60,145,381	50,370,723
Contract owners’ equity beginning of period	2,513,301	1,176,229	1,240,196	994,507	11,798,545	2,668,213	79,557,041	29,186,318

Contract owners’ equity end of period	$1,811,532	2,513,301	1,673,310	1,240,196	25,842,608	11,798,545	139,702,422	79,557,041

CHANGES IN UNITS:
Beginning units	242,882	120,041	119,999	100,455	1,032,165	278,770	7,162,296	2,891,001
Units purchased	41,245	145,532	34,874	33,682	1,949,013	1,202,656	6,804,425	10,204,309
Units redeemed	(132,395)	(22,691)	(10,809)	(14,138)	(977,649)	(449,261)	(3,495,169)	(5,933,014)

Ending units	151,732	242,882	144,064	119,999	2,003,529	1,032,165	10,471,552	7,162,296

	NVMGA2		NBARMS		NO7TB		NOVPI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,999	558	(9,535)	(6,480)	(22,698)	(23,898)	(55,930)	(127,409)
Realized gain (loss) on investments	15,465	(50)	(680)	(2,875)	8,740	(26,368)	(156,340)	(169,414)
Change in unrealized gain (loss) on investments	136,564	7,420	53,583	1,180	167,558	166,386	251,130	506,056
Reinvested capital gains	-	8,311	-	2,883	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	155,028	16,239	43,368	(5,292)	153,600	116,120	38,860	209,233

Equity transactions:
Purchase payments received from contract owners (note 3)	284,302	401,064	404,091	206,605	15,150	22,149	198,811	510,432
Transfers between funds	88,697	35,571	88,198	7,832	(5,966)	106,814	(830,878)	(513,076)
Redemptions (note 3)	(4,988)	-	(123,566)	(20,990)	(65,081)	(72,735)	(1,098,938)	(1,079,106)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(114)	(100)	(28)	(2)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(135)	(14)	(413)	(7)	(2,895)	(6,149)
Adjustments to maintain reserves	(42)	(15)	(4)	(47)	(54)	(42)	(184)	(158)

Net equity transactions	367,855	436,520	368,556	193,384	(56,364)	56,179	(1,734,084)	(1,088,057)

Net change in contract owners’ equity	522,883	452,759	411,924	188,092	97,236	172,299	(1,695,224)	(878,824)
Contract owners’ equity beginning of period	755,578	302,819	550,574	362,482	1,791,410	1,619,111	7,615,979	8,494,803

Contract owners’ equity end of period	$1,278,461	755,578	962,498	550,574	1,888,646	1,791,410	5,920,755	7,615,979

CHANGES IN UNITS:
Beginning units	79,852	32,607	59,659	38,573	183,811	178,546	756,697	866,827
Units purchased	73,810	47,430	66,453	27,879	10,541	33,445	38,293	80,139
Units redeemed	(38,994)	(185)	(27,286)	(6,793)	(15,866)	(28,180)	(208,810)	(190,269)

Ending units	114,668	79,852	98,826	59,659	178,486	183,811	586,180	756,697

	NOTBBA		OVIGS		OVGSS		OVSCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$205,108	(407,182)	255	(2,469)	(51,994)	(26,497)	(15,122)	(12,120)
Realized gain (loss) on investments	1,327,748	517,485	4,212	(1,186)	572,480	(381,548)	109,230	3,843
Change in unrealized gain (loss) on investments	(2,223,229)	2,563,165	313,365	(27,531)	1,405,022	(56,881)	76,147	243,717
Reinvested capital gains	1,107,437	-	-	17,278	-	284,269	175,082	52,922

Net increase (decrease) in contract owners’ equity resulting from operations	417,064	2,673,468	317,832	(13,908)	1,925,508	(180,657)	345,337	288,362

Equity transactions:
Purchase payments received from contract owners (note 3)	1,022,669	3,162,812	656,898	680,543	1,200,847	873,358	1,431,210	1,498,998
Transfers between funds	337,177	7,404,439	(3,653)	50,134	3,486,459	(2,079,143)	181,150	97,787
Redemptions (note 3)	(3,529,717)	(4,030,518)	(31,522)	(10,753)	(934,374)	(291,706)	(385,250)	(29,821)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(33)	(15)	(28)	(5)	(136)	(24)
Contingent deferred sales charges (note 2)	(3,797)	(5,063)	-	-	(7,370)	(1,760)	(282)	(78)
Adjustments to maintain reserves	(108)	(131)	(55)	(30)	(182)	(150)	(60)	(54)

Net equity transactions	(2,173,776)	6,531,539	621,635	719,879	3,745,352	(1,499,406)	1,226,632	1,566,808

Net change in contract owners’ equity	(1,756,712)	9,205,007	939,467	705,971	5,670,860	(1,680,063)	1,571,969	1,855,170
Contract owners’ equity beginning of period	27,966,818	18,761,811	1,065,683	359,712	3,955,247	5,635,310	2,342,985	487,815

Contract owners’ equity end of period	$26,210,106	27,966,818	2,005,150	1,065,683	9,626,107	3,955,247	3,914,954	2,342,985

CHANGES IN UNITS:
Beginning units	2,727,517	2,042,921	116,297	37,758	341,754	480,902	225,010	54,493
Units purchased	967,024	2,334,814	72,441	106,893	685,375	168,530	205,995	240,884
Units redeemed	(1,168,333)	(1,650,218)	(13,726)	(28,354)	(406,120)	(307,678)	(96,952)	(70,367)

Ending units	2,526,208	2,727,517	175,012	116,297	621,009	341,754	334,053	225,010

	PMVIV		PMVAAD		PMVFAD		PMVLAD
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$13,519	-	304,049	94,525	6,217	(7,680)	(53,671)	(38,701)
Realized gain (loss) on investments	6,208	-	262,142	(810,850)	14,556	(28,430)	(24,406)	(662,822)
Change in unrealized gain (loss) on investments	9,593	-	563,824	1,517,065	130,484	66,538	31,673	625,525
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,320	-	1,130,015	800,740	151,257	30,428	(46,404)	(75,998)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,058,390	-	182,416	796,652	137,338	399,513	388,395	996,150
Transfers between funds	2,233,891	-	727,167	3,735,036	729,721	(562,373)	(2,443,327)	(4,958,913)
Redemptions (note 3)	(117,284)	-	(1,464,723)	(2,317,355)	(108,792)	(243,146)	(2,149,793)	(1,920,633)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4)	-	(11)	(3)	(17)	(9)	-	-
Contingent deferred sales charges (note 2)	(2)	-	(1,305)	(2,069)	(250)	(2,839)	(9,027)	(8,511)
Adjustments to maintain reserves	(297)	-	(130)	(141)	32	(45)	965	558

Net equity transactions	3,174,694	-	(556,586)	2,212,120	758,032	(408,899)	(4,212,787)	(5,891,349)

Net change in contract owners’ equity	3,204,014	-	573,429	3,012,860	909,289	(378,471)	(4,259,191)	(5,967,347)
Contract owners’ equity beginning of period	-	-	9,638,474	6,625,614	1,407,239	1,785,710	19,677,093	25,644,440

Contract owners’ equity end of period	$3,204,014	-	10,211,903	9,638,474	2,316,528	1,407,239	15,417,902	19,677,093

CHANGES IN UNITS:
Beginning units	-	-	926,387	706,689	138,822	178,917	2,009,748	2,606,396
Units purchased	372,790	-	324,562	890,509	172,723	424,848	478,611	2,054,641
Units redeemed	(64,016)	-	(373,246)	(670,811)	(103,663)	(464,943)	(909,621)	(2,651,289)

Ending units	308,774	-	877,703	926,387	207,882	138,822	1,578,738	2,009,748

	PMVTRD		PMVRSD		PMVEBD		PMVGBD
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$135,757	111,981	271,914	(10,084)	144,882	139,602	15,986	(8,246)
Realized gain (loss) on investments	368,978	(704,992)	(162,609)	(655,972)	95,593	(32,652)	181,873	(232,295)
Change in unrealized gain (loss) on investments	317,619	827,246	(113,071)	896,101	60,722	273,427	184,177	417,375
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	822,354	234,235	(3,766)	230,045	301,197	380,377	382,036	176,834

Equity transactions:
Purchase payments received from contract owners (note 3)	3,726,759	6,505,616	217,214	139,440	338,729	348,120	209,007	779,507
Transfers between funds	2,473,964	(302,270)	(33,160)	1,082,852	708,035	1,147,214	(231,809)	(714,779)
Redemptions (note 3)	(4,082,316)	(4,323,533)	(143,378)	(84,923)	(587,686)	(893,517)	(587,295)	(1,105,950)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(288)	(75)	(43)	-	(23)	(13)	-	-
Contingent deferred sales charges (note 2)	(9,667)	(9,706)	(156)	(258)	(1,638)	(1,439)	(5,616)	(6,436)
Adjustments to maintain reserves	908	1,206	(146)	(114)	372	(57)	20	221

Net equity transactions	2,109,360	1,871,238	40,331	1,136,997	457,789	600,308	(615,693)	(1,047,437)

Net change in contract owners’ equity	2,931,714	2,105,473	36,565	1,367,042	758,986	980,685	(233,657)	(870,603)
Contract owners’ equity beginning of period	21,125,209	19,019,736	2,791,510	1,424,468	3,481,123	2,500,438	5,609,974	6,480,577

Contract owners’ equity end of period	$24,056,923	21,125,209	2,828,075	2,791,510	4,240,109	3,481,123	5,376,317	5,609,974

CHANGES IN UNITS:
Beginning units	1,973,591	1,805,992	436,023	250,185	274,015	221,269	529,621	626,063
Units purchased	2,096,608	3,026,289	158,710	334,382	228,109	495,595	449,955	234,814
Units redeemed	(1,908,583)	(2,858,690)	(153,605)	(148,544)	(194,467)	(442,849)	(504,681)	(331,256)

Ending units	2,161,616	1,973,591	441,128	436,023	307,657	274,015	474,895	529,621

	PMVHYD		PMUBA		PMVSTA		PMVFHV
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,114,436	1,144,662	1,749	2,788	9,874	2,744	77,946	-
Realized gain (loss) on investments	582,549	554,927	71,489	(124,556)	5,268	2,370	132	-
Change in unrealized gain (loss) on investments	(386,182)	1,173,263	23,367	195,848	7,925	2,054	(84,113)	-
Reinvested capital gains	-	-	-	-	-	5,158	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,310,803	2,872,852	96,605	74,080	23,067	12,326	(6,035)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	948,413	628,974	473,096	313,127	2,159,653	1,354,068	65,400	-
Transfers between funds	(6,143,915)	15,969,592	(774)	(741,772)	(272,367)	(302,247)	1,893,982	-
Redemptions (note 3)	(6,325,038)	(3,097,235)	(262,724)	(563,813)	(51,333)	(24,669)	(665)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2)	-	(85)	(20)	-	-
Contingent deferred sales charges (note 2)	(13,288)	(12,223)	(858)	(658)	-	(1,062)	-	-
Adjustments to maintain reserves	5,843	(1,882)	(36)	68	(34)	(85)	(51)	-

Net equity transactions	(11,527,985)	13,487,226	208,702	(993,048)	1,835,834	1,025,985	1,958,666	-

Net change in contract owners’ equity	(10,217,182)	16,360,078	305,307	(918,968)	1,858,901	1,038,311	1,952,631	-
Contract owners’ equity beginning of period	33,477,356	17,117,278	2,982,256	3,901,224	1,186,767	148,456	-	-

Contract owners’ equity end of period	$23,260,174	33,477,356	3,287,563	2,982,256	3,045,668	1,186,767	1,952,631	-

CHANGES IN UNITS:
Beginning units	2,423,168	1,375,441	297,378	401,420	118,194	14,959	-	-
Units purchased	2,466,129	6,152,721	384,378	117,848	258,665	155,303	201,045	-
Units redeemed	(3,286,918)	(5,104,994)	(364,577)	(221,890)	(76,542)	(52,068)	(7,877)	-

Ending units	1,602,379	2,423,168	317,179	297,378	300,317	118,194	193,168	-

	GVGMNS		GVHQFA		GVSIA		PIHYB2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(8,959)	(7,236)	(4,838)	(11,653)	(10,510)	7,525	10,465	12,072
Realized gain (loss) on investments	1,826	(2,172)	8,057	(10,040)	(9,221)	(8,026)	(2,341)	(10,597)
Change in unrealized gain (loss) on investments	68,505	29,442	(8,123)	10,591	(40,250)	(5,153)	11,355	40,555
Reinvested capital gains	20,147	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	81,519	20,034	(4,904)	(11,102)	(59,981)	(5,654)	19,479	42,030

Equity transactions:
Purchase payments received from contract owners (note 3)	47,414	167,089	505,425	344,060	231,658	521,338	1,370	23,201
Transfers between funds	17,188	(6,638)	2,525,057	(9,137)	(12,988)	(22,004)	(21,694)	(53,381)
Redemptions (note 3)	(12,993)	(1,711)	(55,783)	(51,144)	(44,242)	(150,997)	(2,059)	(45,894)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(19)	(2)	(4)	(8)	(16)	-	-	-
Contingent deferred sales charges (note 2)	-	-	(35)	(555)	-	-	-	(8)
Adjustments to maintain reserves	(36)	(36)	(82)	(66)	(58)	(31)	28	(16)

Net equity transactions	51,554	158,702	2,974,578	283,150	174,354	348,306	(22,355)	(76,098)

Net change in contract owners’ equity	133,073	178,736	2,969,674	272,048	114,373	342,652	(2,876)	(34,068)
Contract owners’ equity beginning of period	698,198	519,462	1,576,716	1,304,668	1,442,252	1,099,600	362,441	396,509

Contract owners’ equity end of period	$831,271	698,198	4,546,390	1,576,716	1,556,625	1,442,252	359,565	362,441

CHANGES IN UNITS:
Beginning units	69,705	53,424	162,528	133,762	152,168	115,180	26,272	32,265
Units purchased	9,966	19,095	732,988	319,077	43,459	65,987	98	2,100
Units redeemed	(5,225)	(2,814)	(429,204)	(290,311)	(25,312)	(28,999)	(1,701)	(8,093)

Ending units	74,446	69,705	466,312	162,528	170,315	152,168	24,669	26,272

	PROUSN		PROAHY		PROA30		PROBNK
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(5,179)	(13,286)	594,782	931,945	(29,831)	(6,910)	(44,923)	(17,439)
Realized gain (loss) on investments	(232,788)	(381,164)	(231,236)	2,234,286	243,431	30,272	429,631	(32,868)
Change in unrealized gain (loss) on investments	6,860	(14,600)	(124,695)	109,843	154,741	(102,812)	(36,071)	252,261
Reinvested capital gains	-	-	915,602	-	82,147	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(231,107)	(409,050)	1,154,453	3,276,074	450,488	(79,450)	348,637	201,954

Equity transactions:
Purchase payments received from contract owners (note 3)	5,769	45,668	832,026	434,610	28,870	11,447	139,998	67,902
Transfers between funds	92,946	458,624	(16,620,526)	31,721,063	338,203	(699,645)	(106,668)	1,638,145
Redemptions (note 3)	(52,718)	(104,722)	(9,516,001)	(8,191,368)	(143,118)	(176,017)	(747,147)	(96,679)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(887)	(2,814)	(30,342)	(76,504)	(1,276)	(861)	(9,682)	(39)
Adjustments to maintain reserves	(201)	381	53	3,326	(150)	(210)	32	364

Net equity transactions	44,909	397,137	(25,334,790)	23,891,127	222,529	(865,286)	(723,467)	1,609,693

Net change in contract owners’ equity	(186,198)	(11,913)	(24,180,337)	27,167,201	673,017	(944,736)	(374,830)	1,811,647
Contract owners’ equity beginning of period	405,179	417,092	33,011,718	5,844,517	1,271,269	2,216,005	3,905,956	2,094,309

Contract owners’ equity end of period	$218,981	405,179	8,831,381	33,011,718	1,944,286	1,271,269	3,531,126	3,905,956

CHANGES IN UNITS:
Beginning units	620,012	505,722	2,239,656	438,199	143,905	250,619	236,108	153,779
Units purchased	14,237,779	40,729,902	3,200,110	14,380,689	1,427,069	511,835	750,139	698,559
Units redeemed	(14,245,095)	(40,615,612)	(4,850,865)	(12,579,232)	(1,403,189)	(618,549)	(802,361)	(616,230)

Ending units	612,696	620,012	588,901	2,239,656	167,785	143,905	183,886	236,108

	PROBM		PROBR		PROBIO		PROBL
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(72,734)	(45,822)	(8,257)	(17,339)	(106,623)	(88,062)	(166,577)	(149,200)
Realized gain (loss) on investments	691,530	356,246	(130,671)	(332,003)	722,573	(1,280,829)	1,644,785	(210,666)
Change in unrealized gain (loss) on investments	362,829	223,585	19,104	(8,835)	413,809	78,539	47,789	365,897
Reinvested capital gains	-	-	-	-	-	79,873	292,662	220,116

Net increase (decrease) in contract owners’ equity resulting from operations	981,625	534,009	(119,824)	(358,177)	1,029,759	(1,210,479)	1,818,659	226,147

Equity transactions:
Purchase payments received from contract owners (note 3)	271,623	224,506	-	47,457	133,013	1,101,949	65,250	70,786
Transfers between funds	6,637,853	5,196,928	(184,807)	459,002	931,570	(1,405,456)	(3,158,042)	(11,243,785)
Redemptions (note 3)	(728,742)	(317,965)	(57,804)	(153,524)	(972,496)	(1,088,690)	(816,259)	(1,315,311)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,828)	(3,049)	-	(30)	(13,146)	(8,629)	(1,576)	(11,788)
Adjustments to maintain reserves	(50)	219	(83)	276	(133)	(174)	(381)	(1,512)

Net equity transactions	6,178,856	5,100,639	(242,694)	353,181	78,808	(1,401,000)	(3,911,008)	(12,501,610)

Net change in contract owners’ equity	7,160,481	5,634,648	(362,518)	(4,996)	1,108,567	(2,611,479)	(2,092,349)	(12,275,463)
Contract owners’ equity beginning of period	6,742,656	1,108,008	788,514	793,510	4,604,995	7,216,474	13,105,082	25,380,545

Contract owners’ equity end of period	$13,903,137	6,742,656	425,996	788,514	5,713,562	4,604,995	11,012,733	13,105,082

CHANGES IN UNITS:
Beginning units	708,738	136,926	242,023	210,408	199,002	259,473	767,266	1,599,922
Units purchased	2,592,013	2,093,497	3,904,514	8,061,827	487,200	459,719	5,565,015	9,674,780
Units redeemed	(2,091,210)	(1,521,685)	(3,984,698)	(8,030,212)	(481,522)	(520,190)	(5,786,134)	(10,507,436)

Ending units	1,209,541	708,738	161,839	242,023	204,680	199,002	546,147	767,266

	PROCG		PROCS		PROEM		PROE30
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(34,350)	(41,708)	(67,326)	(65,326)	(104,765)	(61,310)	22,310	32,318
Realized gain (loss) on investments	153,044	410,323	380,981	(222,598)	1,426,698	335,367	503,592	(340,772)
Change in unrealized gain (loss) on investments	96,935	(131,908)	170,512	249,089	279,577	(113,560)	(1,256)	388,069
Reinvested capital gains	36,918	-	-	38,056	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	252,547	236,707	484,167	(779)	1,601,510	160,497	524,646	79,615

Equity transactions:
Purchase payments received from contract owners (note 3)	95,121	714,256	33,021	245,401	108,170	255,077	20,876	87,194
Transfers between funds	(365,431)	(4,003,743)	2,805,744	899,528	4,369,221	2,861,632	1,111,542	(1,163,347)
Redemptions (note 3)	(1,003,414)	(456,080)	(755,917)	(276,959)	(930,309)	(1,003,334)	(326,376)	(240,657)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,228)	(10,405)	(1,581)	(677)	(7,442)	(9,062)	(4,794)	(3,823)
Adjustments to maintain reserves	(135)	(13)	(140)	(53)	(831)	(2,141)	(180)	(53)

Net equity transactions	(1,275,087)	(3,755,985)	2,081,127	867,240	3,538,809	2,102,172	801,068	(1,320,686)

Net change in contract owners’ equity	(1,022,540)	(3,519,278)	2,565,294	866,461	5,140,319	2,262,669	1,325,714	(1,241,071)
Contract owners’ equity beginning of period	3,428,554	6,947,832	7,857,628	6,991,167	3,857,383	1,594,714	2,905,976	4,147,047

Contract owners’ equity end of period	$2,406,014	3,428,554	10,422,922	7,857,628	8,997,702	3,857,383	4,231,690	2,905,976

CHANGES IN UNITS:
Beginning units	223,172	458,236	420,130	382,999	538,359	244,196	266,682	404,677
Units purchased	696,784	554,604	653,291	417,059	3,332,592	4,978,412	680,611	537,736
Units redeemed	(782,783)	(789,668)	(594,365)	(379,928)	(2,909,498)	(4,684,249)	(617,972)	(675,731)

Ending units	137,173	223,172	479,056	420,130	961,453	538,359	329,321	266,682

	PROFIN		PROHC		PROIND		PROINT
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(84,016)	(56,861)	(171,643)	(148,473)	(121,455)	(74,851)	(55,092)	(21,349)
Realized gain (loss) on investments	1,415,849	(412,394)	494,407	(631,388)	1,325,357	(210,144)	434,814	(146,880)
Change in unrealized gain (loss) on investments	(415,069)	797,916	147,782	(272,154)	541,921	329,336	220,562	44,017
Reinvested capital gains	-	-	934,232	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	916,764	328,661	1,404,778	(1,052,015)	1,745,823	44,341	600,284	(124,212)

Equity transactions:
Purchase payments received from contract owners (note 3)	345,895	292,124	168,885	598,464	347,636	242,841	29,419	77,662
Transfers between funds	(1,077,633)	(2,975,569)	1,444,778	(2,784,780)	2,101,230	5,199,249	3,653,746	117,446
Redemptions (note 3)	(1,134,901)	(354,278)	(1,148,875)	(560,541)	(1,352,455)	(432,590)	(335,690)	(212,953)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(20,015)	(2,345)	(18,739)	(6,225)	(11,896)	(3,092)	(5,336)	(3,974)
Adjustments to maintain reserves	(201)	(23)	(235)	(122)	(128)	(201)	(2,673)	(1,264)

Net equity transactions	(1,886,855)	(3,040,091)	445,814	(2,753,204)	1,084,387	5,006,207	3,339,466	(23,083)

Net change in contract owners’ equity	(970,091)	(2,711,430)	1,850,592	(3,805,219)	2,830,210	5,050,548	3,939,750	(147,295)
Contract owners’ equity beginning of period	8,705,406	11,416,836	7,373,999	11,179,218	12,284,545	7,233,997	1,918,056	2,065,351

Contract owners’ equity end of period	$7,735,315	8,705,406	9,224,591	7,373,999	15,114,755	12,284,545	5,857,806	1,918,056

CHANGES IN UNITS:
Beginning units	539,835	801,013	406,975	583,272	792,642	540,448	184,497	193,125
Units purchased	942,239	1,068,773	820,153	759,005	1,594,333	2,039,152	1,005,561	617,235
Units redeemed	(1,071,032)	(1,329,951)	(799,152)	(935,302)	(1,577,029)	(1,786,958)	(718,734)	(625,863)

Ending units	411,042	539,835	427,976	406,975	809,946	792,642	471,324	184,497

	PRONET		PROJP		PRON		PROOG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(81,589)	(59,042)	(24,052)	(25,696)	(174,604)	(121,692)	(59,017)	(44,270)
Realized gain (loss) on investments	667,348	(324,069)	301,369	(592,115)	2,825,399	(576,043)	436,082	(2,602,837)
Change in unrealized gain (loss) on investments	947,129	(123,595)	(21,563)	405,376	84,887	310,056	(1,324,993)	4,973,582
Reinvested capital gains	-	225,852	-	-	46,217	279,579	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,532,888	(280,854)	255,754	(212,435)	2,781,899	(108,100)	(947,928)	2,326,475

Equity transactions:
Purchase payments received from contract owners (note 3)	40,841	282,753	4,587	79,209	132,512	594,800	615,543	1,346,466
Transfers between funds	921,616	(2,220,102)	193,771	(1,030,500)	(1,153,654)	(3,853,705)	(1,187,087)	525,634
Redemptions (note 3)	(624,638)	(269,219)	(175,962)	(114,089)	(1,350,371)	(924,362)	(1,027,026)	(1,001,182)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6,992)	(348)	(371)	(202)	(12,365)	(3,763)	(5,202)	(12,039)
Adjustments to maintain reserves	(205)	(265)	(115)	(36)	(832)	(2,031)	(139)	576

Net equity transactions	330,622	(2,207,181)	21,910	(1,065,618)	(2,384,710)	(4,189,061)	(1,603,911)	859,455

Net change in contract owners’ equity	1,863,510	(2,488,035)	277,664	(1,278,053)	397,189	(4,297,161)	(2,551,839)	3,185,930
Contract owners’ equity beginning of period	4,238,715	6,726,750	1,748,199	3,026,252	10,640,584	14,937,745	13,903,142	10,717,212

Contract owners’ equity end of period	$6,102,225	4,238,715	2,025,863	1,748,199	11,037,773	10,640,584	11,351,303	13,903,142

CHANGES IN UNITS:
Beginning units	231,575	382,997	131,868	226,725	513,642	747,756	1,258,835	1,185,343
Units purchased	214,674	199,402	193,019	255,744	2,633,097	3,403,934	646,832	1,661,708
Units redeemed	(197,530)	(350,824)	(194,250)	(350,601)	(2,730,658)	(3,638,048)	(826,895)	(1,588,216)

Ending units	248,719	231,575	130,637	131,868	416,081	513,642	1,078,772	1,258,835

	PROPHR		PROPM		PRORE		PRORRO
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(20,382)	(23,056)	(52,803)	(85,449)	(30,202)	(19,792)	(16,537)	(11,916)
Realized gain (loss) on investments	152,003	(472,605)	90,943	1,598,283	(71,923)	18,350	(184,838)	4,186
Change in unrealized gain (loss) on investments	56,419	27,111	178,034	(145,184)	(65,461)	(108,856)	4,202	(15,936)
Reinvested capital gains	8,896	139,956	-	-	311,258	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	196,936	(328,594)	216,174	1,367,650	143,672	(110,298)	(197,173)	(23,666)

Equity transactions:
Purchase payments received from contract owners (note 3)	31,605	336,941	90,681	1,435,233	43,214	1,003,317	34,762	4,729
Transfers between funds	(430,260)	(1,703,228)	188,149	(564,613)	(34,778)	(4,628,786)	(2,493,064)	2,866,091
Redemptions (note 3)	(240,065)	(194,747)	(366,142)	(493,586)	(581,165)	(1,191,431)	(104,990)	(317,452)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(610)	(1,403)	(10,250)	(5,047)	(2,907)	(31,927)	(16)	(5,023)
Adjustments to maintain reserves	(113)	146	(119)	69	(150)	38	50	(873)

Net equity transactions	(639,443)	(1,562,291)	(97,681)	372,056	(575,786)	(4,848,789)	(2,563,258)	2,547,472

Net change in contract owners’ equity	(442,507)	(1,890,885)	118,493	1,739,706	(432,114)	(4,959,087)	(2,760,431)	2,523,806
Contract owners’ equity beginning of period	2,312,517	4,203,402	3,478,027	1,738,321	3,246,449	8,205,536	3,009,715	485,909

Contract owners’ equity end of period	$1,870,010	2,312,517	3,596,520	3,478,027	2,814,335	3,246,449	249,284	3,009,715

CHANGES IN UNITS:
Beginning units	137,426	235,796	1,076,007	828,838	242,989	641,284	849,813	128,910
Units purchased	160,567	265,573	3,074,689	6,922,799	730,058	1,656,555	4,092,939	4,621,364
Units redeemed	(195,370)	(363,943)	(3,072,057)	(6,675,630)	(774,547)	(2,054,850)	(4,862,095)	(3,900,461)

Ending units	102,623	137,426	1,078,639	1,076,007	198,500	242,989	80,657	849,813

	PROSCN		PROSEM		PROSIN		PROSN
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(59,075)	(24,722)	(1,725)	(6,166)	(1,621)	(8,189)	(4,416)	(11,557)
Realized gain (loss) on investments	1,084,612	291,273	(45,713)	(92,555)	(39,813)	(41,106)	(130,234)	(165,185)
Change in unrealized gain (loss) on investments	107,362	70,903	(4,035)	(4,332)	12,556	(16,301)	15,039	(12,051)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,132,899	337,454	(51,473)	(103,053)	(28,878)	(65,596)	(119,611)	(188,793)

Equity transactions:
Purchase payments received from contract owners (note 3)	43,566	209,942	452	2,953	445	(4,180)	-	2,883
Transfers between funds	1,525,423	1,595,001	84,256	41,453	(359,845)	334,241	(463,175)	749,458
Redemptions (note 3)	(316,071)	(95,625)	(6,083)	(58,695)	(6,509)	(53,739)	(13,627)	(13,060)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,107)	(8)	-	(93)	-	(5)	-	-
Adjustments to maintain reserves	(162)	(53)	(384)	1,323	(1,995)	9,862	(8)	(29)

Net equity transactions	1,251,649	1,709,257	78,241	(13,059)	(367,904)	286,179	(476,810)	739,252

Net change in contract owners’ equity	2,384,548	2,046,711	26,768	(116,112)	(396,782)	220,583	(596,421)	550,459
Contract owners’ equity beginning of period	3,414,804	1,368,093	106,769	222,881	483,657	263,074	709,190	158,731

Contract owners’ equity end of period	$5,799,352	3,414,804	133,537	106,769	86,875	483,657	112,769	709,190

CHANGES IN UNITS:
Beginning units	196,042	98,642	16,032	28,179	102,919	52,420	280,028	54,422
Units purchased	486,629	614,557	801,848	1,178,384	263,075	1,259,284	2,140,905	5,482,547
Units redeemed	(433,691)	(517,157)	(789,936)	(1,190,531)	(341,853)	(1,208,785)	(2,360,705)	(5,256,941)

Ending units	248,980	196,042	27,944	16,032	24,141	102,919	60,228	280,028

	PROTEC		PROTEL		PROGVP		PROUN
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(154,176)	(89,427)	17,976	259	(17,681)	(64,835)	(134,274)	(47,164)
Realized gain (loss) on investments	2,079,785	12,862	(351,303)	200,138	158,130	(600,081)	2,978,132	(30,764)
Change in unrealized gain (loss) on investments	540,560	183,614	(15,168)	44,602	(8,114)	34,006	34,230	96,709
Reinvested capital gains	-	-	45,548	-	-	-	259,845	325,440

Net increase (decrease) in contract owners’ equity resulting from operations	2,466,169	107,049	(302,947)	244,999	132,335	(630,910)	3,137,933	344,221

Equity transactions:
Purchase payments received from contract owners (note 3)	129,109	455,747	32,720	101,363	44,040	1,109,999	203,598	207,151
Transfers between funds	7,536,303	(3,556,807)	(38,238)	847,897	(186,475)	(1,746,960)	(550,133)	2,076,357
Redemptions (note 3)	(1,469,701)	(421,048)	(124,939)	(205,134)	(204,556)	(881,316)	(2,371,998)	(514,426)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,886)	(3,580)	(1,001)	(4,629)	(313)	(15,767)	(36,204)	(3,637)
Adjustments to maintain reserves	(350)	(481)	(85)	(94)	(109)	(476)	(283)	(251)

Net equity transactions	6,186,475	(3,526,169)	(131,543)	739,403	(347,413)	(1,534,520)	(2,755,020)	1,765,194

Net change in contract owners’ equity	8,652,644	(3,419,120)	(434,490)	984,402	(215,078)	(2,165,430)	382,913	2,109,415
Contract owners’ equity beginning of period	4,559,670	7,978,790	1,352,938	368,536	1,428,728	3,594,158	4,959,448	2,850,033

Contract owners’ equity end of period	$13,212,314	4,559,670	918,448	1,352,938	1,213,650	1,428,728	5,342,361	4,959,448

CHANGES IN UNITS:
Beginning units	284,726	550,302	94,732	30,985	99,532	246,664	118,652	73,879
Units purchased	1,285,138	679,875	480,677	1,184,455	1,598,510	2,433,534	1,237,717	792,424
Units redeemed	(949,877)	(945,451)	(508,432)	(1,120,708)	(1,619,372)	(2,580,666)	(1,278,139)	(747,651)

Ending units	619,987	284,726	66,977	94,732	78,670	99,532	78,230	118,652

	PROUTL		PVEIB		RVMFU		RSRF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$43,676	(36,742)	2,645	2,592	8,287	121,182	(78,945)	(119,290)
Realized gain (loss) on investments	296,332	915,735	14,735	2,104	(369,452)	(688,451)	144,734	343,268
Change in unrealized gain (loss) on investments	(245,185)	(46,001)	369,349	138,400	782,557	(481,516)	844,542	(442,034)
Reinvested capital gains	235,256	167,181	59,580	13,894	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	330,079	1,000,173	446,309	156,990	421,392	(1,048,785)	910,331	(218,056)

Equity transactions:
Purchase payments received from contract owners (note 3)	57,615	855,796	1,375,778	1,013,686	815,196	2,650,523	101,652	553,038
Transfers between funds	196,204	622,214	172,516	72,054	(824,895)	(2,089,127)	(41,526)	(2,661,976)
Redemptions (note 3)	(951,435)	(425,162)	(34,234)	(14,282)	(869,897)	(716,010)	(1,012,654)	(674,573)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(112)	(19)	(172)	(40)	(55)	-
Contingent deferred sales charges (note 2)	(1,079)	(5,969)	(180)	-	(3,742)	(2,503)	(11,377)	(1,439)
Adjustments to maintain reserves	(98)	254	(59)	(16)	(289)	(153)	(168)	(185)

Net equity transactions	(698,793)	1,047,133	1,513,709	1,071,423	(883,799)	(157,310)	(964,128)	(2,785,135)

Net change in contract owners’ equity	(368,714)	2,047,306	1,960,018	1,228,413	(462,407)	(1,206,095)	(53,797)	(3,003,191)
Contract owners’ equity beginning of period	4,714,339	2,667,033	1,718,133	489,720	6,152,011	7,358,106	7,891,364	10,894,555

Contract owners’ equity end of period	$4,345,625	4,714,339	3,678,151	1,718,133	5,689,604	6,152,011	7,837,567	7,891,364

CHANGES IN UNITS:
Beginning units	307,568	197,035	162,774	52,116	976,706	991,335	562,396	776,095
Units purchased	929,198	1,992,639	159,872	122,565	239,807	618,257	68,605	102,643
Units redeemed	(976,404)	(1,882,106)	(25,776)	(11,907)	(376,188)	(632,886)	(135,259)	(316,342)

Ending units	260,362	307,568	296,870	162,774	840,325	976,706	495,742	562,396

	RBKF		RBMF		RBF		RVCMD
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(49,570)	(9,290)	(46,463)	(72,743)	(143,726)	(135,455)	(19,362)	(22,546)
Realized gain (loss) on investments	496,846	187,181	577,386	462,562	1,228,257	(4,112,330)	46,179	(548,353)
Change in unrealized gain (loss) on investments	(235,229)	515,812	293,961	439,399	1,014,831	1,271,647	1,851	615,443
Reinvested capital gains	-	-	13,408	91,136	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	212,047	693,703	838,292	920,354	2,099,362	(2,976,138)	28,668	44,544

Equity transactions:
Purchase payments received from contract owners (note 3)	165,514	291,039	224,827	177,726	136,539	577,742	30,143	224,833
Transfers between funds	(1,738,566)	1,624,439	(558,402)	3,321,468	839,082	(2,777,872)	(353,400)	399,076
Redemptions (note 3)	(651,414)	(330,616)	(650,096)	(697,038)	(943,474)	(1,456,844)	(200,835)	(222,991)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,850)	(415)	(1,170)	(1,943)	(2,588)	(40,518)	(2,056)	(2,501)
Adjustments to maintain reserves	(141)	(132)	(177)	(108)	(294)	(82)	(118)	(120)

Net equity transactions	(2,227,457)	1,584,315	(985,018)	2,800,105	29,265	(3,697,574)	(526,266)	398,297

Net change in contract owners’ equity	(2,015,410)	2,278,018	(146,726)	3,720,459	2,128,627	(6,673,712)	(497,598)	442,841
Contract owners’ equity beginning of period	5,365,058	3,087,040	5,817,974	2,097,515	7,859,297	14,533,009	1,935,730	1,492,889

Contract owners’ equity end of period	$3,349,648	5,365,058	5,671,248	5,817,974	9,987,924	7,859,297	1,438,132	1,935,730

CHANGES IN UNITS:
Beginning units	557,503	404,243	262,544	118,511	309,616	453,190	889,510	764,311
Units purchased	1,127,865	1,956,395	365,353	1,031,113	748,821	830,683	1,746,714	1,736,997
Units redeemed	(1,369,646)	(1,803,135)	(408,188)	(887,080)	(747,762)	(974,257)	(1,984,027)	(1,611,798)

Ending units	315,722	557,503	219,709	262,544	310,675	309,616	652,197	889,510

	RCPF		RVLDD		RELF		RENF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(35,346)	(98,625)	(142,512)	(105,528)	(77,593)	(50,483)	(117,423)	(118,900)
Realized gain (loss) on investments	(119,162)	857,198	3,670,394	891,489	1,744,210	361,507	(673,566)	(735,820)
Change in unrealized gain (loss) on investments	680,845	(898,217)	305,055	180,176	(430,124)	281,072	(825,053)	5,494,813
Reinvested capital gains	228,156	585,411	178,857	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	754,493	445,767	4,011,794	966,137	1,236,493	592,096	(1,616,042)	4,640,093

Equity transactions:
Purchase payments received from contract owners (note 3)	122,061	1,654,714	133,400	133,148	13,254	53,458	386,581	548,166
Transfers between funds	(1,983,667)	(7,418,237)	(2,330,398)	(6,220,356)	846,798	861,661	(3,957,839)	2,459,629
Redemptions (note 3)	(843,473)	(1,810,426)	(2,199,748)	(632,909)	(622,395)	(463,877)	(1,588,032)	(1,981,579)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,187)	(2,293)	(53,255)	(5,165)	(530)	(1,609)	(10,633)	(7,118)
Adjustments to maintain reserves	(208)	(229)	(154)	(181)	(236)	(90)	(1,254)	(1,672)

Net equity transactions	(2,710,474)	(7,576,471)	(4,450,155)	(6,725,463)	236,891	449,543	(5,171,177)	1,017,426

Net change in contract owners’ equity	(1,955,981)	(7,130,704)	(438,361)	(5,759,326)	1,473,384	1,041,639	(6,787,219)	5,657,519
Contract owners’ equity beginning of period	8,984,959	16,115,663	9,227,553	14,986,879	4,829,681	3,788,042	17,665,511	12,007,992

Contract owners’ equity end of period	$7,028,978	8,984,959	8,789,192	9,227,553	6,303,065	4,829,681	10,878,292	17,665,511

CHANGES IN UNITS:
Beginning units	293,161	553,132	386,051	800,214	352,421	335,163	952,588	839,869
Units purchased	282,904	672,699	3,224,914	5,552,885	1,112,715	828,811	1,247,529	2,354,592
Units redeemed	(369,051)	(932,670)	(3,374,288)	(5,967,048)	(1,105,444)	(811,553)	(1,566,759)	(2,241,873)

Ending units	207,014	293,161	236,677	386,051	359,692	352,421	633,358	952,588

	RESF		RLCE		RFSF		RUGB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(113,048)	(44,847)	(5,804)	3,342	(79,464)	3,639	(4,107)	(56,482)
Realized gain (loss) on investments	(1,014,544)	(1,962,105)	310,334	(89,176)	1,064,008	(114,392)	40,735	1,792,654
Change in unrealized gain (loss) on investments	(888,576)	3,563,716	35,973	51,047	(17,806)	821,814	331,644	(246,857)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,016,168)	1,556,764	340,503	(34,787)	966,738	711,061	368,272	1,489,315

Equity transactions:
Purchase payments received from contract owners (note 3)	139,783	363,382	31,840	12,915	413,056	149,396	35,549	318,035
Transfers between funds	(1,255,296)	360,071	1,661,106	(115,423)	(2,561,146)	1,471,810	(860,347)	(2,007,719)
Redemptions (note 3)	(672,300)	(768,408)	(368,393)	(70,221)	(796,460)	(773,067)	(868,681)	(1,791,908)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,762)	(4,884)	(170)	(19)	(17,201)	(19,617)	(6,341)	(7,794)
Adjustments to maintain reserves	(91)	(192)	(104)	(70)	(139)	(214)	(1,780)	1,084

Net equity transactions	(1,790,666)	(50,031)	1,324,279	(172,818)	(2,961,890)	828,308	(1,701,600)	(3,488,302)

Net change in contract owners’ equity	(3,806,834)	1,506,733	1,664,782	(207,605)	(1,995,152)	1,539,369	(1,333,328)	(1,998,987)
Contract owners’ equity beginning of period	9,471,392	7,964,659	829,321	1,036,926	9,094,946	7,555,577	6,448,764	8,447,751

Contract owners’ equity end of period	$5,664,558	9,471,392	2,494,103	829,321	7,099,794	9,094,946	5,115,436	6,448,764

CHANGES IN UNITS:
Beginning units	587,594	597,799	92,509	108,694	735,445	693,822	349,360	456,187
Units purchased	2,338,577	1,649,294	759,210	752,829	1,142,025	1,399,193	2,815,415	5,956,068
Units redeemed	(2,498,115)	(1,659,499)	(620,248)	(769,014)	(1,375,110)	(1,357,570)	(2,909,747)	(6,062,895)

Ending units	428,056	587,594	231,471	92,509	502,360	735,445	255,028	349,360

	RHCF		RINF		RVIDD		RJNF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(197,927)	(202,498)	(85,802)	(64,740)	(47,312)	(58,140)	(16,133)	(27,527)
Realized gain (loss) on investments	1,048,836	(3,345,576)	1,289,631	(397,499)	(1,485,319)	(1,700,957)	(122,319)	(28,785)
Change in unrealized gain (loss) on investments	874,176	1,017,812	290,849	(195,724)	(81,762)	(10,648)	(5,012)	(11,686)
Reinvested capital gains	538,362	519,189	33,799	390,924	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,263,447	(2,011,073)	1,528,477	(267,039)	(1,614,393)	(1,769,745)	(143,464)	(67,998)

Equity transactions:
Purchase payments received from contract owners (note 3)	335,284	653,069	6,448	97,945	5,532	169,484	151,973	89,689
Transfers between funds	322,228	(4,733,820)	(629,098)	(396,824)	4,133,630	858,710	148,544	(333,827)
Redemptions (note 3)	(1,352,959)	(2,198,342)	(636,981)	(517,450)	(243,997)	(259,268)	(208,245)	(339,201)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9,090)	(54,950)	(622)	(978)	(9,377)	(3,597)	(68)	(938)
Adjustments to maintain reserves	(2,316)	(1,806)	(80)	(139)	206	158	(54)	16

Net equity transactions	(706,853)	(6,335,849)	(1,260,333)	(817,446)	3,885,994	765,487	92,150	(584,261)

Net change in contract owners’ equity	1,556,594	(8,346,922)	268,144	(1,084,485)	2,271,601	(1,004,258)	(51,314)	(652,259)
Contract owners’ equity beginning of period	11,016,500	19,363,422	4,936,192	6,020,677	1,107,827	2,112,085	1,267,887	1,920,146

Contract owners’ equity end of period	$12,573,094	11,016,500	5,204,336	4,936,192	3,379,428	1,107,827	1,216,573	1,267,887

CHANGES IN UNITS:
Beginning units	510,299	798,201	169,573	214,786	2,041,696	2,794,435	452,215	664,416
Units purchased	800,933	701,925	541,274	500,316	176,472,338	140,942,620	6,533,974	10,845,182
Units redeemed	(831,423)	(989,827)	(574,408)	(545,529)	(167,630,176)	(141,695,359)	(6,521,564)	(11,057,383)

Ending units	479,809	510,299	136,439	169,573	10,883,858	2,041,696	464,625	452,215

	RVIMC		RAF		RVISC		RUF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(2,764)	(6,563)	(4,147)	(9,410)	(49,148)	(91,872)	(25,704)	(37,908)
Realized gain (loss) on investments	(34,701)	(134,722)	(85,957)	(105,278)	(665,736)	(2,176,270)	(294,945)	(303,699)
Change in unrealized gain (loss) on investments	4,342	(10,613)	(356)	(5,014)	(17,365)	(13,615)	(28,910)	6,968
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(33,123)	(151,898)	(90,460)	(119,702)	(732,249)	(2,281,757)	(349,559)	(334,639)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,643	14,871	7,929	54,991	(21,286)	223,726	4,255	151,024
Transfers between funds	(21,230)	(60,956)	(165,957)	299,302	(9,126,769)	9,909,599	24,261	(353,292)
Redemptions (note 3)	(9,486)	(24,097)	(31,616)	(83,492)	(164,479)	(478,543)	(94,827)	(230,592)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4)	(86)	(5)	(35)	(2,271)	(1,271)	(24)	(117)
Adjustments to maintain reserves	(22)	(29)	(23)	(33)	(38)	(39)	(37)	(69)

Net equity transactions	(29,099)	(70,297)	(189,672)	270,733	(9,314,843)	9,653,472	(66,372)	(433,046)

Net change in contract owners’ equity	(62,222)	(222,195)	(280,132)	151,031	(10,047,092)	7,371,715	(415,931)	(767,685)
Contract owners’ equity beginning of period	191,195	413,390	449,375	298,344	10,617,019	3,245,304	1,473,865	2,241,550

Contract owners’ equity end of period	$128,973	191,195	169,243	449,375	569,927	10,617,019	1,057,934	1,473,865

CHANGES IN UNITS:
Beginning units	121,474	208,444	535,422	318,657	7,555,153	1,622,820	777,519	1,035,469
Units purchased	1,655,776	2,087,623	5,228,206	11,152,475	27,171,681	89,545,195	9,226,921	14,778,364
Units redeemed	(1,681,481)	(2,174,593)	(5,516,076)	(10,935,710)	(34,276,377)	(83,612,862)	(9,331,441)	(15,036,314)

Ending units	95,769	121,474	247,552	535,422	450,457	7,555,153	672,999	777,519

	RLCJ		RLF		RMED		RVARS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(15,764)	(13,708)	(49,933)	(40,031)	(66,740)	(86,187)	(91,518)	(105,527)
Realized gain (loss) on investments	437,174	186,320	687,916	(493,454)	794,962	(1,067,489)	(5,999)	127,394
Change in unrealized gain (loss) on investments	74,060	(10,282)	71,694	540,228	(764,115)	1,483,295	220,416	(177,522)
Reinvested capital gains	-	-	7,692	64,843	1,372,968	269,416	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	495,470	162,330	717,369	71,586	1,337,075	599,035	122,899	(155,655)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,215	19,965	66,961	152,534	1,306,929	2,175,906	153,190	620,805
Transfers between funds	249,153	(536,522)	(832,864)	(2,366,114)	(12,812,007)	850,347	(444,035)	(889,741)
Redemptions (note 3)	(234,741)	(98,877)	(547,203)	(514,902)	(541,813)	(214,744)	(1,159,412)	(658,477)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(38)	(31)
Contingent deferred sales charges (note 2)	(251)	-	(980)	(690)	(280)	(616)	(7,394)	(1,410)
Adjustments to maintain reserves	(174)	(49)	(159)	(237)	9	(278)	(186)	(158)

Net equity transactions	32,202	(615,483)	(1,314,245)	(2,729,409)	(12,047,162)	2,810,615	(1,457,875)	(929,012)

Net change in contract owners’ equity	527,672	(453,153)	(596,876)	(2,657,823)	(10,710,087)	3,409,650	(1,334,976)	(1,084,667)
Contract owners’ equity beginning of period	781,163	1,234,316	4,185,284	6,843,107	14,284,951	10,875,301	7,227,702	8,312,369

Contract owners’ equity end of period	$1,308,835	781,163	3,588,408	4,185,284	3,574,864	14,284,951	5,892,726	7,227,702

CHANGES IN UNITS:
Beginning units	59,041	101,533	146,875	256,578	343,638	336,043	801,612	902,632
Units purchased	289,858	828,541	223,061	317,851	155,926	469,738	69,254	271,614
Units redeemed	(280,697)	(871,033)	(266,299)	(427,554)	(425,880)	(462,143)	(232,861)	(372,634)

Ending units	68,202	59,041	103,637	146,875	73,684	343,638	638,005	801,612

	RVF		ROF		RNF		RPMF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(282,701)	(141,682)	(296,732)	(246,330)	(163,244)	(156,169)	339,521	(208,571)
Realized gain (loss) on investments	5,529,112	(1,402,076)	2,571,875	(3,424,565)	3,122,983	1,595,324	(879,576)	5,900,551
Change in unrealized gain (loss) on investments	4,122,597	305,287	928,466	506,033	121,160	314,850	789,484	(429,653)
Reinvested capital gains	279,028	1,165,592	1,583,322	2,254,895	442,419	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,648,036	(72,879)	4,786,931	(909,967)	3,523,318	1,754,005	249,429	5,262,327

Equity transactions:
Purchase payments received from contract owners (note 3)	25,440	412,470	548,115	1,038,409	67,994	55,781	288,707	932,334
Transfers between funds	11,409,436	(12,188,291)	1,063,489	(6,983,184)	(5,277,670)	5,393,737	730,310	(2,261,104)
Redemptions (note 3)	(1,396,588)	(851,748)	(2,223,590)	(2,124,977)	(1,367,952)	(1,182,812)	(1,478,847)	(1,751,396)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,258)	(1,408)	(12,719)	(9,857)	(1,771)	(787)	(16,082)	(4,302)
Adjustments to maintain reserves	(317)	53	(81)	(215)	(61)	(148)	(847)	(866)

Net equity transactions	10,034,713	(12,628,924)	(624,786)	(8,079,824)	(6,579,460)	4,265,771	(476,759)	(3,085,334)

Net change in contract owners’ equity	19,682,749	(12,701,803)	4,162,145	(8,989,791)	(3,056,142)	6,019,776	(227,330)	2,176,993
Contract owners’ equity beginning of period	8,067,938	20,769,741	16,007,952	24,997,743	16,663,086	10,643,310	10,158,457	7,981,464

Contract owners’ equity end of period	$27,750,687	8,067,938	20,170,097	16,007,952	13,606,944	16,663,086	9,931,127	10,158,457

CHANGES IN UNITS:
Beginning units	216,334	611,925	540,704	900,604	796,712	566,895	940,721	1,368,428
Units purchased	1,130,035	2,199,241	1,643,196	3,245,006	3,332,441	4,614,775	3,521,729	6,705,101
Units redeemed	(912,988)	(2,594,832)	(1,653,246)	(3,604,906)	(3,640,102)	(4,384,958)	(3,606,711)	(7,132,808)

Ending units	433,381	216,334	530,654	540,704	489,051	796,712	855,739	940,721

	RREF		RRF		RMEK		RTF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$59,228	(28,347)	(30,112)	(33,751)	(63,077)	(86,649)	(308,686)	(181,390)
Realized gain (loss) on investments	107,121	595,258	72,394	(330,623)	19,320	682,412	5,234,872	1,346,625
Change in unrealized gain (loss) on investments	75,760	(128,761)	161,299	161,695	74,741	173,767	1,939,688	762,794
Reinvested capital gains	-	-	-	147,720	102,786	-	896,119	1,614,512

Net increase (decrease) in contract owners’ equity resulting from operations	242,109	438,150	203,581	(54,959)	133,770	769,530	7,761,993	3,542,541

Equity transactions:
Purchase payments received from contract owners (note 3)	163,573	214,442	8,976	41,358	79,041	135,982	1,366,315	2,464,664
Transfers between funds	(91,110)	(1,592,576)	404,371	(535,472)	371,637	1,548,911	(582,204)	3,083,807
Redemptions (note 3)	(696,941)	(925,661)	(253,377)	(386,560)	(608,737)	(1,105,757)	(650,522)	(264,725)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,058)	(2,047)	(114)	(347)	(1,966)	(3,617)	(792)	(1,378)
Adjustments to maintain reserves	(177)	(88)	(173)	(38)	(1,737)	(1,316)	(73)	(115)

Net equity transactions	(626,713)	(2,305,930)	159,683	(881,059)	(161,762)	574,203	132,724	5,282,253

Net change in contract owners’ equity	(384,604)	(1,867,780)	363,264	(936,018)	(27,992)	1,343,733	7,894,717	8,824,794
Contract owners’ equity beginning of period	5,250,115	7,117,895	2,148,144	3,084,162	4,105,214	2,761,481	15,450,323	6,625,529

Contract owners’ equity end of period	$4,865,511	5,250,115	2,511,408	2,148,144	4,077,222	4,105,214	23,345,040	15,450,323

CHANGES IN UNITS:
Beginning units	223,411	338,751	87,325	124,823	138,655	119,456	709,399	369,480
Units purchased	481,773	1,400,893	299,666	221,999	926,198	6,005,283	2,135,015	3,798,296
Units redeemed	(507,491)	(1,516,233)	(295,222)	(259,497)	(949,581)	(5,986,084)	(2,091,065)	(3,458,377)

Ending units	197,693	223,411	91,769	87,325	115,272	138,655	753,349	709,399

	RVLCG		RVLCV		RVMCG		RVMCV
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(422,724)	(373,383)	(213,025)	(92,970)	(173,977)	(197,966)	(180,257)	(160,773)
Realized gain (loss) on investments	3,040,333	(3,443,298)	2,065,999	(253,143)	1,439,945	(2,510,862)	1,302,683	411,546
Change in unrealized gain (loss) on investments	1,825,177	1,028,437	363,863	3,021,796	593,939	2,054,316	(1,993,140)	2,838,669
Reinvested capital gains	1,248,165	1,157,791	1,362,040	685,466	-	-	1,794,496	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,690,951	(1,630,453)	3,578,877	3,361,149	1,859,907	(654,512)	923,782	3,089,442

Equity transactions:
Purchase payments received from contract owners (note 3)	958,416	1,451,731	1,041,765	1,403,937	124,076	360,150	279,004	406,028
Transfers between funds	2,646,574	(16,686,866)	(1,050,452)	7,384,772	(1,069,406)	(7,787,613)	(9,306,304)	9,193,829
Redemptions (note 3)	(3,591,894)	(3,974,196)	(5,402,529)	(2,371,981)	(2,374,787)	(1,350,500)	(1,617,822)	(1,357,537)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(22,847)	(28,216)	(9,703)	(8,371)	(12,764)	(5,362)	(13,905)	(5,350)
Adjustments to maintain reserves	(232)	(205)	(98)	(262)	(237)	(236)	(212)	(194)

Net equity transactions	(9,983)	(19,237,752)	(5,421,017)	6,408,095	(3,333,118)	(8,783,561)	(10,659,239)	8,236,776

Net change in contract owners’ equity	5,680,968	(20,868,205)	(1,842,140)	9,769,244	(1,473,211)	(9,438,073)	(9,735,457)	11,326,218
Contract owners’ equity beginning of period	29,264,332	50,132,537	30,875,245	21,106,001	11,946,334	21,384,407	19,318,534	7,992,316

Contract owners’ equity end of period	$34,945,300	29,264,332	29,033,105	30,875,245	10,473,123	11,946,334	9,583,077	19,318,534

CHANGES IN UNITS:
Beginning units	1,468,718	2,553,715	1,523,979	1,217,367	509,527	930,696	911,057	479,147
Units purchased	3,061,455	2,802,361	963,355	2,783,901	949,678	2,112,757	338,579	2,182,358
Units redeemed	(3,095,150)	(3,887,358)	(1,232,940)	(2,477,289)	(1,078,412)	(2,533,926)	(844,823)	(1,750,448)

Ending units	1,435,023	1,468,718	1,254,394	1,523,979	380,793	509,527	404,813	911,057

	RVSCG		RVSCV		RVSDL		RTEC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(164,369)	(146,135)	(146,076)	(148,084)	(17,859)	(22,665)	(175,003)	(120,937)
Realized gain (loss) on investments	1,282,680	(1,723,488)	216,185	(276,217)	(131,029)	(132,516)	2,375,640	(137,039)
Change in unrealized gain (loss) on investments	(485,551)	2,641,442	(1,281,336)	2,680,742	(140,596)	139,304	351,727	317,094
Reinvested capital gains	471,344	-	225,250	-	17,657	82,931	331,242	387,866

Net increase (decrease) in contract owners’ equity resulting from operations	1,104,104	771,819	(985,977)	2,256,441	(271,827)	67,054	2,883,606	446,984

Equity transactions:
Purchase payments received from contract owners (note 3)	358,937	563,723	304,967	757,032	67,538	126,679	482,859	223,888
Transfers between funds	2,331,428	(3,497,083)	(3,937,771)	8,020,387	(876,476)	1,100,594	30,413	384,717
Redemptions (note 3)	(1,438,841)	(1,006,475)	(1,429,167)	(2,628,665)	(176,600)	(294,716)	(1,162,801)	(651,602)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(18,035)	(4,214)	(15,350)	(3,663)	(2,847)	(3,447)	(12,019)	(2,347)
Adjustments to maintain reserves	(220)	(166)	(173)	(172)	(58)	(70)	(266)	(161)

Net equity transactions	1,233,269	(3,944,215)	(5,077,494)	6,144,919	(988,443)	929,040	(661,814)	(45,505)

Net change in contract owners’ equity	2,337,373	(3,172,396)	(6,063,471)	8,401,360	(1,260,270)	996,094	2,221,792	401,479
Contract owners’ equity beginning of period	10,572,159	13,744,555	16,213,550	7,812,190	2,290,986	1,294,892	8,985,933	8,584,454

Contract owners’ equity end of period	$12,909,532	10,572,159	10,150,079	16,213,550	1,030,716	2,290,986	11,207,725	8,985,933

CHANGES IN UNITS:
Beginning units	465,553	705,352	836,193	528,126	294,555	179,801	440,399	457,774
Units purchased	985,625	1,114,206	917,802	2,231,435	427,060	1,185,028	835,789	613,268
Units redeemed	(954,825)	(1,354,005)	(1,225,020)	(1,923,368)	(554,075)	(1,070,274)	(856,682)	(630,643)

Ending units	496,353	465,553	528,975	836,193	167,540	294,555	419,506	440,399

	RTEL		RTRF		RUTL		RVWDL
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(3,122)	(12,511)	(66,032)	(58,785)	6,070	(41,865)	(7,165)	(7,379)
Realized gain (loss) on investments	(17,374)	76,094	914,195	(1,750,436)	459,700	777,646	(39,164)	(59,642)
Change in unrealized gain (loss) on investments	34,431	81,443	97,412	819,590	(198,676)	162,710	16,664	2,825
Reinvested capital gains	13,009	-	-	1,498,624	79,457	82,407	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,944	145,026	945,575	508,993	346,551	980,898	(29,665)	(64,196)

Equity transactions:
Purchase payments received from contract owners (note 3)	34,544	11,083	248,393	72,014	73,266	764,774	6,574	189
Transfers between funds	(272,779)	(129,338)	(541,617)	1,645,568	(850,401)	(2,878,904)	28,489	(251,025)
Redemptions (note 3)	(200,088)	(76,506)	(631,590)	(488,280)	(650,562)	(1,572,042)	(17,508)	(6,400)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8)	(287)	(3,802)	(1,231)	(1,274)	(7,693)	(1)	(6)
Adjustments to maintain reserves	(76)	(88)	(163)	(162)	(101)	(166)	(40)	(53)

Net equity transactions	(438,407)	(195,136)	(928,779)	1,227,909	(1,429,072)	(3,694,031)	17,514	(257,295)

Net change in contract owners’ equity	(411,463)	(50,110)	16,796	1,736,902	(1,082,521)	(2,713,133)	(12,151)	(321,491)
Contract owners’ equity beginning of period	993,798	1,043,908	6,040,756	4,303,854	4,823,502	7,536,635	348,742	670,233

Contract owners’ equity end of period	$582,335	993,798	6,057,552	6,040,756	3,740,981	4,823,502	336,591	348,742

CHANGES IN UNITS:
Beginning units	102,863	127,757	224,030	174,576	280,829	512,587	61,576	110,043
Units purchased	646,686	790,072	583,779	262,185	675,609	1,831,418	631,834	553,395
Units redeemed	(691,187)	(814,966)	(624,535)	(212,731)	(756,845)	(2,063,176)	(642,967)	(601,862)

Ending units	58,362	102,863	183,274	224,030	199,593	280,829	50,443	61,576

	GVFRB		RHYS		TRHS2		VVGGS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$214,127	519,618	42,004	134,915	(66,913)	(27,839)	(3,413)	-
Realized gain (loss) on investments	154,573	(80,232)	49,596	(45,258)	682	(52,699)	(18,559)	-
Change in unrealized gain (loss) on investments	(111,066)	338,728	(981)	22,930	946,587	(180,088)	(4,110)	-
Reinvested capital gains	-	38,060	-	-	307,154	26,957	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	257,634	816,174	90,619	112,587	1,187,510	(233,669)	(26,082)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	282,348	306,397	8,832	105,352	3,032,942	2,096,861	239,999	-
Transfers between funds	(7,868,351)	9,237,640	(193,383)	1,037,176	(272,773)	292,175	281,914	-
Redemptions (note 3)	(1,487,237)	(1,422,382)	(167,984)	(154,577)	(68,308)	(51,293)	(12,406)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(466)	(287)	(3)	-
Contingent deferred sales charges (note 2)	(3,532)	(7,244)	(74)	(1,925)	(539)	(128)	(180)	-
Adjustments to maintain reserves	(201)	(165)	21	(540)	(96)	(38)	(3)	-

Net equity transactions	(9,076,973)	8,114,246	(352,588)	985,486	2,690,760	2,337,290	509,321	-

Net change in contract owners’ equity	(8,819,339)	8,930,420	(261,969)	1,098,073	3,878,270	2,103,621	483,239	-
Contract owners’ equity beginning of period	20,484,574	11,554,154	1,929,928	831,855	3,649,358	1,545,737	-	-

Contract owners’ equity end of period	$11,665,235	20,484,574	1,667,959	1,929,928	7,527,628	3,649,358	483,239	-

CHANGES IN UNITS:
Beginning units	1,886,568	1,142,012	180,571	85,475	451,417	168,760	-	-
Units purchased	1,053,088	2,100,513	109,663	1,506,556	390,590	363,161	132,086	-
Units redeemed	(1,882,414)	(1,355,957)	(141,612)	(1,411,460)	(101,914)	(80,504)	(86,982)	-

Ending units	1,057,242	1,886,568	148,622	180,571	740,093	451,417	45,104	-

	VWHAS		VWHA		WRASP		WRENG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(42,617)	(16,546)	(66,501)	(54,586)	13,135	(168,357)	(3,528)	(4,660)
Realized gain (loss) on investments	114,280	21,856	221,571	(1,154,047)	(1,759,538)	(3,036,098)	41,045	18,988
Change in unrealized gain (loss) on investments	(15,293)	579,194	(399,240)	2,683,966	4,235,827	2,378,920	(180,531)	154,825
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	56,370	584,504	(244,170)	1,475,333	2,489,424	(825,535)	(143,014)	169,153

Equity transactions:
Purchase payments received from contract owners (note 3)	2,443,151	1,760,340	225,555	1,119,129	658,061	1,131,933	535,449	389,235
Transfers between funds	(57,803)	25,988	(722,170)	388,904	(1,262,363)	(3,526,978)	(179,022)	278,763
Redemptions (note 3)	(93,199)	(59,284)	(577,240)	(661,209)	(1,951,788)	(1,507,943)	(12,460)	(11,079)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(189)	(57)	-	-	(72)	(16)	(63)	(14)
Contingent deferred sales charges (note 2)	(1,681)	(1,139)	(3,425)	(5,101)	(8,620)	(5,434)	-	(12)
Adjustments to maintain reserves	(56)	(73)	(147)	(189)	(291)	(195)	(44)	(22)

Net equity transactions	2,290,223	1,725,775	(1,077,427)	841,534	(2,565,073)	(3,908,633)	343,860	656,871

Net change in contract owners’ equity	2,346,593	2,310,279	(1,321,597)	2,316,867	(75,649)	(4,734,168)	200,846	826,024
Contract owners’ equity beginning of period	3,036,037	725,758	5,499,904	3,183,037	16,318,949	21,053,117	897,079	71,055

Contract owners’ equity end of period	$5,382,630	3,036,037	4,178,307	5,499,904	16,243,300	16,318,949	1,097,925	897,079

CHANGES IN UNITS:
Beginning units	309,007	104,748	877,139	717,439	1,460,461	1,806,564	85,714	9,027
Units purchased	446,849	293,013	388,806	697,584	230,833	215,387	84,727	87,662
Units redeemed	(190,246)	(88,754)	(577,313)	(537,884)	(445,274)	(561,490)	(48,876)	(10,975)

Ending units	565,610	309,007	688,632	877,139	1,246,020	1,460,461	121,565	85,714

	NOVMH2		NLFOSP		NVFIP		NVFMGP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$353,465	(97,080)	(10,532)	11,873	(2,077)	25,576	(18,745)	64,464
Realized gain (loss) on investments	(1,672,804)	(370,363)	29,907	(3,203)	3,790	(20,606)	91,305	(15,903)
Change in unrealized gain (loss) on investments	1,561,859	(175,441)	(44,326)	95,136	12,550	61,866	(17,502)	177,319
Reinvested capital gains	-	-	133,805	-	-	-	102,245	72,156

Net increase (decrease) in contract owners’ equity resulting from operations	242,520	(642,884)	108,854	103,806	14,263	66,836	157,303	298,036

Equity transactions:
Purchase payments received from contract owners (note 3)	79,096	348,166	117,028	405,030	50,168	233,401	73,540	476,930
Transfers between funds	(3,242,044)	(11,538)	(3,125,884)	(38,409)	(1,365,116)	(12,379)	(5,180,377)	1,734,912
Redemptions (note 3)	(2,497,350)	(475,553)	(111,487)	(29,975)	(1,448)	(6,299)	(111,665)	(33,115)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(5)	-	-	(53)
Contingent deferred sales charges (note 2)	(1,348)	(5,272)	-	-	-	(36)	-	(424)
Adjustments to maintain reserves	(49)	(95)	(19)	(26)	(15)	(32)	(10)	(14)

Net equity transactions	(5,661,695)	(144,292)	(3,120,362)	336,620	(1,316,416)	214,655	(5,218,512)	2,178,236

Net change in contract owners’ equity	(5,419,175)	(787,176)	(3,011,508)	440,426	(1,302,153)	281,491	(5,061,209)	2,476,272
Contract owners’ equity beginning of period	5,419,175	6,206,351	3,011,508	2,571,082	1,302,153	1,020,662	5,061,209	2,584,937

Contract owners’ equity end of period	$-	5,419,175	-	3,011,508	-	1,302,153	-	5,061,209

CHANGES IN UNITS:
Beginning units	627,989	650,267	298,392	264,531	132,510	110,518	481,577	265,618
Units purchased	14,515	187,615	13,368	42,254	8,891	46,147	7,921	224,747
Units redeemed	(642,504)	(209,893)	(311,760)	(8,393)	(141,401)	(24,155)	(489,498)	(8,788)

Ending units	-	627,989	-	298,392	-	132,510	-	481,577

	PIVEM2		RVAMR		RVBER		RVCLR
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(7,226)	(5,534)	(4,004)	4,464	(3,370)	(66,137)	27,758	(133,307)
Realized gain (loss) on investments	150,463	(188,589)	152,381	(1,408,440)	133,146	(651,088)	(5,284)	(1,421,684)
Change in unrealized gain (loss) on investments	(3,519)	215,894	(65,971)	1,848,629	(79,174)	1,108,989	(20,858)	1,838,912
Reinvested capital gains	-	-	-	204,358	-	-	41,243	847,030

Net increase (decrease) in contract owners’ equity resulting from operations	139,718	21,771	82,406	649,011	50,602	391,764	42,859	1,130,951

Equity transactions:
Purchase payments received from contract owners (note 3)	661	608	446	168,536	100	44,100	100	285,360
Transfers between funds	(526,158)	(33,168)	(1,925,668)	(11,713,281)	(1,358,779)	(6,996,200)	(2,439,082)	(17,091,076)
Redemptions (note 3)	(35,880)	(43,167)	(126,345)	(1,593,844)	(127,999)	(1,177,459)	(16,596)	(2,669,372)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(183)	-	(33)	(7,995)	-	(6,896)	-	(14,205)
Adjustments to maintain reserves	(47)	(28)	(360)	(37)	(32)	(63)	4	(80)

Net equity transactions	(561,607)	(75,755)	(2,051,960)	(13,146,621)	(1,486,710)	(8,136,518)	(2,455,574)	(19,489,373)

Net change in contract owners’ equity	(421,889)	(53,984)	(1,969,554)	(12,497,610)	(1,436,108)	(7,744,754)	(2,412,715)	(18,358,422)
Contract owners’ equity beginning of period	421,889	475,873	1,969,554	14,467,164	1,436,108	9,180,862	2,412,715	20,771,137

Contract owners’ equity end of period	$-	421,889	-	1,969,554	-	1,436,108	-	2,412,715

CHANGES IN UNITS:
Beginning units	62,739	74,082	160,546	1,257,580	126,569	853,997	214,319	1,986,155
Units purchased	61,672	76,277	2,895	176,311	17,533	196,822	2,044	849,607
Units redeemed	(124,411)	(87,620)	(163,441)	(1,273,345)	(144,102)	(924,250)	(216,363)	(2,621,443)

Ending units	-	62,739	-	160,546	-	126,569	-	214,319

	GSBLMO		CAF2
	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	32,695	-	(6,009)
Realized gain (loss) on investments	-	(61,725)	-	(606,536)
Change in unrealized gain (loss) on investments	-	57,474	-	301,214
Reinvested capital gains	-	-	-	227,095

Net increase (decrease) in contract owners’ equity resulting from operations	-	28,444	-	(84,236)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	363,452	-	25,387
Transfers between funds	-	(2,125,277)	-	(3,160,135)
Redemptions (note 3)	-	(165,706)	-	(11,659)
Annuity benefits	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(33)	-	(1)
Adjustments to maintain reserves	-	(42)	-	(26)

Net equity transactions	-	(1,927,606)	-	(3,146,434)

Net change in contract owners’ equity	-	(1,899,162)	-	(3,230,670)
Contract owners’ equity beginning of period	-	1,899,162	-	3,230,670

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	185,315	-	244,341
Units purchased	-	133,513	-	5,463
Units redeemed	-	(318,828)	-	(249,804)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-4 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

AB FUNDS

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

ALPS FUNDS

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)

AMERICAN CENTURY INVESTORS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

Global Small Capitalization Fund - Class 4 (AMVGS4)

Insurance Series(R) - International Fund: Class 4 (AMVI4)

Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

BlackRock Total Return V.I. Fund - Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

Variable Portfolio - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

DELEWARE FUNDS BY MACQUIRE

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Mid Cap Stock Portfolio - Service Shares (DVMCSS)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

Contrafund(R)Portfolio - Service Class 2 (FC2)

VIP Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Growth & Income Portfolio - Service Class 2 (FGI2)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Service Class 2 (FHI2)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

INVESCO INVESTMENTS

VI Balanced-Risk Allocation Fund - Series II Shares (IVBRA2)

VI International Growth Fund - Series II Shares (AVIE2)

V.I. Equally-Weighted S&P 500 Fund - Series II Shares (IVEW52)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)

Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Global Technology Portfolio: Service Shares (JAGTS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LEGG MASON

Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)

ClearBridge Variable Aggressive Growth Portfolio - Class II (LPVCA2)

ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

MAINSTAY FUNDS

MainStay VP Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Mid Cap Value Portfolio - Service Class (MV3MVS)

VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)

MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)

Utilities Series - Service Class (MVUSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MERGER FUNDS

The Merger Fund VL (MGRFV)

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)

Emerging Markets Debt Portfolio - Class II (MSEMB)

The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II (MSVGT2)

Global Real Estate Portfolio - Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class II (NVRE2)

NVIT Money Market Fund - Class II (NVMM2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)

NVIT Small Cap Index Fund - Class II (NVSIX2)

NVIT S&P 500 Index Fund - Class I (GVEX1)

NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)

NORTHERN LIGHTS

7Twelve Balanced Portfolio (NO7TB)

Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)

OPPENHEIMER FUNDS

International Growth Fund/VA - Service Shares (OVIGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

PIMCO FUNDS

PIMCO Income Portfolio: Advisor Class (PMVIV)

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

Variable Insurance Trust - Unconstrained Bond Portfolio - Advisor Class (PMUBA)

Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)

Foreign Bond Portfolio (U.S. Dollar-Hedged) - Advisor Class (PMVFHV)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs High Quality Floating Rate Fund - Advisor Shares (GVHQFA)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

PRO FUNDS

VP UltraShort NASDAQ-100 (PROUSN)

VP Access High Yield Fund (PROAHY)

VP Asia 30 (PROA30)

VP Banks (PROBNK)

VP Basic Materials (PROBM)

VP Bear (PROBR)

VP Biotechnology (PROBIO)

VP Bull (PROBL)

VP Consumer Goods (PROCG)

VP Consumer Services (PROCS)

VP Emerging Markets (PROEM)

VP Europe 30 (PROE30)

VP Financials (PROFIN)

VP Health Care (PROHC)

VP Industrials (PROIND)

VP International (PROINT)

VP Internet (PRONET)

VP Japan (PROJP)

VP NASDAQ-100 (PRON)

VP Oil & Gas (PROOG)

VP Pharmaceuticals (PROPHR)

VP Precious Metals (PROPM)

VP Real Estate (PRORE)

VP Rising Rates Opportunity (PRORRO)

VP Semiconductor (PROSCN)

VP Short Emerging Markets (PROSEM)

VP Short International (PROSIN)

VP Short NASDAQ-100 (PROSN)

VP Technology (PROTEC)

VP Telecommunications (PROTEL)

VP U.S. Government Plus (PROGVP)

VP UltraNASDAQ-100 (PROUN)

VP Utilities (PROUTL)

PUTNAM INVESTMENTS

VT Equity Income Fund: Class IB (PVEIB)

GUGGENHEIM INVESTMENTS

Global Managed Futures Strategy (RVMFU)

Variable Fund - Long Short Equity Fund (RSRF)

Variable Trust - Banking Fund (RBKF)

Variable Trust - Basic Materials Fund (RBMF)

Variable Trust - Biotechnology Fund (RBF)

Variable Trust - Commodities Strategy Fund (RVCMD)

Variable Trust - Consumer Products Fund (RCPF)

Variable Trust - Dow 2x Strategy Fund (RVLDD)

Variable Trust - Electronics Fund (RELF)

Variable Trust - Energy Fund (RENF)

Variable Trust - Energy Services Fund (RESF)

Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Variable Trust - Financial Services Fund (RFSF)

Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust - Health Care Fund (RHCF)

Variable Trust - Internet Fund (RINF)

Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Variable Trust - Japan 2x Strategy Fund (RLCJ)

Variable Trust - Leisure Fund (RLF)

Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust - NASDAQ-100(R) Fund (ROF)

Variable Trust - Nova Fund (RNF)

Variable Trust - Precious Metals Fund (RPMF)

Variable Trust - Real Estate Fund (RREF)

Variable Trust - Retailing Fund (RRF)

Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust - S&P 500 2x Strategy Fund (RTF)

Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust - Technology Fund (RTEC)

Variable Trust - Telecommunications Fund (RTEL)

Variable Trust - Transportation Fund (RTRF)

Variable Trust - Utilities Fund (RUTL)

Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Global Gold Fund: Service Class (VVGGS)

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Energy (WRENG)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.20% to 3.10%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.45% - 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $50 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Four Year CDSC Option	0.35%
No CDSC Option	0.20% - 0.40%
Highest Anniversary Death Benefit Option	0.20% - 0.30%
Highest Anniversary or 5% Enhanced Death Benefit Option	0.25%
Return of Premium Enhanced Death Benefit Option	0.20%
3% Extra Value Credit Option	0.40% - 0.45%
4% Extra Value Credit Option	0.55%
iFLEX Option	0.60%

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2017.

	Total	ALVBWB	AAEIP3	ARLPE3	ACVIG	ACVIP2	ACVU1	ACVV

0.45%	$260,299	$-	$56	$92	$457	$906	$-	$1,604
0.65%	46,572	167	154	232	262	468	-	436
0.70%	2,147	-	-	-	-	-	-	-
0.80%	143	-	-	-	-	-	-	-
0.85%	339,538	-	-	-	308	5,115	-	321
0.90%	571	-	-	-	-	-	-	-
0.95%	9,485	-	-	-	-	-	-	192
1.00%	1,433,990	-	2,492	1,377	-	6,561	-	246
1.05%	156,286	-	-	372	-	-	-	-
1.10%	2,868	-	-	-	-	-	-	-
1.15%	1,431,139	1,418	2,592	-	7,664	6,417	9,638	16,941
1.20%	761,188	-	2,034	464	-	5,605	-	-
1.25%	3,363,060	3,354	6,411	3,641	22,354	24,074	-	42,194
1.30%	1,102,680	-	594	1,402	-	4,466	-	-
1.35%	3,007,007	3,818	4,857	2,108	16,240	6,053	3,211	42,740
1.40%	593,810	249	159	36	5,614	2,584	642	11,357
1.45%	791,082	-	1,431	1,221	4,197	6,950	-	9,548
1.50%	55,269	-	-	-	-	-	-	-
1.55%	2,791,176	156	9,744	2,335	20,158	25,568	95	49,313
1.60%	2,534,907	2,099	6,003	3,356	11,758	25,439	208	32,260
1.65%	3,426,873	358	1,857	1,327	21,998	17,383	-	12,537
1.80%	1,563,488	451	3,165	604	5,633	10,116	-	10,344
1.85%	433,373	-	2,483	1,458	3,028	6,834	-	7,005
1.90%	1,633,888	539	2,111	1,557	18,289	9,257	-	25,010
1.95%	491,933	926	834	465	3,826	7,300	-	4,168
2.00%	177,433	-	10	-	577	305	-	666
2.05%	18,252	-	-	-	-	-	-	3,513
2.10%	530,474	-	1,458	136	2,522	3,178	-	12,960
2.15%	349,311	61	614	278	3,689	6,352	-	6,484
2.20%	88,782	-	50	-	2,974	764	-	940
2.25%	5,329	-	-	-	-	-	-	1,163
2.30%	53,284	-	-	-	231	-	-	-
2.35%	72,878	-	83	-	276	601	-	7,600
2.40%	7,120	-	-	-	-	-	-	234
2.45%	70,569	-	-	162	100	1,205	-	2,522
2.50%	87,124	-	-	-	748	189	-	3,392

Totals	$27,693,328	$13,596	$49,192	$22,623	$152,903	$183,690	$13,794	$305,690

	AMVGS4	AMVI4	AMVBC4	AMVNW4	AMVCB4	BRVHY3	BRVTR3	BRVED3

0.45%	$523	$-	$-	$-	$416	$-	$74	$109
0.65%	200	-	-	-	178	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	248	452	14,076	1,170	2,168	162	-	6,097
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	3,263	9,124	27,295	9,781	12,905	12,373	1,405	6,329
1.05%	-	-	1,566	-	4,127	31,352	-	1,584
1.10%	-	-	-	-	-	-	-	-
1.15%	1,328	2,855	814	2,400	1,050	639	445	3,266
1.20%	3,933	6,889	17,824	6,104	6,510	5,335	1,416	6,136
1.25%	8,295	-	-	-	9,322	-	3,170	5,719
1.30%	5,930	7,050	24,413	6,741	12,943	12,288	153	3,422
1.35%	3,891	1,791	12,733	1,835	15,570	5,819	1,216	6,395
1.40%	405	-	-	-	2,652	-	-	468
1.45%	5,889	-	-	-	14,176	-	5,827	2,211
1.50%	-	-	-	-	-	-	-	-
1.55%	4,226	475	1,080	-	13,424	587	352	2,696
1.60%	4,963	-	-	-	3,109	-	190	6,108
1.65%	3,041	308	1,737	174	20,949	1,482	397	962
1.80%	1,318	-	-	-	5,585	-	1,416	3,513
1.85%	626	-	-	-	2,691	-	61	135
1.90%	2,650	-	-	-	2,227	-	-	4,436
1.95%	2,569	-	-	-	1,710	-	-	985
2.00%	558	-	-	-	44	-	-	311
2.05%	-	-	-	-	-	-	-	-
2.10%	2,136	-	-	-	1,546	-	339	4,194
2.15%	1,611	-	-	-	941	-	-	727
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	1,061
2.35%	245	-	-	-	-	-	-	916
2.40%	-	-	-	-	31	-	-	-
2.45%	27	-	-	-	-	-	-	1,126
2.50%	779	-	-	-	717	-	-	-

Totals	$58,654	$28,944	$101,538	$28,205	$134,991	$70,037	$16,461	$68,906

	MLVGA3	BRVDA3	CLVHY2	CLVQF2	CSCRS	DWVSVS	DVMCSS	ETVFR

0.45%	$2,706	$817	$-	$43	$270	$-	$534	$1,362
0.65%	478	322	-	121	141	-	154	13
0.70%	-	-	-	-	-	-	-	-
0.80%	73	-	-	-	-	-	-	-
0.85%	5,415	-	239	314	-	695	11,630	4,411
0.90%	-	-	-	-	-	-	-	-
0.95%	124	-	-	-	-	-	-	-
1.00%	12,144	-	581	862	260	6,217	6,489	10,934
1.05%	1,057	-	-	-	-	46	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	19,140	-	71	286	553	296	1,178	5,121
1.20%	11,728	-	393	191	-	3,900	2,499	4,963
1.25%	57,143	2,246	8	7	2,313	-	5,425	15,304
1.30%	6,467	-	173	415	-	8,747	7,932	13,793
1.35%	46,383	1,905	168	921	263	3,734	8,783	16,593
1.40%	17,246	-	-	54	40	-	1,450	708
1.45%	10,283	557	-	-	504	-	1,040	3,623
1.50%	-	-	-	-	-	-	-	-
1.55%	54,771	756	105	64	702	215	10,712	13,861
1.60%	26,653	262	-	-	652	-	4,088	8,603
1.65%	62,937	847	44	15	259	118	4,274	13,715
1.80%	22,251	418	-	-	504	-	9,873	9,415
1.85%	9,843	463	31	174	65	-	587	1,252
1.90%	29,144	7	83	-	507	-	2,683	4,100
1.95%	12,091	631	110	-	114	-	746	791
2.00%	9,650	-	-	-	-	-	552	1,678
2.05%	-	-	-	-	-	-	-	-
2.10%	4,265	111	-	-	266	-	135	2,290
2.15%	1,236	-	-	-	-	-	3,319	472
2.20%	2,683	-	-	-	-	-	-	86
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	356	-	-	-	-	-	148	-
2.40%	-	-	-	-	-	-	-	-
2.45%	902	-	-	-	-	-	97	761
2.50%	-	-	-	-	-	-	3,646	56

Totals	$427,169	$9,342	$2,006	$3,467	$7,413	$23,968	$87,974	$133,905

	FQB	FC2	FAM2	FB2	FEI2	FGI2	FG2	FHI2

0.45%	$-	$-	$140	$868	$2,536	$87	$9,451	$18,553
0.65%	-	-	429	90	96	128	746	774
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	2,318	1,623	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	106	-	-	-	-	258	-
1.00%	-	-	-	30,651	-	8,696	21,185	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	19,342	464	1,388	18,169	6,573	22,164	2,650
1.20%	-	-	-	6,743	-	4,796	12,801	499
1.25%	-	-	904	3,678	17,629	2,917	62,265	8,200
1.30%	69	-	-	14,258	-	7,549	18,450	-
1.35%	-	38,627	900	10,866	31,437	8,270	42,636	10,124
1.40%	-	17,014	39	-	5,297	404	7,615	211
1.45%	-	-	446	954	2,806	1,896	19,150	12,051
1.50%	-	-	-	-	-	-	-	-
1.55%	-	7,770	220	5,497	17,938	8,670	52,393	2,834
1.60%	-	3,696	549	458	18,727	1,003	57,441	5,991
1.65%	-	-	354	5,686	17,413	13,427	46,387	6,469
1.80%	-	-	1,484	1,969	32,602	6,119	88,752	936
1.85%	-	-	-	1,343	1,966	1,329	7,169	646
1.90%	-	-	883	2,746	5,863	2,155	38,804	8,775
1.95%	-	-	315	127	4,287	377	12,256	4,338
2.00%	-	-	121	-	439	404	5,635	495
2.05%	-	-	-	-	-	-	191	-
2.10%	-	-	-	1,806	343	2,715	15,104	936
2.15%	-	-	-	-	7,515	599	8,205	82
2.20%	-	-	-	771	4,089	-	6,079	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	1,112	-
2.35%	-	-	-	-	433	51	4,340	-
2.40%	-	-	-	-	47	-	272	-
2.45%	-	-	-	-	2,697	-	4,274	576
2.50%	-	-	-	-	2,131	-	2,843	1,205

Totals	$69	$86,555	$7,248	$89,899	$194,460	$80,483	$569,601	$86,345

	FIGBP2	FRESS2	FVSIS2	FTVIS2	FTVMD2	FTVGI2	FTVFA2	IVBRA2

0.45%	$1,147	$-	$810	$1,347	$533	$1,394	$293	$325
0.65%	-	-	316	379	-	139	288	1,028
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	1,529	1,095	1,253	1,310	2,400	6,928	1,240	1,234
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	232	-
1.00%	4,662	9,483	11,648	12,775	2,585	27,288	3,914	2,496
1.05%	-	1,069	-	2,493	303	3,173	-	1,570
1.10%	-	-	-	-	-	-	-	-
1.15%	2,107	345	5,705	2,391	2,534	2,622	12,261	1,297
1.20%	1,622	2,947	3,638	4,841	4,542	15,450	873	875
1.25%	2,005	148	21,238	25,693	16,943	5,793	6,606	8,920
1.30%	4,395	8,851	13,270	7,915	5,631	19,032	2,511	3,378
1.35%	5,149	2,901	9,961	21,159	7,340	20,204	6,115	7,902
1.40%	103	-	1,405	2,681	567	586	7,856	892
1.45%	3,679	-	7,498	18,911	5,980	2,118	618	8,203
1.50%	-	-	-	-	-	-	-	-
1.55%	4,667	755	11,997	17,980	28,455	6,716	2,353	2,676
1.60%	1,339	-	10,177	29,723	7,932	3,891	1,628	5,954
1.65%	1,286	179	27,299	39,466	6,556	15,105	1,960	3,521
1.80%	1,966	-	12,128	16,098	2,947	2,341	1,561	6,361
1.85%	650	102	8,338	6,480	2,612	3,682	13	2,812
1.90%	2,045	-	7,642	4,173	13,308	6,031	511	1,370
1.95%	-	-	4,416	9,591	2,679	2,978	1,374	2,201
2.00%	230	-	846	2,234	1,264	85	-	197
2.05%	-	-	-	3,123	-	-	-	-
2.10%	2,034	-	4,594	18,811	1,852	2,749	-	411
2.15%	-	-	207	11,062	2,407	1,007	15	79
2.20%	-	-	638	2,358	-	110	248	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	616	5,706	50	70	-	-
2.40%	-	-	-	1,037	17	-	-	1,083
2.45%	-	-	-	413	-	57	-	244
2.50%	-	-	-	730	-	-	-	735

Totals	$40,615	$27,875	$165,640	$270,880	$119,437	$149,549	$52,470	$65,764

	AVIE2	IVEW52	JPIGA2	JPIIB2	JABS	JAMGS	JAFBS	JAGTS

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	1,403	3,677	1,517	-	2,758	1,036	633	2,848
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	1,827	17,530	835	862	11,691	15,791	10,110	6,157
1.05%	-	1,385	-	-	-	-	-	118
1.10%	-	-	-	-	-	-	-	-
1.15%	719	2,690	-	-	-	1,874	1,405	220
1.20%	221	9,970	5,374	167	3,525	7,769	12,010	7,898
1.25%	-	-	-	-	-	-	-	-
1.30%	750	18,464	-	806	12,377	10,341	10,269	13,049
1.35%	56	8,531	1,736	3,553	4,906	2,949	4,201	1,971
1.40%	-	-	-	-	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	14	683	132	-	2,991	215	191	150
1.60%	-	-	-	-	-	-	-	-
1.65%	-	1,685	590	-	1,755	1,095	791	1,041
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-

Totals	$4,990	$64,615	$10,184	$5,388	$40,003	$41,070	$39,610	$33,452

	LZREMS	LPWHY2	LPVCA2	SBVI	SBVSG2	LOVTRC	LOVSDC	MNCPS2

0.45%	$927	$412	$-	$-	$-	$76	$-	$43
0.65%	222	144	-	-	-	-	-	122
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	4,208	1,192	11,857	-	-	1,890	9,424	710
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	19,893	6,876	4,154	-	2,942	8,313	10,404	6,036
1.05%	289	276	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	6,942	3,656	-	-	-	1,756	-	52
1.20%	6,632	3,244	569	-	2,520	3,263	2,898	2,224
1.25%	12,833	13,495	-	-	-	1,474	-	316
1.30%	9,452	3,104	5,008	23,011	4,464	5,114	9,623	2,125
1.35%	10,348	9,358	665	-	2,585	2,845	20,884	607
1.40%	616	34	-	-	-	948	-	208
1.45%	6,081	9,469	-	-	-	-	-	646
1.50%	-	-	-	-	-	-	-	-
1.55%	30,501	5,927	194	-	-	4,779	-	479
1.60%	9,182	2,616	-	-	-	342	-	379
1.65%	22,905	8,236	13	-	57	893	124	473
1.80%	6,191	3,546	-	-	-	541	-	47
1.85%	3,017	7,049	-	-	-	1,971	-	225
1.90%	5,032	1,078	-	-	-	715	-	-
1.95%	4,867	706	-	-	-	475	-	412
2.00%	76	521	-	-	-	11	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,060	4,013	-	-	-	957	-	214
2.15%	641	2,716	-	-	-	254	-	-
2.20%	349	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	148	80	-	-	-	-	-	-
2.40%	150	-	-	-	-	-	-	-
2.45%	196	-	-	-	-	-	-	-
2.50%	106	-	-	-	-	-	-	-

Totals	$162,864	$87,748	$22,460	$23,011	$12,568	$36,617	$53,357	$15,318

	MV3MVS	MVBRES	MVGTAS	MVUSC	MVIVSC	MGRFV	MSGI2	MSEMB

0.45%	$-	$-	$28	$-	$-	$242	$579	$338
0.65%	-	-	145	-	-	518	44	142
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	1,315	1,402	-	828	9,389	88	914	3,136
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	5,553	10,153	1,473	3,742	23,694	3,938	9,457	18,201
1.05%	-	-	-	-	-	-	-	446
1.10%	-	-	-	-	-	-	-	-
1.15%	215	-	243	-	1,301	491	2,258	663
1.20%	3,605	708	3,347	1,021	10,795	3,982	1,731	7,213
1.25%	-	-	3,966	-	-	8,344	12,573	9,074
1.30%	7,137	7,400	604	5,507	23,670	2,260	8,628	8,925
1.35%	2,355	843	2,233	1,432	7,149	2,681	5,715	7,878
1.40%	-	-	4,962	-	-	44	481	149
1.45%	-	-	2,883	-	-	6,711	3,767	3,783
1.50%	-	-	-	-	-	-	-	-
1.55%	301	241	2,803	86	572	5,009	7,047	7,822
1.60%	-	-	3,533	-	-	941	4,235	10,643
1.65%	146	70	4,991	1,259	621	4,060	4,915	20,584
1.80%	-	-	1,770	-	-	677	1,947	3,277
1.85%	-	-	1,803	-	-	1,356	1,197	7,268
1.90%	-	-	2,848	-	-	136	1,760	3,610
1.95%	-	-	693	-	-	899	841	3,485
2.00%	-	-	-	-	-	139	167	36
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	387	-	-	99	1,042	878
2.15%	-	-	-	-	-	11	184	1,124
2.20%	-	-	780	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	109
2.40%	-	-	-	-	-	998	471	-
2.45%	-	-	137	-	-	1	91	3
2.50%	-	-	-	-	-	700	295	124

Totals	$20,627	$20,817	$39,629	$13,875	$77,191	$44,325	$70,339	$118,911

	MSVGT2	VKVGR2	NVBX	NVIX	NAMGI2	NAMAA2	NVAMV2	GVAAA2

0.45%	$-	$107	$1,486	$1,807	$-	$-	$-	$3,131
0.65%	-	120	144	1,051	-	-	-	1,392
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	3,929	667	1,447	2,198	-	553	16,693
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	1,351	25,818	36,510	29,126	7,274	7,832	7,941	49,940
1.05%	-	718	626	7,429	-	2,559	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,467	2,190	5,481	18,735	-	-	270	27,918
1.20%	319	12,170	16,285	21,186	4,721	3,236	8,135	32,655
1.25%	5,801	8,954	36,880	12,640	-	-	-	72,774
1.30%	138	13,770	22,136	18,182	4,058	3,226	9,178	35,519
1.35%	2,001	14,696	14,790	17,148	-	786	3,224	80,723
1.40%	62	162	1,732	621	-	-	-	19,417
1.45%	471	4,966	1,302	3,136	-	-	-	32,704
1.50%	-	-	-	11,149	-	-	-	-
1.55%	2,198	22,258	10,667	25,682	-	-	10	60,887
1.60%	2,568	12,822	5,946	22,209	-	-	-	44,212
1.65%	1,676	20,583	29,276	17,637	860	751	125	134,257
1.80%	1,513	2,712	19,519	8,359	-	-	-	34,162
1.85%	644	5,705	9,288	3,255	-	-	-	18,036
1.90%	2,226	7,312	6,504	12,993	-	-	-	30,286
1.95%	263	2,532	4,846	4,955	-	-	-	13,022
2.00%	31	87	151	154	-	-	-	5,281
2.05%	-	-	-	-	-	-	-	-
2.10%	1,006	1,204	2,389	3,243	-	-	-	8,824
2.15%	405	659	182	877	-	-	-	13,892
2.20%	-	303	-	557	-	-	-	7,054
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	1,563
2.35%	-	-	1,698	451	-	-	-	1,676
2.40%	-	425	-	-	-	-	-	35
2.45%	-	90	2	-	-	-	-	3,904
2.50%	-	740	-	323	-	-	-	2,566

Totals	$24,140	$165,032	$228,507	$244,352	$19,111	$18,390	$29,436	$752,523

	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GEM2	NVIE6

0.45%	$-	$-	$-	$-	$21	$148	$-	$-
0.65%	-	-	-	-	-	545	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	482	4,470	6,229	5,987	578	-	675	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	143	-	-	-
1.00%	12,036	28,541	36,864	21,437	5,804	9	1,888	1,937
1.05%	-	5,837	1,668	4,180	9,041	-	-	192
1.10%	-	-	-	-	-	-	-	-
1.15%	256	953	215	2,158	7,492	2,796	-	-
1.20%	9,433	5,993	26,749	10,142	751	-	1,198	2,124
1.25%	-	-	-	-	4,132	11,646	-	-
1.30%	8,265	14,041	26,429	21,938	4,852	-	633	1,882
1.35%	7,849	11,806	14,029	12,487	7,085	4,061	3,421	2,390
1.40%	-	-	-	-	2,333	293	-	-
1.45%	-	-	-	-	-	1,933	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	81	2	785	341	8,223	9,242	-	-
1.60%	-	-	-	-	138	15,514	-	-
1.65%	231	167	1,754	6,760	2,351	4,257	1,245	162
1.80%	-	-	-	-	-	6,327	-	-
1.85%	-	-	-	-	-	1,167	-	-
1.90%	-	-	-	-	114	5,813	-	-
1.95%	-	-	-	-	-	866	-	-
2.00%	-	-	-	-	-	107	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	3,562	-	-
2.15%	-	-	-	-	-	1,443	-	-
2.20%	-	-	-	-	-	36	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	40	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	54	-	-

Totals	$38,633	$71,810	$114,722	$85,430	$53,058	$69,859	$9,060	$8,687

	NVNMO2	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2

0.45%	$-	$-	$351	$1,426	$-	$315	$737	$339
0.65%	-	-	-	-	-	261	131	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	1,865	370	1,146	787	-	252
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	1,940	3,488	1,657	7,730	548	6,161	3,577	3,840
1.05%	2,501	-	-	-	-	-	11,789	-
1.10%	-	-	-	-	-	-	-	-
1.15%	87	-	435	10,808	7,951	8,636	15,117	11,549
1.20%	135	402	4,296	540	479	482	98	63
1.25%	1,145	-	15,230	44,333	23,881	14,061	33,207	30,852
1.30%	1,640	925	1,792	1,135	1,441	3,924	3,292	514
1.35%	3,490	414	8,826	12,184	2,040	11,373	31,422	14,774
1.40%	-	-	522	3,789	704	1,535	6,973	6,514
1.45%	173	-	1,637	6,322	9,769	2,316	18,599	4,743
1.50%	-	-	-	-	-	-	-	-
1.55%	4,387	20	64,929	16,180	20,898	7,989	27,452	1,708
1.60%	878	-	19,614	27,222	38,957	13,097	85,523	38,488
1.65%	4,266	10	6,993	19,622	49,971	36,649	120,099	43,327
1.80%	359	-	1,284	9,916	12,843	2,432	19,617	9,358
1.85%	26	-	162	8,353	23,812	1,412	7,240	518
1.90%	428	-	4,975	10,903	15,389	87,149	13,359	2,114
1.95%	1,717	-	435	2,045	13,497	14,734	16,908	746
2.00%	-	-	-	5,596	4,991	3,917	4,265	892
2.05%	-	-	-	-	-	-	-	-
2.10%	569	-	371	621	1,470	227	3,618	110
2.15%	551	-	-	358	5,029	4,533	3,351	1,049
2.20%	-	-	-	2,269	-	1,575	4,046	347
2.25%	-	-	-	-	-	139	-	-
2.30%	-	-	-	958	187	101	496	-
2.35%	-	-	-	351	-	-	-	-
2.40%	-	-	-	-	-	-	175	-
2.45%	-	-	-	-	-	-	-	1,802
2.50%	-	-	-	196	595	-	1,846	949

Totals	$24,292	$5,259	$135,374	$193,227	$235,598	$223,805	$432,937	$174,848

	NVCMC2	NVCBD2	NVLCP2	TRF	TRF2	GBF	GBF2	GVIDA

0.45%	$68	$-	$1,535	$756	$-	$1,904	$-	$551
0.65%	-	-	280	-	-	6	-	75
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	259	64	-	-	37	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	721	-	-	-	-	277	-	-
1.00%	1,957	4,256	2,902	568	2,685	-	1,882	1,136
1.05%	-	5,233	1	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	331	-	4,526	328	-	12,788	-	7,744
1.20%	3,188	11,993	102	-	-	-	1,184	60
1.25%	10,741	-	11,326	6,337	-	8,545	-	8,156
1.30%	502	3,687	1,828	-	1,231	-	6,553	581
1.35%	10,266	1,057	4,970	1,581	-	15,206	3,033	19,784
1.40%	4,283	-	583	832	-	5,087	-	690
1.45%	1,557	-	1,041	828	-	3,893	-	287
1.50%	-	-	-	-	-	-	-	-
1.55%	2,530	-	14,061	3,194	-	21,023	-	2,779
1.60%	16,882	-	11,545	3,638	-	11,154	-	20,618
1.65%	57,872	1,126	23,495	23,873	30	18,085	29	7,830
1.80%	5,336	-	6,271	1,005	-	4,616	-	5,561
1.85%	287	-	5,343	722	-	714	-	71
1.90%	4,069	-	5,906	1,631	-	8,588	-	3,886
1.95%	4,719	-	3,442	252	-	1,091	-	445
2.00%	370	-	205	66	-	709	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	329	-	3,291	944	-	6,062	-	2,009
2.15%	1,753	-	1,522	-	-	399	-	-
2.20%	854	-	1,031	-	-	31	-	-
2.25%	-	-	103	-	-	-	-	-
2.30%	7,358	-	-	110	-	-	-	-
2.35%	-	-	-	-	-	438	-	-
2.40%	-	-	80	-	-	-	-	-
2.45%	2,478	-	367	-	-	199	-	1,631
2.50%	79	-	1	-	-	143	-	-

Totals	$138,530	$27,611	$105,821	$46,665	$3,946	$120,995	$12,681	$83,894

	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM

0.45%	$1,006	$101	$95	$2,007	$655	$1,505	$823	$-
0.65%	273	-	347	662	-	-	436	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	6,674	26	23,230	813	1,080	7,259	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	10,690	4,971	8,398	79,129	42,685	22,371	42,792	-
1.05%	-	-	-	16,116	-	-	1,242	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,862	175	15,730	34,904	20,562	8,140	14,262	-
1.20%	527	13	405	59,036	7,906	26,422	16,754	-
1.25%	7,212	7,815	6,502	13,071	6,402	19,102	30,870	-
1.30%	5,478	1,373	2,655	44,666	19,096	10,630	40,763	772
1.35%	18,277	9,420	57,458	110,146	42,236	67,911	21,677	-
1.40%	2,066	105	3,101	17,703	8,215	12,230	920	-
1.45%	2,552	3,252	890	25,736	3,411	75	6,446	-
1.50%	-	-	-	-	-	-	8,791	-
1.55%	2,759	10,625	15,485	52,641	17,835	12,961	16,029	-
1.60%	3,228	11,307	12,409	23,711	15,421	11,218	15,515	-
1.65%	18,354	23,647	65,587	99,080	17,755	48,873	26,921	-
1.80%	312	2,491	2,310	3,624	5,407	1,495	12,892	-
1.85%	-	416	3,122	15,622	3,182	2,177	5,379	-
1.90%	2,878	8,447	5,916	19,336	7,805	18,223	11,669	-
1.95%	1,041	1,708	3,478	15,965	4,143	7,687	5,228	-
2.00%	1,184	-	494	8,594	-	-	1,066	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,548	1,131	330	1,353	-	946	3,839	-
2.15%	361	-	2,061	-	214	143	962	-
2.20%	-	-	-	225	-	638	404	-
2.25%	-	89	-	-	-	100	-	-
2.30%	904	4,000	-	241	-	-	-	-
2.35%	-	-	-	1,987	-	-	114	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	150	1,640	3,446	-	-	-
2.50%	-	-	2,194	527	-	85	498	-

Totals	$82,512	$97,760	$209,143	$670,952	$227,189	$274,012	$293,551	$772

	NVMIG6	GVDIV2	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF

0.45%	$671	$920	$1,108	$1,492	$-	$496	$1,350	$471
0.65%	198	177	222	125	-	129	314	156
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	422	150	187	1,043	-	302	770	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	101	-	-	-	-
1.00%	618	1,700	2,438	2,966	-	2,255	5,363	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	8,841	10,692	8,686	13,792	135	5,290	5,583	1,725
1.20%	-	41	1,280	490	-	590	5,597	-
1.25%	10,477	4,136	7,491	14,987	-	8,144	29,990	4,055
1.30%	288	240	594	1,366	-	2,894	6,254	-
1.35%	6,352	6,966	4,745	12,533	363	9,798	13,768	3,060
1.40%	1,575	1,402	1,478	2,143	751	483	1,984	773
1.45%	769	1,454	1,428	4,577	-	3,485	4,420	1,192
1.50%	-	-	-	-	-	-	-	-
1.55%	19,612	24,919	24,817	34,315	37	5,638	14,551	6,606
1.60%	6,633	15,068	5,344	5,652	59	5,706	12,172	5,179
1.65%	3,749	7,401	9,926	15,087	-	9,603	15,935	6,699
1.80%	4,534	4,790	20,816	20,394	-	13,242	8,465	13,173
1.85%	359	990	447	1,666	-	50	1,393	361
1.90%	9,984	7,289	3,068	8,443	-	6,715	7,957	4,961
1.95%	2,518	2,191	7,098	9,170	-	2,072	3,447	441
2.00%	63	310	2,044	1,777	-	611	1,801	940
2.05%	-	-	186	-	-	-	-	-
2.10%	1,452	3,154	7,847	5,131	-	12,178	7,142	11,099
2.15%	469	610	2,601	3,674	-	853	1,708	290
2.20%	36	437	431	430	-	-	175	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	1,595	42
2.35%	-	-	278	118	-	301	2,163	256
2.40%	174	89	-	-	-	130	88	78
2.45%	440	534	440	122	-	121	2,024	196
2.50%	13	15	3,262	27	-	2,611	161	2,659

Totals	$80,247	$95,675	$118,262	$161,621	$1,345	$93,697	$156,170	$64,412

	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG2

0.45%	$-	$1,121	$-	$501	$-	$1,055	$1,379	$280
0.65%	-	129	-	3	-	202	1,052	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	757	221	207	-	5,356	2,361	3,334	2,211
0.90%	-	-	-	-	-	-	-	-
0.95%	-	47	-	-	-	-	-	-
1.00%	2,844	129	1,774	5	1,159	6,795	12,866	4,906
1.05%	-	-	-	-	-	15	102	-
1.10%	-	-	-	-	-	-	-	-
1.15%	579	2,889	1,303	6,795	-	4,834	25,786	2,716
1.20%	571	-	871	23	904	3,328	2,824	4,335
1.25%	-	14,723	-	11,216	-	20,684	14,655	4,581
1.30%	1,999	-	4,567	-	2,432	6,732	7,264	6,622
1.35%	215	5,932	2,138	14,597	257	8,105	15,225	8,263
1.40%	-	2,800	-	3,707	-	672	163	428
1.45%	-	823	-	945	-	6,418	6,105	1,603
1.50%	-	-	-	-	-	-	-	-
1.55%	3	7,682	-	12,641	-	18,534	59,133	8,303
1.60%	-	7,494	-	4,470	-	4,539	14,830	3,556
1.65%	261	12,136	273	3,021	-	15,623	14,766	2,231
1.80%	-	6,828	-	2,525	-	5,487	4,164	3,351
1.85%	-	911	-	166	-	923	9,820	536
1.90%	-	4,648	-	1,592	-	6,515	3,476	5,218
1.95%	-	800	-	423	-	5,088	4,048	386
2.00%	-	1,026	-	-	-	218	237	49
2.05%	-	-	-	-	-	-	-	-
2.10%	-	4,832	-	253	-	7,128	2,018	528
2.15%	-	1,303	-	-	-	2,185	1,642	-
2.20%	-	585	-	-	-	1,978	1,345	-
2.25%	-	-	-	-	-	105	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	60	-	-	-	183	-	-
2.40%	-	153	-	-	-	-	-	-
2.45%	-	176	-	55	-	-	147	661
2.50%	-	182	-	277	-	125	38	2,719

Totals	$7,229	$77,630	$11,133	$63,215	$10,108	$129,832	$206,419	$63,483

	NVTIV3	EIF2	NVRE2	NVMM2	NVLM2	NVLCA2	NCPG2	NCPGI2

0.45%	$-	$-	$195	$34,909	$980	$136	$848	$-
0.65%	-	-	334	5,252	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	345	143	2,341	22,922	187	-	-	503
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	78	-	-	-	-
1.00%	1,914	2,693	2,344	36,584	4,693	1,346	2,664	1,770
1.05%	-	-	-	10,823	-	-	-	-
1.10%	-	-	-	224	-	-	-	-
1.15%	1,273	217	808	182,546	406	471	302	-
1.20%	544	506	901	35,435	1,406	426	33	207
1.25%	-	-	4,966	199,842	29,152	4,964	595	542
1.30%	3,200	3,833	2,430	20,927	497	650	-	-
1.35%	156	1,264	4,116	357,597	42	1,239	31	511
1.40%	-	-	967	111,270	650	318	-	-
1.45%	-	-	1,828	55,177	-	154	674	155
1.50%	-	-	-	-	-	-	-	-
1.55%	-	101	3,018	255,510	1,441	1,511	2,607	6,069
1.60%	-	-	1,285	180,938	25,839	1,681	104	1,011
1.65%	6	92	4,849	479,163	13,278	11,301	17,804	2,081
1.80%	-	-	715	175,529	373	52	480	356
1.85%	-	-	1,114	21,919	-	-	2,629	32
1.90%	-	-	2,047	91,621	8,883	2,943	463	825
1.95%	-	-	1,099	28,281	640	75	-	191
2.00%	-	-	21	17,261	-	-	-	80
2.05%	-	-	-	34	-	-	-	-
2.10%	-	-	135	51,125	-	18	781	408
2.15%	-	-	61	10,771	2,103	1,356	-	3,238
2.20%	-	-	-	3,515	-	236	536	-
2.25%	-	-	-	645	-	-	-	-
2.30%	-	-	-	10,990	-	513	-	-
2.35%	-	-	-	577	-	-	-	33
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	687	6,133	-	-	-	-
2.50%	-	-	304	3,739	-	-	-	-

Totals	$7,438	$8,849	$36,565	$2,411,337	$90,570	$29,390	$30,551	$18,012

	IDPG2	IDPGI2	NVSIX2	GVEX1	NVMGA2	NBARMS	NO7TB	NOVPI2

0.45%	$-	$-	$1,457	$4,264	$58	$-	$-	$339
0.65%	1	-	285	1,921	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	7,630	34,048	1,251	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	1,689	6,288	32,052	156,587	5,062	3,459	-	-
1.05%	-	-	1,938	17,371	1,065	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	75	9,400	56,862	11	712	1,356	1,070
1.20%	122	703	14,726	84,284	593	-	-	-
1.25%	2,902	1,511	16,444	165,212	46	415	4,111	10,470
1.30%	355	433	22,012	137,929	1,583	1,924	-	-
1.35%	9,235	-	15,723	180,788	227	195	2,450	571
1.40%	497	-	638	2,206	-	90	-	-
1.45%	-	-	5,027	34,688	104	461	1,024	3,027
1.50%	-	-	3,861	31,468	-	-	-	-
1.55%	1,473	3,381	9,300	111,992	154	1,215	6,995	10,361
1.60%	3,102	206	14,407	53,503	-	-	401	23,820
1.65%	4,699	2,325	21,421	82,575	18	455	1,751	28,656
1.80%	25	318	9,257	51,875	163	-	1,582	3,822
1.85%	801	1,351	1,947	35,456	-	37	209	3,380
1.90%	-	-	12,306	187,430	71	-	4,288	13,187
1.95%	-	2,191	3,299	20,781	-	129	2,040	6,067
2.00%	-	31	204	3,176	-	-	-	152
2.05%	-	-	-	-	-	-	-	-
2.10%	106	68	579	8,514	-	443	3,079	1,852
2.15%	-	-	3,328	1,117	280	-	-	1,487
2.20%	-	-	-	1,692	116	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	7,086	-	-	-	-
2.35%	-	-	8	5,289	-	-	-	41
2.40%	-	-	-	-	-	-	-	782
2.45%	-	-	-	1,052	-	-	-	2
2.50%	-	-	-	1,211	-	-	-	62

Totals	$25,007	$18,881	$207,249	$1,480,377	$10,802	$9,535	$29,286	$109,148

	NOTBBA	OVIGS	OVGSS	OVSCS	PMVIV	PMVAAD	PMVFAD	PMVLAD

0.45%	$8,131	$-	$657	$-	$6	$991	$467	$982
0.65%	118	-	772	-	-	238	327	97
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	122	898	603	2,719	472	-	239	92
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	32	-	-
1.00%	-	5,506	4,670	9,782	1,813	2,365	1,724	462
1.05%	-	-	-	-	-	-	5	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,230	1,551	4,182	260	1,388	4,349	792	9,287
1.20%	23	1,595	2,430	7,701	833	258	368	-
1.25%	82,597	-	20,375	-	753	5,545	1,635	33,053
1.30%	-	6,618	1,995	11,274	749	400	1,030	-
1.35%	10,097	448	4,132	3,626	867	33,824	1,683	28,944
1.40%	22	-	932	-	-	661	130	2,522
1.45%	9,538	-	5,050	-	116	6,495	614	19,075
1.50%	-	-	-	-	-	-	-	-
1.55%	20,427	94	8,733	259	958	22,958	5,952	79,521
1.60%	18,727	-	7,233	-	82	2,483	2,302	23,747
1.65%	181,237	836	13,714	495	1,245	22,121	636	13,982
1.80%	24,061	-	6,239	-	133	2,052	483	5,745
1.85%	9,401	-	1,009	-	2,889	1,368	310	5,087
1.90%	4,409	-	6,141	-	424	45,599	3,326	11,653
1.95%	3,694	-	1,066	-	1,009	3,817	477	6,569
2.00%	1,075	-	250	-	-	63	190	258
2.05%	-	-	-	-	-	-	-	5,673
2.10%	5,072	-	5,227	-	209	883	2,136	1,402
2.15%	-	-	1,728	-	-	3,098	-	860
2.20%	6,119	-	-	-	-	-	-	2,558
2.25%	-	-	-	-	-	-	-	1,878
2.30%	-	-	-	-	-	460	-	-
2.35%	216	-	47	-	-	237	-	15,864
2.40%	-	-	35	-	-	-	-	-
2.45%	-	-	158	-	-	58	-	12
2.50%	378	-	1,578	-	-	1,493	670	5,243

Totals	$388,694	$17,546	$98,956	$36,116	$13,946	$161,848	$25,496	$274,566

	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PMUBA	PMVSTA	PMVFHV

0.45%	$4,787	$137	$568	$537	$11,284	$132	$-	$-
0.65%	1,458	211	354	70	1,014	-	-	-
0.70%	-	49	70	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	9,673	7	1,199	26	82	408	812	238
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	195	192	305	-	-	-
1.00%	20,481	1,270	2,942	-	172	1,084	8,730	56
1.05%	-	-	25	6	-	-	419	-
1.10%	-	-	-	-	-	-	-	-
1.15%	10,619	303	3,465	3,052	29,050	96	-	1,012
1.20%	5,971	417	983	-	-	65	2,326	14
1.25%	49,345	3,249	9,213	14,114	48,598	5,608	-	-
1.30%	14,084	2,304	779	-	-	999	6,840	-
1.35%	26,291	656	5,712	1,750	104,806	794	4,008	5
1.40%	4,974	-	401	1,542	8,011	462	-	-
1.45%	17,695	918	1,178	3,861	23,775	6,668	-	58
1.50%	-	-	-	-	-	-	-	-
1.55%	59,091	5,125	6,932	9,460	63,299	9,829	169	-
1.60%	18,436	3,583	4,129	22,312	50,184	4,368	-	-
1.65%	39,302	2,321	6,814	11,729	76,563	2,536	551	-
1.80%	9,954	18,069	1,471	3,939	10,126	2,241	-	-
1.85%	8,037	846	1,391	3,915	1,938	4,567	-	75
1.90%	14,180	4,565	4,930	4,018	19,629	2,374	-	-
1.95%	2,862	905	2,013	3,619	3,086	1,058	-	-
2.00%	1,408	187	31	149	1,379	70	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	4,827	277	1,107	3,288	2,249	3,629	-	-
2.15%	2,296	-	288	1,353	6,044	148	-	-
2.20%	1,841	-	61	-	400	1,698	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	162	132	6	325	447	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	1,523	39	-	193	70	263	-	-
2.50%	874	12	-	141	825	-	-	-

Totals	$330,171	$45,582	$56,257	$89,591	$463,336	$49,097	$23,855	$1,458

	GVGMNS	GVHQFA	GVSIA	PIHYB2	PROUSN	PROAHY	PROA30	PROBNK

0.45%	$-	$2	$8	$-	$39	$44,297	$319	$314
0.65%	-	-	-	-	-	1,882	188	86
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	149	234	-	-	72	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	135	-	-	-	-
1.00%	426	2,255	656	-	-	602	-	2
1.05%	-	-	-	-	-	120	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1	15,469	115	217	291	12,687	776	1,620
1.20%	86	150	1,898	-	-	-	-	23
1.25%	1,813	2,497	1,776	747	431	55,592	5,877	6,807
1.30%	-	2,532	1,625	-	-	-	-	-
1.35%	467	5,799	2,705	1,156	185	48,539	1,416	4,171
1.40%	-	268	-	457	15	2,916	445	143
1.45%	3,111	1,908	5,402	-	1	3,534	723	2,592
1.50%	-	-	-	-	-	-	-	-
1.55%	1,499	5,374	206	1,981	264	48,567	3,834	6,830
1.60%	965	547	573	160	2,385	29,576	4,686	4,432
1.65%	470	758	391	173	101	91,709	388	3,714
1.80%	240	446	188	118	304	64,564	4,410	6,296
1.85%	1,058	825	710	-	127	1,055	187	576
1.90%	212	552	5,358	-	374	11,239	3,615	4,008
1.95%	62	1,430	377	-	-	3,589	453	1,911
2.00%	-	-	-	-	189	168	34	293
2.05%	-	1,128	-	-	-	-	-	-
2.10%	161	142	30	-	49	7,198	2,480	3,593
2.15%	54	29	-	-	424	1,097	-	5,055
2.20%	-	-	-	-	-	31	-	329
2.25%	-	373	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	40
2.35%	-	2,474	-	-	-	-	-	237
2.40%	-	-	-	-	-	-	-	-
2.45%	706	-	-	-	-	89	-	106
2.50%	-	1,039	-	-	-	199	-	-

Totals	$11,331	$46,146	$22,252	$5,144	$5,179	$429,322	$29,831	$53,178

	PROBM	PROBR	PROBIO	PROBL	PROCG	PROCS	PROEM	PROE30

0.45%	$856	$389	$585	$5,970	$272	$253	$2,412	$315
0.65%	167	195	179	314	3	-	739	82
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	53	-	228	-	413	466	155	102
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	77	-	-	83	13	2	113	107
1.05%	-	-	-	-	-	-	9	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,268	383	2,160	7,717	1,585	2,468	2,321	2,603
1.20%	-	-	-	-	2	1	-	-
1.25%	17,356	1,767	18,661	38,894	10,328	14,539	13,865	5,101
1.30%	-	-	-	-	-	-	-	-
1.35%	2,744	282	4,422	4,911	3,233	3,703	7,592	2,816
1.40%	213	3	714	75	623	849	755	997
1.45%	4,365	1,344	5,392	1,656	1,960	1,803	2,165	4,194
1.50%	-	-	-	-	-	-	-	-
1.55%	3,386	1,258	12,620	6,007	6,079	4,762	8,972	7,154
1.60%	21,335	273	16,300	35,421	20,345	16,825	20,638	9,033
1.65%	31,467	540	6,748	33,697	10,583	11,270	22,659	3,801
1.80%	4,507	712	7,922	7,138	5,293	2,491	9,035	8,073
1.85%	1,075	335	1,306	4,185	1,362	1,053	1,247	933
1.90%	5,426	483	13,705	3,598	1,318	2,980	7,878	7,202
1.95%	1,197	94	2,807	3,486	265	156	2,577	941
2.00%	699	-	754	365	317	216	433	198
2.05%	-	-	-	-	43	-	30	-
2.10%	557	102	2,297	5,278	316	2,763	4,673	1,566
2.15%	7,875	-	8,446	-	117	700	1,287	2,288
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	27	-	499	239	-	-	-
2.35%	149	70	206	138	159	26	135	16
2.40%	-	-	-	-	-	-	-	-
2.45%	2	-	63	354	148	-	24	219
2.50%	-	-	1,108	6,791	994	-	-	-

Totals	$104,774	$8,257	$106,623	$166,577	$66,010	$67,326	$109,714	$57,741

	PROFIN	PROHC	PROIND	PROINT	PRONET	PROJP	PRON	PROOG

0.45%	$239	$313	$869	$1,631	$326	$76	$1,721	$233
0.65%	36	186	6	108	5	146	1,562	184
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	101	-	45	-	-	71	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	98	56	-	158	-	-	170	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,313	5,913	4,482	1,070	2,843	140	3,761	1,603
1.20%	-	263	-	-	-	-	-	-
1.25%	13,413	24,858	20,437	15,008	17,256	5,787	43,021	22,127
1.30%	-	-	-	-	-	-	-	-
1.35%	7,075	6,411	13,495	719	6,408	494	11,841	5,320
1.40%	163	874	1,352	30	519	231	717	530
1.45%	2,280	3,491	4,792	1,268	4,171	3,676	7,515	2,724
1.50%	-	-	-	-	-	-	-	-
1.55%	11,361	24,164	10,296	4,226	9,795	4,731	12,007	17,579
1.60%	22,631	33,323	29,298	3,890	10,861	4,164	25,061	42,753
1.65%	22,598	30,840	27,858	21,201	20,221	2,137	27,409	20,859
1.80%	15,495	12,834	7,683	1,623	2,763	567	13,706	12,041
1.85%	2,242	3,440	1,576	145	783	58	2,060	404
1.90%	4,950	7,350	11,908	2,334	1,822	245	10,605	26,154
1.95%	1,150	5,594	893	1,017	1,376	874	950	1,682
2.00%	568	1,148	777	374	653	1	762	620
2.05%	43	-	-	-	-	-	-	591
2.10%	3,925	2,612	645	11	193	13	3,525	1,599
2.15%	506	7,533	923	234	685	712	6,246	39,092
2.20%	725	55	-	-	-	-	335	-
2.25%	-	-	-	-	-	-	-	195
2.30%	-	-	1,727	-	-	-	374	68
2.35%	198	109	188	-	-	-	701	1,752
2.40%	66	-	-	-	-	-	-	-
2.45%	127	86	-	-	909	-	484	234
2.50%	182	89	-	-	-	-	-	551

Totals	$113,384	$171,643	$139,205	$55,092	$81,589	$24,052	$174,604	$198,895

	PROPHR	PROPM	PRORE	PRORRO	PROSCN	PROSEM	PROSIN	PROSN

0.45%	$42	$406	$500	$303	$206	$-	$-	$77
0.65%	-	588	2	21	41	13	2	1
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	100	-	-	32	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	11	-	3	-	-	-	-	-
1.05%	-	-	-	2	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	696	2,112	1,198	685	1,229	532	78	10
1.20%	-	-	-	-	-	-	-	-
1.25%	4,538	5,927	12,295	698	14,685	78	53	612
1.30%	-	-	-	-	-	-	-	-
1.35%	1,276	3,028	1,215	1,113	7,581	140	25	120
1.40%	39	561	285	61	243	5	203	78
1.45%	1,484	868	909	225	3,414	74	69	35
1.50%	-	-	-	-	-	-	-	-
1.55%	6,804	8,572	7,663	207	4,291	412	353	88
1.60%	4,409	3,668	4,060	4,085	20,105	115	6	197
1.65%	3,322	3,045	19,758	885	4,773	196	36	139
1.80%	2,887	6,948	932	2,581	1,500	-	-	2,946
1.85%	263	780	1,105	189	1,906	1	25	19
1.90%	2,022	2,206	5,780	2,228	4,431	21	150	66
1.95%	245	932	2,468	466	454	11	447	4
2.00%	106	496	-	101	65	2	2	-
2.05%	-	922	-	-	-	-	-	-
2.10%	2,934	1,664	1,274	2,142	2,133	51	61	-
2.15%	8,095	6,418	4	503	576	30	78	20
2.20%	-	104	-	-	26	-	-	-
2.25%	-	304	-	-	-	-	-	-
2.30%	-	38	-	-	64	12	33	4
2.35%	-	2,211	-	42	149	-	-	-
2.40%	-	-	4	-	-	-	-	-
2.45%	14	35	-	-	113	-	-	-
2.50%	1,156	970	5	-	-	-	-	-

Totals	$40,343	$52,803	$59,560	$16,537	$67,985	$1,725	$1,621	$4,416

	PROTEC	PROTEL	PROGVP	PROUN	PROUTL	PVEIB	RVMFU	RSRF

0.45%	$503	$54	$364	$481	$269	$-	$227	$196
0.65%	75	186	106	2	4	-	213	333
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	349	-	210	100	61	762	1,366	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	33	-	-	-	6	7,780	11,089	1,193
1.05%	-	-	-	-	-	1,051	360	-
1.10%	-	-	-	-	-	-	68	154
1.15%	2,578	289	837	6,098	1,688	2,354	1,907	12,608
1.20%	23	1	-	105	2	4,305	5,656	503
1.25%	22,890	2,539	1,828	22,343	18,569	-	3,069	13,485
1.30%	-	-	-	-	-	13,510	6,741	470
1.35%	5,769	583	467	2,598	3,174	872	9,602	16,388
1.40%	702	282	365	573	542	-	647	3,416
1.45%	3,460	201	379	711	3,294	-	2,642	3,716
1.50%	-	-	-	-	-	-	-	-
1.55%	7,480	2,133	1,011	5,458	4,745	356	13,654	28,952
1.60%	37,697	4,870	5,027	20,250	17,758	-	4,272	5,298
1.65%	26,028	4,432	572	1,103	16,959	3	11,593	7,276
1.80%	19,333	1,449	2,327	31,187	16,267	-	2,034	443
1.85%	2,136	212	147	188	1,946	-	1,970	1,038
1.90%	3,672	655	1,597	1,478	5,160	-	7,789	5,220
1.95%	4,472	47	120	2,603	1,273	-	736	1,161
2.00%	662	81	99	4,732	382	-	239	579
2.05%	-	-	-	-	710	-	-	-
2.10%	7,477	783	3,287	21,937	1,063	-	164	957
2.15%	13,954	186	5,480	1,113	2,504	-	8	99
2.20%	-	-	-	5,382	-	-	-	34
2.25%	-	-	-	-	235	-	-	-
2.30%	18	8	-	22	-	-	-	-
2.35%	201	115	-	139	1,590	-	-	57
2.40%	-	-	-	-	-	-	-	-
2.45%	11	5	53	1,489	326	-	-	-
2.50%	-	-	-	4,182	1,396	-	-	723

Totals	$159,523	$19,111	$24,276	$134,274	$99,923	$30,993	$86,046	$104,299

	RBKF	RBMF	RBF	RVCMD	RCPF	RVLDD	RELF	RENF

0.45%	$559	$364	$1,026	$86	$144	$801	$754	$377
0.65%	74	153	99	127	243	9	290	48
0.70%	-	165	-	-	170	-	159	144
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	32	-	105
0.90%	-	17	96	-	64	-	62	12
0.95%	-	459	-	-	538	-	498	260
1.00%	3	12	3	-	5	-	3	-
1.05%	9	1	6	-	-	-	12	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,158	8,359	9,320	1,449	12,617	18,946	5,226	5,951
1.20%	-	-	23	-	-	23	61	11
1.25%	5,762	7,360	24,505	4,036	16,454	10,967	7,499	20,925
1.30%	-	-	-	-	-	-	-	-
1.35%	7,455	12,447	17,795	4,117	20,483	24,949	15,444	15,182
1.40%	4,048	4,103	6,319	336	10,203	3,211	8,053	5,431
1.45%	2,016	660	5,426	427	1,638	307	1,304	4,905
1.50%	-	-	-	-	-	-	-	-
1.55%	5,668	7,110	15,864	3,507	18,479	15,501	4,475	23,293
1.60%	7,782	5,786	16,824	963	8,639	2,631	21,018	41,174
1.65%	2,667	7,060	10,392	433	9,272	1,907	2,252	9,454
1.80%	4,771	3,446	8,382	441	3,010	61,003	1,894	15,976
1.85%	268	913	1,233	98	1,324	-	719	1,023
1.90%	10,953	13,419	10,282	1,124	7,746	2,032	4,926	29,410
1.95%	449	918	2,328	85	1,285	956	1,456	3,087
2.00%	244	133	311	369	880	164	3	369
2.05%	-	-	-	-	5	-	-	-
2.10%	1,746	278	4,518	1,430	451	727	1,288	1,466
2.15%	1,398	724	6,910	329	658	1,503	23	10,067
2.20%	-	126	58	-	59	235	-	74
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	226	-	1,799	13	-	148
2.35%	61	-	65	-	190	357	169	132
2.40%	-	-	-	-	3	-	-	-
2.45%	32	78	903	-	14	846	5	4
2.50%	-	-	812	5	-	519	-	65

Totals	$59,123	$74,091	$143,726	$19,362	$116,373	$147,639	$77,593	$189,093

	RESF	RLCE	RFSF	RUGB	RHCF	RINF	RVIDD	RJNF

0.45%	$146	$856	$515	$1,780	$1,245	$467	$236	$321
0.65%	165	183	56	822	131	132	4	54
0.70%	-	-	136	-	143	208	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	156	125	-	-	33
0.90%	-	-	-	-	72	-	-	-
0.95%	-	-	415	-	275	491	-	-
1.00%	-	-	5	16	34	3	-	-
1.05%	2	5	4	25	7	5	-	-
1.10%	-	-	-	40	-	-	-	-
1.15%	3,263	4,583	11,527	16,077	10,362	7,239	1,308	4,552
1.20%	224	-	-	-	23	-	-	-
1.25%	10,152	1,801	20,291	3,026	37,317	8,538	1,235	1,448
1.30%	-	-	-	-	-	-	-	-
1.35%	12,694	6,459	19,327	8,427	22,690	15,414	4,211	2,268
1.40%	2,234	1,316	5,969	4,383	11,436	9,744	1,152	254
1.45%	2,023	-	2,081	1,014	9,382	1,134	10	184
1.50%	-	-	-	-	-	-	-	-
1.55%	11,575	2,217	12,071	6,236	26,467	11,652	1,198	1,350
1.60%	32,010	1,956	9,659	7,999	24,767	8,698	1,709	1,728
1.65%	7,082	314	5,110	2,272	11,412	2,480	117	1,321
1.80%	7,548	107	11,794	1,783	12,082	5,753	35,293	259
1.85%	2,020	-	1,166	491	1,514	232	5	31
1.90%	18,519	1,755	7,526	2,181	13,974	6,800	471	446
1.95%	1,438	427	638	2,258	1,854	2,661	95	715
2.00%	76	1	1,585	2,750	737	121	11	931
2.05%	-	-	8	37	19	-	-	2
2.10%	1,038	329	711	2,262	6,560	2,991	160	211
2.15%	770	369	2,099	180	4,191	729	91	5
2.20%	-	-	955	-	-	44	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	150	25	6	9
2.35%	-	-	-	-	676	172	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	282	69	-	11
2.50%	69	-	658	-	-	-	-	-

Totals	$113,048	$22,678	$114,306	$64,215	$197,927	$85,802	$47,312	$16,133

	RVIMC	RAF	RVISC	RUF	RLCJ	RLF	RMED	RVARS

0.45%	$76	$75	$77	$184	$220	$474	$91	$503
0.65%	-	13	-	33	149	118	3	407
0.70%	-	-	-	-	-	219	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	556	-	-
1.00%	-	-	-	-	-	36	-	1,109
1.05%	-	-	-	-	-	4	-	-
1.10%	-	-	-	-	-	-	-	281
1.15%	163	483	1,208	4,353	2,681	8,092	7,855	6,373
1.20%	-	-	58	-	-	-	23	132
1.25%	177	472	1,323	3,486	1,092	4,109	26,715	18,440
1.30%	-	-	-	-	-	-	-	1,716
1.35%	365	423	2,632	5,019	3,522	15,449	7,614	11,807
1.40%	5	56	910	632	1,445	9,499	1,993	439
1.45%	76	109	1,696	144	407	2,413	434	3,351
1.50%	-	-	-	-	-	-	-	-
1.55%	1,110	1,152	2,378	2,052	1,939	7,274	7,591	16,691
1.60%	2	520	576	2,119	2,650	3,617	2,689	6,859
1.65%	176	23	292	3,099	111	2,873	1,149	12,851
1.80%	235	407	16,707	2,692	156	1,744	1,301	664
1.85%	1	-	96	616	-	356	-	906
1.90%	192	274	1,016	1,125	674	1,301	739	3,338
1.95%	91	25	118	-	64	293	2,567	2,642
2.00%	12	12	975	10	62	-	233	726
2.05%	-	-	-	-	-	-	-	-
2.10%	-	24	13,208	44	7	550	1,054	626
2.15%	83	79	96	96	522	-	2,149	73
2.20%	-	-	3,732	-	25	72	862	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	7	-	-	510	710	226
2.35%	-	-	-	-	38	-	38	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	808	-
2.50%	-	-	2,043	-	-	-	122	1,358

Totals	$2,764	$4,147	$49,148	$25,704	$15,764	$59,559	$66,740	$91,518

	RVF	ROF	RNF	RPMF	RREF	RRF	RMEK	RTF

0.45%	$8,793	$2,822	$1,428	$512	$277	$3	$139	$542
0.65%	257	145	143	707	24	-	8	208
0.70%	-	-	-	81	135	168	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	123	237	42	12	-	-	24	52
0.90%	-	-	-	7	-	-	-	-
0.95%	-	-	-	508	521	354	-	-
1.00%	-	134	-	115	-	-	-	-
1.05%	-	-	-	-	1	-	-	-
1.10%	-	708	852	-	77	-	464	-
1.15%	20,573	22,872	48,800	16,611	9,229	4,325	10,347	15,412
1.20%	-	2	-	132	-	-	17	23
1.25%	174,603	36,218	6,346	22,272	6,553	2,620	3,201	196,158
1.30%	-	-	-	-	-	-	-	-
1.35%	14,168	27,750	50,806	28,863	14,945	7,723	7,844	15,489
1.40%	5,804	4,294	5,575	20,754	6,008	3,930	366	963
1.45%	533	5,824	355	3,901	1,794	1,749	488	655
1.50%	-	-	-	-	-	-	-	-
1.55%	11,679	50,205	17,550	17,109	11,362	4,458	6,266	6,193
1.60%	7,269	38,237	2,424	9,611	3,935	1,566	7,755	50,941
1.65%	10,260	30,095	5,251	13,039	6,693	1,288	4,378	6,383
1.80%	10,788	17,940	1,036	14,228	2,816	608	6,584	5,673
1.85%	91	5,135	555	816	699	-	1	117
1.90%	3,819	29,869	2,263	5,694	5,350	917	2,615	2,320
1.95%	913	5,226	4,336	2,117	2,167	260	3,022	249
2.00%	1,381	5,864	5,581	3,176	251	-	1,410	518
2.05%	703	21	-	313	-	-	170	40
2.10%	6,493	5,849	13,572	2,954	2,364	56	5,156	2,180
2.15%	2,444	5,759	54	1,940	860	87	637	1,298
2.20%	154	828	1,196	778	53	-	1,349	677
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	80	22	370	-	-	94
2.35%	1,340	408	-	82	30	-	91	264
2.40%	-	-	-	-	-	-	-	-
2.45%	72	290	20	70	-	-	-	1,631
2.50%	441	-	-	583	-	-	745	606

Totals	$282,701	$296,732	$168,265	$167,007	$76,514	$30,112	$63,077	$308,686

	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RTEC

0.45%	$3,752	$2,994	$986	$919	$1,893	$1,762	$93	$1,039
0.65%	781	711	138	210	428	776	18	129
0.70%	-	-	-	-	-	-	-	157
0.80%	-	-	-	-	-	-	-	-
0.85%	38	121	114	-	116	-	20	-
0.90%	-	-	-	-	-	-	-	60
0.95%	92	87	80	80	69	-	29	446
1.00%	11	-	45	-	55	26	-	7
1.05%	76	73	3	2	5	6	-	8
1.10%	-	-	-	-	-	-	-	-
1.15%	19,425	16,205	13,873	10,267	6,149	4,985	1,909	16,845
1.20%	2	-	2	-	2	-	-	284
1.25%	105,933	84,646	33,671	18,399	30,570	27,831	2,168	19,938
1.30%	-	-	-	-	-	-	-	-
1.35%	35,209	20,675	17,939	22,534	21,965	15,336	1,851	23,084
1.40%	13,879	9,108	4,809	3,745	2,473	2,831	422	9,357
1.45%	19,342	15,773	4,836	2,760	5,251	3,826	351	3,638
1.50%	-	-	-	-	-	-	-	-
1.55%	49,883	44,802	22,791	23,260	21,770	16,794	1,925	19,534
1.60%	57,525	132,221	16,484	21,542	11,553	10,735	1,189	15,216
1.65%	50,546	22,485	24,262	9,961	21,143	22,640	2,234	5,893
1.80%	14,948	18,175	11,866	7,083	13,768	8,106	993	17,358
1.85%	2,923	4,171	1,147	1,309	763	1,654	290	1,455
1.90%	24,900	42,063	6,619	41,754	14,308	17,778	495	23,989
1.95%	6,394	3,237	3,293	4,679	3,283	3,372	2,619	2,662
2.00%	5,116	1,924	674	266	1,148	121	541	1,065
2.05%	368	261	30	16	21	26	-	17
2.10%	5,713	5,098	9,198	5,131	5,974	4,753	657	3,507
2.15%	4,439	3,681	377	407	1,233	483	14	7,488
2.20%	66	-	62	166	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	553	857	83	1,852	-	589	41	234
2.35%	206	841	51	123	95	192	-	172
2.40%	-	-	-	-	-	-	-	-
2.45%	604	4,221	544	3,783	334	1,454	-	1,421
2.50%	-	1,550	-	9	-	-	-	-

Totals	$422,724	$435,980	$173,977	$180,257	$164,369	$146,076	$17,859	$175,003

	RTEL	RTRF	RUTL	RVWDL	GVFRB	RHYS	TRHS2	VVGGS

0.45%	$2	$381	$352	$46	$266	$195	$-	$10
0.65%	126	143	284	13	212	-	-	-
0.70%	-	143	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	117	-	-	-	2,317	-
0.90%	37	61	83	-	-	-	-	-
0.95%	-	435	-	-	-	-	-	-
1.00%	-	44	38	-	31	-	20,602	112
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,381	11,578	7,636	3,204	4,918	952	1,200	59
1.20%	-	69	308	-	-	248	13,340	76
1.25%	2,501	9,602	10,904	529	26,314	2,042	-	301
1.30%	-	-	-	-	-	-	21,159	14
1.35%	1,979	16,001	12,280	379	38,754	320	5,814	1,231
1.40%	793	9,129	5,449	138	1,390	53	-	-
1.45%	315	472	1,403	1,261	8,749	193	-	237
1.50%	-	-	-	-	-	-	-	-
1.55%	1,455	4,918	6,207	299	42,860	3,859	345	15
1.60%	1,478	5,776	5,670	128	28,011	3,768	-	652
1.65%	233	2,989	2,618	103	10,450	827	2,136	234
1.80%	658	8,333	2,941	24	16,206	2,029	-	161
1.85%	21	226	1,066	-	5,516	39	-	94
1.90%	156	6,672	6,338	518	14,348	15,241	-	158
1.95%	96	1,445	2,124	96	4,813	233	-	36
2.00%	2	565	977	25	12,563	5	-	4
2.05%	-	-	8	-	-	-	-	-
2.10%	298	1,803	947	-	7,601	162	-	-
2.15%	291	39	314	-	1,482	-	-	4
2.20%	-	123	1,760	-	395	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	456	1,578	-	-	-	-	-
2.35%	-	61	192	-	15	-	-	15
2.40%	26	-	-	-	437	-	-	-
2.45%	159	-	18	402	267	9	-	-
2.50%	-	-	284	-	1	-	-	-

Totals	$13,007	$81,464	$71,896	$7,165	$225,599	$30,175	$66,913	$3,413

	VWHAS	VWHA	WRASP	WRENG	NOVMH2	NLFOSP	NVFIP	NVFMGP

0.45%	$-	$373	$441	$-	$128	$-	$-	$-
0.65%	-	-	76	-	71	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	70	-	-	-	-	-
0.85%	2,710	-	1,948	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	118	-	-	-	-	-
1.00%	13,823	-	6,312	3,401	-	512	337	879
1.05%	1,899	-	-	464	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	1,152	10,221	-	54	-	-	-
1.20%	7,308	-	1,389	2,942	-	-	-	2,263
1.25%	-	8,059	35,291	-	758	330	220	5,334
1.30%	9,191	-	4,743	3,494	-	108	50	179
1.35%	5,990	2,570	21,157	321	75	205	8	44
1.40%	54	356	16,530	-	-	30	-	-
1.45%	-	3,025	14,022	-	753	956	1,106	828
1.50%	-	-	-	-	-	-	-	-
1.55%	343	8,058	27,826	240	1,229	193	41	622
1.60%	-	9,671	32,341	-	1,834	848	163	1,696
1.65%	1,299	9,357	25,830	690	4,551	8,495	2,479	5,045
1.80%	-	6,364	3,145	-	413	9	-	-
1.85%	-	4,462	5,587	-	744	470	87	479
1.90%	-	7,425	12,078	-	3,082	438	22	835
1.95%	-	2,439	2,870	-	407	26	380	541
2.00%	-	245	6,675	-	22	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	2,202	2,312	-	121	296	-	-
2.15%	-	587	3,104	-	134	-	-	-
2.20%	-	-	1,392	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	48	285	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	62	153	-	-	-	-	-
2.50%	-	46	-	-	12	-	-	-

Totals	$42,617	$66,501	$235,916	$11,552	$14,388	$12,916	$4,893	$18,745

	PIVEM2	RVAMR	RVBER	RVCLR

0.45%	$20	$-	$3	$3
0.65%	14	-	-	24
0.70%	-	-	-	-
0.80%	-	-	-	-
0.85%	-	-	-	-
0.90%	-	-	-	-
0.95%	36	-	-	-
1.00%	-	-	-	-
1.05%	-	-	-	-
1.10%	-	-	-	-
1.15%	1,600	467	216	558
1.20%	-	42	-	-
1.25%	914	864	1,054	214
1.30%	-	-	-	-
1.35%	2,687	307	174	237
1.40%	176	216	94	122
1.45%	-	-	272	-
1.50%	-	-	-	-
1.55%	1,080	83	537	364
1.60%	180	132	88	51
1.65%	-	1,281	415	475
1.80%	75	1	12	-
1.85%	-	-	-	30
1.90%	394	93	99	42
1.95%	48	399	20	363
2.00%	-	12	-	-
2.05%	-	-	-	-
2.10%	2	-	28	-
2.15%	-	-	-	113
2.20%	-	-	-	42
2.25%	-	-	-	-
2.30%	-	107	358	-
2.35%	-	-	-	81
2.40%	-	-	-	-
2.45%	-	-	-	-
2.50%	-	-	-	-

Totals	$7,226	$4,004	$3,370	$2,719

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $3,773,037 and $4,727,648, respectively, and total transfers from the Separate Account to the fixed account were $3,825,654 and $4,746,229, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $304,589 and $627,671 to the Separate Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $78,864 and $232,170 to the Separate Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $1,318,822 and $2,817,101 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$2,123,442,737	$-	$-	$2,123,442,737

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	$507,995	$641,341
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	1,644,600	1,752,196
VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)	1,327,800	688,191
VP Income & Growth Fund - Class I (ACVIG)	2,683,048	4,570,493
VP Inflation Protection Fund - Class II (ACVIP2)	8,707,337	7,316,727
VP Ultra(R) Fund - Class I (ACVU1)	371,161	419,657
VP Value Fund - Class I (ACVV)	5,943,446	12,165,814
Global Small Capitalization Fund - Class 4 (AMVGS4)	1,889,483	944,297
Insurance Series(R) - International Fund: Class 4 (AMVI4)	2,662,018	162,418
Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	6,232,614	1,158,455
Insurance Series(R) - New World Fund: Class 4 (AMVNW4)	2,622,549	334,307
Insurance Series(R) - Capital Income Builder(R) - Class 4 (AMVCB4)	4,095,742	946,366
BlackRock High Yield V.I. Fund - Class III (BRVHY3)	12,869,738	10,046,217
BlackRock Total Return V.I. Fund - Class III (BRVTR3)	1,919,580	364,203
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)	5,364,608	1,754,246
Global Allocation V.I. Fund - Class III (MLVGA3)	4,820,781	5,644,691
VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)	431,763	194,877
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)	548,059	12,748
Variable Portfolio - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)	1,492,525	56,443
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)	417,228	337,081
VIP Small Cap Value Series: Service Class (DWVSVS)	1,898,058	432,581
Mid Cap Stock Portfolio - Service Shares (DVMCSS)	2,813,498	1,754,962
Floating-Rate Income Fund (ETVFR)	12,301,259	9,536,836
Quality Bond Fund II - Primary Shares (FQB)	174	84
Contrafund(R)Portfolio - Service Class 2 (FC2)	1,112,343	1,614,240
VIP Asset Manager Portfolio - Service Class 2 (FAM2)	73,727	108,024
VIP Balanced Portfolio - Service Class 2 (FB2)	7,300,516	1,669,963
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	8,492,364	12,375,862
VIP Growth & Income Portfolio - Service Class 2 (FGI2)	6,579,014	3,587,117
VIP Growth Portfolio - Service Class 2 (FG2)	44,160,224	31,366,122
VIP High Income Portfolio - Service Class 2 (FHI2)	2,060,344	5,915,875
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)	5,916,088	3,444,867
VIP Real Estate Portfolio: Service Class 2 (FRESS2)	1,935,782	465,440
VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)	16,568,243	14,368,270
Franklin Income Securities Fund - Class 2 (FTVIS2)	6,247,160	2,983,328
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	4,286,379	2,023,812
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	9,361,575	3,837,891
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	1,358,122	926,972
VI Balanced-Risk Allocation Fund - Series II Shares (IVBRA2)	1,333,548	1,717,885
VI International Growth Fund - Series II Shares (AVIE2)	393,080	54,193
V.I. Equally-Weighted S&P 500 Fund - Series II Shares (IVEW52)	3,082,366	509,857
Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)	265,861	44,113
Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)	162,800	22,853
Balanced Portfolio: Service Shares (JABS)	2,715,447	199,641
Enterprise Portfolio: Service Shares (JAMGS)	2,578,606	291,231
Flexible Bond Portfolio: Service Shares (JAFBS)	1,410,161	624,894
Global Technology Portfolio: Service Shares (JAGTS)	2,467,711	278,574
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	5,434,998	1,923,016
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)	8,306,251	7,390,405
ClearBridge Variable Aggressive Growth Portfolio - Class II (LPVCA2)	2,423,012	41,322
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)	76,339	104,233
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)	522,329	77,682
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	2,985,168	1,635,870
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)	3,291,844	1,649,077
MainStay VP Convertible Portfolio: Service 2 Class (MNCPS2)	1,509,037	191,455
MFS Mid Cap Value Portfolio - Service Class (MV3MVS)	1,262,488	149,550
VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)	565,134	357,776
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)	270,919	633,627
Utilities Series - Service Class (MVUSC)	750,698	234,465
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	3,805,779	971,203
The Merger Fund VL (MGRFV)	1,030,479	643,778
UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)	3,229,393	1,305,980
Emerging Markets Debt Portfolio - Class II (MSEMB)	4,221,210	1,427,937
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II (MSVGT2)	449,667	403,265
Global Real Estate Portfolio - Class II (VKVGR2)	3,997,833	2,079,677
NVIT Bond Index Fund Class I (NVBX)	14,130,913	6,821,353
NVIT International Index Fund Class I (NVIX)	19,248,244	2,997,198
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)	1,045,569	47,033
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)	1,486,098	817,463
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	1,580,409	281,982
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	23,895,379	5,908,000
American Funds NVIT Bond Fund - Class II (GVABD2)	2,922,005	1,499,738
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	6,482,368	901,526
American Funds NVIT Growth Fund - Class II (GVAGR2)	9,952,702	1,486,208
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	8,165,408	779,285
Federated NVIT High Income Bond Fund - Class I (HIBF)	5,666,509	5,100,561
NVIT Emerging Markets Fund - Class I (GEM)	6,833,775	3,572,339
NVIT Emerging Markets Fund - Class II (GEM2)	1,351,021	50,591
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	849,700	22,868
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	3,123,677	626,756
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	575,016	23,185
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	2,553,434	2,132,677
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	2,433,569	3,412,679
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	2,231,605	1,844,585
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	2,820,830	3,722,346
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	5,078,086	13,042,852
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	6,108,758	7,297,837
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	1,755,909	813,039
NVIT Core Bond Fund - Class II (NVCBD2)	838,780	186,416
NVIT Core Plus Bond Fund - Class II (NVLCP2)	3,434,547	7,199,273
NVIT Nationwide Fund - Class I (TRF)	9,273,588	7,953,998
NVIT Nationwide Fund - Class II (TRF2)	226,123	395,652
NVIT Government Bond Fund - Class I (GBF)	8,844,458	12,422,901
NVIT Government Bond Fund - Class II (GBF2)	838,473	395,947
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	2,423,141	920,856
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,886,373	546,730
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	5,219,674	500,542
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	4,975,508	3,882,063
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	24,415,991	6,911,518
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	7,254,763	2,531,726
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	8,274,813	3,892,429
NVIT Mid Cap Index Fund - Class I (MCIF)	19,786,692	6,637,199
NVIT Money Market Fund - Class I (SAM)	250	805
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	2,275,307	1,828,193
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	1,796,332	1,960,664
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	3,408,902	4,714,647
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	3,581,721	6,520,525
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	5,037	9,851
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	7,994,699	5,609,165
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	6,431,670	8,052,173
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	8,654,904	6,739,567
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	639,923	134,724
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	1,791,130	3,517,225
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	941,716	271,606
NVIT Multi-Manager Small Company Fund - Class I (SCF)	2,168,003	1,747,816
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	1,055,416	40,262
NVIT Multi-Sector Bond Fund - Class I (MSBF)	10,504,071	6,242,091
NVIT Short Term Bond Fund - Class II (NVSTB2)	6,886,107	8,205,951
NVIT Large Cap Growth Fund - Class II (NVOLG2)	3,325,711	1,255,533
Templeton NVIT International Value Fund - Class III (NVTIV3)	387,786	40,528
Invesco NVIT Comstock Value Fund - Class II (EIF2)	866,692	29,030
NVIT Real Estate Fund - Class II (NVRE2)	2,660,671	2,405,652
NVIT Money Market Fund - Class II (NVMM2)	489,005,449	479,227,021
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	1,446,824	1,599,025
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)	1,745,214	777,451
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	309,583	103,663
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)	587,512	339,314
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)	514,147	1,455,492
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)	421,036	133,688
NVIT Small Cap Index Fund - Class II (NVSIX2)	19,008,703	6,245,380
NVIT S&P 500 Index Fund - Class I (GVEX1)	60,903,848	16,867,671
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)	636,460	265,598
Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)	455,701	96,734
7Twelve Balanced Portfolio (NO7TB)	100,671	179,782
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)	288,993	2,079,168
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)	10,636,707	11,498,081
International Growth Fund/VA - Service Shares (OVIGS)	676,933	55,074
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	7,879,589	4,186,400
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	2,325,195	938,638
PIMCO Income Portfolio: Advisor Class (PMVIV)	3,439,708	251,222
All Asset Portfolio - Advisor Class (PMVAAD)	3,037,731	3,290,408
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	1,748,199	984,211
Low Duration Portfolio - Advisor Class (PMVLAD)	3,658,440	7,926,225
Total Return Portfolio - Advisor Class (PMVTRD)	18,626,766	16,382,809
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)	1,249,464	937,354
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	2,640,448	2,038,466
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)	4,707,906	5,307,996
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	34,333,441	44,761,946
Variable Insurance Trust - Unconstrained Bond Portfolio - Advisor Class (PMUBA)	3,827,180	3,616,943
Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)	2,328,431	482,731
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Advisor Class (PMVFHV)	2,067,154	30,491
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	124,192	61,516
VIT - Goldman Sachs High Quality Floating Rate Fund - Advisor Shares (GVHQFA)	6,902,807	3,933,166
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)	355,116	191,310
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)	16,965	28,963
VP UltraShort NASDAQ-100 (PROUSN)	6,373,958	6,332,639
VP Access High Yield Fund (PROAHY)	43,945,468	67,766,661
VP Asia 30 (PROA30)	13,722,113	13,447,489
VP Banks (PROBNK)	11,640,834	12,408,857
VP Basic Materials (PROBM)	25,559,899	19,453,603
VP Bear (PROBR)	10,971,311	11,222,003
VP Biotechnology (PROBIO)	10,891,761	10,919,845
VP Bull (PROBL)	88,869,975	92,656,386
VP Consumer Goods (PROCG)	11,400,400	12,672,984
VP Consumer Services (PROCS)	13,226,607	11,212,940
VP Emerging Markets (PROEM)	19,962,759	16,530,879
VP Europe 30 (PROE30)	7,415,622	6,592,262
VP Financials (PROFIN)	15,158,367	17,129,246
VP Health Care (PROHC)	16,810,162	15,601,929
VP Industrials (PROIND)	24,623,874	23,661,134
VP International (PROINT)	10,525,384	7,242,270
VP Internet (PRONET)	3,974,545	3,725,740
VP Japan (PROJP)	2,386,892	2,389,082
VP NASDAQ-100 (PRON)	52,214,166	54,729,333
VP Oil & Gas (PROOG)	5,940,725	7,603,057
VP Pharmaceuticals (PROPHR)	2,748,813	3,399,603
VP Precious Metals (PROPM)	8,753,245	8,903,669
VP Real Estate (PRORE)	10,154,033	10,448,814
VP Rising Rates Opportunity (PRORRO)	12,112,559	14,693,246
VP Semiconductor (PROSCN)	8,543,866	7,351,343
VP Short Emerging Markets (PROSEM)	4,049,328	3,967,864
VP Short International (PROSIN)	1,029,155	1,389,071
VP Short NASDAQ-100 (PROSN)	4,251,933	4,733,195
VP Technology (PROTEC)	20,947,924	14,916,116
VP Telecommunications (PROTEL)	6,702,285	6,770,368
VP U.S. Government Plus (PROGVP)	20,240,765	20,606,357
VP UltraNASDAQ-100 (PROUN)	64,406,545	67,036,392
VP Utilities (PROUTL)	14,797,869	15,217,446
VT Equity Income Fund: Class IB (PVEIB)	1,711,683	135,773
Global Managed Futures Strategy (RVMFU)	1,144,963	2,020,648
Variable Fund - Long Short Equity Fund (RSRF)	816,095	1,859,375
Variable Trust - Banking Fund (RBKF)	7,905,307	10,182,513
Variable Trust - Basic Materials Fund (RBMF)	6,644,992	7,663,215
Variable Trust - Biotechnology Fund (RBF)	16,420,581	16,535,159
Variable Trust - Commodities Strategy Fund (RVCMD)	3,327,093	3,872,862
Variable Trust - Consumer Products Fund (RCPF)	8,417,806	10,935,648
Variable Trust - Dow 2x Strategy Fund (RVLDD)	71,386,109	75,800,153
Variable Trust - Electronics Fund (RELF)	15,475,096	15,315,865
Variable Trust - Energy Fund (RENF)	17,836,645	23,127,093
Variable Trust - Energy Services Fund (RESF)	25,602,602	27,506,518
Variable Trust - Europe 1.25x Strategy Fund (RLCE)	6,180,908	4,862,469
Variable Trust - Financial Services Fund (RFSF)	10,662,146	13,703,741
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)	40,261,268	41,965,879
Variable Trust - Health Care Fund (RHCF)	16,609,878	16,978,492
Variable Trust - Internet Fund (RINF)	15,249,910	16,562,509
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	70,806,356	66,968,285
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)	16,126,727	16,050,609
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)	2,110,367	2,142,269
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)	2,938,202	3,132,070
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)	32,997,103	42,361,157
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)	14,490,283	14,582,456
Variable Trust - Japan 2x Strategy Fund (RLCJ)	4,219,267	4,202,827
Variable Trust - Leisure Fund (RLF)	6,006,027	7,362,642
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)	7,159,698	17,900,898
Variable Fund - Multi-Hedge Strategies (RVARS)	487,709	2,037,286
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)	42,435,741	32,404,762
Variable Trust - NASDAQ-100(R) Fund (ROF)	41,712,916	41,051,497
Variable Trust - Nova Fund (RNF)	67,726,593	74,027,108
Variable Trust - Precious Metals Fund (RPMF)	29,009,886	29,148,050
Variable Trust - Real Estate Fund (RREF)	10,067,531	10,635,226
Variable Trust - Retailing Fund (RRF)	7,024,587	6,895,048
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)	24,812,375	24,935,847
Variable Trust - S&P 500 2x Strategy Fund (RTF)	36,724,372	36,004,461
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)	59,309,657	58,494,422
Variable Trust - S&P 500 Pure Value Fund (RVLCV)	16,948,922	21,221,306
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)	19,452,839	22,960,161
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)	6,740,188	15,785,404
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)	19,315,761	17,775,706
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)	13,149,719	18,148,231
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)	2,315,810	3,304,547
Variable Trust - Technology Fund (RTEC)	16,729,452	17,235,222
Variable Trust - Telecommunications Fund (RTEL)	6,051,657	6,480,273
Variable Trust - Transportation Fund (RTRF)	14,599,643	15,594,638
Variable Trust - Utilities Fund (RUTL)	10,567,857	11,911,621
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)	3,940,327	3,930,028
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)	11,240,694	20,103,694
Rydex Variable Trust - High Yield Strategy Fund (RHYS)	1,213,840	1,523,279
Health Sciences Portfolio - II (TRHS2)	3,566,757	635,782
VanEck VIP Global Gold Fund: Service Class (VVGGS)	1,407,823	903,225
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	2,931,650	684,127
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	1,759,482	2,903,625
Variable Insurance Portfolios - Asset Strategy (WRASP)	2,478,917	5,031,056
Variable Insurance Portfolios - Energy (WRENG)	774,636	434,315
Mariner Hyman Beck Portfolio: Class 2 (obsolete) (NOVMH2)	463,505	5,771,937
Lazard NVIT Flexible Opportunistic Strategies Fund P (obsolete) (NLFOSP)	238,646	3,235,782
NVIT Flexible Fixed Income Fund Class P (obsolete) (NVFIP)	80,587	1,399,116
NVIT Flexible Moderate Growth Fund Class P (obsolete) (NVFMGP)	181,385	5,316,461
Pioneer Emerging Markets VCT Portfolio - Class II (obsolete) (PIVEM2)	481,000	1,049,871
Guggenheim Variable Fund - CLS Global Diversified Equity Fund (obsolete) (RVAMR)	33,892	2,089,956
Guggenheim Variable Fund - CLS Global Growth Fund (obsolete) (RVBER)	174,025	1,664,193
Guggenheim Variable Fund - CLS Growth and Income Fund (obsolete) (RVCLR)	96,384	2,483,060

	$2,710,032,591	$2,545,739,140

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2017	0.65%	to	1.95%	68,932	$15.15	to	$13.88	$991,289	1.30%	14.87%	to	13.37%
2016	0.65%	to	2.15%	78,745	13.19	to	12.10	996,951	1.67%	3.77%	to	2.20%
2015	0.45%	to	2.30%	128,797	12.83	to	11.76	1,580,842	1.83%	0.84%	to	-1.04%
2014	0.45%	to	2.15%	153,152	12.73	to	11.95	1,884,398	1.93%	6.63%	to	4.81%
2013	0.45%	to	2.15%	107,843	11.93	to	11.40	1,257,501	2.48%	15.75%	to	13.77%
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2017	0.45%	to	2.15%	345,432	9.89	to	9.21	3,279,599	1.84%	-1.28%	to	-2.97%
2016	0.45%	to	2.35%	358,668	10.02	to	9.43	3,477,234	2.45%	40.16%	to	37.50%
2015	0.45%	to	2.20%	274,435	7.15	to	6.88	1,917,607	0.54%	-38.20%	to	-39.29%
2014	0.45%	to	2.20%	475,016	11.57	to	11.33	5,434,050	0.26%	11.41%	to	9.45%
2013	1.25%	to	1.55%	15,416			10.37	159,842	0.00%			3.65%	****
VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)
2017	0.45%	to	2.45%	165,617	13.49	to	12.66	2,167,984	2.94%	24.40%	to	21.91%
2016	0.45%	to	2.45%	117,739	10.84	to	10.38	1,248,775	0.81%	7.49%	to	5.33%
2015	0.45%	to	2.15%	104,224	10.09	to	9.89	1,038,760	0.10%	-1.76%	to	-3.44%
VP Income & Growth Fund - Class I (ACVIG)
2017	0.45%	to	2.50%	870,056	12.61	to	11.93	10,656,962	2.29%	19.94%	to	17.48%
2016	0.45%	to	2.50%	1,076,663	10.51	to	10.15	11,112,424	2.37%	12.97%	to	10.66%
2015	0.45%	to	2.50%	1,022,727	9.30	to	9.17	9,445,328	1.68%	-6.97%	to	-8.26%	****
VP Inflation Protection Fund - Class II (ACVIP2)
2017	0.45%	to	2.50%	1,186,025	11.16	to	9.72	12,407,961	2.60%	3.21%	to	1.09%
2016	0.45%	to	2.50%	1,071,068	10.81	to	9.61	10,911,902	1.87%	3.92%	to	1.78%
2015	0.45%	to	2.50%	1,010,449	10.41	to	9.44	9,983,448	1.92%	-2.91%	to	-4.91%
2014	0.45%	to	2.50%	1,010,075	10.72	to	9.93	10,389,097	1.45%	2.83%	to	0.72%
2013	0.45%	to	2.50%	642,753	10.42	to	9.86	6,514,580	1.62%	-8.89%	to	-10.77%
VP Ultra(R) Fund - Class I (ACVU1)
2017	1.15%	to	1.60%	87,915	13.46	to	13.30	1,181,385	0.38%	30.71%	to	30.12%
2016	1.15%	to	1.60%	94,836	10.30	to	10.22	975,870	0.31%	3.25%	to	2.78%
2015	1.15%	to	1.60%	112,066	9.97	to	9.94	1,117,319	0.00%	-0.25%	to	-0.56%	****
VP Value Fund - Class I (ACVV)
2017	0.45%	to	2.50%	1,589,424	12.25	to	11.59	18,927,420	1.59%	8.26%	to	6.04%
2016	0.45%	to	2.50%	2,147,337	11.31	to	10.93	23,859,220	1.79%	19.94%	to	17.48%
2015	0.45%	to	2.50%	1,652,567	9.43	to	9.30	15,492,064	1.57%	-5.69%	to	-6.99%	****
Global Small Capitalization Fund - Class 4 (AMVGS4)
2017	0.45%	to	2.45%	353,136	14.79	to	13.45	5,000,982	0.40%	25.06%	to	22.56%
2016	0.45%	to	2.50%	275,505	11.82	to	10.96	3,140,585	0.11%	1.39%	to	-0.69%
2015	0.45%	to	2.45%	255,289	11.66	to	11.05	2,897,476	0.00%	-0.47%	to	-2.47%
2014	0.45%	to	2.45%	147,152	11.72	to	11.33	1,692,177	0.07%	1.42%	to	-0.61%
2013	0.45%	to	2.45%	97,190	11.55	to	11.40	1,115,290	0.18%	15.53%	to	13.97%	****
Insurance Series(R) - International Fund: Class 4 (AMVI4)
2017	0.85%	to	1.65%	354,380	11.97	to	11.73	4,207,780	1.76%	30.78%	to	29.73%
2016	0.85%	to	1.65%	127,026	9.15	to	9.04	1,157,757	2.05%	2.34%	to	1.52%
2015	1.00%	to	1.55%	25,800	8.93	to	8.91	230,426	1.45%	-10.66%	to	-10.89%	****
Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2017	0.85%	to	1.65%	951,787	13.06	to	12.80	12,347,413	2.26%	15.71%	to	14.78%
2016	0.85%	to	1.65%	559,287	11.28	to	11.15	6,285,503	3.09%	17.49%	to	16.55%
2015	1.00%	to	1.65%	105,055	9.60	to	9.57	1,007,580	2.61%	-4.02%	to	-4.32%	****
Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2017	0.85%	to	1.65%	331,584	12.38	to	12.14	4,078,377	1.08%	27.97%	to	26.94%
2016	0.85%	to	1.65%	128,536	9.68	to	9.56	1,238,822	1.11%	4.15%	to	3.31%
2015	1.00%	to	1.65%	19,342	9.28	to	9.26	179,408	0.41%	-7.15%	to	-7.44%	****
Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2017	0.45%	to	2.40%	1,066,106	11.16	to	10.49	11,572,472	2.61%	12.14%	to	9.95%
2016	0.45%	to	2.50%	774,341	9.95	to	9.52	7,548,638	3.17%	3.32%	to	1.20%
2015	0.45%	to	2.15%	381,441	9.63	to	9.45	3,629,367	2.89%	-2.23%	to	-3.90%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock High Yield V.I. Fund -Class III (BRVHY3)
2017	0.85%	to	1.65%	835,402	$11.11	to	$10.88	$9,214,718	4.82%	6.17%	to	5.32%
2016	1.00%	to	1.65%	608,034	10.44	to	10.33	6,337,471	5.14%	11.69%	to	10.96%
2015	1.00%	to	1.35%	42,539	9.34	to	9.33	397,214	1.72%	-6.56%	to	-6.73%	****
BlackRock Total Return V.I. Fund -Class III (BRVTR3)
2017	0.45%	to	2.10%	210,802	10.21	to	9.93	2,120,898	2.19%	2.74%	to	1.04%
2016	0.45%	to	1.80%	57,049	9.93	to	9.85	563,358	0.93%	-0.66%	to	-1.55%	****
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
2017	0.45%	to	2.45%	520,013	12.99	to	12.56	6,657,428	1.72%	15.97%	to	13.65%
2016	0.45%	to	2.45%	235,495	11.20	to	11.05	2,621,653	1.38%	12.01%	to	10.52%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2017	0.45%	to	2.45%	2,218,348	14.94	to	12.79	30,721,011	1.29%	13.20%	to	10.93%
2016	0.45%	to	2.45%	2,311,445	13.20	to	11.53	28,513,844	1.19%	3.34%	to	1.27%
2015	0.45%	to	2.35%	2,548,870	12.78	to	11.46	30,683,389	1.08%	-1.45%	to	-3.33%
2014	0.45%	to	2.45%	2,368,131	12.96	to	11.79	29,246,367	2.43%	1.47%	to	-0.57%
2013	0.45%	to	2.45%	2,020,857	12.78	to	11.86	24,936,791	1.21%	13.90%	to	11.61%
VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)
2017	0.45%	to	2.10%	84,130	11.48	to	10.89	941,443	1.96%	14.21%	to	12.32%
2016	0.45%	to	1.95%	62,139	10.05	to	9.73	612,405	2.06%	5.68%	to	4.10%
2015	0.45%	to	1.95%	53,940	9.51	to	9.35	508,135	3.96%	-4.42%	to	-5.86%
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2017	0.85%	to	1.95%	51,790	10.24	to	10.16	529,033	3.26%	2.38%	to	1.63%	****
Variable Portfolio - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)
2017	0.45%	to	1.85%	145,404	10.17	to	10.08	1,471,759	0.07%	1.73%	to	0.78%	****
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
2017	0.45%	to	2.10%	132,501	6.26	to	5.51	777,238	7.97%	1.06%	to	-0.61%
2016	0.45%	to	2.10%	125,124	6.19	to	5.54	732,990	0.00%	11.52%	to	9.67%
2015	0.45%	to	2.15%	86,189	5.55	to	5.04	455,552	0.00%	-25.43%	to	-26.71%
2014	0.45%	to	2.15%	72,108	7.45	to	6.87	513,524	0.00%	-17.38%	to	-18.80%
2013	0.45%	to	2.10%	77,903	9.02	to	8.48	678,614	0.00%	-10.67%	to	-12.16%
VIP Small Cap Value Series: Service Class (DWVSVS)
2017	0.85%	to	1.65%	209,290	13.18	to	12.92	2,737,070	0.61%	10.81%	to	9.92%
2016	0.85%	to	1.65%	92,656	11.90	to	11.76	1,096,723	0.45%	29.97%	to	28.93%
2015	1.00%	to	1.65%	25,034	9.15	to	9.12	228,790	0.00%	-8.53%	to	-8.81%	****
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
2017	0.45%	to	2.50%	558,036	13.96	to	12.94	7,555,041	0.71%	14.52%	to	12.17%
2016	0.45%	to	2.50%	476,403	12.19	to	11.53	5,653,750	0.65%	14.68%	to	12.33%
2015	0.45%	to	2.50%	249,038	10.63	to	10.27	2,598,864	0.32%	-2.95%	to	-4.95%
2014	1.15%	to	2.50%	107,020	10.90	to	10.80	1,163,467	0.00%	9.01%	to	8.01%	****
Floating-Rate Income Fund (ETVFR)
2017	0.45%	to	2.50%	1,064,001	10.76	to	10.18	11,165,012	3.27%	2.98%	to	0.86%
2016	0.45%	to	2.50%	816,617	10.45	to	10.10	8,406,005	3.39%	8.46%	to	6.23%
2015	0.45%	to	2.45%	214,276	9.64	to	9.51	2,051,353	1.94%	-3.63%	to	-4.94%	****
Quality Bond Fund II - Primary Shares (FQB)
2017			1.30%	300			18.04	5,413	3.23%			2.69%
2016			1.30%	300			17.57	5,271	3.54%			2.48%
2015			1.30%	300			17.15	5,144	3.75%			-1.54%
2014			1.30%	301			17.41	5,241	3.71%			2.44%
2013			1.30%	301			17.00	5,116	4.17%			-0.28%
Contrafund(R)Portfolio - Service Class 2 (FC2)
2017	0.95%	to	1.60%	525,400	13.90	to	12.26	6,488,907	0.76%	19.98%	to	19.65%
2016	0.95%	to	1.60%	595,707	11.59	to	10.25	6,132,562	0.58%	6.22%	to	6.01%
2015	0.95%	to	1.60%	704,451	10.91	to	9.67	6,822,487	0.77%	-3.19%	to	-3.34%	****
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
2017	0.45%	to	2.00%	38,626	14.22	to	12.81	517,922	1.58%	13.23%	to	11.47%
2016	0.45%	to	2.00%	46,733	12.56	to	11.49	555,189	0.74%	2.38%	to	0.79%
2015	0.45%	to	2.45%	129,762	12.27	to	11.16	1,512,698	1.31%	-0.51%	to	-2.51%
2014	0.45%	to	2.45%	155,125	12.33	to	11.45	1,844,933	1.27%	5.06%	to	2.95%
2013	0.45%	to	2.45%	167,158	11.74	to	11.12	1,912,478	1.54%	14.82%	to	12.51%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Balanced Portfolio - Service Class 2 (FB2)
2017	0.45%	to	2.20%	895,955	$12.13	to	$11.78	$10,533,134	1.61%	15.59%	to	13.57%
2016	1.00%	to	2.20%	405,804	10.26	to	10.37	4,158,481	2.50%	5.91%	to	3.72%	****
2015	1.00%	to	1.35%	23,700	9.69	to	9.67	229,553	2.14%	-3.11%	to	-3.27%	****
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2017	0.45%	to	2.50%	943,635	12.26	to	11.60	11,262,432	1.30%	12.14%	to	9.84%
2016	0.45%	to	2.50%	1,313,407	10.94	to	10.56	14,113,445	2.21%	17.18%	to	14.78%
2015	0.45%	to	2.50%	1,281,852	9.33	to	9.20	11,889,520	2.78%	-6.68%	to	-7.97%	****
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
2017	0.45%	to	2.15%	545,942	13.15	to	12.78	7,075,353	1.26%	16.09%	to	14.11%
2016	0.45%	to	2.15%	300,528	11.33	to	11.20	3,382,186	3.99%	13.26%	to	11.98%	****
VIP Growth Portfolio - Service Class 2 (FG2)
2017	0.45%	to	2.50%	4,287,653	13.88	to	13.13	57,890,751	0.08%	34.21%	to	31.46%
2016	0.45%	to	2.50%	3,666,543	10.34	to	9.99	37,249,353	0.00%	0.10%	to	-1.96%
2015	0.45%	to	2.50%	4,519,108	10.33	to	10.19	46,393,370	0.06%	3.29%	to	1.86%	****
VIP High Income Portfolio - Service Class 2 (FHI2)
2017	0.45%	to	2.50%	502,854	11.09	to	10.49	5,454,513	3.64%	6.43%	to	4.25%
2016	0.45%	to	2.50%	877,393	10.42	to	10.06	9,055,287	7.79%	13.66%	to	11.32%
2015	0.45%	to	2.50%	437,803	9.17	to	9.04	3,984,150	5.70%	-8.34%	to	-9.61%	****
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2017	0.45%	to	1.90%	452,149	10.39	to	10.14	4,637,941	2.69%	3.53%	to	2.02%
2016	0.45%	to	1.90%	215,943	10.03	to	9.94	2,154,165	0.60%	0.32%	to	-0.65%	****
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2017	0.85%	to	1.85%	272,613	11.23	to	10.16	3,034,761	1.75%	2.89%	to	1.62%	****
2016	0.85%	to	1.65%	148,880	10.91	to	10.78	1,617,819	2.02%	4.57%	to	3.73%
2015	1.00%	to	1.65%	29,685	10.43	to	10.40	309,371	3.27%	4.28%	to	3.96%	****
VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)
2017	0.45%	to	2.35%	1,071,626	11.12	to	10.47	11,559,537	3.76%	7.06%	to	5.03%
2016	0.45%	to	2.20%	887,744	10.39	to	10.00	9,039,903	6.25%	7.53%	to	5.65%
2015	0.45%	to	2.00%	225,260	9.66	to	9.49	2,151,273	4.66%	-2.38%	to	-3.90%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2017	0.45%	to	2.50%	1,547,679	12.67	to	11.50	18,677,157	4.36%	9.18%	to	6.94%
2016	0.45%	to	2.50%	1,307,754	11.61	to	10.76	14,570,222	4.84%	13.51%	to	11.18%
2015	0.45%	to	2.50%	1,181,994	10.23	to	9.67	11,714,749	4.62%	-7.47%	to	-9.38%
2014	0.45%	to	2.50%	1,200,924	11.05	to	10.68	13,052,206	5.42%	4.15%	to	2.00%
2013	0.45%	to	2.50%	248,403	10.61	to	10.47	2,616,861	0.71%	6.13%	to	4.67%	****
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2017	0.45%	to	2.40%	634,363	14.01	to	12.77	8,479,159	1.81%	8.11%	to	6.00%
2016	0.45%	to	2.15%	496,721	12.95	to	12.16	6,200,340	1.68%	11.67%	to	9.77%
2015	0.45%	to	2.20%	473,617	11.60	to	11.06	5,339,249	3.02%	-4.08%	to	-5.77%
2014	0.45%	to	2.45%	336,122	12.09	to	11.69	3,991,939	2.36%	5.23%	to	3.12%
2013	0.45%	to	2.45%	390,390	11.49	to	11.34	4,461,802	0.63%	14.93%	to	13.38%	****
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2017	0.45%	to	2.20%	1,476,886	9.84	to	9.38	14,231,210	0.00%	1.47%	to	-0.31%
2016	0.45%	to	2.15%	901,438	9.70	to	9.42	8,621,570	0.00%	2.48%	to	0.73%
2015	0.45%	to	2.15%	342,398	9.46	to	9.35	3,218,445	1.18%	-5.38%	to	-6.47%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2017	0.45%	to	2.20%	264,369	17.45	to	15.23	4,339,503	2.75%	11.48%	to	9.52%
2016	0.45%	to	2.20%	252,098	15.65	to	13.91	3,737,817	3.80%	12.67%	to	10.70%
2015	0.45%	to	2.20%	294,082	13.89	to	12.56	3,890,937	2.89%	-6.63%	to	-8.28%
2014	0.45%	to	2.45%	435,151	14.88	to	13.53	6,223,331	2.81%	2.39%	to	0.33%
2013	0.45%	to	2.45%	444,351	14.53	to	13.49	6,273,995	9.76%	23.21%	to	20.74%
VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)
2017	0.45%	to	2.45%	388,060	12.18	to	11.20	4,545,579	3.69%	9.34%	to	7.15%
2016	0.45%	to	2.50%	455,236	11.14	to	10.44	4,916,721	0.23%	11.01%	to	8.74%
2015	0.45%	to	2.45%	272,309	10.03	to	9.61	2,669,933	4.05%	-4.83%	to	-6.74%
2014	1.15%	to	2.40%	177,984	10.46	to	10.31	1,852,143	0.00%	4.49%	to	3.17%
2013	1.15%	to	1.95%	9,981	10.01	to	10.00	99,864	0.00%	0.09%	to	-0.02%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VI International Growth Fund - Series II Shares (AVIE2)
2017	0.85%	to	1.55%	62,932	$11.13	to	$10.94	$697,477	1.51%	21.69%	to	20.83%
2016	0.85%	to	1.30%	30,497	9.15	to	9.09	278,068	1.20%	-1.54%	to	-1.98%
2015	1.00%	to	1.30%	8,736	9.28	to	9.27	81,042	0.00%	-7.17%	to	-7.30%	****
V.I. Equally-Weighted S&P 500 Fund - Series II Shares (IVEW52)
2017	0.85%	to	1.65%	587,646	12.59	to	12.34	7,343,553	0.81%	17.33%	to	16.38%
2016	0.85%	to	1.65%	373,806	10.73	to	10.61	3,991,196	0.50%	12.98%	to	12.07%
2015	1.00%	to	1.65%	65,660	9.49	to	9.46	622,614	0.65%	-5.07%	to	-5.37%	****
Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
2017	0.85%	to	1.65%	91,508	11.56	to	11.33	1,048,851	1.31%	15.86%	to	14.92%
2016	0.85%	to	1.55%	74,694	9.97	to	9.87	741,880	5.50%	4.94%	to	4.20%
2015	1.35%	to	1.55%	8,101	9.48	to	9.47	76,802	1.48%	-5.18%	to	-5.27%	****
Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
2017	1.00%	to	1.35%	47,073	11.24	to	11.15	525,849	4.13%	10.59%	to	10.20%
2016	1.00%	to	1.35%	35,656	10.17	to	10.11	361,120	9.41%	5.14%	to	4.77%
2015			1.00%	1,055			9.67	10,201	0.00%			-3.31%	****
Balanced Portfolio: Service Shares (JABS)
2017	0.85%	to	1.65%	426,456	11.95	to	11.71	5,055,302	1.54%	17.13%	to	16.19%
2016	1.00%	to	1.65%	200,293	10.18	to	10.08	2,032,372	2.42%	3.28%	to	2.61%
2015	1.00%	to	1.55%	9,305	9.86	to	9.83	91,645	0.59%	-1.44%	to	-1.70%	****
Enterprise Portfolio: Service Shares (JAMGS)
2017	0.85%	to	1.65%	386,442	13.57	to	13.30	5,205,967	0.55%	26.01%	to	25.00%
2016	0.85%	to	1.65%	218,334	10.77	to	10.64	2,341,082	0.74%	11.15%	to	10.26%
2015	1.00%	to	1.65%	80,168	9.68	to	9.65	775,544	0.31%	-3.20%	to	-3.49%	****
Flexible Bond Portfolio: Service Shares (JAFBS)
2017	0.85%	to	1.65%	379,665	10.34	to	10.14	3,893,991	2.66%	2.48%	to	1.65%
2016	0.85%	to	1.65%	308,197	10.09	to	9.97	3,094,461	2.90%	1.36%	to	0.54%
2015	1.00%	to	1.65%	68,097	9.95	to	9.92	676,857	1.05%	-0.52%	to	-0.83%	****
Global Technology Portfolio: Service Shares (JAGTS)
2017	0.85%	to	1.65%	274,974	16.32	to	16.00	4,453,103	0.43%	43.69%	to	42.53%
2016	0.85%	to	1.65%	131,313	11.36	to	11.23	1,484,828	0.08%	12.89%	to	11.98%
2015	1.00%	to	1.65%	26,006	10.06	to	10.03	261,332	0.00%	0.57%	to	0.26%	****
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2017	0.45%	to	2.50%	1,365,738	11.44	to	10.39	14,984,496	1.94%	27.25%	to	24.64%
2016	0.45%	to	2.50%	1,022,688	8.99	to	8.33	8,883,121	1.34%	20.24%	to	17.77%
2015	0.45%	to	2.35%	511,206	7.48	to	7.10	3,720,343	1.44%	-20.42%	to	-21.94%
2014	0.45%	to	2.35%	420,710	9.40	to	9.10	3,890,330	3.06%	-5.07%	to	-6.88%
2013	0.45%	to	2.15%	155,773	9.90	to	9.79	1,534,818	2.03%	-1.01%	to	-2.14%	****
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
2017	0.45%	to	2.35%	444,473	11.45	to	10.47	4,873,284	3.41%	7.94%	to	5.89%
2016	0.45%	to	2.35%	363,716	10.61	to	9.88	3,722,218	6.68%	14.84%	to	12.65%
2015	0.45%	to	2.35%	255,323	9.24	to	8.77	2,289,976	6.52%	-6.50%	to	-8.29%
2014	0.45%	to	2.20%	189,589	9.88	to	9.59	1,836,652	1.34%	-1.95%	to	-3.68%
2013	0.45%	to	2.15%	1,421,771	10.08	to	9.96	14,237,535	7.51%	0.75%	to	-0.40%	****
ClearBridge Variable Aggressive Growth Portfolio - Class II (LPVCA2)
2017	0.85%	to	1.65%	288,030	10.67	to	10.46	3,065,649	0.35%	15.00%	to	14.08%
2016	1.00%	to	1.55%	68,796	9.26	to	9.18	635,195	0.49%	-0.07%	to	-0.62%
2015	1.00%	to	1.30%	24,088	9.27	to	9.25	222,999	0.10%	-7.34%	to	-7.47%	****
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
2017			1.30%	106,884			17.11	1,828,586	1.37%			13.35%
2016			1.30%	111,959			15.09	1,689,874	1.36%			11.54%
2015			1.30%	141,325			13.53	1,912,475	1.48%			-4.13%
2014			1.30%	142,858			14.12	2,016,515	1.72%			10.26%
2013			1.30%	167,040			12.80	2,138,524	1.60%			30.65%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
2017	1.00%	to	1.65%	117,267	$12.03	to	$11.84	$1,404,228	0.00%	22.68%	to	21.87%
2016	1.00%	to	1.35%	78,330	9.81	to	9.76	765,853	0.00%	4.49%	to	4.12%
2015	1.00%	to	1.65%	13,902	9.39	to	9.36	130,327	0.00%	-6.13%	to	-6.42%	****
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2017	0.45%	to	2.15%	359,520	10.37	to	10.08	3,759,228	3.05%	3.40%	to	1.64%
2016	0.45%	to	2.15%	236,073	10.03	to	9.92	2,396,849	3.86%	0.31%	to	-0.83%	****
2015	1.00%	to	1.65%	45,344	9.91	to	9.88	449,138	5.68%	-0.89%	to	-1.19%	****
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2017	0.85%	to	1.65%	511,301	10.28	to	10.08	5,220,955	3.74%	1.32%	to	0.51%
2016	0.85%	to	1.35%	361,756	10.15	to	10.07	3,655,324	4.91%	2.59%	to	2.08%
2015	0.85%	to	1.35%	63,112	9.89	to	9.87	623,548	4.12%	-1.10%	to	-1.33%	****
MainStay VP Convertible Portfolio: Service 2 Class (MNCPS2)
2017	0.45%	to	2.10%	180,730	12.21	to	11.88	2,179,055	1.42%	11.10%	to	9.27%
2016	0.85%	to	1.95%	70,314	10.96	to	10.88	769,389	1.06%	9.65%	to	8.84%	****
MFS Mid Cap Value Portfolio - Service Class (MV3MVS)
2017	0.85%	to	1.65%	202,203	12.06	to	11.82	2,418,880	1.15%	12.45%	to	11.54%
2016	0.85%	to	1.65%	107,689	10.72	to	10.59	1,149,406	0.75%	14.78%	to	13.86%
2015	1.00%	to	1.30%	25,909	9.33	to	9.32	241,672	0.13%	-6.66%	to	-6.80%	****
VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)
2017	0.85%	to	1.65%	169,998	12.29	to	12.05	2,075,832	1.35%	19.45%	to	18.49%
2016	0.85%	to	1.55%	154,555	10.29	to	10.18	1,584,262	1.46%	7.26%	to	6.50%
2015	1.00%	to	1.55%	40,006	9.59	to	9.56	383,160	0.00%	-4.15%	to	-4.40%	****
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
2017	0.45%	to	2.45%	216,134	13.10	to	11.44	2,647,545	2.81%	10.09%	to	7.88%
2016	0.45%	to	2.45%	251,334	11.90	to	10.60	2,817,254	0.00%	5.51%	to	3.39%
2015	0.45%	to	2.20%	226,821	11.28	to	10.38	2,428,074	4.94%	-2.93%	to	-4.64%
2014	0.45%	to	2.20%	230,786	11.62	to	10.88	2,575,329	2.96%	3.78%	to	1.95%
2013	0.65%	to	2.20%	132,266	11.13	to	10.68	1,439,574	3.25%	7.84%	to	6.15%
Utilities Series - Service Class (MVUSC)
2017	0.85%	to	1.65%	139,076	10.55	to	10.35	1,455,825	4.26%	13.52%	to	12.61%
2016	0.85%	to	1.65%	91,233	9.30	to	9.19	844,273	4.90%	10.29%	to	9.41%
2015	1.00%	to	1.35%	18,111	8.42	to	8.41	152,399	0.00%	-15.76%	to	-15.90%	****
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2017	0.85%	to	1.65%	713,454	12.66	to	12.41	8,974,206	1.41%	25.74%	to	24.73%
2016	0.85%	to	1.65%	466,163	10.07	to	9.95	4,676,219	1.34%	2.96%	to	2.13%
2015	1.00%	to	1.55%	76,130	9.78	to	9.75	743,738	0.00%	-2.25%	to	-2.50%	****
The Merger Fund VL (MGRFV)
2017	0.45%	to	2.40%	364,743	10.43	to	9.62	3,671,054	0.00%	2.10%	to	0.11%
2016	0.45%	to	2.50%	322,387	10.22	to	9.57	3,201,135	0.86%	1.98%	to	-0.11%
2015	0.45%	to	2.45%	248,518	10.02	to	9.60	2,440,575	3.23%	-1.35%	to	-3.33%
2014	0.45%	to	2.45%	102,527	10.16	to	9.93	1,028,059	1.94%	0.92%	to	-1.11%
2013	1.40%	to	1.60%	769			10.05	7,729	0.29%			0.50%	****
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
2017	0.45%	to	2.45%	592,022	11.73	to	10.89	6,725,481	2.02%	12.04%	to	9.80%
2016	0.45%	to	2.50%	446,629	10.47	to	9.91	4,562,295	2.22%	14.45%	to	12.10%
2015	0.45%	to	2.45%	257,517	9.15	to	8.84	2,319,723	1.72%	-14.27%	to	-16.00%
2014	0.45%	to	2.45%	159,377	10.67	to	10.53	1,688,966	0.00%	6.72%	to	5.28%	****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2017	0.45%	to	2.50%	836,569	13.38	to	11.65	10,549,686	5.29%	9.09%	to	6.85%
2016	0.45%	to	2.50%	642,260	12.27	to	10.90	7,457,620	5.46%	10.08%	to	7.82%
2015	0.45%	to	2.50%	496,196	11.14	to	10.11	5,257,235	5.24%	-1.62%	to	-3.65%
2014	0.45%	to	2.50%	314,954	11.33	to	10.49	3,414,099	5.48%	2.43%	to	0.32%
2013	0.45%	to	2.50%	136,329	11.06	to	10.46	1,465,404	2.97%	-9.17%	to	-11.04%
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II (MSVGT2)
2017	1.00%	to	2.15%	141,790	12.87	to	11.91	1,767,940	1.03%	14.81%	to	13.48%
2016	1.00%	to	2.10%	139,046	11.21	to	10.52	1,517,012	0.00%	4.44%	to	3.28%
2015	1.15%	to	2.10%	145,377	10.66	to	10.19	1,522,443	1.63%	-7.60%	to	-8.49%
2014	0.65%	to	2.10%	133,415	11.75	to	11.13	1,518,753	0.77%	1.33%	to	-0.15%
2013	1.15%	to	2.20%	94,227	11.44	to	11.12	1,068,006	0.09%	14.42%	to	13.21%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Global Real Estate Portfolio - Class II (VKVGR2)
2017	0.45%	to	2.50%	1,081,412	$13.75	to	$11.97	$14,022,593	2.38%	9.21%	to	6.97%
2016	0.45%	to	2.50%	942,836	12.59	to	11.19	11,248,409	1.36%	2.66%	to	0.55%
2015	0.45%	to	2.50%	666,394	12.26	to	11.13	7,773,755	2.18%	-1.86%	to	-3.88%
2014	0.45%	to	2.50%	541,529	12.50	to	11.58	6,508,503	0.77%	13.34%	to	11.01%
2013	0.45%	to	2.50%	252,548	11.03	to	10.43	2,700,517	3.52%	2.17%	to	0.07%
NVIT Bond Index Fund Class I (NVBX)
2017	0.45%	to	2.35%	2,234,188	10.51	to	9.90	22,847,993	2.86%	2.66%	to	0.70%
2016	0.45%	to	2.35%	1,551,608	10.24	to	9.83	15,569,058	2.17%	1.80%	to	-0.13%
2015	0.45%	to	2.35%	1,162,145	10.06	to	9.84	11,568,033	5.66%	-0.31%	to	-2.21%
NVIT International Index Fund Class I (NVIX)
2017	0.45%	to	2.50%	2,422,837	12.00	to	11.24	28,299,288	3.72%	24.32%	to	21.77%
2016	0.45%	to	2.50%	950,900	9.65	to	9.23	9,012,149	4.25%	0.47%	to	-1.59%
2015	0.45%	to	2.10%	361,849	9.61	to	9.42	3,435,888	2.82%	-1.40%	to	-3.04%
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2017	0.85%	to	1.65%	192,241	12.65	to	12.40	2,416,690	1.23%	20.66%	to	19.69%
2016	1.00%	to	1.65%	105,135	10.46	to	10.36	1,097,580	1.49%	8.95%	to	8.23%
2015	1.00%	to	1.35%	97,786	9.60	to	9.58	938,145	2.66%	-4.02%	to	-4.18%	****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2017	1.00%	to	1.65%	162,181	12.05	to	11.85	1,947,455	2.02%	16.38%	to	15.62%
2016	1.00%	to	1.30%	103,920	10.35	to	10.31	1,074,953	0.00%	7.46%	to	7.14%
2015	1.00%	to	1.30%	53,778	9.63	to	9.62	517,886	1.80%	-3.68%	to	-3.81%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2017	0.85%	to	1.65%	254,148	12.27	to	12.03	3,093,670	1.79%	7.52%	to	6.65%
2016	0.85%	to	1.65%	150,830	11.41	to	11.28	1,712,798	3.46%	19.19%	to	18.23%
2015	1.00%	to	1.35%	29,431	9.57	to	9.55	281,305	2.25%	-4.34%	to	-4.50%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2017	0.45%	to	2.50%	3,953,360	17.43	to	15.17	64,677,155	1.17%	15.27%	to	12.91%
2016	0.45%	to	2.50%	2,870,103	15.12	to	13.44	41,030,662	1.98%	8.51%	to	6.28%
2015	0.45%	to	2.50%	2,248,551	13.93	to	12.64	29,796,785	1.43%	0.53%	to	-1.54%
2014	0.45%	to	2.50%	1,778,833	13.86	to	12.84	23,660,831	1.01%	4.52%	to	2.37%
2013	0.45%	to	2.45%	1,422,066	13.26	to	12.56	18,317,071	1.62%	22.73%	to	20.27%
American Funds NVIT Bond Fund - Class II (GVABD2)
2017	0.85%	to	1.65%	374,678	10.43	to	10.23	3,878,724	1.34%	2.34%	to	1.51%
2016	0.85%	to	1.65%	237,886	10.19	to	10.07	2,413,672	3.42%	1.78%	to	0.96%
2015	1.00%	to	1.30%	13,798	10.01	to	9.99	137,950	0.00%	0.08%	to	-0.06%	****
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2017	0.85%	to	1.65%	789,133	12.54	to	12.29	9,828,596	0.83%	29.86%	to	28.81%
2016	0.85%	to	1.65%	349,659	9.65	to	9.54	3,361,364	1.92%	-0.66%	to	-1.46%
2015	0.85%	to	1.65%	102,474	9.72	to	9.68	994,946	0.15%	-2.82%	to	-3.19%	****
American Funds NVIT Growth Fund - Class II (GVAGR2)
2017	0.85%	to	1.65%	1,078,343	13.56	to	13.29	14,517,233	0.36%	26.71%	to	25.70%
2016	0.85%	to	1.55%	444,358	10.70	to	10.59	4,737,199	0.27%	8.14%	to	7.38%
2015	0.85%	to	1.55%	132,725	9.90	to	9.86	1,312,623	0.14%	-1.03%	to	-1.36%	****
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2017	0.85%	to	1.65%	920,117	12.91	to	12.65	11,780,813	1.57%	20.89%	to	19.92%
2016	0.85%	to	1.65%	368,792	10.68	to	10.55	3,919,105	1.30%	10.15%	to	9.26%
2015	0.85%	to	1.65%	110,075	9.69	to	9.66	1,065,000	0.22%	-3.08%	to	-3.44%	****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2017	0.85%	to	1.90%	315,001	11.43	to	10.99	3,545,289	5.18%	5.85%	to	4.73%
2016	0.45%	to	1.90%	279,127	10.91	to	10.49	2,977,063	4.74%	13.64%	to	11.99%
2015	0.45%	to	1.90%	255,096	9.60	to	9.37	2,415,733	4.92%	-3.05%	to	-4.46%
2014	0.45%	to	1.90%	338,008	9.90	to	9.80	3,331,555	3.65%	-0.97%	to	-1.96%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Emerging Markets Fund - Class I (GEM)
2017	0.45%	to	2.50%	649,679	$12.27	to	$11.37	$7,648,180	1.81%	40.87%	to	37.98%
2016	0.45%	to	2.50%	356,757	8.71	to	8.24	3,020,697	0.83%	7.23%	to	5.03%
2015	0.45%	to	2.50%	380,459	8.12	to	7.84	3,033,115	0.97%	-16.37%	to	-18.10%
2014	0.45%	to	2.50%	284,459	9.71	to	9.58	2,740,098	0.85%	-2.86%	to	-4.23%	****
NVIT Emerging Markets Fund - Class II (GEM2)
2017	0.85%	to	1.65%	133,227	12.70	to	12.44	1,676,003	1.50%	40.02%	to	38.90%
2016	0.85%	to	1.35%	19,341	9.07	to	9.00	174,949	1.00%	6.57%	to	6.03%
2015	1.00%	to	1.30%	12,717	8.50	to	8.49	108,102	0.00%	-14.98%	to	-15.10%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2017	1.00%	to	1.65%	114,103	11.48	to	11.29	1,302,994	2.02%	25.81%	to	24.98%
2016	1.00%	to	1.35%	36,909	9.12	to	9.08	335,814	3.48%	-0.37%	to	-0.72%
2015			1.00%	688			9.16	6,300	0.29%			-8.42%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2017	1.00%	to	2.10%	222,396	13.63	to	13.38	3,014,040	0.74%	23.52%	to	22.15%
2016	1.00%	to	1.45%	18,479	11.03	to	11.00	203,468	0.91%	10.33%	to	9.99%	****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2017	1.00%	to	1.55%	65,533	12.41	to	12.24	812,227	0.83%	17.18%	to	16.53%
2016	1.00%	to	1.35%	23,129	10.59	to	10.54	244,488	1.17%	9.01%	to	8.63%
2015	1.00%	to	1.30%	8,905	9.72	to	9.70	86,469	1.29%	-2.83%	to	-2.97%	****
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2017	0.45%	to	2.10%	524,032	19.64	to	17.28	9,540,347	1.22%	19.26%	to	17.29%
2016	0.45%	to	2.10%	535,941	16.47	to	14.74	8,224,948	2.30%	7.88%	to	6.09%
2015	0.45%	to	2.10%	622,297	15.27	to	13.89	8,948,245	2.89%	-2.20%	to	-3.82%
2014	0.45%	to	2.10%	277,822	15.61	to	14.44	4,131,688	2.08%	4.03%	to	2.30%
2013	0.45%	to	1.90%	317,750	15.01	to	14.22	4,598,220	2.24%	28.89%	to	27.02%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2017	0.45%	to	2.50%	926,263	15.73	to	13.41	13,513,238	1.81%	11.55%	to	9.26%
2016	0.45%	to	2.50%	1,046,807	14.10	to	12.28	13,812,717	2.61%	5.63%	to	3.46%
2015	0.45%	to	2.50%	1,035,762	13.35	to	11.86	13,079,416	2.67%	-1.50%	to	-3.53%
2014	0.45%	to	2.50%	1,645,659	13.55	to	12.30	21,415,970	3.86%	3.83%	to	1.69%
2013	0.45%	to	2.30%	621,011	13.05	to	12.19	7,851,324	2.42%	14.14%	to	12.02%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2017	0.85%	to	2.50%	972,537	17.09	to	15.03	15,705,564	1.68%	14.82%	to	12.92%
2016	0.85%	to	2.50%	1,016,035	14.89	to	13.31	14,367,053	2.74%	6.41%	to	4.65%
2015	0.45%	to	2.50%	1,056,215	14.31	to	12.72	14,137,039	3.02%	-1.77%	to	-3.80%
2014	0.45%	to	2.55%	1,031,275	14.57	to	13.19	14,226,928	3.11%	4.23%	to	2.03%
2013	0.45%	to	2.50%	561,382	13.98	to	12.95	7,534,357	2.22%	20.70%	to	18.22%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2017	0.45%	to	2.30%	1,150,132	13.09	to	11.34	13,779,403	2.00%	5.88%	to	3.92%
2016	0.45%	to	2.30%	1,259,124	12.36	to	10.91	14,383,344	2.53%	4.14%	to	2.21%
2015	0.45%	to	2.30%	1,195,585	11.87	to	10.67	13,210,388	1.82%	-1.18%	to	-3.02%
2014	0.45%	to	2.30%	1,390,229	12.01	to	11.01	15,754,070	3.01%	2.87%	to	0.96%
2013	0.45%	to	2.30%	449,995	11.68	to	10.90	5,058,961	1.60%	4.46%	to	2.52%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2017	0.45%	to	2.50%	1,700,995	16.69	to	14.23	26,126,415	1.60%	13.46%	to	11.13%
2016	0.45%	to	2.50%	2,370,957	14.71	to	12.81	32,416,486	2.63%	6.26%	to	4.08%
2015	0.45%	to	2.50%	2,737,046	13.84	to	12.30	35,598,436	3.16%	-1.51%	to	-3.54%
2014	0.45%	to	2.50%	2,108,083	14.05	to	12.75	28,147,988	2.54%	4.10%	to	1.96%
2013	0.45%	to	2.50%	1,910,678	13.50	to	12.51	24,832,669	2.68%	17.27%	to	14.86%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2017	0.45%	to	2.50%	676,199	18.44	to	15.73	11,557,440	1.39%	17.54%	to	15.13%
2016	0.45%	to	2.50%	806,643	15.69	to	13.66	11,809,323	2.38%	7.11%	to	4.91%
2015	0.45%	to	2.50%	1,230,141	14.65	to	13.02	16,972,583	4.95%	-1.95%	to	-3.97%
2014	0.45%	to	2.50%	290,550	14.94	to	13.56	4,143,500	1.78%	4.09%	to	1.95%
2013	0.45%	to	2.50%	1,121,366	14.35	to	13.30	15,511,195	2.68%	23.72%	to	21.17%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2017	0.45%	to	2.50%	687,470	$14.85	to	$12.66	$9,357,076	2.01%	9.39%	to	7.15%
2016	0.45%	to	2.50%	646,126	13.58	to	11.82	8,133,921	2.64%	5.52%	to	3.36%
2015	0.45%	to	2.85%	644,930	12.87	to	11.21	7,758,763	1.88%	-1.51%	to	-3.89%
2014	0.45%	to	2.85%	1,262,452	13.06	to	11.66	15,623,836	3.95%	3.61%	to	1.12%
2013	0.45%	to	2.85%	508,881	12.61	to	11.53	6,182,259	2.43%	10.74%	to	8.07%
NVIT Core Bond Fund - Class II (NVCBD2)
2017	0.85%	to	1.65%	256,980	10.62	to	10.41	2,708,853	3.14%	3.30%	to	2.47%
2016	1.00%	to	1.65%	199,123	10.26	to	10.16	2,037,269	4.23%	3.96%	to	3.28%
2015	1.00%	to	1.35%	24,355	9.87	to	9.85	240,194	6.05%	-1.35%	to	-1.51%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2017	0.45%	to	2.40%	518,627	11.79	to	10.34	5,705,067	1.90%	3.30%	to	1.28%
2016	0.45%	to	2.50%	870,990	11.41	to	10.15	9,334,860	2.40%	2.87%	to	0.76%
2015	0.45%	to	2.45%	855,161	11.10	to	10.09	9,008,769	1.51%	-0.96%	to	-2.95%
2014	0.45%	to	2.45%	1,143,294	11.20	to	10.40	12,303,527	3.39%	4.41%	to	2.31%
2013	0.45%	to	2.45%	291,655	10.73	to	10.17	3,046,972	1.19%	-2.49%	to	-4.45%
NVIT Nationwide Fund - Class I (TRF)
2017	0.45%	to	2.30%	277,662	14.65	to	13.67	3,908,621	1.11%	19.98%	to	17.76%
2016	0.45%	to	2.30%	172,307	12.21	to	11.61	2,046,898	1.12%	10.89%	to	8.83%
2015	0.45%	to	2.50%	384,754	11.01	to	10.63	4,178,786	1.32%	0.48%	to	-1.59%
2014	0.45%	to	2.30%	293,951	10.96	to	10.82	3,208,499	0.87%	9.56%	to	8.16%	****
NVIT Nationwide Fund - Class II (TRF2)
2017	1.00%	to	1.65%	29,423	12.51	to	12.31	367,583	0.74%	19.05%	to	18.27%
2016	1.00%	to	1.65%	44,266	10.51	to	10.41	464,063	2.38%	10.05%	to	9.33%
2015	1.00%	to	1.65%	6,055	9.55	to	9.52	57,738	1.30%	-4.53%	to	-4.83%	****
NVIT Government Bond Fund - Class I (GBF)
2017	0.45%	to	2.50%	675,408	10.36	to	9.60	6,751,367	1.86%	1.63%	to	-0.46%
2016	0.45%	to	2.50%	1,042,731	10.20	to	9.64	10,343,716	1.39%	0.29%	to	-1.77%
2015	0.45%	to	2.50%	1,038,287	10.17	to	9.82	10,374,812	2.08%	-0.56%	to	-2.61%
2014	0.45%	to	2.50%	651,310	10.23	to	10.08	6,606,686	1.06%	2.26%	to	0.81%	****
NVIT Government Bond Fund - Class II (GBF2)
2017	1.00%	to	1.65%	120,964	10.01	to	9.85	1,202,942	2.06%	0.82%	to	0.16%
2016	1.00%	to	1.35%	77,350	9.93	to	9.88	765,343	2.44%	-0.52%	to	-0.87%
2015	1.00%	to	1.35%	18,436	9.98	to	9.96	183,854	2.63%	-0.21%	to	-0.37%	****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017	0.45%	to	2.45%	553,230	13.19	to	12.24	7,028,836	1.75%	17.90%	to	15.54%
2016	0.45%	to	2.45%	466,597	11.19	to	10.59	5,082,699	1.48%	8.98%	to	6.79%
2015	0.45%	to	2.10%	528,278	10.26	to	9.98	5,332,573	1.32%	-1.44%	to	-3.08%
2014	0.45%	to	2.50%	628,850	10.41	to	10.27	6,502,909	1.48%	4.14%	to	2.67%	****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2017	0.45%	to	2.30%	601,345	12.00	to	11.20	6,983,659	2.03%	10.63%	to	8.58%
2016	0.45%	to	2.15%	498,988	10.85	to	10.36	5,285,310	2.19%	5.83%	to	4.02%
2015	0.45%	to	2.30%	346,219	10.25	to	9.93	3,493,108	1.30%	-0.62%	to	-2.47%
2014	0.45%	to	2.30%	199,407	10.32	to	10.19	2,044,443	1.75%	3.17%	to	1.85%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2017	0.45%	to	2.30%	789,291	12.62	to	11.78	9,588,941	2.23%	14.29%	to	12.18%
2016	0.45%	to	2.30%	410,422	11.04	to	10.50	4,400,063	1.94%	7.26%	to	5.27%
2015	1.00%	to	2.30%	357,957	10.20	to	9.97	3,616,429	1.37%	-1.53%	to	-2.82%
2014	0.45%	to	2.50%	411,780	10.39	to	10.25	4,252,319	2.93%	3.94%	to	2.47%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017	0.45%	to	2.50%	1,415,301	11.14	to	10.32	15,217,663	1.98%	5.21%	to	3.05%
2016	0.45%	to	2.50%	1,352,080	10.59	to	10.01	13,922,775	2.16%	3.80%	to	1.66%
2015	0.45%	to	2.50%	1,096,796	10.20	to	9.85	10,989,145	1.57%	-0.19%	to	-2.24%
2014	0.45%	to	2.50%	978,369	10.22	to	10.08	9,933,726	1.56%	2.21%	to	0.76%	****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	0.45%	to	2.50%	5,176,800	12.35	to	11.44	61,951,035	1.92%	12.42%	to	10.11%
2016	0.45%	to	2.50%	3,963,445	10.99	to	10.39	42,502,601	2.06%	6.66%	to	4.47%
2015	0.45%	to	2.50%	3,723,008	10.30	to	9.95	37,775,766	2.54%	-0.78%	to	-2.83%
2014	0.45%	to	2.50%	1,768,302	10.38	to	10.23	18,278,859	1.53%	3.82%	to	2.35%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017	0.45%	to	2.45%	1,644,988	$12.87	to	$11.95	$20,533,358	1.82%	16.15%	to	13.83%
2016	1.00%	to	2.45%	1,352,219	10.92	to	10.50	14,623,881	2.00%	7.40%	to	5.83%
2015	0.45%	to	2.50%	1,018,739	10.26	to	9.91	10,289,593	1.80%	-1.18%	to	-3.21%
2014	0.45%	to	2.50%	719,794	10.39	to	10.24	7,430,132	1.48%	3.85%	to	2.38%	****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017	0.45%	to	2.50%	2,012,077	11.74	to	10.88	22,854,686	2.08%	8.72%	to	6.49%
2016	0.45%	to	2.50%	1,708,962	10.80	to	10.21	17,985,057	2.35%	5.23%	to	3.07%
2015	0.45%	to	2.50%	1,217,405	10.26	to	9.91	12,277,946	1.92%	-0.48%	to	-2.53%
2014	0.45%	to	2.50%	944,676	10.31	to	10.17	9,682,645	1.48%	3.12%	to	1.66%	****
NVIT Mid Cap Index Fund - Class I (MCIF)
2017	0.45%	to	2.35%	2,265,493	13.58	to	12.78	29,986,686	1.28%	15.26%	to	13.07%
2016	0.45%	to	2.50%	1,319,288	11.78	to	11.27	15,246,746	1.81%	19.75%	to	17.29%
2015	0.45%	to	2.10%	392,371	9.84	to	9.65	3,816,989	1.47%	-2.97%	to	-4.58%
NVIT Money Market Fund - Class I (SAM)
2017			1.30%	6,516			9.08	59,194	0.42%			-0.88%
2016			1.30%	6,519			9.17	59,747	0.01%			-1.29%
2015			1.30%	6,522			9.28	60,555	0.00%			-1.30%
2014			1.30%	11,504			9.41	108,219	0.00%			-1.30%
2013			1.30%	7,408			9.53	70,606	0.00%			-1.30%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2017	0.45%	to	2.50%	426,714	16.48	to	14.06	6,507,926	1.02%	24.97%	to	22.41%
2016	0.45%	to	2.50%	397,851	13.19	to	11.48	4,894,604	1.14%	-2.91%	to	-4.90%
2015	0.45%	to	2.45%	266,004	13.59	to	12.11	3,394,034	0.13%	-1.10%	to	-3.09%
2014	0.45%	to	2.45%	224,523	13.74	to	12.50	2,944,411	2.27%	-1.80%	to	-3.77%
2013	0.45%	to	2.45%	224,855	13.99	to	12.99	3,097,568	0.87%	20.53%	to	18.11%
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2017	0.45%	to	2.50%	682,118	10.89	to	10.08	7,149,841	2.52%	21.98%	to	19.48%
2016	0.45%	to	2.50%	710,285	8.93	to	8.44	6,162,574	2.66%	4.51%	to	2.36%
2015	0.45%	to	2.45%	421,105	8.54	to	8.25	3,529,054	1.04%	-5.77%	to	-7.67%
2014	0.45%	to	2.45%	405,939	9.06	to	8.94	3,655,246	1.72%	-9.37%	to	-10.62%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2017	0.45%	to	2.50%	373,917	23.87	to	20.35	8,201,857	0.10%	29.30%	to	26.64%
2016	0.45%	to	2.50%	456,845	18.46	to	16.07	7,850,446	0.89%	1.53%	to	-0.55%
2015	0.45%	to	2.50%	294,364	18.18	to	16.16	5,014,521	0.26%	2.67%	to	0.55%
2014	0.45%	to	2.50%	268,848	17.71	to	16.07	4,501,661	0.33%	9.65%	to	7.39%
2013	0.45%	to	2.15%	153,389	16.15	to	15.16	2,403,821	0.68%	33.81%	to	31.53%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2017	0.45%	to	2.50%	582,611	21.08	to	17.98	11,339,335	1.22%	13.85%	to	11.51%
2016	0.45%	to	2.50%	774,134	18.52	to	16.12	13,386,869	2.65%	15.52%	to	13.15%
2015	0.45%	to	2.45%	348,734	16.03	to	14.29	5,237,383	1.04%	-3.87%	to	-5.80%
2014	0.45%	to	2.45%	358,216	16.68	to	15.17	5,667,146	1.29%	9.75%	to	7.54%
2013	0.45%	to	2.45%	177,261	15.20	to	14.11	2,590,277	1.44%	34.42%	to	31.72%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2017	1.15%	to	1.60%	3,395	30.75	to	29.56	102,458	0.00%	26.27%	to	25.70%
2016	1.15%	to	1.60%	3,684	24.35	to	23.51	88,222	0.00%	5.24%	to	4.77%
2015	1.15%	to	1.60%	10,326	23.14	to	22.44	235,481	0.00%	-1.33%	to	-1.78%
2014	1.15%	to	1.60%	11,097	23.45	to	22.85	257,049	0.00%	2.84%	to	2.37%
2013	1.15%	to	1.60%	13,265	22.81	to	22.32	299,534	0.00%	37.35%	to	36.72%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2017	0.45%	to	2.50%	373,996	23.23	to	19.81	7,963,423	0.00%	26.95%	to	24.34%
2016	0.45%	to	2.50%	260,056	18.30	to	15.93	4,422,763	0.00%	5.58%	to	3.41%
2015	0.45%	to	2.50%	439,773	17.33	to	15.41	7,132,124	0.00%	-0.79%	to	-2.84%
2014	0.45%	to	2.45%	267,498	17.47	to	15.89	4,434,759	0.00%	3.25%	to	1.18%
2013	0.45%	to	2.45%	155,713	16.92	to	15.71	2,538,327	0.00%	37.98%	to	35.21%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017	0.45%	to	2.50%	441,461	$24.65	to	$21.02	$10,091,732	1.02%	13.33%	to	11.00%
2016	0.45%	to	2.50%	537,974	21.76	to	18.94	10,940,679	1.66%	17.07%	to	14.66%
2015	0.45%	to	2.45%	354,372	18.58	to	16.57	6,242,788	1.13%	-3.32%	to	-5.27%
2014	0.45%	to	2.45%	475,679	19.22	to	17.49	8,764,471	1.61%	16.49%	to	14.15%
2013	0.45%	to	2.45%	314,354	16.50	to	15.32	5,049,077	1.23%	35.07%	to	32.36%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2017	0.45%	to	2.50%	378,111	14.94	to	13.84	5,389,604	0.00%	24.36%	to	21.81%
2016	0.45%	to	2.50%	220,195	12.01	to	11.36	2,561,937	0.00%	7.82%	to	5.60%
2015	0.45%	to	2.50%	292,448	11.14	to	10.76	3,196,137	0.00%	0.30%	to	-1.76%
2014	0.45%	to	2.45%	223,672	11.11	to	10.95	2,464,685	0.00%	11.06%	to	9.53%	****
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2017	0.85%	to	1.65%	91,578	11.86	to	11.63	1,079,398	0.00%	23.59%	to	22.60%
2016	0.85%	to	1.65%	45,722	9.60	to	9.48	437,082	0.00%	7.14%	to	6.28%
2015	1.00%	to	1.65%	35,096	8.95	to	8.92	313,985	0.00%	-10.50%	to	-10.77%	****
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2017	0.45%	to	2.50%	347,227	13.77	to	12.75	4,602,224	0.41%	8.57%	to	6.34%
2016	0.45%	to	2.50%	502,461	12.68	to	11.99	6,191,231	0.75%	25.37%	to	22.79%
2015	0.45%	to	2.45%	379,349	10.11	to	9.77	3,770,754	0.64%	-6.45%	to	-8.33%
2014	0.45%	to	2.45%	462,116	10.81	to	10.66	4,969,036	0.27%	8.10%	to	6.61%	****
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2017	0.85%	to	1.65%	110,595	12.40	to	12.16	1,358,132	0.40%	7.83%	to	6.96%
2016	0.85%	to	1.65%	55,859	11.50	to	11.36	639,253	0.61%	24.55%	to	23.55%
2015	1.00%	to	1.35%	24,757	9.23	to	9.21	228,330	0.71%	-7.74%	to	-7.89%	****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2017	0.45%	to	2.10%	356,726	14.19	to	13.34	4,889,568	0.00%	12.98%	to	11.11%
2016	0.45%	to	2.10%	342,415	12.56	to	12.01	4,190,932	0.39%	22.28%	to	20.26%
2015	0.45%	to	2.10%	274,289	10.27	to	9.98	2,795,620	0.36%	-2.08%	to	-3.70%
2014	0.45%	to	2.10%	320,570	10.49	to	10.37	3,353,751	0.18%	4.88%	to	3.69%	****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2017	0.85%	to	1.35%	110,348	12.49	to	12.34	1,374,346	0.00%	12.24%	to	11.68%
2016	0.85%	to	1.35%	26,607	11.13	to	11.05	295,052	0.11%	21.50%	to	20.89%
2015	1.00%	to	1.30%	12,554	9.15	to	9.14	114,887	0.07%	-8.46%	to	-8.59%	****
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2017	0.45%	to	2.50%	1,077,375	11.03	to	10.01	11,358,802	5.46%	5.85%	to	3.68%
2016	0.45%	to	2.50%	706,336	10.42	to	9.65	7,075,604	3.37%	8.16%	to	5.94%
2015	0.45%	to	2.45%	456,734	9.63	to	9.12	4,273,112	1.93%	-3.33%	to	-5.27%
2014	0.45%	to	2.45%	372,253	9.96	to	9.63	3,639,274	4.05%	3.42%	to	1.34%
2013	0.45%	to	1.95%	46,071	9.63	to	9.54	440,814	2.70%	-3.66%	to	-4.63%	****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2017	0.45%	to	2.50%	1,349,905	10.53	to	9.17	13,378,603	1.52%	1.12%	to	-0.95%
2016	0.45%	to	2.50%	1,490,755	10.41	to	9.26	14,691,214	2.31%	2.03%	to	-0.06%
2015	0.45%	to	2.45%	928,715	10.21	to	9.28	9,053,531	1.87%	-0.79%	to	-2.78%
2014	0.45%	to	2.45%	1,017,668	10.29	to	9.55	10,060,290	1.05%	0.04%	to	-1.97%
2013	0.45%	to	2.45%	670,646	10.28	to	9.74	6,714,747	1.29%	-0.35%	to	-2.35%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2017	0.45%	to	2.50%	511,554	13.07	to	12.62	6,445,896	0.29%	26.50%	to	23.90%
2016	0.45%	to	2.50%	339,792	10.33	to	10.18	3,416,507	0.73%	3.31%	to	1.84%	****
2015	1.00%	to	1.65%	38,542	9.84	to	9.81	378,914	0.52%	-1.62%	to	-1.92%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2017	0.85%	to	1.65%	81,789	10.87	to	10.66	882,492	2.47%	21.68%	to	20.70%
2016	0.85%	to	1.35%	47,947	8.93	to	8.87	426,427	2.63%	0.26%	to	-0.25%
2015	1.00%	to	1.35%	30,202	8.90	to	8.89	268,649	3.71%	-10.96%	to	-11.11%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2017	0.85%	to	1.65%	103,855	12.49	to	12.25	1,287,578	3.68%	16.69%	to	15.75%
2016	1.00%	to	1.55%	32,618	10.68	to	10.60	347,488	2.29%	16.40%	to	15.76%
2015	1.00%	to	1.30%	23,928	9.18	to	9.16	219,540	0.00%	-8.23%	to	-8.36%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Real Estate Fund - Class II (NVRE2)
2017	0.45%	to	2.50%	216,204	$12.71	to	$11.53	$2,637,619	1.92%	5.67%	to	3.50%
2016	0.45%	to	2.50%	203,791	12.03	to	11.14	2,365,581	1.64%	6.70%	to	4.51%
2015	0.45%	to	2.50%	211,340	11.27	to	10.66	2,318,589	1.61%	-6.08%	to	-8.02%
2014	0.45%	to	2.50%	380,236	12.00	to	11.59	4,493,910	5.13%	28.03%	to	25.39%
2013	1.15%	to	1.90%	15,642	9.33	to	9.28	145,645	1.99%	-6.70%	to	-7.17%	****
NVIT Money Market Fund - Class II (NVMM2)
2017	0.45%	to	2.50%	17,578,319	9.66	to	8.17	157,673,261	0.22%	-0.23%	to	-2.28%
2016	0.45%	to	2.50%	16,351,457	9.69	to	8.37	147,894,571	0.00%	-0.45%	to	-2.49%
2015	0.45%	to	2.50%	23,705,499	9.73	to	8.58	217,646,578	0.00%	-0.45%	to	-2.50%
2014	0.45%	to	2.50%	22,120,520	9.77	to	8.80	206,063,496	0.00%	-0.45%	to	-2.50%
2013	0.45%	to	2.55%	15,784,398	9.82	to	9.01	148,787,115	0.00%	-0.45%	to	-2.55%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2017	0.45%	to	2.15%	492,304	14.17	to	13.01	6,648,436	1.32%	13.32%	to	11.39%
2016	0.45%	to	2.15%	512,774	12.50	to	11.68	6,165,789	1.32%	8.28%	to	6.44%
2015	0.45%	to	2.15%	542,886	11.54	to	10.97	6,092,033	1.68%	-2.20%	to	-3.87%
2014	0.45%	to	2.15%	520,306	11.80	to	11.41	6,027,930	1.55%	1.40%	to	-0.33%
2013	0.45%	to	2.15%	239,471	11.64	to	11.45	2,763,519	1.23%	16.42%	to	14.51%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2017	0.45%	to	2.20%	210,763	15.34	to	14.05	3,079,802	2.28%	17.36%	to	15.30%
2016	0.45%	to	2.30%	148,001	13.07	to	12.14	1,853,247	1.44%	10.89%	to	8.83%
2015	0.45%	to	2.30%	138,664	11.79	to	11.15	1,583,150	1.98%	-3.59%	to	-5.39%
2014	0.45%	to	2.30%	136,378	12.23	to	11.79	1,632,666	1.44%	2.66%	to	0.76%
2013	0.45%	to	2.30%	69,366	11.91	to	11.70	817,539	0.00%	19.10%	to	16.97%	****
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2017	0.45%	to	2.20%	190,845	12.24	to	11.37	2,239,046	1.66%	17.26%	to	15.21%
2016	0.45%	to	2.20%	179,311	10.44	to	9.87	1,812,133	2.30%	5.74%	to	3.88%
2015	0.45%	to	2.20%	175,329	9.87	to	9.50	1,686,921	1.78%	-5.30%	to	-6.97%
2014	1.15%	to	1.90%	56,671	10.34	to	10.25	583,458	3.29%	-0.15%	to	-0.91%
2013	1.35%	to	1.30%	584			10.35	6,046	1.03%			3.53%	****
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)
2017	0.85%	to	2.35%	122,015	11.79	to	11.07	1,407,533	1.89%	13.79%	to	12.08%
2016	1.00%	to	2.35%	104,486	10.31	to	9.88	1,056,757	2.46%	4.50%	to	3.08%
2015	1.25%	to	2.35%	127,924	9.81	to	9.58	1,244,370	1.30%	-5.49%	to	-6.54%
2014	1.25%	to	2.35%	94,519	10.38	to	10.25	976,833	4.59%	0.98%	to	-0.14%
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)
2017	1.00%	to	1.85%	151,732	12.13	to	11.70	1,811,532	1.54%	15.80%	to	14.81%
2016	1.00%	to	2.10%	242,882	10.47	to	10.11	2,513,301	2.05%	5.88%	to	4.71%
2015	1.25%	to	1.85%	120,041	9.84	to	9.71	1,176,229	1.97%	-5.16%	to	-5.73%
2014	1.25%	to	1.90%	49,734	10.37	to	10.30	513,588	3.45%	0.46%	to	-0.20%
2013	1.35%	to	1.30%	472			10.32	4,873	1.54%			3.25%	****
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)
2017	1.00%	to	2.10%	144,064	11.78	to	11.25	1,673,310	1.97%	12.89%	to	11.64%
2016	1.00%	to	2.10%	119,999	10.44	to	10.08	1,240,196	1.88%	4.65%	to	3.49%
2015	1.00%	to	2.10%	100,455	9.97	to	9.74	994,507	2.59%	-4.21%	to	-5.27%
2014	1.25%	to	2.10%	31,338	10.38	to	10.28	324,369	4.01%	1.18%	to	0.30%
2013	1.35%	to	1.30%	1,163			10.26	11,932	1.56%			2.60%	****
NVIT Small Cap Index Fund - Class II (NVSIX2)
2017	0.45%	to	2.35%	2,003,529	13.24	to	12.47	25,842,608	1.24%	13.67%	to	11.51%
2016	0.45%	to	2.15%	1,032,165	11.65	to	11.23	11,798,545	1.85%	20.33%	to	18.28%
2015	0.45%	to	2.35%	278,770	9.68	to	9.47	2,668,213	1.18%	-5.31%	to	-7.12%
NVIT S&P 500 Index Fund - Class I (GVEX1)
2017	0.45%	to	2.50%	10,471,552	13.71	to	12.85	139,702,422	2.08%	20.98%	to	18.50%
2016	0.45%	to	2.50%	7,162,296	11.34	to	10.84	79,557,041	3.12%	11.16%	to	8.88%
2015	0.45%	to	2.45%	2,891,001	10.20	to	9.96	29,186,318	3.99%	0.71%	to	-1.32%
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)
2017	0.45%	to	2.20%	114,668	11.97	to	11.62	1,278,461	1.35%	17.90%	to	15.84%
2016	0.85%	to	1.55%	79,852	9.49	to	9.40	755,578	1.17%	2.10%	to	1.38%
2015	0.85%	to	1.35%	32,607	9.30	to	9.28	302,819	0.00%	-7.01%	to	-7.23%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)
2017	1.00%	to	2.10%	98,826	$9.81	to	$9.47	$962,498	0.00%	5.62%	to	4.45%
2016	1.00%	to	2.10%	59,659	9.29	to	9.07	550,574	0.00%	-1.64%	to	-2.73%
2015	1.00%	to	2.10%	38,573	9.44	to	9.32	362,482	0.00%	-6.01%	to	-7.05%
7Twelve Balanced Portfolio (NO7TB)
2017	1.15%	to	2.10%	178,486	10.77	to	10.35	1,888,646	0.36%	9.08%	to	8.04%
2016	1.15%	to	2.10%	183,811	9.88	to	9.58	1,791,410	0.17%	7.96%	to	6.93%
2015	0.65%	to	2.45%	178,546	9.25	to	8.89	1,619,111	0.44%	-7.95%	to	-9.62%
2014	0.65%	to	2.45%	189,690	10.05	to	9.84	1,885,803	0.41%	-0.94%	to	-2.74%
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
2017	0.45%	to	2.50%	586,180	10.79	to	9.61	5,920,755	0.79%	1.66%	to	-0.43%
2016	0.45%	to	2.50%	756,697	10.61	to	9.66	7,615,979	0.00%	3.90%	to	1.77%
2015	0.45%	to	2.50%	866,827	10.22	to	9.49	8,494,803	2.18%	-2.95%	to	-4.95%
2014	0.45%	to	2.50%	1,016,921	10.53	to	9.98	10,392,864	3.05%	-1.52%	to	-3.55%
2013	0.45%	to	2.50%	1,343,033	10.69	to	10.35	14,102,480	1.15%	4.13%	to	1.99%
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
2017	0.45%	to	2.50%	2,526,208	10.91	to	9.90	26,210,106	2.26%	2.41%	to	0.30%
2016	0.45%	to	2.50%	2,727,517	10.65	to	9.87	27,966,818	0.02%	12.68%	to	10.37%
2015	0.45%	to	2.35%	2,042,921	9.45	to	8.98	18,761,811	0.29%	-3.65%	to	-5.48%
2014	0.45%	to	2.35%	1,627,839	9.81	to	9.50	15,673,245	0.63%	0.95%	to	-0.98%
2013	0.45%	to	2.10%	1,102,338	9.72	to	9.61	10,653,275	0.00%	-2.79%	to	-3.87%	****
International Growth Fund/VA- Service Shares (OVIGS)
2017	0.85%	to	1.65%	175,012	11.54	to	11.31	2,005,150	1.17%	25.37%	to	24.37%
2016	0.85%	to	1.65%	116,297	9.21	to	9.10	1,065,683	0.83%	-3.54%	to	-4.32%
2015	1.00%	to	1.65%	37,758	9.54	to	9.51	359,712	0.00%	-4.63%	to	-4.93%	****
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2017	0.45%	to	2.50%	621,009	16.26	to	14.76	9,626,107	0.68%	35.71%	to	32.92%
2016	0.45%	to	2.50%	341,754	11.98	to	11.10	3,955,247	0.77%	-0.61%	to	-2.65%
2015	0.45%	to	2.50%	480,902	12.05	to	11.40	5,635,310	1.40%	3.21%	to	1.08%
2014	0.45%	to	2.50%	241,225	11.68	to	11.28	2,774,030	0.81%	1.60%	to	-0.50%
2013	0.45%	to	2.15%	120,749	11.50	to	11.36	1,381,183	0.01%	14.95%	to	13.64%	****
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2017	0.85%	to	1.65%	334,053	11.81	to	11.58	3,914,954	0.67%	12.94%	to	12.04%
2016	0.85%	to	1.65%	225,010	10.46	to	10.33	2,342,985	0.25%	16.67%	to	15.74%
2015	0.85%	to	1.35%	54,493	8.96	to	8.94	487,815	0.00%	-10.36%	to	-10.58%	****
PIMCO Income Portfolio: Advisor Class (PMVIV)
2017	0.45%	to	2.10%	308,774	10.44	to	10.32	3,204,014	1.57%	4.39%	to	3.24%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2017	0.45%	to	2.45%	877,703	12.53	to	10.94	10,211,903	4.50%	12.87%	to	10.61%
2016	0.45%	to	2.50%	926,387	11.10	to	9.87	9,638,474	2.69%	12.40%	to	10.09%
2015	0.45%	to	2.45%	706,689	9.87	to	8.98	6,625,614	2.89%	-9.60%	to	-11.41%
2014	0.45%	to	2.45%	1,048,624	10.92	to	10.14	10,988,167	5.10%	0.00%	to	-2.01%
2013	0.45%	to	2.45%	1,033,371	10.92	to	10.35	10,955,429	4.34%	-0.34%	to	-2.34%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2017	0.45%	to	2.10%	207,882	12.00	to	10.56	2,316,528	1.78%	10.24%	to	8.42%
2016	0.45%	to	2.50%	138,822	10.89	to	9.48	1,407,239	1.17%	2.44%	to	0.34%
2015	0.45%	to	2.10%	178,917	10.63	to	9.67	1,785,710	1.43%	-7.59%	to	-9.12%
2014	0.45%	to	2.15%	188,653	11.50	to	10.61	2,061,161	2.05%	-0.15%	to	-1.86%
2013	0.45%	to	2.45%	172,093	11.52	to	10.69	1,916,166	1.68%	-6.99%	to	-8.86%
Low Duration Portfolio - Advisor Class (PMVLAD)
2017	0.45%	to	2.50%	1,578,738	10.51	to	9.15	15,417,902	1.25%	0.80%	to	-1.27%
2016	0.45%	to	2.50%	2,009,748	10.42	to	9.26	19,677,093	1.38%	0.85%	to	-1.22%
2015	0.45%	to	2.50%	2,606,396	10.34	to	9.38	25,644,440	3.82%	-0.24%	to	-2.30%
2014	0.45%	to	2.50%	1,393,573	10.36	to	9.60	13,853,449	1.04%	0.29%	to	-1.77%
2013	0.45%	to	2.50%	1,403,301	10.33	to	9.77	14,080,239	1.36%	-0.68%	to	-2.73%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Total Return Portfolio - Advisor Class (PMVTRD)
2017	0.45%	to	2.50%	2,161,616	$11.80	to	$10.28	$24,056,923	1.93%	4.35%	to	2.20%
2016	0.45%	to	2.50%	1,973,591	11.31	to	10.05	21,125,209	1.99%	2.12%	to	0.03%
2015	0.45%	to	2.45%	1,805,992	11.08	to	10.08	19,019,736	5.33%	-0.12%	to	-2.12%
2014	0.45%	to	2.45%	1,414,783	11.09	to	10.29	15,071,151	1.97%	3.70%	to	1.62%
2013	0.45%	to	2.45%	1,920,626	10.69	to	10.13	19,950,741	2.02%	-2.49%	to	-4.45%
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2017	0.45%	to	2.50%	441,128	7.02	to	5.99	2,828,075	11.15%	1.59%	to	-0.50%
2016	0.45%	to	2.50%	436,023	6.91	to	6.02	2,791,510	0.99%	14.36%	to	12.01%
2015	0.45%	to	2.50%	250,185	6.04	to	5.37	1,424,468	4.22%	-26.00%	to	-27.52%
2014	0.45%	to	2.50%	207,140	8.17	to	7.41	1,610,927	0.28%	-18.99%	to	-20.66%
2013	0.45%	to	2.50%	185,582	10.08	to	9.34	1,798,964	1.66%	-15.10%	to	-16.85%
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2017	0.45%	to	2.20%	307,657	14.78	to	12.90	4,240,109	4.98%	9.29%	to	7.37%
2016	0.45%	to	2.15%	274,015	13.52	to	12.06	3,481,123	5.25%	12.71%	to	10.79%
2015	0.45%	to	2.15%	221,269	12.00	to	10.88	2,500,438	5.14%	-2.80%	to	-4.46%
2014	0.45%	to	2.45%	355,130	12.34	to	11.23	4,181,911	5.30%	0.95%	to	-1.08%
2013	0.45%	to	2.15%	330,217	12.23	to	11.48	3,895,080	4.76%	-7.46%	to	-9.04%
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
2017	0.45%	to	2.50%	474,895	12.31	to	10.49	5,376,317	1.82%	8.03%	to	5.82%
2016	0.45%	to	2.50%	529,621	11.39	to	9.92	5,609,974	1.42%	3.48%	to	1.35%
2015	0.45%	to	2.50%	626,063	11.01	to	9.78	6,480,577	1.73%	-4.57%	to	-6.53%
2014	0.45%	to	2.50%	618,483	11.53	to	10.47	6,776,960	2.38%	1.70%	to	-0.40%
2013	0.45%	to	2.50%	479,981	11.34	to	10.51	5,237,413	0.92%	-8.98%	to	-10.85%
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2017	0.45%	to	2.50%	1,602,379	15.60	to	13.30	23,260,174	4.72%	6.04%	to	3.86%
2016	0.45%	to	2.50%	2,423,168	14.71	to	12.81	33,477,356	5.17%	11.85%	to	9.55%
2015	0.45%	to	2.50%	1,375,441	13.15	to	11.69	17,117,278	5.01%	-2.21%	to	-4.22%
2014	0.45%	to	2.50%	1,105,129	13.45	to	12.20	14,193,525	5.36%	2.77%	to	0.65%
2013	0.45%	to	2.50%	3,173,122	13.09	to	12.13	40,136,238	5.31%	5.15%	to	2.99%
Variable Insurance Trust - Unconstrained Bond Portfolio - Advisor Class (PMUBA)
2017	0.45%	to	2.45%	317,179	10.84	to	9.97	3,287,563	1.63%	4.44%	to	2.34%
2016	0.45%	to	2.45%	297,378	10.38	to	9.74	2,982,256	1.62%	4.16%	to	2.08%
2015	0.45%	to	2.20%	401,420	9.96	to	9.59	3,901,224	3.36%	-2.23%	to	-3.95%
2014	0.45%	to	2.20%	374,575	10.19	to	9.99	3,767,064	1.18%	2.48%	to	0.68%
2013	1.15%	to	1.60%	27,734			9.93	275,464	0.03%			-0.72%	****
Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)
2017	0.85%	to	1.65%	300,317	10.23	to	10.02	3,045,668	1.61%	1.44%	to	0.62%
2016	0.85%	to	1.35%	118,194	10.08	to	10.01	1,186,767	1.50%	1.40%	to	0.89%
2015	1.00%	to	1.35%	14,959	9.93	to	9.92	148,456	0.21%	-0.66%	to	-0.82%	****
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Advisor Class (PMVFHV)
2017	0.85%	to	1.85%	193,168	10.13	to	10.06	1,952,631	22.87%	1.28%	to	0.61%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2017	1.00%	to	2.45%	74,446	11.40	to	10.73	831,271	0.31%	11.98%	to	10.35%
2016	1.00%	to	2.45%	69,705	10.18	to	9.72	698,198	0.33%	3.30%	to	1.79%
2015	1.00%	to	2.45%	53,424	9.85	to	9.55	519,462	0.11%	-6.76%	to	-8.13%
2014	1.25%	to	2.15%	10,294	10.54	to	10.43	107,843	0.06%	2.65%	to	1.71%
VIT - Goldman Sachs High Quality Floating Rate Fund- Advisor Shares (GVHQFA)
2017	0.85%	to	2.50%	466,312	9.89	to	9.38	4,546,390	1.24%	0.40%	to	-1.27%
2016	0.45%	to	2.50%	162,528	9.93	to	9.50	1,576,716	0.89%	0.51%	to	-1.56%
2015	1.00%	to	2.50%	133,762	9.82	to	9.65	1,304,668	0.34%	-1.56%	to	-3.05%
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
2017	0.45%	to	2.10%	170,315	9.42	to	8.94	1,556,625	0.77%	-2.76%	to	-4.37%
2016	0.45%	to	2.10%	152,168	9.69	to	9.35	1,442,252	2.11%	0.29%	to	-1.37%
2015	0.45%	to	2.10%	115,180	9.66	to	9.48	1,099,600	2.33%	-2.69%	to	-4.30%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2017	0.95%	to	1.65%	24,669	23.80	to	14.16	359,565	4.32%	5.58%	to	5.26%
2016	0.95%	to	1.80%	26,272	22.55	to	13.32	362,441	4.65%	12.19%	to	11.74%
2015	0.95%	to	2.10%	32,265	20.10	to	11.71	396,509	4.52%	-5.58%	to	-6.25%
2014	0.95%	to	2.10%	45,927	21.28	to	12.49	619,568	4.49%	-1.66%	to	-2.39%
2013	0.95%	to	2.10%	59,331	21.64	to	12.80	807,700	5.09%	10.30%	to	9.46%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP UltraShort NASDAQ-100 (PROUSN)
2017	1.15%	to	2.15%	612,696	$0.37	to	$0.34	$218,981	0.00%	-45.57%	to	-46.12%
2016	1.15%	to	2.15%	620,012	0.67	to	0.63	405,179	0.00%	-21.13%	to	-21.92%
2015	0.45%	to	2.45%	505,722	0.89	to	0.79	417,092	0.00%	-26.59%	to	-28.07%
2014	1.15%	to	2.15%	473,189	1.17	to	1.12	535,542	0.00%	-36.49%	to	-37.14%
2013	0.65%	to	2.15%	238,140	1.88	to	1.78	427,662	0.00%	-48.97%	to	-49.74%
VP Access High Yield Fund (PROAHY)
2017	0.45%	to	2.15%	588,901	16.03	to	14.05	8,831,381	2.97%	4.32%	to	2.55%
2016	0.45%	to	2.50%	2,239,656	15.36	to	13.37	33,011,718	3.27%	8.51%	to	6.28%
2015	0.45%	to	2.45%	438,199	14.16	to	12.62	5,844,517	1.50%	-0.30%	to	-2.30%
2014	0.45%	to	2.45%	536,044	14.20	to	12.92	7,265,745	6.11%	1.88%	to	-0.17%
2013	0.45%	to	2.45%	6,759,648	13.94	to	12.94	91,050,949	2.72%	9.52%	to	7.32%
VP Asia 30 (PROA30)
2017	0.45%	to	2.10%	167,785	12.53	to	11.02	1,944,286	0.00%	32.28%	to	30.10%
2016	0.45%	to	2.10%	143,905	9.47	to	8.47	1,271,269	1.07%	0.19%	to	-1.47%
2015	0.45%	to	2.35%	250,619	9.45	to	8.48	2,216,005	0.33%	-9.79%	to	-11.51%
2014	0.45%	to	2.45%	139,150	10.48	to	9.53	1,382,202	0.08%	-2.01%	to	-3.98%
2013	0.45%	to	2.45%	264,312	10.69	to	9.93	2,720,895	0.03%	14.45%	to	12.16%
VP Banks (PROBNK)
2017	0.45%	to	2.45%	183,886	20.76	to	18.14	3,531,126	0.25%	17.39%	to	15.04%
2016	0.45%	to	2.45%	236,108	17.69	to	15.77	3,905,956	0.22%	22.68%	to	20.22%
2015	0.45%	to	2.45%	153,779	14.42	to	13.12	2,094,309	0.19%	-0.88%	to	-2.87%
2014	1.15%	to	2.45%	85,417	14.18	to	13.50	1,188,941	0.10%	9.11%	to	7.67%
2013	0.45%	to	2.15%	126,901	13.24	to	12.64	1,633,420	0.28%	32.85%	to	30.59%
VP Basic Materials (PROBM)
2017	0.45%	to	2.15%	1,209,541	12.38	to	11.04	13,903,137	0.45%	22.40%	to	20.32%
2016	0.45%	to	2.15%	708,738	10.11	to	9.17	6,742,656	0.61%	17.96%	to	15.95%
2015	0.45%	to	2.15%	136,926	8.57	to	7.91	1,108,008	0.52%	-14.31%	to	-15.77%
2014	1.15%	to	2.15%	202,526	9.75	to	9.39	1,933,798	0.99%	0.52%	to	-0.50%
2013	0.45%	to	2.20%	262,357	9.89	to	9.43	2,519,862	0.83%	17.90%	to	15.83%
VP Bear (PROBR)
2017	0.45%	to	1.90%	161,839	2.84	to	2.54	425,996	0.00%	-18.33%	to	-19.52%
2016	0.45%	to	2.10%	242,023	3.48	to	3.11	788,514	0.00%	-13.44%	to	-14.87%
2015	0.65%	to	2.10%	210,408	3.97	to	3.65	793,510	0.00%	-5.54%	to	-6.92%
2014	0.65%	to	2.35%	375,099	4.20	to	3.88	1,502,426	0.00%	-14.81%	to	-16.26%
2013	0.45%	to	2.35%	327,711	4.97	to	4.63	1,562,595	0.00%	-26.88%	to	-28.28%
VP Biotechnology (PROBIO)
2017	0.45%	to	2.50%	204,680	30.11	to	26.22	5,713,562	0.00%	21.99%	to	19.49%
2016	0.45%	to	2.50%	199,002	24.69	to	21.94	4,604,995	0.00%	-15.86%	to	-17.59%
2015	0.45%	to	2.50%	259,473	29.34	to	26.62	7,216,474	0.00%	2.84%	to	0.72%
2014	0.45%	to	2.50%	449,535	28.53	to	26.44	12,338,212	0.00%	29.14%	to	26.49%
2013	0.45%	to	2.45%	330,278	22.09	to	20.93	7,081,443	0.00%	67.66%	to	64.30%
VP Bull (PROBL)
2017	0.45%	to	2.50%	546,147	21.69	to	18.49	11,012,733	0.00%	18.81%	to	16.37%
2016	0.45%	to	2.50%	767,266	18.25	to	15.89	13,105,082	0.00%	9.17%	to	6.93%
2015	0.45%	to	2.50%	1,599,922	16.72	to	14.86	25,380,545	0.00%	-0.91%	to	-2.95%
2014	0.45%	to	2.50%	2,442,600	16.87	to	15.31	39,528,358	0.00%	10.97%	to	8.68%
2013	0.45%	to	2.50%	711,453	15.21	to	14.09	10,433,701	0.00%	29.17%	to	26.51%
VP Consumer Goods (PROCG)
2017	0.45%	to	2.50%	137,173	18.85	to	16.41	2,406,014	0.76%	14.54%	to	12.19%
2016	0.45%	to	2.50%	223,172	16.46	to	14.63	3,428,554	0.88%	3.08%	to	0.96%
2015	0.45%	to	2.50%	458,236	15.97	to	14.49	6,947,832	0.51%	3.69%	to	1.56%
2014	0.45%	to	2.45%	620,053	15.40	to	14.29	9,185,663	0.90%	9.73%	to	7.53%
2013	0.45%	to	2.15%	102,777	14.03	to	13.40	1,401,184	0.86%	27.87%	to	25.69%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Consumer Services (PROCS)
2017	0.45%	to	2.15%	479,056	$23.39	to	$20.86	$10,422,922	0.00%	17.84%	to	15.83%
2016	0.45%	to	2.15%	420,130	19.85	to	18.01	7,857,628	0.00%	3.72%	to	1.95%
2015	0.45%	to	2.50%	382,999	19.14	to	17.37	6,991,167	0.00%	4.22%	to	2.07%
2014	0.45%	to	2.45%	588,414	18.36	to	17.05	10,408,997	0.00%	11.95%	to	9.71%
2013	0.45%	to	2.15%	320,513	16.40	to	15.67	5,108,147	0.17%	39.24%	to	36.86%
VP Emerging Markets (PROEM)
2017	0.45%	to	2.45%	961,453	10.15	to	8.69	8,997,702	0.07%	32.66%	to	30.01%
2016	0.45%	to	2.45%	538,359	7.65	to	6.68	3,857,383	0.23%	10.51%	to	8.30%
2015	0.45%	to	2.45%	244,196	6.92	to	6.17	1,594,714	1.70%	-17.73%	to	-19.39%
2014	0.45%	to	2.45%	373,572	8.41	to	7.65	2,987,574	0.21%	-3.85%	to	-5.79%
2013	0.45%	to	2.45%	425,737	8.75	to	8.12	3,580,510	0.38%	-6.84%	to	-8.72%
VP Europe 30 (PROE30)
2017	0.45%	to	2.45%	329,321	14.02	to	12.00	4,231,690	2.17%	19.17%	to	16.79%
2016	0.45%	to	2.45%	266,682	11.77	to	10.28	2,905,976	2.62%	7.33%	to	5.17%
2015	0.45%	to	2.45%	404,677	10.96	to	9.77	4,147,047	4.52%	-11.28%	to	-13.06%
2014	0.45%	to	2.45%	271,242	12.36	to	11.24	3,183,952	1.22%	-9.06%	to	-10.89%
2013	0.45%	to	2.45%	314,135	13.59	to	12.61	4,079,277	0.46%	21.09%	to	18.66%
VP Financials (PROFIN)
2017	0.45%	to	2.50%	411,042	20.23	to	17.61	7,735,315	0.40%	17.66%	to	15.24%
2016	0.45%	to	2.50%	539,835	17.19	to	15.28	8,705,406	0.34%	14.80%	to	12.44%
2015	0.45%	to	2.50%	801,013	14.98	to	13.59	11,416,836	0.12%	-1.94%	to	-3.96%
2014	0.45%	to	2.45%	237,817	15.27	to	14.18	3,480,598	0.10%	12.41%	to	10.15%
2013	1.15%	to	2.45%	135,152	13.33	to	12.87	1,777,733	0.34%	30.56%	to	28.84%
VP Health Care (PROHC)
2017	0.45%	to	2.50%	427,976	23.24	to	20.24	9,224,591	0.00%	20.37%	to	17.90%
2016	0.45%	to	2.50%	406,975	19.31	to	17.16	7,373,999	0.00%	-4.48%	to	-6.45%
2015	0.45%	to	2.50%	583,272	20.22	to	18.35	11,179,218	0.00%	4.55%	to	2.40%
2014	0.45%	to	2.50%	727,943	19.34	to	17.92	13,490,662	0.05%	23.14%	to	20.61%
2013	0.45%	to	2.50%	407,435	15.70	to	14.86	6,211,685	0.33%	39.13%	to	36.27%
VP Industrials (PROIND)
2017	0.45%	to	2.35%	809,946	20.07	to	17.65	15,114,755	0.18%	21.85%	to	19.53%
2016	0.45%	to	2.35%	792,642	16.47	to	14.77	12,284,545	0.24%	17.02%	to	14.79%
2015	0.45%	to	2.35%	540,448	14.07	to	12.86	7,233,997	0.18%	-3.86%	to	-5.69%
2014	0.45%	to	2.45%	251,139	14.64	to	13.59	3,536,581	0.17%	5.10%	to	2.99%
2013	0.45%	to	2.35%	532,485	13.93	to	13.23	7,200,812	0.30%	37.57%	to	34.94%
VP International (PROINT)
2017	0.45%	to	2.15%	471,324	13.44	to	11.78	5,857,806	0.00%	21.25%	to	19.19%
2016	0.45%	to	2.15%	184,497	11.08	to	9.88	1,918,056	0.00%	-1.37%	to	-3.05%
2015	0.45%	to	2.10%	193,125	11.24	to	10.22	2,065,351	0.00%	-3.96%	to	-5.55%
2014	0.45%	to	2.10%	200,598	11.70	to	10.82	2,237,707	0.00%	-8.52%	to	-10.04%
2013	0.45%	to	2.45%	383,339	12.79	to	11.87	4,695,778	0.00%	18.96%	to	16.57%
VP Internet (PRONET)
2017	0.45%	to	2.45%	248,719	26.29	to	22.96	6,102,225	0.00%	35.44%	to	32.73%
2016	0.45%	to	2.45%	231,575	19.41	to	17.30	4,238,715	0.00%	5.06%	to	2.95%
2015	0.45%	to	2.50%	382,997	18.47	to	16.76	6,726,750	0.00%	19.81%	to	17.34%
2014	0.45%	to	2.45%	131,448	15.42	to	14.31	1,950,007	0.00%	0.67%	to	-1.36%
2013	0.45%	to	2.45%	219,621	15.32	to	14.51	3,265,348	0.00%	51.03%	to	48.00%
VP Japan (PROJP)
2017	0.45%	to	2.15%	130,637	16.77	to	14.70	2,025,863	0.00%	17.92%	to	15.91%
2016	0.45%	to	2.15%	131,868	14.23	to	12.68	1,748,199	0.00%	-0.04%	to	-1.74%
2015	0.45%	to	2.35%	226,725	14.23	to	12.76	3,026,252	0.00%	5.33%	to	3.32%
2014	0.45%	to	2.20%	134,742	13.51	to	12.44	1,732,082	0.00%	2.76%	to	0.96%
2013	0.45%	to	2.20%	303,478	13.15	to	12.32	3,830,548	0.00%	47.57%	to	44.98%
VP NASDAQ-100 (PRON)
2017	0.45%	to	2.45%	416,081	28.68	to	24.56	11,037,773	0.00%	29.79%	to	27.19%
2016	0.45%	to	2.45%	513,642	22.10	to	19.31	10,640,584	0.00%	4.78%	to	2.68%
2015	0.45%	to	2.45%	747,756	21.09	to	18.80	14,937,745	0.00%	6.97%	to	4.82%
2014	0.45%	to	2.45%	940,882	19.72	to	17.94	17,742,745	0.00%	16.48%	to	14.14%
2013	0.45%	to	2.45%	634,252	16.93	to	15.72	10,386,060	0.00%	33.67%	to	30.99%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Oil & Gas (PROOG)
2017	0.45%	to	2.50%	1,078,772	$11.57	to	$9.86	$11,351,303	1.17%	-3.61%	to	-5.59%
2016	0.45%	to	2.50%	1,258,835	12.00	to	10.44	13,903,142	1.35%	23.63%	to	21.09%
2015	0.45%	to	2.50%	1,185,343	9.71	to	8.63	10,717,212	0.68%	-23.72%	to	-25.29%
2014	0.45%	to	2.50%	886,429	12.72	to	11.55	10,659,196	0.46%	-11.27%	to	-13.10%
2013	0.45%	to	2.50%	290,843	14.34	to	13.29	4,009,939	0.46%	23.51%	to	20.97%
VP Pharmaceuticals (PROPHR)
2017	0.45%	to	2.50%	102,623	19.84	to	17.27	1,870,010	0.86%	9.86%	to	7.61%
2016	0.45%	to	2.50%	137,426	18.06	to	16.05	2,312,517	0.82%	-4.17%	to	-6.13%
2015	0.45%	to	2.50%	235,796	18.84	to	17.10	4,203,402	0.59%	3.97%	to	1.83%
2014	0.45%	to	2.45%	246,310	18.12	to	16.83	4,274,560	0.67%	18.82%	to	16.44%
2013	0.45%	to	2.45%	212,949	15.25	to	14.45	3,148,383	2.06%	31.03%	to	28.40%
VP Precious Metals (PROPM)
2017	0.45%	to	2.50%	1,078,639	3.61	to	3.14	3,596,520	0.00%	4.81%	to	2.65%
2016	0.45%	to	2.50%	1,076,007	3.44	to	3.06	3,478,027	0.00%	55.12%	to	51.93%
2015	0.45%	to	2.50%	828,838	2.22	to	2.01	1,738,321	0.00%	-33.15%	to	-34.53%
2014	0.45%	to	2.50%	608,583	3.32	to	3.07	1,943,549	0.00%	-24.21%	to	-25.77%
2013	0.45%	to	2.50%	516,611	4.38	to	4.14	2,198,155	0.00%	-38.22%	to	-39.50%
VP Real Estate (PRORE)
2017	0.45%	to	2.50%	198,500	15.26	to	13.28	2,814,335	0.75%	7.56%	to	5.36%
2016	0.45%	to	2.50%	242,989	14.18	to	12.61	3,246,449	1.24%	5.25%	to	3.09%
2015	0.45%	to	2.50%	641,284	13.48	to	12.23	8,205,536	0.64%	-0.13%	to	-2.18%
2014	0.45%	to	2.50%	510,356	13.49	to	12.50	6,623,469	1.77%	24.45%	to	21.89%
2013	0.45%	to	2.50%	186,742	10.84	to	10.26	1,968,101	1.11%	-0.36%	to	-2.41%
VP Rising Rates Opportunity (PRORRO)
2017	0.45%	to	2.15%	80,657	3.33	to	2.92	249,284	0.00%	-12.30%	to	-13.79%
2016	0.45%	to	2.35%	849,813	3.80	to	3.34	3,009,715	0.00%	-5.59%	to	-7.38%
2015	0.45%	to	2.20%	128,910	4.03	to	3.64	485,909	0.00%	-2.03%	to	-3.75%
2014	0.45%	to	2.20%	157,991	4.11	to	3.78	614,204	0.00%	-30.57%	to	-31.79%
2013	0.45%	to	2.45%	406,251	5.92	to	5.49	2,315,767	0.00%	15.95%	to	13.62%
VP Semiconductor (PROSCN)
2017	0.45%	to	2.45%	248,980	24.95	to	21.80	5,799,352	0.20%	34.95%	to	32.25%
2016	0.45%	to	2.15%	196,042	18.49	to	16.77	3,414,804	0.14%	27.13%	to	24.97%
2015	0.45%	to	2.15%	98,642	14.55	to	13.42	1,368,093	0.44%	-3.31%	to	-4.96%
2014	0.45%	to	2.45%	371,556	15.04	to	13.97	5,387,504	0.14%	33.92%	to	31.24%
2013	0.45%	to	2.15%	27,132	11.23	to	10.73	297,110	0.14%	32.87%	to	30.61%
VP Short Emerging Markets (PROSEM)
2017	0.85%	to	2.30%	27,944	4.95	to	4.42	133,537	0.00%	-28.45%	to	-29.50%
2016	1.15%	to	2.30%	16,032	6.78	to	6.27	106,769	0.00%	-17.20%	to	-18.16%
2015	1.15%	to	2.45%	28,179	8.18	to	7.59	222,881	0.00%	10.24%	to	8.79%
2014	1.35%	to	2.30%	6,375	7.35	to	7.03	46,252	0.00%	-4.24%	to	-5.16%
2013	0.45%	to	2.30%	33,825	7.94	to	7.41	262,351	0.00%	-0.68%	to	-2.53%
VP Short International (PROSIN)
2017	1.15%	to	2.30%	24,141	3.74	to	3.42	86,875	0.00%	-21.55%	to	-22.46%
2016	0.65%	to	2.30%	102,919	4.93	to	4.41	483,657	0.00%	-6.51%	to	-8.06%
2015	0.45%	to	2.30%	52,420	5.33	to	4.79	263,074	0.00%	-4.22%	to	-6.00%
2014	1.15%	to	2.30%	85,409	5.39	to	5.10	442,228	0.00%	1.62%	to	0.44%
2013	0.45%	to	2.30%	99,808	5.44	to	5.08	515,832	0.00%	-21.36%	to	-22.83%
VP Short NASDAQ-100 (PROSN)
2017	1.25%	to	2.15%	60,228	1.92	to	1.79	112,769	0.00%	-26.18%	to	-26.85%
2016	0.45%	to	2.15%	280,028	2.75	to	2.45	709,190	0.00%	-10.46%	to	-11.99%
2015	0.45%	to	1.85%	54,422	3.07	to	2.83	158,731	0.00%	-13.44%	to	-14.65%
2014	0.45%	to	2.15%	114,259	3.54	to	3.27	381,614	0.00%	-19.74%	to	-21.12%
2013	0.45%	to	2.15%	100,893	4.42	to	4.15	423,062	0.00%	-29.72%	to	-30.92%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Technology (PROTEC)
2017	0.45%	to	2.15%	619,987	$23.03	to	$20.54	$13,212,314	0.05%	34.58%	to	32.29%
2016	0.45%	to	2.45%	284,726	17.12	to	15.26	4,559,670	0.00%	11.84%	to	9.60%
2015	0.45%	to	2.35%	550,302	15.30	to	13.99	7,978,790	0.00%	1.94%	to	0.00%
2014	0.45%	to	2.50%	410,320	15.01	to	13.91	5,892,607	0.00%	17.58%	to	15.16%
2013	0.85%	to	2.15%	329,911	12.63	to	12.19	4,079,935	0.00%	24.13%	to	22.50%
VP Telecommunications (PROTEL)
2017	0.45%	to	2.35%	66,977	14.79	to	13.01	918,448	3.10%	-2.56%	to	-4.42%
2016	0.45%	to	2.45%	94,732	15.18	to	13.53	1,352,938	1.63%	21.11%	to	18.69%
2015	0.45%	to	2.10%	30,985	12.53	to	11.59	368,536	6.74%	1.06%	to	-0.61%
2014	0.45%	to	2.15%	47,871	12.40	to	11.64	570,687	4.46%	0.11%	to	-1.60%
2013	0.45%	to	2.45%	34,300	12.39	to	11.74	412,848	1.85%	11.56%	to	9.32%
VP U.S. Government Plus (PROGVP)
2017	0.45%	to	2.15%	78,670	16.90	to	14.81	1,213,650	0.45%	9.00%	to	7.14%
2016	0.45%	to	2.15%	99,532	15.51	to	13.83	1,428,728	0.00%	-0.76%	to	-2.45%
2015	0.45%	to	2.15%	246,664	15.63	to	14.17	3,594,158	0.00%	-6.07%	to	-7.67%
2014	0.45%	to	2.20%	161,162	16.64	to	15.32	2,539,122	0.18%	35.78%	to	33.39%
2013	0.65%	to	2.15%	135,761	12.16	to	11.50	1,593,389	0.17%	-19.64%	to	-20.85%
VP UltraNASDAQ-100 (PROUN)
2017	0.45%	to	2.50%	78,230	74.05	to	63.16	5,342,361	0.00%	67.57%	to	64.14%
2016	0.45%	to	2.50%	118,652	44.19	to	38.48	4,959,448	0.00%	8.13%	to	5.91%
2015	0.45%	to	2.45%	73,879	40.87	to	36.43	2,850,033	0.00%	13.09%	to	10.82%
2014	0.45%	to	2.50%	184,912	36.14	to	32.80	6,287,569	0.00%	35.23%	to	32.45%
2013	0.45%	to	2.45%	312,708	26.72	to	24.81	8,062,616	0.00%	78.24%	to	74.66%
VP Utilities (PROUTL)
2017	0.45%	to	2.50%	260,362	18.02	to	15.69	4,345,625	2.33%	10.14%	to	7.88%
2016	0.45%	to	2.50%	307,568	16.36	to	14.54	4,714,339	1.16%	14.56%	to	12.21%
2015	0.45%	to	2.50%	197,035	14.28	to	12.96	2,667,033	1.42%	-6.82%	to	-8.74%
2014	0.45%	to	2.50%	364,675	15.33	to	14.20	5,370,466	2.19%	25.32%	to	22.74%
2013	0.45%	to	2.50%	112,703	12.23	to	11.57	1,336,584	3.07%	12.80%	to	10.48%
VT Equity Income Fund: Class IB (PVEIB)
2017	0.85%	to	1.65%	296,870	12.49	to	12.24	3,678,151	1.27%	17.77%	to	16.82%
2016	0.85%	to	1.55%	162,774	10.60	to	10.49	1,718,133	1.40%	12.68%	to	11.89%
2015	1.00%	to	1.55%	52,116	9.40	to	9.38	489,720	0.00%	-5.97%	to	-6.21%	****
Global Managed Futures Strategy (RVMFU)
2017	0.45%	to	2.15%	840,325	7.36	to	6.30	5,689,604	1.52%	8.22%	to	6.38%
2016	0.45%	to	2.15%	976,706	6.80	to	5.92	6,152,011	3.41%	-15.15%	to	-16.59%
2015	0.45%	to	2.35%	991,335	8.02	to	7.00	7,358,106	1.96%	-1.99%	to	-3.86%
2014	0.45%	to	2.35%	439,704	8.18	to	7.28	3,359,616	0.00%	11.58%	to	9.45%
2013	0.45%	to	2.55%	454,481	7.33	to	6.58	3,156,056	0.00%	2.13%	to	-0.03%
Variable Fund - Long Short Equity Fund (RSRF)
2017	0.45%	to	2.15%	495,742	12.23	to	17.50	7,837,567	0.34%	14.34%	to	12.39%
2016	0.45%	to	2.50%	562,396	10.70	to	9.96	7,891,364	0.00%	0.20%	to	-1.85%
2015	0.45%	to	2.35%	776,095	10.68	to	15.40	10,894,555	0.00%	0.80%	to	-1.12%
2014	0.45%	to	2.40%	546,015	10.59	to	15.48	7,808,046	0.00%	2.33%	to	0.33%
2013	0.45%	to	2.55%	564,715	10.35	to	10.21	7,978,425	0.00%	16.93%	to	14.46%
Variable Trust - Banking Fund (RBKF)
2017	0.45%	to	2.45%	315,722	9.01	to	6.69	3,349,648	0.24%	11.98%	to	9.74%
2016	0.45%	to	2.45%	557,503	8.04	to	6.09	5,365,058	1.11%	26.68%	to	24.14%
2015	1.15%	to	2.45%	404,243	8.17	to	4.91	3,087,040	0.47%	-5.95%	to	-7.19%
2014	0.45%	to	2.45%	233,270	6.70	to	5.29	1,926,493	1.36%	2.95%	to	0.89%
2013	1.15%	to	2.40%	196,923	8.50	to	6.91	1,611,604	0.55%	27.70%	to	26.08%
Variable Trust - Basic Materials Fund (RBMF)
2017	0.45%	to	2.45%	219,709	13.82	to	14.73	5,671,248	0.54%	20.89%	to	18.47%
2016	0.45%	to	2.45%	262,544	11.43	to	12.43	5,817,974	0.00%	30.27%	to	27.66%
2015	0.45%	to	2.50%	118,511	8.77	to	9.69	2,097,515	0.00%	-17.67%	to	-19.37%
2014	0.45%	to	2.50%	167,362	10.66	to	12.02	3,602,338	3.09%	-2.26%	to	-4.27%
2013	0.45%	to	2.50%	218,828	10.90	to	12.55	4,895,991	0.62%	0.79%	to	-1.28%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - Biotechnology Fund (RBF)
2017	0.45%	to	2.50%	310,675	$41.01	to	$28.49	$9,987,924	0.00%	28.86%	to	26.21%
2016	0.45%	to	2.50%	309,616	31.83	to	22.58	7,859,297	0.00%	-20.02%	to	-21.67%
2015	0.45%	to	2.50%	453,190	39.80	to	28.82	14,533,009	0.00%	7.99%	to	5.76%
2014	0.45%	to	2.50%	458,541	36.85	to	27.25	13,717,417	0.00%	32.10%	to	29.38%
2013	0.45%	to	2.50%	412,742	27.90	to	21.06	9,526,308	0.00%	53.51%	to	50.35%
Variable Trust - Commodities Strategy Fund (RVCMD)
2017	0.45%	to	2.50%	652,197	3.14	to	2.35	1,438,132	0.00%	3.96%	to	1.83%
2016	0.45%	to	2.50%	889,510	3.02	to	2.31	1,935,730	0.00%	9.91%	to	7.65%
2015	0.65%	to	2.50%	764,311	2.70	to	2.15	1,492,889	0.00%	-34.23%	to	-35.46%
2014	0.65%	to	2.50%	809,296	4.11	to	3.32	2,425,031	0.00%	-34.44%	to	-35.66%
2013	0.45%	to	2.55%	679,934	6.35	to	5.15	3,163,749	0.00%	-3.65%	to	-5.68%
Variable Trust - Consumer Products Fund (RCPF)
2017	0.45%	to	2.35%	207,014	24.71	to	29.59	7,028,978	1.00%	11.03%	to	8.92%
2016	0.45%	to	2.45%	293,161	22.26	to	21.04	8,984,959	0.66%	4.94%	to	2.84%
2015	0.45%	to	2.50%	553,132	21.21	to	20.35	16,115,663	0.50%	5.74%	to	3.57%
2014	0.45%	to	2.50%	317,791	20.06	to	19.65	8,838,889	0.62%	12.12%	to	9.81%
2013	0.45%	to	2.50%	312,694			17.89	7,850,995	1.14%			25.05%
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2017	0.45%	to	2.50%	236,677	28.99	to	30.68	8,789,192	0.05%	57.80%	to	54.57%
2016	0.45%	to	2.50%	386,051	18.37	to	19.85	9,227,553	0.00%	30.13%	to	27.46%
2015	0.45%	to	2.50%	800,214	14.12	to	15.57	14,986,879	0.00%	-4.65%	to	-6.61%
2014	0.45%	to	2.50%	484,688	14.80	to	16.68	9,586,358	0.00%	16.28%	to	13.88%
2013	0.45%	to	2.50%	860,829	12.73	to	14.64	15,127,161	0.00%	61.97%	to	58.64%
Variable Trust - Electronics Fund (RELF)
2017	0.45%	to	2.35%	359,692	19.07	to	18.26	6,303,065	0.00%	30.47%	to	27.99%
2016	0.45%	to	2.45%	352,421	14.62	to	11.44	4,829,681	0.00%	23.78%	to	21.30%
2015	0.45%	to	2.50%	335,163	11.81	to	9.38	3,788,042	0.00%	1.64%	to	-0.45%
2014	0.45%	to	2.50%	400,386	11.62	to	9.42	4,465,554	0.00%	23.18%	to	20.65%
2013	0.45%	to	2.50%	234,202	9.43	to	7.81	2,140,213	0.25%	34.44%	to	31.68%
Variable Trust - Energy Fund (RENF)
2017	0.45%	to	2.35%	633,358	8.04	to	16.64	10,865,224	0.59%	-6.69%	to	-8.46%
2016	0.45%	to	2.45%	952,588	8.61	to	8.67	17,650,131	0.82%	30.78%	to	28.16%
2015	0.45%	to	2.50%	839,869	6.59	to	6.73	11,995,085	0.41%	-30.54%	to	-31.97%
2014	0.45%	to	2.50%	759,621	9.48	to	9.90	15,822,605	0.17%	-18.99%	to	-20.66%
2013	0.45%	to	2.50%	306,654	11.71	to	12.48	8,105,926	0.20%	22.91%	to	20.38%
Variable Trust - Energy Services Fund (RESF)
2017	0.45%	to	2.50%	428,056	4.88	to	5.03	5,664,558	0.00%	-19.01%	to	-20.67%
2016	0.45%	to	2.50%	587,594	6.02	to	6.35	9,471,392	1.00%	22.60%	to	20.08%
2015	0.45%	to	2.50%	597,799	4.91	to	5.29	7,964,659	0.37%	-32.01%	to	-33.41%
2014	0.45%	to	2.50%	552,521	7.23	to	7.94	11,202,901	0.00%	-29.66%	to	-31.11%
2013	0.45%	to	2.50%	261,356	10.27	to	11.52	7,762,863	0.00%	23.33%	to	20.79%
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2017	0.45%	to	2.15%	231,471	6.86	to	11.93	2,494,103	0.96%	28.02%	to	25.85%
2016	1.15%	to	2.15%	92,509	9.24	to	9.48	829,321	1.72%	-6.66%	to	-7.60%
2015	0.45%	to	2.15%	108,694	5.70	to	10.26	1,036,926	1.24%	-7.60%	to	-9.18%
2014	0.45%	to	2.15%	134,608	6.17	to	11.30	1,362,829	0.92%	-12.88%	to	-14.37%
2013	0.45%	to	2.20%	598,527	7.08	to	13.12	7,083,250	0.19%	23.34%	to	21.17%
Variable Trust - Financial Services Fund (RFSF)
2017	0.45%	to	2.50%	502,360	11.69	to	9.25	7,099,794	0.44%	15.05%	to	12.69%
2016	0.45%	to	2.50%	735,445	10.16	to	8.21	9,094,946	1.42%	15.31%	to	12.94%
2015	0.45%	to	2.50%	693,822	8.81	to	7.27	7,555,577	0.36%	-4.42%	to	-6.39%
2014	0.45%	to	2.50%	671,332	9.22	to	7.77	7,747,716	0.64%	12.07%	to	9.77%
2013	0.45%	to	2.50%	505,938	8.22	to	7.07	5,285,828	0.51%	26.98%	to	24.37%
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2017	0.45%	to	2.15%	255,028	19.07	to	15.91	5,115,436	1.24%	9.14%	to	7.28%
2016	0.45%	to	2.15%	349,360	17.47	to	14.83	6,448,764	0.88%	-0.79%	to	-2.48%
2015	0.45%	to	2.45%	456,187	17.61	to	14.06	8,447,751	0.89%	-5.52%	to	-7.42%
2014	0.45%	to	2.55%	621,779	18.64	to	15.05	12,309,884	0.69%	34.05%	to	31.23%
2013	0.45%	to	2.55%	349,681	13.91	to	11.47	5,255,438	0.73%	-18.62%	to	-20.34%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - Health Care Fund (RHCF)
2017	0.45%	to	2.45%	479,809	$24.47	to	$20.25	$12,553,597	0.00%	22.31%	to	19.86%
2016	0.45%	to	2.45%	510,299	20.00	to	16.89	10,998,993	0.00%	-10.10%	to	-11.90%
2015	0.45%	to	2.50%	798,201	22.25	to	19.08	19,342,049	0.00%	4.06%	to	1.92%
2014	0.45%	to	2.50%	818,470	21.38	to	18.72	19,291,518	0.00%	24.06%	to	21.50%
2013	0.45%	to	2.50%	702,990	17.24	to	15.41	13,485,978	0.20%	41.18%	to	38.27%
Variable Trust - Internet Fund (RINF)
2017	0.45%	to	2.20%	136,439	26.74	to	36.69	5,204,336	0.00%	33.36%	to	31.02%
2016	0.45%	to	2.35%	169,573	20.05	to	27.42	4,936,192	0.00%	3.97%	to	1.99%
2015	0.45%	to	2.50%	214,786	19.28	to	17.79	6,020,677	0.00%	7.87%	to	5.65%
2014	0.45%	to	2.50%	134,520	17.88	to	16.84	3,583,436	0.00%	1.50%	to	-0.59%
2013	0.45%	to	2.50%	310,691	17.61	to	16.94	8,210,449	0.00%	50.55%	to	47.45%
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2017	1.15%	to	2.30%	10,883,858	0.33	to	0.28	3,379,428	0.00%	-39.65%	to	-40.36%
2016	0.45%	to	2.30%	2,041,696	0.96	to	0.48	1,107,827	0.00%	-29.96%	to	-31.26%
2015	1.15%	to	2.45%	2,794,435	0.79	to	0.85	2,112,085	0.00%	-9.09%	to	-10.29%
2014	1.15%	to	2.50%	1,996,596	0.87	to	0.94	1,661,317	0.00%	-22.67%	to	-23.72%
2013	1.15%	to	2.30%	1,540,494	1.13	to	1.01	1,652,682	0.00%	-44.53%	to	-45.18%
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2017	0.45%	to	2.15%	464,625	3.14	to	2.41	1,216,573	0.00%	-9.30%	to	-10.84%
2016	0.45%	to	2.45%	452,215	3.47	to	3.06	1,267,887	0.00%	-3.38%	to	-5.31%
2015	0.45%	to	2.20%	664,416	3.59	to	2.82	1,920,146	0.00%	-1.66%	to	-3.39%
2014	0.45%	to	2.50%	798,202	3.65	to	3.34	2,388,554	0.00%	-25.25%	to	-26.79%
2013	0.45%	to	2.50%	2,866,211	4.88	to	4.56	12,393,562	0.00%	14.74%	to	12.38%
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2017	1.15%	to	2.15%	95,769	1.42	to	1.23	128,973	0.00%	-14.54%	to	-15.40%
2016	1.15%	to	2.15%	121,474	1.66	to	1.46	191,195	0.00%	-20.06%	to	-20.87%
2015	1.15%	to	1.95%	208,444	2.07	to	1.89	413,390	0.00%	-2.26%	to	-3.05%
2014	1.15%	to	2.50%	351,637	2.12	to	2.48	698,292	0.00%	-12.58%	to	-13.77%
2013	0.45%	to	2.15%	298,812	3.51	to	2.20	694,206	0.00%	-27.90%	to	-29.13%
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2017	0.45%	to	2.15%	247,552	1.58	to	0.76	169,243	0.00%	-25.00%	to	-26.28%
2016	1.15%	to	2.15%	535,422	0.89	to	1.03	449,375	0.00%	-10.52%	to	-11.42%
2015	1.15%	to	2.10%	318,657	0.99	to	1.17	298,344	0.00%	-13.87%	to	-14.70%
2014	0.45%	to	2.50%	321,838	2.69	to	2.09	392,180	0.00%	-19.00%	to	-20.67%
2013	0.45%	to	2.15%	399,140	3.32	to	1.71	589,385	0.00%	-29.37%	to	-30.58%
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2017	0.45%	to	2.30%	450,457	1.94	to	1.12	569,927	0.00%	-13.88%	to	-15.47%
2016	1.15%	to	2.50%	7,555,153	1.53	to	1.75	10,617,019	0.00%	-21.20%	to	-22.27%
2015	0.45%	to	2.40%	1,622,820	2.83	to	1.68	3,245,304	0.00%	-0.35%	to	-2.30%
2014	0.45%	to	2.50%	655,199	2.84	to	2.31	1,245,930	0.00%	-9.26%	to	-11.13%
2013	0.45%	to	2.30%	603,134	3.13	to	1.95	1,327,490	0.00%	-31.16%	to	-32.44%
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2017	0.45%	to	2.15%	672,999	2.66	to	1.40	1,057,934	0.00%	-17.72%	to	-19.12%
2016	0.45%	to	2.15%	777,519	3.24	to	1.73	1,473,865	0.00%	-12.40%	to	-13.89%
2015	0.65%	to	2.10%	1,035,469	3.63	to	2.02	2,241,550	0.00%	-5.06%	to	-6.44%
2014	0.65%	to	2.50%	878,859	3.83	to	3.05	2,018,138	0.00%	-15.01%	to	-16.59%
2013	0.45%	to	2.40%	737,210	4.56	to	2.50	2,017,505	0.00%	-26.85%	to	-28.28%
Variable Trust - Japan 2x Strategy Fund (RLCJ)
2017	0.45%	to	2.15%	68,202	17.20	to	25.98	1,308,835	0.00%	49.62%	to	47.08%
2016	0.45%	to	2.15%	59,041	11.49	to	17.66	781,163	0.00%	8.37%	to	6.53%
2015	0.45%	to	2.45%	101,533	10.61	to	9.04	1,234,316	0.00%	11.49%	to	9.25%
2014	1.15%	to	2.50%	79,473	11.43	to	8.23	881,829	0.00%	-16.38%	to	-17.53%
2013	0.45%	to	2.50%	175,090	11.30	to	9.98	2,492,057	0.00%	55.30%	to	52.10%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - Leisure Fund (RLF)
2017	0.45%	to	2.30%	103,637	$21.75	to	$29.28	$3,588,408	0.22%	19.57%	to	17.36%
2016	0.45%	to	2.30%	146,875	18.19	to	24.95	4,185,284	0.49%	9.07%	to	7.05%
2015	0.45%	to	2.50%	256,578	16.68	to	15.23	6,843,107	0.09%	-0.15%	to	-2.20%
2014	0.45%	to	2.50%	181,903	16.70	to	15.57	4,941,762	0.22%	7.00%	to	4.80%
2013	0.45%	to	2.50%	191,698	15.61	to	14.86	4,912,517	0.59%	41.77%	to	38.85%
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2017	0.45%	to	2.50%	73,684	25.25	to	21.65	3,574,864	0.00%	21.90%	to	19.39%
2016	0.45%	to	2.45%	343,638	20.72	to	18.23	14,284,951	0.00%	29.06%	to	26.48%
2015	0.45%	to	2.50%	336,043	16.05	to	14.34	10,875,301	0.00%	-5.93%	to	-7.87%
2014	0.45%	to	2.50%	94,489	17.06	to	15.57	3,088,946	0.00%	11.43%	to	9.14%
2013	0.45%	to	2.50%	181,969	15.31	to	14.27	4,876,218	0.00%	49.56%	to	46.48%
Variable Fund - Multi-Hedge Strategies (RVARS)
2017	0.45%	to	2.30%	638,005	9.50	to	8.31	5,892,726	0.00%	3.21%	to	1.30%
2016	0.45%	to	2.50%	801,612	9.21	to	7.85	7,227,702	0.10%	-0.93%	to	-2.96%
2015	0.45%	to	2.35%	902,632	9.29	to	8.39	8,312,369	0.64%	1.39%	to	-0.54%
2014	0.45%	to	2.35%	732,401	9.17	to	8.44	6,714,451	0.00%	4.19%	to	2.20%
2013	0.45%	to	2.55%	794,484	8.80	to	7.95	7,062,750	0.00%	1.20%	to	-0.94%
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2017	0.45%	to	2.50%	433,381	59.59	to	55.28	27,750,687	0.00%	68.73%	to	65.27%
2016	0.45%	to	2.15%	216,334	35.32	to	56.50	8,067,938	0.00%	9.10%	to	7.25%
2015	0.45%	to	2.45%	611,925	32.37	to	31.46	20,769,741	0.00%	14.11%	to	11.82%
2014	0.45%	to	2.45%	1,027,097	28.37	to	28.14	31,048,384	0.00%	35.96%	to	33.23%
2013	0.45%	to	2.45%	936,401	20.86	to	21.12	20,772,792	0.00%	79.40%	to	75.81%
Variable Trust - NASDAQ-100(R) Fund (ROF)
2017	0.45%	to	2.45%	530,654	30.15	to	27.17	20,170,097	0.00%	30.53%	to	27.92%
2016	0.45%	to	2.35%	540,704	23.10	to	28.11	16,007,952	0.00%	5.51%	to	3.50%
2015	0.45%	to	2.35%	900,604	21.89	to	27.16	24,997,743	0.00%	7.75%	to	5.70%
2014	0.45%	to	2.55%	746,528	20.32	to	19.28	19,033,453	0.00%	16.92%	to	14.45%
2013	0.45%	to	2.55%	887,995	17.38	to	16.84	19,264,862	0.00%	34.01%	to	31.19%
Variable Trust - Nova Fund (RNF)
2017	0.45%	to	2.15%	489,051	22.37	to	31.82	13,606,944	0.04%	31.19%	to	28.96%
2016	0.45%	to	2.45%	796,712	17.05	to	15.97	16,663,086	0.00%	15.20%	to	12.90%
2015	0.45%	to	2.50%	566,895	14.80	to	14.08	10,643,310	0.00%	-1.17%	to	-3.20%
2014	0.45%	to	2.55%	666,929	14.98	to	14.48	12,705,422	0.08%	18.05%	to	15.56%
2013	0.45%	to	2.55%	1,902,052	12.69	to	12.53	28,504,432	0.09%	48.32%	to	45.19%
Variable Trust - Precious Metals Fund (RPMF)
2017	0.45%	to	2.30%	855,739	5.63	to	8.37	9,924,963	4.50%	6.60%	to	4.63%
2016	0.45%	to	2.50%	940,721	5.28	to	4.75	10,152,106	0.00%	64.77%	to	61.40%
2015	0.45%	to	2.50%	1,368,428	3.21	to	2.94	7,977,234	5.83%	-30.68%	to	-32.12%
2014	0.45%	to	2.50%	879,941	4.63	to	4.34	8,151,128	0.13%	-17.72%	to	-19.42%
2013	0.45%	to	2.50%	851,731	5.62	to	5.38	9,524,330	0.93%	-46.34%	to	-47.45%
Variable Trust - Real Estate Fund (RREF)
2017	0.45%	to	2.30%	197,693	14.32	to	20.00	4,865,511	2.60%	6.18%	to	4.21%
2016	0.45%	to	2.35%	223,411	13.49	to	19.06	5,250,115	1.02%	9.66%	to	7.57%
2015	0.45%	to	2.50%	338,751	12.30	to	10.30	7,117,895	2.02%	-2.96%	to	-4.96%
2014	0.45%	to	2.50%	492,656	12.68	to	10.84	10,849,321	1.19%	20.46%	to	17.98%
2013	0.45%	to	2.50%	391,260	10.52	to	9.19	7,335,555	2.09%	3.48%	to	1.35%
Variable Trust - Retailing Fund (RRF)
2017	0.70%	to	2.10%	91,769	28.56	to	25.20	2,511,408	0.00%	11.54%	to	10.46%
2016	0.70%	to	2.15%	87,325	25.60	to	22.65	2,148,144	0.00%	-0.87%	to	-1.85%
2015	0.45%	to	2.50%	124,823	18.60	to	15.74	3,084,162	0.00%	-1.77%	to	-3.79%
2014	0.45%	to	2.50%	187,893	18.94	to	16.36	4,394,236	0.00%	8.17%	to	5.94%
2013	0.45%	to	2.50%	192,774	17.51	to	15.44	4,609,507	0.02%	35.19%	to	32.40%
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2017	0.45%	to	2.20%	115,272	20.62	to	35.82	4,063,560	0.00%	19.48%	to	17.38%
2016	0.45%	to	2.35%	138,655	17.26	to	29.88	4,092,656	0.00%	29.83%	to	27.36%
2015	0.45%	to	2.50%	119,456	13.30	to	11.28	2,750,865	0.00%	-9.49%	to	-11.35%
2014	0.45%	to	2.50%	237,482	14.69	to	12.72	5,562,054	0.00%	3.82%	to	1.68%
2013	0.45%	to	2.50%	252,741	14.15	to	12.51	5,980,277	0.00%	57.85%	to	54.60%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - S&P 500 2x Strategy Fund (RTF)
2017	0.45%	to	2.50%	753,349	$24.21	to	$22.70	$23,345,040	0.00%	42.85%	to	39.92%
2016	0.45%	to	2.50%	709,399	16.95	to	16.23	15,450,323	0.00%	19.86%	to	17.40%
2015	0.45%	to	2.50%	369,480	14.14	to	13.82	6,625,529	0.00%	-2.10%	to	-4.12%
2014	0.45%	to	2.50%	891,598	14.44	to	14.42	16,675,744	0.00%	24.09%	to	21.54%
2013	0.45%	to	2.50%	1,014,924	11.64	to	11.86	15,631,139	0.00%	67.95%	to	64.50%
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2017	0.45%	to	2.45%	1,435,023	24.67	to	20.45	34,945,300	0.00%	23.84%	to	21.36%
2016	0.45%	to	2.45%	1,468,718	19.92	to	16.85	29,264,332	0.00%	2.12%	to	0.07%
2015	0.45%	to	2.50%	2,553,715	19.51	to	16.76	50,132,537	0.00%	0.63%	to	-1.45%
2014	0.45%	to	2.50%	3,194,594	19.39	to	17.00	62,517,460	0.00%	11.91%	to	9.61%
2013	0.45%	to	2.50%	2,287,444	17.32	to	15.51	40,474,629	0.00%	40.68%	to	37.79%
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2017	0.45%	to	2.45%	1,254,394	19.47	to	17.52	29,033,105	0.76%	15.34%	to	13.03%
2016	0.45%	to	2.50%	1,523,979	16.88	to	15.41	30,875,245	1.14%	16.87%	to	14.47%
2015	0.45%	to	2.50%	1,217,367	14.44	to	13.46	21,106,001	1.04%	-9.79%	to	-11.65%
2014	0.45%	to	2.50%	2,128,730	16.01	to	15.24	41,597,840	0.37%	10.44%	to	8.17%
2013	0.45%	to	2.50%	2,417,188	14.50	to	14.09	43,034,012	0.00%	44.61%	to	41.63%
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2017	0.45%	to	2.45%	380,793	24.36	to	19.92	10,473,123	0.00%	18.23%	to	15.86%
2016	0.45%	to	2.45%	509,527	20.60	to	17.19	11,946,334	0.00%	2.24%	to	0.19%
2015	0.45%	to	2.45%	930,696	20.15	to	17.16	21,384,407	0.00%	0.86%	to	-1.16%
2014	0.45%	to	2.50%	827,165	19.98	to	17.28	18,929,666	0.00%	-2.00%	to	-4.01%
2013	0.45%	to	2.50%	1,496,626	20.39	to	18.00	35,384,794	0.00%	33.45%	to	30.70%
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2017	0.45%	to	2.50%	404,813	18.97	to	16.57	9,583,077	0.00%	12.64%	to	10.33%
2016	0.45%	to	2.50%	911,057	16.85	to	15.02	19,318,534	0.34%	28.31%	to	25.68%
2015	0.45%	to	2.50%	479,147	13.13	to	11.95	7,992,316	0.14%	-12.26%	to	-14.07%
2014	0.45%	to	2.50%	573,667	14.96	to	13.91	11,065,293	0.04%	6.24%	to	4.06%
2013	0.45%	to	2.50%	1,127,639	14.08	to	13.36	20,702,285	0.10%	35.19%	to	32.41%
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2017	0.45%	to	2.45%	496,353	22.67	to	18.80	12,909,532	0.00%	15.56%	to	13.25%
2016	0.45%	to	2.45%	465,553	19.62	to	16.60	10,572,159	0.00%	18.16%	to	15.79%
2015	0.45%	to	2.45%	705,352	16.61	to	14.34	13,744,555	0.00%	-0.82%	to	-2.81%
2014	0.45%	to	2.50%	756,633	16.74	to	14.69	14,965,168	0.00%	-0.45%	to	-2.50%
2013	0.45%	to	2.50%	1,496,718	16.82	to	15.06	29,782,353	0.00%	40.67%	to	37.78%
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2017	0.45%	to	2.45%	528,975	16.51	to	13.33	10,150,079	0.00%	-0.72%	to	-2.71%
2016	0.45%	to	2.45%	836,193	16.63	to	13.71	16,213,550	0.00%	31.15%	to	28.52%
2015	0.45%	to	2.45%	528,126	12.68	to	10.66	7,812,190	0.00%	-13.93%	to	-15.66%
2014	0.45%	to	2.45%	517,699	14.73	to	12.65	9,163,876	0.00%	0.86%	to	-1.17%
2013	0.45%	to	2.45%	812,402	14.61	to	12.80	14,186,349	0.48%	42.18%	to	39.33%
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2017	0.95%	to	2.30%	167,540	6.26	to	5.60	1,030,716	0.00%	-18.80%	to	-19.54%
2016	0.45%	to	2.30%	294,555	9.68	to	6.97	2,290,986	0.00%	6.52%	to	4.55%
2015	0.45%	to	2.30%	179,801	9.09	to	6.66	1,294,892	0.00%	12.84%	to	10.74%
2014	0.45%	to	2.40%	560,826	8.05	to	5.96	3,757,287	0.00%	22.38%	to	19.98%
2013	0.45%	to	2.30%	150,484	6.58	to	5.01	808,868	0.00%	-3.41%	to	-5.20%
Variable Trust - Technology Fund (RTEC)
2017	0.45%	to	2.45%	419,506	20.59	to	17.93	11,207,725	0.00%	32.03%	to	29.39%
2016	0.45%	to	2.45%	440,399	15.60	to	13.85	8,985,933	0.00%	10.57%	to	8.36%
2015	0.45%	to	2.50%	457,774	14.10	to	12.72	8,584,454	0.00%	0.66%	to	-1.41%
2014	0.45%	to	2.50%	527,975	14.01	to	12.90	9,837,345	0.00%	9.76%	to	7.50%
2013	0.45%	to	2.50%	362,371	12.77	to	12.00	6,237,296	0.00%	34.78%	to	32.01%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - Telecommunications Fund (RTEL)
2017	0.65%	to	2.45%	58,362			$9.00	$582,335	1.08%			3.27%
2016	0.65%	to	2.45%	102,863	8.56	to	8.72	993,798	0.32%	16.64%	to	14.54%
2015	0.65%	to	2.15%	127,757	7.34	to	11.31	1,043,908	1.59%	-7.33%	to	-8.73%
2014	0.65%	to	2.15%	126,898	7.92	to	12.39	1,138,272	1.99%	1.95%	to	0.41%
2013	0.90%	to	1.90%	117,499	8.86	to	8.29	1,042,534	2.05%	15.92%	to	15.23%
Variable Trust - Transportation Fund (RTRF)
2017	0.45%	to	2.30%	183,274	20.99	to	28.22	6,057,552	0.27%	21.47%	to	19.22%
2016	0.45%	to	2.35%	224,030	17.28	to	23.51	6,040,756	0.00%	14.91%	to	12.72%
2015	0.65%	to	2.50%	174,576	14.79	to	13.05	4,303,854	0.00%	-14.65%	to	-16.24%
2014	0.45%	to	2.50%	355,267	17.59	to	15.58	10,200,613	0.00%	22.25%	to	19.73%
2013	0.45%	to	2.50%	410,896	14.39	to	13.02	9,712,977	0.00%	49.96%	to	46.88%
Variable Trust - Utilities Fund (RUTL)
2017	0.45%	to	2.50%	199,593	17.29	to	16.51	3,740,981	1.58%	10.52%	to	8.25%
2016	0.45%	to	2.50%	280,829	15.64	to	15.25	4,823,502	0.94%	15.81%	to	13.44%
2015	0.45%	to	2.50%	512,587	13.51	to	13.45	7,536,635	2.50%	-7.78%	to	-9.68%
2014	0.45%	to	2.50%	551,770	14.64	to	14.89	8,856,609	1.72%	22.34%	to	19.82%
2013	0.45%	to	2.50%	315,279	11.97	to	12.43	4,236,429	3.11%	13.12%	to	10.79%
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2017	1.15%	to	1.95%	50,443	6.87	to	6.22	336,591	0.00%	17.95%	to	16.99%
2016	1.15%	to	1.95%	61,576	5.83	to	5.32	348,742	0.00%	-9.76%	to	-10.49%
2015	0.45%	to	2.45%	110,043	5.77	to	5.76	670,233	0.00%	-17.20%	to	-18.87%
2014	0.45%	to	2.10%	69,426	6.97	to	7.18	524,984	0.00%	-22.27%	to	-23.56%
2013	0.45%	to	2.10%	63,300	8.97	to	9.40	623,311	0.00%	-3.25%	to	-4.86%
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2017	0.45%	to	2.50%	1,057,242	11.63	to	10.55	11,665,235	2.98%	3.00%	to	0.88%
2016	0.45%	to	2.45%	1,886,568	11.29	to	10.48	20,484,574	5.43%	8.08%	to	5.91%
2015	0.45%	to	2.45%	1,142,012	10.45	to	9.90	11,554,154	3.03%	0.28%	to	-1.74%
2014	0.45%	to	2.45%	656,347	10.42	to	10.07	6,709,817	0.00%	1.92%	to	-0.13%
2013	0.45%	to	2.20%	443,521	10.22	to	10.10	4,502,917	0.00%	2.21%	to	1.01%	****
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
2017	1.15%	to	1.95%	148,622	11.41	to	11.13	1,667,959	3.96%	5.64%	to	4.79%
2016	0.45%	to	2.45%	180,571	10.97	to	10.50	1,929,928	9.76%	11.12%	to	8.89%
2015	1.15%	to	1.95%	85,475	9.79	to	9.70	831,855	0.19%	-1.85%	to	-2.65%
Health Sciences Portfolio - II (TRHS2)
2017	0.85%	to	1.65%	740,093	10.25	to	10.05	7,527,628	0.00%	26.23%	to	25.21%
2016	0.85%	to	1.65%	451,417	8.12	to	8.02	3,649,358	0.00%	-11.47%	to	-12.19%
2015	1.00%	to	1.65%	168,760	9.17	to	9.14	1,545,737	0.00%	-8.34%	to	-8.62%	****
VanEck VIP Global Gold Fund: Service Class (VVGGS)
2017	1.00%	to	1.65%	45,104	10.71	to	10.66	483,239	0.00%	7.09%	to	6.62%	****
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2017	0.85%	to	1.65%	565,610	9.59	to	9.40	5,382,630	0.00%	-2.80%	to	-3.58%
2016	0.85%	to	1.65%	309,007	9.87	to	9.75	3,036,037	0.23%	42.20%	to	41.05%
2015	0.85%	to	1.65%	104,748	6.94	to	6.91	725,758	0.00%	-30.62%	to	-30.88%	****
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017	0.45%	to	2.50%	688,632	6.55	to	5.70	4,178,307	0.00%	-2.14%	to	-4.15%
2016	0.45%	to	2.50%	877,139	6.69	to	5.94	5,499,904	0.35%	43.06%	to	40.13%
2015	0.45%	to	2.50%	717,439	4.68	to	4.24	3,183,037	0.03%	-33.75%	to	-35.11%
2014	0.45%	to	2.50%	598,836	7.06	to	6.54	4,061,072	0.06%	-19.47%	to	-21.13%
2013	0.45%	to	2.50%	461,180	8.76	to	8.29	3,930,479	0.54%	10.04%	to	7.77%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2017	0.45%	to	2.45%	1,246,020	14.09	to	12.06	16,243,300	1.53%	17.74%	to	15.38%
2016	0.45%	to	2.45%	1,460,461	11.96	to	10.45	16,318,949	0.58%	-3.01%	to	-4.95%
2015	0.45%	to	2.45%	1,806,564	12.33	to	11.00	21,053,117	0.36%	-8.76%	to	-10.59%
2014	0.45%	to	2.50%	2,023,234	13.52	to	12.27	26,136,125	0.50%	-5.69%	to	-7.63%
2013	0.45%	to	2.50%	2,219,333	14.33	to	13.28	30,788,998	1.16%	24.57%	to	22.01%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Energy (WRENG)
2017	1.00%	to	1.65%	121,565	$9.07	to	$8.93	$1,097,925	0.81%	-13.52%	to	-14.08%
2016	1.00%	to	1.65%	85,714	10.49	to	10.39	897,079	0.14%	33.21%	to	32.34%
2015	1.00%	to	1.65%	9,027	7.88	to	7.85	71,055	0.00%	-21.23%	to	-21.47%	****
Lazard NVIT Flexible Opportunistic Strategies Fund P (obsolete) (NLFOSP)
2016	1.00%	to	2.10%	298,392	10.25	to	9.95	3,011,508	2.03%	4.35%	to	3.20%
2015	1.25%	to	2.10%	264,531	9.78	to	9.64	2,571,082	0.88%	-4.45%	to	-5.28%
2014	1.25%	to	1.95%	60,458	10.24	to	10.19	617,679	0.81%	2.38%	to	1.89%	****
NVIT Flexible Fixed Income Fund Class P (obsolete) (NVFIP)
2016	1.00%	to	1.95%	132,510	9.97	to	9.71	1,302,153	3.78%	6.87%	to	5.85%
2015	1.00%	to	1.95%	110,518	9.33	to	9.18	1,020,662	5.17%	-4.48%	to	-5.40%
2014	1.25%	to	1.90%	55,403	9.75	to	9.70	538,888	3.96%	-2.52%	to	-2.95%	****
NVIT Flexible Moderate Growth Fund Class P (obsolete) (NVFMGP)
2016	1.00%	to	1.95%	481,577	10.62	to	10.35	5,061,209	3.08%	8.20%	to	7.16%
2015	1.00%	to	1.95%	265,618	9.82	to	9.66	2,584,937	2.78%	-4.31%	to	-5.22%
2014	1.25%	to	1.95%	86,529	10.24	to	10.20	884,088	2.68%	2.44%	to	1.95%	****
Mariner Hyman Beck Portfolio: Class 2 (obsolete) (NOVMH2)
2016	0.45%	to	2.50%	627,989	9.11	to	8.29	5,419,175	0.00%	-8.55%	to	-10.42%
2015	0.45%	to	2.50%	650,267	9.96	to	9.25	6,206,351	8.46%	-7.05%	to	-8.96%
2014	0.45%	to	2.50%	352,793	10.72	to	10.16	3,664,471	0.00%	7.06%	to	4.85%
2013	0.45%	to	2.50%	253,002	10.01	to	9.69	2,486,015	0.00%	3.45%	to	1.32%
Pioneer Emerging Markets VCT Portfolio - Class II (obsolete) (PIVEM2)
2016	0.45%	to	1.95%	62,739	7.14	to	6.45	421,889	0.20%	5.51%	to	3.92%
2015	0.45%	to	2.10%	74,082	6.77	to	6.15	475,873	4.30%	-15.94%	to	-17.34%
2014	0.45%	to	2.10%	77,131	8.05	to	7.45	594,884	0.19%	-13.19%	to	-14.63%
2013	0.45%	to	2.10%	156,684	9.27	to	8.72	1,396,179	0.82%	-2.63%	to	-4.25%
Guggenheim Variable Fund - CLS Global Diversified Equity Fund (obsolete) (RVAMR)
2016	1.15%	to	2.30%	160,546	12.72	to	11.30	1,969,554	1.48%	7.24%	to	6.00%
2015	0.45%	to	2.50%	1,257,580	11.76	to	10.47	14,467,164	0.91%	-6.52%	to	-8.45%
2014	0.45%	to	2.55%	1,249,764	12.58	to	11.39	15,543,695	0.27%	3.01%	to	0.83%
2013	0.45%	to	2.50%	1,198,793	12.22	to	11.33	14,563,763	0.02%	22.88%	to	20.35%
Guggenheim Variable Fund - CLS Global Growth Fund (obsolete) (RVBER)
2016	0.45%	to	2.30%	126,569	12.55	to	10.47	1,436,108	0.57%	6.46%	to	4.48%
2015	0.45%	to	2.50%	853,997	11.79	to	9.85	9,180,862	0.69%	-4.45%	to	-6.41%
2014	0.45%	to	2.50%	878,354	12.34	to	10.52	9,985,356	0.61%	2.34%	to	0.23%
2013	0.45%	to	2.50%	677,455	12.06	to	10.50	7,580,969	1.52%	18.21%	to	15.78%
Guggenheim Variable Fund - CLS Growth and Income Fund (obsolete) (RVCLR)
2016	0.45%	to	2.35%	214,319	11.95	to	10.14	2,412,715	0.68%	6.61%	to	4.58%
2015	0.45%	to	2.50%	1,986,155	11.21	to	9.57	20,771,137	1.09%	-4.59%	to	-6.55%
2014	0.45%	to	2.50%	2,024,648	11.74	to	10.24	22,412,265	0.65%	1.34%	to	-0.75%
2013	0.45%	to	2.50%	1,377,640	11.59	to	10.31	15,158,693	1.58%	9.67%	to	7.41%
Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund (obsolete) (DXVIMF)
2014	1.15%	to	2.10%	59,108	11.36	to	11.29	669,623	0.00%	13.59%	to	12.86%	****
Insurance Trust - Direxion VP Indexed Commodity Strategy Fund (obsolete) (DXVIC)
2014	1.25%	to	2.00%	2,438	9.18	to	9.13	22,335	0.00%	-8.23%	to	-8.70%	****
Dynamic VP HY Bond Fund (obsolete) (DXVHY)
2014	1.15%	to	2.50%	99,835	10.66	to	10.27	1,046,427	2.25%	-1.25%	to	-2.60%
2013	0.45%	to	2.50%	243,208	10.92	to	10.55	2,603,468	2.21%	3.48%	to	1.35%
VIP Contrafund(R) Portfolio - Service - Class 2R (obsolete) (FC2R)
2014	0.95%	to	1.60%	336,677	24.66	to	23.96	8,331,456	0.69%	10.18%	to	9.88%
2013	0.95%	to	1.60%	386,322	22.38	to	21.80	8,675,282	0.85%	29.17%	to	28.81%
VIP Equity-Income Portfolio - Service Class 2 R (obsolete) (FEI2R)
2014	0.45%	to	2.50%	785,259	16.63	to	13.02	13,829,493	3.05%	7.96%	to	5.74%
2013	0.45%	to	2.45%	635,670	15.41	to	12.37	10,469,708	2.96%	27.22%	to	24.66%
VIP Growth Portfolio - Service Class 2 R (obsolete) (FG2R)
2014	0.45%	to	2.50%	2,163,708	19.04	to	15.19	38,138,026	0.24%	10.54%	to	8.27%
2013	0.45%	to	2.45%	1,062,979	17.23	to	14.09	17,083,564	0.33%	35.36%	to	32.64%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.45%	to	2.15%	308,078	13.39	to	14.62	4,810,959	5.64%	6.46%	to	4.64%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP High Income Portfolio - Service Class 2R (obsolete) (FHI2R)
2014	0.45%	to	2.50%	333,474	$11.27	to	$10.66	$3,658,266	3.60%	0.45%	to	-1.62%
2013	0.45%	to	2.50%	290,706	11.21	to	10.83	3,211,341	5.89%	5.39%	to	3.22%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.45%	to	2.50%	312,339	10.25	to	9.50	3,129,777	0.96%	0.30%	to	-1.77%
Series M (Macro Opportunities Series) (obsolete) (GSBLMO)
2015	0.45%	to	2.35%	185,315	10.49	to	10.06	1,899,162	2.58%	-0.75%	to	-2.65%
2014	0.45%	to	2.35%	95,487	10.56	to	10.34	996,814	0.00%	4.87%	to	2.87%
2013	1.35%	to	2.10%	2,358	10.06	to	10.05	23,718	0.00%	0.61%	to	0.51%	****
NVIT Nationwide Fund - Class III (obsolete) (TRF3)
2013	0.45%	to	2.30%	113,926	15.59	to	16.83	1,841,734	1.53%	30.53%	to	28.11%
NVIT Government Bond Fund - Class III (obsolete) (GBF3)
2013	0.45%	to	2.15%	669,943	10.68	to	11.38	9,075,697	1.44%	-4.53%	to	-6.16%
NVIT Investor Destinations Aggressive Fund - Class VI (obsolete) (GVIDA6)
2013	0.45%	to	1.95%	379,377	14.92	to	16.25	6,452,390	1.97%	26.61%	to	24.70%
NVIT Investor Destinations Balanced Fund - Class VI (obsolete) (NVDBL6)
2013	0.45%	to	2.00%	106,233	12.93	to	12.21	1,328,607	1.95%	12.92%	to	11.17%
NVIT Investor Destinations Capital Appreciation Fund - Class VI (obsolete) (NVDCA6)
2013	1.00%	to	2.50%	96,385	13.56	to	12.82	1,276,664	2.10%	18.20%	to	16.41%
NVIT Investor Destinations Conservative Fund - Class VI (obsolete) (GVIDC6)
2013	0.45%	to	2.30%	768,696	11.50	to	11.87	9,911,437	1.32%	4.23%	to	2.30%
NVIT Investor Destinations Moderate Fund - Class VI (obsolete) (GVIDM6)
2013	0.45%	to	2.50%	1,230,727	13.38	to	12.32	18,913,039	1.46%	16.03%	to	13.64%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (obsolete) (GVDMA6)
2013	0.45%	to	1.95%	427,296	14.25	to	15.67	7,074,831	1.72%	21.82%	to	19.98%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (obsolete) (GVDMC6)
2013	0.45%	to	2.50%	671,052	12.52	to	11.92	9,594,807	1.25%	10.10%	to	7.83%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.45%	to	2.45%	210,197	12.48	to	11.59	2,564,300	2.33%	20.55%	to	18.13%
NVIT Multi-Manager Small Cap Growth Fund - Class III (obsolete) (SCGF3)
2013	0.45%	to	2.50%	108,907	18.01	to	12.27	1,728,650	0.00%	43.72%	to	40.77%
NVIT Multi-Manager Small Cap Value Fund - Class III (obsolete) (SCVF3)
2013	0.45%	to	2.45%	132,331	17.07	to	14.54	2,714,433	1.05%	39.74%	to	36.94%
NVIT Multi-Manager Small Company Fund - Class III (obsolete) (SCF3)
2013	0.45%	to	2.10%	142,009	16.81	to	25.48	3,283,214	0.15%	40.32%	to	37.99%
American Century NVIT Growth Fund -Class II (obsolete) (CAF2)
2015	0.45%	to	2.50%	244,341	13.65	to	12.91	3,230,670	0.87%	3.89%	to	1.75%
2014	0.45%	to	2.50%	98,599	13.13	to	12.69	1,272,551	0.92%	10.54%	to	8.27%
2013	0.45%	to	1.65%	7,357	11.88	to	11.79	86,833	1.24%	18.82%	to	17.86%	****
VP Income & Growth Fund - Class III (obsolete) (ACVIG3)
2014	0.45%	to	2.50%	660,331	18.51	to	14.44	12,814,948	2.01%	12.00%	to	9.69%
2013	0.45%	to	2.45%	310,052	16.53	to	13.22	5,487,546	2.29%	35.21%	to	32.50%
VP Ultra(R) Fund - Class III (obsolete) (ACVU3)
2014	1.15%	to	1.60%	57,799	18.18	to	17.16	1,043,856	0.42%	8.74%	to	8.25%
2013	1.15%	to	1.60%	25,186	16.72	to	15.85	414,407	0.53%	35.44%	to	34.83%
VP Value Fund - Class III (obsolete) (ACVV3)
2014	0.45%	to	2.50%	767,059	17.75	to	15.03	16,521,671	1.44%	12.57%	to	10.25%
2013	0.45%	to	2.50%	525,812	15.77	to	13.63	10,132,795	1.71%	31.13%	to	28.44%
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (obsolete) (VWAR)
2014	1.15%	to	2.15%	188,357	9.78	to	9.43	1,819,617	0.00%	-2.20%	to	-3.19%
2013	1.15%	to	2.20%	168,013	10.00	to	9.72	1,665,592	0.00%	3.84%	to	2.74%

2017	Reserves for annuity contracts in payout phase:								66,779
2017	Contract owners’ equity:								$2,123,466,643
2016	Reserves for annuity contracts in payout phase:								69,540
2016	Contract owners’ equity:								$1,791,511,137
2015	Reserves for annuity contracts in payout phase:								70,623
2015	Contract owners’ equity:								$1,613,745,449
2014	Reserves for annuity contracts in payout phase:								89,289
2014	Contract owners’ equity:								$1,524,687,920
2013	Reserves for annuity contracts in payout phase:								113,380
2013	Contract owners’ equity:								$1,358,664,885

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2017 and 2016, the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes and financial statement schedules I, III, IV, and V (collectively, the “consolidated financial statements”) of the Company as listed in the accompanying table of contents. In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)

(“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company’s auditor since 1968.

Columbus, Ohio

February 28, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S.

member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2017	2016	2015
Revenues
Policy charges	$2,545	$2,361	$2,216
Premiums	633	642	786
Net investment income	2,414	2,139	1,982
Net realized investment gains (losses), including other-than-temporary impairment losses	12	(111)	82
Other revenues	9	8	14

Total revenues	$5,613	$5,039	$5,080

Benefits and expenses
Interest credited to policyholder account values	$1,844	$1,406	$1,078
Benefits and claims	1,283	1,298	1,662
Amortization of deferred policy acquisition costs	392	433	68
Other expenses, net of deferrals	1,193	998	1,044

Total benefits and expenses	$4,712	$4,135	$3,852

Income before federal income taxes and noncontrolling interests	$901	$904	$1,228
Federal income tax benefit (expense)	408	(126)	(293)

Net income	$1,309	$778	$935
Loss attributable to noncontrolling interests, net of tax	96	91	96

Net income attributable to Nationwide Life Insurance Company	$1,405	$869	$1,031

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2017	2016	2015
Net income	$1,309	$778	$935

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$550	$237	$(720)
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(100)	22	43

Total other comprehensive income (loss), net of tax	$450	$259	$(677)

Total comprehensive income	$1,759	$1,037	$258
Comprehensive loss attributable to noncontrolling interests, net of tax	(96)	(91)	(96)

Total comprehensive income attributable to Nationwide Life Insurance Company	$1,855	$1,128	$354

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2017	2016
Assets
Investments:
Fixed maturity securities, available-for-sale	$50,201	$43,690
Mortgage loans, net of allowance	10,929	9,760
Policy loans	1,030	989
Short-term investments	1,406	1,944
Other investments	1,493	1,111

Total investments	$65,059	$57,494
Cash and cash equivalents	95	92
Accrued investment income	549	514
Deferred policy acquisition costs	5,676	5,432
Other assets	4,203	3,035
Separate account assets	105,607	89,071

Total assets	$181,189	$155,638

Liabilities and equity
Liabilities
Future policy benefits and claims	$59,885	$52,911
Short-term debt	—	300
Long-term debt	793	707
Other liabilities	3,433	3,104
Separate account liabilities	105,607	89,071

Total liabilities	$169,718	$146,093

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	7,703	6,530
Accumulated other comprehensive income	1,308	626

Total shareholder’s equity	$10,733	$8,878
Noncontrolling interests	738	667

Total equity	$11,471	$9,545

Total liabilities and equity	$181,189	$155,638

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036
Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive (loss)	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,405	$—	$1,405	$(96)	$1,309
Other comprehensive income	—	—	—	450	450	—	450

Total comprehensive income (loss)	$—	$—	$1,405	$450	$1,855	$(96)	$1,759
Cumulative effect of adoption of accounting principle[1]	—	—	(232)	232	—	—	—
Change in noncontrolling interest	—	—	—	—	—	167	167

Balance as of December 31, 2017	$4	$1,718	$7,703	$1,308	$10,733	$738	$11,471

[1]	Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the stranded tax effects resulting from the Tax Cuts and Jobs Act, as discussed in Note 2.

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2017	2016	2015
Cash flows from operating activities
Net income	$1,309	$778	$935
Adjustments to net income:
Net realized investment (gains) losses, including other-than-temporary impairment losses	(12)	111	(82)
Interest credited to policyholder account values	1,844	1,406	1,078
Capitalization of deferred policy acquisition costs	(923)	(823)	(870)
Amortization of deferred policy acquisition costs	392	433	68
Amortization and depreciation	99	81	107
Changes in:
Future policy benefits and claims	(934)	(680)	(249)
Derivatives, net	(486)	(247)	(141)
Other, net	(319)	(77)	(63)

Net cash provided by operating activities	$970	$982	$783

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$4,471	$3,007	$2,828
Proceeds from sales of available-for-sale securities	1,857	852	466
Purchases of available-for-sale securities	(11,648)	(8,938)	(7,106)
Proceeds from repayments and sales of mortgage loans	651	792	1,027
Issuances of mortgage loans	(1,807)	(2,163)	(2,155)
Net sales (purchases) of short-term investments	543	(1,174)	169
Collateral received, net	378	217	48
Purchase of Jefferson National Financial Corp, net of cash assumed	(186)	—	—
Other, net	(355)	(231)	(136)

Net cash used in investing activities	$(6,096)	$(7,638)	$(4,859)

Cash flows from financing activities
Net change in short-term debt	$(300)	$(100)	$(260)
Investment and universal life insurance product deposits	10,442	10,894	8,224
Investment and universal life insurance product withdrawals	(5,034)	(4,132)	(3,884)
Other, net	21	19	(14)

Net cash provided by financing activities	$5,129	$6,681	$4,066

Net increase (decrease) in cash and cash equivalents	$3	$25	$(10)
Cash and cash equivalents at beginning of year	92	67	77

Cash and cash equivalents at end of year	$95	$92	$67

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio-domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, life insurance agencies, specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2017 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiary, Olentangy Reinsurance, LLC (“Olentangy”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”), Eagle Captive Reinsurance, LLC (“Eagle”) and Jefferson National Financial Corp (“JNF”) and its wholly-owned subsidiaries, as discussed in Note 4. NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. Olentangy is a Vermont-domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor. Eagle is an Ohio-domiciled special purpose financial captive insurance company. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. See Note 4 for detailed information related to the acquisition of JNF.

As of December 31, 2017 and 2016, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position, after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, certain future policy benefits and claims, goodwill, provision for income taxes and valuation of net deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, net realized investment gains and losses, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily, monthly or annual basis and are recognized as revenue when earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed indexed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the fair value of the liability. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of interest credited to policyholder account values. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are based on actual experience and industry data and are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with a weighted average interest rate of 6.6% for the years ended December 31, 2017 and 2016 and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.8% and 4.6% for the years ended December 31, 2017 and 2016, respectively, with a provision for adverse deviation.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $70 million and $72 million as of December 31, 2017 and 2016, respectively.

Advances under FHLB funding agreements. The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law and recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2017 and 2016 was $2.0 billion and $2.3 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $47 million of FHLB stock as of December 31, 2017 and 2016.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. The Company obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of the reinsurers to minimize counterparty credit risk. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. On an ongoing basis, the Company monitors the financial condition of reinsurers. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Amounts recoverable from reinsurers are estimated in a manner consistent with future policy benefits and claims reserves. The Company reports its reinsurance recoverables net of any allowance for estimated uncollectible reinsurance recoverables, if deemed necessary. The Company’s consideration is based upon ongoing reviews of amounts outstanding, changes in reinsurer credit standings and other relevant factors.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to results of operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing annually.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 6.25% growth per year as of December 31, 2017.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted annually.

Refer to Note 6 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized in net investment income when earned.

As of December 31, 2017 and 2016, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (85% and 86% as of December 31, 2017 and 2016, respectively), and compared to pricing from additional sources, to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using this matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2017 and 2016, the fair value of the securities received as collateral and recorded off-balance sheet is $43 million and $331 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2017 and 2016, the fair value of loaned securities was $348 million and $541 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in results of operations and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in results of operations, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized through results of operations.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are categorized into the following property types: office, industrial, retail, hotel, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance for losses.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of each new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment upon maturity of such loan or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, the value of the property collateral is determined to be less than the current carrying value and it is probable that the Company will be unable to collect all amounts due pursuant to the contractual terms of the loan agreement. When management determines that a mortgage loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at such loan’s effective interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on property type, loan-to-value and loan surveillance categories. This non-specific reserve reflects management’s best estimates of probable losses inherent in the portfolio for mortgage loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on historical loan loss experience, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest on non-accrual status mortgage loans is included in net investment income in the period collected. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds and real estate partnerships accounted for under the equity method, as well as trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes income or losses from equity method investments in net investment income. These equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the investment might not be recoverable. The Company’s unfunded commitments related to alternative investments were $787 million and $495 million as of December 31, 2017 and 2016, respectively. The carrying value of alternative investments was $582 million and $362 million as of December 31, 2017 and 2016, respectively.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

Consolidated VIEs are primarily made up of tax credit funds whereby the Company serves as the managing member and has guaranteed after-tax benefits to third party investors. The Company has sold $1.7 billion and $1.5 billion in tax credit funds to unrelated third parties as of December 31, 2017 and 2016, respectively. These guaranteed after-tax benefits are provided through periods ending in 2036 and are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $987 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $738 million and $667 million as of December 31, 2017 and 2016, respectively, and are included within the consolidated balance sheets primarily as other investments of $680 million, other assets of $189 million and other liabilities of $158 million as of December 31, 2017, and other investments of $614 million, other assets of $77 million and other liabilities of $67 million as of December 31, 2016. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into results of operations in the same period or periods that the hedged transaction impacts results of operations. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually or on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and results of operations, and the selection of comparable companies used to develop market-based assumptions. The carrying value of goodwill was $269 million and $200 million as of December 31, 2017 and 2016, respectively, and is included in other assets in the consolidated balance sheets. There were no impairments to goodwill as of December 31, 2017 and 2016. Total additions to goodwill was $69 million for the year ended December 31, 2017 and there was no addition to goodwill for the year ended December 31, 2016.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and the Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future, unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 11 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value (“NAV”). Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and is effective January 1, 2018. Impacts to the Company include a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities and assessed its investment portfolio for impairment. As a result of the Act, the Company recognized $530 million of federal income tax benefit and immaterial net realized investment loss in the statement of operations for the year ended December 31, 2017. Additional provisions of the Act will apply to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which include a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. As a result, the Company has reclassified $253 million of AMT credit carryforwards, net of government fees of $11 million, as an income tax receivable.

The valuation of deferred tax assets and liabilities related to life insurance reserves based on changes in the Act reflects the Company’s best estimates and assumptions at this time. The Company is in the process of finalizing inputs to these valuations, which includes further analysis on estimates within life insurance reserves; thus, the provisional measurements of deferred tax assets and liabilities are subject to change. These valuations will be finalized in 2018. The Company has recorded $134 million of provisional amounts in both deferred tax assets and deferred tax liabilities. There is no impact to net deferred tax liabilities.

Refer to Note 7 and Note 14 for additional discussion on the impact of the Act on the Company’s investments and federal income taxes, respectively.

The Company files with the NMIC consolidated federal income tax return.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2017, 2016 and 2015 and 31% of the number of life insurance policies in force in 2017 (33% in 2016 and 35% in 2015). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 28, 2018, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2017, the Company adopted ASU 2015-09, Financial Services- Insurance: Disclosures about Short-Duration Contracts, which amends ASC 944, Financial Services-Insurance, on short duration insurance contracts. This guidance requires additional disclosures of disaggregated incurred and paid claims development information, as well as any significant changes in methodologies or assumptions and claims frequency. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-05, Derivatives and Hedging: Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. The update clarifies that a change in the hedging derivative’s counterparty does not by itself trigger de-designation of a hedging relationship, provided that all other hedge accounting criteria continue to be met. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-06, Derivatives and Hedging: Contingent Put and Call Options in Debt Instruments. The update clarifies that in assessing whether an embedded contingent put or call option is clearly and closely related to the debt host, an entity is required to perform only the four-step decision sequence as amended by the ASU. Consequently, the Company does not have to separately assess whether the event that triggers its ability to exercise the contingent option is itself indexed only to interest rates or credit risk. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

On January 1, 2017, the Company adopted ASU 2016-07, Equity Method and Joint Ventures: Simplifying the Transition to the Equity Method of Accounting. The update simplifies the equity method of accounting by eliminating the requirement to retrospectively apply the equity method to an investment that subsequently qualified for such accounting as a result of an increase in the level of ownership interest or degree of influence. Consequently, when an investment qualifies for the equity method, the cost of acquiring the additional interest in the investee is added to the current basis of the investor’s previously held interest, and the equity method is applied subsequently from the date on which the investor obtains the ability to exercise significant influence over the investee. Unrealized holding gains or losses in AOCI related to an available-for-sale security that becomes eligible for the equity method are recognized in earnings as of the date on which the investment qualifies for the equity method. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-17, Interests Held through Related Parties That Are under Common Control. The update amends existing GAAP consolidations guidance by requiring a reporting entity to evaluate its indirect economic interest in a VIE held through a related party under common control on a proportionate basis. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On February 14, 2018, the FASB issued ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allows for the option to reclassify the stranded tax effects resulting from the Act from AOCI to retained earnings. The Company early adopted this guidance by applying a cumulative effect adjustment to the consolidated balance sheet, effective December 31, 2017. This resulted in an increase in AOCI of $232 million and a decrease in retained earnings of $232 million.

Pending Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. In August 2015, the FASB issued ASU 2015-14, Deferral of the Effective Date, which deferred the effective date of ASU 2014-09 by one year for all entities. In March, April and May 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licenses, and ASU 2016-12, Revenue from Contracts with Customers: Narrow Scope Improvements and Practical Expedients, respectively. These amendments clarify guidance on transition, collectability, noncash consideration and the presentation of sales taxes and other similar taxes. In December 2016, the FASB issued ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amended guidance provides clarification and correction of unintended application of ASU 2014-09, Revenue from Contracts with Customers. The Company will adopt ASU 2014-09, 2016-08, 2016-10, 2016-12 and 2016-20 for annual periods beginning January 1, 2018. Adoption of the above guidance will not have a material impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for annual periods beginning January 1, 2018. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The Company will adopt the ASU for annual periods beginning January 1, 2018. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for interim and annual periods beginning after December 15, 2018 and should be applied on a modified retrospective basis. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated results of operations and financial condition.

(4)	Business Combinations

On March 1, 2017 (“acquisition date”), the Company completed its acquisition of JNF. The Company acquired 100% of the stock of JNF for a total consideration of $201 million in cash. As a result of the acquisition, JNF and its subsidiaries became wholly-owned subsidiaries of Nationwide. JNF, based in Louisville, Kentucky, is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNF’s wholly-owned subsidiaries include Jefferson National Life Insurance Company (“JNL”), Jefferson National Life Insurance Company of New York (“JNLNY”) and Jefferson National Securities Corporation (“JNSC”). JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. JNSC is a registered broker-dealer.

The following table summarizes the consideration paid for JNF and the fair values of the assets acquired and liabilities assumed as of the acquisition date:

(in millions)
Assets
Total investments	$512
Cash and cash equivalents	15
Accrued investment income	4
Reinsurance recoverables, net of allowance[1]	487
Goodwill[1]	69
Other intangibles[1,2]	80
Other assets	6
Separate account assets	4,349

Total assets acquired	$5,522

Liabilities
Future policy benefits and claims	$696
Long-term debt	95
Other liabilities	181
Separate account liabilities	4,349

Total liabilities assumed	$5,321

Total consideration	$201

1	Included in other assets in the consolidated balance sheets.
2	Primarily includes valuation of business acquired.

As a result of the JNF acquisition, the Company recorded goodwill representing the excess of the fair value of consideration exchanged over the fair value of tangible assets acquired, liabilities assumed and separately identified intangible assets.

The determination of fair value of the assets acquired, liabilities assumed and purchase consideration reflects the

Company’s best estimates and assumptions. The Company is in the process of finalizing valuations of certain intangible assets as integration efforts of JNF are not yet completed; thus, the provisional measurements of intangible assets and goodwill are subject to change.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table presents unaudited financial information regarding JNF operations included in the Company’s consolidated statements of operations from the acquisition date to the period ending December 31, 2017. The following table also presents unaudited pro forma information as if JNF had been included in the consolidated results of the Company for the entire years ended December 31, 2017, 2016 and 2015. The pro forma information combines the historical consolidated results of the Company and JNF for the periods presented.

	Actual from acquisition date through	Pro forma for twelve months ended December 31,
(in millions)	December 31, 2017	2017	2016	2015
Revenue	$26	$5,619	$5,072	$5,113
Net Income (Loss)	(6)	1,310	783	935

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(5)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $291 million and $359 million for the years ended December 31, 2017 and December 31, 2016, respectively. The net amount at risk, general account value and reserve balances for GMAB were immaterial as of December 31, 2017 and 2016. The separate account value subject to GMIB was $355 million and $347 million for the years ended December 31, 2017 and December 31, 2016, respectively. The general account value subject to GMIB was $46 million and $47 million as of December 31, 2017 and 2016, respectively. The net amount at risk and reserve balances for GMIB were immaterial as of December 31, 2017 and 2016. Paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2017 and 2016.

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2017				December 31, 2016
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$842	$32,313	$16	67	$922	$27,459	$76	66
Minimum return or anniversary contract value	1,764	33,337	347	71	1,813	31,380	555	71

Total contracts with GMDB	$2,606	$65,650	$363	69	$2,735	$58,839	$631	69

Contracts with GLWB:
Minimum return or anniversary contract value	$84	$39,183	$104	68	$149	$34,974	$166	67

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2017	2016
GMDB	$164	$170
GLWB	$300	$297

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to expected policyholder behavior. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $32 million and lower amortization of DAC of $10 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumptions of participant benefit utilization of the net settlement option within the GLWB. The Company updated its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to life insurance benefits and claims of $164 million and lower amortization of DAC of $28 million.

Paid claims for GMDB were $14 million and $36 million for the years ended December 31, 2017 and 2016, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2017 and 2016.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Mutual funds:
Bond	$7,167	$5,986
Domestic equity	53,617	48,824
International equity	3,874	3,010

Total mutual funds	$64,658	$57,820
Money market funds	992	1,019

Total[1]	$65,650	$58,839

1	Excludes $40.0 billion and $30.2 billion as of December 31, 2017 and 2016, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Indexed Annuity Contracts

The Company offers fixed indexed annuity products with an enhanced GMDB and GLWB. As of December 31, 2017 and 2016, the fixed indexed annuity general account value was $9.8 billion and $5.3 billion, respectively. This includes $351 million and $230 million of general account value relating to contracts with the enhanced GMDB and $3.7 billion and $2.5 billion of general account value relating to contracts with GLWB as of December 31, 2017 and 2016, respectively. These enhanced GMDB reserves were immaterial and GLWB reserves were $31 million and $19 million as of December 31, 2017 and 2016, respectively. The net amount at risk for these guarantees was immaterial as of December 31, 2017 and 2016. Paid claims on contracts with these guarantees were immaterial for the years ended December 31, 2017 and 2016.

The Company conducts an annual comprehensive review of assumptions for fixed indexed annuity guarantees. For the years ended December 31, 2017, 2016 and 2015, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $915 million and $710 million as of December 31, 2017 and 2016, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2017 and 2016.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to the Company’s assumptions related to expected policyholder renewal premiums. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $42 million and lower amortization of DAC and other related balances of $22 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for the no-lapse guarantees, primarily related to the Company’s assumptions related to lapses, mortality and economic scenario expectations. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $21 million and lower amortization of DAC and other related balances of $9 million.

During 2015, the Company completed its annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees. For the year ended December 31, 2015, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC and other related balances.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2017	$3,637	$2,350	$61,489	51
December 31, 2016	$2,991	$2,117	$55,053	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

(6)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2017	2016	2015
Balance at beginning of year	$5,432	$5,200	$4,063
Capitalization of DAC	923	823	870
Amortization of DAC, excluding unlocks	(461)	(412)	(326)
Amortization of DAC related to unlocks	69	(21)	258
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(287)	(158)	335

Balance at end of year	$5,676	$5,432	$5,200

During 2017, the Company conducted its annual comprehensive review of model assumptions related to financial services operations used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. As part of this review, the Company recognized a decrease in amortization for DAC of $69 million and a decrease in amortization for other related balances of $13 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

During 2016, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

During 2015, the Company recognized a decrease in amortization for DAC of $258 million and decrease in amortization for other related balances of $21 million. The updated assumptions were primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate to reduce expected utilization of the net settlement option, as well as a decrease in the expected lapse rates for certain variable annuity products.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(7)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$358	$39	$1	$396
Obligations of states, political subdivisions and foreign governments	3,433	414	2	3,845
Corporate securities	37,643	2,018	220	39,441
Residential mortgage-backed securities	2,788	107	23	2,872
Commercial mortgage-backed securities	1,154	13	6	1,161
Asset-backed securities	2,466	44	24	2,486

Total fixed maturity securities	$47,842	$2,635	$276	$50,201
Equity securities	73	10	4	79

Total available-for-sale securities	$47,915	$2,645	$280	$50,280

December 31, 2016
Fixed maturity securities:
U.S. government and agencies	$596	$49	$—	$645
Obligations of states, political subdivisions and foreign governments	2,454	265	23	2,696
Corporate securities	33,086	1,276	497	33,865
Residential mortgage-backed securities	3,161	126	39	3,248
Commercial mortgage-backed securities	1,260	23	4	1,279
Asset-backed securities	1,967	30	40	1,957

Total fixed maturity securities	$42,524	$1,769	$603	$43,690
Equity securities	2	8	—	10

Total available-for-sale securities	$42,526	$1,777	$603	$43,700

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI. The Company has the ability and intent to hold equity securities until anticipated recovery and does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2017. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,391	$1,408
Due after one year through five years	11,337	11,762
Due after five years through ten years	14,300	14,642
Due after ten years	14,406	15,870

Subtotal	$41,434	$43,682
Residential mortgage-backed securities	2,788	2,872
Commercial mortgage-backed securities	1,154	1,161
Asset-backed securities	2,466	2,486

Total fixed maturity securities	$47,842	$50,201

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,365	$1,174
Adjustment to DAC	(478)	(191)
Adjustment to future policy benefits and claims	(103)	(68)
Adjustment to policyholder dividend obligation	(88)	(74)
Deferred federal income tax expense	(593)	(288)
Cumulative effect of adoption of accounting principle[2]	232	—

Net unrealized gains on available-for-sale securities	$1,335	$553

1	Includes net unrealized gains of $38 million and $1 million as of December 31, 2017 and 2016, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
2	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the stranded tax effects resulting from the Act, as discussed in Note 2.

The following table summarizes the change in net unrealized gains and losses reported in AOCI, for the years ended:

	December 31,
(in millions)	2017	2016
Balance at beginning of year	$553	$316
Unrealized gains arising during the year:
Net unrealized gains on available-for-sale securities before adjustments	1,191	499
Non-credit impairments and subsequent changes in fair value of impaired debt securities	37	21
Net adjustment to DAC and other expense	(287)	(158)
Net adjustment to future policy benefits and claims	(35)	(52)
Net adjustment to policyholder dividend obligations	(14)	(7)
Related federal income tax expense	(318)	(109)

Unrealized gains on available-for-sale securities	$574	$194
Less: Reclassification adjustment for net realized gains (losses) and credit related OTTI on available-for-sale securities, net of tax (expense) benefit ($(13) and $23 as of December 31, 2017 and 2016, respectively)	24	(43)

Increase in net unrealized gains on available-for-sale securities	$550	$237

Cumulative effect of adoption of accounting principle	232	—

Balance at end of year	$1,335	$553

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2017
Fixed maturity securities:
Corporate securities	$3,363	$37	$4,058	$183	$220
Residential mortgage-backed securities	370	3	433	20	23
Asset-backed securities	254	1	82	23	24
Other	437	3	238	6	9

Total fixed maturity securities	4,424	44	4,811	232	276
Equity securities	12	2	30	2	4

Total[2]	$4,436	$46	$4,841	$234	$280

December 31, 2016
Fixed maturity securities:
Corporate securities	$8,762	$320	$1,498	$177	$497
Residential mortgage-backed securities	303	6	397	33	39
Asset-backed securities	327	1	365	39	40
Other	716	21	94	6	27

Total fixed maturity securities	10,108	348	2,354	255	603
Equity securities	—	—	—	—	—

Total[2]	$10,108	$348	$2,354	$255	$603

1	As of December 31, 2017 and 2016, there were $67 million and $118 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 775 and 946 available-for-sale securities in an unrealized loss position as of December 31, 2017 and 2016, respectively.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Amortized cost:
Loans with non-specific reserves	$10,963	$9,775
Loans with specific reserves[1]	—	17

Total amortized cost	$10,963	$9,792

Valuation allowance:
Non-specific reserves	$34	$28
Specific reserves	—	4

Total valuation allowance[2]	$34	$32

Mortgage loans, net of allowance	$10,929	$9,760

1	Interest income recognized on mortgage loans with a specific reserve was immaterial for the years ended December 31, 2017, 2016 and 2015. The average recorded investment was $8.5 million, $18 million and $14 million for the years ended December 31, 2017, 2016 and 2015, respectively.
2	Changes in the valuation allowance are due to current period provisions and recoveries. These changes for the years ended December 31, 2017, 2016 and 2015 were immaterial.

As of December 31, 2017 and 2016, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the LTV and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2017
Apartment	$4,102	$102	$4,204	$4,181	$23	$4,204
Industrial	1,573	10	1,583	1,582	1	1,583
Office	1,752	—	1,752	1,738	14	1,752
Retail	2,995	4	2,999	2,996	3	2,999
Other	425	—	425	425	—	425

Total	$10,847	$116	$10,963	$10,922	$41	$10,963

Weighted average DSC ratio	2.06	1.31	2.05	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	59%	81%	59%

December 31, 2016
Apartment	$3,503	$11	$3,514	$3,514	$—	$3,514
Industrial	1,459	14	1,473	1,439	34	1,473
Office	1,570	3	1,573	1,539	34	1,573
Retail	2,850	30	2,880	2,866	14	2,880
Other	352	—	352	352	—	352

Total	$9,734	$58	$9,792	$9,710	$82	$9,792

Weighted average DSC ratio	2.05	1.26	2.04	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	58%	74%	59%

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $10 million were on deposit with various regulatory agencies as required by law as of December 31, 2017 and 2016. Available-for-sale securities with a carrying value of $88 million and $260 million were pledged as collateral to secure funding agreements as of December 31, 2017 and 2016, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Fixed maturity securities, available-for-sale	$1,982	$1,781	$1,646
Mortgage loans	450	407	390
Alternative investments	23	8	3
Policy loans	41	52	51
Other	27	21	12

Gross investment income	$2,523	$2,269	$2,102
Tax credit fund losses[1]	44	68	59
Investment expenses	65	62	61

Net investment income	$2,414	$2,139	$1,982

1	Represents losses on tax credit funds accounted for under the equity method of accounting. Tax benefits on these tax credit funds are recorded in federal income tax benefit.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including OTTI, by source, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Realized gains on sales[1]	$53	$50	$15
Realized losses on sales[1]	(16)	(90)	(41)
Net realized derivative losses	(9)	(42)	120
Valuation losses and other	(5)	(3)	(11)
OTTI losses[2,3]	(11)	(26)	(1)

Net realized investment gains (losses)	$12	$(111)	$82

1	Gross gains of $52 million, $49 million and $11 million and gross losses of $11 million, $89 million and $36 million were realized on sales of available-for-sale securities during the years ended December 31, 2017, 2016 and 2015, respectively.
2	OTTI on fixed maturity securities excludes $4 million, $6 million and $2 million of non-credit losses included in other comprehensive income for the years ended December 31, 2017, 2016 and 2015, respectively.
3	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Act during the year ended December 31, 2017.

The following table summarizes the cumulative credit losses, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Cumulative credit losses at beginning of year[1]	$(195)	$(224)	$(254)
New credit losses	(3)	(22)	(1)
Incremental credit losses	(2)	—	—
Losses related to securities included in the beginning balance sold or paid down during the period	30	51	31

Cumulative credit losses at end of year[1]	$(170)	$(195)	$(224)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(8)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance products and annuity products with guarantees or indexed crediting features that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps, which are included in derivatives designated and qualifying as hedging instruments in the following tables. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2017 and 2016, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2017				December 31, 2016
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$60	$654	$93	$1,127	$128	$942	$11	$288
Derivatives not designated as hedging instruments:
Interest rate contracts	$25	$2,131	$73	$2,336	$75	$2,078	$110	$1,681
Equity contracts	1,070	15,738	—	2,081	633	10,821	—	1,246
Other derivative contracts	—	—	12	2	—	—	2	2

Derivatives (gross)	$1,155	$18,523	$178	$5,546	$836	$13,841	$123	$3,217

Accrued interest	9		6		10		11
Subject to master netting agreements	(62)		(62)		(71)		(71)

Derivatives (net)	$1,102		$122		$775		$63

Cash collateral (received)/pledged[2]	(998)		106		(660)		29
Securities (received)/pledged[2,3]	(101)		—		(89)		30

Uncollateralized position	$3		$16		$26		$4

1	Prior period balances updated to conform to current period presentation that aligns with regulatory changes and also include all derivatives cleared through an exchange.
2	Excludes initial margin posted on derivatives of $114 million and $146 million as of December 31, 2017 and 2016, respectively.
3	Securities received as collateral are recorded off-balance sheet.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Derivatives not designated as hedging instruments:
Interest rate contracts	$(9)	$13	$(141)
Equity contracts	(25)	(81)	(257)
Total return swaps	—	—	(44)
Other derivative contracts	2	8	(6)
Net interest settlements	(9)	(2)	32

Total derivative losses[1]	$(41)	$(62)	$(416)
Change in embedded derivative liabilities and related fees[2]	32	20	536

Net realized derivative (losses) gains	$(9)	$(42)	$120

1	Included in total derivative losses are economic hedging losses of $2 million, $2 million and $402 million related to the guaranteed benefit annuity programs for the years ended December 31, 2017, 2016 and 2015, respectively. Included in total derivative losses for the year ended 2015 are economic hedging gains of $52 million related to the program that protected against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	The annual comprehensive review of model assumptions for the individual variable annuity business produced an immaterial impact for the years ended December 31, 2017 and 2016. The annual review produced a favorable impact for the year ended December 31, 2015, attributable to the change in estimate to reduce expected utilization of the net settlement option.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(9)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2017:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$395	$—	$1	$396
Obligations of states, political subdivisions and foreign governments	60	3,780	5	3,845
Corporate securities	—	38,529	912	39,441
Residential mortgage-backed securities	1,190	1,682	—	2,872
Commercial mortgage-backed securities	—	1,161	—	1,161
Asset-backed securities	—	2,342	144	2,486

Total fixed maturity securities, available-for-sale, at fair value	$1,645	$47,494	$1,062	$50,201
Other investments at fair value	401	1,157	14	1,572

Investments at fair value	$2,046	$48,651	$1,076	$51,773

Derivative instruments - assets	—	85	1,070	1,155
Separate account assets[1]	103,532	1,365	61	104,958

Assets at fair value	$105,578	$50,101	$2,207	$157,886

Liabilities
Future policy benefits and claims[2]	$—	$—	$984	$984
Derivative instruments - liabilities	—	166	12	178

Liabilities at fair value	$—	$166	$996	$1,162

1	Excludes $649 million of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.
2	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348
Net gains (losses)
In operations[1]	4	(1)	307	(4)	306	(648)
In other comprehensive income	63	—	—	—	63	—
Purchases	74	17	239	—	330	—
Sales	(176)	(3)	(109)	—	(288)	—
Transfers into Level 3	91	—	—	—	91	—
Transfers out of Level 3	(415)	—	—	—	(415)	—

Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, $(10) million for derivative liabilities and $(1) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $721 million of the total fixed maturity securities as of December 31, 2017.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2017 are primarily due to the change in observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2017.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2017:

Unobservable Inputs	Range
Mortality	0.1% - 10%[2]
Lapse	0% - 35%[3]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[4]	See note 4 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
3	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR, determined by market observables for similarly rated public bonds.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6	A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years, so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2017:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2016:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$642	$1	$2	$645
Obligations of states, political subdivisions and foreign governments	57	2,639	—	2,696
Corporate securities	—	32,592	1,273	33,865
Residential mortgage-backed securities	1,385	1,857	6	3,248
Commercial mortgage-backed securities	—	1,279	—	1,279
Asset-backed securities	—	1,817	140	1,957

Total fixed maturity securities, available-for-sale, at fair value	$2,084	$40,185	$1,421	$43,690
Other investments at fair value	1,050	957	1	2,008

Investments at fair value	$3,134	$41,142	$1,422	$45,698

Derivative instruments - assets	—	203	633	836
Separate account assets[1]	87,266	1,374	65	88,705

Assets at fair value	$90,400	$42,719	$2,120	$135,239

Liabilities
Future policy benefits and claims[2]	$—	$—	$346	$346
Derivative instruments - liabilities	—	121	2	123

Liabilities at fair value	$—	$121	$348	$469

1	Excludes $366 million of separate account assets that use NAV as a practical expedient to estimate fair value.
2	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71
Net (losses) gains
In operations[1]	(12)	8	92	(13)	75	277
In other comprehensive income	39	(11)	—	—	28	—
Purchases	147	—	115	—	262	—
Sales	(178)	(33)	(19)	(283)	(513)	—
Transfers into Level 3	261	—	—	—	261	—
Transfers out of Level 3	(64)	—	—	—	(64)	—

Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $(157) million for future policy benefits and claims, $145 million for derivative assets, and $(4) million for derivative liabilities and $(2) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.0 billion of total fixed maturity securities as of December 31, 2016.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
4	Certain prior period amounts related to separate account assets that use NAV as a practical expedient to estimate fair value have changed to conform with the current period presentation as a result of new guidance.

Transfers into and out of Level 3 during the year ended December 31, 2016 are primarily due to the change in the observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2016.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2017				December 31, 2016
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$10,929	$10,876	$—	$10,876	$9,760	$9,589	$—	$9,589
Policy loans	$1,030	$1,030	$—	$1,030	$989	$989	$—	$989
Other investments	$78	$78	$—	$78	$72	$72	$—	$72

Liabilities
Investment contracts	$36,746	$34,711	$—	$34,711	$31,431	$29,736	$—	$29,736
Short-term debt	$—	$—	$—	$—	$300	$300	$—	$300
Long-term debt	$793	$1,070	$977	$93	$707	$927	$920	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(10)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions	Total
Balance as of December 31, 2015[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2016[1]	$25	$175	$200
Adjustments	—	69	69

Balance as of December 31, 2017[1]	$25	$244	$269

1	The goodwill balances have not been previously impaired.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(11)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Liabilities:
Future policyholder benefits	$1,571	$1,602
Policyholder funds and accumulated dividends	137	138
Policyholder dividends payable	20	20
Policyholder dividend obligation	110	100
Other policy obligations and liabilities	25	38

Total liabilities	$1,863	$1,898

Assets:
Available-for-sale securities	$1,294	$1,286
Mortgage loans, net of allowance	220	223
Policy loans	128	138
Other assets	77	98

Total assets	$1,719	$1,745

Excess of reported liabilities over assets	$144	$153

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities, available-for-sale	$14	$7
Adjustment to policyholder dividend obligation	(14)	(7)

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$144	$153

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,294	$1,286
Amortized cost	1,206	1,212
Shadow policyholder dividend obligation	(88)	(74)

Net unrealized appreciation	$—	$—

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2017	2016	2015
Revenues:
Premiums	$53	$56	$58
Net investment income	81	84	87
Realized investment (losses) gains	(1)	(3)	1
Realized losses credited to policyholder benefit obligation	(4)	(1)	(5)

Total revenues	$129	$136	$141

Benefits and expenses:
Policy and contract benefits	$115	$125	$122
Change in future policyholder benefits and interest credited to policyholder accounts	(32)	(36)	(33)
Policyholder dividends	39	40	40
Change in policyholder dividend obligation	(8)	(8)	(4)
Other expenses	1	1	1

Total benefits and expenses	$115	$122	$126

Total revenues, net of benefits and expenses, before federal income tax expense	$14	$14	$15
Federal income tax expense	5	5	5

Revenues, net of benefits and expenses and federal income tax expense	$9	$9	$10

Maximum future earnings from assets and liabilities:
Beginning of period	$153	$162	$172
Change during period	(9)	(9)	(10)

End of period	$144	$153	$162

Cumulative closed block earnings from inception through December 31, 2017, 2016 and 2015 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $22 million, $26 million and $32 million as of December 31, 2017, 2016 and 2015, respectively.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(12)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had no amounts outstanding under the agreement as of December 31, 2017 and had $300 million outstanding as of December 31, 2016, which had a weighted average interest rate of 0.72%.

In April 2017, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 23, 2018, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities, at a borrowing rate set by the FHLB. The Company had $6.5 billion and $6.1 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2017 and 2016, respectively.

In April 2015, NMIC and the Company replaced their previous $600 million revolving credit facility with a new credit facility of $750 million and a borrowing rate of 0.785% plus a U.S. LIBOR rate, which is based on the repayment date of the draw, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2017 and 2016.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to the one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2017 and 2016.

The amount of interest paid on short-term debt was immaterial in 2017, 2016 and 2015.

(13)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2017	2016
8.15% surplus note, due June 27, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 31, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other[1]	93	7

Total long-term debt	$793	$707

1	Includes debt assumed in the JNF acquisition.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2017, 2016 and 2015. Payments of interest and principal under the surplus notes require the prior approval of the ODI.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(14)	Federal Income Taxes

The following table summarizes the components of federal income tax benefit (expense) for the years ended:

	December 31,
(in millions)	2017	2016	2015
Current tax benefit (expense)[1]	$177	$(61)	$(76)
Deferred tax benefit (expense)[1]	231	(65)	(217)

Total federal income tax benefit (expense)	$408	$(126)	$(293)

1	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Act.

The following table summarizes how the total federal income tax benefit (expense) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2017		2016		2015
(in millions)	Amount	%	Amount	%	Amount	%
Income before federal income taxes and noncontrolling interests	$901		$904		$1,228
Rate reconciliation:
Computed (expected tax expense)	$(315)	(35)%	$(316)	(35)%	$(430)	(35)%
Dividends received deduction	128	14%	144	16%	118	10%
Tax credits	90	10%	81	9%	63	5%
Impact of enacted tax law changes[1]	530	59%	—	—%	—	—%
Other, net[2]	(25)	(3)%	(35)	(4)%	(44)	(4)%

Total federal income tax benefit (expense)	$408	45%	$(126)	(14)%	$(293)	(24)%

1	Represents the remeasurement of deferred tax assets and liabilities of $541 million and government fees of $(11) million as a result of the Act.
2	Certain prior period amounts have been reclassified to conform to the current year’s presentation.

The Company’s current federal income tax receivable (liability) was $166 million and $(52) million as of December 31, 2017 and 2016, respectively.

The Company made $8 million, $7 million and $33 million of payments for the years ended December 31, 2017, 2016 and 2015, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Deferred tax assets
Future policy benefits and claims	$781	$953
Tax credit carryforwards	350	599
Derivatives, including embedded derivatives	44	21
Other	236	383

Gross deferred tax assets	$1,411	$1,956
Valuation allowance	(10)	(17)

Gross deferred tax assets, net of valuation allowance	$1,401	$1,939

Deferred tax liabilities
Deferred policy acquisition costs	$971	$1,577
Available-for-sale securities	589	536
Other	311	278

Gross deferred tax liabilities	$1,871	$2,391

Net deferred tax liability	$470	$452

As of December 31, 2017, the Company has gross federal net operating losses of $17 million, which expire between 2018 and 2037. As of December 31, 2017, the Company had $307 million in low-income-housing credit carryforwards, which expire between 2024 and 2037. In addition, the Company had $43 million in foreign tax credit carryforwards which expire between 2024 and 2026. The Company expects to fully utilize all carryforwards.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2017	2016	2015
Balance at beginning of period	$36	$36	$38
Additions for current year tax positions	2	1	1
Additions for prior year tax positions	—	1	—
Reductions for prior years tax positions	(28)	(2)	(3)

Balance at end of period	$10	$36	$36

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2013 tax year.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(15)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy was granted a permitted practice from the Commissioner of Insurance of the State of Vermont allowing Olentangy to carry the assets placed in a trust account by Union Hamilton Reinsurance Ltd. and held for the benefit of the ceding insurer under a reinsurance agreement on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value with the offset to surplus. In 2017, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2016, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million, and also raised NLIC’s admitted deferred tax assets by $8 million.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. In 2017, this prescribed practice decreased NLIC’s valuation of this subsidiary by $184 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2016, this prescribed practice decreased NLIC’s valuation of this subsidiary by $97 million, and also reduced NLIC’s admitted deferred tax assets by $15 million.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2017	2016	2015
Statutory net income (loss)
NLIC	$1,039	$751	$167
NLAIC	(277)	(227)	(99)
JNL	—	N/A	N/A
JNLNY	—	N/A	N/A

Statutory capital and surplus
NLIC	$5,949	$5,208	$4,567
NLAIC	1,340	968	735
JNL	35	N/A	N/A
JNLNY	7	N/A	N/A

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment, and they must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2017, 2016 and 2015 NLIC did not pay any dividends to NFS. As of January 1, 2018, NLIC has the ability to pay dividends to NFS totaling $1.0 billion without obtaining prior approval.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity, based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, JNL, JNLNY, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group, which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2017, 2016 and 2015, the Company was allocated costs from NMIC and NSC totaling $324 million, $277 million and $289 million, respectively.

Under the enterprise cost sharing agreement, the Company has an arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $17 million, $19 million and $18 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion as of December 31, 2017 and 2016. Total revenues from these contracts were $125 million, $127 million and $129 million for the years ended December 31, 2017, 2016 and 2015, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $111 million for the years ended December 31, 2017 and 2016, and $106 million for the year ended December 31, 2015.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $158 million for the year ended December 31, 2017 and $209 million for the years ended December 31, 2016 and 2015, while benefits, claims and expenses ceded during these years were $108 million, $185 million and $207 million, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2017, 2016 and 2015, customer allocations to NFG funds totaled $66.7 billion, $61.4 billion and $59.1 billion, respectively. For the years ended December 31, 2017, 2016 and 2015, NFG paid the Company $221 million, $199 million and $196 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $899 million as of December 31, 2017 and 2016, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2017, 2016 and 2015.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $72 million, $65 million and $63 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2017, 2016 and 2015, the Company had notes receivable outstanding of $313 million, $332 million and $238 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company, a subsidiary of NMIC. As of December 31, 2017, 2016 and 2015, the Company had notes receivable outstanding of $7 million, $11 million and $14 million, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries, under such policies, in accordance with applicable accounting rules.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, NMIC insofar as any inquiry, examination, or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business with various third parties based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(18)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2017	2016	2015
Premiums
Direct	$962	$1,011	$1,144
Assumed from other companies	—	—	—
Ceded to other companies	(329)	(369)	(358)

Net	$633	$642	$786

Life, accident and health insurance in force
Direct	$291,984	$275,404	$260,465
Assumed from other companies	2	2	5
Ceded to other companies	(62,714)	(61,674)	(60,976)

Net	$229,272	$213,732	$199,494

Amounts recoverable under reinsurance contracts totaled $1,124 million, $683 million and $647 million as of December 31, 2017, 2016 and 2015, respectively, and are included in other assets in the consolidated balance sheets.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(19) Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its business segments. During the 2017 second quarter, the Company reorganized its business segments based on the internally-aligned segment leadership structure, which is how the Company monitors results and assesses performance. The Company now has three reportable segments: Individual Products & Solutions (“IPS”), Retirement Plans and Corporate and Other. All prior period business segment results have been updated to conform to the current period presentation.

The primary segment profitability measure that management uses is a financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items, such as trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges; (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest. The Company believes this financial measure enhances the understanding and comparability of its performance by highlighting its results from continuing operations and their underlying profit drivers.

Individual Products and Solutions

IPS offers the following products: individual deferred annuity contracts, immediate annuities, and various life insurance products. Individual deferred annuity contracts offered consist of deferred variable annuity contracts, deferred fixed annuity contracts and deferred fixed indexed annuity contracts. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods, while deferred fixed indexed annuity contracts generate a return for the customer based on market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The various life insurance products offered consist of individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business NIA managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2017
Revenues:
Policy charges	$2,428	117	—	$2,545
Premiums	596	—	37	633
Net investment income	1,521	835	58	2,414
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)	(318)
Other revenues[2]	1	—	9	10

Total revenues	$4,546	$952	$(214)	$5,284
Benefits and expenses:
Interest credited to policyholder account values[3]	$783	557	36	$1,376
Benefits and claims[4]	1,395	—	27	1,422
Amortization of DAC	332	6	54	392
Other expenses, net of deferrals	741	194	258	1,193

Total benefits and expenses	$3,251	$757	$375	$4,383

Income before federal income taxes and noncontrolling interests	$1,295	195	(589)	$901
Less: certain non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	(54)
Less: net gain attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,295	$195	$(121)

Assets as of year end	$134,326	$35,520	$11,343	$181,189

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$2,254	$107	$—	$2,361
Premiums	605	—	37	642
Net investment income	1,337	791	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(299)	(299)
Other revenues[2]	—	—	14	14

Total revenues	$4,196	$898	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder account values[3]	$684	$531	$30	$1,245
Benefits and claims[4]	1,245	—	32	1,277
Amortization of DAC	432	4	(3)	433
Other expenses, net of deferrals	654	181	163	998

Total benefits and expenses	$3,015	$716	$222	$3,953

Income before federal income taxes and noncontrolling interests	$1,181	$182	$(459)	$904
Less: certain non-operating changes in variable annuity liabilities and net realized investment (losses)[1]	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	(91)

Pre-tax operating earnings (loss)	$1,181	$182	$(75)

Assets as of year end	$113,062	$32,239	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$2,105	$111	$—	$2,216
Premiums	751	—	35	786
Net investment income	1,193	752	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(56)	(56)
Other revenues[2]	(83)	—	7	(76)

Total revenues	$3,966	$863	$23	$4,852
Benefits and expenses:
Interest credited to policyholder account values	$564	$494	$20	$1,078
Benefits and claims[3]	1,405	—	29	1,434
Amortization of DAC	128	7	(67)	68
Other expenses, net of deferrals	705	163	176	1,044

Total benefits and expenses	$2,802	$664	$158	$3,624

Income before federal income taxes and noncontrolling interests	$1,164	$199	$(135)	$1,228
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	(56)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	74
Less: net loss attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,164	$199	$(57)

Assets as of year end	$104,020	$30,524	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2017 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$358	$396	$396
Obligations of states, political subdivisions and foreign governments	3,433	3,845	3,845
Public utilities	5,374	5,582	5,582
All other corporate, mortgage-backed and asset-backed securities	38,677	40,378	40,378

Total fixed maturity securities, available-for-sale	$47,842	$50,201	$50,201
Equity securities, available-for-sale:
Common stocks:
Banks, trust and insurance companies	$15	$15	$15
Industrial, miscellaneous and all other	14	12	12
Nonredeemable preferred stocks	44	52	52

Total equity securities, available-for-sale	$73	$79	$79
Trading assets	73	74	74
Mortgage loans, net of allowance	10,963		10,929	[1]
Policy loans	1,030		1,030
Other investments	1,340		1,340
Short-term investments	1,406		1,406

Total investments	$62,727		$65,059

1	Difference from Column B is primarily attributable to valuation allowances due to impairments on mortgage loans on estate (see Note 7 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2017
IPS	$5,922	$38,510			$596
Retirement Plans	235	18,773			—
Corporate and Other	(481)	2,602			37

Total	$5,676	$59,885			$633

2016
IPS	$5,390	$32,621			$605
Retirement Plans	229	17,443			—
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

2015
IPS	$5,007	$26,742			$751
Retirement Plans	222	15,940			—
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2017
IPS	$1,521	$2,507	$332	741
Retirement Plans	835	557	6	194
Corporate and Other	58	63	54	258

Total	$2,414	$3,127	$392	$1,193

2016
IPS	$1,337	$2,111	$432	654
Retirement Plans	791	531	4	181
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

2015
IPS	$1,193	$2,198	$128	$705
Retirement Plans	752	494	7	163
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2017
Life, accident and health insurance in force	$291,984	$(62,714)	$2	$229,272
Premiums:
Life insurance[1]	$700	$(67)	$—	$633
Accident and health insurance	262	(262)	—	—

Total	$962	$(329)	$—	$633

2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2017, 2016 and 2015 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2017
Valuation allowances - mortgage loans	$32	$6	$—	$(4)	$34

2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

52

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-4:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2017.
Statement of Operations for the year ended December 31, 2017.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2017 and 2016.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015.
Consolidated Statements of Comprehensive Income for the years ended December 31, 2017, 2016 and 2015.
Consolidated Balance Sheets as of December 31, 2017 and 2016.
Consolidated Statements of Equity as of December 31, 2017, 2016, 2015, and 2014.
Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Pre-Effective Amendment No. 4 on September 7, 2007 (File No. 333-135650) as Exhibit 24 and hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit 3 and hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed with the Initial Registration Statement on July 7, 2006 (File No. 333-135650) as Exhibit 4 and hereby incorporated by reference.
5)	Variable Annuity Application – Filed with the Initial Registration Statement on July 7, 2006 (File No. 333-135650) as Exhibit 5 and hereby incorporated by reference.
6)	Depositor’s Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.

1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
5)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
6)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
7)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
8)	Participation Agreement with Credit Suisse Asset Management, LLC, and Provident Distributors, Inc. dated January 3, 2000 with the registration statement under 033-60063, post effective amendment number 21 filed on April 22, 2008 as document creditsuissefpa.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm

16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
21)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September, 1999 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonfpa.htm
22)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
23)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
24)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
25)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc. dated May 2, 2011 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsfpa.htm
26)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
27)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
28)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
29)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
30)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm

31)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., as amended, dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
32)	Fund Participation Agreement with ProFunds Distributors, Inc. dated January 10, 2010 with the registration statement under 333-62692, post-effective amendment number 26 filed on April 19, 2011 as document profundfpa.htm
33)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
34)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
35)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
37)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
39)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
9)	Opinion of Counsel – Filed with the Initial Registration Statement on July 7, 2006 (File No. 333-135650) as Exhibit 9 and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker

Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-Marketing Services	Tiffanie Hiibner
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Marketing	Jennifer B. MacKenzie
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President-Chief Digital Officer	Ann S. Bair
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company	Texas	The company provides life, health and annuity products.
Jefferson National Life Insurance Company of New York	New York	The company provides variable annuity products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Securities Corporation	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 7, 2018, was 4,107 and 3,416 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3

Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Property Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Christopher Igodan, Jr.
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Treasurer	Mark E. Hartman
Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 24, 2018.
Nationwide Variable Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 24, 2018.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact